[MANULIFE FINANCIAL LOGO]




                VENTURE(R) Variable Products

                        Audited Financial Statements

                        Manufacturers Investment Trust
                        Annual Report
                        December 31, 2002



Venture Variable Annuities and Venture Variable Life Insurance Products Issued by The Manufacturers Life Insurance Company (U.S.A.)

0103: 1115001

MANUFACTURERS INVESTMENT TRUST ANNUAL REPORT

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 15, 2003

Dear Fellow Investors:

The financial statements that follow reflect operations for the 12 months ended December 31, 2002, for the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The Trust's total net assets decreased slightly during this period, from $20.01 billion to $18.79 billion. Strong positive cash flow helped curb declining asset levels during a negative equity market period.

For the third straight year, the value of US equities declined while US Treasury Bonds moved substantially higher. The S&P 500, a barometer of this country's largest companies, fell 22.1%. Not since the depression years from 1929 to 1932 have stock prices been in such a protracted decline. In our view, confidence in equity ownership was shaken by a number of factors including corporate scandals, anemic profit growth and significant investment writedowns particularly in telecommunications. Real Estate Investment Trusts (REITs), often valued for their diversification and high dividend payouts, were among the few types of equity securities to gain in value last year.

By contrast, US fixed income markets accelerated upward as interest rates plummeted to 40-year lows. Within the Trust, all high quality bond portfolios posted positive results for the year with returns ranging from 7.5% to a high of 20% in the Global Bond Trust. High Yield bonds, frequently valued for their diversification and equity-like characteristics within fixed income, proved the exception to fixed income performance and posted a negative total return this past year. It is this variability from unique types of securities like REITs and High Yield across asset classes that provides investors with real diversification. Many portfolios in the Trust provide you with the tools for asset class diversification to help increase total returns and lower long-term volatility over time, the cornerstone of wise, long-term investing.

Over the past year, US equity prices and economic activity have diverged. In spite of the equity market's downturn, the economy appears to be in a typical cyclical recovery pattern. The Federal Reserve continues its low interest rate policy, seriously committed to price stability in order to avoid the risk of Japanese-style deflation. The US consumer continues to spend, accounting for almost 80% of the 3.3% annual growth in US gross domestic product. And capital equipment spending, which showed its first up tick in two years, appears to have turned the corner. Looking forward, there are ample reasons for equity investors to stay invested:

    - Historically, equities have grown with the expanding US economy through the ebb and flow of time;

    - Currently, reduced stock valuations provide an opportunity for better returns going forward; and

    - Low interest rates and pent up corporate spending can drive the economy forward as the year progresses.

At Manulife Financial, our constant objective, during all market cycles, is to consistently offer our clients the proper building blocks for diversification -- a multi-manager platform with a wide range of investment options across asset classes and investment styles. We also offer five Lifestyle portfolios -- diversified, fund-of-fund portfolios ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them set an asset allocation mix and investment options appropriate for their risk tolerance.

We urge you to review your overall financial program regularly with your financial consultant to ensure that it continues to be structured to reflect your risk tolerance and to help you meet your goals. It may be the right time to reevaluate your mix of portfolios and increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ James D. Gallagher
JAMES D. GALLAGHER
President

---------------
(diamond) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated.

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT

                                                                                                            Page
                                                                                                            ----
Portfolio Performance and Manager's Commentary.........................................................      iii

Report of Independent Accountants......................................................................        1

Statements of Assets and Liabilities...................................................................        2

Statements of Operations...............................................................................       18

Statements of Changes in Net Assets....................................................................       34

Financial Highlights...................................................................................       55

Portfolio of Investments:

     Internet Technologies Trust.......................................................................       87
     Pacific Rim Emerging Markets Trust................................................................       87
     Telecommunications Trust..........................................................................       90
     Science & Technology Trust........................................................................       91
     International Small Cap Trust.....................................................................       92
     Health Sciences Trust.............................................................................       94
     Aggressive Growth Trust...........................................................................       95
     Emerging Small Company Trust......................................................................       99
     Small Company Blend Trust.........................................................................      101
     Dynamic Growth Trust..............................................................................      104
     Mid Cap Growth Trust..............................................................................      105
     Mid Cap Opportunities Trust.......................................................................      107
     Mid Cap Stock Trust...............................................................................      110
     All Cap Growth Trust..............................................................................      112
     Financial Services Trust..........................................................................      113
     Overseas Trust....................................................................................      114
     International Stock Trust.........................................................................      116
     International Value Trust.........................................................................      117
     Capital Appreciation Trust........................................................................      118
     Strategic Opportunities Trust.....................................................................      119
     Quantitative Mid Cap Trust........................................................................      121
     Global Equity Trust...............................................................................      123
     Strategic Growth Trust............................................................................      124
     All Cap Core Trust (formerly, Growth Trust).......................................................      126
     Large Cap Growth Trust............................................................................      128
     All Cap Value Trust...............................................................................      130
     Capital Opportunities Trust.......................................................................      132
     Quantitative Equity Trust.........................................................................      134
     Blue Chip Growth Trust............................................................................      136
     Utilities Trust...................................................................................      138
     Real Estate Securities Trust......................................................................      139
     Small Company Value Trust.........................................................................      140
     Mid Cap Value Trust...............................................................................      142
     Value Trust.......................................................................................      143
     Equity Index Trust................................................................................      145
     Tactical Allocation Trust.........................................................................      151
     Fundamental Value Trust...........................................................................      156
     Growth & Income Trust.............................................................................      157
     U.S. Large Cap Value Trust........................................................................      158
     Equity-Income Trust...............................................................................      161

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT, CONTINUED

     Income & Value Trust..............................................................................      163
     Balanced Trust....................................................................................      169
     High Yield Trust..................................................................................      172
     Strategic Bond Trust..............................................................................      176
     Global Bond Trust.................................................................................      183
     Total Return Trust................................................................................      187
     Investment Quality Bond Trust.....................................................................      191
     Diversified Bond Trust............................................................................      200
     U.S. Government Securities Trust..................................................................      204
     Money Market Trust................................................................................      206
     Small Cap Index Trust.............................................................................      206
     International Index Trust.........................................................................      221
     Mid Cap Index Trust...............................................................................      230
     Total Stock Market Index Trust....................................................................      235
     500 Index Trust...................................................................................      260
     Lifestyle Aggressive 1000 Trust...................................................................      266
     Lifestyle Growth 820 Trust........................................................................      266
     Lifestyle Balanced 640 Trust......................................................................      267
     Lifestyle Moderate 460 Trust......................................................................      267
     Lifestyle Conservative 280 Trust..................................................................      268
     Small-Mid Cap Trust...............................................................................      268
     International Equity Select Trust.................................................................      269
     High Grade Bond Trust.............................................................................      269

Notes to Financial Statements..........................................................................      271

Trustees and Officers Information......................................................................      291

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life or ten year period of each Portfolio, whichever is shorter. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.

                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2002. The views expressed are those of the portfolio manager as of December 31, 2002, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                          INTERNET TECHNOLOGIES TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing at
  POLICIES:              least 80% of the portfolio's net assets in companies engaged in Internet- and Intranet-related business.
SUBADVISER:              Munder Capital Management
PORTFOLIO MANAGERS:      Paul T. Cook, Brian A. Salerno and Kenneth A. Smith
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                                                  AMEX INTER@CTIVE WEEK INTERNET
                                                          INTERNET TECHNOLOGIES TRUST SERIES I                INDEX
                                                          ------------------------------------    ------------------------------
Apr.2000                                                                10000.00                             10000.00
May2000                                                                  8225.00                              8696.00
Jun.2000                                                                 9669.00                             10432.00
Jul.2000                                                                 9491.00                              9952.00
Aug.2000                                                                10936.00                             11232.00
Sep.2000                                                                 9941.00                              9792.00
Oct.2000                                                                 8682.00                              8264.00
Nov.2000                                                                 6239.00                              5721.00
Dec.2000                                                                 5531.00                              5624.00
Jan.2001                                                                 6150.00                              6160.00
Feb.2001                                                                 4256.00                              4400.00
Mar.2001                                                                 3311.00                              3432.00
Apr.2001                                                                 3947.00                              4160.00
May2001                                                                  3864.00                              4120.00
Jun.2001                                                                 3737.00                              4136.00
Jul.2001                                                                 3329.00                              3528.00
Aug.2001                                                                 2643.00                              2840.00
Sep.2001                                                                 2024.00                              2216.00
Oct.2001                                                                 2372.00                              2520.00
Nov.2001                                                                 2917.00                              2928.00
Dec.2001                                                                 2888.00                              3032.00
Jan.2002                                                                 2724.00                              2952.00
Feb.2002                                                                 2184.00                              2480.00
Mar.2002                                                                 2382.00                              2664.00
Apr.2002                                                                 1972.00                              2256.00
May2002                                                                  1893.00                              2048.00
Jun.2002                                                                 1617.00                              1912.00
Jul.2002                                                                 1394.00                              1696.00
Aug.2002                                                                 1423.00                              1688.00
Sep.2002                                                                 1237.00                              1528.00
Oct.2002                                                                 1531.00                              1880.00
Nov.2002                                                                 1898.00                              2200.00
Dec.2002                                                                 1904.00                              1634.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                              1 Year          Inception                    Inception
AMEX Inter@active Week Internet Index*                       -43.41%          -49.30%                   -83.66%
Internet Technologies Trust Series I                         -37.20%          -46.29%                   -80.96%
Internet Technologies Trust Series II+++                                                                -36.87%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Internet Technologies Trust Series I returned -37.20%, outperforming the -43.41% return of the AMEX Inter@ctive Week Internet Index.

ENVIRONMENT: Market conditions for Internet and Technology stocks for 2002 were difficult. While e-commerce grew at a robust pace, advertising growth was relatively weak and subscription revenue opportunities are just emerging as a viable third stream. There were many important milestones for the Internet in 2002: continued profitability, a continued acceleration in usage, and a rapid rise in broadband penetration.

The top commerce sectors for the holiday season were books, music and video, followed by apparel, travel, consumer electronics and toys/video games. Traditional companies are augmenting their store and catalog sales with online efforts. A key driver of usage, broadband, added 7 million new subscribers in 2002. This is a critical component of our investment strategy. We believe broadband provides a major catalyst for all things Internet -- advertising, commerce, streaming media, gaming and subscription services.

OUTLOOK: Going forward, we expect advertising to enjoy more stable if not robust growth. We continue to believe that online commerce will take share from traditional retailers. We further believe that online media will continue to be more pervasive. Subscription revenue is still embryonic, and we believe it will grow over time.

We continue to seek companies that will benefit from the build-out of the Internet, leading to our strategy of investing in three broad categories: the Internet component (companies that were born on the Web, including retail, media and finance); the technology component (companies that help build the Web or enable other firms to leverage it); offline companies (typically they are digitally leveraging a traditional business through the power of Web tools and delivery methods). We believe there are a number of positive factors that should affect the stock market in 2003. Earnings are improving, interest rates are low, inflation appears to be under control, productivity is strong and the economy is recovering.

                       PACIFIC RIM EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing, under
  POLICIES:              normal conditions, at least 80% of the portfolio's net
                         assets in common stocks and equity-related securities of
                         established, larger capitalization, non-U.S. companies in
                         the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              MFC Global Investment Management (U.S.A) Limited
PORTFOLIO MANAGERS:      Samantha Ho and Seton Lor
INCEPTION DATE:          October 4, 1994

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                PACIFIC RIM EMERGING MARKETS
                                                                       TRUST SERIES I                   MSCI PACIFIC INDEX
                                                                ----------------------------            ------------------
Sep-94                                                                    10000.00                           10000.00
Oct-94                                                                    10140.00                           10254.00
Nov-94                                                                     9466.00                            9683.00
Dec-94                                                                     9473.00                            9750.00
Jan-95                                                                     8774.00                            9135.00
Feb-95                                                                     9189.00                            8911.00
Mar-95                                                                     9303.00                            9597.00
Apr-95                                                                     9404.00                           10007.00
May-95                                                                     9905.00                            9608.00
Jun-95                                                                     9749.00                            9203.00
Jul-95                                                                    10241.00                            9868.00
Aug-95                                                                    10057.00                            9498.00
Sep-95                                                                    10099.00                            9587.00
Oct-95                                                                     9979.00                            9122.00
Nov-95                                                                    10123.00                            9572.00
Dec-95                                                                    10549.00                           10041.00
Jan-96                                                                    11016.00                           10059.00
Feb-96                                                                    11065.00                            9948.00
Mar-96                                                                    11186.00                           10254.00
Apr-96                                                                    11565.00                           10778.00
May-96                                                                    11394.00                           10312.00
Jun-96                                                                    11290.00                           10317.00
Jul-96                                                                    10823.00                            9844.00
Aug-96                                                                    11142.00                            9586.00
Sep-96                                                                    11424.00                            9901.00
Oct-96                                                                    11262.00                            9442.00
Nov-96                                                                    11749.00                            9700.00
Dec-96                                                                    11584.00                            9197.00
Jan-97                                                                    11541.00                            8425.00
Feb-97                                                                    11700.00                            8602.00
Mar-97                                                                    11286.00                            8288.00
Apr-97                                                                    11095.00                            8462.00
May-97                                                                    11871.00                            9291.00
Jun-97                                                                    11967.00                            9868.00
Jul-97                                                                    12010.00                            9633.00
Aug-97                                                                    10182.00                            8680.00
Sep-97                                                                    10331.00                            8647.00
Oct-97                                                                     8566.00                            7599.00
Nov-97                                                                     8035.00                            7181.00
Dec-97                                                                     7632.00                            6867.00
Jan-98                                                                     7355.00                            7240.00
Feb-98                                                                     8070.00                            7501.00
Mar-98                                                                     7974.00                            7088.00
Apr-98                                                                     7750.00                            6950.00
May-98                                                                     6950.00                            6479.00
Jun-98                                                                     6459.00                            6467.00
Jul-98                                                                     6331.00                            6356.00
Aug-98                                                                     5628.00                            5605.00
Sep-98                                                                     5852.00                            5588.00
Oct-98                                                                     6768.00                            6556.00
Nov-98                                                                     7195.00                            6859.00
Dec-98                                                                     7280.00                            7051.00
Jan-99                                                                     7259.00                            7103.00
Feb-99                                                                     7152.00                            6965.00
Mar-99                                                                     7824.00                            7844.00
Apr-99                                                                     8786.00                            8370.00
May-99                                                                     8312.00                            7873.00
Jun-99                                                                     9130.00                            8598.00
Jul-99                                                                     9366.00                            9254.00
Aug-99                                                                     9463.00                            9162.00
Sep-99                                                                     9625.00                            9586.00
Oct-99                                                                    10142.00                            9958.00
Nov-99                                                                    11068.00                           10454.00
Dec-99                                                                    11857.00                           11139.00
Jan-00                                                                    11246.00                           10603.00
Feb-00                                                                    11116.00                           10372.00
Mar-00                                                                    11649.00                           11093.00
Apr-00                                                                    11012.00                           10323.00
May-00                                                                    10520.00                            9724.00
Jun-00                                                                    11165.00                           10476.00
Jul-00                                                                    10170.00                            9479.00
Aug-00                                                                    10629.00                            9997.00
Sep-00                                                                     9962.00                            9471.00
Oct-00                                                                     9349.00                            8928.00
Nov-00                                                                     9109.00                            8620.00
Dec-00                                                                     8967.00                            8282.00
1-Jan                                                                      9120.00                            8257.00
1-Feb                                                                      8748.00                            7906.00
1-Mar                                                                      8026.00                            7534.00
1-Apr                                                                      8619.00                            8031.00
1-May                                                                      8520.00                            8001.00
1-Jun                                                                      8124.00                            7619.00
1-Jul                                                                      7543.00                            7125.00
1-Aug                                                                      7378.00                            6958.00
1-Sep                                                                      6445.00                            6232.00
1-Oct                                                                      6687.00                            6298.00
1-Nov                                                                      7169.00                            6480.00
1-Dec                                                                      7301.00                            6194.00
2-Jan                                                                      7192.00                            5850.00
2-Feb                                                                      7379.00                            6008.00
2-Mar                                                                      7906.00                            6338.00
2-Apr                                                                      8057.00                            6622.00
2-May                                                                      8178.00                            6970.00
2-Jun                                                                      7750.00                            6607.00
2-Jul                                                                      7310.00                            6162.00
2-Aug                                                                      7156.00                            6119.00
2-Sep                                                                      6463.00                            5819.00
2-Oct                                                                      6430.00                            5587.00
2-Nov                                                                      6859.00                            5791.00
2-Dec                                                                      6385.00                            5637.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return         Cumulative Total Return
                                                                                    Since                          Since
Periods Ending December 31, 2002                              1 Year    5 Years   Inception        5 Years       Inception
MSCI Pacific Index*                                            -9.01%   -3.87%     -6.71%          -17.93%        -43.63%
Pacific Rim Emerging Markets Trust Series I                   -12.53%   -3.50%     -5.29%          -16.31%        -36.15%
Pacific Rim Emerging Markets Trust Series II+++                                                                   -12.27%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Pacific Rim Emerging Markets Trust Series I returned -12.53%, underperforming the -9.01% return of the MSCI Pacific Index.

ENVIRONMENT: It was a difficult year, with economic uncertainty in developed markets, corporate scandals in the U.S., and rising concerns about Iraq. Strong commodity prices helped the Materials sector outperform. Global economic concerns led to weakness in the Media sector. In Japan, the Financial, Technology and Retail sectors fell sharply, and banks were weak. The Australian market fell only 3.8%. Korea and Thailand rose, supported by domestic consumption growth and exports momentum. In Thailand, Consumer Durables and Materials were the best sectors. In Korea, Technology and Auto stocks outperformed. In December, however, North Korea's nuclear posturing weighed on sentiment. In Taiwan, the market fell, led by the Technology sector, and in Hong Kong, concerns about deflationary pressures offset encouraging economic data. Overweight positions in Korea, Malaysia, and Thailand and an underweight in Japan helped performance. An underweight in Australia and overweights in Hong Kong, China and Taiwan subtracted value.

OUTLOOK: Asia (excluding Japan) should continue to offer higher growth prospects, supported by solid export performance. Robust consumption in China and emerging South East Asian Nations (Brunei, Indonesia, Malaysia, the Philippines, Singapore, Thailand and Vietnam) should help offset any slowdowns in the global recovery. The Trust will maintain a low cash position, with underweight exposure to Japan and overweights in Hong Kong, China, Taiwan, Korea, Singapore and Thailand.

                            TELECOMMUNICATIONS TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing primarily in
  POLICIES:              equity securities of companies engaged in the
                         telecommunications sector. The Telecommunications sector
                         includes companies that offer telephone service, wireless
                         communications, satellite communications, television and
                         movie programming, broadcast and Internet access. A
                         secondary objective is to earn income.
SUBADVISER:              INVESCO Funds Group, Inc.
PORTFOLIO MANAGERS:      Brian B. Hayward
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                                                  LIPPER TELECOMMUNICATIONS AVG.
                                                                  TELECOMMUNICATIONS TRUST             FUNDS CLASSIFICATION
                                                                  ------------------------        ------------------------------
Apr.2001                                                                  10000.00                           10000.00
May2001                                                                    9176.00                            9405.00
Jun.2001                                                                   8448.00                            8866.00
Jul.2001                                                                   7464.00                            8469.00
Aug.2001                                                                   6408.00                            7358.00
Sep.2001                                                                   5296.00                            6646.00
Oct.2001                                                                   5552.00                            6621.00
Nov.2001                                                                   6344.00                            7201.00
Dec.2001                                                                   6344.00                            7224.00
Jan.2002                                                                   5744.00                            6481.00
Feb.2002                                                                   4696.00                            5741.00
Mar.2002                                                                   4840.00                            5880.00
Apr.2002                                                                   4248.00                            5184.00
May.2002                                                                   4112.00                            5095.00
Jun.2002                                                                   3552.00                            4263.00
Jul.2002                                                                   3280.00                            3829.00
Aug.2002                                                                   3344.00                            3905.00
Sep.2002                                                                   3040.00                            3395.00
Oct.2002                                                                   3384.00                            4080.00
Nov.2002                                                                   3688.00                            4660.00
Dec.2002                                                                   3320.00                            4193.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                  Since                      Since
Periods Ending December 31, 2002                               1 Year           Inception                  Inception
Lipper Telecommunications Funds Avg. Classification*           -41.96%           -40.64%                    -58.07%
Telecommunications Trust Series I                              -47.67%           -48.30%                    -66.80%
Telecommunications Trust Series II+++                                                                       -44.58%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Telecommunications Trust Series I returned -47.67%, underperforming the -41.96% return of the Lipper Telecommunications Funds Avg. Classification.

ENVIRONMENT: Throughout 2002, the markets were fed a steady diet of unnerving developments. As a result, investors remained risk averse, favoring defensive investments instead of more aggressive opportunities. Telecommunications stocks were hurt severely by this trend. As a result, the portfolio suffered through another disappointing year.

Perhaps the biggest detractor from performance was our exposure to competitive local exchange carriers (CLECs), which compete with the regional Bell operating companies (RBOCs) to provide telecommunications services. The CLECs declined sharply as the soft economy and illiquid capital markets hurt the group. Indeed, many companies in the group filed for bankruptcy protection. The RBOCs did not perform much better. Struggling financially, they continued to scale back their capital expenditures, which affected the equipment companies that count them as their primary customers.

OUTLOOK: Most people are not expecting much from the group in the near future, so earnings estimates are quite reasonable and appear to have discounted persistent economic malaise. Indeed, there is substantial room for estimates to be raised, particularly if the economic recovery gains momentum. We will continue to pick our spots, and will explore opportunities to capitalize on volatility. Overall, however, we are generally pleased with the long-term prospects possessed by our holdings, and we do not expect to make any significant changes to the portfolio's sub-sector allocations.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in the common stocks of companies expected to benefit from the development,
                         advancement and use of science and technology.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Michael Sola
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                SCIENCE & TECHNOLOGY TRUST      LIPPER SCIENCE & TECHNOLOGY INDEX
                                                                --------------------------      ---------------------------------
Dec. 1996                                                                10000.00                           10000.00
                                                                         10744.00                           10620.00
                                                                          9896.00                            9719.00
Mar. 1997                                                                 9344.00                            9013.00
                                                                          9704.00                            9270.00
                                                                         10840.00                           10537.00
Jun. 1997                                                                11040.00                           10688.00
                                                                         12336.00                           12052.00
                                                                         12168.00                           12055.00
Sep. 1997                                                                12616.00                           12672.00
                                                                         11680.00                           11607.00
                                                                         11632.00                           11500.00
Dec. 1997                                                                11071.00                           11229.00
                                                                         11242.00                           11500.00
                                                                         12607.00                           12819.00
Mar. 1998                                                                12827.00                           13219.00
                                                                         13436.00                           13728.00
                                                                         12323.00                           12752.00
Jun. 1998                                                                12981.00                           13720.00
                                                                         12339.00                           13481.00
                                                                          9575.00                           10762.00
Sep. 1998                                                                10787.00                           12199.00
                                                                         12063.00                           13073.00
                                                                         13510.00                           14815.00
Dec. 1998                                                                15867.00                           17240.00
                                                                         17882.00                           19948.00
                                                                         16069.00                           18215.00
Mar. 1999                                                                17873.00                           20302.00
                                                                         18004.00                           20935.00
                                                                         18233.00                           20661.00
Jun. 1999                                                                20674.00                           23124.00
                                                                         20649.00                           22881.00
                                                                         21797.00                           24080.00
Sep. 1999                                                                22333.00                           24896.00
                                                                         23749.00                           27660.00
                                                                         26654.00                           32459.00
Dec. 1999                                                                31652.00                           40723.00
                                                                         29971.00                           39933.00
                                                                         35711.00                           51022.00
Mar. 2000                                                                35719.00                           48685.00
                                                                         31386.00                           42658.00
                                                                         27633.00                           37475.00
Jun. 2000                                                                30622.00                           43853.00
                                                                         29238.00                           41718.00
                                                                         34697.00                           48205.00
Sep. 2000                                                                30540.00                           43351.00
                                                                         28213.00                           38391.00
                                                                         20553.00                           28341.00
Dec. 2000                                                                20872.00                           27748.00
                                                                         23485.00                           30470.00
                                                                         15996.00                           21987.00
Mar. 2001                                                                13041.00                           18282.00
                                                                         16967.00                           21897.00
                                                                         15991.00                           20990.00
Jun. 2001                                                                15227.00                           20697.00
                                                                         14194.00                           18768.00
                                                                         11919.00                           16283.00
Sep. 2001                                                                 9070.00                           12718.00
                                                                         10638.00                           14748.00
                                                                         12310.00                           17065.00
Dec. 2001                                                                12262.00                           17236.00
                                                                         11899.00                           16927.00
                                                                         10399.00                           14566.00
Mar. 2002                                                                11345.00                           15934.00
                                                                          9816.00                           13993.00
                                                                          9357.00                           13159.00
Jun. 2002                                                                 8201.00                           11417.00
                                                                          7359.00                           10154.00
                                                                          7283.00                            9854.00
Sep. 2002                                                                 6078.00                            8406.00
                                                                          7244.00                            9801.00
                                                                          8343.00                           11439.00
Dec. 2002                                                                 7264.00                            9876.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return         Cumulative Total Return
                                                                                    Since                          Since
Periods Ending December 31, 2002                              1 Year    5 Year    Inception         5 Year       Inception
Lipper Science & Technology Avg. Funds Classification*        -42.70%   -2.54%     -0.21%          -12.06%         -1.24%
Science & Technology Trust Series I                           -40.76%   -8.08%     -5.19%          -34.39%        -27.36%
Science & Technology Trust Series II+++                                                                           -39.81%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Science & Technology Trust Series I returned -40.76%, outperforming the -42.70% return of the Lipper Science & Technology Avg. Funds Classification.

ENVIRONMENT: Stocks ended the period with their third consecutive annual loss, their worst performance since 1939-41, despite an overall gain in the final quarter.

Geopolitical tensions multiplied, pushing oil prices up and casting a pall over business and consumer confidence. Partly as a result, economic news remained decidedly mixed. The holiday shopping season in the United States was reportedly the worst in more than 30 years, as rising joblessness, reluctant hiring by business and the long bear market in stocks finally took their toll on consumers.

Yet bright spots remained, including robust productivity growth, rebounding corporate profits, and low interest rates, which helped businesses and consumers reduce their debt burdens. The Federal Reserve's half-point rate cut in November, and the federal government's planned tax cuts gave hope for the sputtering economic recovery.

The portfolio's return was aided by stock selection among semiconductor stocks. In software, a number of sizable positions held up better than the rest of the software group.

OUTLOOK: With the stock market down three years in a row, many investors have given up on stocks for the security of safer alternatives. However, investors stand the risk of losing out on the resurgence of high-quality stocks. A major underpinning of a modest stock market recovery is an improving U.S. economy, which we believe will occur slowly as 2003 begins. Continued low interest rates and mild inflation could also help fuel a rise in stock prices. The main drawback is geopolitical tension in Iraq, North Korea, and the Middle East. During the months ahead, we will continue to seek out companies, both on an absolute basis or relative to their peers, whose share prices do not fully reflect our expectations for 2003.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing,
  POLICIES:              under normal circumstances, at least 80% of its net assets investments in the common stocks of foreign companies with market capitalizations or annual revenues of $1.5 billion or less.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGERS:      Tracy Stouffer
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                               INTERNATIONAL SMALL CAP TRUST
                                                                          SERIES I                   MSCI WORLD EX-U.S. INDEX
                                                               -----------------------------         ------------------------
                                                                          10000.00                           10000.00
Mar. 1996                                                                 10048.00                           10214.00
                                                                          10344.00                           10519.00
                                                                          10576.00                           10342.00
Jun. 1996                                                                 10624.00                           10389.00
                                                                          10240.00                           10087.00
                                                                          10304.00                           10128.00
Sept. 1996                                                                10424.00                           10405.00
                                                                          10632.00                           10339.00
                                                                          10832.00                           10767.00
Dec. 1996                                                                 10920.00                           10621.00
                                                                          11033.00                           10292.00
                                                                          11298.00                           10451.00
Mar. 1997                                                                 11257.00                           10464.00
                                                                          10998.00                           10531.00
                                                                          11496.00                           11228.00
Jun. 1997                                                                 11641.00                           11830.00
                                                                          11601.00                           12050.00
                                                                          11143.00                           11165.00
Sept. 1997                                                                11560.00                           11794.00
                                                                          11086.00                           10907.00
                                                                          11151.00                           10788.00
Dec. 1997                                                                 11006.00                           10893.00
                                                                          11255.00                           11360.00
                                                                          11801.00                           12102.00
Mar. 1998                                                                 12476.00                           12503.00
                                                                          12827.00                           12603.00
                                                                          13359.00                           12540.00
Jun. 1998                                                                 13383.00                           12610.00
                                                                          13383.00                           12695.00
                                                                          11514.00                           11076.00
Sept. 1998                                                                10853.00                           10763.00
                                                                          11328.00                           11887.00
                                                                          11804.00                           12492.00
Dec. 1998                                                                 12311.00                           12974.00
                                                                          12738.00                           12980.00
                                                                          12125.00                           12656.00
Mar. 1999                                                                 12681.00                           13188.00
                                                                          13210.00                           13756.00
                                                                          12749.00                           13064.00
Jun. 1999                                                                 13322.00                           13578.00
                                                                          13831.00                           13972.00
                                                                          13945.00                           14015.00
Sept. 1999                                                                14349.00                           14170.00
                                                                          15036.00                           14720.00
                                                                          18819.00                           15238.00
Dec. 1999                                                                 22767.00                           16642.00
                                                                          23730.00                           15634.00
                                                                          30870.00                           16080.00
Mar. 2000                                                                 26400.00                           16743.00
                                                                          21561.00                           15878.00
                                                                          19565.00                           15496.00
Jun. 2000                                                                 20764.00                           16170.00
                                                                          19958.00                           15555.00
                                                                          21198.00                           15761.00
Sept. 2000                                                                20009.00                           14948.00
                                                                          18022.00                           14543.00
                                                                          15926.00                           13961.00
Dec. 2000                                                                 16128.00                           14453.00
                                                                          15970.00                           14480.00
                                                                          14879.00                           13334.00
Mar. 2001                                                                 13100.00                           12436.00
                                                                          13641.00                           13309.00
                                                                          13276.00                           12881.00
Jun. 2001                                                                 12667.00                           12361.00
                                                                          11693.00                           12145.00
                                                                          11398.00                           11823.00
Sept. 2001                                                                 9834.00                           10633.00
                                                                          10267.00                           10893.00
                                                                          11212.00                           11322.00
Dec. 2001                                                                 11113.00                           11395.00
                                                                          11172.00                           10817.00
                                                                          10936.00                           10883.00
Mar. 2002                                                                 11556.00                           11467.00
                                                                          11458.00                           11542.00
                                                                          11842.00                           11703.00
Jun. 2002                                                                 11390.00                           11231.00
                                                                          10494.00                           10116.00
                                                                          10238.00                           10103.00
Sept. 2002                                                                 9156.00                            9034.00
                                                                           9550.00                            9509.00
                                                                           9806.00                            9948.00
Dec. 2002                                                                  9254.00                            9628.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return         {Cumulative Total Return
                                                                                   Since                          Since
Periods Ending December 31, 2002                              1 Year    5 Year   Inception         5 Year       Inception
MSCI World ex US Index*                                       -15.51%   -2.44%    -0.55%          -11.62%         -3.72%
International Small Cap Trust Series I                        -16.73%   -3.41%    -1.13%          -15.92%         -7.46%
International Small Cap Trust Series II+++                                                                       -17.09%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the International Small Cap Trust Series I returned -16.73%, underperforming the -15.51% return of the MSCI World ex-U.S. Index.

ENVIRONMENT: The portfolio's unhedged exposure to foreign currencies benefited performance significantly in 2002, as the Euro rose almost 18% against the U.S. dollar, and the Yen rose nearly 11%. Many Japanese holdings proved disappointing, with the exception of stocks that fit our restructuring theme. In contrast, names in South Korea started out the year strong, but later weakened due to the North Korean situation. We were able to avoid a strong downdraft in Germany, improving relative performance for 2002. Instead, we increased the Fund's exposure to emerging markets to about 25% of the Fund's assets. Thailand was a top-performing country.

The global economy was tough for equity investing, especially the third quarter. By year-end it was evident that pockets of performance existed in 2002, largely in the world's emerging markets. One powerful trend the Fund faced was the simultaneous weakness in the U.S. dollar and strength in the gold price.

OUTLOOK: We feel emerging markets remain cheap, are growing, and have restructured their economies. Accordingly, for 2003 we will continue to seek opportunities in China, the "factory to the world." Companies in Asia ex-Japan also appear to have solid growth potential. On a related note, we are researching select commodity-related companies from Canada to Australia as eligible investment candidates. Commodities are in demand and prices are rising worldwide.

                             HEALTH SCIENCES TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing at
  POLICIES:              least 80% of the portfolio's total assets in common stocks of companies engaged in the research, development,
                         production or distribution of products or services related to healthcare, medicine or the life sciences (collectively, the "health sciences").
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Kris H. Jenner
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                                                 LIPPER HEALTH/BIOTECHNOLOGY AVG.
                                                               HEALTH SCIENCES TRUST SERIES I          FUNDS CLASSIFICATION
                                                               ------------------------------    --------------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                  10472.00                           10432.00
Jun. 2001                                                                 10808.00                           10527.00
Jul. 2001                                                                 10272.00                           10157.00
Aug. 2001                                                                 10224.00                           10000.00
Sep. 2001                                                                  9607.00                            9394.00
Oct. 2001                                                                 10160.00                            9879.00
Nov. 2001                                                                 10784.00                           10462.00
Dec. 2001                                                                 10832.00                           10397.00
Jan. 2002                                                                 10176.00                            9676.00
Feb. 2002                                                                  9800.00                            9363.00
Mar. 2002                                                                 10121.00                            9587.00
Apr. 2002                                                                  9534.00                            8887.00
May 2002                                                                   9197.00                            8505.00
Jun. 2002                                                                  8524.00                            7736.00
Jul. 2002                                                                  8203.00                            7488.00
Aug. 2002                                                                  8051.00                            7372.00
Sep. 2002                                                                  7762.00                            7045.00
Oct. 2002                                                                  8091.00                            7305.00
Nov. 2002                                                                  8219.00                            7518.00
Dec. 2002                                                                  7881.00                            7189.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                  Since                      Since
Periods Ending December 31, 2002                               1 Year           Inception                  Inception
Lipper Health/Biotechnology Avg. Funds Classification*        -30.85%            -17.96%                   -28.11%
Health Sciences Trust Series I                                -27.24%            -13.28%                   -21.19%
Health Sciences Trust Series II+++                                                                         -23.63%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Health Sciences Trust Series I returned -27.24%, outperforming the -30.85% return of the Lipper Health/Biotechnology Avg. Funds Classification.

ENVIRONMENT: All segments within health care declined despite a rally in biotechnology and drugs at year end. As the bear market lingered during the year, investors shunned risk. During this period, steady-earning health care providers thrived, while the more-speculative biotechnology segment was battered. However, after October, investors began to look forward to better times in 2003. Biotechnology rallied, but providers gave up earlier gains. Meanwhile, pharmaceuticals -- once viewed as the most defensive of market groups -- struggled through most of the year with weak earnings and a negative regulatory environment.

The best move we made, both for absolute and relative performance, was to overweight health care providers and services, which held up well in the bear market. Our stock selection also contributed favorably. Owing to our favorable long-term view of biotechnology, we continued to overweight the segment. The group's steep decline detracted from results, but our stock positioning helped to limit losses. We underweighted the better-performing pharmaceuticals group.

OUTLOOK: Our view has been that once the economy and stock market began to stabilize, health care would be a major benefactor. Recent market activity seems to support this, though it is too soon to say that recent trends will persist. We continue to believe that health care is an area of tremendous future growth potential.

                            AGGRESSIVE GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing
  & POLICIES:            primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies that the
                         subadviser expects to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are small and medium sized.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Ryan E. Crane and Robert M. Kippes
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                              AGGRESSIVE GROWTH TRUST SERIES I      RUSSELL 2000 GROWTH INDEX
                                                              --------------------------------      -------------------------
Dec.1996                                                                  10000.00                           10000.00
                                                                          10128.00                           10250.00
                                                                           9296.00                            9631.00
Mar.1997                                                                   8488.00                            8951.00
                                                                           8504.00                            8848.00
                                                                           9384.00                           10177.00
Jun.1997                                                                   9792.00                           10523.00
                                                                          10584.00                           11062.00
                                                                          10256.00                           11394.00
Sep.1997                                                                  10704.00                           12303.00
                                                                          10088.00                           11564.00
                                                                           9872.00                           11288.00
Dec.1997                                                                  10000.00                           11295.00
                                                                           9600.00                           11144.00
                                                                          10432.00                           12128.00
Mar.1998                                                                  10920.00                           12637.00
                                                                          10976.00                           12714.00
                                                                           9944.00                           11790.00
Jun.1998                                                                  10480.00                           11911.00
                                                                           9544.00                           10916.00
                                                                           7384.00                            8396.00
Sep.1998                                                                   7888.00                            9248.00
                                                                           8328.00                            9730.00
                                                                           9120.00                           10485.00
Dec.1998                                                                  10432.00                           11434.00
                                                                          10640.00                           11949.00
                                                                           9584.00                           10855.00
Mar.1999                                                                  10008.00                           11242.00
                                                                           9559.00                           12234.00
                                                                           9640.00                           12254.00
Jun.1999                                                                  10384.00                           12900.00
                                                                          10440.00                           12501.00
                                                                          10336.00                           12034.00
Sep.1999                                                                  10648.00                           12266.00
                                                                          11112.00                           12580.00
                                                                          12056.00                           13909.00
Dec.1999                                                                  13872.00                           16361.00
                                                                          13608.00                           16209.00
                                                                          17960.00                           19981.00
Mar.2000                                                                  17465.00                           17881.00
                                                                          16336.00                           16075.00
                                                                          14873.00                           14667.00
Jun.2000                                                                  16705.00                           16562.00
                                                                          15856.00                           15142.00
                                                                          18121.00                           16735.00
Sep.2000                                                                  17057.00                           15903.00
                                                                          16233.00                           14612.00
                                                                          13209.00                           11958.00
Dec.2000                                                                  14288.00                           12691.00
                                                                          14368.00                           13718.00
                                                                          12169.00                           11837.00
Mar.2001                                                                  10864.00                           10761.00
                                                                          11984.00                           12078.00
                                                                          12056.00                           12358.00
Jun.2001                                                                  12256.00                           12696.00
                                                                          11721.00                           11613.00
                                                                          10809.00                           10887.00
Sep.2001                                                                   9273.00                            9131.00
                                                                           9729.00                           10009.00
                                                                          10281.00                           10845.00
Dec.2001                                                                  10576.00                           11520.00
                                                                          10344.00                           11110.00
                                                                           9984.00                           10391.00
Mar. 2002                                                                 10624.00                           11294.00
                                                                          10441.00                           11050.00
                                                                          10049.00                           10404.00
Jun.2002                                                                   9257.00                            9521.00
                                                                           8041.00                            8058.00
                                                                           7993.00                            8054.00
Sep.2002                                                                   7520.00                            7472.00
                                                                           7880.00                            7851.00
                                                                           8360.00                            8629.00
Dec.2002                                                                   7936.00                            8034.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                                Since                              Since
Periods Ending December 31, 2002                          1 Year    5 Years   Inception            5 Years       Inception
Russell 2000 Growth Index*                                -30.26%   -6.59%     -3.58%              -28.87%        -19.66%
Aggressive Growth Trust Series I                          -24.96%   -4.52%     -3.78%              -20.64%        -20.64%
Aggressive Growth Trust Series II+++                                                                              -23.10%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Aggressive Growth Trust Series I returned -24.96%, outperforming the -30.26% return of the Russell 2000 Growth Index.

ENVIRONMENT: During 2002, in an uncertain geopolitical environment, the U.S. equity markets experienced the worst bear market in more than 70 years, and the U.S. economy experienced a choppy recovery. Economic growth for the year is estimated at 3%, but growth from quarter to quarter varied widely, from 5.6% in the first quarter to an estimated 1-2% growth in the fourth quarter. Employment growth was flat and the unemployment rate increased to 6% by the end of the year. In addition, weak corporate expenditures restrained economic growth. It appears that corporations wanted to put off hiring and capital spending until the geopolitical environment stabilized.

The portfolio had strong relative performance during 2002 in the Health Care and the Information Technology sectors, while the Financials and the Industrials sectors detracted from performance. Within Health Care, Biotechnology stocks added to relative performance. Superior stock selection in software aided performance within Information Technology. Diversified financials hurt relative performance within the Financials sector, while commercial services and supplies suffered in the Industrials sector.

The portfolio reduced its holdings during the year, focusing on core names to minimize risk and volatility. During the fourth quarter, a brief market rally occurred, which was characterized by large gains in lower quality, extremely volatile stocks, especially within Technology. The portfolio did not participate as much in this rally because it focuses on core growth holdings and uses an earnings momentum investment strategy, picking stocks with strong fundamentals, which were not rewarded during this period.

OUTLOOK: Although volatility could linger in the equity markets for some time, the current outlook continues to be favorable as interest rates remain low, and the economy continues to recover. Corporate profits have shown signs of improvement. New tax reforms, including ending the double taxation of dividends, if passed, may provide much-needed economic stimulus. We expect the economy to expand in 2003 and the market to advance in anticipation of this improving environment.

                          EMERGING SMALL COMPANY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in common stocks of
                         companies that have market capitalizations which match the approximate range of capitalization of the Russell 2000
                         Growth Index at the time of purchase.
SUBADVISER:              Franklin(R) Templeton(R)
PORTFOLIO MANAGERS:      Edward B. Jamieson, Michael McCarthy and Aidan O'Connell
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                EMERGING SMALL COMPANY TRUST
                                                                          SERIES I                  RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
Dec.1996                                                                  10000.00                           10000.00
                                                                          10186.00                           10250.00
                                                                           9731.00                            9631.00
Mar.1997                                                                   9133.00                            8951.00
                                                                           9079.00                            8848.00
                                                                          10127.00                           10177.00
Jun.1997                                                                  10578.00                           10523.00
                                                                          11191.00                           11062.00
                                                                          11298.00                           11394.00
Sep.1997                                                                  12293.00                           12303.00
                                                                          11651.00                           11564.00
                                                                          11514.00                           11288.00
Dec.1997                                                                  11823.00                           11295.00
                                                                          11303.00                           11144.00
                                                                          12386.00                           12128.00
Mar.1998                                                                  13077.00                           12637.00
                                                                          13103.00                           12714.00
                                                                          12223.00                           11790.00
Jun.1998                                                                  12551.00                           11911.00
                                                                          11210.00                           10916.00
                                                                           9189.00                            8396.00
Sep.1998                                                                   9904.00                            9248.00
                                                                          10435.00                            9730.00
                                                                          10982.00                           10485.00
Dec.1998                                                                  11722.00                           11434.00
                                                                          12081.00                           11949.00
                                                                          10910.00                           10855.00
Mar.1999                                                                  11732.00                           11242.00
                                                                          11434.00                           12234.00
                                                                          11334.00                           12254.00
Jun.1999                                                                  12443.00                           12900.00
                                                                          12138.00                           12501.00
                                                                          12357.00                           12034.00
Sep.1999                                                                  12786.00                           12266.00
                                                                          14349.00                           12580.00
                                                                          16401.00                           13909.00
Dec.1999                                                                  20341.00                           16361.00
                                                                          20176.00                           16209.00
                                                                          25594.00                           19981.00
Mar.2000                                                                  23846.00                           17881.00
                                                                          21490.00                           16075.00
                                                                          20138.00                           14667.00
Jun.2000                                                                  23024.00                           16562.00
                                                                          22096.00                           15142.00
                                                                          25114.00                           16735.00
Sep.2000                                                                  24619.00                           15903.00
                                                                          22891.00                           14612.00
                                                                          17866.00                           11958.00
Dec.2000                                                                  19467.00                           12691.00
                                                                          20273.00                           13718.00
                                                                          16365.00                           11837.00
Mar.2001                                                                  14370.00                           10761.00
                                                                          16555.00                           12078.00
                                                                          16428.00                           12358.00
Jun.2001                                                                  16213.00                           12696.00
                                                                          15313.00                           11613.00
                                                                          14285.00                           10887.00
Sep.2001                                                                  12101.00                            9131.00
                                                                          13112.00                           10009.00
                                                                          14412.00                           10845.00
Dec.2001                                                                  15138.00                           11520.00
                                                                          14534.00                           11110.00
                                                                          13877.00                           10391.00
Mar.2002                                                                  14882.00                           11294.00
                                                                          14051.00                           11050.00
                                                                          13575.00                           10404.00
Jun.2002                                                                  12500.00                            9521.00
                                                                          10792.00                            8058.00
                                                                          10600.00                            8054.00
Sep.2002                                                                   9537.00                            7472.00
                                                                          10437.00                            7851.00
                                                                          11680.00                            8629.00
Dec.2002                                                                  10717.00                            8034.00

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return             Cumulative Total Return
                                                                               Since                              Since
Periods Ending December 31, 2002                          1 Year    5 Year   Inception             5 Year       Inception
Russell 2000 Growth Index*                                -30.26%   -6.59%    -3.58%              -28.87%        -19.66%
Emerging Small Company Trust Series I                     -29.20%   -1.76%     1.16%               -8.51%          7.17%
Emerging Small Company Trust Series II+++                                                                        -26.62%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Emerging Small Company Trust Series I returned -29.20%, outperforming the -30.26% return of the Russell 2000 Growth Index.

ENVIRONMENT: During the first quarter, strong retail sales, home sales, consumer confidence and ebbing unemployment suggested modest economic recovery. The portfolio benefited from investments in the economically sensitive sectors of oil field services and transportation and by avoiding the Biotechnology and Health Care Services sectors. During the second quarter, nearly every index sector declined steeply. The portfolio's poor absolute performance was a result of exposure to the beaten-down Technology, Energy, Commercial Services and Transportation sectors.

The economy weakened progressively in the third quarter. As a result, the portfolio underperformed in sectors that normally benefit from an economic recovery, such as Technology, Manufacturing and Transportation. We reviewed our strategy in the context of the economic and capital markets' turmoil and adjusted the portfolio in anticipation of more gradual economic recovery. In the fourth quarter, investors appeared to increase their tolerance for many economically sensitive small- and mid-cap stocks. The resultant strong quarterly performance of the Communications, Electronic Technology, Industrial Services, Software and Transportation sectors benefited the portfolio, as did being underweighted in the Consumer Durables, Health Care Services and Retail sectors.

OUTLOOK: We believe that corporate investment will accelerate over the next 18 months after being depressed for two and a half years and we have positioned the portfolio in economic sectors that will be sensitive to an upturn in enterprise spending as opposed to consumer spending. We have been selectively investing in companies that we believe should provide the equipment, services, research, marketing and staffing to fulfill enterprise investment objectives.

                           SMALL COMPANY BLEND TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity and equity related securities of
                         companies with market capitalizations that match the
                         approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Michael R. Ericksen, James Kang, Robert G. Kirby, Karen A.
                         Miller and Lawrence R. Solomon
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                              SMALL COMPANY BLEND TRUST SERIES
                                                                             I                          RUSSELL 2000 INDEX
                                                              --------------------------------          ------------------
May1999                                                                   10024.00                           10146.00
Jun.1999                                                                  10904.00                           10605.00
                                                                          10688.00                           10314.00
                                                                          10432.00                            9932.00
Sep.1999                                                                  10456.00                            9934.00
                                                                          10696.00                            9974.00
                                                                          11536.00                           10570.00
Dec.1999                                                                  12856.00                           11767.00
                                                                          12978.00                           11578.00
                                                                          15099.00                           13489.00
Mar.2000                                                                  14437.00                           12600.00
                                                                          12966.00                           11842.00
                                                                          11981.00                           11151.00
Jun.2000                                                                  13977.00                           12124.00
                                                                          13295.00                           11733.00
                                                                          14362.00                           12628.00
Sep.2000                                                                  12909.00                           12257.00
                                                                          11825.00                           11710.00
                                                                           9583.00                           10508.00
Dec.2000                                                                  10319.00                           11411.00
                                                                          11733.00                           12006.00
                                                                           9807.00                           11218.00
Mar.2001                                                                   8986.00                           10669.00
                                                                          10145.00                           11504.00
                                                                          10476.00                           11787.00
Jun.2001                                                                  10714.00                           12193.00
                                                                          10145.00                           11534.00
                                                                           9540.00                           11161.00
Sep.2001                                                                   7942.00                            9659.00
                                                                           8640.00                           10224.00
                                                                           9412.00                           11015.00
Dec.2001                                                                  10081.00                           11695.00
                                                                           9768.00                           11573.00
                                                                           9566.00                           11256.00
Mar.2002                                                                  10576.00                           12161.00
                                                                          10374.00                           12272.00
                                                                           9887.00                           11727.00
Jun.2002                                                                   9216.00                           11145.00
                                                                           7873.00                            9462.00
                                                                           7726.00                            9438.00
Sep.2002                                                                   7054.00                            8760.00
                                                                           7257.00                            9041.00
                                                                           7983.00                            9848.00
Dec.2002                                                                   7505.00                            9299.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return             Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                             1 Year           Inception                    Inception
Russell 2000 Index*                                         -20.48%             -1.96%                       -7.01%
Small Company Blend Trust Series I                          -25.55%             -7.53%                      -24.95%
Small Company Blend Trust Series II+++                                                                      -23.63%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small Company Blend Trust Series I returned -25.55%, underperforming the -20.48% return of the Russell 2000 Index.

ENVIRONMENT: The portfolio has been structured to take advantage of an economic recovery that showed mild signs of happening late in the year. Unfortunately, for the first nine months of the year, returns lagged due to this strategy. Our positions in semiconductor capital equipment stocks hurt the portfolio throughout the year. Media and Cable stocks in the portfolio were damaged by fallout from the unfolding story of a large communications company inflating subscriber numbers and filing for bankruptcy, though our positions in Radio Broadcasting reported positive earnings. We did not make dramatic changes in the portfolio during the year. Purchases tended toward cyclical companies rather than defensive ones. Valuation judgments caused us to slightly trim or fortify several long-held positions in the portfolio according to the market's pricing.

OUTLOOK: War in Iraq and other geopolitical concerns could hold back equity markets in the near term. Nevertheless, because small-cap stocks are extremely cyclical, they should benefit as investors' perceptions of the current economic cycle improve. Your portfolio is distinctly positioned for an improvement in the economy, as evidenced by our focus on certain media, hotel, restaurant, and leisure companies. These stocks were generally hurt earlier this year when the recovery appeared more sluggish than expected. However, we believe our strongest research convictions in this group (and small-cap companies in general) will have better earnings growth and stock price performance when the economy picks up.

                              DYNAMIC GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity securities of companies with significant capital appreciation potential, with an emphasis on medium size companies.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Bob Grandhi, Audrey M.T. Jones and Dorris R. Klug
INCEPTION DATE:          May 1, 2000++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                               DYNAMIC GROWTH TRUST SERIES I       RUSSELL MIDCAP GROWTH INDEX
                                                               -----------------------------       ---------------------------
Apr.2000                                                                  10000.00                           10000.00
May 2000                                                                   8960.00                            9271.00
Jun.2000                                                                   9616.00                           10255.00
Jul.2000                                                                   9032.00                            9606.00
Aug.2000                                                                  10009.00                           11054.00
Sep.2000                                                                   9416.00                           10514.00
Oct.2000                                                                   8816.00                            9794.00
Nov.2000                                                                   6081.00                            7666.00
Dec.2000                                                                   6384.00                            8069.00
Jan.2001                                                                   7416.00                            8530.00
Feb.2001                                                                   5680.00                            7054.00
Mar.2001                                                                   4984.00                            6045.00
Apr.2001                                                                   5346.00                            7052.00
May 2001                                                                   4969.00                            7019.00
Jun.2001                                                                   4616.00                            7023.00
Jul.2001                                                                   4352.00                            6549.00
Aug.2001                                                                   3975.00                            6075.00
Sep.2001                                                                   3342.00                            5070.00
Oct.2001                                                                   3558.00                            5603.00
Nov.2001                                                                   3783.00                            6207.00
Dec.2001                                                                   3815.00                            6443.00
Jan.2002                                                                   3494.00                            6234.00
Feb.2002                                                                   3310.00                            5881.00
Mar.2002                                                                   3478.00                            6329.00
Apr.2002                                                                   3398.00                            5994.00
May 2002                                                                   3294.00                            5816.00
Jun.2002                                                                   3085.00                            5174.00
Jul.2002                                                                   2813.00                            4671.00
Aug.2002                                                                   2813.00                            4655.00
Sep.2002                                                                   2700.00                            4284.00
Oct.2002                                                                   2773.00                            4617.00
Nov.2002                                                                   2861.00                            4978.00
Dec.2002                                                                   2733.00                            4678.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return         Cumulative Total Return
                                                                                 Since                     Since
              Periods Ending December 31, 2002                 1 Year          Inception                 Inception
Russell Midcap Growth Index*                                  -27.41%           -24.79%                   -53.22%
Dynamic Growth Trust Series I                                 -28.36%           -38.50%                   -72.67%
Dynamic Growth Trust Series II+++                                                                         -22.73%

  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Dynamic Growth Trust Series I returned -28.36%, underperforming the -27.41% return of the Russell Midcap Growth Index.

ENVIRONMENT: In 2002, the Russell Midcap Value Index outperformed the Russell Midcap Growth Index at -9.65% vs. -27.41%. Within the growth index, only Materials, Energy and Consumer Staples had positive returns. The top two sectors, each representing approximately 25% of the index -- Information Technology, and Health Care -- returned -45.94% and -32.92% respectively.

Positive contribution to the portfolio results for the year, were largely due to overweighting and positive stock selection in Industrials and Financials, among the better performing sectors.

Despite being underweight among the worst performing sectors -- Health Care and Information Technology -- the portfolio was hurt by poor stock selection within biotech, semiconductor and communications equipment.

OUTLOOK: We believe that mid-cap stocks offer compelling valuation compared to large cap stocks as mid-cap stock valuation measures have returned to their long-term average. We also expect that earnings recovery will continue in 2003 after a string of negative quarters which ended in March 2002. All this favors mid-cap growth stocks. In particular, we believe that business technology spending will recover in 2003 after two years of sharp decline while consumer spending may grow more slowly.

                              MID CAP GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve capital appreciation by investing at least 80% of
  & POLICIES:            its net assets (plus any borrowings for investment purposes)
                         in common stocks of mid-sized companies. INVESCO defines
                         mid-sized companies as companies that are included in the
                         Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of
                         purchase.
SUBADVISER:              INVESCO Funds Group, Inc.
PORTFOLIO MANAGER:       Timothy J. Miller
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                               MID CAP GROWTH TRUST SERIES I       RUSSELL MIDCAP GROWTH INDEX
                                                               -----------------------------       ---------------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                   9816.00                            9953.00
Jun. 2001                                                                  9704.00                            9958.00
Jul. 2001                                                                  9040.00                            9287.00
Aug. 2001                                                                  8161.00                            8614.00
Sep. 2001                                                                  6512.00                            7190.00
Oct. 2001                                                                  7176.00                            7945.00
Nov. 2001                                                                  8120.00                            8801.00
Dec. 2001                                                                  8376.00                            9136.00
Jan. 2002                                                                  8232.00                            8839.00
Feb. 2002                                                                  7488.00                            8338.00
Mar. 2002                                                                  8120.00                            8974.00
Apr. 2002                                                                  7568.00                            8499.00
May 2002                                                                   7240.00                            8246.00
Jun. 2002                                                                  6440.00                            7336.00
Jul. 2002                                                                  5840.00                            6623.00
Aug. 2002                                                                  5744.00                            6600.00
Sep. 2002                                                                  5304.00                            6076.00
Oct. 2002                                                                  5856.00                            6546.00
Nov. 2002                                                                  6280.00                            7059.00
Dec. 2002                                                                  5832.00                            6632.00

                              PERFORMANCE TABLE**

                                                                   Average Annual Total Return         Cumulative Total Return
                                                                                      Since                     Since
Periods Ending December 31, 2002                                    1 Year          Inception                 Inception
Russell Midcap Growth Index*                                       -27.41%           -21.84%                   -33.68%
Mid Cap Growth Trust Series I                                      -30.37%           -27.58%                   -41.68%
Mid Cap Growth Trust Series II+++                                                                              -29.66%
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Mid Cap Growth Trust Series I returned -30.37%, underperforming the -27.41% return of the Russell Midcap Growth Index.

ENVIRONMENT: Performance was hurt by the market's persistent risk aversion, a tone that kept growth stocks under pressure all year. The portfolio's exposure to companies that we deemed best positioned to capitalize on the economic recovery also contributed to its underperformance, when it became clear as the period progressed that the economy was not improving as quickly as we had anticipated. Consequently, many of our stocks came under pressure, and our technology and telecommunications stocks were hurt the most by these trends. The portfolio saw absolute declines in most sectors, as our exposure to the Industrial, Consumer Discretionary, Consumer Staples and Financial Services sectors all retreated.

The portfolio's Health Care holdings also declined. However, our exposure in the sector outperformed, with several companies recording positive absolute performance. Performance also benefited from our overweight Energy stake, as persistently high oil prices supported stocks in the sector for most of the period.

OUTLOOK: Going forward, we continue to be optimistic about the potential offered by our holdings. Although the portfolio underperformed during December, it performed well during the strong markets in October and November. We believe this suggests that the modest changes we made to its composition during the third quarter could translate into notable performance as the economy improves and stock markets stabilize.

                          MID CAP OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing at least 80% of
  POLICIES:              its net assets in common stocks and other equity securities of U.S. mid-size companies with a focus on stocks issued by companies believed by Putnam to be fast growing and likely to increase earnings over time.
SUBADVISER:              Putnam Investment Management, LLC
PORTFOLIO MANAGER:       Eric M. Wetlaufer
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                            MID CAP OPPORTUNITIES TRUST SERIES
                                                                            I                      RUSSELL MIDCAP GROWTH INDEX
                                                            ----------------------------------     ---------------------------
Apr. 2001                                                                10000.00                            10000.00
May 2001                                                                  9968.00                             9953.00
Jun. 2001                                                                 9784.00                             9958.00
Jul. 2001                                                                 8895.00                             9287.00
Aug. 2001                                                                 8208.00                             8614.00
Sep. 2001                                                                 6768.00                             7190.00
Oct. 2001                                                                 7376.00                             7945.00
Nov. 2001                                                                 8168.00                             8801.00
Dec. 2001                                                                 8472.00                             9136.00
Jan. 2002                                                                 8191.00                             8839.00
Feb. 2002                                                                 7728.00                             8338.00
Mar. 2002                                                                 8224.00                             8974.00
Apr. 2002                                                                 7912.00                             8499.00
May 2002                                                                  7665.00                             8246.00
Jun. 2002                                                                 6857.00                             7336.00
Jul. 2002                                                                 6233.00                             6623.00
Aug. 2002                                                                 6137.00                             6600.00
Sep. 2002                                                                 5625.00                             6076.00
Oct. 2002                                                                 6049.00                             6546.00
Nov. 2002                                                                 6353.00                             7059.00
Dec. 2002                                                                 5912.00                             6632.00

                              PERFORMANCE TABLE**

                                                                   Average Annual Total Return         Cumulative Total Return
                                                                                      Since                     Since
             Periods Ending December 31, 2002                       1 Year          Inception                 Inception
Russell Midcap Growth Index*                                       -27.41%           -21.84%                   -33.68%
Mid Cap Opportunities Trust Series I                               -30.22%           -26.98%                   -40.88%
Mid Cap Opportunities Trust Series II+++                                                                       -28.14%
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the MidCap Opportunities Trust Series I returned -30.22%, underperforming the -27.41% return of the Russell Midcap Growth Index.

ENVIRONMENT: The mid-cap growth market had a considerably weak year, led lower by the Technology, Health Care and Communication Services sectors. Fund performance was hurt most by holdings in the Software sector and by stock selection in the Electronics sector. While an overweight to the Financial sector helped, particularly in the banking area, stock selection and an overweight in Consumer Finance detracted. In Basic Materials, the portfolio's lack of exposure to metals was a negative. The portfolio benefited from strong stock selection in Utilities. Consumer Staples was beneficial, specifically in restaurants and distribution. Consumer Cyclicals, particularly commercial and consumer services, contributed to relative performance as well.

OUTLOOK: The fourth-quarter equity market rally may prove more durable. Credit markets are in better shape, with spreads to Treasuries tightening. Economic data have been more positive. Geopolitical concerns and uncertainty about the outlook for profits and spending will temper positive influences.

The portfolio remains overweight in Energy and Health Care. We have increased technology's overweight, emphasizing services. The portfolio's largest underweight is Consumer Cyclicals, primarily in commercial & consumer services, publishing, retail and toys. Consumer confidence remains fragile and we would like to see some evidence of better real income growth before committing more heavily to the sector.

                              MID CAP STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing at least 80% of
  POLICIES:              the portfolio's net in equity securities of mid-sized
                         companies with significant capital appreciation potential.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGERS:      Michael Carmen
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                                MID CAP STOCK TRUST SERIES I       RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
May1999                                                                   10104.00                            9871.00
Jun.1999                                                                  10544.00                           10560.00
                                                                          10320.00                           10224.00
                                                                           9536.00                           10118.00
Sep.1999                                                                   9312.00                           10032.00
                                                                           9327.00                           10807.00
                                                                           9415.00                           11927.00
Dec.1999                                                                  10080.00                           13992.00
                                                                           9680.00                           13989.00
                                                                           9880.00                           16930.00
Mar.2000                                                                  10536.00                           16947.00
                                                                           9544.00                           15301.00
                                                                           8816.00                           14186.00
Jun.2000                                                                   9719.00                           15691.00
                                                                           9839.00                           14698.00
                                                                          11206.00                           16914.00
Sep.2000                                                                  11135.00                           16087.00
                                                                          10454.00                           14987.00
                                                                           8702.00                           11730.00
Dec.2000                                                                   9680.00                           12348.00
                                                                           9928.00                           13053.00
                                                                           8648.00                           10795.00
Mar.2001                                                                   7392.00                            9250.00
                                                                           8433.00                           10792.00
                                                                           8472.00                           10742.00
Jun.2001                                                                   8688.00                           10747.00
                                                                           8488.00                           10023.00
                                                                           8152.00                            9296.00
Sep.2001                                                                   7136.00                            7759.00
                                                                           7513.00                            8575.00
                                                                           8321.00                            9498.00
Dec.2001                                                                   8616.00                            9860.00
                                                                           8560.00                            9540.00
                                                                           8120.00                            8999.00
Mar.2002                                                                   8664.00                            9686.00
                                                                           8352.00                            9173.00
                                                                           8200.00                            8899.00
Jun.2002                                                                   7456.00                            7917.00
                                                                           6817.00                            7148.00
                                                                           6656.00                            7123.00
Sep.2002                                                                   6200.00                            6557.00
                                                                           6553.00                            7065.00
                                                                           7201.00                            7618.00
Dec.2002                                                                   6672.00                            7158.00

                              PERFORMANCE TABLE**

                                                            Average Annual Total Return            Cumulative Total Return
                                                                               Since                        Since
             Periods Ending December 31, 2002                1 Year          Inception                    Inception
Russell Midcap Growth Index*                                -27.41%            -8.72%                      -28.42%
Mid Cap Stock Trust Series I                                -22.56%           -10.44%                      -33.28%
Mid Cap Stock Trust Series II+++                                                                           -21.62%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Mid Cap Stock Trust Series I returned -22.56% outperforming the -27.41% return of the Russell Midcap Growth Index.

ENVIRONMENT: U.S. equity markets finished in negative territory for the third consecutive year. Equity markets reacted negatively to news of a sluggish job market, rising oil prices and a potential invasion of Iraq. Although we share concerns regarding the global outlook toward war and terrorism, we are less concerned about the long-term implications of corporate fraud. Changes have begun within corporate reporting standards and we believe the result will be increased confidence in the quality of earnings.

For the year, value outperformed growth while mid-cap stocks outperformed both large- and small-caps. The portfolio outperformed its benchmarks for the year due to strong stock selection in the Information Technology, Health Care and Financials sectors. These relative gains were offset by our negative stock selection in Consumer Discretionary and Materials.

We are seeing an abundance of solid growth companies in Health Care, Technology and Consumer Discretionary that we view as growth companies selling at value stock prices. We maintained our Consumer Discretionary position throughout the year and remain overweight. This overweight combined with the Information Technology underweight provided much of our outperformance. During the year, we increased our holdings in the Health Care sector and maintained our overweight position. We believe that investors have seen the worst in terms of patent expirations, and new product introductions will accelerate. Lastly, a few companies in the Consumer Discretionary and Technology sectors detracted from performance.

OUTLOOK: We believe that this will be a base-building year for the equity markets and will look to continue to invest in companies that have strong cash flow and reinvest their earnings.

                              ALL CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing the
  POLICIES:              portfolio's assets, under normal market conditions,
                         principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                         processes, as well as those that have experienced
                         above-average, long-term growth in earnings and have
                         excellent prospects for future growth.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Robert M. Kippes and Kenneth A. Zschappel
INCEPTION DATE:          March 4, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                  ALL CAP GROWTH TRUST
                                                        SERIES I            RUSSELL 3000 GROWTH INDEX        COMBINED INDEX
                                                  --------------------      -------------------------        --------------
Feb. 1996                                               10000.00                    10000.00                    10000.00
Mar. 1996                                               10312.00                    10031.00                    10079.00
                                                        10824.00                    10346.00                    10566.00
                                                        10976.00                    10726.00                    10781.00
Jun. 1996                                               10504.00                    10663.00                    10456.00
                                                         9368.00                     9968.00                     9644.00
                                                         9904.00                    10272.00                    10166.00
Sept. 1996                                              10456.00                    10997.00                    10812.00
                                                        10248.00                    11010.00                    10685.00
                                                        10864.00                    11786.00                    11315.00
Dec. 1996                                               10696.00                    11598.00                    11124.00
                                                        11232.00                    12360.00                    11616.00
                                                        10584.00                    12214.00                    11361.00
Mar. 1997                                                9984.00                    11535.00                    10719.00
                                                        10064.00                    12223.00                    10981.00
                                                        10848.00                    13182.00                    11965.00
Jun. 1997                                               11448.00                    13703.00                    12297.00
                                                        12520.00                    14866.00                    13474.00
                                                        12384.00                    14119.00                    13341.00
Sept. 1997                                              13264.00                    14858.00                    14017.00
                                                        12544.00                    14273.00                    13314.00
                                                        12576.00                    14781.00                    13454.00
Dec. 1997                                               12328.00                    14932.00                    13630.00
                                                        12320.00                    15316.00                    13385.00
                                                        13408.00                    16486.00                    14643.00
Mar. 1998                                               14288.00                    17147.00                    15257.00
                                                        14176.00                    17372.00                    15464.00
                                                        13720.00                    16807.00                    14829.00
Jun. 1998                                               14792.00                    17760.00                    15248.00
                                                        14536.00                    17522.00                    14596.00
                                                        11592.00                    14776.00                    11809.00
Sept. 1998                                              12408.00                    15939.00                    12702.00
                                                        13128.00                    17186.00                    13637.00
                                                        14080.00                    18495.00                    14556.00
Dec. 1998                                               15816.00                    20163.00                    16064.00
                                                        15672.00                    21327.00                    16546.00
                                                        14912.00                    20280.00                    15737.00
Mar. 1999                                               16224.00                    21324.00                    16614.00
                                                        16237.00                    21480.00                    17371.00
                                                        16192.00                    20872.00                    17147.00
Jun. 1999                                               17304.00                    22306.00                    18344.00
                                                        16771.00                    21599.00                    17761.00
                                                        16697.00                    21866.00                    17576.00
Sept. 1999                                              16818.00                    21466.00                    17427.00
                                                        18050.00                    23012.00                    18774.00
                                                        19622.00                    24333.00                    20719.00
Dec. 1999                                               22884.00                    26983.00                    22975.00
                                                        22488.00                    25790.00                    21959.00
                                                        25403.00                    27402.00                    23332.00
Mar. 2000                                               26066.00                    28953.00                    24652.00
                                                        24064.00                    27465.00                    23385.00
                                                        22601.00                    26012.00                    22148.00
Jun. 2000                                               24757.00                    28074.00                    23904.00
                                                        24479.00                    26817.00                    22834.00
                                                        27713.00                    29270.00                    24923.00
Sept. 2000                                              26192.00                    26589.00                    22640.00
                                                        24492.00                    25268.00                    21515.00
                                                        19794.00                    21485.00                    18294.00
Dec. 2000                                               20415.00                    20933.00                    17824.00
                                                        21364.00                    22396.00                    19070.00
                                                        18072.00                    18645.00                    15875.00
Mar.2001                                                16046.00                    16641.00                    14169.00
                                                        17641.00                    18741.00                    15957.00
                                                        17461.00                    18518.00                    15767.00
Jun.2001                                                17145.00                    18160.00                    15463.00
                                                        16490.00                    17630.00                    15011.00
                                                        15056.00                    16211.00                    13803.00
Sep.2001                                                13168.00                    14526.00                    12369.00
                                                        13917.00                    15328.00                    13052.00
                                                        15310.00                    16788.00                    14294.00
Dec.2001                                                15562.00                    16825.00                    14326.00
                                                        15299.00                    16507.00                    14056.00
                                                        14644.00                    15796.00                    13451.00
Mar.2002                                                15530.00                    16397.00                    13962.00
                                                        14634.00                    15126.00                    12880.00
                                                        14349.00                    14722.00                    12536.00
Jun.2002                                                13346.00                    13368.00                    11383.00
                                                        12133.00                    12543.00                    10680.00
                                                        12090.00                    12577.00                    10710.00
Sep.2002                                                11173.00                    11297.00                     9620.00
                                                        12165.00                    12304.00                    10477.00
                                                        12639.00                    13006.00                    11075.00
Dec.2002                                                11764.00                    12108.00                    10310.00

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return             Cumulative Total Return
                                                                               Since                              Since
Periods Ending December 31, 2002                          1 Year    5 Year   Inception             5 Year       Inception
Russell 3000 Growth Index*                                -28.04%   -4.11%     2.84%              -18.92%         21.08%
Combined Index*+                                          -28.04%   -5.43%     0.45%              -24.36%          3.10%
All Cap Growth Trust Series I                             -24.41%   -0.93%     2.41%               -4.58%         17.64%
All Cap Growth Trust Series II+++                                                                                -23.12%

  + The Combined Index is a blend of the Russell Mid Cap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.
  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the All Cap Growth Trust Series I returned -24.41%, outperforming the -28.04% return of the Russell 3000 Growth Index.

ENVIRONMENT: During 2002, the U.S. financial markets recorded a third consecutive year of annual declines, and the economy continued to work through a somewhat choppy recovery. The losses for the major indices this year were even greater than in 2000 or 2001. The NASDAQ Composite Index declined -31.53%, the S&P 500 Index was down -22.10%, and the Dow Jones Industrial Average returned -15.04%, its worst annual performance in 25 years. The major negative influences on the markets included investor concern over a possible war with Iraq, other heightened geopolitical issues and repeated reports of scandalous activity in corporate America. The positive news related mostly to the economy, with economic growth expected at a healthy 3% for all of 2002, productivity rates at levels not seen in 50 years, very low inflation, a low interest rate environment that fueled consumer spending, and a booming housing market.

The portfolio remained broadly diversified with a slight increase in its holdings during the fourth quarter. Overall, the portfolio benefited from relative performance in the Health Care, Industrials, Information Technology and Consumer Staples sectors, while the biggest detractors from relative performance were in the Financial and Consumer Discretionary sectors. Within Health Care, the pharmaceuticals and biotechnology industries had strong relative performance. Software and services had good relative performance as well.

OUTLOOK: Although economic growth has slowed recently, and concern over geopolitical risks and corporate governance issues may persist, the recovery in the economy and the financial markets is expected to continue. At its November meeting, the Federal Reserve cut the Federal Funds target rate by a half percentage point to 1.25%, its lowest level in over 40 years. This low interest rate environment should help to sustain strength in consumer spending, providing continued support for economic growth. Additionally, improvements in corporate profits are expected to promote increases in capital spending, which should provide additional fuel for long-term growth. Finally, a proposed federal fiscal stimulus package, if passed, should also contribute to economic strength.

                            FINANCIAL SERVICES TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing primarily in
  POLICIES:              common stock of financial services companies. During normal market conditions, at least 80% of the portfolio's net
                         assets are invested in companies that are principally
                         engaged in financial services. A company is "principally
                         engaged" in financial services if it owns financial
                         services-related assets constituting at least 50% of the
                         value of its total assets, or if at least 50% of its
                         revenues are derived from its provision of financial
                         services.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGERS:      Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                                                                  LIPPER FINANCIAL SERVICES AVG.
                                                             FINANCIAL SERVICES TRUST SERIES I         FUNDS CLASSIFICATION
                                                             ---------------------------------    ------------------------------
Apr.2001                                                                 10000.00                            10000.00
May2001                                                                  10328.00                            10362.00
Jun.2001                                                                 10008.00                            10419.00
Jul.2001                                                                  9728.00                            10309.00
Aug.2001                                                                  9264.00                             9896.00
Sep.2001                                                                  8472.00                             9258.00
Oct.2001                                                                  8432.00                             9071.00
Nov.2001                                                                  9024.00                             9650.00
Dec.2001                                                                  9307.00                             9907.00
Jan.2002                                                                  8978.00                             9804.00
Feb.2002                                                                  8915.00                             9760.00
Mar.2002                                                                  9307.00                            10337.00
Apr.2002                                                                  9187.00                            10328.00
May2002                                                                   9163.00                            10333.00
Jun.2002                                                                  8443.00                             9873.00
Jul.2002                                                                  7739.00                             9114.00
Aug.2002                                                                  7875.00                             9286.00
Sep.2002                                                                  7146.00                             8262.00
Oct.2002                                                                  7514.00                             8796.00
Nov.2002                                                                  7979.00                             9123.00
Dec.2002                                                                  7642.00                             8742.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                  Since                      Since
Periods Ending December 31, 2002                               1 Year           Inception                  Inception
Lipper Financial Services Avg. Funds Classification*          -11.76%             -7.75%                    -12.58%
Financial Services Trust Series I                             -17.88%            -14.86%                    -23.58%
Financial Services Trust Series II+++                                                                       -16.90%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Financial Services Trust Series I returned -17.88%, underperforming the -11.76% return of the Lipper Financial Services Avg. Funds Classification.

ENVIRONMENT: The U.S. stock market as represented by the S&P 500 Index declined -22.10% in 2002, finishing its third consecutive year of declines. All major equity style indices (as defined by Russell Mellon) were also negative to varying degrees. The portfolio's outperformance relative to the broader market is attributable to the portfolio's general avoidance of weaker balance sheet companies and a lack of exposure to other worse performing sectors such as Technology. The portfolio's underperformance relative to the Lipper Financial Avg. Funds Classification and peers was primarily the result of our exposure to certain capital goods holdings, which performed poorly in the year.

OUTLOOK: Our investment strategy is to find high-quality businesses at value prices. In the market declines of the last several years, we have focused on upgrading the quality of portfolio holdings at relatively attractive prices. We anticipate a sideways market for a number of years, with the Dow trading somewhere between 8,000 and 12,000 for the foreseeable future. Rather than attempt to characterize this environment as a "bull" or a "bear" market, we are evaluating the "risk/reward" of individual investments, as we believe this will be the key to generating competitive results both against benchmarks and peers.

                                      xviii

                                 OVERSEAS TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing at least 80% of
  POLICIES:              the portfolio's assets in non-U.S. securities (primarily
                         common stocks).
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGERS:      Richard R. Mace Jr.
INCEPTION DATE:          January 9, 1995++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                                  OVERSEAS TRUST SERIES I                MSCI EAFE INDEX
                                                                  -----------------------                ---------------
Dec.1994                                                                  10000.00                           10000.00
                                                                           9820.00                            9618.00
                                                                           9620.00                            9593.00
                                                                          10060.00                           10194.00
Apr.1995                                                                  10390.00                           10581.00
                                                                          10190.00                           10457.00
                                                                          10010.00                           10276.00
                                                                          10480.00                           10918.00
Aug.1995                                                                  10200.00                           10505.00
                                                                          10270.00                           10713.00
                                                                          10080.00                           10428.00
                                                                          10280.00                           10721.00
Dec.1995                                                                  10698.00                           11155.00
                                                                          10810.00                           11203.00
                                                                          10790.00                           11243.00
                                                                          10984.00                           11485.00
Apr.1996                                                                  11187.00                           11821.00
                                                                          11177.00                           11606.00
                                                                          11320.00                           11675.00
                                                                          11054.00                           11336.00
Aug.1996                                                                  11167.00                           11363.00
                                                                          11453.00                           11668.00
                                                                          11545.00                           11551.00
                                                                          11955.00                           12013.00
Dec.1996                                                                  12047.00                           11862.00
                                                                          11791.00                           11449.00
                                                                          11883.00                           11639.00
                                                                          11976.00                           11685.00
Apr.1997                                                                  11983.00                           11749.00
                                                                          12485.00                           12516.00
                                                                          12912.00                           13209.00
                                                                          13054.00                           13426.00
Aug.1997                                                                  12278.00                           12426.00
                                                                          12715.00                           13124.00
                                                                          11993.00                           12119.00
                                                                          11829.00                           11998.00
Dec.1997                                                                  12037.00                           12106.00
                                                                          12387.00                           12662.00
                                                                          13196.00                           13478.00
                                                                          13786.00                           13896.00
Apr.1998                                                                  14015.00                           14008.00
                                                                          13809.00                           13944.00
                                                                          13602.00                           14053.00
                                                                          13682.00                           14199.00
Aug.1998                                                                  11352.00                           12442.00
                                                                          10778.00                           12064.00
                                                                          12064.00                           13325.00
                                                                          12672.00                           14011.00
Dec.1998                                                                  13006.00                           14567.00
                                                                          13225.00                           14528.00
                                                                          12834.00                           14185.00
                                                                          13558.00                           14781.00
Apr.1999                                                                  13949.00                           15382.00
                                                                          13190.00                           14593.00
                                                                          13765.00                           15165.00
                                                                          14270.00                           15620.00
Aug.1999                                                                  14454.00                           15681.00
                                                                          14547.00                           15843.00
                                                                          15236.00                           16440.00
                                                                          16420.00                           17015.00
Dec.1999                                                                  18274.00                           18549.00
                                                                          17115.00                           17373.00
                                                                          17999.00                           17844.00
                                                                          18240.00                           18540.00
Apr.2000                                                                  17072.00                           17568.00
                                                                          16461.00                           17143.00
                                                                          17246.00                           17817.00
                                                                          16424.00                           17074.00
Aug.2000                                                                  16997.00                           17226.00
                                                                          16025.00                           16390.00
                                                                          15252.00                           16007.00
                                                                          14679.00                           15410.00
Dec.2000                                                                  14853.00                           15960.00
                                                                          14966.00                           15952.00
                                                                          13806.00                           14757.00
Mar.2001                                                                  13132.00                           13780.00
                                                                          14088.00                           14746.00
                                                                          13677.00                           14238.00
Jun.2001                                                                  13089.00                           13661.00
                                                                          12623.00                           13414.00
                                                                          12047.00                           13077.00
Sep.2001                                                                  10856.00                           11755.00
                                                                          11212.00                           12056.00
                                                                          11759.00                           12501.00
Dec.2001                                                                  11720.00                           12575.00
                                                                          11118.00                           11908.00
                                                                          11337.00                           11992.00
Mar.2002                                                                  11925.00                           12647.00
                                                                          11890.00                           12738.00
                                                                          12138.00                           12911.00
Jun.2002                                                                  11395.00                           12402.00
                                                                          10156.00                           11179.00
                                                                          10032.00                           11156.00
Sep.2002                                                                   8959.00                            9961.00
                                                                           9358.00                           10497.00
                                                                           9881.00                           10975.00
Dec.2002                                                                   9207.00                           10606.00

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return             Cumulative Total Return
                                                                               Since                              Since
Periods Ending December 31, 2002                          1 Year    5 Year   Inception             5 Year       Inception
MSCI EAFE Index*                                          -15.66%   -2.61%     0.74%              -12.41%          6.06%
Overseas Trust Series I                                   -21.44%   -5.22%    -1.03%              -23.51%         -7.93%
Overseas Trust Series II+++                                                                                      -18.49%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Overseas Trust Series I returned -21.44%, underperforming the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: Over the past 12 months, most of the world's major stock markets posted sharp declines, as many foreign economies sank into recession, mirroring the decline in the U.S. economy. Plagued by a spate of corporate earnings, disappointments and accounting scandals, the world's equity markets were further buffeted by the continuing fallout from the September 11, 2001, terrorist attacks and an escalation in Middle East tensions. Health Care holdings largely detracted from relative performance. Pharmaceutical stocks underperformed due to a number of factors, including a poor macroeconomic outlook and concerns about the sustainability of corporate earnings. Financial holdings also detracted from our performance, largely due to stock selection and a sizable underweighting in some of the better-performing European banks. Additional detractors included the portfolio's underweightings in the better performing Utilities and Consumer Staples sectors. Conversely, performance was aided by astute stock selection in the poorly performing Technology sector. Key Asian Semiconductor and European Telecommunications equipment manufacturers were among the portfolio's best performers. Bargain hunters accumulated positions in these groups in hopes that they would be early beneficiaries of a pickup in the world's economies.

OUTLOOK: Our strategy remains focused on identifying stocks with improving fundamentals that offer high quality earnings at reasonable prices. Both short term and long term earnings growth will be considered, as well as a stock's valuation level. Because we tend to employ a growth strategy, emphasis will likely be on growth-oriented sectors. However, stock-by-stock portfolio construction using our extensive research will still drive investment decisions.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   Under normal market conditions, the International Stock
  POLICIES:              Trust invests at least 80% of its net assets (plus any
                         borrowings for investment purposes) in common stocks. The
                         portfolio primarily invests in the countries that make up
                         the MSCI EAFE Index. The MSCI EAFE Index tracks stocks in
                         Australia, Austria, Belgium, Denmark, Finland, France,
                         Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands,
                         New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
                         Switzerland and the United Kingdom. At least 50% of the
                         portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index
                         securities of companies located in the countries that make up the Index.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Claire Gray, Stuart Kirk, Marc Slendebroek and Alex Tedder
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                            INTERNATIONAL STOCK TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Dec. 1996                                                                10000.00                            10000.00
                                                                          9929.00                             9652.00
                                                                         10026.00                             9813.00
Mar. 1997                                                                10018.00                             9850.00
                                                                         10097.00                             9905.00
                                                                         10733.00                            10552.00
Jun. 1997                                                                11183.00                            11136.00
                                                                         11474.00                            11319.00
                                                                         10424.00                            10476.00
Sept. 1997                                                               11086.00                            11065.00
                                                                         10247.00                            10217.00
                                                                         10229.00                            10115.00
Dec. 1997                                                                10264.00                            10206.00
                                                                         10604.00                            10675.00
                                                                         11221.00                            11363.00
Mar. 1998                                                                11615.00                            11715.00
                                                                         11696.00                            11810.00
                                                                         11642.00                            11756.00
Jun. 1998                                                                11651.00                            11847.00
                                                                         11803.00                            11970.00
                                                                         10300.00                            10490.00
Sept. 1998                                                               10067.00                            10171.00
                                                                         10962.00                            11234.00
                                                                         11437.00                            11812.00
Dec. 1998                                                                11650.00                            12281.00
                                                                         11497.00                            12248.00
                                                                         11228.00                            11959.00
Mar. 1999                                                                11677.00                            12461.00
                                                                         12058.00                            12968.00
                                                                         11448.00                            12303.00
Jun. 1999                                                                11888.00                            12785.00
                                                                         12067.00                            13169.00
                                                                         12175.00                            13220.00
Sept. 1999                                                               12228.00                            13356.00
                                                                         12659.00                            13860.00
                                                                         13466.00                            14345.00
Dec. 1999                                                                15112.00                            15633.00
                                                                         14240.00                            14642.00
                                                                         14995.00                            15039.00
Mar. 2000                                                                15161.00                            15625.00
                                                                         14291.00                            14806.00
                                                                         13769.00                            14448.00
Jun. 2000                                                                14439.00                            15016.00
                                                                         13966.00                            14390.00
                                                                         14271.00                            14518.00
Sept. 2000                                                               13385.00                            13814.00
                                                                         12853.00                            13490.00
                                                                         12184.00                            12987.00
Dec. 2000                                                                12608.00                            13451.00
                                                                         12727.00                            13444.00
                                                                         11654.00                            12437.00
Mar. 2001                                                                10758.00                            11614.00
                                                                         11626.00                            12428.00
                                                                         11120.00                            11999.00
Jun. 2001                                                                10666.00                            11513.00
                                                                         10408.00                            11305.00
                                                                         10129.00                            11021.00
Sept. 2001                                                                9077.00                             9907.00
                                                                          9325.00                            10161.00
                                                                          9696.00                            10535.00
Dec. 2001                                                                 9892.00                            10599.00
                                                                          9417.00                            10037.00
                                                                          9500.00                            10107.00
Mar. 2002                                                                 9984.00                            10659.00
                                                                          9921.00                            10736.00
                                                                          9911.00                            10882.00
Jun. 2002                                                                 9507.00                            10453.00
                                                                          8430.00                             9422.00
                                                                          8367.00                             9403.00
Sept. 2002                                                                7394.00                             8395.00
                                                                          7901.00                             8847.00
                                                                          8026.00                             9250.00
Dec. 2002                                                                 7747.00                             8939.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                                Since                             Since
Periods Ending December 31, 2002                           1 Year    5 Year   Inception             5 Year      Inception
MSCI EAFE Index*                                           -15.66%   -2.61%    -1.85%              -12.41%       -10.61%
International Stock Trust Series I                         -21.69%   -5.24%    -4.17%              -23.59%       -22.53%
International Stock Trust Series II+++                                                                           -24.29%

  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the International Stock Trust Series I returned -21.69%, underperforming the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: Despite a strong fourth-quarter rally, international equities fell in 2002. The late-year advance was due to corporate earnings results that generally met expectations and the Federal Reserve and European Central Bank slashing interest rates in an effort to stimulate economic growth.

European markets struggled, as economic data remained lackluster. After holding up well in early 2002, Japan declined in the fourth quarter on weaker economic data. The Asian economies outside of Japan are in better health relative to the rest of the world, and their equity markets were among the best performers. Although lagging other regions for the year, Latin America rebounded strongly in the final three months, as Brazil's president-elect calmed the markets with reassuring words about the country's future fiscal management policies.

Poor results in Industrials stocks, particularly in the Commercial Services and Supplies industry, impaired relative performance. The portfolio's underperformance in both the Consumer Discretionary and Consumer Staples sectors also hurt results. We benefited from good stock selection in Energy. On the country level, underweighting poorly performing Germany added relative value, and good stock selection in France also helped. Underweighting Australia and Japan, however, hurt relative performance.

OUTLOOK: We view 2003 with cautious optimism. We feel that economic and earnings risks are likely to subside, monetary policy is still tilted toward lower rates in the United States and Europe, and valuations remain attractive, helped by the low interest rate environment. With few strong macroeconomic drivers, however, we believe that stock selection will remain paramount.

                           INTERNATIONAL VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of companies located outside the United States, including those in emerging markets.
SUBADVISER:              Templeton(R) Investments Counsel, Inc.
PORTFOLIO MANAGERS:      Gary R. Clemens and Edgerton Scott, III
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                            INTERNATIONAL VALUE TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Apr.1999                                                                 10000.00                            10000.00
May.1999                                                                  9504.00                             9487.00
Jun.1999                                                                  9920.00                             9859.00
Jul.1999                                                                  9840.00                            10155.00
Aug.1999                                                                  9743.00                            10194.00
Sep.1999                                                                  9519.00                            10299.00
Oct.1999                                                                  9447.00                            10688.00
Nov.1999                                                                  9623.00                            11062.00
Dec.1999                                                                 10384.00                            12055.00
Jan.2000                                                                  9728.00                            11291.00
Feb.2000                                                                  9703.00                            11597.00
Mar.2000                                                                 10143.00                            12049.00
Apr.2000                                                                  9704.00                            11418.00
May.2000                                                                  9752.00                            11141.00
Jun.2000                                                                 10316.00                            11579.00
Jul.2000                                                                 10155.00                            11096.00
Aug.2000                                                                 10171.00                            11195.00
Sep.2000                                                                  9632.00                            10652.00
Oct.2000                                                                  9302.00                            10403.00
Nov.2000                                                                  9229.00                            10015.00
Dec.2000                                                                  9713.00                            10373.00
Jan.2001                                                                  9826.00                            10369.00
Feb.2001                                                                  9471.00                             9592.00
Mar.2001                                                                  8730.00                             8957.00
Apr.2001                                                                  9375.00                             9585.00
May.2001                                                                  9317.00                             9255.00
Jun.2001                                                                  9126.00                             8880.00
Jul.2001                                                                  8935.00                             8719.00
Aug.2001                                                                  8860.00                             8500.00
Sep.2001                                                                  7740.00                             7641.00
Oct.2001                                                                  7989.00                             7836.00
Nov.2001                                                                  8553.00                             8126.00
Dec.2001                                                                  8745.00                             8173.00
Jan.2002                                                                  8463.00                             7739.00
Feb.2002                                                                  8529.00                             7794.00
Mar.2002                                                                  9068.00                             8220.00
Apr.2002                                                                  9048.00                             8279.00
May.2002                                                                  9257.00                             8391.00
Jun.2002                                                                  8722.00                             8060.00
Jul.2002                                                                  7744.00                             7265.00
Aug.2002                                                                  7735.00                             7251.00
Sep.2002                                                                  6666.00                             6474.00
Oct.2002                                                                  7210.00                             6822.00
Nov.2002                                                                  7694.00                             7133.00
Dec.2002                                                                  7185.00                             6893.00

                              PERFORMANCE TABLE**

                                                                 Average Annual Return              Cumulative Total Return
                                                                                 Since                       Since
            Periods Ending December 31, 2002                   1 Year          Inception                   Inception
MSCI EAFE Index*                                               -15.66%          -9.65%                      -31.07%
International Value Trust Series I                             -17.84%          -8.62%                      -28.15%
International Value Trust Series II+++                                                                      -16.00%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the International Value Trust Series I returned -17.84%, underperforming the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: During the first quarter, better than expected data on growth and employment, particularly in the United States, helped global equity markets surge. Investors continued to favor the Materials and Industrials sectors, which historically have benefited during the early part of economic recoveries. We overweighted these sectors. Additionally, we maintained an underweight in the out-of-favor Information Technology sector. During the second quarter, a decline in stock market prices across many countries and industries curtailed part of the gains achieved during the previous two quarters. This decline especially affected holdings in the Utility, Pharmaceutical and Telecommunications sectors. Nonetheless, we were able to find bargain stocks and potentially rewarding stock opportunities.

While global stocks slumped during the third quarter, we positioned the portfolio to take advantage of an upturn in the global economy. Our holdings in European insurance stocks, however, detracted from performance. During the fourth quarter, the portfolio benefited from investor interest in sectors that traditionally perform well during cyclical recoveries. These included Materials and Industrials, which remained overweighted, as well as consumer-related cyclical holdings such as autos and consumer electronics. We also benefited from a rebound in the Insurance sector, particularly from European insurers.

OUTLOOK: We enter 2003 concerned with macroeconomic issues such as the uncertain direction of the global economy and the ramifications of a potential war with Iraq. We are also concerned with the direction of corporate spending and the sustainability of earnings growth. Combined, these issues are likely to contribute to continued volatility in global equity markets. We expect 2003 to be a year of stabilization, underpinned by modest economic growth and improving corporate profits.

                           CAPITAL APPRECIATION TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity-related securities of companies that
                         exceed $1 billion in market capitalization and that Jennison
                         Associates believes have above-average growth prospects.
SUBADVISER:              Jennison Associates, LLC
PORTFOLIO MANAGERS:      Michael Del Balso, Kathleen McCarragher, and Spiros Segalas
INCEPTION DATE:          November 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                                           CAPITAL APPRECIATION TRUST SERIES I      RUSSELL 1000 GROWTH INDEX
                                                           -----------------------------------      -------------------------
Oct. 2000                                                               10000.00                             10000.00
Nov. 2000                                                                8640.00                              8526.00
Dec. 2000                                                                8776.00                              8256.00
Jan. 2001                                                                9279.00                              8129.00
Feb. 2001                                                                7960.00                              6748.00
Mar. 2001                                                                7432.00                              6014.00
Apr. 2001                                                                8064.00                              6775.00
May 2001                                                                 8032.00                              6675.00
Jun. 2001                                                                7656.00                              6520.00
Jul. 2001                                                                7447.00                              6357.00
Aug. 2001                                                                6815.00                              5837.00
Sep. 2001                                                                6151.00                              5255.00
Oct. 2001                                                                6495.00                              5531.00
Nov. 2001                                                                7127.00                              6062.00
Dec. 2001                                                                7160.00                              6570.00
Jan. 2002                                                                7016.00                              6454.00
Feb. 2002                                                                6800.00                              6186.00
Mar. 2002                                                                6960.00                              6400.00
Apr. 2002                                                                6496.00                              5878.00
May 2002                                                                 6320.00                              5735.00
Jun. 2002                                                                5808.00                              5205.00
Jul. 2002                                                                5320.00                              4919.00
Aug. 2002                                                                5304.00                              4933.00
Sep. 2002                                                                4816.00                              4422.00
Oct. 2002                                                                5144.00                              4827.00
Nov. 2002                                                                5440.00                              5090.00
Dec. 2002                                                                4968.00                              4738.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                               1 Year          Inception                    Inception
Russell 1000 Growth Index*                                    -27.89%           -29.16%                      -52.62%
Capital Appreciation Trust Series I                           -30.61%           -27.62%                      -50.32%
Capital Appreciation Trust Series II+++                                                                      -28.98%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Capital Appreciation Trust Series I returned -30.61%, underperforming the -27.89% return of the Russell 1000 Growth Index.

ENVIRONMENT: On an absolute basis, Information Technology stocks detracted the most from the portfolio and the broader market indices. In addition, our holdings in the Health Care sector were very disappointing. Our largest emphasis this year was in Consumer Discretionary stocks, which were down, but outperformed the market. This was in an environment in which more than 90% of technology stocks fell for the year and more than 70% of all stocks in the S&P 500 Index had a negative return for the year. The average stock in the U.S. common equity market fell more than 25% on an equal-weighted basis.

OUTLOOK: Our holdings, in our opinion, represent high-quality companies operated by strong management teams that can maintain their dominant competitive positions and generate superior and sustainable earnings growth. The average projected three-year earnings growth rate for the stocks in our portfolios is 14-15%. Today these trade at a modest premium to the market. We believe we are well along the gradual process of an earnings recovery and a return to normalized growth rates. We believe that diligence, perseverance and strict adherence to our investment philosophy will ultimately generate attractive returns as it has when we have emerged from other difficult markets over the past three decades.

                         STRATEGIC OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of U.S. issuers or
                         securities convertible into, or that carry the right to buy, common stocks. Although current income is a secondary
                         objective, growth of income may accompany growth of capital.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGERS:      J. Fergus Sheil
INCEPTION DATE:          June 18, 1985+

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LINE GRAPH]

                                             STRATEGIC
                                        OPPORTUNITIES TRUST
                                              SERIES I          RUSSELL 3000 INDEX       S&P 500 INDEX          COMBINED INDEX
                                        -------------------     ------------------       -------------          --------------
Dec.1992                                      10000.00               10000.00               10000.00               10000.00
                                              10272.00               10098.00               10073.00               10200.00
                                               9964.00               10164.00               10209.00               10211.00
                                              10301.00               10418.00               10428.00               10544.00
                                              10100.00               10142.00               10173.00               10264.00
                                              10832.00               10433.00               10448.00               10590.00
                                              10914.00               10501.00               10482.00               10710.00
                                              10713.00               10483.00               10433.00               10761.00
                                              11161.00               10890.00               10830.00               11240.00
                                              11534.00               10889.00               10750.00               11283.00
                                              11654.00               11045.00               10968.00               11292.00
                                              11355.00               10875.00               10865.00               11031.00
Dec.1993                                      11631.00               11088.00               10999.00               11430.00
                                              12065.00               11427.00               11367.00               11745.00
                                              11975.00               11151.00               11061.00               11586.00
                                              11482.00               10664.00               10579.00               11092.00
                                              11625.00               10785.00               10717.00               11168.00
                                              11483.00               10904.00               10892.00               11183.00
                                              10962.00               10605.00               10623.00               10852.00
                                              11206.00               10934.00               10974.00               11225.00
                                              11767.00               11411.00               11421.00               11757.00
                                              11498.00               11167.00               11146.00               11470.00
                                              11901.00               11352.00               11401.00               11557.00
                                              11490.00               10937.00               10982.00               11047.00
Dec.1994                                      11569.00               11107.00               11143.00               11191.00
                                              11483.00               11350.00               11432.00               11421.00
                                              11940.00               11813.00               11876.00               12012.00
                                              12398.00               12107.00               12228.00               12356.00
                                              12968.00               12423.00               12583.00               12542.00
                                              13453.00               12874.00               13080.00               12954.00
                                              14526.00               13246.00               13388.00               13390.00
                                              15686.00               13779.00               13834.00               14040.00
                                              15853.00               13902.00               13871.00               14255.00
                                              16337.00               14441.00               14452.00               14577.00
                                              16282.00               14317.00               14402.00               14251.00
                                              16687.00               14952.00               15035.00               14959.00
Dec.1995                                      16520.00               15196.00               15313.00               15047.00
                                              16941.00               15637.00               15840.00               15364.00
                                              17339.00               15867.00               15992.00               15724.00
                                              17505.00               16025.00               16146.00               15952.00
                                              18118.00               16330.00               16383.00               16404.00
                                              18680.00               16748.00               16806.00               16652.00
                                              18329.00               16694.00               16875.00               16402.00
                                              17180.00               15820.00               16124.00               15386.00
                                              17811.00               16299.00               16466.00               16119.00
                                              18750.00               17186.00               17391.00               16915.00
                                              18926.00               17500.00               17868.00               17051.00
                                              19978.00               18734.00               19224.00               18090.00
Dec.1996                                      19847.00               18509.00               18847.00               17905.00
                                              21023.00               19533.00               20017.00               18575.00
                                              20207.00               19554.00               20179.00               18547.00
                                              18943.00               18670.00               19340.00               17759.00
                                              19759.00               19591.00               20495.00               18200.00
                                              21223.00               20929.00               21753.00               19528.00
                                              21894.00               21799.00               22723.00               20167.00
                                              23490.00               23508.00               24527.00               21850.00
                                              23094.00               22554.00               23164.00               21612.00
                                              24173.00               23833.00               24433.00               22846.00
                                              22731.00               23032.00               23617.00               21957.00
                                              23160.00               23914.00               24710.00               22480.00
Dec.1997                                      23666.00               24392.00               25135.00               23099.00
                                              23600.00               24519.00               25414.00               22664.00
                                              25483.00               26272.00               27247.00               24436.00
                                              26705.00               27575.00               28642.00               25595.00
                                              26863.00               27846.00               28931.00               25659.00
                                              26118.00               27158.00               28433.00               24865.00
                                              26437.00               28076.00               29588.00               25209.00
                                              25374.00               27565.00               29274.00               24007.00
                                              20948.00               23342.00               25041.00               20167.00
                                              21666.00               24934.00               26646.00               21472.00
                                              23606.00               26826.00               28813.00               22936.00
                                              24696.00               28468.00               30559.00               24022.00
Dec.1998                                      25893.00               30279.00               32319.00               25431.00
                                              25826.00               31308.00               33670.00               25387.00
                                              24829.00               30200.00               32623.00               24543.00
                                              25613.00               31308.00               33928.00               25312.00
                                              28787.00               32720.00               35241.00               27182.00
                                              28878.00               32098.00               34409.00               27104.00
                                              30403.00               33719.00               36319.00               28060.00
                                              29286.00               32698.00               35186.00               27290.00
                                              28516.00               32325.00               35010.00               26583.00
                                              27821.00               31497.00               34050.00               25648.00
                                              28032.00               33472.00               36206.00               26864.00
                                              29709.00               34410.00               36941.00               27636.00
Dec.1999                                      33077.00               36605.00               39116.00               30068.00
                                              31536.00               35170.00               37153.00               29073.00
                                              34300.00               35497.00               36451.00               31307.00
                                              35524.00               38276.00               40016.00               33100.00
                                              33232.00               36929.00               38811.00               31534.00
                                              31570.00               35891.00               38015.00               30698.00
                                              32772.00               36954.00               38951.00               31606.00
                                              32101.00               36300.00               38343.00               31252.00
                                              35229.00               38993.00               40724.00               34247.00
                                              33090.00               37227.00               38574.00               33759.00
                                              32489.00               36698.00               38412.00               33238.00
                                              28601.00               33315.00               35385.00               30246.00
Dec.2000                                      30969.00               33874.00               35558.00               32548.00
                                              32578.00               35033.00               36821.00               33072.00
                                              30050.00               31831.00               33463.00               31059.00
                                              27929.00               29755.00               31344.00               29132.00
                                              30979.00               32142.00               33780.00               31624.00
                                              30398.00               32399.00               34006.00               31878.00
                                              30689.00               31803.00               33180.00               31290.00
                                              29588.00               31278.00               32855.00               30774.00
                                              26951.00               29433.00               30798.00               28957.00
                                              22300.00               26837.00               28310.00               26402.00
                                              23588.00               27462.00               28850.00               27017.00
                                              25519.00               29577.00               31063.00               29097.00
Dec.2001                                      26245.00               29994.00               31336.00               29507.00
                                              24813.00               29619.00               30879.00               29137.00
                                              24418.00               29014.00               30283.00               28542.00
                                              26058.00               30285.00               31422.00               29793.00
                                              24730.00               28695.00               29517.00               28230.00
                                              23608.00               28362.00               29299.00               27903.00
                                              20099.00               26320.00               27213.00               25895.00
                                              17878.00               24228.00               25090.00               23836.00
                                              17545.00               24342.00               25256.00               23948.00
                                              15531.00               21783.00               22511.00               21432.00
                                              16486.00               23517.00               24492.00               23139.00
                                              17649.00               24940.00               25934.00               24539.00
Dec.2002                                      16071.00               23536.00               24406.00               23060.00

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                         Average Annual Total Return                               Since
Periods Ending December 31, 2002                         1 Year    5 Year    10 Year         5 Year    10 Year   Inception
S&P 500 Index*++++                                      -22.10%    -0.59%     9.33%           -2.90%   144.06%
Russell 3000 Index*                                     -21.54%    -0.71%     8.94%           -3.52%   135.36%
Combined Index*++                                       -21.85%    -0.03%     8.71%           -0.17%   130.60%
Strategic Opportunities Trust Series I                  -38.77%    -7.45%     4.86%          -32.09%    60.71%
Strategic Opportunities Trust Series II+++                                                                        -35.53%

   + Current subadviser assignment became effective December 13, 1991.
 ++++ The S&P 500 Index was added to more accurately reflect the investment objective of the Trust.
 ++ The Combined Index represents the performance of the Russell Mid Cap Index through April 2001, and the performance of the Russell 3000 Index from May 1, 2001 through October 2002, and the performance of the S&P 500 Index thereafter. The Combined Index was prepared by the Advisor using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Strategic Opportunities Trust Series I returned -38.77%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: In 2002, stocks, as measured by the S&P 500 Index, turned in their third straight year of negative returns, something they had not done since the 1940s. Every sector within the Index declined, and only 131 of the 500 stocks in the Index rose. Despite its strong showing in the fourth quarter, the technology-laden Nasdaq Composite Index fell by more than 30% for the year, and it remained nearly 75% off of its record high of the spring of 2000. With only a handful of technology stocks, the Dow Jones Industrial Average fared significantly better for the year, but was still down by roughly 15% -- its worst showing in 25 years.
For the full year, results were disappointing in the market's worst calendar year since 1974. Weakness was attributable primarily to unfavorable stock selection in the Health Care and Technology sectors, and hurt by ill-timed bets in the Biotechnology and Semiconductor groups, respectively. Also weighing on results was relatively weaker performance in the cyclically-oriented Consumer area, highlighted by investments in consumer electronics retailers, which were hit hard by failing consumer confidence and lower store traffic. On a positive note, the portfolio benefited from an overweighted position and favorable stock selection in the volatile Energy group, as well as good stock picking in the Telecommunication Services sector.

OUTLOOK: The portfolio's strategy remains focused on identifying stocks with improving fundamentals that offer high-quality earnings at reasonable prices. We are focusing part of the portfolio on companies that are trading at distressed prices with restructuring potential. Both short- and long-term earnings growth will be considered, as well as a stock's valuation level.

                                      xxiii

                           QUANTITATIVE MID CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital growth by investing at least
  POLICIES:              80% of the portfolio's total assets in U.S. mid cap stocks, convertible preferred stocks, convertible bonds and
                         warrants.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGER:       Rhonda Chang and Mark Schmeer
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                             QUANTITATIVE MID CAP TRUST SERIES
                                                                             I                         S&P MIDCAP 400 INDEX
                                                             ---------------------------------         --------------------
Apr. 2001                                                                  10000                              10000
May 2001                                                                    9976                              10233
Jun. 2001                                                                   9616                              10192
Jul. 2001                                                                   9136                              10040
Aug. 2001                                                                   8472                               9712
Sep. 2001                                                                   7344                               8504
Oct. 2001                                                                   7480                               8880
Nov. 2001                                                                   7928                               9540
Dec. 2001                                                                   8160                              10033
Jan. 2002                                                                   8009                               9981
Feb. 2002                                                                   7857                               9993
Mar. 2002                                                                   8216                              10708
Apr. 2002                                                                   8024                              10657
May 2002                                                                    7784                              10477
Jun. 2002                                                                   7256                               9710
Jul. 2002                                                                   6497                               8769
Aug. 2002                                                                   6513                               8813
Sep. 2002                                                                   6289                               8103
Oct. 2002                                                                   6561                               8454
Nov. 2002                                                                   6593                               8943
Dec. 2002                                                                   6312                               8577

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                               1 Year          Inception                    Inception
S&P Mid Cap 400 Index*                                        -14.51%            -8.80%                      -14.23%
Quantitative Mid Cap Trust Series I                           -22.65%           -24.07%                      -36.88%
Quantitative Mid Cap Trust Series II+++                                                                      -21.44%
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Quantitative Mid Cap Trust Series I returned -22.65%, underperforming the -14.51% return of the S&P 400 Index.

ENVIRONMENT: The best-performing sectors in the S&P Midcap Index were Energy and Consumer Staples. Tensions in the Middle East and a strike in Venezuela drove up energy prices, while the defensive attributes of the Consumer Staples sector provided a safe haven for investors. Notable underperformers included the Technology and Communications Services sectors. Most technology companies continued to experience weak demand and lower margins. Communications services companies continued to suffer from excess capacity and financial liquidity problems. The Trust's underweight position in the Consumer Staples sector hurt relative performance, as did an overweight position in Technology. An underweight in Communications Services and an overweight in Financials added to returns.

OUTLOOK: We remain positive about the U.S. stock market for 2003. A stronger economy, improving corporate profits, and stable low interest rates are positive for stocks. In addition, a $130 billion economic stimulus plan is expected in the first half of 2003. This should boost consumer spending and support the economy. Nevertheless, we expect market volatility to continue, given concerns about the recovery of manufacturing, unemployment, consumer confidence, capital spending, war with Iraq and the possibility of other terrorist attacks.

                              GLOBAL EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing at
  POLICIES:              least 80% of the portfolio's total assets in equity
                         securities of companies in at least three different
                         countries, including the United States.
SUBADVISER:              Putnam Investment Management, LLC
PORTFOLIO MANAGER:       Paul C. Warren
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                GLOBAL EQUITY TRUST SERIES I             MSCI WORLD INDEX
                                                                ----------------------------             ----------------
Dec.1992                                                                   10000                              10000
                                                                           10033                              10035
                                                                           10175                              10275
                                                                           10792                              10873
                                                                           11380                              11378
                                                                           12013                              11642
                                                                           11912                              11547
                                                                           12216                              11787
                                                                           12883                              12329
                                                                           12951                              12104
                                                                           13179                              12439
                                                                           12360                              11737
Dec.1993                                                                   13289                              12314
                                                                           14083                              13128
                                                                           14117                              12960
                                                                           13686                              12404
                                                                           14087                              12789
                                                                           13881                              12824
                                                                           14035                              12791
                                                                           14370                              13036
                                                                           14843                              13431
                                                                           14301                              13081
                                                                           14482                              13455
                                                                           13546                              12873
Dec.1994                                                                   13520                              13001
                                                                           12781                              12809
                                                                           12773                              12998
                                                                           13279                              13627
                                                                           13599                              14104
                                                                           13627                              14227
                                                                           13581                              14225
                                                                           14368                              14940
                                                                           14259                              14609
                                                                           14404                              15037
                                                                           14070                              14803
                                                                           14169                              15319
Dec.1995                                                                   14558                              15770
                                                                           14712                              16058
                                                                           14847                              16160
                                                                           15200                              16431
                                                                           15724                              16820
                                                                           15577                              16837
                                                                           15567                              16925
                                                                           14704                              16329
                                                                           15044                              16520
                                                                           15181                              17169
                                                                           15099                              17293
                                                                           16073                              18265
Dec.1996                                                                   16394                              17976
                                                                           16431                              18196
                                                                           16845                              18409
                                                                           16707                              18048
                                                                           16861                              18641
                                                                           18036                              19795
                                                                           18925                              20785
                                                                           19712                              21745
                                                                           18752                              20295
                                                                           19763                              21401
                                                                           19028                              20278
                                                                           19120                              20640
Dec.1997                                                                   19804                              20894
                                                                           19896                              21479
                                                                           21449                              22936
                                                                           22625                              23908
                                                                           22864                              24145
                                                                           22602                              23845
                                                                           22296                              24415
                                                                           21936                              24379
                                                                           18511                              21132
                                                                           19035                              21510
                                                                           20813                              23459
                                                                           21631                              24857
Dec.1998                                                                   22231                              26075
                                                                           22024                              26648
                                                                           20965                              25942
                                                                           21358                              27027
                                                                           22726                              28097
                                                                           22382                              27074
                                                                           23057                              28341
                                                                           23290                              28259
                                                                           23081                              28214
                                                                           22125                              27943
                                                                           22272                              29399
                                                                           22591                              30231
Dec.1999                                                                   23044                              32682
                                                                           22039                              30813
                                                                           21438                              30899
                                                                           23032                              33037
                                                                           22790                              31643
                                                                           23405                              30846
                                                                           23979                              31888
                                                                           23671                              30996
                                                                           24133                              32009
                                                                           23475                              30309
                                                                           24245                              29806
                                                                           24301                              28000
Dec.2000                                                                   25854                              28456
                                                                           25728                              29008
                                                                           25070                              26560
                                                                           24021                              24820
                                                                           25015                              26662
                                                                           24714                              26332
                                                                           23913                              25510
                                                                           23479                              25173
                                                                           22195                              23970
                                                                           19858                              21861
                                                                           19925                              22283
                                                                           21210                              23604
Dec.2001                                                                   21694                              23755
                                                                           20943                              23038
                                                                           20643                              22842
                                                                           21894                              23856
                                                                           20960                              23054
                                                                           21095                              23107
                                                                           19626                              21709
                                                                           17988                              19881
                                                                           18292                              19923
                                                                           16485                              17736
                                                                           17582                              19048
                                                                           18342                              20079
Dec.2002                                                                   17549                              19118

                              PERFORMANCE TABLE**

                                                                                    -------------Cumulative-Total-Return---
                                                       -Average-Annual-Total-Return-                                Since
Periods Ending December 31, 2002                        1 Year    5 Year    10 Year           5 Year    10 Year   Inception
MSCI World Index*                                      -19.54%    -1.76%     6.69%             -8.51%   91.18%
Global Equity Trust Series I                           -19.11%    -2.39%     5.79%            -11.39%   75.49%
Global Equity Trust Series II +++                                                                                  -17.33%

  ++ Current subadviser assignment became effective April 30, 2001.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Global Equity Trust Series I returned -19.11%, outperforming the -19.54% return of the MSCI World Index.

ENVIRONMENT: For most of 2002, slowing global economic growth, geopolitical tension and tepid corporate earnings news resulted in heavy losses for world equity markets. Among sectors, Technology and Communication Services had an extremely difficult year until rallying in the fourth quarter. The portfolio's performance was helped by avoiding the dramatically underperforming U.S. and European Telecommunications sector. For much of the year, country allocations also aided performance by avoiding Japan and overweighting emerging markets, particularly South Korea and Brazil (despite the offsetting negative of the Brazilian real currency).

OUTLOOK: Current geopolitical concerns -- tensions with Iraq and North Korea, fears of global terrorism -- and uncertainty about the outlook for corporate profits and spending may affect forecasts. Meanwhile, we continue to adjust the portfolio on a case-by-case basis, given our lack of enthusiasm for specific countries and sectors. Though painful, the market downturn of the past three years has allowed us to add stocks to the portfolio that were previously too expensive. We believe this will prove constructive over the long term.

Much of our current attention to country and sector weights stems from our focus on risk control. Among countries, we are underweight Japan, the United States and the United Kingdom. We are overweight emerging-markets, where our largest exposures are in South Korea, Mexico, and Brazil.

                             STRATEGIC GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing primarily in
  POLICIES:              common stocks and related securities of companies that MFS believes offer superior prospects for growth.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGERS:      S. Irfan Ali
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                              STRATEGIC GROWTH TRUST SERIES I       RUSSELL 1000 GROWTH INDEX
                                                              -------------------------------       -------------------------
Apr.2001                                                                  10000.00                           10000.00
May.2001                                                                  10000.00                            9853.00
Jun.2001                                                                   9704.00                            9624.00
Jul.2001                                                                   9232.00                            9384.00
Aug.2001                                                                   8432.00                            8616.00
Sep.2001                                                                   7384.00                            7756.00
Oct.2001                                                                   7920.00                            8164.00
Nov.2001                                                                   8680.00                            8948.00
Dec.2001                                                                   8816.00                            8931.00
Jan.2002                                                                   8336.00                            8773.00
Feb.2002                                                                   8025.00                            8409.00
Mar.2002                                                                   8440.00                            8700.00
Apr.2002                                                                   7760.00                            7990.00
May.2002                                                                   7520.00                            7796.00
Jun.2002                                                                   6768.00                            7075.00
Jul.2002                                                                   6280.00                            6686.00
Aug.2002                                                                   6336.00                            6706.00
Sep.2002                                                                   5680.00                            6011.00
Oct.2002                                                                   6313.00                            6562.00
Nov.2002                                                                   6841.00                            6918.00
Dec.2002                                                                   6344.00                            6440.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                  Since                      Since
Periods Ending December 31, 2002                               1 Year           Inception                  Inception
Russell 1000 Growth*                                          -27.89%            -23.20%                    -35.60%
Strategic Growth Trust Series I                               -28.04%            -23.84%                    -36.56%
Strategic Growth Trust Series II+++                                                                         -25.05%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Strategic Growth Trust Series I returned -28.04%, underperforming the -27.89% return of the Russell 1000 Growth Index.

ENVIRONMENT: Exhibiting extreme volatility, equity markets lost ground for much of the period. Despite a market rally in the final quarter, growth stocks ceded more than a quarter of their value over the year. Broad-based selling hit stocks in defensive sectors -- such as Consumer Staples and Health Care -- as well as more cyclically exposed groups, including Retailing, Leisure and Technology. Beleaguered Communications stocks proved a notable exception, led by sharp gains among select carriers late in the year. Positions among Financial Services and Retailing concerns were areas of relative strength. Despite considerable negative press and continued capital markets weakness, brokerage holdings began to revive toward the end of the period. Select positions in the insurance industry also performed well. Health Care was the most difficult sector. Our underweighting of pharmaceutical makers that outperformed during the period also held back results.

At the end of 2002, the portfolio remained invested across a range of sectors, with emphasis on Financial Services, Leisure and Business Services. Holdings in the Leisure sector were concentrated in advertising-sensitive media franchises. We are also optimistic about the longer-term prospects for select providers of business services. In our view, the trend toward outsourcing non-core functions is in its early stages.

OUTLOOK: We believe earnings may improve in the coming year as a result of corporate cost-cutting actions, inventory reduction and easier comparisons to previous periods. In our view, a few quarters of better earnings could rejuvenate CEO confidence, leading to renewed capital spending. Expectations are low and valuations remain sober, particularly when considered in the context of interest rates and inflation. Geopolitical uncertainty could threaten any market advance. Still, we believe improving fundamentals should help support a better market environment in 2003.

                  ALL CAP CORE TRUST (FORMERLY, GROWTH TRUST)

INVESTMENT OBJECTIVE &   To seek to achieve long-term growth of capital by investing
  POLICIES:              in stocks within all assets classes (small-, mid- and
                         large-cap) primarily those within the Russell 3000 Index.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Joshua Feuerman, David Koziol & Michael S. Patchen
INCEPTION DATE:          July 15, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                              ALL CAP CORE TRUST SERIES I   RUSSELL 1000 GROWTH INDEX      RUSSELL 3000 INDEX
                                              ---------------------------   -------------------------      ------------------
Jun.1996                                                10000.00                    10000.00                    10000.00
                                                         9936.00                     9414.00                     9476.00
                                                        10304.00                     9657.00                     9763.00
Sep.1996                                                10808.00                    10360.00                    10294.00
                                                        10768.00                    10422.00                    10483.00
                                                        11400.00                    11205.00                    11222.00
Dec.1996                                                11053.00                    10985.00                    11087.00
                                                        11697.00                    11755.00                    11700.00
                                                        11432.00                    11675.00                    11713.00
Mar.1997                                                11077.00                    11044.00                    11184.00
                                                        11593.00                    11777.00                    11735.00
                                                        12293.00                    12627.00                    12536.00
Jun.1997                                                12937.00                    13132.00                    13058.00
                                                        14056.00                    14293.00                    14082.00
                                                        13412.00                    13457.00                    13510.00
Sep.1997                                                14081.00                    14119.00                    14276.00
                                                        13485.00                    13597.00                    13796.00
                                                        13598.00                    14175.00                    14325.00
Dec.1997                                                13855.00                    14333.00                    14611.00
                                                        14016.00                    14762.00                    14687.00
                                                        14894.00                    15872.00                    15737.00
Mar.1998                                                15658.00                    16505.00                    16518.00
                                                        15892.00                    16733.00                    16680.00
                                                        15657.00                    16258.00                    16268.00
Jun.1998                                                16503.00                    17253.00                    16818.00
                                                        16269.00                    17139.00                    16511.00
                                                        13621.00                    14566.00                    13982.00
Sep.1998                                                14442.00                    15685.00                    14935.00
                                                        15330.00                    16946.00                    16069.00
                                                        16009.00                    18236.00                    17053.00
Dec.1998                                                17173.00                    19881.00                    18137.00
                                                        18320.00                    21048.00                    18754.00
                                                        17860.00                    20086.00                    18090.00
Mar.1999                                                18823.00                    21144.00                    18754.00
                                                        18697.00                    21172.00                    19600.00
                                                        18416.00                    20522.00                    19227.00
Jun.1999                                                19713.00                    21958.00                    20198.00
                                                        19204.00                    21260.00                    19586.00
                                                        19485.00                    21607.00                    19363.00
Sep.1999                                                19064.00                    21153.00                    18867.00
                                                        20343.00                    22750.00                    20050.00
                                                        21342.00                    23976.00                    20612.00
Dec.1999                                                23563.00                    26477.00                    21927.00
                                                        21406.00                    25235.00                    21067.00
                                                        22581.00                    26469.00                    21263.00
Mar.2000                                                24335.00                    28364.00                    22928.00
                                                        23075.00                    27014.00                    22121.00
                                                        21992.00                    25653.00                    21499.00
Jun.2000                                                23481.00                    27597.00                    22136.00
                                                        22399.00                    26446.00                    21744.00
                                                        24332.00                    28840.00                    23357.00
Sep.2000                                                21456.00                    26112.00                    22299.00
                                                        20171.00                    24877.00                    21982.00
                                                        17155.00                    21210.00                    19956.00
Dec.2000                                                17133.00                    20540.00                    20291.00
                                                        17770.00                    21959.00                    20985.00
                                                        14689.00                    18231.00                    19067.00
Mar.2001                                                12951.00                    16247.00                    17824.00
                                                        14786.00                    18302.00                    19253.00
                                                        14718.00                    18033.00                    19407.00
Jun.2001                                                14651.00                    17615.00                    19050.00
                                                        14284.00                    17175.00                    18736.00
                                                        13106.00                    15770.00                    17630.00
Sep.2001                                                11782.00                    14196.00                    16075.00
                                                        12371.00                    14941.00                    16450.00
                                                        13356.00                    16377.00                    17717.00
Dec.2001                                                13473.00                    16345.00                    17966.00
                                                        13212.00                    16056.00                    17742.00
                                                        12506.00                    15390.00                    17380.00
Mar.2002                                                12921.00                    15922.00                    18141.00
                                                        12062.00                    14623.00                    17189.00
                                                        11666.00                    14269.00                    16989.00
Jun.2002                                                10826.00                    12949.00                    15766.00
                                                        10228.00                    12237.00                    14513.00
                                                        10208.00                    12274.00                    14581.00
Sep.2002                                                 9310.00                    11001.00                    13048.00
                                                        10102.00                    12010.00                    14087.00
                                                        10547.00                    12662.00                    14939.00
Dec.2002                                                10073.00                    11787.00                    14099.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                   Since                           Since
Periods Ending December 31, 2002                             1 Year    5 Year    Inception           5 Year      Inception
Russell 3000 Index*                                          -21.54%   -0.71%      5.43%             -3.52%        40.99%
Russell 1000 Growth Index*                                   -27.89%   -3.84%      2.56%            -17.77%        17.87%
All Cap Core Trust Series I                                  -25.23%   -6.18%      0.11%            -27.30%         0.73%
All Cap Core Trust Series II+++                                                                                   -23.53%

  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

As of November 25, 2002, this strategy has had an investment manager change as well as a change in investment style, from Large Cap Growth to All Cap Core. Since the bulk of the performance in 2002 was in the Large Growth style, the performance will be compared to its Large Growth benchmark. Going forward, however, the strategy will be evaluated against the Russell 3000 Index.

PERFORMANCE: In 2002, the All Cap Core Trust Series I returned -25.23%, outperforming both the -27.89% return of the Russell 1000 Growth Index.

ENVIRONMENT: Stock selection based on fundamental company characteristics led to outperformance relative to the overall market. Economic fundamentals began to improve in the latter part of the year, with households and corporations continuing to repair their balance sheets. Yet, geopolitical uncertainty surrounding a potential war in Iraq continued making already hesitant businesses and households even more reluctant to spend.

Most of the outperformance came from stock selection in the overall portfolio, plus a marginal contribution from sector selection. A big boost to performance was specifically from stock selection in Consumer Discretionary and Health Care, and a slight overweighting of the Consumer Discretionary sector.

The only detractor to performance was in Information Technology. Despite positive stock selection, a slight overweight in one of the index's worst performing sectors, marginally detracted from the portfolio's returns.

OUTLOOK: The recent government tax proposal lends optimism to equity markets. A larger than expected tax reduction proposal and a proposed elimination of the dividend income tax should fuel positive performance. We expect inflation to remain low and Federal Reserve policy to be accommodative, promoting more certainty in the economy and we expect that to translate into improved equity markets.

                                      xxvii

                             LARGE CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital invests at least 80%
  POLICIES:              the portfolio's assets in securities (primarily common
                         stocks) of companies with large market capitalizations.
                         Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may include domestic
                         and foreign issuers, and growth or value stocks or a
                         combination of both.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGER:       Karen Firestone
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                 LARGE CAP GROWTH TRUST
                                                        SERIES I            RUSSELL 1000 GROWTH INDEX        COMBINED INDEX
                                                 ----------------------     -------------------------        --------------
Dec.1992                                                  10000                       10000                       10000
                                                          10080                        9885                       10108
                                                          10204                        9729                       10232
                                                          10364                        9916                       10559
                                                          10250                        9520                       10640
                                                          10415                        9853                       10859
                                                          10525                        9763                       10897
                                                          10516                        9588                       10994
                                                          10837                        9981                       11354
                                                          10810                        9907                       11325
                                                          10947                       10183                       11511
                                                          10883                       10115                       11214
Dec.1993                                                  11030                       10290                       11493
                                                          11387                       10528                       11905
                                                          11130                       10337                       11737
                                                          10718                        9837                       11316
                                                          10826                        9884                       11443
                                                          10954                       10033                       11486
                                                          10728                        9736                       11377
                                                          11032                       10069                       11603
                                                          11287                       10631                       11915
                                                          11052                       10485                       11709
                                                          11199                       10733                       11884
                                                          10865                       10390                       11557
Dec.1994                                                  10954                       10564                       11672
                                                          10924                       10789                       11755
                                                          11169                       11241                       12047
                                                          11454                       11570                       12378
                                                          11732                       11823                       12674
                                                          12014                       12235                       12958
                                                          12203                       12707                       13137
                                                          12642                       13235                       13573
                                                          12674                       13250                       13569
                                                          12946                       13861                       13906
                                                          12810                       13870                       13808
                                                          13187                       14409                       14211
Dec.1995                                                  13448                       14492                       14491
                                                          13689                       14977                       14727
                                                          13762                       15250                       14832
                                                          13825                       15270                       14959
                                                          13965                       15672                       15218
                                                          14112                       16219                       15370
                                                          14157                       16241                       15370
                                                          13761                       15290                       14907
                                                          13931                       15684                       15158
                                                          14473                       16827                       15695
                                                          14688                       16928                       15837
                                                          15321                       18199                       16534
Dec.1996                                                  15196                       17843                       16399
                                                          15513                       19094                       16725
                                                          15546                       18965                       16809
                                                          15174                       17938                       16430
                                                          15602                       19130                       16849
                                                          16447                       20510                       17695
                                                          17014                       21331                       18338
                                                          17959                       23218                       19187
                                                          17253                       21859                       18540
                                                          18199                       22934                       19343
                                                          17606                       22087                       18797
                                                          18010                       23025                       19087
Dec.1997                                                  18098                       23283                       19339
                                                          18337                       23979                       19635
                                                          19446                       25782                       20577
                                                          20278                       26810                       21227
                                                          20485                       27181                       21414
                                                          20174                       26410                       21172
                                                          20612                       28027                       21602
                                                          20499                       27842                       21449
                                                          17688                       23663                       19312
                                                          18549                       25481                       19874
                                                          19538                       27529                       20951
                                                          20556                       29623                       21901
Dec.1998                                                  21559                       32294                       22755
                                                          22110                       34191                       23196
                                                          21488                       32629                       22623
                                                          22279                       34347                       23275
                                                          22589                       34391                       24045
                                                          21899                       33334                       23307
                                                          22996                       35669                       24938
                                                          22589                       34536                       24145
                                                          22934                       35100                       24539
                                                          22354                       34362                       24024
                                                          23718                       36957                       25837
                                                          24784                       38951                       27230
Dec.1999                                                  27010                       43003                       30062
                                                          26147                       40986                       28652
                                                          27668                       42990                       30053
                                                          28138                       46067                       32205
                                                          26697                       43875                       30672
                                                          25648                       41666                       29126
                                                          27157                       44824                       31334
                                                          26311                       42955                       30027
                                                          28170                       46844                       32745
                                                          26347                       42413                       29647
                                                          25500                       40406                       28245
                                                          23015                       34450                       24081
Dec.2000                                                  23162                       33360                       23320
                                                          23586                       35665                       24932
                                                          21339                       29610                       20698
                                                          19866                       26388                       18446
                                                          21519                       29725                       20780
                                                          21461                       29287                       20474
                                                          21076                       28609                       19999
                                                          20518                       27894                       19499
                                                          19113                       25613                       17904
                                                          17131                       23056                       16118
                                                          17785                       24266                       16964
                                                          19055                       26597                       18594
Dec.2001                                                  19036                       26547                       18559
                                                          18844                       26078                       18230
                                                          18439                       24995                       17474
                                                          19113                       25860                       18078
                                                          18029                       23749                       16603
                                                          17855                       23175                       16201
                                                          16678                       21031                       14703
                                                          15423                       19875                       13894
                                                          15365                       19934                       13936
                                                          13879                       17867                       12491
                                                          14921                       19505                       13636
                                                          15655                       20565                       14376
Dec.2002                                                  14690                       19144                       13381

                              PERFORMANCE TABLE**

                                                                                                 Cumulative Total Return
                                                      Average Annual Total Return                                   Since
Periods Ending December 31, 2002                      1 Year    5 Year    10 Year             5 Year    10 Year   Inception
Russell 1000 Growth Index*                           -27.89%    -3.84%     6.71%              -17.77%   91.44%
Combined Index*+                                     -27.89%    -7.09%     2.96%              -30.78%   33.81%
Large Cap Growth Trust Series I                      -22.83%    -4.09%     3.92%              -18.83%   46.90%
Large Cap Growth Trust Series II+++                                                                                -22.15%

  + The Combined Index is comprised of 47.5% of the return of the Wilshire 5000
    Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception and 100% of the return of the Russell 1000 Growth Index from May 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibbotson Associates Software and Data.
  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Large Cap Growth Trust Series I returned -22.83%, outperforming the -27.89% return of the Russell 1000 Growth Index.

ENVIRONMENT: The past year was hardly a good one for equity investors. For the first time since the 1940s, the S&P 500 Index finished down for the third year in a row. Americans were still haunted by the tremendous destruction of September 11, 2001, and the economy remained fragile. Driven in large part by strong consumer spending, the economy emerged from recession, but with lower growth than was expected. An accommodative Federal Reserve kept interest rates at their lowest levels in decades, encouraging a home refinancing boom that enabled strong spending by consumers on housing, autos and other items. Despite this bright spot, the market remained spooked by the weaker-than-expected economy, lackluster corporate profits and a glut of corporate scandals and high-profile bankruptcies. In this environment, the portfolio lost ground but still handily outperformed the Index. Although security selection in Energy stocks detracted from returns, the portfolio's overweighting in the sector helped as oil prices rose due to heightened tensions in the Middle East. Additionally, we were helped by astute security selection in Consumer Discretionary stocks.

OUTLOOK: We remain focused on identifying stocks with improving fundamentals that offer high-quality earnings at reasonable prices. Both short-term and long-term earnings growth will be considered as well as a security's valuation level. Since we tend to employ a growth strategy, we will likely emphasize growth-oriented sectors. However, stock-by-stock portfolio construction using our extensive research will continue to drive investment decisions.

                                      xxviii

                              ALL CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing primarily in
  POLICIES:              the stocks of value companies of any size. These are
                         companies that appear underpriced according to certain
                         financial measurements of their intrinsic worth or business prospects.
SUBADVISER:              The Dreyfus Corporation
PORTFOLIO MANAGER:       Quinn R. Stills
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                ALL CAP VALUE TRUST SERIES I         RUSSELL 3000 VALUE INDEX
                                                                ----------------------------         ------------------------
Apr.2001                                                                  10000.00                           10000.00
May.2001                                                                  10184.00                           10227.00
Jun.2001                                                                  10008.00                           10045.00
Jul.2001                                                                   9928.00                           10010.00
Aug.2001                                                                   9496.00                            9633.00
Sep.2001                                                                   8543.00                            8928.00
Oct.2001                                                                   8831.00                            8872.00
Nov.2001                                                                   9783.00                            9396.00
Dec.2001                                                                  10090.00                            9642.00
Jan.2002                                                                  10041.00                            9583.00
Feb.2002                                                                   9433.00                            9601.00
Mar.2002                                                                  10049.00                           10075.00
Apr.2002                                                                   9441.00                            9783.00
May.2002                                                                   9169.00                            9802.00
Jun.2002                                                                   8329.00                            9266.00
Jul.2002                                                                   7304.00                            8367.00
Aug.2002                                                                   7304.00                            8423.00
Sep.2002                                                                   6337.00                            7509.00
Oct.2002                                                                   7041.00                            8034.00
Nov.2002                                                                   8009.00                            8549.00
Dec.2002                                                                   7281.00                            8178.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
Russell 3000 Value Index*                                      -15.18%           -11.37%                      -18.22%
All Cap Value Trust Series I                                   -27.83%           -17.29%                      -27.19%
All Cap Value Trust Series II+++                                                                              -27.63%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the All Cap Value Trust Series I returned -27.83%, underperforming the -15.18% return of the Russell 3000 Value Index.

ENVIRONMENT: The broader markets were exceedingly volatile throughout the year. Some of the key issues were: fears about the reliability of corporate accounting, fears of a potential double dip in the economy, more stringent standards by the debt rating agencies, possible war with Iraq and the threat of terrorism. All left an indelible overhang on the markets.

We entered the year overweight in Technology and Telecommunications, expecting an imminent economic recovery. However, the economic recovery did not materialize as quickly as we anticipated. Although the profit picture for corporate America has been weak, return on capital has been at an historical high due to the low "real" cost of capital. During the past several quarters, the poor capital markets outlook has led companies to focus on shoring up balance sheets and on strategies for improving cash flow. The logical next step in this corporate "belt-tightening" is capital spending. Toward the end of the year, our contrarian investments in the shares of Technology and Telecommunications companies benefited the portfolio. Capital spending on computer hardware, telecommunications equipment and industrial goods appeared to increase. In addition, several telecommunications companies beat depressed earnings expectations. We hope this is the beginning of the recovery for cyclically depressed sectors including Technology and Telecommunications.

OUTLOOK: Because we continue to see signs of an economic recovery, we are maintaining key overweights in Technology and Capital Goods. Both sectors should benefit from any recovery in the economy and continued capital spending. We maintain key underweights in Financial Services and Utilities. We do not find as many value opportunities in these sectors.

                          CAPITAL OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing by investing
  POLICIES:              primarily in common stocks and related securities. The
                         portfolio focuses on companies that MFS believes have
                         favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGER:       S. Irfran Ali & Kenneth Enright
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                          CAPITAL OPPORTUNITIES TRUST SERIES I            S&P 500 INDEX
                                                          ------------------------------------            -------------
Apr.2001                                                                10000.00                             10000.00
May.2001                                                                 9960.00                             10067.00
Jun.2001                                                                 9568.00                              9822.00
Jul.2001                                                                 9135.00                              9726.00
Aug.2001                                                                 8296.00                              9117.00
Sep.2001                                                                 7303.00                              8381.00
Oct.2001                                                                 7712.00                              8541.00
Nov.2001                                                                 8383.00                              9196.00
Dec.2001                                                                 8560.00                              9276.00
Jan.2002                                                                 8168.00                              9141.00
Feb.2002                                                                 8048.00                              8964.00
Mar.2002                                                                 8472.00                              9302.00
Apr.2002                                                                 7968.00                              8738.00
May.2002                                                                 7736.00                              8673.00
Jun.2002                                                                 6976.00                              8055.00
Jul.2002                                                                 6305.00                              7427.00
Aug.2002                                                                 6376.00                              7476.00
Sep.2002                                                                 5729.00                              6664.00
Oct.2002                                                                 6152.00                              7250.00
Nov.2002                                                                 6704.00                              7677.00
Dec.2002                                                                 6232.00                              7225.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
S&P 500 Index*                                                 -22.10%            -17.72%                     -27.75%
Capital Opportunities Trust Series I                           -27.20%            -24.64%                     -37.68%
Capital Opportunities Trust Series II+++                                                                      -24.25%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Capital Opportunities Trust Series I returned -27.20%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: It has been a difficult year despite the U.S. Federal Reserve's attempt to stimulate the economy. The market downturn has been broad. Technology, Utility and Telecommunications stocks were hit especially hard, as these areas suffered from significant excess capacity.

We expect to see a return to more historic market returns, where individual stockpicking becomes important. Some of the largest detractors during the period were underperforming Retail and Pharmaceutical holdings. Positive contributors to performance included strong stock selection and being overweight in the Leisure sector, where many of our investments focused on advertising-sensitive media franchises. Energy stocks, particularly natural gas companies, also performed well because of increased demand and diminishing supply. We believe that opportunities exist in the Financial Services sector because of low valuations. Several property and casualty insurance providers have become more efficient through cost-cutting measures and are well positioned to gain market share. Utilities and communications is another sector with low valuations.

Throughout 2002, we saw an increase in advertising rates. We expect this trend to continue in 2003. Health care valuations have come down in the past year as concerns over patent expirations have already been reflected in lower share prices. We believe for select pharmaceutical names, long-term, visible and accelerating growth trends coupled with attractive valuations are compelling.

OUTLOOK: In the face of uncertain corporate spending and earnings projections, we expect continued volatility in the near term. While we're not counting on a very strong or robust recovery, we do anticipate a modest improvement, which will present opportunities. We believe that we are in a good position to spot and take advantage of these opportunities.

                           QUANTITATIVE EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve intermediate and long-term growth through capital
  POLICIES:              appreciation and current income by investing at least 80% of its net assets in common stocks or in securities convertible into common stock or carrying rights or warrants to purchase common stocks or to participate in earnings.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Rhonda Chang and Mark Schmeer
INCEPTION DATE:          April 30, 1987

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                            QUANTITATIVE EQUITY TRUST SERIES I            S&P 500 INDEX
                                                            ----------------------------------            -------------
Dec.1992                                                                   10000                              10000
                                                                           10256                              10073
                                                                           10354                              10209
                                                                           10515                              10428
                                                                           10410                              10173
                                                                           10736                              10448
                                                                           10742                              10482
                                                                           10780                              10433
                                                                           11187                              10830
                                                                           11155                              10750
                                                                           11281                              10968
                                                                           11197                              10865
Dec.1993                                                                   11341                              10999
                                                                           11806                              11367
                                                                           11469                              11061
                                                                           10779                              10579
                                                                           10915                              10717
                                                                           10949                              10892
                                                                           10593                              10623
                                                                           11037                              10974
                                                                           11482                              11421
                                                                           11282                              11146
                                                                           11378                              11401
                                                                           10880                              10982
Dec.1994                                                                   10863                              11143
                                                                           10926                              11432
                                                                           11303                              11876
                                                                           11522                              12228
                                                                           11531                              12583
                                                                           11805                              13080
                                                                           12127                              13388
                                                                           12551                              13834
                                                                           12554                              13871
                                                                           13182                              14452
                                                                           13109                              14402
                                                                           13727                              15035
Dec.1995                                                                   14039                              15313
                                                                           14388                              15840
                                                                           14628                              15992
                                                                           14645                              16146
                                                                           14944                              16383
                                                                           15268                              16806
                                                                           15226                              16875
                                                                           14399                              16124
                                                                           14884                              16466
                                                                           15658                              17391
                                                                           16148                              17868
                                                                           17002                              19224
Dec.1996                                                                   16556                              18847
                                                                           17502                              20017
                                                                           17597                              20179
                                                                           16909                              19340
                                                                           17740                              20495
                                                                           18744                              21753
                                                                           19556                              22723
                                                                           21304                              24527
                                                                           20435                              23164
                                                                           21590                              24432
                                                                           20597                              23616
                                                                           21075                              24710
Dec.1997                                                                   21495                              25135
                                                                           21485                              25414
                                                                           23052                              27247
                                                                           24227                              28642
                                                                           24391                              28930
                                                                           23799                              28433
                                                                           24650                              29588
                                                                           24090                              29272
                                                                           20514                              25040
                                                                           21764                              26644
                                                                           23465                              28812
                                                                           24886                              30558
Dec.1998                                                                   27159                              32319
                                                                           28494                              33670
                                                                           27568                              32624
                                                                           28957                              33929
                                                                           29193                              35243
                                                                           28414                              34411
                                                                           30160                              36321
                                                                           29582                              35187
                                                                           29181                              35013
                                                                           28426                              34053
                                                                           30054                              36208
                                                                           30762                              36944
Dec.1999                                                                   33215                              39120
                                                                           32484                              37155
                                                                           33356                              36451
                                                                           36954                              40017
                                                                           35684                              38813
                                                                           34582                              38017
                                                                           36599                              38954
                                                                           36236                              38345
                                                                           39516                              40727
                                                                           38454                              38577
                                                                           37930                              38413
                                                                           34165                              35385
Dec.2000                                                                   35308                              35558
                                                                           36007                              36820
                                                                           32121                              33462
                                                                           29674                              31342
                                                                           32630                              33778
                                                                           32250                              34004
                                                                           30732                              33177
                                                                           29909                              32850
                                                                           27426                              30794
                                                                           24421                              28307
                                                                           25402                              28847
                                                                           26952                              31060
Dec.2001                                                                   27205                              31332
                                                                           26351                              30875
                                                                           25433                              30280
                                                                           26620                              31418
                                                                           24420                              29514
                                                                           23992                              29296
                                                                           21931                              27209
                                                                           20345                              25088
                                                                           20503                              25253
                                                                           18030                              22508
                                                                           19711                              24490
                                                                           20710                              25931
Dec.2002                                                                   19647                              24406

                              PERFORMANCE TABLE**

                                                                                               Cumulative Total Return
                                                    Average Annual Total Return                                   Since
Periods Ending December 31, 2002                    1 Year    5 Year    10 Year             5 Year    10 Year   Inception
S&P 500 Index*                                     -22.10%    -0.59%      9.33%              -2.90%   144.06%
Quantitative Equity Trust Series I                 -27.78%    -1.78%      6.99%              -8.60%     96.47
Quantitative Equity Trust Series II+++                                                                           -26.34%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Quantitative Equity Trust Series I returned -27.78%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: The S&P 500 Index suffered its first three-year consecutive decline since 1939-41, due to geopolitical tensions, potential war in Iraq, declining corporate operating profits, lingering corporate scandals and slower economic growth. Interest rate cuts by the Federal Reserve failed to significantly improve the economy and the market. Consumer Staples, Basic Materials and Energy outperformed. Technology, Telecommunications Services and Utilities underperformed. Stock selection within the growth sectors had a negative impact on performance.

OUTLOOK: We remain positive about 2003. Valuations are more reasonable: the S&P 500 Index trades at 17.5 times 2003 earnings. When compared to interest rates, the market is attractively valued. The consumer remains healthy, as evidenced by strong auto and housing sales, and the proposed economic stimulus package will sustain the pace of recovery. The last time the market had four consecutive down years was during the Great Depression. However, the potential of a long war with Iraq, increased tensions in North Korea, and other geopolitical unrest could weigh on the economy and the markets. The Trust is well positioned to provide outstanding performance in a positive return environment. The average earnings growth rates and earnings revisions for the portfolio's stocks exceed those of the S&P 500 Index, but the Trust's valuation characteristics remain more attractive than those of the market.

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in the common stocks of large and medium sized blue chip companies as defined by the
                         T. Rowe Price Associates, Inc. These are firms that the
                         managers believe are well established in their industries
                         and have the potential for above-average earnings growth.
                         Current income is a secondary objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Larry J. Puglia
INCEPTION DATE:          December 11, 1992++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                              BLUE CHIP GROWTH TRUST SERIES I             S&P 500 INDEX
                                                              -------------------------------             -------------
Dec.1992                                                                   10000                              10000
                                                                           10000                              10073
                                                                            9597                              10209
                                                                            9658                              10428
                                                                            8895                              10173
                                                                            9177                              10448
                                                                            9116                              10482
                                                                            8844                              10433
                                                                            9167                              10830
                                                                            9167                              10750
                                                                            9398                              10968
                                                                            9459                              10865
Dec.1993                                                                    9620                              10999
                                                                            9731                              11367
                                                                            9539                              11061
                                                                            9026                              10579
                                                                            9178                              10717
                                                                            9128                              10892
                                                                            8764                              10623
                                                                            8996                              10974
                                                                            9543                              11421
                                                                            9340                              11146
                                                                            9431                              11401
                                                                            9229                              10982
Dec.1994                                                                    9158                              11143
                                                                            9371                              11432
                                                                            9573                              11876
                                                                            9856                              12228
                                                                            9992                              12583
                                                                           10307                              13080
                                                                           10734                              13388
                                                                           11181                              13834
                                                                           11171                              13871
                                                                           11496                              14452
                                                                           11323                              14402
                                                                           11659                              15035
Dec.1995                                                                   11588                              15313
                                                                           11974                              15840
                                                                           12259                              15992
                                                                           12350                              16146
                                                                           12846                              16383
                                                                           13345                              16806
                                                                           13213                              16875
                                                                           12346                              16124
                                                                           12815                              16466
                                                                           13824                              17391
                                                                           13773                              17868
                                                                           14793                              19224
Dec.1996                                                                   14589                              18847
                                                                           15201                              20017
                                                                           15221                              20179
                                                                           14528                              19340
                                                                           15173                              20495
                                                                           16049                              21753
                                                                           16716                              22723
                                                                           17975                              24527
                                                                           17161                              23164
                                                                           17988                              24432
                                                                           17568                              23616
                                                                           18111                              24710
Dec.1997                                                                   18519                              25135
                                                                           18728                              25414
                                                                           20148                              27247
                                                                           21062                              28642
                                                                           21280                              28930
                                                                           20752                              28433
                                                                           21695                              29588
                                                                           21456                              29272
                                                                           17997                              25040
                                                                           19066                              26644
                                                                           20714                              28812
                                                                           21984                              30558
Dec.1998                                                                   23795                              32319
                                                                           24474                              33670
                                                                           23783                              32624
                                                                           24663                              33929
                                                                           25293                              35243
                                                                           24571                              34411
                                                                           26055                              36321
                                                                           25188                              35187
                                                                           24899                              35013
                                                                           24427                              34053
                                                                           26134                              36208
                                                                           26698                              36944
Dec.1999                                                                   28419                              39120
                                                                           27500                              37155
                                                                           27775                              36451
                                                                           30165                              40017
                                                                           29254                              38813
                                                                           28609                              38017
                                                                           30311                              38954
                                                                           29693                              38345
                                                                           32233                              40727
                                                                           30586                              38577
                                                                           29899                              38413
                                                                           27030                              35385
Dec.2000                                                                   27634                              35558
                                                                           28018                              36820
                                                                           25039                              33462
                                                                           22912                              31342
                                                                           25148                              33778
                                                                           25356                              34004
                                                                           24730                              33177
                                                                           24089                              32850
                                                                           22405                              30794
                                                                           20780                              28307
                                                                           21585                              28847
                                                                           23284                              31060
Dec.2001                                                                   23597                              31332
                                                                           22927                              30875
                                                                           22256                              30280
                                                                           23299                              31418
                                                                           21868                              29514
                                                                           21495                              29296
                                                                           19632                              27209
                                                                           18201                              25088
                                                                           18544                              25253
                                                                           16621                              22508
                                                                           18216                              24490
                                                                           19125                              25931
Dec.2002                                                                   17873                              24406

                              PERFORMANCE TABLE**

                                                                                               Cumulative Total Return
                                                       Average Annual Total Return                                Since
Periods Ending December 31, 2002                       1 Year    5 Year    10 Year           5 Year   10 Year   Inception
S&P 500 Index*                                        -22.10%    -0.59%     9.33%            -2.90%   144.06%
Blue Chip Growth Trust Series I                       -24.26%    -0.71%     5.98%            -3.48%    78.73%
Blue Chip Growth Trust Series II+++                                                                              -22.86%

  ++ Current subadviser assignment became effective October 1, 1996.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Blue Chip Growth Trust Series I returned -24.26%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: The portfolio's 12-month decline largely reflects the difficult environment for investing in large-cap growth stocks. For the year, results lagged the broad S&P 500 Index. Global stock markets continued to be mired in one of the most prolonged bear markets on record. Concerns about economic growth, accounting integrity and global terrorism have stymied investor confidence.

We continued to pay special attention to earnings prospects and were disappointed that many companies generating durable, sustainable earnings growth performed poorly in 2002. Investors remained skeptical of large, complex companies, even those that have strong long-term growth records and prospects. We were disappointed, in particular, that health care stocks did not perform better, given their continued strong earnings growth.

OUTLOOK: With the stock market down three years in a row, many investors have given up on stocks for the security of safer alternatives. However, investors stand the risk of losing out on the resurgence of high-quality stocks. A major underpinning of a modest stock market recovery is an improving U.S. economy, which we believe will occur slowly as 2003 begins. Continued low interest rates and mild inflation could also help fuel a rise in stock prices. We believe that progress made in solving global conflicts could coincide with a gradual improvement in consumer confidence and business spending. The resulting increase in demand could produce strong profit growth for large-cap growth stocks.

                                      xxxii

                                UTILITIES TRUST

INVESTMENT OBJECTIVE &   To achieve capital growth and current income (income above
  POLICIES:              that available from a portfolio invested entirely in equity securities) by investing at least 80% of the portfolio's
                         total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGERS:      Maura A. Shaughnessy
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                                  UTILITIES TRUST SERIES I             S&P UTILITIES INDEX
                                                                  ------------------------             -------------------
Apr. 2001                                                                 10000.00                           10000.00
May 2001                                                                   9688.00                            9681.00
Jun. 2001                                                                  9048.00                            8910.00
Jul. 2001                                                                  8712.00                            8499.00
Aug. 2001                                                                  8216.00                            8268.00
Sep. 2001                                                                  7424.00                            7311.00
Oct. 2001                                                                  7424.00                            7284.00
Nov. 2001                                                                  7336.00                            6893.00
Dec. 2001                                                                  7470.00                            7073.00
Jan.2002                                                                   6891.00                            6666.00
Feb.2002                                                                   6698.00                            6519.00
Mar.2002                                                                   7068.00                            7312.00
Apr.2002                                                                   6787.00                            7176.00
May.2002                                                                   6465.00                            6539.00
Jun.2002                                                                   5966.00                            6075.00
Jul.2002                                                                   5404.00                            5226.00
Aug.2002                                                                   5661.00                            5422.00
Sep.2002                                                                   5243.00                            4721.00
Oct.2002                                                                   5436.00                            4636.00
Nov.2002                                                                   5652.00                            4758.00
Dec.2002                                                                   5717.00                            4952.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return           Cumulative Total Return
                                                                                  Since                      Since
Periods Ending December 31, 2002                               1 Year           Inception                  Inception
S&P Utilities Index*                                          -29.99%            -34.41%                    -50.48%
Utilities Trust Series I                                      -23.46%            -28.44%                    -42.83%
Utilities Trust Series II+++                                                                                -19.04%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Utilities Trust Series I returned -23.46%, outperforming the -29.99% return of the S&P 500 Utilities Index.

ENVIRONMENT: Utilities and Telecommunications were two of the market's worst sectors in 2002. In addition to fundamental business problems, they were tainted by the massive fraud at Enron, WorldCom and Adelphia. Credit rating agencies took a dim view of any company with energy trading exposure, initiating a downward spiral that decimated several utilities. In addition, a slowing economy lowered electricity demand, which squeezed prices and profits.

In Telecommunications, U.S. wireless firms suffered from intense competition, which drove prices down. Similarly, cable firms were hurt as subscriber growth was less than expected. Regional Bell Operating companies (RBOCs) were hurt by the slow economy and increased competition. By the end of the period, however, the RBOCs had aggressively cut costs and improved cash flow.

We have tended to follow a barbell strategy. At one end, the relatively safe, lower growth, dividend-paying firms did well. Many of the holdings at the other end of the barbell that we felt had higher growth potential but were more volatile suffered, along with their industries. Among our positions with energy trading exposure, we sold out of some stocks at relatively good prices; others declined sharply and hurt performance. Holdings in wireless and wireline phone companies also hurt performance.

OUTLOOK: Utilities stocks may remain volatile, due to ongoing concern about credit ratings and difficulties in the trading and electric generation businesses. It may take a year or two to get those concerns behind us. Accordingly, we have pursued a more income-focused strategy, emphasizing higher-yielding bonds and convertible bonds. We believe tremendous values exist, largely in regulated utilities, but it will take time to realize those values. In Telecommunications, we believe wireline firms have begun to benefit from more favorable government regulation, and they may have already seen an industry bottom. We think wireless industry consolidation may make the environment more positive for the remaining players.

                                      xxxiii

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE &   The portfolio invests, under normal market conditions, at
  POLICIES:              least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate investment
                         trusts ("REITS") and real estate companies. Equity
                         securities include common stock, preferred stock and
                         securities convertible into common stock.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Karen Knudson, John F. Robertson, John W. Vojtick and Mark
                         D. Zeisloft
INCEPTION DATE:          April 30, 1987++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                 REAL ESTATE TRUST SERIES I      WILSHIRE REAL ESTATE SECURITIES
                                                                 --------------------------      -------------------------------
Dec.1992                                                                   10000                              10000
                                                                           10415                              10695
                                                                           10696                              11213
                                                                           11712                              11965
                                                                           11241                              11287
                                                                           11049                              11109
                                                                           11309                              11400
                                                                           11486                              11632
                                                                           11843                              11874
                                                                           12418                              12414
                                                                           12378                              12064
                                                                           11769                              11538
Dec.1993                                                                   12262                              11524
                                                                           12480                              11870
                                                                           13196                              12355
                                                                           12711                              11783
                                                                           12652                              11915
                                                                           12826                              12163
                                                                           12635                              11924
                                                                           12376                              11951
                                                                           12524                              11943
                                                                           12212                              11743
                                                                           11622                              11313
                                                                           11117                              10871
Dec.1994                                                                   11923                              11713
                                                                           11551                              11335
                                                                           11785                              11690
                                                                           11740                              11758
                                                                           11740                              11673
                                                                           12204                              12059
                                                                           12619                              12269
                                                                           12845                              12467
                                                                           13191                              12619
                                                                           13333                              12851
                                                                           12992                              12453
                                                                           12986                              12582
Dec.1995                                                                   13727                              13312
                                                                           13868                              13496
                                                                           13978                              13763
                                                                           13891                              13874
                                                                           13915                              13937
                                                                           14305                              14248
                                                                           14554                              14533
                                                                           14501                              14403
                                                                           15113                              15015
                                                                           15380                              15391
                                                                           15915                              15808
                                                                           16496                              16464
Dec.1996                                                                   18489                              18221
                                                                           18435                              18481
                                                                           18446                              18492
                                                                           18522                              18555
                                                                           17868                              17956
                                                                           18435                              18491
                                                                           19449                              19408
                                                                           20038                              20047
                                                                           19777                              19898
                                                                           21642                              21860
                                                                           20966                              20931
                                                                           21358                              21352
Dec.1997                                                                   21893                              21828
                                                                           21598                              21520
                                                                           21271                              21245
                                                                           21849                              21663
                                                                           21055                              20981
                                                                           20943                              20779
                                                                           20869                              20669
                                                                           19432                              19231
                                                                           17513                              17233
                                                                           18565                              18198
                                                                           18231                              17948
                                                                           18503                              18286
Dec.1998                                                                   18293                              18024
                                                                           17748                              17633
                                                                           17438                              17494
                                                                           17191                              17399
                                                                           18892                              19254
                                                                           19206                              19580
                                                                           18722                              19247
                                                                           18031                              18510
                                                                           17743                              18232
                                                                           16986                              17410
                                                                           16738                              17086
                                                                           16359                              16818
Dec.1999                                                                   16829                              17450
                                                                           16359                              17521
                                                                           15863                              17187
                                                                           16895                              17940
                                                                           17772                              19219
                                                                           18044                              19449
                                                                           18139                              20105
                                                                           19321                              21910
                                                                           19158                              21121
                                                                           19688                              21808
                                                                           19145                              20861
                                                                           19498                              21331
Dec.2000                                                                   21156                              22813
                                                                           20979                              23041
                                                                           20490                              22562
                                                                           20381                              22580
                                                                           20880                              23118
                                                                           21091                              23765
                                                                           22216                              25051
                                                                           21681                              24550
                                                                           22300                              25406
                                                                           21147                              23900
                                                                           20388                              23006
                                                                           21344                              24497
Dec.2001                                                                   21822                              25207
                                                                           21822                              25315
                                                                           22244                              25895
                                                                           23636                              27488
                                                                           23749                              27658
                                                                           24256                              27938
                                                                           24749                              28510
                                                                           23241                              26745
                                                                           23444                              26756
                                                                           22589                              25574
                                                                           21342                              24300
                                                                           22154                              25503
Dec.2002                                                                   22386                              25875

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                         Average Annual Total Return                               Since
Periods Ending December 31, 2002                         1 Year    5 Year    10 Year          5 Year   10 Year   Inception
Wilshire Real Estate Securities Index*                   2.65%     3.46%      9.97%           18.54%   158.75%
Morgan Stanley REIT Index*+                              3.98%     3.36%        N/A           17.99%       N/A
Real Estate Securities Trust Series I                    2.58%     0.45%      8.39%            2.25%   123.86%
Real Estate Securities Trust Series II+++                                                                          3.05%

  + The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the
    10 year return period is not applicable for this index.
  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2002, the Real Estate Securities Trust Series I returned 2.58%, underperforming the 2.65% return of the Wilshire Real Estate Securities Index.

ENVIRONMENT: In 2002, REITs returned positive absolute returns for the third year in a row. The best performing REIT sectors were those that were linked to the strength of the consumer economy -- Regional Mall REITs had a total return of 25.3%, Shopping Centers rose 15.7% and a reasonably healthy Industrial sector rose 17.2%. The Office and Apartment sectors were the poorest performers, with -5.4% and -5.8% returns respectively.

Despite the Trust's overweight in the Office sector, positive stock selection helped us add value in that sector overall, as did our underweight in the Health Care segment. In addition, the Trust's overweight and stock selection in the Regional Mall and Industrial sectors helped our performance during the year, while our underweight in the Shopping Center sector detracted from it.

OUTLOOK: Over the long term, we believe REITs will continue to have the potential to provide returns as attractive as the overall equity market. With economic conditions expected to improve as we move through 2003, it is our expectation that real estate fundamentals will also improve. Given these expectations, the attractive valuation of REITs relative to the broader market, the REIT market's current income potential and a trading discount to underlying net asset value of 5%, we expect the REIT universe to deliver attractive total returns in 2003.

                                      xxxiv

\
                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of its net assets in companies with market
                         capitalizations that do not exceed the maximum market
                         capitalization of any security in the Russell 2000 Index at the time of purchase. Portfolio securities are also selected by what T. Rowe Price believes to be undervalued companies that have good prospects for capital appreciation.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Preston G. Athey
INCEPTION DATE:          October 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                              SMALL COMPANY VALUE TRUST SERIES
                                                                             I                       RUSSELL 2000 VALUE INDEX
                                                              --------------------------------       ------------------------
Sep.1997                                                                  10000.00                           10000.00
                                                                           9512.00                            9728.00
                                                                           9496.00                            9835.00
Dec.1997                                                                   9552.00                           10168.00
                                                                           9368.00                            9984.00
                                                                          10032.00                           10587.00
Mar.1998                                                                  10448.00                           11017.00
                                                                          10622.00                           11071.00
                                                                          10141.00                           10679.00
Jun.1998                                                                   9965.00                           10620.00
                                                                           9213.00                            9788.00
                                                                           7652.00                            8255.00
Sep.1998                                                                   8140.00                            8722.00
                                                                           8164.00                            8981.00
                                                                           8677.00                            9224.00
Dec.1998                                                                   9101.00                            9514.00
                                                                           9037.00                            9298.00
                                                                           8341.00                            8663.00
Mar.1999                                                                   8356.00                            8591.00
                                                                           8627.00                            9375.00
                                                                           8771.00                            9663.00
Jun.1999                                                                   9276.00                           10013.00
                                                                           9139.00                            9775.00
                                                                           8891.00                            9419.00
Sep.1999                                                                   8899.00                            9230.00
                                                                           8810.00                            9046.00
                                                                           9099.00                            9093.00
Dec.1999                                                                   9828.00                            9371.00
                                                                           9660.00                            9126.00
                                                                          10541.00                            9684.00
Mar.2000                                                                  10125.00                            9730.00
                                                                           9746.00                            9787.00
                                                                           9240.00                            9637.00
Jun.2000                                                                   9898.00                            9919.00
                                                                           9673.00                           10249.00
                                                                          10234.00                           10707.00
Sep.2000                                                                  10106.00                           10646.00
                                                                          10058.00                           10608.00
                                                                           9408.00                           10391.00
Dec.2000                                                                  10412.00                           11509.00
                                                                          10533.00                           11827.00
                                                                          10420.00                           11810.00
Mar.2001                                                                  10067.00                           11621.00
                                                                          10610.00                           12159.00
                                                                          10876.00                           12472.00
Jun.2001                                                                  11044.00                           12973.00
                                                                          10892.00                           12682.00
                                                                          10611.00                           12638.00
Sep.2001                                                                   9622.00                           11243.00
                                                                           9976.00                           11536.00
                                                                          10426.00                           12366.00
Dec.2001                                                                  11092.00                           13124.00
                                                                          11333.00                           13298.00
                                                                          11502.00                           13379.00
Mar.2002                                                                  12314.00                           14381.00
                                                                          12796.00                           14887.00
                                                                          12263.00                           14395.00
Jun.2002                                                                  11907.00                           14076.00
                                                                          10314.00                           11985.00
                                                                          10362.00                           11931.00
Sep.2002                                                                   9797.00                           11079.00
                                                                           9966.00                           11246.00
                                                                          10532.00                           12143.00
Dec.2002                                                                  10435.00                           11624.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return           Cumulative Total Return
                                                                                  Since                            Since
Periods Ending December 31, 2002                             1 Year    5 Year   Inception          5 Year        Inception
Russell 2000 Value Index*                                    -11.43%   2.71%      2.91%            14.32%         16.24%
Small Company Value Trust Series I                            -5.93%   1.78%      0.81%             9.24%          4.35%
Small Company Value Trust Series II+++                                                                            -6.20%

  ++ Current subadvisor assignment became effective April 30, 2001.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small Company Value Trust Series I returned -5.93%, outperforming the -11.43% return of the Russell 2000 Value Index.

ENVIRONMENT: Stock selection in the Consumer Discretionary, Information Technology and Materials sectors accounted for most of the portfolio's superior performance relative to the index. The key influences on the overall market this year have been the corporate scandals, the bankruptcies of some major companies, and the terrible fraud engineered by high-profile executives at Enron, Adelphia and WorldCom. Although news from the economic front was basically encouraging, rising military tensions kept many investors on the sidelines in the second half of 2002. Stock selection was the major driver of the portfolio's outperformance for the year. In terms of an industry group, stock selection in Health Care was the largest disappointment.

OUTLOOK: With the stock market down three years in a row, many investors have given up on stocks for the security of safer alternatives. However, investors stand the risk of losing out on the resurgence of high-quality stocks. A major underpinning of a modest stock market recovery is an improving U.S. economy, which we believe will occur slowly as 2003 begins. Continued low interest rates and mild inflation could also help fuel a rise in stock prices. We believe that progress made in solving global conflicts could coincide with a gradual improvement in consumer confidence and business spending. The resulting increase in demand could produce strong profit growth for large-cap growth stocks.

                              MID CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing at least 80% of
  POLICIES:              the portfolio's net assets will consist of investments in
                         mid-sized companies, with market capitalizations of
                         approximately $500 million to $10 billion.
SUBADVISER:              Lord, Abbett & Co., LLC
PORTFOLIO MANAGER:       Eileen K. Banko, David G. Builder, Howard E. Hansen and
                         Edward K. von der Linde
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                MID CAP VALUE TRUST SERIES I        RUSSELL MIDCAP VALUE INDEX
                                                                ----------------------------        --------------------------
Apr. 2001                                                                  10000                              10000
May 2001                                                                   10240                              10284
Jun. 2001                                                                  10096                              10147
Jul. 2001                                                                  10047                              10107
Aug. 2001                                                                   9920                               9922
Sep. 2001                                                                   9248                               8975
Oct. 2001                                                                   9656                               9023
Nov. 2001                                                                  10152                               9654
Dec. 2001                                                                  10472                              10054
Jan.2002                                                                   10152                              10156
Feb.2002                                                                   10456                              10321
Mar.2002                                                                   11049                              10848
Apr.2002                                                                   10953                              10841
May.2002                                                                   10936                              10825
Jun.2002                                                                   10383                              10342
Jul.2002                                                                    9388                               9329
Aug.2002                                                                    9588                               9438
Sep.2002                                                                    8851                               8485
Oct.2002                                                                    8995                               8754
Nov.2002                                                                    9757                               9306
Dec.2002                                                                    9413                               9085

                              PERFORMANCE TABLE**

                                                              ---------------------------------------------------------------
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
Russell Midcap Value Index*                                    -9.65%             -5.60%                      -9.15%
Mid Cap Value Trust Series I                                  -10.11%             -3.55%                      -5.87%
Mid Cap Value Trust Series II+++                                                                              -7.05%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Mid Cap Value Trust Series I returned -10.11%, underperforming the -9.65% return of the Russell Midcap Value Index.

ENVIRONMENT: Stock selection in the materials and processing sector detracted from portfolio performance during the fourth quarter. News of an industry investigation into price fixing hurt the stock price of a chemicals company holding, despite the fact that the company had been granted amnesty from prosecution and fines. Additionally, stock selection in the utility sector detracted from portfolio performance; although returns were positive on an absolute basis, they under performed the index.

A relative underweight position in the Technology sector hurt performance. The volatile sector produced strong quarterly returns and the portfolio's performance lagged on a relative basis. Our underweight position reflects our belief that the sector's risk/return profile is not consistent with our disciplined investment philosophy.

Adding value was stock selection in the Health Care sector. A medical device maker gained on positive news relating to a new drug-coated stent. Also in the Health Care sector, a California-based administrator of managed healthcare services, experienced strong returns due to growing plan enrollments. Contributing to performance on an absolute and relative basis was stock selection in the energy sector. An energy product and services provider, one of the portfolio's top holdings, experienced strong share appreciation for the fourth quarter.

Stock selection in the Consumer Discretionary sector helped fourth quarter performance. A portfolio holding, owners of a retail department store chain and a drugstore chain, benefited from better than expected holiday sales in spite of a muted economy as consumers continued spending.

OUTLOOK: We remain focused on bottom-up stock selection in attractively valued stocks that have defined catalysts that we believe can enhance earnings. Though widespread pessimism remains, we continue to believe the roots of a recovery are in place and expect the economy to recover in the next year or two. This pending economic revival and a weaker dollar should create a favorable atmosphere for mid-cap stocks.

                                      xxxvi

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To achieve an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk by
                         investing the portfolio's assets primarily in common and
                         preferred stocks, convertible securities, rights and
                         warrants to purchase common stocks, American Depository
                         Receipts and other equity securities of companies with
                         equity capitalizations usually greater than $300 million.
                         Miller Anderson seeks equity securities it believes to be
                         undervalued relative to the stock market in general as
                         measured by the S&P 500 Index, based on value measures such as price/earnings and price/book ratios as well as
                         fundamental research.
SUBADVISER:              Miller Anderson
PORTFOLIO MANAGERS:      Richard M. Behler
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                    VALUE TRUST SERIES I            RUSSELL MIDCAP VALUE INDEX
                                                                    --------------------            --------------------------
Dec.1996                                                                   10000                              10000
                                                                           10328                              10314
                                                                           10464                              10489
Mar.1997                                                                   10144                              10170
                                                                           10536                              10427
                                                                           11168                              11041
Jun.1997                                                                   11576                              11451
                                                                           12232                              12302
                                                                           12120                              12158
Sep.1997                                                                   12480                              12912
                                                                           11904                              12519
                                                                           12120                              12942
Dec.1997                                                                   12214                              13437
                                                                           11991                              13176
                                                                           12882                              14056
Mar.1998                                                                   13328                              14780
                                                                           13353                              14697
                                                                           13155                              14354
Jun.1998                                                                   12858                              14400
                                                                           12330                              13670
                                                                           10563                              11748
Sep.1998                                                                   10613                              12433
                                                                           11537                              13238
                                                                           12065                              13703
Dec.1998                                                                   12003                              14120
                                                                           11739                              13791
                                                                           11611                              13488
Mar.1999                                                                   11842                              13680
                                                                           13174                              14976
                                                                           13191                              15039
Jun.1999                                                                   13439                              15210
                                                                           12986                              14830
                                                                           12320                              14317
Sep.1999                                                                   11347                              13593
                                                                           11749                              13994
                                                                           11475                              13737
Dec.1999                                                                   11669                              14104
                                                                           10866                              13261
                                                                           10196                              12706
Mar.2000                                                                   11774                              14246
                                                                           12330                              14303
                                                                           12065                              14549
Jun.2000                                                                   11236                              14007
                                                                           11598                              14334
                                                                           12339                              15213
Sep.2000                                                                   12515                              15359
                                                                           13679                              15651
                                                                           13511                              15447
Dec.2000                                                                   14535                              16810
                                                                           15179                              16749
                                                                           14827                              16679
Mar.2001                                                                   14438                              16217
                                                                           15361                              17109
                                                                           15662                              17595
Jun.2001                                                                   15306                              17361
                                                                           15489                              17291
                                                                           15087                              16975
Sep.2001                                                                   13582                              15356
                                                                           13618                              15437
                                                                           14568                              16518
Dec.2001                                                                   15033                              17201
                                                                           14814                              17374
                                                                           14905                              17656
Mar.2002                                                                   15682                              18559
                                                                           15257                              18547
                                                                           15127                              18519
Jun.2002                                                                   13779                              17692
                                                                           12163                              15960
                                                                           12201                              16146
Sep.2002                                                                   10556                              14515
                                                                           11179                              14977
                                                                           12201                              15920
Dec.2002                                                                   11605                              15541

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                                Since                             Since
Periods Ending December 31, 2002                           1 Year    5 Year   Inception            5 Year       Inception
Russell Mid Cap Value Index*                                -9.65%    2.95%     7.63%              15.66%         55.41%
Value Trust Series I                                       -22.80%   -1.02%     2.51%              -4.99%         16.05%
Value Trust Series II+++                                                                                         -21.87%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Value Trust Series I returned -22.80%, underperforming the -9.65% return of the Russell Midcap Value Index.

ENVIRONMENT: Stocks in the U.S. suffered a third straight year of decline in 2002, as concerns about the pace of economic recovery, corporate governance scandals and geopolitical issues took center stage. Sector selection and stock selection were both negative influences on the portfolio's relative performance.

Sector selection, while negative overall, was positive in the Heavy Industry sector, where the portfolio is overweight relative to the Russell Midcap Value Index. Other positives included underweights in the Consumer Services, Utilities and Consumer Durables areas. These were more than offset, however, through our overweight in the Technology and Telephone Services sectors, where performance was poor overall in 2002.

Stock selection also detracted from results last year. While positive attribution was generated in the individual holdings in Retail and Beverages & Personal Products stocks, the portfolio's positions in Heavy Industry, Health Care and Technology names detracted meaningfully from results.

OUTLOOK: Although the prospect of war with Iraq and other geopolitical concerns raise the level of uncertainty among investors, the general economic outlook for the U.S. appears to be more encouraging. We continue to believe that the portfolio is well positioned to perform well as the economy improves and investor sentiment becomes more positive. Our sector distribution demonstrates a distinct cyclical bias, while portfolio valuations are reasonable and overall profitability and growth expectations are favorable.

                                      xxxvii

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the S&P 500 Index.(diamond)
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          February 14, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                EQUITY INDEX TRUST SERIES I               S&P 500 INDEX
                                                                ---------------------------               -------------
Jan.1996                                                                  10000.00                          10000.00
                                                                           9740.00                           9779.41
Mar.1996                                                                   9895.00                           9873.29
                                                                          10038.00                          10018.40
                                                                          10283.00                          10276.90
Jun.1996                                                                  10369.00                          10319.00
                                                                           9888.00                           9859.84
                                                                          10069.00                          10068.90
Sept.1996                                                                 10633.00                          10634.70
                                                                          10951.00                          10926.10
                                                                          11749.00                          11755.40
Dec.1996                                                                  11486.00                          11525.00
                                                                          12206.00                          12240.70
                                                                          12303.00                          12339.90
Mar.1997                                                                  11733.00                          11826.50
                                                                          12475.00                          12532.60
                                                                          13281.00                          13302.10
Jun.1997                                                                  13807.00                          13895.30
                                                                          14946.00                          14998.70
                                                                          14130.00                          14164.70
Sept.1997                                                                 14871.00                          14940.50
                                                                          14441.00                          14441.50
                                                                          15054.00                          15110.20
Dec.1997                                                                  15337.00                          15370.00
                                                                          15533.00                          15540.70
                                                                          16627.00                          16661.40
Mar.1998                                                                  17475.00                          17514.70
                                                                          17656.00                          17690.90
                                                                          17343.00                          17386.80
Jun.1998                                                                  18032.00                          18093.00
                                                                          17831.00                          17900.30
                                                                          15264.00                          15312.30
Sept.1998                                                                 16266.00                          16293.20
                                                                          17581.00                          17618.50
                                                                          18645.00                          18686.30
Dec.1998                                                                  19718.00                          19763.10
                                                                          20536.00                          20589.60
                                                                          19898.00                          19949.60
Mar.1999                                                                  20664.00                          20747.80
                                                                          21472.00                          21551.40
                                                                          20971.00                          21042.60
Jun.1999                                                                  22127.00                          22210.40
                                                                          21434.00                          21517.00
                                                                          21319.00                          21410.50
Sept.1999                                                                 20728.00                          20823.60
                                                                          22038.00                          22141.30
                                                                          22474.00                          22591.50
Dec.1999                                                                  23776.00                          23922.10
                                                                          22582.00                          22720.30
                                                                          22162.00                          22290.20
Mar.2000                                                                  24325.00                          24470.80
                                                                          23579.00                          23734.50
                                                                          23093.00                          23247.50
Jun.2000                                                                  23631.00                          23820.50
                                                                          23277.00                          23448.20
                                                                          24710.00                          24904.60
Sept.2000                                                                 23408.00                          23589.90
                                                                          23303.00                          23490.10
                                                                          21462.00                          21638.10
Dec.2000                                                                  21568.00                          21743.90
                                                                          22332.00                          22515.40
                                                                          20293.00                          20462.40
Mar.2001                                                                  19004.00                          19166.20
                                                                          20479.00                          20655.60
                                                                          20600.00                          20793.90
Jun.2001                                                                  20087.00                          20287.80
                                                                          19884.00                          20088.20
                                                                          18641.00                          18830.70
Sep.2001                                                                  17127.00                          17310.10
                                                                          17439.00                          17640.20
                                                                          18777.00                          18993.40
Dec.2001                                                                  18924.00                          19159.80
                                                                          18640.00                          18880.20
                                                                          18288.00                          18516.20
Mar.2002                                                                  18964.00                          19212.60
                                                                          17815.00                          18047.70
                                                                          17678.00                          17914.70
Jun.2002                                                                  16409.00                          16638.50
                                                                          15126.00                          15341.50
                                                                          15221.00                          15442.30
Sep.2002                                                                  13556.00                          13764.00
                                                                          14757.00                          14975.50
                                                                          15617.00                          15857.00
Dec.2002                                                                  14704.00                          14924.60

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                                Since                             Since
Periods Ending December 31, 2002                           1 Year    5 Year   Inception            5 Year       Inception
S&P 500 Index*                                             -22.10%   -0.59%     5.99%              -2.90%         49.25%
Equity Index Trust Series I                                -22.30%   -0.84%     5.77%              -4.13%         47.04%

** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Equity Index Trust Series I returned -22.30%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns about improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concerns about war, it cut rates one-half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. All the sectors in the S&P 500 Index were down in 2002. Information Technology and Telecommunication Services were the worst-performing sectors, with losses in excess of 35%. The best-performing sectors were Materials and Consumer Staples, at -7.71% and -6.31%, respectively. Scheduled quarterly rebalancings of the S&P 500 Index occurred in each quarter of 2002. There were no major consequences. More significant were the individual index changes that took place during the year, including the deletion of all non-U.S. stocks.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

(diamond) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                     xxxviii

                           TACTICAL ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To achieve total return, consisting of long-term capital
  POLICIES:              appreciation and current income, by allocating the
                         portfolio's assets between (i) a stock portion that is
                         designed to track the performance of the S&P 500 Composite
                         Stock Price Index and (ii) a fixed income portion that
                         consists of either five-year U.S. Treasury notes or U.S.
                         Treasury bills with remaining maturities of 30 days.
SUBADVISER:              UBS Global Asset Management
PORTFOLIO MANAGERS:      Kirk Barneby
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                 ((LINE GRAPH)

                                                            TACTICAL ALLOCATION TRUST SERIES I            S&P 500 INDEX
                                                            ----------------------------------            -------------
Apr.2000                                                                   10000                              10000
May.2000                                                                    9840                               9795
Jun.2000                                                                    9968                              10036
Jul.2000                                                                    9856                               9879
Aug.2000                                                                   10321                              10493
Sept.2000                                                                  10080                               9939
Oct.2000                                                                   10056                               9897
Nov.2000                                                                    9680                               9117
Dec.2000                                                                    9680                               9161
Jan.2001                                                                   10003                               9487
Feb.2001                                                                    9091                               8622
Mar.2001                                                                    8502                               8076
Apr.2001                                                                    9128                               8704
May.2001                                                                    9178                               8762
Jun.2001                                                                    8946                               8549
Jul.2001                                                                    8847                               8465
Aug.2001                                                                    8283                               7935
Sep.2001                                                                    7602                               7294
Oct.2001                                                                    7735                               7434
Nov.2001                                                                    8316                               8004
Dec.2001                                                                    8385                               8073
Jan.2002                                                                    8251                               7955
Feb.2002                                                                    8085                               7801
Mar.2002                                                                    8377                               8095
Apr.2002                                                                    7860                               7604
May.2002                                                                    7801                               7548
Jun.2002                                                                    7242                               7010
Jul.2002                                                                    6666                               6464
Aug.2002                                                                    6708                               6506
Sep.2002                                                                    5964                               5799
Oct.2002                                                                    6474                               6310
Nov.2002                                                                    6850                               6681
Dec.2001                                                                    6439                               6288

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
S&P 500 Index*                                                -22.10%            -15.97%                      -37.12%
Tactical Allocation Trust Series I                            -23.21%            -15.21%                      -35.61%
Tactical Allocation Trust Series II+++                                                                        -22.30%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Tactical Allocation Trust Series I returned -23.21%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: In accordance with the Model's recommendations, the Tactical Allocation Fund was fully invested in stocks throughout the year. The technology sector's substantial decline continued to cast a shadow over the marketplace. More significantly, however, a number of non-market-related factors continued to shake investor confidence. These included the ongoing threat of terrorism, continued turmoil in the Middle East and the specter of a U.S.-led war in Iraq. And the ongoing scrutiny of several well-publicized events continued to cast doubt on the validity of corporate accounting methods.

A turning point came on October 9, when the stock market bottomed out in the wake of profit warnings from large U.S. companies and ongoing geopolitical concerns. Shortly thereafter, several large companies announced earnings that beat or matched estimates. These reports, followed by positive economic news, led the markets higher. Positive economic signs -- in-line or better-than-expected retail sales numbers, jobless claims, durable goods orders and the strong housing sector -- combined with the Federal Reserve's November move to lower interest rates, further boosted the rally.

OUTLOOK: As of January 2, the Model's Equity Risk Premium (ERP) was 10.21% and the strategy continued to be fully invested in the equity market. The current ERP reading suggests that the market is significantly oversold and presents a compelling buying opportunity for long-term investors. The economy has expanded in recent months, and there is no sign of inflation in the immediate future. In the past, these conditions have set the stage for a strong stock market. However, it will take time to restore investor confidence. While the market has taken more time than usual to price in the generally sound economic fundamentals, we believe it will.

                                      xxxix

                            FUNDAMENTAL VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing primarily in
  POLICIES:              common stocks of U.S. companies with market capitalizations of at least $10 billion.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGER:       Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                 FUNDAMENTAL VALUE TRUST
                                                        SERIES I            RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 -----------------------    ------------------------          -------------
Apr. 2001                                                 10000                       10000                       10000
May 2001                                                  10168                       10225                       10067
Jun. 2001                                                  9816                        9998                        9822
Jul. 2001                                                  9608                        9977                        9725
Aug. 2001                                                  9168                        9577                        9117
Sep. 2001                                                  8464                        8903                        8380
Oct. 2001                                                  8536                        8826                        8540
Nov. 2001                                                  9216                        9339                        9195
Dec. 2001                                                  9384                        9559                        9276
Jan. 2002                                                  9040                        9486                        9141
Feb. 2002                                                  8952                        9501                        8964
Mar. 2002                                                  9312                        9950                        9301
Apr. 2002                                                  9144                        9609                        8737
May 2002                                                   9161                        9657                        8673
Jun. 2002                                                  8472                        9103                        8055
Jul. 2002                                                  8015                        8257                        7427
Aug. 2002                                                  8119                        8319                        7476
Sep. 2002                                                  7406                        7394                        6664
Oct. 2002                                                  7759                        7942                        7250
Nov. 2002                                                  8127                        8442                        7677
Dec. 2002                                                  7863                        8075                        7225

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
Russell 1000 Value Index*                                     -15.52%            -12.04%                      -19.25%
S&P 500 Index*                                                -22.10%            -17.72%                      -27.75%
Fundamental Value Trust Series I                              -16.20%            -13.40%                      -21.37%
Fundamental Value Trust Series II+++                                                                          -14.46%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Fundamental Value Trust Series I returned -16.20%, underperforming the -15.52% return of the Russell 1000 Value Index.

ENVIRONMENT: The U.S. stock market as represented by the S&P 500 Index declined 22.10% in 2002, finishing its third consecutive year of declines. All major equity style indices (as defined by Russell Mellon) were also negative to varying degrees. The portfolio's outperformance relative to the broader market and our large cap value peers is attributable to our general avoidance of weaker balance sheet companies. The portfolio's underperformance relative to the Russell 1000 Value Index was primarily the result of the Index's mid-cap exposure and our portfolio's exposure to certain Capital Goods holdings not included in the Index.

OUTLOOK: Our investment strategy is to find high-quality businesses at value prices. In the market declines of the last several years, we have focused on upgrading the quality of portfolio holdings at relatively attractive prices. We anticipate a sideways market for a number of years, with the Dow trading somewhere between 8,000 and 12,000 for the foreseeable future. Rather than attempt to characterize this environment as a "bull" or a "bear" market, we are evaluating the "risk/reward" of individual investments, as we believe this will be the key to generating competitive results both against benchmarks and peers.

                                        xl

                             GROWTH & INCOME TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital and income consistent
  POLICIES:              with prudent investment risk by investing the portfolio's
                         assets primarily in common stocks of U.S. issuers the
                         manager believes are of high quality. The portfolio may also invest in securities convertible into, or that carry the
                         right to buy, common stocks. The portfolio may also invest up to 20% of its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                               GROWTH & INCOME TRUST SERIES I          S&P 500 INDEX TOTAL
                                                               ------------------------------          -------------------
Dec.1992                                                                   10000                              10000
                                                                           10132                              10073
                                                                           10182                              10209
                                                                           10504                              10428
                                                                           10290                              10173
                                                                           10492                              10448
                                                                           10517                              10482
                                                                           10475                              10433
                                                                           10811                              10830
                                                                           10777                              10750
                                                                           10962                              10968
                                                                           10744                              10865
Dec.1993                                                                   10962                              10999
                                                                           11340                              11367
                                                                           11222                              11061
                                                                           10802                              10579
                                                                           10920                              10717
                                                                           11110                              10892
                                                                           10851                              10623
                                                                           11309                              10974
                                                                           11646                              11421
                                                                           11430                              11146
                                                                           11603                              11401
                                                                           11076                              10982
Dec.1994                                                                   11274                              11143
                                                                           11283                              11432
                                                                           11741                              11876
                                                                           12018                              12228
                                                                           12404                              12583
                                                                           12805                              13080
                                                                           13071                              13388
                                                                           13445                              13834
                                                                           13561                              13871
                                                                           13979                              14452
                                                                           13766                              14402
                                                                           14326                              15035
Dec.1995                                                                   14566                              15313
                                                                           14913                              15840
                                                                           14949                              15992
                                                                           15207                              16146
                                                                           15437                              16383
                                                                           15806                              16806
                                                                           15825                              16875
                                                                           15252                              16124
                                                                           15585                              16466
                                                                           16489                              17391
                                                                           16942                              17868
                                                                           18225                              19224
Dec.1996                                                                   17893                              18847
                                                                           18862                              20017
                                                                           19074                              20179
                                                                           18336                              19340
                                                                           19379                              20495
                                                                           20504                              21753
                                                                           21678                              22723
                                                                           23359                              24527
                                                                           22105                              23164
                                                                           23259                              24432
                                                                           22454                              23616
                                                                           23498                              24710
Dec.1997                                                                   23767                              25135
                                                                           24035                              25414
                                                                           25677                              27247
                                                                           26970                              28642
                                                                           27341                              28930
                                                                           26643                              28433
                                                                           27690                              29588
                                                                           27563                              29272
                                                                           23565                              25040
                                                                           25025                              26644
                                                                           27236                              28812
                                                                           28738                              30558
Dec.1998                                                                   30070                              32319
                                                                           31022                              33670
                                                                           30356                              32624
                                                                           31688                              33929
                                                                           33032                              35243
                                                                           32167                              34411
                                                                           33907                              36321
                                                                           33010                              35187
                                                                           32846                              35013
                                                                           31883                              34053
                                                                           33710                              36208
                                                                           34049                              36944
Dec.1999                                                                   35745                              39120
                                                                           34126                              37155
                                                                           33502                              36451
                                                                           37069                              40017
                                                                           36037                              38813
                                                                           35444                              38017
                                                                           35979                              38954
                                                                           35339                              38345
                                                                           37398                              40727
                                                                           35165                              38577
                                                                           35048                              38413
                                                                           32873                              35385
Dec.2000                                                                   33199                              35558
                                                                           34106                              36820
                                                                           31442                              33462
                                                                           29407                              31342
                                                                           31475                              33778
                                                                           31980                              34004
                                                                           30896                              33177
                                                                           30588                              32850
                                                                           28691                              30794
                                                                           26794                              28307
                                                                           27348                              28847
                                                                           29319                              31060
Dec.2001                                                                   29454                              31332
                                                                           28629                              30875
                                                                           28062                              30280
                                                                           29085                              31418
                                                                           26732                              29514
                                                                           26476                              29296
                                                                           24696                              27209
                                                                           23005                              25088
                                                                           22992                              25253
                                                                           20392                              22508
                                                                           22377                              24490
                                                                           23837                              25931
Dec.2002                                                                   22287                              24406

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                      Average Annual Total Return                                  Since
Periods Ending December 31, 2002                      1 Year    5 Year    10 Year             5 Year   10 Year   Inception
S&P 500 Index*                                       -22.10%    -0.59%      9.33%             -2.90%   144.06%
Growth & Income Trust Series I                       -24.33%    -1.28%      8.34%             -6.22%   122.87%
Growth & Income Trust Series II+++                                                                                    -22.83%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, Growth & Income Trust Series I returned -24.33%, underperforming the -22.10% return of the S&P 500 Index.

ENVIRONMENT: U.S. equity markets rallied in the fourth quarter, but still ended the year down significantly. Accounting scandals, fears of a potential conflict with Iraq and weak corporate profits sent stocks sharply lower. Every sector declined in 2002: Information Technology and Telecommunication Services were the biggest laggards while Consumer Staples and Materials posted the strongest returns. During the year, positive contributors to portfolio performance included stocks held in the Financial and Consumer Discretionary sectors. Weaker performers for the year included Industrial stocks. Positive relative returns in the second half were insufficient to compensate for the lagging returns early in the year. Nevertheless, we are encouraged by the direction of our relative performance in the last two quarters.

At year-end, the largest overweights were Pharmaceuticals, Insurance, Media, Energy, Industrials and Materials. The largest underweights were Retailing, Food, Beverage & Tobacco, and Telecommunication Services. In the drug area, we believe that investors have seen the worst in terms of patent expirations near term, that health care reform will be market-based rather than legislated, and new product introductions will accelerate. The Insurance overweight is based on the perspective that pricing will remain firm and that asbestos claims will be gradually brought to a manageable level. Media is overweight as the sector continues to enjoy above average earnings trends. The Industrial, Energy and Materials overweight positions look to better global economic growth later this year.

OUTLOOK: Looking forward into 2003, we envision an environment of declining risks associated with the unwinding of the Technology bubble, which increases the likelihood of better stock market returns.

                                       xli

                           U.S. LARGE CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital and income by
  POLICIES:              investing at least 80% of the portfolio's net assets in
                         equity and equity-related securities of companies with
                         market capitalizations greater than $500 million.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Terry Berkemeier, Michael R. Ericksen, David I. Fisher,
                         Karen A. Miller, Theodore R. Samuels, Eugene P. Stein and
                         Alan J. Wilson
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                US LARGE CAP VALUE TRUST
                                                        SERIES I            RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                ------------------------    ------------------------          -------------
Apr.1999                                                   10000                       10000                      10000
                                                            9744                        9890                       9764
Jun.1999                                                   10168                       10177                      10306
                                                           10040                        9879                       9984
                                                            9808                        9512                       9935
Sep.1999                                                    9416                        9179                       9662
                                                            9743                        9708                      10274
                                                            9807                        9632                      10483
Dec.1999                                                   10272                        9679                      11100
                                                            9799                        9363                      10542
                                                            9696                        8668                      10343
Mar.2000                                                   10655                        9725                      11355
                                                           10605                        9612                      11013
                                                           10589                        9713                      10787
Jun.2000                                                   10565                        9269                      11053
                                                           10509                        9385                      10880
                                                           11042                        9907                      11556
Sep.2000                                                   10712                        9998                      10946
                                                           10687                       10244                      10900
                                                            9978                        9864                      10040
Dec.2000                                                   10558                       10358                      10089
                                                           11059                     10398.4                      10447
                                                           10219                     10109.3                       9495
Mar.2001                                                    9807                     9752.46                       8893
                                                           10689                     10230.3                       9584
                                                           10869                     10460.5                       9649
Jun.2001                                                   10592                     10228.3                       9414
                                                           10510                     10206.8                       9321
                                                            9931                     9797.52                       8738
Sep.2001                                                    8780                     9107.77                       8032
                                                            9179                     9029.45                       8185
                                                           10028                     9554.06                       8813
Dec.2001                                                   10289                     9778.58                       8890
                                                         10052.4                     9703.52                       8761
                                                         9717.61                     9719.15                       8592
Mar.2002                                                 10329.8                       10179                       8915
                                                         9676.97                     9829.82                       8374
                                                         9513.43                     9879.07                       8313
Jun.2002                                                 8524.04                     9311.81                       7720
                                                         7689.53                     8446.19                       7119
                                                         7591.11                     8509.95                       7165
Sep.2002                                                 6806.19                     7563.73                       6387
                                                         7550.78                     8124.13                       6949
                                                          8303.6                     8635.95                       7358
Dec.2002                                                 7698.26                      8260.8                       6925

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                Since                        Since
Periods Ending December 31, 2002                             1 Year           Inception                    Inception
Russell 1000 Value Index*                                    -15.52%            -5.08%                     -17.39%
S&P 500 Index*                                               -22.10%            -9.54%                     -30.75%
U.S. Large Cap Value Trust Series I                          -25.18%            -6.88%                     -23.02%
U.S. Large Cap Value Trust Series II+++                                                                    -23.61%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the U.S. Large Cap Value Trust Series I returned -25.18%, underperforming the -15.52% return of the Russell 1000 Value Index.

ENVIRONMENT: Stocks rebounded sharply in October and November after having lost nearly one-third of their value in the calendar year through October 9. Although they pulled back in December, stocks still managed to end the fourth quarter with large gains. Calendar year returns, however, were negative for the third consecutive year.

Most of the underperformance came during the second quarter, when shares of several companies that came under scrutiny for aggressive accounting practices and tarnished management credibility hurt relative returns. Likewise, guilt by association caused our holdings in Utilities to fall, as the entire sector sold off. For the most part, we believed the underlying businesses of the companies in the portfolio were healthy and worth more than the current stock prices, and in some instances took the opportunity to buy additional shares.

OUTLOOK: The coming year holds some challenges: profits have been slow to recover, and many companies face rising costs but have little pricing power; consumer spending may slow down before corporate spending picks up; oil prices are high; and today's geopolitical tensions may be with us for some time. Despite these concerns, we think 2003 will be positive for equities.

                                       xlii

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To achieve substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing at least 65% of the
                         portfolio's total assets in common stocks of
                         well-established companies, paying above-average dividends.
                         The portfolio seeks equity securities that appear to be
                         temporarily undervalued by various measures and may be
                         temporarily out of favor but have good prospects for capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers
INCEPTION DATE:          February 19, 1993++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                    EQUITY INCOME TRUST              RUSSELL 1000 VALUE INDEX
                                                                    -------------------              ------------------------
Feb. 1993                                                                 10170.00                           10000.00
                                                                          10520.00                           10295.00
                                                                          10180.00                           10163.00
                                                                          10470.00                           10368.00
                                                                          10560.00                           10597.00
                                                                          10720.00                           10715.00
                                                                          10760.00                           11102.00
                                                                          10820.00                           11120.00
                                                                          10930.00                           11112.00
                                                                          10970.00                           10883.00
Dec. 1993                                                                 11310.00                           11090.00
                                                                          11530.00                           11509.00
                                                                          11710.00                           11116.00
                                                                          11380.00                           10702.00
                                                                          11399.00                           10908.00
                                                                          11490.00                           11033.00
                                                                          11329.00                           10768.00
                                                                          11490.00                           11103.00
                                                                          12003.00                           11422.00
                                                                          11933.00                           11043.00
                                                                          11721.00                           11196.00
                                                                          11188.00                           10744.00
Dec. 1994                                                                 11399.00                           10867.00
                                                                          11329.00                           11202.00
                                                                          12073.00                           11644.00
                                                                          12335.00                           11899.00
                                                                          12517.00                           12275.00
                                                                          12875.00                           12792.00
                                                                          13283.00                           12965.00
                                                                          13681.00                           13416.00
                                                                          13824.00                           13605.00
                                                                          13855.00                           14098.00
                                                                          13385.00                           13958.00
                                                                          13926.00                           14666.00
Dec. 1995                                                                 14100.00                           15034.00
                                                                          14437.00                           15503.00
                                                                          14723.00                           15621.00
                                                                          14896.00                           15887.00
                                                                          15255.00                           15947.00
                                                                          15573.00                           16146.00
                                                                          15233.00                           16159.00
                                                                          14695.00                           15548.00
                                                                          15145.00                           15993.00
                                                                          15902.00                           16630.00
                                                                          16066.00                           17273.00
                                                                          17020.00                           18525.00
Dec. 1996                                                                 18900.00                           18288.00
                                                                          17382.00                           19175.00
                                                                          17832.00                           19457.00
                                                                          17437.00                           18757.00
                                                                          17902.00                           19544.00
                                                                          18766.00                           20637.00
                                                                          19491.00                           21522.00
                                                                          20648.00                           23141.00
                                                                          20078.00                           22317.00
                                                                          21055.00                           23665.00
                                                                          20496.00                           23005.00
                                                                          21284.00                           24021.00
Dec. 1997                                                                 21920.00                           24723.00
                                                                          21767.00                           24372.00
                                                                          22835.00                           26012.00
                                                                          23916.00                           27604.00
                                                                          23777.00                           27789.00
                                                                          23387.00                           27378.00
                                                                          23320.00                           27728.00
                                                                          22646.00                           27240.00
                                                                          20411.00                           23187.00
                                                                          21529.00                           24518.00
                                                                          22848.00                           26418.00
                                                                          23777.00                           27649.00
Dec. 1998                                                                 23939.00                           28589.00
                                                                          23319.00                           28818.00
                                                                          23130.00                           28411.00
                                                                          23764.00                           28999.00
                                                                          26395.00                           31708.00
                                                                          26175.00                           31359.00
                                                                          26901.00                           32269.00
                                                                          26306.00                           31323.00
                                                                          25493.00                           30161.00
                                                                          24578.00                           29105.00
                                                                          25377.00                           30782.00
                                                                          24971.00                           30542.00
Dec. 1999                                                                 24753.00                           30688.00
                                                                          23518.00                           29688.00
                                                                          21601.00                           27482.00
                                                                          24012.00                           30835.00
                                                                          24214.00                           30477.00
                                                                          25344.00                           30797.00
                                                                          24031.00                           29390.00
                                                                          24329.00                           29757.00
                                                                          25526.00                           31412.00
                                                                          25677.00                           31701.00
                                                                          26956.00                           32481.00
                                                                          26673.00                           31276.00
Dec. 2000                                                                 27968.00                           32842.00
                                                                          28318.00                           32971.00
                                                                          27918.00                           32054.00
                                                                          27153.00                           30922.00
                                                                          28329.00                           32438.00
                                                                          29284.00                           33167.00
                                                                          28704.00                           32431.00
                                                                          28816.00                           32363.00
                                                                          28329.00                           31065.00
                                                                          26306.00                           28878.00
                                                                          26288.00                           28630.00
                                                                          27841.00                           30293.00
Dec. 2001                                                                 28329.00                           31005.00
                                                                          28292.00                           30766.00
                                                                          28722.00                           30816.00
                                                                          29638.00                           32274.00
                                                                          28829.00                           31167.00
                                                                          29140.00                           31323.00
                                                                          27290.00                           29524.00
                                                                          24877.00                           26780.00
                                                                          25151.00                           26982.00
                                                                          22543.00                           23982.00
                                                                          23925.00                           25758.00
                                                                          25600.00                           27381.00
Dec. 2002                                                                 24567.00                           26192.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
                                                                                  Since                             Since
Periods Ending December 31, 2002                             1 Year    5 Year   Inception            5 Year       Inception
Russell 1000 Value Index*                                    -15.52%   1.16%     10.29%               5.94%        161.92%
Equity-Income Trust Series I                                 -13.28%   2.31%      9.54%              12.08%        145.67%
Equity-Income Trust Series II+++                                                                                   -12.89%

  ++ Current subadviser assignment became effective October 1, 1996.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Equity Income Trust Series I returned -13.28%, outperforming the -15.52% return of the Russell 1000 Value Index.

ENVIRONMENT: Value stocks outpaced growth shares throughout 2002. Unfortunately, the strength in equities in October and November was not enough to counteract their decline during most of the year, and all groups were down sharply for the year.

Geopolitical tensions multiplied as an oil strike and political unrest in Venezuela and nuclear saber rattling from North Korea competed with looming conflict in Iraq for a worried world's attention. Yet bright spots remained. Productivity growth was robust, bolstering both real personal income and business demand for capital equipment, which showed nascent signs of recovery. Corporate profits rebounded, and low interest rates helped both businesses and consumers reduce their debt burdens. The Federal Reserve's half-point rate cut in November and the federal government's planned tax cuts gave hope for a boost to the sputtering economic recovery.

Performance was driven by strong stock selection and good sector allocation. Industrial stocks were the portfolio's biggest source of relative strength, while Financial stocks were the greatest source of weakness. Strength in Industrial stocks came from defense-related companies. Within the Financial sector, weakness in our bank holdings more than outweighed strong stock selection. Stock selection was strong in Telecommunications, which added to relative performance. Despite the sector's strong fourth quarter, it was still off more than 25% for the year. An overweight in Pharmaceuticals impaired relative results.

OUTLOOK: With the stock market down three years in a row, many investors have given up on stocks for the security of safer alternatives. However, investors stand the risk of losing out on the resurgence of high-quality stocks. A major underpinning of a modest stock market recovery is an improving U.S. economy, which we believe will occur slowly as 2003 begins. Continued low interest rates and mild inflation could also help fuel a rise in stock prices. We believe we have seen the lows in the overall U.S. equities market. In our view, the economy should continue to show gradual improvement as we move through 2003, which could result in a moderate recovery in stock prices.

                                      xliii

                              INCOME & VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve both the conservation of principal and long-term
  POLICIES:              growth of capital and income by investing in both equity and fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      James S. Baker, Terry Berkemeier, Michael R. Ericksen, David
                         I. Fisher, Karen A. Miller, James R. Mulally, John W.
                         Ressner, Theodore R. Samuels, Eugene P. Stein and Alan J.
                         Wilson
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                             60% S&P 500/40%
                                                                                            SALOMON BROTHERS
                                                                        SALOMON BROTHERS    BROAD INVESTMENT
                                 INCOME & VALUE                         BROAD INVESTMENT       GRADE BOND
                                 TRUST SERIES I       S&P 500 INDEX     GRADE BOND INDEX         INDEX*          COMBINED INDEX
                                 --------------       -------------     ----------------    ----------------     --------------
Dec.1992                            10000.00            10000.00            10000.00            10000.00            10000.00
Jan.1993                            10117.00            10073.00            10202.00            10125.00            10137.00
Feb.1993                            10260.00            10209.00            10375.00            10275.00            10269.00
Mar.1993                            10386.00            10428.00            10416.00            10424.00            10477.00
Apr.1993                            10322.00            10173.00            10498.00            10304.00            10520.00
May.1993                            10435.00            10448.00            10504.00            10473.00            10669.00
Jun.1993                            10566.00            10482.00            10704.00            10573.00            10763.00
Jul.1993                            10584.00            10433.00            10765.00            10568.00            10837.00
Aug.1993                            10865.00            10830.00            10949.00            10882.00            11117.00
Sep.1993                            10856.00            10750.00            10986.00            10848.00            11118.00
Oct.1993                            10968.00            10968.00            11020.00            10994.00            11249.00
Nov.1993                            10884.00            10865.00            10928.00            10895.00            11060.00
Dec.1993                            11006.00            10999.00            10989.00            11000.00            11240.00
Jan.1994                            11286.00            11367.00            11137.00            11280.00            11532.00
Feb.1994                            11052.00            11061.00            10953.00            11022.00            11361.00
Mar.1994                            10697.00            10579.00            10681.00            10625.00            11009.00
Apr.1994                            10728.00            10717.00            10601.00            10676.00            11048.00
May.1994                            10809.00            10892.00            10600.00            10780.00            11079.00
Jun.1994                            10648.00            10623.00            10577.00            10612.00            10996.00
Jul.1994                            10919.00            10974.00            10778.00            10903.00            11209.00
Aug.1994                            11080.00            11421.00            10790.00            11174.00            11412.00
Sep.1994                            10869.00            11146.00            10635.00            10948.00            11242.00
Oct.1994                            10979.00            11401.00            10624.00            11094.00            11342.00
Nov.1994                            10748.00            10982.00            10596.00            10838.00            11140.00
Dec.1994                            10829.00            11143.00            10676.00            10966.00            11240.00
Jan.1995                            10869.00            11432.00            10897.00            11228.00            11382.00
Feb.1995                            11090.00            11876.00            11152.00            11594.00            11666.00
Mar.1995                            11311.00            12228.00            11217.00            11827.00            11886.00
Apr.1995                            11549.00            12583.00            11370.00            12098.00            12122.00
May.1995                            11855.00            13080.00            11822.00            12577.00            12463.00
Jun.1995                            12013.00            13388.00            11905.00            12790.00            12619.00
Jul.1995                            12267.00            13834.00            11881.00            13035.00            12873.00
Aug.1995                            12340.00            13871.00            12017.00            13116.00            12939.00
Sep.1995                            12551.00            14452.00            12130.00            13495.00            13193.00
Oct.1995                            12530.00            14402.00            12293.00            13539.00            13197.00
Nov.1995                            12826.00            15035.00            12485.00            13981.00            13511.00
Dec.1995                            13068.00            15313.00            12657.00            14213.00            13736.00
Jan.1996                            13279.00            15840.00            12743.00            14545.00            13922.00
Feb.1996                            13258.00            15992.00            12526.00            14530.00            13918.00
Mar.1996                            13269.00            16146.00            12436.00            14572.00            13959.00
Apr.1996                            13312.00            16383.00            12344.00            14657.00            14088.00
May.1996                            13404.00            16806.00            12337.00            14881.00            14189.00
Jun.1996                            13484.00            16875.00            12496.00            14995.00            14246.00
Jul.1996                            13266.00            16124.00            12530.00            14611.00            13983.00
Aug.1996                            13381.00            16466.00            12512.00            14788.00            14141.00
Sep.1996                            13795.00            17391.00            12730.00            15390.00            14552.00
Oct.1996                            14025.00            17868.00            13016.00            15781.00            14748.00
Nov.1996                            14497.00            19224.00            13231.00            16604.00            15254.00
Dec.1996                            14370.00            18847.00            13115.00            16350.00            15138.00
Jan.1997                            14600.00            20017.00            13166.00            16984.00            15384.00
Feb.1997                            14635.00            20179.00            13180.00            17075.00            15447.00
Mar.1997                            14336.00            19340.00            13047.00            16580.00            15153.00
Apr.1997                            14696.00            20495.00            13234.00            17268.00            15488.00
May.1997                            15275.00            21753.00            13358.00            17969.00            16036.00
Jun.1997                            15699.00            22723.00            13517.00            18536.00            16466.00
Jul.1997                            16394.00            24527.00            13883.00            19620.00            17122.00
Aug.1997                            15918.00            23164.00            13764.00            18898.00            16733.00
Sep.1997                            16574.00            24433.00            13966.00            19630.00            17277.00
Oct.1997                            16278.00            23617.00            14167.00            19349.00            17071.00
Nov.1997                            16535.00            24710.00            14234.00            19923.00            17286.00
Dec.1997                            16651.00            25135.00            14379.00            20210.00            17495.00
Jan.1998                            16857.00            25414.00            14565.00            20449.00            17725.00
Feb.1998                            17577.00            27247.00            14555.00            21327.00            18265.00
Mar.1998                            18117.00            28642.00            14611.00            22016.00            18665.00
Apr.1998                            18273.00            28931.00            14687.00            22195.00            18805.00
May.1998                            18130.00            28433.00            14828.00            22051.00            18722.00
Jun.1998                            18417.00            29588.00            14950.00            22661.00            19029.00
Jul.1998                            18345.00            29274.00            14981.00            22535.00            18948.00
Aug.1998                            16607.00            25041.00            15210.00            20719.00            17815.00
Sep.1998                            17239.00            26646.00            15569.00            21710.00            18317.00
Oct.1998                            17785.00            28813.00            15499.00            22730.00            18890.00
Nov.1998                            18489.00            30559.00            15585.00            23607.00            19498.00
Dec.1998                            19193.00            32319.00            15633.00            24453.00            20009.00
Jan.1999                            19595.00            33670.00            15749.00            25139.00            20327.00
Feb.1999                            19107.00            32623.00            15473.00            24494.00            19895.00
Mar.1999                            19667.00            33928.00            15561.00            25138.00            20296.00
Apr.1999                            20038.00            35241.00            15613.00            25755.00            20757.00
May.1999                            19812.00            34409.00            15469.00            25296.00            20388.00
Jun.1999                            20425.00            36319.00            15416.00            26104.00            21038.00
Jul.1999                            20183.00            35186.00            15355.00            25573.00            20611.00
Aug.1999                            19908.00            35010.00            15344.00            25490.00            20543.00
Sep.1999                            19489.00            34050.00            15528.00            25193.00            20303.00
Oct.1999                            19973.00            36206.00            15575.00            26180.00            21098.00
Nov.1999                            20134.00            36941.00            15573.00            26498.00            21356.00
Dec.1999                            20828.00            39116.00            15501.00            27386.00            22071.00
Jan.2000                            20167.00            37153.00            15458.00            26530.00            21380.00
Feb.2000                            20134.00            36451.00            15639.00            26352.00            21237.00
Mar.2000                            21457.00            40016.00            15842.00            28036.00            22594.00
Apr.2000                            21236.00            38811.00            15795.00            27497.00            22160.00
May.2000                            21236.00            38015.00            15780.00            27148.00            21879.00
Jun.2000                            21339.00            38951.00            16110.00            27777.00            22384.00
Jul.2000                            21339.00            38343.00            16257.00            27618.00            22257.00
Aug.2000                            22208.00            40724.00            16489.00            28805.00            23214.00
Sep.2000                            21836.00            38574.00            16601.00            27971.00            22541.00
Oct.2000                            21815.00            38412.00            16708.00            27971.00            22541.00
Nov.2000                            20842.00            35385.00            16978.00            26829.00            21621.00
Dec.2000                            21856.00            35558.00            17299.00            27111.00            21848.00
Jan.2001                            22684.00            36821.00            17585.00            27866.00            22458.00
Feb.2001                            21525.00            33463.00            17741.00            26441.00            21308.00
Mar.2001                            20946.00            31344.00            17833.00            25491.00            20543.00
Apr.2001                            22224.00            33780.00            17750.00            26632.00            21461.00
May.2001                            22529.00            34006.00            17865.00            26809.00            21603.00
Jun.2001                            22180.00            33180.00            17924.00            26452.00            21315.00
Jul.2001                            22202.00            32855.00            18338.00            26541.00            21386.00
Aug.2001                            21418.00            30798.00            18540.00            25661.00            20678.00
Sep.2001                            19696.00            28310.00            18768.00            24544.00            19778.00
Oct.2001                            20437.00            28850.00            19147.00            25023.00            20164.00
Nov.2001                            21723.00            31063.00            18883.00            26037.00            20981.00
Dec.2001                            22071.00            31336.00            18771.00            26112.00            21042.00
Jan.2002                            21788.00            30879.00            18920.00            25966.00            20924.00
Feb.2002                            21309.00            30283.00            19101.00            25765.00            20763.00
Mar.2002                            22180.00            31422.00            18786.00            26176.00            21093.00
Apr.2002                            21285.00            29517.00            19143.00            25422.00            20485.00
May.2002                            21063.00            29299.00            19306.00            25396.00            20465.00
Jun.2002                            19443.00            27213.00            19449.00            24386.00            19650.00
Jul.2002                            18111.00            25090.00            19680.00            23361.00            18825.00
Aug.2002                            18111.00            25256.00            20024.00            23617.00            19030.00
Sep.2002                            16780.00            22511.00            20343.00            22227.00            17911.00
Oct.2002                            18045.00            24492.00            20251.00            23361.00            18825.00
Nov.2002                            19443.00            25934.00            20247.00            24185.00            19489.00
Dec.2002                            18555.00            24406.00            20667.00            23532.00            18968.00

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                           Average Annual Total Return                             Since
Periods Ending December 31, 2002                           1 Year    5 Year    10 Year        5 Year   10 Year   Inception
S&P 500 Index*                                            -22.10%    -0.59%     9.33%         -2.90%   144.06%
Salomon Brothers Broad Investment Grade
  Bond Index*                                              10.09%     7.52%     7.53%         43.73%   106.67%
60% S&P 500/40% Salomon Brothers Broad Investment Grade
  Bond Index*                                              -9.88%     3.09%     8.93%         16.44%   135.32%
Combined Index*++++                                        -9.88%     1.62%     6.61%          8.38%    89.68%
Income & Value Trust Series I                             -15.93%     2.19%     6.38%         11.44%    85.55%
Income & Value Trust Series II+++                                                                                 -15.02%

  ++ Current sub-adviser assignment became effective May 1, 1999.
 ++++ The Combined Index represents 32.5% of the return of the Wilshire 5000
      Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the returns of the S&P 500 Index and 40% of the returns of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibboston Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Income & Value Trust Series I returned -15.93%, underperforming the -9.88% return of the blend of 60% of the S&P 500 Index and 40% of the Salomon Brothers Broad Investment Grade Bond Index.

ENVIRONMENT: The relative underperformance for the year was a result of the portfolio's overweight to equity securities, which substantially underperformed the blended benchmark for the year. Owning shares of several companies that came under scrutiny for aggressive accounting practices and tarnished management credibility hurt relative returns. Likewise, guilt by association caused our holdings in Utilities to fall, as the entire sector sold off.

The portfolio's investments in semiconductor capital equipment companies also hurt returns during the first nine months of the year. However, the Technology sector as a whole rebounded significantly during the final months of 2002. Within the Consumer Discretionary sector, our large holdings in Cable, Media and Internet-related companies had good returns.

OUTLOOK: The portfolio remains overweight equities. We acknowledge that the coming year holds some challenges for stocks: profits have been slow to recover; many companies face rising costs but have little pricing power; consumer spending may slow down before corporate spending picks up; oil prices are high; and today's geopolitical tensions may be with us for some time. Despite these concerns, we think 2003 will favor stocks over bonds.

                                       xliv

                                 BALANCED TRUST

INVESTMENT OBJECTIVE &   To achieve current income and capital appreciation by
  POLICIES:              investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate
                         fixed income securities.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGER:       Rhonda Chang, Adrian Hussey, John McIntyre, Mark Schmeer,
                         Gary Stewart
INCEPTION DATE:          January 1, 1997++++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                             LEHMAN BROTHERS
                                                                         LEHMAN BROTHERS           IT
                                 BALANCED TRUST                          AGGREGATE BOND     GOVERNMENT/CREDIT
                                    SERIES I          S&P 500 INDEX           INDEX            BOND INDEX        COMBINED INDEX
                                 --------------       -------------      ---------------    -----------------    --------------
Dec. 1996                           10000.00            10000.00            10000.00            10000.00            10000.00
Jan. 1997                           10374.00            10625.00            10031.00            10039.00            10326.00
Feb. 1997                           10362.00            10708.00            10056.00            10058.00            10381.00
Mar. 1997                           10196.00            10268.00             9944.00             9989.00            10107.00
Apr. 1997                           10515.00            10881.00            10094.00            10107.00            10485.00
May. 1997                           10901.00            11543.00            10190.00            10190.00            10856.00
Jun. 1997                           11239.00            12081.00            10311.00            10283.00            11163.00
Jul. 1997                           11570.00            13021.00            10589.00            10492.00            11757.00
Aug. 1997                           11208.00            12291.00            10499.00            10439.00            11380.00
Sep. 1997                           11655.00            12965.00            10655.00            10561.00            11776.00
Oct. 1997                           11563.00            12532.00            10809.00            10678.00            11665.00
Nov. 1997                           11704.00            13112.00            10859.00            10701.00            11962.00
Dec. 1997                           11852.00            13338.00            10968.00            10787.00            12125.00
Jan. 1998                           12170.00            13486.00            11109.00            10928.00            12270.00
Feb. 1998                           12532.00            14459.00            11100.00            10919.00            12707.00
Mar. 1998                           12777.00            15199.00            11138.00            10954.00            13054.00
Apr. 1998                           12891.00            15352.00            11196.00            11009.00            13154.00
May. 1998                           12821.00            15088.00            11302.00            11090.00            13103.00
Jun. 1998                           12982.00            15701.00            11398.00            11160.00            13425.00
Jul. 1998                           12710.00            15534.00            11422.00            11200.00            13368.00
Aug. 1998                           12019.00            13288.00            11608.00            11375.00            12510.00
Sep. 1998                           12654.00            14139.00            11880.00            11661.00            13057.00
Oct. 1998                           13066.00            15289.00            11817.00            11649.00            13554.00
Nov. 1998                           13345.00            16216.00            11884.00            11648.00            14003.00
Dec. 1998                           13458.00            17150.00            11920.00            11695.00            14428.00
Jan. 1999                           13298.00            17867.00            12004.00            11759.00            14781.00
Feb. 1999                           12972.00            17311.00            11794.00            11586.00            14422.00
Mar. 1999                           13159.00            18004.00            11859.00            11673.00            14750.00
Apr. 1999                           13427.00            18700.00            11897.00            11709.00            15059.00
May. 1999                           13383.00            18259.00            11792.00            11619.00            14815.00
Jun. 1999                           13598.00            19272.00            11755.00            11627.00            15202.00
Jul. 1999                           13331.00            18671.00            11705.00            11617.00            14933.00
Aug. 1999                           13360.00            18578.00            11700.00            11626.00            14892.00
Sep. 1999                           13093.00            18069.00            11835.00            11734.00            14775.00
Oct. 1999                           13293.00            19213.00            11879.00            11765.00            15269.00
Nov. 1999                           13137.00            19603.00            11878.00            11779.00            15424.00
Dec. 1999                           13235.00            20757.00            11821.00            11740.00            15841.00
Jan. 2000                           12842.00            19715.00            11782.00            11696.00            15340.00
Feb. 2000                           13392.00            19342.00            11924.00            11792.00            15216.00
Mar. 2000                           14053.00            21234.00            12082.00            11915.00            16173.00
Apr. 2000                           13142.00            20595.00            12047.00            11888.00            15866.00
May. 2000                           12707.00            20173.00            12041.00            11907.00            15681.00
Jun. 2000                           13352.00            20669.00            12291.00            12116.00            16023.00
Jul. 2000                           13236.00            20347.00            12403.00            12208.00            15921.00
Aug. 2000                           14206.00            21610.00            12583.00            12352.00            16590.00
Sep. 2000                           13515.00            20469.00            12662.00            12465.00            16125.00
Oct. 2000                           13111.00            20383.00            12746.00            12522.00            16114.00
Nov. 2000                           11923.00            18777.00            12955.00            12692.00            15439.00
Dec. 2000                           12000.00            18867.00            13196.00            12926.00            15598.00
Jan. 2001                           12497.00            19537.00            13411.00            13138.00            16032.00
Feb. 2001                           11636.00            17755.00            13527.00            13263.00            15216.00
Mar. 2001                           10991.00            16631.00            13595.00            13365.00            14685.00
Apr. 2001                           11666.00            17923.00            13538.00            13330.00            15354.00
May. 2001                           11610.00            18043.00            13619.00            13405.00            15452.00
Jun. 2001                           11324.00            17605.00            13671.00            13454.00            15293.00
Jul. 2001                           11237.00            17432.00            13977.00            13734.00            15389.00
Aug. 2001                           10729.00            16341.00            14138.00            13872.00            14996.00
Sep. 2001                           10071.00            15021.00            14302.00            14074.00            14477.00
Oct. 2001                           10412.00            15308.00            14601.00            14308.00            14767.00
Nov. 2001                           10753.00            16482.00            14399.00            14165.00            15231.00
Dec. 2001                           10777.00            16624.00            14307.00            14087.00            15249.00
Jan. 2002                           10619.00            16382.00            14423.00            14160.00            15199.00
Feb. 2002                           10444.00            16066.00            14563.00            14272.00            15127.00
Mar. 2002                           10674.00            16670.00            14321.00            14055.00            15286.00
Apr. 2002                           10229.00            15660.00            14599.00            14287.00            14970.00
May. 2002                           10132.00            15544.00            14723.00            14430.00            14979.00
Jun. 2002                            9612.00            14437.00            14851.00            14554.00            14511.00
Jul. 2002                            9198.00            13311.00            15031.00            14725.00            14033.00
Aug. 2002                            9328.00            13399.00            15285.00            14945.00            14197.00
Sep. 2002                            8686.00            11943.00            15533.00            15212.00            13541.00
Oct. 2002                            9149.00            12994.00            15461.00            15153.00            14106.00
Nov. 2002                            9450.00            13759.00            15457.00            15139.00            14519.00
Dec. 2002                            9229.00            12950.00            15776.00            15469.00            14242.00

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return             Cumulative Total Return
                                                                                Since                             Since
Periods Ending December 31, 2002                           1 Year    5 Year   Inception             5 Year      Inception
S&P 500 Index*                                             -22.10%   -0.59%     4.40%               -2.90%        29.50%
Lehman Brothers Aggregate Bond Index*+                      10.27%    7.54%     7.90%               43.84%        57.76%
Lehman Brothers IT Government/Credit Bond Index*             9.82%    7.48%     7.54%               43.41%        54.69%
Combined Index*++                                           -6.60%    3.27%     6.07%               17.46%        42.42%
Balanced Trust Series I                                    -14.36%   -4.76%    -1.33%              -21.65%        -7.71%
Balanced Trust Series II+++                                                                                      -13.67%

  + The Lehman Brothers Aggregate Bond Index was added to more accurately reflect the investment objective of the Balanced Trust.
  ++ The Combined Index represents 50% of the return of the S&P 500 Index and
     50% of the return of the Lehman Brothers Aggregate Bond Index through December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 through April 30, 2001. As of May 2001, the index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index. The Combined Index was prepared using Ibbotson Associates Software and Data.
 ++++ Current subadvisor assignment became effective April 30, 2001.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Balanced Trust Series I returned -14.36%, underperforming the -6.60% return of the Combined Index.

ENVIRONMENT: The S&P 500 Index declined sharply in 2002, falling 22.10% in response to increased geopolitical tensions, conflict with Iraq, declining corporate operating profits and slower economic growth. Consumer Staples, Basic Materials and Energy outperformed. Technology, Telecommunications Services and Utilities underperformed. Over the year, the bond market rallied and the yield curve steepened in response to geopolitical risks, threats of terrorism, poor stock market performance, corporate governance issues and a sputtering domestic economy. The Federal Reserve acted only once in 2002, lowering the Fed funds rate by a half percentage point in November. For most of 2002, consumer spending was strong, despite weak employment conditions and flagging confidence. Business investment spending was weak for a second consecutive year. Investment-grade corporate spreads, although volatile, were only marginally wider by the end of the year. Agency and mortgage-backed securities spreads were tighter in 2002. Stock selection within the growth sectors detracted from performance while our bond holdings performed close to the Index.

OUTLOOK: We remain positive about 2003. Valuations are more reasonable: the S&P 500 Index trades at 17.5 times 2003 earnings. When compared to interest rates, the market is attractively valued. The consumer remains healthy, as evidenced by strong auto and housing sales, and the proposed economic stimulus package will sustain the pace of recovery. The last time the market had four consecutive down years was during the Great Depression. However, the potential of a long war with Iraq, increased tensions in North Korea, and other geopolitical unrest could weigh on the economy and the markets.

                                       xlv

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To seek to achieve an above-average total return, over a
  POLICIES:              market cycle of 3 to 5 years by investing at least 80% of
                         the portfolio's net assets in high yield securities,
                         including corporate bonds, preferred stocks, U.S. Government
                         Securities, mortgage backed securities, and convertible
                         securities. The portfolio may also invest in foreign fixed-
                         income securities, including emerging markets securities.
SUBADVISER:              Miller Anderson
PORTFOLIO MANAGER:       Stephen Esser, Gordon Loery and Deanna L. Loughnane
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                                   CSFB GLOBAL HIGH YIELD BOND
                                                                 HIGH YIELD TRUST SERIES I                    INDEX
                                                                 -------------------------         ---------------------------
Dec. 1996                                                                 10000.00                           10000.00
Jan. 1997                                                                 10058.00                           10073.00
Feb. 1997                                                                 10144.00                           10262.00
Mar. 1997                                                                  9904.00                           10147.00
Apr. 1997                                                                 10144.00                           10238.00
May 1997                                                                  10392.00                           10444.00
Jun. 1997                                                                 10576.00                           10586.00
Jul. 1997                                                                 10944.00                           10810.00
Aug. 1997                                                                 10912.00                           10868.00
Sep. 1997                                                                 11136.00                           11084.00
Oct. 1997                                                                 11032.00                           11082.00
Nov. 1997                                                                 11138.00                           11161.00
Dec. 1997                                                                 11268.00                           11263.00
Jan. 1998                                                                 11443.00                           11454.00
Feb. 1998                                                                 11575.00                           11543.00
Mar. 1998                                                                 11725.00                           11601.00
Apr. 1998                                                                 11780.00                           11688.00
May 1998                                                                  11722.00                           11723.00
Jun. 1998                                                                 11747.00                           11748.00
Jul. 1998                                                                 11864.00                           11830.00
Aug. 1998                                                                 10922.00                           11027.00
Sep. 1998                                                                 10981.00                           11026.00
Oct. 1998                                                                 10831.00                           10806.00
Nov. 1998                                                                 11589.00                           11354.00
Dec. 1998                                                                 11581.00                           11328.00
Jan. 1999                                                                 11698.00                           11435.00
Feb. 1999                                                                 11654.00                           11411.00
Mar. 1999                                                                 11869.00                           11514.00
Apr. 1999                                                                 12326.00                           11769.00
May 1999                                                                  12012.00                           11642.00
Jun. 1999                                                                 12056.00                           11648.00
Jul. 1999                                                                 12083.00                           11653.00
Aug. 1999                                                                 11993.00                           11550.00
Sep. 1999                                                                 12047.00                           11461.00
Oct. 1999                                                                 12074.00                           11405.00
Nov. 1999                                                                 12370.00                           11560.00
Dec. 1999                                                                 12508.00                           11700.00
Jan. 2000                                                                 12449.00                           11653.00
Feb. 2000                                                                 12556.00                           11725.00
Mar. 2000                                                                 12411.00                           11549.00
Apr. 2000                                                                 12373.00                           11532.00
May 2000                                                                  12080.00                           11347.00
Jun. 2000                                                                 12343.00                           11602.00
Jul. 2000                                                                 12266.00                           11711.00
Aug. 2000                                                                 12393.00                           11789.00
Sep. 2000                                                                 12119.00                           11681.00
Oct. 2000                                                                 11641.00                           11317.00
Nov. 2000                                                                 10967.00                           10871.00
Dec. 2000                                                                 11387.00                           11090.00
Jan. 2001                                                                 12150.00                           11754.00
Feb. 2001                                                                 12188.00                           11873.00
Mar. 2001                                                                 11680.00                           11638.00
Apr. 2001                                                                 11363.00                           11517.00
May 2001                                                                  11460.00                           11747.00
Jun. 2001                                                                 11112.00                           11565.00
Jul. 2001                                                                 11112.00                           11689.00
Aug. 2001                                                                 11210.00                           11852.00
Sep. 2001                                                                 10404.00                           11105.00
Oct. 2001                                                                 10491.00                           11358.00
Nov. 2001                                                                 10818.00                           11725.00
Dec. 2001                                                                 10763.00                           11732.00
Jan. 2002                                                                 10763.00                           11841.00
Feb. 2002                                                                 10546.00                           11757.00
Mar. 2002                                                                 10546.00                           12026.00
Apr. 2002                                                                 10673.00                           12217.00
May 2002                                                                  10566.00                           12174.00
Jun. 2002                                                                 10070.00                           11749.00
Jul. 2002                                                                  9585.00                           11413.00
Aug. 2002                                                                  9692.00                           11562.00
Sep. 2002                                                                  9633.00                           11420.00
Oct. 2002                                                                  9538.00                           11350.00
Nov. 2002                                                                 10058.00                           11950.00
Dec. 2002                                                                 10047.00                           12096.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2002                              1 Year   5 Year   Inception         5 Year       Inception
CSFB Global High Yield Bond Index*                             3.11%    1.44%     3.22%            7.40%         20.96%
High Yield Trust Series I                                     -6.65%   -2.31%     0.08%          -10.84%          0.47%
High Yield Trust Series II+++                                                                                    -7.42%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the High Yield Trust Series I returned -6.65%, underperforming the +3.11% return of the CSFB High Yield Index.

ENVIRONMENT: The high-yield market experienced another disappointing year during 2002 with low returns, continued high default rates, and increased volatility. The Trust's relative performance was hurt by holdings in the Telecom and Utilities sectors. After a favorable start to the year as a consequence of stronger-then-expected economic growth, rising equity prices and asset class inflows, the market turned down strongly during the second and third quarters. Well-publicized accounting scandals at WorldCom, Adelphia and other notable companies devastated investor confidence and led to huge declines in equity markets and significant underperformance for most corporate bonds. The tide turned during the fourth quarter, however, as the equity market rallied, investor confidence improved and the economy showed signs of stabilizing.

OUTLOOK: We believe that the U.S. economy will experience a recovery in the upcoming year, and that high-yield default rates will fall. Corporate America's renewed focus on repairing balance sheets provides support for the view that the credit cycle might be turning more positive. Recent improvement in most economic data and an extremely accommodative monetary policy are helping to bolster investor confidence, and could prompt a continuation of the recent positive trend in asset class flows. Taken together, these factors could provide the spark for improved performance within the high-yield asset class in the coming year.

                                       xlvi

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of total return consistent with
  POLICIES:              preservation of capital by investing at least 80% of the
                         portfolio's net assets in fixed income securities. These
                         investments can be among five segments of the fixed income market: (i) United States government obligations, (ii)
                         investment-grade domestic corporate fixed income securities,
                         (iii) high yield, high risk corporate fixed income
                         securities (commonly called "junk bonds"), (iv)
                         mortgage-backed securities and (v) investment-grade and high yield international fixed income securities. SaBAM will
                         determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from investment in these securities without incurring undue risks to principal value.
                         In pursuing its objective, the portfolio may invest without limitation in high yield, high risk securities.
SUBADVISER:              Salomon Brothers Asset Management Inc (SaBAM)
PORTFOLIO MANAGERS:      Roger M. Lavan, David J. Scott and Peter J. Wilby
INCEPTION DATE:          February 19, 1993

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               STRATEGIC BOND TRUST SERIES I                  INDEX
                                                               -----------------------------      ------------------------------
Feb. 1993                                                                  10000                              10000
                                                                           10050                              10042
                                                                           10080                              10112
                                                                           10150                              10125
                                                                           10400                              10309
                                                                           10460                              10367
                                                                           10550                              10549
                                                                           10560                              10577
                                                                           10760                              10617
                                                                           10760                              10526
Dec. 1993                                                                  10880                              10583
                                                                           11050                              10726
                                                                           10820                              10539
                                                                           10440                              10279
                                                                           10372                              10197
                                                                           10393                              10196
                                                                           10383                              10173
                                                                           10403                              10376
                                                                           10414                              10388
                                                                           10445                              10236
                                                                           10424                              10226
                                                                           10383                              10204
Dec. 1994                                                                  10228                              10274
                                                                           10207                              10478
                                                                           10290                              10727
                                                                           10300                              10792
                                                                           10710                              10944
                                                                           11154                              11367
                                                                           11284                              11450
                                                                           11360                              11425
                                                                           11436                              11563
                                                                           11620                              11675
                                                                           11706                              11827
                                                                           11912                              12004
Dec. 1995                                                                  12194                              12173
                                                                           12651                              12253
                                                                           12464                              12040
                                                                           12475                              11955
                                                                           12640                              11888
                                                                           12745                              11865
                                                                           12886                              12024
                                                                           12979                              12056
                                                                           13155                              12036
                                                                           13576                              12245
                                                                           13893                              12517
                                                                           13939                              12731
Dec. 1996                                                                  13986                              12613
                                                                           14126                              12652
                                                                           14302                              12683
                                                                           14056                              12542
                                                                           14205                              12731
                                                                           14531                              12852
                                                                           14731                              13004
                                                                           15120                              13356
                                                                           15082                              13242
                                                                           15371                              13438
                                                                           15170                              13633
                                                                           15346                              13696
Dec. 1997                                                                  15521                              13834
                                                                           15684                              14011
                                                                           15797                              14000
                                                                           15910                              14047
                                                                           15952                              14120
                                                                           15952                              14255
                                                                           15926                              14376
                                                                           15979                              14406
                                                                           14946                              14641
                                                                           15402                              14983
                                                                           15362                              14904
                                                                           15738                              14989
Dec. 1998                                                                  15724                              15034
                                                                           15710                              15141
                                                                           15589                              14876
                                                                           15816                              14957
                                                                           16057                              15005
                                                                           15768                              14873
                                                                           15782                              14826
                                                                           15739                              14763
                                                                           15595                              14756
                                                                           15754                              14927
                                                                           15796                              14982
                                                                           15926                              14981
Dec. 1999                                                                  16074                              14909
                                                                           16002                              14860
                                                                           16218                              15040
                                                                           16377                              15238
                                                                           16218                              15194
                                                                           16075                              15186
                                                                           16422                              15502
                                                                           16596                              15643
                                                                           16802                              15870
                                                                           16755                              15970
                                                                           16676                              16076
                                                                           16881                              16339
Dec. 2000                                                                  17245                              16643
                                                                           17496                              16914
                                                                           17638                              17062
                                                                           17654                              17147
                                                                           17569                              17075
                                                                           17671                              17177
                                                                           17689                              17243
                                                                           18013                              17629
                                                                           18234                              17831
                                                                           18148                              18038
                                                                           18508                              18415
                                                                           18338                              18161
Dec. 2001                                                                  18338                              18045
                                                                           18559                              18191
                                                                           18747                              18368
                                                                           18713                              18063
                                                                           19063                              18413
                                                                           19082                              18570
                                                                           18788                              18731
                                                                           18568                              18958
                                                                           19118                              19278
                                                                           19173                              19591
                                                                           19229                              19500
                                                                           19614                              19495
Dec. 2002                                                                  19981                              19898

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                   Since                              Since
Periods Ending December 31, 2002                              1 Year   5 Year    Inception             5 Year       Inception
Lehman Brothers Aggregate Bond Index*                         10.27%    7.54%      7.25%               43.84%         98.98%
Strategic Bond Trust Series I                                  8.96%    5.18%      7.27%               28.73%         99.81%
Strategic Bond Trust Series II+++                                                                                      7.46%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Strategic Bond Trust Series I returned +8.96% underperforming the +10.27% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Slow economic growth, low interest rates and perceptions of benign inflation prompted many risk-averse investors to reallocate their money from equities into higher-rated investment-grade debt securities during 2002. U.S. Treasury securities and other higher-rated investment-grade issues benefited from "flight-to-quality" buying. As the year progressed, questions about the momentum behind an economic recovery lingered, leading the Federal Reserve and the European Central Bank (ECB) to cut key short-term interest rates. U.S. Treasuries generally continued to hold up well through the fourth quarter amid a volatile investment climate. U.S. Treasury bonds experienced a mild rally toward the end of the year as economic data suggested relatively weak holiday sales growth. Although the U.S. high-yield market gained momentum over recent months, it faced a series of challenges earlier that contributed to its volatility. Those challenges included corporate integrity concerns, downgrades in corporate debt ratings and uncertainties about the economic recovery. As the period progressed, the combination of an equity market rally, interest rate cut, improving economic data and large mutual inflows propelled the high-yield market higher as investors became more optimistic about the investment environment. Despite volatility, we became relatively more bullish on credit risk.

OUTLOOK: We anticipate a gradually improving U.S. economy, which will lead the Fed to eventually raise short-term interest rates. We feel that bond prices in general may therefore come under pressure. Nonetheless, we believe investment-grade securities can offer long-term value as part of a broader balanced portfolio. An economic recovery may enhance the backdrop for the high-yield market -- and we think that we will have a muted recovery in 2003. We continue to focus on selective opportunities in the single-B sector. Furthermore, we are seeking suitable opportunities in lower-quality investment-grade and crossover (investment-grade/high-yield) bonds. We think the investment environment will be moderate in terms of credit risk in 2003 and we will selectively add a moderate amount of credit risk to the portfolio.

                                      xlvii

                               GLOBAL BOND TRUST

INVESTMENT OBJECTIVE &   To achieve maximum total return consistent with preservation
  POLICIES:              of capital and prudent investment management by investing, under normal market conditions, at least 80% of the
                         portfolio's net assets in fixed income securities. These
                         fixed income securities include fixed income securities
                         denominated in major foreign currencies and in U.S. dollars.
                         The portfolio may also invest in baskets of foreign
                         currencies (such as the euro), and the U.S. dollar.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       Michael R. Asay
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                                  JP MORGAN GLOBAL UNHEDGED BOND
                                                                 GLOBAL BOND TRUST SERIES I                   INDEX
                                                                 --------------------------       ------------------------------
Dec. 1992                                                                  10000                              10000
Jan. 1993                                                                  10233                              10170
Feb. 1993                                                                  10505                              10334
Mar. 1993                                                                  10609                              10493
Apr. 1993                                                                  10814                              10684
May 1993                                                                   10917                              10751
Jun. 1993                                                                  10985                              10760
Jul. 1993                                                                  11198                              10764
Aug. 1993                                                                  11737                              11083
Sep. 1993                                                                  11660                              11200
Oct. 1993                                                                  11796                              11195
Nov. 1993                                                                  11591                              11113
Dec. 1993                                                                  11899                              11226
Jan. 1994                                                                  12164                              11332
Feb. 1994                                                                  11728                              11207
Mar. 1994                                                                  11455                              11156
Apr. 1994                                                                  11368                              11147
May 1994                                                                   11062                              11054
Jun. 1994                                                                  11062                              11186
Jul. 1994                                                                  11215                              11291
Aug. 1994                                                                  11134                              11261
Sep. 1994                                                                  11161                              11317
Oct. 1994                                                                  11323                              11486
Nov. 1994                                                                  11206                              11342
Dec. 1994                                                                  11215                              11368
Jan. 1995                                                                  11305                              11597
Feb. 1995                                                                  11565                              11897
Mar. 1995                                                                  11862                              12502
Apr. 1995                                                                  12154                              12701
May 1995                                                                   12476                              13055
Jun. 1995                                                                  12476                              13136
Jul. 1995                                                                  12704                              13198
Aug. 1995                                                                  12761                              12831
Sep. 1995                                                                  12979                              13120
Oct. 1995                                                                  13169                              13248
Nov. 1995                                                                  13492                              13397
Dec. 1995                                                                  13814                              13563
Jan. 1996                                                                  13852                              13423
Feb. 1996                                                                  13729                              13345
Mar. 1996                                                                  13748                              13325
Apr. 1996                                                                  13881                              13276
May 1996                                                                   13996                              13289
Jun. 1996                                                                  14183                              13405
Jul. 1996                                                                  14319                              13651
Aug. 1996                                                                  14517                              13709
Sep. 1996                                                                  14840                              13784
Oct. 1996                                                                  15278                              14057
Nov. 1996                                                                  15654                              14258
Dec. 1996                                                                  15612                              14158
Jan. 1997                                                                  15237                              13804
Feb. 1997                                                                  15226                              13709
Mar. 1997                                                                  15101                              13605
Apr. 1997                                                                  15204                              13529
May 1997                                                                   15330                              13848
Jun. 1997                                                                  15569                              14006
Jul. 1997                                                                  15615                              13954
Aug. 1997                                                                  15490                              13937
Sep. 1997                                                                  15878                              14247
Oct. 1997                                                                  15866                              14549
Nov. 1997                                                                  15901                              14374
Dec. 1997                                                                  16072                              14358
Jan. 1998                                                                  16289                              14502
Feb. 1998                                                                  16358                              14609
Mar. 1998                                                                  16392                              14500
Apr. 1998                                                                  16489                              14723
May 1998                                                                   16501                              14786
Jun. 1998                                                                  16275                              14828
Jul. 1998                                                                  16275                              14868
Aug. 1998                                                                  16023                              15278
Sep. 1998                                                                  16854                              16076
Oct. 1998                                                                  17068                              16436
Nov. 1998                                                                  16892                              16250
Dec. 1998                                                                  17295                              16555
Jan. 1999                                                                  17144                              16420
Feb. 1999                                                                  16577                              15871
Mar. 1999                                                                  16464                              15911
Apr. 1999                                                                  16600                              15906
May 1999                                                                   16211                              15626
Jun. 1999                                                                  15863                              15365
Jul. 1999                                                                  16169                              15703
Aug. 1999                                                                  16197                              15744
Sep. 1999                                                                  16378                              15971
Oct. 1999                                                                  16405                              15952
Nov. 1999                                                                  16141                              15762
Dec. 1999                                                                  16141                              15716
Jan. 2000                                                                  15696                              15407
Feb. 2000                                                                  15668                              15329
Mar. 2000                                                                  16044                              15776
Apr. 2000                                                                  15550                              15296
May 2000                                                                   15579                              15408
Jun. 2000                                                                  16039                              15782
Jul. 2000                                                                  15823                              15534
Aug. 2000                                                                  15737                              15422
Sep. 2000                                                                  15708                              15392
Oct. 2000                                                                  15478                              15208
Nov. 2000                                                                  15737                              15523
Dec. 2000                                                                  16412                              16082
Jan. 2001                                                                  16484                              16071
Feb. 2001                                                                  16484                              16076
Mar. 2001                                                                  15909                              15627
Apr. 2001                                                                  15938                              15565
May 2001                                                                   15866                              15519
Jun. 2001                                                                  15665                              15380
Jul. 2001                                                                  16154                              15769
Aug. 2001                                                                  16800                              16360
Sep. 2001                                                                  16944                              16476
Oct. 2001                                                                  17174                              16625
Nov. 2001                                                                  16901                              16379
Dec. 2001                                                                  16499                              15953
Jan. 2002                                                                  16312                              15698
Feb. 2002                                                                  16484                              15781
Mar. 2002                                                                  16484                              15711
Apr. 2002                                                                  17073                              16269
May. 2002                                                                  17476                              16712
Jun. 2002                                                                  18238                              17492
Jul. 2002                                                                  18324                              17684
Aug. 2002                                                                  18654                              18008
Sep. 2002                                                                  18870                              18221
Oct. 2002                                                                  18812                              18144
Nov. 2002                                                                  18913                              18149
Dec. 2002                                                                  19818                              19042

                              PERFORMANCE TABLE**

                                                                                                    Cumulative Total Return
                                                          Average Annual Total Return                                  Since
Periods Ending December 31, 2002                          1 Year    5 Year    10 Year             5 Year   10 Year   Inception
JP Morgan Global Unhedged Bond Index*                     19.37%     5.81%     6.65%              32.62%   90.42%
Global Bond Trust Series I                                20.12%     4.28%     7.08%              23.31%   98.18%
Global Bond Trust Series II+++                                                                                         21.21%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Global Bond Trust Series I returned +20.12%, outperforming the +19.37% return of the J.P. Morgan Global Bond Index.

ENVIRONMENT: While 2002 was a relatively difficult period for financial assets, fixed income securities weathered the storm relatively well. Outrage over the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt corporate bond performance, especially in the Telecommunications and Energy/Utilities sectors. Efforts by companies to rehabilitate their credit quality did little to reassure corporate bond investors. Sluggish global growth and anxiety over a potential war with Iraq spawned a flight to quality. Treasury yields fell, with the 10-year Treasury plunging to 3.59%, its lowest level in 40 years.

Investors' risk appetites began to return to normalcy in the fourth quarter, amid heightened confidence that U.S. and European policymakers would protect the global economy against the risk of deflation. The powerful Treasury rally stalled during the final quarter as investors regained interest in credit sensitive fixed income assets as well as non-U.S. bonds. The 10-year Treasury yield ended 2002 at 3.81%, down 1.24 percentage points for the year.

OUTLOOK: The global economic recovery will continue at a modest pace. Inflation will remain mild with interest rates near current levels. Official policy action, especially on the fiscal side, will remain a major focus for investors in an environment of weak growth and diminished price pressures. In Euroland, falling inflation will allow the European Central Bank to cut rates further. In Japan, which has little room for monetary policy action, fiscal policy is the only available, albeit limited, tool. In this environment we will:

    - Target duration neutral to slightly below the benchmark for U.S. assets to guard against higher U.S. rates.
    - Hold intermediate and long maturity inflation-indexed bonds, which will outperform conventional Treasuries should rates rise.
    - Trim exposure to mortgage-backed securities to offset duration extension risk, while focusing on higher coupon issues.
    - Maintain an overweight in Europe, focusing on intermediate maturities.
    - Underweight longer-term U.K. bonds.
    - Maintain a modest euro currency position.
    - Retain an underweight to Japanese government bonds, and maintain a neutral weight to the yen.

                                      xlviii

                               TOTAL RETURN TRUST

INVESTMENT OBJECTIVE &   To achieve maximum total return, consistent with
  POLICIES:              preservation of capital and prudent investment management by investing at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                         vary within a 3- to 6-year time frame based on PIMCO's
                         forecast for interest rates.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       William H. Gross
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                TOTAL RETURN TRUST SERIES I                   INDEX
                                                                ---------------------------       ------------------------------
Apr. 1999                                                                  10000                              10000
May 1999                                                                    9928                               9912
Jun. 1999                                                                   9896                               9880
Jul. 1999                                                                   9840                               9839
Aug. 1999                                                                   9824                               9834
Sep. 1999                                                                   9928                               9948
Oct. 1999                                                                   9936                               9985
Nov. 1999                                                                   9968                               9984
Dec. 1999                                                                   9896                               9936
Jan. 2000                                                                   9776                               9903
Feb. 2000                                                                   9849                              10023
Mar. 2000                                                                  10049                              10155
Apr. 2000                                                                  10032                              10126
May 2000                                                                   10024                              10121
Jun. 2000                                                                  10213                              10331
Jul. 2000                                                                  10303                              10425
Aug. 2000                                                                  10467                              10577
Sep. 2000                                                                  10475                              10643
Oct. 2000                                                                  10565                              10713
Nov. 2000                                                                  10778                              10889
Dec. 2000                                                                  10934                              11091
Jan. 2001                                                                  11049                              11272
Feb. 2001                                                                  11147                              11370
Mar. 2001                                                                  11196                              11427
Apr. 2001                                                                  11107                              11379
May. 2001                                                                  11123                              11447
Jun. 2001                                                                  11140                              11490
Jul. 2001                                                                  11506                              11748
Aug. 2001                                                                  11634                              11883
Sep. 2001                                                                  11856                              12021
Oct. 2001                                                                  12078                              12272
Nov. 2001                                                                  11908                              12103
Dec. 2001                                                                  11884                              12026
Jan. 2002                                                                  12012                              12123
Feb. 2002                                                                  12149                              12241
Mar. 2002                                                                  11961                              12038
Apr. 2002                                                                  12167                              12271
May. 2002                                                                  12239                              12375
Jun. 2002                                                                  12284                              12483
Jul. 2002                                                                  12338                              12634
Aug. 2002                                                                  12564                              12848
Sep. 2002                                                                  12681                              13056
Oct. 2002                                                                  12726                              12996
Nov. 2002                                                                  12771                              12992
Dec. 2002                                                                  13015                              13261

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                              1 Year            Inception                    Inception
Lehman Brothers Aggregate Bond Index*                         10.27%              8.00%                       32.61%
Total Return Trust Series I                                    9.52%              7.45%                       30.15%
Total Return Trust Series II+++                                                                                8.51%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Total Return Trust Series I returned +9.52%, underperforming the +10.27% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: While 2002 was a relatively difficult period for financial assets, fixed income securities weathered the storm relatively well. Outrage over the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt the performance of corporate bonds, especially in the Telecommunications and Energy/Utilities sectors. Efforts by companies to rehabilitate their credit quality did little to reassure corporate bond investors. Sluggish global growth and anxiety over a potential war with Iraq spawned a flight to quality. Treasury yields fell, with the 10-year Treasury plunging to 3.59% by the end of the third quarter, its lowest level in 40 years.

Investors' risk appetites began to return to normalcy in the fourth quarter, amid heightened confidence that U.S. and European policymakers would protect the global economy against the risk of deflation. The powerful Treasury rally stalled during the final quarter as investors regained interest in credit-sensitive fixed income assets as well as non-U.S. bonds. The 10-year Treasury yield ended 2002 at 3.81%, down 1.24 percentage points for the year.

OUTLOOK: With the global economy in transition, we will look to add value by protecting portfolios against both deflation and reflation. We will target duration neutral to slightly above benchmark. The above-index duration will come from exposure to Europe, where weaker growth should cause rates to fall toward or below U.S. levels. Yield curve exposure will focus on short and long maturities, as the middle of the curve will bear the brunt of rate increases.

Sector strategies will combine yield enhancement and a conservative credit stance. We will reduce our mortgage overweight to offset duration extension risk. However, we will exploit mortgages' attractive risk-adjusted yields by focusing on higher coupon issues that will fare relatively well if rates rise. We will underweight corporates, but we will add value by selecting corporates with attractive yield premiums and solid fundamentals. High quality emerging market bonds are another source of incremental yield and should perform well as the global economy improves.

                                       xlix

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of current income consistent with
  POLICIES:              the maintenance of principal and liquidity by investing,
                         under normal market conditions, at least 80% of the
                         portfolio's net assets in investment grade bonds. The
                         portfolio will invest primarily in corporate bonds and U.S.
                         government bonds with intermediate to longer-term
                         maturities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                 INVESTMENT QUALITY BOND    LEHMAN BROTHERS AGGREGATE
                                                     TRUST SERIES I                BOND INDEX                COMBINED INDEX
                                                 -----------------------    -------------------------        --------------
Dec. 1992                                               10000.00                    10000.00                    10000.00
                                                        10225.00                    10192.00                    10223.00
                                                        10423.00                    10370.00                    10443.00
                                                        10492.00                    10414.00                    10478.00
                                                        10548.00                    10487.00                    10559.00
                                                        10548.00                    10500.00                    10560.00
                                                        10756.00                    10691.00                    10805.00
                                                        10802.00                    10751.00                    10876.00
                                                        11020.00                    10940.00                    11133.00
                                                        11065.00                    10969.00                    11168.00
                                                        11101.00                    11010.00                    11217.00
                                                        10947.00                    10916.00                    11087.00
Dec. 1993                                               11001.00                    10975.00                    11141.00
                                                        11147.00                    11123.00                    11325.00
                                                        10874.00                    10930.00                    11071.00
                                                        10557.00                    10660.00                    10777.00
                                                        10443.00                    10574.00                    10682.00
                                                        10433.00                    10573.00                    10655.00
                                                        10414.00                    10550.00                    10629.00
                                                        10605.00                    10760.00                    10862.00
                                                        10624.00                    10773.00                    10870.00
                                                        10462.00                    10615.00                    10693.00
                                                        10433.00                    10605.00                    10677.00
                                                        10405.00                    10582.00                    10658.00
Dec. 1994                                               10490.00                    10655.00                    10735.00
                                                        10681.00                    10866.00                    10949.00
                                                        10919.00                    11124.00                    11225.00
                                                        10995.00                    11192.00                    11307.00
                                                        11161.00                    11349.00                    11476.00
                                                        11619.00                    11788.00                    11978.00
                                                        11710.00                    11874.00                    12077.00
                                                        11670.00                    11848.00                    12028.00
                                                        11812.00                    11991.00                    12195.00
                                                        11934.00                    12108.00                    12325.00
                                                        12138.00                    12265.00                    12499.00
                                                        12331.00                    12449.00                    12715.00
Dec. 1995                                               12535.00                    12623.00                    12911.00
                                                        12596.00                    12707.00                    12993.00
                                                        12341.00                    12486.00                    12705.00
                                                        12240.00                    12398.00                    12599.00
                                                        12134.00                    12329.00                    12507.00
                                                        12101.00                    12304.00                    12485.00
                                                        12253.00                    12469.00                    12658.00
                                                        12285.00                    12503.00                    12686.00
                                                        12264.00                    12481.00                    12651.00
                                                        12491.00                    12699.00                    12890.00
                                                        12739.00                    12980.00                    13208.00
                                                        12988.00                    13202.00                    13464.00
Dec. 1996                                               12858.00                    13080.00                    13302.00
                                                        12891.00                    13120.00                    13318.00
                                                        12923.00                    13153.00                    13355.00
                                                        12761.00                    13007.00                    13181.00
                                                        12972.00                    13202.00                    13376.00
                                                        13088.00                    13328.00                    13509.00
                                                        13263.00                    13486.00                    13681.00
                                                        13682.00                    13850.00                    14126.00
                                                        13519.00                    13733.00                    13950.00
                                                        13740.00                    13936.00                    14176.00
                                                        13903.00                    14138.00                    14389.00
                                                        13972.00                    14203.00                    14467.00
Dec. 1997                                               14112.00                    14346.00                    14619.00
                                                        14356.00                    14530.00                    14815.00
                                                        14333.00                    14518.00                    14792.00
                                                        14380.00                    14568.00                    14841.00
                                                        14445.00                    14643.00                    14921.00
                                                        14593.00                    14783.00                    15087.00
                                                        14704.00                    14908.00                    15229.00
                                                        14740.00                    14939.00                    15233.00
                                                        14864.00                    15183.00                    15468.00
                                                        15295.00                    15538.00                    15927.00
                                                        15171.00                    15456.00                    15778.00
                                                        15282.00                    15544.00                    15929.00
Dec. 1998                                               15344.00                    15591.00                    15970.00
                                                        15455.00                    15701.00                    16097.00
                                                        15098.00                    15427.00                    15713.00
                                                        15221.00                    15511.00                    15800.00
                                                        15290.00                    15561.00                    15841.00
                                                        15095.00                    15424.00                    15665.00
                                                        15030.00                    15375.00                    15609.00
                                                        14965.00                    15310.00                    15554.00
                                                        14913.00                    15303.00                    15535.00
                                                        15056.00                    15480.00                    15683.00
                                                        15069.00                    15537.00                    15732.00
                                                        15108.00                    15536.00                    15730.00
Dec. 1999                                               15069.00                    15461.00                    15637.00
                                                        15043.00                    15410.00                    15620.00
                                                        15212.00                    15597.00                    15804.00
                                                        15394.00                    15803.00                    16010.00
                                                        15306.00                    15757.00                    15917.00
                                                        15222.00                    15749.00                    15893.00
                                                        15531.00                    16076.00                    16235.00
                                                        15672.00                    16223.00                    16412.00
                                                        15882.00                    16458.00                    16640.00
                                                        15952.00                    16562.00                    16706.00
                                                        15995.00                    16671.00                    16795.00
                                                        16177.00                    16944.00                    17070.00
Dec. 2000                                               16486.00                    17259.00                    17407.00
                                                        16809.00                    17541.00                    17734.00
                                                        17020.00                    17693.00                    17913.00
                                                        17076.00                    17782.00                    17999.00
                                                        16948.00                    17707.00                    17875.00
                                                        17067.00                    17813.00                    17986.00
                                                        17082.00                    17881.00                    18072.00
                                                        17515.00                    18282.00                    18524.00
                                                        17709.00                    18492.00                    18763.00
                                                        17709.00                    18706.00                    18911.00
                                                        18128.00                    19097.00                    19389.00
                                                        17844.00                    18834.00                    19089.00
Dec. 2001                                               17694.00                    18713.00                    18940.00
                                                        17844.00                    18865.00                    19082.00
                                                        18008.00                    19048.00                    19242.00
                                                        17769.00                    18732.00                    18856.00
                                                        18112.00                    19095.00                    19212.00
                                                        18238.00                    19257.00                    19396.00
                                                        18269.00                    19425.00                    19548.00
                                                        18332.00                    19660.00                    19757.00
                                                        18727.00                    19992.00                    20209.00
                                                        19074.00                    20316.00                    20638.00
                                                        18837.00                    20223.00                    20436.00
                                                        18979.00                    20217.00                    20480.00
Dec. 2002                                               19453.00                    20635.00                    21026.00

                              PERFORMANCE TABLE**

                                                                                                Cumulative Total Return
                                                      Average Annual Total Return                                  Since
Periods Ending December 31, 2002                      1 Year    5 Year    10 Year             5 Year   10 Year   Inception
Lehman Brothers Aggregate Bond Index*                 10.27%     7.54%     7.51%              43.84%   106.35%
Customized Index*+                                    11.03%     7.54%     7.71%              43.82%   110.26%
Investment Quality Bond Trust Series I                 9.94%     6.63%     6.88%              37.84%    94.53%
Investment Quality Bond Trust Series II+++                                                                          9.02%

  + The Combined Index is comprised of 50% of the return of the Lehman Brothers
    Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.
  ++ Current subadvisor assignment became effective April 23, 1991
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Investment Quality Bond Trust Series I returned +9.94%, underperforming the +11.03% return of the 50% Lehman Government Index/50% Lehman Corporate Index.

ENVIRONMENT: The strong rally of the U.S. equity market in the fourth quarter was not enough to overcome significant losses posted by the markets earlier in 2002. For the year, the Lehman Brothers Aggregate Index significantly outperformed equity market, as it gained 10.27%, while the S&P 500 Index lost 22.10% of its value. The portfolio underperformed its benchmark for the year due to our overweight position in corporate bonds and underweight position in Treasuries.

In order to continue to stimulate growth, the Federal Reserve cut policy rates by 5.25 percentage points in less than two years. Most recently, the Fed cut the fed funds rate by an additional half percentage point in November. This, combined with heightened geopolitical concerns, drove short-term U.S. Treasury yields sharply lower, steepening the yield curve.

OUTLOOK: Over the next year, as fears of accounting scandals and continued geopolitical instability subside, we believe the markets will shift their focus to the extremely simulative fiscal and monetary policy and improving economy. As a result, we will continue to overweight corporates and mortgages versus Treasuries. With the lower-rated bonds at all-time wide spreads, we believe it is inevitable that as the economy improves, these bonds will perform well. As a result, despite their performance in the middle of last year, we believe that the significant outperformance of high yield, BBB-rated bonds and credit generally in the fourth quarter will continue through 2003.

                                        l

                             DIVERSIFIED BOND TRUST

INVESTMENT OBJECTIVE &   To achieve as high a total return as is consistent with the
  POLICIES:              conservation of capital by investing, under normal market
                         conditions, at least 80% of the portfolio's net assets in
                         fixed income securities, including up to 20% in non
                         investment-grade fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      James S. Baker, James R. Mulally, John W. Ressner and
                         Christine Cronin
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                             SALOMON BROTHERS BROAD
                                                 DIVERSIFIED BOND TRUST       INVESTMENT GRADE BOND
                                                        SERIES I                      INDEX                  COMBINED INDEX
                                                 ----------------------      ----------------------          --------------
Dec. 1992                                               10000.00                    10000.00                    10000.00
                                                        10139.00                    10202.00                    10127.00
                                                        10278.00                    10375.00                    10245.00
                                                        10362.00                    10416.00                    10370.00
                                                        10367.00                    10498.00                    10405.00
                                                        10415.00                    10504.00                    10494.00
                                                        10560.00                    10704.00                    10597.00
                                                        10599.00                    10765.00                    10652.00
                                                        10802.00                    10949.00                    10863.00
                                                        10812.00                    10986.00                    10877.00
                                                        10890.00                    11020.00                    10958.00
                                                        10812.00                    10928.00                    10835.00
Dec. 1993                                               10899.00                    10989.00                    10950.00
                                                        11093.00                    11137.00                    11146.00
                                                        10899.00                    10953.00                    11004.00
                                                        10628.00                    10681.00                    10753.00
                                                        10606.00                    10601.00                    10762.00
                                                        10637.00                    10600.00                    10789.00
                                                        10554.00                    10577.00                    10736.00
                                                        10761.00                    10778.00                    10922.00
                                                        10844.00                    10790.00                    11048.00
                                                        10699.00                    10635.00                    10918.00
                                                        10761.00                    10624.00                    10978.00
                                                        10627.00                    10596.00                    10870.00
Dec. 1994                                               10699.00                    10676.00                    10953.00
                                                        10813.00                    10897.00                    11101.00
                                                        11030.00                    11152.00                    11332.00
                                                        11165.00                    11217.00                    11476.00
                                                        11336.00                    11370.00                    11649.00
                                                        11652.00                    11822.00                    11961.00
                                                        11772.00                    11905.00                    12084.00
                                                        11913.00                    11881.00                    12223.00
                                                        12001.00                    12017.00                    12313.00
                                                        12153.00                    12130.00                    12492.00
                                                        12186.00                    12293.00                    12546.00
                                                        12404.00                    12485.00                    12778.00
Dec. 1995                                               12633.00                    12657.00                    12949.00
                                                        12764.00                    12743.00                    13079.00
                                                        12687.00                    12526.00                    13027.00
                                                        12676.00                    12436.00                    13037.00
                                                        12697.00                    12344.00                    13097.00
                                                        12743.00                    12337.00                    13157.00
                                                        12836.00                    12496.00                    13242.00
                                                        12732.00                    12530.00                    13112.00
                                                        12790.00                    12512.00                    13201.00
                                                        13080.00                    12730.00                    13489.00
                                                        13289.00                    13016.00                    13684.00
                                                        13626.00                    13231.00                    14025.00
Dec. 1996                                               13521.00                    13115.00                    13934.00
                                                        13673.00                    13166.00                    14095.00
                                                        13707.00                    13180.00                    14138.00
                                                        13521.00                    13047.00                    13953.00
                                                        13763.00                    13234.00                    14198.00
                                                        14057.00                    13358.00                    14529.00
                                                        14313.00                    13517.00                    14805.00
                                                        14748.00                    13883.00                    15261.00
                                                        14518.00                    13764.00                    15041.00
                                                        14863.00                    13966.00                    15389.00
                                                        14838.00                    14167.00                    15355.00
                                                        14966.00                    14234.00                    15499.00
Dec. 1997                                               15068.00                    14379.00                    15659.00
                                                        15234.00                    14565.00                    15829.00
                                                        15516.00                    14555.00                    16121.00
                                                        15771.00                    14611.00                    16353.00
                                                        15874.00                    14687.00                    16458.00
                                                        15888.00                    14828.00                    16462.00
                                                        16057.00                    14950.00                    16672.00
                                                        16057.00                    14981.00                    16642.00
                                                        15479.00                    15210.00                    16174.00
                                                        15846.00                    15569.00                    16567.00
                                                        16071.00                    15499.00                    16873.00
                                                        16367.00                    15585.00                    17192.00
Dec. 1998                                               16677.00                    15633.00                    17488.00
                                                        16889.00                    15749.00                    17693.00
                                                        16593.00                    15473.00                    17404.00
                                                        16847.00                    15561.00                    17639.00
                                                        16983.00                    15613.00                    17888.00
                                                        16750.00                    15469.00                    17723.00
                                                        16688.00                    15416.00                    17663.00
                                                        16611.00                    15355.00                    17592.00
                                                        16595.00                    15344.00                    17580.00
                                                        16781.00                    15528.00                    17791.00
                                                        16812.00                    15575.00                    17844.00
                                                        16843.00                    15573.00                    17843.00
Dec. 1999                                               16797.00                    15501.00                    17761.00
                                                        16688.00                    15458.00                    17711.00
                                                        16828.00                    15639.00                    17918.00
                                                        16983.00                    15842.00                    18151.00
                                                        16903.00                    15795.00                    18097.00
                                                        16867.00                    15780.00                    18080.00
                                                        17274.00                    16110.00                    18458.00
                                                        17433.00                    16257.00                    18626.00
                                                        17681.00                    16489.00                    18893.00
                                                        17823.00                    16601.00                    19021.00
                                                        17894.00                    16708.00                    19143.00
                                                        18141.00                    16978.00                    19453.00
Dec. 2000                                               18531.00                    17299.00                    19820.00
                                                        18867.00                    17585.00                    20148.00
                                                        19026.00                    17741.00                    20327.00
                                                        19062.00                    17833.00                    20433.00
                                                        18945.00                    17750.00                    20336.00
                                                        19038.00                    17865.00                    20469.00
                                                        19038.00                    17924.00                    20536.00
                                                        19451.00                    18338.00                    21011.00
                                                        19619.00                    18540.00                    21242.00
                                                        19807.00                    18768.00                    21503.00
                                                        20200.00                    19147.00                    21937.00
                                                        20013.00                    18883.00                    21635.00
Dec. 2001                                               19844.00                    18771.00                    21507.00
                                                        19938.00                    18920.00                    21677.00
                                                        20031.00                    19101.00                    21885.00
                                                        19769.00                    18786.00                    21524.00
                                                        20099.00                    19143.00                    21933.00
                                                        20216.00                    19306.00                    22119.00
                                                        20079.00                    19449.00                    22283.00
                                                        20118.00                    19680.00                    22548.00
                                                        20608.00                    20024.00                    22943.00
                                                        20785.00                    20343.00                    23308.00
                                                        20726.00                    20251.00                    23203.00
                                                        20903.00                    20247.00                    23198.00
Dec. 2002                                               21354.00                    20667.00                    23676.00

                              PERFORMANCE TABLE**

                                                                                                   Cumulative Total Return
                                                           Average Annual Total Return                                Since
Periods Ending December 31, 2002                           1 Year    5 Year    10 Year           5 Year   10 Year   Inception
Salomon Brothers Broad Investment Grade Bond Index*        10.09%     7.52%     7.53%            43.73%   106.67%
Combined Index*++++                                        10.09%     8.62%     9.00%            51.22%   136.76%
Diversified Bond Trust Series I                             7.61%     7.22%     7.88%            41.72%   113.54%
Diversified Bond Trust Series II+++                                                                                    7.21%

  ++ Current subadviser assignment became effective May 1, 1999.
 ++++ The Combined Index represents 20% of the return of the Wilshire 5000
      Index, 5% of the Lehman Brothers MSCI EAFE Index, 50% of the Aggregate Bond Index, 25% of the 90 Day T-Bill through April 30, 1999, and 100% of the return of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 and thereafter.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Diversified Bond Trust Series I returned +7.61%, underperforming the +10.09% return of the Salomon Brothers Broad Investment Grade Bond Index.

ENVIRONMENT: The portfolio kept pace with the benchmark for most of the year. However, during the second quarter, the portfolio's significant exposure to high-yield and split-rated bonds was detrimental to relative returns, particularly in June. While the portfolio largely avoided the companies that were at the center of negative news stories, it was hurt by exposure to the industries these companies operated in. Holdings in Utilities, Gas Pipelines, Media, Cable and Telecommunications dragged down returns as entire sectors sold off. This more than offset good results from holdings in Food, Banking, Railroads, and Aerospace and Defense. Exposure to emerging markets debt also hampered returns.

OUTLOOK: In our view, credit remains attractively priced. While there has been a powerful rally in corporate spreads, they are still very wide by historical standards. We trimmed some of the portfolio's lower-rated corporate holdings as they recovered but have maintained an overweight position in corporate securities, with an emphasis on BBB-rated bonds. We are slightly bearish on interest rates. We do not expect a sharp backup in rates and could even see rallies as geopolitical events cause investors to seek the safety of government bonds.

                                        li

                        U.S. GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of current income consistent with
  POLICIES:              the preservation of capital and maintenance of liquidity by investing at least 80% of the portfolio's net assets in debt obligations and mortgage-backed securities issued or
                         guaranteed by the U.S. government, its agencies or
                         instrumentalities and derivative securities such as CMOs
                         backed by such securities.
SUBADVISER:              Salomon Brothers Asset Management Inc.
PORTFOLIO MANAGER:       Roger M. Lavan
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                              U.S. GOVERNMENT SECURITIES TRUST      SALOMON BROTHERS 1-10 YEAR
                                                                          SERIES I                        TREASURY INDEX
                                                              --------------------------------      --------------------------
Dec. 1992                                                                  10000                               10000
                                                                           10169                               10194
                                                                           10314                             10337.7
                                                                           10360                             10373.9
                                                                           10429                             10462.1
                                                                           10397                             10427.6
                                                                           10565                             10581.9
                                                                           10581                             10603.1
                                                                           10716                             10762.1
                                                                           10756                             10809.5
                                                                           10772                             10825.7
                                                                           10716                             10772.6
Dec. 1993                                                                  10764                               10820
                                                                           10868                             10928.2
                                                                           10724                             10779.6
                                                                           10597                             10617.9
                                                                           10579                             10552.1
                                                                           10596                             10562.6
                                                                           10571                             10566.9
                                                                           10689                             10697.9
                                                                           10739                             10728.9
                                                                           10613                             10640.9
                                                                           10588                             10644.1
                                                                           10563                             10590.9
Dec. 1994                                                                  10630                             10630.1
                                                                           10815                             10809.7
                                                                           11042                             11010.8
                                                                           11109                             11070.3
                                                                           11233                             11195.3
                                                                           11638                             11511.1
                                                                           11710                             11585.9
                                                                           11683                             11592.8
                                                                           11791                             11683.3
                                                                           11872                             11755.7
                                                                           12007                             11887.4
                                                                           12151                             12038.3
Dec. 1995                                                                  12286                             12156.3
                                                                           12367                             12260.8
                                                                           12169                               12137
                                                                           12097                             12075.1
                                                                           12052                             12030.4
                                                                           12004                               12034
                                                                           12138                               12152
                                                                           12176                             12187.2
                                                                           12186                             12204.3
                                                                           12376                             12359.3
                                                                           12605                             12564.4
                                                                           12796                             12710.2
Dec. 1996                                                                  12700                             12642.8
                                                                           12767                             12694.7
                                                                           12815                             12707.4
                                                                           12719                             12642.5
                                                                           12889                             12777.8
                                                                           12981                             12877.5
                                                                           13103                             12988.2
                                                                           13358                             13231.1
                                                                           13297                             13178.2
                                                                           13460                             13323.2
                                                                           13613                             13477.7
                                                                           13644                               13510
Dec. 1997                                                                  13777                             13623.5
                                                                           13940                             13807.5
                                                                           13950                             13785.4
                                                                           13991                             13830.8
                                                                           14069                             13895.9
                                                                           14166                             13990.3
                                                                           14241                             14085.5
                                                                           14294                             14141.8
                                                                           14487                               14419
                                                                           14777                             14763.6
                                                                           14702                             14793.1
                                                                           14723                             14739.9
Dec. 1998                                                                  14809                             14797.4
                                                                           14873                             14865.4
                                                                           14712                             14649.9
                                                                           14809                               14748
                                                                           14853                             14789.3
                                                                           14730                             14694.7
                                                                           14697                             14721.1
                                                                           14596                             14735.9
                                                                           14596                             14763.9
                                                                           14808                             14880.5
                                                                           14864                             14899.8
                                                                           14842                             14908.8
Dec. 1999                                                                  14775                               14870
                                                                           14675                             14828.4
                                                                           14875                             14942.6
                                                                           15020                             15130.8
                                                                           15041                             15124.8
                                                                           15053                             15186.8
                                                                           15319                               15407
                                                                           15403                             15508.7
                                                                           15608                               15670
                                                                           15765                             15789.1
                                                                           15862                             15891.7
                                                                           16103                             16122.1
Dec. 2000                                                                  16381                             16388.2
                                                                           16586                             16576.6
                                                                           16707                             16730.8
                                                                           16791                             16864.6
                                                                           16753                             16797.2
                                                                           16830                             16869.4
                                                                           16843                             16930.1
                                                                           17162                             17233.2
                                                                           17290                             17379.7
                                                                           17597                             17735.9
                                                                           17839                             17994.9
                                                                           17635                             17800.5
Dec. 2001                                                                  17533                             17716.9
                                                                           17648                             17777.1
                                                                           17788                             17917.5
                                                                           17597                             17639.8
                                                                           17882                             17946.8
                                                                           17989                             18074.2
                                                                           18149                             18292.9
                                                                           18362                             18655.1
                                                                           18548                             18845.4
                                                                           18721                             19203.4
                                                                           18748                             19163.1
                                                                           18694                             18992.5
Dec. 2002                                                                  18934                               19347

                              PERFORMANCE TABLE**

                                                                                                     Cumulative Return
                                                        Average Annual Total Return                                  Since
Periods Ending December 31, 2002                        1 Year    5 Year    10 Year             5 Year   10 Year   Inception
Salomon Brothers 1-10 year Treasury Index*               9.15%     7.26%     6.82%              41.99%   93.47%
U.S. Government Securities Trust Series I                7.99%     6.57%     6.59%              37.44%   89.34%
U.S. Government Securities Trust Series II+++                                                                         7.53%

  ++ Current subadvisor assignment became effective December 13, 1991
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the U.S. Government Securities Trust Series I returned +7.99%, underperforming the +9.15% return of the Salomon Brothers 1-10 Year Treasury Index.

ENVIRONMENT: Slow economic growth, low interest rates and perceptions of benign inflation prompted many risk-averse investors to reallocate their money from equities into higher-rated investment-grade debt securities during 2002. U.S. Treasury securities and other higher-rated investment-grade issues benefited from "flight-to-quality" buying.

As the year progressed, questions about the momentum behind an economic recovery lingered, leading the Federal Reserve to cut the Fed Funds rate a half percent to a 40-year low of 1.25%. U.S. Treasuries generally continued to hold up well through the fourth quarter amid a volatile investment climate. U.S. Treasury bonds experienced a mild rally toward the end of the year as economic data suggested relatively weak holiday sales growth.

OUTLOOK: We believe that if the U.S. economy were to gradually improve, as we anticipate, the Fed may eventually raise short-term interest rates to help minimize potential inflationary concerns. We feel that bond prices in general may therefore come under pressure in anticipation of that scenario. Despite these concerns, however, if inflation levels remained tempered and barring the occurrence of any atypical geopolitical influences that could alter our economic outlook, we believe investment-grade securities can offer long-term value as part of a broader balanced portfolio. We are vigilantly monitoring the course of events in Iraq and other factors that, in our opinion, may potentially influence the direction of interest rates and the economy.

                                       lii

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a small
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.S The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Russell 2000 Index and (b)
                         securities (which may or may not be included in the Russell
                         2000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                               SMALL CAP INDEX TRUST SERIES I           RUSSELL 2000 INDEX
                                                               ------------------------------           ------------------
Apr. 2000                                                                  10000                              10000
May. 2000                                                                   9168                               9186
Jun. 2000                                                                  10000                               9987
Jul. 2000                                                                   9728                               9665
Aug. 2000                                                                  10375                              10403
Sep. 2000                                                                  10112                              10097
Oct. 2000                                                                   9656                               9647
Nov. 2000                                                                   8704                               8656
Dec. 2000                                                                   9362                               9400
Jan. 2001                                                                   9826                               9889
Feb. 2001                                                                   9187                               9241
Mar. 2001                                                                   8740                               8789
Apr. 2001                                                                   9412                               9476
May 2001                                                                    9636                               9709
Jun. 2001                                                                   9960                              10044
Jul. 2001                                                                   9396                               9501
Aug. 2001                                                                   9089                               9194
Sep. 2001                                                                   7870                               7956
Oct. 2001                                                                   8318                               8422
Nov. 2001                                                                   8957                               9074
Dec. 2001                                                                   9503                               9633
Jan. 2002                                                                   9402                               9532
Feb. 2002                                                                   9149                               9271
Mar. 2002                                                                   9865                              10016
Apr. 2002                                                                   9949                              10107
May. 2002                                                                   9494                               9659
Jun. 2002                                                                   9031                               9180
Jul. 2002                                                                   7641                               7793
Aug. 2002                                                                   7607                               7773
Sep. 2002                                                                   7060                               7215
Oct. 2002                                                                   7279                               7446
Nov. 2002                                                                   7911                               8111
Dec. 2002                                                                   7462                               7659

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return             Cumulative Total Return
                                                                                   Since                        Since
Periods Ending December 31, 2002                                1 Year           Inception                    Inception
Russell 2000 Index                                              -20.48%            -9.51%                      -23.41%
Small Cap Index Trust Series I                                  -21.47%           -10.39%                      -25.38%
Small Cap Index Trust Series II+++                                                                             -19.95%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small Cap Index Trust Series I returned -21.47%, compared to the -20.48% return of the Russell 2000 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by one half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. Health Care and Consumer Discretionary were the strongest performers in the Russell 2000 Index, with returns of 10.95% and 8.68%, respectively. Producer Durables, Financial Services and Consumer Staples also made gains in 2002. Technology, Integrated Oils, Materials, Utilities and Energy all had double-digit negative returns. The yearly rebalancing of the Index took place on June 28. The Index turnover was over 25%. The weighting of the Technology and Health Care sectors was increased, and the weighting of the Financial sector was reduced.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

S "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)," are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       liii

                           INTERNATIONAL INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a
  POLICIES:              foreign equity market index by attempting to track the
                         performance of the Morgan Stanley European Australian Far
                         East Free Index (the MSCI EAFE Index).S The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the MSCI EAFE Index and (b)
                         securities (which may or may not be included in the MSCI
                         EAFE Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                            INTERNATIONAL INDEX TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Apr-2000                                                                 10000.00                            10000.00
May-2000                                                                  9784.00                             9681.00
Jun-2000                                                                 10112.00                            10062.00
Jul-2000                                                                  9704.00                             9642.00
Aug-2000                                                                  9776.00                             9728.00
Sep-2000                                                                  9320.00                             9256.00
Oct-2000                                                                  9080.00                             9039.00
Nov-2000                                                                  8712.00                             8702.00
Dec-2000                                                                  9016.00                             9013.00
Jan-2001                                                                  9000.00                             9009.00
Feb-2001                                                                  8318.00                             8334.00
Mar-2001                                                                  7726.00                             7783.00
Apr-2001                                                                  8294.00                             8328.00
May-2001                                                                  7994.00                             8041.00
Jun-2001                                                                  7686.00                             7715.00
Jul-2001                                                                  7531.00                             7576.00
Aug-2001                                                                  7345.00                             7385.00
Sep-2001                                                                  6598.00                             6639.00
Oct-2001                                                                  6752.00                             6809.00
Nov-2001                                                                  6963.00                             7060.00
Dec-2001                                                                  6996.00                             7102.00
Jan-2002                                                                  6610.00                             6725.00
Feb-2002                                                                  6667.00                             6773.00
Mar-2002                                                                  7037.00                             7143.00
Apr-2002                                                                  7053.00                             7194.00
May-2002                                                                  7136.00                             7292.00
Jun-2002                                                                  6848.00                             7004.00
Jul-2002                                                                  6175.00                             6313.00
Aug-2002                                                                  6142.00                             6301.00
Sep-2002                                                                  5477.00                             5625.00
Oct-2002                                                                  5756.00                             5928.00
Nov-2002                                                                  6011.00                             6198.00
Dec-2002                                                                  5796.00                             6024.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                               1 Year           Inception                    Inception
MSCI EAFE Index                                               -15.66%            -17.30%                      -39.76%
International Index Trust Series I                            -17.15%            -18.48%                      -42.04%
International Index Trust Series II+++                                                                        -13.35%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
                         PORTFOLIO MANAGER'S COMMENTARY
PERFORMANCE: For the year 2002, the International Index Trust Series I returned -17.15%, compared to the -15.66% return of the MSCI EAFE Index.
ENVIRONMENT: All of the EAFE sectors had negative returns for 2002. Information Technology was the worst performer, followed by Telecommunications Services, Financials and Industrials, all of which had high double-digit losses. Consumer Discretionary and Health Care also returned double-digit losses, with single-digit losses for Utilities, Energy, Materials and Consumer Staples. Similarly, most countries in the Index declined over 2002. Germany was the worst performer, losing about 35% in value. New Zealand was the best performer, followed by Austria. The MSCI EAFE Index was rebalanced on May 31, 2002, in the second and final stage of the free float adjustment, in which MSCI converted the entire Index to 100% free float. MSCI rebalanced the Index again on November 29. There were no significant country or sector weight changes.
OUTLOOK: The European Central Bank cut its benchmark interest rate by a half percentage point, to 2.75%, in December. The Bank of England held its rate steady at 4.0%. Both banks are expected to hold rates constant for the first two quarters of 2003. Structural reforms of the Japanese economy will be positive for the equity markets in the long run, but deflationary pressure on corporate earnings will be a cause for concern in the near term.
---------------
S "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)," are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       liv

                              MID CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a mid
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 IndexS. The portfolio invests at least 80% of its net assets in (a) the common
                         stocks that are included in the S&P 400 Index and (b)
                         securities (which may or may not be included in the S&P 400
                         Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                MID CAP INDEX TRUST SERIES I           S&P MIDCAP 400 INDEX
                                                                ----------------------------           --------------------
Apr. 2000                                                                   10000                             10000
May 2000                                                                     9752                              9742
Jun. 2000                                                                    9920                              9885
Jul. 2000                                                                   10056                             10041
Aug. 2000                                                                   11160                             11162
Sep. 2000                                                                   11087                             11085
Oct. 2000                                                                   10695                             10709
Nov. 2000                                                                    9918                              9901
Dec. 2000                                                                   10715                             10658
Jan. 2001                                                                   10877                             10896
Feb. 2001                                                                   10248                             10274
Mar. 2001                                                                    9490                              9510
Apr. 2001                                                                   10527                             10559
May 2001                                                                    10764                             10805
Jun. 2001                                                                   10715                             10762
Jul. 2001                                                                   10552                             10602
Aug. 2001                                                                   10209                             10255
Sep. 2001                                                                    8944                              8979
Oct. 2001                                                                    9336                              9376
Nov. 2001                                                                   10021                             10074
Dec. 2001                                                                   10529                             10595
Jan. 2002                                                                 10470.6                             10540
Feb. 2002                                                                   10479                             10553
Mar. 2002                                                                 11217.8                             11307
Apr. 2002                                                                 11144.9                             11254
May. 2002                                                                 10956.5                             11064
Jun. 2002                                                                 10151.2                             10254
Jul. 2002                                                                 9157.42                              9261
Aug. 2002                                                                 9198.63                              9308
Sep. 2002                                                                 8450.78                              8558
Oct. 2002                                                                 8812.48                              8929
Nov. 2002                                                                 9321.84                              9445
Dec. 2002                                                                 8932.18                              9057

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                               1 Year          Inception                    Inception
S&P Mid Cap 400 Index                                         -14.51%            -3.64%                       -9.43%
Mid Cap Index Trust Series I                                  -15.16%            -4.14%                      -10.67%
Mid Cap Index Trust Series II+++                                                                             -15.07%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Mid Cap Index Trust Series I returned -15.16%, underperforming the -14.51% return of the S&P 400 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by one half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. In 2002, the S&P 400 Index's best-performing sectors were Energy and Consumer Staples, which returned 7.5% and 3.4%, respectively. Telecommunication Services and Information Technology were the worst sectors, with returns lower than -40%. Scheduled quarterly rebalancings of the Index occurred in each quarter of 2002, with no major consequences. More significant were the individual index changes that took place throughout the year.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

S "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell MidCap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                        lv

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 IndexS. The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Wilshire 5000 Index and (b)
                         securities (which may or may not be included in the Wilshire
                         5000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                                                  TOTAL STOCK MARKET INDEX TRUST
                                                                    WILSHIRE 5000 INDEX                      SERIES I
                                                                    -------------------           ------------------------------
Apr. 2000                                                                 10000.00                          10000.00
May 2000                                                                   9519.00                           9480.00
Jun. 2000                                                                  9939.00                           9960.00
Jul. 2000                                                                  9736.00                           9744.00
Aug. 2000                                                                 10443.00                          10431.00
Sep. 2000                                                                  9955.00                           9952.00
Oct. 2000                                                                  9744.00                           9768.00
Nov. 2000                                                                  8775.00                           8840.00
Dec. 2000                                                                  8931.00                           8996.00
Jan. 2001                                                                  9273.00                           9326.00
Feb. 2001                                                                  8394.00                           8438.00
Mar. 2001                                                                  7829.00                           7873.00
Apr. 2001                                                                  8473.00                           8519.00
May 2001                                                                   8557.00                           8600.00
Jun. 2001                                                                  8414.00                           8447.00
Jul. 2001                                                                  8275.00                           8310.00
Aug. 2001                                                                  7774.00                           7801.00
Sep. 2001                                                                  7076.00                           7107.00
Oct. 2001                                                                  7256.00                           7284.00
Nov. 2001                                                                  7811.00                           7834.00
Dec. 2001                                                                  7951.00                           7969.00
Jan. 2002                                                                  7852.00                           7855.91
Feb. 2002                                                                  7691.00                           7701.15
Mar. 2002                                                                  8027.00                           8026.91
Apr. 2002                                                                  7635.00                           7636.00
May. 2002                                                                  7546.00                           7538.26
Jun. 2002                                                                  7015.00                           7000.78
Jul. 2002                                                                  6449.00                           6439.32
Aug. 2002                                                                  6487.00                           6479.89
Sep. 2002                                                                  5836.00                           5828.66
Oct. 2002                                                                  6283.00                           6276.30
Nov. 2002                                                                  6661.00                           6651.00
Dec. 2002                                                                  6293.00                           6273.22

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                 Since                        Since
Periods Ending December 31, 2002                              1 Year           Inception                    Inception
Wilshire 5000 Index                                           -17.34%           -15.93%                      -37.07%
Total Stock Market Index Trust Series I                       -21.29%           -16.03%                      -37.27%
Total Stock Market Index Trust Series II+++                                                                  -20.36%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Total Stock Market Index Trust Series I returned -21.29%, underperforming the -17.34% return of the Wilshire 5000 Index.

ENVIRONMENT: After a recession that started in March 2001, there were signs in 2002 that the U.S. economy was going to turn around. The year began with economic expansion fueled by soaring consumer confidence and subsequent spending. Despite modest growth and declining unemployment claims, however, concerns regarding improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concern about war, it cut rates by a half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. Technology and Utilities were the worst performing sectors, with losses of more than 30% in 2002. Capital Goods, Consumer Durables, Materials & Services and Consumer Non-Durables also had double-digit losses for the year.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

S "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       lvi

                                500 INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the S&P 500 IndexS. The Trust invests, under normal market conditions, at least 80% of its net assets in
                         (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the
                         S&P 500 Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow and Ram Brahmachari
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                                  (LINE GRAPH)

                                                                  500 INDEX TRUST SERIES I                S&P 500 INDEX
                                                                  ------------------------                -------------
Apr. 2000                                                                  10000                              10000
May 2000                                                                    9680                               9689
Jun. 2000                                                                   9896                               9928
Jul. 2000                                                                   9743                               9773
Aug. 2000                                                                  10344                              10380
Sep. 2000                                                                   9800                               9832
Oct. 2000                                                                   9767                               9790
Nov. 2000                                                                   9000                               9019
Dec. 2000                                                                   9043                               9063
Jan. 2001                                                                   9356                               9385
Feb. 2001                                                                   8498                               8529
Mar. 2001                                                                   7961                               7989
Apr. 2001                                                                   8570                               8610
May. 2001                                                                   8626                               8667
Jun. 2001                                                                   8410                               8457
Jul. 2001                                                                   8321                               8374
Aug. 2001                                                                   7800                               7850
Sep. 2001                                                                   7167                               7215
Oct. 2001                                                                   7303                               7353
Nov. 2001                                                                   7856                               7917
Dec. 2001                                                                   7924                               7987
Jan. 2002                                                                   7802                               7870
Feb. 2002                                                                   7649                               7719
Mar. 2002                                                                   7932                               8009
Apr. 2002                                                                   7447                               7523
May. 2002                                                                   7390                               7468
Jun. 2002                                                                   6858                               6936
Jul. 2002                                                                   6317                               6395
Aug. 2002                                                                   6357                               6437
Sep. 2002                                                                   5662                               5738
Oct. 2002                                                                   6163                               6243
Nov. 2002                                                                   6526                               6610
Dec. 2002                                                                   6139                               6221

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return            Cumulative Total Return
                                                                                 Since                       Since
Periods Ending December 31, 2002                             1 Year            Inception                   Inception
S&P 500 Index                                                -22.10%            -16.29%                     -37.79%
500 Index Trust Series I                                     -22.53%            -16.71%                     -38.61%
500 Index Trust Series II+++                                                                                -21.59%

  +++ Series II inception date: January 28, 2002
  ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY
PERFORMANCE: For the year 2002, the 500 Index Trust Series I returned -22.53%, compared to the -22.10% return of the S&P 500 Index.

ENVIRONMENT: There were signs early in 2002 that the U.S. economy was turning around. However, despite modest growth and declining unemployment claims, concerns about improper accounting and corporate scandals continued to drag the markets lower, until they reached a bottom in late October. The Federal Reserve kept rates constant for most of 2002, but in November, with consumer confidence at a 10-month low and growing concerns about war, it cut rates one-half percent. The Fed signaled that further cuts are unlikely soon and changed its bias to neutral. All the sectors in the S&P 500 Index were down in 2002. Information Technology and Telecommunication Services were the worst-performing sectors, with losses in excess of 35%. The best-performing sectors were Materials and Consumer Staples, at -7.71% and -6.31%, respectively. Scheduled quarterly rebalancings of the S&P 500 Index occurred in each quarter of 2002. There were no major consequences. More significant were the individual index changes that took place during the year, including the deletion of all non-U.S. stocks.

OUTLOOK: The prospect of a U.S.-led attack on Iraq and the persistent threat of terrorism are inhibiting spending by both consumers and businesses, and continue to be near-term risks. On the positive side, real disposable income was up at year end, confidence indicators appear to have bottomed, and payroll employment turned positive mid year. These should all help boost consumer spending once the war uncertainty has been settled. We expect earnings will improve in 2003 as profit margins improve, due in part to productivity enhancements. The federal stimulus plan that has been proposed includes eliminating the double taxation of dividends on stocks. In fact, this is the biggest part of the plan, accounting for more than half its estimated cost. It seems certain that a meaningful stimulus plan will be passed in time to stimulate growth this year, and stocks will benefit accordingly.
---------------

S "Standard & Poor's(R)," "Standard & Poor's 500(R)," and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 3000(R)," and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)," and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. "Lehman Brothers(R)" is a registered trademark of Lehman Brothers Inc. "Lipper(R)" is a registered trademark of Reuters S. A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                                       lvii

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing 100% of
  POLICIES:              the portfolio's assets in other portfolios of the Trust
                         (underlying portfolios) that invest primarily in equity
                         securities. Current income is not a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                        LIFESTYLE AGGRESSIVE                          LIFESTYLE AGGRESSIVE
                                        1000 TRUST SERIES I     RUSSELL 2000 INDEX           POLICY           RUSSELL 3000 INDEX
                                        --------------------    ------------------    --------------------    ------------------
Dec. 1996                                     10000.00               10000.00               10000.00               10000.00
                                              10112.00               10200.00               10186.00               10553.00
                                               9920.00                9952.00               10189.00               10565.00
Mar. 1997                                      9568.00                9482.00                9883.00               10087.00
                                               9637.00                9509.00               10128.00               10584.00
                                              10302.00               10566.00               10909.00               11307.00
Jun. 1997                                     10738.00               11020.00               11414.00               11778.00
                                              11321.00               11532.00               12001.00               12701.00
                                              10886.00               11796.00               11557.00               12185.00
Sept. 1997                                    11543.00               12660.00               12253.00               12876.00
                                              10968.00               12104.00               11644.00               12444.00
                                              10960.00               12025.00               11793.00               12920.00
Dec. 1997                                     11090.00               12236.00               11980.00               13179.00
                                              10991.00               12042.00               12142.00               13247.00
                                              11691.00               12932.00               12990.00               14194.00
Mar. 1998                                     12210.00               13465.00               13531.00               14898.00
                                              12287.00               13539.00               13644.00               15044.00
                                              11854.00               12809.00               13304.00               14673.00
Jun. 1998                                     12036.00               12836.00               13546.00               15169.00
                                              11403.00               11798.00               13228.00               14893.00
                                               9523.00                9507.00               11200.00               12611.00
Sept. 1998                                     9895.00               10251.00               11637.00               13471.00
                                              10345.00               10669.00               12530.00               14494.00
                                              10926.00               11228.00               13232.00               15381.00
Dec. 1998                                     11628.00               11923.00               13967.00               16359.00
                                              11733.00               12082.00               14208.00               16915.00
                                              11029.00               11103.00               13606.00               16316.00
Mar. 1999                                     11385.00               11277.00               14060.00               16915.00
                                              11625.00               12287.00               14825.00               17678.00
                                              11371.00               12466.00               14509.00               17342.00
Jun. 1999                                     11944.00               13030.00               15172.00               18218.00
                                              11835.00               12673.00               15016.00               17666.00
                                              11635.00               12204.00               14827.00               17464.00
Sept. 1999                                    11480.00               12206.00               14710.00               17017.00
                                              11880.00               12255.00               15308.00               18084.00
                                              12298.00               12987.00               15889.00               18591.00
Dec. 1999                                     13327.00               14457.00               17223.00               19777.00
                                              12741.00               14224.00               16510.00               19002.00
                                              13217.00               16573.00               17372.00               19178.00
Mar. 2000                                     13886.00               15480.00               17928.00               20680.00
                                              13247.00               14548.00               17091.00               19952.00
                                              12862.00               13700.00               16508.00               19391.00
Jun. 2000                                     13508.00               14895.00               17277.00               19965.00
                                              13218.00               14415.00               16780.00               19612.00
                                              14086.00               15515.00               17682.00               21067.00
Sept. 2000                                    13517.00               15059.00               16931.00               20113.00
                                              13179.00               14387.00               16516.00               19827.00
                                              11983.00               12910.00               15243.00               17999.00
Dec. 2000                                     12646.00               14022.00               15846.00               18302.00
                                              13004.00               14753.00               16280.00               18927.00
                                              11826.00               13785.00               14980.00               17197.00
                                              10975.00               13111.00               14057.00               16076.00
                                              11952.00               14136.00               15132.00               17366.00
                                              11910.00               14484.00               15108.00               17504.00
                                              11637.00               14983.00               14913.00               17182.00
                                              11341.00               14173.00               14525.00               16899.00
                                              10802.00               13715.00               13918.00               15902.00
                                               9630.00               11869.00               12478.00               14499.00
                                              10011.00               12563.00               12883.00               14837.00
                                              10697.00               13536.00               13712.00               15980.00
Dec. 2001                                     10917.00               14371.00               14026.00               16206.00
                                              10611.00               14222.00               13675.00               16002.00
                                              10505.00               13832.00               13493.00               15676.00
Mar. 2002                                     11065.00               14943.00               14249.00               16362.00
                                              10762.00               15080.00               13982.00               15503.00
                                              10655.00               14410.00               13824.00               15324.00
Jun. 2002                                      9932.00               13695.00               13046.00               14220.00
                                               8943.00               11627.00               11706.00               13090.00
                                               8932.00               11597.00               11715.00               13151.00
Sept. 2002                                     8060.00               10764.00               10571.00               11769.00
                                               8603.00               11110.00               11204.00               12706.00
                                               9145.00               12101.00               11907.00               13475.00
Dec. 2002                                      8656.00               11427.00               11326.00               12715.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                   Since                         Since
Periods Ending December 31, 2002                              1 Year    5 Year   Inception       5 Year        Inception
Russell 2000 Index*                                           -20.48%   -1.36%     2.25%          -6.61%         14.27%
Russell 3000 Index*                                           -21.54%   -0.71%     4.08%          -3.52%         27.15%
Lifestyle Aggressive Policy*+                                 -19.26%   -1.12%     2.10%          -5.48%         13.26%
Lifestyle Aggressive 1000 Trust Series I                      -20.71%   -4.83%    -2.38%         -21.94%        -13.44%
Lifestyle Aggressive 1000 Trust Series II+++                                                                    -18.74%

  + The Lifestyle Aggressive Policy is a blend of returns (41% Russell 1000
    Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index).
    The Lifestyle Aggressive Policy was prepared by the advisor using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                                      lviii

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Lifestyle Aggressive 1000 Trust Series I returned -20.71%, slightly under-performing the -19.26% return of the Lifestyle Aggressive Policy.

ENVIRONMENT: The S&P 500 suffered its worst decline since 1974 and its first three-year consecutive decline since the 1939-41 bear market. The dramatic decline in the market was a result of increased geo-political tensions, the potential of war with Iraq, declining corporate operating profits, the tailwinds of the corporate scandals and the slower economic growth environment. Consumer Staples, Basic Materials and Energy outperformed. Technology, Telecom Services and Utilities under performed. Real estate securities were the strongest performers, as the NAREIT Index posted a return of 4.59% for the year, compared to the -22.10% return of the S&P 500 Index. On a market capitalization basis, mid cap stocks outperformed both small and large-cap stocks. On a style basis, growth-oriented stocks under performed their value counterparts as the Russell 3000 Growth Index returned -28.04% versus the Russell 3000 Value Index return of -15.18%. Foreign equities also generated negative returns as the MSCI EAFE Index emerged with a 15.66% loss.

Within the large cap component, positive contribution from value-oriented portfolios such as the Equity-Income Trust and the Small Company Value Trust were offset by negative contribution from the growth-oriented portfolios such as Capital Appreciation and Strategic Growth. The foreign component also detracted from relative performance.

OUTLOOK: We remain constructive on the outlook for 2003. Valuation has become more reasonable, with the S&P 500 now trading at 17.5x 2003 earnings. When compared to interest rates the market is the most attractively valued it has been in almost 30 years. The consumer continues to remain healthy as evidenced by strong auto and housing sales. The proposed economic stimulus package will keep the pace of economic recovery in tact. The market has not had a fourth consecutive down year since the 1929-32 period, which was during the great depression, a much different economic environment than today. However, the potential of a long war with Iraq, increased tensions in North Korea and other geo-political unrest could have a negative impact on the economy and the markets.

As always, the Trust remains fully invested and exposed to a broad range of domestic and international equities and management styles.

                                       lix

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              approximately 20% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                                        LEHMAN BROTHERS
                                        LIFESTYLE GROWTH 820                           GOVERNMENT/CREDIT       LIFESTYLE GROWTH
                                           TRUST SERIES I         S&P 500 INDEX            BOND INDEX               POLICY
                                        --------------------      -------------        -----------------       ----------------
Dec. 1996                                     10000.00               10000.00               10000.00               10000.00
Jan. 1997                                     10144.00               10621.00               10012.00               10220.00
Feb. 1997                                     10104.00               10707.00               10033.00               10253.00
Mar. 1997                                      9824.00               10262.00                9914.00                9965.00
Apr. 1997                                      9967.00               10874.00               10058.00               10227.00
May 1997                                      10517.00               11542.00               10152.00               10868.00
Jun. 1997                                     10894.00               12057.00               10274.00               11294.00
Jul. 1997                                     11420.00               13014.00               10588.00               11864.00
Aug. 1997                                     11132.00               12290.00               10470.00               11486.00
Sep. 1997                                     11641.00               12964.00               10634.00               12066.00
Oct. 1997                                     11173.00               12531.00               10804.00               11642.00
Nov. 1997                                     11247.00               13111.00               10861.00               11829.00
Dec. 1997                                     11384.00               13336.00               10975.00               12011.00
Jan. 1998                                     11367.00               13484.00               11130.00               12176.00
Feb. 1998                                     11971.00               14457.00               11107.00               12868.00
Mar. 1998                                     12401.00               15197.00               11142.00               13335.00
Apr. 1998                                     12467.00               15350.00               11198.00               13442.00
May 1998                                      12188.00               15086.00               11317.00               13199.00
Jun. 1998                                     12293.00               15699.00               11433.00               13443.00
Jul. 1998                                     11901.00               15532.00               11442.00               13234.00
Aug. 1998                                     10302.00               13286.00               11665.00               11535.00
Sep. 1998                                     10615.00               14137.00               11999.00               11980.00
Oct. 1998                                     11102.00               15287.00               11914.00               12700.00
Nov. 1998                                     11641.00               16214.00               11985.00               13362.00
Dec. 1998                                     12090.00               17148.00               12014.00               13973.00
Jan. 1999                                     12134.00               17865.00               12099.00               14238.00
Feb. 1999                                     11677.00               17309.00               11811.00               13747.00
Mar. 1999                                     12010.00               18002.00               11870.00               14146.00
Apr. 1999                                     12456.00               18698.00               11900.00               14769.00
May 1999                                      12281.00               18257.00               11777.00               14477.00
Jun. 1999                                     12777.00               19270.00               11741.00               15011.00
Jul. 1999                                     12668.00               18669.00               11708.00               14846.00
Aug. 1999                                     12512.00               18576.00               11699.00               14686.00
Sep. 1999                                     12392.00               18067.00               11804.00               14545.00
Oct. 1999                                     12751.00               19210.00               11835.00               15071.00
Nov. 1999                                     12165.00               19600.00               11828.00               15526.00
Dec. 1999                                     14093.00               20757.00               11756.00               16522.00
Jan. 2000                                     13583.00               19715.00               11752.00               15957.00
Feb. 2000                                     14047.00               19342.00               11899.00               16496.00
Mar. 2000                                     14632.00               21234.00               12071.00               17054.00
Apr. 2000                                     14055.00               20595.00               12012.00               16457.00
May 2000                                      13683.00               20173.00               12001.00               16004.00
Jun. 2000                                     14236.00               20669.00               12246.00               16611.00
Jul. 2000                                     14035.00               20347.00               12375.00               16293.00
Aug. 2000                                     14810.00               21610.00               12550.00               17072.00
Sep. 2000                                     14327.00               20469.00               12598.00               16464.00
Oct. 2000                                     14066.00               20383.00               12677.00               16125.00
Nov. 2000                                     13081.00               18777.00               12894.00               15038.00
Dec. 2000                                     13663.00               18867.00               13147.00               15505.00
Jan. 2001                                     14055.00               19537.00               13368.00               15999.00
Feb. 2001                                     13070.00               17755.00               13506.00               14977.00
Mar. 2001                                     12305.00               16631.00               13568.00               14200.00
Apr. 2001                                     13133.00               17923.00               13466.00               15046.00
May 2001                                      13156.00               18043.00               13544.00               15079.00
Jun. 2001                                     12902.00               17605.00               13609.00               14851.00
Jul. 2001                                     12713.00               17432.00               13948.00               14632.00
Aug. 2001                                     12249.00               16341.00               14126.00               14137.00
Sep. 2001                                     11222.00               15021.00               14256.00               12900.00
Oct. 2001                                     11620.00               15308.00               14619.00               13284.00
Nov. 2001                                     12250.00               16482.00               14379.00               14039.00
Dec. 2001                                     12437.00               16624.00               14266.00               14250.00
Jan. 2002                                     12172.00               16382.00               14370.00               14004.00
Feb. 2002                                     12051.00               16066.00               14492.00               13832.00
Mar. 2002                                     12525.00               16670.00               14198.00               14444.00
Apr. 2002                                     12214.00               15660.00               14473.00               14189.00
May 2002                                      12134.00               15544.00               14606.00               14057.00
Jun. 2002                                     11435.00               14437.00               14730.00               13248.00
Jul. 2002                                     10578.00               13311.00               14907.00               12163.00
Aug. 2002                                     10600.00               13399.00               15241.00               12253.00
Sep. 2002                                      9776.00               11943.00               15569.00               11264.00
Oct. 2002                                     10351.00               12994.00               15419.00               11835.00
Nov. 2002                                     10927.00               13759.00               15429.00               12527.00
Dec. 2002                                     10467.00               12950.00               15837.00               12059.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                              ----------------------------------------------------------
                                                                                   Since                         Since
              Periods Ending December 31, 2002                1 Year    5 Year   Inception       5 Year        Inception
S&P 500 Index*                                                -22.10%   -0.59%     4.40%          -2.90%         29.50%
Lehman Brothers Government/Credit Bond Index*                  11.02%    7.61%     7.96%          44.30%         58.37%
Lifestyle Growth Policy*+                                     -15.36%    0.08%     3.17%           0.40%         20.59%
Lifestyle Growth 820 Trust Series I                           -15.84%   -1.67%     0.77%          -8.06%          4.67%
Lifestyle Growth 820 Trust Series II +++                                                                        -14.40%
   + The Lifestyle Growth Policy is a blend of returns (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE
     Index, 3% Lehman Brothers IT Government/Credit Bond Index, 3% Lehman Brothers 1-3 Year Government Index, 2% Lehman
     Brothers LT Government/Credit Bond Index, 12% Salomon Brothers High Yield Bond Index). The Lifestyle Growth
     Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the
    Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                                        lx

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Lifestyle Growth 820 Trust Series I returned -15.84%, slightly underperforming the -15.36% return of the Lifestyle Growth Policy.

ENVIRONMENT: The S&P 500 suffered its worst decline since 1974 and its first three-year consecutive decline since the 1939-41 bear market. The dramatic decline in the market was a result of increased geo-political tensions, the potential of war with Iraq, declining corporate operating profits, the tailwinds of the corporate scandals and the slower economic growth environment. Consumer Staples, Basic Materials and Energy out performed. Technology, Telecom Services and Utilities underperformed. Real estate securities were relatively the strongest performers, as the NAREIT Index posted a return of 4.59% for the year, compared to the -22.10% return of the S&P 500 Index. On a market capitalization basis, mid cap stocks outperformed both small and large-cap stocks. On a style basis, growth-oriented stocks underperformed their value counterparts as the Russell 3000 Growth Index returned -28.04% versus the Russell 3000 Value Index return of -15.18%. Foreign equities also generated negative returns as the MSCI EAFE Index emerged with a 15.66% loss. Fixed income performance was mixed with investment grade bonds leading the way as returns ranged between 6.01% for short term issues (per Lehman Brothers 1-3 year Gov't Index), and 11.02% for long term issues (per Lehman Brothers Gov't/Credit Long Term Index). In contrast, high yield bonds experienced negative returns as the Salomon Brothers High Yield Index dropped 1.53% over the year.

Within the large cap component, positive contribution from value-oriented portfolios such as the Equity-Income Trust and the Small Company Value Trust were offset by negative contribution from the growth-oriented portfolios such as Capital Appreciation and Strategic Growth. The foreign component also detracted from relative performance. The fixed income component also detracted from overall performance in part due to the underperformance of the High Yield Trust.

OUTLOOK: We remain constructive on the outlook for 2003. Valuation has become more reasonable, with the S&P 500 now trading at 17.5x 2003 earnings. When compared to interest rates the market is the most attractively valued it has been in almost 30 years. The consumer continues to remain healthy as evidenced by strong auto and housing sales. The proposed economic stimulus package will keep the pace of economic recovery in tact. The market has not had a fourth consecutive down year since the 1929-32 period, which was during the great depression, a much different economic environment than today. However, the potential of a long war with Iraq, increased tensions in North Korea and other geo-political unrest could have a negative impact on the economy and the markets.

Corporate spreads have tightened rather significantly over the past quarter and accordingly may give back some of this performance over the short run. Longer-term corporate spreads should tighten and rates should rise as the economy improves. As always, the Trust remains fully invested and exposed to a broad range of domestic and international equities and management styles.

                                       lxi

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            approximately 40% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 60% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                                        LEHMAN BROTHERS
                                      LIFESTYLE BALANCED 640                           GOVERNMENT/CREDIT      LIFESTYLE BALANCED
                                          TRUST SERIES I          S&P 500 INDEX            BOND INDEX               POLICY
                                      ----------------------      -------------        -----------------      ------------------
Dec.1996                                     10000.00                10000.00               10000.00               10000.00
                                             10147.00                10621.00               10012.00               10193.00
                                             10151.00                10707.00               10033.00               10253.00
Mar.1997                                      9907.00                10262.00                9914.00               10046.00
                                             10099.00                10874.00               10058.00               10263.00
                                             10528.00                11542.00               10152.00               10705.00
Jun.1997                                     10842.00                12057.00               10274.00               11050.00
                                             11330.00                13014.00               10588.00               11529.00
                                             11127.00                12290.00               10470.00               11220.00
Sep.1997                                     11541.00                12964.00               10634.00               11685.00
                                             11176.00                12531.00               10804.00               11430.00
                                             11261.00                13111.00               10861.00               11624.00
Dec.1997                                     11411.00                13336.00               10975.00               11790.00
                                             11397.00                13484.00               11130.00               11957.00
                                             11887.00                14457.00               11107.00               12398.00
Mar.1998                                     12235.00                15197.00               11142.00               12739.00
                                             12282.00                15350.00               11198.00               12799.00
                                             12069.00                15086.00               11317.00               12689.00
Jun.1998                                     12149.00                15699.00               11433.00               12890.00
                                             11803.00                15532.00               11442.00               12779.00
                                             10526.00                13286.00               11665.00               11611.00
Sep.1998                                     10890.00                14137.00               11999.00               11992.00
                                             11271.00                15287.00               11914.00               12474.00
                                             11723.00                16214.00               11985.00               12984.00
Dec.1998                                     12064.00                17148.00               12014.00               13363.00
                                             12100.00                17865.00               12099.00               13562.00
                                             11725.00                17309.00               11811.00               13243.00
Mar.1999                                     12002.00                18002.00               11870.00               13538.00
                                             12422.00                18698.00               11900.00               14006.00
                                             12224.00                18257.00               11777.00               13780.00
Jun.1999                                     12545.00                19270.00               11741.00               14107.00
                                             12403.00                18669.00               11708.00               13976.00
                                             12337.00                18576.00               11699.00               13882.00
Sep.1999                                     12262.00                18067.00               11804.00               13738.00
                                             12610.00                19210.00               11835.00               14107.00
                                             12939.00                19600.00               11828.00               14360.00
Dec.1999                                     13562.00                20757.00               11756.00               14954.00
                                             13266.00                19715.00               11752.00               14586.00
                                             13609.00                19342.00               11899.00               14751.00
Mar.2000                                     14085.00                21234.00               12071.00               15284.00
                                             13776.00                20595.00               12012.00               15036.00
                                             13624.00                20173.00               12001.00               14797.00
Jun.2000                                     14025.00                20669.00               12246.00               15192.00
                                             13967.00                20347.00               12375.00               15145.00
                                             14472.00                21610.00               12550.00               15615.00
Sep.2000                                     14157.00                20469.00               12598.00               15262.00
                                             13964.00                20383.00               12677.00               15024.00
                                             13411.00                18777.00               12894.00               14363.00
Dec.2000                                     13859.00                18867.00               13147.00               14712.00
                                             14226.00                19537.00               13368.00               15127.00
                                             13590.00                17755.00               13506.00               14475.00
Mar.2001                                     13068.00                16631.00               13568.00               13962.00
                                             13622.00                17923.00               13466.00               14519.00
                                             13656.00                18043.00               13544.00               14577.00
Jun.2001                                     13466.00                17605.00               13609.00               14410.00
                                             13422.00                17432.00               13948.00               14352.00
                                             13131.00                16341.00               14126.00               14075.00
Sep.2001                                     12357.00                15021.00               14256.00               13212.00
                                             12649.00                15308.00               14619.00               13483.00
                                             13142.00                16482.00               14379.00               14064.00
Dec.2001                                     13242.00                16624.00               14266.00               14161.00
                                             13086.00                16382.00               14370.00               14015.00
                                             12985.00                16066.00               14492.00               13930.00
Mar.2002                                     13321.00                16670.00               14198.00               14359.00
                                             13092.00                15660.00               14473.00               14184.00
                                             13057.00                15544.00               14606.00               14145.00
Jun.2002                                     12501.00                14437.00               14730.00               13526.00
                                             11829.00                13311.00               14907.00               12791.00
                                             11922.00                13399.00               15241.00               12927.00
Sep.2002                                     11238.00                11943.00               15569.00               12176.00
                                             11690.00                12994.00               15419.00               12578.00
                                             12212.00                13759.00               15429.00               13155.00
Dec.2002                                     11924.00                12950.00               15837.00               12885.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                   Since                         Since
Periods Ending December 31, 2002                              1 Year    5 Year   Inception       5 Year        Inception
S&P 500 Index*                                                -22.10%   -0.59%     4.40%          -2.90%         29.50%
Lehman Brothers Government/Credit Bond Index*                  11.02%    7.61%     7.96%          44.30%         58.37%
Lifestyle Balanced Policy*+                                    -9.00%    1.79%     4.32%           9.27%         28.85%
Lifestyle Balanced 640 Trust Series I                          -9.95%    0.88%     2.99%           4.50%         19.24%
Lifestyle Balanced 640 Trust Series II+++                                                                        -9.18%

  + The Lifestyle Balanced Policy is a blend of returns (35% Russell 1000 Index,
    4% Russell 2000 Index, 14% MSCI EAFE, 6% Lehman Brothers IT Government/Credit Bond Index, 4% Lehman Brothers LT Government/Credit Bond Index, 9% Lehman Brothers 1-3 Year Government Index, 16% Salomon Brothers High Yield Index, 7% NAREIT Index, and 5% of the 3-month T-Bill). The Lifestyle Balanced Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                                       lxii

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Lifestyle Balanced 640 Trust Series I returned -9.95%, slightly underperforming the -9.00% return of the Lifestyle Balanced Policy.

ENVIRONMENT: The S&P 500 suffered its worst decline since 1974 and its first three-year consecutive decline since the 1939-41 bear market. The dramatic decline in the market was a result of increased geo-political tensions, the potential of war with Iraq, declining corporate operating profits, the tailwinds of the corporate scandals and the slower economic growth environment. Consumer Staples, Basic Materials and Energy outperformed. Technology, Telecom Services and Utilities underperformed. Real estate securities were relatively the strongest performers, as the NAREIT Index posted a return of 4.59% for the year, compared to the -22.10% return of the S&P 500 Index. On a market capitalization basis, mid cap stocks outperformed both small and large-cap stocks. On a style basis, growth-oriented stocks underperformed their value counterparts as the Russell 3000 Growth Index returned -28.04% versus the Russell 3000 Value Index return of -15.18%. Foreign equities also generated negative returns as the MSCI EAFE Index emerged with a 15.66% loss. Fixed income performance was mixed with investment grade bonds leading the way as returns ranged between 6.01% for short term issues (per Lehman Brothers 1-3 year Gov't Index), and 11.02% for long term issues (per Lehman Brothers Gov't/Credit Long Term Index). In contrast, high yield bonds experienced negative returns as the Salomon Brothers High Yield Index dropped 1.53% over the year.

Within the large cap component outperformance from the Equity Income Trust was offset by negative contributions from the US Large Cap Value, Blue Chip Growth, Growth, Quantitative Equity and Growth & Income Trusts. Within the small cap component, underperformance of the Emerging Small Company Trust detracted from overall returns. The foreign component detracted from overall performance. The Real Estate Securities Trust contributed negatively to the portfolio's performance. The outperformance from the U.S. Gov't Securities Trust was offset by underperformance from the High Yield Trust causing the fixed income component to detract from the portfolio's performance.

OUTLOOK: We remain constructive on the outlook for 2003. Valuation has become more reasonable, with the S&P 500 now trading at 17.5x 2003 earnings. When compared to interest rates the market is the most attractively valued it has been in almost 30 years. The consumer continues to remain healthy as evidenced by strong auto and housing sales. The proposed economic stimulus package will keep the pace of economic recovery in tact. The market has not had a fourth consecutive down year since the 1929-32 period, which was during the great depression, a much different economic environment than today. However, the potential of a long war with Iraq, increased tensions in North Korea and other geo-political unrest could have a negative impact on the economy and the markets.

Corporate spreads have tightened rather significantly over the past quarter and accordingly may give back some of this performance over the short run. Longer-term corporate spreads should tighten and rates should rise as the economy improves. As always, the Trust remains fully invested and exposed to a broad range of domestic and international equities and management styles.

                                      lxiii

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To achieve a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the portfolio's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                                        LEHMAN BROTHERS
                                      LIFESTYLE MODERATE 460                           GOVERNMENT/CREDIT      LIFESTYLE MODERATE
                                          TRUST SERIES I          S&P 500 INDEX            BOND INDEX               POLICY
                                      ----------------------      -------------        -----------------      ------------------
Dec. 1996                                    10000.00                10000.00               10000.00               10000.00
                                             10134.00                10621.00               10012.00               10130.00
                                             10206.00                10707.00               10033.00               10189.00
Mar. 1997                                    10046.00                10262.00                9914.00               10047.00
                                             10253.00                10874.00               10058.00               10212.00
                                             10548.00                11542.00               10152.00               10520.00
Jun. 1997                                    10785.00                12057.00               10274.00               10783.00
                                             11182.00                13014.00               10588.00               11152.00
                                             10998.00                12290.00               10470.00               10938.00
Sep. 1997                                    11285.00                12964.00               10634.00               11288.00
                                             11082.00                12531.00               10804.00               11163.00
                                             11232.00                13111.00               10861.00               11303.00
Dec. 1997                                    11370.00                13336.00               10975.00               11442.00
                                             11463.00                13484.00               11130.00               11601.00
                                             11819.00                14457.00               11107.00               11865.00
Mar. 1998                                    12066.00                15197.00               11142.00               12091.00
                                             12123.00                15350.00               11198.00               12137.00
                                             12066.00                15086.00               11317.00               12107.00
Jun. 1998                                    12142.00                15699.00               11433.00               12252.00
                                             12076.00                15532.00               11442.00               12198.00
                                             11246.00                13286.00               11665.00               11496.00
Sep. 1998                                    11517.00                14137.00               11999.00               11803.00
                                             11913.00                15287.00               11914.00               12094.00
                                             12264.00                16214.00               11985.00               12446.00
Dec. 1998                                    12480.00                17148.00               12014.00               12673.00
                                             12502.00                17865.00               12099.00               12810.00
                                             12327.00                17309.00               11811.00               12576.00
Mar. 1999                                    12574.00                18002.00               11870.00               12780.00
                                             12999.00                18698.00               11900.00               13103.00
                                             12877.00                18257.00               11777.00               12941.00
Jun. 1999                                    13029.00                19270.00               11741.00               13126.00
                                             12925.00                18669.00               11708.00               13053.00
                                             12820.00                18576.00               11699.00               12999.00
Sep. 1999                                    12801.00                18067.00               11804.00               12926.00
                                             12943.00                19210.00               11835.00               13149.00
                                             13114.00                19600.00               11828.00               13300.00
Dec. 1999                                    13466.00                20757.00               11756.00               13647.00
                                             13247.00                19715.00               11752.00               13426.00
                                             13456.00                19342.00               11899.00               13524.00
Mar. 2000                                    13827.00                21234.00               12071.00               13886.00
                                             13627.00                20595.00               12012.00               13774.00
                                             13501.00                20173.00               12001.00               13646.00
Jun. 2000                                    13831.00                20669.00               12246.00               13945.00
                                             13849.00                20347.00               12375.00               13989.00
                                             14200.00                21610.00               12550.00               14279.00
Sep. 2000                                    14014.00                20469.00               12598.00               14103.00
                                             13915.00                20383.00               12677.00               13958.00
                                             13663.00                18777.00               12894.00               13614.00
Dec. 2000                                    14040.00                18867.00               13147.00               13909.00
                                             14284.00                19537.00               13368.00               14251.00
                                             13901.00                17755.00               13506.00               13902.00
Mar-01                                       13583.00                16631.00               13568.00               13608.00
                                             13951.00                17923.00               13466.00               13938.00
                                             14001.00                18043.00               13544.00               14004.00
Jun-01                                       13926.00                17605.00               13609.00               13908.00
                                             13952.00                17432.00               13948.00               13955.00
                                             13842.00                16341.00               14126.00               13848.00
Sep-01                                       13306.00                15021.00               14256.00               13308.00
                                             13538.00                15308.00               14619.00               13546.00
                                             13838.00                16482.00               14379.00               13914.00
Dec-01                                       13886.00                16624.00               14266.00               13955.00
                                             13819.00                16382.00               14370.00               13881.00
                                             13786.00                16066.00               14492.00               13858.00
Mar-02                                       13982.00                16670.00               14198.00               14111.00
                                             13941.00                15660.00               14473.00               14074.00
                                             13943.00                15544.00               14606.00               14084.00
Jun-02                                       13576.00                14437.00               14730.00               13680.00
                                             13115.00                13311.00               14907.00               13221.00
                                             13247.00                13399.00               15241.00               13381.00
Sep-02                                       12820.00                11943.00               15569.00               12916.00
                                             13059.00                12994.00               15419.00               13155.00
                                             13440.00                13759.00               15429.00               13587.00
Dec-02                                       13321.00                12950.00               15837.00               13495.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                   Since                         Since
Periods Ending December 31, 2002                              1 Year    5 Year   Inception       5 Year        Inception
S&P 500 Index*                                                -22.10%   -0.59%     4.40%         -2.90%          29.50%
Lehman Brothers Government/Credit Bond Index*                  11.02%    7.61%     7.96%         44.30%          58.37%
Lifestyle Moderate Policy*+                                    -3.29%    3.36%     5.13%         17.96%          34.98%
Lifestyle Moderate 460 Trust Series I                          -4.07%    3.22%     4.91%         17.16%          33.21%
Lifestyle Moderate 460 Trust Series II+++                                                                        -3.77%

  + The Lifestyle Moderate Policy is a blend of returns (22% Russell 1000 Index,
    1% Russell 2000 Index, 10% MSCI EAFE Index, 14% Lehman Brothers IT Government/Credit Bond Index, 6% Lehman Brothers LT Government/Credit Bond Index, 17% Lehman Brothers 1-3 Year Government Index, 8% Salomon Brothers 3-month T-Bill, 15% Salomon Brothers High Yield Index, and 7% NAREIT Index). The Lifestyle Moderate Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                                       lxiv

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Lifestyle Moderate 460 Trust Series I returned -4.07%, slightly underperforming the -3.29% return of the Lifestyle Moderate Policy.

ENVIRONMENT: The S&P 500 suffered its worst decline since 1974 and its first three-year consecutive decline since the 1939-41 bear market. The dramatic decline in the market was a result of increased geo-political tensions, the potential of war with Iraq, declining corporate operating profits, the tailwinds of the corporate scandals and the slower economic growth environment. Consumer Staples, Basic Materials and Energy outperformed. Technology, Telecom Services and Utilities underperformed. Real estate securities were relatively the strongest performers, as the NAREIT Index posted a return of 4.59% for the year, compared to the -22.10% return of the S&P 500 Index. On a market capitalization basis, mid cap stocks outperformed both small and large-cap stocks. On a style basis, growth-oriented stocks underperformed their value counterparts as the Russell 3000 Growth Index returned -28.04% versus the Russell 3000 Value Index return of -15.18%. Foreign equities also generated negative returns as the MSCI EAFE Index emerged with a 15.66% loss. Fixed income performance was mixed with investment grade bonds leading the way as returns ranged between 6.01% for short term issues (per Lehman Brothers 1-3 year Gov't Index), and 11.02% for long term issues (per Lehman Brothers Gov't/Credit Long Term Index). In contrast, high yield bonds experienced negative returns as the Salomon Brothers High Yield Index dropped 1.53% over the year.

The large cap component detracted from overall performance primarily due to under performance by the Growth and US Large Cap Value Trusts. The foreign component detracted further from overall performance. The Real Estate Securities Trust contributed negatively to the portfolio's performance. The fixed income component also contributed negatively to the portfolio's overall performance as the out performance from the U.S. Gov't Securities Trust was offset by under performance from the Investment Quality Bond and High Yield Trusts.

OUTLOOK: We remain constructive on the outlook for 2003. Valuation has become more reasonable, with the S&P 500 now trading at 17.5x 2003 earnings. When compared to interest rates the market is the most attractively valued it has been in almost 30 years. The consumer continues to remain healthy as evidenced by strong auto and housing sales. The proposed economic stimulus package will keep the pace of economic recovery in tact. The market has not had a fourth consecutive down year since the 1929-32 period, which was during the great depression, a much different economic environment than today. However, the potential of a long war with Iraq, increased tensions in North Korea and other geo-political unrest could have a negative impact on the economy and the markets.

Corporate spreads have tightened rather significantly over the past quarter and accordingly may give back some of this performance over the short run. Longer-term corporate spreads should tighten and rates should rise as the economy improves. As always, the Trust remains fully invested and exposed to a broad range of domestic and international equities and management styles.

                                       lxv

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE     To achieve a high level of current income with some
  & POLICIES:            consideration given to growth of capital by investing
                         approximately 80% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                                 LEHMAN BROTHERS
                                               LIFESTYLE CONSERVATIVE 280    GOVERNMENT/CREDIT BOND      LIFESTYLE CONSERVATIVE
                                                     TRUST SERIES I                   INDEX                      POLICY
                                               --------------------------    ----------------------      ----------------------
Dec.1996                                                10000.00                    10000.00                    10000.00
                                                        10115.00                    10012.00                    10083.00
                                                        10176.00                    10033.00                    10126.00
Mar.1997                                                10071.00                     9914.00                    10055.00
                                                        10236.00                    10058.00                    10170.00
                                                        10422.00                    10152.00                    10351.00
Jun.1997                                                10591.00                    10274.00                    10518.00
                                                        10890.00                    10588.00                    10754.00
                                                        10787.00                    10470.00                    10655.00
Sep.1997                                                10991.00                    10634.00                    10873.00
                                                        10983.00                    10804.00                    10855.00
                                                        11089.00                    10861.00                    10937.00
Dec.1997                                                11215.00                    10975.00                    11041.00
                                                        11299.00                    11130.00                    11170.00
                                                        11494.00                    11107.00                    11288.00
Mar.1998                                                11665.00                    11142.00                    11413.00
                                                        11717.00                    11198.00                    11455.00
                                                        11718.00                    11317.00                    11477.00
Jun.1998                                                11828.00                    11433.00                    11568.00
                                                        11793.00                    11442.00                    11563.00
                                                        11429.00                    11665.00                    11304.00
Sep.1998                                                11766.00                    11999.00                    11538.00
                                                        11948.00                    11914.00                    11682.00
                                                        12158.00                    11985.00                    11846.00
Dec.1998                                                12359.00                    12014.00                    11961.00
                                                        12460.00                    12099.00                    12044.00
                                                        12286.00                    11811.00                    11904.00
Mar.1999                                                12469.00                    11870.00                    12034.00
                                                        12676.00                    11900.00                    12213.00
                                                        12569.00                    11777.00                    12130.00
Jun.1999                                                12617.00                    11741.00                    12220.00
                                                        12559.00                    11708.00                    12198.00
                                                        12530.00                    11699.00                    12188.00
Sep.1999                                                12569.00                    11804.00                    12192.00
                                                        12666.00                    11835.00                    12302.00
                                                        12743.00                    11828.00                    12377.00
Dec.1999                                                12879.00                    11756.00                    12533.00
                                                        12723.00                    11752.00                    12434.00
                                                        12821.00                    11899.00                    12507.00
Mar.2000                                                13078.00                    12071.00                    12716.00
                                                        13059.00                    12012.00                    12695.00
                                                        13041.00                    12001.00                    12666.00
Jun.2000                                                13242.00                    12246.00                    12875.00
                                                        13329.00                    12375.00                    12958.00
                                                        13532.00                    12550.00                    13124.00
Sep.2000                                                13514.00                    12598.00                    13108.00
                                                        13517.00                    12677.00                    13067.00
                                                        13541.00                    12894.00                    12987.00
Dec.2000                                                13861.00                    13147.00                    13217.00
                                                        14074.00                    13368.00                    13461.00
                                                        13980.00                    13506.00                    13357.00
Mar.2001                                                13896.00                    13568.00                    13277.00
                                                        14044.00                    13466.00                    13436.00
                                                        14086.00                    13544.00                    13506.00
Jun.2001                                                14039.00                    13609.00                    13494.00
                                                        14180.00                    13948.00                    13603.00
                                                        14198.00                    14126.00                    13614.00
Sep.2001                                                14028.00                    14256.00                    13445.00
                                                        14199.00                    14619.00                    13621.00
                                                        14302.00                    14379.00                    13779.00
Dec.2001                                                14319.00                    14266.00                    13790.00
                                                        14300.00                    14370.00                    13776.00
                                                        14348.00                    14492.00                    13808.00
Mar.2002                                                14395.00                    14198.00                    13884.00
                                                        14484.00                    14473.00                    13952.00
                                                        14533.00                    14606.00                    14001.00
Jun.2002                                                14376.00                    14730.00                    13864.00
                                                        14162.00                    14907.00                    13704.00
                                                        14314.00                    15241.00                    13835.00
Sep.2002                                                14145.00                    15569.00                    13671.00
                                                        14251.00                    15419.00                    13778.00
                                                        14459.00                    15429.00                    13996.00
Dec.2002                                                14577.00                    15837.00                    14044.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                   Since                         Since
Periods Ending December 31, 2002                              1 Year    5 Year   Inception       5 Year        Inception
Lehman Brothers Government/Credit Bond Index*                  11.02%    7.61%       7.96%       44.30%            58.37%
Lifestyle Conservative Policy*+                                 1.83%    4.93%       5.82%       27.21%            40.44%
Lifestyle Conservative 280 Trust Series I                       1.80%    5.38%       6.50%       29.88%            45.77%
Lifestyle Conservative 280 Trust Series II+++                                                                       1.83%

  + The Lifestyle Conservative Policy is a blend of returns (10% Russell 1000
    Index, 5% MSCI EAFE Index, Index, 2% Lehman Brothers LT Government/Credit Bond Index, 30% Lehman Brothers 1-3 Year Government Index, 15% of the 3-month T-Bill, 8% Salomon Brothers High Yield Index and 5% NAREIT Index). The Lifestyle Conservative Composite Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                                       lxvi

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Lifestyle Conservative 280 Trust Series I returned 1.80%, slightly underperforming the 1.83% return of the Lifestyle Conservative Policy.

ENVIRONMENT: The bond market rallied and the yield curve steepened during the course of 2002. The Treasury rally was driven by many factors including heightened global geo-political risks, ongoing threats of terrorism, poor stock market performance, corporate governance issues and a sputtering domestic economy. After easing aggressively in 2001, the Fed remained on the sidelines for much of 2002. The only Fed move came in November when the Funds rate was lowered by 50 basis points. GDP growth for the full year 2002 is expected to be slightly less than 3%. Despite weak employment conditions and flagging confidence, consumer spending was unexpectedly strong for most of the year, while business investment spending remained weak for the second year in a row. Both Agency and MBS (Mortgage Backed Securities) spreads were tighter in 2002. Fixed income performance was mixed with investment grade bonds leading the way as returns ranged between 6.01% for short term issues (per Lehman Brothers 1-3 year Gov't Index), and 11.02% for long term issues (per Lehman Brothers Gov't/Credit Long Term Index). In contrast, high yield bonds experienced negative returns as the Salomon Brothers High Yield Index dropped 1.53% over the year.

The S&P 500 suffered its worst decline since 1974 and its first three-year consecutive decline since the 1939-41 bear market. The dramatic decline in the market was a result of increased geo-political tensions, the potential of war with Iraq, declining corporate operating profits, the tailwinds of the corporate scandals and the slower economic growth environment. Consumer Staples, Basic Materials and Energy out performed. Technology, Telecom Services and Utilities underperformed. Real estate securities were relatively the strongest performers, as the NAREIT Index posted a return of 4.59% for the year, compared to the -22.10% return of the S&P 500 Index. On a style basis, growth-oriented stocks underperformed their value counterparts as the Russell 3000 Growth Index returned -28.04% versus the Russell 3000 Value Index return of -15.18%. Foreign equities also generated negative returns as the MSCI EAFE Index emerged with a 15.66% loss.

The Lifestyle Conservative 280 Trust slightly underperformed its benchmark for the year. Outperformance from the large cap component was driven by out performance by the Fundamental Value Trust. Within the foreign component, underperformance from the International Stock Trust had a negative impact. The Real Estate Securities Trust detracted from overall performance. The fixed income component contributed negatively to the portfolio's performance since the positive performance of the U.S. Gov't Securities Trust was offset by underperformance of the Diversified Bond and High Yield Trusts.

OUTLOOK: We remain constructive on the outlook for 2003. Valuation has become more reasonable, with the S&P 500 now trading at 17.5x 2003 earnings. When compared to interest rates the market is the most attractively valued it has been in almost 30 years. The consumer continues to remain healthy as evidenced by strong auto and housing sales. The proposed economic stimulus package will keep the pace of economic recovery in tact. The market has not had a fourth consecutive down year since the 1929-32 period, which was during the great depression, a much different economic environment than today. However, the potential of a long war with Iraq, increased tensions in North Korea and other geo-political unrest could have a negative impact on the economy and the markets.

Corporate spreads have tightened rather significantly over the past quarter and accordingly may give back some of this performance over the short run. Longer-term corporate spreads should tighten and rates should rise as the economy improves. As always, the Trust remains fully invested and its diversification across fixed income and equities should continue to provide low volatility appreciation going forward.

                                      lxvii

                              SMALL-MID CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation, with dividend
  & POLICIES:            income as a secondary consideration by investing at least
                         80% of the portfolio's assets in small and mid cap
                         companies. (Small and mid cap companies are companies whose market cap does not exceed the market cap of the largest
                         company included in the Russell 2500 Index at the time of
                         purchase by the portfolio that Kayne Anderson Rudnick
                         believes are of high quality.
SUBADVISER:              Kayne Anderson Rudnick Investment Management, LLC
PORTFOLIO MANAGERS:      Sandi Gleason and Robert Schwarzkopf
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                SMALL-MID CAP TRUST SERIES I            RUSSELL 2500 INDEX
                                                                ----------------------------            ------------------
Jun.2001                                                                  10000.00                           10000.00
Jul. 2001                                                                  9968.00                            9642.00
Aug. 2001                                                                  9752.00                            9326.00
Sep. 2001                                                                  8600.00                            8119.00
Oct. 2001                                                                  8568.00                            8539.00
Nov. 2001                                                                  9144.00                            9230.00
Dec. 2001                                                                  9560.00                            9747.00
Jan. 2002                                                                  9632.00                            9626.00
Feb. 2002                                                                  9656.00                            9458.00
Mar. 2002                                                                 10240.00                           10112.00
Apr. 2002                                                                 10096.00                           10086.00
May 2002                                                                  10032.00                            9791.00
Jun. 2002                                                                  9176.00                            9239.00
Jul. 2002                                                                  8328.00                            8136.00
Aug. 2002                                                                  8617.00                            8161.00
Sep. 2002                                                                  7864.00                            7514.00
Oct. 2002                                                                  7761.00                            7759.00
Nov. 2002                                                                  8241.00                            8393.00
Dec. 2002                                                                  7880.00                            8310.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return           Cumulative Total Return
                                                                                   Since                      Since
          Periods Ending December 31, 2002                      1 Year           Inception                  Inception
Russell 2500 Index*                                            -17.79%            -12.25%                    -16.90%
Small-Mid Cap Trust Series I                                   -17.57%            -15.05%                    -21.20%
Small-Mid Cap Trust Series II+++                                                                              -4.18%
+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the Small-Mid Cap Trust Series I returned -17.57%, outperforming the -17.79% return of the Russell 2500 Index.

ENVIRONMENT: The threat of war along with the nagging uncertainty over the timing and degree of an economic pickup caused broad weakness in equities during 2002. Unprofitable companies, 19% of the Russell 2500 Index, produced the weakest returns. Fundamental risks to U.S. economic growth include continued sluggish corporate investment in capital goods, weakness in the labor markets, and slow global growth. Nonetheless, many positive fundamental factors exist -- moderate inflation, low interest rates, and more reasonable equity valuations. Although the economic growth rate is expected to remain moderate, recent data suggest that the U.S. has emerged from the recession. Corporate operating profits have risen from the trough in late 2001 and labor productivity has continued to show gains.

The trust invests in high-quality companies, which contributed to it outperforming the index for the year and to its lower standard deviation and beta. Complete avoidance of unprofitable companies contributed the most to performance over the trailing year.

OUTLOOK: We cannot predict the outcome of the highly visible security issues the world currently faces. However, we believe that stock prices, to a large extent, already reflect the risks associated with potential geopolitical events such as war and terrorist activities. We feel it is a time for investors to return to basics and take a longer-term view of the markets. We believe that superior growth, value, and quality characteristics are the sources of our superior long-term investment performance and lower risk profile.

                                      lxviii

                       INTERNATIONAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing, under
  POLICIES:              normal market conditions, at least 80% of the portfolios net assets in equity securities, principally American Depository
                         Receipts and common stocks of relatively large non-U.S.
                         companies. These companies will have market capitalizations in the range of the Morgan Stanley Capital International
                         (MSCI) Europe, Australia and Far East Index. Lazard believes these companies are undervalued based on their earnings,
                         cash flow or asset values.
SUBADVISER:              Lazard Asset Management
PORTFOLIO MANAGERS:      Herbert W. Gullquist, John R. Reinsberg and Ronald Saba
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                             INTERNATIONAL EQUITY SELECT TRUST
                                                                         SERIES I                        MSCI EAFE INDEX
                                                             ---------------------------------           ---------------
Jun.2001                                                                 10000.00                            10000.00
Jul.2001                                                                 10072.00                             9819.00
Aug.2001                                                                  9800.00                             9572.00
Sep.2001                                                                  8888.00                             8605.00
Oct.2001                                                                  9008.00                             8825.00
Nov.2001                                                                  9424.00                             9151.00
Dec.2001                                                                  9616.00                             9205.00
Jan.2002                                                                  9168.00                             8717.00
Feb.2002                                                                  9376.00                             8778.00
Mar.2002                                                                  9816.00                             9258.00
Apr.2002                                                                  9968.00                             9325.00
May.2002                                                                  9936.00                             9451.00
Jun.2002                                                                  9744.00                             9078.00
Jul.2002                                                                  8712.00                             8183.00
Aug.2002                                                                  8760.00                             8166.00
Sep.2002                                                                  7848.00                             7291.00
Oct.2002                                                                  8449.00                             7684.00
Nov.2002                                                                  8665.00                             8033.00
Dec.2002                                                                  8496.00                             7907.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                   Since                       Since
Periods Ending December 31, 2002                               1 Year            Inception                   Inception
MSCI EAFE Index*                                               -15.66%            -15.27%                     -20.93%
International Equity Select Trust Series I                     -11.65%            -10.56%                     -15.04%
International Equity Select Trust Series II+++                                                                 -2.12%

+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the International Equity Select Trust Series I returned -11.65%, outperforming the -15.66% return of the MSCI EAFE Index.

ENVIRONMENT: International stocks declined for the third consecutive year in 2002. The portfolio defended well in the decline, falling less than the overall market, although unable to avoid weakness entirely.

Concerns over terrorism, impending war and fall-out from U.S. accounting scandals weighed heavily on the markets. Adding to market anxiety were slower-than-expected economic growth worldwide and continued weakness in corporate spending and investment. European markets suffered additional setbacks triggered by massive floods and the fact that insurers were forced to sell equities in an attempt to strengthen their balance sheets. The decline was very broad-based. U.S. stocks lagged behind other developed markets, but European markets and Japanese stocks still fell. The Technology and Telecommunications sectors continued to experience widespread selling. No market sectors were completely spared, but economically defensive sectors such as Consumer Staples outperformed the market. A fourth-quarter rally was led by groups that were weakest earlier in the year, including Technology and Telecommunications stocks, and European insurers. However, the rebound began to fade in December.

The portfolio's Consumer Staples holdings performed well and its valuations remain attractive because its earnings have been resilient. Our European energy holdings also performed well due to both their defensive characteristics and attractive relative valuations. However, our financial holdings slid in the wake of economic turmoil in Latin America, capital markets weakness, and claims arising from the World Trade Center attack and the German floods. Technology holdings also experienced weakness.

OUTLOOK: We are hopeful that the worst of the bear market is behind us in light of the magnitude and duration of this decline. Fortunately, the market weakness has created many buying opportunities for disciplined investors, and we continue to seek to identify attractive relative value opportunities. During the year, we were able to buy companies with long histories of high financial productivity at very attractive valuations amid market volatility. We feel our holdings are well positioned for an inevitable upturn.

                                       lxix

                             HIGH GRADE BOND TRUST

INVESTMENT OBJECTIVE &   To seek to maximize total return, consistent with the
  POLICIES:              preservation of capital and prudent investment management by investing at least 80%, under normal market conditions, in investment grade, fixed income securities of varying
                         maturities.
SUBADVISER:              Allegiance Capital, Inc.
PORTFOLIO MANAGERS:      William Mawhorter
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                  [LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               HIGH GRADE BOND TRUST SERIES I                 INDEX
                                                               ------------------------------     ------------------------------
Jun.2001                                                                   10000                              10000
Jul.2001                                                                   10112                              10224
Aug.2001                                                                   10224                              10342
Sep.2001                                                                   10432                              10462
Oct.2001                                                                   10696                              10680
Nov.2001                                                                   10400                              10533
Dec.2001                                                                   10321                              10465
Jan.2002                                                                   10387                              10550
Feb.2002                                                                   10511                              10652
Mar.2002                                                                   10263                              10476
Apr.2002                                                                   10495                              10679
May2002                                                                    10553                              10770
Jun.2002                                                                   10702                              10863
Jul.2002                                                                   10958                              10995
Aug.2002                                                                   11181                              11181
Sep.2002                                                                   11463                              11362
Oct.2002                                                                   11372                              11309
Nov.2002                                                                   11173                              11306
Dec.2002                                                                   11457                              11287

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return             Cumulative Total Return
                                                                                  Since                        Since
Periods Ending December 31, 2002                              1 Year            Inception                    Inception
Lehman Brothers Aggregate Bond Index*                         10.27%              8.92%                        12.87%
High Grade Bond Trust Series I                                11.01%              9.76%                        14.57%
High Grade Bond Trust Series II+++                                                                              1.77%

+++ Series II inception date: November 25, 2002.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2002, the High Grade Bond Trust Series I returned 11.01%, outperforming the +10.27% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Interest rates rose early in the year, then declined through much of 2002, ending the year significantly lower, reaching their lowest levels in more than 40 years. Corporate bonds outperformed Treasuries during the first quarter. With the decline of the stock market, Treasuries outperformed corporate bonds during the second and third quarters, only to lose to corporate bonds during the fourth quarter as stocks rallied. For the year, corporate bonds underperformed U.S. Treasuries. The Trust invests strictly in AAA securities, excluding all corporate bonds. This exclusion of corporate bonds, when coupled with the Trust's investment focus in intermediate maturity issues during the second and third quarters, and then to blanket across the yield curve during the fourth quarter, enabled the Trust to provide a 2002 return above the benchmark.

OUTLOOK: We believe the economy will continue to be weak. Business investment has not begun to rebound to a level needed for sustained economic growth, corporate profits are lackluster, and car and retail sales have weakened. The threat of war with Iraq, coupled with concerns about Venezuela and North Korea, hang over the political spectrum. U.S. and state-level deficits are rising, the U.S. balance of payments is at record negative levels, and deflation concerns are surfacing.

We expect the 10-year Treasury to trade in a narrow yield range from 3 3/4 % to 4 1/2/4 3/4% throughout 2003. We expect the bond market's return to be in a range of 4% to 6 1/2%. Corporate profit margins are expected to remain under pressure, and the stock market volatile without a sustained upward movement.

Mortgage-Backed Securities are currently limited in our investments due to the high level of refinancing activity. As this level modulates, we will begin to add a significant Mortgage-Backed position to the portfolio to take advantage of the very wide yield spread advantage of Mortgage-Backed issues to Treasuries.

                                       lxx

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Manufacturers Investment Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 63 of the portfolios (identified in Note 1) comprising Manufacturers Investment Trust at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Manufacturers Investment Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

[PricewaterhouseCoopers LLP]
Boston, Massachusetts
February 21, 2003

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2002

                                                           INTERNET        PACIFIC RIM               TELE-             SCIENCE &
                                                         TECHNOLOGIES    EMERGING MARKETS       COMMUNICATIONS         TECHNOLOGY
                                                            TRUST            TRUST                  TRUST                TRUST
                                                         ------------    ----------------       --------------       ------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)         $ 34,979,787    $     60,763,035       $   15,309,392      $ 391,710,250
Repurchase agreements, at value                             1,288,000                   -            1,505,000          1,969,000
Cash                                                              141                   -                  268                466
Foreign currency                                                    -              87,969                1,785                  -
Receivables:
     Investments sold                                               -             259,822               47,428                  -
     Fund shares sold                                          19,678              33,027               12,612                  -
     Dividends and interest                                        22              16,552               15,163            110,781
     Foreign tax withholding reclaims                               -                   -                2,240                 69
Other assets                                                      292                 486                  116              5,053
                                                         ------------    ----------------       --------------      -------------
     TOTAL ASSETS                                          36,287,920          61,160,891           16,894,004        393,795,619
                                                         ------------    ----------------       --------------      -------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                    -                  25                    -                  -
     Investments purchased                                     50,261                   -               13,512          3,004,628
     Fund shares redeemed                                           -                   -                    -          1,003,901
     Dividend and interest withholding tax                          -               2,101                1,427              6,740
     Due to custodian                                               -             115,199                    -                  -
     Other payables and accrued expenses                        6,202              22,311                4,820             65,335
     Collateral for securities lending                      7,678,509          10,797,720            2,949,218         20,097,895
                                                         ------------    ----------------       --------------      -------------
     TOTAL LIABILITIES                                      7,734,972          10,937,356            2,968,977         24,178,499
                                                         ------------    ----------------       --------------      -------------
NET ASSETS                                               $ 28,552,948    $     50,223,535       $   13,925,027      $ 369,617,120
                                                         ============    ================       ==============      =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                          -    $         96,181       $         (631)                 -
Accumulated undistributed net realized loss on
     investments, options, foreign currency
     and forward foreign currency contracts              $(60,852,753)        (12,925,038)         (13,501,180)     $(972,959,680)
Unrealized appreciation (depreciation) on:
     Investments                                          (19,250,520)        (16,254,491)            (925,294)      (150,997,433)
     Foreign currency and forward foreign
      currency contracts                                            -               3,294                  278                  9
Capital shares at par value of $.01                           119,801              86,429               33,555            486,287
Additional paid-in capital                                108,536,420          79,217,160           28,318,299      1,493,087,937
                                                         ------------    ----------------       --------------      -------------
NET ASSETS                                               $ 28,552,948    $     50,223,535       $   13,925,027      $ 369,617,120
                                                         ============    ================       ==============      =============
Investments in securities, including repurchase
    agreements, at identified cost                       $ 55,518,307    $     77,017,526       $   17,739,686      $ 544,676,683
                                                         ------------    ----------------       --------------      -------------
Investments in foreign currency, at identified
    cost                                                            -    $         84,764       $        1,822                  -
                                                         ============    ================       ==============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 25,928,855    $     45,936,869       $   11,637,747      $ 358,553,117
                                                         ============    ================       ==============      =============
Shares Outstanding                                         10,877,851           7,905,241            2,803,496         47,171,340
                                                         ------------    ----------------       --------------      -------------
Net asset value, offering and redemption price
    per share                                            $       2.38    $           5.81       $         4.15      $        7.60
                                                         ============    ================       ==============      =============

SERIES II SHARES:
Net Assets at value                                      $  2,624,093    $      4,286,666       $    2,287,280      $ 11,064,003
                                                         ============    ================       ==============      =============
Shares Outstanding                                          1,102,278             737,666              551,981          1,457,312
                                                         ------------    ----------------       --------------      -------------
Net asset value, offering and redemption price
    per share                                            $       2.38    $           5.81       $         4.14      $        7.59
                                                         ============    ================       ==============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         INTERNATIONAL         HEALTH         AGGRESSIVE             EMERGING
                                                          SMALL CAP           SCIENCES         GROWTH             SMALL COMPANY
                                                            TRUST              TRUST            TRUST                 TRUST
                                                         -------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)         $  94,750,029    $    91,035,974    $ 263,082,061        $  357,287,070
Repurchase agreements, at value                              3,528,000          1,462,000       26,407,000             7,756,000
Cash                                                                90                615              238                   821
Foreign currency                                             1,827,502                  -                -                     -
Receivables:
     Investments sold                                        5,612,604            322,017                -                     -
     Fund shares sold                                           44,827             78,795                -                 6,152
     Dividends and interest                                     90,663              4,951           33,192                77,908
     Foreign tax withholding reclaims                           38,796              1,138                -                     -
Other assets                                                     1,163                568            2,509                 3,466
                                                         -------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          105,893,674         92,906,058      289,525,000           365,131,417
                                                         -------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                20,953                  -                -                     -
     Investments purchased                                     945,626          1,418,723          390,962                     -
     Fund shares redeemed                                            -                  -          330,847                     -
     Dividend and interest withholding tax                       9,709                  -                -                     -
     Other payables and accrued expenses                        63,168             13,028           41,732                52,654
     Collateral for securities lending                               -         12,896,261       45,641,187            53,693,017
Written options outstanding, at value (Note 3)                       -            578,325                -                     -
                                                         -------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                       1,039,456         14,906,337       46,404,728            53,745,671
                                                         -------------    ---------------    -------------        --------------
NET ASSETS                                               $ 104,854,218    $    77,999,721    $ 243,120,272        $  311,385,746
                                                         =============    ===============    =============        ==============

NET ASSETS CONSIST OF:
Undistributed net investment loss                        $      20,394                  -                -        $       89,642
Accumulated undistributed net realized loss on
     investments, options, foreign currency
     and forward foreign currency contracts               (134,052,479)   $    (8,952,732)   ($154,449,014)          (71,299,403)
Unrealized appreciation (depreciation) on:
     Investments                                            (3,754,542)       (10,239,396)     (23,773,124)          (66,678,890)
     Written options contracts                                       -            (68,440)               -                     -
     Foreign currency and forward foreign
      currency contracts                                        22,124                119                -                     -
Capital shares at par value of $.01                            111,408             79,324          245,005               168,774
Additional paid-in capital                                 242,507,313         97,180,846      421,097,405           449,105,623
                                                         -------------    ---------------    -------------        --------------
NET ASSETS                                               $ 104,854,218    $    77,999,721    $ 243,120,272        $  311,385,746
                                                         =============    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost
                                                         $ 102,032,571    $   102,737,370    $ 313,262,185        $  431,721,960
                                                         -------------    ---------------    -------------        --------------
Investments in foreign currency, at identified
    cost                                                 $   1,818,598                  -                -                     -
                                                         =============    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 100,006,248    $    62,075,304    $ 225,797,899        $  293,594,330
                                                         =============    ===============    =============        ==============
Shares Outstanding                                          10,625,783          6,312,339       22,754,146            15,912,567
                                                         -------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
    per share                                            $        9.41    $          9.83    $        9.92        $        18.45
                                                         =============    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                      $   4,847,970    $    15,924,417    $  17,322,373        $   17,791,416
                                                         =============    ===============    =============        ==============
Shares Outstanding                                             515,071          1,620,089        1,746,343               964,866
                                                         -------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
    per share                                            $        9.41    $          9.83    $        9.92        $        18.44
                                                         =============    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                       SMALL COMPANY        DYNAMIC             MID CAP              MID CAP
                                                          BLEND              GROWTH             GROWTH            OPPORTUNITIES
                                                          TRUST              TRUST              TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     144,120,114    $    69,186,031    $  39,051,909        $   22,301,542
Repurchase agreements, at value                              3,672,000          5,037,000        3,226,000             1,378,000
Cash                                                                54                273              369                   255
Receivables:
     Investments sold                                            3,403                  -           41,567                 8,766
     Fund shares sold                                          148,151             10,488                -                40,981
     Dividends and interest                                    194,039             27,861           16,501                 6,281
     Foreign tax withholding reclaims                              534                  -                -                     -
Other assets                                                     1,539              1,023              348                   298
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          148,139,834         74,262,676       42,336,694            23,736,123
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Investments purchased                                     367,284                  -           62,927                 5,423
     Fund shares redeemed                                            -                  -           22,513                     -
     Dividend and interest withholding tax                          90                  -                -                    11
     Other payables and accrued expenses                        27,259             18,071           11,038                13,227
     Collateral for securities lending                      25,373,996          6,257,128        1,495,926             1,421,077
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      25,768,629          6,275,199        1,592,404             1,439,738
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     122,371,205    $    67,987,477    $  40,744,290        $   22,296,385
                                                     =================    ===============    =============        ==============

NET ASSETS CONSIST OF:
Undistributed net investment loss                    $          28,599                  -                -                     -
Accumulated undistributed net realized loss on
     investments                                           (37,243,786)   $  (164,256,561)   $ (14,759,684)       $  (11,672,354)
Unrealized depreciation on:
     Investments                                           (41,380,332)          (882,761)      (2,126,905)           (2,085,347)
Capital shares at par value of $.01                            149,953            199,644           55,893                30,176
Additional paid-in capital                                 200,816,771        232,927,155       57,574,986            36,023,910
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     122,371,205    $    67,987,477    $  40,744,290        $   22,296,385
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
 agreements, at identified cost                      $     189,172,446    $     5,105,792    $  44,404,814        $   25,764,889
                                                     -----------------    ---------------    -------------        --------------
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     106,357,298    $    63,745,216    $  32,380,526        $   17,411,617
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          13,031,161         18,715,329        4,441,004             2,355,818
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $            8.16    $          3.41    $        7.29        $         7.39
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $      16,013,907    $     4,242,261    $   8,363,764        $    4,884,768
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           1,964,163          1,249,106        1,148,272               661,803
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $            8.15    $          3.40    $        7.28        $         7.38
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         MID CAP              ALL CAP          FINANCIAL
                                                          STOCK               GROWTH            SERVICES             OVERSEAS
                                                          TRUST               TRUST              TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     224,601,256    $   484,288,495    $  52,682,182        $  347,431,785
Repurchase agreements, at value                             20,666,000         22,337,000                -            27,581,000
Cash                                                               549                579              821                   908
Foreign currency                                                     -                  -                -             1,829,919
Receivables:
     Fund shares sold                                                -                  -          103,626                 4,884
     Dividends and interest                                     48,711            169,228           92,674               250,133
     Foreign tax withholding reclaims                                -                  -            5,061                95,434
Other assets                                                     1,455              4,819              310                 2,934
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          245,317,971        506,800,121       52,884,674           377,196,997
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Investments purchased                                   1,317,956          1,379,998                -                     -
     Fund shares redeemed                                      420,596          1,668,075                -                     -
     Dividend and interest withholding tax                           -              1,141              653                21,413
     Other payables and accrued expenses                        20,567             68,267            7,069                78,985
     Collateral for securities lending                      24,997,068         22,034,101        3,607,570            50,573,509
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      26,756,187         25,151,582        3,615,292            50,673,907
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     218,561,784    $   481,648,539    $  49,269,382        $  326,523,090
                                                     =================    ===============    =============        ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                           -                  -    $     121,346        $    1,832,814
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts          $     (50,412,906)   $  (264,358,046)        (621,628)         (170,231,570)
Unrealized appreciation (depreciation) on:
     Investments                                           (10,894,380)       (68,403,675)      (8,477,290)          (69,957,427)
     Foreign currency and forward foreign currency
       contracts                                                     -                228              633                 7,827
Capital shares at par value of $.01                            262,067            432,052           51,608               488,135
Additional paid-in capital                                 279,607,003        813,977,980       58,194,713           564,383,311
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     218,561,784    $   481,648,539    $  49,269,382        $  326,523,090
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
 agreements, at
     identified cost                                 $     256,161,636    $   575,029,170    $  61,159,472        $  444,970,212
                                                     -----------------    ---------------    -------------        --------------
Investments in foreign currency, at identified cost                  -                  -                -        $    1,839,384
                                                     =================    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     186,950,480    $   456,752,151    $  37,131,648        $  298,842,902
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          22,414,308         40,969,823        3,888,323            44,675,209
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                                       $8.34    $         11.15    $        9.55        $         6.69
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $      31,611,304    $    24,896,388    $  12,137,734        $   27,680,188
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           3,792,370          2,235,363        1,272,428             4,138,316
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $            8.34    $         11.14    $        9.54        $         6.69
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                       INTERNATIONAL       INTERNATIONAL        CAPITAL             STRATEGIC
                                                           STOCK               VALUE          APPRECIATION        OPPORTUNITIES
                                                           TRUST               TRUST             TRUST                TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     299,659,955    $   312,277,106    $ 125,390,667        $  570,912,066
Repurchase agreements, at value                                      -         15,522,000                -             9,731,000
Cash                                                                 -                991            2,043                   712
Foreign currency                                               890,355                  -                -                     -
Receivables:
     Forward foreign currency contracts (Note 8)                   409                  5                -                     -
     Investments sold                                        2,488,159                  -          530,130            16,189,755
     Fund shares sold                                                -                  -           78,121             2,083,021
     Dividends and interest                                    330,520            328,275           67,610               963,590
     Foreign tax withholding reclaims                           88,010             46,070               27                     -
Other assets                                                     2,217              2,059              422                 7,919
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          303,459,625        328,176,506      126,069,020           599,888,063
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                 3,514                  -                -                     -
     Investments purchased                                     742,918              6,034          219,571             5,179,217
     Fund shares redeemed                                      607,327            836,982                -                     -
     Dividend and interest withholding tax                      32,416             44,413                -                     -
     Due to custodian                                        2,166,004                  -                -                     -
     Other payables and accrued expenses                        62,927             50,606           11,126               102,169
     Collateral for securities lending                      20,376,502         48,003,295        2,725,000            71,859,238
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      23,991,608         48,941,330        2,955,697            77,140,624
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     279,468,017    $   279,235,176    $ 123,113,323       $   522,747,439
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)           $       1,640,848    $     3,129,092                -                     -
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts               (119,039,375)       (29,306,749)   $ (17,421,407)       $ (690,765,724)
Unrealized appreciation (depreciation) on:
     Investments                                           (12,646,423)       (47,422,141)     (11,836,535)          (28,498,535)
     Foreign currency and forward foreign currency
       contracts                                                22,277             11,566                -                     -
Capital shares at par value of $.01                            373,501            324,547          198,264               675,316
Additional paid-in capital                                 409,117,189        352,498,861      152,173,001         1,241,336,382
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     279,468,017    $   279,235,176    $ 123,113,323        $  522,747,439
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost                     $     312,306,378    $   375,221,247    $ 137,227,202        $  609,141,601
                                                     -----------------    ---------------    -------------        --------------
Investments in foreign currency, at identified cost  $         892,584                  -                -                     -
                                                     =================    ===============    =============        ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     246,793,855    $   228,882,083    $ 100,415,012        $  513,566,910
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          32,983,613         26,601,022       16,166,056            66,344,322
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            7.48    $          8.60    $        6.21        $         7.74
                                                     =================    ===============    =============        ==============
SERIES II SHARES:
Net Assets at value                                  $      32,674,162    $    50,353,093    $  22,698,311        $    9,180,529
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           4,366,521          5,853,695        3,660,339             1,187,303
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $            7.48    $          8.60    $        6.20        $         7.73
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                       QUANTITATIVE           GLOBAL           STRATEGIC             ALL CAP
                                                         MID CAP              EQUITY            GROWTH                 CORE
                                                          TRUST               TRUST              TRUST                TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $      82,046,249    $   388,233,116    $ 163,415,435        $  245,869,339
Repurchase agreements, at value                              3,572,000            742,000                -            13,372,000
Cash                                                               234                256          287,665                   112
Foreign currency                                                     -            955,030                -                     -
Receivables:
     Forward foreign currency contracts (Note 8)                     -            272,176                2                     -
     Investments sold                                          779,203                 15          196,220                     -
     Fund shares sold                                                -            316,726           45,002             1,411,409
     Variation margin for open futures contracts                     -                  -                -                 9,400
     Dividends and interest                                      9,211            603,903          138,936               302,975
     Foreign tax withholding reclaims                                -            227,209            1,851                     -
Other assets                                                     4,380              4,037              891                 3,661
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                           86,411,277        391,354,468      164,086,002           260,968,896
                                                     -----------------    ---------------    -------------        --------------
LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                     -            352,130                -                     -
     Investments purchased                                     276,125            347,641        5,668,687                     -
     Fund shares redeemed                                      771,618                  -                -                     -
     Dividend and interest withholding tax                           -             25,441              609                     -
     Other payables and accrued expenses                        14,278            88,691            17,128                48,941
     Collateral for securities lending                       5,088,000         34,418,503          876,191            13,140,656
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                       6,150,021         35,232,406        6,562,615            13,189,597
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $      80,261,256    $   356,122,062    $ 157,523,387        $  247,779,299
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                           -    $     3,471,156    $          (2)       $        2,465
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts          $     (45,139,419)      (120,890,497)     (23,947,155)         (357,461,807)
Unrealized appreciation (depreciation) on:
     Investments                                               262,638        (35,124,571)     (16,800,249)          (12,386,927)
     Futures contracts                                               -                  -                -              (277,869)
     Foreign currency and forward foreign currency
       contracts                                                     -            (82,909)             202                     -
Capital shares at par value of $.01                            101,701            342,622          198,560               237,508
Additional paid-in capital                                 125,036,336        508,406,261      198,072,031           617,665,929
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $      80,261,256    $   356,122,062    $ 157,523,387        $  247,779,299
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost                     $      85,355,611    $   424,099,687    $ 180,215,684        $  271,628,266
                                                     -----------------    ---------------    -------------        --------------
Investments in foreign currency, at identified cost                  -    $       982,805                -                     -
                                                     =================    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $      78,053,346    $   347,618,676    $ 132,098,483        $  243,483,539
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           9,890,051         33,443,736       16,648,781            23,338,860
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            7.89    $         10.39    $        7.93        $        10.43
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $       2,207,910    $     8,503,386    $  25,424,904        $    4,295,760
                                                     =================    ===============    =============        ==============
Shares Outstanding                                             280,079            818,499        3,207,247               411,891
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            7.88    $         10.39    $        7.93        $        10.43
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         LARGE CAP            ALL CAP           CAPITAL            QUANTITATIVE
                                                          GROWTH               VALUE         OPPORTUNITIES            EQUITY
                                                           TRUST               TRUST             TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     410,239,381    $    46,176,179    $  41,066,770        $  253,335,924
Repurchase agreements, at value                              8,861,000                  -                -             5,906,000
Cash                                                               337                  -           60,650                   809
Receivables:
     Investments sold                                           81,100                  -           90,644                     -
     Fund shares sold                                        1,583,257             20,211                -               673,920
     Dividends and interest                                    536,450             21,998           66,742               381,644
     Foreign tax withholding reclaims                            6,572                  -              351                     -
Other assets                                                     4,115                291                -                 3,352
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          421,312,212         46,218,679       41,285,157           260,301,649
                                                     -----------------    ---------------    -------------        --------------
LIABILITIES
Payables:
     Investments purchased                                     178,400             70,387          789,227                     -
     Fund shares redeemed                                            -                  -           23,073                     -
     Dividend and interest withholding tax                       3,940                188                -                 1,388
     Due to custodian                                                -              2,893                -                     -
     Other payables and accrued expenses                        60,224              5,963            9,102                48,516
     Collateral for securities lending                      18,808,238          6,698,100          406,080             4,732,524
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      19,050,802          6,777,531        1,227,482             4,782,428
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     402,261,410    $    39,441,148    $  40,057,675        $  255,519,221
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $       1,206,747    $        46,123    $      14,868        $    1,699,756
Accumulated undistributed net realized loss on
     investments, foreign currency and forward
     foreign currency contracts                           (221,102,122)        (2,427,938)     (11,684,901)         (212,500,168)
Unrealized appreciation (depreciation) on:
     Investments                                           (52,551,353)        (8,698,741)      (2,361,080)          (52,611,426)
     Foreign currency and forward foreign currency
       contracts                                                   848                  -                -                     -
Capital shares at par value of $.01                            528,902             43,361           51,442               206,246
Additional paid-in capital                                 674,178,388         50,478,343       54,037,346           518,724,813
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     402,261,410    $    39,441,148    $  40,057,675        $  255,519,221
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost                     $     471,651,734    $    54,874,920    $  43,427,850        $  311,853,350
                                                     -----------------    ---------------    -------------        --------------
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     370,765,128    $    32,236,812    $  34,153,293        $  248,729,010
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          48,743,609          3,543,996        4,385,157            20,076,241
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            7.61    $          9.10    $        7.79        $        12.39
                                                     =================    ===============    =============        ==============
SERIES II SHARES:
Net Assets at value                                  $      31,496,282    $     7,204,336    $   5,904,382        $    6,790,211
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           4,146,582            792,135          759,040               548,386
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            7.60    $          9.09    $        7.78        $        12.38
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         BLUE CHIP                            REAL ESTATE          SMALL COMPANY
                                                          GROWTH             UTILITIES         SECURITIES              VALUE
                                                           TRUST               TRUST             TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $   1,189,559,135    $    28,051,358    $ 339,009,999        $  389,451,436
Repurchase agreements, at value                             16,025,000                  -       20,081,000             2,933,000
Cash                                                             1,647             95,898              764                   479
Foreign currency                                                     2                  -                -                     -
Receivables:
     Forward foreign currency contracts (Note 8)                     -                498                -                     -
     Investments sold                                          521,305            355,609        2,197,337               129,275
     Fund shares sold                                                -            229,182          270,955               625,351
     Dividends and interest                                  1,046,808             77,838        2,016,511               515,608
     Foreign tax withholding reclaims                                -                919                -                     -
Other assets                                                    12,656                185            2,008                 2,542
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                        1,207,166,553         28,811,487      363,578,574           393,657,691
                                                     -----------------    ---------------    -------------        --------------
LIABILITIES
Payables:
     Investments purchased                                   1,069,877            694,568        4,381,611             1,700,391
     Fund shares redeemed                                      883,324                  -                -                     -
     Dividend and interest withholding tax                      17,498              2,178                -                     -
     Other payables and accrued expenses                       177,250              7,136           35,854                43,021
     Collateral for securities lending                      50,868,215            960,546        7,342,500            35,733,345
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      53,016,164          1,664,428       11,759,965            37,476,757
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $   1,154,150,389    $    27,147,059    $ 351,818,609        $  356,180,934
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $         658,231    $       434,677    $  12,116,374        $    2,030,665
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts               (172,112,443)        (8,650,818)     (18,103,361)             (177,866)
Unrealized appreciation (depreciation) on:
     Investments                                          (215,928,874)          (754,085)       2,351,597           (25,102,059)
     Foreign currency and forward foreign currency
       contracts                                                     -                 46                -                     -
Capital shares at par value of $.01                            962,482             38,177          227,873               276,056
Additional paid-in capital                               1,540,570,993         36,079,062      355,226,126           379,154,138
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $   1,154,150,389    $    27,147,059    $ 351,818,609        $  356,180,934
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
   agreements, at identified cost                    $   1,421,513,009    $    28,805,443    $ 356,739,402        $  417,486,495
                                                     =================    ===============    =============        ==============
Investments in foreign currency, at identified cost  $               2                  -                -                     -
                                                     =================    ===============    =============        ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $   1,092,775,321    $    20,606,586    $ 303,069,717        $  305,338,370
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          91,126,393          2,896,961       19,627,880            23,662,396
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $           11.99    $          7.11    $       15.44        $        12.90
                                                     =================    ===============    =============        ==============
SERIES II SHARES:
Net Assets at value                                  $      61,375,068    $     6,540,473    $  48,748,892        $   50,842,564
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           5,121,785            920,750        3,159,446             3,943,237
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $           11.98    $          7.10    $       15.43        $        12.89
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                          MID CAP                                EQUITY              TACTICAL
                                                           VALUE              VALUE              INDEX              ALLOCATION
                                                           TRUST              TRUST              TRUST                TRUST
                                                     -----------------    ---------------    -------------        ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     330,561,659    $   252,622,286    $  71,959,655        $   63,305,162
Repurchase agreements, at value                             22,600,000          2,295,000                -               182,000
Cash                                                               880                834                -                   350
Receivables:
     Investments sold                                                -                  -        4,015,883                     -
     Fund shares sold                                                -                  -           21,297                     -
     Variation margin for open futures contracts                     -                  -            3,516                     -
     Dividends and interest                                    374,208            364,367          118,473                99,218
     Due from adviser                                                -                  -               93                     -
Other assets                                                     1,109              3,144              815                   671
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          353,537,856        255,285,631       76,119,732            63,587,401
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Investments purchased                                   1,656,504            329,665                -                     -
     Fund shares redeemed                                       96,164            215,543                -                33,129
     Due to custodian                                                -                  -        2,131,379                     -
     Other payables and accrued expenses                        22,939             47,342           46,013                24,193
     Collateral for securities lending                      11,321,962          4,849,173          860,044               758,277
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      13,097,569          5,441,723        3,037,436               815,599
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     340,440,287    $   249,843,908    $  73,082,296        $   62,771,802
                                                     =================    ===============    =============        ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                  $       1,636,162    $     3,123,000    $   1,083,805        $      313,559
Accumulated undistributed net realized loss on
     investments and futures                                (4,205,570)       (27,721,629)      (4,965,118)          (12,605,973)
Unrealized depreciation on:
     Investments                                           (18,183,517)       (50,054,806)     (25,544,422)          (20,291,243)
     Futures contracts                                               -                  -          (36,264)                    -
Capital shares at par value of $.01                            290,002            200,115           67,875                81,388
Additional paid-in capital                                 360,903,210        324,297,228      102,476,420            95,274,071
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     340,440,287    $   249,843,908    $  73,082,296        $   62,771,802
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost                     $     371,345,176    $   304,972,092    $  97,504,077        $   83,778,405
                                                     =================    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     269,344,652    $   238,370,483    $  73,082,296        $   57,408,261
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          22,944,300         19,092,191        6,787,555             7,442,504
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $           11.74    $         12.49    $       10.77        $         7.71
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $      71,095,635    $    11,473,425                -        $    5,363,541
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           6,055,918            919,328                -               696,274
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $           11.74    $         12.48                -        $         7.70
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 2002

                                                        FUNDAMENTAL           GROWTH &        U.S. LARGE
                                                          Value               INCOME          CAP VALUE           EQUITY-INCOME
                                                          TRUST                TRUST            TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     345,064,510    $ 1,460,351,812    $ 455,095,409        $1,133,304,613
Repurchase agreements, at value                                      -         27,494,000       16,127,000             7,421,000
Cash                                                               976                717              570                 3,009
Receivables:
     Investments sold                                                -                  -          602,799                     -
     Fund shares sold                                          156,235            220,153           82,828                     -
     Dividends and interest                                    587,217          1,840,223          679,105             3,155,923
     Foreign tax withholding reclaims                                -                  -            2,613                     -
Other assets                                                     1,265             18,277            4,561                 9,890
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          345,810,203      1,489,925,182      472,594,885         1,143,894,435
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Investments purchased                                     897,031                  -        1,583,404             1,443,948
     Fund shares redeemed                                            -                  -                -             1,856,047
     Dividend and interest withholding tax                         256                  -                -                     -
     Other payables and accrued expenses                        20,484            249,201           69,284               143,947
     Collateral for securities lending                      10,469,001         13,875,352       29,407,169            37,959,754
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      11,386,772         14,124,553       31,059,857            41,403,696
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     334,423,431    $ 1,475,800,629    $ 441,535,028        $1,102,490,739
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $       1,277,150    $    15,127,333    $   2,176,684        $   17,974,623
Accumulated undistributed net realized gain (loss)
  on investments, foreign currency, and forward
  foreign currency contracts                                (5,491,288)       (90,721,707)     (56,116,304)           23,281,245
Unrealized depreciation on:
     Investments                                           (27,230,375)      (170,963,887)     (91,484,218)         (155,797,614)
Capital shares at par value of $.01                            340,458            848,040          469,066               873,594
Additional paid-in capital                                 365,527,486      1,721,510,850      586,489,800         1,216,158,891
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     334,423,431    $ 1,475,800,629    $ 441,535,028        $1,102,490,739
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
  agreements, at identified cost                     $     372,294,885    $ 1,658,809,699    $ 562,706,627        $1,296,523,227
                                                     =================    ===============    =============        ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     269,249,893    $ 1,436,309,355    $ 382,247,598        $1,015,245,861
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          27,405,805         82,533,156       40,603,652            80,441,380
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            9.82    $         17.40    $        9.41        $        12.62
                                                     =================    ===============    =============        ==============
SERIES II SHARES:
Net Assets at value                                  $      65,173,538    $    39,491,274    $  59,287,430        $   87,244,878
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           6,640,046          2,270,857        6,302,930             6,917,992
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            9.82    $         17.39    $        9.41        $        12.61
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                         INCOME &                                HIGH                STRATEGIC
                                                          VALUE              BALANCED            YIELD                 BOND
                                                          TRUST               TRUST              TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     519,192,741    $   132,884,702    $ 414,658,335        $  537,113,361
Repurchase agreements, at value                             17,832,000         10,744,000       18,588,000            10,545,000
Cash                                                               394                879              893                 1,178
Receivables:
     Investments sold                                          473,098                  -        2,478,990            10,528,403
     Fund shares sold                                        1,415,699                  -          310,320                36,009
     Variation margin for open futures contracts                     -                  -          124,250                     -
     Dividends and interest                                  1,968,288            662,486        9,112,591             7,263,664
     Foreign tax withholding reclaims                            3,661              4,653                -                     -
Other assets                                                     4,486              1,365            2,915               164,859
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          540,890,367        144,298,085      445,276,294           565,652,474
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                     -                  -          937,421                     -
     Investments purchased                                  14,357,354                  -        2,478,990            73,590,788
     Fund shares redeemed                                            -             20,938                -                     -
     Dividend and interest withholding tax                           -                  -                -                 3,283
     Other payables and accrued expenses                        70,785             20,644           47,879                47,968
     Collateral for securities lending                      55,099,366          1,325,300       55,045,484            42,476,749
Deferred mortgage dollar roll income                                 -                  -                -                23,860
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                      69,527,505          1,366,882       58,509,774           116,142,648
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     471,362,862    $   142,931,203    $ 386,766,520        $  449,509,826
                                                     =================    ===============    =============        ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                  $      10,135,876    $     3,581,503    $  28,640,889        $   22,364,633
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                (34,790,539)       (59,854,903)     (86,125,812)          (32,491,432)
Unrealized appreciation (depreciation) on:
     Investments                                           (62,634,770)       (12,954,162)     (67,889,975)           (1,980,062)
     Futures contracts                                               -                  -       (1,928,746)                    -
     Foreign currency and forward foreign currency
      contracts                                                    224                337         (924,629)                    -
Capital shares at par value of $.01                            563,739            125,817          455,264               412,829
Additional paid-in capital                                 558,088,332        212,032,611      514,539,529           461,203,858
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     471,362,862    $   142,931,203    $ 386,766,520        $  449,509,826
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
 agreements, at identified cost                      $     599,659,511    $   156,582,864    $ 501,136,310        $  549,638,423
                                                     =================    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     448,524,136    $   136,628,129    $ 336,639,701        $  406,972,048
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          53,640,367         12,026,384       39,619,810            37,372,598
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
  per share                                          $            8.36    $         11.36    $        8.50        $        10.89
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $      22,838,726    $     6,303,074    $  50,126,819        $   42,537,778
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           2,733,572            555,272        5,906,628             3,910,272
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
 per share                                           $            8.35    $         11.35    $        8.49        $        10.88
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                          GLOBAL               TOTAL           INVESTMENT           DIVERSIFIED
                                                           BOND               RETURN          QUALITY BOND              BOND
                                                          TRUST                TRUST             TRUST                 TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     310,409,076    $ 1,605,287,216    $ 579,648,194        $  383,039,923
Repurchase agreements, at value                              2,067,000          4,120,000       16,831,000            24,794,000
Cash                                                               176                386                -                   860
Foreign currency                                             4,806,156         17,618,321                -                     -
Receivables:
     Forward foreign currency contracts (Note 8)             2,610,683                  -                -                     -
     Investments sold                                           22,418        115,594,678        6,817,860             1,411,775
     Fund shares sold                                          670,869          3,292,665          216,780                     -
     Variation margin for open futures contracts                51,675                  -                -                     -
     Dividends and interest                                  3,646,251         11,627,727        7,202,744             3,797,561
     Interest on swap agreement (Note 3)                       480,422              3,698                -                     -
     Foreign tax withholding reclaims                            1,906                  -           14,656                   496
Other assets                                                       751              6,797            3,327                 2,378
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                          324,767,383      1,757,551,488      610,734,561           413,046,993
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Forward foreign currency contracts (Note 8)                35,563            699,639                -                     -
     Investments purchased                                  97,277,936        413,439,216       16,296,458            16,202,605
     Fund shares redeemed                                            -                  -                -                 4,678
     Interest on swap agreement                                547,770             32,602                -                     -
     Variation margin for open futures contracts                     -            101,696                -                     -
     Dividend and interest withholding tax                       1,431                  -              966                     -
     Due to custodian                                                -                  -              129                     -
     Other payables and accrued expenses                        28,256            130,274           61,435                43,060
     Collateral for securities lending                      19,128,875         43,888,531       87,020,508            41,743,573
Interest rate swap contracts (Note 3)                        3,319,841          2,334,334                -                     -
Written options outstanding, at value (Note 3)                 879,725          5,942,730                -                     -
                                                     -----------------    ---------------    -------------        --------------
     TOTAL LIABILITIES                                     121,219,397        466,569,022      103,379,496            57,993,916
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     203,547,986    $ 1,290,982,466    $ 507,355,065        $  355,053,077
                                                     =================    ===============    =============        ==============
NET ASSETS CONSIST OF:
Undistributed net investment income                  $       6,107,118    $    39,240,174    $  26,445,561        $   17,646,823
Accumulated undistributed net realized gain (loss)
 on investments, futures, options, swaps, foreign
 currency and forward foreign currency contracts            (2,037,766)        47,543,856      (19,040,084)           (6,813,557)
Unrealized appreciation (depreciation) on:
     Investments                                            14,122,577         11,175,903       21,185,639            14,655,811
     Futures contracts                                         494,953          9,292,853                -                     -
     Written options contracts                                 122,000         (1,747,959)               -                     -
     Interest rate swaps                                    (3,319,841)        (2,334,334)               -                     -
     Foreign currency and forward foreign currency
     contracts                                                 914,402         (2,582,009)               -                    34
Capital shares at par value of $.01                            147,662            894,517          411,517               326,070
Additional paid-in capital                                 186,996,881      1,189,499,465      478,352,432           329,237,896
                                                     -----------------    ---------------    -------------        --------------
NET ASSETS                                           $     203,547,986    $ 1,290,982,466    $ 507,355,065        $  355,053,077
                                                     =================    ===============    =============        ==============
Investments in securities, including repurchase
     agreements, at identified cost                  $     298,353,499    $ 1,598,231,313    $ 575,293,555        $  393,178,112
                                                     -----------------    ---------------    -------------        --------------
Investments in foreign currency, at identified cost  $       4,662,196    $    16,978,463                -                     -
                                                     =================    ===============    =============        ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     181,728,241    $ 1,072,628,569    $ 469,334,338        $  329,804,458
                                                     =================    ===============    =============        ==============
Shares Outstanding                                          13,182,111         74,312,902       38,065,396            30,286,370
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
     per share                                       $           13.79    $         14.43    $       12.33        $        10.89
                                                     =================    ===============    =============        ==============

SERIES II SHARES:
Net Assets at value                                  $      21,819,745    $   218,353,897    $  38,020,727        $   25,248,619
                                                     =================    ===============    =============        ==============
Shares Outstanding                                           1,584,057         15,138,769        3,086,294             2,320,640
                                                     -----------------    ---------------    -------------        --------------
Net asset value, offering and redemption price
     per share                                       $           13.77    $         14.42    $       12.32        $        10.88
                                                     =================    ===============    =============        ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                     U.S. GOVERNMENT          MONEY             SMALL CAP         INTERNATIONAL
                                                        SECURITIES            MARKET              INDEX              INDEX
                                                          TRUST               TRUST               TRUST              TRUST
                                                     -----------------    ---------------    -------------        --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)     $     913,200,822    $ 1,615,794,268    $  77,070,054        $   60,445,056
Repurchase agreements, at value                            443,532,000          7,690,000           42,000                25,000
Cash                                                               626                442              444                11,467
Foreign currency                                                     -                  -                -               333,904
Receivables:
     Investments sold                                          219,758                  -                -                 1,540
     Fund shares sold                                                -                  -          300,780                     -
     Variation margin for open futures contracts                     -                  -            3,193                42,539
     Dividends and interest                                  3,310,321                214           87,543                53,749
     Foreign tax withholding reclaims                                -                  -                -                20,712
Other assets                                                     4,612             10,598              460                   420
                                                     -----------------    ---------------    -------------        --------------
     TOTAL ASSETS                                        1,360,268,139      1,623,495,522       77,504,474            60,934,387
                                                     -----------------    ---------------    -------------        --------------

LIABILITIES
Payables:
     Investments purchased                                 523,264,952                  -                -                    -
     Fund shares redeemed                                      524,666          5,820,834                -              227,739
     Variation margin for open futures contracts                15,625                  -                -                    -
     Dividend and interest withholding tax                           -                  -               33                5,420
     Other payables and accrued expenses                        90,963            187,387            7,707                7,129
     Collateral for securities lending                              -                   -        8,621,958            4,680,864
Deferred mortgage dollar roll income                           462,961                  -                -                    -
                                                     -----------------    ---------------    -------------        -------------
     TOTAL LIABILITIES                                     524,359,167          6,008,221        8,629,698            4,921,152
                                                     -----------------    ---------------    -------------        -------------
NET ASSETS                                           $     835,908,972    $ 1,617,487,301    $  68,874,776        $  56,013,235
                                                     =================    ===============    =============        =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)           $      28,548,159                  -    $      66,653        $    (113,818)
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                 (8,143,691)                 -      (11,715,768)          (5,857,736)
Unrealized appreciation (depreciation) on:
     Investments                                            26,366,796                  -       (8,983,013)         (22,434,697)
     Futures contracts                                         294,713                  -         (189,914)               1,436
     Foreign currency and forward foreign
     currency contracts                                              -                  -                -               14,837
Capital shares at par value of $.01                            588,038    $     1,617,487           78,429               80,431
Additional paid-in capital                                 788,254,957      1,615,869,814       89,618,389           84,322,782
                                                     -----------------    ---------------    -------------        -------------
NET ASSETS                                           $     835,908,972    $ 1,617,487,301    $  68,874,776        $  56,013,235
                                                     =================    ===============    =============        =============
Investments in securities, including repurchase
     agreements, at identified cost                  $   1,330,366,026    $ 1,623,484,268    $  86,095,067        $  82,904,753
                                                     -----------------    ---------------    -------------        -------------
Investments in foreign currency, at identified cost                  -                  -                -        $     323,261
                                                     =================    ===============    =============        =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $     707,709,230    $ 1,415,873,967    $  59,161,170        $  50,675,302
                                                     =================    ===============    =============        =============
Shares Outstanding                                          49,779,509        141,587,388        6,736,141            7,276,144
                                                     -----------------    ---------------    -------------        -------------
Net asset value, offering and redemption price
     per share                                       $           14.22    $         10.00    $        8.78        $        6.96
                                                     =================    ===============    =============        =============
SERIES II SHARES:
Net Assets at value                                  $     128,199,742    $   201,613,334    $   9,713,606        $   5,337,933
                                                     =================    ===============    =============        =============
Shares Outstanding                                           9,024,329         20,161,333        1,106,756              766,938
                                                     -----------------    ---------------    -------------        -------------
Net asset value, offering and redemption price
     per share                                       $           14.21    $         10.00    $        8.78        $        6.96
                                                     =================    ===============    =============        =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                             MID CAP          TOTAL STOCK            500             LIFESTYLE
                                                              INDEX           MARKET INDEX          INDEX         AGGRESSIVE 1000
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ---------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $  109,660,603     $   67,732,208     $  747,699,588      $ 213,007,710
Repurchase agreements, at value                                   63,000              9,000             55,000                  -
Cash                                                               2,786                711                408              2,345
Foreign currency                                                       -                  -                  -                  -
Receivables:
     Investments sold                                                  -              1,250                  -            887,530
     Variation margin for open futures contracts                  24,388              9,286             35,526                  -
     Dividends and interest                                       66,954             90,645          1,100,400                  -
Other assets                                                         653                601              6,192              1,663
                                                          --------------     --------------     --------------      -------------
     TOTAL ASSETS                                            109,818,384         67,843,701        748,897,114        213,899,248
                                                          --------------     --------------     --------------      -------------

LIABILITIES
Payables:
     Investments purchased                                             -                  -                  -            356,351
     Fund shares redeemed                                         20,084             67,733          7,694,942            530,457
     Other payables and accrued expenses                          10,595              8,955             86,182             20,772
     Collateral for securities lending                         9,695,538          1,634,645         24,435,693                  -
                                                          --------------     --------------     --------------      -------------
     TOTAL LIABILITIES                                         9,726,217          1,711,333         32,216,817            907,580
                                                          --------------     --------------     --------------      -------------
NET ASSETS                                                $  100,092,167     $   66,132,368     $  716,680,297      $ 212,991,668
                                                          ==============     ==============     ==============      =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                $       10,612     $       19,763     $    7,736,698                  -
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts                   (1,372,441)        (3,218,592)       (38,683,095)     $ (63,437,077)
Unrealized depreciation on:
     Investments                                             (18,398,050)       (28,366,803)      (290,275,456)       (18,552,379)
     Futures contracts                                           (31,532)           (73,579)          (338,106)                 -
Capital shares at par value of $.01                               92,536             86,658            943,105            261,624
Additional paid-in capital                                   119,791,042         97,684,921      1,037,297,151        294,719,500
                                                          --------------     --------------     --------------      -------------
NET ASSETS                                                $  100,092,167     $   66,132,368     $  716,680,297      $ 212,991,668
                                                          ==============     ==============     ==============      =============
Investments in securities, including repurchase
      agreements, at identified cost                      $  128,121,954     $   96,108,011     $1,038,030,044      $ 231,560,089
                                                          ==============     ==============     ==============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $   87,282,449     $   59,969,816     $  678,413,666      $ 185,892,839
                                                          ==============     ==============     ==============      =============
Shares Outstanding                                             8,068,060          7,856,802         89,269,464         22,833,751
                                                          --------------     --------------     --------------      -------------
Net asset value, offering and redemption price per share  $        10.82     $         7.63     $         7.60      $        8.14
                                                          ==============     ==============     ==============      =============

SERIES II SHARES:
Net Assets at value                                       $   12,809,718     $    6,162,552     $   38,266,631      $  27,098,829
                                                          ==============     ==============     ==============      =============
Shares Outstanding                                             1,185,500            808,986          5,041,054          3,328,684
                                                          --------------     --------------     --------------      -------------
Net asset value, offering and redemption price per share  $        10.81     $         7.62     $         7.59      $        8.14
                                                          ==============     ==============     ==============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                            LIFESTYLE          LIFESTYLE          LIFESTYLE          LIFESTYLE
                                                            GROWTH 820        BALANCED 640       MODERATE 460     CONSERVATIVE 280
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $  886,583,509     $1,024,205,688     $  399,875,433      $ 298,371,756
Cash                                                                 924              2,164                455                223
Receivables:
     Investments sold                                          2,007,013          2,543,119            723,580            856,996
     Dividends                                                         -                  -                  -                370
Other assets                                                       6,543              6,797              2,251              1,515
                                                          --------------     --------------     --------------      -------------
     TOTAL ASSETS                                            888,597,989      1,026,757,768        400,601,719        299,230,860
                                                          --------------     --------------     --------------      -------------

LIABILITIES
Payables:
     Investments purchased                                     1,187,854          1,971,850            527,636            454,025
     Fund shares redeemed                                        816,592            568,326            194,711            402,385
     Other payables and accrued expenses                          83,009             87,705             30,616             21,863
                                                          --------------     --------------     --------------      -------------
     TOTAL LIABILITIES                                         2,087,455          2,627,881            752,963            878,273
                                                          --------------     --------------     --------------      -------------
NET ASSETS                                                $  886,510,534     $1,024,129,887     $  399,848,756      $ 298,352,587
                                                          ==============     ==============     ==============      =============

NET ASSETS CONSIST OF:
Accumulated undistributed net realized loss on:
     Investments                                          $ (202,526,347)    $ (174,159,179)    $  (34,070,232)     $  (6,133,756)
Unrealized appreciation (depreciation) on:
     Investments                                             (45,553,843)       (10,387,707)          (826,431)         4,693,201
Capital shares at par value of $.01                              954,949            994,149            356,392            234,614
Additional paid-in capital                                 1,133,635,775      1,207,682,624        434,389,027        299,558,528
                                                          --------------     --------------     --------------      -------------
NET ASSETS                                                $  886,510,534     $1,024,129,887     $  399,848,756      $ 298,352,587
                                                          ==============     ==============     ==============      =============
Investments in securities, including repurchase
     agreements, at identified cost                       $  932,137,352     $1,034,593,395       $400,701,864      $ 293,678,555
                                                          ==============     ==============     ==============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $  765,561,436     $  859,856,839     $  325,607,688      $ 250,655,757
                                                          ==============     ==============     ==============      =============
Shares Outstanding                                            82,466,185         83,468,805         29,022,156         19,710,691
                                                          --------------     --------------     --------------      -------------
Net asset value, offering and redemption price per share  $         9.28     $        10.30     $        11.22      $       12.72
                                                          ==============     ==============     ==============      =============

SERIES II SHARES:
Net Assets at value                                       $  120,949,098     $  164,273,048     $   74,241,068      $  47,696,830
                                                          ==============     ==============     ==============      =============
Shares Outstanding                                            13,028,684         15,946,050          6,617,017          3,750,707
                                                          --------------     --------------     --------------      -------------
Net asset value, offering and redemption price per share  $         9.28     $        10.30     $        11.22      $       12.72
                                                          ==============     ==============     ==============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                            SMALL-MID        INTERNATIONAL        HIGH GRADE
                                                               CAP           EQUITY SELECT           BOND
                                                              TRUST              TRUST               TRUST
                                                          --------------     --------------     --------------
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)          $   94,088,114     $   62,074,692     $  114,023,468
Repurchase agreements, at value                                  318,000          3,969,000          1,206,000
Cash                                                               6,676              4,737              8,347
Receivables:
     Fund shares sold                                                  -                  -            208,131
     Dividends and interest                                       54,073              7,745            770,487
     Foreign tax withholding reclaims                                  -                980                  -
Other assets                                                          24                 25                 26
                                                          --------------     --------------     --------------
     TOTAL ASSETS                                             94,466,887         66,057,179        116,216,459
                                                          --------------     --------------     --------------

LIABILITIES
Payables:
     Investments purchased                                             -            483,357                  -
     Fund shares redeemed                                        339,466            346,204                  -
     Dividend and interest withholding tax                             -              1,116                  -
     Other payables and accrued expenses                          14,305             12,530             18,825
     Collateral for securities lending                        19,318,624          7,440,954         23,591,444
                                                          --------------     --------------     --------------
     TOTAL LIABILITIES                                        19,672,395          8,284,161         23,610,269
                                                          --------------     --------------     --------------
NET ASSETS                                                $   74,794,492     $   57,773,018     $   92,606,190
                                                          ==============     ==============     ==============

NET ASSETS CONSIST OF:
Undistributed net investment loss                                      -     $     (238,490)    $        1,065
Accumulated undistributed net realized gain (loss) on
     investments, futures, foreign currency
     and forward foreign currency contracts               $     (156,986)          (200,609)            36,890
Unrealized appreciation (depreciation) on:
     Investments                                              (3,484,277)          (792,975)         1,351,806
     Foreign currency and forward foreign currency
     contracts                                                         -                227                  -
Capital shares at par value of $.01                               75,932             54,418             67,250
Additional paid-in capital                                    78,359,823         58,950,447         91,149,179
                                                          --------------     --------------     --------------
NET ASSETS                                                $   74,794,492     $   57,773,018     $   92,606,190
                                                          ==============     ==============     ==============
Investments in securities, including repurchase
     agreements, at identified cost                       $   97,890,391     $   66,836,667     $  113,877,662
                                                          --------------     --------------     --------------

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $   63,945,161     $   49,506,589     $   77,952,978
                                                          ==============     ==============     ==============
Shares Outstanding                                             6,491,597          4,663,133          5,660,824
                                                          --------------     --------------     --------------
Net asset value, offering and redemption price per share  $         9.85     $        10.62     $        13.77
                                                          ==============     ==============     ==============
SERIES II SHARES:
Net Assets at value                                       $   10,849,331     $    8,266,429     $   14,653,212
                                                          ==============     ==============     ==============
Shares Outstanding                                             1,101,629            778,696          1,064,186
                                                          --------------     --------------     --------------
Net asset value, offering and redemption price per share  $         9.85     $        10.62     $        13.77
                                                          ==============     ==============     ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             INTERNET         PACIFIC RIM           TELE-             SCIENCE &
                                                           TECHNOLOGIES        EMERGING         COMMUNICATIONS       TECHNOLOGY
                                                              TRUST          MARKETS TRUST          TRUST               TRUST
                                                          --------------     --------------     --------------      -----------
Investment Income:
     Interest                                             $       14,081     $       19,976     $      32,481       $     421,127
     Dividends                                                     2,130            903,123           124,553             905,727
     Securities lending                                           13,746             33,834            11,528             111,620
     Less: Foreign taxes withheld                                      -            (89,814)           (6,443)            (37,701)
                                                          --------------     --------------      ------------       -------------
     Total income                                         $       29,957            867,119           162,119           1,400,773
                                                          --------------     --------------      ------------       -------------

Expenses:
     Investment adviser fee (Note 5)                             299,827            416,583           122,906           4,665,496
     Distribution fee for Series I  (Note 6)                      43,931             87,245            18,567             737,025
     Distribution fee for Series II  (Note 6)                      2,435              4,719             1,958               9,709
     Custodian fee                                                32,631            190,085            47,479             140,850
     Fund administration fees (Note 5)                             5,017              8,654             2,027              86,852
     Printing and postage fees                                     3,844              6,890             1,536              69,040
     Audit and legal fees                                          2,311              6,157               964              40,123
     Registration and filing fees                                    511              1,010               215               8,785
     Trustees fees and expenses (Note 7)                             574              1,054               229               9,962
     Miscellaneous                                                   815             11,352               314              14,539
                                                          --------------     --------------      ------------       -------------
     Expenses before reductions by investment adviser            391,896            733,749           196,195           5,782,381
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -                  -                 -             (95,138)
                                                          --------------     --------------      ------------       -------------
     Total expenses                                              391,896            733,749           196,195           5,687,243
                                                          --------------     --------------      ------------       -------------
Net investment income (loss)                                    (361,939)           133,370           (34,076)         (4,286,470)
                                                          --------------     --------------      ------------       -------------

Realized and unrealized loss on investments, written
     options contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (17,217,770)        (3,044,571)      (10,521,457)       (220,505,159)
     Written options contracts                                         -                  -            14,194                   -
     Foreign currency and forward foreign currency
     contracts                                                         -            (37,189)           (4,519)            (72,462)
Change in unrealized appreciation (depreciation) on:
     Investments                                               1,222,906         (3,962,255)        1,544,164         (59,515,606)
     Written options contracts                                         -                  -              (112)                  -
     Translation of foreign currency and forward foreign
     currency contracts                                                -              5,972               276                   9
                                                          --------------     --------------      ------------       -------------
     Net loss on investments, written options contracts,
     foreign currency and forward foreign currency
     contracts                                               (15,994,864)        (7,038,043)       (8,967,454)       (280,093,218)
                                                          --------------     --------------      ------------       -------------
Net decrease in net assets resulting from operations      $  (16,356,803)    $   (6,904,673)    $  (9,001,530)      $(284,379,688)
                                                          ==============     ==============      ============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            INTERNATIONAL        HEALTH          AGGRESSIVE           EMERGING
                                                              SMALL CAP         SCIENCES           GROWTH          SMALL COMPANY
                                                               TRUST             TRUST              TRUST              TRUST
                                                          ---------------    --------------     --------------    ----------------
Investment Income:
     Interest                                             $       57,983     $       59,829     $      234,582    $        355,878
     Dividends                                                 2,126,117            240,909            422,154           1,543,023
     Securities lending                                                -             34,227            113,237             154,163
     Less: Foreign taxes withheld                               (645,100)              (812)            (2,134)             (7,367)
                                                          --------------     --------------     --------------    ----------------
     Total income                                              1,539,000            334,153            767,839           2,045,697
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           1,256,297            656,558          2,266,076           3,336,408
     Distribution fee for Series I (Note 6)                      195,743             96,630            392,793             547,145
     Distribution fee for Series II (Note 6)                       6,113             16,420             16,573              20,820
     Custodian fee                                               553,183             81,282            135,501             112,124
     Fund administration fees (Note 5)                            20,363              8,876             41,071              55,104
     Printing and postage fees                                    16,413              6,768             31,646              40,710
     Audit and legal fees                                         18,120              4,591             19,719              26,528
     Registration and filing fees                                  2,282              1,106              4,552               6,306
     Trustees fees and expenses (Note 7)                           2,439              1,118              4,811               6,643
     Miscellaneous                                                 4,336              1,563              6,972               9,759
                                                          --------------     --------------     --------------    ----------------
     Expenses before reductions by investment adviser          2,075,289            874,912          2,919,714           4,161,547
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -            (14,077)                 -                   -
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            2,075,289            860,835          2,919,714           4,161,547
                                                          --------------     --------------     --------------    ----------------
Net investment loss                                             (536,289)          (526,682)        (2,151,875)         (2,115,850)
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized loss on investments, written
     options contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (15,996,477)        (8,947,897)       (52,271,497)        (46,195,893)
     Written options contracts                                         -            407,902                  -                   -
     Foreign currency and forward foreign currency
     contracts                                                (1,495,318)            (2,436)                 -                 (31)
Change in unrealized appreciation (depreciation) on:
     Investments                                              (3,243,133)       (12,943,681)       (24,456,023)        (83,535,512)
     Written options contracts                                         -            (68,440)                 -                   -
     Translation of foreign currency and forward foreign
     currency contracts                                           26,593                487                  -                   -
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments, written options contracts,
     foreign currency and forward foreign currency
     contracts                                               (20,708,335)       (21,554,065)       (76,727,520)       (129,731,436)
                                                          --------------     --------------     --------------    ----------------

Net decrease in net assets resulting from operations      $  (21,244,624)    $  (22,080,747)    $  (78,879,395)   $   (131,847,286)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          SMALL COMPANY         DYNAMIC            MID CAP            MID CAP
                                                              BLEND             GROWTH             GROWTH          OPPORTUNITIES
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $      107,056     $      302,970     $       41,713    $         29,212
     Dividends                                                 1,667,816            269,330            111,796             128,364
     Securities lending                                           99,400             40,196             18,420              17,823
     Less: Foreign taxes withheld                                 (3,375)                 -               (598)               (190)
                                                          --------------     --------------     --------------    ----------------
     Total income                                              1,870,897            612,496            171,331             175,209
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           1,494,287            948,024            331,945             288,400
     Distribution fee for Series I (Note 6)                      240,655            164,095             54,655              48,009
     Distribution fee for Series II (Note 6)                      19,583              7,474              9,157               6,734
     Custodian fee                                               110,891             69,150             86,392             128,778
     Fund administration fees (Note 5)                            20,995             14,640              4,936               3,322
     Printing and postage fees                                    13,917              9,489              3,507               1,717
     Audit and legal fees                                         10,544              7,205              2,494               1,787
     Registration and filing fees                                  2,774              1,896                627                 546
     Trustees fees and expenses (Note 7)                           2,867              1,896                641                 533
     Miscellaneous                                                 5,613              7,568                953               1,018
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            1,922,126          1,231,437            495,307             480,844
                                                          --------------     --------------     --------------    ----------------
Net investment loss                                              (51,229)          (618,941)          (323,976)           (305,635)
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized loss on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (15,712,171)       (46,090,275)       (12,867,842)         (8,335,005)
     Foreign currency and forward foreign currency
     contracts                                                       (26)                 -                405                  16
Change in unrealized appreciation (depreciation) on:
     Investments                                             (34,136,138)         8,004,166         (1,436,386)         (3,146,429)
     Translation of foreign currency and forward foreign
     currency contracts                                                -                  -                  2                   -
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments, foreign currency and
     forward foreign currency contracts                      (49,848,335)       (38,086,109)       (14,303,821)        (11,481,418)
                                                          --------------     --------------     --------------    ----------------
Net decrease in net assets resulting from operations      $  (49,899,564)    $  (38,705,050)    $  (14,627,797)   $    (11,787,053)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             MID CAP            ALL CAP             FINANCIAL
                                                              STOCK             GROWTH              SERVICES           OVERSEAS
                                                              TRUST              TRUST                TRUST              TRUST
                                                          --------------     --------------       ------------       -------------
Investment Income:
     Interest                                             $      218,202     $      304,284       $     58,450       $     537,488
     Dividends                                                   502,778          2,645,808            499,835           5,734,971
     Securities lending                                           64,692             65,211             14,410             198,317
     Less: Foreign taxes withheld                                      -            (11,668)            (8,336)           (606,499)
                                                          --------------     --------------       ------------       -------------
     Total income                                                785,672          3,003,635            564,359           5,864,277
                                                          --------------     --------------       ------------       -------------

Expenses:
     Investment adviser fee (Note 5)                           1,278,522          4,069,913            322,434           3,200,426
     Distribution fee for Series I (Note 6)                      236,624            760,538             55,096             586,010
     Distribution fee for Series II (Note 6)                      25,483             15,771             12,508              32,830
     Custodian fee                                                70,746            145,570             35,907             493,427
     Fund administration fees (Note 5)                            20,608             82,050              4,902              46,681
     Printing and postage fees                                    14,057             64,438              3,785              28,185
     Audit and legal fees                                         10,231             39,019              1,793              23,568
     Registration and filing fees                                  2,597              8,787                633               6,544
     Trustees fees and expenses (Note 7)                           2,574              9,616                628               6,387
     Miscellaneous                                                 3,569             13,585                726              14,715
                                                          --------------     --------------       ------------       -------------
     Total expenses                                            1,665,011          5,209,287            438,412           4,438,773
                                                          --------------     --------------       ------------       -------------
Net investment income (loss)                                    (879,339)        (2,205,652)           125,947           1,425,504
                                                          --------------     --------------       ------------       -------------

Realized and unrealized loss on investments, futures
     contracts, foreign currency and forward foreign
     currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (21,013,424)       (84,499,924)          (247,226)        (68,751,502)
     Futures contracts                                                 -                  -                  -            (124,542)
     Foreign currency and forward foreign currency
     contracts                                                         -             (2,841)            (3,672)            409,427
Change in unrealized appreciation (depreciation) on:
     Investments                                             (24,713,683)       (66,276,952)        (8,338,394)        (18,154,975)
     Futures contracts                                                 -                  -                  -             141,107
     Translation of foreign currency and forward
     foreign currency contracts                                        -                228                638             110,708
                                                          --------------     --------------       ------------       -------------
     Net loss on investments, futures contracts,
     foreign currency and forward foreign currency
     contracts                                               (45,727,107)      (150,779,489)        (8,588,654)        (86,369,777)
                                                          --------------     --------------       ------------       -------------
Net decrease in net assets resulting from operations      $  (46,606,446)    $ (152,985,141)      $ (8,462,707)      $ (84,944,273)
                                                          ==============     ==============       ============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          INTERNATIONAL      INTERNATIONAL         CAPITAL           STRATEGIC
                                                              STOCK              VALUE           APPRECIATION      OPPORTUNITIES
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------     -------------
Investment Income:
     Interest                                             $      107,699     $      139,901     $       73,185     $     243,792
     Dividends                                                 5,413,705          6,818,074            464,540         4,556,232
     Securities lending                                          229,928            220,556             11,497           185,210
     Less: Foreign taxes withheld                               (581,048)          (687,312)            (1,686)                -
                                                          --------------     --------------     --------------     -------------
     Total income                                              5,170,284          6,491,219            547,536         4,985,234
                                                          --------------     --------------     --------------     -------------

Expenses:
     Investment adviser fee (Note 5)                           2,300,890          2,139,146            445,057         5,384,080
     Distribution fee for Series I (Note 6)                      391,888            366,738             81,173         1,149,379
     Distribution fee for Series II (Note 6)                      33,020             49,214             18,290            10,156
     Custodian fee                                               420,932            307,435             75,190           217,376
     Fund administration fees (Note 5)                            29,899             23,421              5,707           132,020
     Printing and postage fees                                    17,688             11,070              3,616           104,240
     Audit and legal fees                                         15,277             12,610              2,997            62,030
     Registration and filing fees                                  4,287              3,949                829            13,777
     Trustees fees and expenses (Note 7)                           4,002              3,522                820            15,223
     Miscellaneous                                                 7,626              6,157              1,005            23,970
                                                          --------------     --------------     --------------     -------------
     Expenses before reductions by investment adviser          3,225,509          2,923,262            634,684         7,112,251
     Less reductions of expenses by investment adviser
      (Note 5)                                                   (48,888)                 -                  -                 -
                                                          --------------     --------------     --------------     -------------
     Total expenses                                            3,176,621          2,923,262            634,684         7,112,251
                                                          --------------     --------------     --------------     -------------
Net investment income (loss)                                   1,993,663          3,567,957            (87,148)       (2,127,017)
                                                          --------------     --------------     --------------     -------------

Realized and unrealized loss on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (96,303,225)       (20,349,911)       (12,629,047)     (319,907,029)
     Written options contracts                                         -                  -              5,011                 -
     Foreign currency and forward foreign currency
     contracts                                                  (311,943)          (439,667)                 -             2,293
Change in unrealized appreciation (depreciation) on:
     Investments                                              33,456,169        (31,587,996)       (12,008,839)      (57,889,793)
     Translation of foreign currency and forward
     foreign currency contracts                                   19,035              8,653                  -                 -
                                                          --------------     --------------     --------------     -------------
     Net loss on investments, foreign currency and
     forward foreign currency contracts                      (63,139,964)       (52,368,921)       (24,632,875)     (377,794,529)
                                                          --------------     --------------     --------------     -------------
Net decrease in net assets resulting from operations      $  (61,146,301)    $  (48,800,964)    $  (24,720,023)    $(379,921,546)
                                                          ==============     ==============     ==============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                       ALL CAP
                                                           QUANTITATIVE          GLOBAL           STRATEGIC           CORE TRUST
                                                             MID CAP             EQUITY             GROWTH        (FORMERLY, GROWTH
                                                              TRUST              TRUST              TRUST               TRUST)
                                                          --------------     --------------     --------------    -----------------
Investment Income:
     Interest                                             $       57,374     $       56,272     $      124,409      $       42,747
     Dividends                                                   679,117          7,988,329            749,350           2,709,955
     Securities lending                                           20,815            136,942             16,687              40,639
     Less: Foreign taxes withheld                                      -           (388,202)            (2,845)                  -
                                                          --------------     --------------     --------------      --------------
     Total income                                                757,306          7,793,341            887,601           2,793,341
                                                          --------------     --------------     --------------      --------------

Expenses:
     Investment adviser fee (Note 5)                             593,460          3,315,325            829,861           2,742,752
     Distribution fee for Series I (Note 6)                      136,087            658,995            156,558             581,485
     Distribution fee for Series II (Note 6)                       2,019              9,498             21,966              14,581
     Custodian fee                                                51,209            412,726             92,580              92,510
     Fund administration fees (Note 5)                            13,838             69,861             10,545              55,934
     Printing and postage fees                                    10,765             55,190              5,727              39,487
     Audit and legal fees                                          6,709             33,626              5,610              27,238
     Registration and filing fees                                  1,552              7,652              1,651               6,754
     Trustees fees and expenses (Note 7)                           1,600              8,232              1,631               7,203
     Miscellaneous                                                 2,399             22,933              2,203               9,471
                                                          --------------     --------------     --------------      --------------
     Total expenses                                              819,638          4,594,038          1,128,332           3,577,415
                                                          --------------     --------------     --------------      --------------
Net investment income (loss)                                     (62,332)         3,199,303           (240,731)           (784,074)
                                                          --------------     --------------     --------------      --------------

Realized and unrealized loss on investments, written
     options contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (20,817,229)       (78,658,784)       (18,319,336)       (149,517,568)
     Futures contracts                                                 -                  -                  -             916,882
     Written options contracts                                         -             37,675                  -                   -
     Foreign currency and forward foreign currency
     contracts                                                         -            291,104              1,385                   4
Change in unrealized appreciation (depreciation) on:
     Investments                                              (2,930,155)       (20,577,620)       (18,780,468)         30,157,672
     Futures contracts                                                 -                  -                  -            (277,869)
     Translation of foreign currency and forward
     foreign currency contracts                                        -            (49,892)                98                  18
                                                          --------------     --------------     --------------      --------------
     Net loss on investments, written options
     contracts, foreign currency and forward foreign
     currency contracts                                      (23,747,384)       (98,957,517)       (37,098,321)       (118,720,861)
                                                          --------------     --------------     --------------      --------------
Net decrease in net assets resulting from operations      $  (23,809,716)    $  (95,758,214)    $  (37,339,052)     $ (119,504,935)
                                                          ==============     ==============     ==============      ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             LARGE CAP          ALL CAP            CAPITAL          QUANTITATIVE
                                                              GROWTH             VALUE          OPPORTUNITIES          EQUITY
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $      292,005     $       22,335     $       57,717    $        142,466
     Dividends                                                 5,365,192            404,156            401,159           4,392,312
     Securities lending                                           67,396             10,786             11,050              28,778
     Less: Foreign taxes withheld                                (26,370)            (7,203)            (3,082)             (2,772)
                                                          --------------     --------------     --------------    ----------------
     Total income                                              5,698,223            430,074            466,844           4,560,784
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           3,423,377            263,705            294,657           2,089,973
     Distribution fee for Series I (Note 6)                      670,493             46,305             56,335             518,355
     Distribution fee for Series II (Note 6)                      33,092              7,327              6,059               9,655
     Custodian fee                                               193,346             54,662             79,443             102,347
     Fund administration fees (Note 5)                            68,658              4,250              5,431              53,552
     Printing and postage fees                                    53,090              3,227              4,077              39,233
     Audit and legal fees                                         33,414              2,149              2,733              25,537
     Registration and filing fees                                  7,746                521                646               6,043
     Trustees fees and expenses (Note 7)                           8,261                540                672               6,288
     Miscellaneous                                                10,869              1,291              1,102              10,045
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            4,502,346            383,977            451,155           2,861,028
                                                          --------------     --------------     --------------    ----------------
Net investment income                                          1,195,877             46,097             15,689           1,699,756
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized loss on investments, foreign
      currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                (101,396,423)        (2,119,493)        (9,456,696)        (78,405,216)
     Foreign currency and forward foreign currency
     contracts                                                    10,995                  -               (616)                  -
Change in unrealized appreciation (depreciation) on:
     Investments                                             (21,541,306)        (9,560,507)        (3,752,244)        (42,523,220)
     Translation of foreign currency and forward
     foreign currency contracts                                    1,355                  -                 14                   -
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments, foreign currency and
     forward foreign currency contracts                     (122,925,379)       (11,680,000)       (13,209,542)       (120,928,436)
                                                          --------------     --------------     --------------    ----------------
Net decrease in net assets resulting from operations     ` $ (121,729,502)    $  (11,633,903)    $  (13,193,853)   $   (119,228,680)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            BLUE CHIP                            REAL ESTATE      SMALL COMPANY
                                                             GROWTH             UTILITIES         SECURITIES          VALUE
                                                              TRUST              TRUST              TRUST             TRUST
                                                          --------------     --------------     --------------    -------------
Investment Income:
     Interest                                             $      116,079     $      173,594     $      120,209    $     189,820
     Dividends                                                12,952,973            545,511         17,972,329        5,479,222
     Securities lending                                          132,587             10,341             25,187           93,814
     Less: Foreign taxes withheld                                (53,159)            (9,355)           (17,949)               -
                                                          --------------     --------------     --------------    -------------
     Total income                                             13,148,480            720,091         18,099,776        5,762,856
                                                          --------------     --------------     --------------    -------------

Expenses:
     Investment adviser fee (Note 5)                           9,826,268            164,770          1,851,450        2,957,847
     Distribution fee for Series I (Note 6)                    2,026,475             30,437            419,911          469,984
     Distribution fee for Series II (Note 6)                      59,692              5,873             47,801           53,645
     Custodian fee                                               289,149             75,835             83,287          114,882
     Fund administration fees (Note 5)                           203,409              2,906             29,833           37,205
     Printing and postage fees                                   150,630              2,213             20,021           26,088
     Audit and legal fees                                         98,190              1,481             16,202           19,550
     Registration and filing fees                                 23,268                352              4,502            5,191
     Trustees fees and expenses (Note 7)                          24,375                357              4,131            5,014
     Miscellaneous                                                35,488                727              5,426            8,545
                                                          --------------     --------------     --------------    -------------
     Expenses before reductions by investment adviser         12,736,944            284,951          2,482,564        3,697,951
     Less reductions of expenses by investment adviser
     (Note 5)                                                   (267,728)                 -                  -           (8,504)
                                                          --------------     --------------     --------------    -------------
     Total expenses                                           12,469,216            284,951          2,482,564        3,689,447
                                                          --------------     --------------     --------------    -------------
Net investment income                                            679,264            435,140         15,617,212        2,073,409
                                                          --------------     --------------     --------------    -------------

Realized and unrealized gain (loss) on investments,
     futures contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (97,420,643)        (6,210,190)        (5,249,849)         402,951
     Futures contracts                                                 -                  -                  -         (321,749)
     Foreign currency and forward foreign currency
     contracts                                                   (21,033)                77                  -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                            (299,335,543)           102,536         (9,128,919)     (36,418,398)
     Translation of foreign currency and forward
     foreign currency contracts                                        -                 (1)                 -                -
                                                          --------------     --------------     --------------    -------------
     Net loss on investments, futures contracts,
     foreign currency and forward foreign currency
     contracts                                              (396,777,219)        (6,107,578)       (14,378,768)     (36,337,196)
                                                          --------------     --------------     --------------    -------------
Net increase (decrease) in net assets resulting from
     operations                                           $ (396,097,955)    $   (5,672,438)    $    1,238,444    $ (34,263,787)
                                                          ==============     ==============     ==============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             MID CAP                               EQUITY            TACTICAL
                                                              VALUE              VALUE              INDEX           ALLOCATION
                                                              TRUST              TRUST              TRUST             TRUST
                                                          --------------     --------------     --------------     -------------
Investment Income:
     Interest                                             $      123,768     $       70,043     $       24,912     $       2,095
     Dividends                                                 3,433,228          5,902,831          1,420,796         1,161,889
     Securities lending                                           27,663             15,460              3,051             6,965
     Less: Foreign taxes withheld                                 (6,003)           (12,383)            (3,815)           (3,186)
                                                          --------------     --------------     --------------     -------------
     Total income                                              3,578,656          5,975,951          1,444,944         1,167,763
                                                          --------------     --------------     --------------     -------------

Expenses:
     Investment adviser fee (Note 5)                           1,457,860          2,118,815            224,244           539,276
     Distribution fee for Series I (Note 6)                      248,145            488,943                  -           105,411
     Distribution fee for Series II (Note 6)                      62,137             17,670                  -             5,702
     Custodian fee                                                83,567             98,744            108,601           168,848
     Fund administration fees (Note 5)                            18,325             48,334             13,931            10,869
     Printing and postage fees                                    14,535             35,045             10,839             8,211
     Audit and legal fees                                         10,195             23,668              6,732             5,270
     Registration and filing fees                                  2,599              5,684              1,538             1,224
     Trustees fees and expenses (Note 7)                           2,456              6,041              1,653             1,315
     Miscellaneous                                                 2,553             10,007              2,983             3,885
                                                          --------------     --------------     --------------     -------------
     Expenses before reductions by investment adviser          1,902,372          2,852,951            370,521           850,011
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -                  -            (11,729)                -
                                                          --------------     --------------     --------------     -------------
     Total expenses                                            1,902,372          2,852,951            358,792           850,011
                                                          --------------     --------------     --------------     -------------
Net investment income                                          1,676,284          3,123,000          1,086,152           317,752
                                                          --------------     --------------     --------------     -------------

Realized and unrealized loss on investments and
     futures contracts:
     foreign currency and forward foreign currency
     contracts:
Net realized loss on:
     Investment transactions                                  (3,782,104)       (24,782,673)        (3,590,476)       (6,972,106)
     Futures contracts                                                 -                  -           (583,402)                -
Change in unrealized depreciation on:
     Investments                                             (22,066,022)       (66,761,363)       (20,298,513)      (13,323,547)
     Futures contracts                                                 -                  -            (38,098)                -
                                                          --------------     --------------     --------------     -------------
     Net loss on investments and futures contracts           (25,848,126)       (91,544,036)       (24,510,489)      (20,295,653)
                                                          --------------     --------------     --------------     -------------

Net decrease in net assets resulting from operations      $  (24,171,842)    $  (88,421,036)    $  (23,424,337)    $ (19,977,901)
                                                          ==============     ==============     ==============     =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                           FUNDAMENTAL          GROWTH &        U.S. LARGE CAP
                                                              VALUE              INCOME             VALUE           EQUITY-INCOME
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $      388,960     $      346,826     $      722,629    $        749,268
     Dividends                                                 2,684,221         29,208,196          6,301,161          27,824,172
     Securities lending                                           23,513             41,045             90,965              65,554
     Less: Foreign taxes withheld                                (20,954)           (67,176)           (78,932)            (93,879)
                                                          --------------     --------------     --------------    ----------------
     Total income                                              3,075,740         29,528,891          7,035,823          28,545,115
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           1,374,382         10,344,977          3,733,512           8,247,458
     Distribution fee for Series I (Note 6)                      247,875          2,857,443            743,230           1,677,963
     Distribution fee for Series II (Note 6)                      51,337             49,117             68,181              83,731
     Custodian fee                                                69,317            348,391            153,477             225,765
     Fund administration fees (Note 5)                            19,560            301,614             60,488             157,994
     Printing and postage fees                                    14,582            229,604             36,431             116,589
     Audit and legal fees                                         10,401            144,423             30,534              78,273
     Registration and filing fees                                  2,607             33,309              8,347              18,960
     Trustees fees and expenses (Note 7)                           2,578             35,856              7,894              19,631
     Miscellaneous                                                 2,895             56,824             17,030              26,331
                                                          --------------     --------------     --------------    ----------------
     Expenses before reductions by investment adviser          1,795,534         14,401,558          4,859,124          10,652,695
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -                  -                  -            (228,641)
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            1,795,534         14,401,558          4,859,124          10,424,054
                                                          --------------     --------------     --------------    ----------------
Net investment income                                          1,280,206         15,127,333          2,176,699          18,121,061
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized loss on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                  (5,226,518)       (90,048,302)       (49,977,233)         24,982,229
     Foreign currency and forward foreign currency
     contracts                                                      (435)                 -                (15)                  -
Change in unrealized depreciation on:
     Investments                                             (28,159,328)      (490,938,527)       (98,616,719)       (215,269,448)
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments, foreign currency and
     forward foreign currency contracts                      (33,386,281)      (580,986,829)      (148,593,967)       (190,287,219)
                                                          --------------     --------------     --------------    ----------------
Net decrease in net assets resulting from operations      $  (32,106,075)    $ (565,859,496)    $ (146,417,268)   $   (172,166,158)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             INCOME &                               HIGH              STRATEGIC
                                                              VALUE             BALANCED            YIELD               BOND
                                                              TRUST              TRUST              TRUST               TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $    9,645,851     $    3,341,635     $   32,112,608    $     24,604,410
     Dividends                                                 4,458,430          1,194,112            998,257              51,556
     Mortgage dollar rolls                                             -                  -                  -             809,788
     Securities lending                                          134,195              8,353            129,766             103,062
     Less: Foreign taxes withheld                                (57,338)              (837)                 -                   -
                                                          --------------     --------------     --------------    ----------------
     Total income                                             14,181,138          4,543,263         33,240,631          25,568,816
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           3,319,917            878,703          2,233,481           2,094,467
     Distribution fee for Series I (Note 6)                      756,421            230,219            515,120             490,895
     Distribution fee for Series II (Note 6)                      22,666              6,089             48,803              27,479
     Custodian fee                                               205,208             82,135            144,893             188,400
     Fund administration fees (Note 5)                            76,769             23,603             33,787              41,551
     Printing and postage fees                                    59,586             18,472             16,537              30,170
     Audit and legal fees                                         37,417             11,473             17,962              21,046
     Registration and filing fees                                  8,622              2,633              5,494               5,250
     Trustees fees and expenses (Note 7)                           9,170              2,803              5,069               5,092
     Miscellaneous                                                12,443              4,606              7,501               8,809
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            4,508,219          1,260,736          3,028,647           2,913,159
                                                          --------------     --------------     --------------    ----------------
Net investment income                                          9,672,919          3,282,527         30,211,984          22,655,657
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized gain (loss) on investments,
     futures contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                 (28,747,940)       (17,179,801)       (69,783,841)         (6,123,032)
     Futures contracts                                                 -                  -         (1,862,811)              2,850
     Foreign currency and forward foreign currency
     contracts                                                       (33)                 -         (1,713,384)             (9,956)
Change in unrealized appreciation (depreciation) on:
     Investments                                             (73,859,605)       (11,390,818)        25,021,928          13,377,766
     Futures contracts                                                 -                  -         (1,927,722)                  -
     Translation of foreign currency and forward
     foreign currency contracts                                      554                775           (993,705)             10,029
                                                          --------------     --------------     --------------    ----------------
     Net gain (loss) on investments, futures contracts,
     foreign currency and forward foreign currency
     contracts                                              (102,607,024)       (28,569,844)       (51,259,535)          7,257,657
                                                          --------------     --------------     --------------    ----------------
Net increase (decrease) in net assets resulting from
     operations                                           $  (92,934,105)    $  (25,287,317)    $  (21,047,551)   $     29,913,314
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                              GLOBAL             TOTAL            INVESTMENT        DIVERSIFIED
                                                               BOND              RETURN          QUALITY BOND          BOND
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $    5,514,282     $   43,880,547     $   28,991,108    $     19,191,398
     Dividends                                                   151,489                  -             13,152                   -
     Securities lending                                                -                  -            115,776             136,076
     Less: Foreign taxes withheld                                 (4,017)                 -                  -                   -
                                                          --------------     --------------     --------------    ----------------
     Total income                                              5,661,754         43,880,547         29,120,036          19,327,474
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                             822,503          6,101,938          2,261,282           1,986,097
     Distribution fee for Series I (Note 6)                      196,976          1,439,455            662,409             484,616
     Distribution fee for Series II (Note 6)                      20,183            200,734             37,328              27,787
     Custodian fee                                               194,630            399,295            251,061             123,693
     Fund administration fees (Note 5)                            15,220             95,519             56,702              41,186
     Printing and postage fees                                    12,388             56,726             41,737              30,654
     Audit and legal fees                                          8,267             52,562             29,139              21,351
     Registration and filing fees                                  2,045             15,178              7,223               5,283
     Trustees fees and expenses (Note 7)                           1,892             13,480              7,223               5,109
     Miscellaneous                                                 2,737             20,957              8,798               6,831
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            1,276,841          8,395,844          3,362,902           2,732,607
                                                          --------------     --------------     --------------    ----------------
Net investment income                                          4,384,913         35,484,703         25,757,134          16,594,867
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized gain (loss) on investments,
     futures, options, swaps, foreign currency and
     forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                   4,476,533         21,378,164         (6,643,270)         (5,153,643)
     Futures contracts                                         3,176,734         26,733,511                  -                   -
     Written options contracts                                  (176,998)         4,476,426                  -                   -
     Interest rate swaps                                      (2,587,860)          (765,092)                 -                   -
     Foreign currency and forward foreign currency
     contracts                                                   901,924          2,674,218                  -                   -
Change in unrealized appreciation (depreciation) on:
     Investments                                              16,372,512          7,405,218         24,149,563          13,785,189
     Futures contracts                                           306,084          9,181,991                  -                   -
     Written options contracts                                   172,044         (3,317,741)                 -                   -
     Interest rate swaps                                      (3,518,448)        (2,358,930)                 -                   -
     Translation of foreign currency and forward
     foreign currency contracts                                1,506,361         (3,585,555)                 -                  83
                                                          --------------     --------------     --------------    ----------------
     Net gain on investments, futures, options, swaps,
     foreign currency and forward foreign currency
     contracts                                                20,628,886         61,822,210         17,506,293           8,631,629
                                                          --------------     --------------     --------------    ----------------
Net increase in net assets resulting from operations      $   25,013,799     $   97,306,913     $   43,263,427    $     25,226,496
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         U.S. GOVERNMENT         MONEY            SMALL CAP         INTERNATIONAL
                                                            SECURITIES           MARKET             INDEX              INDEX
                                                               TRUST             TRUST              TRUST              TRUST
                                                         ---------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $   21,491,473     $   27,352,847     $      176,604    $         55,624
     Dividends                                                         -                  -            783,378           1,181,873
     Mortgage dollar rolls                                    10,918,786                  -                  -                   -
     Securities lending                                                -                  -             33,836              37,479
     Less: Foreign taxes withheld                                      -                  -               (380)           (125,138)
                                                          --------------     --------------     --------------    ----------------
     Total income                                             32,410,259         27,352,847            993,438           1,149,838
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                           3,682,285          5,570,401            226,496             213,457
     Distribution fee for Series I (Note 6)                    1,008,273          2,278,013             86,458              77,429
     Distribution fee for Series II (Note 6)                     122,474            255,038              9,662               6,106
     Custodian fee                                               273,961            267,329             18,000              18,000
     Fund administration fees (Note 5)                            69,843            208,989              7,844               7,334
     Printing and postage fees                                    44,421            157,708              6,136               5,760
     Audit and legal fees                                         38,247            106,865              3,993               3,683
     Registration and filing fees                                 10,684             25,886                967                 874
     Trustees fees and expenses (Note 7)                           9,839             25,663                979                 896
     Miscellaneous                                                 8,763             25,189              1,521               1,142
                                                          --------------     --------------     --------------    ----------------
     Expenses before reductions by investment adviser          5,268,790          8,921,081            362,056             334,681
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -                  -                  -             (11,006)
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                            5,268,790          8,921,081            362,056             323,675
                                                          --------------     --------------     --------------    ----------------
Net investment income                                         27,141,469         18,431,766            631,382             826,163
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized gain (loss) on investments,
     futures contracts, foreign currency and forward
     foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                   2,619,600                  -         (2,746,240)         (1,983,107)
     Futures contracts                                           963,950                  -         (3,429,672)           (239,982)
     Foreign currency and forward foreign currency
     contracts                                                         -                  -                  -            (113,669)
Change in unrealized appreciation (depreciation) on:
     Investments                                              22,436,598                  -        (10,382,393)         (8,120,544)
     Futures contracts                                           237,500                  -           (289,510)            (16,157)
     Translation of foreign currency and forward
     foreign currency contracts                                        -                  -                  -              14,426
                                                          --------------     --------------     --------------    ----------------
     Net gain (loss) on investments, futures
     contracts, foreign currency and forward
     foreign currency contracts                               26,257,648                  -        (16,847,815)        (10,459,033)
                                                          --------------     --------------     --------------    ----------------
Net increase (decrease) in net assets resulting from
     operations                                           $   53,399,117     $   18,431,766     $  (16,216,433)   $     (9,632,870)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             MID CAP          TOTAL STOCK            500              LIFESTYLE
                                                              INDEX           MARKET INDEX          INDEX          AGGRESSIVE 1000
                                                              TRUST              TRUST              TRUST               TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Interest                                             $       90,195     $       83,329     $      254,674                   -
     Dividends                                                   926,747            979,448         11,774,741                   -
     Income distributions received                                     -                  -                  -    $        788,312
     Securities lending                                           19,761              7,478             40,645                   -
     Less: Foreign taxes withheld                                      -               (151)           (31,299)                  -
                                                          --------------     --------------     --------------    ----------------
     Total income                                              1,036,703          1,070,104         12,038,761             788,312
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                             333,250            257,467          2,771,998             124,563
     Distribution fee for Series I (Note 6)                      127,613            100,509          1,093,432                   -
     Distribution fee for Series II (Note 6)                      13,269              5,782             35,856                   -
     Custodian fee                                                18,000             18,000             74,445                   -
     Fund administration fees (Note 5)                            10,903             10,108            108,726              27,832
     Printing and postage fees                                     8,554              7,747             83,827              21,524
     Audit and legal fees                                          5,695              4,948             53,143              13,843
     Registration and filing fees                                  1,411              1,150             12,343               3,264
     Trustees fees and expenses (Note 7)                           1,402              1,210             13,040               3,395
     Miscellaneous                                                 1,912              1,557             17,649               3,142
                                                          --------------     --------------     --------------    ----------------
     Expenses before reductions by investment adviser            522,009            408,478          4,264,459             197,563
     Less reductions of expenses by investment adviser
     (Note 5)                                                          -                  -                  -             (48,237)
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                              522,009            408,478          4,264,459             149,326
                                                          --------------     --------------     --------------    ----------------
Net investment income                                            514,694            661,626          7,774,302             638,986
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized loss on investments and futures
     contracts:
     foreign currency and forward foreign currency
     contracts:
Net realized gain (loss) on:
     Investment transactions                                     124,569         (1,567,504)       (21,614,857)        (39,630,439)
     Futures contracts                                        (1,124,813)        (1,083,922)        (5,959,220)                  -
Capital gain distributions received                                    -                  -                  -             720,320
Change in unrealized depreciation on:
     Investments                                             (18,180,112)       (14,544,211)      (170,991,162)         (8,209,936)
     Futures contracts                                           (73,042)           (99,885)          (382,534)                  -
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments and futures contracts           (19,253,398)       (17,295,522)      (198,947,773)        (47,120,055)
                                                          --------------     --------------     --------------    ----------------
Net decrease in net assets resulting from operations      $  (18,738,704)    $  (16,633,896)    $ (191,173,471)   $    (46,481,069)
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            LIFESTYLE          LIFESTYLE          LIFESTYLE          LIFESTYLE
                                                            GROWTH 820        BALANCED 640       MODERATE 460     CONSERVATIVE 280
                                                              TRUST              TRUST              TRUST              TRUST
                                                          --------------     --------------     --------------    ----------------
Investment Income:
     Income distributions received                        $   10,181,887     $   21,301,583     $    9,700,122    $      5,924,905
                                                          --------------     --------------     --------------    ----------------
     Total income                                             10,181,887         21,301,583          9,700,122           5,924,905
                                                          --------------     --------------     --------------    ----------------

Expenses:
     Investment adviser fee (Note 5)                             427,852            461,188            183,153             140,649
     Fund administration fees (Note 5)                           110,285            115,493             39,481              27,942
     Printing and postage fees                                    85,125             89,414             30,831              21,772
     Audit and legal fees                                         55,196             58,465             20,409              14,640
     Registration and filing fees                                 13,103             13,978              4,952               3,581
     Trustees fees and expenses (Note 7)                          13,544             14,255              4,920               3,490
     Miscellaneous                                                12,205             12,603              4,182               2,783
                                                          --------------     --------------     --------------    ----------------
     Expenses before reductions by investment adviser            717,310            765,396            287,928             214,857
     Less reductions of expenses by investment adviser
     (Note 5)                                                   (113,113)          (107,322)           (49,632)            (41,406)
                                                          --------------     --------------     --------------    ----------------
     Total expenses                                              604,197            658,074            238,296             173,451
                                                          --------------     --------------     --------------    ----------------
Net investment income                                          9,577,690         20,643,509          9,461,826           5,751,454
                                                          --------------     --------------     --------------    ----------------

Realized and unrealized gain (loss) on investments:
Net realized loss on investment transactions                (131,612,796)      (119,654,241)       (20,119,565)         (2,807,635)
Capital gain distributions received                            6,323,688          5,566,154            364,686             837,528
Change in unrealized appreciation (depreciation) on:
     Investments                                             (25,127,842)         2,595,162         (2,039,725)          1,453,414
                                                          --------------     --------------     --------------    ----------------
     Net loss on investments                                (150,416,950)      (111,492,925)       (21,794,604)           (516,693)
                                                          --------------     --------------     --------------    ----------------
Net increase (decrease) in net assets resulting
     from operations                                      $ (140,839,260)    $  (90,849,416)    $  (12,332,778)   $      5,234,761
                                                          ==============     ==============     ==============    ================

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            SMALL-MID        INTERNATIONAL        HIGH GRADE
                                                               CAP           EQUITY SELECT           BOND
                                                              TRUST              TRUST               TRUST
                                                          --------------     --------------     --------------
Investment Income:
     Interest                                             $       26,736     $       11,413     $      515,192
     Dividends                                                    80,982             75,150                  -
     Securities lending                                              839              2,557              1,577
     Less: Foreign taxes withheld                                      -             (8,806)                 -
                                                          --------------     --------------     --------------
     Total income                                                108,557             80,314            516,769
                                                          --------------     --------------     --------------

Expenses:
     Investment adviser fee (Note 5)                              92,013             73,387             69,790
     Distribution fee for Series I  (Note 6)                      13,163             11,192             16,105
     Distribution fee for Series II  (Note 6)                      3,185              2,426              4,315
     Custodian fee                                                53,850             57,004             64,435
     Fund administration fees (Note 5)                               411                404                474
     Printing and postage fees                                     2,551              2,557              3,017
     Audit and legal fees                                         13,612             13,324             16,622
     Registration and filing fees                                     47                 46                 57
     Trustees fees and expenses (Note 7)                              47                 46                 56
     Miscellaneous                                                    65                 60                285
                                                          --------------     --------------     --------------
     Expenses before reductions by investment adviser            178,944            160,446            175,156
     Less reductions of expenses by investment adviser
     (Note 5)                                                    (60,898)           (61,313)           (72,976)
                                                          --------------     --------------     --------------
     Total expenses                                              118,046             99,133            102,180
                                                          --------------     --------------     --------------
Net investment income (loss)                                      (9,489)           (18,819)           414,589
                                                          --------------     --------------     --------------

Realized and unrealized gain (loss) on investments,
     written options contracts, foreign currency and
     forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                     (86,830)          (185,009)           185,172
     Foreign currency and forward foreign currency
     contracts                                                         -           (240,210)                 -
Change in unrealized appreciation (depreciation) on:
     Investments                                              (3,423,192)          (717,522)         1,349,499
     Translation of foreign currency and forward
     foreign currency contracts                                        -                219                  -
                                                          --------------     --------------     --------------
     Net gain (loss) on investments, written options
     contracts, foreign currency and forward foreign
     currency contracts                                       (3,510,022)        (1,142,522)         1,534,671
                                                          --------------     --------------     --------------
Net increase (decrease) in net assets resulting from
     operations                                           $   (3,519,511)    $   (1,161,341)    $    1,949,260
                                                          ==============     ==============     ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   INTERNET                       PACIFIC RIM
                                                                 TECHNOLOGIES                  EMERGING MARKETS
                                                                     TRUST                           TRUST
                                                         -----------------------------    -----------------------------
                                                             YEAR           YEAR             YEAR             YEAR
                                                             ENDED         ENDED             ENDED            ENDED
                                                          12/31/2002      12/31/2001       12/31/2002      12/31/2001
                                                         -------------   -------------    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $   (361,939)   $   (231,473)    $    133,370    $    213,481
Net realized gain (loss) on:
     Investment transactions                              (17,217,770)    (38,019,078)      (3,044,571)     (9,058,662)
     Written options contracts                                      -               -                -               -
     Foreign currency and forward foreign currency                  -               -          (37,189)       (157,589)
Change in unrealized appreciation (depreciation) on:
     Investments                                            1,222,906      10,064,164       (3,962,255)     (2,856,511)
     Written options contracts                                      -               -                -               -
     contracts                                                      -               -            5,972           8,412
                                                         ------------    ------------     ------------    ------------
Net decrease in net assets resulting from operations      (16,356,803)    (28,186,387)      (6,904,673)    (11,850,869)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -          (67,906)       (273,042)
           Series II                                                -               -              (43)              -
                                                         ------------    ------------     ------------    ------------
     Total distributions                                            -               -          (67,949)       (273,042)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               17,263,621      23,178,306      165,878,887     256,227,434
           Reinvestment of distributions                            -               -           67,906         273,042
           Cost of shares redeemed                        (16,051,189)     (7,108,024)    (169,242,574)   (271,765,686)
                                                         ------------    ------------     ------------    ------------
     Total Series I transactions                            1,212,432      16,070,282       (3,295,781)    (15,265,210)

     Series II
           Net proceeds from sales of shares                2,832,836               -       32,640,217               -
           Reinvestment of distributions                            -               -               43               -
           Cost of shares redeemed                           (333,488)              -      (28,129,368)              -
                                                         ------------    ------------     ------------    ------------
     Total Series II transactions                           2,499,348               -        4,510,892               -
Net increase (decrease) in net assets from capital
     share transactions                                     3,711,780      16,070,282        1,215,111     (15,265,210)
                                                         ------------    ------------     ------------    ------------
Increase (decrease) in net assets                         (12,645,023)    (12,116,105)      (5,757,511)    (27,389,121)
Net assets at beginning of period                          41,197,971      53,314,076       55,981,046      83,370,167
                                                         ------------    ------------     ------------    ------------
Net assets at end of period                                28,552,948    $ 41,197,971     $ 50,223,535    $ 55,981,046
                                                         ============    ============     ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       6,192,955       4,899,620       24,554,014      36,550,282
          Reinvestment of distributions                             -               -            9,591          38,457
          Shares redeemed                                  (6,171,330)     (1,626,612)     (25,072,621)    (38,337,893)
                                                         ------------    ------------     ------------    ------------
     Net increase (decrease)                                   21,625       3,273,008         (509,016)     (1,749,154)
                                                         ============    ============     ============    ============

     Series II
          Shares sold                                       1,250,242               -        5,058,620               -
          Reinvestment of distributions                             -               -                6               -
          Shares redeemed                                    (147,964)              -       (4,320,960)              -
                                                         ------------    ------------     ------------    ------------
     Net increase                                           1,102,278               -          737,666               -
                                                         ============    ============     ============    ============

                                                                      TELE-
                                                                  COMMUNICATIONS
                                                                      TRUST
                                                         -----------------------------
                                                            YEAR          4/30/2001*
                                                            ENDED             TO
                                                          12/31/2002      12/31/2001
                                                         -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $    (34,076)   $    (15,989)
Net realized gain (loss) on:
     Investment transactions                              (10,521,457)     (3,002,479)
     Written options contracts                                 14,194           8,562
     Foreign currency and forward foreign currency             (4,519)         (3,980)
Change in unrealized appreciation (depreciation) on:
     Investments                                            1,544,164      (2,469,458)
     Written options contracts                                   (112)            112
     contracts                                                    276               2
                                                         ------------    ------------
Net decrease in net assets resulting from operations       (9,001,530)     (5,483,230)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -
           Series II                                                -               -
                                                          -----------    ------------
     Total distributions                                            -               -
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares                7,538,119      24,774,132
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                         (3,882,301)     (2,373,041)
                                                          -----------    ------------
     Total Series I transactions                            3,655,818      22,401,091

     Series II
           Net proceeds from sales of shares                2,461,634               -
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                           (108,756)              -
                                                         ------------    ------------
     Total Series II transactions                           2,352,878               -
Net increase (decrease) in net assets from capital
     share transactions                                     6,008,696      22,401,091
                                                          -----------    ------------
Increase (decrease) in net assets                          (2,992,834)     16,917,861
Net assets at beginning of period                          16,917,861               -
                                                         ------------    ------------
Net assets at end of period                              $ 13,925,027    $ 16,917,861
                                                         ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       1,423,610       2,448,232
          Reinvestment of distributions                             -               -
          Shares redeemed                                    (753,899)       (314,447)
                                                         ------------    ------------
     Net increase (decrease)                                  669,711       2,133,785
                                                         ============    ============

     Series II
          Shares sold                                         577,322               -
          Reinvestment of distributions                             -               -
          Shares redeemed                                     (25,341)              -
                                                          -----------    ------------
     Net increase                                             551,981               -
                                                         ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SCIENCE &                     INTERNATIONAL
                                                                   TECHNOLOGY                        SMALL CAP
                                                                     TRUST                            TRUST
                                                         -----------------------------    -----------------------------
                                                            YEAR            YEAR             YEAR             YEAR
                                                            ENDED           ENDED            ENDED            ENDED
                                                         12/31/2002      12/31/2001        12/31/2002       12/31/2001
                                                         -------------  --------------    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                      $ (4,286,470)  $  (7,081,861)    $   (536,289)   $    (20,933)
Net realized gain (loss) on:
     Investment transactions                             (220,505,159)   (717,122,928)     (15,996,477)    (66,221,063)
     Written options contracts                                      -               -                -               -
     Foreign currency and forward foreign currency            (72,462)        (74,559)      (1,495,318)     (3,147,127)
Change in unrealized appreciation (depreciation) on:
     Investments                                          (59,515,606)    189,464,485       (3,243,133)     (5,699,681)
     Written options contracts                                      -               -                -               -
     contracts                                                      9           8,098           26,593          10,018
                                                         ------------   -------------     ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                             (284,379,688)   (534,806,765)     (21,244,624)    (75,078,786)
Distribution to shareholders from:
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -               -                -               -
           Series II                                                -               -                -               -
     Net realized long term gains on investments,
      futures, and foreign currency transactions
           Series I                                                 -     (49,029,735)               -               -
                                                         ------------   -------------     ------------    ------------
     Total distributions                                            -     (49,029,735)               -               -
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               62,081,562     186,107,043      123,339,058     204,813,579
           Reinvestment of distributions                            -      49,029,735                -               -
           Cost of shares redeemed                       (149,187,997)   (183,894,785)    (148,771,242)   (240,689,846)
                                                         ------------   -------------     ------------    ------------
     Total Series I transactions                          (87,106,435)     51,241,993      (25,432,184)    (35,876,267)

     Series II
           Net proceeds from sales of shares               13,571,630               -       53,923,666               -
           Reinvestment of distributions                        -                   -                -               -
           Cost of shares redeemed                         (2,055,320)              -      (48,843,179)              -
                                                         ------------   -------------     ------------    ------------
     Total Series II transactions                          11,516,310               -        5,080,487               -
Net increase (decrease) in net assets from capital
     share transactions                                   (75,590,125)     51,241,993      (20,351,697)    (35,876,267)
                                                         ------------   -------------     ------------    ------------
Increase (decrease) in net assets                        (359,969,813)   (532,594,507)     (41,596,321)   (110,955,053)
Net assets at beginning of period                         729,586,933   1,262,181,440      146,450,539     257,405,592
                                                         ------------   -------------     ------------    ------------
Net assets at end of period                              $369,617,120   $ 729,586,933     $104,854,218    $146,450,539
                                                         ============   =============     ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       6,383,441      11,718,129       11,271,548      16,260,416
          Reinvestment of distributions                             -       3,433,455                -               -
          Shares redeemed                                 (16,061,882)    (12,611,226)     (13,606,960)    (18,998,584)
                                                         ------------   -------------     ------------    ------------
     Net increase (decrease)                               (9,678,441)      2,540,358       (2,335,412)     (2,738,168)
                                                         ============   =============     ============    ============
     Series II
          Shares sold                                       1,728,531               -        5,270,604               -
          Reinvestment of distributions                             -               -                -               -
          Shares redeemed                                    (271,219)              -       (4,755,533)              -
                                                         ------------   -------------     ------------    ------------
     Net increase                                           1,457,312               -          515,071               -
                                                         ============   =============     ============    ============

                                                             HEALTH         HEALTH
                                                            SCIENCES       SCIENCES
                                                              TRUST          TRUST
                                                         -------------  --------------
                                                             YEAR        4/30/2001 *
                                                             ENDED            TO
                                                          12/31/2002     12/31/2001
                                                         -------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                      $   (526,682)  $    (123,603)
Net realized gain (loss) on:
     Investment transactions                               (8,947,897)       (135,654)
     Written options contracts                                407,902               -
     Foreign currency and forward foreign currency             (2,436)          1,060
Change in unrealized appreciation (depreciation) on:
     Investments                                          (12,943,681)      2,704,285
     Written options contracts                                (68,440)              -
     contracts                                                    487            (368)
                                                         ------------   -------------

Net increase (decrease) in net assets resulting from
operations                                                (22,080,747)      2,445,720
Distribution to shareholders from:
     Net realized short term gains on investments,
      futures, and foreign currency transactions
           Series I                                          (154,834)              -
           Series II                                             (294)              -
     Net realized long term gains on investments,
      futures, and foreign currency transactions
           Series I                                                 -               -
                                                         ------------   -------------
     Total distributions                                     (155,128)              -
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               46,197,297      57,303,024
           Reinvestment of distributions                      154,834               -
           Cost of shares redeemed                        (14,213,777)     (8,181,202)
                                                         ------------   -------------
     Total Series I transactions                           32,138,354      49,121,822

     Series II
           Net proceeds from sales of shares               16,714,764               -
           Reinvestment of distributions                          294               -
           Cost of shares redeemed                           (185,358)              -
                                                         ------------   -------------
     Total Series II transactions                          16,529,700               -
Net increase (decrease) in net assets from capital
     share transactions                                    48,668,054      49,121,822
                                                         ------------   -------------
Increase (decrease) in net assets                          26,432,179      51,567,542
Net assets at beginning of period                          51,567,542               -
                                                         ------------   -------------
Net assets at end of period                              $ 77,999,721   $  51,567,542
                                                         ============   =============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       3,875,954       4,437,008
          Reinvestment of distributions                        12,839               -
          Shares redeemed                                  (1,384,522)       (628,940)
                                                         ------------   -------------
     Net increase (decrease)                                2,504,271       3,808,068
                                                         ============   =============

     Series II
          Shares sold                                       1,638,592               -
          Reinvestment of distributions                            24               -
          Shares redeemed                                     (18,527)              -
                                                         ------------   -------------
     Net increase                                           1,620,089               -
                                                         ============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  AGGRESSIVE                        EMERGING
                                                                    GROWTH                       SMALL COMPANY
                                                                    TRUST                            TRUST
                                                         -----------------------------    -----------------------------
                                                             YEAR            YEAR             YEAR            YEAR
                                                             ENDED           ENDED            ENDED           ENDED
                                                          12/31/2002      12/31/2001        12/31/2002     12/31/2001
                                                         -------------   -------------    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $ (2,151,875)   $ (2,448,373)    $ (2,115,850)   $ (1,365,684)
Net realized gain (loss) on:
     Investment transactions                              (52,271,497)    (96,483,267)     (46,195,893)    (25,364,630)
     Foreign currency and forward foreign currency                  -               -              (31)             14
Change in unrealized appreciation (depreciation) on:
     Investments                                          (24,456,023)    (11,296,191)     (83,535,512)   (102,379,467)
     contracts                                                      -               -                -             (46)
                                                         ------------    ------------     ------------    ------------
Net decrease in net assets resulting from operations      (78,879,395)   (110,227,831)    (131,847,286)   (129,109,813)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -                -               -
           Series II                                                -               -                -               -
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -               -                -               -
     Net realized long term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -               -                -     (18,772,975)
                                                         ------------    ------------     ------------    ------------
     Total distributions                                            -               -                -      18,772,975)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               90,256,267      95,252,617       75,144,206     108,061,726
           Reinvestment of distributions                            -               -                -      18,772,975
           Cost of shares redeemed                        (96,207,266)    (91,921,935)     (97,579,481)   (104,750,092)
                                                         ------------    ------------     ------------    ------------
     Total Series I transactions                           (5,950,999)      3,330,682      (22,435,275)     22,084,609

     Series II
           Net proceeds from sales of shares               19,065,993               -       21,591,400               -
           Reinvestment of distributions                            -               -                -               -
           Cost of shares redeemed                           (861,419)              -       (3,596,353)              -
                                                         ------------    ------------     ------------    ------------
     Total Series II transactions                          18,204,574               -       17,995,047               -
Net increase (decrease) in net assets from capital
     share transactions                                    12,253,575       3,330,682       (4,440,228)     22,084,609
                                                         ------------    ------------     ------------    ------------
Increase (decrease) in net assets                         (66,625,820)   (106,897,149)    (136,287,514)   (125,798,179)
Net assets at beginning of period                         309,746,092     416,643,241      447,673,260     573,471,439
                                                         ------------    ------------     ------------    ------------
Net assets at end of period                              $243,120,272    $309,746,092     $311,385,746    $447,673,260
                                                         ============    ============     ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       7,652,648       6,445,535        3,469,815       3,835,601
          Reinvestment of distributions                             -               -               -          745,847
          Shares redeemed                                  (8,328,687)     (6,342,270)      (4,734,571)     (3,780,291)
                                                         ------------    ------------     ------------    ------------
     Net increase (decrease)                                 (676,039)        103,265       (1,264,756)        801,157
                                                         ============    ============     ============    ============

     Series II
          Shares sold                                       1,824,408               -        1,148,348               -
          Reinvestment of distributions                             -               -                -               -
          Shares redeemed                                     (78,065)              -         (183,482)              -
                                                         ------------    ------------     ------------    ------------
     Net increase                                           1,746,343               -          964,866               -
                                                         ============    ============     ============    ============

                                                                SMALL COMPANY
                                                                    BLEND
                                                                    TRUST
                                                         -----------------------------
                                                            YEAR            YEAR
                                                            ENDED           ENDED
                                                          12/31/2002      12/31/2001
                                                         -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $    (51,229)   $    357,490
Net realized gain (loss) on:
     Investment transactions                              (15,712,171)    (18,640,622)
     Foreign currency and forward foreign currency                (26)             25
Change in unrealized appreciation (depreciation) on:
     Investments                                          (34,136,138)     17,954,113
     contracts                                                      -               -
                                                         ------------    ------------
Net decrease in net assets resulting from operations      (49,899,564)       (328,994)
Distribution to shareholders from:
     Net investment income
           Series I                                          (329,892)              -
           Series II                                             (326)              -
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -        (542,014)
     Net realized long term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -               -
                                                         ------------    ------------
     Total distributions                                     (330,218)       (542,014)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               93,368,317     111,971,975
           Reinvestment of distributions                      329,892         542,014
           Cost of shares redeemed                        (99,171,706)    (45,516,262)
                                                         ------------    ------------
     Total Series I transactions                           (5,473,497)     66,997,727

     Series II
           Net proceeds from sales of shares               21,964,043               -
           Reinvestment of distributions                          326               -
           Cost of shares redeemed                         (5,139,852)              -
                                                         ------------    ------------
     Total Series II transactions                          16,824,517               -
Net increase (decrease) in net assets from capital
     share transactions                                    11,351,020      66,997,727
                                                         ------------    ------------
Increase (decrease) in net assets                         (38,878,762)     66,126,719
Net assets at beginning of period                         161,249,967      95,123,248
                                                         ------------    ------------
Net assets at end of period                              $122,371,205    $161,249,967
                                                         ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       9,248,420      10,362,577
          Reinvestment of distributions                        29,246          55,878
          Shares redeemed                                 (10,932,505)     (4,144,059)
                                                         ------------    ------------
     Net increase (decrease)                               (1,654,839)      6,274,396
                                                         ============    ============

     Series II
          Shares sold                                       2,555,734               -
          Reinvestment of distributions                            29               -
          Shares redeemed                                    (591,600)              -
                                                         ------------    ------------
     Net increase                                           1,964,163               -
                                                         ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    DYNAMIC                         MID CAP
                                                                    GROWTH                          GROWTH
                                                                     TRUST                           TRUST
                                                         -----------------------------    -----------------------------
                                                             YEAR           YEAR              YEAR          4/30/2001*
                                                             ENDED          ENDED             ENDED             TO
                                                          12/31/2002      12/31/2001       12/31/2002      12/31/2001
                                                         -------------   -------------    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                      $   (618,941)   $   (577,077)    $   (323,976)   $    (95,480)
Net realized gain (loss) on:
     Investment transactions                              (46,090,275)   (104,787,897)     (12,867,842)     (1,891,842)
     Foreign currency and forward foreign currency
       contracts                                                    -               -              405            (571)
Change in unrealized appreciation (depreciation) on:                                                              -
     Investments                                            8,004,166      33,400,009       (1,436,386)       (690,519)
     Foreign currency and forward foreign currency
       contracts                                                    -               -                2              (2)
                                                         ------------    ------------     ------------    ------------
Net decrease in net assets resulting from operations      (38,705,050)    (71,964,965)     (14,627,797)     (2,678,414)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -        (231,237)               -               -
                                                         ------------    ------------     ------------    ------------
      Total distributions                                           -        (231,237)               -               -
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               47,280,410      97,496,404       36,481,625      35,863,308
           Reinvestment of distributions                            -         231,237               -                -
           Cost of shares redeemed                        (77,707,954)    (28,579,719)     (21,133,483)     (1,814,590)
                                                         ------------    ------------     ------------    ------------
     Total Series I transactions                          (30,427,544)     69,147,922       15,348,142      34,048,718

     Series II
           Net proceeds from sales of shares                8,996,081               -        9,148,496               -
           Cost of shares redeemed                         (4,585,297)              -         (494,855)              -
                                                         ------------    ------------     ------------    ------------
     Total Series II transactions                           4,410,784               -        8,653,641               -
Net increase (decrease) in net assets from capital
     share transactions                                   (26,016,760)     69,147,922       24,001,783      34,048,718
                                                         ------------    ------------     ------------    ------------
Increase (decrease) in net assets                         (64,721,810)     (3,048,280)       9,373,986      31,370,304
Net assets at beginning of period                         132,709,287     135,757,567       31,370,304               -
                                                         ------------    ------------     ------------    ------------
Net assets at end of period                              $ 67,987,477    $132,709,287     $ 40,744,290    $ 31,370,304
                                                         ============    ============     ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      11,559,876      15,776,881        4,111,051       3,173,998
          Reinvestment of distributions                             -          37,908                -               -
          Shares redeemed                                 (20,701,671)     (4,975,933)      (2,666,713)       (177,332)
                                                         ------------  --------------     ------------    ------------
     Net increase (decrease)                               (9,141,795)     10,838,856        1,444,338       2,996,666
                                                         ============  ==============     ============    ============
     Series II
          Shares sold                                       2,526,899               -        1,214,187               -
          Shares redeemed                                  (1,277,793)              -          (65,915)              -
                                                         ------------ ---------------     ------------    ------------
     Net increase                                           1,249,106               -        1,148,272               -
                                                         ============ ===============     ============    ============

                                                                     MID CAP
                                                                  OPPORTUNITIES
                                                                      TRUST
                                                         -----------------------------
                                                               YEAR        4/30/2001*
                                                             ENDED             TO
                                                            12/31/2002     12/31/2001
                                                         --------------- -------------
Increase (decrease) in net assets:
Operations:
Net investment loss                                      $   (305,635)   $   (121,330)
Net realized gain (loss) on:
     Investment transactions                               (8,335,005)     (3,337,349)
     Foreign currency and forward foreign currency
       contracts                                                   16              (1)
Change in unrealized appreciation (depreciation) on:
     Investments                                           (3,146,429)      1,061,082
     Foreign currency and forward foreign currency
      contracts                                                     -               -
                                                         ------------    ------------
Net decrease in net assets resulting from operations      (11,787,053)     (2,397,598)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -
                                                         ------------    ------------
    Total distributions                                             -               -
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               26,530,211      36,320,588
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                        (27,199,003)     (4,366,617)
                                                         ------------    ------------
     Total Series I transactions                             (668,792)     31,953,971

     Series II
           Net proceeds from sales of shares                7,038,579               -
           Cost of shares redeemed                         (1,842,722)              -
                                                         ------------    ------------
     Total Series II transactions                           5,195,857               -
Net increase (decrease) in net assets from capital
     share transactions                                     4,527,065      31,953,971
                                                         ------------    ------------
Increase (decrease) in net assets                          (7,259,988)     29,556,373
Net assets at beginning of period                          29,556,373               -
                                                         ------------    ------------
Net assets at end of period                              $ 22,296,385    $ 29,556,373
                                                         ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       2,917,324       3,197,453
          Reinvestment of distributions                             -               -
          Shares redeemed                                  (3,352,382)       (406,577)
                                                         ------------    ------------
     Net increase (decrease)                                 (435,058)      2,790,876
                                                         ============    ============
     Series II
          Shares sold                                         893,734               -
          Shares redeemed                                    (231,931)              -
                                                         ------------    ------------
     Net increase                                             661,803               -
                                                         ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MID CAP                        ALL CAP
                                                                      STOCK                         GROWTH
                                                                      TRUST                          TRUST
                                                         -----------------------------    -----------------------------
                                                            YEAR             YEAR            YEAR           YEAR
                                                            ENDED            ENDED           ENDED          ENDED
                                                          12/31/2002      12/31/2001      12/31/2002      12/31/2001
                                                         -------------   -------------    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $   (879,339)   $   (448,210)    $ (2,205,652)   $ (2,729,264)
Net realized gain (loss) on:
     Investment transactions                              (21,013,424)    (19,631,534)     (84,499,924)   (179,517,736)
     Futures contracts                                              -               -                -         333,597
     Foreign currency and forward foreign currency
       contracts                                                    -               -           (2,841)              -
Change in unrealized appreciation (depreciation) on:
     Investments                                          (24,713,683)      8,363,181      (66,276,952)    (30,013,712)
     Foreign currency and forward foreign currency
       contracts                                                    -               -              228               -
                                                         ------------    ------------     ------------    ------------
Net decrease in net assets resulting from operations      (46,606,446)    (11,716,563)    (152,985,141)   (211,927,115)
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -                -               -
           Series II                                                -               -                -               -
     Net realized long term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -               -                -     (42,761,463)
                                                         ------------    ------------     ------------    ------------
     Total distributions                                            -               -                -     (42,761,463)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares              114,919,507      89,343,026      317,508,353     321,376,236
           Reinvestment of distributions                            -               -                -      42,761,463
           Cost of shares redeemed                        (36,311,014)    (46,244,767)    (347,133,744)   (344,784,760)
                                                         ------------    ------------     ------------    ------------
     Total Series I transactions                           78,608,493      43,098,259      (29,625,391)     19,352,939

     Series II
           Net proceeds from sales of shares               32,848,496               -       26,446,231               -
           Reinvestment of distributions                            -               -                -               -
           Cost of shares redeemed                            (20,616)              -          (65,835)              -
                                                         -------------   ------------     ------------    ------------
     Total Series II transactions                          32,827,880               -       26,380,396               -
Net increase (decrease) in net assets from capital
     share transactions                                   111,436,373      43,098,259       (3,244,995)     19,352,939
                                                         -------------   ------------     ------------    ------------
Increase (decrease) in net assets                          64,829,927      31,381,696     (156,230,136)   (235,335,639)
Net assets at beginning of period                         153,731,857     122,350,161      637,878,675     873,214,314
                                                         ------------    ------------     ------------    ------------
Net assets at end of period                              $218,561,784    $153,731,857     $481,648,539     637,878,675
                                                         ============    ============     ============    ============
@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      12,149,866       8,501,473       25,311,489      20,002,840
          Reinvestment of distributions                             -               -                -       2,780,329
          Shares redeemed                                  (4,004,324)     (4,346,181)     (27,584,559)    (21,830,986)
                                                         ------------    ------------     ------------    ------------
     Net increase (decrease)                                8,145,542       4,155,292       (2,273,070)        952,183
                                                         ============    ============     ============    ============

     Series II
          Shares sold                                       3,794,815               -        2,240,927               -
          Reinvestment of distributions                             -               -                -               -
          Shares redeemed                                      (2,445)              -           (5,564)              -
                                                         ------------    ------------     ------------    ------------
     Net increase                                           3,792,370               -        2,235,363               -
                                                         ============    ============     ============    ============

                                                                     FINANCIAL
                                                                      SERVICES
                                                                       TRUST
                                                         -----------------------------------
                                                            YEAR                 4/30/2001*
                                                            ENDED                    TO
                                                          12/31/2002             12/31/2001
                                                         -------------          ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $    125,947           $      7,470
Net realized gain (loss) on:
     Investment transactions                                 (247,226)              (374,402)
     Futures contracts                                              -                      -
     Foreign currency and forward foreign currency
       contracts                                               (3,672)                  (944)
Change in unrealized appreciation (depreciation) on:
     Investments                                           (8,338,394)              (138,896)
     Foreign currency and forward foreign currency
       contracts                                                  638                     (5)
                                                         ------------           ------------
Net decrease in net assets resulting from operations       (8,462,707)              (506,777)
Distribution to shareholders from:
     Net investment income
           Series I                                              (776)                (6,678)
           Series II                                               (1)                     -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                 -                      -
                                                         ------------           ------------
     Total distributions                                         (777)                (6,678)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               29,841,915             32,446,217
           Reinvestment of distributions                          776                  6,678
           Cost of shares redeemed                         (9,472,101)            (7,099,580)
                                                         ------------           ------------
     Total Series I transactions                           20,370,590             25,353,315

     Series II
           Net proceeds from sales of shares               12,682,318                      -
           Reinvestment of distributions                            1                      -
           Cost of shares redeemed                           (159,903)                     -
                                                         ------------           ------------
     Total Series II transactions                          12,522,416                      -
Net increase (decrease) in net assets from capital
     share transactions                                    32,893,006             25,353,315
                                                         ------------           ------------
Increase (decrease) in net assets                          24,429,522             24,839,860
Net assets at beginning of period                          24,839,860                      -
                                                         ------------           ------------
Net assets at end of period                              $ 49,269,382           $ 24,839,860
                                                         ============           ============
@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       2,663,493              2,720,438
          Reinvestment of distributions                            66                    576
          Shares redeemed                                    (910,391)              (585,859)
                                                         ------------           ------------
     Net increase (decrease)                                1,753,168              2,135,155
                                                         ============           ============

     Series II
          Shares sold                                       1,288,107                      -
          Reinvestment of distributions                             -(daggar)              -
          Shares redeemed                                     (15,679)                     -
                                                         ------------           ------------
     Net increase                                           1,272,428                      -
                                                         ============           ============

   *     Commencement of operations

(daggar) Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 INTERNATIONAL
                                                                   OVERSEAS                          STOCK
                                                                    TRUST                            TRUST
                                                         ---------------------------     ----------------------------
                                                           YEAR           YEAR              YEAR            YEAR
                                                           ENDED          ENDED             ENDED           ENDED
                                                         12/31/2002      12/31/2001       12/31/2002      12/31/2001
                                                        -------------   ------------     ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income                                   $   1,425,504   $  3,423,096     $  1,993,663    $  1,338,446
Net realized gain (loss) on:
     Investment transactions                              (68,751,502)   (91,304,510)     (96,303,225)    (21,400,547)
     Futures contracts                                       (124,542)    (3,971,155)               -               -
     Foreign currency and forward foreign currency
       contracts                                              409,427       (874,743)        (311,943)        (26,465)
Change in unrealized appreciation (depreciation) on:
     Investments                                          (18,154,975)   (14,402,843)      33,456,169     (43,456,091)
     Futures contracts                                        141,107        177,128                -               -
     Foreign currency and forward foreign currency
       contracts                                              110,708        (67,516)          19,035          (2,493)
                                                        -------------   ------------     ------------    ------------
Net decrease in net assets resulting from operations      (84,944,273)  (107,020,543)     (61,146,301)    (63,547,150)
Distribution to shareholders from:
     Net investment income
           Series I                                        (2,259,622)    (1,221,043)      (1,142,522)       (537,526)
           Series II                                           (2,466)             -           (2,394)              -
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -    (17,586,272)               -               -
     Net realized long term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -    (20,465,625)               -     (12,045,532)
                                                        -------------   ------------     ------------    ------------
     Total distributions                                   (2,262,088)   (39,272,940)      (1,144,916)    (12,583,058)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares              434,400,047    469,259,871      324,893,636     278,376,091
           Reinvestment of distributions                    2,259,622     39,272,940        1,142,522      12,583,058
           Cost of shares redeemed                       (480,880,475)  (421,910,284)    (283,668,418)   (247,529,382)
                                                        -------------   ------------     ------------    ------------
     Total Series I transactions                          (44,220,806)    86,622,527       42,367,740      43,429,767

     Series II
           Net proceeds from sales of shares              110,872,742              -      132,492,980               -
           Reinvestment of distributions                        2,466              -            2,394               -
           Cost of shares redeemed                        (81,835,697)             -      (98,457,046)              -
                                                        -------------   ------------     ------------    ------------
     Total Series II transactions                          29,039,511              -       34,038,328               -
Net increase (decrease) in net assets from capital
     share transactions                                   (15,181,295)    86,622,527       76,406,068      43,429,767
                                                        -------------   ------------     ------------    ------------
Increase (decrease) in net assets                        (102,387,656)   (59,670,956)      14,114,851     (32,700,441)
Net assets at beginning of period                         428,910,746    488,581,702      265,353,166     298,053,607
                                                        -------------   ------------     ------------    ------------
Net assets at end of period                              $326,523,090   $428,910,746     $279,468,017    $265,353,166
                                                        =============   ============     ============    ============

@Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      56,528,419     49,336,625       38,146,013      26,879,353
          Reinvestment of distributions                       266,465      4,040,426          120,519       1,182,618
          Shares redeemed                                 (62,227,345)   (44,302,875)     (32,960,549)    (23,650,658)
                                                        -------------   ------------     ------------    ------------
      Net increase (decrease)                              (5,432,461)     9,074,176        5,305,983       4,411,313
                                                        =============   ============     ============    ============

     Series II
          Shares sold                                      14,707,951              -       16,617,226               -
          Reinvestment of distributions                           291              -              253               -
          Shares redeemed                                 (10,569,926)             -      (12,250,958)              -
                                                        -------------   ------------     ------------    ------------
     Net increase                                           4,138,316              -        4,366,521               -
                                                        =============   ============     ============    ============

                                                                 INTERNATIONAL
                                                                    VALUE
                                                                    TRUST
                                                         ------------------------------
                                                            YEAR             YEAR
                                                            ENDED            ENDED
                                                          12/31/2002       12/31/2001
                                                         ------------     ------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $  3,567,957     $  2,312,794
Net realized gain (loss) on:
     Investment transactions                              (20,349,911)      (8,906,833)
     Futures contracts                                              -                -
     Foreign currency and forward foreign currency
       contracts                                             (439,667)        (449,239)
Change in unrealized appreciation (depreciation) on:
     Investments                                          (31,587,996)      (8,319,235)
     Futures contracts                                              -                -
     Foreign currency and forward foreign currency
       contracts                                                8,653           (2,353)
                                                         ------------     ------------
Net decrease in net assets resulting from operations      (48,800,964)     (15,364,866)
Distribution to shareholders from:
     Net investment income
           Series I                                        (1,845,865)      (1,789,959)
           Series II                                          (10,182)               -
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -       (2,799,497)
     Net realized long term gains on investments,
       futures, and foreign currency transactions
           Series I                                                 -                -
                                                         ------------     ------------
     Total distributions                                   (1,856,047)      (4,589,456)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares              241,687,921      153,951,470
           Reinvestment of distributions                    1,845,865        4,589,456
           Cost of shares redeemed                       (174,371,556)     (88,867,055)
                                                         ------------     ------------
     Total Series I transactions                           69,162,230       69,673,871

     Series II
           Net proceeds from sales of shares              111,996,689                -
           Reinvestment of distributions                       10,182
           Cost of shares redeemed                        (59,507,157)               -
                                                         ------------     ------------
     Total Series II transactions                          52,499,714                -
Net increase (decrease) in net assets from capital
     share transactions                                   121,661,944       69,673,871
                                                         ------------     ------------
Increase (decrease) in net assets                          71,004,933       49,719,549
Net assets at beginning of period                         208,230,243      158,510,694
                                                         ------------     ------------
Net assets at end of period                              $279,235,176     $208,230,243
                                                         ============     ============

Capital Shares Issued and Redeemed@:
     Series I
          Shares sold                                      24,697,491       14,445,181
          Reinvestment of distributions                       172,350          428,921
          Shares redeemed                                 (18,023,775)      (8,262,631)
                                                         ------------     ------------
     Net increase (decrease)                                6,846,066        6,611,471
                                                         ============     ============

     Series II
          Shares sold                                      12,391,116                -
          Reinvestment of distributions                           952                -
          Shares redeemed                                  (6,538,373)               -
                                                         ------------     ------------
     Net increase                                           5,853,695                -
                                                         ============     ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             CAPITAL                         STRATEGIC
                                                                           APPRECIATION                    OPPORTUNITIES
                                                                              TRUST                            TRUST
                                                                  ----------------------------     -------------------------------
                                                                      YEAR           YEAR             YEAR              YEAR
                                                                      ENDED          ENDED            ENDED             ENDED
                                                                    12/31/2002    12/31/2001         12/31/2002        12/31/2001
                                                                  ------------    ------------     -------------    --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $    (87,148)   $   (54,435)     $  (2,127,017)   $   (1,446,943)
Net realized gain (loss) on:
       Investment transactions                                     (12,629,047)    (4,657,431)      (319,907,029)     (348,512,026)
       Futures contracts                                                     -              -                  -          (871,219)
       Written options contracts                                         5,011              -                  -                 -
       Foreign currency and forward foreign currency contracts               -              -              2,293            25,120
Change in unrealized appreciation (depreciation) on:
       Investments                                                 (12,008,839)       644,764        (57,889,793)      135,591,523
                                                                  ------------    ------------     -------------    --------------
Net decrease in net assets resulting from operations               (24,720,023)    (4,067,102)      (379,921,546)     (215,213,545)
Distribution to shareholders from:
       Net investment income
             Series I                                                        -              -                  -        (6,217,172)
       Net realized short term gains on investments, futures,
          and foreign currency transactions
             Series I                                                        -              -                  -      (182,312,892)
                                                                  ------------    -----------      -------------    --------------
       Total distributions                                                   -              -                  -      (188,530,064)
Capital Shares Transactions@:
       Series I
             Net proceeds from sales of shares                      89,461,624     52,122,731         95,768,060       186,663,946
             Reinvestment of distributions                                   -             -                   -       188,530,064
             Cost of shares redeemed                                (6,253,440)   (13,133,083)      (260,712,860)     (339,842,687)
                                                                  ------------    -----------      -------------    --------------
       Total Series I transactions                                  83,208,184     38,989,648       (164,944,800)       35,351,323
       Series II
             Net proceeds from sales of shares                      24,851,653              -         10,561,435                 -
             Cost of shares redeemed                                  (428,886)             -           (232,596)                -
                                                                  ------------    -----------      -------------    --------------
       Total Series II transactions                                 24,422,767              -         10,328,839                 -
Net increase (decrease) in net assets from capital
       share transactions                                          107,630,951     38,989,648       (154,615,961)       35,351,323
                                                                  ------------    -----------      -------------    --------------
Increase (decrease) in net assets                                   82,910,928     34,922,546       (534,537,507)     (368,392,286)
Net assets at beginning of period                                   40,202,395      5,279,849      1,057,284,946     1,425,677,232
                                                                  ------------    -----------      -------------    --------------
Net assets at end of period                                       $123,113,323    $40,202,395       $522,747,439    $1,057,284,946
                                                                  ============    ===========      =============    ==============
@Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                             12,603,971      5,466,590          9,137,968        12,810,905
            Reinvestment of distributions                                    -              -                  -        13,791,519
            Shares redeemed                                           (928,469)    (1,457,323)       (26,468,005)      (24,281,739)
                                                                  ------------    -----------      -------------    --------------
       Net increase (decrease)                                      11,675,502      4,009,267        (17,330,037)        2,320,685
                                                                  ============    ===========      =============    ==============
       Series II
            Shares sold                                              3,725,904              -          1,213,059                 -
            Shares redeemed                                            (65,565)             -            (25,756)                -
                                                                  ------------    -----------      -------------    --------------
       Net increase                                                  3,660,339              -          1,187,303                 -
                                                                  ============    ===========      =============    ==============

                                                                             QUANTITATIVE
                                                                               MID CAP
                                                                                TRUST
                                                                    -----------------------------
                                                                       YEAR           4/30/2001*
                                                                       ENDED              TO
                                                                     12/31/2002       12/31/2001
                                                                    ------------     ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        $   (62,332)     $    (45,825)
Net realized gain (loss) on:
       Investment transactions                                      (20,817,229)      (24,322,190)
       Futures contracts                                                      -                 -
       Written options contracts                                              -                 -
       Foreign currency and forward foreign currency contracts                -                 -
Change in unrealized appreciation (depreciation) on:
       Investments                                                   (2,930,155)        3,192,793
                                                                    -----------      ------------
Net decrease in net assets resulting from operations                (23,809,716)      (21,175,222)
Distribution to shareholders from:
       Net investment income
             Series I                                                         -                 -
       Net realized short term gains on investments, futures,
          and foreign currency transactions
             Series I                                                         -                 -
                                                                    -----------      ------------
       Total distributions                                                    -                 -
Capital Shares Transactions@:
       Series I
             Net proceeds from sales of shares                       12,086,469       124,777,518
             Reinvestment of distributions                                    -                 -
             Cost of shares redeemed                                 (9,894,067)       (4,056,558)
                                                                    -----------      ------------
       Total Series I transactions                                    2,192,402       120,720,960
       Series II
             Net proceeds from sales of shares                        2,405,861                 -
             Cost of shares redeemed                                    (73,029)                -
                                                                    -----------      ------------
       Total Series II transactions                                   2,332,832                 -
Net increase (decrease) in net assets from capital
       share transactions                                             4,525,234       120,720,960
                                                                    -----------      ------------
Increase (decrease) in net assets                                   (19,284,482)       99,545,738
Net assets at beginning of period                                    99,545,738                 -
                                                                    -----------      ------------
Net assets at end of period                                         $80,261,256        99,545,738
                                                                    ===========      ============
@Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                               1,288,548        10,141,082
            Reinvestment of distributions                                     -                 -
            Shares redeemed                                          (1,160,826)         (378,753)
                                                                    -----------      ------------
       Net increase (decrease)                                          127,722         9,762,329
                                                                    ===========      ============
       Series II
            Shares sold                                                 288,636                 -
            Shares redeemed                                              (8,557)                -
                                                                    -----------      ------------
       Net increase                                                     280,079                 -
                                                                    ===========      ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              GLOBAL EQUITY                    STRATEGIC GROWTH
                                                                                 TRUST                               TRUST
                                                                     ------------------------------      ---------------------------
                                                                         YEAR            YEAR              YEAR         4/30/2001*
                                                                         ENDED           ENDED             ENDED             TO
                                                                      12/31/2002      12/31/2001         12/31/2002      12/31/2001
                                                                     -------------   -------------      ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                         $  3,199,303    $  4,871,308      $   (240,731)    $   (73,486)
Net realized gain (loss) on:
        Investment transactions                                       (78,658,784)    (37,576,105)      (18,319,336)     (5,627,819)
        Futures contracts                                                       -               -                 -               -
        Written options contracts                                          37,675               -                 -               -
        Foreign currency and forward foreign currency                     291,104       1,257,454             1,385            (381)
Change in unrealized appreciation (depreciation) on:
        Investments                                                   (20,577,620)    (78,976,365)      (18,780,468)      1,980,219
        Futures contracts                                                       -               -                 -               -
        contracts                                                         (49,892)       (166,982)               98             104
                                                                     ------------    ------------      ------------     -----------
Net decrease in net assets resulting from operations                  (95,758,214)   (110,590,690)      (37,339,052)     (3,721,363)
Distribution to shareholders from:
        Net investment income
              Series I                                                 (6,110,807)    (14,822,943)                -               -
              Series II                                                      (771)              -                 -               -
        Net realized short term gains on investments, futures, and foreign currency transactions
              Series I                                                          -     (10,191,405)                -               -
        Net realized long term gains on investments, futures, and
          foreign currency transactions
              Series I                                                          -     (78,780,951)                -               -
                                                                     ------------    ------------      ------------     -----------
        Total distributions                                            (6,111,578)   (103,795,299)                -               -
Capital Shares Transactions@:
        Series I
              Net proceeds from sales of shares                       205,957,908     157,405,287       101,310,270     100,742,822
              Reinvestment of distributions                             6,110,807     103,795,299                 -               -
              Cost of shares redeemed                                (291,017,530)   (244,206,976)      (24,014,298)     (5,628,773)
                                                                     ------------    ------------      ------------     -----------
        Total Series I transactions                                   (78,948,815)     16,993,610        77,295,972      95,114,049
                                                                     ------------    ------------      ------------     -----------
        Series II
              Net proceeds from sales of shares                        17,946,790               -        26,219,379               -
              Reinvestment of distributions                                   771               -                 -               -
              Cost of shares redeemed                                  (9,033,747)              -           (45,598)              -
                                                                     ------------    ------------      ------------     -----------
        Total Series II transactions                                    8,913,814               -        26,173,781               -
Net increase (decrease) in net assets from capital
        share transactions                                            (70,035,001)     16,993,610       103,469,753      95,114,049
                                                                     ------------    ------------      ------------     -----------
Increase (decrease) in net assets                                    (171,904,793)   (197,392,379)       66,130,701      91,392,686
Net assets at beginning of period                                     528,026,855     725,419,234        91,392,686               -
                                                                     ------------    ------------      ------------     -----------
Net assets at end of period                                          $356,122,062    $528,026,855      $157,523,387     $91,392,686
                                                                     ============    ============      ============     ===========
@Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                               17,755,927      10,934,469        11,306,122       8,842,577
             Reinvestment of distributions                                479,279       7,085,003                 -               -
             Shares redeemed                                          (25,412,753)    (16,646,926)       (2,951,465)       (548,453)
                                                                     ------------    ------------      ------------     -----------
        Net increase (decrease)                                        (7,177,547)      1,372,546         8,354,657       8,294,124
                                                                     ============    ============      ============     ===========
        Series II
             Shares sold                                                1,674,457               -         3,212,934               -
             Reinvestment of distributions                                     60               -                 -               -
             Shares redeemed                                             (856,018)              -            (5,687)              -
                                                                     ------------    ------------      ------------     -----------
        Net increase                                                      818,499               -         3,207,247               -
                                                                     ============    ============      ============     ===========

                                                                                ALL CAP CORE TRUST
                                                                                (FORMERLY GROWTH
                                                                                    TRUST)
                                                                         ----------------------------
                                                                             YEAR           YEAR
                                                                             ENDED          ENDED
                                                                          12/31/2002      12/31/2001
                                                                         ------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                             $   (784,074)   $ (2,178,657)
Net realized gain (loss) on:
        Investment transactions                                          (149,517,568)   (183,700,852)
        Futures contracts                                                     916,882               -
        Written options contracts                                                   -               -
        Foreign currency and forward foreign currency contracts                     4           1,203
Change in unrealized appreciation (depreciation) on:
        Investments                                                        30,157,672      44,704,221
        Futures contracts                                                    (277,869)              -
        contracts                                                                  18          (1,547)
                                                                         ------------    ------------
Net decrease in net assets resulting from operations                     (119,504,935)   (141,175,632)
Distribution to shareholders from:
        Net investment income
              Series I                                                              -               -
              Series II                                                             -               -
        Net realized short term gains on investments, futures, and foreign currency transactions
              Series I                                                              -               -
        Net realized long term gains on investments, futures, and
          foreign currency transactions
              Series I                                                              -               -
                                                                         ------------    ------------
        Total distributions                                                         -               -
Capital Shares Transactions@:
        Series I
              Net proceeds from sales of shares                            85,681,279     150,589,562
              Reinvestment of distributions                                         -               -
              Cost of shares redeemed                                    (217,033,764)   (152,085,231)
                                                                         ------------    ------------
        Total Series I transactions                                      (131,352,485)     (1,495,669)

        Series II
              Net proceeds from sales of shares                            18,980,299               -
              Reinvestment of distributions                                         -               -
              Cost of shares redeemed                                     (14,866,776)              -
                                                                         ------------    ------------
        Total Series II transactions                                        4,113,523               -
Net increase (decrease) in net assets from capital
        share transactions                                               (127,238,962)     (1,495,669)
                                                                         ------------    ------------
Increase (decrease) in net assets                                        (246,743,897)   (142,671,301)
Net assets at beginning of period                                         494,523,196     637,194,497
                                                                         ------------    ------------
Net assets at end of period                                              $247,779,299    $494,523,196
                                                                         ============    ============
@Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                                    7,440,732      10,074,877
             Reinvestment of distributions                                          -               -
             Shares redeemed                                              (19,545,109)    (10,551,629)
                                                                         ------------    ------------
        Net increase (decrease)                                           (12,104,377)       (476,752)
                                                                         ============    ============
        Series II
             Shares sold                                                    1,787,749               -
             Reinvestment of distributions                                          -               -
             Shares redeemed                                               (1,375,858)              -
                                                                         ------------    ------------
        Net increase                                                          411,891               -
                                                                         ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LARGE CAP
                                                                    GROWTH                              ALL CAP VALUE
                                                                     TRUST                                  TRUST
                                                         ---------------------------------    --------------------------------
                                                            YEAR               YEAR              YEAR              4/30/2001*
                                                            ENDED              ENDED             ENDED                 TO
                                                         12/31/2002          12/31/2001        12/31/2002          12/31/2001
                                                         -------------    ----------------    -------------        -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $   1,195,877    $      1,491,485    $      46,097        $     4,460
Net realized gain (loss) on:
        Investment transactions                           (101,396,423)       (111,377,029)      (2,119,493)          (308,445)
        Foreign currency and forward foreign
           currency contracts                                   10,995               1,167                -                 (6)
Change in unrealized appreciation (depreciation) on:
        Investments                                        (21,541,306)          8,561,420       (9,560,507)           861,766
        Foreign currency and forward foreign
           currency contracts                                    1,355                  30                -                  -
                                                         -------------    ----------------    -------------        -----------
Net increase (decrease) in net assets resulting
           from operations                                (121,729,502)       (101,322,927)     (11,633,903)           557,775
Distribution to shareholders from:
        Net investment income
              Series I                                      (1,466,869)                  -             (843)            (3,613)
              Series II                                           (574)                  -               (2)                 -
        Net realized short term gains on
          investments, futures, and foreign
              currency transactions
              Series I                                               -          (1,595,308)               -                  -
        Net realized long term gains on
          investments, futures, and foreign
              currency transactions
              Series I                                               -         (19,079,750)               -                  -
                                                         -------------    ----------------    -------------        -----------
        Total distributions                                 (1,467,443)        (20,675,058)            (845)            (3,613)
Capital Shares Transactions@:
        Series I
              Net proceeds from sales of shares            109,387,325         192,902,861       34,760,402         24,163,222
              Reinvestment of distributions                  1,466,869          20,675,058              843              3,613
              Cost of shares redeemed                      114,678,857)       (137,223,484)     (12,047,966)        (3,844,475)
                                                         -------------    ----------------    -------------        -----------
        Total Series I transactions                         (3,824,663)         76,354,435       22,713,279         20,322,360

        Series II
              Net proceeds from sales of shares             34,290,234                   -        7,697,273                  -
              Reinvestment of distributions                        574                   -                2                  -
              Cost of shares redeemed                       (1,056,960)                  -         (211,180)                 -
                                                         -------------    ----------------    -------------        -----------
        Total Series II transactions                        33,233,848                   -        7,486,095                  -
Net increase in net assets from capital
        share transactions                                  29,409,185          76,354,435       30,199,374         20,322,360
                                                         -------------    ----------------    -------------        -----------
Increase (decrease) in net assets                          (93,787,760)        (45,643,550)      18,564,626         20,876,522
Net assets at beginning of period                          496,049,170         541,692,720       20,876,522                  -
                                                         -------------    ----------------    -------------        -----------
Net assets at end of period                              $ 402,261,410    $    496,049,170    $  39,441,148        $20,876,522
                                                         =============    ================    =============        ===========

@Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                    12,013,359          17,864,579        3,141,243          1,972,647
             Reinvestment of distributions                     152,958           1,991,817               70                288
             Shares redeemed                               (13,584,739)        (12,758,176)      (1,252,298)          (317,954)
                                                         -------------    ----------------    -------------        -----------
        Net increase (decrease)                             (1,418,422)          7,098,220        1,889,015          1,654,981
                                                         =============    ================    =============        ===========
        Series II
             Shares sold                                     4,280,434                   -          816,442                  -
             Reinvestment of distributions                          60                   -              -(dagger)            -
             Shares redeemed                                  (133,912)                  -          (24,307)                 -
                                                         -------------    ----------------    -------------        -----------
        Net increase                                         4,146,582                   -          792,135                  -
                                                         =============    ================    =============        ===========

                                                                                  CAPITAL
                                                                               OPPORTUNITIES
                                                                                   TRUST
                                                                       -----------------------------
                                                                           YEAR         4/30/2001*
                                                                           ENDED            TO
                                                                        12/31/2002      12/31/2001
                                                                       -------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                           $      15,689    $    (31,446)
Net realized gain (loss) on:
        Investment transactions                                           (9,456,696)     (2,228,205)
        Foreign currency and forward foreign currency contracts                 (616)           (607)
Change in unrealized appreciation (depreciation) on:
        Investments                                                       (3,752,244)      1,391,164
        Foreign currency and forward foreign currency contracts                   14             (14)
                                                                       -------------    ------------
Net increase (decrease) in net assets resulting from operations          (13,193,853)       (869,108)
Distribution to shareholders from:
        Net investment income
              Series I                                                             -               -
              Series II                                                            -               -
        Net realized short term gains on investments, futures,
          and foreign currency transactions
              Series I                                                             -               -
        Net realized long term gains on investments, futures,
          and foreign currency transactions
              Series I                                                             -               -
        Total distributions                                                        -               -
Capital Shares Transactions@:
        Series I
                                                                       -------------    ------------
              Net proceeds from sales of shares                           20,221,645      34,382,412
              Reinvestment of distributions                                        -               -
              Cost of shares redeemed                                     (6,563,912)        (85,713)
                                                                       -------------    ------------
        Total Series I transactions                                       13,657,733      34,296,699

        Series II
              Net proceeds from sales of shares                            6,241,849               -
              Reinvestment of distributions                                        -               -
              Cost of shares redeemed                                        (75,645)              -
                                                                       -------------    ------------
        Total Series II transactions                                       6,166,204               -
Net increase in net assets from capital
        share transactions                                                19,823,937      34,296,699
                                                                       -------------    ------------
Increase (decrease) in net assets                                          6,630,084      33,427,591
Net assets at beginning of period                                         33,427,591               -
                                                                       -------------    ------------
Net assets at end of period                                            $  40,057,675    $ 33,427,591
                                                                       =============    ============

@Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                                   2,067,410       3,132,752
             Reinvestment of distributions                                         -               -
             Shares redeemed                                                (806,809)         (8,196)
                                                                       -------------    ------------
        Net increase (decrease)                                            1,260,601       3,124,556
                                                                       =============    ============
        Series II
             Shares sold                                                     768,574               -
             Reinvestment of distributions                                         -               -
             Shares redeemed                                                  (9,534)              -
                                                                       -------------    ------------
        Net increase                                                         759,040               -
                                                                       =============    ============

   *     Commencement of operations

(daggar) Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              QUANTITATIVE                            BLUE CHIP
                                                                EQUITY                                 GROWTH
                                                                 TRUST                                  TRUST
                                                  ----------------------------------    ------------------------------------

                                                       YEAR               YEAR                 YEAR               YEAR
                                                       ENDED             ENDED                 ENDED              ENDED
                                                    12/31/2002         12/31/2001           12/31/2002          12/31/2001
                                                  ----------------   ---------------    ----------------     ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                        $    1,699,756     $   1,077,631      $      679,264     $       (31,147)
Net realized gain (loss) on:
    Investment transactions                            (78,405,216)     (130,908,913)        (97,420,643)        (70,097,243)
    Foreign currency and forward
       foreign currency contracts                                -                 -             (21,033)             (5,932)
Change in unrealized appreciation
    (depreciation) on:
    Investments                                        (42,523,220)       (8,259,196)       (299,335,543)       (230,852,159)
    Foreign currency and forward
       foreign currency contracts                                -                 -                   -                   -
                                                    --------------     -------------      --------------     ---------------
Net decrease in net assets resulting
    from operations                                   (119,228,680)     (138,090,478)       (396,097,955)       (300,986,481)
Distribution to shareholders from:
    Net investment income
          Series I                                      (1,077,319)       (1,523,499)                  -                   -
          Series II                                           (312)                -                   -                   -
    Net realized short term gains on
       investments, futures, and foreign
       currency transactions
          Series I                                               -       (56,520,330)                  -                   -
    Net realized long term gains on
    investments, futures, and foreign
     currency transactions
          Series I                                               -       (22,252,930)                  -        (132,653,982)
                                                    --------------     -------------      --------------     ---------------
Total distributions                                     (1,077,631)      (80,296,759)                  -        (132,653,982)
Capital Shares Transactions@:
    Series I
          Net proceeds from sales of shares             48,658,659       111,881,250         102,059,564         206,429,570
          Reinvestment of distributions                  1,077,319        80,296,759              -              132,653,982
          Cost of shares redeemed                     (128,922,344)     (138,600,864)       (248,553,822)       (271,287,887)
                                                    --------------     -------------      --------------     ---------------
    Total Series I transactions                        (79,186,366)       53,577,145        (146,494,258)         67,795,665
    Series II
          Net proceeds from sales of shares             10,977,852                 -          63,952,070                   -
          Reinvestment of distributions                        312                 -                   -                   -
          Cost of shares redeemed                       (3,968,754)                -            (403,255)                  -
                                                    --------------     -------------      --------------     ---------------
    Total Series II transactions                         7,009,410                 -          63,548,815                   -
Net increase (decrease) in net assets
    from capital share transactions                    (72,176,956)       53,577,145         (82,945,443)         67,795,665
                                                    --------------     -------------      --------------     ---------------
Increase (decrease) in net assets                     (192,483,267)     (164,810,092)       (479,043,398)       (365,844,798)
Net assets at beginning of period                      448,002,488       612,812,580       1,633,193,787       1,999,038,585
                                                    --------------     -------------      --------------     ---------------
Net assets at end of period                         $  255,519,221     $ 448,002,488      $1,154,150,389     $ 1,633,193,787
                                                    ==============     =============      ==============     ===============

@Capital Shares Issued and Redeemed:
    Series I
         Shares sold                                     3,412,190         5,511,209           7,368,083          12,063,353
         Reinvestment of distributions                      66,093         4,241,773                   -           8,558,321
         Shares redeemed                                (9,452,519)       (7,039,794)        (19,403,977)        (16,769,591)
                                                    --------------     -------------      --------------     ---------------
    Net increase (decrease)                             (5,974,236)        2,713,188         (12,035,894)          3,852,083
                                                    ==============     =============      ==============     ===============
    Series II
         Shares sold                                       854,245                 -           5,154,561                   -
         Reinvestment of distributions                          19                 -                   -                   -
         Shares redeemed                                  (305,878)                -             (32,776)                  -
                                                    --------------     -------------      --------------     ---------------
    Net increase (decrease)                                548,386                 -           5,121,785                   -
                                                    ==============     =============      ==============     ===============


                                                                   UTILITIES
                                                                     TRUST
                                                  -------------------------------------------

                                                        YEAR                    4/30/2001*
                                                        ENDED                       TO
                                                     12/31/2002                 12/31/2001
                                                  -----------------           ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                        $       435,140             $      89,035
Net realized gain (loss) on:
    Investment transactions                              (6,210,190)               (2,440,628)
    Foreign currency and forward
       foreign currency contracts                                77                      (922)
Change in unrealized appreciation
    (depreciation) on:
    Investments                                             102,536                  (856,621)
    Foreign currency and forward
       foreign currency contracts                                (1)                       47
                                                    ---------------             -------------
Net decrease in net assets resulting
    from operations                                      (5,672,438)               (3,209,089)
Distribution to shareholders from :
    Net investment income
          Series I                                           (1,029)                  (87,620)
          Series II                                              (4)                        -
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions
          Series I                                                -                         -
    Net realized long term gains on
    investments, futures, and foreign
     currency transactions
          Series I                                                -                         -
                                                    ---------------             -------------
Total distributions                                          (1,033)                  (87,620)
Capital Shares Transactions@:
    Series I
          Net proceeds from sales of shares              13,402,339                22,375,048
          Reinvestment of distributions                       1,029                    87,620
          Cost of shares redeemed                        (5,268,847)                 (906,067)
                                                    ---------------             -------------
    Total Series I transactions                           8,134,521                21,556,601
    Series II
          Net proceeds from sales of shares               6,527,895                         -
          Reinvestment of distributions                           4                         -
          Cost of shares redeemed                          (101,782)                        -
                                                    ---------------             -------------
    Total Series II transactions                          6,426,117                         -

Net increase (decrease) in net assets
    from capital share transactions                      14,560,638                21,556,601
                                                    ---------------             -------------
Increase (decrease) in net assets                         8,887,167                18,259,892
Net assets at beginning of period                        18,259,892                         -
                                                    ---------------             -------------
Net assets at end of period                         $    27,147,059             $  18,259,892
                                                    ===============             =============

@Capital Shares Issued and Redeemed:
    Series I
         Shares sold                                      1,654,526                 2,041,176
         Reinvestment of distributions                          119                     9,462
         Shares redeemed                                   (722,561)                  (85,761)
                                                  -----------------           ---------------
    Net increase (decrease)                                 932,084                 1,964,877
                                                  =================           ===============
    Series II
         Shares sold                                        936,092                         -
         Reinvestment of distributions                            - (dagger)                -
         Shares redeemed                                    (15,342)                        -
                                                   -----------------          ---------------
    Net increase (decrease)                                 920,750                         -
                                                   =================          ===============

   *     Commencement of operations

(dagger) Rounds to less than 1 share.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    REAL ESTATE                    SMALL COMPANY
                                                                     SECURITIES                        VALUE
                                                                       TRUST                           TRUST
                                                           ----------------------------     -----------------------------
                                                               YEAR            YEAR             YEAR             YEAR
                                                               ENDED           ENDED            ENDED            ENDED
                                                            12/31/2002      12/31/2001       12/31/2002       12/31/2001
                                                           -------------   ------------     ------------     ------------
Increase (decrease) in net assets:
Operations:
Net investment income                                      $ 15,617,212    $ 10,979,206     $  2,073,409     $  1,073,773
Net realized gain (loss) on:
     Investment transactions                                 (5,249,849)     18,144,221          402,951       14,270,461
     Futures contracts                                                -               -         (321,749)          (3,144)
Change in unrealized appreciation
   (depreciation) on:
     Investments                                             (9,128,919)    (22,629,568)     (36,418,398)      (3,627,303)
                                                           ------------    ------------     ------------     ------------
Net increase (decrease) in net
    assets resulting from operation                           1,238,444       6,493,859      (34,263,787)      11,713,787
Distribution to shareholders from:
     Net investment income
           Series I                                          (8,221,598)     (8,304,834)        (895,479)        (247,360)
           Series II                                            (16,358)              -           (1,618)               -
     Net realized long term gains on
       investments, futures, and foreign
       currency transactions                                                          -
           Series I                                                   -               -       (1,225,938)               -
           Series II                                                  -               -           (2,216)               -
                                                           ------------    ------------     ------------     ------------
     Total distributions                                     (8,237,956)     (8,304,834)      (2,125,251)        (247,360)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares                132,094,233     118,301,794      236,665,472      158,818,319
           Reinvestment of distributions                      8,221,598       8,304,834        2,121,417          247,360
           Cost of shares redeemed                          (51,566,669)   (161,517,778)    (110,920,391)     (73,468,484)
                                                           ------------    ------------     ------------     ------------
     Total Series I transactions                             88,749,162     (34,911,150)     127,866,498       85,597,195
     Series II
           Net proceeds from sales of shares                 52,666,454               -       59,076,702                -
           Reinvestment of distributions                         16,358               -            3,834                -
           Cost of shares redeemed                           (3,533,107)              -       (7,422,698)               -
                                                           ------------    ------------     ------------     ------------
     Total Series II transactions                            49,149,705               -       51,657,838                -
Net increase (decrease) in net assets from capital
     share transactions                                     137,898,867     (34,911,150)     179,524,336       85,597,195
                                                           ------------    ------------     ------------     ------------
Increase (decrease) in net assets                           130,899,355     (36,722,125)     143,135,298       97,063,622
Net assets at beginning of period                           220,919,254     257,641,379      213,045,636      115,982,014
                                                           ------------    ------------     ------------     ------------
Net assets at end of period                                $351,818,609    $220,919,254     $356,180,934     $213,045,636
                                                           ============    ============     ============     ============
@Capital Shares Issued and Redeemed:
     Series I
           Shares sold                                        8,231,649       7,745,194       16,413,802       12,117,503
           Reinvestment of distributions                        487,639         577,125          139,201           19,757
           Shares redeemed                                   (3,329,430)    (10,633,885)      (8,327,561)      (5,637,627)
                                                           ------------    -------------    ------------     ------------
     Net increase (decrease)                                  5,389,858      (2,311,566)       8,225,442        6,499,633
                                                           ============    ============     ============     ============
     Series II
           Shares sold                                        3,373,332               -        4,426,530                -
           Reinvestment of distributions                            971               -              252                -
           Shares redeemed                                     (214,857)              -         (483,545)               -
                                                           ------------    ------------     ------------     ------------
     Net increase                                             3,159,446               -        3,943,237                -
                                                           ============    ============     ============     ============

                                                                 MID CAP VALUE
                                                                     TRUST
                                                          ----------------------------
                                                              YEAR         4/30/2001*
                                                              ENDED            TO
                                                           12/31/2002      12/31/2001
                                                          ------------     -----------
Increase (decrease) in net assets:
Operations:
Net investment income                                     $  1,676,284     $   181,135
Net realized gain (loss) on:
     Investment transactions                                (3,782,104)       (470,630)
     Futures contracts                                               -               -
Change in unrealized appreciation
   (depreciation) on:
     Investments                                           (22,066,022)      3,882,505
                                                          ------------     -----------
Net increase (decrease) in net
    assets resulting from operation                        (24,171,842)      3,593,010
Distribution to shareholders from:
     Net investment income
           Series I                                                  -        (177,922)
           Series II                                                 -               -
     Net realized long term gains on
       investments, futures, and foreign
       currency transactions
           Series I                                                  -               -
           Series II                                                 -               -
                                                          ------------     -----------
     Total distributions                                             -        (177,922)
Capital Shares Transactions@:
     Series I
           Net proceeds from sales of shares               238,278,902      79,588,919
           Reinvestment of distributions                             -         177,922
           Cost of shares redeemed                         (26,474,658)     (2,444,741)
                                                          ------------     -----------
     Total Series I transactions                           211,804,244      77,322,100
     Series II
           Net proceeds from sales of shares                72,381,671               -
           Reinvestment of distributions                             -               -
           Cost of shares redeemed                            (310,974)              -
                                                          ------------     -----------
     Total Series II transactions                           72,070,697               -
Net increase (decrease) in net assets from capital
     share transactions                                    283,874,941      77,322,100
                                                          ------------     -----------
Increase (decrease) in net assets                          259,703,099      80,737,188
Net assets at beginning of period                           80,737,188               -
                                                          ------------     -----------
Net assets at end of period                               $340,440,287     $80,737,188
                                                          ============     ===========
@Capital Shares Issued and Redeemed :
     Series I
           Shares sold                                      19,011,712       6,372,439
           Reinvestment of distributions                             -          13,655
           Shares redeemed                                  (2,250,066)       (203,440)
                                                          ------------     -----------
     Net increase (decrease)                                16,761,646       6,182,654
                                                          ============     ===========
     Series II
           Shares sold                                       6,080,598               -
           Reinvestment of distributions                             -               -
           Shares redeemed                                     (24,680)              -
                                                          ------------     -----------
     Net increase                                            6,055,918               -
                                                          ============     ===========

* Commencement of operations

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                               VALUE                         EQUITY INDEX
                                                                               TRUST                            TRUST
                                                                 ------------------------------    ------------------------------
                                                                       YEAR             YEAR            YEAR             YEAR
                                                                      ENDED            ENDED           ENDED            ENDED
                                                                   12/31/2002       12/31/2001      12/31/2002        12/31/2001
                                                                 -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                            $   3,123,000    $   2,730,137    $   1,086,152    $   1,020,258
Net realized gain (loss) on:
     Investment transactions                                       (24,782,673)       3,924,741       (3,590,476)        (158,997)
     Futures contracts                                                       -                -         (583,402)        (302,844)
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (66,761,363)      (2,769,433)     (20,298,513)     (15,065,974)
     Futures contracts                                                       -                -          (38,098)           5,842
                                                                 -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
operations                                                         (88,421,036)       3,885,445      (23,424,337)     (14,501,715)
Distribution to shareholders from:
     Net investment income
           Series I                                                 (2,727,882)      (1,564,997)      (1,019,444)      (1,085,568)
           Series II                                                    (2,255)               -                -                -
     Net realized short term gains on investments, futures,
     and foreign currency transactions
           Series I                                                          -       (1,415,761)               -          (11,933)
     Net realized long term gains on investments, futures,
     and foreign currency transactions
           Series I                                                 (4,304,078)      (5,141,047)               -       (1,646,150)
           Series II                                                    (3,557)               -                -                -
                                                                 -------------    -------------    -------------    -------------
     Total distributions                                            (7,037,772)      (8,121,805)      (1,019,444)      (2,743,651)
Capital Shares Transactions@ :
     Series I
           Net proceeds from sales of shares                        72,117,043      225,625,200       19,031,991       16,320,530
           Reinvestment of distributions                             7,031,960        8,121,805        1,019,444        2,743,651
           Cost of shares redeemed                                (106,050,315)     (58,729,028)     (25,532,822)     (12,965,466)
                                                                 -------------    -------------    -------------    -------------
     Total Series I transactions                                   (26,901,312)     175,017,977       (5,481,387)       6,098,715

     Series II
           Net proceeds from sales of shares                        17,919,362                -                -                -
           Reinvestment of distributions                                 5,812                -                -                -
           Cost of shares redeemed                                  (5,748,212)               -                -                -
                                                                 -------------    -------------    -------------    -------------
     Total Series II transactions                                   12,176,962                -                -                -
Net increase (decrease) in net assets from capital
     share transactions                                            (14,724,350)     175,017,977       (5,481,387)       6,098,715
                                                                 -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                 (110,183,158)     170,781,617      (29,925,168)     (11,146,651)
Net assets at beginning of period                                  360,027,066      189,245,449      103,007,464      114,154,115
                                                                 -------------    -------------    -------------    -------------
Net assets at end of period                                      $ 249,843,908    $ 360,027,066    $  73,082,296      103,007,464
                                                                 =============    =============    =============    =============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                4,796,755       13,555,272        1,566,660        1,104,630
          Reinvestment of distributions                                418,320          501,966           75,291          193,761
          Shares redeemed                                           (7,977,468)      (3,686,537)      (2,210,740)        (900,623)
                                                                 -------------    -------------    -------------    -------------
     Net increase (decrease)                                        (2,762,393)      10,370,701         (568,789)         397,768
                                                                 =============    =============    =============    =============

     Series II
          Shares sold                                                1,365,931                -                -                -
          Reinvestment of distributions                                    346                -                -                -
          Shares redeemed                                             (446,949)               -                -                -
                                                                 -------------    -------------    -------------    -------------
     Net increase                                                      919,328                -                -                -
                                                                 =============    =============    =============    =============

                                                                           TACTICAL
                                                                          ALLOCATION
                                                                            TRUST
                                                               ----------------------------------
                                                                    YEAR             YEAR
                                                                    ENDED            ENDED
                                                                 12/31/2002       12/31/2001
                                                               ---------------  ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                                           $     317,752    $      68,006
Net realized gain (loss) on:
     Investment transactions                                       (6,972,106)      (4,315,065)
     Futures contracts                                                      -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                                  (13,323,547)      (4,722,337)
     Futures contracts                                                      -                -
                                                                -------------    -------------
Net increase (decrease) in net assets resulting from
operations                                                        (19,977,901)      (8,969,396)
Distribution to shareholders from:
     Net investment income
           Series I                                                    (1,617)         (66,640)
           Series II                                                        -                -
     Net realized short term gains on investments, futures,
     and foreign currency transactions
           Series I                                                         -         (418,743)
     Net realized long term gains on investments, futures,
     and foreign currency transactions
           Series I                                                         -                -
           Series II                                                        -                -
                                                                -------------    -------------
     Total distributions                                               (1,617)        (485,383)
Capital Shares Transactions@ :
     Series I
           Net proceeds from sales of shares                       18,774,809       53,607,078
           Reinvestment of distributions                                1,617          485,383
           Cost of shares redeemed                                (15,245,615)     (14,186,683)
                                                                -------------    -------------
     Total Series I transactions                                    3,530,811       39,905,778

     Series II
           Net proceeds from sales of shares                        5,623,231                -
           Reinvestment of distributions                                    -                -
           Cost of shares redeemed                                   (117,085)               -
                                                                -------------    -------------
     Total Series II transactions                                   5,506,146                -
Net increase (decrease) in net assets from capital
     share transactions                                             9,036,957       39,905,778
                                                                -------------    -------------
Increase (decrease) in net assets                                 (10,942,561)      30,450,999
Net assets at beginning of period                                  73,714,363       43,263,364
                                                                -------------    -------------
Net assets at end of period                                     $  62,771,802    $  73,714,363
                                                                =============    =============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               1,997,917        4,967,051
          Reinvestment of distributions                                   165           47,922
          Shares redeemed                                          (1,897,581)      (1,380,394)
                                                                -------------    -------------
     Net increase (decrease)                                          100,501        3,634,579
                                                                =============    =============

     Series II
          Shares sold                                                 711,353                -
          Reinvestment of distributions                                     -                -
          Shares redeemed                                             (15,079)               -
                                                                -------------    -------------
     Net increase                                                     696,274                -
                                                                =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FUNDAMENTAL
                                                                     VALUE                       GROWTH & INCOME
                                                                     TRUST                            TRUST
                                                         -----------------------------   --------------------------------
                                                              YEAR         4/30/2001*           YEAR             YEAR
                                                              ENDED            TO               ENDED            ENDED
                                                           12/31/2002      12/31/2001        12/31/2002       12/31/2001
                                                         -------------   -------------   ---------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $  1,280,206    $    155,669    $   15,127,333    $   12,307,222
Net realized gain (loss) on:
     Investment transactions                               (5,226,518)       (270,275)      (90,048,302)       74,262,640
     Foreign currency and forward foreign currency               (435)             (5)                -                 -
Change in unrealized appreciation (depreciation) on:
     Investments                                          (28,159,328)        928,953      (490,938,527)     (416,319,255)
     contracts                                                      -               -                 -                 -
                                                         ------------    ------------    --------------    --------------
Net increase (decrease) in net assets resulting from
operations                                                (32,106,075)        814,342      (565,859,496)     (329,749,393)
Distribution to shareholders from:
     Net investment income
           Series I                                          (152,224)              -       (12,303,552)      (10,407,561)
           Series II                                             (556)              -            (3,670)                -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                 -               -                 -                 -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                 -               -       (74,913,696)     (130,574,062)
           Series II                                                -               -           (22,349)                -
                                                         ------------    ------------    --------------    --------------
     Total distributions                                     (152,780)              -       (87,243,267)     (140,981,623)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares              205,192,599     111,719,341        65,616,571        85,933,060
           Reinvestment of distributions                      152,224               -        87,217,248       140,981,623
           Cost of shares redeemed                        (16,778,417)       (943,747)     (452,578,077)     (282,803,088)
                                                         ------------    ------------    --------------    --------------
     Total Series I transactions                          188,566,406     110,775,594      (299,744,258)      (55,888,405)

     Series II
           Net proceeds from sales of shares               66,549,754               -        50,841,320                 -
           Reinvestment of distributions                          556               -            26,019                 -
           Cost of shares redeemed                            (24,366)              -        (9,937,921)                -
                                                         ------------    ------------    --------------    --------------
     Total Series II transactions                          66,525,944               -        40,929,418                 -
Net increase (decrease) in net assets from
     capital share transactions                           255,092,350     110,775,594      (258,814,840)      (55,888,405)
                                                         ------------    ------------    --------------    --------------
Increase (decrease) in net assets                         222,833,495     111,589,936      (911,917,603)     (526,619,421)
Net assets at beginning of period                         111,589,936               -     2,387,718,232     2,914,337,653
                                                         ------------    ------------    --------------    --------------
Net assets at end of period                              $334,423,431    $111,589,936    $1,475,800,629    $2,387,718,232
                                                         ============    ============    ==============    ==============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      19,560,519       9,599,115         3,082,011         3,397,492
          Reinvestment of distributions                        13,089               -         3,955,431         5,818,474
          Shares redeemed                                  (1,685,008)        (81,910)      (24,351,134)      (11,497,378)
                                                         ------------    ------------    --------------    --------------
     Net increase (decrease)                               17,888,600       9,517,205       (17,313,692)       (2,281,412)
                                                         ============    ============    ==============    ==============

     Series II
          Shares sold                                       6,642,349               -         2,809,153                 -
          Reinvestment of distributions                            48               -             1,181                 -
          Shares redeemed                                      (2,351)              -          (539,477)                -
                                                         ------------    ------------    --------------    --------------
     Net increase                                           6,640,046               -         2,270,857                 -
                                                         ============    ============    ==============    ==============

                                                              U.S. LARGE CAP VALUE
                                                                     TRUST
                                                         -----------------------------
                                                              YEAR            YEAR
                                                              ENDED           ENDED
                                                           12/31/2002      12/31/2001
                                                         -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $  2,176,699    $  1,472,323
Net realized gain (loss) on:
     Investment transactions                              (49,977,233)     (4,419,433)
     Foreign currency and forward foreign currency                (15)            (14)
Change in unrealized appreciation (depreciation) on:
     Investments                                          (98,616,719)     (2,865,924)
     contracts                                                      -            (162)
                                                         ------------    ------------
Net increase (decrease) in net assets resulting from
operations                                               (146,417,268)     (5,813,210)
Distribution to shareholders from:
     Net investment income
           Series I                                        (1,470,095)     (1,729,790)
           Series II                                           (2,214)              -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                 -      (1,904,287)
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                 -      (1,477,297)
           Series II                                                -               -
                                                         ------------    ------------
     Total distributions                                   (1,472,309)     (5,111,374)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares              212,495,407     205,544,501
           Reinvestment of distributions                    1,470,095       5,111,374
           Cost of shares redeemed                       (202,591,933)   (116,504,676)
                                                         ------------    ------------
     Total Series I transactions                           11,373,569      94,151,199

     Series II
           Net proceeds from sales of shares               70,257,236               -
           Reinvestment of distributions                        2,214               -
           Cost of shares redeemed                        (10,829,841)              -
                                                         ------------    ------------
     Total Series II transactions                          59,429,609               -
Net increase (decrease) in net assets from
     capital share transactions                            70,803,178      94,151,199
                                                         ------------    ------------
Increase (decrease) in net assets                         (77,086,399)     83,226,615
Net assets at beginning of period                         518,621,427     435,394,812
                                                         ------------    ------------
Net assets at end of period                              $441,535,028    $518,621,427
                                                         ============    ============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      19,884,248      16,511,788
          Reinvestment of distributions                       118,748         424,533
          Shares redeemed                                 (20,531,460)     (9,061,394)
                                                         ------------    ------------
     Net increase (decrease)                                 (528,464)      7,874,927
                                                         ============    ============

     Series II
          Shares sold                                       7,373,376               -
          Reinvestment of distributions                           179               -
          Shares redeemed                                  (1,070,625)              -
                                                         ------------    ------------
     Net increase                                           6,302,930               -
                                                         ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   EQUITY-INCOME                      INCOME & VALUE
                                                                      TRUST                               TRUST
                                                         ----------------------------------   ------------------------------
                                                              YEAR              YEAR              YEAR             YEAR
                                                              ENDED             ENDED             ENDED            ENDED
                                                           12/31/2002         12/31/2001       12/31/2002       12/31/2001
                                                         ---------------   ----------------   -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $   18,121,061    $   15,386,376     $  9,672,919     $ 10,285,191
Net realized gain (loss) on:
     Investment transactions                                 24,982,229        32,722,537      (28,747,940)      (4,524,140)
     Foreign currency and forward foreign currency
     contracts                                                        -                 -              (33)             818
Change in unrealized appreciation (depreciation) on:
     Investments                                           (215,269,448)      (35,971,745)     (73,859,605)        (720,583)
     Foreign currency and forward foreign currency
     contracts                                                        -                 -              554             (471)
                                                         --------------    --------------     ------------     ------------
Net increase (decrease) in net assets resulting from
operations                                                 (172,166,158)       12,137,168      (92,934,105)       5,040,815
Distribution to shareholders from:
     Net investment income
           Series I                                         (15,159,114)      (17,359,680)     (10,537,683)     (14,473,276)
           Series II                                             (6,702)                -           (7,619)               -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                          (2,853,930)       (5,228,578)               -       (6,543,105)
           Series II                                             (1,262)                -                -                -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                         (29,738,500)      (87,618,922)               -       (5,023,868)
           Series II                                            (13,148)                -                -                -
                                                         --------------    --------------     ------------     ------------
     Total distributions                                    (47,772,656)     (110,207,180)     (10,545,302)     (26,040,249)
Capital Shares Transactions@ :
     Series I
           Net proceeds from sales of shares                215,279,170       307,713,293       83,863,512      104,256,565
           Reinvestment of distributions                     47,751,544       110,207,180       10,537,683       26,040,249
           Cost of shares redeemed                         (176,750,557)     (138,450,204)    (104,039,588)     (93,985,218)
                                                         --------------    --------------     ------------     ------------
     Total Series I transactions                             86,280,157       279,470,269       (9,638,393)      36,311,596

     Series II
           Net proceeds from sales of shares                 89,274,342                 -       23,453,565                -
           Reinvestment of distributions                         21,112                 -            7,619                -
           Cost of shares redeemed                             (220,948)                -         (603,841)               -
                                                         --------------    --------------     ------------     ------------
     Total Series II transactions                            89,074,506                 -       22,857,343                -

Net increase (decrease) in net assets from
     capital share transactions                             175,354,663       279,470,269       13,218,950       36,311,596
                                                         --------------    --------------     ------------     ------------
Increase (decrease) in net assets                           (44,584,151)      181,400,257      (90,260,457)      15,312,162
Net assets at beginning of period                         1,147,074,890       965,674,633      561,623,319      546,311,157
                                                         --------------    --------------     ------------     ------------
Net assets at end of period                              $1,102,490,739    $1,147,074,890     $471,362,862     $561,623,319
                                                         ==============    ==============     ============     ============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        14,903,160        19,958,928        9,247,394       10,337,331
          Reinvestment of distributions                       3,179,197         7,502,191        1,066,567        2,709,703
          Shares redeemed                                   (13,444,146)       (9,048,219)     (12,109,259)      (9,341,470)
                                                         --------------    --------------     ------------     ------------
     Net increase (decrease)                                  4,638,211        18,412,900       (1,795,298)       3,705,564
                                                         ==============    ==============     ============     ============

     Series II
          Shares sold                                         6,931,282                 -        2,804,704                -
          Reinvestment of distributions                           1,407                 -              772                -
          Shares redeemed                                       (14,697)                -          (71,904)               -
                                                         --------------    --------------     ------------     ------------
     Net increase                                             6,917,992                 -        2,733,572                -
                                                         ==============    ==============     ============     ============

                                                                      BALANCED
                                                                       TRUST
                                                         ----------------------------------
                                                              YEAR               YEAR
                                                              ENDED              ENDED
                                                           12/31/2002         12/31/2001
                                                         --------------    ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $    3,282,527    $     3,879,329
Net realized gain (loss) on:
     Investment transactions                                (17,179,801)       (34,810,368)
     Foreign currency and forward foreign currency
     contracts                                                        -            (50,114)
Change in unrealized appreciation (depreciation) on:
     Investments                                            (11,390,818)        10,222,965
     Foreign currency and forward foreign currency
     contracts                                                      775             14,528
                                                         --------------    ---------------
Net increase (decrease) in net assets resulting from
operations                                                  (25,287,317)       (20,743,660)
Distribution to shareholders from:
     Net investment income
           Series I                                          (3,955,306)        (4,067,476)
           Series II                                            (11,519)                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -
           Series II                                                  -                  -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -
           Series II                                                  -                  -
                                                         --------------    ---------------
     Total distributions                                     (3,966,825)        (4,067,476)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 15,018,828         15,557,180
           Reinvestment of distributions                      3,955,306          4,067,476
           Cost of shares redeemed                          (27,939,115)       (22,039,190)
                                                         --------------    ---------------
     Total Series I transactions                             (8,964,981)        (2,414,534)

     Series II
           Net proceeds from sales of shares                  7,279,299                  -
           Reinvestment of distributions                         11,519                  -
           Cost of shares redeemed                             (879,984)                 -
                                                         --------------    ---------------
     Total Series II transactions                             6,410,834                  -

Net increase (decrease) in net assets from
     capital share transactions                              (2,554,147)        (2,414,534)
                                                         --------------    ---------------
Increase (decrease) in net assets                           (31,808,289)       (27,225,670)
Net assets at beginning of period                           174,739,492        201,965,162
                                                         --------------    ---------------
Net assets at end of period                              $  142,931,203    $   174,739,492
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         1,203,973          1,097,232
          Reinvestment of distributions                         305,193            290,742
          Shares redeemed                                    (2,349,574)        (1,584,784)
                                                         --------------    ---------------
     Net increase (decrease)                                   (840,408)          (196,810)
                                                         ==============    ===============

     Series II
          Shares sold                                           632,956                  -
          Reinvestment of distributions                             889                  -
          Shares redeemed                                       (78,573)                 -
                                                         --------------    ---------------
     Net increase                                               555,272                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     HIGH YIELD                      STRATEGIC BOND
                                                                       TRUST                             TRUST
                                                         ----------------------------------   ------------------------------
                                                              YEAR              YEAR              YEAR             YEAR
                                                              ENDED             ENDED             ENDED            ENDED
                                                           12/31/2002         12/31/2001       12/31/2002       12/31/2001
                                                         ---------------   ----------------   -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $   30,211,984    $    28,994,468    $ 22,655,657     $ 21,513,804
Net realized gain (loss) on:
     Investment transactions                                (69,783,841)        (6,212,523)     (6,123,032)      (1,823,550)
     Futures contracts                                       (1,862,811)           425,172           2,850                -
     Written options contracts                                        -                  -               -                -
     Interest rate swaps                                              -                  -               -                -
     Foreign currency and forward foreign currency
     contracts                                               (1,713,384)          (466,165)         (9,956)      (1,774,803)
Change in unrealized appreciation (depreciation) on:
     Investments                                             25,021,928        (39,293,696)     13,377,766          516,464
     Futures contracts                                       (1,927,722)          (261,757)              -                -
     Written options contracts                                        -                  -               -                -
     Interest rate swaps                                              -                  -               -                -
     Foreign currency and forward foreign currency
     contracts                                                 (993,705)           492,635          10,029          688,671
                                                         --------------    ---------------    ------------     ------------
Net increase (decrease) in net assets resulting
from operations                                             (21,047,551)       (16,321,866)     29,913,314       19,120,586
Distribution to shareholders from:
     Net investment income
           Series I                                         (29,046,140)       (26,393,060)    (22,228,870)     (25,014,970)
           Series II                                           (192,839)                 -         (19,384)               -
                                                         --------------    ---------------    ------------     ------------
     Total distributions                                    (29,238,979)       (26,393,060)    (22,248,254)     (25,014,970)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                236,079,304        230,721,143     187,398,064       89,953,453
           Reinvestment of distributions                     29,046,140         26,393,060      22,228,870       25,014,970
           Cost of shares redeemed                         (200,565,193)      (129,297,591)   (111,608,073)    (139,868,039)
                                                         --------------    ---------------    ------------     ------------
     Total Series I transactions                             64,560,251        127,816,612      98,018,861      (24,899,616)

     Series II
           Net proceeds from sales of shares                 61,593,240                  -      42,121,144                -
           Reinvestment of distributions                        192,839                  -          19,384                -
           Cost of shares redeemed                          (12,602,459)                 -        (813,833)               -
                                                         --------------    ---------------    ------------     ------------
     Total Series II transactions                            49,183,620                  -      41,326,695                -
Net increase (decrease) in net assets from
     capital share transactions                             113,743,871        127,816,612     139,345,556      (24,899,616)
                                                         --------------    ---------------    ------------     ------------
Increase (decrease) in net assets                            63,457,341         85,101,686     147,010,616      (30,794,000)
Net assets at beginning of period                           323,309,179        238,207,493     302,499,210      333,293,210
                                                         --------------    ---------------    ------------     ------------
Net assets at end of period                              $  386,766,520    $   323,309,179    $449,509,826     $302,499,210
                                                         ==============    ===============    ============     ============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        27,060,333         21,689,973      17,615,106        8,361,863
          Reinvestment of distributions                       3,230,939          2,547,593       2,160,240        2,423,931
          Shares redeemed                                   (23,383,667)       (11,979,871)    (10,578,556)     (13,141,994)
                                                         --------------    ---------------    ------------     ------------
     Net increase (decrease)                                  6,907,605         12,257,695       9,196,790       (2,356,200)
                                                         ==============    ===============    ============     ============

     Series II
          Shares sold                                         7,368,174                  -       3,986,957                -
          Reinvestment of distributions                          21,450                  -           1,884                -
          Shares redeemed                                    (1,482,996)                 -         (78,569)               -
                                                         --------------    ---------------    ------------     ------------
     Net increase                                             5,906,628                  -       3,910,272                -
                                                         ==============    ===============    ============     ============

                                                                     GLOBAL BOND
                                                                       TRUST
                                                         ----------------------------------

                                                              YEAR              YEAR
                                                              ENDED             ENDED
                                                           12/31/2002        12/31/2001
                                                         ---------------   ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $    4,384,913    $     3,433,122
Net realized gain (loss) on:
     Investment transactions                                  4,476,533          4,434,236
     Futures contracts                                        3,176,734          1,183,811
     Written options contracts                                 (176,998)           (39,553)
     Interest rate swaps                                     (2,587,860)            31,850
     Foreign currency and forward foreign currency
     contracts                                                  901,924         (4,445,191)
Change in unrealized appreciation (depreciation) on:
     Investments                                             16,372,512         (6,576,551)
     Futures contracts                                          306,084             55,700
     Written options contracts                                  172,044            (54,062)
     Interest rate swaps                                     (3,518,448)           629,432
     Foreign currency and forward foreign currency
     contracts                                                1,506,361          1,918,869
                                                         --------------    ---------------
Net increase (decrease) in net assets resulting
from operations                                              25,013,799            571,663
Distribution to shareholders from:
     Net investment income
           Series I                                                   -                  -
           Series II                                                  -                  -
                                                         --------------    ---------------
     Total distributions                                              -                  -
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 99,372,896         40,662,751
           Reinvestment of distributions                              -                  -
           Cost of shares redeemed                          (38,129,695)       (60,875,216)
                                                         --------------    ---------------
     Total Series I transactions                             61,243,201        (20,212,465)

     Series II
           Net proceeds from sales of shares                 26,093,419                  -
           Reinvestment of distributions                              -                  -
           Cost of shares redeemed                           (5,532,090)                 -
                                                         --------------    ---------------
     Total Series II transactions                            20,561,329                  -
Net increase (decrease) in net assets from
     capital share transactions                              81,804,530        (20,212,465)
                                                         --------------    ---------------
Increase (decrease) in net assets                           106,818,329        (19,640,802)
Net assets at beginning of period                            96,729,657        116,370,459
                                                         --------------    ---------------
Net assets at end of period                              $  203,547,986    $    96,729,657
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         7,798,089          3,528,052
          Reinvestment of distributions                               -                  -
          Shares redeemed                                    (3,038,995)        (5,291,978)
                                                         --------------    ---------------
     Net increase (decrease)                                  4,759,094         (1,763,926)
                                                         ==============    ===============

     Series II
          Shares sold                                         2,007,058                  -
          Reinvestment of distributions                               -                  -
          Shares redeemed                                      (423,001)                 -
                                                         --------------    ---------------
     Net increase                                             1,584,057                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       TOTAL                             INVESTMENT
                                                                       RETURN                           QUALITY BOND
                                                                       TRUST                               TRUST
                                                         ----------------------------------   --------------------------------
                                                              YEAR              YEAR               YEAR             YEAR
                                                              ENDED             ENDED              ENDED            ENDED
                                                           12/31/2002         12/31/2001        12/31/2002       12/31/2001
                                                         ---------------   ----------------   -------------    ---------------
Increase in net assets:
Operations:
Net investment income                                    $   35,484,703    $    24,127,473    $ 25,757,134     $ 22,228,249
Capital gain distributions received
Net realized gain (loss) on:
     Investment transactions                                 21,378,164         15,243,748      (6,643,270)      (2,186,914)
     Futures contracts                                       26,733,511            263,619               -                -
     Written options contracts                                4,476,426            739,715               -                -
     Interest rate swaps                                       (765,092)          (344,232)              -                -
     Foreign currency and forward foreign currency
     contracts                                                2,674,218           (144,485)              -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                              7,405,218         (4,461,208)     24,149,563        2,963,983
     Futures contracts                                        9,181,991          1,951,833               -                -
     Written options contracts                               (3,317,741)         1,568,125               -                -
     Interest rate swaps                                     (2,358,930)         1,942,784               -                -
     Foreign currency and forward foreign currency
     contracts                                               (3,585,555)         1,230,284               -                -
                                                         --------------    ---------------    ------------     ------------
Net increase in net assets resulting from
operations                                                   97,306,913         42,117,656      43,263,427       23,005,318
Distribution to shareholders from:
     Net investment income
           Series I                                         (26,077,165)       (19,174,896)    (22,893,403)     (19,361,929)
           Series II                                            (68,518)                 -         (35,345)               -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                         (15,984,739)                 -               -                -
           Series II                                            (42,000)                 -               -                -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                          (2,526,236)                 -               -                -
           Series II                                             (6,638)                 -               -                -
                                                         --------------    ---------------    ------------     ------------
     Total distributions                                    (44,705,296)       (19,174,896)    (22,928,748)     (19,361,929)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                480,464,147        402,310,031     108,503,400      163,905,351
           Reinvestment of distributions                     44,588,140         19,174,896      22,893,403       19,361,929
           Cost of shares redeemed                         (234,417,205)       (95,603,157)    (88,657,139)     (61,984,361)
                                                         --------------    ---------------    ------------     ------------
     Total Series I transactions                            290,635,082        325,881,770      42,739,664      121,282,919

     Series II
           Net proceeds from sales of shares                211,527,563                  -      38,880,786                -
           Reinvestment of distributions                        117,156                  -          35,345                -
           Cost of shares redeemed                             (370,845)                 -      (2,286,984)               -
                                                         --------------    ---------------    ------------     ------------
     Total Series II transactions                           211,273,874                  -      36,629,147                -
Net increase in net assets from capital
     share transactions                                     501,908,956        325,881,770      79,368,811      121,282,919
                                                         --------------    ---------------    ------------     ------------
Increase in net assets                                      554,510,573        348,824,530      99,703,490      124,926,308
Net assets at beginning of period                           736,471,893        387,647,363     407,651,575      282,725,267
                                                         --------------    ---------------    ------------     ------------
Net assets at end of period                              $1,290,982,466    $   736,471,893    $507,355,065     $407,651,575
                                                         ==============    ===============    ============     ============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        34,725,600         29,596,890       9,182,468       13,955,035
          Reinvestment of distributions                       3,334,939          1,464,851       2,011,723        1,704,395
          Shares redeemed                                   (16,810,563)        (7,079,582)     (7,531,879)      (5,338,700)
                                                         --------------    ---------------    ------------     ------------
     Net increase                                            21,249,976         23,982,159       3,662,312       10,320,730
                                                         ==============    ===============    ============     ============

     Series II
          Shares sold                                        15,156,455                  -       3,276,307                -
          Reinvestment of distributions                           8,769                  -           3,106                -
          Shares redeemed                                       (26,455)                 -        (193,119)               -
                                                         --------------    ---------------    ------------     ------------
     Net increase                                            15,138,769                  -       3,086,294                -
                                                         ==============    ===============    ============     ============

                                                                    DIVERSIFIED
                                                                       BOND
                                                                       TRUST
                                                         ----------------------------------
                                                              YEAR               YEAR
                                                              ENDED              ENDED
                                                           12/31/2002         12/31/2001
                                                         ---------------   ----------------
Increase in net assets:
Operations:
Net investment income                                    $   16,594,867    $    13,089,810
Capital gain distributions received
Net realized gain (loss) on:
     Investment transactions                                 (5,153,643)         4,066,690
     Futures contracts                                                -                  -
     Written options contracts                                        -                  -
     Interest rate swaps                                              -                  -
     Foreign currency and forward foreign currency
     contracts                                                        -                  -
Change in unrealized appreciation (depreciation) on:
     Investments                                             13,785,189         (1,412,423)
     Futures contracts                                                -                  -
     Written options contracts                                        -                  -
     Interest rate swaps                                              -                  -
     Foreign currency and forward foreign currency
     contracts                                                       83                (70)
                                                         --------------    ---------------
Net increase in net assets resulting from
operations                                                   25,226,496         15,744,007
Distribution to shareholders from:
     Net investment income
           Series I                                         (13,613,998)       (13,274,035)
           Series II                                            (16,434)                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -
           Series II                                                  -                  -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -
           Series II                                                  -                  -
                                                         --------------    ---------------
     Total distributions                                    (13,630,432)       (13,274,035)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 83,824,852        124,772,690
           Reinvestment of distributions                     13,613,998         13,274,035
           Cost of shares redeemed                          (64,989,038)       (66,236,226)
                                                         --------------    ---------------
     Total Series I transactions                             32,449,812         71,810,499

     Series II
           Net proceeds from sales of shares                 27,068,945                  -
           Reinvestment of distributions                         16,434                  -
           Cost of shares redeemed                           (2,820,398)                 -
                                                         --------------    ---------------
     Total Series II transactions                            24,264,981                  -
Net increase in net assets from capital
     share transactions                                      56,714,793         71,810,499
                                                         --------------    ---------------
Increase in net assets                                       68,310,857         74,280,471
Net assets at beginning of period                           286,742,220        212,461,749
                                                         --------------    ---------------
Net assets at end of period                              $  355,053,077    $   286,742,220
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         8,014,709         11,877,766
          Reinvestment of distributions                       1,339,960          1,311,664
          Shares redeemed                                    (6,147,320)        (6,404,047)
                                                         --------------    ---------------
     Net increase                                             3,207,349          6,785,383
                                                         ==============    ===============

     Series II
          Shares sold                                         2,583,629                  -
          Reinvestment of distributions                           1,619                  -
          Shares redeemed                                      (264,608)                 -
                                                         --------------    ---------------
     Net increase                                             2,320,640                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  U.S. GOVERNMENT                          MONEY
                                                                     SECURITIES                            MARKET
                                                                       TRUST                               TRUST
                                                         ----------------------------------   --------------------------------
                                                              YEAR               YEAR              YEAR             YEAR
                                                              ENDED              ENDED             ENDED            ENDED
                                                           12/31/2002         12/31/2001        12/31/2002       12/31/2001
                                                         ---------------   ----------------   ---------------  ---------------
Increase in net assets:
Operations:
Net investment income                                    $   27,141,469    $    22,500,086    $   18,431,766   $   41,278,170
Net realized gain (loss) on:
     Investment transactions                                  2,619,600          6,205,486                 -                -
     Futures contracts                                          963,950            393,271                 -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                             22,436,598         (1,165,524)                -                -
     Futures contracts                                          237,500             57,213                 -                -
                                                         --------------    ---------------    --------------   --------------
Net increase (decrease) in net assets resulting from
operations                                                   53,399,117         27,990,532        18,431,766       41,278,170
Distribution to shareholders from:
     Net investment income
           Series I                                         (23,862,923)       (20,935,256)      (17,770,003)     (41,278,170)
           Series II                                            (37,399)                 -          (661,763)               -
                                                         --------------    ---------------    --------------   --------------
     Total distributions                                    (23,900,322)       (20,935,256)      (18,431,766)     (41,278,170)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                282,136,935        288,252,067     2,430,559,232    3,125,325,639
           Reinvestment of distributions                     23,862,923         20,935,256        17,770,003       41,278,170
           Cost of shares redeemed                         (183,654,500)       (91,013,388)   (2,517,148,825)  (2,632,065,627)
                                                         --------------    ---------------    --------------   --------------
     Total Series I transactions                            122,345,358        218,173,935       (68,819,590)     534,538,182

     Series II
           Net proceeds from sales of shares                142,632,614                  -       540,453,529                -
           Reinvestment of distributions                         37,399                  -           661,763                -
           Cost of shares redeemed                          (16,997,690)                 -      (339,501,956)               -
                                                         --------------    ---------------    --------------   --------------
     Total Series II transactions                           125,672,323                  -       201,613,336                -
Net increase in net assets from capital
     share transactions                                     248,017,681        218,173,935       132,793,746      534,538,182
                                                         --------------    ---------------    --------------   --------------
Increase in net assets                                      277,516,476        225,229,211       132,793,746      534,538,182
Net assets at beginning of period                           558,392,496        333,163,285     1,484,693,555      950,155,373
                                                         --------------    ---------------    --------------   --------------
Net assets at end of period                              $  835,908,972    $   558,392,496    $1,617,487,301   $1,484,693,555
                                                         ==============    ===============    ==============   ==============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        20,470,538         21,278,640       243,055,924      312,532,569
          Reinvestment of distributions                       1,794,205          1,595,675         1,777,000        4,127,817
          Shares redeemed                                   (13,176,348)        (6,731,468)     (251,714,882)    (263,206,563)
                                                         --------------    ---------------    --------------   --------------
     Net increase (decrease)                                  9,088,395         16,142,847        (6,881,958)      53,453,823
                                                         ==============    ===============    ==============   ==============

     Series II
          Shares sold                                        10,235,080                  -        54,045,353                -
          Reinvestment of distributions                           2,814                  -            66,176                -
          Shares redeemed                                    (1,213,565)                 -       (33,950,196)               -
                                                         --------------    ---------------    --------------   --------------
     Net increase                                             9,024,329                  -        20,161,333                -
                                                         ==============    ===============    ==============   ==============

                                                                    SMALL CAP
                                                                      INDEX
                                                                      TRUST
                                                         ----------------------------------
                                                               YEAR               YEAR
                                                              ENDED              ENDED
                                                           12/31/2002         12/31/2001
                                                         ---------------   ----------------
Increase in net assets:
Operations:
Net investment income                                    $      631,382    $       775,084
Net realized gain (loss) on:
     Investment transactions                                 (2,746,240)           493,907
     Futures contracts                                       (3,429,672)          (910,347)
Change in unrealized appreciation (depreciation) on:
     Investments                                            (10,382,393)            26,146
     Futures contracts                                         (289,510)          (302,121)
                                                         --------------    ---------------
Net increase (decrease) in net assets resulting from
operations                                                  (16,216,433)            82,669
Distribution to shareholders from:
     Net investment income
           Series I                                            (515,816)          (769,668)
           Series II                                            (87,905)                 -
                                                         --------------    ---------------
     Total distributions                                       (603,721)          (769,668)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 46,621,907         45,030,260
           Reinvestment of distributions                        515,816            769,668
           Cost of shares redeemed                          (21,891,507)       (29,657,937)
                                                         --------------    ---------------
     Total Series I transactions                             25,246,216         16,141,991

     Series II
           Net proceeds from sales of shares                 10,242,709                  -
           Reinvestment of distributions                         87,905                  -
           Cost of shares redeemed                             (161,720)                 -
                                                         --------------    ---------------
     Total Series II transactions                            10,168,894                  -
Net increase in net assets from capital
     share transactions                                      35,415,110         16,141,991
                                                         --------------    ---------------
Increase in net assets                                       18,594,956         15,454,992
Net assets at beginning of period                            50,279,820         34,824,828
                                                         --------------    ---------------
Net assets at end of period                              $   68,874,776    $    50,279,820
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         4,370,521          4,045,272
          Reinvestment of distributions                          58,884             67,634
          Shares redeemed                                    (2,152,576)        (2,737,123)
                                                         --------------    ---------------
     Net increase (decrease)                                  2,276,829          1,375,783
                                                         ==============    ===============

     Series II
          Shares sold                                         1,113,434                  -
          Reinvestment of distributions                          10,035                  -
          Shares redeemed                                       (16,713)                 -
                                                         --------------    ---------------
     Net increase                                             1,106,756                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    INTERNATIONAL                        MID CAP
                                                                       INDEX                              INDEX
                                                                       TRUST                              TRUST
                                                         ----------------------------------   --------------------------------
                                                              YEAR               YEAR               YEAR            YEAR
                                                              ENDED             ENDED              ENDED           ENDED
                                                           12/31/2002         12/31/2001         12/31/2002       12/31/2001
                                                         ---------------   ----------------   ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $      826,163    $       592,499    $      514,694   $      369,509
Net realized gain (loss) on:
     Investment transactions                                 (1,983,107)        (2,805,241)          124,569          204,824
     Futures contracts                                         (239,982)          (437,019)       (1,124,813)        (455,007)
     Foreign currency and forward foreign currency
     contracts                                                 (113,669)           (21,842)                -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                             (8,120,544)        (9,145,454)      (18,180,112)        (677,510)
     Futures contracts                                          (16,157)             6,632           (73,042)          99,837
     Foreign currency and forward foreign currency
     contracts                                                   14,426               (943)                -                -
                                                         --------------    ---------------    --------------   --------------
Net decrease in net assets resulting from operations         (9,632,870)       (11,811,368)      (18,738,704)        (458,347)
Distribution to shareholders from:
     Net investment income
           Series I                                            (705,675)          (577,137)         (447,875)        (367,723)
           Series II                                            (75,519)                 -           (69,140)               -
                                                         --------------    ---------------    --------------   --------------
     Total distributions                                       (781,194)          (577,137)         (517,015)        (367,723)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 49,928,809         40,238,571        69,200,941       54,332,656
           Reinvestment of distributions                        705,675            577,137           447,875          367,723
           Cost of shares redeemed                          (39,434,094)       (27,934,014)      (21,778,079)     (27,684,432)
                                                         --------------    ---------------    --------------   --------------
     Total Series I transactions                             11,200,390         12,881,694        47,870,737       27,015,947

     Series II
           Net proceeds from sales of shares                 20,465,229                  -        13,295,081                -
           Reinvestment of distributions                         75,519                  -            69,140                -
           Cost of shares redeemed                          (14,986,641)                 -           (84,388)               -
                                                         --------------    ---------------    --------------   --------------
     Total Series II transactions                             5,554,107                  -        13,279,833                -
Net increase in net assets from capital
     share transactions                                      16,754,497         12,881,694        61,150,570       27,015,947
                                                         --------------    ---------------    --------------   --------------
Increase (decrease) in net assets                             6,340,433            493,189        41,894,851       26,189,877
Net assets at beginning of period                            49,672,802         49,179,613        58,197,316       32,007,439
                                                         --------------    ---------------    --------------   --------------
Net assets at end of period                              $   56,013,235    $    49,672,802    $  100,092,167   $   58,197,316
                                                         ==============    ===============    ==============   ==============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         6,569,236          4,201,000         5,383,063        4,291,835
          Reinvestment of distributions                         101,956             68,401            41,544           28,595
          Shares redeemed                                    (5,222,615)        (2,868,355)       (1,896,454)      (2,221,812)
                                                         --------------    ---------------    --------------   --------------
     Net increase                                             1,448,577          1,401,046         3,528,153        2,098,618
                                                         ==============    ===============    ==============   ==============

     Series II
          Shares sold                                         2,771,740                  -         1,186,158                -
          Reinvestment of distributions                          10,929                  -             6,432                -
          Shares redeemed                                    (2,015,731)                 -            (7,090)               -
                                                         --------------    ---------------    --------------   --------------
     Net increase                                               766,938                  -         1,185,500                -
                                                         ==============    ===============    ==============   ==============

                                                                    TOTAL STOCK
                                                                    MARKET INDEX
                                                                       TRUST
                                                         ----------------------------------
                                                              YEAR              YEAR
                                                              ENDED             ENDED
                                                           12/31/2002        12/31/2001
                                                         ---------------   ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $      661,626    $       592,594
Net realized gain (loss) on:
     Investment transactions                                 (1,567,504)            74,977
     Futures contracts                                       (1,083,922)          (641,501)
     Foreign currency and forward foreign currency
     contracts                                                        -                  5
Change in unrealized appreciation (depreciation) on:
     Investments                                            (14,544,211)        (7,613,386)
     Futures contracts                                          (99,885)            90,732
     Foreign currency and forward foreign currency
     contracts                                                        -                  -
                                                         --------------    ---------------
Net decrease in net assets resulting from operations        (16,633,896)        (7,496,579)
Distribution to shareholders from:
     Net investment income
           Series I                                            (588,347)          (589,908)
           Series II                                            (63,516)                 -
                                                         --------------    ---------------
     Total distributions                                       (651,863)          (589,908)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 31,050,881         36,252,217
           Reinvestment of distributions                        588,347            589,908
           Cost of shares redeemed                          (28,316,936)       (11,488,949)
                                                         --------------    ---------------
     Total Series I transactions                              3,322,292         25,353,176

     Series II
           Net proceeds from sales of shares                  6,585,604                  -
           Reinvestment of distributions                         63,516                  -
           Cost of shares redeemed                             (210,466)                 -
                                                         --------------    ---------------
     Total Series II transactions                             6,438,654                  -
Net increase in net assets from capital
     share transactions                                       9,760,946         25,353,176
                                                         --------------    ---------------
Increase (decrease) in net assets                            (7,524,813)        17,266,689
Net assets at beginning of period                            73,657,181         56,390,492
                                                         --------------    ---------------
Net assets at end of period                              $   66,132,368    $    73,657,181
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         3,557,679          3,582,140
          Reinvestment of distributions                          77,211             59,889
          Shares redeemed                                    (3,305,169)        (1,176,519)
                                                         --------------    ---------------
     Net increase                                               329,721          2,465,510
                                                         ==============    ===============

     Series II
          Shares sold                                           828,077                  -
          Reinvestment of distributions                           8,346                  -
          Shares redeemed                                       (27,437)                 -
                                                         --------------    ---------------
     Net increase                                               808,986                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        500                              LIFESTYLE
                                                                       INDEX                          AGGRESSIVE 1000
                                                                       TRUST                               TRUST
                                                         ----------------------------------   --------------------------------
                                                              YEAR               YEAR              YEAR             YEAR
                                                              ENDED              ENDED             ENDED            ENDED
                                                           12/31/2002         12/31/2001        12/31/2002       12/31/2001
                                                         ---------------   ----------------   ---------------  ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $    7,774,302    $     5,901,867    $      638,986   $      481,616
Capital gain distributions received                                   -                  -           720,320        6,343,669
Net realized loss on:
     Investment transactions                                (21,614,857)        (6,154,436)      (39,630,439)     (24,980,206)
     Futures contracts                                       (5,959,220)        (3,005,324)                -                -
Change in unrealized appreciation (depreciation) on:
     Investments                                           (170,991,162)       (88,649,161)       (8,209,936)      (4,592,553)
     Futures contracts                                         (382,534)           884,058                 -                -
                                                         --------------    ---------------    --------------   --------------
Net decrease in net assets resulting from operations       (191,173,471)       (91,022,996)      (46,481,069)     (22,747,474)
Distribution to shareholders from:
     Net investment income
           Series I                                             (16,488)        (5,897,069)         (695,241)        (604,269)
           Series II                                                 (7)                 -            (1,406)               -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -                 -       (2,618,810)
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -                 -       (3,038,622)
     Capital gain distributions received from mutual
     funds
           Series I                                                   -                  -                 -       (1,497,885)
           Series II                                                  -                  -                 -                -
     Return of capital
           Series I                                                   -                  -          (810,346)      (4,845,784)
           Series II                                                  -                  -            (1,640)               -
                                                         --------------    ---------------    --------------   --------------
     Total distributions                                        (16,495)        (5,897,069)       (1,508,633)     (12,605,370)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                160,628,263        205,673,315        55,693,550       69,584,381
           Reinvestment of distributions                         16,488          5,897,069         1,505,587       12,605,370
           Cost of shares redeemed                          (64,842,556)       (22,355,290)      (11,676,851)      (8,056,785)
                                                         --------------    ---------------    --------------   --------------
     Total Series I transactions                             95,802,195        189,215,094        45,522,286       74,132,966

     Series II
           Net proceeds from sales of shares                 42,734,245                  -        28,364,757                -
           Reinvestment of distributions                              7                  -             3,046                -
           Cost of shares redeemed                           (3,225,546)                 -          (381,585)               -
                                                         --------------    ---------------    --------------   --------------
     Total Series II transactions                            39,508,706                  -        27,986,218                -
Net increase in net assets from capital
     share transactions                                     135,310,901        189,215,094        73,508,504       74,132,966
                                                         --------------    ---------------    --------------   --------------
Increase (decrease) in net assets                           (55,879,065)        92,295,029        25,518,802       38,780,122
Net assets at beginning of period                           772,559,362        680,264,333       187,472,866      148,692,744
                                                         --------------    ---------------    --------------   --------------
Net assets at end of period                              $  716,680,297    $   772,559,362    $  212,991,668      187,472,866
                                                         ==============    ===============    ==============   ==============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        18,529,081         20,121,337         5,934,544        6,298,782
          Reinvestment of distributions                           1,723            596,848           147,462        1,198,229
          Shares redeemed                                    (8,044,441)        (2,242,689)       (1,371,440)        (735,917)
                                                         --------------    ---------------    --------------   --------------
     Net increase                                            10,486,363         18,475,496         4,710,566        6,761,094
                                                         ==============    ===============    ==============   ==============

     Series II
          Shares sold                                         5,469,301                  -         3,373,364                -
          Reinvestment of distributions                               1                  -               298                -
          Shares redeemed                                      (428,248)                 -           (44,978)               -
                                                         --------------    ---------------    --------------   --------------
     Net increase                                             5,041,054                  -         3,328,684                -
                                                         ==============    ===============    ==============   ==============

                                                                     LIFESTYLE
                                                                     GROWTH 820
                                                                       TRUST
                                                         ----------------------------------
                                                              YEAR              YEAR
                                                              ENDED             ENDED
                                                           12/31/2002        12/31/2001
                                                         ---------------   ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                                    $    9,577,690    $     8,078,039
Capital gain distributions received                           6,323,688         21,977,604
Net realized loss on:
     Investment transactions                               (131,612,796)       (74,778,362)
     Futures contracts                                                -                  -
Change in unrealized appreciation (depreciation) on:
     Investments                                            (25,127,842)        (6,610,154)
     Futures contracts                                                -                  -
                                                         --------------    ---------------
Net decrease in net assets resulting from operations       (140,839,260)       (51,332,873)
Distribution to shareholders from:
     Net investment income
           Series I                                         (10,160,087)        (8,534,826)
           Series II                                            (21,800)                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -        (13,001,498)
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -         (6,661,537)
     Capital gain distributions received from mutual
     funds
           Series I                                          (1,686,289)        (7,596,753)
           Series II                                             (2,206)                 -
     Return of capital
           Series I                                          (4,629,887)       (14,380,851)
           Series II                                             (5,506)                 -
                                                         --------------    ---------------
     Total distributions                                    (16,505,775)       (50,175,465)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                212,549,319        240,114,904
           Reinvestment of distributions                     16,476,263         50,175,465
           Cost of shares redeemed                          (34,758,314)        (7,339,867)
                                                         --------------    ---------------
     Total Series I transactions                            194,267,268        282,950,502

     Series II
           Net proceeds from sales of shares                123,673,253                  -
           Reinvestment of distributions                         29,312                  -
           Cost of shares redeemed                             (662,415)                 -
                                                         --------------    ---------------
     Total Series II transactions                           123,040,150                  -
Net increase in net assets from capital
     share transactions                                     317,307,418        282,950,502
                                                         --------------    ---------------
Increase (decrease) in net assets                           159,962,383        181,442,164
Net assets at beginning of period                           726,547,951        545,105,787
                                                         --------------    ---------------
Net assets at end of period                              $  886,510,334    $   726,547,951
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        20,120,218         20,628,397
          Reinvestment of distributions                       1,506,962          4,471,967
          Shares redeemed                                    (3,727,067)          (631,982)
                                                         --------------    ---------------
     Net increase                                            17,900,113         24,468,382
                                                         ==============    ===============

     Series II
          Shares sold                                        13,101,886                  -
          Reinvestment of distributions                           3,025                  -
          Shares redeemed                                       (76,227)                 -
                                                         --------------    ---------------
     Net increase                                            13,028,684                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      LIFESTYLE                          LIFESTYLE
                                                                    BALANCED 640                        MODERATE 460
                                                                       TRUST                               TRUST
                                                         ----------------------------------   --------------------------------
                                                              YEAR               YEAR               YEAR             YEAR
                                                              ENDED              ENDED              ENDED            ENDED
                                                           12/31/2002         12/31/2001         12/31/2002       12/31/2001
                                                         ---------------   ----------------   ---------------  ---------------
Increase in net assets:
Operations:
Net investment income                                    $   20,643,509    $    15,265,726    $    9,461,826   $    6,639,314
Capital gain distributions received                           5,566,154         16,505,833           364,686        4,263,539
Net realized loss on investment transactions               (119,654,241)       (45,707,299)      (20,119,565)     (12,153,521)
Change in unrealized appreciation (depreciation) on:
     Investments                                              2,595,162        (11,169,287)       (2,039,725)        (298,450)
                                                         --------------    ---------------    --------------   --------------
Net increase (decrease) in net assets resulting from
operations                                                  (90,849,416)       (25,105,027)      (12,332,778)      (1,549,118)
Distribution to shareholders from:
     Net investment income
           Series I                                         (21,243,448)       (15,729,235)       (9,596,133)      (6,793,664)
           Series II                                            (58,135)                 -           (48,041)               -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                          (1,155,339)        (9,162,438)                -                -
           Series II                                             (1,948)                 -                 -                -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -         (4,902,994)                -                -
     Capital gain distributions received from mutual
     funds
           Series I                                          (2,409,198)       (16,505,833)                -       (1,509,219)
           Series II                                             (6,548)                 -                 -                -
     Return of capital
           Series I                                          (3,141,869)                 -          (415,270)      (2,754,320)
           Series II                                             (8,539)                 -            (5,365)               -
                                                         --------------    ---------------    --------------   --------------
     Total distributions                                    (28,025,024)       (46,300,500)      (10,064,809)     (11,057,203)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                257,924,700        237,964,380       114,980,569       71,796,900
           Reinvestment of distributions                     27,949,854        46,300,500         10,011,403       11,057,203
           Cost of shares redeemed                          (52,362,698)       (13,362,268)      (22,007,699)      (6,786,499)
                                                         --------------    ---------------    --------------   --------------
     Total Series I transactions                            233,511,856        270,902,612       102,984,273       76,067,604

     Series II
           Net proceeds from sales of shares                164,204,185                  -        74,100,637                -
           Reinvestment of distributions                         75,170                  -            53,406                -
           Cost of shares redeemed                               (2,174)                 -          (391,213)               -
                                                         --------------    ---------------    --------------   --------------
     Total Series II transactions                           164,277,181                  -        73,762,830                -
Net increase in net assets from capital
     share transactions                                     397,789,037        270,902,612       176,747,103       76,067,604
                                                         --------------    ---------------    --------------   --------------
Increase in net assets                                      278,914,597        199,497,085       154,349,516       63,461,283
Net assets at beginning of period                           745,215,290        545,718,205       245,499,240      182,037,957
                                                         --------------    ---------------    --------------   --------------
Net assets at end of period                              $1,024,129,887    $   745,215,290    $  399,848,756   $  245,499,240
                                                         ==============    ===============    ==============   ==============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                        23,095,999         19,792,814         9,884,731        5,900,822
          Reinvestment of distributions                       2,446,813          3,961,646           850,983          928,346
          Shares redeemed                                    (5,096,039)        (1,079,913)       (1,986,744)        (553,064)
                                                         --------------    ---------------    --------------   --------------
     Net increase                                            20,446,773         22,674,547         8,748,970        6,276,104
                                                         ==============    ===============    ==============   ==============

     Series II
          Shares sold                                        15,939,384                  -         6,648,175                -
          Reinvestment of distributions                           6,854                  -             4,694                -
          Shares redeemed                                          (188)                 -           (35,852)               -
                                                         --------------    ---------------    --------------   --------------
     Net increase                                            15,946,050                  -         6,617,017                -
                                                         ==============    ===============    ==============   ==============

                                                                     LIFESTYLE
                                                                 CONSERVATIVE 280
                                                                      TRUST
                                                         ----------------------------------
                                                              YEAR               YEAR
                                                              ENDED              ENDED
                                                           12/31/2002         12/31/2001
                                                         ---------------   ----------------
Increase in net assets:
Operations:
Net investment income                                    $    5,751,454    $     5,112,451
Capital gain distributions received                             837,528            358,572
Net realized loss on investment transactions                 (2,807,635)        (1,955,403)
Change in unrealized appreciation (depreciation) on:
     Investments                                              1,453,414            993,833
                                                         --------------    ---------------
Net increase (decrease) in net assets resulting from
operations                                                    5,234,761          4,509,453
Distribution to shareholders from:
     Net investment income
           Series I                                          (5,883,437)        (5,212,913)
           Series II                                            (41,469)                 -
     Net realized short term gains on investments,
     futures, and foreign currency transactions
           Series I                                             (44,490)          (516,724)
           Series II                                               (103)                 -
     Net realized long term gains on investments,
     futures, and foreign currency transactions
           Series I                                                   -                  -
     Capital gain distributions received from mutual
     funds
           Series I                                            (549,122)          (358,572)
           Series II                                             (3,103)                 -
     Return of capital
           Series I                                            (283,700)                 -
           Series II                                             (1,603)                 -
                                                         --------------    ---------------
     Total distributions                                     (6,807,027)        (6,088,209)
Capital Shares Transactions @:
     Series I
           Net proceeds from sales of shares                 90,159,106         76,072,314
           Reinvestment of distributions                      6,760,749          6,088,209
           Cost of shares redeemed                          (17,959,319)       (12,168,165)
                                                         --------------    ---------------
     Total Series I transactions                             78,960,536         69,992,358

     Series II
           Net proceeds from sales of shares                 47,684,050                  -
           Reinvestment of distributions                         46,278                  -
           Cost of shares redeemed                             (806,771)                 -
                                                         --------------    ---------------
     Total Series II transactions                            46,923,557                  -
Net increase in net assets from capital
     share transactions                                     125,884,093         69,992,358
                                                         --------------    ---------------
Increase in net assets                                      124,311,827         68,413,602
Net assets at beginning of period                           174,040,760        105,627,158
                                                         --------------    ---------------
Net assets at end of period                              $  298,352,587    $   174,040,760
                                                         ==============    ===============

@ Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         7,148,766          5,897,659
          Reinvestment of distributions                         534,919            481,349
          Shares redeemed                                    (1,426,503)          (945,450)
                                                         --------------    ---------------
     Net increase                                             6,257,182          5,433,558
                                                         ==============    ===============

     Series II
          Shares sold                                         3,812,140                  -
          Reinvestment of distributions                           3,677                  -
          Shares redeemed                                       (65,110)                 -
                                                         --------------    ---------------
     Net increase                                             3,750,707                  -
                                                         ==============    ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SMALL-MID                      INTERNATIONAL
                                                                                   CAP                         EQUITY SELECT
                                                                                  TRUST                            TRUST
                                                                     ------------------------------  -------------------------------
                                                                          YEAR        7/16/2001*          YEAR         7/16/2001*
                                                                         ENDED            TO             ENDED             TO
                                                                       12/31/2002     12/31/2001       12/31/2002      12/31/2001
                                                                     -------------  ---------------  --------------  ---------------
Increase in net assets:
Operations:
Net investment income (loss)                                         $     (9,489)   $        144    $    (18,819)   $        833
Net realized gain (loss) on:
     Investment transactions                                              (86,830)        (70,156)       (185,009)        (15,600)
     Foreign currency and forward foreign currency
     contracts                                                                  -               -        (240,210)        (24,217)
                                                                     ------------    ------------    ------------    ------------
Change in unrealized appreciation (depreciation) on:
     Investments                                                       (3,423,192)        (61,085)       (717,522)        (75,453)
     Foreign currency and forward foreign currency
     contracts                                                                  -               -             219               8
                                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
operations                                                             (3,519,511)       (131,097)     (1,161,341)       (114,429)
Distribution to shareholders from:
     Net investment income
           Series I                                                            (4)           (140)              -               -
           Series II                                                            -               -               -               -
     Net realized short term gains on investments, futures,
     and foreign currency transactions
           Series I                                                             -               -               -               -
           Series II                                                            -               -               -               -
     Net realized long term gains on investments, futures,
     and foreign currency transactions
           Series I                                                             -               -               -               -
           Series II                                                            -               -               -               -
                                                                     ------------    ------------    ------------    ------------
     Total distributions                                                       (4)           (140)              -               -
Capital Shares Transactions @ :
     Series I
           Net proceeds from sales of shares                           69,191,701       3,021,226      52,830,578       3,011,499
           Reinvestment of distributions                                        4             140               -               -
           Cost of shares redeemed                                     (5,006,913)           (267)     (5,138,829)            (70)
                                                                     ------------    ------------    ------------    ------------
     Total Series I transactions                                       64,184,792       3,021,099      47,691,749       3,011,429

     Series II
           Net proceeds from sales of shares                           11,268,974               -       8,379,920               -
           Reinvestment of distributions                                        -               -               -               -
           Cost of shares redeemed                                        (29,621)              -         (34,310)              -
                                                                     ------------    ------------    ------------    ------------
     Total Series II transactions                                      11,239,353               -       8,345,610               -
Net increase in net assets from capital
     share transactions                                                75,424,145       3,021,099      56,037,359       3,011,429
                                                                     ------------    ------------    ------------    ------------
Increase in net assets                                                 71,904,630       2,889,862      54,876,018       2,897,000
Net assets at beginning of period                                       2,889,862               -       2,897,000               -
                                                                     ------------    ------------    ------------    ------------
Net assets at end of period                                          $ 74,794,492    $  2,889,862    $ 57,773,018    $  2,897,000
                                                                     ============    ============    ============    ============

@  Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                   6,745,951         241,929       4,907,682         240,975
          Reinvestment of distributions                                         -              12               -               -
          Shares redeemed                                                (496,271)            (24)       (485,518)             (6)
                                                                     ------------    ------------    ------------    ------------
     Net increase                                                       6,249,680         241,917       4,422,164         240,969
                                                                     ============    ============    ============    ============

     Series II
          Shares sold                                                   1,104,516               -         781,906               -
          Reinvestment of distributions                                         -               -               -               -
          Shares redeemed                                                  (2,887)              -          (3,210)              -
                                                                     ------------    ------------    ------------    ------------
     Net increase                                                       1,101,629               -         778,696               -
                                                                     ============    ============    ============    ============

                                                                       HIGH
                                                                    GRADE BOND
                                                                       TRUST
                                                           ----------------------------
                                                               YEAR         7/16/2001*
                                                               ENDED            TO
                                                            12/31/2002      12/31/2001
                                                           -------------  -------------
Increase in net assets:
Operations:
Net investment income (loss)                               $    414,589    $     64,298
Net realized gain (loss) on:
     Investment transactions                                    185,172          27,025
     Foreign currency and forward foreign currency
     contracts                                                        -               -
                                                           ------------    ------------
Change in unrealized appreciation (depreciation) on:
     Investments                                              1,349,499           3,479
     Foreign currency and forward foreign currency
     contracts                                                        -               -
                                                           ------------    ------------
Net increase (decrease) in net assets resulting from
operations                                                    1,949,260          94,802
Distribution to shareholders from:
     Net investment income
           Series I                                            (372,010)        (65,358)
           Series II                                            (67,179)              -
     Net realized short term gains on investments, futures,
     and foreign currency transactions
           Series I                                             (83,763)        (40,211)
           Series II                                            (15,439)              -
     Net realized long term gains on investments, futures,
     and foreign currency transactions
           Series I                                              (9,753)              -
           Series II                                             (1,798)              -
                                                           ------------    ------------
     Total distributions                                       (549,942)       (105,569)
Capital Shares Transactions @ :
     Series I
           Net proceeds from sales of shares                 82,486,925       3,162,162
           Reinvestment of distributions                      - 465,526         105,569
           Cost of shares redeemed                           (9,491,065)         (3,150)
                                                           ------------    ------------
     Total Series I transactions                             73,461,386       3,264,581

     Series II
           Net proceeds from sales of shares                 14,473,900               -
           Reinvestment of distributions                         84,416               -
           Cost of shares redeemed                              (66,644)              -
                                                           ------------    ------------
     Total Series II transactions                            14,491,672               -
Net increase in net assets from capital
     share transactions                                      87,953,058       3,264,581
                                                           ------------    ------------
Increase in net assets                                       89,352,376       3,253,814
Net assets at beginning of period                             3,253,814               -
                                                           ------------    ------------
Net assets at end of period                                $ 92,606,190    $  3,253,814
                                                           ============    ============

@  Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                         6,061,733         252,537
          Reinvestment of distributions                          33,760           8,507
          Shares redeemed                                      (695,472)           (241)
                                                           ------------    ------------
     Net increase                                             5,400,021         260,803
                                                           ============    ============

     Series II
          Shares sold                                         1,062,895               -
          Reinvestment of distributions                           6,122               -
          Shares redeemed                                        (4,831)              -
                                                           ------------    ------------
     Net increase                                             1,064,186               -
                                                           ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                INTERNET TECHNOLOGIES TRUST
                                                    ----------------------------------------------------
                                                                   SERIES I                  SERIES II
                                                    ------------------------------------    ------------

                                                    YEARS ENDED DECEMBER 31,   5/1/2000*     1/28/2002*
                                                    ------------------------       TO           TO
                                                      2002@         2001@     12/31/2000@    12/31/2002@
                                                    --------      --------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                $   3.79      $   7.03    $  12.50       $  3.77
Income from investment operations:
     Net investment loss                               (0.03)        (0.03)      (0.05)        (0.03)
     Net realized and unrealized loss on
     investments and foreign currency transactions     (1.38)        (3.21)      (5.42)        (1.36)
                                                    --------      --------    --------       -------
     Total from investment operations                  (1.41)        (3.24)      (5.47)        (1.39)
                                                    --------      --------    --------       -------
NET ASSET VALUE, END OF PERIOD                      $   2.38      $   3.79    $   7.03       $  2.38
                                                    ========      ========    ========       =======
      TOTAL RETURN                                    (37.20%)      (46.09%)    (43.76%)+     (36.87%)+
Net assets, end of period (000's)                   $ 25,929      $ 41,198    $ 53,314       $ 2,624
Ratio of expenses to average net assets                 1.30%         1.26%       1.28%(A)      1.50%(A)
Ratio of net investment loss to average net assets     (1.20%)       (0.55%)     (0.63%)(A)    (1.44%)(A)
Portfolio turnover rate                                   47%           70%         29%(A)        47%(A)

                                                                           PACIFIC RIM EMERGING MARKETS TRUST
                                                    -----------------------------------------------------------------------
                                                                                SERIES I                         SERIES II
                                                    ---------------------------------------------------------  ------------

                                                                        YEARS ENDED DECEMBER 31,                1/28/2002*
                                                    ---------------------------------------------------------       TO
                                                       2002@      2001@       2000@       1999         1998     12/31/2002@
                                                    --------    --------    --------    --------     --------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   6.65    $   8.20    $  10.88    $   6.83     $   7.16    $ 6.63
Income from investment operations:
     Net investment income (loss)                       0.02        0.02        0.06        0.09         0.08     (0.02)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions     (0.85)      (1.54)      (2.70)       4.17        (0.41)    (0.79)
                                                    --------    --------    --------    --------     --------    ------
     Total from investment operations                  (0.83)      (1.52)      (2.64)       4.26        (0.33)    (0.81)
                                                    --------    --------    --------    --------     --------    ------
Less distributions:
     Dividends from net investment income              (0.01)      (0.03)      (0.04)      (0.21)           -     (0.01)
                                                    --------    --------    --------    --------     --------    ------
NET ASSET VALUE, END OF PERIOD                      $   5.81    $   6.65    $   8.20    $  10.88        $6.83    $ 5.81
                                                    ========    ========    ========    ========     ========    ======
      TOTAL RETURN                                    (12.53%)    (18.57%)    (24.37%)     62.87%       (4.61%)  (12.27%)+
Net assets, end of period (000's)                   $ 45,937    $ 55,981    $ 83,370    $ 94,753     $ 27,995    $4,287
Ratio of expenses to average net assets                 1.23%       1.23%       1.03%       1.11%        1.21%     1.43%(A)
Ratio of net investment income (loss) to average
 net assets                                             0.24%       0.32%       0.61%       0.90%        1.21%    (0.28%)(A)
Portfolio turnover rate                                   28%         76%         55%         42%          62%       28%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           TELECOMMUNICATIONS TRUST
                                                   -------------------------------------------
                                                           SERIES I                SERIES II
                                                   ----------------------------  -------------

                                                    YEAR ENDED     4/30/2001*     1/28/2002*
                                                    DECEMBER 31,      TO             TO
                                                       2002@       12/31/2001@    12/31/2002@
                                                   ------------   -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   7.93      $  12.50        $  7.47
Income from investment operations:
  Net investment loss                                  (0.01)        (0.01)         (0.02)
  Net realized and unrealized loss on
  investments and foreign currency transactions        (3.77)        (4.56)         (3.31)
                                                    --------      --------        -------
  Total from investment operations                     (3.78)        (4.57)         (3.33)
                                                    --------      --------        -------
NET ASSET VALUE, END OF PERIOD                      $   4.15      $   7.93        $  4.14
                                                    ========      ========        =======
  TOTAL RETURN                                        (47.67%)      (36.56%)+      (44.58%)+
Net assets, end of period (000's)                   $ 11,638      $ 16,918        $ 2,287
Ratio of expenses to average net assets                 1.51%         1.44%(A)       1.71%(A)
Ratio of net investment loss to average net assets     (0.25%)       (0.19%)(A)     (0.49%)(A)
Portfolio turnover rate                                  159%           80%(A)        159%(A)

                                                                                SCIENCE & TECHNOLOGY TRUST
                                                    --------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                                    ----------------------------------------------------------------   -------------

                                                                        YEARS ENDED DECEMBER 31,                        1/28/2002*
                                                    ----------------------------------------------------------------        TO
                                                      2002@         2001@        2000@          1999         1998       12/31/2002@
                                                    -----------  -----------  ------------  ------------  ----------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   12.83    $   23.24    $    36.17    $    19.52    $  13.62     $  12.61
Income from investment operations:
     Net investment loss                                (0.08)       (0.13)        (0.24)        (0.06)      (0.09)       (0.08)
     Net realized and unrealized gain (loss) on
      investments foreign currency transactions         (5.15)       (9.36)       (11.77)        19.43        5.99        (4.94)
                                                    ---------    ---------    ----------    ----------    --------     --------
     Total from investment operations                   (5.23)       (9.49)       (12.01)        19.37        5.90        (5.02)
                                                    ---------    ---------    ----------    ----------    --------     --------
Less distributions:
     Distributions from capital gains                       -        (0.92)        (0.92)        (2.72)          -            -
                                                    ---------    ---------    ----------    ----------    --------     --------
     Total distributions                                    -        (0.92)        (0.92)        (2.72)          -            -
                                                    ---------    ---------    ----------    ----------    --------     --------
NET ASSET VALUE, END OF PERIOD                      $    7.60    $   12.83    $    23.24    $    36.17    $  19.52     $   7.59
                                                    =========    =========    ==========    ==========    ========     ========
     TOTAL RETURN (B)                                  (40.76%)     (41.25%)      (34.06%)       99.49%      43.32%      (39.81%)+
Net assets, end of period (000's)                   $ 358,553    $ 729,587    $1,262,181    $1,144,454    $179,285     $ 11,064
Ratio of expenses to average net assets                  1.17%        1.16%         1.15%         1.16%       1.21%        1.37%(A)
Ratio of expenses to average net assets after
 expense reductions                                      1.15%        1.15%         1.14%         1.16%       1.21%        1.35%(A)
Ratio of net investment loss to average net assets      (0.87%)      (0.80%)       (0.73%)       (0.40%)     (0.73%)      (1.07%)(A)
Portfolio turnover rate                                    59%         144%          133%          113%        105%          59%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

+        Not Annualized

(A)      Annualized

(B) The total return for the years ended 2002, 2001 and 2000 for series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                INTERNATIONAL SMALL CAP TRUST
                                                    -------------------------------------------------------------------------------
                                                                              SERIES I                                 SERIES II
                                                    -------------------------------------------------------------   ---------------

                                                                        YEARS ENDED DECEMBER 31,                      1/28/2002*
                                                    -------------------------------------------------------------         TO
                                                      2002@        2001@        2000@         1999        1998        12/31/2002@
                                                    ---------    ---------    ---------    ----------   ---------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   11.30    $   16.40    $   28.16    $   15.28    $  13.70    $     11.35
Income from investment operations:
   Net investment income (loss)                         (0.04)           -        (0.15)       (0.07)       0.07          (0.07)
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions        (1.85)       (5.10)       (6.33)       13.00        1.56          (1.87)
                                                    ---------    ---------    ---------    ---------    --------    -----------
   Total from investment operations                     (1.89)       (5.10)       (6.48)       12.93        1.63          (1.94)
                                                    ---------    ---------    ---------    ---------    --------    -----------
Less distributions:
   Dividends from net investment income                     -            -            -        (0.05)      (0.05)             -
   Distributions from capital gains                         -            -        (5.28)           -           -              -
                                                    ---------    ---------    ---------    ---------    --------    -----------
   Total distributions                                      -            -        (5.28)       (0.05)      (0.05)             -
                                                    ---------    ---------    ---------    ---------    --------    -----------
NET ASSET VALUE, END OF PERIOD                      $    9.41    $   11.30    $   16.40    $   28.16    $  15.28    $      9.41
                                                    =========    =========    =========    =========    =========   ===========
   TOTAL RETURN                                        (16.73%)     (31.10%)     (29.16%)      84.92%      11.86%        (17.09%)+
Net assets, end of period (000's)                   $ 100,006    $ 146,451    $ 257,406    $ 239,961    $147,898    $     4,848
Ratio of expenses to average net assets                  1.57%        1.60%        1.54%        1.37%       1.25%          1.77%(A)
Ratio of net investment income (loss) to average
 net assets                                             (0.40%)      (0.01%)      (0.67%)      (0.41%)      0.44%         (0.73%)(A)
Portfolio turnover rate                                   501%         721%         529%         309%         45%           501%(A)

                                                                  HEALTH SCIENCES TRUST
                                                       -------------------------------------------
                                                         SERIES I                     SERIES II
                                                       -------------------------------------------

                                                        YEAR ENDED    4/30/2001*       1/28/2002*
                                                       DECEMBER 31,      TO               TO
                                                          2002@       12/31/2001@     12/31/2002@
                                                       ------------   -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  13.54      $ 12.50        $  12.90
Income from investment operations:
     Net investment loss                                    (0.08)       (0.07)          (0.09)
     Net realized and unrealized gain (loss) on
      investments and foreign currency transactions         (3.60)        1.11           (2.95)
                                                         --------      -------        --------
     Total from investment operations                       (3.68)        1.04           (3.04)
                                                         --------      -------        --------
Less distributions:
     Distributions from capital gains                       (0.03)           -           (0.03)
                                                         --------      -------        --------
     Total distributions                                    (0.03)           -           (0.03)
                                                         --------      -------        --------
NET ASSET VALUE, END OF PERIOD                           $   9.83      $ 13.54        $   9.83
                                                         ========      =======        ========

     TOTAL RETURN (B)                                      (27.24%)       8.32%+        (23.63%)+
Net assets, end of period (000's)                        $ 62,075      $51,568        $ 15,924
Ratio of expenses to average net assets                      1.25%        1.45% (A)       1.45%(A)
Ratio of expenses to average net assets after
 expense reductions                                          1.23%        1.44%(A)        1.43%(A)
Ratio of net investment loss to average net assets          (0.74%)      (0.76%)(A)      (1.02%)(A)
Portfolio turnover rate                                        55%          81%(A)          55%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 for Series II wound have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  AGGRESSIVE GROWTH TRUST
                                                       -----------------------------------------------------------------------------
                                                                            SERIES I                                     SERIES II
                                                       -------------------------------------------------------------    ------------

                                                                      YEARS ENDED DECEMBER 31,                           1/28/2002*
                                                       -------------------------------------------------------------         TO
                                                          2002@        2001@        2000@        1999         1998       12/31/2002@
                                                       ---------     --------    ---------     ---------   ---------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   13.22    $   17.86    $   17.34     $  13.04    $   12.50    $ 12.90
Income from investment operations:
     Net investment loss                                   (0.09)       (0.11)       (0.12)       (0.06)       (0.07)     (0.12)
     Net realized and unrealized gain (loss) on
      investments and foreign currency transactions        (3.21)       (4.53)        0.64         4.36         0.61      (2.86)
                                                       ---------    ---------    ---------    ---------    ---------    -------
     Total from investment operations                      (3.30)       (4.64)        0.52         4.30         0.54      (2.98)
                                                       ---------    ---------    ---------    ---------    ---------    -------
NET ASSET VALUE, END OF PERIOD                         $    9.92    $   13.22    $   17.86    $   17.34    $   13.04    $  9.92
                                                       =========    =========    =========    =========    =========    =======
     TOTAL RETURN                                         (24.96%)     (25.98%)       3.00%       32.98%        4.32%     (23.1%)+
Net assets, end of period (000's)                      $ 225,798    $ 309,746    $ 416,643    $ 135,503    $ 143,010    $17,322
Ratio of expenses to average net assets                     1.09%        1.07%        1.07%        1.15%        1.14%      1.29%(A)
Ratio of net investment loss to average net assets         (0.80%)      (0.73%)      (0.61%)      (0.59%)      (0.64%)    (1.27%)A
Portfolio turnover rate                                      104%          96%          70%         161%         189%       104%(A)

                                                                                    EMERGING SMALL COMPANY TRUST
                                                     -------------------------------------------------------------------------------
                                                                                    SERIES I                             SERIES II
                                                     ---------------------------------------------------------------   -------------

                                                                 YEARS ENDED DECEMBER 31,                                1/28/2002*
                                                     ---------------------------------------------------------------        TO
                                                         2002@        2001@        2000@         1999         1998       12/31/2002@
                                                     ------------   ---------    ---------    ---------    ---------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    26.06     $  35.02    $   40.74    $   23.82    $   24.13    $ 25.13

Income from investment operations:
     Net investment loss                                   (0.12)       (0.08)       (0.02)       (0.09)       (0.12)     (0.11)
     Net realized and unrealized gain (loss) on
      investments and foreign currency transactions        (7.49)       (7.75)       (1.33)       17.35         0.17      (6.58)
                                                      ----------     --------    ---------    ---------    ---------    -------
     Total from investment operations                      (7.61)       (7.83)       (1.35)       17.26         0.05      (6.69)
                                                      ----------     --------    ---------    ---------    ---------    -------
Less distributions:
     Distributions from capital gains                          -        (1.13)       (4.37)       (0.34)       (0.36)         -
                                                      ----------     --------    ---------    ---------    ---------    -------
     Total distributions                                       -        (1.13)       (4.37)       (0.34)       (0.36)         -
                                                      ----------     --------    ---------    ---------    ---------    -------

NET ASSET VALUE, END OF PERIOD                        $    18.45     $  26.06    $   35.02    $   40.74    $   23.82    $ 18.44
                                                      ==========     ========    =========    =========    =========    =======
     TOTAL RETURN                                         (29.20%)     (22.24%)      (4.30%)      73.53%        0.07%    (26.62%)+
Net assets, end of period (000's)                     $  293,594     $447,673    $ 573,471    $ 453,152    $ 300,637    $17,791
Ratio of expenses to average net assets                     1.12%        1.12%        1.10%        1.12%        1.10%      1.32%
Ratio of net investment loss to average net assets         (0.57%)      (0.30%)      (0.04%)      (0.35%)      (0.54%)    (0.63%)(A)
Portfolio turnover rate                                       35%          48%          23%         136%          77%      35%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           SMALL COMPANY BLEND TRUST
                                                    ------------------------------------------------------------------
                                                                       SERIES I                             SERIES II
                                                    --------------------------------------------------    ------------

                                                                YEARS ENDED DECEMBER 31,    05/01/1999*    1/28/2002*
                                                    ------------------------------------        TO             TO
                                                       2002@        2001@        2000@      12/31/1999     12/31/2002@
                                                    ----------    ---------    --------    ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.98    $   11.31    $  15.76    $  12.50       $  10.69
Income from investment operations:
     Net investment income (loss)                            -#        0.03           -#      (0.01)          0.01
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (2.80)       (0.30)      (3.11)       3.58          (2.53)
                                                     ---------    ---------    --------    --------       --------
     Total from investment operations                    (2.80)       (0.27)      (3.11)       3.57          (2.52)
                                                     ---------    ---------    --------    --------       --------
Less distributions:
     Dividends from net investment income                (0.02)           -           -           -          (0.02)
     Distributions from capital gains                        -        (0.06)      (1.34)      (0.31)             -
                                                     ---------    ---------    --------    --------       --------
     Total distributions                                 (0.02)       (0.06)      (1.34)      (0.31)         (0.02)
                                                     ---------    ---------    --------    --------       --------

NET ASSET VALUE, END OF PERIOD                       $    8.16    $   10.98    $  11.31    $  15.76       $   8.15
                                                     =========    =========    ========    ========       ========
     TOTAL RETURN                                       (25.55%)      (2.31%)    (19.74%)     28.56% +      (23.63%)+
Net assets, end of period (000's)                    $ 106,357    $ 161,250    $ 95,123    $ 53,514       $ 16,014
Ratio of expenses to average net assets                   1.15%        1.17%       1.19%        1.3%(A)       1.35%(A)
Ratio of net investment income (loss) to average
 net assets                                              (0.04%)       0.29%      (0.01%)     (0.12%)(A)      0.12%(A)
Portfolio turnover rate                                     48%          39%         49%         28%(A)        48%(A)

                                                                        DYNAMIC GROWTH TRUST
                                                     -----------------------------------------------------
                                                              SERIES I                        SERIES II
                                                     --------------------------------------  -------------

                                                     YEARS ENDED DECEMBER 31,    5/1/2000*    1/28/2002*
                                                     ------------------------       TO          TO
                                                       2002@        2001@       12/31/2000@   12/31/2002@
                                                     --------    ---------      -----------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   4.76    $    7.98      $   12.50      $  4.40
Income from investment operations:
     Net investment income (loss)                       (0.02)       (0.02)          0.02        (0.03)
     Net realized and unrealized loss on
      investments and foreign currency transactions     (1.33)       (3.19)         (4.54)       (0.97)
                                                     --------    ---------      ---------      -------
     Total from investment operations                   (1.35)       (3.21)         (4.52)       (1.00)
                                                     --------    ---------      ---------      -------
Less distributions:
     Dividends from net investment income                   -        (0.01)             -            -
                                                     --------    ---------      ---------      -------
     Total distributions                                    -        (0.01)             -            -
                                                     --------    ---------      ---------      -------

NET ASSET VALUE, END OF PERIOD                       $   3.41    $    4.76      $    7.98      $  3.40
                                                     ========    =========      =========      =======

      TOTAL RETURN                                     (28.36%)     (40.24%)       (36.16%)+    (22.73%)+
Net assets, end of period (000's)                    $ 63,745    $ 132,709      $ 135,758      $ 4,242
Ratio of expenses to average net assets                  1.10%        1.08%          1.07%(A)     1.30%(A)
Ratio of net investment income (loss) to average
  net assets                                            (0.55%)      (0.43%)         0.35%(A)    (0.81%)(A)
Portfolio turnover rate                                   165%         180%            80%(A)      165%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 MID CAP GROWTH TRUST
                                                     -------------------------------------------
                                                               SERIES I             SERIES II
                                                     ----------------------------  -------------

                                                       YEAR ENDED    4/30/2001*      1/28/2002*
                                                      DECEMBER 31,      TO              TO
                                                         2002@       12/31/2001@     12/31/2002@
                                                     -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.47       $  12.50       $ 10.35
Income from investment operations:
     Net investment loss                                (0.07)         (0.05)        (0.07)
     Net realized and unrealized loss on
     investments and foreign currency transactions      (3.11)         (1.98)        (3.00)
                                                     --------       --------       -------
     Total from investment operations                   (3.18)         (2.03)        (3.07)
                                                     --------       --------       -------
NET ASSET VALUE, END OF PERIOD                       $   7.29       $  10.47       $  7.28
                                                     ========       ========       =======
     TOTAL RETURN                                      (30.37%)       (16.24%)+     (29.66%)+
Net assets, end of period (000's)                    $ 32,381       $ 31,370       $ 8,364
Ratio of expenses to average net assets                  1.25%          1.39%(A)      1.45%(A)
Ratio of net investment loss to average net assets      (0.82%)        (0.67%)(A)    (1.00%)(A)
Portfolio turnover rate                                    82%            39%(A)        82%(A)

                                                             MID CAP OPPORTUNITIES TRUST
                                                     --------------------------------------------
                                                                SERIES I              SERIES II
                                                     ----------------------------   -------------

                                                       YEAR ENDED     4/30/2001*      1/28/2002*
                                                      DECEMBER 31,        TO             TO
                                                         2002@       12/31/2001@     12/31/2002@
                                                     -------------   -----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.59        $  12.50       $ 10.27
Income from investment operations:
     Net investment loss                                (0.08)          (0.06)        (0.08)
     Net realized and unrealized loss on
     investments and foreign currency transactions      (3.12)          (1.85)        (2.81)
                                                     --------        --------       -------
     Total from investment operations                   (3.20)          (1.91)        (2.89)
                                                     --------        --------       -------
NET ASSET VALUE, END OF PERIOD                       $   7.39        $  10.59       $  7.38
                                                     ========        ========       =======
     TOTAL RETURN                                      (30.22%)        (15.28)% +    (28.14%)+
Net assets, end of period (000's)                    $ 17,412        $ 29,556       $ 4,885
Ratio of expenses to average net assets                  1.40%           1.44%(A)      1.60%(A)
Ratio of net investment loss to average net assets      (0.89%)         (0.83%)(A)    (1.15%)(A)
Portfolio turnover rate                                   133%            117%(A)       133%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 MID CAP STOCK TRUST
                                                     -------------------------------------------------------------------
                                                                          SERIES I                            SERIES II
                                                     ----------------------------------------------------    -----------

                                                             YEARS ENDED DECEMBER 31,         05/01/1999*    1/28/2002*
                                                     --------------------------------------       TO             TO
                                                       2002@        2001@         2000@       12/31/1999     12/31/2002@
                                                     ---------    ---------     ---------     -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.77    $   12.10     $   12.60     $  12.50       $  10.64
Income from investment operations:
     Net investment loss                                 (0.05)       (0.04)        (0.01)       (0.01)         (0.05)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (2.38)       (1.29)        (0.49)        0.11          (2.25)
                                                     ---------    ---------     ---------     --------       --------
     Total from investment operations                    (2.43)       (1.33)        (0.50)        0.10          (2.30)
                                                     ---------    ---------     ---------     --------       --------

NET ASSET VALUE, END OF PERIOD                       $    8.34    $   10.77     $   12.10     $  12.60       $   8.34
                                                     =========    =========     =========     ========       ========

     TOTAL RETURN                                       (22.56%)     (10.99%)       (3.97%)       0.80%+       (21.62%)+
Net assets, end of period (000's)                    $ 186,950    $ 153,732     $ 122,350     $ 99,504       $ 31,611
Ratio of expenses to average net assets                   1.00%        1.00%         1.00%        1.03%(A)       1.20%(A)
Ratio of net investment loss to average net assets       (0.53%)      (0.36%)       (0.11%)      (0.15%)(A)     (0.70%)(A)
Portfolio turnover rate                                    128%         170%          300%          36%(A)        128%(A)

                                                                                ALL CAP GROWTH TRUST
                                                     -------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                                     --------------------------------------------------------------     ------------

                                                                     YEARS ENDED DECEMBER 31,                           1/28/2002*
                                                     --------------------------------------------------------------         TO
                                                       2002@        2001@         2000@         1999         1998       12/31/2002@
                                                     ---------    ---------     ---------     --------     --------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   14.75    $   20.65     $   24.89     $  19.77     $  15.41     $ 14.49
Income from investment operations:
     Net investment loss                                 (0.06)       (0.06)        (0.09)       (0.08)       (0.04)      (0.06)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (3.54)       (4.81)        (2.32)        7.87         4.40       (3.29)
                                                     ---------    ---------     ---------     --------     --------     -------
     Total from investment operations                    (3.60)       (4.87)        (2.41)        7.79         4.36       (3.35)
                                                     ---------    ---------     ---------     --------     --------     -------
Less distributions:
     Distributions from capital gains                        -        (1.03)        (1.83)       (2.67)           -           -
                                                     ---------    ---------     ---------     --------     --------     -------
     Total distributions                                     -        (1.03)        (1.83)       (2.67)           -           -
                                                     ---------    ---------     ---------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD                       $   11.15    $   14.75     $   20.65     $  24.89       $19.77     $ 11.14
                                                     =========    =========     =========     ========     ========     =======
     TOTAL RETURN                                       (24.41%)     (23.77%)      (10.79%)      44.69%       28.29%     (23.12%)+
Net assets, end of period (000's)                    $ 456,752    $ 637,879     $ 873,214     $662,674     $395,109     $24,896
Ratio of expenses to average net assets                   1.02%        1.01%         1.00%        1.03%        1.04%       1.22%(A)
Ratio of net investment loss to average net assets       (0.43%)      (0.39%)       (0.37%)      (0.46%)      (0.27%)     (0.54%)(A)
Portfolio turnover rate                                     80%          69%          103%         193%         150%         80%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               FINANCIAL SERVICES TRUST
                                                     ------------------------------------------
                                                                SERIES I             SERIES II
                                                     ---------------------------    -----------

                                                       YEAR ENDED    4/30/2001*     1/28/2002*
                                                      DECEMBER 31,      TO              TO
                                                         2002@       12/31/2001@    12/31/2002@
                                                     -------------   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   11.63       $  12.50       $ 11.48
Income from investment operations:
     Net investment income                                0.03           0.01          0.03
     Net realized and unrealized loss on
     investments and foreign currency transactions       (2.11)         (0.88)        (1.97)
                                                     ---------       --------       -------
     Total from investment operations                    (2.08)         (0.87)        (1.94)
                                                     ---------       --------       -------
Less distributions:
     Dividends from net investment income                    -#             -#            -#
                                                     ---------       --------       -------
     Total distributions                                     -              -             -
                                                     ---------       --------       -------

NET ASSET VALUE, END OF PERIOD                       $    9.55       $  11.63       $  9.54
                                                     =========       ========       =======
     TOTAL RETURN                                       (17.88%)        (6.93%)+     (16.90%) +
Net assets, end of period (000's)                    $  37,132       $ 24,840       $12,138
Ratio of expenses to average net assets                   1.07%          1.21%(A)      1.27%(A)
Ratio of net investment income to average net
 assets                                                   0.31%          0.08%(A)      0.37%(A)
Portfolio turnover rate                                     34%            53%(A)        34%(A)

                                                                                     OVERSEAS TRUST
                                                     ----------------------------------------------------------------------------
                                                                                SERIES I                               SERIES II
                                                     -------------------------------------------------------------    -----------

                                                                       YEARS ENDED DECEMBER 31,                       1/28/2002*
                                                     -------------------------------------------------------------       TO
                                                       2002@        2001@          2000@       1999         1998      12/31/2002@
                                                     ---------    ---------     ---------    --------     --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    8.56    $   11.91     $   15.92    $  11.33     $  11.01    $   8.25
Income from investment operations:
     Net investment income (loss)                         0.03         0.07          0.05        0.08         0.06       (0.02)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (1.86)       (2.47)        (2.84)       4.51         0.88       (1.50)
                                                     ---------    ---------     ---------    --------     --------    --------
     Total from investment operations                    (1.83)       (2.40)        (2.79)       4.59         0.94       (1.52)
                                                     ---------    ---------     ---------    --------     --------    --------
Less distributions:
     Dividends from net investment income                (0.04)       (0.03)        (0.13)          -        (0.26)      (0.04)
     Distributions from capital gains                        -        (0.92)        (1.09)          -        (0.36)          -
                                                     ---------    ---------     ---------    --------     --------    --------
     Total distributions                                 (0.04)       (0.95)        (1.22)          -        (0.62)      (0.04)
                                                     ---------    ---------     ---------    --------     --------    --------
NET ASSET VALUE, END OF PERIOD                       $    6.69    $    8.56     $   11.91    $  15.92     $  11.33    $   6.69
                                                     =========    =========     ==========   ========     ========    ========
     TOTAL RETURN                                       (21.44%)     (21.10%)      (18.72%)     40.51%        8.04%     (18.49%)+
Net assets, end of period (000's)                    $ 298,843    $ 428,911     $ 488,582    $404,223     $218,551    $ 27,680
Ratio of expenses to average net assets                   1.10%        1.10%         1.15%       1.21%        1.16%       1.30%(A)
Ratio of net investment income (loss) to average
 net assets                                               0.37%        0.76%         0.40%       0.73%        0.61%      (0.24%)(A)
Portfolio turnover rate                                     81%         100%          142%        147%         150%         81% (A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                INTERNATIONAL STOCK TRUST
                                                     ------------------------------------------------------------------------------
                                                                              SERIES I                                   SERIES II
                                                     --------------------------------------------------------------     -----------

                                                                       YEARS ENDED DECEMBER 31,                         1/28/2002*
                                                     --------------------------------------------------------------         TO
                                                        2002@        2001@        2000@         1999         1998       12/31/2002@
                                                     ---------    ---------     ---------     --------     --------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.59    $   12.81     $   15.43     $  12.98     $  11.47     $   9.92
Income from investment operations:
     Net investment income (loss)                         0.07         0.04          0.01         0.08         0.09        (0.01)
     Net realized and unrealized gain (loss) on
      investments and foreign currency transactions      (2.14)       (2.75)        (2.56)        3.76         1.62        (2.39)
                                                     ---------    ---------     ---------     --------     --------     --------
     Total from investment operations                    (2.07)       (2.71)        (2.55)        3.84         1.71        (2.40)
                                                     ---------    ---------     ---------     --------     --------     --------
Less distributions:
     Dividends from net investment income                (0.04)       (0.02)            -        (0.07)       (0.09)       (0.04)
     Distributions from capital gains                        -        (0.49)        (0.07)       (1.32)       (0.11)           -
                                                     ---------    ---------     ---------     --------     --------     --------
     Total Distributions                                 (0.04)       (0.51)        (0.07)       (1.39)       (0.20)       (0.04)
                                                     ---------    ---------     ---------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $    7.48    $    9.59     $   12.81     $  15.43     $  12.98     $   7.48
                                                     =========    =========     =========     ========     ========     ========
     TOTAL RETURN (B)                                   (21.69%)     (21.54%)      (16.57%)      29.71%       14.91%      (24.29%)+
Net assets, end of period (000's)                    $ 246,794    $ 265,353     $ 298,054     $231,729     $234,103     $ 32,674
Ratio of expenses to average net assets                   1.18%        1.22%         1.24%        1.25%        1.25%        1.38%(A)
Ratio of expenses to average net assets after
 expense reduction                                        1.17%        1.21%         1.23%        1.25%        1.25%        1.37%(A)
Ratio of net investment income (loss) to average
 net assets                                               0.77%        0.42%         0.10%        0.58%        0.82%       (0.20%)
Portfolio turnover rate                                     78%          31%           39%          39%          27%          78%(A)

                                                                           INTERNATIONAL VALUE TRUST
                                                     -------------------------------------------------------------------
                                                                             SERIES I                         SERIES II
                                                     -------------------------------------------------       -----------

                                                            YEARS ENDED DECEMBER 31,       05/01/1999*       1/28/2002*
                                                     ------------------------------------      TO                TO
                                                       2002@         2001@        2000@    12/31/1999        12/31/2002@
                                                     ---------    ---------     ---------  -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.54    $   12.06     $   12.98     $  12.50       $  10.31
Income from investment operations:
     Net investment income                                0.14         0.14          0.20         0.08           0.01
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (2.01)       (1.34)        (1.04)        0.40          (1.65)
                                                     ---------    ---------     ---------     --------       --------
     Total from investment operations                    (1.87)       (1.20)        (0.84)        0.48          (1.64)
                                                     ---------    ---------     ---------     --------       --------
Less Distributions
     Dividends from net investment income                (0.07)       (0.12)        (0.05)           -          (0.07)
     Distributions from capital gains                        -        (0.20)        (0.03)           -              -
                                                     ---------    ---------     ---------     --------       --------
     Total Distributions                                 (0.07)       (0.32)        (0.08)           -          (0.07)
                                                     ---------    ---------     ---------     --------       --------

NET ASSET VALUE, END OF PERIOD                       $    8.60    $   10.54     $   12.06     $  12.98       $   8.60
                                                     =========    =========     =========     ========       ========
     TOTAL RETURN                                       (17.84%)      (9.97%)       (6.46%)       3.84%+       (16.00%)+
Net assets, end of period (000's)                    $ 228,882    $ 208,230     $ 158,511     $100,970       $ 50,353
Ratio of expenses to average net assets                   1.12%        1.15%         1.18%        1.23%(A)       1.32%(A)
Ratio of net investment income to average
 net assets                                               1.45%        1.32%         1.63%        1.27%(A)       0.09%(A)
Portfolio turnover rate                                     26%          33%           41%           4%(A)         26%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

(B) The total return for the years ended 2002, 2001 and 2000 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   CAPITAL APPRECIATION TRUST
                                                     ----------------------------------------------------
                                                                    SERIES I                   SERIES II
                                                     --------------------------------------   -----------

                                                      YEARS ENDED DECEMBER 31,   11/1/2000*   1/28/2002*
                                                     -------------------------       TO           TO
                                                       2002@        2001@       12/31/2000@   12/31/2002@
                                                     ---------    --------      -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    8.95    $  10.97      $ 12.50       $   8.73
Income from investment operations:
     Net investment loss                                 (0.01)      (0.02)           -#         (0.02)
     Net realized and unrealized loss on
      investments and foreign currency transactions      (2.73)      (2.00)       (1.53)         (2.51)
                                                     ---------    --------      -------       --------
     Total from investment operations                    (2.74)      (2.02)       (1.53)         (2.53)
                                                     ---------    --------      -------       --------
NET ASSET VALUE, END OF PERIOD                       $    6.21    $   8.95      $ 10.97       $   6.20
                                                     =========    ========      =======       ========
      TOTAL RETURN (B)                                  (30.61%)    (18.41%)     (12.24%)+      (28.98%)+
Net assets, end of period (000's)                    $ 100,415    $ 40,202      $ 5,280       $ 22,698
Ratio of expenses to average net assets                   1.05%       1.20%        1.60%(A)       1.25%(A)
Ratio of expenses to average net assets after
 expense reductions                                       1.05%       1.20%        1.40%(A)       1.25%(A)
Ratio of net investment loss to average net assets       (0.14%)     (0.22%)      (0.21%)(A)     (0.27%)(A)
Portfolio turnover rate                                     67%        102%         143% (A)        67%(A)

                                                                             STRATEGIC OPPORTUNITIES TRUST
                                                     -------------------------------------------------------------------------------
                                                                                       SERIES I                          SERIES II
                                                     ----------------------------------------------------------------   ------------

                                                                              YEARS ENDED DECEMBER 31,                  1/28/2002*
                                                     ----------------------------------------------------------------       TO
                                                       2002@        2001@         2000@         1999         1998       12/31/2002@
                                                     ---------    ----------    ----------    ----------   ----------   ------------
Net asset value, beginning of period                 $   12.64    $    17.52    $    21.90    $    19.48   $    21.50   $ 11.99
Income from investment operations:
     Net investment income (loss)                        (0.03)        (0.02)         0.08          0.07         0.08         -
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (4.87)        (2.47)        (1.20)         4.75         2.13     (4.26)
                                                     ---------    ----------    ----------    ----------   ----------   -------
     Total from investment operations                    (4.90)        (2.49)        (1.12)        4.82          2.21     (4.26)
                                                     ---------    ----------    ----------    ----------   ----------   -------
Less distributions:
     Dividends from net investment income                    -         (0.08)        (0.07)        (0.09)       (0.07)        -
     Distributions from capital gains                        -         (2.31)        (3.19)        (2.31)       (4.16)        -
                                                     ---------    ----------    ----------    ----------   ----------   -------
     Total distributions                                     -         (2.39)        (3.26)        (2.40)       (4.23)        -
                                                     ---------    ----------    ----------    ----------   ----------   -------
NET ASSET VALUE, END OF PERIOD                       $    7.74    $    12.64    $    17.52    $    21.90   $    19.48   $  7.73
                                                     =========    ==========    ==========    ==========   ==========   =======
     TOTAL RETURN                                       (38.77%)      (15.25%)       (6.37%)       27.75%        9.41%   (35.53%)+
Net assets, end of period (000's)                    $ 513,567    $1,057,285    $1,425,677    $1,673,228   $1,556,169   $ 9,181
Ratio of expenses to average net assets                   0.92%         0.91%         0.90%         0.88%        0.80%     1.12%(A)
Ratio of net investment income (loss) to average
net assets                                               (0.28%)       (0.12%)        0.41%         0.34%        0.42%     0.02%(A)
Portfolio turnover rate                                    229%          260%          165%          129%          93%      229%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                QUANTITATIVE MID CAP TRUST
                                                     --------------------------------------------
                                                        SERIES I                        SERIES II
                                                     ----------------------------      ----------

                                                       YEAR ENDED      4/30/2001*      1/28/2002*
                                                      DECEMBER 31,        TO               TO
                                                         2002@         12/31/2001@     12/31/2002@
                                                     -------------     ----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.20         $  12.50        $ 10.03
Income from investment operations:
     Net investment loss                                 (0.01)               -#         (0.02)
     Net realized and unrealized loss on
     investments and foreign currency transactions       (2.30)           (2.30)         (2.13)
                                                     ---------         --------        -------
     Total from investment operations                    (2.31)           (2.30)         (2.15)
                                                     ---------         --------        -------

NET ASSET VALUE, END OF PERIOD                       $    7.89         $  10.20        $  7.88
                                                     =========         ========        =======
     TOTAL RETURN                                       (22.65%)          (18.4%)+      (21.44%)+
Net assets, end of period (000's)                    $  78,053         $ 99,546        $ 2,208
Ratio of expenses to average net assets                   0.90%            0.90%(A)       1.10%(A)
Ratio of net investment loss to average net assets       (0.07%)          (0.07%)(A)     (0.31%)(A)
Portfolio turnover rate                                    273%             320%(A)        273%

                                                                                  GLOBAL EQUITY TRUST
                                                     ------------------------------------------------------------------------
                                                                                SERIES I                           SERIES II
                                                     ---------------------------------------------------------    -----------

                                                                          YEARS ENDED DECEMBER 31,                1/28/2002*
                                                     ---------------------------------------------------------        TO
                                                        2002@       2001@        2000@      1999         1998     12/31/2002@
                                                     ---------    --------     --------   --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   13.00    $  18.48     $  18.79   $  20.38    $  19.38    $ 12.72
Income from investment operations:
     Net investment income                                0.08        0.12         0.25       0.23        0.17       0.05
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (2.54)      (2.78)        1.78       0.38        2.27      (2.23)
                                                     ---------    --------     --------   --------    --------    -------
     Total from investment operations                    (2.46)      (2.66)        2.03       0.61        2.44      (2.18)
                                                     ---------    --------     --------   --------    --------    -------
Less distributions:
     Dividends from net investment income                (0.15)      (0.40)       (0.35)     (0.13)      (0.36)     (0.15)
     Distributions from capital gains                        -       (2.42)       (1.99)     (2.07)      (1.08)         -
                                                     ---------    --------     --------   --------    --------    -------
     Total distributions                                 (0.15)      (2.82)       (2.34)     (2.20)      (1.44)     (0.15)
                                                     ---------    --------     --------   --------    --------    -------
NET ASSET VALUE, END OF PERIOD                       $   10.39    $  13.00     $  18.48   $  18.79    $  20.38    $ 10.39
                                                     =========    ========     ========   ========    ========    =======
     TOTAL RETURN                                       (19.11%)    (16.09%)      12.19%      3.66%      12.24%    (17.33%)+
Net assets, end of period (000's)                    $ 347,619    $528,027     $725,419   $837,728    $928,564    $ 8,503
Ratio of expenses to average net assets                   1.04%       1.01%        1.02%      1.06%       1.01%      1.24%(A)
Ratio of net investment income to average
net assets                                                0.72%       0.81%        1.44%      1.14%       0.84%      0.55%(A)
Portfolio turnover rate                                     92%        156%          43%        43%         32%        92%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

#    Amount is less than $.01 per share.

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               STRATEGIC GROWTH TRUST
                                                     -----------------------------------------
                                                              SERIES I              SERIES II
                                                     --------------------------    -----------

                                                       YEAR ENDED   4/30/2001*     1/28/2002*
                                                      DECEMBER 31,      TO             TO
                                                         2002@      12/31/2001@    12/31/2002@
                                                     -------------  -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   11.02      $  12.50       $  10.58
Income from investment operations:
     Net investment loss                                 (0.02)        (0.01)         (0.02)
     Net realized and unrealized loss on
      investments and foreign currency transactions      (3.07)        (1.47)         (2.63)
                                                     ---------      --------       --------
     Total from investment operations                    (3.09)        (1.48)         (2.65)
                                                     ---------      --------       --------
NET ASSET VALUE, END OF PERIOD                       $    7.93      $  11.02       $   7.93
                                                     =========      ========       ========
     TOTAL RETURN                                       (28.04%)      (11.84%)+      (25.05%)+
Net assets, end of period (000's)                    $ 132,098      $ 91,393       $ 25,425
Ratio of expenses to average net assets                   1.01%         1.10%(A)       1.21%(A)
Ratio of net investment loss to average net assets       (0.22%)       (0.19%)(A)     (0.23%)(A)
Portfolio turnover rate                                     91%          107%(A)         91%(A)

                                                                                ALL CAP CORE TRUST
                                                                             (FORMERLY, GROWTH TRUST)
                                                     ----------------------------------------------------------------------------
                                                                              SERIES I                                 SERIES II
                                                     ------------------------------------------------------------     -----------

                                                                       YEARS ENDED DECEMBER 31,                        1/28/2002*
                                                     ------------------------------------------------------------          TO
                                                        2002@        2001@        2000@        1999        1998        12/31/2002@
                                                     --------     --------      --------     --------    --------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   13.95    $  17.74      $  26.88     $  20.50    $  17.21      $ 13.64
Income from investment operations:
     Net investment income (loss)                        (0.02)      (0.06)        (0.06)       (0.04)       0.06        (0.02)
     Net realized and unrealized gain (loss) on
     investments and foreign currency transactions       (3.50)      (3.73)        (6.47)        7.46        4.00        (3.19)
                                                     ---------     -------      --------      -------     -------       ------
     Total from investment operations                    (3.52)      (3.79)        (6.53)        7.42        4.06        (3.21)
                                                     ---------     -------      --------      -------     -------       ------
Less distributions:
     Dividends from net investment income                    -           -             -        (0.05)      (0.07)           -
     Distribution from capital gains                         -           -         (2.61)       (0.99)      (0.70)           -
                                                     ---------    --------      --------     --------    --------      -------
     Total distributions                                     -           -         (2.61)       (1.04)      (0.77)           -
                                                     ---------    --------      --------     --------    --------      -------
NET ASSET VALUE, END OF PERIOD                       $   10.43    $  13.95      $  17.74     $  26.88    $  20.50      $ 10.43
                                                     =========    ========      ========     ========    =========     =======
     TOTAL RETURN                                       (25.23%)    (21.36%)      (27.29%)      37.20%      23.95%      (23.53%)+
Net assets, end of period (000's)                    $ 243,484    $494,523      $637,194     $642,948    $299,994      $ 4,296
Ratio of expenses to average net assets                   0.91%       0.91%         0.90%        0.90%       0.90%        1.11%(A)
Ratio of net investment income (loss) to average
net assets                                               (0.20%)     (0.41%)       (0.26%)      (0.18%)      0.42%       (0.19%)(A)
Portfolio turnover rate                                    153%        121%          147%         156%        136%         153%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                      LARGE CAP GROWTH TRUST
                                         -----------------------------------------------------------------------------------
                                                                   SERIES I                                       SERIES II
                                         ------------------------------------------------------------------      -----------
                                                             YEARS ENDED DECEMBER 31,                            1/28/2002*
                                         ------------------------------------------------------------------           TO
                                             2002@         2001@         2000@         1999          1998        12/31/2002@
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $     9.89    $    12.58    $    17.23    $    15.26    $    14.36      $      9.79
Income from investment operations:
     Net investment income (loss)              0.02          0.03         (0.01)         0.06          0.24             0.02
     Net realized and unrealized
     gain (loss) on investments and
     foreign currency transactions            (2.27)        (2.25)        (2.03)         3.52          2.43            (2.18)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total from investment operations         (2.25)        (2.22)        (2.04)         3.58          2.67            (2.16)
                                         ----------    ----------    ----------    ----------    ----------      -----------
Less distributions:
     Dividends from net investment
     income                                   (0.03)            -         (0.04)        (0.23)        (0.29)           (0.03)
     Distributions from capital gains             -         (0.47)        (2.57)        (1.38)        (1.48)               -
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total distributions                      (0.03)        (0.47)        (2.61)        (1.61)        (1.77)           (0.03)
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, END OF PERIOD           $     7.61    $     9.89    $    12.58    $    17.23    $    15.26      $      7.60
                                         ==========    ==========    ===========   ==========    ==========      ===========
     TOTAL RETURN                            (22.83%)      (17.81%)      (14.24%)       25.28%        19.12%          (22.15%)+
Net assets, end of period (000's)        $  370,765    $  496,049    $  541,693    $  402,585    $  262,882      $    31,496
Ratio of expenses to average net assets        0.98%         0.95%         0.94%         0.94%         0.88%            1.18%(A)
Ratio of net investment income (loss)
to average net assets                          0.26%         0.30%        (0.01%)        0.45%         1.58%            0.27%(A)
Portfolio turnover rate                          92%          123%           92%          164%           64%              92%(A)

                                                                        ALL CAP VALUE TRUST
                                                        --------------------------------------------------
                                                                   SERIES I                     SERIES II
                                                        -------------------------------        -----------
                                                         YEAR ENDED         4/30/2001*         1/28/2002*
                                                        DECEMBER 31,            TO                 TO
                                                           2002@            12/31/2001@        12/31/2002@
                                                        ------------        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    12.61          $  12.50           $  12.56
Income from investment operations:
     Net investment income                                     0.02                 - #             0.00
     Net realized and unrealized
     gain (loss) on investments and
     foreign currency transactions                            (3.53)             0.11              (3.47)
                                                         ----------          --------           --------
     Total from investment operations                         (3.51)             0.11              (3.47)
                                                         ----------          --------           --------
Less distributions:
     Dividends from net investment income                         - #              - #                 - #
                                                         ----------          --------           --------
NET ASSET VALUE, END OF PERIOD                           $     9.10          $  12.61           $   9.09
                                                         ==========          ========           ========
     TOTAL RETURN                                            (27.83%)            0.90%+           (27.63%)+
Net assets, end of period (000's)                        $   32,237          $ 20,877           $  7,204
Ratio of expenses to average net assets                        1.15%             1.42%(A)           1.35%(A)
Ratio of net investment income to average net assets           0.15%             0.05%(A)           0.04%(A)
Portfolio turnover rate                                          31%              194%(A)             31%(A)

@ Net investment income has been calculated using the average shares method.

*        Commencement of operations

#        Amount is less than $.01 per share.

+        Not Annualized

(A)      Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    CAPITAL OPPORTUNITIES TRUST
                                                        --------------------------------------------------
                                                                   SERIES I                    SERIES II
                                                        -------------------------------        -----------
                                                         YEAR ENDED          4/31/2001*         1/28/2002*
                                                        DECEMBER 31,            TO                  TO
                                                           2002@            12/31/2001@         12/31/2002@
                                                        ------------        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    10.70          $  12.50           $  10.27
Income from investment operations:
     Net investment loss                                          - #           (0.02)                 - #
     Net realized and unrealized loss on
     investments and foreign currency
     transactions                                             (2.91)            (1.78)             (2.49)
                                                         ----------          --------           --------
     Total from investment operations                         (2.91)            (1.80)             (2.49)
                                                         ----------          --------           --------
NET ASSET VALUE, END OF PERIOD                           $     7.79          $  10.70           $   7.78
                                                         ==========          ========           ========
     TOTAL RETURN (B)                                        (27.20%)           (14.4%)+          (24.25%)+
Net assets, end of period (000's)                        $   34,153          $ 33,428           $  5,904
Ratio of expenses to average net assets                        1.14%             1.46% (A)          1.34%(A)
Ratio of expenses to average net assets after
expense reductions                                             1.14%             1.40% (A)          1.34%(A)
Ratio of net investment income (loss) to average
net assets                                                     0.04%            (0.27%)(A)          0.04%(A)
Portfolio turnover rate                                         109%               86% (A)           109%(A)

                                                                      QUANTITATIVE EQUITY TRUST
                                         --------------------------------------------------------------------------------------
                                                                     SERIES I                                       SERIES II
                                         -----------------------------------------------------------------        -------------
                                                              YEARS ENDED DECEMBER 31,                              1/28/2002*
                                         -----------------------------------------------------------------             TO
                                            2002@         2001@         2000@         1999         1998             12/31/2002@
                                         ---------     ---------     ---------     ---------     ---------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  17.20      $  26.26      $  28.16      $  25.22      $  22.50        $     16.85
Income from investment operations:
     Net investment income                    0.07          0.04          0.08          0.10          0.20               0.07
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                   (4.84)        (5.76)         1.81          5.26          5.42              (4.50)
                                          --------      --------      --------      --------      --------        -----------
     Total from investment operations        (4.77)        (5.72)         1.89          5.36          5.62              (4.43)
                                          --------      --------      --------      --------      --------        -----------
Less distributions:
     Dividends from net investment
     income                                  (0.04)        (0.06)        (0.12)        (0.18)        (0.25)             (0.04)
     Distributions from capital gains            -         (3.28)        (3.67)        (2.24)        (2.65)                 -
                                          --------      --------      --------      --------      --------        -----------
     Total distributions                     (0.04)        (3.34)        (3.79)        (2.42)        (2.90)             (0.04)
                                          --------      --------      --------      --------      --------        -----------
NET ASSET VALUE, END OF PERIOD            $  12.39      $  17.20      $  26.26      $  28.16      $  25.22        $     12.38
                                          ========      ========      ========      ========      ========        ===========
  TOTAL RETURN                              (27.78%)      (22.95%)        6.30%        22.30%        26.35%            (26.34%)+
Net assets, end of period (000's)         $248,729      $448,002      $612,813      $431,909      $254,475        $     6,790
Ratio of expenses to average net assets       0.82%         0.76%         0.75%         0.76%         0.76%              1.02%(A)
Ratio of net investment income to
average net assets                            0.49%         0.21%         0.28%         0.57%         1.06%              0.57%(A)
Portfolio turnover rate                        152%          111%          120%          159%          225%               152%(A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations

+      Not Annualized

(A)    Annualized

(B) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              BLUE CHIP GROWTH TRUST
                                         ------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         -------------------------------------------------------------------      -----------
                                                                  YEARS ENDED DECEMBER 31,                        1/28/2002*
                                         -------------------------------------------------------------------          TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         ----------    -----------   -----------   -----------   -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $    15.83    $    20.13    $    21.64    $    18.92    $    15.00      $     15.53
Income from investment operations:
     Net investment income (loss)              0.01             - #       (0.02)         0.01          0.05             0.00
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                    (3.85)        (2.97)        (0.50)         3.58          4.19            (3.55)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total from investment operations         (3.84)        (2.97)        (0.52)         3.59          4.24            (3.55)
                                         ----------    ----------    ----------    ----------    ----------      -----------
Less distributions:
     Dividends from net investment
     income                                       -             -         (0.01)        (0.05)        (0.08)               -
     Distributions from capital gains             -         (1.33)        (0.98)        (0.82)        (0.24)               -
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total distributions                          -         (1.33)        (0.99)        (0.87)        (0.32)               -
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, END OF PERIOD           $    11.99    $    15.83    $    20.13    $    21.64    $    18.92      $     11.98
                                         ==========    ==========    ==========    ==========    ==========      ===========
     TOTAL RETURN (B)                        (24.26%)      (14.61%)       (2.76%)       19.43%        28.49%          (22.86%)+
Net assets, end of period (000's)        $1,092,775    $1,633,194    $1,999,039    $1,734,233    $1,141,162      $    61,375
Ratio of expenses to average net assets        0.93%         0.93%         0.92%         0.94%         0.97%            1.13%(A)
Ratio of expenses to average net assets
after expense reductions                       0.91%         0.92%         0.91%         0.94%         0.97%            1.11%(A)
Ratio of net investment income (loss)
to average net assets                          0.05%         0.00%        (0.07%)        0.06%         0.37%           (0.01%)(A)
Portfolio turnover rate                          39%           48%           48%           42%           42%              39%(A)

                                                                         UTILITIES TRUST
                                                      ------------------------------------------------------
                                                                    SERIES I                    SERIES II
                                                      -----------------------------------    ---------------
                                                         YEAR ENDED         4/30/2001*          1/28/2002*
                                                        DECEMBER 31,            TO                  TO
                                                           2002@            12/31/2001@         12/31/2002@
                                                      ----------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     9.29          $  12.50           $   8.77
Income from investment operations:
     Net investment income                                     0.15              0.07               0.12
     Net realized and unrealized loss on
     investments and foreign currency transactions            (2.33)            (3.23)             (1.79)
                                                         ----------          --------           --------
     Total from investment operations                         (2.18)            (3.16)             (1.67)
                                                         ----------          --------           --------
Less distributions:
     Dividends from net investment income                         - #           (0.05)                 - #
                                                         ----------          --------           --------
     Total distributions                                          -             (0.05)                 -
                                                         ----------          --------           --------
NET ASSET VALUE, END OF PERIOD                           $     7.11          $   9.29           $   7.10
                                                         ==========          ========           ========
     TOTAL RETURN (C)                                        (23.46%)           (25.3%)+           (19.04%)+
Net assets, end of period (000's)                        $   20,607          $ 18,260           $  6,540
Ratio of expenses to average net assets                        1.28%             1.51%(A)           1.48%(A)
Ratio of expenses to average net assets after
expense reductions                                             1.28%             1.40%(A)           1.48%(A)
Ratio of net investment income to average net
assets                                                         1.99%             1.07%(A)           1.83%(A)
Portfolio turnover rate                                          89%               81%(A)             89%(A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations

#      Amount is less than $.01 per share.

+      Not Annualized

(A)    Annualized

(B) The total return for the years ended 2002, 2001 and 2000 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2001 for Series I would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         REAL ESTATE SECURITIES TRUST
                                         ---------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         ------------------------------------------------------------------    -----------------
                                                                  YEARS ENDED DECEMBER 31,                         1/28/2002*
                                         ------------------------------------------------------------------           TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         ----------    ----------    ----------    ----------    ----------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    15.52    $    15.57    $    12.89    $    14.76    $    20.07      $     15.44
Income from investment operations:
     Net investment income                     0.83          0.75          0.67          0.78          0.78             0.85
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                    (0.38)        (0.30)         2.53         (1.94)        (3.72)           (0.33)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total from investment operations          0.45          0.45          3.20         (1.16)        (2.94)            0.52
                                         ----------    ----------    ----------    ----------    ----------      -----------
Less distributions:
     Dividends from net investment
     income                                   (0.53)        (0.50)        (0.52)        (0.71)        (0.53)           (0.53)
     Distributions from capital gains             -             -             -             -         (1.84)               -
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total distributions                      (0.53)        (0.50)        (0.52)       ( 0.71)        (2.37)           (0.53)
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, END OF PERIOD           $    15.44    $    15.52    $    15.57    $    12.89    $    14.76      $     15.43
                                         ==========    ==========    ==========    ==========    ==========      ===========
     TOTAL RETURN                              2.58%         3.15%        25.71%        (8.00%)      (16.44%)           3.05%+
Net assets, end of period (000's)        $  303,070    $  220,919    $  257,641    $  196,756    $  161,832      $    48,749
Ratio of expenses to average net assets        0.84%         0.83%         0.76%         0.77%         0.76%            1.04%(A)
Ratio of net investment income to
average net assets                             5.28%         4.96%         4.89%         5.88%         5.57%            6.03%(A)
Portfolio turnover rate                          74%          116%          147%          201%          122%              74%(A)

                                                                            SMALL COMPANY VALUE TRUST
                                         ---------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         ------------------------------------------------------------------    -----------------
                                                                  YEARS ENDED DECEMBER 31,                         1/28/2002*
                                         ------------------------------------------------------------------           TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         ----------    ----------    ----------    ----------    ----------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    13.80    $    12.98    $    12.27    $    11.37    $    11.94      $     13.83
Income from investment operations:
     Net investment income                     0.08          0.09          0.04          0.02          0.01             0.13
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                    (0.88)         0.76          0.69          0.89         (0.57)           (0.97)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total from investment operations         (0.80)         0.85          0.73          0.91         (0.56)           (0.84)
                                         ----------    ----------    ----------    ----------    ----------      -----------
Less distributions:
     Dividends from net investment
     income                                   (0.04)        (0.03)        (0.02)        (0.01)        (0.01)           (0.04)
     Distributions from capital gains         (0.06)            -             -             -             -            (0.06)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total distributions                      (0.10)        (0.03)        (0.02)        (0.01)        (0.01)           (0.10)
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, END OF PERIOD           $    12.90    $    13.80    $    12.98    $    12.27    $    11.37      $     12.89
                                         ==========    ==========    ==========    ==========    ==========      ===========
     TOTAL RETURN (B)                         (5.93%)        6.54%         5.93%         8.00%        (4.72%)           (6.2%)+
Net assets, end of period (000's)        $  305,338    $  213,046    $  115,982    $   89,167    $  162,335      $    50,843
Ratio of expenses to average net assets        1.12%         1.16%         1.24%         1.22%         1.23%            1.32%(A)
Ratio of expenses to average net assets
after expense reductions                       1.11%         1.15%         1.24%         1.22%         1.23%            1.31%(A)
Ratio of net investment income to
average net assets                             0.61%         0.72%         0.35%         0.15%         0.16%            1.12%(A)
Portfolio turnover rate                          19%          119%          178%          142%          131%              19%(A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations

+      Not Annualized

(A)    Annualized

(B) The total return for the years ended 2002 and 2001 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        MID CAP VALUE TRUST
                                                      ------------------------------------------------------
                                                                   SERIES I                     SERIES II
                                                      -----------------------------------    ---------------
                                                        YEAR ENDED           4/30/2001*          1/28/2002*
                                                       DECEMBER 31,             TO                  TO
                                                           2002@            12/31/2001@         12/31/2002@
                                                      ----------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    13.06          $  12.50           $  12.63
Income from investment operations:
     Net investment income                                     0.11              0.06               0.09
     Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions                                             (1.43)             0.53              (0.98)
                                                         ----------          --------           --------
  Total from investment operations                            (1.32)             0.59              (0.89)
                                                         ----------          --------           --------
Less distributions:
     Dividends from net investment income                         -             (0.03)                 -
                                                         ----------          --------           --------
     Total distributions                                          -             (0.03)                 -
                                                         ----------          --------           --------
NET ASSET VALUE, END OF PERIOD                           $    11.74          $  13.06           $  11.74
                                                         ==========          ========           ========
  TOTAL RETURN                                               (10.11%)            4.72%+            (7.05%)+
Net assets, end of period (000's)                        $  269,345          $ 80,737           $ 71,096
Ratio of expenses to average net assets                        1.02%             1.15%(A)           1.22%(A)
Ratio of net investment income to average net
assets                                                         0.92%             0.75%(A)           0.83%(A)
Portfolio turnover rate                                          24%               23%(A)             24%(A)

                                                                                   VALUE TRUST
                                         --------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         ------------------------------------------------------------------    ----------------
                                                                  YEARS ENDED DECEMBER 31,                         1/28/2002*
                                         ------------------------------------------------------------------           TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         ----------    ----------    ----------    ----------    ----------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    16.47    $    16.48    $    13.23    $    14.06    $    14.81      $     16.26
Income from investment operations:
     Net investment income                     0.14          0.15          0.14          0.20          0.18             0.12
     Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                    (3.82)         0.40          3.11         (0.59)        (0.45)           (3.60)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total from investment operations         (3.68)         0.55          3.25         (0.39)        (0.27)           (3.48)
                                         ----------    ----------    ----------    ----------    ----------      -----------
Less distributions:
     Dividends from net investment
     income                                   (0.12)        (0.11)            -         (0.20)        (0.18)           (0.12)
     Distributions from capital gains         (0.18)        (0.45)            -         (0.24)        (0.30)           (0.18)
                                         ----------    ----------    ----------    ----------    ----------      -----------
     Total distributions                      (0.30)        (0.56)            -         (0.44)        (0.48)           (0.30)
                                         ----------    ----------    ----------    ----------    ----------      -----------
NET ASSET VALUE, END OF PERIOD           $    12.49    $    16.47    $    16.48    $    13.23    $    14.06      $     12.48
                                         ==========    ==========    ==========    ==========    ==========      ===========
     TOTAL RETURN                            (22.80%)        3.42%        24.57%        (2.79%)       (1.72%)         (21.87%) +
Net assets, end of period (000's)        $  238,370    $  360,027    $  189,245    $  146,279    $  255,554      $    11,473
Ratio of expenses to average net assets        0.86%         0.86%         0.86%         0.87%         0.85%            1.06% (A)
Ratio of net investment income to
average net assets                             0.94%         0.92%         1.05%         1.12%         1.50%            1.02% (A)
Portfolio turnover rate                          52%           27%           65%           54%           45%              52% (A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations

+      Not Annualized

(A)    Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            EQUITY INDEX TRUST
                                                   ------------------------------------------------------------------
                                                                                SERIES I
                                                   ------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------
                                                      2002@          2001@         2000@         1999          1998
                                                   ----------     ----------    ----------    ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  14.00       $  16.40      $  18.13      $  15.43      $ 12.48
Income from investment operations:
  Net investment income                                  0.15           0.14          0.16          0.17         0.18
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions         (3.24)         (2.14)        (1.84)         3.00         3.36
                                                     --------       --------      --------      --------      -------
  Total from investment operations                      (3.09)         (2.00)        (1.68)         3.17         3.54
                                                     --------       --------      --------      --------      -------
Less distributions:
  Dividends from net investment income                  (0.14)         (0.16)            -         (0.17)       (0.18)
  Distributions from capital gains                          -          (0.24)        (0.05)        (0.30)       (0.41)
                                                     --------       --------      --------      --------      -------
  Total distributions                                   (0.14)         (0.40)        (0.05)        (0.47)       (0.59)
                                                     --------       --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                       $  10.77       $  14.00      $  16.40      $  18.13      $ 15.43
                                                     ========       ========      ========      ========      =======
  TOTAL RETURN (B)                                     (22.30%)       (12.26%)       (9.29%)       20.58%       28.56%
Net assets, end of period (000's)                    $ 73,082       $103,007      $114,154      $114,775      $63,292
Ratio of expenses to average net assets                  0.41%          0.41%         0.40%         0.41%        0.55%
Ratio of expenses to average net assets after
expense reductions                                       0.40%          0.40%         0.40%         0.40%        0.40%
Ratio of net investment income to average net
assets                                                   1.21%          0.97%         0.91%         1.17%        1.70%
Portfolio turnover rate                                     4%             4%            8%           10%           3%

                                                                          TACTICAL ALLOCATION TRUST
                                                   ----------------------------------------------------------------
                                                                    SERIES I                           SERIES II
                                                   ---------------------------------------------    ---------------
                                                    YEARS ENDED DECEMBER 31,        5/1/2000*         1/28/2002*
                                                   --------------------------           TO                TO
                                                      2002@          2001@          12/31/2000@       12/31/2002@
                                                   -----------    -----------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.04       $  11.67        $    12.50         $     9.91
Income from investment operations:
  Net investment income                                  0.04           0.01              0.15               0.04
  Net realized and unrealized loss on
  investments and foreign currency transactions         (2.37)         (1.57)            (0.55)             (2.25)
                                                     --------       --------        ----------         ----------
  Total from investment operations                      (2.33)         (1.56)            (0.40)             (2.21)
                                                     --------       --------        ----------         ----------
Less distributions:
  Dividends from net investment income                      - #        (0.01)            (0.15)                 - #
  Distributions from capital gains                          -          (0.06)            (0.28)                 -
                                                     --------       --------        ----------         ----------
  Total distributions                                       -          (0.07)            (0.43)                 -
                                                     --------       --------        ----------         ----------
NET ASSET VALUE, END OF PERIOD                       $   7.71       $  10.04        $    11.67         $     7.70
                                                     ========       ========        ==========         ==========
   TOTAL RETURN                                        (23.21%)       (13.38%)           (3.20%)+          (22.30%)+
Net assets, end of period (000's)                    $ 57,408       $ 73,714        $   43,263         $    5,364
Ratio of expenses to average net assets                  1.18%          1.30%             1.33%(A)           1.38%(A)
Ratio of net investment income to average net
assets                                                   0.44%          0.11%             1.74%(A)           0.51%(A)
Portfolio turnover rate                                    18%            25%              133%(A)             18%(A)

@ Net investment income has been calculated using the average shares method.

*       Commencement of operations

#       Amount is less than $.01 per share.

+       Not Annualized

(A)     Annualized

(B) The total return for the years ended 2002, 2001, 2000, 1999 and 1998 for Series I would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                             FUNDAMENTAL VALUE TRUST
                                               ------------------------------------------------
                                                         SERIES I                   SERIES II
                                               --------------------------------   -------------
                                                  YEAR ENDED        4/30/2001*      1/28/2002*
                                                 DECEMBER 31,           TO              TO
                                                     2002@         12/31/2001@     12/31/2002@
                                               ----------------   -------------   -------------
Net asset value, beginning of period               $   11.73        $  12.50         $  11.48
Income from investment operations:
  Net investment income                                 0.07            0.03             0.07
  Net realized and unrealized loss on
  investments and foreign currency
  transactions                                         (1.97)          (0.80)           (1.72)
                                                   ---------        --------         --------
  Total from investment operations                     (1.90)          (0.77)           (1.65)
                                                   ---------        --------         --------
Less distributions:
   Dividends from net investment income                (0.01)              -            (0.01)
                                                   ---------        --------         --------
   Total distributions                                 (0.01)              -            (0.01)
                                                   ---------        --------         --------
NET ASSET VALUE, END OF PERIOD                     $    9.82        $  11.73         $   9.82
                                                   =========        ========         ========
  TOTAL RETURN                                        (16.20%)         (6.16%)+        (14.46%)+
Net assets, end of period (000's)                  $ 269,250        $111,590          $ 65,174
Ratio of expenses to average net assets                 0.98%           1.07%(A)         1.18%(A)
Ratio of net investment income to average net
assets                                                  0.71%           0.45%(A)         0.75%(A)
Portfolio turnover rate                                   19%             16%(A)           19%(A)

                                                                              GROWTH & INCOME TRUST
                                         ---------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         -------------------------------------------------------------------   -----------------
                                                                  YEARS ENDED DECEMBER 31,                         1/28/2002*
                                         -------------------------------------------------------------------          TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         -----------   -----------   -----------   -----------   -----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    23.91    $    28.54    $    32.67    $    28.43    $    23.89       $    23.43
Income from investment operations:
  Net investment income                        0.16          0.12          0.10          0.17          0.19             0.12
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                       (5.80)        (3.32)        (2.21)         5.12          5.98            (5.29)
                                         ----------    ----------    ----------    ----------    ----------       ----------
  Total from investment operations            (5.64)        (3.20)        (2.11)         5.29          6.17            (5.17)
                                         ----------    ----------    ----------    ----------    ----------       ----------
Less distributions:
  Dividends from net investment income        (0.12)        (0.11)        (0.18)        (0.19)        (0.22)           (0.12)
  Distributions from capital gains            (0.75)        (1.32)        (1.84)        (0.86)        (1.41)           (0.75)
                                         ----------    ----------    ----------    ----------    ----------       ----------
  Total distributions                         (0.87)        (1.43)        (2.02)        (1.05)        (1.63)           (0.87)
                                         ----------    ----------    ----------    ----------    ----------       ----------
NET ASSET VALUE, END OF PERIOD           $    17.40    $    23.91    $    28.54    $    32.67    $    28.43       $    17.39
                                         ==========    ==========    ==========    ==========    ==========       ==========
  TOTAL RETURN                               (24.33%)      (11.28%)       (7.12%)       18.87%        26.52%          (22.83%)+
Net assets, end of period (000's)        $1,436,309    $2,387,718    $2,914,338    $3,187,220    $2,290,118       $   39,491
Ratio of expenses to average net assets        0.75%         0.80%         0.79%         0.80%         0.79%            0.95%(A)
Ratio of net investment income to
average net assets                             0.79%         0.48%         0.33%         0.63%         0.85%            0.77%(A)
Portfolio turnover rate                          40%           24%           32%           19%           16%              40%(A)

@ Net investment income has been calculated using the average shares method.

*       Commencement of operations

+       Not Annualized

(A)     Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           U.S. LARGE CAP VALUE TRUST
                                                   -------------------------------------------------------------------------
                                                                          SERIES I                               SERIES II
                                                   ---------------------------------------------------------   -------------
                                                           YEARS ENDED DECEMBER 31,             05/01/1999*       1/28/2002*
                                                   ----------------------------------------         TO               TO
                                                      2002@          2001@         2000@        12/31/1999       12/31/2002@
                                                   -----------    -----------   -----------   --------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   12.61      $   13.09     $   12.84      $   12.50        $  12.35
Income from investment operations:
  Net investment income                                   0.05           0.04          0.07           0.04            0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          (3.22)         (0.38)         0.29           0.30           (2.94)
                                                     ---------      ---------     ---------      ---------        --------
  Total from investment operations                       (3.17)         (0.34)         0.36           0.34           (2.91)
                                                     ---------      ---------     ---------      ---------        --------
Less distributions:
  Dividends from net investment income                   (0.03)         (0.05)        (0.03)             -           (0.03)
  Distributions from capital gains                           -          (0.09)        (0.08)             -               -
                                                     ---------      ---------     ---------      ---------        --------
  Total distributions                                    (0.03)         (0.14)        (0.11)             -           (0.03)
                                                     ---------      ---------     ---------      ---------        --------
NET ASSET VALUE, END OF PERIOD                       $    9.41      $   12.61     $   13.09      $   12.84        $   9.41
                                                     =========      =========     =========      =========        ========
  TOTAL RETURN                                          (25.18%)        (2.54%)        2.78%+         2.72% +       (23.61%)+
Net assets, end of period (000's)                    $ 382,248      $ 518,621     $ 435,395      $ 210,725        $ 59,287
Ratio of expenses to average net assets                   0.94%          0.93%         0.93%          0.94% (A)       1.14%(A)
Ratio of net investment income to average net
assets                                                    0.43%          0.32%         0.53%          0.64% (A)       0.35%(A)
Portfolio turnover rate                                     42%            38%           31%            30% (A)         42%(A)

                                                                                  EQUITY-INCOME TRUST
                                         ---------------------------------------------------------------------------------------
                                                                       SERIES I                                    SERIES II
                                         -------------------------------------------------------------------   -----------------
                                                                  YEARS ENDED DECEMBER 31,                         1/28/2002*
                                         -------------------------------------------------------------------          TO
                                            2002@         2001@         2000@         1999          1998          12/31/2002@
                                         -----------   -----------   -----------   -----------   -----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    15.13     $   16.83    $     17.05   $    17.78    $    17.24       $ 15.05
Income from investment operations:
  Net investment income                        0.22          0.22           0.30         0.35          0.34          0.21
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                       (2.13)        (0.06)          1.63         0.25          1.26         (2.05)
                                         ----------    ----------    -----------   ----------    ----------       -------
  Total from investment operations            (1.91)         0.16           1.93         0.60          1.60         (1.84)
                                         ----------    ----------    -----------   ----------    ----------       -------
Less distributions:
  Dividends from net investment income        (0.19)        (0.29)         (0.34)       (0.37)        (0.33)        (0.19)
  Distributions from capital gains            (0.41)        (1.57)         (1.81)       (0.96)        (0.73)        (0.41)
                                         ----------    ----------    -----------   ----------    ----------       -------
  Total distributions                         (0.60)        (1.86)         (2.15)       (1.33)        (1.06)        (0.60)
                                         ----------    ----------    -----------   ----------    ----------       -------
NET ASSET VALUE, END OF PERIOD           $    12.62    $    15.13    $     16.83   $    17.05        $17.78       $ 12.61
                                         ==========    ==========    ===========   ==========    ==========       =======
  TOTAL RETURN (B)                           (13.28%)        1.29%         12.99%        3.40%         9.21%       (12.89%)+
Net assets, end of period (000's)        $1,015,246    $1,147,075    $   965,675   $1,011,260    $1,088,342       $87,245
Ratio of expenses to average net assets        0.93%         0.93%          0.92%        0.91%         0.85%         1.13%(A)
Ratio of expenses to average net assets
after expense reductions                       0.91%         0.91%          0.91%        0.91%         0.85%         1.11%(A)
Ratio of net investment income to
average net assets                             1.58%         1.45%          1.94%        1.83%         2.13%         1.83%(A)
Portfolio turnover rate                          18%           19%            34%          30%           21%           18%(A)

@ Net investment income has been calculated using the average shares method.

*       Commencement of operations

+       Not Annualized

(A)     Annualized

(B) The total return for the years ended 2002, 2001 and 2000 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                           INCOME & VALUE TRUST
                                                    -------------------------------------------------------------------------------
                                                                                SERIES I                                SERIES II
                                                    -----------------------------------------------------------------  ------------
                                                                         YEARS ENDED DECEMBER 31,                       1/28/2002*
                                                    -----------------------------------------------------------------       TO
                                                       2002@        2001@          2000@       1999       1998          12/31/2002@
                                                    ----------    ---------     ---------    --------   --------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   10.13    $   10.56      $  12.91    $  13.36   $  12.95       $  10.01
Income from investment operations:
    Net investment income                                 0.17         0.19          0.27        0.32       0.40           0.12
    Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                                (1.76)       (0.11)         0.33        0.77       1.51          (1.60)
                                                     ---------    ---------      --------    --------   --------       --------
    Total from investment operations                     (1.59)        0.08          0.60        1.09       1.91          (1.48)
                                                     ---------    ---------      --------    --------   --------       --------
Less distributions:
    Dividends from net investment income                 (0.18)       (0.28)        (0.33)      (0.40)     (0.46)         (0.18)
    Distributions from capital gains                         -        (0.23)        (2.62)      (1.14)     (1.04)             -
                                                     ---------    ---------      --------    --------   --------       --------
    Total distributions                                  (0.18)       (0.51)        (2.95)      (1.54)     (1.50)         (0.18)
                                                     ---------    ---------      --------    --------   --------       --------
NET ASSET VALUE, END OF PERIOD                       $    8.36    $   10.13      $  10.56    $  12.91   $  13.36       $   8.35
                                                     =========    =========      ========    ========   ========       ========

    TOTAL RETURN                                        (15.93%)       0.98%         4.94%       8.52%     15.27%        (15.02%)+
Net assets, end of period (000's)                    $ 448,524    $ 561,623      $546,311    $639,824   $618,011       $ 22,839
Ratio of expenses to average net assets                   0.88%        0.87%         0.86%       0.86%      0.84%          1.08%(A)
Ratio of net investment income to average net assets      1.90%        1.90%         2.46%       2.39%      2.89%          1.55%(A)
Portfolio turnover rate                                     61%          70%           51%        165%        85%            61%(A)

                                                                             BALANCED TRUST
                                                     -----------------------------------------------------------------------------
                                                                                 SERIES I                               SERIES II
                                                     ---------------------------------------------------------------  ------------
                                                                          YEARS ENDED DECEMBER 31,                      1/28/2002*
                                                     ---------------------------------------------------------------        TO
                                                        2002@        2001@          2000@       1999@      1998         12/31/2002@
                                                     ----------    ---------     ---------    --------   --------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   13.58     $   15.46     $  17.82    $  19.40    $  19.33     $  13.46
Income from investment operations:
    Net investment income                                  0.26          0.30         0.30        0.55        0.41         0.19
    Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                                 (2.17)        (1.87)       (1.87)      (0.85)       2.23        (1.99)
                                                      ---------     ---------     --------    --------    --------     --------
    Total from investment operations                      (1.91)        (1.57)       (1.57)      (0.30)       2.64        (1.80)
                                                      ---------     ---------     --------    --------    --------     --------
Less distributions:
    Dividends from net investment income                  (0.31)        (0.31)       (0.62)      (0.37)      (0.48)       (0.31)
    Distributions from capital gains                          -             -        (0.17)      (0.91)      (2.09)           -
                                                      ---------     ---------     --------    --------    --------     --------
    Total distributions                                   (0.31)        (0.31)       (0.79)      (1.28)      (2.57)       (0.31)
                                                      ---------     ---------     --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                        $   11.36     $   13.58     $  15.46    $  17.82    $  19.40     $  11.35
                                                      =========     =========     ========    ========    ========     ========
    TOTAL RETURN                                         (14.36%)      (10.19%)      (9.33%)     (1.65%)     14.25%      (13.67%)+
Net assets, end of period (000's)                     $ 136,628     $ 174,739     $201,965    $258,158    $254,454     $  6,303
Ratio of expenses to average net assets                    0.81%         0.85%        0.86%       0.87%       0.87%        1.01%(A)
Ratio of net investment income to average net assets       2.12%         2.09%        1.76%       2.98%       2.71%        1.84%(A)
Portfolio turnover rate                                     153%          236%         132%        215%        199%         153%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               HIGH YIELD TRUST
                                           -------------------------------------------------------------------------------------
                                                                       SERIES I                                     SERIES II
                                           --------------------------------------------------------------------  ---------------
                                                               YEARS ENDED DECEMBER 31,                            1/28/2002*
                                           --------------------------------------------------------------------        TO
                                               2002@          2001@          2000@         1999          1998      12/31/2002@
                                           -----------    -----------    -----------    ----------   -----------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD       $      9.88    $     11.65    $     12.83    $    12.92   $    13.56    $        9.95
Income from investment operations:
    Net investment income                         0.75           1.06           1.26          1.14          0.91            0.47
    Net realized and unrealized loss on
    investments and foreign currency
    transactions                                 (1.37)         (1.64)         (2.40)        (0.12)        (0.53)          (1.17)
                                           -----------    -----------    -----------    ----------   -----------    ------------
    Total from investment operations             (0.62)         (0.58)         (1.14)         1.02          0.38           (0.70)
                                           -----------    -----------    -----------    ----------   -----------    ------------
Less distributions:
    Dividends from net investment income         (0.76)         (1.19)         (0.04)        (1.11)        (0.89)          (0.76)
    Distributions from capital gains                 -              -              -             -         (0.13)              -
                                           -----------    -----------    -----------    ----------   -----------    ------------
    Total distributions                          (0.76)         (1.19)         (0.04)        (1.11)        (1.02)          (0.76)
                                           -----------    -----------    -----------    ----------   -----------    ------------
NET ASSET VALUE, END OF PERIOD             $      8.50    $      9.88    $     11.65    $    12.83   $     12.92   $        8.49
                                           ===========    ===========    ===========    ==========   ===========    ============
    TOTAL RETURN                                 (6.65%)        (5.48%)        (8.97%)        8.00%         2.78%          (7.42%)+
Net assets, end of period (000's)          $   336,640    $   323,309    $   238,207    $  241,054   $   192,354   $      50,127
Ratio of expenses to average net assets           0.84%          0.84%          0.84%         0.84%         0.84%           1.04%(A)
Ratio of net investment income to average
net assets                                        8.55%         10.10%         10.15%         8.59%         8.34%           6.18%(A)
Portfolio turnover rate                             53%            64%            57%           62%           94%             53%(A)

                                                                         STRATEGIC BOND TRUST
                                           --------------------------------------------------------------------------------------
                                                                      SERIES I                                     SERIES II
                                           ------------------------------------------------------------------   -----------------
                                                               YEARS ENDED DECEMBER 31,                            1/28/2002*
                                           ------------------------------------------------------------------         TO
                                              2002@         2001@         2000@         1999         1998         12/31/2002@
                                           -----------   -----------   -----------   ----------   -----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     10.74   $     10.92   $     11.14   $    11.72   $     12.38   $     10.88
Income from investment operations:
    Net investment income                         0.71          0.73          0.87         1.00          0.76          0.60
    Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                         0.21         (0.07)        (0.11)       (0.75)        (0.59)         0.17
                                           -----------   -----------   -----------   ----------   -----------   -----------
    Total from investment operations              0.92          0.66          0.76         0.25          0.17          0.77
                                           -----------   -----------   -----------   ----------   -----------   -----------
Less distributions:
    Dividends from net investment income         (0.77)        (0.84)        (0.98)       (0.83)        (0.71)        (0.77)
    Distributions from capital gains                 -             -             -            -         (0.12)            -
                                           -----------   -----------   -----------   ----------   -----------   -----------
    Total distributions                          (0.77)        (0.84)        (0.98)       (0.83)        (0.83)        (0.77)
                                           -----------   -----------   -----------   ----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     10.89   $     10.74   $     10.92   $    11.14   $     11.72   $     10.88
                                           ===========   ===========   ===========   ==========   ===========   ===========
    TOTAL RETURN                                  8.96%         6.24%         7.28%        2.22%         1.31%         7.46%+
Net assets, end of period (000's)          $   406,972   $   302,499   $   333,293   $  368,380   $   443,414   $    42,538
Ratio of expenses to average net assets           0.86%         0.86%         0.87%        0.87%         0.85%         1.06%(A)
Ratio of net investment income to average
net assets                                        6.78%         6.85%         8.15%        8.15%         7.59%         6.18%(A)
Portfolio turnover rate                             86%           85%          175%         107%          209%           86%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 GLOBAL BOND TRUST
                                            ----------------------------------------------------------------------------------------
                                                                          SERIES I                                     SERIES II
                                            ----------------------------------------------------------------------  ----------------
                                                                  YEARS ENDED DECEMBER 31,                            1/28/2002*
                                            ----------------------------------------------------------------------         TO
                                                2002@         2001@         2000@         1999           1998         12/31/2002@
                                            --------------  ------------  ------------  ------------  ------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD        $       11.48   $     11.42   $     11.60   $    13.73    $     14.07   $      11.36
Income from investment operations:
    Net investment income                            0.40          0.38          0.51         0.67           0.81           0.37
    Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                            1.91         (0.32)        (0.33)       (1.55)          0.20           2.04
                                            -------------   -----------   -----------   ----------    -----------   ------------
    Total from investment operations                 2.31          0.06          0.18        (0.88)          1.01           2.41
                                            -------------   -----------   -----------   ----------    -----------   ------------
Less distributions:
    Dividends from net investment income                -             -         (0.36)       (1.25)         (0.95)             -
    Distributions from capital gains                    -             -             -            -          (0.40)             -
                                            -------------   -----------   -----------   ----------    -----------   ------------
    Total distributions                                 -             -         (0.36)       (1.25)         (1.35)             -
                                            -------------   -----------   -----------   ----------    -----------   ------------
NET ASSET VALUE, END OF PERIOD              $       13.79   $     11.48   $     11.42   $     1.60    $     13.73   $      13.77
                                            =============   ===========   ===========   ==========    ===========   ============
  TOTAL RETURN                                      20.12%         0.53%         1.68%       (6.67%)         7.61%         21.21%+
Net assets, end of period (000's)           $     181,728   $    96,534   $   116,370   $  145,992    $   196,990   $     21,820
Ratio of expenses to average net assets              0.92%         1.02%         1.00%        0.98%          0.94%          1.12%(A)
Ratio of net investment income to average
net assets                                           3.20%         3.29%         4.61%        4.38%          5.46%          3.07%(A)
Portfolio turnover rate                               439%          527%          644%         471%           140%           439%(A)

                                                                          TOTAL RETURN TRUST
                                                 -----------------------------------------------------------------------------
                                                                        SERIES I                                 SERIES II
                                                 -----------------------------------------------------------   ---------------
                                                         YEARS ENDED DECEMBER 31,            05/01/1999*          1/28/2002*
                                                 --------------  --------------------------       TO                  TO
                                                     2002@           2001@        2000@      12/31/1999           12/31/2002@
                                                 --------------  ------------  ------------  ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD             $       13.88   $     13.33   $     12.37   $     12.50       $     14.00
Income from investment operations:
    Net investment income                                 0.49          0.61          0.79          0.35              0.36
    Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                                 0.78          0.51          0.48         (0.48)             0.78
                                                 -------------   -----------   -----------   -----------       -----------
    Total from investment operations                      1.27          1.12          1.27         (0.13)             1.14
                                                 -------------   -----------   -----------   -----------       -----------
Less distributions:
    Dividends from net investment income                 (0.42)        (0.57)        (0.31)            -             (0.42)
    Distributions from capital gains                     (0.30)            -             -             -             (0.30)
    Total distributions                                  (0.72)        (0.57)        (0.31)            -             (0.72)
                                                 -------------   -----------   -----------   -----------       -----------
NET ASSET VALUE, END OF PERIOD                   $       14.43   $     13.88   $     13.33   $     12.37       $     14.42
                                                 =============   ===========   ===========   ===========       ===========
    TOTAL RETURN                                          9.52%         8.28%        10.49%        (1.04%)+           8.51%+
Net assets, end of period (000's)                $   1,072,629   $   736,472   $   387,647   $   240,016       $   218,354
Ratio of expenses to average net assets                   0.81%         0.83%         0.84%         0.84%(A)          1.01%(A)
Ratio of net investment income to average
net assets                                                3.53%         4.52%         6.23%         5.72%(A)          2.78%(A)
Portfolio turnover rate                                    381%          439%          551%           95%(A)           381%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      INVESTMENT QUALITY BOND TRUST
                                                           -------------------------------------------------------------------------
                                                                                     SERIES I                           SERIES II
                                                           ----------------------------------------------------------  -------------
                                                                              YEARS ENDED DECEMBER 31,                 1/28/2002*
                                                           ----------------------------------------------------------      TO
                                                             2002@      2001@        2000@      1999         1998      12/31/2002@
                                                           ---------  ----------  ---------   ---------    ----------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  11.85   $   11.74   $   11.60   $   12.46    $   12.13   $   11.94
Income from investment operations:
   Net investment income                                       0.67        0.74        0.79        0.81         0.62        0.56
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.45        0.09        0.24       (1.02)        0.40        0.46
                                                           --------   ---------   ---------   ---------    ---------   ---------
   Total from investment operations                            1.12        0.83        1.03       (0.21)        1.02        1.02
                                                           --------   ---------   ---------   ---------    ---------   ---------
Less distributions:
   Dividends from net investment income                       (0.64)      (0.72)      (0.89)      (0.65)       (0.69)      (0.64)
                                                           --------   ---------   ---------   ---------    ---------   ---------
   Total distributions                                        (0.64)      (0.72)      (0.89)      (0.65)       (0.69)      (0.64)
                                                           --------   ---------   ---------   ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                             $  12.33   $   11.85   $   11.74   $   11.60    $   12.46   $   12.32
                                                           ========   =========   =========   =========    =========   =========
   TOTAL RETURN                                                9.94%       7.33%       9.40%      (1.79%)       8.73%       9.02%+
Net assets, end of period (000's)                          $469,334   $ 407,652   $ 282,725   $ 288,594    $ 312,111   $  38,021
Ratio of expenses to average net assets                        0.74%       0.74%       0.73%       0.77%        0.72%       0.94%(A)
Ratio of net investment income to average net assets           5.71%       6.28%       6.95%       6.79%        6.89%       5.07%(A)
Portfolio turnover rate                                          46%         50%         35%         36%          41%         46%(A)

                                                                                    DIVERSIFIED BOND TRUST
                                                           -------------------------------------------------------------------------
                                                                                     SERIES I                          SERIES II
                                                           ------------------------------------------------------    ---------------
                                                                              YEARS ENDED DECEMBER 31,                 1/28/2002*
                                                           ------------------------------------------------------          TO
                                                              2002@      2001@      2000@      1999       1998        12/31/2002@
                                                           ----------  ---------  ---------  ---------  ---------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   10.59   $  10.47   $  10.82   $  11.83   $  11.78     $     10.62
Income from investment operations:
   Net investment income                                        0.53       0.57       0.66       0.56       0.51            0.44
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            0.24       0.14       0.34      (0.46)      0.69            0.29
                                                           ---------   --------   --------   --------   --------     -----------
   Total from investment operations                             0.77       0.71       1.00       0.10       1.20            0.73
                                                           ---------   --------   --------   --------   --------     -----------
Less distributions:
   Dividends from net investment income                        (0.47)     (0.59)     (0.58)     (0.49)     (0.55)          (0.47)
   Distributions from capital gains                                -          -      (0.77)     (0.62)     (0.60)              -
                                                           ---------   --------   --------   --------   --------     -----------
   Total distributions                                         (0.47)     (0.59)     (1.35)     (1.11)     (1.15)          (0.47)
                                                           ---------   --------   --------   --------   --------     -----------
NET ASSET VALUE, END OF PERIOD                             $   10.89   $  10.59   $  10.47   $  10.82   $  11.83     $     10.88
                                                           =========   ========   ========   ========   ========     ===========
   TOTAL RETURN                                                 7.61%      7.09%     10.32%      0.72%     10.68%           7.21%+
Net assets, end of period (000's)                          $ 329,804   $286,742   $212,462   $218,868   $196,800     $    25,249
Ratio of expenses to average net assets                         0.82%      0.82%      0.81%      0.84%      0.89%           1.02%(A)
Ratio of net investment income to average net assets            5.03%      5.40%      6.50%      5.18%      4.03%           4.52%(A)
Portfolio turnover rate                                           83%       140%        76%       173%       125%             83%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               U.S. GOVERNMENT SECURITIES TRUST
                                                           ------------------------------------------------------------------------
                                                                                    SERIES I                            SERIES II
                                                           ---------------------------------------------------------  -------------
                                                                             YEARS ENDED DECEMBER 31,                  1/28/2002*
                                                           ---------------------------------------------------------       TO
                                                             2002@      2001@      2000@        1999         1998      12/31/2002@
                                                           ---------  ---------  ----------  -----------  ----------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  13.72   $  13.57   $   13.24   $   13.82    $   13.50   $   13.77
Income from investment operations:
   Net investment income                                       0.54       0.69        0.85        0.74         0.79        0.39
   Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.52       0.23        0.50       (0.77)        0.18        0.61
                                                           --------   --------   ---------   ---------    ---------   ---------
   Total from investment operations                            1.06       0.92        1.35       (0.03)        0.97        1.00
                                                           --------   --------   ---------   ---------    ---------   ---------
Less distributions:
   Dividends from net investment income                       (0.56)     (0.77)      (1.02)      (0.55)       (0.65)      (0.56)
                                                           --------   --------   ---------   ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                             $  14.22   $  13.72   $   13.57   $   13.24    $   13.82   $   14.21
                                                           ========   ========   =========   =========    =========   =========
   TOTAL RETURN                                                7.99%      7.03%      10.87%      (0.23%)       7.49%       7.53%+
Net assets, end of period (000's)                          $707,709   $558,392   $ 333,163   $ 363,269    $ 363,615   $ 128,200
Ratio of expenses to average net assets                        0.74%      0.71%       0.72%       0.72%        0.72%       0.94%(A)
Ratio of net investment income to average net assets           3.88%      5.10%       6.56%       6.03%        5.92%       3.04%(A)
Portfolio turnover rate                                          19%        41%         58%         40%         287%         19%(A)

                                                                                  MONEY MARKET TRUST
                                                      ------------------------------------------------------------------------------
                                                                                 SERIES I                                 SERIES II
                                                      ---------------------------------------------------------------  -------------
                                                                          YEARS ENDED DECEMBER 31,                      1/28/2002*
                                                      ---------------------------------------------------------------       TO
                                                         2002@        2001@       2000@         1999          1998      12/31/2002@
                                                      -----------  -----------  ----------   -----------   ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    10.00   $    10.00   $   10.00    $    10.00    $   10.00   $   10.00
Income from investment operations:
     Net investment income                                  0.12         0.34        0.57          0.45         0.50        0.08
Less distributions:
     Dividends from net investment income                  (0.12)       (0.34)      (0.57)        (0.45)       (0.50)      (0.08)
                                                      ----------   ----------   ---------    ----------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                        $    10.00   $    10.00   $   10.00    $    10.00    $   10.00   $   10.00
                                                      ==========   ==========   =========    ==========    =========   =========
     TOTAL RETURN                                           1.18%        3.59%       5.88%         4.60%        5.03%       0.89% +
Net assets, end of period (000's)                     $1,415,874   $1,484,694   $ 950,155    $1,084,859    $ 609,837   $ 201,613
Ratio of expenses to average net assets                     0.55%        0.55%       0.54%         0.55%        0.55%       0.75%(A)
Ratio of net investment income to average net assets        1.17%        3.38%       5.71%         4.54%        4.94%       0.91%(A)

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

+    Not Annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        SMALL CAP INDEX TRUST
                                                   -------------------------------------------------------------------
                                                               SERIES I                                  SERIES II
                                                   -------------------------------------------------   ---------------
                                                    YEARS ENDED DECEMBER 31,            5/1/2000*         1/28/2002*
                                                   ----------------------------            TO                 TO
                                                        2002@          2001@           12/31/2000@        12/31/2002@
                                                   ---------------  -----------      ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       11.28    $    11.29       $     12.50       $     11.07
Income from investment operations:
  Net investment income                                     0.10          0.20              0.46              0.07
  Net realized and unrealized loss on
  investments and foreign currency transactions            (2.52)        (0.03)            (1.26)            (2.28)
                                                   -------------    ----------       -----------       -----------
  Total from investment operations                         (2.42)         0.17             (0.80)            (2.21)
                                                   -------------    ----------       -----------       -----------
Less distributions:
   Dividends from net investment income                    (0.08)        (0.18)            (0.41)            (0.08)
                                                   -------------    ----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                     $        8.78    $    11.28       $     11.29       $      8.78
                                                   =============    ==========       ===========       ===========
   TOTAL RETURN (B)                                       (21.47%)        1.50%            (6.38%)+         (19.95%)+
Net assets, end of period (000's)                  $      59,161    $   50,280       $     34,825      $     9,714
Ratio of expenses to average net assets                     0.59%         0.60%             0.65%(A)          0.79%(A)
Ratio of expenses to average net assets after
expense reductions                                          0.59%         0.60%             0.60%(A)          0.79%(A)
Ratio of net investment income to average net
assets                                                      1.05%         1.87%             5.63%(A)          0.87%(A)
Portfolio turnover rate                                       57%           32%                1%(A)            57%(A)

                                                                 INTERNATIONAL INDEX TRUST
                                                   -------------------------------------------------------------------
                                                               SERIES I                                  SERIES II
                                                   -------------------------------------------------   ---------------
                                                       YEARS ENDED DECEMBER 31,          5/1/2000*       1/28/2002*
                                                   -----------------------------             TO               TO
                                                        2002@           2001@           12/31/2000@      12/31/2002@
                                                   --------------   ------------     ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD               $        8.52    $    11.11       $     12.50       $      8.15
Income from investment operations:
  Net investment income                                     0.12          0.12              0.09              0.05
  Net realized and unrealized loss on
  investments and foreign currency transactions            (1.58)        (2.61)            (1.32)            (1.14)
                                                   -------------    ----------       -----------       -----------
  Total from investment operations                         (1.46)        (2.49)            (1.23)            (1.09)
                                                   -------------    ----------       -----------       -----------
Less distributions:
  Dividends from net investment income                     (0.10)        (0.10)            (0.16)            (0.10)
                                                   -------------    ----------       -----------       -----------
NET ASSET VALUE, END OF PERIOD                     $        6.96    $     8.52       $     11.11       $      6.96
                                                   =============    ==========       ===========       ===========
   TOTAL RETURN (C)                                       (17.15%)      (22.41%)           (9.84%)+         (13.35%)+
Net assets, end of period (000's)                  $      50,675    $   49,673       $    49,180       $     5,338
Ratio of expenses to average net assets                     0.62%         0.62%             0.65%(A)          0.82%(A)
Ratio of expenses to average net assets after
expense reductions                                          0.60%         0.60%             0.60%(A)          0.80%(A)
Ratio of net investment income to average net
assets                                                      1.57%         1.25%             1.17%(A)          0.81%(A)
Portfolio turnover rate                                        7%           12%                8%(A)             7%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced.

(C) The total return for the years ended 2002 and 2001 and the period ended December 31, 2000 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                         MID CAP INDEX TRUST
                                                   ------------------------------------------------------------------
                                                               SERIES I                                  SERIES II
                                                   ------------------------------------------------   ---------------
                                                     YEARS ENDED DECEMBER 31,          5/1/2000*         1/28/2002*
                                                   -----------------------------          TO                TO
                                                        2002@           2001@         12/31/2000@       12/31/2002@
                                                   ---------------  ------------    ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       12.82    $    13.11      $     12.50       $     12.80
Income from investment operations:
  Net investment income                                     0.07          0.11             0.10              0.05
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (2.01)        (0.32)            0.77             (1.98)
                                                   -------------    ----------      -----------       -----------
  Total from investment operations                         (1.94)        (0.21)            0.87             (1.93)
                                                   -------------    ----------      -----------       -----------
Less distributions:
   Dividends from net investment income                    (0.06)        (0.08)           (0.08)            (0.06)
   Distributions from capital gains                            -             -            (0.18)                -
                                                   -------------    ----------      -----------       -----------
   Total distributions                                     (0.06)        (0.08)           (0.26)            (0.06)
                                                   -------------    ----------      -----------       -----------
NET ASSET VALUE, END OF PERIOD                     $       10.82    $    12.82      $     13.11       $     10.81
                                                   =============    ==========      ===========       ===========
   TOTAL RETURN (B)                                       (15.16%)       (1.73%)           7.15%+          (15.07%)+
Net assets, end of period (000's)                  $      87,282    $   58,197      $    32,007       $    12,810
Ratio of expenses to average net assets                     0.58%         0.60%            0.69%(A)          0.78%(A)
Ratio of expenses to average net assets after
expense reductions                                          0.58%         0.60%            0.60%(A)          0.78%(A)
Ratio of net investment income to average net
assets                                                      0.58%         0.85%            1.17%(A)          0.46%(A)
Portfolio turnover rate                                       20%           19%              49%(A)            20%(A)

                                                                   TOTAL STOCK MARKET INDEX TRUST
                                                   ------------------------------------------------------------------
                                                               SERIES I                                  SERIES II
                                                   ------------------------------------------------   ---------------
                                                     YEARS ENDED DECEMBER 31,          5/1/2000*         1/28/2002*
                                                   -----------------------------           TO                 TO
                                                        2002@          2001@          12/31/2000@       12/31/2002@
                                                   --------------   ------------    ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD               $        9.79    $    11.14      $     12.50       $       9.67
Income from investment operations:
  Net investment income                                     0.08          0.09             0.08              0.07
  Net realized and unrealized loss on
  investments and foreign currency transactions            (2.16)        (1.36)           (1.33)            (2.04)
                                                   -------------    ----------      -----------       -----------
  Total from investment operations                         (2.08)        (1.27)           (1.25)            (1.97)
                                                   -------------    ----------      -----------       -----------
Less distributions:
   Dividends from net investment income                    (0.08)        (0.08)           (0.06)            (0.08)
   Distributions from capital gains                            -             -            (0.05)                -
                                                   -------------    ----------      -----------       -----------
   Total distributions                                     (0.08)        (0.08)           (0.11)            (0.08)
                                                   -------------    ----------      -----------       -----------
NET ASSET VALUE, END OF PERIOD                     $        7.63    $     9.79      $     11.14       $      7.62
                                                   =============    ==========      ===========       ===========
   TOTAL RETURN (B)                                       (21.29%)      (11.41%)         (10.04%)+         (20.36%)+
Net assets, end of period (000's)                  $      59,970    $   73,657      $    56,390       $     6,163
Ratio of expenses to average net assets                     0.59%         0.59%            0.62%(A)          0.79%(A)
Ratio of expenses to average net assets after
expense reductions                                          0.59%         0.59%            0.60%(A)          0.79%(A)
Ratio of net investment income to average net
assets                                                      0.96%         0.93%            0.93%(A)          0.98%(A)
Portfolio turnover rate                                        4%            5%              16%(A)             4%(A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 for Series I would have been lower, had operating expenses not been reduced

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 500 INDEX TRUST
                                                             -----------------------------------------------------------
                                                                             SERIES I                       SERIES II
                                                             ------------------------------------------  ---------------
                                                              YEARS ENDED DECEMBER 31,      5/1/2000*       1/28/2002*
                                                             --------------------------       TO               TO
                                                                 2002@         2001@       12/31/2000@     12/31/2002@
                                                             ------------   -----------  --------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.81     $   11.28    $    12.50      $      9.68
Income from investment operations:
  Net investment income                                            0.09          0.09          0.09             0.08
  Net realized and unrealized loss on investments and
  foreign currency transactions                                   (2.30)        (1.48)        (1.29)           (2.17)
                                                             ----------     ---------    ----------      -----------
  Total from investment operations                                (2.21)        (1.39)        (1.20)           (2.09)
                                                             ----------     ---------    ----------      -----------
Less distributions:
  Dividends from net investment income                                -#        (0.08)        (0.02)               -#
                                                             ----------     ---------    ----------      -----------
  Total distributions                                                 -         (0.08)        (0.02)               -
                                                             ----------     ---------    ----------      -----------
NET ASSET VALUE, END OF PERIOD                               $     7.60     $     9.81   $    11.28      $      7.59
                                                             ==========     =========    ==========      ===========
   TOTAL RETURN                                                  (22.53%)      (12.37%)       (9.57%)+        (21.59%)+
Net assets, end of period (000's)                            $  678,414     $  772,559   $  680,264      $    38,267
Ratio of expenses to average net assets                            0.57%         0.57%         0.55%(A)         0.77%(A)
Ratio of net investment income to average net assets               1.05%         0.84%         1.08%(A)         1.12%(A)
Portfolio turnover rate                                               6%            1%            6%(A)            6%(A)

                                                                                  LIFESTYLE AGGRESSIVE 1000 TRUST
                                                      ------------------------------------------------------------------------------
                                                                           SERIES I                                 SERIES II
                                                      ------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,                           1/28/2002*
                                                      -------------------------------------------------------------        TO
                                                         2002         2001         2000         1999        1998       12/31/2002
                                                      -----------  -----------  -----------  ----------  ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   10.34    $   13.09    $   14.54    $   13.39   $   13.47    $   10.09
Income from investment operations:
  Net investment income                                    0.04         0.04         0.05         0.08        0.07         0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           (2.16)       (1.84)       (0.78)        1.77        0.62        (1.91)
                                                      ---------    ---------    ---------    ---------   ---------    ---------
  Total from investment operations                        (2.12)       (1.80)       (0.73)        1.85        0.69        (1.87)
                                                      ---------    ---------    ---------    ---------   ---------    ---------
Less distributions:
  Dividends from net investment income                    (0.04)       (0.04)       (0.05)       (0.08)      (0.07)       (0.04)
  Distributions from capital gains                            -        (0.53)       (0.67)       (0.62)      (0.70)           -
  Return of capital                                       (0.04)       (0.38)           -            -           -        (0.04)
                                                      ---------    ---------    ---------    ---------   ---------    ---------
  Total distributions                                     (0.08)       (0.95)       (0.72)       (0.70)      (0.77)       (0.08)
                                                      ---------    ---------    ---------    ---------   ---------    ---------
NET ASSET VALUE, END OF PERIOD                        $    8.14    $   10.34    $   13.09    $   14.54   $   13.39    $    8.14
                                                      =========    =========    =========    =========   =========    =========
  TOTAL RETURN (B)                                       (20.71%)     (13.67%)      (5.11%)      14.61%       4.86%      (18.74%) +
Net assets, end of period (000's)                     $ 185,893    $ 187,473    $ 148,693    $  93,073   $  80,525    $  27,099
Ratio of expenses to average net assets                    0.10%        0.10%       0.075%        0.03%       0.02%        0.10%(A)
Ratio of expenses to average net assets after
expense reductions                                        0.075%       0.075%        0.05%        0.03%       0.02%       0.075%(A)
Ratio of net investment income (loss) to average net
assets                                                     0.33%        0.29%        0.33%        0.64%       0.48%       (0.05%)(A)
Portfolio turnover rate                                      90%          82%         104%         136%         59%          90%(A)

@     Net investment income has been calculated using the average shares method.

*     Commencement of operations

#     Amount is less than $.01 per share.

+     Not Annualized

(A)   Annualized

(B) The total return for the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             LIFESTYLE GROWTH 820 TRUST
                                                  ----------------------------------------------------------------------------------
                                                                            SERIES I                                    SERIES II
                                                  ----------------------------------------------------------------   ---------------
                                                                     YEARS ENDED DECEMBER 31,                         1/28/2002*
                                                  ----------------------------------------------------------------         TO
                                                     2002         2001          2000         1999          1998       12/31/2002
                                                  -----------  -----------   -----------  ----------    ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   11.25    $   13.59     $   15.18    $   13.78     $   13.77    $    11.06
Income from investment operations:
  Net investment income                                0.14         0.18          0.13         0.23          0.24          0.14
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions       (1.89)       (1.43)        (0.57)        1.94          0.63         (1.70)
                                                  ---------    ---------     ---------    ---------     ---------     ---------
  Total from investment operations                    (1.75)       (1.25)        (0.44)        2.17          0.87         (1.56)
                                                  ---------    ---------     ---------    ---------     ---------     ---------
Less distributions:
  Dividends from net investment income                (0.14)       (0.18)        (0.13)       (0.23)        (0.24)        (0.14)
  Distributions from capital gains                    (0.02)       (0.59)        (1.02)       (0.54)        (0.62)        (0.02)
  Return of capital                                   (0.06)       (0.32)            -            -             -         (0.06)
                                                  ---------    ---------     ---------    ---------     ---------     ---------
  Total distributions                                 (0.22)       (1.09)        (1.15)       (0.77)        (0.86)        (0.22)
                                                  ---------    ---------     ---------    ---------     ---------     ---------
 NET ASSET VALUE, END OF PERIOD                   $    9.28    $   11.25     $   13.59    $   15.18     $   13.78    $     9.28
                                                  =========    =========     =========    =========     =========     =========
  TOTAL RETURN (B)                                   (15.84%)      (8.97%)       (3.05%)      16.56%         6.20%        (14.4%)+
Net assets, end of period (000's)                 $ 765,561    $ 726,548     $ 545,106    $ 414,257     $ 380,309    $  120,949
Ratio of expenses to average net assets                0.09%        0.09%         0.06%        0.04%         0.02%         0.09%(A)
Ratio of expenses to average net assets after
expense reductions                                    0.075%       0.075%         0.05%        0.04%         0.02%        0.075%(A)
Ratio of net investment income (loss) to
average net assets                                     1.24%        1.33%         0.94%        1.73%         1.74%        (0.01%)(A)
Portfolio turnover rate                                 117%          84%          102%         127%           49%          117%(A)

                                                                              LIFESTYLE BALANCED 640 TRUST
                                                  ---------------------------------------------------------------------------------
                                                                                 SERIES I                              SERIES II
                                                  ---------------------------------------------------------------    --------------
                                                                         YEARS ENDED DECEMBER 31,                      1/28/2002*
                                                  ---------------------------------------------------------------        TO
                                                     2002        2001           2000         1999          1998        12/31/2002
                                                  -----------  ----------    ---------    ---------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   11.82    $  13.53      $  14.24     $  13.49      $  13.56     $   11.72
Income from investment operations:
  Net investment income                                0.29        0.35          0.26         0.39          0.31          0.29
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions       (1.43)      (1.02)         0.06         1.20          0.47         (1.33)
                                                  ---------    --------      --------     --------      --------     ---------
  Total from investment operations                    (1.14)      (0.67)         0.32         1.59          0.78         (1.04)
                                                  ---------    --------      --------     --------      --------     ---------
Less distributions:
  Dividends from net investment income                (0.29)      (0.35)        (0.26)       (0.39)        (0.31)        (0.29)
  Distributions from capital gains                    (0.04)      (0.69)        (0.77)       (0.45)        (0.54)        (0.04)
   Return on capital                                  (0.05)          -             -            -             -         (0.05)
                                                  ---------    --------      --------     --------      --------     ---------
  Total distributions                                 (0.38)      (1.04)        (1.03)       (0.84)        (0.85)        (0.38)
                                                  ---------    --------      --------     --------      --------     ---------
NET ASSET VALUE, END OF PERIOD                    $   10.30    $  11.82      $  13.53     $  14.24      $  13.49     $   10.30
                                                  =========    ========      ========     ========      ========     =========
  TOTAL RETURN (B)                                    (9.95%)     (4.71%)        2.45%       12.42%         5.72%        (9.18%)+
Net assets, end of period (000's)                 $ 859,857    $745,215      $545,718     $416,706      $377,531     $ 164,273
Ratio of expenses to average net assets                0.09%       0.09%         0.06%        0.03%         0.02%         0.09%(A)
Ratio of expenses to average net assets after
expense reductions                                    0.075%      0.075%         0.05%        0.03%         0.02%        0.075%(A)
Ratio of net investment income to average net
assets                                                 2.48%       2.47%         1.87%        2.93%         2.21%         0.07%(A)
Portfolio turnover rate                                 114%         71%           85%         126%           52%          114%(A)

*      Commencement of operations

+      Not Annualized

(A)    Annualized

(B) The total return for the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              LIFESTYLE MODERATE 460 TRUST
                                                   --------------------------------------------------------------------------------
                                                                                 SERIES I                              SERIES II
                                                   ---------------------------------------------------------------   --------------
                                                                         YEARS ENDED DECEMBER 31,                     1/28/2002*
                                                   ---------------------------------------------------------------        TO
                                                      2002         2001         2000         1999          1998       12/31/2002
                                                   -----------  -----------  ----------   ----------    ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   12.11    $   13.01    $   14.13    $   13.91     $   13.35    $    12.07
Income from investment operations:
   Net investment income                                0.40         0.45         0.58         0.41          0.45          0.40
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions       (0.88)       (0.61)       (0.07)        0.65          0.84         (0.84)
                                                   ---------    ---------    ---------    ---------     ---------    ----------
   Total from investment operations                    (0.48)       (0.16)        0.51         1.06          1.29         (0.44)
                                                   ---------    ---------    ---------    ---------     ---------    ----------
Less distributions:
   Dividends from net investment income                (0.40)       (0.45)       (0.58)       (0.41)        (0.45)        (0.40)
   Distributions from capital gains                        -        (0.10)       (1.05)       (0.43)        (0.28)            -
   Return of capital                                   (0.01)       (0.19)           -            -             -         (0.01)
                                                   ---------    ---------    ---------    ---------     ---------    ----------
   Total distributions                                 (0.41)       (0.74)       (1.63)       (0.84)        (0.73)        (0.41)
                                                   ---------    ---------    ---------    ---------     ---------    ----------
NET ASSET VALUE, END OF PERIOD                     $   11.22    $   12.11    $   13.01    $   14.13     $   13.91    $    11.22
                                                   =========    =========    =========    =========     =========    ==========
   TOTAL RETURN (B)                                    (4.07%)      (1.09%)       4.26%        7.89%         9.76%        (3.77%)
Net assets, end of period (000's)                  $ 325,608    $ 245,499    $ 182,038    $ 167,500     $ 138,128    $   74,241
Ratio of expenses to average net assets                 0.09%        0.10%       0.075%        0.04%         0.05%         0.09%(A)
Ratio of expenses to average net assets after
expense reductions                                     0.075%       0.075%        0.05%        0.04%         0.05%        0.075%(A)
Ratio of net investment income to average net
assets                                                  3.17%        3.23%        4.37%        2.92%         3.03%         0.19%(A)
Portfolio turnover rate                                  113%          84%          86%         109%           45%          113%(A)

                                                                            LIFESTYLE CONSERVATIVE 280 TRUST
                                                   ---------------------------------------------------------------------------------
                                                                                 SERIES I                               SERIES II
                                                   ---------------------------------------------------------------   ---------------
                                                                         YEARS ENDED DECEMBER 31,                      1/28/2002*
                                                   ---------------------------------------------------------------          TO
                                                      2002         2001         2000         1999          1998        12/31/2002
                                                   ----------   ----------   ----------   ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   12.94    $   13.17    $   13.15    $   13.53     $   13.01     $    12.93
Income from investment operations:
  Net investment income                                 0.39         0.55         0.51         0.60          0.50           0.39
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions        (0.16)       (0.14)        0.41        (0.05)         0.79          (0.15)
                                                   ---------    ---------    ---------    ---------     ---------     ----------
  Total from investment operations                      0.23         0.41         0.92         0.55          1.29           0.24
                                                   ---------    ---------    ---------    ---------     ---------     ----------
Less distributions:
  Dividends from net investment income                 (0.39)       (0.55)       (0.51)       (0.60)        (0.50)         (0.39)
  Distributions from capital gains                     (0.04)       (0.09)       (0.39)       (0.33)        (0.27)         (0.04)
  Return of capital                                    (0.02)           -            -            -             -          (0.02)
                                                   ---------    ---------    ---------    ---------     ---------     ----------
  Total distributions                                  (0.45)       (0.64)       (0.90)       (0.93)        (0.77)         (0.45)
                                                   ---------    ---------    ---------    ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                     $   12.72    $   12.94    $   13.17    $   13.15     $   13.53     $    12.72
                                                   =========    =========    =========    =========     =========     ==========
  TOTAL RETURN (B)                                      1.80%        3.30%        7.62%        4.21%        10.20%          1.83%+
Net assets, end of period (000's)                  $ 250,656    $ 174,041    $ 105,627    $ 106,435     $  78,404     $   47,697
Ratio of expenses to average net assets                 0.09%        0.10%        0.08%        0.03%         0.03%          0.09%(A)
Ratio of expenses to average net assets after
expense reductions                                     0.075%       0.075%        0.05%        0.03%         0.03%         0.075%(A)
Ratio of net investment income to average net
assets                                                  2.62%        3.82%        4.00%        4.40%         2.98%          0.25%(A)
Portfolio turnover rate                                   69%          38%          53%          93%           32%            69%(A)

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the years ended 2002, 2001, 2000, 1999 and 1998 for Series I and for the period ended December 31, 2002 for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  SMALL-MID CAP TRUST
                                                                    -------------------------------------------------
                                                                              SERIES I                  SERIES II
                                                                    ------------------------------   ----------------
                                                                    YEAR ENDED       07/16/2001*        11/25/2002*
                                                                    DECEMBER 31,         TO                  TO
                                                                        2002@         12/31/2001@        12/31/2002@
                                                                    ------------   ---------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    11.95     $     12.50       $     10.28
Income from investment operations:
  Net investment income (loss)                                           (0.01)              -#                -#
  Net realized and unrealized loss on investments and foreign
  currency transactions                                                  (2.09)          (0.55)            (0.43)
                                                                    ----------     -----------       -----------
  Total from investment operations                                       (2.10)          (0.55)            (0.43)
                                                                    ----------     -----------       -----------
Less distributions:
  Dividends from net investment income                                       -#              -#                -
  Total distributions                                                        -               -                 -
                                                                    ----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                                      $     9.85     $     11.95       $      9.85
                                                                    ==========     ===========       ===========
  TOTAL RETURN (B)                                                      (17.57%)         (4.40%)+          (4.18%)+
Net assets, end of period (000's)                                   $   63,945     $     2,890       $    10,849
Ratio of expenses to average net assets                                   1.83%           3.09%(A)          2.03%(A)
Ratio of expenses to average net assets after expense reductions          1.20%           1.20%(A)          1.40%(A)
Ratio of net investment income (loss) to average net assets              (0.09%)          0.01%(A)         (0.18%)(A)
Portfolio turnover rate                                                      6%             33%(A)             6%(A)

                                                                        INTERNATIONAL EQUITY SELECT TRUST
                                                                    -------------------------------------------------
                                                                              SERIES I                  SERIES II
                                                                    -------------------------------   ---------------
                                                                     YEAR ENDED       07/16/2001*       11/25/2002*
                                                                    DECEMBER 31,         TO                 TO
                                                                        2002@           12/31/2001@     12/31/2002@
                                                                    ------------    ---------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    12.02      $     12.50       $    10.85
Income from investment operations:
  Net investment income (loss)                                           (0.02)               -#           (0.01)
  Net realized and unrealized loss on investments and foreign
  currency transactions                                                  (1.38)           (0.48)           (0.22)
                                                                    ----------      -----------       ----------
  Total from investment operations                                       (1.40)           (0.48)           (0.23)
                                                                    ----------      -----------       ----------
NET ASSET VALUE, END OF PERIOD                                      $    10.62      $     12.02       $    10.62
                                                                    ==========      ===========       ==========
  TOTAL RETURN (B)                                                      (11.65%)          (3.84%)+         (2.12%)+
Net assets, end of period (000's)                                   $   49,507      $     2,897       $    8,266
Ratio of expenses to average net assets                                   1.95%            3.27%(A)         2.15%(A)
Ratio of expenses to average net assets after expense reductions          1.20%            1.20%(A)         1.40%(A)
Ratio of net investment income (loss) to average net assets              (0.15%)           0.06%(A)         1.12%)(A)
Portfolio turnover rate                                                      5%               7%(A)            5%(A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations # Amount is less than $.01 per share.

+      Not Annualized

(A)    Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 had operating expenses not been reduced.
       for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                      HIGH GRADE BOND TRUST
                                                                   --------------------------------------------------
                                                                                 SERIES I              SERIES II
                                                                   ------------------------------     ------------
                                                                    YEAR ENDED      07/16/2001*        11/25/2002*
                                                                   DECEMBER 31,         TO                TO
                                                                      2002@         12/31/2001@        12/31/2002@
                                                                   -------------    -------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    12.48       $   12.50         $    13.61
Income from investment operations:
  Net investment income                                                  0.48            0.26               0.04
  Net realized and unrealized gain on investments and foreign
  currency transactions                                                  0.90            0.14               0.20
                                                                   ----------       ---------         ----------
  Total from investment operations                                       1.38            0.40               0.24
                                                                   ----------       ---------         ----------
Less distributions:
  Dividends from net investment income                                  (0.07)          (0.26)             (0.06)
  Distributions from capital gains                                      (0.02)          (0.16)             (0.02)
  Total distributions                                                   (0.09)          (0.42)             (0.08)
                                                                   ----------       ---------         ----------
NET ASSET VALUE, END OF PERIOD                                     $    13.77       $   12.48         $    13.77
                                                                   ==========       =========         ==========
    TOTAL RETURN (B)                                                    11.01%           3.21%+             1.77%+
Net assets, end of period (000's)                                  $   77,953       $   3,254         $   14,653
Ratio of expenses to average net assets                                  1.44%           2.72%(A)           1.64%(A)
Ratio of expenses to average net assets after expense reductions         0.85%           0.85%(A)           1.05%(A)
Ratio of net investment income to average net assets                     3.65%           4.44%(A)           3.37%(A)
Portfolio turnover rate                                                   290%            353%(A)            290%(A)

@ Net investment income has been calculated using the average shares method.

*      Commencement of operations

+      Not Annualized

(A)    Annualized

(B) The total return for the year ended December 31, 2002 and the period ended December 31, 2001 for Series I and for the period ended December 31, 2002 had operating expenses not been reduced.
       for Series II would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

INTERNET TECHNOLOGIES TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 74.96%
ADVERTISING - 6.33%
DoubleClick, Inc. *                                    287,800    $   1,628,948
TMP Worldwide, Inc. *                                   59,100          668,421
                                                                  -------------
                                                                      2,297,369
BANKING - 2.98%
Digital Insight Corp. * (a)                             50,000          434,500
Net.B@nk, Inc. *                                        66,900          647,592
                                                                  -------------
                                                                      1,082,092
BUSINESS SERVICES - 2.88%
DiamondCluster International, Inc., Class A *           50,100          157,314
Getty Images, Inc. *                                    24,700          754,585
Websense, Inc. * (a)                                     6,200          132,438
                                                                  -------------
                                                                      1,044,337
CABLE AND TELEVISION - 0.80%
AOL Time Warner, Inc. *                                 22,100          289,510
                                                                  -------------
COLLEGES & UNIVERSITIES - 0.22%
University of Phoenix Online   * (a)                     2,200           78,848
                                                                  -------------
COMPUTERS & BUSINESS EQUIPMENT - 7.32%
Brocade Communications Systems, Inc. * (a)               7,300           30,222
Cisco Systems, Inc. *                                  108,800        1,425,280
Dell Computer Corp. *                                   21,200          566,888
EMC Corp. *                                            103,200          633,648
                                                                  -------------
                                                                      2,656,038
FINANCIAL SERVICES - 3.35%
E TRADE Group, Inc. * (a)                              249,900        1,214,514
                                                                  -------------
INTERNET CONTENT - 13.72%
CNET Networks, Inc. *                                  356,400          965,844
InfoSpace, Inc. *                                       41,500          350,634
Multex.com, Inc. *                                      54,400          228,480
Overture Service, Inc. *                                54,200        1,480,202
SportsLine.com, Inc. *                                 138,400          138,400
Yahoo!, Inc. * (a)                                     110,850        1,812,397
                                                                  -------------
                                                                      4,975,957
INTERNET RETAIL - 7.95%
1-800-Flowers.com, Inc. *                               69,600          435,000
Amazon.com, Inc. * (a)                                  12,400          234,236
eBay, Inc. * (a)                                        18,400        1,247,888
Ticketmaster, Class B * (a)                             45,500          965,510
                                                                  -------------
                                                                      2,882,634
INTERNET SERVICE PROVIDER - 0.47%
TriZetto Group, Inc. *                                  27,700          170,078
                                                                  -------------
INTERNET SOFTWARE - 9.81%
Check Point Software Technologies, Ltd. * (a)           40,600          526,582
Digital River, Inc. *                                   11,800          141,010
Internet Security Systems, Inc. * (a)                   52,500          962,325
TIBCO Software, Inc. * (a)                              85,000          525,300
VeriSign, Inc. *                                        92,900          745,058
WebEx Communications, Inc. * (a)                         9,300          139,500
WebMethods, Inc. * (a)                                  62,900          517,038
                                                                  -------------
                                                                      3,556,813
LEISURE TIME - 1.14%
USA Interactive * (a)                                   18,000          412,560
                                                                  -------------
SEMICONDUCTORS - 0.26%
Applied Micro Circuits Corp. *                          25,800           95,202
                                                                  -------------
SOFTWARE - 9.41%
Intuit, Inc. *                                           1,100           51,612
Micromuse, Inc. *                                       62,100          237,222
Microsoft Corp. *                                       22,800        1,178,760
Oracle Corp. *                                         112,100        1,210,680
Precise Software Solutions, Ltd. * (a)                  28,200          465,582
VERITAS Software Corp. *                                17,150          267,883
                                                                  -------------
                                                                      3,411,739
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.96%
Finisar Corp. * (a)                                      3,100            2,945
QUALCOMM, Inc. *                                         9,500          345,705
                                                                  -------------
                                                                        348,650
TRAVEL SERVICES - 7.36%
Expedia, Inc., Class A * (a)                            22,600        1,512,623
Hotels.com, Class A * (a)                               21,200        1,158,156
                                                                  -------------
                                                                      2,670,779
TOTAL COMMON STOCK
(Cost: $46,501,540)                                                  27,187,120
                                                                  -------------
WARRANTS - 0.32%
TRAVEL SERVICES - 0.32%
Expedia, Inc. *, (Expiration date
 02/04/2009; strike price $ 52.00)                       3,187          114,158
                                                                  -------------
TOTAL WARRANTS
(Cost: $50,258)                                                         114,158
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 21.17%
Navigator Securities Lending Trust, 1.43%          $ 7,678,509    $   7,678,509
                                                                  -------------
REPURCHASE AGREEMENTS - 3.55%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at 0.60%, to be
 repurchased at $1,288,043 on
 01/02/2003, collateralized by $865,000
 U.S. Treasury Bonds, 8.75% due
 08/15/2020 (valued at $1,314,259,
 including interest).                              $ 1,288,000    $   1,288,000
                                                                  -------------
TOTAL INVESTMENTS (INTERNET
TECHNOLOGIES TRUST) (Cost: $55,518,307)                           $  36,267,787
                                                                  =============

PACIFIC RIM EMERGING MARKETS TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 82.23%
AUSTRALIA - 3.39%
AMP Diversified Property Trust                          28,000    $      41,126
Ansell, Ltd. *                                          10,000           42,206
Australia & New Zealand Bank Group                      23,000          224,565
BHP Billiton, Ltd.                                      34,302          195,930
BHP Steel, Ltd. *                                       34,860           63,364
Boral, Ltd.                                             25,000           61,199
Coca-Cola Amatil, Ltd.                                  24,000           71,177

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
AUSTRALIA - CONTINUED
Commonwealth Bank of Australia                          10,000    $     151,942
CSR, Ltd.                                               18,000           64,018
Gandel Retail Trust *                                   79,000           60,906
Macquarie Bank, Ltd.                                     5,000           66,405
Macquarie Infrastructure Group                          34,000           61,227
National Australia Bank, Ltd.                           15,000          268,010
News Corp., Ltd.                                        29,500          190,581
OneSteel, Ltd.                                          62,000           62,803
Orica, Ltd.                                             11,000           64,998
QBE Insurance Group, Ltd.                               16,000           73,383
Stockland Trust Group                                   22,000           59,674
Westpac Banking Corp., Ltd.                             18,000          139,281
Woodside Petroleum, Ltd.                                14,000           97,536
                                                                  -------------
                                                                      2,060,331
BERMUDA - 0.09%
Guoco Group                                              8,931           52,336
                                                                  -------------
CHINA - 0.43%
Beijing Datang Power Generation
  Company, Ltd., Class H (a)                           160,000           51,804
China Eastern Airlines Corp., Ltd., H
  Shares (a)                                            50,000            6,155
China Oilfield Services, Ltd. *                         28,000            6,822
China Telecom Corp., Ltd. *                            136,000           23,892
PetroChina Company, Ltd., Class H                      450,000           89,440
Shanghai Petrochem Company, Ltd.,
  H Shares *                                           140,000           21,183
Tsingtao Brewery Company, Ltd.,
  Series H                                              22,000           11,072
Yanzhou Coal Mining Company,
  Ltd., Class H                                         68,000           27,031
Zhejiang Expressway Company,
  Ltd., Class H (a)                                     64,000           24,620
                                                                  -------------
                                                                        262,019
HONG KONG - 10.97%
Bank of East Asia                                       69,000          118,118
BOC Hong Kong Holdings, Ltd. * (a)
                                                        51,000           52,317
Cathay Pacific Airways, Ltd.                            81,000          110,617
Cheung Kong Holdings, Ltd.                             102,000          663,777
Cheung Kong Infrastructure Holdings, Ltd. (a)           35,000           59,915
China Merchants Holdings International
  Company, Ltd. (a)                                     32,000           22,363
China Mobile (Hong Kong), Ltd. *                       281,500          671,394
China National Aviation Company, Ltd.                  213,000           40,969
China Resources Enterprises, Ltd. (a)                   52,000           46,009
China Unicom, Ltd. * (a)                                60,000           40,777
Citic Pacific, Ltd.                                     84,000          154,567
CLP Holdings, Ltd.                                      99,200          399,418
CNOOC, Ltd. (a)                                         57,000           74,552
Cosco Pacific, Ltd.                                     76,000           62,371
Denway Motors, Ltd.                                     96,000           32,621
Esprit Holdings, Ltd.                                   28,000           47,034
Hang Lung Development Company                           38,000           30,942
Hang Lung Properties, Ltd. (a)                          45,000           43,566
Hang Seng Bank, Ltd.                                    54,300          577,915
Henderson Land Development                              47,000          141,327
Hengan International Group Company, Ltd.                38,000           10,354
Hong Kong & China Gas Company, Ltd.                    171,700          221,270
Hong Kong Electric Holdings, Ltd.                       34,000          128,832
Hong Kong Exchange & Clearing, Ltd.                     76,000           95,505
Huaneng Power International, Inc., Class H (a)         127,000          101,782
Hutchison Whampoa, Ltd. *                              186,000        1,163,909
Hysan Development Company, Ltd. *                       43,000           31,705
Johnson Electronic Holdings, Ltd.                      136,000          149,977
Legend Holdings, Ltd. (a)                              164,000           54,151
Li & Fung, Ltd.                                        100,000           94,889
Pacific Century CyberWorks, Ltd. * (a)                  95,000           14,984
Shanghai Industrial Holdings, Ltd. (a)                  41,000           56,254
Shun Tak Holdings, Ltd.                                580,000          116,022
Sun Hung Kai Properties, Ltd.                           91,000          537,933
Swire Pacific, Ltd., Class A                            59,000          225,830
Television Broadcast, Ltd.                              20,000           63,089
Wharf Holdings (a)                                     110,000          208,051
                                                                  -------------
                                                                      6,665,106
JAPAN - 32.25%
Amada Company, Ltd. (a)                                104,000          283,732
Asahi Glass Company (a)                                 47,000          287,715
Asahi National Broadcasting Company, Ltd.                  240          303,132
Bridgestone Corp. (a)                                   32,000          396,093
Canon, Inc. (a)                                         18,000          677,501
Chugai Pharmaceutical Company, Ltd.                     30,000          285,450
Credit Saison Company, Ltd. (a)                         19,000          323,973
Dainippon Ink & Chemicals, Inc. (a)                    204,000          326,373
Daiwa Securities Group, Inc. (a)                        65,000          288,439
Dentsu, Inc.                                                25           76,204
Funai Electric Company, Ltd. (a)                           700           81,812
Hino Motors, Ltd. (a)                                  116,000          397,541
Hitachi, Ltd. (a)                                       73,000          279,682
Hosiden Corp. (a)                                       37,000          288,809
Hoya Corp.                                               8,000          559,784
Ito-Yokado Company, Ltd. (a)                            17,000          501,010
Japan Medical Dynamic Marketing, Inc.                   20,200          324,023
Japan Securities Finance Company, Ltd.                  56,000          183,429
JSR Corp. (a)                                           70,000          702,594
Keyence Corp. (a)                                        2,000          347,760
Kuraray Company (a)                                     85,000          526,777
Marui Company, Ltd.                                     65,000          635,989
Matsushita Electric Industrial Company, Ltd.            25,000          246,295
Mitsubishi Corp. (a)                                    90,000          549,427
Mitsubishi Estate Company, Ltd. (a)                     73,000          555,675
Mitsui Marine & Fire Insurance Company,
  Ltd. (a)                                             125,000          574,689
Mizuho Holdings, Inc. * (a)                                105           98,139
Mori Seiki Company (a)                                  26,000          132,233
Nikko Cordial Corp.                                     54,000          181,879
Nippon Sanso Corp.                                     262,000          794,207
Nippon Steel Corp. * (a)                               248,000          290,266
Nippon Telegraph & Telephone Corp.                          50          181,458
Nissan Motor Company (a)                                80,000          623,779
NTT DoCoMo, Inc. (a)                                       206          379,875
Obayashi Corp.                                          54,000          120,040
Orix Corp. (a)                                           5,500          354,286
Promise Company, Ltd.                                    9,000          320,563
Rengo Company, Ltd.                                    178,000          428,663
Sankei Building                                         36,000           97,912
Sekisui House, Ltd.                                     80,000          565,847
Shohkoh Fund & Company, Ltd. (a)                         3,000          217,245
Sony Corp. (a)                                          11,000          459,414
Sumitomo Bakelite Company, Ltd. (a)                     82,000          338,329
Sumitomo Heavy Industries, Ltd. * (a)                  279,000          155,052
Sumitomo Mitsui Banking Corp. *                             24           74,975
Sumitomo Trust & Banking Company                        43,000          174,158
Suruga Bank (a)                                         25,000           98,308
Tabuchi Electric Company, Ltd. *                        34,000           34,641
Taihei Dengyo Kaisha, Ltd.                              14,000           30,650

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
JAPAN - CONTINUED
Takeda Chemical Industries, Ltd. (a)                    20,542    $     857,935
Teijin, Ltd.                                           112,000          267,834
The Bank of Yokohama, Ltd. (a)                         148,000          584,473
THK Company, Ltd. (a)                                   19,000          209,102
Tokyo Electron, Ltd.                                    10,500          474,781
Tokyo Seimitsu Company, Ltd. (a)                         8,500          191,458
Wacoal Corp.                                            51,000          392,935
Wowow, Inc. *                                               31           50,901
Yasuda Fire & Marine Insurance * (a)                    70,000          408,471
                                                                  -------------
                                                                     19,593,717
SOUTH KOREA - 19.57%
Cheil Communications, Inc.                               1,600          125,593
Cheil Industries, Inc.                                  22,000          288,436
Good Morning Securities Company *                       47,250          178,076
Hyundai Mobis                                           12,000          220,564
Hyundai Motor Company                                   27,000          631,719
Kia Motors *                                            32,000          237,427
Kookmin Bank                                            34,954        1,237,779
Korea Electric Power Corp.                              15,000          230,808
LG Chemical, Ltd.                                        6,800          232,773
LG Electronics Investment, Inc.                          1,300           14,687
LG Electronics, Inc. *                                  11,700          407,411
LG Petrochemical Company, Ltd.                          11,000          126,133
Pacific Corp. *                                          2,000          173,686
Pohang Iron & Steel Company, Ltd. *                      8,000          795,919
Samsung Electro Mechanics                               16,000          586,822
Samsung Electronics Company                              8,500        2,250,327
Samsung Fire & Marine Insurance
  Company, Ltd.                                         17,500          956,115
Samsung Heavy Industries Company, Ltd. *                50,000          170,735
Samsung SDI Company, Ltd.                               11,000          635,302
Samsung Securities Company *                            17,500          422,727
Seoul Bank *                                            19,720          271,014
Shinhan Financial Group Company, Ltd.                   32,000          334,556
Shinsegae Department Store Company                       7,000          882,340
SK Telecom Company, Ltd., ADR                            2,500          482,695
                                                                  -------------
                                                                     11,893,644
MALAYSIA - 1.57%
British American Tobacco Malaysia
  Berhad                                                 5,000           46,711
Gamuda Berhad                                           80,000          115,789
Genting Berhad                                          31,000          109,316
Kuala Lumpur Kepong Berhad                              39,000           66,710
Malayan Bank Berhad                                    136,500          265,816
Petronas Gas Berhad                                     12,000           21,632
Public Bank Berhad                                     170,000          116,316
Resorts World Berhad                                    48,000          118,105
The New Straits Times Press Berhad                      36,000           39,221
UMW Holdings Berhad                                     29,000           56,092
                                                                  -------------
                                                                        955,708
PHILIPPINES - 0.05%
Philippine Long Distance Telephone
  Company, ADR * (a)                                     6,580           33,097
                                                                  -------------
SINGAPORE - 2.87%
CapitaLand, Ltd.                                        41,000           26,236
City Developments, Ltd.                                 18,600           44,606
DBS Group Holdings, Ltd.                                36,000          228,288
Haw Par Corp., Ltd.                                      2,297            4,317
Keppel Corp., Ltd.                                      26,000           55,458
Overseas-Chinese Banking Corp., Ltd.                    45,000          250,339
Singapore Airlines, Ltd.                                39,800          234,030
Singapore Exchange, Ltd.                                95,000           67,362
Singapore Press Holdings, Ltd.                          13,600          142,692
Singapore Technologies Engineering, Ltd.               138,000          131,266
Singapore Telecommunications, Ltd.                     120,000           85,781
United Overseas Bank                                    56,208          382,356
Venture Corp., Ltd.                                     11,000           88,144
                                                                  -------------
                                                                      1,740,875
TAIWAN - 9.01%
Acer Sertek, Inc.                                       94,517           89,775
Advanced Semiconductor Engineering, Inc. *             140,400           85,819
Ambit Microsystems Corp.                                 7,000           23,701
Asustek Computer, Inc.                                  78,750          143,935
Au Optronic Corp. *                                    116,000           70,904
Cathay Financial Holdings Company, Ltd.                 77,051           85,190
China Development Financial Holdings Corp. *           461,904          183,380
China Steel Corp.                                      535,806          311,454
Chinatrust Finance Holding Company, Ltd. *             513,696          435,589
Chungwha Telecom Company, Ltd.                           7,000           10,802
Compal Electronics, Inc.                               128,100          138,177
Compeq Manufactuing Company, Ltd. *                     38,000           20,950
Delta Electronics, Inc.                                 64,802           78,831
Elan Microelectronics Corp.                             43,005           29,121
EVA Airways Corp.                                       97,110           42,627
Evergreen Marine Corp.                                 101,722           65,834
Far Eastern Department Stores, Ltd.                     54,000           12,135
Far Eastern Textile, Ltd.                              156,231           55,238
Formosa Chemicals & Fibre Corp.                        148,824          164,099
Formosa Plastic Corp.                                  416,676          569,309
Fubon Group Company, Ltd.                               62,745           51,889
Hon Hai Precision Industry Company, Ltd.               121,900          438,298
MediaTek, Inc.                                          18,240          155,759
Pacific Construction Company, Ltd. *                    50,000            1,348
Pou Chen Corp.                                          66,263           58,769
President Chain Store Corp.                            103,509          162,825
Procomp Informatics Company, Ltd. *                     41,250           21,012
Quanta Computer, Inc.                                  123,625          211,138
Realtek Semiconductor Corp. *                           10,400           28,045
SinoPac Holdings Company *                             202,958           88,482
Sunplus Technology Company, Ltd.                        33,750           65,731
Taishin Financial Holdings Company, Ltd. *             108,000           57,601
Taiwan Semiconductor Manufacturing
  Company, Ltd. *                                      708,180          903,937
Teco Electric & Machinery Company, Ltd. *               87,236           26,661
United Microelectronics Corp.                          553,897          350,184
Yageo Corp.                                             88,452           23,853
Yuanta Core Pacific Securities Company                 418,434          209,377
                                                                  -------------
                                                                      5,471,779
THAILAND - 0.88%
Advanced Info Service                                  115,000           95,278
BEC World                                               27,800          122,410
Electricity Generating Public Company, Ltd.             90,000           78,216
PTT Exploration & Production                           114,200          238,192
                                                                  -------------
                                                                        534,096
UNITED KINGDOM - 1.02%
HSBC Holdings PLC (a)                                   50,400          550,949
Tanjong PLC *                                           31,000           70,158
                                                                  -------------
                                                                        621,107
UNITED STATES - 0.13%
iShares, Inc., Taiwan Index *                           10,000           81,500
                                                                  -------------
TOTAL COMMON STOCK
(Cost: $66,219,806)                                               $  49,965,315
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 17.77%
Navigator Securities Lending Trust,
1.43%                                              $10,797,720    $  10,797,720
                                                                  -------------
TOTAL INVESTMENTS (PACIFIC RIM
EMERGING MARKETS TRUST) (Cost: $77,017,526)                       $  60,763,035
                                                                  =============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Banking                                                10.50%
Chemicals                                               6.80%
Electrical Equipment                                    6.58%
Retail Trade                                            6.32%
Financial Services                                      5.39%

TELECOMMUNICATIONS TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 73.20%
BROADCASTING - 12.82%
Clear Channel Communications, Inc. *                    10,110    $     377,002
EchoStar Communications Corp., Class A * (a)            16,240          361,502
Fox Entertainment Group, Inc., Class A * (a)            19,230          498,634
Liberty Media Corp., Series A *                         26,920          240,665
Univision Communications, Inc., Class A * (a)           10,620          260,190
Viacom, Inc., Class B *                                  8,960          365,210
Westwood One, Inc. *                                     1,400           52,304
                                                                  -------------
                                                                      2,155,507
CABLE AND TELEVISION - 5.65%
AOL Time Warner, Inc. *                                 15,660          205,146
Comcast Corp., Class A * (a)                            18,618          438,826
Cox Communications, Inc., Class A * (a)                 10,770          305,868
                                                                  -------------
                                                                        949,840
CELLULAR COMMUNICATIONS - 12.93%
AT&T Wireless Services, Inc. * (a)                      81,810          462,227
Nextel Communications, Inc., Class A * (a)              41,790          482,674
Nextel Partners, Inc., Class A * (a)                     7,470           45,343
SK Telecom Company, Ltd., ADR (a)                       13,910          296,979
Sprint Corp. (PCS Group), Series 1 * (a)                15,380           67,364
Telecom Italia Mobile SPA                               32,930          150,221
Vodafone Group PLC, ADR (a)                             36,930          669,172
                                                                  -------------
                                                                      2,173,980
COMPUTERS & BUSINESS EQUIPMENT - 4.45%
Broadband HOLDRs Trust *                                23,770          179,463
Cisco Systems, Inc. *                                   43,430          568,933
                                                                  -------------
                                                                        748,396
ELECTRICAL EQUIPMENT - 0.39%
Flextronics International, Ltd. *                        8,020           65,684
                                                                  -------------
ELECTRONICS - 3.17%
Foundry Networks, Inc. * (a)                             7,570           53,293
Samsung Electronics, Ltd., GDR                           3,600          480,600
                                                                  -------------
                                                                        533,893
INTERNET SOFTWARE - 2.59%
Juniper Networks, Inc. * (a)                             7,380           50,184
Symantec Corp. *                                         8,950          362,564
VeriSign, Inc. *                                         2,800           22,456
                                                                  -------------
                                                                        435,204
SEMICONDUCTORS - 0.92%
Agere Systems, Inc., Class A *                           8,800           12,672
Semiconductor HOLDRs Trust                               5,170          114,516
Skyworks Solutions, Inc. * (a)                           3,100           26,722
                                                                  -------------
                                                                        153,910
SOFTWARE - 1.99%
BEA Systems, Inc. * (a)                                  4,500           51,615
Software HOLDRs Trust (a)                               10,500          283,395
                                                                  -------------
                                                                        335,010
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 13.35%
ADC Telecommunications, Inc. *                          39,840           83,266
ADTRAN, Inc. * (a)                                       2,360           77,644
Alcatel Alsthom, ADR (a)                                16,280           72,283
Amdocs, Ltd. * (a)                                       9,100           89,362
BCE, Inc.                                               11,860          213,971
CIENA Corp. *                                           11,630           59,778
Comverse Technology, Inc. *                              8,810           88,276
KT Corp., ADR (a)                                       12,010          258,816
Nokia Corp., ADR (a)                                    30,250          468,875
Nortel Networks Corp. *                                 16,000           25,760
Portugal Telecom SGPS SA, ADR (a)                       41,460          283,172
QUALCOMM, Inc. *                                        14,370          522,924
                                                                  -------------
                                                                      2,244,127
TELEPHONE - 14.95%
Alltel Corp.                                             7,060          360,060
AT&T Corp.                                               9,744          254,416
BellSouth Corp.                                         11,440          295,953
CenturyTel, Inc.                                         9,860          289,687
Qwest Communications International, Inc. * (a)          36,680          183,400
SBC Communications, Inc.                                11,830          320,711
Sprint Corp. (FON Group)                                11,360          164,493
Telefonos de Mexico SA, ADR, Class L (a)                 6,580          210,428
Verizon Communications, Inc.                            11,180          433,225
                                                                  -------------
                                                                      2,512,373
TOTAL COMMON STOCK
(Cost: $13,233,171)                                               $  12,307,924
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
CORPORATE BONDS - 0.31%
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.31%
US West Communications, Inc.,
  7.20% due 11/01/2004                             $    55,000    $      52,250
                                                                  -------------
TOTAL CORPORATE BONDS
(Cost: $52,297)                                                   $      52,250
                                                                  -------------
SHORT TERM INVESTMENTS - 17.54%
Navigator Securities Lending Trust,
  1.43%                                              2,949,218        2,949,218
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
REPURCHASE AGREEMENTS - 8.95%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at
 1.00%, to be repurchased at
 $1,505,084 on 01/02/2003,
 collateralized by $1,390,000 U.S.
 Treasury Notes 4.88% due
 02/15/2012 (valued at $1,537,688,
 including interest).                                1,505,000    $   1,505,000
                                                                  -------------
TOTAL INVESTMENTS (TELECOMMUNICATIONS
TRUST) (Cost: $17,739,686)                                        $  16,814,392
                                                                  =============

SCIENCE & TECHNOLOGY TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 90.69%
BIOTECHNOLOGY - 1.09%
Cephalon, Inc. *                                        35,500    $   1,727,714
Genentech, Inc. *                                       30,000          994,800
MedImmune, Inc. *                                       57,200        1,554,124
                                                                  -------------
                                                                      4,276,638
BROADCASTING - 1.62%
Univision Communications, Inc., Class A *               28,200          690,900
Viacom, Inc., Class B *                                140,000        5,706,400
                                                                  -------------
                                                                      6,397,300
BUSINESS SERVICES - 12.56%
Accenture, Ltd., Class A *                             202,500        3,642,975
Cadence Design Systems, Inc. *                         230,800        2,721,132
Certegy, Inc. *                                        175,000        4,296,250
Concord EFS, Inc. *                                    600,000        9,444,000
DST Systems, Inc. *                                     57,700        2,051,235
First Data Corp.                                       381,600       13,512,456
Fiserv, Inc. *                                         209,200        7,102,340
Paychex, Inc.                                          150,100        4,187,790
SunGuard Data Systems, Inc. *                          105,000        2,473,800
                                                                  -------------
                                                                     49,431,978
CABLE AND TELEVISION - 3.17%
AOL Time Warner, Inc. *                                701,500        9,189,650
Comcast Corp.-Special Class A *                        145,000        3,275,550
                                                                  -------------
                                                                     12,465,200
CELLULAR COMMUNICATIONS - 1.09%
Vodafone Group PLC, ADR (a)                            237,000        4,294,440
                                                                  -------------
CHEMICALS - 0.28%
Cabot Microelectronics Corp. * (a)                      23,100        1,090,320
                                                                  -------------
COMPUTERS & BUSINESS EQUIPMENT - 16.02%
Brocade Communications Systems, Inc. *                 582,400        2,411,136
Cisco Systems, Inc. *                                1,962,000       25,702,200
Dell Computer Corp. *                                  627,800       16,787,372
EMC Corp. *                                            490,000        3,008,600
Intel Corp.                                            146,000        2,273,220
International Business Machines Corp.                   81,000        6,277,500
Lexmark International Group, Inc., Class A *            59,000        3,569,500
Network Appliance, Inc. * (a)                          193,900        1,939,000
Seagate Technology *                                   104,100        1,116,993
                                                                  -------------
                                                                     63,085,521
ELECTRICAL EQUIPMENT - 2.86%
Flextronics International, Ltd. *                      513,000        4,201,470
Samsung Electronics Company                             26,700        7,068,673
                                                                  -------------
                                                                     11,270,143
ELECTRONICS - 1.06%
Celestica, Inc. *                                      184,000        2,594,400
Sanmina-SCI Corp. *                                    355,000        1,593,950
                                                                  ------------
                                                                      4,188,350
INDUSTRIAL MACHINERY - 0.78%
Cognex Corp. *                                         167,300        3,083,339
                                                                  -------------
INTERNET CONTENT - 0.31%
Yahoo!, Inc. *                                          73,700        1,204,995
                                                                  -------------
INTERNET SOFTWARE - 2.43%
Internet Security Systems, Inc. * (a)                   69,400        1,272,102
Networks Associates, Inc. *                            254,900        4,101,341
VeriSign, Inc. *                                       522,300        4,188,846
                                                                  -------------
                                                                      9,562,289
LEISURE TIME - 0.48%
USA Interactive *                                       81,900        1,877,148
                                                                  -------------
PHARMACEUTICALS - 1.71%
Bristol-Myers Squibb Company                            85,000        1,967,750
Eli Lilly & Company                                     17,500        1,111,250
Pfizer, Inc.                                            59,000        1,803,630
Schering-Plough Corp.                                   43,000          954,600
Wyeth                                                   24,000          897,600
                                                                  -------------
                                                                      6,734,830
SEMICONDUCTORS - 17.77%
Agere Systems, Inc., Class A *                         582,000          838,080
Altera Corp. *                                         360,000        4,438,800
Analog Devices, Inc. *                                 405,000        9,667,350
Applied Materials, Inc. *                              496,600        6,470,698
ASML Holding NV *                                       62,000          518,320
Intersil Corp., Class A *                               69,000          961,860
KLA-Tencor Corp. * (a)                                 155,700        5,507,109
Linear Technology Corp.                                139,000        3,575,080
Marvell Technology Group, Ltd. *                        93,400        1,761,524
Maxim Integrated Products, Inc.                        311,500       10,291,960
Microchip Technology, Inc.                             162,300        3,968,235
Novellus Systems, Inc. *                               116,200        3,262,896
QLogic Corp. * (a)                                     174,000        6,004,740
Taiwan Semiconductor Manufacturing
  Company, Ltd., ADR *                                 485,000        3,419,250
Texas Instruments, Inc.                                348,000        5,223,480
Xilinx, Inc. *                                         196,000        4,037,600
                                                                  -------------
                                                                     69,946,982
SOFTWARE - 23.54%
Adobe Systems, Inc.                                    418,500       10,379,219
Electronic Arts, Inc. *                                167,400        8,331,498
Informatica Corp. *                                    443,000        2,551,680
Intuit, Inc. *                                          63,300        2,970,036
Mercury Interactive Corp. * (a)                        300,300        8,903,895
Microsoft Corp. *                                      654,000       33,811,800
Oracle Corp. *                                         295,000        3,186,000
PeopleSoft, Inc. *                                     119,300        2,183,190
SAP AG                                                  24,000        1,900,747
Siebel Systems, Inc. *                                 792,100        5,924,908
Synopsys, Inc. *                                        46,100        2,127,515
VERITAS Software Corp. *                               666,000       10,402,920
                                                                  -------------
                                                                     92,673,408

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.92%
CIENA Corp. *                                          404,700    $   2,080,158
JDS Uniphase Corp. *                                   637,000        1,573,390
KT Corp., ADR (a)                                       69,300        1,493,415
Nokia Corp., ADR                                       255,400        3,958,700
QUALCOMM, Inc. *                                       174,000        6,331,860
                                                                  -------------
                                                                     15,437,523
TOTAL COMMON STOCK
(Cost: $508,017,837)                                              $ 357,020,404
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                    ---------        -----
SHORT TERM INVESTMENTS - 8.81%
Navigator Securities Lending Trust,
  1.43%                                            $20,097,895    $  20,097,895
T. Rowe Price Reserve Investment
  Fund, 1.54%  (c)                                  14,591,951       14,591,951
                                                                  -------------
                                                                     34,689,846
REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60% to be repurchased at
  $1,969,066 on 01/02/2003,
  collateralized by $1,285,000 U.S.
  Treasury Bonds, 9.875% due
  11/15/2015  (valued at $2,009,419,
  including interest).                               1,969,000        1,969,000
                                                                  -------------
TOTAL INVESTMENTS (SCIENCE &
TECHNOLOGY TRUST) (Cost: $544,676,683)                            $ 393,679,250
                                                                  =============

INTERNATIONAL SMALL CAP TRUST

                                                      SHARES          VALUE
                                                      ------          -----
COMMON STOCK - 95.88%
AUSTRALIA - 1.84%
Emperor Mines Limited *                                264,975    $     113,327
Lihir Gold, Ltd. *                                   1,091,625          884,609
Origin Energy, Ltd.                                    386,275          806,466
                                                                  -------------
                                                                      1,804,402
AUSTRIA - 0.02%
Wolford AG *                                             2,400           23,558
                                                                  -------------
BRAZIL - 3.14%
Brasil Telecom SA                                  166,575,000          552,427
Tele Centro Oeste Celular
  Participacoes SA                                     198,000          792,000
Unibanco Uniao De Barncos Bras, GDR                    110,200        1,206,690
Usinas Siderurgicas de Minas Gerais S.A.               290,500          538,327
                                                                  -------------
                                                                      3,089,444
CANADA - 8.42%
Aur Resources, Inc. * *                                114,050          267,852
Bonavista Petroleum, Ltd. *                             13,050          281,207
Canadian 88 Energy Corp. * *                           475,200          764,074
Creo, Inc. *                                            24,750          201,484
Eldorado Gold Corp. * *                              1,024,825        1,342,905
Industrial Alliance Life Insurance Company *            21,300          532,466
IPSCO, Inc.                                             28,325          283,483
LionOre Mining International , Ltd. *                   96,600          302,085
Mega Blocks, Inc. *                                     10,050          149,506
Mega Blocks, Inc., *                                   107,375        1,608,892
Precision Drilling Corp. *                               8,475          273,344
Rona, Inc. *                                           104,500          896,357
Tesco Corp. *                                           59,425          704,207
Wheaton River Minerals, Ltd.  * *                      716,675          666,907
                                                                  -------------
                                                                      8,274,769
CHINA - 5.74%
Anhui Conch Cement Company,
  Ltd., Series H                                     1,536,000          517,019
AsiaInfo Holdings, Inc. *                              112,300          711,982
BYD Company, Ltd., H Shares *                          779,500        1,574,283
China Oilfield Services, Ltd. *                      2,620,000          638,324
China Pharmaceutical, Ltd. *                         3,240,000          581,647
Hainan Meilan Airport Company, Ltd. *                1,302,000          621,904
Jiangxi Copper Company, Class H                      2,335,000          290,432
Shenzhen Expressway                                  2,254,000          447,994
Sinopec Zhenhai Refining & Chemical
  Company, Ltd., Shares H                            1,016,000          255,350
                                                                  -------------
                                                                      5,638,935
DENMARK - 1.16%
Radiometer A/S, Class B                                 21,800        1,135,521
                                                                  -------------
FINLAND - 2.16%
Comptel Oyj                                            661,525          693,741
Elcoteq Network Corp., A Shares *                       65,850          745,814
Perlos Oyj                                             108,050          681,005
                                                                  -------------
                                                                      2,120,560
FRANCE - 2.47%
Clarins                                                 19,125          852,396
Gemplus International SA *                             420,475          440,952
Havas SA                                                93,375          362,313
MEDIDEP SA *                                            25,757          414,624
NRJ Group                                               23,125          351,642
                                                                  -------------
                                                                      2,421,927
GERMANY - 2.98%
Escada AG                                               31,149          314,573
FJA AG                                                  19,298          392,209
Krones AG                                                1,084           49,450
Puma AG                                                  8,300          566,035
SGL Carbon AG *                                         22,869          192,101
Stada Arzneimittel AG                                   19,352          777,277
Zapf Creation AG                                        23,825          638,124
                                                                  -------------
                                                                      2,929,769
GREECE - 0.65%
Aktor SA                                               105,375          636,519
                                                                  -------------
HONG KONG - 1.70%
Bossini International Holdings, Ltd. *               1,508,000           46,409
Global Bio-chem Technology Group
  Company                                            1,350,000          359,201
QPL International Holdings, Ltd. *                   2,188,000          476,960
Travelsky Technology, Ltd., Class H *                1,133,000          784,531
                                                                  -------------
                                                                      1,667,101
INDONESIA - 0.93%
PT Astra International *                             2,586,000          910,156
                                                                  -------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES          VALUE
                                                      ------          -----
IRELAND - 0.34%
Paddy Power PLC                                         63,475    $     338,156
                                                                  -------------
ISRAEL - 0.35%
Batm Advanced Communications, Ltd. * *                  99,711           24,073
M-Systems Flash Disk Pioneers, Ltd. *                   43,650          319,081
                                                                  -------------
                                                                        343,154
ITALY - 4.36%
Bulgari SPA                                            294,700        1,396,914
Cairo Communications SPA                                26,925          564,725
Ericsson SPA                                             8,650          181,425
Mondadori (Arnold) Editore SPA                         179,212        1,108,843
Navigazione Montanari SPA                              224,825          288,351
Tods SPA *                                              23,200          742,303
                                                                  -------------
                                                                      4,282,561
JAPAN - 9.92%
Asics Corp. *                                          840,000          707,309
Cleanup Corp.                                           53,000          402,543
Don Quijote Company, Ltd.                                4,000          366,790
Enplas Corp.                                            33,200          824,688
Ezaki Glico Company, Ltd.                               51,000          294,594
Milbon Company                                          21,230          507,689
Net One Systems Company, Ltd.                              112          476,255
Oiles Corp.                                             33,100          482,174
Pasona, Inc. *                                             206          379,875
Rakuten, Inc.                                              737          561,004
RECRM Research Company, Ltd. *                             647          435,837
Shima Seiki Manufacturing
  Company, Ltd.                                         16,500          345,950
Sohgo Security Services Company,
  Ltd.                                                  40,300          570,091
Studio Alice Company, Ltd.                              36,920        1,025,901
Taito Corp.                                              1,105          920,213
Takara Company, Ltd.                                    49,000          429,101
Toyo Tire + Rubber                                     361,000          702,181
Yokowo Company *                                        58,500          317,721
                                                                  -------------
                                                                      9,749,916
SOUTH KOREA - 3.84%
Baiksan Opc Co Ltd *                                    44,680          258,802
Hanjin Shipping Comapny, Ltd.                          224,140        1,162,229
Hanmi Pharmaceutical Industrial
  Company, Ltd.                                         11,270          178,640
Interpark Corp. *                                      270,100          498,730
Kumho Electric, Inc. *                                  33,790          464,379
LG Electronics Investment, Inc.                         21,910          247,539
NHN Corp. *                                             13,040          489,254
Samsung Heavy Industries
  Company, Ltd. *                                      140,010          478,092
                                                                  -------------
                                                                      3,777,665
MALAYSIA - 1.71%
APM Automotive Holdings                                711,000          568,800
IGB Corp., Berhad                                       80,000           18,000
SP Setia Berhad                                        598,499          385,874
Transmile Group Berhad                                 579,000          371,779
YTL Corp.                                              409,000          340,116
                                                                  -------------
                                                                      1,684,569
MEXICO - 0.38%
Grupo Financiero Banorte SA                            153,375          375,342
                                                                  -------------
NETHERLANDS - 1.10%
Equant NV *                                            197,050          799,721
Eurocommercial Properties                               13,525          283,673
                                                                  -------------
                                                                      1,083,394
NORWAY - 1.10%
Golar LNG, Inc. *                                      113,000          692,512
Schibsted ASA                                           37,725          391,671
                                                                  -------------
                                                                      1,084,183
PORTUGAL - 0.30%
PT Multimedia.com, SGPS, SA                             28,000          294,223
                                                                  -------------
SINGAPORE - 2.95%
Cycle & Carriage, Ltd.                                 252,000          493,933
Hyflux, Ltd.                                           646,000          413,374
Jurong Technologies Industrial Corp. *               3,126,000          522,607
Neptune Orient Lines, Ltd. *                         2,264,000        1,200,749
Seksun Corp., Ltd.                                     521,000          271,816
                                                                  -------------
                                                                      2,902,479
SPAIN - 0.41%
Viscofan SA                                             59,247          401,996
                                                                  -------------
SWEDEN - 8.23%
Allgon AB, Class B *                                   104,925          144,824
Axfood AB                                               89,400        1,665,838
Capio AB *                                             184,100        1,461,111
D Carnegie & Company AB *                               23,800          153,301
Eniro AB                                               236,500        1,496,147
Getinge AB, Class B                                     41,000          839,429
Kinnevik AB, B Shares                                   79,100          791,546
LGP Telecom Holding AB *                               146,350          599,271
Modern Time Group AB, B Shares *                        13,050          105,823
SSAB Svenskt Stal AB, Series A                          70,000          829,308
                                                                  -------------
                                                                      8,086,598
SWITZERLAND - 3.90%
Centerpulse AG *                                         7,000          121,590
Converium Holdings AG *                                 27,525        1,333,363
Saurer AG *                                             23,850          530,249
Sulzer Medica AG *                                      10,625        1,851,367
                                                                  -------------
                                                                      3,836,569
TAIWAN - 2.87%
China Metal Products                                   603,000          527,299
High Tech Computer Corp.                                54,000          230,649
National Aerospace                                     595,000          511,717
Primax Electronics, Ltd.                               447,000          212,857
Quanta Storage, Inc. *                                  80,000          537,951
Synnex Technology International
  Corporation                                          162,000          245,454
Taiwan Hon Chuan Enterprise
  Company, Ltd.                                        224,000          290,263
Welldone Company *                                     139,000          264,762
                                                                  -------------
                                                                      2,820,952
THAILAND - 6.67%
Aapico Hitech PCL *                                    522,400          338,985
Amata Corp.                                            580,700          255,696
BEC World                                              112,400          494,925
Central Pattana PCL                                    196,450          245,847
Hemaraj Land & Development *                         3,079,450          356,831
Home Product Center PCL *                            2,016,650          107,492
Kiatnakin Finance PLC                                  738,525          513,459
Lalin Property PCL *                                 1,623,200          940,440
Major Cineplex Group *                                 629,600        1,174,572
Noble Development PCL *                              2,709,400          565,112

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES          VALUE
                                                      ------          -----
THAILAND - CONTINUED
PTT PCL                                                953,800    $     928,380
Siam Panich Leasing PCL                                442,625          402,620
Thai Stanley Electric PCL                               79,500          226,617
                                                                  -------------
                                                                      6,550,976
UNITED KINGDOM - 16.24%
Aberdeen Asset Management PLC                          353,725          404,217
ARM Holdings PLC *                                   1,342,750        1,037,355
Autonomy Corp. PLC *                                   396,389        1,116,479
Burberry Group PLC *                                   239,500          865,392
Chloride Group PLC                                     747,925          385,211
easyJet PLC *                                          176,925          780,244
First Choice Holidays PLC                              470,787          647,254
Garban PLC *                                            36,600          589,077
Helphire Group *                                        25,200           72,196
Hit Entertainment PLC                                  401,050        1,379,735
Intec Telecom Systems PLC *                          1,034,150          332,893
John Wood Group PLC *                                  342,375          885,817
Kingston Communications (Hull)
  PLC *                                                124,225          134,960
lastminute.com PLC *                                   102,950          169,575
Logica PLC                                             197,677          477,242
New Look Group PLC                                      44,325          169,792
NHP PLC *                                              823,131        1,416,242
NXT PLC * *                                            274,425          218,635
Spectris PLC                                           105,325          479,743
Spirent PLC                                          1,402,875          378,203
Stagecoach Holdings PLC                              2,779,575        1,319,749
Telewest Communications PLC * *                     13,089,925          421,365
The Berkeley Group PLC                                  42,800          410,564
The Future Network PLC *                               254,300          225,113
TTP Telecommunications PLC *                           736,991          849,310
VT Group PLC                                            66,775          239,152
Yule Catto & Company PLC                               123,525          553,696
                                                                  -------------
                                                                     15,959,211
TOTAL COMMON STOCK
(Cost: $97,983,139)                                               $  94,224,605
                                                                  -------------
PREFERRED STOCK - 0.53%
BRAZIL - 0.53%
Sider De Tubarao                                    46,500,000          525,424
                                                                  -------------
TOTAL PREFERRED STOCK
(Cost: $521,432)                                                  $     525,424
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
REPURCHASE AGREEMENTS - 3.59%
Repurchase Agreement with State
 Street Corp. dated 12/31/2002 at
 0.60%, to be repurchased at
 $3,528,118 on 01/02/2003,
 collateralized by $2,920,000 U.S.
 Treasury Bonds 6.50% due
 11/15/2026 (valued at $3,598,900
 including interest).                              $ 3,528,000    $   3,528,000
                                                                  -------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST) (Cost: $102,032,571)                                   $  98,278,029
                                                                  =============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Medical-Hospitals                                        4.77%
Telecommunications Equipment & Services                  4.46%
Software                                                 4.31%
Leisure Time                                             4.22%
Retail Trade                                             4.07%

HEALTH SCIENCES TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 83.16%
BIOTECHNOLOGY - 21.45%
Amgen, Inc. *                                           34,200    $   1,653,228
Biogen, Inc. *                                          12,500          500,750
Cephalon, Inc. * (a)                                    80,700        3,927,508
Exelixis, Inc. * (a)                                   106,600          852,800
Genentech, Inc. * (a)                                   14,600          484,136
Human Genome Sciences, Inc. *                           37,600          331,256
IDEC Pharmaceuticals Corp. *                            24,700          819,299
Invitrogen Corp. *                                       9,100          284,739
Medicines Company * (a)                                 90,500        1,449,810
MedImmune, Inc. *                                      123,500        3,355,495
Millennium Pharmaceuticals, Inc. *                      28,000          222,320
Neurocrine Biosciences, Inc. * (a)                      48,600        2,219,076
Progenics Pharmaceuticals, Inc. *                       10,200           67,932
Telik, Inc. * (a)                                       16,700          194,722
Transkaryotic Therapies, Inc. * (a)                     29,800          295,020
Trimeris, Inc. * (a)                                    72,000        3,102,480
Tularik, Inc. * (a)                                     10,400           77,584
                                                                  -------------
                                                                     19,838,155
CHEMICALS - 0.49%
Waters Corp. *                                          20,800          453,024
                                                                  -------------
DRUGS & HEALTH CARE - 5.15%
Alkermes, Inc. * (a)                                   112,900          707,883
Biomarin Pharmaceutical, Inc. *                         14,900          105,045
Biovail Corp. *                                          8,200          216,562
Cardinal Health, Inc.                                   14,600          864,174
CV Therapeutics, Inc. * (a)                             25,300          460,966
Durect Corp. *                                           7,250           14,645
ImClone Systems, Inc. * (a)                             48,100          510,870
NeoRx Corp. *                                           20,100            8,643
Onyx Pharmaceuticals, Inc. * (a)                         2,000           11,620
Protein Design Labs, Inc. *                             13,700          116,450
Scios, Inc. * (a)                                       33,200        1,081,656
STAAR Surgical Company *                                11,800           43,306
Versicor, Inc. * (a)                                    57,600          621,504
                                                                  -------------
                                                                      4,763,324
HEALTHCARE PRODUCTS - 10.44%
Abbott Laboratories,                                    42,900        1,716,000
Advanced Neuromodulation Systems, Inc. * (a)            36,300        1,274,130
Aspect Medical Systems, Inc. * (a)                      49,100          166,449
Baxter International, Inc.                               6,600          184,800
Biomet, Inc.                                             7,800          223,548
Boston Scientific Corp. *                               41,600        1,768,832
EPIX Medical, Inc. *                                    29,650          214,369
Esperion Therapeutics, Inc. *                           20,700          147,136
Fischer Imaging Corp. * (a)                             58,000          348,580

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
HEALTHCARE PRODUCTS - CONTINUED
Johnson & Johnson                                       23,600    $   1,267,556
Patterson Dental Company *                              13,400          586,116
Sanofi-Synthelabo SA                                    16,800        1,026,257
St. Jude Medical, Inc. *                                18,300          726,876
XOMA, Ltd. *                                             2,200            9,306
                                                                  -------------
                                                                      9,659,955
HEALTHCARE SERVICES - 11.44%
HCA-The Healthcare Company                              42,300        1,755,450
Laboratory Corp. of America Holdings *                  39,800          924,952
McKesson Corp.                                          10,400          281,112
Omnicare, Inc.                                          91,700        2,185,211
UnitedHealth Group, Inc.                                52,300        4,367,050
Wellpoint Health Networks, Inc., Class A *              15,000        1,067,400
                                                                  -------------
                                                                     10,581,175
INSURANCE - 4.07%
Anthem, Inc. * (a)                                      59,900        3,767,710
                                                                  -------------
LIFE SCIENCES - 0.52%
Symyx Technologies, Inc. *                              38,300          482,197
                                                                  -------------
MEDICAL-HOSPITALS - 2.24%
Davita, Inc. *                                          12,000          296,040
Deltagen, Inc. *                                        52,300           25,104
Tenet Healthcare Corp. *                                39,150          642,060
Triad Hospitals, Inc. *                                 37,200        1,109,676
                                                                  -------------
                                                                      2,072,880
PHARMACEUTICALS - 27.36%
Abgenix, Inc. * (a),                                    60,600          446,622
Actelion, Ltd. *                                         5,500          242,571
Alexion Pharmaceuticals, Inc. * (a)                     24,900          351,588
Allergan, Inc.                                          24,100        1,388,642
AmerisourceBergen Corp.                                 15,800          858,098
Amylin Pharmaceuticals, Inc. * (a)                      20,900          337,326
Cubist Pharmaceuticals, Inc. * (a)                      36,600          301,218
Eli Lilly & Company                                     20,900        1,327,150
Forest Laboratories, Inc. *                             22,600        2,219,771
Fujisawa Pharmaceutical Company, Ltd.                   12,500          285,765
Gilead Sciences, Inc. *                                102,700        3,491,800
Inkine Pharmaceutical, Inc. * (a)                       28,050           45,722
Isis Pharmaceuticals, Inc. * (a)                        16,600          109,394
Ligand Pharmaceuticals, Inc., Class B * (a)             10,270           55,150
Noven Pharmaceuticals, Inc. *                           20,600          190,138
NPS Pharmaceuticals, Inc. * (a)                         73,000        1,837,410
OSI Pharmaceuticals, Inc. * (a)                         15,200          249,280
Pfizer, Inc.                                           103,000        3,148,710
Pharmacia Corp.                                         62,300        2,604,140
Regeneron Pharmaceuticals, Inc. * (a)                   21,300          394,263
Salix Pharmaceuticals, Ltd. *                           39,400          275,406
Schering-Plough Corp.                                   22,600          501,720
Teva Pharmaceutical Industries, Ltd., ADR               30,400        1,173,744
Triangle Pharmaceuticals, Inc. * (a)                    28,500          169,290
Vertex Pharmaceuticals, Inc. *                          33,104          524,698
ViroPharma, Inc. * (a)                                  14,300           20,878
Women First Healthcare, Inc. * (a)                       9,600           43,786
Wyeth                                                   72,500        2,711,500
                                                                  -------------
                                                                     25,305,780
TOTAL COMMON STOCK
(Cost: $87,164,049)                                               $  76,924,200
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
U.S. TREASURY OBLIGATIONS - 1.29%
U.S. TREASURY BILLS - 1.29%
1.15% due 06/19/2003                               $ 1,200,000    $   1,193,337
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,192,884)                                                $   1,193,337
                                                                  -------------
SHORT TERM INVESTMENTS - 13.97%
Navigator Securities Lending Trust,
  1.43%                                             12,896,261       12,896,261
T. Rowe Price Reserve Investment
  Fund, 1.54% (c)                                       22,176           22,176
                                                                  -------------
                                                                  $  12,918,437
REPURCHASE AGREEMENTS - 1.58%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60% to be repurchased at
  $1,462,049 on 01/02/2003,
  collateralized by $1,240,000 U.S.
  Treasury Bonds, 6.125% due
  8/15/2029 (valued at $1,492,650,
  including interest).                             $ 1,462,000    $   1,462,000
                                                                  -------------
TOTAL INVESTMENTS (HEALTH SCIENCES
Trust) (Cost: $102,737,370)                                       $  92,497,974
                                                                  =============

AGGRESSIVE GROWTH TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 75.11%
ADVERTISING - 0.32%
DoubleClick, Inc.                                       40,900    $     231,494
Lamar Advertising Company, Class A                      21,000          706,650
                                                                  -------------
                                                                        938,144
AEROSPACE - 0.70%
Aeroflex, Inc.                                          62,600          431,940
Alliant Techsystems, Inc.                               25,500        1,589,925
                                                                  -------------
                                                                      2,021,865
AIR TRAVEL - 0.11%
Frontier Airlines, Inc. (a)                             45,600          308,256
                                                                  -------------
APPAREL & TEXTILES - 0.81%
Cintas Corp.                                            25,500        1,166,625
Quiksilver, Inc.                                        19,100          509,206
The Gymboree Corp.                                      41,900          664,534
                                                                  -------------
                                                                      2,340,365
AUTO PARTS - 1.26%
Gentex Corp.                                            51,100        1,616,804
Lear Corp.                                              26,100          868,608
Superior Industries International, Inc.                 28,400        1,174,624
                                                                  -------------
                                                                      3,660,036

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
AUTO SERVICES - 0.16%
Copart, Inc.                                            39,800    $     471,232
                                                                  -------------
AUTOMOBILES - 0.17%
Monaco Coach Corp.                                      30,500          504,775
                                                                  -------------
BANKING - 2.75%
Digital Insight Corp. (a)                               21,500          186,835
Doral Financial Corp.                                   55,200        1,578,720
East West Bancorp, Inc.                                 12,400          447,392
Investors Financial Services Corp.                      71,000        1,944,690
Prosperity Bancshares, Inc.                             27,400          520,600
Silicon Valley Bancshares                               20,400          372,300
Southwest BanCorp of Texas, Inc. (a)                    33,400          962,254
Sterling Bancshares, Inc.                               22,700          277,394
TCF Financial Corp.                                     17,900          782,051
UCBH Holdings, Inc. (a)                                 12,700          539,115
Whitney Holding Corp.                                   10,650          354,964
                                                                  -------------
                                                                      7,966,315
BIOTECHNOLOGY - 1.57%
Affymetrix, Inc. (a)                                    26,500          606,585
Biosite, Inc. (a)                                       14,000          476,280
Cephalon, Inc. (a)                                       9,400          457,479
Charles River Laboratories International, Inc. (a)      23,300          896,584
Covance, Inc.                                           19,900          489,341
CTI Molecular Imaging, Inc. (a)                         15,200          374,832
Integra Lifesciences Holdings, Inc.                     21,100          372,415
Invitrogen Corp.                                        15,100          472,479
Sangstat Medical Corp.                                  34,300          387,590
                                                                  -------------
                                                                      4,533,585
BROADCASTING - 1.49%
Cox Radio, Inc., Class A                                14,000          319,340
Entercom Communications Corp.                            8,100          380,052
Entravision Communications Corp., Class A               59,200          590,816
Hispanic Broadcasting Corp.                             50,200        1,031,610
Radio One, Inc., Class A (a)                            32,500          475,150
Radio One, Inc., Class D (a)                            39,000          562,770
Westwood One, Inc.                                      25,600          956,416
                                                                  -------------
                                                                      4,316,154
BUILDING MATERIALS & CONSTRUCTION - 1.35%
Jacobs Engineering Group, Inc.                          97,700        3,478,120
Trex Company, Inc. (a)                                  12,000          423,600
                                                                  -------------
                                                                      3,901,720
BUSINESS SERVICES - 8.02%
Affiliated Computer Services, Inc., Class A,            65,200        3,432,780
ChoicePoint, Inc.                                       15,700          619,993
Coinstar, Inc.                                          17,100          387,315
Corporate Executive Board Company                       24,200          772,464
DST Systems, Inc.                                       41,400        1,471,770
FactSet Research Systems, Inc. (a)                      21,000          593,670
Fiserv, Inc.                                            68,600        2,328,970
Forrester Research, Inc.                                23,100          359,667
FTI Consulting, Inc. (a)                                12,100          485,815
Getty Images, Inc.                                      29,300          895,115
Insight Enterprises, Inc.                               40,700          338,217
Iron Mountain, Inc. (a)                                 41,850        1,381,468
Paychex, Inc.                                           80,600        2,248,740
PRG-Shultz International, Inc. (a)                      40,300          358,670
Probusiness Services, Inc. (a)                          55,600          556,000
Reynolds & Reynolds Company, Class A                    24,900          634,203
Robert Half International, Inc.                        117,500        1,892,925
Scansource, Inc (a).                                    12,500          616,250
SEI Investment Company                                  10,200          277,236
SunGuard Data Systems, Inc.                             91,600        2,158,096
The InterCept Group, Inc. (a)                           17,800          301,372
The Titan Corp.                                         38,800          403,520
Websense, Inc.                                          32,600          696,369
                                                                  -------------
                                                                     23,210,625
CABLE AND TELEVISION - 0.10%
TiVo, Inc. (a)                                          56,000          292,880
                                                                  -------------
CHEMICALS - 1.15%
Albany Molecular Research, Inc. (a)                     22,800          337,235
Cambrex Corp.                                           22,800          688,788
Techne Corp. (a)                                        22,000          628,496
TETRA Technologies, Inc.                                21,500          459,455
Valspar Corp.                                           27,500        1,214,950
                                                                  -------------
                                                                      3,328,924
COLLEGES & UNIVERSITIES - 0.16%
Corinthian Colleges, Inc.                               12,600          477,036
                                                                  -------------
COMMERCIAL SERVICES - 0.17%
Moody's Corp.                                           12,000          495,480
                                                                  -------------
COMPUTERS & BUSINESS EQUIPMENT - 1.98%
Applied Films Corp. (a)                                 34,800          695,652
CACI International, Inc., Class A                       34,400        1,226,016
M-Systems Flash Disk Pioneers, Ltd. (a)                 42,000          307,020
National Instruments Corp.                              56,000        1,819,440
NetScreen Technologies, Inc. (a)                        29,500          496,780
Pinnacle Systems, Inc.                                  71,000          966,310
Silicon Storage Technology, Inc.                        53,000          214,120
                                                                  -------------
                                                                      5,725,338
CONSTRUCTION MATERIALS - 0.10%
Shaw Group, Inc. (a)                                    18,300          301,035
                                                                  -------------
CONSTRUCTION & MINING EQUIPMENT - 0.53%
National Oilwell, Inc.                                  70,000        1,528,800
                                                                  -------------
CRUDE PETROLEUM & NATURAL GAS - 1.56%
FMC Technologies, Inc.                                  24,400          498,492
Key Energy Services, Inc.                               64,200          575,874
Patterson-UTI Energy, Inc. (a)                         114,000        3,439,380
                                                                  -------------
                                                                      4,513,746
DOMESTIC OIL - 0.54%
Chesapeake Energy Corp. (a)                             86,800          671,832
Forest Oil Corp.                                        17,000          470,050
Spinnaker Exploration Company                           19,500          429,975
                                                                  -------------
                                                                      1,571,857
DRUGS & HEALTH CARE - 1.82%
Caremark Rx, Inc.                                      142,600        2,317,250
Genencor International, Inc. (a)                        24,500          239,610
Lifepoint Hospitals, Inc.                               79,600        2,382,507
Med Design Corp. (a)                                    41,200          331,990
                                                                  -------------
                                                                      5,271,357

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES          VALUE
                                                       ------          -----
EDUCATIONAL SERVICES - 0.61%
Apollo Group, Inc., Class A                             14,625    $     643,500
Career Education Corp.                                  12,000          480,000
Education Management Corp.                              17,300          650,480
                                                                  -------------
                                                                      1,773,980
ELECTRICAL EQUIPMENT - 0.85%
Anaren Microwave, Inc. (a)                              31,000          272,800
Molex, Inc., Class A                                    21,000          417,690
Power-One, Inc.                                         55,300          313,551
Tektronix, Inc.                                         31,400          571,166
Wilson Greatbatch Technologies, Inc.                    30,000          876,000
                                                                  -------------
                                                                      2,451,207
ELECTRONICS - 3.06%
Engineered Support Systems, Inc.                        15,750          577,395
FEI Company                                             32,500          496,925
Fisher Scientific International, Inc.                   80,700        2,427,456
FLIR Systems, Inc.                                      16,300          795,440
II-VI, Inc.                                             21,000          337,260
Integrated Defense Technologies, Inc.                   17,600          255,200
Keithley Instruments, Inc.                              31,100          388,750
Kemet Corp.                                             33,000          288,420
L-3 Communications Holdings, Inc.                       26,200        1,176,642
Photon Dynamics, Inc. (a)                               37,000          843,600
Pixelworks, Inc. (a)                                    37,700          218,660
Varian, Inc.                                            37,000        1,061,530
                                                                  -------------
                                                                      8,867,278
FINANCIAL SERVICES - 0.95%
Euronet Worldwide, Inc. (a)                             59,300          445,343
Federated Investors, Inc., Class B                      26,300          667,231
Legg Mason, Inc.                                        13,400          650,436
NCO Group, Inc. (a)                                     24,800          395,560
Waddell & Reed Financial, Inc., Class A                 30,100          592,067
                                                                  -------------
                                                                      2,750,637
FOOD & BEVERAGES - 0.67%
Horizon Organic Holding Corp. (a)                       24,900          403,131
Performance Food Group Company (a)                      29,300          994,999
Starbucks Corp.                                         27,000          550,260
                                                                  -------------
                                                                      1,948,390
HEALTHCARE PRODUCTS - 2.33%
Advanced Neuromodulation Systems, Inc. (a)               8,400          294,840
American Medical Systems Holdings, Inc. (a)             17,100          277,191
Biomet, Inc.                                            41,300        1,183,658
Bruker AXS, Inc. (a)                                    70,000          126,700
Bruker Daltonics, Inc. (a)                              44,200          214,812
Cytyc Corp.                                             62,500          637,500
Diagnostic Products Corp.                               13,700          529,094
Patterson Dental Company                                11,700          511,758
Priority Healthcare Corp., Class B (a)                  23,600          547,520
STERIS Corp.                                            27,700          671,725
Varian Medical Systems, Inc.                            13,700          679,520
Wright Medical Group, Inc. (a)                          17,000          296,803
Zoll Medical Corp. (a)                                  21,400          763,338
                                                                  -------------
                                                                      6,734,459
HEALTHCARE SERVICES - 4.42%
Accredo Health, Inc.                                    33,900        1,194,975
Cerner Corp. (a)                                        21,800          681,468
DIANON Systems, Inc.                                    15,000          715,650
Express Scripts, Inc., Class A                          65,900        3,165,836
First Health Group Corp.                               133,300        3,245,855
Icon Public, Ltd., ADR                                  17,300          465,543
IMPAC Medical Systems, Inc.                             18,300          338,916
Lincare Holdings, Inc.                                  40,600        1,283,772
Odyssey Healthcare, Inc. (a)                            15,200          527,440
Pediatrix Medical Group, Inc.                           15,900          636,954
The Advisory Board Company                              18,200          544,180
                                                                  -------------
                                                                     12,800,589
HOMEBUILDERS - 0.23%
D.R. Horton, Inc.                                       21,300          369,555
Toll Brothers, Inc.                                     14,200          286,840
                                                                  -------------
                                                                        656,395
HOTELS & RESTAURANTS - 2.78%
Alliance Gaming Corp.                                   36,800          626,704
Brinker International, Inc.                                700           22,575
CBRL Group, Inc.                                        26,300          792,419
Cosi, Inc. (a)                                          29,400          163,464
Kerzner International Ltd (a)                           19,100          383,528
Krispy Kreme Doughnuts, Inc. (a)                        14,900          503,173
P.F. Chang's China Bistro, Inc. (a)                     27,700        1,005,510
Panera Bread Company, Class A (a)                       22,400          779,744
RARE Hospitality International, Inc.                    31,800          878,316
Shuffle Master, Inc. (a)                                25,800          493,038
Sonic Corp.                                             60,950        1,248,865
Station Casinos, Inc. (a)                               28,100          497,370
The Cheesecake Factory, Inc.                            18,300          661,545
                                                                  -------------
                                                                      8,056,251
INDUSTRIAL MACHINERY - 0.10%
Manitowoc, Inc.                                         10,900          277,950
                                                                  -------------
INDUSTRIALS - 0.76%
Fastenal Company (a)                                    58,600        2,191,054
                                                                  -------------
INSURANCE - 1.58%
Brown & Brown, Inc.                                     40,500        1,308,960
Fidelity National Financial, Inc.                       17,270          566,974
HCC Insurance Holdings, Inc.                            90,000        2,214,000
Hilb, Rogal and Hamilton Company                        11,500          470,350
                                                                  -------------
                                                                      4,560,284
INTERNET CONTENT - 0.09%
Onesource Information Services, Inc.                    34,900          268,730
                                                                  -------------
INTERNET RETAIL - 0.22%
eBay, Inc.                                               9,525          645,985
                                                                  -------------
INTERNET SERVICE PROVIDER - 0.14%
eSPEED, Inc., Class A                                   23,500          398,114
                                                                  -------------
INTERNET SOFTWARE - 0.67%
Internet Security Systems, Inc. (a)                     21,700          397,761
Macromedia, Inc.                                        59,100          629,415
Networks Associates, Inc.                               21,262          342,106
Safenet Inc. (a)                                        22,800          577,980
                                                                  -------------
                                                                      1,947,262
INVESTMENT COMPANIES - 0.16%
Affiliated Managers Group, Inc. (a),                     9,100          457,730
                                                                  -------------
LEISURE TIME - 0.33%
Hollywood Entertainment Corp.                           21,400          323,140
Regal Entertainment Group, Class A                      13,300          284,886
Steiner Leisure, Ltd. (a)                               25,900          361,046
                                                                  -------------
                                                                        969,072

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
MANUFACTURING - 0.98%
Armor Holdings, Inc. (a)                                21,600    $     297,432
Danaher Corp.                                           38,700        2,542,590
                                                                  -------------
                                                                      2,840,022
MEDICAL-HOSPITALS - 3.08%
Centene Corp. (a)                                        8,500          285,515
Community Health Systems, Inc.                          92,100        1,896,339
Davita, Inc.                                            29,500          727,765
Health Management Associates, Inc., Class A            133,500        2,389,650
ICU Medical, Inc.                                       22,200          828,060
ResMed, Inc. (a)                                        66,300        2,026,791
Triad Hospitals, Inc.                                   25,100          748,733
                                                                  -------------
                                                                      8,902,853
PETROLEUM SERVICES - 3.78%
Cal Dive International, Inc.                           102,000        2,397,000
Cooper Cameron Corp.                                    13,500          672,570
ENSCO International, Inc.                               38,300        1,127,935
Gulfmark Offshore, Inc.                                 44,400          654,900
Newfield Exploration Company                            41,000        1,478,050
Newpark Resources, Inc. (a)                             60,400          262,740
Pride International, Inc.                              155,400        2,315,460
Universal Compression Holdings, Inc. (a)                25,400          485,902
Varco International, Inc.                               74,900        1,303,260
Willbros Group Inc.                                     29,500          242,490
                                                                  -------------
                                                                     10,940,307
PHARMACEUTICALS - 3.08%
aaiPharma, Inc. (a)                                     23,100          323,862
AmerisourceBergen Corp.                                 43,300        2,351,623
Array BioPharma, Inc. (a)                               31,200          173,160
Barr Laboratories, Inc.                                  7,400          481,666
Connetics Corp.                                         39,200          471,184
First Horizon Pharmaceutical Corp. (a)                  30,000          224,340
Medicis Pharmaceutical Corp., Class A                   66,600        3,308,022
Pharmaceutical Product Development, Inc.                25,900          758,093
Taro Pharmaceutical Industries, Ltd., Class A           22,100          830,960
                                                                  -------------
                                                                      8,922,910
PLASTICS - 0.17%
Spartech Corp.                                          23,300          480,679
                                                                  -------------
POLLUTION CONTROL - 0.20%
Stericycle, Inc.                                        17,500          566,633
                                                                  -------------
RETAIL GROCERY - 0.59%
United Natural Foods, Inc.                              37,000          937,950
Whole Foods Market, Inc.                                14,700          775,131
                                                                  -------------
                                                                      1,713,081
RETAIL TRADE - 8.18%
99 Cents Only Stores                                    26,400          709,104
Bed Bath & Beyond, Inc.                                 51,100        1,764,483
Best Buy Company, Inc.                                  57,600        1,391,040
CarMax, Inc. (a)                                        33,200          593,616
CDW Computer Centers, Inc.                              65,900        2,889,715
Chico's FAS, Inc. (a)                                   55,500        1,049,505
Christopher & Banks Corp. (a)                           26,600          551,950
Daisytek International Corp. (a)                        28,400          225,212
Dollar Tree Stores, Inc.                                51,300        1,260,441
Fossil, Inc. (a)                                        20,400          414,936
Fred's, Inc., Class A                                   20,300          521,710
GameStop Corp.                                          36,800          360,640
Hot Topic, Inc. (a)                                     37,400          855,712
J. Jill Group, Inc.                                     39,599          553,594
Kohl's Corp.                                            10,600          593,070
Pacific Sunwear of California, Inc.                    132,900        2,351,001
Regis Corp.                                             25,500          662,745
Rent-A-Center, Inc.                                     17,100          854,145
Restoration Hardware, Inc. (a)                          44,000          220,440
The Mens Wearhouse, Inc. (a)                            27,400          469,910
The TJX Companies, Inc.                                 28,000          546,560
Too, Inc.                                               78,400        1,843,968
Tractor Supply Company                                  12,500          470,000
Urban Outfitters, Inc. (a)                              17,200          405,404
Williams-Sonoma, Inc.                                   78,200        2,123,130
                                                                  -------------
                                                                     23,682,031
SANITARY SERVICES - 0.31%
Waste Connections, Inc. (a)                             23,100          891,891
                                                                  -------------
SEMICONDUCTORS - 3.41%
02Micro International Ltd.                              38,500          375,336
Actel Corp.                                             34,600          561,212
Advanced Energy Industries, Inc. (a)                    17,600          223,872
ASE Test, Ltd.                                          44,100          176,400
Asyst Technologies, Inc. (a)                            43,700          321,195
ChipPac, Inc., Class A                                 107,900          383,045
Credence Systems Corp.                                  35,400          330,282
Cree, Inc. (a)                                          38,800          634,380
Cymer, Inc. (a)                                         18,400          593,400
Exar Corp. (a)                                          33,200          411,680
Integrated Circuit Systems, Inc.                        41,500          757,375
Intersil Corp., Class A                                 24,304          338,798
Linear Technology Corp.                                 34,100          877,052
Microchip Technology, Inc.                              41,975        1,026,289
Mykrolis Corp.                                          75,400          550,420
NVIDIA Corp. (a)                                        22,000          253,220
Omnivision Technologies, Inc. (a)                       22,700          308,039
QLogic Corp.                                            13,600          469,336
Semtech Corp.                                           39,000          425,880
Varian Semiconductor Equipment, Inc.                    13,600          323,150
Zoran Corp. (a)                                         37,650          529,735
                                                                  -------------
                                                                      9,870,096
SOFTWARE - 2.72%
Activision, Inc. (a)                                    16,500          240,735
Autodesk, Inc.                                          25,900          370,370
Avocent Corp.                                           31,900          708,818
Business Objects SA, ADR (a)                            27,900          418,500
Catapult Communications Corp.                           19,900          237,805
Cognos, Inc. (a)                                        24,900          583,905
Documentum, Inc. (a)                                    46,500          728,190
Epiq Systems, Inc. (a)                                  23,800          364,616
Intuit, Inc.                                            32,400        1,520,208
Macrovision Corp.                                       32,800          526,112
MCSI, Inc. (a)                                          28,500          135,375
Pixar, Inc. (a)                                         16,300          863,737
Red Hat, Inc. (a)                                       98,700          583,317
Take-Two Interactive Software, Inc. (a)                 25,200          591,948
                                                                  -------------
                                                                      7,873,636
STEEL - 0.14%
Gibraltor Steel Corp.                                   21,400          407,456
                                                                  -------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.78%
Intrado, Inc. (a)                                       18,500          181,300
UTStarcom, Inc.                                        104,400        2,070,252
                                                                  -------------
                                                                      2,251,552

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
TRANSPORTATION - 0.45%
C. H. Robinson Worldwide, Inc.                          41,500    $   1,294,800
                                                                  -------------
TRUCKING & FREIGHT - 0.47%
Expeditores International of
  Washington, Inc. (a)                                  41,900        1,368,035
                                                                  -------------
TOTAL COMMON STOCK
(Cost: $241,213,998)                                              $ 217,440,874
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 15.77%
Navigator Securities Lending Trust,
  1.43%                                            $45,641,187    $  45,641,187
                                                                  -------------
REPURCHASE AGREEMENTS - 9.12%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  1.18%, to be repurchased at
  $26,408,731 on 01/02/2003,
  collateralized by $26,775,000
  Student Loan Marketing
  Association, 2.00% due
  04/26/2004 (valued at
  $26,938,515, including interest).                 26,407,000       26,407,000
                                                                  -------------
TOTAL INVESTMENTS (AGGRESSIVE GROWTH
TRUST) (Cost: $313,262,185)                                       $ 289,489,061
                                                                  =============

EMERGING SMALL COMPANY TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 83.17%
ADVERTISING - 0.22%
Lamar Advertising Company, Class A                      23,500    $     790,775
                                                                  -------------
AGRICULTURE - 1.45%
Bunge, Ltd.                                            219,700        5,285,982
                                                                  -------------
AIR TRAVEL - 0.58%
Alaska Air Group, Inc.                                  49,400        1,069,510
SkyWest, Inc.                                           80,000        1,045,600
                                                                  -------------
                                                                      2,115,110
APPAREL & TEXTILES - 0.62%
Wolverine World Wide, Inc.                             150,100        2,268,011
                                                                  -------------
AUTO PARTS - 1.43%
Gentex Corp.                                           165,000        5,220,600
                                                                  -------------
AUTOMOBILES - 0.34%
Oshkosh Truck Corp., Class B                            20,000        1,230,000
                                                                  -------------
BANKING - 1.05%
Silicon Valley Bancshares                              130,000        2,372,500
TCF Financial Corp.                                     33,500        1,463,615
                                                                  -------------
                                                                      3,836,115
BIOTECHNOLOGY - 0.86%
Integra Lifesciences Holdings, Inc.                     45,900          810,135
Intermune, Inc. (a)                                     51,000        1,301,010
Kosan Biosciences, Inc.                                 37,400          227,018
MedImmune, Inc.                                         18,431          500,770
Millennium Pharmaceuticals, Inc.                        36,800          292,192
                                                                  -------------
                                                                      3,131,125
BROADCASTING - 2.96%
Entercom Communications Corp.                           40,000        1,876,800
Entravision Communications Corp., Class A              399,900        3,991,002
Hispanic Broadcasting Corp.                            150,000        3,082,500
Mediacom Communications Corp., Class A (a)             125,000        1,101,250
Radio One, Inc., Class A (a)                            27,300          399,126
Radio One, Inc., Class D (a)                            25,300          365,079
                                                                  -------------
                                                                     10,815,757
BUSINESS SERVICES - 4.66%
Corporate Executive Board Company                       68,000        2,170,560
Entrust Technologies, Inc.                             500,000        1,680,000
Kronos, Inc.                                            25,000          924,750
Learning Tree International, Inc.                       45,000          616,500
MAXIMUS, Inc. (a)                                      150,300        3,922,830
PerkinElmer, Inc.                                      338,745        2,794,646
Probusiness Services, Inc. (a)                         120,000        1,200,000
Quest Software, Inc. (a)                               120,000        1,237,200
Resources Connection, Inc.                              40,000          928,400
Robert Half International, Inc.                         25,000          402,750
Sapient Corp. (a)                                      197,000          403,850
Wind River Systems, Inc.                               181,500          744,150
                                                                  -------------
                                                                     17,025,636
CHEMICALS - 4.87%
FMC Corp.                                              100,000        2,732,000
Millennium Chemicals, Inc.                              29,200          277,984
Minerals Technologies, Inc.                             45,000        1,941,750
NOVA Chemicals Corp.                                   180,000        3,294,000
Olin Corp. (a)                                         220,000        3,421,000
Valspar Corp.                                          109,000        4,815,620
Waters Corp.                                            59,800        1,302,444
                                                                  -------------
                                                                     17,784,798
COMPUTERS & BUSINESS EQUIPMENT - 1.34%
National Instruments Corp. (a)                         150,000        4,873,500
                                                                  -------------
CRUDE PETROLEUM & NATURAL GAS - 1.51%
Cabot Oil & Gas Corp., Class A                         110,000        2,725,800
Hydril Company                                         118,000        2,781,260
                                                                  -------------
                                                                      5,507,060
DOMESTIC OIL - 2.44%
Chesapeake Energy Corp. (a)                            210,000        1,625,400
Oil States International, Inc.                         120,000        1,548,000
Spinnaker Exploration Company                           53,000        1,168,650
Stone Energy Corp.                                      45,000        1,501,200
Swift Energy Company                                    95,000          918,650
Tom Brown, Inc.                                         85,000        2,133,500
                                                                  -------------
                                                                      8,895,400
DRUGS & HEALTH CARE - 1.75%
ALPHARMA, Inc., Class A (a)                             67,400          802,734
Cerus Corp. (a)                                        125,000        2,687,500
Renal Care Group, Inc.                                  62,900        1,990,156
Ventana Medical Systems, Inc. (a)                       39,900          919,695
                                                                  -------------
                                                                      6,400,085

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
ELECTRICAL EQUIPMENT - 1.79%
Anaren Microwave, Inc. (a)                             102,800    $     904,640
Tektronix, Inc.                                        310,000        5,638,900
                                                                  -------------
                                                                      6,543,540

ELECTRIC UTILITIES - 0.05%
Sierra Pacific Resources (a)                            30,100          195,650
                                                                  -------------

ELECTRONICS - 3.41%
L-3 Communications Holdings, Inc. (a)                   50,000        2,245,500
Mettler-Toledo International, Inc.                     180,000        5,770,800
Teleflex, Inc.                                          30,000        1,286,700
Varian, Inc.                                           110,000        3,155,900
                                                                  -------------
                                                                     12,458,900

ENERGY - 0.32%
Energen Corp.                                           40,000        1,164,000
                                                                  -------------

FINANCIAL SERVICES - 3.49%
Federated Investors, Inc., Class B                     135,000        3,424,950
Investment Technology Group, Inc.                       33,000          737,880
LaBranche & Company, Inc. (a)                          180,000        4,795,200
Waddell & Reed Financial, Inc., Class A                 90,000        1,770,300
Westcorp, Inc.                                          40,000          840,000
WFS Financial, Inc.                                     56,700        1,185,648
                                                                  -------------
                                                                     12,753,978

FOOD & BEVERAGES - 0.39%
Performance Food Group Company (a)                      42,200        1,433,070
                                                                  -------------

GAS & PIPELINE UTILITIES - 0.28%
Atmos Energy Corp.                                      43,800        1,021,416
                                                                  -------------

HEALTHCARE PRODUCTS - 2.79%
Coherent, Inc.                                         106,700        2,128,665
Conceptus, Inc. (a)                                     47,800          572,644
Thoratec Labs Corp.                                    200,000        1,526,000
Varian Medical Systems, Inc.                           120,000        5,952,000
                                                                  -------------
                                                                     10,179,309

HOTELS & RESTAURANTS - 1.03%
Brinker International, Inc.                             27,250          878,813
Jack In the Box, Inc.                                   64,000        1,106,560
Station Casinos, Inc. (a)                              100,000        1,770,000
                                                                  -------------
                                                                      3,755,373

INDUSTRIAL MACHINERY - 2.37%
CNH Global NV                                          350,000        1,330,000
Cummins, Inc. (a)                                       90,000        2,531,700
Flowserve Corp.                                        164,000        2,425,560
Milacron, Inc. (a)                                     235,000        1,398,250
Pentair, Inc.                                           28,000          967,400
                                                                  -------------
                                                                      8,652,910

INSURANCE - 0.40%
Radian Group, Inc.                                      11,400          423,510
Reinsurance Group of America, Inc.(a)                   37,600        1,018,208

                                                                  -------------
                                                                      1,441,718

INTERNATIONAL OIL - 0.10%
Trico Marine Services, Inc.                            103,700          345,321
                                                                  -------------

INTERNET SOFTWARE - 1.41%
Interwoven, Inc.                                       170,000          442,000
Openwave Systems, Inc.                                 250,560          501,120
Retek, Inc.                                            115,000          312,800
RSA Security, Inc.                                     119,700          717,003

Verity, Inc.                                            99,600        1,333,744
WebMethods, Inc.                                       225,000        1,849,500
                                                                  -------------
                                                                      5,156,167

INVESTMENT COMPANIES - 1.63%
Allied Capital Corp. (a)                                75,000        1,637,250
American Capital Strategies, Ltd. (a)                  200,200        4,322,318
                                                                  -------------
                                                                      5,959,568

MANUFACTURING - 0.40%
Cuno, Inc.                                              44,200        1,463,904
                                                                  -------------

MINING - 0.12%
Stillwater Mining Company                               83,600          447,260
                                                                  -------------

PETROLEUM SERVICES - 5.71%
Atwood Oceanics, Inc.                                  113,400        3,413,340
Newfield Exploration Company                           141,000        5,083,050
Pride International, Inc.                              160,000        2,384,000
Rowan Companies, Inc.                                  156,400        3,550,280
Superior Energy Services, Inc.                         165,000        1,353,000
Varco International, Inc.                              290,000        5,046,000
                                                                  -------------
                                                                     20,829,670

PHARMACEUTICALS - 3.65%
First Horizon Pharmaceutical Corp. (a)                 415,500        3,107,109
Galen Holdings PLC (a)                                  60,000        1,937,400
ICN Pharmaceuticals, Inc.                               30,000          327,300
NPS Pharmaceuticals, Inc. (a)                           60,000        1,510,200
OSI Pharmaceuticals, Inc. (a)                          188,100        3,084,840
Pharmaceutical Product
  Development, Inc.                                    115,000        3,366,050
                                                                  -------------
                                                                     13,332,899
REAL ESTATE - 1.12%
General Growth Properties, Inc., REIT                   35,000        1,820,000
Glenborough Realty Trust, Inc., REIT                    30,000          534,600
MeriStar Hospitality Corp., REIT                       145,000          957,000
SL Green Realty Corp., REIT                             25,000          790,000
                                                                  -------------
                                                                      4,101,600

RETAIL TRADE - 3.14%
Charming Shoppes, Inc. (a)                             500,000        2,090,000
Foot Locker, Inc.                                      200,000        2,100,000
Fred's, Inc., Class A                                   85,000        2,184,500
J. Jill Group, Inc.                                    100,000        1,398,000
The Mens Wearhouse, Inc.                                70,000        1,200,500
Tuesday Morning Corp.                                  145,950        2,495,745
                                                                  -------------
                                                                     11,468,745

SANITARY SERVICES - 0.53%
Waste Connections, Inc. (a)                             50,000        1,930,500
                                                                  -------------

SEMICONDUCTORS - 12.00%
Advanced Energy Industries, Inc. (a)                   220,000        2,798,400
Cirrus Logic, Inc.                                     290,000          835,200
Credence Systems Corp.                                 360,000        3,358,800
Cymer, Inc. (a)                                        110,000        3,547,500
Emcore Corp. (a)                                       150,000          328,500
Integrated Circuit Systems, Inc.                       325,000        5,931,250
Integrated Device Technology, Inc.                     150,000        1,255,500
Intersil Corp., Class A                                 67,900          946,526
Lam Research Corp.                                     360,000        3,888,000
Micrel, Inc. (a)                                       700,000        6,286,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
SEMICONDUCTORS - CONTINUED
Novellus Systems, Inc.                                  45,000    $   1,263,600
Oak Technology, Inc.                                   200,000          530,000
PLX Technology, Inc.                                   165,000          645,150
PMC-Sierra, Inc.                                       115,271          640,907
Semtech Corp.                                          375,000        4,095,000
Silicon Laboratories, Inc. (a)                          54,900        1,047,492
Varian Semiconductor Equipment,
  Inc.                                                 270,000        6,415,470
                                                                  -------------
                                                                     43,813,295

SOFTWARE - 5.81%
Aspen Technology, Inc. (a)                             530,000        1,499,900
Avocent Corp.                                           89,996        1,999,711
Borland Software Corp.                                 310,000        3,813,000
Fair Issac & Company, Inc.                              83,039        3,545,765
Informatica Corp.                                      240,400        1,384,704
Matrixone, Inc.                                         23,900          102,770
Mercury Interactive Corp.                               58,300        1,728,595
Micromuse, Inc.                                        370,000        1,413,400
NetIQ Corp. (a)                                        154,000        1,901,900
Precise Software Solutions, Ltd.                        50,000          825,500
Synopsys, Inc.                                          64,600        2,981,290
                                                                  -------------
                                                                     21,196,535

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.86%
Advanced Fibre Communications, Inc.                    110,000        1,834,800
Alaska Communications Systems, Inc. (a)                106,500          195,960
Stratex Networks, Inc.                                  52,300          115,583
Tekelec                                                 94,000          982,300
                                                                  -------------
                                                                      3,128,643

TRANSPORTATION - 1.79%
Airborne, Inc.                                         125,000        1,853,750
C. H. Robinson Worldwide, Inc.                         141,000        4,399,200
Pacer International, Inc.                               19,900          264,670
                                                                  -------------
                                                                      6,517,620

TRUCKING & FREIGHT - 2.50%
Expeditores International of
  Washington, Inc.                                     205,200        6,699,780
Pittston Brink's Group                                 131,100        2,422,728
                                                                  -------------
                                                                      9,122,508

TOTAL COMMON STOCK
(Cost: $370,272,943)                                              $ 303,594,053
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 14.71%
Navigator Securities Lending Trust,
 1.43%                                             $53,693,017    $  53,693,017
                                                                  -------------

REPURCHASE AGREEMENTS - 2.12%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at
 0.60%, to be repurchased at
 $7,756,259 on 01/02/2003,
 collateralized by $7,155,000 U.S.
 Treasury Bonds, 11.875% due
 11/15/2003 (valued at $7,915,219,
 including interest).                              $ 7,756,000    $   7,756,000
                                                                  -------------

TOTAL INVESTMENTS (EMERGING SMALL
COMPANY TRUST) (Cost: $431,721,960)                               $ 365,043,070
                                                                  =============

SMALL COMPANY BLEND TRUST

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK - 80.32%
AIR TRAVEL - 0.57%
ExpressJet Holdings, Inc. *                             82,000    $     840,500
                                                                  -------------

APPAREL & TEXTILES - 0.29%
Novel Denim Holdings, Ltd. *                             5,200           16,297
Vans, Inc. *                                            73,000          414,640
                                                                  -------------
                                                                        430,937

AUTO PARTS - 0.55%
BorgWarner, Inc.                                        16,100          811,762
                                                                  -------------

AUTO SERVICES - 0.34%
Lithia Motors, Inc., Class A *                          31,900          500,511
                                                                  -------------

AUTOMOBILES - 0.14%
Oshkosh Truck Corp., Class B                             3,250          199,875
                                                                  -------------

BANKING - 5.35%
BOK Financial Corp. *                                   34,998        1,133,585
Citizens Banking Corp.                                  59,500        1,474,410
Community First Bankshares, Inc.                        20,500          542,430
Cullen Frost Bankers, Inc.                              30,700        1,003,890
Digital Insight Corp. * (a)                             39,500          343,255
First Community Bancorp                                  3,000           98,793
First Midwest Bancorp, Inc.                             50,250        1,342,178
Net.B@nk, Inc. *                                        30,000          290,400
Provident Bankshares Corp.                              20,000          462,220
Sterling Bancshares, Inc.                               42,500          519,350
Umpqua Holdings Corp.                                   10,800          197,100
Waypoint Financial Corp.                                27,700          493,060
                                                                  -------------
                                                                      7,900,671

BIOTECHNOLOGY - 1.44%
CTI Molecular Imaging, Inc. * (a)                       24,500          604,170
Exelixis, Inc. * (a)                                    24,300          194,400
Lexicon Genetics, Inc. *                                28,500          134,805
Tanox, Inc. * (a)                                       46,000          416,300
Transkaryotic Therapies, Inc. * (a)                     55,400          548,460
Trimeris, Inc. * (a)                                     5,200          224,068
                                                                  -------------
                                                                      2,122,203

BROADCASTING - 4.53%
Cox Radio, Inc., Class A *                              10,100          230,381
Emmis Communications Corp., Class A *                   32,100          668,643
Entercom Communications Corp. *                         18,900          886,788
Entravision Communications Corp., Class A *             48,000          479,040
Gray Television, Inc., Class B                          42,300          412,425
Mediacom Communications Corp.,
  Class A * (a)                                        137,200        1,208,732
Radio One, Inc., Class A * (a)                          33,900          495,618
Radio One, Inc., Class D * (a)                         110,100        1,588,743
World Wrestling Federation
  Entertainment, Inc., Class A *                        37,400          301,070
XM Satellite Radio Holdings, Inc., Class A * (a)        30,000           80,700
Young Broadcasting, Inc., Class A *                     25,500          335,835
                                                                  -------------
                                                                      6,687,975

BUSINESS SERVICES - 3.21%
ADVO, Inc. *                                            18,800          617,204
Arbitron, Inc. *                                        27,800          931,300

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
BUSINESS SERVICES - CONTINUED
Costar Group, Inc. *                                    53,400    $     985,230
Kendle International, Inc. *                            30,000          264,030
Medsource Technologies, Inc. *                          35,500          230,395
Quest Software, Inc. * (a)                              25,700          264,967
Resources Connection, Inc. *                            31,200          724,152
StarTek, Inc. *                                         25,000          690,000
West Corp. *                                             2,600           43,160
                                                                  -------------
                                                                      4,750,438

CABLE AND TELEVISION - 1.07%
Charter Communications, Inc., Class A * (a)            123,900          146,202
Insight Communications Company, Inc.,
  Class A * (a)                                        116,300        1,439,794
                                                                  -------------
                                                                      1,585,996

CHEMICALS - 3.96%
Ferro Corp.                                            109,600        2,677,528
Lyondell Chemical Company                               27,700          350,128
NOVA Chemicals Corp.                                    41,600          761,280
Scotts Company, Class A *                               42,200        2,069,488
                                                                  -------------
                                                                      5,858,424

COMPUTERS & BUSINESS EQUIPMENT - 2.50%
Alliance Fiber Optic Products, Inc. *                   61,200           34,884
Avanex Corp. *                                           9,100            9,537
Cognizant Technology Solutions Corp.,
  Class A * (a)                                          1,800          130,014
Gateway, Inc. *                                        420,100        1,319,114
Helix Technology Corp.                                  89,300        1,000,160
Intergraph Corp. *                                       8,400          149,184
Ixia *                                                 101,000          368,650
National Instruments Corp. * (a)                         9,600          311,904
Pinnacle Systems, Inc. *                                18,200          247,702
Witness Systems, Inc. *                                 35,000          120,400
                                                                  -------------
                                                                      3,691,549

CONSTRUCTION MATERIALS - 0.11%
Columbus McKinnon Corp. *                               41,000          156,661
                                                                  -------------

CONSTRUCTION & MINING EQUIPMENT - 0.13%
Astec Industries, Inc. *                                19,500          193,635
                                                                  -------------

CRUDE PETROLEUM & NATURAL GAS - 2.26%
Cabot Oil & Gas Corp., Class A                          35,900          889,602
Helmerich & Payne, Inc.                                 41,700        1,163,847
Hydril Company *                                        44,000        1,037,080
Patterson-UTI Energy, Inc. *                             8,200          247,394
                                                                  -------------
                                                                      3,337,923

DOMESTIC OIL - 0.60%
Noble Energy, Inc.                                       9,700          364,235
Spinnaker Exploration Company *                         24,000          529,200
                                                                  -------------
                                                                        893,435

DRUGS & HEALTH CARE - 2.19%
3-Dimensional Pharmaceutical, Inc. *                    21,500           68,585
Aclara Biosciences, Inc. *                              25,000           52,500
Antigenics, Inc. * (a)                                  41,200          421,888
Chromavision Medical Systems, Inc. * (a)                82,000          109,060
Diversa Corp. *                                         20,100          181,905
Durect Corp. *                                          36,300           73,326
Genaissance Pharmaceuticals, Inc. *                     19,900           17,313
Heska Corp. *                                           83,000           29,050
ILEX Oncology, Inc. * (a)                               49,500          349,470
Illumina, Inc. *                                        63,500          213,995
Lifepoint Hospitals, Inc. *                              4,400          131,696

Protein Design Labs, Inc. *                             31,500          267,750
Scios, Inc. * (a)                                       24,200          788,436
Sepracor, Inc. * (a)                                    55,000          531,850
                                                                  -------------
                                                                      3,236,824

EDUCATIONAL SERVICES - 0.27%
DeVry, Inc. *                                           23,600          391,996
                                                                  -------------

ELECTRICAL EQUIPMENT - 2.93%
Cable Design Technologies Corp. *                       50,000          295,000
Electro Scientific Industries, Inc. * (a)               59,100        1,182,000
Power-One, Inc. *                                      100,000          567,000
Rayovac Corp. *                                         18,500          246,605
Wesco International, Inc. *                             33,000          181,170
Wilson Greatbatch Technologies,
 Inc. *                                                 63,800        1,862,960
                                                                  -------------
                                                                      4,334,735

ELECTRIC UTILITIES - 0.44%
GrafTech International, Ltd. *                          52,500          312,900
Quanta Services, Inc. *                                 96,400          337,400
                                                                  ------------
                                                                        650,300

ELECTRONICS - 1.93%
FEI Company *                                           82,500        1,261,425
LoJack Corp. *                                          25,000          123,500
Nanometrics, Inc. * (a)                                 26,800          112,292
Photon Dynamics, Inc. * (a)                             32,700          745,560
Polycom, Inc. *                                         63,300          602,616
Zygo Corp. *                                             2,000           13,980
                                                                  -------------
                                                                      2,859,373

ENERGY - 1.16%
Energen Corp.                                           58,900        1,713,990
                                                                  -------------

FINANCIAL SERVICES - 4.78%
Americredit Corp. * (a)                                323,900        2,506,986
Annaly Mortgage Management, Inc.,
 REIT                                                  116,500        2,190,200
Fulton Financial Corp.                                  29,421          519,575
Harbor Florida Bancshares, Inc.                         12,600          283,752
Jeffries Group, Inc.                                     4,300          180,471
Lendingtree, Inc. * (a)                                 29,000          373,520
San Juan Basin Royalty Trust                            73,500        1,006,950
                                                                  -------------
                                                                      7,061,454

FOOD & BEVERAGES - 2.26%
Corn Products International, Inc.                       12,000          361,560
Hain Celestial Group, Inc. *                            15,700          238,640
International Multifoods Corp. *                        34,500          731,055
Performance Food Group Company * (a)                    30,500        1,035,750
Robert Mondavi Corp., Class A *                          7,400          229,400
Tootsie Roll Industries, Inc.                           24,162          741,290
                                                                  -------------
                                                                      3,337,695

FUNERAL SERVICES - 0.08%
Carriage Services, Inc., Class A * (a)                  28,500          113,430
                                                                  -------------

GAS & PIPELINE UTILITIES - 1.46%
New Jersey Resources Corp.                              12,000          379,080
South Jersey Industries, Inc.                           10,100          333,502
Southwest Gas Corp.                                     43,500        1,020,075
WGL Holdings, Inc.                                      18,000          430,560
                                                                  -------------
                                                                      2,163,217

HEALTHCARE PRODUCTS - 1.02%
Aspect Medical Systems, Inc. *                          26,900           91,191

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
HEALTHCARE PRODUCTS - CONTINUED
Conceptus, Inc. * (a)                                   38,500    $     461,230
Wright Medical Group, Inc. * (a)                        54,400          949,769
                                                                  -------------
                                                                      1,502,190

HEALTHCARE SERVICES - 0.22%
AMN Healthcare Services, Inc. * (a)                     19,300          326,363
                                                                  -------------

HOMEBUILDERS - 0.71%
Beazer Homes USA, Inc. *                                 4,500          272,700
NVR, Inc. *                                              2,400          781,200
                                                                  -------------
                                                                      1,053,900

HOTELS & RESTAURANTS - 3.14%
California Pizza Kitchen, Inc. *                        44,200        1,113,840
CEC Entertainment, Inc. *                               33,500        1,028,450
Fairmont Hotels Resorts, Inc.                           20,000          471,000
Landry's Restaurants, Inc.                              26,300          558,612
Ruby Tuesday, Inc.                                      84,700        1,464,463
                                                                  -------------
                                                                      4,636,365

HOUSEHOLD APPLIANCES - 0.40%
Libbey, Inc.                                            22,500          585,000
                                                                  -------------

HOUSEHOLD PRODUCTS - 0.28%
Martha Stewart Living Omnimedia,
 Inc., Class A * (a)                                    41,800          412,566
                                                                  -------------

INDUSTRIAL MACHINERY - 2.75%
AptarGroup, Inc.                                        47,400        1,480,776
Briggs & Stratton Corp.                                 18,200          772,954
Cummins, Inc. (a)                                       11,000          309,430
Donaldson Company, Inc.                                  8,800          316,800
Gardner Denver, Inc. *                                  15,000          304,500
Pentair, Inc.                                            5,900          203,845
UNOVA, Inc. *                                          113,000          678,000
                                                                  -------------
                                                                      4,066,305

INSURANCE - 3.06%
Everest Re Group, Ltd.                                   4,500          248,850
First American Financial Corp.                          58,000        1,287,600
Max Re Capital, Ltd.                                    13,000          143,260
Philadelphia Consolidated Holding
 Corp. *                                                13,700          484,980
W.R. Berkley Corp.                                      46,500        1,841,865
Zenith National Insurance Corp.                         22,000          517,440
                                                                  -------------
                                                                      4,523,995

INTERNET CONTENT - 0.60%
Alloy, Inc. * (a)                                       23,700          259,515
Click2learn, Inc. * (a)                                 28,000           21,000
CNET Networks, Inc. *                                   87,500          237,125
Netratings, Inc. *                                      33,000          237,567
ProQuest Company * (a)                                   6,500          127,400
                                                                  -------------
                                                                        882,607

INTERNET SERVICE PROVIDER - 0.57%
Earthlink, Inc. * (a)                                  103,500          564,075
HomeStore.com, Inc. *                                  333,200          283,220
                                                                  -------------
                                                                        847,295

INTERNET SOFTWARE - 0.41%
Ariba, Inc. * (a)                                      103,000          255,440
Click Commerce, Inc. *                                  27,740           56,035
Macromedia, Inc. *                                      28,000          298,200
                                                                  -------------
                                                                        609,675

INVESTMENT COMPANIES - 1.26%
American Capital Strategies, Ltd. (a)                   78,500        1,694,815
Medallion Financial Corp.                               43,500          169,650
                                                                  -------------
                                                                      1,864,465

LEISURE TIME - 2.28%
International Speedway Corp., Class A                   13,300          495,957
Intrawest Corp.                                         14,000          173,600
Polaris Industries, Inc.                                 5,800          339,880
Speedway Motorsports, Inc.                              37,100          956,438
Steiner Leisure, Ltd. *                                 38,100          531,114
THQ, Inc. * (a)                                         65,450          867,212
                                                                  -------------
                                                                      3,364,201

LIQUOR - 0.28%
Adolph Coors Company, Class B                            6,800          416,500
                                                                  -------------

MANUFACTURING - 0.58%
York International Corp.                                33,500          856,595
                                                                  -------------

MEDICAL-HOSPITALS - 0.27%
Triad Hospitals, Inc. *                                 13,400          399,722
                                                                  -------------

PETROLEUM SERVICES - 0.70%
Premcor, Inc. * (a)                                     15,600          346,788
SEACOR SMIT, Inc. *                                     15,450          687,525
                                                                  -------------
                                                                      1,034,313

PHARMACEUTICALS - 0.63%
American Pharmaceutical Partners, Inc. * (a)            15,400          274,120
Amylin Pharmaceuticals, Inc. *                          21,500          347,010
SICOR, Inc. *                                           19,700          312,245
                                                                  -------------
                                                                        933,375

PLASTICS - 0.43%
Spartech Corp.                                          31,100          641,593
                                                                  -------------

PUBLISHING - 0.35%
American Greetings Corp., Class A * (a)                 16,500          260,700
Media General, Inc., Class A                             4,300          257,785
                                                                  -------------
                                                                        518,485

REAL ESTATE - 2.77%
ANC Rental Corp. *                                     694,000           34,700
Anthracite Capital, Inc., REIT (a)                      68,500          746,650
Insignia Financial Group, Inc. *                        69,000          500,250
MeriStar Hospitality Corp., REIT                        61,300          404,580
MFA Mortgage Investments, Inc., REIT (a)                59,000          495,600
Pan Pacific Retail Properties, Inc., REIT                3,200          116,896
SL Green Realty Corp., REIT                             43,600        1,377,760
Trammell Crow Company *                                 46,300          416,700
                                                                  -------------
                                                                      4,093,136

RETAIL TRADE - 2.53%
American Eagle Outfitters, Inc. *                       49,500          682,110
Borders Group, Inc. *                                   30,600          492,660
Charlotte Russe Holding, Inc. *                         49,900          529,439
Christopher & Banks Corp. *                             17,700          367,275
Gaiam, Inc., Class A * (a)                              37,700          390,949
Galyan's Trading, Inc. * (a)                             6,100           61,000
Genesco, Inc. *                                         12,300          229,149
J. Jill Group, Inc. *                                   16,800          234,864
School Specialty, Inc. * (a)                            23,000          459,540
Williams-Sonoma, Inc. *                                 10,600          287,790
                                                                  -------------
                                                                      3,734,776

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
SEMICONDUCTORS - 6.98%
Advanced Energy Industries, Inc. * (a)                  92,500    $   1,176,600
ASM International NV * (a)                              26,200          337,980
Bookham Technology PLC, ADR *                           16,500           16,500
Credence Systems Corp. *                               132,500        1,236,225
Cymer, Inc. * (a)                                       23,000          741,750
Emcore Corp. * (a)                                     105,300          230,607
Exar Corp. *                                            67,100          832,040
Kulicke & Soffa Industries, Inc. * (a)                 158,200          904,904
LTX Corp. *                                            187,100        1,128,213
MIPS Technologies, Inc., Class A * (a)                  65,000          196,950
MIPS Technologies, Inc., Class B *                     147,300          424,224
MKS Instruments, Inc. * (a)                             39,000          640,770
Monolithic System Technology, Inc. * (a)                30,500          368,440
Power Integrations, Inc. * (a)                          27,200          462,400
Rudolph Technologies, Inc. * (a)                        18,900          362,124
Veeco Instruments, Inc. * (a)                          109,100        1,261,196
                                                                  -------------
                                                                     10,320,923

SOFTWARE - 0.64%
Acclaim Entertainment, Inc. * (a)                      153,400          101,244
Matrixone, Inc. *                                       30,100          129,430
Moldflow Corp. *                                         5,300           39,750
NIC, Inc. *                                             23,300           33,552
Novell, Inc. *                                          76,000          253,840
Pixar, Inc. * (a)                                        6,600          349,734
Saba Software, Inc. * (a)                               37,800           40,068
                                                                  -------------
                                                                        947,618

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.79%
Advanced Fibre Communications, Inc. *                   22,700          378,636
Amdocs, Ltd. *                                          70,800          695,256
American Tower Corp., Class A * (a)                    120,000          423,600
Aspect Communications, Inc. *                           89,000          252,760
Carrier Access Corp. *                                  34,200           13,680
Commonwealth Telephone
 Enterprises, Inc., (CTE) *                             13,400          480,256
Newport Corp. * (a)                                     32,000          401,920
                                                                  -------------
                                                                      2,646,108

TIRES & RUBBER - 0.18%
Bandag, Inc.                                             7,000          270,760
                                                                  -------------

TRANSPORTATION - 0.67%
CP Ships, Ltd.                                          71,000          964,180
SCS Transportation, Inc. *                               3,100           30,721
                                                                  -------------
                                                                        994,901

TRUCKING & FREIGHT - 0.27%
Werner Enterprises, Inc.                                18,400          396,152
                                                                  -------------

TOTAL COMMON STOCK
(Cost: $160,084,872)                                              $ 118,705,393
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ---------          -----
CORPORATE BONDS - 0.03%
CELLULAR COMMUNICATIONS - 0.03%
American Tower Corp.,
 6.25% due 10/15/2009                              $    60,000    $      40,725
                                                                  -------------

TOTAL CORPORATE BONDS
(Cost: $41,578)                                                   $      40,725
                                                                  -------------

SHORT TERM INVESTMENTS - 17.17%
Navigator Securities Lending Trust,
 1.43%                                             $25,373,996    $  25,373,996
                                                                  -------------

REPURCHASE AGREEMENTS - 2.48%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at
 0.60%, to be repurchased at
 $3,672,122 on 01/02/2003,
 collateralized by $2,400,000.00 U.S.
 Treasury Bonds, 9.875% due
 11/15/2015 (valued at $3,753,000,
 including interest).                              $ 3,672,000    $   3,672,000
                                                                  -------------

TOTAL INVESTMENTS (SMALL COMPANY BLEND
TRUST) (Cost: $189,172,446)                                       $ 147,792,114
                                                                  =============

DYNAMIC GROWTH TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 84.78%
AEROSPACE - 1.55%
Rockwell Collins, Inc.                                  49,500    $   1,151,370
                                                                  -------------

AIR TRAVEL - 2.97%
Southwest Airlines Company                             158,400        2,201,760
                                                                  -------------

APPAREL & TEXTILES - 1.90%
Mohawk Industries, Inc. *                               24,700        1,406,665
                                                                  -------------

AUTO SERVICES - 2.06%
Copart, Inc. *                                         129,400        1,532,096
                                                                  -------------

BANKING - 3.79%
Investors Financial Services Corp.                      42,100        1,153,119
North Fork BanCorp, Inc.                                49,300        1,663,382
                                                                  -------------
                                                                      2,816,501

BIOTECHNOLOGY - 8.03%
Biogen, Inc. *                                          43,100        1,726,586
Cephalon, Inc. *                                        23,600        1,148,565
Genzyme Corp. *                                         58,800        1,738,716
IDEC Pharmaceuticals Corp. *                            40,600        1,346,702
                                                                  -------------
                                                                      5,960,569

BUILDING MATERIALS & CONSTRUCTION - 2.07%
Jacobs Engineering Group, Inc. *                        43,100        1,534,360
                                                                  -------------

BUSINESS SERVICES - 8.51%
ABM Industries, Inc. (a)                                73,000        1,131,500
Affiliated Computer Services, Inc.,
 Class A *,                                             40,800        2,148,120
Hewitt Associates, Inc. * (a)                           42,500        1,346,825
Reynolds & Reynolds Company,
 Class A                                                66,300        1,688,661
                                                                  -------------
                                                                      6,315,106

COAL - 3.26%
Peabody Energy Corp. (a)                                82,800        2,420,244
                                                                  -------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES        VALUE
                                                        ------        -----
COMPUTERS & BUSINESS EQUIPMENT - 2.29%
Intergraph Corp. *                                      95,900    $   1,703,184
                                                                  -------------

CONSTRUCTION & MINING EQUIPMENT - 1.95%
National Oilwell, Inc. *                                66,200        1,445,808
                                                                  -------------

CONTAINERS & GLASS - 2.95%
Packaging Corp. of America *                           120,200        2,192,448
                                                                  -------------

DRUGS & HEALTH CARE - 2.66%
Coventry Health Care, Inc. *                            33,800          981,214
Edwards Lifesciences Corp. *                            39,000          993,330
                                                                  -------------
                                                                      1,974,544

FINANCIAL SERVICES - 4.89%
Investment Technology Group, Inc.*                      25,100          561,236
LaBranche & Company, Inc. * (a)                         49,100        1,308,024
Legg Mason, Inc.                                        36,200        1,757,148
                                                                  -------------
                                                                      3,626,408

FOOD & BEVERAGES - 5.90%
Constellation Brands, Inc., Class A *                   86,100        2,041,431
Dean Foods Company *                                    28,100        1,042,510
Performance Food Group Company * (a)                    38,100        1,293,838
                                                                  -------------
                                                                      4,377,779

FURNITURE & FIXTURES - 1.92%
Leggett & Platt, Inc.                                   63,400        1,422,696

HEALTHCARE PRODUCTS - 1.91%
DENTSPLY International, Inc.                            38,100        1,417,320
                                                                  -------------

INTERNET SOFTWARE - 2.64%
Symantec Corp. *                                        48,400        1,960,684
                                                                  -------------

MEDICAL-HOSPITALS - 0.89%
Triad Hospitals, Inc. *                                 22,200          662,226
                                                                  -------------

PETROLEUM SERVICES - 6.24%
BJ Services Company *                                   88,500        2,859,435
Smith International, Inc. *                             54,400        1,774,528
                                                                  -------------
                                                                      4,633,963

PHARMACEUTICALS - 1.68%
Celgene Corp. * (a)                                     58,000        1,245,260
                                                                  -------------

RETAIL TRADE - 3.45%
BJ's Wholesale Club, Inc. *                             65,300        1,194,990
Pier 1 Imports, Inc.                                    72,300        1,368,639
                                                                  -------------
                                                                      2,563,629

SEMICONDUCTORS - 4.41%
Intersil Corp., Class A *                               54,200          755,548
Linear Technology Corp.                                 34,500          887,340
Microchip Technology, Inc.                              66,700        1,630,815
                                                                  -------------
                                                                      3,273,703

SOFTWARE - 1.86%
Mercury Interactive Corp. *                             46,500        1,378,725
                                                                  -------------

STEEL - 1.70%
Nucor Corp.                                             30,500        1,259,650
                                                                  -------------

TRUCKING & FREIGHT - 3.30%
Swift Transportation, Inc. *                           122,500        2,452,205
                                                                  -------------

TOTAL COMMON STOCK
(Cost: $63,811,664)                                               $  62,928,903
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 8.43%
Navigator Securities Lending Trust, 1.43%          $ 6,257,128    $   6,257,128
                                                                  -------------

REPURCHASE AGREEMENTS - 6.79%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at
 0.60% to be repurchased at
 $5,037,168 on 01/02/2003,
 collateralized by $3,920,000 U.S.
 Treasury Bonds, 12.75% due
 11/15/2010  (valued at $5,141,135,
 including interest).                              $ 5,037,000    $   5,037,000
                                                                  -------------

TOTAL INVESTMENTS (DYNAMIC GROWTH
TRUST) (Cost: $75,105,792)                                        $  74,223,031
                                                                  =============

MID CAP GROWTH TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 88.71%
ADVERTISING - 2.49%
Lamar Advertising Company, Class A *                    17,100          575,415
Omnicom Group, Inc.                                      5,800          374,680
WPP Group PLC                                           13,500          103,101
                                                                  -------------
                                                                      1,053,196

AUTO PARTS - 0.35%
Eaton Corp.                                              1,900          148,409
                                                                  -------------

BANKING - 2.54%
Banknorth Group, Inc.                                    9,200          207,920
M&T Bank Corp.                                           2,600          206,310
National Commerce Financial Corp.                        6,200          147,870
Northern Trust Corp.                                     7,900          276,895
TCF Financial Corp.                                      5,400          235,926
                                                                  -------------
                                                                      1,074,921

BIOTECHNOLOGY - 0.56%
Biotech Holders Trust *                                  2,800          236,768
                                                                  -------------

BROADCASTING - 4.32%
Cox Radio, Inc., Class A *                              12,100          276,001
EchoStar Communications Corp., Class A *                18,700          416,262
Entercom Communications Corp. *                          8,900          417,588
Univision Communications, Inc., Class A * (a)           13,300          325,850
Westwood One, Inc. *                                    10,500          392,280
                                                                  -------------
                                                                      1,827,981

BUSINESS SERVICES - 7.02%
Affiliated Computer Services, Inc., Class A *,           8,900          468,585
BISYS Group, Inc. *                                     18,700          297,330
ChoicePoint, Inc. *                                      5,300          209,297
Fiserv, Inc. *                                           8,000          271,600
Hewitt Associates, Inc. *                                1,600           50,704
ITT Industries, Inc.                                     3,500          212,415

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
BUSINESS SERVICES - CONTINUED
Manpower, Inc.                                           9,500    $     303,050
Paychex, Inc.                                           14,800          412,920
Quest Software, Inc. * (a)                               6,600           68,046
Robert Half International, Inc. *                       21,200          341,532
SunGuard Data Systems, Inc. *                           14,100          332,196
                                                                  -------------
                                                                      2,967,675

CABLE AND TELEVISION - 0.89%
Cox Communications, Inc., Class A *                     13,200          374,880
                                                                  -------------

CELLULAR COMMUNICATIONS - 1.02%
Nextel Communications, Inc., Class A *                  19,400          224,070
Nextel Partners, Inc., Class A *                        25,800          156,606
RF Micro Devices, Inc. * (a)                             7,100           52,043
                                                                  -------------
                                                                        432,719

CHEMICALS - 0.97%
Praxair, Inc.                                            7,100          410,167
                                                                  -------------

COMPUTERS & BUSINESS EQUIPMENT - 2.33%
Lexmark International Group, Inc., Class A *             6,300          381,150
Network Appliance, Inc. *                               25,500          255,000
Tech Data Corp. *                                       13,000          350,480
                                                                  -------------
                                                                        986,630

COSMETICS & TOILETRIES - 0.14%
Estee Lauder Companies, Inc., Class A                    2,300           60,720
                                                                  -------------

CRUDE PETROLEUM & NATURAL GAS - 1.57%
Apache Corp.                                             6,359          362,399
Pioneer Natural Resources Company *                     11,900          300,475
                                                                  -------------
                                                                        662,874

DOMESTIC OIL - 2.03%
EOG Resources, Inc.                                      2,800          111,776
Kerr-McGee Corp.                                         7,000          310,100
Murphy Oil Corp.                                        10,200          437,070
                                                                  -------------
                                                                        858,946

DRUGS & HEALTH CARE - 0.14%
Stryker Corp.                                              900           60,408
                                                                  -------------

EDUCATIONAL SERVICES - 1.41%
Apollo Group, Inc., Class A *                            6,200          272,800
Career Education Corp. *                                 5,500          220,000
Education Management Corp. *                             2,700          101,520
                                                                  -------------
                                                                        594,320

ELECTRICAL EQUIPMENT - 0.97%
AVX Corp.                                                5,600           54,880
Flextronics International, Ltd. *                       10,400           85,176
Molex, Inc.                                             11,700          269,568
                                                                  -------------
                                                                        409,624

ELECTRONICS - 1.38%
Celestica, Inc. *                                       14,200          200,220
L-3 Communications Holdings, Inc. *                      8,500          381,735
                                                                  -------------
                                                                        581,955

FINANCIAL SERVICES - 5.82%
A.G. Edwards, Inc.                                       2,600           85,696
Ambac Financial Group, Inc.                              6,400          359,936
Bear Stearns Companies, Inc.                             2,100          124,740
Eaton Vance Corp.                                        6,200          175,150
Federated Investors, Inc., Class B                       3,500           88,795
H & R Block, Inc.                                        3,900          156,780
Legg Mason, Inc.                                         9,300          451,422
Lehman Brothers Holdings, Inc.                           3,300          175,857
Neuberger Berman, Inc.                                   6,200          207,638
SLM Corp.                                                4,200          436,212
Synovus Financial Corp.                                 10,300          199,820
                                                                  -------------
                                                                      2,462,046

FOOD & BEVERAGES - 0.50%
Hershey Foods Corp.                                      1,200           80,928
Starbucks Corp. *                                        6,500          132,470
                                                                  -------------
                                                                        213,398

HEALTHCARE PRODUCTS - 5.87%
Alcon, Inc. *                                           14,000          552,300
Biomet, Inc.                                             2,100           60,186
Boston Scientific Corp. *                               11,900          505,988
Guidant Corp. *                                          2,000           61,700
St. Jude Medical, Inc. *                                 5,700          226,404
Varian Medical Systems, Inc. *                          10,600          525,760
Zimmer Holdings, Inc. *                                 13,200          548,064
                                                                  -------------
                                                                      2,480,402

HEALTHCARE SERVICES - 2.83%
First Health Group Corp. *                              16,300          396,905
McKesson Corp.                                           9,500          256,785
Universal Health Services, Inc., Class B *               5,800          261,580
Weight Watchers International, Inc. *                    2,200          101,134
Wellpoint Health Networks, Inc., Class A *               2,500          177,900
                                                                  -------------
                                                                      1,194,304

HOTELS & RESTAURANTS - 3.49%
CBRL Group, Inc.                                        14,800          445,924
Harrah's Entertainment, Inc. *                          11,300          447,480
Hilton Hotels Corp.                                     17,400          221,154
MGM Mirage *                                             3,300          108,801
Wynn Resorts, Ltd. * (a)                                19,200          251,712
                                                                  -------------
                                                                      1,475,071

HOUSEHOLD PRODUCTS - 0.66%
Dial Corp.                                              13,600          277,032
                                                                  -------------

INDUSTRIAL MACHINERY - 0.14%
Parker-Hannifin Corp.                                    1,300           59,969
                                                                  -------------

INDUSTRIALS - 0.42%
Fastenal Company (a)                                     4,700          175,733
                                                                  -------------

INSURANCE - 1.26%
Nationwide Financial Services, Inc., Class A            14,800          424,020
RenaissanceRe Holdings, Ltd.                             2,700          106,920
                                                                  -------------
                                                                        530,940

INTERNET RETAIL - 1.54%
eBay, Inc. *                                             9,600          651,072
                                                                  -------------

INTERNET SOFTWARE - 1.92%
Networks Associates, Inc. *                              8,900          143,201
Symantec Corp. *                                        13,800          559,038
TIBCO Software, Inc. *                                  17,900          110,622
                                                                  -------------
                                                                        812,861

INVESTMENT COMPANIES - 0.01%
Ishares Russell Midcap Growth Index Fund                   100            5,170
                                                                  -------------

LEISURE TIME - 0.64%
Metro-Goldwyn-Mayer, Inc. *                             20,900          271,700
                                                                  -------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES        VALUE
                                                        ------        -----
MANUFACTURING - 2.10%
Danaher Corp.                                            3,900    $     256,230
Illinois Tool Works, Inc.                                5,700          369,702
SPX Corp. *                                              7,000          262,150
                                                                  -------------
                                                                        888,082

MEDICAL-HOSPITALS - 0.79%
Health Management Associates, Inc., Class A              4,900           87,710
Triad Hospitals, Inc. *                                  8,300          247,589
                                                                  -------------
                                                                        335,299

OFFICE FURNISHINGS & SUPPLIES - 0.58%
Office Depot, Inc. *                                    16,700          246,492
                                                                  -------------

PETROLEUM SERVICES - 2.84%
BJ Services Company *                                    2,400           77,544
Cooper Cameron Corp. *                                   9,400          468,308
Nabors Industries, Ltd. *                                2,300           81,121
Noble Corp. *                                            4,500          158,175
Smith International, Inc. *                             12,700          414,274
                                                                  -------------
                                                                      1,199,422

PHARMACEUTICALS - 6.64%
AmerisourceBergen Corp.                                  8,750          475,212
Forest Laboratories, Inc. *                             14,000        1,375,080
Gilead Sciences, Inc. *                                 12,900          438,600
Teva Pharmaceutical Industries, Ltd., ADR               13,400          517,374
                                                                  -------------
                                                                      2,806,266

POLLUTION CONTROL - 0.90%
Republic Services, Inc., Class A *                      18,200          381,836
                                                                  -------------

RETAIL TRADE - 2.17%
CDW Computer Centers, Inc. *                            12,200          534,970
Ross Stores, Inc.                                        2,000           84,780
The Limited, Inc.                                        5,200           72,436
Tiffany & Company                                        9,400          224,754
                                                                  -------------
                                                                        916,940

SEMICONDUCTORS - 7.27%
Altera Corp. *                                          18,800          231,804
Analog Devices, Inc. *                                   4,800          114,576
Broadcom Corp., Class A *                               12,600          189,756
Emulex Corp. * (a)                                      18,000          333,900
Fairchild Semiconductor Corp., Class A *                 9,400          100,674
KLA-Tencor Corp. *                                      10,200          360,774
Lam Research Corp. *                                    14,400          155,520
Linear Technology Corp.                                 11,500          295,780
Maxim Integrated Products, Inc.                          9,600          317,184
Microchip Technology, Inc.                              20,200          493,890
National Semiconductor Corp. *                           6,500           97,565
Novellus Systems, Inc. *                                11,100          311,688
Semiconductor HOLDRs Trust                                 700           15,505
Xilinx, Inc. *                                           2,700           55,620
                                                                  -------------
                                                                      3,074,236

SOFTWARE - 6.31%
Adobe Systems, Inc.                                      6,800          168,647
BEA Systems, Inc. *                                     39,200          449,624
BMC Software, Inc. *                                    17,500          299,425
Intuit, Inc. *                                           8,600          403,512
Mercury Interactive Corp. * (a)                          6,700          198,655
PeopleSoft, Inc. *                                      30,800          563,640
Siebel Systems, Inc. *                                  18,500          138,380
Software HOLDRs Trust (a)                                6,500          175,435
VERITAS Software Corp. *                                17,200          268,664
                                                                  -------------
                                                                      2,665,982

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.08%
Alcatel Alsthom, ADR                                    14,700           65,268
Amdocs, Ltd. *                                          13,700          134,534
Comverse Technology, Inc. *                             13,700          137,274
Tellabs, Inc. *                                         16,700          121,409
                                                                  -------------
                                                                        458,485

TOYS, AMUSEMENTS & SPORTING GOODS - 0.68%
Mattel, Inc.                                            14,900          285,335
                                                                  -------------

TRAVEL SERVICES - 1.63%
Expedia, Inc., Class A * (a)                             5,000          334,651
Hotels.com, Class A * (a)                                6,500          355,095
                                                                  -------------
                                                                        689,746

TRUCKING & FREIGHT - 0.49%
Arkansas Best Corp. *                                    7,900          205,250
                                                                  -------------

TOTAL COMMON STOCK
(Cost: $39,652,659)                                               $  37,505,262
                                                                  -------------

WARRANTS - 0.12%
TRAVEL SERVICES - 0.12%
Expedia, Inc. *, (Expiration date
 02/04/2009; strike price $52.00)                        1,416           50,721
                                                                  -------------

TOTAL WARRANTS
(Cost: $30,229)                                                   $      50,721
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   -----------       -----
SHORT TERM INVESTMENTS - 3.54%
Navigator Securities Lending Trust,
 1.43%                                             $ 1,495,926    $   1,495,926
                                                                  -------------

REPURCHASE AGREEMENTS - 7.63%
Repurchase Agreement with State
 Street Corp., dated 12/31/2002 at
 1.00%, to be repurchased at
 $3,226,179 on 01/02/2003,
 collateralized by $2,975,000 U.S.
 Treasury Notes 4.88% due
 02/15/2012 (valued at $3,291,094,
 including interest).                              $ 3,226,000    $   3,226,000
                                                                  -------------

TOTAL INVESTMENTS (MID CAP GROWTH
TRUST) (Cost: $44,404,814)                                        $  42,277,909
                                                                  =============

MID CAP OPPORTUNITIES TRUST

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCK - 88.18%
ADVERTISING - 0.88%
Lamar Advertising Company, Class A *                     6,200    $     208,630
                                                                  -------------

AEROSPACE - 0.07%
Northrop Grumman Corp.                                     174           16,878
                                                                  -------------

AIR TRAVEL - 0.54%
Southwest Airlines Company                               9,200          127,880
                                                                  -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
APPAREL & TEXTILES - 0.82%
Cintas Corp. (a)                                         3,170    $     145,027
Columbia Sportswear Company *                              600           26,652
Jones Apparel Group, Inc. *                                640           22,682
                                                                  -------------
                                                                        194,361

AUTO PARTS - 1.39%
Advance Auto Parts, Inc. *                               3,100          151,590
AutoZone, Inc. *                                         2,275          160,729
Lear Corp. *                                               500           16,640
                                                                  -------------
                                                                        328,959

BANKING - 2.70%
Commerce Bancorp, Inc. (a)                               1,600           69,104
Greenpoint Financial Corp.                               1,400           63,252
Investors Financial Services Corp.                       4,922          134,814
M&T Bank Corp.                                             392           31,105
North Fork BanCorp, Inc.                                 2,500           84,350
Northern Trust Corp.                                     2,500           87,625
Southtrust Corp.                                         1,600           39,760
TCF Financial Corp.                                      2,266           99,001
Zions BanCorp                                              770           30,299
                                                                  -------------
                                                                        639,310

BIOTECHNOLOGY - 4.59%
Affymetrix, Inc. *                                       1,200           27,468
Applera Corp. - Applied Biosystems
 Group                                                     770           13,506
Cephalon, Inc. * (a)                                     4,260          207,326
Charles River Laboratories
 International, Inc. *                                     800           30,784
Chiron Corp. * (a)                                         420           15,792
Genzyme Corp. *                                          7,500          221,775
IDEC Pharmaceuticals Corp. * (a)                         6,700          222,239
Intermune, Inc. * (a)                                    1,300           33,163
Invitrogen Corp. *                                         801           25,063
MedImmune, Inc. *                                       10,200          277,134
Trimeris, Inc. * (a)                                       270           11,634
                                                                  -------------
                                                                      1,085,884

BROADCASTING - 0.89%
EchoStar Communications Corp., Class A *                 4,600          102,396
Entercom Communications Corp. *                            320           15,014
Radio One, Inc., Class D * (a)                           1,400           20,202
Univision Communications, Inc., Class A * (a)              810           19,845
Westwood One, Inc. *                                     1,400           52,304
                                                                  -------------
                                                                        209,761

BUSINESS SERVICES - 7.07%
Affiliated Computer Services, Inc., Class A *,           8,000          421,200
BISYS Group, Inc. *                                      7,900          125,610
ChoicePoint, Inc. *                                      3,400          134,266
Concord EFS, Inc. *                                      9,700          152,678
Convergys Corp. *                                        1,900           28,785
DST Systems, Inc. *                                      3,200          113,760
Fiserv, Inc. *                                           7,100          241,045
SEI Investment Company                                   7,503          203,932
SunGuard Data Systems, Inc. *                           10,690          251,856
                                                                  -------------
                                                                      1,673,132

CELLULAR COMMUNICATIONS - 0.37%
Nextel Communications, Inc., Class A *                   3,200           36,960
RF Micro Devices, Inc. *                                 3,700           27,121
Telephone & Data Systems, Inc.                             350           16,457
Western Wireless Corp., Class A * (a)                    1,200            6,360
                                                                  -------------
                                                                         86,898

CHEMICALS - 0.41%
Rohm & Haas Company                                      3,000           97,440
                                                                  -------------

COMPUTERS & BUSINESS EQUIPMENT - 2.34%
Extreme Networks, Inc. *                                 5,500           17,985
Lexmark International Group, Inc., Class A *             6,000          363,000
Network Appliance, Inc. * (a)                            3,700           37,000
Pitney Bowes, Inc.                                       4,200          137,172
                                                                  -------------
                                                                        555,157

COSMETICS & TOILETRIES - 0.22%
Alberto Culver Company, Class B (a)                        500           25,200
Estee Lauder Companies, Inc., Class A                    1,000           26,400
                                                                  -------------
                                                                         51,600

CRUDE PETROLEUM & NATURAL GAS - 0.81%
Burlington Resources, Inc.                               4,500          191,925
                                                                  -------------

DOMESTIC OIL - 1.38%
EOG Resources, Inc.                                      1,300           51,896
Kerr-McGee Corp.                                           385           17,055
Murphy Oil Corp.                                         6,000          257,100
                                                                  -------------
                                                                        326,051

DRUGS & HEALTH CARE - 3.05%
Andrx Corp. *                                            4,915           72,103
Apogent Technologies, Inc. *                             6,585          136,968
Caremark Rx, Inc. *                                     17,070          277,388
Enzon, Inc. * (a)                                        1,200           20,064
Health Net, Inc. *                                       1,900           50,160
IDEXX Laboratories, Inc. *                                 800           26,280
Ivax Corp. * (a)                                         1,900           23,047
Scios, Inc. * (a)                                        1,095           35,675
Stryker Corp.                                            1,200           80,544
                                                                  -------------
                                                                        722,229

EDUCATIONAL SERVICES - 0.81%
Apollo Group, Inc., Class A *                            1,800           79,200
Career Education Corp. *                                 2,800          112,000
                                                                  -------------
                                                                        191,200

ELECTRICAL EQUIPMENT - 0.11%
Symbol Technologies, Inc.                                3,200           26,304
                                                                  -------------

ELECTRONICS - 0.65%
Celestica, Inc. *                                        1,022           14,410
FLIR Systems, Inc. *                                     1,300           63,440
Jabil Circuit, Inc. * (a)                                2,700           48,384
L-3 Communications Holdings, Inc. * (a)                    640           28,743
                                                                  -------------
                                                                        154,977

ENERGY - 1.52%
Entergy Corp.                                            5,400          246,186
Progress Energy, Inc.                                    2,600          112,710
                                                                  -------------
                                                                        358,896

FINANCIAL SERVICES - 1.94%
Ambac Financial Group, Inc.                              1,020           57,365
Americredit Corp. * (a)                                  1,900           14,706
Bear Stearns Companies, Inc.                             1,100           65,340
Capital One Financial Corp. (a)                          3,000           89,160
Charter One Financial, Inc.                                563           16,175
Investment Technology Group, Inc. *                      2,600           58,136
Legg Mason, Inc.                                           328           15,921
Waddell & Reed Financial, Inc., Class A                  7,300          143,591
                                                                  -------------
                                                                        460,394

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES       VALUE
                                                         ------       -----
FOOD & BEVERAGES - 2.88%
Coca-Cola Enterprises, Inc.                              1,200    $      26,064
McCormick & Company, Inc.                                4,200           97,440
Pepsi Bottling Group, Inc.                               9,453          242,942
Starbucks Corp. *                                       15,500          315,890
                                                                  -------------
                                                                        682,336

HEALTHCARE PRODUCTS - 2.88%
Alcon, Inc. *                                              250            9,863
Biomet, Inc.                                             6,585          188,726
Cytyc Corp. *                                            6,300           64,260
Guidant Corp. *                                            733           22,613
St. Jude Medical, Inc. *                                 5,600          222,432
STERIS Corp. *                                           1,700           41,225
Zimmer Holdings, Inc. *                                  3,200          132,864
                                                                  -------------
                                                                        681,983

HEALTHCARE SERVICES - 4.23%
Express Scripts, Inc., Class A *                         5,685          273,107
Laboratory Corp. of America
 Holdings *                                              2,300           53,452
Quest Diagnostics, Inc. *                                4,900          278,810
Universal Health Services, Inc.,
 Class B *                                               3,900          175,890
Wellpoint Health Networks, Inc.,
 Class A *                                               3,100          220,596
                                                                  -------------
                                                                      1,001,855

HOTELS & RESTAURANTS - 3.76%
Darden Restaurants, Inc.                                 8,400          171,780
Four Seasons Hotels, Inc. (a)                            2,000           56,500
Harrah's Entertainment, Inc. *                           3,500          138,600
Krispy Kreme Doughnuts, Inc. * (a)                       4,579          154,633
Marriott International, Inc., Class A                    2,700           88,749
MGM Mirage *                                             1,275           42,037
Yum! Brands, Inc. *                                      9,800          237,356
                                                                  -------------
                                                                        889,655

HOUSEHOLD PRODUCTS - 1.42%
Church & Dwight, Inc.                                    1,600           48,688
Fortune Brands, Inc.                                     1,400           65,114
Newell Rubbermaid, Inc.                                  7,306          221,591
                                                                  -------------
                                                                        335,393

INDUSTRIAL MACHINERY - 1.80%
Dover Corp.                                              8,000          233,280
Parker-Hannifin Corp.                                    4,200          193,746
                                                                  -------------
                                                                        427,026

INDUSTRIALS - 0.35%
Brooks-Pri Automation, Inc. * (a)                        7,305           83,715
                                                                  -------------

INSURANCE - 1.44%
ACE, Ltd.                                                3,500          102,690
Anthem, Inc. *                                           3,400          213,860
Everest Re Group, Ltd.                                     424           23,447
                                                                  -------------
                                                                        339,997

INTERNET SOFTWARE - 1.84%
Internet Security Systems, Inc. *                        3,500           64,155
Juniper Networks, Inc. *                                 3,300           22,440
Networks Associates, Inc. *                             13,900          223,651
Symantec Corp. *                                         1,700           68,867
TIBCO Software, Inc. * (a)                               4,500           27,810
VeriSign, Inc. *                                         2,400           19,248
WebMethods, Inc. *                                       1,115            9,165
                                                                  -------------
                                                                        435,336

INVESTMENT COMPANIES - 1.89%
Midcap SPDR Trust Series 1 *                             5,700          448,305
                                                                  -------------

LEISURE TIME - 2.45%
International Game Technology *                          4,000          303,680
Royal Caribbean Cruises, Ltd.                           13,200          220,440
USA Interactive * (a)                                    2,490           57,071
                                                                  -------------
                                                                        581,191

MEDICAL-HOSPITALS - 1.00%
Health Management Associates, Inc.,
 Class A                                                 9,741          174,364
Triad Hospitals, Inc. *                                  2,100           62,643
                                                                  -------------
                                                                        237,007

OFFICE FURNISHINGS & SUPPLIES - 1.11%
Staples, Inc. *                                         14,300          261,690
                                                                  -------------

PETROLEUM SERVICES - 4.06%
BJ Services Company *                                    5,200          168,012
Cooper Cameron Corp. *                                   3,800          189,316
GlobalSantaFe Corp.                                      7,609          185,051
Nabors Industries, Ltd. *                                  600           21,162
Noble Corp. *                                            6,800          239,020
Smith International, Inc. * (a)                          3,900          127,218
Transocean, Inc.                                         1,357           31,482
                                                                  -------------
                                                                        961,261

PHARMACEUTICALS - 6.46%
AdvancePCS *                                             4,230           93,948
Allergan, Inc.                                           4,100          236,242
AmerisourceBergen Corp.                                  7,000          380,170
Barr Laboratories, Inc. *                                  800           52,072
Celgene Corp. *                                            900           19,323
Forest Laboratories, Inc. *                                600           58,932
Gilead Sciences, Inc. *                                  6,300          214,200
King Pharmaceuticals, Inc. *                            11,500          197,685
Shire Pharmaceuticals Group PLC, ADR *                   6,700          126,563
Teva Pharmaceutical Industries, Ltd., ADR                3,900          150,579
                                                                  -------------
                                                                      1,529,714

POLLUTION CONTROL - 0.18%
Stericycle, Inc. *                                       1,300           42,093
                                                                  -------------

RETAIL TRADE - 4.99%
Bed Bath & Beyond, Inc. *                                5,800          200,274
Best Buy Company, Inc. *                                 1,400           33,810
CDW Computer Centers, Inc. *                             1,800           78,930
Family Dollar Stores, Inc.                               7,000          218,470
Michael's Stores, Inc. *                                 5,100          159,630
Ross Stores, Inc.                                          800           33,912
Talbots, Inc.                                            1,095           30,145
The TJX Companies, Inc.                                 14,800          288,896
Williams-Sonoma, Inc. *                                  5,100          138,465
                                                                  -------------
                                                                      1,182,532

SANITARY SERVICES - 0.49%
Ecolab, Inc.                                             2,357          116,671
                                                                  -------------

SEMICONDUCTORS - 7.21%
Broadcom Corp., Class A * (a)                            1,400           21,084
Emulex Corp. * (a)                                       9,620          178,451
Integrated Device Technology, Inc. *                     5,300           44,361
KLA-Tencor Corp. *                                       7,300          258,201
Lam Research Corp. *                                    10,512          113,530
Linear Technology Corp.                                  7,800          200,616
LSI Logic Corp. *                                        4,300           24,811

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES          VALUE
                                                      ------          -----
SEMICONDUCTORS - CONTINUED
Marvell Technology Group, Ltd.*                          3,885    $      73,271
Maxim Integrated Products, Inc.                          1,300           42,952
Micrel, Inc.*(a)                                         1,075            9,654
Microchip Technology, Inc.                               6,400          156,480
Novellus Systems, Inc.*                                  7,200          202,176
PMC-Sierra, Inc.*(a)                                     4,000           22,240
QLogic Corp.*(a)                                         5,300          182,903
Semtech Corp.*                                             360            3,931
Silicon Laboratories, Inc.*(a)                           3,680           70,214
Skyworks Solutions, Inc.*(a)                               595            5,129
Teradyne, Inc.*                                          7,500           97,575
                                                                  -------------
                                                                      1,707,579

SOFTWARE - 3.98%
Adobe Systems, Inc.                                     10,570          262,147
BEA Systems, Inc.*                                       1,200           13,764
BMC Software, Inc.*                                      7,000          119,770
Business Objects SA, ADR*                                5,500           82,500
Cognos, Inc*(a)                                          1,000           23,450
Electronic Arts, Inc.*                                   1,500           74,655
Intuit, Inc.*                                            1,050           49,266
McDATA Corp., Class A*                                   2,060           14,626
Mercury Interactive Corp.*(a)                            4,100          121,565
NetIQ Corp.*(a)                                          4,807           59,366
PeopleSoft, Inc.*                                        3,400           62,220
Precise Software Solutions, Ltd.*                          700           11,557
Synopsys, Inc.*                                            490           22,614
VERITAS Software Corp.*                                  1,600           24,992
                                                                  -------------
                                                                        942,492
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.11%
Amdocs, Ltd.*                                            2,000           19,640
Citizens Communications Company*                           720            7,596
                                                                  -------------
                                                                         27,236
TELEPHONE - 0.86%
CenturyTel, Inc.                                         6,910          203,016
TRANSPORTATION - 0.23%
Harley-Davidson, Inc.                                    1,180           54,516
                                                                  -------------
TOTAL COMMON STOCK
(Cost: $22,965,812)                                               $  20,880,465
                                                                  -------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                    ---------        -----
SHORT TERM INVESTMENTS - 6.00%
Navigator Securities Lending Trust,
 1.43%                                             $ 1,421,077    $   1,421,077
                                                                  -------------
REPURCHASE AGREEMENTS - 5.82%
Repurchase Agreement with Lehman
 Brothers, dated 12/31/2002 at
 1.15%, to be repurchased at
 $1,378,088 on 01/02/2003,
 collateralized by $1,400,000
 Federal National Mortgage
 Association 2.54% due 04/10/2007
 (valued at $1,408,582, including
 interest).                                        $ 1,378,000    $   1,378,000
                                                                  -------------

TOTAL INVESTMENTS (MID CAP OPPORTUNITIES TRUST)
(Cost: $25,764,889)                                               $  23,679,542
                                                                  =============
MID CAP STOCK TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCK - 81.38%
ADVERTISING - 3.67%
Lamar Advertising Company, Class A                     186,800    $   6,285,820
Omnicom Group, Inc.                                     42,200        2,726,120
                                                                  -------------
                                                                      9,011,940
AEROSPACE - 1.37%
Northrop Grumman Corp.                                  34,700        3,365,900
                                                                  -------------
AGRICULTURE - 1.37%
Bunge, Ltd.(a)                                         139,200        3,349,152
                                                                  -------------
AIR TRAVEL - 2.54%
JetBlue Airways Corp.(a)                                40,600        1,096,200
Ryanair Holdings PLC, ADR(a)                           130,900        5,126,044
                                                                  -------------
                                                                      6,222,244
AUTO PARTS - 1.43%
Advance Auto Parts, Inc.(a)                             71,800        3,511,020
                                                                  -------------
AUTOMOBILES - 0.89%
PACCAR, Inc.                                            47,200        2,177,336
                                                                  -------------
BIOTECHNOLOGY - 7.01%
Amgen, Inc.                                             40,752        1,969,951
Applera Corp. - Celera Genomics Group                  156,900        1,498,395
Cephalon, Inc.(a)                                       82,600        4,019,977
Genzyme Corp.                                          101,200        2,992,484
Human Genome Sciences, Inc.(a)                         242,400        2,135,544
IDEC Pharmaceuticals Corp.(a)                           65,400        2,169,318
Millennium Pharmaceuticals, Inc.                       302,300        2,400,262
                                                                  -------------
                                                                     17,185,931
BROADCASTING - 2.16%
Liberty Media Corp., Series A                          363,800        3,252,372
Univision Communications, Inc., Class A(a)              83,500        2,045,750
                                                                  -------------
                                                                      5,298,122
BUILDING MATERIALS & CONSTRUCTION - 0.84%
American Standard Companies, Inc.                       28,800        2,048,832
                                                                  -------------
BUSINESS SERVICES - 5.03%
BISYS Group, Inc.                                      115,700        1,839,630
Cendant Corp.                                          507,700        5,320,696
Certegy, Inc.                                           76,600        1,880,530
Global Payments, Inc.                                  102,700        3,287,427
                                                                  -------------
                                                                     12,328,283
CELLULAR COMMUNICATIONS - 1.75%
Nextel Communications, Inc., Class A                   370,800        4,282,740
                                                                  -------------
DRUGS & HEALTH CARE - 1.74%
Edwards Lifesciences Corp.                             168,000        4,278,960
                                                                  -------------
EDUCATIONAL SERVICES - 1.15%
Career Education Corp.                                  70,700        2,828,000
                                                                  -------------
ELECTRONICS - 4.25%
Garmin, Ltd                                            140,000        4,102,000
Harman International Industries, Inc.                   61,100        3,635,450
Varian, Inc.                                            93,800        2,691,122
                                                                  -------------
                                                                     10,428,572

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
FINANCIAL SERVICES - 3.76%
Ambac Financial Group, Inc.                             34,200    $   1,923,408
Capital One Financial Corp.(a)                          86,500        2,570,780
Countrywide Financial Corp.                             51,000        2,634,150
Legg Mason, Inc.                                        43,300        2,101,782
                                                                  -------------
                                                                      9,230,120
FOOD & BEVERAGES - 0.94%
Pepsi Bottling Group, Inc.                              90,200        2,318,140
                                                                  -------------
HEALTHCARE PRODUCTS - 4.74%
Guidant Corp.                                           89,900        2,773,415
St. Jude Medical, Inc.                                 188,600        7,491,192
Viasys Healthcare, Inc.                                 91,837        1,367,453
                                                                  -------------
                                                                     11,632,060
HEALTHCARE SERVICES - 2.26%
Laboratory Corp. of America Holdings                   106,500        2,475,060
McKesson Corp.                                         113,500        3,067,905
                                                                  -------------
                                                                      5,542,965
HOTELS & RESTAURANTS - 3.36%
Hilton Hotels Corp.                                    148,900        1,892,519
MGM Mirage*                                             81,600        2,690,352
Station Casinos, Inc.(a)                               153,200        2,711,640
Wynn Resorts, Ltd.(a)                                   72,400          949,164
                                                                  -------------
                                                                      8,243,675
HOUSEHOLD PRODUCTS - 1.12%
Newell Rubbermaid, Inc.                                 90,900        2,756,997
                                                                  -------------
INDUSTRIAL MACHINERY - 1.18%
Thermo Electron Corp.                                  143,600        2,889,232
                                                                  -------------
INTERNET SOFTWARE - 0.57%
VeriSign, Inc.                                         175,000        1,403,500
                                                                  -------------
LEISURE TIME - 2.98%
Carnival Corp., Class A                                 85,500        2,133,225
Royal Caribbean Cruises, Ltd.(a)                       123,200        2,057,440
USA Interactive                                        136,300        3,123,996
                                                                  -------------
                                                                      7,314,661
MEDICAL-HOSPITALS - 1.11%
Health Management Associates, Inc., Class A            151,500        2,711,850
                                                                  -------------
NEWSPAPERS - 1.04%
Knight-Ridder, Inc.                                     40,300        2,548,975
                                                                  -------------
PETROLEUM SERVICES - 1.29%
GlobalSantaFe Corp.                                     37,697          916,791
Nabors Industries, Ltd.                                 33,000        1,163,910
Noble Corp.                                             30,900        1,086,135
                                                                  -------------
                                                                      3,166,836
PHARMACEUTICALS - 6.77%
AmerisourceBergen Corp.                                 46,400        2,519,984
Forest Laboratories, Inc.                               20,300        1,993,866
Gilead Sciences, Inc.                                   90,300        3,070,200
Regeneron Pharmaceuticals, Inc.(a)                      47,600          881,076
Serono SA ADR                                          163,700        2,219,772
Vertex Pharmaceuticals, Inc.(a)                         65,600        1,039,760
Watson Pharmaceuticals, Inc.                           172,200        4,868,094
                                                                  -------------
                                                                     16,592,752
RAILROADS & EQUIPMENT - 0.67%
CSX Corp.                                               58,200        1,647,642
                                                                  -------------
RETAIL TRADE - 6.86%
AnnTaylor Stores Corp.                                 116,800        2,385,056
CVS Corp.                                               75,100        1,875,247
Foot Locker, Inc.                                      352,100        3,697,050
Pacific Sunwear of California, Inc.                    116,250        2,056,463
The Gap, Inc.                                          297,700        4,620,304
Williams-Sonoma, Inc.                                   80,700        2,191,005
                                                                  -------------
                                                                     16,825,125
SEMICONDUCTORS - 2.65%
Analog Devices, Inc.                                    75,400        1,799,798
ASML Holding NV                                        186,661        1,560,486
Lam Research Corp.                                     151,800        1,639,440
Novellus Systems, Inc.                                  53,600        1,505,088
                                                                  -------------
                                                                      6,504,812
SOFTWARE - 1.77%
Cognos, Inc.(a)                                         89,900        2,108,155
Intuit, Inc.                                            47,500        2,228,700
                                                                  -------------
                                                                      4,336,855
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.11%
Citizens Communications Company(a)                     334,600        3,530,030
UTStarcom, Inc.(a)                                     206,300        4,090,929
                                                                  -------------
                                                                      7,620,959
TOTAL COMMON STOCK
(Cost: $210,498,568)                                              $ 199,604,188
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ---------         -----
SHORT TERM INVESTMENTS - 10.19%
Navigator Securities Lending Trust,
 1.43%                                             $24,997,068    $  24,997,068
                                                                  -------------
REPURCHASE AGREEMENTS - 8.43%
Repurchase Agreement with Dillon
 Read, dated 12/31/2002 at 1.10%,
 to be repurchased at $20,667,263
 on 01/02/2003, collateralized by
 $18,136,000 U.S. Treasury Bonds,
 10.375% due 11/15/2009 (valued
 at $21,310,770, including interest).              $20,666,000    $  20,666,000
                                                                  -------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
(Cost: $256,161,636)                                              $ 245,267,256
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

ALL CAP GROWTH TRUST

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCK - 91.24%
ADVERTISING - 1.29%
Lamar Advertising Company, Class A                      194,900   $  6,558,385
                                                                  ------------

AEROSPACE - 3.28%
Lockheed Martin Corp.                                   194,900     11,255,475
Northrop Grumman Corp.                                   55,200      5,354,400
                                                                  ------------
                                                                    16,609,875

AIR TRAVEL - 0.53%
Southwest Airlines Company                              194,900      2,709,110
                                                                  ------------

BANKING - 1.94%
Bank of America Corp.                                    49,000      3,408,930
Fifth Third Bancorp                                      83,200      4,871,360
Wells Fargo & Company                                    33,000      1,546,710
                                                                  ------------
                                                                     9,827,000

BIOTECHNOLOGY - 1.98%
Amgen, Inc.                                             129,300      6,250,362
Cephalon, Inc. (a)                                       32,300      1,571,976
IDEC Pharmaceuticals Corp. (a)                           66,300      2,199,171
                                                                  ------------
                                                                    10,021,509

BROADCASTING - 1.61%
Clear Channel Communications, Inc.                       97,200      3,624,588
Hispanic Broadcasting Corp.                              48,700      1,000,785
Univision Communications, Inc., Class A (a)              97,500      2,388,750
Viacom, Inc., Class B                                    28,500      1,161,660
                                                                  ------------
                                                                     8,175,783

BUSINESS SERVICES - 4.58%
Affiliated Computer Services, Inc.,                      29,000      1,526,850
Class A
Concord EFS, Inc.                                        97,500      1,534,650
Fiserv, Inc.                                            395,725     13,434,864
Robert Half International, Inc.                         196,700      3,168,837
SunGuard Data Systems, Inc.                             149,400      3,519,864
                                                                  ------------
                                                                    23,185,065

CELLULAR COMMUNICATIONS - 0.81%
Nextel Communications, Inc., Class A                    194,900      2,251,095
Vodafone Group PLC                                    1,005,270      1,832,365
                                                                  ------------
                                                                     4,083,460

COMMERCIAL SERVICES - 0.98%
Moody's Corp.                                           120,600      4,979,574
                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT - 4.01%
Cisco Systems, Inc.                                     527,700      6,912,870
Dell Computer Corp.                                     259,900      6,949,726
Hewlett-Packard Company                                 194,900      3,383,464
Intel Corp.                                             196,900      3,065,733
                                                                  ------------
                                                                    20,311,793

COSMETICS & TOILETRIES - 1.70%
The Gillette Company                                     81,200      2,465,232
The Procter & Gamble Company                             71,500      6,144,710
                                                                  ------------
                                                                     8,609,942

CRUDE PETROLEUM & NATURAL GAS - 0.37%
Apache Corp.                                             33,000      1,880,670
                                                                  ------------

DRUGS & HEALTH CARE - 2.09%
Cardinal Health, Inc.                                    90,050      5,330,060
Caremark Rx, Inc.                                       324,900      5,279,625
                                                                  ------------
                                                                    10,609,685

ELECTRICAL EQUIPMENT - 0.44%
Molex, Inc.                                              97,500      2,246,400
                                                                  ------------

ELECTRONICS - 1.48%
L-3 Communications Holdings, Inc. (a)                   118,300      5,312,853
Vishay Intertechnology, Inc.                            194,900      2,178,982
                                                                  ------------
                                                                     7,491,835

FINANCIAL SERVICES - 6.08%
Citigroup, Inc.                                          78,000      2,744,820
Federal Home Loan Mortgage Corp.                         48,800      2,881,640
Federal National Mortgage Association                    28,100      1,807,673
MBNA Corp.                                              176,350      3,354,177
Merrill Lynch & Company, Inc.                            97,800      3,711,510
Morgan Stanley Dean Witter & Company                     93,800      3,744,496
SLM Corp.                                                45,600      4,736,016
The Goldman Sachs Group, Inc.                            48,800      3,323,280
Washington Mutual, Inc.                                 130,000      4,488,900
                                                                  ------------
                                                                    30,792,512

FOOD & BEVERAGES - 1.52%
General Mills, Inc.                                      33,000      1,549,350
The Coca-Cola Company                                   117,000      5,126,940
Unilever PLC                                            107,700      1,024,458
                                                                  ------------
                                                                     7,700,748

HEALTHCARE PRODUCTS - 3.82%
Biomet, Inc.                                            244,975      7,020,983
Johnson & Johnson                                        46,500      2,497,515
Medtronic, Inc.                                         132,700      6,051,120
St. Jude Medical, Inc.                                   95,500      3,793,260
                                                                  ------------
                                                                    19,362,878

HEALTHCARE SERVICES - 2.49%
HCA-The Healthcare Company                               87,900      3,647,850
UnitedHealth Group, Inc.                                 43,600      3,640,600
Wellpoint Health Networks, Inc., Class A                 74,700      5,315,652
                                                                  ------------
                                                                    12,604,102

HOMEBUILDERS - 1.05%
Centex Corp.                                             39,000      1,957,800
D.R. Horton, Inc.                                        78,000      1,353,300
Lennar Corp. (a)                                         39,000      2,012,400
                                                                  ------------
                                                                     5,323,500

HOTELS & RESTAURANTS - 3.13%
Brinker International, Inc.                             176,150      5,680,837
Darden Restaurants, Inc.                                 97,500      1,993,875
MGM Mirage *                                             93,300      3,076,101
Outback Steakhouse, Inc.                                 96,900      3,337,236
Wendy's International, Inc.                              64,900      1,756,843
                                                                  ------------
                                                                    15,844,892

HOUSEHOLD PRODUCTS - 1.10%
Newell Rubbermaid, Inc.                                 117,000      3,548,610
The Clorox Company                                       48,800      2,013,000
                                                                  ------------
                                                                     5,561,610

INDUSTRIAL MACHINERY - 0.74%
Deere & Company                                          81,200      3,723,020
                                                                  ------------

INSURANCE - 2.37%
AFLAC, Inc.                                              61,700      1,858,404
American International Group, Inc.                      158,600      9,175,010
XL Capital, Ltd., Class A                                12,700        981,075
                                                                  ------------
                                                                    12,014,489

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
INTERNATIONAL OIL - 0.38%
Weatherford International, Ltd.                          48,700   $  1,944,591
                                                                  ------------

INTERNET RETAIL - 0.44%
eBay, Inc. (a)                                           33,000      2,238,060
                                                                  ------------

INVESTMENT COMPANIES - 0.91%
Nasdaq-100 Index Tracking                               190,000      4,630,300
Stock
                                                                  ------------

MANUFACTURING - 0.94%
3M Company                                               21,100      2,601,630
Danaher Corp.                                            33,000      2,168,100
                                                                  ------------
                                                                     4,769,730
MEDICAL-HOSPITALS - 0.72%
Health Management Associates,
Inc.,
  Class A                                               202,500      3,624,750
                                                                  ------------

OFFICE FURNISHINGS & SUPPLIES - 1.32%
Office Depot, Inc.                                      130,000      1,918,800
Staples, Inc.                                           260,500      4,767,150
                                                                  ------------
                                                                     6,685,950

PETROLEUM SERVICES - 2.06%
Exxon Mobil Corp.                                        59,800      2,089,412
Nabors Industries, Ltd.                                  65,000      2,292,550
Noble Corp.                                              65,000      2,284,750
Smith International, Inc.                                58,500      1,908,270
Transocean, Inc.                                         81,200      1,883,840
                                                                  ------------
                                                                    10,458,822

PHARMACEUTICALS - 6.16%
AdvancePCS                                               59,000      1,310,390
Forest Laboratories, Inc.                                45,800      4,498,476
Gilead Sciences, Inc.                                    47,700      1,621,800
Medicis Pharmaceutical Corp., Class A (a)               130,000      6,457,100
Pfizer, Inc.                                            381,900     11,674,683
Teva Pharmaceutical Industries, Ltd., ADR               145,800      5,629,338
                                                                  ------------
                                                                    31,191,787

PUBLISHING - 0.47%
Gannett Company, Inc.                                    33,000      2,369,400
                                                                  ------------

REAL ESTATE - 0.37%
Pulte Homes, Inc.                                        39,600      1,895,652
                                                                  ------------

RETAIL GROCERY - 0.48%
Sysco Corp.                                              81,200      2,418,948
                                                                  ------------

RETAIL TRADE - 9.54%
Bed Bath & Beyond, Inc.                                 168,900      5,832,117
CarMax, Inc. (a)                                         65,000      1,162,200
CDW Computer Centers, Inc.                              163,300      7,160,705
Family Dollar Stores, Inc.                              113,700      3,548,577
Kohl's Corp.                                             49,200      2,752,740
Lowe's Companies, Inc.                                  146,200      5,482,500
Ross Stores, Inc.                                        33,000      1,398,870
The Gap, Inc.                                           263,800      4,094,176
The Limited, Inc.                                       194,900      2,714,957
The TJX Companies, Inc.                                 194,900      3,804,448
Wal-Mart Stores, Inc.                                   130,000      6,566,300
Walgreen Company                                        130,000      3,794,700
                                                                  ------------
                                                                    48,312,290

SEMICONDUCTORS - 10.56%
Altera Corp.                                            289,900      3,574,467
Analog Devices, Inc.                                    227,800      5,437,586
Applied Materials, Inc.                                 497,900      6,487,637
Integrated Device Technology, Inc.                      143,700      1,202,769
KLA-Tencor Corp. (a)                                    113,000      3,996,810
Lam Research Corp.                                      259,900      2,806,920
Linear Technology Corp.                                 167,000      4,295,240
Maxim Integrated Products, Inc.                         130,000      4,295,200
Microchip Technology, Inc.                              370,425      9,056,891
Micron Technology, Inc.                                 194,900      1,898,326
Novellus Systems, Inc.                                  194,900      5,472,792
Teradyne, Inc.                                          251,600      3,273,316
Texas Instruments, Inc.                                 113,400      1,702,134
                                                                  ------------
                                                                    53,500,088

SOFTWARE - 5.24%
Electronic Arts, Inc.                                    71,500      3,558,555
Intuit, Inc.                                             99,300      4,659,156
Mercury Interactive Corp.(a)                             52,200      1,547,730
Microsoft Corp.                                         324,900     16,797,330
                                                                  ------------
                                                                    26,562,771

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.46%
Motorola, Inc.                                          270,000      2,335,500
                                                                  ------------

TOBACCO - 0.47%
Philip Morris Companies, Inc.                            58,600      2,375,058
                                                                  ------------

TRANSPORTATION - 1.33%
Harley-Davidson, Inc.                                   145,300      6,712,860
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $530,658,070)                                              $462,254,394
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                    -----------      -----
SHORT TERM INVESTMENTS - 4.35%
Navigator Securities Lending Trust, 1.43%           $22,034,101   $ 22,034,101
                                                                  ------------

REPURCHASE AGREEMENTS - 4.41%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  1.18%, to be repurchased at
  $22,338,464 on 01/02/2003,
  collateralized by $22,390,000 Federal
  National Mortgage Association,
  2.92% due 11/14/2003 (valued at
  $22,788,654, including interest).                 $22,337,000   $ 22,337,000
                                                                  ------------

TOTAL INVESTMENTS (ALL CAP GROWTH
TRUST) (Cost: $575,029,171)                                       $506,625,495
                                                                  ============

FINANCIAL SERVICES TRUST

                                                         SHARES       VALUE
                                                         ------       -----
COMMON STOCK - 83.42%
BANKING - 16.63%
Bank One Corp.                                           58,500   $  2,138,175
Fifth Third Bancorp                                      12,300        720,165
Golden West Financial Corp.                              34,100      2,448,721

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES      VALUE
                                                         ------      -----
BANKING - CONTINUED
Lloyds TSB Group PLC, ADR (a)                            44,700   $  1,277,973
Wells Fargo & Company                                    46,400      2,174,768
                                                                  ------------
                                                                     8,759,802

BUSINESS SERVICES - 3.93%
Dun & Bradstreet Corp. *                                 60,100      2,072,849
                                                                  ------------

COMMERCIAL SERVICES - 2.77%
Moody's Corp.                                            35,300      1,457,537
                                                                  ------------

CONTAINERS & GLASS - 2.51%
Sealed Air Corp. * (a)                                   35,500      1,324,150
                                                                  ------------

FINANCIAL SERVICES - 22.77%
American Express Company,                                93,800      3,315,830
Charles Schwab Corp.                                     28,300        307,055
Citigroup, Inc.                                          70,000      2,463,300
Household International, Inc.                            88,900      2,472,309
Providian Financial Corp. *                              24,600        159,654
State Street Corp. (a) (b)                               27,400      1,068,600
Stilwell Financial, Inc.                                169,100      2,210,137
                                                                  ------------
                                                                    11,996,885

HOLDINGS COMPANIES/CONGLOMERATES - 8.61%
Berkshire Hathaway, Inc., Class A *                           6        436,500
Berkshire Hathaway, Inc., Class B *                         400        969,200
Julius Baer Holdings, Ltd.                               10,000      2,169,041
Loews Corp.                                              21,600        960,336
                                                                  ------------
                                                                     4,535,077

INSURANCE - 17.61%
American International Group, Inc.                       24,300      1,405,755
Aon Corp.                                                52,000        982,280
Cincinnati Financial Corp.                               37,900      1,423,145
Everest Re Group, Ltd.                                   17,000        940,100
FPIC Insurance Group, Inc. * (a)                         26,800        184,920
Markel Corp. * (a)                                        3,500        719,250
Principal Financial Group, Inc.                          29,700        894,861
Sun Life Financial Services Canada, Inc. (a)             53,800        917,290
Transatlantic Holdings, Inc.                             27,150      1,810,905
                                                                  ------------
                                                                     9,278,506

MANUFACTURING - 4.97%
Tyco International, Ltd.                                153,400      2,620,072
                                                                  ------------

TOBACCO - 3.62%
Philip Morris Companies, Inc.                            47,000      1,904,910
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $52,427,078)                                               $ 43,949,788
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                    -----------      -----
SHORT TERM INVESTMENTS - 16.58%
Federal Home Loan Bank
  Consolidated Discount Notes,
  0.75% due 01/02/2003                             $  1,963,000   $  1,962,959
Navigator Securities Lending Trust, 1.43%             3,607,570      3,607,570
Student Loan Marketing Association
  Discount Note, 1.22% due 01/03/2003                   862,000        861,942

SHORT TERM INVESTMENTS
UBS Finance, Inc.
  1.20% due 01/02/2003                             $  2,300,000   $  2,299,923
                                                                  ------------
                                                                  $  8,732,394

TOTAL INVESTMENTS (FINANCIAL SERVICES
TRUST) (Cost: $61,159,472)                                        $ 52,682,182
                                                                  ============

OVERSEAS TRUST

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCK - 78.33%
AUSTRALIA - 0.04%
QBE Insurance Group, Ltd.                                35,542   $    163,010
                                                                  ------------

BRAZIL - 0.33%
Petroleo Brasileiro SA, ADR                              83,200      1,243,008
                                                                  ------------

CANADA - 3.33%
Alcan Aluminum, Ltd.                                    158,000      4,664,160
Alcan Aluminum, Ltd. - USD (a)                           41,400      1,214,194
Canadian Natural Resources, Ltd. (a)                     33,600        995,429
Canadian Natural Resources, Ltd. - USD                      200          5,934
EnCana Corp. (a)                                         27,100        836,829
Precision Drilling Corp. - USD *                          6,600        214,764
Precision Drilling Corp. * (a)                           20,000        645,059
Talisman Energy, Inc. (a)                               105,400      3,793,119
Talisman Energy, Inc. - USD                               3,800        137,446
                                                                  ------------
                                                                    12,506,934

DENMARK - 0.41%
Novo Nordisk AS                                          53,400      1,541,512
                                                                  ------------

FINLAND - 1.95%
Nokia AB Oyj                                            461,200      7,327,452
                                                                  ------------

FRANCE - 7.99%
Alcatel SA                                               10,000         43,836
Aventis SA                                               85,901      4,666,369
AXA                                                     146,000      1,958,278
BNP Paribas SA (a)                                      147,052      5,988,105
L'Air Liquide SA                                          3,600        474,557
Pechiney SA, Class A                                     26,500        929,315
Pernod-Ricard SA * (a)                                   16,300      1,577,758
Sanofi-Synthelabo SA                                     25,700      1,569,929
Schneider Electric SA *                                  10,000        472,859
Societe Television Francaise 1 (a)                       75,300      2,010,502
TotalFinaElf SA, B Shares                                68,697      9,804,986
Vivendi Universal, ADR                                   28,600        459,602
                                                                  ------------
                                                                    29,956,096

GERMANY - 3.96%
Allianz AG Holding                                       46,550      4,425,258
BASF AG (a)                                              22,350        845,659
Bayer AG (a)                                             37,800        810,655
Deutsche Boerse AG                                       91,839      3,675,247
Infineon Technologies AG * (a)                          311,300      2,281,957
Munchener Ruckversicherungs-Gesellschaft AG              23,600      2,821,421
                                                                  ------------
                                                                    14,860,197

HONG KONG - 2.71%
Cheung Kong Holdings, Ltd.                               68,000   $    442,518
China Mobile (Hong Kong), Ltd. *                      1,508,000      3,596,669

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES        VALUE
                                                        ------        -----
HONG KONG - CONTINUED
CNOOC, Ltd. (a)                                         785,500   $  1,027,383
Hong Kong Exchange & Clearing, Ltd.                     652,000        819,332
Hutchison Whampoa, Ltd. *                               614,200      3,843,402
Sun Hung Kai Properties, Ltd.                            73,000        431,529
                                                                  ------------
                                                                    10,160,833

INDIA - 0.17%
Dr Reddy's Laboratories, Ltd.                            17,500        327,792
Ranbaxy Laboratories, Ltd.                               25,300        313,018
                                                                  ------------
                                                                       640,810

ITALY - 1.09%
IntesaBci SPA (a)                                       657,750      1,386,462
Telecom Italia SPA (a)                                  354,400      2,687,095
                                                                  ------------
                                                                     4,073,557

JAPAN - 19.51%
Advantest Corp. (a)                                      33,700      1,509,633
Canon, Inc. (a)                                          92,000      3,462,782
Credit Saison Company, Ltd. (a)                          71,000      1,210,635
Daiwa Securities Group, Inc. (a)                      1,561,000      6,926,970
Fuji Photo Film Company, Ltd.                            23,000        749,495
Fujitsu, Ltd. * (a)                                     265,000        756,442
Ito-Yokado Company, Ltd. (a)                            103,000      3,035,534
Jafco Company, Ltd. (a)                                  48,800      2,107,983
Japan Telecom Holdings Company, Ltd. (a)                    244        756,079
KDDI Corp. (a)                                              356      1,154,092
Keyence Corp. (a)                                         3,900        678,132
Kyocera Corp.                                            30,500      1,774,630
Matsushita Electric Industrial Company,
  Ltd. (a)                                               78,000        768,441
Mitsubishi Electric Corp. * (a)                         686,000      1,582,721
Mizuho Holdings, Inc. * (a)                                 415        387,883
Murata Manufacturing Company, Ltd. (a)                   51,900      2,032,124
Nikko Cordial Corp. (a)                               2,827,000      9,521,725
Nikon Corp. * (a)                                       129,000        968,912
Nintendo Company, Ltd.                                    3,000        280,145
Nissan Motor Company (a)                                205,100      1,599,214
Nomura Securities Company, Ltd.                         963,000     10,817,127
Omron Corp. (a)                                         167,000      2,460,845
Orix Corp. (a)                                           52,100      3,356,054
Rohm Company (a)                                         21,000      2,671,859
Shin-Etsu Chemical Company, Ltd.                         23,400        766,470
Sony Corp. (a)                                           42,300      1,766,655
Sumitomo Electric Industries, Ltd.                      160,000      1,036,039
Sumitomo Mitsui Banking Corp.*                              179        559,187
Takeda Chemical Industries, Ltd.                        112,000      4,677,669
Tokyo Electron, Ltd. (a)                                 44,200      1,998,602
Toshiba Corp. * (a)                                     342,000      1,071,270
Toyota Motor Corp.                                       27,000        725,244
                                                                  ------------
                                                                    73,170,593

SOUTH KOREA - 0.75%
KT Corp.                                                 14,100        602,732
KT Corp., ADR                                            14,450        311,397
Samsung Electronics Company                               7,150      1,892,922
                                                                  ------------
                                                                     2,807,051

MEXICO - 1.35%
Grupo Televisa SA, ADR *                                 66,400      1,854,552
Telefonos de Mexico SA, ADR, Class L                     86,800      2,775,864
TV Azteca SA de C.V., ADR                                93,100        445,949
                                                                  ------------
                                                                     5,076,365

NETHERLANDS - 6.92%
Akzo Nobel NV, ADS                                       67,400      2,136,727
ASML Holding NV *                                       631,000      5,267,366
ING Groep NV                                            283,928      4,805,768
Koninklijke (Royal) Philips Electronics NV              127,700      2,236,446
Koninklijke Ahold NV                                     86,300      1,095,084
STMicroelectronics NV                                    38,400        749,184
Unilever NV-CVA                                         125,200      7,687,450
VNU NV                                                   65,900      1,717,366
Vodafone Libertel NV * (a)                               23,200        247,678
                                                                  ------------
                                                                    25,943,069

NORWAY - 0.60%
Norsk Hydro AS                                           22,700      1,016,359
Statoil ASA                                             144,800      1,221,474
                                                                  ------------
                                                                     2,237,833

SPAIN - 2.11%
Altadis SA, Series A                                     41,500        946,147
Banco Popular Espanol SA (a)                             41,600      1,700,101
Banco Santander Central, Hispano SA                     395,048      2,709,435
NH Hoteles S.A. *                                        93,100        799,622
Telefonica SA (a)                                       195,030      1,744,623
                                                                  ------------
                                                                     7,899,928

SWEDEN - 0.35%
Nordea AB                                               300,100      1,325,493
                                                                  ------------

SWITZERLAND - 6.76%
Converium Holdings AG *                                  18,490        895,691
Credit Suisse Group                                     347,490      7,537,199
Nestle SA                                                15,988      3,386,945
Novartis AG                                             148,410      5,413,408
Roche Holding AG                                         42,613      2,968,522
Swiss Reinsurance Company                                38,201      2,505,119
Syngenta AG                                                 606         35,074
UBS AG                                                   42,740      2,076,587
Zurich Financial Services AG                              5,792        540,213
                                                                  ------------
                                                                    25,358,758

TAIWAN - 1.58%
Asustek Computer, Inc.                                  330,000        580,952
Hon Hai Precision Industry
  Company, Ltd.                                         123,000        425,974
Taiwan Semiconductor
  Manufacturing Company, Ltd. *                       1,616,000      1,986,771
United Microelectronics Corp.                         3,033,500      1,847,239
Winbond Electronics Corp.                             2,464,000      1,066,667
                                                                  ------------
                                                                     5,907,603

UNITED KINGDOM - 10.59%
3i Group PLC                                            188,500      1,683,819
Abbey National Benefit Consultants, Ltd.                 62,800        523,577
AstraZeneca Group PLC                                   100,800      3,601,674
BAA PLC                                                  74,600        605,146
BP PLC                                                1,030,800      7,084,240
British Sky Broadcasting Group PLC *                    133,700      1,375,065
Cable & Wireless PLC                                    395,900        285,147
Carlton Communciations PLC                              242,900        524,847
Centrica PLC                                            225,400        620,356
Diageo PLC                                               45,100        489,972
GlaxoSmithKline PLC                                     294,537      5,650,763
HBOS PLC                                                113,100      1,192,326
HSBC Holdings PLC                                       216,700      2,394,365
Kingfisher PLC                                          257,800        923,217
Lloyds TSB Group PLC                                    300,400      2,156,382
mm02 PLC *                                            1,085,100   $    772,812
Prudential Corp.                                        299,000      2,112,646
Reed Elsevier PLC                                       107,600        921,329
Rio Tinto, Ltd.                                          54,500      1,087,700
Vodafone Group PLC                                    3,129,278      5,703,919
                                                                  ------------
                                                                    39,709,302

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
UNITED STATES - 5.83%
Apropos Technology, Inc. *                                  100   $        136
Baker Hughes, Inc.                                       46,200      1,487,178
BJ Services Company *                                    22,000        710,820
ENSCO International, Inc.                                48,700      1,434,215
European Warrants Fund, Inc.                             89,100        189,783
Freeport-McMoRan Copper & Gold,
  Inc., Class B *                                        66,950      1,123,421
Grant Prideco, Inc. *                                    81,700        950,988
Micron Technology, Inc. *                               588,300      5,730,042
Motorola, Inc.                                          745,200      6,445,980
Noble Corp. *                                            44,300      1,557,145
Smith International, Inc. *                               6,000        195,720
Transocean, Inc.                                         34,400        798,080
Tyco International, Ltd.                                 39,700        678,076
Weatherford International, Ltd. *                        13,800        551,034
                                                                  ------------
                                                                    21,852,618

TOTAL COMMON STOCK
(Cost: $362,335,062)                                              $293,762,022
                                                                  ------------

PREFERRED STOCK - 0.83%
AUSTRALIA - 0.83%
The News Corp., Ltd., ADR                               136,700      3,096,254
                                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $4,480,641)                                                $  3,096,254
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         -----
SHORT TERM INVESTMENTS - 13.49%
Navigator Securities Lending Trust, 1.43%          $ 50,573,509   $ 50,573,509
                                                                  ------------

REPURCHASE AGREEMENTS - 7.35%
Repurchase Agreement with State
  Street Corp. dated 12/31/2002 at
  0.75%, to be repurchased at
  $27,582,149 on 01/02/2003,
  collateralized by $18,510,000 U.S.
  Treasury Bonds, 8.875% due
  02/15/2019 (valued at $28,137,791,
  including interest).                             $ 27,581,000   $ 27,581,000

                                                                  ------------

TOTAL INVESTMENTS  (OVERSEAS TRUST)
(Cost: $444,970,212)                                              $375,012,785
                                                                  ============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                    11.01%
Drugs & Health Care                                    6.45%
Petroleum Services                                     6.38%
Banking                                                6.23%
Semiconductors                                         5.58%

INTERNATIONAL STOCK TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 93.20%
AUSTRALIA - 1.88%
Telstra Corp.                                         2,271,577   $  5,637,435
                                                                  ------------

DENMARK - 1.84%
Group 4 Falck                                           260,600   $  5,499,559
                                                                  ------------

FINLAND - 1.29%
Nokia AB Oyj                                            243,000      3,860,735
                                                                  ------------

FRANCE - 16.61%
Autoroutes du Sud de la France *                        229,665      5,546,766
BNP Paribas SA                                          197,638      8,048,017
Groupe Danone                                            54,000      7,259,937
L'Oreal SA                                               85,870      6,533,260
Schneider Electric SA *                                 122,725      5,803,157
Societe Generale d'Enterprises SA *                      97,200      5,473,834
TotalFinaElf SA, B Shares                                77,813     11,106,094
                                                                  ------------
                                                                    49,771,065

GERMANY - 5.74%
Deutsche Boerse AG                                      133,000      5,322,444
Henkel Kgaa (a)                                          91,500      5,810,136
VEBA AG                                                 150,450      6,066,519
                                                                  ------------
                                                                    17,199,099

HONG KONG - 1.79%
Hong Kong Electric Holdings, Ltd.                     1,414,900      5,361,291
                                                                  ------------

IRELAND - 1.70%
CRH PLC - London                                         18,100        223,981
CRH PLC - Dublin                                        396,100      4,880,831
                                                                  ------------
                                                                     5,104,812

ITALY - 3.42%
Eni SPA (a)                                             485,795      7,718,213
UniCredito Italiano SPA                                 630,908      2,520,821
                                                                  ------------
                                                                    10,239,034

JAPAN - 19.37%
Canon, Inc. (a)                                         185,000      6,963,203
Daito Trust Construction Company                        249,000      5,503,747
Kao Corp.                                               287,000      6,295,344
Mitsubishi Corp. (a)                                    955,000      5,830,035
Nintendo Company, Ltd.                                   51,900      4,846,506
Nomura Securities Company, Ltd.                         550,000      6,178,006
Sony Corp. (a)                                          156,500      6,536,208
Takeda Chemical Industries, Ltd.                        176,000      7,350,623
Toyota Motor Corp.                                      318,500      8,555,195
                                                                  ------------
                                                                    58,058,867

SOUTH KOREA - 1.91%
Samsung Electronic                                       42,900      5,727,150
                                                                  ------------

NETHERLANDS - 7.37%
Aegon NV                                                390,587      5,021,799
ASML Holding NV *                                       577,626      4,821,818
Elsevier NV *                                           537,913      6,571,871
TNT Post Group NV *                                     350,115      5,672,706
                                                                  ------------
                                                                    22,088,194

SPAIN - 1.87%
Inditex                                                 237,100      5,597,036
                                                                  ------------

SWITZERLAND - 8.09%
Novartis AG                                             273,387      9,972,073
Swiss Reinsurance Company                                90,668      5,945,765
UBS AG                                                  171,500      8,332,586
                                                                  ------------
                                                                    24,250,424
UNITED KINGDOM - 20.32%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES         VALUE
                                                       ------         -----
UNITED KINGDOM - 20.32%
Anglo American PLC                                      386,000   $  5,731,188
AstraZeneca Group PLC                                   233,841      8,355,349
BAA PLC                                                 760,157      6,166,302
British Sky Broadcasting Group PLC *                    569,509      5,857,232
E D & F Manitoba Group *                                403,700      5,763,328
P & O Princess Cruises PLC                              686,600      4,762,906
Reckitt & Colman                                         69,000      1,338,219
Royal Bank of Scotland Group                            252,088      6,037,346
Tesco PLC                                             2,014,212      6,289,235
Vodafone Group PLC                                    5,808,584     10,587,647
                                                                  ------------
                                                                    60,888,752
TOTAL COMMON STOCK
(Cost: $291,929,876)                                              $279,283,453
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         -----
SHORT TERM INVESTMENTS - 6.80%
Navigator Securities Lending Trust, 1.43%          $ 20,376,502   $ 20,376,502
                                                                  ------------

TOTAL INVESTMENTS (INTERNATIONAL STOCK
TRUST) (Cost: $312,306,378)                                       $299,659,955
                                                                  ============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Drugs & Health Care                                   8.57%
Financial Services                                    6.77%
Petroleum Services                                    5.73%
Banking                                               5.54%
Construction & Mining Equipment                       5.51%

INTERNATIONAL VALUE TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 79.93%
AUSTRALIA - 0.90%
Iluka Resources, Ltd.                                 1,134,000   $  2,935,529
                                                                  ------------

BERMUDA - 1.33%
Accenture, Ltd., Class A                                102,500      1,843,975
XL Capital, Ltd., Class A                                32,600      2,518,350
                                                                  ------------
                                                                     4,362,325

CANADA - 3.34%
BCE, Inc. (a)                                           178,000      3,211,369
Husky Energy, Inc. (a)                                  280,380      2,923,251
Nortel Networks Corp.                                 1,451,000      2,336,110
Transcanada Pipelines, Ltd. (a)                         170,000      2,466,544
                                                                  ------------
                                                                    10,937,274

CAYMAN ISLANDS - 0.00%
CK Life Sciences International Holdings, Inc.            12,600          2,262
                                                                  ------------

CHINA - 0.81%
PetroChina Company, Ltd., Class H (a)                13,393,936      2,662,110
                                                                  ------------

DENMARK - 1.90%
Tele Danmark AS                                         136,000      3,302,019
Vestas Wind Systems A/S                                 294,000      2,925,828
                                                                  ------------
                                                                     6,227,847

FINLAND - 3.22%
Metso Oyj (a)                                           263,000      2,840,822
Sampo Oyj, A Shares (a)                                 492,100      3,741,471
Stora Enso Oyj (a)                                      377,400      3,977,581
                                                                  ------------
                                                                    10,559,874

FRANCE - 8.23%
Alcatel SA (a)                                          406,000      1,779,727
Alstom                                                  149,582        745,116
Aventis SA                                               79,300      4,307,785
Aventis SA-DEM                                            8,927        471,738
AXA                                                     365,100      4,897,038
Michelin (CGDE)-B                                        65,700      2,264,039
Pechiney SA, Class A                                    155,300      5,446,140
Suez SA                                                 143,300      2,485,609
TotalFinaElf SA, B Shares                                32,164      4,590,703
                                                                  ------------
                                                                    26,987,895

GERMANY - 6.75%
Adidas-Salomon AG                                        44,240      3,818,265
Bayer AG                                                200,000      4,289,181
Deutsche Bank AG NPV                                     74,100      3,411,409
Deutsche Post AG                                        351,700      3,688,276
SAP AG                                                   33,200      2,629,366
VEBA AG                                                  77,500      3,124,993
WCM Beteilgungs & Grundbesitz AG                        447,000      1,171,922
                                                                  ------------
                                                                    22,133,412

HONG KONG - 4.18%
Cheung Kong Holdings, Ltd.                              624,000      4,060,755
China Mobile Hong Kong, Ltd., ADR                       242,300      2,926,984
CLP Holdings, Ltd.                                      604,600      2,434,355
Hutchison Whampoa, Ltd.                                 522,000      3,266,453
Swire Pacific                                         1,584,500      1,010,815
                                                                  ------------
                                                                    13,699,362

INDIA - 0.81%
Satyam Computer Services, Ltd., ADR                     207,000      2,659,950
                                                                  ------------

ISRAEL - 1.41%
Check Point Software
  Technologies, Ltd.                                    357,600      4,638,072
                                                                  ------------

ITALY - 2.87%
Eni SPA (a)                                             174,200      2,767,654
San Paolo-IMI SPA (a)                                   735,000      4,778,924
Telefonica SA, ADR                                       69,720      1,852,460
                                                                  ------------
                                                                     9,399,038

JAPAN - 5.67%
Hitachi, Ltd.                                           587,000      2,248,947
Komatsu                                                 885,000      2,883,926
NEC Corp. (a)                                           386,000      1,443,112
Nippon Telegraph & Telephone Corp., ADR                 197,800      3,493,148
Nomura Securities Company, Ltd.                         200,000      2,246,548
Ono Pharmaceutical Company, Ltd.                        121,000      3,657,713
Sony Corp.                                               62,600      2,614,483
                                                                  ------------
                                                                    18,587,877

SOUTH KOREA - 2.99%
Korea Electric Power Corp.                               16,000        246,195
Korea Electric Power Corp., ADR                         267,000      2,269,500
KT Corp., ADR                                           196,200      4,228,110
Samsung Electronics Company                              11,500      3,044,560
                                                                  ------------
                                                                     9,788,365

MEXICO - 1.52%
Grupo Carso, Series A1                                1,187,630      2,917,786

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
MEXICO- CONTINUED
Telefonos de Mexico SA, ADR, Class L                     65,100   $  2,081,898
                                                                  ------------
                                                                     4,999,684

NETHERLANDS - 5.23%
Akzo Nobel NV, ADS                                      145,920      4,625,983
ING Groep NV                                            329,940      5,584,568
Koninklijke (Royal) Philips Electronics NV              214,508      3,756,739
Rodamco Europe NV (a)                                    75,000      3,165,762
                                                                  ------------
                                                                    17,133,052

NEW ZEALAND - 0.84%
Telecom Corp. of New Zealand, Ltd. (a)                1,158,600      2,748,356
                                                                  ------------

SPAIN - 2.33%
Iberdrola SA (a)                                        284,700      3,985,839
Repsol-YPF SA (a)                                       275,500      3,640,351
                                                                  ------------
                                                                     7,626,190

SWEDEN - 5.18%
Atlas Copco AB-A Shares                                 146,000      2,854,843
Autoliv, Inc.                                            96,500      2,019,745
ForeningsSparbanken AB, Series A (a)                    312,250      3,699,304
Nordic Baltic Holding-DKK                               373,998      1,678,838
Nordic Baltic Holding-EUR                               685,420      3,069,274
Volvo AB, B Shares (a)                                  223,100      3,643,915
                                                                  ------------
                                                                    16,965,919

SWITZERLAND - 3.74%
Nestle SA                                                19,000      4,025,016
Swiss Reinsurance Company                                66,540      4,363,515
UBS AG                                                   80,000      3,886,921
                                                                  ------------
                                                                    12,275,452

UNITED KINGDOM - 16.68%
Abbey National Benefit Consultants, Ltd.                416,000      3,468,279
BAE Systems PLC                                       1,978,554      3,948,758
BHP Billiton PLC                                        871,663      4,654,259
Brambles Industries, Ltd.                               152,000        371,859
Cable & Wireless PLC                                  2,847,420      2,050,858
Chubb Corp.                                           1,966,000      2,776,653
Hays PLC                                                825,000      1,231,569
Imperial Chemical Industries PLC                        664,036      2,458,162
J. Sainsbury PLC                                        578,100      2,593,635
Kidde PLC                                             2,903,300      3,306,049
Lloyds TSB Group PLC                                    561,500      4,030,655
Marks & Spencer Group, PLC                              360,861      1,829,538
Nycomed Amersham PLC                                    275,200      2,462,715
Rolls Royce                                           1,094,500      1,884,909
Shell Transport & Trading Company PLC                   833,800      5,488,784
Shire Pharmaceuticals Group                             520,000      3,326,836
Smiths Industries PLC                                   197,200      2,207,471
United Business Media PLC                               646,963      3,019,732
WPP Group PLC                                           466,000      3,558,878
                                                                  ------------
                                                                    54,669,599

TOTAL COMMON STOCK
(Cost: $308,872,187)                                              $261,999,444
                                                                  ------------

PREFERRED STOCK - 0.69%
GERMANY - 0.69%
Volkswagen AG - Non Voting
  Preferred (a)                                          86,750      2,274,367
                                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $2,823,765)                                                $  2,274,367
                                                                  ------------

RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares                           170,000   $          0
                                                                  ------------
TOTAL RIGHTS
(Cost: $0)                                                        $          0
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                    ---------        ------
SHORT TERM INVESTMENTS - 14.64%
Navigator Securities Lending Trust,
  1.43%                                            $ 48,003,295   $ 48,003,295
                                                                  ------------

REPURCHASE AGREEMENTS - 4.74%
Repurchase Agreement with State
  Street Corp. dated 12/31/2002 at
  0.60%, to be repurchased at
  $15,522,517 on 01/02/2003,
  collateralized by $12,250,000 U.S.
  Treasury Bond, 7.25% due
  05/15/2016 (valued at
  $15,833,125, including interest).                $ 15,522,000   $ 15,522,000
                                                                  ------------

TOTAL INVESTMENTS (INTERNATIONAL VALUE
TRUST) (Cost: $375,221,247)                                       $327,799,106
                                                                  ============

The Trust had the following five top industry concentrations as of December 31, 2002 (as a percentage of total value of investment):

Financial Services                                    6.45%
Insurance                                             6.14%
Telecommunications Equipment & Services               4.99%
International Oil                                     4.22%
Electrical Equipment                                  3.97%

CAPITAL APPRECIATION TRUST

                                                        SHARES       VALUE
                                                        ------       -----
COMMON STOCK - 90.84%
ADVERTISING - 0.84%
Omnicom Group, Inc.                                      16,300   $  1,052,980
                                                                  ------------

AEROSPACE - 2.74%
Lockheed Martin Corp.                                    30,000      1,732,500
Northrop Grumman Corp.                                   17,600      1,707,200
                                                                  ------------
                                                                     3,439,700

BANKING - 1.63%
Bank One Corp.                                           56,000      2,046,800
                                                                  ------------

BIOTECHNOLOGY - 4.89%
Amgen, Inc. *                                            80,800      3,905,872
Genentech, Inc. *                                        37,900      1,256,764
MedImmune, Inc. *                                        35,600        967,252
                                                                  ------------
                                                                     6,129,888

BROADCASTING - 4.90%
Clear Channel Communications, Inc. *                     23,200        865,128
Univision Communications, Inc.,
  Class A * (a)                                          70,200      1,719,900
Viacom, Inc., Class B *                                  87,300      3,558,348
                                                                  ------------
                                                                     6,143,376

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES        VALUE
                                                        ------        -----
COMPUTERS & BUSINESS EQUIPMENT - 10.40%
Cisco Systems, Inc. *                                   258,300   $  3,383,730
Dell Computer Corp. *                                   106,100      2,837,114
Hewlett-Packard Company                                 148,500      2,577,960
Intel Corp.                                             164,600      2,562,822
International Business Machines Corp.                    21,600      1,674,000
                                                                  ------------
                                                                    13,035,626

COSMETICS & TOILETRIES - 2.27%
The Gillette Company                                     41,900      1,272,084
The Procter & Gamble Company                             18,300      1,572,702
                                                                  ------------
                                                                     2,844,786

FINANCIAL SERVICES - 8.55%
American Express Company                                 80,300      2,838,605
Citigroup, Inc.                                         101,500      3,571,785
Merrill Lynch & Company, Inc.                            50,900      1,931,655
The Goldman Sachs Group, Inc.                            34,900      2,376,690
                                                                  ------------
                                                                    10,718,735

FOOD & BEVERAGES - 3.19%
Anheuser-Busch Companies, Inc.                           37,800      1,829,520
Starbucks Corp. *                                        67,600      1,377,688
The Coca-Cola Company                                    18,200        797,524
                                                                  ------------
                                                                     4,004,732

FOREST PRODUCTS - 1.19%
Weyerhaeuser Company                                     30,400      1,495,984
                                                                  ------------

HEALTHCARE PRODUCTS - 4.97%
Abbott Laboratories                                      71,800      2,872,000
Johnson & Johnson                                        62,600      3,362,246
                                                                  ------------
                                                                     6,234,246

HOTELS & RESTAURANTS - 1.58%
Marriott International, Inc., Class A                    60,300      1,982,061
                                                                  ------------

INSURANCE - 5.03%
American International Group, Inc.                       63,500      3,673,475
Hartford Financial Services Group, Inc.                  16,700        758,681
XL Capital, Ltd., Class A                                24,200      1,869,450
                                                                  ------------
                                                                     6,301,606

MANUFACTURING - 1.96%
3M Company                                               19,900      2,453,670
                                                                  ------------

PAPER - 1.04%
International Paper Company                              37,200      1,300,884
                                                                  ------------

PETROLEUM SERVICES - 4.77%
Schlumberger, Ltd.                                       76,800      3,232,512
TotalFinaElf SA, ADR                                     38,400      2,745,600
                                                                  ------------
                                                                     5,978,112

PHARMACEUTICALS - 5.31%
Forest Laboratories, Inc. *                               6,400        628,608
Merck & Company, Inc.                                    21,600      1,222,776
Pfizer, Inc.                                             48,000      1,467,360
Pharmacia Corp.                                          27,900      1,166,220
Teva Pharmaceutical Industries, Ltd., ADR                 9,800        378,378
Wyeth                                                    47,900      1,791,460
                                                                  ------------
                                                                     6,654,802

PUBLISHING - 0.75%
The New York Times Company, Class A                      20,500        937,465
                                                                  ------------

RETAIL TRADE - 12.45%
Bed Bath & Beyond, Inc. *                                67,200      2,320,416

RETAIL TRADE
Costco Wholesale Corp. *                                 44,300      1,243,058
Kohl's Corp. *                                           61,900      3,463,305
Lowe's Companies, Inc.                                   46,800      1,755,000
Tiffany & Company                                        75,100      1,795,641
Wal-Mart Stores, Inc.                                    75,200      3,798,352
Walgreen Company                                         42,300      1,234,737
                                                                  ------------
                                                                    15,610,509

SEMICONDUCTORS - 5.25%
Applied Materials, Inc. *                                88,000      1,146,640
KLA-Tencor Corp. *                                       13,000        459,810
Novellus Systems, Inc. *                                 32,300        906,984
STMicroelectronics NV (a)                                51,500      1,004,765
Texas Instruments, Inc.                                 103,600      1,555,036
Xilinx, Inc. *                                           73,000      1,503,800
                                                                  ------------
                                                                     6,577,035

SOFTWARE - 4.01%
Microsoft Corp. *                                        95,000      4,911,500
SAP AG, ADR                                               6,200        120,900
                                                                  ------------
                                                                     5,032,400

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.55%
Nokia Corp., ADR                                        125,100      1,939,050
                                                                  ------------

TRANSPORTATION - 1.59%
Harley-Davidson, Inc.                                    43,100      1,991,220
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $125,742,202)                                              $113,905,667
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
SHORT TERM INVESTMENTS - 9.16%
American Express Credit Corp.,
  0.75% due 01/02/2003                             $  2,821,000   $  2,821,000
General Electric Capital Corp.,
  1.18% due 01/02/2003                                5,939,000      5,939,000
Navigator Securities Lending Trust,
  1.43%                                               2,725,000      2,725,000
                                                                  ------------
                                                                  $ 11,485,000

TOTAL INVESTMENTS (CAPITAL APPRECIATION
TRUST) (Cost: $137,227,202)                                       $125,390,667
                                                                  ============

STRATEGIC OPPORTUNITIES TRUST

                                                         SHARES      VALUE
                                                         ------      -----
COMMON STOCK - 85.95%
AGRICULTURE - 0.19%
Monsanto Company                                         58,200   $  1,120,350
                                                                  ------------

AIR TRAVEL - 0.72%
Southwest Airlines Company                              300,000      4,170,000
                                                                  ------------

APPAREL & TEXTILES - 1.40%
Jones Apparel Group, Inc. *                             207,900      7,367,976
Oakley, Inc. * (a)                                       11,700        120,159
Polo Ralph Lauren Corp., Class A *                       30,000        652,800
                                                                  ------------
                                                                     8,140,935

BANKING - 2.24%
Bank One Corp.                                          270,000      9,868,500
FleetBoston Financial Corp.                             130,000      3,159,000
                                                                  ------------
                                                                    13,027,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
BIOTECHNOLOGY - 1.43%
IDEC Pharmaceuticals Corp. * (a)                        250,000   $  8,292,500
                                                                  ------------

BROADCASTING - 2.92%
EchoStar Communications Corp., Class A *                439,800      9,789,948
Liberty Media Corp., Series A *                         800,000      7,152,000
                                                                  ------------
                                                                    16,941,948

BUSINESS SERVICES - 1.25%
ABB, Ltd. *                                             650,000      1,846,938
First Data Corp.                                         80,000      2,832,800
Reynolds & Reynolds Company, Class A (a)                100,000      2,547,000
                                                                  ------------
                                                                     7,226,738

CABLE AND TELEVISION - 2.13%
AOL Time Warner, Inc. *                                 545,900      7,151,290
Cablevision Systems New York
  Group, Class A * (a)                                  228,200      3,820,068
Charter Communications, Inc., Class A * (a)           1,175,900      1,387,562
                                                                  ------------
                                                                    12,358,920

CELLULAR COMMUNICATIONS - 3.86%
AT&T Wireless Services, Inc. *                        1,050,000      5,932,500
Nextel Communications, Inc., Class A *                1,424,400     16,451,820
                                                                  ------------
                                                                    22,384,320

CHEMICALS - 1.25%
Dow Chemical Company                                    100,000      2,970,000
PPG Industries, Inc.                                     85,000      4,262,750
                                                                  ------------
                                                                     7,232,750

COLLEGES & UNIVERSITIES - 0.23%
Corinthian Colleges, Inc. * (a)                          35,600      1,347,816
                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT - 3.77%
Cisco Systems, Inc. *                                   300,000      3,930,000
Intel Corp.                                             119,500      1,860,615
Xerox Corp. * (a)                                     2,000,000     16,100,000
                                                                  ------------
                                                                    21,890,615

DRUGS & HEALTH CARE - 0.04%
VISX, Inc. *                                             21,000        201,180
                                                                  ------------

ELECTRICAL EQUIPMENT - 0.73%
Emerson Electric Company                                 70,000      3,559,500
Power-One, Inc. *                                       110,000        623,700
Vicor Corp. * (a)                                         6,300         51,981
                                                                  ------------
                                                                     4,235,181

ELECTRONICS - 1.36%
Garmin, Ltd *                                               300          8,790
Sanmina-SCI Corp. *                                     333,100      1,495,619
Solectron Corp. *                                       400,000      1,420,000
Vishay Intertechnology, Inc. *                          443,000      4,952,740
                                                                  ------------
                                                                     7,877,149

FINANCIAL SERVICES - 12.77%
American Express Company,                                50,000      1,767,500
Arthur J. Gallagher & Company                           102,400      3,008,512
Bear Stearns Companies, Inc.                            155,500      9,236,700
Charles Schwab Corp.                                    556,100      6,033,685
Eaton Vance Corp. (a)                                   122,400      3,457,800
Federal National Mortgage Association                    81,300      5,230,029
J.P. Morgan Chase & Company                             180,000      4,320,000
Lehman Brothers Holdings, Inc.                          251,900     13,423,751
Merrill Lynch & Company, Inc.                           230,000      8,728,500
Morgan Stanley Dean Witter & Company                    220,000      8,782,400
Stilwell Financial, Inc.                                178,800      2,336,916
The Goldman Sachs Group, Inc.                           114,800      7,817,880
                                                                  ------------
                                                                    74,143,673

HOTELS & RESTAURANTS - 0.84%
Brinker International, Inc. *                            69,400      2,238,150
Yum! Brands, Inc. *                                     109,900      2,661,778
                                                                  ------------
                                                                     4,899,928

INDUSTRIAL MACHINERY - 2.29%
Ingersoll-Rand Company, Inc., Class A                   207,900      8,952,174
Parker-Hannifin Corp.                                    50,000      2,306,500
W.W. Grainger, Inc.                                      40,000      2,062,000
                                                                  ------------
                                                                    13,320,674

INSURANCE - 2.70%
ACE, Ltd.                                                20,300        595,602
Brown & Brown, Inc.                                     130,000      4,201,600
St. Paul Companies, Inc.                                 55,700      1,896,585
The Allstate Corp.                                      160,000      5,918,400
XL Capital, Ltd., Class A                                40,000      3,090,000
                                                                  ------------
                                                                    15,702,187

INTERNET SERVICE PROVIDER - 0.26%
eSPEED, Inc., Class A * (a)                              90,000      1,524,690
                                                                  ------------

INTERNET SOFTWARE - 0.82%
Juniper Networks, Inc. * (a)                            700,000      4,760,000
                                                                  ------------

LEISURE TIME - 0.89%
Isle of Capri Casinos, Inc. * (a)                        22,300        295,252
The Walt Disney Company                                 300,000      4,893,000
                                                                  ------------
                                                                     5,188,252

MANUFACTURING - 2.48%
Illinois Tool Works, Inc.                                58,000      3,761,880
Snap-on, Inc.                                            74,200      2,085,762
Tyco International, Ltd.                                500,000      8,540,000
                                                                  ------------
                                                                    14,387,642

OFFICE FURNISHINGS & SUPPLIES - 0.94%
Office Depot, Inc. *                                    371,400      5,481,864
                                                                  ------------

PETROLEUM SERVICES - 4.57%
BJ Services Company *                                    50,000      1,615,500
ENSCO International, Inc.                               189,400      5,577,830
GlobalSantaFe Corp.                                      50,000      1,216,000
Nabors Industries, Ltd. *                               255,500      9,011,485
Noble Corp. *                                           226,500      7,961,475
Transocean, Inc.                                         50,000      1,160,000
                                                                  ------------
                                                                    26,542,290

PHARMACEUTICALS - 0.85%
Schering-Plough Corp.                                   222,500      4,939,500
                                                                  ------------

RAILROADS & EQUIPMENT - 3.67%
Burlington Northern Santa Fe Corp.                      180,000      4,681,800
CSX Corp.                                               160,000      4,529,600
Kansas City Southern *                                  129,900      1,558,800
Norfolk Southern Corp.                                  457,200      9,139,428
Union Pacific Corp.                                      22,900      1,371,023
                                                                  ------------
                                                                    21,280,651

RETAIL GROCERY - 0.32%
Safeway, Inc. *                                          80,000      1,868,800
                                                                  ------------

RETAIL TRADE - 9.94%
Abercrombie & Fitch Company, Class A *                  370,000      7,570,200

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
RETAIL TRADE - continued
AnnTaylor Stores Corp. * (a)                            285,100      5,821,742
Bed Bath & Beyond, Inc. *                               120,000      4,143,600
Chico's FAS, Inc. * (a)                                 121,000     $2,288,110
Dollar General Corp.                                    500,000      5,975,000
Fossil, Inc. * (a)                                      173,800      3,535,092
Home Depot, Inc.                                        120,000      2,875,200
Lowe's Companies, Inc.                                   27,800      1,042,500
May Department Stores Company                           100,000      2,298,000
PETsMART, Inc. * (a)                                    242,000      4,145,460
Pier 1 Imports, Inc.                                    150,000      2,839,500
Rite Aid Corp. *                                        130,000        318,500
Ross Stores, Inc. (a)                                    70,000      2,967,300
Talbots, Inc. (a)                                       110,000      3,028,300
Toys R Us, Inc. *                                       100,000      1,000,000
Williams-Sonoma, Inc. * (a)                             289,000      7,846,350
                                                                  ------------
                                                                    57,694,854

SEMICONDUCTORS - 5.29%
Advanced Micro Devices, Inc. * (a)                    1,001,000      6,466,460
Atmel Corp. *                                         1,016,300      2,266,349
Lam Research Corp. * (a)                                104,500      1,128,600
Micron Technology, Inc. *                               600,000      5,844,000
Teradyne, Inc. *                                        159,555      2,075,811
Texas Instruments, Inc.                                 862,500     12,946,125
                                                                  ------------
                                                                    30,727,345

SOFTWARE - 1.47%
BEA Systems, Inc. * (a)                                 319,200      3,661,224
Citrix Systems, Inc. * (a)                               67,500        831,600
VERITAS Software Corp. *                                111,300      1,738,506
WebMD Corp. * (a)                                       270,900      2,316,195
                                                                  ------------
                                                                     8,547,525

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.93%
American Tower Corp., Class A * (a)                     500,000      1,765,000
CIENA Corp. * (a)                                       500,000      2,570,000
Crown Castle International Corp. * (a)                  635,600      2,383,500
JDS Uniphase Corp. * (a)                                300,000        741,000
Lucent Technologies, Inc. *  (a)                      1,700,000      2,142,000
Motorola, Inc.                                          810,000      7,006,500
Nortel Networks Corp. * (a)                           1,617,400      2,604,014
Nortel Networks Corp.-CAD *                             882,600      1,407,958
QUALCOMM, Inc. *                                         60,000      2,183,400
                                                                  ------------
                                                                    22,803,372

TELEPHONE - 1.86%
Qwest Communications International, Inc. *            2,165,000     10,825,000
                                                                  ------------

TOBACCO - 5.45%
Philip Morris Companies, Inc.                           510,250     20,680,433
R.J. Reynolds Tobacco Holdings, Inc. (a)                210,000      8,843,100
UST, Inc.                                                64,200      2,146,206
                                                                  ------------
                                                                    31,669,739

TOYS, AMUSEMENTS & SPORTING GOODS - 0.53%
Mattel, Inc.                                            160,000      3,064,000
                                                                  ------------

TRANSPORTATION - 0.56%
Airborne, Inc. (a)                                      218,000      3,232,940
                                                                  ------------

TOTAL COMMON STOCK
(Cost: $527,551,363)                                              $499,052,828
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
SHORT TERM INVESTMENTS - 12.37%
Navigator Securities Lending Trust,
  1.43%                                            $ 71,859,238   $ 71,859,238
                                                                  ------------

REPURCHASE AGREEMENTS - 1.68%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.75%, to be repurchased at
  $9,731,405 on 01/02/2003,
  collateralized by $6,530,000  U.S.
  Treasury Bond,8.88% due
  02/15/19 (valued at $9,926,514,
  including interest).                             $  9,731,000   $  9,731,000
                                                                  ------------

TOTAL INVESTMENTS (STRATEGIC
OPPORTUNITIES TRUST) (Cost: $609,141,601)                         $580,643,066
                                                                  ============

QUANTITATIVE MID CAP TRUST

                                                         SHARES      VALUE
                                                         ------      -----
COMMON STOCK - 89.89%
APPAREL & TEXTILES - 2.69%
Coach, Inc. *                                            44,900   $  1,478,108
Liz Claiborne, Inc.                                      27,800        824,270
                                                                  ------------
                                                                     2,302,378

BANKING - 2.25%
Golden West Financial Corp.                               7,500        538,575
New York Community Bancorp, Inc.                         48,200      1,392,016
                                                                  ------------
                                                                     1,930,591

BIOTECHNOLOGY - 0.48%
Biogen, Inc. *                                           10,300        412,618
                                                                  ------------

BROADCASTING - 2.12%
Westwood One, Inc. *                                     48,500      1,811,960
                                                                  ------------

BUSINESS SERVICES - 3.43%
Affiliated Computer Services, Inc., Class A *            24,000      1,263,600
Corporate Executive Board Company *                      52,400      1,672,608
                                                                  ------------
                                                                     2,936,208

CHEMICALS - 1.28%
Scotts Company, Class A *                                22,300      1,093,592
                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.16%
Cognizant Technology Solutions Corp.,
  Class A * (a)                                          13,900      1,003,997
Storage Technology Corp. *                               20,700        443,394
Western Digital Corp. *                                  62,400        398,736
                                                                  ------------
                                                                     1,846,127
CONTAINERS & GLASS - 1.85%
Ball Corp.                                               31,000      1,586,890
                                                                  ------------

DOMESTIC OIL - 2.24%
XTO Energy, Inc.                                         77,500      1,914,250
                                                                  ------------

DRUGS & HEALTH CARE - 6.06%
Caremark Rx, Inc. *                                     115,600      1,878,500
Coventry Health Care, Inc. *                             57,000      1,654,710

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         SHARES      VALUE
                                                         ------      -----
DRUGS & HEALTH CARE - CONTINUED
Henry Schein, Inc. *                                     36,700   $  1,651,500
                                                                  ------------
                                                                     5,184,710

EDUCATIONAL SERVICES - 1.97%
Apollo Group, Inc., Class A *                            38,400      1,689,600
                                                                  ------------

ELECTRICAL EQUIPMENT - 1.09%
AMETEK, Inc.                                             24,200        931,458
                                                                  ------------

ELECTRIC UTILITIES - 1.92%
The Southern Company                                     57,800      1,640,942
                                                                  ------------

ELECTRONICS - 3.50%
Harman International Industries, Inc.                    27,600      1,642,200
L-3 Communications Holdings, Inc. * (a)                  30,100      1,351,791
                                                                  ------------
                                                                     2,993,991

ENERGY - 2.21%
Entergy Corp.                                            41,600      1,896,544
                                                                  ------------

FINANCIAL SERVICES - 7.88%
Alliance Capital Management Holding, LP (a)              48,500      1,503,500
Bear Stearns Companies, Inc.                             13,500        801,900
Charter One Financial, Inc.                              58,905      1,692,341
Countrywide Financial Corp.                              20,200      1,043,330
Eaton Vance Corp.                                        60,400      1,706,300
                                                                  ------------
                                                                     6,747,371

FOOD & BEVERAGES - 1.25%
Starbucks Corp. *                                        52,400      1,067,912
                                                                  ------------

GAS & PIPELINE UTILITIES - 1.17%
Philadelphia Suburban Corp.                              48,500        999,100
                                                                  ------------

HEALTHCARE PRODUCTS - 1.34%
Zimmer Holdings, Inc. *                                  27,700      1,150,104
                                                                  ------------

HEALTHCARE SERVICES - 2.43%
Universal Health Services, Inc., Class B *               35,500      1,601,050
Weight Watchers International, Inc. * (a)                10,400        478,088
                                                                  ------------
                                                                     2,079,138

HOTELS & RESTAURANTS - 1.72%
Brinker International, Inc. *                            45,800      1,477,050
                                                                  ------------

HOUSEHOLD PRODUCTS - 3.15%
Dial Corp.                                               90,700      1,847,559
The Clorox Company                                       20,600        849,750
                                                                  ------------
                                                                     2,697,309

INDUSTRIAL MACHINERY - 1.04%
Ingersoll-Rand Company, Inc., Class A                    20,700        891,342
                                                                  ------------

INSURANCE - 5.76%
Everest Re Group, Ltd.                                   18,600      1,028,580
Fidelity National Financial, Inc.                        46,500      1,526,595
PartnerRe, Ltd.                                          16,100        834,302
Radian Group, Inc.                                       41,600      1,545,440
                                                                  ------------
                                                                     4,934,917

INTERNET SOFTWARE - 1.38%
Symantec Corp. *                                         29,100      1,178,841
                                                                  ------------

LEISURE TIME - 2.54%
International Game Technology *                          18,000      1,366,560
Royal Caribbean Cruises, Ltd.                            48,200        804,940
                                                                  ------------
                                                                     2,171,500

OFFICE FURNISHINGS & SUPPLIES - 1.62%
Avery Dennison Corp.                                     22,700      1,386,516
                                                                  ------------

PETROLEUM SERVICES - 3.37%
BJ Services Company *                                    48,300      1,560,573
Smith International, Inc. *                              40,700      1,327,634
                                                                  ------------
                                                                     2,888,207

PHARMACEUTICALS - 3.37%
Gilead Sciences, Inc. *                                  33,900      1,152,600
Teva Pharmaceutical Industries, Ltd., ADR                44,800      1,729,728
                                                                  ------------
                                                                     2,882,328

POLLUTION CONTROL - 1.84%
Stericycle, Inc. * (a)                                   48,700      1,576,857
                                                                  ------------

RAILROADS & EQUIPMENT - 1.22%
Norfolk Southern Corp.                                   52,400      1,047,476
                                                                  ------------

RETAIL TRADE - 3.63%
Bed Bath & Beyond, Inc. *                                46,200      1,595,286
Ross Stores, Inc.                                        35,700      1,513,323
                                                                  ------------
                                                                     3,108,609

SEMICONDUCTORS - 4.17%
Integrated Circuit Systems, Inc. *                       36,600        667,950
Intersil Corp., Class A *                                31,300        436,322
Marvell Technology Group, Ltd. *                         48,800        920,368
Maxim Integrated Products, Inc.                          12,100        399,784
Microchip Technology, Inc.                               46,700      1,141,815
                                                                  ------------
                                                                     3,566,239

SOFTWARE - 3.66%
Electronic Arts, Inc. *                                  17,100        851,067
Fair Issac & Company, Inc.                               17,200        734,440
Intuit, Inc. *                                           24,900      1,168,308
PeopleSoft, Inc. *                                       20,700        378,810
                                                                  ------------
                                                                     3,132,625

TRANSPORTATION - 1.13%
Harley-Davidson, Inc.                                    21,000        970,200
                                                                  ------------

TRUCKING & FREIGHT - 0.97%
Swift Transportation, Inc. *                             41,600        832,749
                                                                  ------------
TOTAL COMMON STOCK
(Cost: $76,695,611)                                               $ 76,958,249
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
SHORT TERM INVESTMENTS - 5.94%
Navigator Securities Lending Trust, 1.43%          $  5,088,000   $  5,088,000
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
REPURCHASE AGREEMENTS - 4.17%
Repurchase Agreement with
  State Street Corp., dated 12/31/2002 at
  1.00% to be repurchased at
  $3,572,198 on 01/02/2003,
  collateralized by $2,600,000 U.S.
  Treasury Bonds, 7.63% due
  02/15/2025 (valued at $3,649,615,
  including interest).                             $  3,572,000   $  3,572,000
                                                                  ------------

TOTAL INVESTMENTS (QUANTITATIVE MID CAP
TRUST) (Cost: $85,355,611)                                        $ 85,618,249
                                                                  ============

GLOBAL EQUITY TRUST

                                                       SHARES        VALUE
                                                       ------        -----
COMMON STOCK - 90.96%
AUSTRALIA - 0.21%
Qantas Airways, Ltd., ADR                               382,661   $    824,762
                                                                  ------------

BERMUDA - 1.83%
Tyco International, Ltd.                                270,062      4,612,659
XL Capital, Ltd., Class A                                32,500      2,510,625
                                                                  ------------
                                                                     7,123,284

BRAZIL - 1.43%
Aracruz Celulose SA, ADR                                 42,700        792,512
Companhia De Bebidas, ADR                                68,500      1,065,860
Companhia Vale Do Rio Doce, ADR *                        46,500      1,344,315
Petroleo Brasileiro SA, ADR                             158,000      2,360,520
                                                                  ------------
                                                                     5,563,207

CANADA - 1.24%
Canadian National Railway Company                        26,700      1,109,652
EnCana Corp. (a)                                         91,868      2,836,818
Talisman Energy, Inc. - USD                              24,100        871,697
                                                                  ------------
                                                                     4,818,167

DENMARK - 1.34%
Danske Bank A/S                                         220,530      3,642,217
Novo Nordisk AS                                          54,540      1,574,420
                                                                  ------------
                                                                     5,216,637

FINLAND - 0.85%
Nokia Corp., ADR                                        213,000      3,301,500
                                                                  ------------

FRANCE - 6.56%
Bouygues SA (a)                                          84,156      2,349,331
Havas SA (a)                                            288,000      1,117,494
Lafarge SA (a)                                           37,260      2,805,552
Sanofi-Synthelabo SA                                     77,268      4,720,051
Societe Television Francaise 1 (a)                       59,126      1,578,658
TotalFinaElf SA, B Shares                                83,674     11,942,623
Vivendi Environment (a)                                  43,623      1,016,507
                                                                  ------------
                                                                    25,530,216

GERMANY - 1.28%
BASF AG (a)                                              69,650      2,635,352
Deutsche Post AG                                        100,842      1,057,530
Munchener Ruckversicherungs-Gesellschaft AG              10,674      1,276,095
                                                                  ------------
                                                                     4,968,977

IRELAND - 0.55%
Allied Irish Banks PLC                                  159,718      2,154,001
                                                                  ------------

JAPAN - 4.36%
Acom Company (a)                                         41,530      1,363,818
Canon, Inc. (a)                                          28,000      1,053,890
Kao Corp. (a)                                            64,000      1,403,840
Murata Manufacturing Company, Ltd. (a)                   77,400      3,030,566
NTT DoCoMo, Inc. (a)                                      3,061      5,644,653
Toyota Motor Corp. (a)                                  165,500      4,445,478
                                                                  ------------
                                                                    16,942,245

SOUTH KOREA - 2.45%
Korea Tobacco & Ginseng Corp., GDR                      171,436      1,097,190
KT Corp.                                                 24,290      1,038,323
Samsung Electronics Company                              21,370      5,657,586
SK Telecom Company, Ltd., ADR                            80,450      1,717,608
                                                                  ------------
                                                                     9,510,707

LIBERIA - 0.39%
Royal Caribbean Cruises, Ltd.                            91,500      1,528,050
                                                                  ------------

LUXEMBOURG - 0.35%
Arcelor * (a)                                           109,515      1,346,022
                                                                  ------------

MEXICO - 2.09%
Cemex SA, ADR                                            75,003      1,613,314
Fomento Economico Mexicano, SA de CV                     26,300        957,846
Grupo Financiero Bancomer, SA de CV *                 2,383,201      1,809,129
Telefonos de Mexico SA, ADR, Class L                    116,750      3,733,665
                                                                  ------------
                                                                     8,113,954

NETHERLANDS - 1.46%
Elsevier NV *                                           255,594      3,122,681
ING Groep NV                                            151,968      2,572,212
                                                                  ------------
                                                                     5,694,893

NEW ZEALAND - 0.53%
Telecom Corp. of New Zealand, Ltd. (a)                  863,693      2,048,797
                                                                  ------------

RUSSIA - 0.36%
Yukos Corp., ADR                                          9,900      1,395,202
                                                                  ------------

SINGAPORE - 0.75%
Overseas-Chinese Banking Corp., Ltd.                    526,000      2,926,181
                                                                  ------------

SPAIN - 2.50%
Altadis SA, Series A                                    229,845      5,240,174
Iberdrola SA (a)                                        167,897      2,350,581
Inditex (a)                                              90,498      2,136,316
                                                                  ------------
                                                                     9,727,071

SWEDEN - 0.36%
L.M. Ericsson Telefonaktiebolaget,
  Series B * (a)                                      2,004,726      1,406,583
                                                                  ------------

SWITZERLAND - 3.69%
Ciba Specialty Chemicals Holding, Inc.                   22,778      1,587,592
Nestle SA                                                28,249      5,984,352
Novartis AG                                              61,163      2,230,984
Swisscom AG                                               8,036      2,326,960
Syngenta AG                                              38,185      2,210,042
                                                                  ------------
                                                                    14,339,930

UNITED KINGDOM - 8.42%
AstraZeneca Group PLC                                    99,353      3,549,972
BHP Billiton PLC                                        808,275      4,315,797
Boots Company                                           178,328      1,681,931
Brambles Industries, Ltd.                               651,206      1,593,136
Diageo PLC                                              305,956      3,323,944
Dixons Group                                            794,038      1,853,106
GlaxoSmithKline PLC                                      97,590      1,872,288

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES        VALUE
                                                        ------        -----
UNITED KINGDOM - CONTINUED
Hilton Group PLC                                        485,873   $  1,305,961
Reckitt & Colman                                        157,789      3,060,235
Rio Tinto, Ltd.                                         144,070      2,875,320
SABMiller PLC                                           304,023      2,160,370
Shell Transport & Trading Company PLC                   785,857      5,173,182
                                                                  ------------
                                                                    32,765,242

UNITED STATES - 47.96%
Adobe Systems, Inc.                                      75,100      1,862,555
Allergan, Inc.                                           29,300      1,688,266
Amgen, Inc. *                                            56,800      2,745,712
Automatic Data Processing, Inc.                          59,956      2,353,273
AutoZone, Inc. *                                         35,040      2,475,576
Bank of New York, Inc.                                  224,597      5,381,344
Baxter International, Inc.                               85,800      2,402,400
BearingPoint, Inc. *                                    181,150      1,249,935
Best Buy Company, Inc. *                                 92,263      2,228,151
BMC Software, Inc. *                                     89,000      1,522,790
Boston Properties, Inc., REIT                            36,200      1,334,332
Capital One Financial Corp.                              30,000        891,600
Cardinal Health, Inc.                                    61,450      3,637,225
CIGNA Corp.                                              23,200        953,984
Citigroup, Inc.                                         348,184     12,252,595
Comcast Corp., Class A *                                 49,300      1,162,001
Comcast Corp.-Special Class A *                         131,912      2,979,892
Comerica, Inc.                                          135,621      5,864,252
Commerce Bancorp, Inc.                                   40,000      1,727,600
Computer Associates International, Inc.                  75,200      1,015,200
Dell Computer Corp. *                                   142,623      3,813,739
EchoStar Communications Corp., Class A *                 55,800      1,242,108
Edison International *                                   87,600      1,038,060
Eli Lilly & Company                                      76,310      4,845,685
Emerson Electric Company                                 68,550      3,485,767
Entergy Corp.                                            83,050      3,786,249
Equity Office Properties Trust, REIT                    112,200      2,802,756
Federal Home Loan Mortgage Corp.                        140,117      8,273,909
Federal National Mortgage Association                    32,530      2,092,655
Federated Investors, Inc., Class B                       47,200      1,197,464
Fifth Third Bancorp                                      34,300      2,008,265
Forest Laboratories, Inc. *                              14,200      1,394,724
GlobalSantaFe Corp.                                      44,000      1,070,080
Harrah's Entertainment, Inc. *                           44,000      1,742,400
HCA-The Healthcare Company                              105,453      4,376,299
Intel Corp.                                              60,861        947,606
J.P. Morgan Chase & Company                             117,200      2,812,800
King Pharmaceuticals, Inc. *                             79,500      1,366,605
Kohl's Corp. *                                           25,700      1,437,915
Lexmark International Group, Inc., Class A *             26,500      1,603,250
Lowe's Companies, Inc.                                   80,290      3,010,875
M&T Bank Corp.                                           27,900      2,213,865
MBNA Corp.                                              301,290      5,730,536
Mellon Financial Corp.                                  105,700      2,759,827
Microsoft Corp. *                                       191,334      9,891,968
NIKE, Inc., Class B                                      23,400      1,040,598
Office Depot, Inc. *                                    147,300      2,174,148
Omnicom Group, Inc.                                      26,216      1,693,554
Oracle Corp. *                                          191,200      2,064,960
Pfizer, Inc.                                            190,865      5,834,743
PG&E Corp. *                                             74,100      1,029,990
Pharmacia Corp.                                         156,540      6,543,372
Philip Morris Companies, Inc.                           210,580      8,534,807
Pitney Bowes, Inc.                                       30,800      1,005,928
QUALCOMM, Inc. *                                         29,300      1,066,227
Radian Group, Inc.                                       58,500      2,173,275
Service Master Company                                   91,600      1,016,760
Southwest Airlines Company                              107,200      1,490,080
The TJX Companies, Inc.                                 156,180      3,048,634
UnitedHealth Group, Inc.                                 48,540      4,053,090
US Bancorp                                              380,930      8,083,335
Waste Management, Inc.                                  135,318      3,101,489
Zions BanCorp                                            49,300      1,939,906
                                                                  ------------
                                                                   186,568,986

TOTAL COMMON STOCK
(Cost: $388,939,184)                                              $353,814,613
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
SHORT TERM INVESTMENTS - 8.85%
Navigator Securities Lending Trust,
  1.43%                                            $ 34,418,503   $ 34,418,503
                                                                  ------------

REPURCHASE AGREEMENTS - 0.19%
Repurchase Agreement with Lehman
  Brothers, dated 12/31/2002 at
  1.15%, to be repurchased at
  $742,047 on 01/02/2003,
  collateralized by $755,000 Federal
  National Mortgage Association
  2.54% due 04/10/2007 (valued at
  $759,628, including interest).                   $    742,000   $    742,000
                                                                  ------------

TOTAL INVESTMENTS (GLOBAL EQUITY TRUST)
(Cost: $424,099,687)                                              $388,975,116
                                                                  ============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                    10.54%
Banking                                                8.77%
Pharmaceuticals                                        5.57%
Software                                               4.21%
Tobacco                                                3.82%

STRATEGIC GROWTH TRUST

                                                        SHARES       VALUE
                                                        ------       -----
COMMON STOCK - 92.94%
ADVERTISING - 1.37%
Lamar Advertising Company, Class A *                     66,690   $  2,244,119
                                                                  ------------

APPAREL & TEXTILES - 0.31%
Reebok International, Ltd. *                             17,500        514,500
                                                                  ------------

BIOTECHNOLOGY - 2.79%
Amgen, Inc. *                                            39,780      1,922,965
Genzyme Corp. *                                          57,820      1,709,737
MedImmune, Inc. *                                        33,940        922,150
                                                                  ------------
                                                                     4,554,852

BROADCASTING - 4.86%
Clear Channel Communications, Inc. *                     47,390      1,767,173
EchoStar Communications Corp., Class A *                 75,670      1,684,414
Fox Entertainment Group, Inc., Class A *                 28,080        728,115
Viacom, Inc., Class B *                                  71,600      2,918,416

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
BROADCASTING - CONTINUED
Westwood One, Inc. *                                     22,600   $    844,336
                                                                  ------------
                                                                     7,942,454

BUSINESS SERVICES - 10.48%
Accenture, Ltd., Class A *                               94,200      1,694,658
Affiliated Computer Services, Inc., Class A *            63,800      3,359,070
Aramark Corp., Class B *                                 86,100      2,023,350
Automatic Data Processing, Inc.                          68,180      2,676,065
BISYS Group, Inc. *                                     100,440      1,596,996
Cadence Design Systems, Inc. *                           75,320        888,023
Concord EFS, Inc. *                                      12,540        197,380
DST Systems, Inc. *                                      13,200        469,260
First Data Corp.                                         66,830      2,366,450
SunGuard Data Systems, Inc. *                            78,960      1,860,297
                                                                  ------------
                                                                    17,131,549

CABLE AND TELEVISION - 1.52%
AOL Time Warner, Inc. *                                 142,050      1,860,855
Comcast Corp.-Special Class A  *                         27,340        617,611
                                                                  ------------
                                                                     2,478,466

CELLULAR COMMUNICATIONS - 1.44%
AT&T Wireless Services, Inc. *                          217,520      1,228,988
Vodafone Group PLC, ADR (a)                              61,868      1,121,048
                                                                  ------------
                                                                     2,350,036

COMPUTERS & BUSINESS EQUIPMENT - 5.32%
Cisco Systems, Inc. *                                   330,810      4,333,611
Dell Computer Corp. *                                    68,540      1,832,760
International Business Machines Corp.                    32,700      2,534,250
                                                                  ------------
                                                                     8,700,621

COSMETICS & TOILETRIES - 0.59%
Avon Products, Inc.                                      17,780        957,809
                                                                  ------------

ELECTRICAL EQUIPMENT - 1.63%
General Electric Company                                109,240      2,659,994
                                                                  ------------

FINANCIAL SERVICES - 9.70%
Arthur J. Gallagher & Company                            35,030      1,029,181
Citigroup, Inc.                                         108,160      3,806,150
Federal Home Loan Mortgage Corp.                         34,450      2,034,273
Mellon Financial Corp.                                   59,680      1,558,245
Merrill Lynch & Company, Inc.                            65,990      2,504,321
Morgan Stanley Dean Witter & Company                     39,970      1,595,602
SLM Corp.                                                12,330      1,280,594
The Goldman Sachs Group, Inc.                            30,020      2,044,362
                                                                  ------------
                                                                    15,852,728

FOOD & BEVERAGES - 1.26%
PepsiCo, Inc.                                            48,930      2,065,825
                                                                  ------------

HEALTHCARE PRODUCTS - 4.33%
Abbott Laboratories,                                     47,780      1,911,200
Alcon, Inc. *                                            11,910        469,849
Johnson & Johnson                                        87,300      4,688,883
                                                                  ------------
                                                                     7,069,932

HEALTHCARE SERVICES - 0.32%
Express Scripts, Inc., Class A * (a)                     10,870        522,195
                                                                  ------------

HOTELS & RESTAURANTS - 1.74%
Brinker International, Inc. *                            36,800      1,186,800
Outback Steakhouse, Inc.                                 16,590        571,360
Starwood Hotels & Resorts Worldwide, Inc.                45,960      1,091,090
                                                                  ------------
                                                                     2,849,250

INSURANCE - 7.05%
ACE, Ltd.                                                70,940      2,081,379
American International Group, Inc.                       31,260      1,808,391
Hartford Financial Services Group, Inc.                  36,460      1,656,378
MetLife, Inc.                                            30,220        817,149
SAFECO Corp.                                             15,000        520,050
Travelers Property Casualty Corp., Class A *            127,691      1,870,673
Travelers Property Casualty Corp., Class B *              4,409         64,592
UNUMProvident Corp.                                      27,580        483,753
XL Capital, Ltd., Class A                                28,740      2,220,165
                                                                  ------------
                                                                    11,522,530

INTERNET SOFTWARE - 0.87%
Check Point Software Technologies, Ltd. *                15,640        202,851
Networks Associates, Inc. *                              38,600        621,074
Symantec Corp. *                                         14,710        595,902
                                                                  ------------
                                                                     1,419,827

LEISURE TIME - 0.97%
The Walt Disney Company                                  97,290      1,586,800
                                                                  ------------

LIFE SCIENCES - 0.84%
Aventis SA                                               25,160      1,366,757
                                                                  ------------

MANUFACTURING - 2.53%
Danaher Corp.                                            35,590      2,338,263
Illinois Tool Works, Inc.                                22,390      1,452,215
Tyco International, Ltd.                                 19,760        337,501
                                                                  ------------
                                                                     4,127,979

PHARMACEUTICALS - 8.90%
Eli Lilly & Company                                      58,070      3,687,445
Forest Laboratories, Inc. *                              22,050      2,165,751
Pfizer, Inc.                                            177,370      5,422,201
Pharmacia Corp.                                          55,460      2,318,228
Wyeth                                                    25,620        958,188
                                                                  ------------
                                                                    14,551,813

PUBLISHING - 1.07%
The New York Times Company, Class A                      38,060      1,740,484
                                                                  ------------

RETAIL GROCERY - 0.72%
Safeway, Inc. *                                          50,400      1,177,344
                                                                  ------------

RETAIL TRADE - 7.72%
Best Buy Company, Inc. *                                  7,010        169,291
Home Depot, Inc.                                         85,630      2,051,695
Kohl's Corp. *                                           28,670      1,604,086
Lowe's Companies, Inc.                                   15,950        598,125
Target Corp.                                             66,910      2,007,300
The Gap, Inc.                                            84,160      1,306,163
The Limited, Inc.                                        59,790        832,875
Wal-Mart Stores, Inc.                                    80,260      4,053,933
                                                                  ------------
                                                                    12,623,468

SEMICONDUCTORS - 3.01%
Analog Devices, Inc. *                                   79,860      1,906,258
Linear Technology Corp.                                  41,530      1,068,152
Maxim Integrated Products, Inc.                          31,050      1,025,892
STMicroelectronics NV (a)                                 7,820        152,568
Texas Instruments, Inc.                                  51,030        765,960
                                                                  ------------
                                                                     4,918,830

SOFTWARE - 8.88%
Microsoft Corp. *                                       106,650      5,513,805
Oracle Corp. *                                          357,160      3,857,328
PeopleSoft, Inc. *                                      138,510      2,534,733

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
SOFTWARE - CONTINUED
VERITAS Software Corp. *                                166,390   $  2,599,012
                                                                  ------------
                                                                    14,504,878
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.30%
Amdocs, Ltd. *                                           49,520        486,286
                                                                  ------------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.10%
NIKE, Inc., Class B                                       3,660        162,760
                                                                  ------------
TRANSPORTATION - 1.20%
Harley-Davidson, Inc. (a)                                42,620      1,969,044
                                                                  ------------
TRUCKING & FREIGHT - 1.12%
Fedex Corp.                                              15,750        853,965
United Parcel Service, Inc., Class B                     15,510        978,371
                                                                  ------------
                                                                     1,832,336
TOTAL COMMON STOCK
(Cost: $168,685,715)                                              $151,885,466
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                      ------         ------
SHORT TERM INVESTMENTS - 7.06%
Federal Home Loan Bank
  Consolidated Discount Note,
  0.75% due 01/02/2003                             $ 10,654,000   $ 10,653,778
Navigator Securities Lending Trust, 1.43%               876,191        876,191
                                                                  ------------
                                                                  $ 11,529,969
TOTAL INVESTMENTS (STRATEGIC GROWTH
TRUST) (Cost: $180,215,684)                                       $163,415,435
                                                                  ============

ALL CAP CORE TRUST

                                                        SHARES       VALUE
                                                        ------       -----
COMMON STOCK - 89.30%
AEROSPACE - 0.97%
B.F. Goodrich Company                                   136,500   $  2,500,680
United Technologies Corp.                                   100          6,194
                                                                  ------------
                                                                     2,506,874
APPAREL & TEXTILES - 1.25%
Jones Apparel Group, Inc. *                              75,700      2,682,808
V.F. Corp.                                               15,800        569,590
                                                                  ------------
                                                                     3,252,398
AUTO PARTS - 0.75%
American Axle & Manufacturing
  Holdings, Inc. *                                       83,300      1,950,886
                                                                  ------------

AUTOMOBILES - 0.25%
General Motors Corp.                                     17,300        637,678
                                                                  ------------

BANKING - 5.80%
Bank of America Corp.                                    25,500      1,774,035
Bank of New York, Inc.                                   35,900        860,164
Bank One Corp.                                           45,300      1,655,715
City Holding Company                                      6,000        169,500
Flagstar Bancorp, Inc. (a)                               19,000        410,400
Golden West Financial Corp.                              24,500      1,759,345
Greenpoint Financial Corp.                               18,000        813,240
Southtrust Corp.                                         43,300      1,076,005
US Bancorp                                              119,800      2,542,156
Wachovia Corp.                                           77,900      2,838,676
Wells Fargo & Company                                    24,300      1,138,941
                                                                  ------------
                                                                    15,038,177

BIOTECHNOLOGY - 1.29%
Adolor Corp. * (a)                                       24,200        332,024
Amgen, Inc. *                                            62,400      3,016,416
                                                                  ------------
                                                                     3,348,440
BROADCASTING - 0.91%
Clear Channel Communications, Inc. *                     41,500      1,547,535
Viacom, Inc., Class B *                                  20,200        823,352
                                                                  ------------
                                                                     2,370,887
BUSINESS SERVICES - 1.06%
Coinstar, Inc. *                                         11,000        249,150
CSG Systems International, Inc. *                        14,500        197,925
Deluxe Corp.                                             33,300      1,401,930
Global Payments, Inc.                                    21,500        688,215
Robert Half International, Inc. *                        12,600        202,986
                                                                  ------------
                                                                     2,740,206

CABLE AND TELEVISION - 1.21%
Comcast Corp., Class A *                                133,120      3,137,638
                                                                  ------------

CELLULAR COMMUNICATIONS - 0.70%
Nextel Communications, Inc., Class A *                  157,600      1,820,280
                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT - 8.83%
Benchmark Electronics, Inc. * (a)                        13,700        392,642
Cisco Systems, Inc. *                                    89,200      1,168,520
Dell Computer Corp. *                                   108,900      2,911,986
GTECH Holdings Corp. *                                   94,400      2,629,984
Hewlett-Packard Company                                 254,800      4,423,328
Intel Corp.                                             301,300      4,691,241
International Business Machines Corp.                    30,900      2,394,750
Lexmark International Group, Inc., Class A *             41,800      2,528,900
Storage Technology Corp. *                               82,100      1,758,582
                                                                  ------------
                                                                    22,899,933
CONSTRUCTION MATERIALS - 0.35%
Shaw Group, Inc. * (a)                                   55,700        916,265
                                                                  ------------
CONTAINERS & GLASS - 1.00%
Ball Corp.                                               41,100      2,103,909
Crown Cork & Seal, Inc. * (a)                            60,600        481,770
                                                                  ------------
                                                                     2,585,679
COSMETICS & TOILETRIES - 0.88%
The Procter & Gamble Company                             26,400      2,268,816
                                                                  ------------

CRUDE PETROLEUM & NATURAL GAS - 0.88%
Burlington Resources, Inc.                               53,700      2,290,305
                                                                  ------------

DOMESTIC OIL - 3.10%
Anadarko Petroleum Corp.                                 71,000      3,400,900
Devon Energy Corp.                                       66,800      3,066,120
EOG Resources, Inc.                                      17,500        698,600
Noble Energy, Inc.                                       23,100        867,405
                                                                  ------------
                                                                     8,033,025

DRUGS & HEALTH CARE - 1.88%
Amsurg Corp. * (a)                                       12,800        261,504
Andrx Corp. * (a)                                        53,000        777,510
Coventry Health Care, Inc. *                             24,200        702,526
Endo Pharmaceutical Holdings, Inc. *                     51,800        398,808
Mid-Atlantic Medical Services, Inc. *                    84,600      2,741,040
                                                                  ------------
                                                                     4,881,388
EDUCATIONAL SERVICES - 0.29%
Career Education Corp. *                                 18,800        752,000
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        SHARES       VALUE
                                                        ------       -----
ELECTRICAL EQUIPMENT - 3.05%
American Power Conversion Corp. *                        19,000   $    287,850
Energizer Holdings, Inc. *                               58,600      1,634,940
General Electric Company                                189,100      4,604,585
Molex, Inc.                                              59,700      1,375,488
                                                                  ------------
                                                                     7,902,863
ELECTRIC UTILITIES - 1.48%
Exelon Corp.                                              9,400        496,038
FirstEnergy Corp.                                        47,100      1,552,887
The Southern Company                                     63,200      1,794,248
                                                                  ------------
                                                                     3,843,173
ELECTRONICS - 0.11%
InVision Technologies, Inc. *                            10,800        284,688
                                                                  ------------

FINANCIAL SERVICES - 8.33%
American Express Company,                                26,100        922,635
Annaly Mortgage Management, Inc., REIT                   14,000        263,200
Citigroup, Inc.                                          98,800      3,476,772
Countrywide Financial Corp.                              53,100      2,742,615
E TRADE Group, Inc. *                                   181,900        884,034
Federal National Mortgage Association                    48,500      3,120,005
J.P. Morgan Chase & Company                              99,500      2,388,000
Lehman Brothers Holdings, Inc.                           25,400      1,353,566
MBNA Corp.                                               77,700      1,477,854
Morgan Stanley Dean Witter & Company                     32,100      1,281,432
State Street Corp. (b)                                   34,300      1,337,700
Washington Mutual, Inc.                                  67,600      2,334,228
                                                                  ------------
                                                                    21,582,041
FOOD & BEVERAGES - 3.47%
Anheuser-Busch Companies, Inc.                           51,900      2,511,960
ConAgra Foods, Inc.                                      39,500        987,895
PepsiCo, Inc.                                            85,600      3,614,032
Sara Lee Corp.                                           83,900      1,888,589
                                                                  ------------
                                                                     9,002,476
GAS & PIPELINE UTILITIES - 0.78%
El Paso Corp.                                           290,600      2,022,576
                                                                  ------------

HEALTHCARE PRODUCTS - 3.14%
Abbott Laboratories,                                     23,500        940,000
Guidant Corp. *                                          51,300      1,582,605
Johnson & Johnson                                       104,700      5,623,437
                                                                  ------------
                                                                     8,146,042
HEALTHCARE SERVICES - 0.35%
Apria Healthcare Group, Inc. *                            9,200        204,608
Oxford Health Plans, Inc. *                              19,500        710,775
                                                                  ------------
                                                                       915,383
HOMEBUILDERS - 0.36%
Ryland Group, Inc. (a)                                   12,800        426,880
Toll Brothers, Inc. *                                    25,100        507,020
                                                                  ------------
                                                                       933,900
HOUSEHOLD PRODUCTS - 0.51%
The Clorox Company                                       32,300      1,332,375
                                                                  ------------

INDUSTRIAL MACHINERY - 1.05%
AGCO Corp. *                                             47,800      1,056,380
Deere & Company                                          36,200      1,659,770
                                                                  ------------
                                                                     2,716,150
INSURANCE - 3.00%
AFLAC, Inc.                                              36,700      1,105,404
American International Group, Inc.                       20,100      1,162,785
Fidelity National Financial, Inc.                        74,100      2,432,703
Progressive Corp.                                        46,800      2,322,684
W.R. Berkley Corp. (a)                                   19,300        764,473
                                                                  ------------
                                                                     7,788,049

INTERNET CONTENT - 0.09%
Yahoo!, Inc. *                                           13,500        220,725
                                                                  ------------

INTERNET RETAIL - 0.14%
eBay, Inc. *                                              5,300        359,446
                                                                  ------------

LEISURE TIME - 0.25%
Polaris Industries, Inc. (a)                             10,900        638,740
                                                                  ------------

MANUFACTURING - 1.28%
3M Company                                               26,900      3,316,770
                                                                  ------------

NEWSPAPERS - 0.37%
Washington Post Company, Class B                          1,300        959,400
                                                                  ------------

PETROLEUM SERVICES - 1.61%
ChevronTexaco Corp.                                      12,100        804,408
Exxon Mobil Corp.                                        86,400      3,018,816
Veritas DGC, Inc. *                                      45,300        357,870
                                                                  ------------
                                                                     4,181,094
PHARMACEUTICALS - 6.42%
Eli Lilly & Company                                      10,400        660,400
Forest Laboratories, Inc. *                              22,000      2,160,840
Merck & Company, Inc.                                    87,600      4,959,036
Pfizer, Inc.                                            211,200      6,456,384
Watson Pharmaceuticals, Inc. *                           85,100      2,405,777
                                                                  ------------
                                                                    16,642,437
PHOTOGRAPHY - 1.35%
Eastman Kodak Company                                   100,200      3,511,008
                                                                  ------------

PUBLISHING - 1.96%
McGraw-Hill Companies, Inc.                              51,300      3,100,572
Tribune Company                                          43,300      1,968,418
                                                                  ------------
                                                                     5,068,990
REAL ESTATE - 0.58%
Anworth Mortgage Asset Corp., REIT                       26,800        336,876
Equity Office Properties Trust, REIT                     29,600        739,408
FBR Asset Investment Corp.                               12,200        413,580
                                                                  ------------
                                                                     1,489,864
RETAIL GROCERY - 0.88%
Safeway, Inc. *                                          32,300        754,528
Sysco Corp.                                              50,800      1,513,332
                                                                  ------------
                                                                     2,267,860
RETAIL TRADE - 5.84%
Circuit City Stores-Circuit City Group                  136,100      1,009,862
Home Depot, Inc.                                         53,800      1,289,048
PETSMART, Inc. * (a)                                     39,300        673,209
RadioShack Corp.                                        102,600      1,922,724
Rent-A-Center, Inc. * (a)                                39,900      1,993,005
Ross Stores, Inc. (a)                                    25,100      1,063,989
Talbots, Inc.                                            20,900        575,377
The Gap, Inc.                                            27,500        426,800
Wal-Mart Stores, Inc.                                    52,800      2,666,928
Williams-Sonoma, Inc. *                                 129,400      3,513,210
                                                                  ------------
                                                                    15,134,152
SEMICONDUCTORS - 1.16%
Integrated Circuit Systems, Inc. * (a)                   23,300        425,225

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES          VALUE
                                                    ------          -----
SEMICONDUCTORS - CONTINUED
QLogic Corp. * (a)                                  52,700       $  1,818,677
Texas Instruments, Inc.                             50,700            761,007
                                                                 ------------
                                                                    3,004,909
SOFTWARE - 4.20%
Activision, Inc. * (a)                             100,700          1,469,213
BMC Software, Inc. *                               112,800          1,930,008
CCC Information Services
  Group, Inc. * (a)                                 19,500            346,125
J.D. Edwards & Company *                           129,900          1,465,272
Microsoft Corp. *                                  105,400          5,449,180
Oracle Corp. *                                      21,700            234,360
                                                                 ------------
                                                                   10,894,158
STEEL - 0.26%
United States Steel Corp.                           51,300            673,056
                                                                 ------------
TELEPHONE - 3.40%
AT&T Corp.                                          60,500          1,579,655
BellSouth Corp.                                     33,700            871,819
Sprint Corp. (FON Group)                           213,100          3,085,688
Verizon Communications, Inc.                        84,400          3,270,500
                                                                 ------------
                                                                    8,807,662
TOBACCO - 0.40%
Philip Morris Companies, Inc.                       25,300          1,025,409
                                                                 ------------
TRANSPORTATION - 0.65%
Harley-Davidson, Inc.                               36,700          1,695,540
                                                                 ------------
TRAVEL SERVICES - 0.62%
Hotels.com, Class A * (a)                           29,600          1,617,048
                                                                 ------------
TRUCKING & FREIGHT - 0.81%
Fedex Corp.                                         31,800          1,724,196
Ryder Systems, Inc.                                 17,000            381,480
                                                                 ------------
                                                                    2,105,676
TOTAL COMMON STOCK
(Cost: $243,901,462)                                             $231,514,535
                                                                 ------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                                ---------           -----
SHORT TERM INVESTMENTS - 5.54%
Navigator Securities Lending
Trust, 1.43%                                   $13,140,656       $ 13,140,656
U.S. Treasury Bills,
  1.10% due 01/23/2003                             125,000            124,916
  1.14% due 01/23/2003                             210,000            209,860
  1.15% due 01/23/2003                              50,000             49,965
  1.17% due 01/23/2003                             830,000            829,407
                                                                 ------------
                                                                 $ 14,354,804
REPURCHASE AGREEMENTS - 5.16%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.60% to be
  repurchased at $13,372,446
  on 01/02/2003,
  collateralized by
  $11,070,000 U.S. Treasury
  Bonds, 6.50% due 11/15/2026
  (valued at $13,643,775,
  including interest)                          $13,372,000       $ 13,372,000
                                                                 ------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
(Cost: $271,628,266)                                             $259,241,339
                                                                 ============

LARGE CAP GROWTH TRUST

                                                   SHARES           VALUE
                                                   ------           -----
COMMON STOCK - 93.40%
ADVERTISING - 0.36%
The Interpublic Group of
  Companies, Inc.                                   43,300       $   609,664
TMP Worldwide, Inc. *                               81,000           916,110
                                                                 -----------
                                                                   1,525,774
AEROSPACE - 0.92%
Lockheed Martin Corp.                               43,600         2,517,900
Northrop Grumman Corp.                              13,800         1,338,600
                                                                 -----------
                                                                   3,856,500
AGRICULTURE - 0.53%
Monsanto Company                                   115,000         2,213,750
                                                                 -----------
AIR TRAVEL - 0.46%
Southwest Airlines Company                         137,000         1,904,300
                                                                 -----------
APPAREL & TEXTILES - 0.83%
Cintas Corp.                                        45,900         2,099,925
Polo Ralph Lauren Corp.,
  Class A *                                         63,400         1,379,584
                                                                 -----------
                                                                   3,479,509
BANKING - 5.77%
Bank of America Corp.                              117,600         8,181,432
Bank One Corp.                                     138,300         5,054,865
Fifth Third Bancorp                                 45,900         2,687,445
Wachovia Corp.                                     120,100         4,376,444
Wells Fargo & Company                               83,100         3,894,897
                                                                 -----------
                                                                  24,195,083
BIOTECHNOLOGY - 1.77%
Amgen, Inc. *                                       55,100         2,663,534
Cephalon, Inc. * (a)                                33,200         1,615,778
Genzyme Corp. *                                     38,900         1,150,273
MedImmune, Inc. *                                   48,500         1,317,745
Millennium Pharmaceuticals, Inc. *                   5,100            40,494
Neurocrine Biosciences, Inc. * (a)                  13,900           634,674
                                                                 -----------
                                                                   7,422,498
BROADCASTING - 3.29%
Belo Corp., Series A                               100,300         2,138,396
Fox Entertainment Group, Inc.,                      39,400         1,021,642
  Class A *
Grupo Televisa SA, ADR * (a)                        59,000         1,647,870
Societe Television Francaise 1 (a)                  69,300         1,850,302
Univision Communications, Inc., Class A * (a)       67,300         1,648,850
Viacom, Inc., Class B *                            134,551         5,484,299
                                                                 -----------
                                                                  13,791,359
BUILDING MATERIALS & CONSTRUCTION - 0.66%
American Standard Companies, Inc. *                 39,000         2,774,460
                                                                 -----------
BUSINESS SERVICES - 1.81%
ChoicePoint, Inc. *                                 40,800         1,611,192
Credit Saison Company, Ltd. (a)                     61,800         1,053,764
Reynolds & Reynolds Company, Class A                82,600         2,103,822
Robert Half International, Inc. *                  110,300         1,776,933
WPP Group PLC, ADR (a)                              27,600         1,045,488
                                                                 -----------
                                                                   7,591,199
CABLE AND TELEVISION - 1.83%
AOL Time Warner, Inc. *                             98,400         1,289,040
British Sky Broadcasting Group PLC-ADR * (a)        72,675         2,911,360
Comcast Corp.-Special Class A *                    152,900         3,454,011
                                                                 -----------
                                                                   7,654,411

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
CELLULAR COMMUNICATIONS - 0.34%
Vodafone Group PLC, ADR                             77,800       $  1,409,736

CHEMICALS - 0.80%
Dow Chemical Company                                50,200          1,490,940
PPG Industries, Inc.                                37,400          1,875,610
                                                                 ------------
                                                                    3,366,550
COMPUTERS & BUSINESS EQUIPMENT - 5.96%
Cisco Systems, Inc. *                              280,680          3,676,908
Dell Computer Corp. *                              265,200          7,091,448
Intel Corp.                                        493,200          7,679,124
International Business Machines Corp.               68,800          5,332,000
Sun Microsystems, Inc. *                           380,500          1,183,355
                                                                 ------------
                                                                   24,962,835
CONTAINERS & GLASS - 1.03%
Pactiv Corp. *                                      98,000          2,142,280
Smurfit-Stone Container Corp. *                    141,600          2,179,366
                                                                 ------------
                                                                    4,321,646
COSMETICS & TOILETRIES - 3.27%
Alberto Culver Company, Class B (a)                 76,300          3,845,520
The Gillette Company                               222,700          6,761,172
The Procter & Gamble Company                        36,200          3,111,028
                                                                 ------------
                                                                   13,717,720
CRUDE PETROLEUM & NATURAL GAS - 0.66%
Ocean Energy, Inc.                                 139,000          2,775,830
                                                                 ------------
DRUGS & HEALTH CARE - 0.58%
Protein Design Labs, Inc. * (a)                    119,100          1,012,350
Stryker Corp.                                       20,900          1,402,808
                                                                 ------------
                                                                    2,415,158
ELECTRICAL EQUIPMENT - 2.99%
Emerson Electric Company                            42,700          2,171,295
General Electric Company                           340,400          8,288,740
Sony Corp., ADR                                     50,400          2,082,024
                                                                 ------------
                                                                   12,542,059
ELECTRONICS - 0.39%
Kyocera Corp.                                       11,300            657,486
Samsung Electronic                                   7,300            974,550
                                                                 ------------
                                                                    1,632,036
FINANCIAL SERVICES - 5.69%
American Express Company                           134,000          4,736,900
Citigroup, Inc.                                    133,266          4,689,630
Federal Home Loan Mortgage Corp.                    36,000          2,125,800
Federal National Mortgage Association               63,000          4,052,790
Jafco Company, Ltd. (a)                             13,800            596,110
Legg Mason, Inc.                                    40,500          1,965,870
MBNA Corp.                                         106,000          2,016,120
Morgan Stanley Dean Witter & Company                68,000          2,714,560
Synovus Financial Corp. (a)                         49,200            954,480
                                                                 ------------
                                                                   23,852,260
FOOD & BEVERAGES - 3.53%
Anheuser-Busch Companies, Inc.                      70,800          3,426,720
Dean Foods Company *                                40,300          1,495,130
PepsiCo, Inc.                                      101,700          4,293,774
The Coca-Cola Company                              127,600          5,591,432
                                                                 ------------
                                                                   14,807,056
HEALTHCARE PRODUCTS - 5.60%
Abbott Laboratories,                                82,900          3,316,000
Boston Scientific Corp. *                          148,200          6,301,464
Johnson & Johnson                                  144,700          7,771,837
Medtronic, Inc.                                     86,300          3,935,280
Mylan Laboratories, Inc.                            60,900          2,125,410
                                                                 ------------
                                                                   23,449,991
HEALTHCARE SERVICES - 0.27%
Accredo Health, Inc. *                              32,550          1,147,387
                                                                 ------------
HOTELS & RESTAURANTS - 0.34%
McDonalds Corp.                                     89,300          1,435,944
                                                                 ------------
HOUSEHOLD PRODUCTS - 0.31%
Dial Corp.                                          62,600          1,275,162
                                                                 ------------
INDUSTRIAL MACHINERY - 0.55%
Graco, Inc.                                         80,150          2,296,297
                                                                 ------------
INSURANCE - 2.79%
AFLAC, Inc.                                         53,000          1,596,360
American International Group, Inc.                  81,556          4,718,014
Nationwide Financial Services, Inc., Class A        21,900            627,435
Principal Financial Group, Inc.                     60,700          1,828,891
The Allstate Corp.                                  79,100          2,925,909
                                                                 ------------
                                                                   11,696,609
INTERNET CONTENT - 0.14%
Yahoo!, Inc. *                                      35,000            572,250
                                                                 ------------
INTERNET RETAIL - 0.97%
Amazon.com, Inc. * (a)                              90,600          1,711,434
eBay, Inc. * (a)                                    34,500          2,339,790
                                                                 ------------
                                                                    4,051,224
LEISURE TIME - 0.34%
The Walt Disney Company                             86,557          1,411,745
                                                                 ------------
MANUFACTURING - 1.66%
3M Company                                          32,000          3,945,600
Illinois Tool Works, Inc.                           46,200          2,996,532
                                                                 ------------
                                                                    6,942,132
NEWSPAPERS - 0.44%
Knight-Ridder, Inc.                                 29,000          1,834,250
                                                                 ------------
OFFICE FURNISHINGS & SUPPLIES - 0.33%
Staples, Inc. *                                     75,900          1,388,970
                                                                 ------------
PETROLEUM SERVICES - 5.58%
ChevronTexaco Corp.                                 53,700          3,569,976
ConocoPhillips                                      95,888          4,640,020
Exxon Mobil Corp.                                  192,500          6,725,950
Rowan Companies, Inc.                               85,300          1,936,310
Schlumberger, Ltd.                                  86,900          3,657,621
Tidewater, Inc.                                     92,300          2,870,530
                                                                 ------------
                                                                   23,400,407
PHARMACEUTICALS - 7.07%
Allergan, Inc.                                      59,900          3,451,438
Bristol-Myers Squibb Company                        74,200          1,717,730
Eli Lilly & Company                                 20,700          1,314,450
Forest Laboratories, Inc. *                          2,600            255,372
Merck & Company, Inc.                              164,500          9,312,345
Pfizer, Inc.                                       239,982          7,336,250
Pharmacia Corp.                                     40,100          1,676,180
Schering-Plough Corp.                              139,800          3,103,560
Wyeth                                               39,200          1,466,080
                                                                 ------------
                                                                   29,633,405

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                   SHARES           VALUE
                                                   ------           -----
PUBLISHING - 1.39%
The New York Times Company,
  Class A                                           33,900       $  1,550,247
Tribune Company                                     94,300          4,286,878
                                                                 ------------
                                                                    5,837,125
RAILROADS & EQUIPMENT - 1.21%
Union Pacific Corp.                                 84,500          5,059,015
                                                                 ------------
RETAIL TRADE - 4.17%
Big Lots, Inc. *                                    69,290            916,707
Lowe's Companies, Inc.                             141,300          5,298,750
Wal-Mart Stores, Inc.                              222,500         11,238,475
                                                                 ------------
                                                                   17,453,932
SEMICONDUCTORS - 3.20%
Altera Corp. *                                     121,600          1,499,328
Analog Devices, Inc. *                             127,500          3,043,425
Marvell Technology Group, Ltd. * (a)                58,300          1,099,538
Micrel, Inc. * (a)                                  97,500            875,550
Micron Technology, Inc. *                           86,300            840,562
QLogic Corp. *                                       9,100            314,041
Texas Instruments, Inc.                            333,200          5,001,332
Tokyo Electron, Ltd.                                16,100            727,998
                                                                 ------------
                                                                   13,401,774
SOFTWARE - 5.48%
Microsoft Corp. *                                  444,500         22,980,650
                                                                 ------------
STEEL - 0.72%
Arcelor - LX *                                     142,380          1,788,780
Arcelor-FR * (a)                                    17,929            220,361
Nucor Corp.                                         24,600          1,015,980
                                                                 ------------
                                                                    3,025,121
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.95%
Harris Corp.                                        51,000          1,341,300
KT Corp., ADR (a)                                   79,900          1,721,845
Motorola, Inc.                                     324,100          2,803,465
UTStarcom, Inc. * (a)                              117,100          2,322,093
                                                                 ------------
                                                                    8,188,703
TELEPHONE - 1.73%
AT&T Corp.                                          41,622          1,086,750
BellSouth Corp.                                     32,140            831,462
SBC Communications, Inc.                            62,800          1,702,508
Verizon Communications, Inc.                        94,100          3,646,375
                                                                 ------------
                                                                    7,267,095
TIRES & RUBBER - 0.21%
Michelin (CGDE)-B                                   25,400            875,291
                                                                 ------------
TOBACCO - 1.53%
Philip Morris Companies, Inc.                      158,630          6,429,274
                                                                 ------------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.74%
Mattel, Inc.                                        79,800          1,528,170
NIKE, Inc., Class B                                 35,700          1,587,579
                                                                 ------------
                                                                    3,115,749
TRUCKING & FREIGHT - 1.21%
Fedex Corp.                                         70,800          3,838,776
United Parcel Service, Inc., Class B                19,200          1,211,136
                                                                 ------------
                                                                    5,049,912
TOTAL COMMON STOCK
(Cost: $443,982,496)                                             $391,431,143
                                                                 ------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                                ---------           -----
SHORT TERM INVESTMENTS - 4.49%
Navigator Securities Lending Trust,
  1.43%,                                       $18,808,238       $ 18,808,238
                                                                 ------------
REPURCHASE AGREEMENTS - 2.11%
Repurchase Agreement with State
  Street Corp., dat ed 12/31/2002 at
  0.75%, to be repurchased at
  $8,861,369 on 01/02/2003,
  collateralized by $6,760,000  U.S.
  Treasury Bonds,7.25% due
  08/15/2022 (valued at $9,038,330,
  including interest).                           8,861,000          8,861,000
                                                                 ------------
TOTAL INVESTMENTS (LARGE CAP GROWTH
TRUST) (Cost: $471,651,734)                                      $419,100,381
                                                                 ============

ALL CAP VALUE TRUST

                                                   SHARES            VALUE
                                                   ------            -----
COMMON STOCK - 83.59%
AEROSPACE - 2.51%
Rockwell Collins, Inc.                               2,400        $    55,824
United Technologies Corp.                           17,800          1,102,532
                                                                  -----------
                                                                    1,158,356
AIR TRAVEL - 0.68%
KLM Royal Dutch Airlines (a)                         8,100             78,570
Southwest Airlines Company                          16,900            234,910
                                                                  -----------
                                                                      313,480
APPAREL & TEXTILES - 0.72%
Columbia Sportswear Company *                        1,800             79,956
Jones Apparel Group, Inc. *                          1,100             38,984
V.F. Corp. (a)                                       5,900            212,695
                                                                  -----------
                                                                      331,635
AUTO PARTS - 1.91%
Eaton Corp.                                         11,300            882,643
                                                                  -----------
AUTOMOBILES - 0.36%
Ford Motor Company                                  18,000            167,400
                                                                  -----------
BROADCASTING - 0.62%
Fox Entertainment Group, Inc., Class A * (a)        10,300            267,079
Young Broadcasting, Inc., Class A * (a)              1,600             21,072
                                                                  -----------
                                                                      288,151
CELLULAR COMMUNICATIONS - 1.39%
AT&T Wireless Services, Inc. * (a)                  35,300            199,445
Sprint Corp. (PCS Group), Series 1 * (a)            51,800            226,884
Telephone & Data Systems, Inc.                       4,600            216,292
                                                                  -----------
                                                                      642,621
CHEMICALS - 1.80%
Air Products & Chemicals, Inc.,                      9,300            397,575
Cytec Industries, Inc. *                            15,800            431,024
                                                                  -----------
                                                                      828,599
COMPUTERS & BUSINESS EQUIPMENT - 11.78%
3Com Corp. *                                       127,800            591,714
Apple Computer, Inc. *                              39,000            558,870

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Cisco Systems, Inc. *                               92,300        $ 1,209,130
Enterasys Networks, Inc. *                          11,200             17,472
Intel Corp.                                         11,000            171,270
International Business Machines Corp.               18,100          1,402,750
Riverstone Networks, Inc. * (a)                      5,462             11,579
Sun Microsystems, Inc. *                            16,300             50,693
Xerox Corp. * (a)                                  177,300          1,427,265
                                                                  -----------
                                                                    5,440,743
ELECTRICAL EQUIPMENT - 0.87%
Emerson Electric Company                             7,900            401,715
                                                                  -----------
ELECTRIC UTILITIES - 1.26%
Pinnacle West Capital Corp.                          7,800            265,902
Scottish Power PLC, ADR                             13,700            314,004
                                                                  -----------
                                                                      579,906
ELECTRONICS - 2.92%
Electronics For Imaging, Inc. *                     37,100            603,283
Koninklijke Philips Electronics NV                  38,900            687,752
Mirant Corp. * (a)                                     600              1,134
Rockwell International Corp.                         2,700             55,917
                                                                  -----------
                                                                    1,348,086
FINANCIAL SERVICES - 13.53%
Alliance Capital Management Holding, LP (a)         32,800          1,016,800
American Express Company,                           14,600            516,110
Citigroup, Inc.                                     30,700          1,080,333
Lehman Brothers Holdings, Inc.                      19,900          1,060,471
Merrill Lynch & Company, Inc.                       10,400            394,680
Morgan Stanley Dean Witter & Company                18,900            754,488
Stilwell Financial, Inc.                            42,400            554,168
The Goldman Sachs Group, Inc.                       12,800            871,680
                                                                  -----------
                                                                    6,248,730
FOOD & BEVERAGES - 1.05%
Constellation Brands, Inc., Class A *               20,400            483,684
The J.M. Smucker Company                                36              1,433
                                                                  -----------
                                                                      485,117
GAS & PIPELINE UTILITIES - 0.01%
El Paso Corp.                                          900              6,264
                                                                  -----------
HEALTHCARE PRODUCTS - 0.90%
Mylan Laboratories, Inc.                            11,900            415,310
                                                                  -----------
HEALTHCARE SERVICES - 1.72%
Laboratory Corp. of America Holdings *              12,800            297,472
Wellpoint Health Networks, Inc., Class A *           7,000            498,120
                                                                  -----------
                                                                      795,592
HOTELS & RESTAURANTS - 0.95%
Harrah's Entertainment, Inc. *                       5,300            209,880
Mandalay Resort Group *                              7,400            226,514
                                                                  -----------
                                                                      436,394
HOUSEHOLD APPLIANCES - 1.93%
Maytag Corp.                                        31,300            892,050
                                                                  -----------
HOUSEHOLD PRODUCTS - 0.20%
Blyth Industries, Inc. (a)                           1,800             48,168
Fortune Brands, Inc.                                   900             41,859
                                                                  -----------
                                                                       90,027
INDUSTRIAL MACHINERY - 0.29%
Pentair, Inc.                                        3,900            134,745
                                                                  -----------
INSURANCE - 3.80%
Allmerica Financial Corp.                           14,100            142,410
Marsh & McLennan Companies, Inc.                    12,100            559,141
Old Republic International Corp.                    13,400            375,200
The Allstate Corp.                                  16,800            621,432
Travelers Property Casualty Corp., Class A *         1,262             18,488
Travelers Property Casualty Corp., Class B *         2,583             37,841
                                                                  -----------
                                                                    1,754,512
INTERNATIONAL OIL - 0.73%
Royal Dutch Petroleum Company                        7,700            338,954
                                                                  -----------
LEISURE TIME - 1.02%
Carnival Corp., Class A                             18,900            471,555
                                                                  -----------
MANUFACTURING - 1.25%
Illinois Tool Works, Inc.                            8,900            577,254
                                                                  -----------
PETROLEUM SERVICES - 4.13%
BP PLC, ADR                                         18,100            735,765
ChevronTexaco Corp.                                    762             50,658
Exxon Mobil Corp.                                   32,100          1,121,574
                                                                  -----------
                                                                    1,907,997
PHARMACEUTICALS - 0.93%
Merck & Company, Inc.                                7,600            430,236
                                                                  -----------
PUBLISHING - 0.92%
Gannett Company, Inc.                                5,900            423,620
                                                                  -----------
RETAIL TRADE - 3.40%
Federated Department Stores, Inc. *                 23,800            684,488
RadioShack Corp. (a)                                31,400            588,436
Wal-Mart Stores, Inc.                                5,900            298,009
                                                                  -----------
                                                                    1,570,933
SEMICONDUCTORS - 1.53%
Agere Systems, Inc., Class A *                       1,747              2,516
Agere Systems, Inc., Class B *                      44,930             62,902
Axcelis Technologies, Inc. *                         3,000             16,827
KLA-Tencor Corp. * (a)                              17,600            622,512
                                                                  -----------
                                                                      704,757
SOFTWARE - 3.58%
BMC Software, Inc. *                                61,800          1,057,398
Compuware Corp. *                                   93,400            448,320
Microsoft Corp. *                                    2,800            144,760
                                                                  -----------
                                                                    1,650,478
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 9.21%
Advanced Fibre Communications, Inc. *                  500              8,340
Andrew Corp. * (a)                                  13,500            138,780
Avaya, Inc. * (a)                                    7,500             18,375
BT Group PLC, ADR                                    4,800            150,384
Cable & Wireless PLC, ADR (a)                        5,400             12,582
Corning, Inc. * (a)                                446,600          1,478,246
JDS Uniphase Corp. *                               160,500            396,435
Lucent Technologies, Inc. * (a)                    180,600            227,556
Motorola, Inc.                                      29,500            255,175
Nokia Corp., ADR                                    46,900            726,950

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES            VALUE
                                                     ------            -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Nortel Networks Corp. * (a)                          522,300        $   840,903
                                                                    -----------
                                                                      4,253,726
TELEPHONE - 2.89%
Alltel Corp. (a)                                      12,300            627,300
Sprint Corp. (FON Group)                              16,800            243,264
Verizon Communications, Inc.                          12,000            465,000
                                                                    -----------
                                                                      1,335,564
TOBACCO - 0.86%
UST, Inc.                                             11,900            397,817
                                                                    -----------
TOYS, AMUSEMENTS & SPORTING GOODS - 1.03%
NIKE, Inc., Class B                                   10,700            475,829
                                                                    -----------
TRAVEL SERVICES - 0.27%
Sabre Holdings, Inc. *                                 6,800            123,148
                                                                    -----------
TRUCKING & FREIGHT - 0.64%
U.S. Freightways Corp.                                10,300            296,125
                                                                    -----------
TOTAL COMMON STOCK
(Cost: $47,264,040)                                                 $38,600,069
                                                                    -----------
PREFERRED STOCK - 0.88%
BROADCASTING - 0.88%
The News Corp., Ltd., ADR                             18,000            407,700
                                                                    -----------
TOTAL PREFERRED STOCK
(Cost: $442,470)                                                    $   407,700
                                                                    -----------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 15.53%
Navigator Securities Lending Trust,
  1.43%                                            $6,698,100     $ 6,698,100
U.S. Treasury Bills,
  1.12% due 01/23/2003                                 43,000          42,971
  1.17% due 01/23/2003                                 39,000          38,972
  1.19% due 01/02/2003 - 02/27/2003                   389,000         388,367
                                                                  -----------
                                                                  $ 7,168,410

TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
(Cost: $54,874,920)                                               $46,176,179
                                                                  ===========

CAPITAL OPPORTUNITIES TRUST

                                                   SHARES            VALUE
                                                   ------            -----
COMMON STOCK - 95.73%
ADVERTISING - 0.66%
Lamar Advertising Company, Class A *                 8,090        $   272,229
                                                                  -----------
ALUMINUM - 0.27%
Alcan Aluminum, Ltd.                                 3,790            111,881
                                                                  -----------
APPAREL & TEXTILES - 0.15%
Reebok International, Ltd. *                         2,160             63,504
                                                                  -----------
BANKING - 1.80%
Bank of America Corp.                                3,440            239,321
FleetBoston Financial Corp.                         20,500            498,150
                                                                  -----------
                                                                      737,471
BIOTECHNOLOGY - 1.34%
Amgen, Inc. *                                        4,830            233,482
Genzyme Corp. *                                      7,174            212,135
MedImmune, Inc. *                                    3,910            106,235
                                                                  -----------
                                                                      551,852
BROADCASTING - 4.63%
Clear Channel Communications, Inc. *                 6,970            259,911
EchoStar Communications Corp., Class A *             9,140            203,457
Fox Entertainment Group, Inc., Class A *             3,410             88,421
Viacom, Inc., Class B *                             30,530          1,244,403
Westwood One, Inc. *                                 2,790            104,234
                                                                  -----------
                                                                    1,900,426
BUSINESS SERVICES - 5.15%
Accenture, Ltd., Class A *                          11,810            212,462
Affiliated Computer Services, Inc., Class A *        8,020            422,253
Aramark Corp., Class B *                            10,790            253,565
Automatic Data Processing, Inc.                      8,320            326,560
BISYS Group, Inc. *                                 12,600            200,340
Cadence Design Systems, Inc. *                       9,130            107,643
Concord EFS, Inc. *                                  1,740             27,388
DST Systems, Inc. *                                  1,560             55,458
First Data Corp.                                     8,320            294,611
SunGuard Data Systems, Inc. *                        9,170            216,045
                                                                  -----------
                                                                    2,116,325
CABLE AND TELEVISION - 2.37%
AOL Time Warner, Inc. *                             17,590            230,429
Comcast Corp., Class A *                             5,533            130,413
Comcast Corp.-Special Class A *                     27,140            613,092
                                                                  -----------
                                                                      973,934
CELLULAR COMMUNICATIONS - 3.43%
AT&T Wireless Services, Inc. *                     145,560            822,414
Partner Communication Company, LTD., ADR *          13,680             48,564
Telephone & Data Systems, Inc.                      11,440            537,909
                                                                  -----------
                                                                    1,408,887
CHEMICALS - 0.73%
Lyondell Chemical Company                            3,000             37,920
Praxair, Inc.                                        4,500            259,965
                                                                  -----------
                                                                      297,885
COMPUTERS & BUSINESS EQUIPMENT - 2.92%
Cisco Systems, Inc. *                               41,110            538,541
Dell Computer Corp. *                                8,720            233,173
Intel Corp.                                          7,580            118,020
International Business Machines Corp.                4,010            310,775
                                                                  -----------
                                                                    1,200,509
CONTAINERS & GLASS - 1.04%
Owens-Illinois, Inc. *                              20,410            297,578
Smurfit-Stone Container Corp. *                      8,400            129,284
                                                                  -----------
                                                                      426,862
COSMETICS & TOILETRIES - 0.48%
Avon Products, Inc.                                  2,260            121,746
Kimberly-Clark Corp.                                 1,600             75,952
                                                                  -----------
                                                                      197,698

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
CRUDE PETROLEUM & NATURAL GAS - 1.71%
Apache Corp.                                         5,220        $   297,488
Occidental Petroleum Corp.                          14,160            402,852
                                                                  -----------
                                                                      700,340
DOMESTIC OIL - 1.46%
Devon Energy Corp.                                  13,030            598,077
                                                                  -----------
ELECTRICAL EQUIPMENT - 1.37%
General Electric Company                            23,080            561,998
                                                                  -----------
ENERGY - 1.38%
Calpine Corp. * (a)                                101,520            330,955
TXU Corp.                                           12,570            234,808
                                                                  -----------
                                                                      565,763
FINANCIAL SERVICES - 9.59%
Arthur J. Gallagher & Company                        3,900            114,582
Citigroup, Inc.                                     27,400            964,206
Federal Home Loan Mortgage Corp.                    13,020            768,831
Mellon Financial Corp.                              21,130            551,704
Merrill Lynch & Company, Inc.                       20,010            759,380
Morgan Stanley Dean Witter & Company                 9,250            369,260
SLM Corp.                                            1,640            170,330
The Goldman Sachs Group, Inc.                        3,500            238,350
                                                                  -----------
                                                                    3,936,643
FOOD & BEVERAGES - 0.78%
PepsiCo, Inc.                                        7,630            322,139
                                                                  -----------
GAS & PIPELINE UTILITIES - 2.06%
National Fuel Gas Company                            5,700            118,161
NiSource, Inc.                                      36,290            725,800
                                                                  -----------
                                                                      843,961
HEALTHCARE PRODUCTS - 2.64%
Abbott Laboratories,                                 6,000            240,000
Alcon, Inc. *                                        1,540             60,753
Baxter International, Inc.                           7,663            214,564
Johnson & Johnson                                   10,620            570,400
                                                                  -----------
                                                                    1,085,717
HEALTHCARE SERVICES - 0.18%
Express Scripts, Inc., Class A *                     1,540             73,982
                                                                  -----------
HOTELS & RESTAURANTS - 2.10%
Brinker International, Inc. *                        4,520            145,770
Hilton Hotels Corp.                                 12,220            155,316
McDonalds Corp.                                     12,180            195,855
Outback Steakhouse, Inc.                             2,210             76,112
Starwood Hotels & Resorts Worldwide, Inc.           12,130            287,966
                                                                  -----------
                                                                      861,019
INDUSTRIAL MACHINERY - 0.48%
Deere & Company                                      4,260            195,321
                                                                  -----------
INSURANCE - 6.39%
ACE, Ltd.                                            8,820            258,779
American International Group, Inc.                   4,030            233,136
CIGNA Corp.                                          1,470             60,446
Hartford Financial Services Group, Inc.             13,570            616,485
MetLife, Inc.                                        4,050            109,512
Nationwide Financial Services, Inc.,
  Class A                                            8,430            241,519
SAFECO Corp.                                         1,850             64,140
The Allstate Corp.                                   7,220            267,068
Travelers Property Casualty Corp.,
  Class A *                                         30,048            440,203
UNUMProvident Corp.                                  3,810             66,827
XL Capital, Ltd., Class A                            3,420            264,195
                                                                  -----------
                                                                    2,622,310
INTERNET SOFTWARE - 0.42%
Check Point Software Technologies, Ltd. *            1,960             25,421
Networks Associates, Inc. *                          4,730             76,106
Symantec Corp. *                                     1,750             70,892
                                                                  -----------
                                                                      172,419
LEISURE TIME - 0.70%
The Walt Disney Company                             17,630            287,545
                                                                  -----------
LIFE SCIENCES - 0.53%
Aventis SA                                           4,010            217,834
                                                                  -----------
MANUFACTURING - 2.14%
Danaher Corp.                                        4,340            285,138
Illinois Tool Works, Inc.                            3,080            199,769
Tyco International, Ltd.                            22,970            392,327
                                                                  -----------
                                                                      877,234
METAL & METAL PRODUCTS - 1.11%
Alcoa, Inc.                                         20,000            455,600
                                                                  -----------
MINING - 0.13%
Phelps Dodge Corp. *                                 1,700             53,805
                                                                  -----------
PAPER - 0.79%
Bowater, Inc.                                        7,760            325,532
                                                                  -----------
PETROLEUM SERVICES - 4.84%
BJ Services Company *                                8,310            268,496
ConocoPhillips                                       4,200            203,238
Cooper Cameron Corp. *                               6,940            345,751
GlobalSantaFe Corp.                                 15,968            388,342
Noble Corp. *                                       15,460            543,419
Schlumberger, Ltd.                                   5,680            239,071
                                                                  -----------
                                                                    1,988,317
PHARMACEUTICALS - 9.09%
Eli Lilly & Company                                 12,760            810,260
Forest Laboratories, Inc. *                          2,570            252,425
Merck & Company, Inc.                                8,840            500,432
Pfizer, Inc.                                        45,240          1,382,987
Pharmacia Corp.                                      4,860            203,148
Schering-Plough Corp.                               20,969            465,512
Wyeth                                                3,160            118,184
                                                                  -----------
                                                                    3,732,948
PUBLISHING - 0.51%
The New York Times Company, Class A                  4,620            211,273
                                                                  -----------
RETAIL GROCERY - 1.78%
Safeway, Inc. *                                      8,620            201,363
The Kroger Company *                                34,410            531,635
                                                                  -----------
                                                                      732,998
RETAIL TRADE - 6.66%
Best Buy Company, Inc. *                               760             18,354

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
RETAIL TRADE - CONTINUED
Home Depot, Inc.                                    21,340        $   511,306
Kohl's Corp. *                                       3,490            195,266
Lowe's Companies, Inc.                               2,160             81,000
May Department Stores Company                        4,600            105,708
Sears, Roebuck & Company                            34,350            822,682
Target Corp.                                         8,090            242,700
The Gap, Inc.                                       10,170            157,838
The Limited, Inc.                                    7,200            100,296
Wal-Mart Stores, Inc.                                9,860            498,029
                                                                  -----------
                                                                    2,733,179
SEMICONDUCTORS - 1.55%
Analog Devices, Inc. *                               9,800            233,926
Applied Micro Circuits Corp. *                       9,300             34,317
Linear Technology Corp.                              5,340            137,345
Maxim Integrated Products, Inc.                      3,800            125,552
Texas Instruments, Inc.                              7,010            105,220
                                                                  -----------
                                                                      636,360
SOFTWARE - 5.53%
Microsoft Corp. *                                   17,450            902,165
Oracle Corp. *                                      68,970            744,876
PeopleSoft, Inc. *                                  16,800            307,440
VERITAS Software Corp. *                            20,350            317,867
                                                                  -----------
                                                                    2,272,348
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.09%
Advanced Fibre Communications, Inc. *               12,000            200,160
Motorola, Inc.                                      28,520            246,698
Winstar Communications, Inc. *                       2,170                  2
                                                                  -----------
                                                                      446,860
TELEPHONE - 2.56%
AT&T Corp.                                          10,390            271,283
Verizon Communications, Inc.                        20,160            781,200
                                                                  -----------
                                                                    1,052,483
TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
NIKE, Inc., Class B                                    410             18,233
                                                                  -----------
TRANSPORTATION - 0.60%
Harley-Davidson, Inc.                                5,340            246,708
                                                                  -----------
TRUCKING & FREIGHT - 0.55%
Fedex Corp.                                          1,880            101,934
United Parcel Service, Inc., Class B                 1,940            122,375
                                                                  -----------
                                                                      224,309
TOTAL COMMON STOCK
(Cost: $41,673,798)                                               $39,312,718
                                                                  -----------

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
                                                   ---------         -----
SHORT TERM INVESTMENTS - 4.27%
Federal Home Loan Bank
  Consolidated Discount Note,
  0.75% due 01/02/2003                             $1,348,000     $ 1,347,972
Navigator Securities Lending Trust, 1.43%             406,080         406,080
                                                                  -----------
                                                                  $ 1,754,052
TOTAL INVESTMENTS (CAPITAL OPPORTUNITIES
TRUST) (Cost: $43,427,850)                                        $41,066,770
                                                                  ===========

QUANTITATIVE EQUITY TRUST

                                                   SHARES            VALUE
                                                   ------            -----
COMMON STOCK - 95.90%
AEROSPACE - 3.92%
General Dynamics Corp.                              36,600       $  2,904,942
Lockheed Martin Corp.                               72,200          4,169,550
Raytheon Company                                   100,000          3,075,000
                                                                 ------------
                                                                   10,149,492
AUTOMOBILES - 1.63%
General Motors Corp.                               114,450          4,218,627
                                                                 ------------
BANKING - 3.84%
Bank of America Corp.                               68,100          4,737,717
Wells Fargo & Company                              111,550          5,228,348
                                                                 ------------
                                                                    9,966,065
BIOTECHNOLOGY - 1.73%
Amgen, Inc. *                                       92,900          4,490,786
                                                                 ------------
BROADCASTING - 1.04%
Clear Channel Communications, Inc. *                72,400          2,699,796
                                                                 ------------
BUILDING MATERIALS & CONSTRUCTION - 1.71%
Masco Corp.                                        211,150          4,444,707
                                                                 ------------
BUSINESS SERVICES - 1.47%
First Data Corp.                                   107,350          3,801,264
                                                                 ------------
CABLE AND TELEVISION - 1.66%
AOL Time Warner, Inc. *                            329,300          4,313,830
                                                                 ------------
CELLULAR COMMUNICATIONS - 0.92%
Vodafone Group PLC, ADR (a)                        131,700          2,386,404
                                                                 ------------
COMPUTERS & BUSINESS EQUIPMENT - 3.97%
Cisco Systems, Inc. *                              420,000          5,502,000
Hewlett-Packard Company                            165,428          2,871,830
Intel Corp.                                        123,100          1,916,667
                                                                 ------------
                                                                   10,290,497
COSMETICS & TOILETRIES - 1.09%
Kimberly-Clark Corp.                                59,300          2,814,971
                                                                 ------------
CRUDE PETROLEUM & NATURAL GAS - 1.38%
Occidental Petroleum Corp.                         126,150          3,588,968
                                                                 ------------
DOMESTIC OIL - 0.69%
Marathon Oil Corp.                                  83,700          1,781,973
                                                                 ------------
DRUGS & HEALTH CARE - 1.38%
Cardinal Health, Inc.                               60,600          3,586,914
                                                                 ------------
ELECTRICAL EQUIPMENT - 1.63%
General Electric Company                           173,100          4,214,985
                                                                 ------------
ELECTRIC UTILITIES - 1.32%
Dominion Resources, Inc.                            62,100          3,409,290
                                                                 ------------
FINANCIAL SERVICES - 10.25%
American Express Company                           103,250          3,649,888
Citigroup, Inc.                                    181,966          6,403,384
Federal National Mortgage Association               76,250          4,905,162

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
FINANCIAL SERVICES - CONTINUED
MBNA Corp.                                         184,150       $  3,502,533
Merrill Lynch & Company, Inc.                       94,100          3,571,095
Washington Mutual, Inc.                            131,350          4,535,515
                                                                 ------------
                                                                   26,567,577
FOOD & BEVERAGES - 4.73%
ConAgra Foods, Inc.                                126,100          3,153,761
General Mills, Inc.                                 82,300          3,863,985
PepsiCo, Inc.                                      124,100          5,239,502
                                                                 ------------
                                                                   12,257,248
GAS & PIPELINE UTILITIES - 0.19%
El Paso Corp.                                       71,212            495,636
                                                                 ------------
HEALTHCARE PRODUCTS - 4.14%
Abbott Laboratories                                120,700          4,828,000
Johnson & Johnson                                  109,850          5,900,043
                                                                 ------------
                                                                   10,728,043
HEALTHCARE SERVICES - 4.24%
HCA-The Healthcare Company                         101,000          4,191,500
McKesson Corp.                                     125,700          3,397,671
UnitedHealth Group, Inc.                            40,850          3,410,975
                                                                 ------------
                                                                   11,000,146
HOTELS & RESTAURANTS - 1.02%
Marriott International, Inc.,
  Class A (a)                                       80,700          2,652,609
                                                                  -----------
HOUSEHOLD PRODUCTS - 1.23%
Newell Rubbermaid, Inc.                            105,000          3,184,650
                                                                 ------------
INSURANCE - 6.99%
Aetna, Inc.                                         62,650          2,576,168
American International Group,
  Inc.                                             101,025          5,844,296
CIGNA Corp.                                         46,050          1,893,576
Marsh & McLennan Companies, Inc.                    95,950          4,433,850
MetLife, Inc.                                      124,500          3,366,480
                                                                 ------------
                                                                   18,114,370
LEISURE TIME - 0.73%
Carnival Corp., Class A                             75,800          1,891,210
                                                                 ------------
MANUFACTURING - 1.38%
Tyco International, Ltd.                           208,850          3,567,158
                                                                 ------------
OFFICE FURNISHINGS & SUPPLIES - 1.44%
Staples, Inc. *                                    204,200          3,736,860
                                                                 ------------
PETROLEUM SERVICES - 2.49%
Halliburton Company                                162,100          3,032,891
Transocean, Inc.                                   147,900          3,431,280
                                                                 ------------
                                                                    6,464,171
PHARMACEUTICALS - 3.39%
Pharmacia Corp.                                    133,600          5,584,480
Wyeth                                               85,950          3,214,530
                                                                 ------------
                                                                    8,799,010
PUBLISHING - 2.73%
Gannett Company, Inc.                               48,200          3,460,760
McGraw-Hill Companies, Inc.                         59,800          3,614,312
                                                                 ------------
                                                                    7,075,072
RAILROADS & EQUIPMENT - 1.46%
Union Pacific Corp.                                 63,200          3,783,784
                                                                 ------------
RETAIL TRADE - 8.37%
CVS Corp.                                          125,900          3,143,723
Federated Department Stores, Inc. *                 72,300          2,079,348
Home Depot, Inc.                                   147,000          3,522,120
Kohl's Corp. *                                      45,650          2,554,117
Lowe's Companies, Inc.                              49,150          1,843,125
Target Corp.                                        83,850          2,515,500
The Limited, Inc.                                  133,550          1,860,352
Wal-Mart Stores, Inc.                               82,800          4,182,228
                                                                 ------------
                                                                   21,700,513
SEMICONDUCTORS - 1.20%
Applied Materials, Inc. *                          104,700          1,364,241
Micron Technology, Inc. *                          178,600          1,739,564
                                                                 ------------
                                                                    3,103,805
SOFTWARE - 4.96%
BEA Systems, Inc. *                                196,000          2,248,120
Microsoft Corp. *                                   86,000          4,446,200
Oracle Corp. *                                     329,250          3,555,900
VERITAS Software Corp. *                           166,200          2,596,044
                                                                 ------------
                                                                   12,846,264
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.06%
Lucent Technologies, Inc. * (a)                    339,850            428,211
Motorola, Inc.                                     267,000          2,309,550
                                                                 ------------
                                                                    2,737,761
TELEPHONE - 1.32%
Alltel Corp.                                        67,300          3,432,300
                                                                 ------------
TOBACCO - 2.43%
Philip Morris Companies, Inc.                      155,650          6,308,494
                                                                 ------------
TRANSPORTATION - 0.77%
Harley-Davidson, Inc.                               43,250          1,998,150
                                                                 ------------
TOTAL COMMON STOCK
(Cost: $301,214,826)                                             $248,603,400
                                                                 ------------

                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                 ---------          -----
SHORT TERM INVESTMENTS - 1.82%
Navigator Securities Lending Trust,
  1.43%                                         $4,732,524       $  4,732,524
                                                                 ------------
REPURCHASE AGREEMENTS - 2.28%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 1.00%, to be
  repurchased at $5,906,328
  on 01/02/2003,
  collateralized by
  $4,295,000 U.S. Treasury
  Bonds 7.625% due 02/15/2025
  (valued at $6,028,883
  including interest).                          $5,906,000       $  5,906,000
                                                                 ------------
TOTAL INVESTMENTS (QUANTITATIVE EQUITY
TRUST) (Cost: $311,853,350)                                      $259,241,924
                                                                 ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

BLUE CHIP GROWTH TRUST
                                                   SHARES           VALUE
                                                   ------           -----
COMMON STOCK - 94.44%
Advertising - 0.73%
Omnicom Group, Inc.                                136,800     $    8,837,280
                                                               --------------
AEROSPACE - 0.25%
Honeywell International, Inc.                      123,300          2,959,200
                                                               --------------
BANKING - 5.04%
Bank of America Corp.                              326,000         22,679,820
Bank of New York, Inc.                             263,200          6,306,272
Fifth Third Bancorp                                 77,100          4,514,205
Northern Trust Corp.                               150,500          5,275,025
US Bancorp                                         467,900          9,928,838
Wells Fargo & Company                              256,800         12,036,216
                                                               --------------
                                                                   60,740,376
BIOTECHNOLOGY - 1.65%
Amgen, Inc. *                                      250,400         12,104,336
IDEC Pharmaceuticals Corp. * (a)                    23,100            766,227
MedImmune, Inc. *                                  256,700          6,974,539
                                                               --------------
                                                                   19,845,102
BROADCASTING - 4.64%
Clear Channel Communications, Inc. *               439,900         16,403,871
EchoStar Communications Corp., Class A *           291,400          6,486,564
Liberty Media Corp., Series A *                    580,368          5,188,490
Univision Communications, Inc., Class A * (a)      157,700          3,863,650
Viacom, Inc., Class B *                            587,484         23,945,848
                                                               --------------
                                                                   55,888,423
BUSINESS SERVICES - 6.97%
Accenture, Ltd., Class A *                         121,300          2,182,187
Affiliated Computer Services, Inc.,
  Class A * (a)                                    352,600         18,564,390
Automatic Data Processing, Inc.                    165,700          6,503,725
Cendant Corp. *                                    267,700          2,805,496
ChoicePoint, Inc. *                                 72,400          2,859,076
Concord EFS, Inc. *                                566,300          8,913,562
First Data Corp.                                   876,500         31,036,865
Fiserv, Inc. *                                     188,900          6,413,155
Paychex, Inc.                                       84,400          2,354,760
SunGuard Data Systems, Inc. *                      103,100          2,429,036
                                                               --------------
                                                                   84,062,252
CABLE AND TELEVISION - 1.49%
AOL Time Warner, Inc. *                            711,500          9,320,650
Comcast Corp.-Special Class A *                    380,800          8,602,272
                                                               --------------
                                                                   17,922,922
CELLULAR COMMUNICATIONS - 2.27%
Nextel Communications, Inc., Class A *             462,900          5,346,495
Vodafone Group PLC, ADR (a)                      1,215,450         22,023,954
                                                               --------------
                                                                   27,370,449
COMPUTERS & BUSINESS EQUIPMENT - 3.80%
Cisco Systems, Inc. *                            1,463,700         19,174,470
Dell Computer Corp. *                              442,800         11,840,472
Intel Corp.                                        301,800          4,699,026
International Business Machines Corp.               57,800          4,479,500
Lexmark International Group, Inc., Class A *        93,300          5,644,650
                                                               --------------
                                                                   45,838,118
COSMETICS & TOILETRIES - 0.94%
Colgate-Palmolive Company                          121,800          6,385,974
Estee Lauder Companies, Inc., Class A                9,200            242,880
The Procter & Gamble Company                        54,000          4,640,760
                                                               --------------
                                                                   11,269,614
DRUGS & HEALTH CARE - 0.96%
Biovail Corp. * (a)                                120,400          3,179,764
Cardinal Health, Inc.                              141,300          8,363,547
                                                               --------------
                                                                   11,543,311
EDUCATIONAL SERVICES - 0.99%
Apollo Group, Inc., Class A *                      270,500         11,902,000
                                                               --------------
ELECTRICAL EQUIPMENT - 1.84%
General Electric Company                           765,000         18,627,750
Samsung Electronics Company                         13,400          3,547,574
                                                               --------------
                                                                   22,175,324
FINANCIAL SERVICES - 14.88%
Ambac Financial Group, Inc.                         76,800          4,319,232
American Express Company                            72,500          2,562,875
Charles Schwab Corp.                               315,000          3,417,750
Citigroup, Inc.                                  1,315,496         46,292,304
Federal Home Loan Mortgage Corp.                   666,100         39,333,205
Federal National Mortgage Association              182,800         11,759,524
Franklin Resources, Inc.                            79,000          2,692,320
Legg Mason, Inc.                                    80,800          3,922,032
Mellon Financial Corp.                             564,200         14,731,262
Merrill Lynch & Company, Inc.                      228,000          8,652,600
Morgan Stanley Dean Witter & Company               262,900         10,494,968
SLM Corp. (a)                                       86,000          8,931,960
State Street Corp. (b)                             382,100         14,901,900
The Goldman Sachs Group, Inc.                      108,100          7,361,610
                                                               --------------
                                                                  179,373,542
FOOD & BEVERAGES - 3.09%
Anheuser-Busch Companies, Inc.                      81,000          3,920,400
General Mills, Inc.                                 89,600          4,206,720
PepsiCo, Inc.                                      222,670          9,401,127
Starbucks Corp. *                                  244,300          4,978,834
The Coca-Cola Company                              260,700         11,423,874
Unilever PLC                                       353,700          3,364,446
                                                               --------------
                                                                   37,295,401
HEALTHCARE PRODUCTS - 4.19%
Abbott Laboratories,                               291,500         11,660,000
Baxter International, Inc.                         189,700          5,311,600
Biomet, Inc.                                       103,000          2,951,980
Johnson & Johnson                                  431,200         23,159,752
Medtronic, Inc.                                    163,100          7,437,360
                                                               --------------
                                                                   50,520,692
HEALTHCARE SERVICES - 4.98%
HCA-The Healthcare Company                         277,500         11,516,250
UnitedHealth Group, Inc.                           422,200         35,253,700
Weight Watchers International, Inc. * (a)           23,300          1,071,101
Wellpoint Health Networks, Inc., Class A *         171,600         12,211,056
                                                               --------------
                                                                   60,052,107
HOLDINGS COMPANIES/CONGLOMERATES - 0.14%
Berkshire Hathaway, Inc., Class A *                     23          1,673,250
                                                               --------------
HOTELS & RESTAURANTS - 0.28%
MGM Mirage * (a)                                   101,900          3,359,643
                                                               --------------
INDUSTRIAL MACHINERY - 0.22%
Deere & Company                                     58,700          2,691,395
                                                               --------------
INSURANCE - 4.46%
American International Group, Inc.                 428,527         24,790,287
Hartford Financial Services Group, Inc.            121,100          5,501,573
Marsh & McLennan Companies, Inc.                   289,100         13,359,311
Progressive Corp. (a)                               76,200          3,781,806

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES            VALUE
                                                   ------            -----
INSURANCE - CONTINUED
The Allstate Corp.                                  22,300     $      824,877
Travelers Property Casualty Corp., Class A *       379,957          5,566,370
                                                               --------------
                                                                   53,824,224
INTERNET CONTENT - 0.41%
Yahoo!, Inc. *                                     304,000          4,970,400
                                                               --------------
LEISURE TIME - 1.25%
Carnival Corp., Class A                            210,600          5,254,470
The Walt Disney Company                            146,400          2,387,784
USA Interactive * (a)                              324,000          7,426,080
                                                               --------------
                                                                   15,068,334
MANUFACTURING - 3.25%
3M Company                                          28,000          3,452,400
                                                               --------------
Danaher Corp.                                      290,300         19,072,710
Tyco International, Ltd.                           976,296         16,675,136
                                                                  -----------
                                                                   39,200,246
NEWSPAPERS - 0.07%
E.W. Scripps Company, Class A                       11,600            892,620
                                                               --------------
PETROLEUM SERVICES - 3.32%
Baker Hughes, Inc.                                 338,200         10,886,658
BJ Services Company *                              215,400          6,959,574
Exxon Mobil Corp.                                  210,066          7,339,706
Schlumberger, Ltd.                                 161,100          6,780,699
Smith International, Inc. * (a)                    248,000          8,089,760
                                                               --------------
                                                                   40,056,397
PHARMACEUTICALS - 7.47%
Allergan, Inc.                                      32,400          1,866,888
AmerisourceBergen Corp.                             68,000          3,693,080
Bristol-Myers Squibb Company                        23,200            537,080
Eli Lilly & Company                                 64,500          4,095,750
Forest Laboratories, Inc. *                         69,900          6,865,578
Gilead Sciences, Inc. *                             96,400          3,277,600
Merck & Company, Inc.                                9,300            526,473
Pfizer, Inc.                                     1,465,900         44,812,563
Pharmacia Corp.                                    287,165         12,003,497
Schering-Plough Corp.                               23,200            515,040
Wyeth                                              318,100         11,896,940
                                                               --------------
                                                                   90,090,489
RETAIL GROCERY - 0.43%
Sysco Corp.                                        172,100          5,126,859
                                                               --------------
RETAIL TRADE - 4.86%
Best Buy Company, Inc. *                           112,100          2,707,215
Home Depot, Inc.                                   587,200         14,069,312
Kohl's Corp. *                                     150,600          8,426,070
Target Corp.                                       470,700         14,121,000
Wal-Mart Stores, Inc.                              347,900         17,572,429
Walgreen Company                                    58,000          1,693,020
                                                               --------------
                                                                   58,589,046
SEMICONDUCTORS - 3.01%
Analog Devices, Inc. *                             418,100          9,980,047
Applied Materials, Inc. *                          218,200          2,843,146
KLA-Tencor Corp. * (a)                              37,500          1,326,375
Maxim Integrated Products, Inc.                    446,900         14,765,576
QLogic Corp. * (a)                                 114,800          3,961,748
Texas Instruments, Inc.                            189,800          2,848,898
Xilinx, Inc. *                                      24,400            502,640
                                                               --------------
                                                                   36,228,430
SOFTWARE - 3.99%
Adobe Systems, Inc.                                 35,800            887,876
Electronic Arts, Inc. * (a)                          5,700            283,689
Microsoft Corp. *                                  858,800         44,399,960
VERITAS Software Corp. *                           165,025          2,577,690
                                                               --------------
                                                                   48,149,215
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.19%
Nokia Corp., ADR                                   427,500          6,626,250
QUALCOMM, Inc. *                                   212,300          7,725,597
                                                               --------------
                                                                   14,351,847
TOBACCO - 0.39%
Philip Morris Companies, Inc.                      116,100          4,705,533
                                                               --------------
TRANSPORTATION - 0.51%
Harley-Davidson, Inc.                              133,900          6,186,180
                                                               --------------
TRAVEL SERVICES - 0.05%
Expedia, Inc., Class A * (a)                         9,300            622,451
                                                               --------------
TRUCKING & FREIGHT - 0.43%
United Parcel Service, Inc.,
  Class B                                           82,900          5,229,331
                                                               --------------
TOTAL COMMON STOCK
(Cost: $1,354,540,877)                                         $1,138,612,003
                                                               --------------

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                 ---------         -----
SHORT TERM INVESTMENTS - 4.23%
Navigator Securities Lending Trust,
  1.43%                                        $50,868,215     $   50,868,215
T. Rowe Price Reserve Investment
  Fund, 1.54%  (c)                                  78,917             78,917
                                                               --------------
                                                               $   50,947,132
REPURCHASE AGREEMENTS - 1.33%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.60% to be
  repurchased at $16,025,534
  on 01/02/2003,
  collateralized by
  $10,455,000 U.S. Treasury
  Bonds, 9.875% due
  11/15/2015 (valued at
  $16,349,006, including
  interest).                                   $16,025,000     $   16,025,000
                                                               --------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH
TRUST) (Cost: $1,421,513,009)                                  $1,205,584,135
                                                               ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

UTILITIES TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 74.14%
ADVERTISING - 0.08%
Lamar Advertising Company, Class A *                     700    $     23,555
                                                                ------------
BROADCASTING - 3.89%
EchoStar Communications Corp., Class A *              11,160         248,421
Fox Entertainment Group, Inc., Class A * (a)           8,730         226,369
Viacom, Inc., Class B *                               15,130         616,699
                                                                ------------
                                                                   1,091,489
CABLE AND TELEVISION - 2.54%
AOL Time Warner, Inc. *                               33,910         444,221
Charter Communications, Inc., Class A * (a)           15,990          18,868
Comcast Corp., Class A *                               4,807         113,301
Comcast Corp.-Special Class A *                        6,000         135,540
                                                                ------------
                                                                     711,930
CELLULAR COMMUNICATIONS - 3.80%
America Movil S.A. de C.V., ADR, Series L             17,600         252,736
AT&T Wireless Services, Inc. *                        64,860         366,459
MobileOne, Ltd. *                                    225,000         158,245
Partner Communication Company, LTD., ADR *            11,315          40,168
Vodafone Group PLC                                   135,970         247,841
                                                                ------------
                                                                   1,065,449
DOMESTIC OIL - 0.34%
Anadarko Petroleum Corp.                               1,990          95,321
                                                                ------------
ELECTRIC UTILITIES - 19.19%
Allegheny Energy, Inc. *                              24,200         182,952
Constellation Energy Group, Inc.                      14,100         392,262
Dominion Resources, Inc.                               5,910         324,459
Edison International *                                35,980         426,363
Endessa SA - ADR                                       3,800          42,940
Endessa SA                                            19,500         228,013
Exelon Corp.                                           7,600         401,052
FirstEnergy Corp.                                     13,950         459,932
Iberdrola SA                                          42,230         591,226
National Grid Group PLC                               79,629         585,064
PG&E Corp. *                                          14,130         196,407
Pinnacle West Capital Corp.                           11,490         391,694
PPL Corp.                                             19,390         672,445
Public Service Enterprise Group, Inc.                 15,200         487,920
                                                                ------------
                                                                   5,382,729
ELECTRONICS - 0.30%
Mirant Corp. *                                        45,060          85,163
                                                                ------------
ENERGY - 7.03%
Energen Corp.                                          1,760          51,216
Energy East Corp.                                     18,360         405,572
Entergy Corp.                                          8,690         396,177
MDU Resources Group, Inc.                             19,140         494,004
Progress Energy, Inc.                                  5,100         221,085
Sempra Energy                                         16,800         404,040
TXU Corp.                                             29,860         557,785
                                                                ------------
                                                                   2,529,879
GAS & PIPELINE UTILITIES - 15.40%
El Paso Corp.                                         20,403         142,005
Enbridge Energy Management LLC                         3,263         122,362
Equitable Resources, Inc.                             30,070       1,053,653
KeySpan Corp.                                         12,640         445,434
Kinder Morgan, Inc.                                   21,449         906,649
Kinder Morgan Management LLC *                        29,636         936,201
Nicor, Inc.                                              700          23,821
NiSource, Inc.                                         7,300         146,000
Questar Corp.                                         10,320         287,102
Snam Rete Gas SPA                                     75,150         256,132
                                                                ------------
                                                                   4,319,359
INTERNATIONAL OIL - 1.21%
EnCana Corp.                                           1,177          36,605
EnCana Corp. - CAD                                     9,800         302,617
                                                                ------------
                                                                     339,222
PETROLEUM SERVICES - 2.61%
BP PLC                                                46,800         321,636
ConocoPhillips                                         5,800         280,662
VEBA AG                                                3,200         129,032
                                                                ------------
                                                                     731,330
SANITARY SERVICES - 1.16%
Vivendi Environment                                   14,003         326,299
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT & Services - 3.65%
Citizens Communications Company *                     12,500         131,875
Commonwealth Telephone Enterprises, Inc. *             6,950         249,088
China Telecom Corp. -ADR                               1,900          32,832
China Telecom Corp                                   934,000         164,079
KT Corp., ADR (a)                                     15,390         331,654
Portugal Telecom                                       3,300          22,668
SK Telecom Company, Ltd., ADR                            470          90,747
Winstar Communications, Inc. *                         3,270               4
                                                                ------------
                                                                   1,022,947
TELEPHONE - 10.95%
BCE, Inc.                                             22,940         413,149
BellSouth Corp.                                       26,100         675,207
CenturyTel, Inc.                                       1,400          41,132
KPN NV *                                              35,090         228,153
Magyar Tavkozlesi RT, ADR                              1,200          21,360
SBC Communications, Inc.                              20,400         553,044
Telefonica SA                                         29,300         262,101
Telefonica SA, ADR *                                   3,300          87,681
Telefonos de Mexico SA, ADR, Class L (a)              13,940         445,801
Verizon Communications, Inc.                           8,910         345,263
                                                                ------------
                                                                   3,072,891
TOTAL COMMON STOCK
(Cost: $21,456,773)                                             $ 20,797,563
                                                                ------------
PREFERRED STOCK - 3.67%
ELECTRIC UTILITIES - 1.37%
AES Trust III (a)                                      9,610         146,072
AES Trust VII (a)                                      4,380          63,510
PPL Capital Funding Trust I (a)                        9,600         174,240
                                                                ------------
                                                                     383,822
ENERGY - 1.75%
TXU Corp.                                             17,200         491,920
                                                                ------------
GAS & PIPELINE UTILITIES - 0.55%
KeySpan Corp.                                          3,070         155,250
                                                                ------------
TOTAL PREFERRED STOCK
(Cost: $1,165,497)                                              $  1,030,992
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------       -----
U.S. TREASURY OBLIGATIONS - 7.76%
U.S. TREASURY BONDS - 0.05%
6.25% due 05/15/2030                             $    12,000    $     14,360
                                                                ------------
U.S. TREASURY NOTES - 7.58%
3.375% due 01/15/2007                                231,126    $    250,303
4.375% due 08/15/2012                                 40,000          41,811
4.625% due 05/15/2006                              1,063,000       1,146,462
5.00% due 02/15/2011                                 626,000         687,818
                                                                ------------
                                                                   2,126,394
U.S. TREASURY STRIPS - 0.13%
PO, 5.38% due 02/15/2023                             106,000         36,925
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $2,051,274)                                              $  2,177,679
                                                                ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.06%
GOVERNMENT OF MEXICO - 0.06%
11.50% due 05/15/2026                                 12,000          16,380
                                                                ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,180)                                                 $     16,380
                                                                ------------
CORPORATE BONDS - 0.83%
AUTOMOBILES - 0.02%
Chrysler Corp.,
  7.45% due 02/01/2097                                 6,000           6,234
                                                                ------------
CABLE AND TELEVISION - 0.07%
CSC Holdings, Inc.,
  8.125% due 07/15/2009                                5,000           4,806
Tele-Communications, Inc.,
  9.80% due 02/01/2012                                11,000          13,222
                                                                ------------
                                                                      18,028
CELLULAR COMMUNICATIONS - 0.03%
Verizon Wireless Capital LLC,
  5.375% due 12/15/2006                                9,000           9,402
                                                                ------------
ELECTRIC UTILITIES - 0.10%
Firstenergy Corp.,
  6.45% due 11/15/2011                                 5,000           4,974
PSEG Power LLC,
  8.625% due 04/15/2031                               20,000          21,535
                                                                ------------
                                                                      26,509
ENERGY - 0.21%
MidAmerican Energy Holdings
  Company,  5.875% due
  10/01/2012                                          43,000          43,590
TXU Corp.,  6.375 % due
  06/15/2006                                          16,000          14,640
                                                                ------------
                                                                      58,230
FINANCIAL SERVICES - 0.04%
General Electric Capital Corp.,
 5.45% due 01/15/2013                                 11,000          11,426
                                                                ------------
GAS & PIPELINE UTILITIES - 0.04%
Kinder Morgan Energy Partners,
  L.P., 7.30% due  08/15/2033                         11,000          11,793
                                                                ------------
HOTELS & RESTAURANTS - 0.06%
Tricon Global Restaurants,
  Inc., 8.875% due 04/15/2011                         16,000          17,360
                                                                ------------
PAPER - 0.04%
MeadWestvaco Corp.,
  6.80% due 11/15/2032                                12,000          12,200
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.14%
France Telecom SA,
  FRN 8.25% due 03/01/2011                            21,000          24,282
Verizon Global Funding Corp.,
  7.375% due 09/01/2012                               12,000          13,806
                                                                ------------
                                                                      38,088
TELEPHONE - 0.08%
CenturyTel, Inc.,
  4.75% due 08/01/2032                                20,000          23,125
                                                                ------------
TOTAL CORPORATE BONDS
(Cost: $219,372)                                                $    232,395
                                                                ------------
CONVERTIBLE BONDS - 1.70%
BROADCASTING - 1.70%
Charter Communications, Inc.,
  4.75% due 06/01/2006                               246,000          43,972
EchoStar Communications
  Corp., 4.875% due 01/01/2007                       488,000         431,880
                                                                ------------
                                                                     475,852
TOTAL CONVERTIBLE BONDS
(Cost: $576,850)                                                $    475,852
                                                                ------------
SHORT TERM INVESTMENTS - 11.84%
Navigator Securities Lending
  Trust, 1.43%                                   $   960,546    $    960,546
Federal Home Loan Bank
  Consolidated Discount Note,
  0.75% due 01/02/2003                             2,360,000       2,359,951
                                                                ------------
                                                                $  3,320,497
TOTAL INVESTMENTS (UTILITIES TRUST)
(Cost: $28,805,443)                                             $ 28,051,358
                                                                ============

REAL ESTATE SECURITIES TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 92.36%
HOTELS & RESTAURANTS - 5.44%
Hilton Hotels Corp.                                  612,500    $  7,784,875
RFS Hotel Investors, Inc., REIT                      166,700       1,810,362

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
HOTELS & RESTAURANTS - CONTINUED
Starwood Hotels & Resorts Worldwide, Inc.            418,700    $  9,939,938
                                                                ------------
                                                                  19,535,175
REAL ESTATE - 86.92%
AMB Property Corp., REIT                              88,600       2,424,096
Apartment Investment & Management
  Company, Class A, REIT                             152,700       5,723,196
Archstone-Smith Trust, REIT                          778,200      18,318,828
Arden Realty, Inc., REIT                             465,600      10,313,040
Avalon Bay Communities, Inc., REIT                   226,900       8,880,866
Boston Properties, Inc., REIT                        381,500      14,062,090
BRE Properties, Inc., Class A, REIT                  424,000      13,228,800
Brookfield Properties Corp.                          558,800      11,287,760
Camden Property Trust, REIT                          107,675       3,553,275
CarrAmerica Realty Corp., REIT                       418,600      10,485,930
Catellus Development Corp. *                         264,200       5,244,370
CenterPoint Properties Corp., REIT                   101,100       5,777,865
Chelsea Property Group, Inc., REIT                   451,100      15,026,141
Developers Diversified Realty, REIT                  471,800      10,374,882
Equity Residential Properties Trust, REIT            910,800      22,387,464
Essex Property Trust, REIT                            90,700       4,612,095
Gables Residential Trust, REIT                        57,900       1,443,447
General Growth Properties, Inc., REIT                402,000      20,904,000
Highwoods Properties, Inc.                           154,700       3,418,870
Home Properties of New York, Inc., REIT               51,100       1,760,395
Kimco Realty Corp., REIT                             163,800       5,018,832
Liberty Property Trust, REIT (a)                     222,500       7,106,650
Mack-California Realty Corp., REIT                   343,300      10,401,990
Pan Pacific Retail Properties, Inc., REIT            195,500       7,141,615
Prologis Trust, REIT                                 975,200      24,526,280
Rouse Company, REIT                                  203,400       6,447,780
Simon Property Group, Inc., REIT                     823,200      28,046,424
SL Green Realty Corp., REIT                          218,000       6,888,800
Taubman Centers, Inc., REIT                          254,200       4,125,666
Town & Country Trust REIT                              6,300         132,930
Trizec Properties, Inc., REIT                        122,500       1,150,275
United Dominion Realty Trust, Inc., REIT             666,200      10,899,032
Vornado Realty Trust, REIT                           296,200      11,018,640
                                                                ------------
                                                                 312,132,324
TOTAL COMMON STOCK
(Cost: $329,315,902)                                            $331,667,499
                                                                ------------


                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 2.05%
Navigator Securities Lending
  Trust, 1.43%                                   $   7,342,500  $  7,342,500
                                                                ------------
REPURCHASE AGREEMENTS - 5.59%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.60%, to be
  repurchased at $20,081,669
  on 01/02/2003,
  collateralized by
  $16,620,000 U.S. Treasury
  Bonds 6.5% due 01/15/2026
  (valued at $20,484,150
  including interest).                           $  20,081,000  $ 20,081,000
                                                                ------------
TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost: $356,739,402)                          $359,090,999
                                                                ============

SMALL COMPANY VALUE TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 87.98%
AEROSPACE - 1.30%
EDO Corp. (a)                                        120,000    $  2,493,600
Woodward Governor Company (a)                         60,000       2,610,000
                                                                ------------
                                                                   5,103,600
APPAREL & TEXTILES - 1.94%
Culp, Inc. * (a)                                     133,400       1,133,900
G & K Services, Class A                              121,300       4,294,141
Unifi, Inc. *                                        417,300       2,190,825
                                                                ------------
                                                                   7,618,866
AUTO PARTS - 0.77%
TBC Corp. *                                          252,000       3,026,520
                                                                ------------
BANKING - 6.11%
Community First Bankshares, Inc.                     234,400       6,202,224
East West Bancorp, Inc.                              141,500       5,105,320
Silicon Valley Bancshares *                          222,300       4,056,975
Texas Regional Bancshares, Inc., Class A             242,500       8,618,692
                                                                ------------
                                                                  23,983,211
BIOTECHNOLOGY - 0.07%
Lexicon Genetics, Inc. *                              57,500         271,975
                                                                ------------
BROADCASTING - 1.68%
Paxson Communications Corp. * (a)                     25,200          51,912
Saga Communications, Inc., Class A *                 277,900       5,280,100
Sinclair Broadcast Group, Inc., Class A *            109,500       1,273,485
                                                                ------------
                                                                   6,605,497
BUSINESS SERVICES - 2.71%
Electro Rent Corp. *                                 286,400       3,471,454
McGrath Rentcorp                                     110,202       2,561,095
MPS Group, Inc. *                                    442,500       2,451,450
Right Management Consultants, Inc. *                 161,700       2,142,525
                                                                ------------
                                                                  10,626,524
CHEMICALS - 3.30%
Airgas, Inc. *                                       282,900       4,880,025
Arch Chemicals, Inc.                                 161,700       2,951,025
MacDermid, Inc.                                       79,600       1,818,860
TETRA Technologies, Inc. *                           153,600       3,282,432
                                                                ------------
                                                                  12,932,342
COMPUTERS & BUSINESS EQUIPMENT - 0.57%
Packeteer, Inc. *                                    323,300       2,217,838
                                                                ------------
CONSTRUCTION MATERIALS - 2.57%
Ameron International Corp.                            40,300       2,222,545
Florida Rock Industries, Inc.                         88,950       3,384,547
Insituform Technologies, Inc., Class A * (a)         262,700       4,479,035
                                                                ------------
                                                                  10,086,127
CONSTRUCTION & MINING EQUIPMENT - 1.55%
Carbo Ceramics, Inc.                                  97,000       3,268,900
Layne Christensen Company * (a)                       94,100         771,620
W H Energy Services, Inc. *                          139,400       2,033,846
                                                                ------------
                                                                   6,074,366
DOMESTIC OIL - 2.59%
Forest Oil Corp. *                                   121,300       3,353,945
Magnum Hunter Resources, Inc. *                       99,900         594,405
XTO Energy, Inc.                                     251,800       6,219,460
                                                                ------------
                                                                  10,167,810

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
DRUGS & HEALTH CARE - 3.51%
Arrow International, Inc.                             40,300    $  1,639,001
Bone Care International, Inc. *                      212,000       2,062,760
Diversa Corp. *                                      323,000       2,923,150
Landauer, Inc.                                        72,000       2,502,000
Owens & Minor, Inc. (a)                              282,900       4,645,218
                                                                ------------
                                                                  13,772,129
ELECTRICAL EQUIPMENT - 3.31%
C & D Technologies, Inc.                             160,000       2,827,200
Cable Design Technologies Corp. *                    303,100       1,788,290
Littelfuse, Inc. *                                   152,000       2,562,720
Methode Electronics, Inc., Class A (a)               137,200       1,505,084
Thomas Industries, Inc. (a)                          165,700       4,318,142
                                                                ------------
                                                                  13,001,436
ELECTRIC UTILITIES - 2.10%
Black Hills Corp.                                    121,400       3,219,528
Cleco Corp.                                          181,900       2,546,600
Otter Tail Power Company                              92,000       2,474,800
                                                                ------------
                                                                   8,240,928
ELECTRONICS - 2.20%
Analogic Corp.                                        72,000       3,620,736
Franklin Electric, Inc.                              104,800       5,031,448
                                                                ------------
                                                                   8,652,184
FINANCIAL SERVICES - 2.28%
First Republic Bank *                                189,600       3,790,104
Triad Guaranty, Inc. * (a)                           139,400       5,138,284
                                                                ------------
                                                                   8,928,388
FOOD & BEVERAGES - 0.82%
American Italian Pasta Company, Class A * (a)         88,900       3,198,622
                                                                ------------
FOREST PRODUCTS - 0.82%
Deltic Timber Corp.                                  121,100       3,233,370
                                                                ------------
FURNITURE & FIXTURES - 0.84%
Stanley Furniture Company, Inc. *                    141,500       3,289,875
                                                                ------------
GAS & PIPELINE UTILITIES - 0.73%
Vectren Corp.                                        125,300       2,881,900
                                                                ------------
HOTELS & RESTAURANTS - 3.63%
RARE Hospitality International, Inc. *               242,500       6,697,850
Ruby Tuesday, Inc.                                   436,500       7,547,085
                                                                ------------
                                                                  14,244,935
INDUSTRIAL MACHINERY - 2.12%
AptarGroup, Inc.                                     145,500       4,545,420
IDEX Corp.                                           114,800       3,753,960
                                                                ------------
                                                                   8,299,380
INSURANCE - 5.33%
Brown & Brown, Inc.                                  270,800       8,752,256
Markel Corp. *                                        20,200       4,151,100
Ohio Casualty Corp. * (a)                             99,600       1,289,820
Proassurance Corp. *                                 242,500       5,092,500
Scottish Annuity & Life (a)                           93,200       1,626,340
                                                                ------------
                                                                  20,912,016
INTERNET SOFTWARE - 0.09%
Stellent, Inc. *                                      77,900        345,798
                                                                ------------
INVESTMENT COMPANIES - 3.04%
Allied Capital Corp.                                 267,379       5,836,884
American Capital Strategies, Ltd. (a)                 90,000       1,943,100
First Financial Fund, Inc. (a)                       273,200       3,625,364
Gladstone Capital Corp. (a)                           32,800         540,216
                                                                ------------
                                                                  11,945,564
LEISURE TIME - 1.30%
SCP Pool Corp. * (a)                                 174,700       5,101,240
                                                                ------------
LIFE SCIENCES - 0.39%
Symyx Technologies, Inc. *                           121,400       1,528,426
                                                                ------------
MANUFACTURING - 2.26%
Mathews International Corp., Class A                 262,700       5,866,354
Nordson Corp.                                        120,230       2,985,311
                                                                ------------
                                                                   8,851,665
MINING - 0.94%
Penn Virginia Corp.                                  101,400       3,685,890
                                                                ------------
MOBILE HOMES - 0.91%
Skyline Corp. (a)                                    120,900       3,566,550
                                                                ------------
NEWSPAPERS - 0.49%
Journal Register Company *                           108,800       1,934,464
                                                                ------------
PAPER - 1.80%
Caseys General Stores, Inc.                          282,900       3,454,209
Wausau-Mosinee Paper Corp.                           323,300       3,627,426
                                                                ------------
                                                                   7,081,635
PETROLEUM SERVICES - 0.96%
Atwood Oceanics, Inc. *                               78,800       2,371,880
Lone Star Technologies, Inc. *                        93,000       1,384,770
                                                                ------------
                                                                   3,756,650
PHARMACEUTICALS - 0.32%
Guilford Pharmaceuticals, Inc. * (a)                 315,200       1,254,496
                                                                ------------
REAL ESTATE - 7.29%
Aaron Rents, Inc., Class A (a)                         9,800         222,460
Aaron Rents, Inc., Class B                           212,300       4,645,124
Bedford Property Investments, Inc.                   121,300       3,116,197
Glenborough Realty Trust, Inc., REIT                 214,200       3,817,044
Innkeepers USA Trust, REIT                           281,900       2,159,354
Kilroy Realty Corp., REIT                            181,900       4,192,795
LaSalle Hotel Properties, REIT                       156,200       2,186,800
Sun Communities, Inc., REIT                          141,500       5,174,655
Washington REIT, REIT                                121,400       3,095,700
                                                                ------------
                                                                  28,610,129
RETAIL GROCERY - 0.41%
Wild Oats Markets, Inc. * (a)                        154,000       1,589,280
                                                                ------------
RETAIL TRADE - 5.03%
CSS Industries, Inc. *                                89,100       2,949,210
Fred's, Inc., Class A                                254,600       6,543,220
Hancock Fabrics, Inc. (a)                            181,900       2,773,975
Haverty Furniture Companies, Inc. (a)                323,300       4,493,870
Stein Mart, Inc. *                                   489,100       2,983,510
                                                                ------------
                                                                  19,743,785

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
SANITARY SERVICES - 1.17%
Casella Waste Systems, Inc., Class A *               342,400    $  3,043,936
Waste Connections, Inc. * (a)                         40,400       1,559,844
                                                                ------------
                                                                   4,603,780
SEMICONDUCTORS - 1.75%
ATMI, Inc. * (a)                                     132,000       2,444,640
Exar Corp. *                                         213,400       2,646,160
Mykrolis Corp. *                                     242,800       1,772,440
                                                                ------------
                                                                   6,863,240
SOFTWARE - 1.65%
Netegrity, Inc. *                                    240,000         780,720
Progress Software Corp. *                            222,300       2,878,785
SPSS, Inc. *                                         202,300       2,830,177
                                                                ------------
                                                                   6,489,682
STEEL - 1.11%
Carpenter Technology Corp.                           101,000       1,257,450
Gibraltor Steel Corp.                                161,700       3,078,768
                                                                ------------
                                                                   4,336,218
TIRES & RUBBER - 0.55%
Myers Indiana, Inc.                                  201,700       2,158,190
                                                                ------------
TRUCKING & FREIGHT - 3.67%
Hub Group, Inc., Class A *                            58,000         278,400
Kirby Corp. *                                         29,500         808,005
Landstar Systems, Inc. * (a)                         145,500       8,491,380
Midwest Express Holdings, Inc. *                     107,500         575,125
UTI Worldwide, Inc. (a)                              161,700       4,244,625
                                                                ------------
                                                                  14,397,535
TOTAL COMMON STOCK
(Cost: $370,316,548)                                            $345,214,056
                                                                ------------
WARRANTS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Del Global Technologies Corp.*                         1,442             433
                                                                ------------
TOTAL WARRANTS
(Cost: $0)                                                      $        433
                                                                ------------


                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                     ------        -----
CORPORATE BONDS - 0.00%
DRUGS & HEALTH CARE - 0.00%
Del Global Technologies
  Corp., 6.00% due 03/28/2007                     $      2,884  $          0
                                                                ------------
TOTAL CORPORATE BONDS
(Cost: $0)                                                      $          0
                                                                ------------
SHORT TERM INVESTMENTS - 11.27%
Navigator Securities Lending
  Trust, 1.43%                                      35,733,345    35,733,345
T. Rowe Price Reserve Investment
  Fund, 1.54% (c)                                    8,503,602     8,503,602
                                                                ------------
                                                                $ 44,236,947
REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.600% to be
  repurchased at $2,933,098
  on 01/02/2003,
  collateralized by
  $1,915,000 U.S. Treasury
  Bonds, 9.875% due
  11/15/2015 (valued at
  $2,994,581, including
  interest).                                         2,933,000     2,933,000
                                                                ------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE
TRUST) (Cost: $417,486,495)                                     $392,384,436
                                                                ============

MID CAP VALUE TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 90.39%
AGRICULTURE - 1.37%
Monsanto Company                                     250,700    $  4,825,975
                                                                ------------
APPAREL & TEXTILES - 1.13%
Tommy Hilfiger Corp. *                               572,500       3,978,875
                                                                ------------
AUTO PARTS - 4.01%
Dana Corp.                                           485,200       5,705,952
Genuine Parts Company                                274,000       8,439,200
                                                                ------------
                                                                  14,145,152
CHEMICALS - 5.91%
Crompton Corp.                                       673,200       4,005,540
Eastman Chemical Company                             184,700       6,791,419
IMC Global, Inc.                                     639,400       6,822,398
Solutia, Inc.                                        895,600       3,251,028
                                                                ------------
                                                                  20,870,385
COMPUTERS & BUSINESS EQUIPMENT - 1.43%
Sybase, Inc. *                                       376,800       5,049,120
                                                                ------------
CONTAINERS & GLASS - 4.48%
Ball Corp.                                           153,400       7,852,546
Pactiv Corp. *                                       364,700       7,972,342
                                                                ------------
                                                                  15,824,888
DOMESTIC OIL - 4.21%
EOG Resources, Inc.                                  198,500       7,924,120
Kerr-McGee Corp.                                     156,600       6,937,380
                                                                ------------
                                                                  14,861,500
DRUGS & HEALTH CARE - 4.40%
Caremark Rx, Inc. *                                  473,300       7,691,125
Health Net, Inc. *                                   296,800       7,835,520
                                                                ------------
                                                                  15,526,645
ELECTRICAL EQUIPMENT - 2.41%
Hubbell, Inc., Class B                               242,700       8,528,478
                                                                ------------
ELECTRIC UTILITIES - 5.49%
Ameren Corp.                                         173,700       7,220,709
CMS Energy Corp. (a)                                 639,200       6,034,048
Northeast Utilities                                  404,400       6,134,748
                                                                ------------
                                                                  19,389,505

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
FOOD & BEVERAGES - 1.82%
Archer-Daniels-Midland Company                       519,300    $  6,439,320
                                                                ------------
FURNITURE & FIXTURES - 1.49%
Leggett & Platt, Inc.                                234,400       5,259,936
                                                                ------------
GAS & PIPELINE UTILITIES - 1.40%
Southwest Gas Corp.                                  211,400       4,957,330
                                                                ------------
HEALTHCARE PRODUCTS - 4.74%
Bausch & Lomb, Inc. (a)                              121,400       4,370,400
Boston Scientific Corp. *                            128,200       5,451,064
Mylan Laboratories, Inc.                             198,100       6,913,690
                                                                ------------
                                                                  16,735,154
HOTELS & RESTAURANTS - 3.63%
CBRL Group, Inc.                                     242,400       7,303,512
Jack In the Box, Inc. *                               30,500         527,345
Park Place Entertainment Corp. *                     595,200       4,999,680
                                                                ------------
                                                                  12,830,537
HOUSEHOLD PRODUCTS - 1.66%
Newell Rubbermaid, Inc.                              193,600       5,871,888
                                                                ------------
INDUSTRIAL MACHINERY - 2.60%
CNH Global NV (a)                                    883,610       3,357,718
Cummins, Inc. (a)                                     68,400       1,924,092
W.W. Grainger, Inc.                                   76,000       3,917,800
                                                                ------------
                                                                   9,199,610
INSURANCE - 11.28%
Aetna, Inc.                                           71,500       2,940,080
Everest Re Group, Ltd.                               128,600       7,111,580
PartnerRe, Ltd.                                      166,000       8,602,120
SAFECO Corp.                                         246,600       8,549,622
St. Paul Companies, Inc.                              80,800       2,751,240
Transatlantic Holdings, Inc.                          24,300       1,620,810
XL Capital, Ltd., Class A                            106,800       8,250,300
                                                                ------------
                                                                  39,825,752
MANUFACTURING - 2.41%
Snap-on, Inc.                                        303,200       8,522,952
                                                                ------------
METAL & METAL PRODUCTS - 1.66%
Timken Company                                       306,500       5,854,150
                                                                ------------
MINING - 1.92%
Potash Corporation of Saskatchewan, Inc.             106,700       6,785,053
                                                                ------------
OFFICE FURNISHINGS & SUPPLIES - 1.32%
Office Depot, Inc. *                                 315,900       4,662,684
                                                                ------------
PAPER - 3.46%
Georgia-Pacific Corp.                                487,100       7,871,536
MeadWestvaco Corp.                                   175,900       4,346,489
                                                                ------------
                                                                  12,218,025
PETROLEUM SERVICES - 4.74%
Halliburton Company                                  507,300    $  9,491,583
Pride International, Inc. *                          485,500       7,233,950
                                                                ------------
                                                                  16,725,533
REAL ESTATE - 2.96%
Healthcare Realty Trust                              189,400       5,539,950
Host Marriott Corp., REIT *                          557,196       4,931,184
                                                                ------------
                                                                  10,471,134
RETAIL GROCERY - 0.91%
Albertsons, Inc.                                     144,100       3,207,666
                                                                ------------
RETAIL TRADE - 7.55%
Big Lots, Inc. *                                     525,560       6,953,159
Foot Locker, Inc.                                    688,500       7,229,250
J. C. Penney, Inc.                                   276,400       6,359,964
Payless ShoeSource, Inc. *                           119,100       6,130,077
                                                                ------------
                                                                  26,672,450
TOTAL COMMON STOCK
(Cost: $337,423,214)                                            $319,239,697
                                                                ------------


                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 3.21%
Navigator Securities Lending Trust,
  1.43%                                          $  11,321,962  $ 11,321,962
                                                                ------------
REPURCHASE AGREEMENTS - 6.40%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.60% to be
  repurchased at $22,600,753
  on 01/02/2003,
  collateralized by
  $20,815,000 U.S. Treasury
  Bonds, 5.50% due 08/15/2028
  (valued at $23,055,860,
  including interest).                           $  22,600,000  $ 22,600,000
                                                                ------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(Cost: $371,345,176)                                            $353,161,659
                                                                ============

VALUE TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 97.20%
AEROSPACE - 1.28%
Honeywell International, Inc.                         89,900    $  2,157,600
Textron, Inc.                                         25,600       1,100,544
                                                                ------------
                                                                   3,258,144
AIR TRAVEL - 0.35%
Delta Air Lines, Inc. (a)                             73,400         888,140
                                                                ------------
APPAREL & TEXTILES - 3.36%
Liz Claiborne, Inc.                                  156,400       4,637,260
V.F. Corp.                                           109,200       3,936,660
                                                                ------------
                                                                   8,573,920
AUTO PARTS - 1.81%
Eaton Corp.                                           59,000    $  4,608,490
                                                                ------------
AUTOMOBILES - 0.50%
Ford Motor Company                                   136,500       1,269,450
                                                                ------------
BANKING - 5.14%
Bank of America Corp.                                 81,100       5,642,127
FleetBoston Financial Corp.                           23,300         566,190

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
BANKING - 5.14%
Wachovia Corp.                                       143,000    $  5,210,920
Wells Fargo & Company                                 35,900       1,682,633
                                                                ------------
                                                                  13,101,870
BUILDING MATERIALS & CONSTRUCTION - 0.83%
Masco Corp.                                          100,400       2,113,420
                                                                ------------
BUSINESS SERVICES - 1.65%
Computer Sciences Corp. *                            122,200       4,209,790
                                                                ------------
CHEMICALS - 7.67%
Air Products & Chemicals, Inc.                        88,600       3,787,650
Dow Chemical Company                                  40,700       1,208,790
Engelhard Corp.                                      151,400       3,383,790
IMC Global, Inc.                                     131,000       1,397,770
Lubrizol Corp.                                       140,700       4,291,350
PPG Industries, Inc.                                  33,500       1,680,025
Rohm & Haas Company                                  116,700       3,790,416
                                                                ------------
                                                                  19,539,791
COMPUTERS & BUSINESS EQUIPMENT - 3.43%
Hewlett-Packard Company                              179,600       3,117,856
Lexmark International Group, Inc., Class A *          74,200       4,489,100
Quantum Corp. *                                      423,300       1,130,211
                                                                ------------
                                                                   8,737,167
CONSTRUCTION & MINING EQUIPMENT - 0.78%
Caterpillar, Inc.                                     43,500       1,988,820
                                                                ------------
CRUDE PETROLEUM & NATURAL GAS - 0.93%
Occidental Petroleum Corp.                            83,400       2,372,730
                                                                ------------
DOMESTIC OIL - 2.50%
Amerada Hess Corp.                                    26,100       1,436,805
Anadarko Petroleum Corp.                              53,900       2,581,810
Kerr-McGee Corp.                                      23,200       1,027,760
Marathon Oil Corp.                                    62,500       1,330,625
                                                                ------------
                                                                   6,377,000
DRUGS & HEALTH CARE - 5.27%
Beckman Coulter, Inc.                                 77,300       2,281,896
Health Net, Inc. *                                   422,800      11,161,920
                                                                ------------
                                                                  13,443,816
ELECTRICAL EQUIPMENT - 0.98%
Cooper Industries, Ltd., Class A                      68,600       2,500,470
                                                                ------------
ELECTRIC UTILITIES - 1.08%
CenterPoint Energy, Inc.                             126,400       1,074,400
Duke Energy Corp.                                     86,100       1,682,394
                                                                ------------
                                                                   2,756,794
ELECTRONICS - 1.32%
Arrow Electronics, Inc. *                            142,300    $  1,820,017
Avnet, Inc. *                                        141,500       1,532,445
                                                                ------------
                                                                   3,352,462
FINANCIAL SERVICES - 9.64%
CIT Group, Inc.                                      119,500       2,342,200
Citigroup, Inc.                                      105,100       3,698,469
Federal Home Loan Mortgage Corp.                      25,500       1,505,775
Federal National Mortgage Association                 21,500       1,383,095
J.P. Morgan Chase & Company                           62,500       1,500,000
Lehman Brothers Holdings, Inc.                        22,400       1,193,696
MBNA Corp.                                           126,800       2,411,736
PNC Financial Services Group                         153,200       6,419,080
Washington Mutual, Inc.                              119,500       4,126,335
                                                                ------------
                                                                  24,580,386
FOREST PRODUCTS - 0.76%
Weyerhaeuser Company                                  39,200       1,929,032
                                                                ------------
GAS & PIPELINE UTILITIES - 0.33%
NiSource, Inc.                                        41,900         838,000
                                                                ------------
HEALTHCARE SERVICES - 1.56%
HEALTHSOUTH Corp. *                                  947,900       3,981,180
                                                                ------------
HOTELS & RESTAURANTS - 0.74%
Yum! Brands, Inc. *                                   78,000       1,889,160
                                                                ------------
HOUSEHOLD APPLIANCES - 3.83%
Black & Decker Corp.                                  34,700       1,488,283
Maytag Corp.                                          71,600       2,040,600
The Stanley Works                                     45,500       1,573,390
Whirlpool Corp. (a)                                   89,100       4,652,802
                                                                ------------
                                                                   9,755,075
HOUSEHOLD PRODUCTS - 1.40%
Fortune Brands, Inc.                                  76,900       3,576,619
                                                                ------------
INDUSTRIAL MACHINERY - 6.34%
Cummins, Inc. (a)                                     99,800       2,807,374
Dover Corp.                                           35,800       1,043,928
Ingersoll-Rand Company, Inc., Class A                 92,100       3,965,826
Parker-Hannifin Corp.                                144,700       6,675,011
Tecumseh Products Company, Class A                    38,100       1,681,353
                                                                ------------
                                                                  16,173,492
INSURANCE - 8.72%
ACE, Ltd.                                             49,500       1,452,330
CIGNA Corp.                                           66,400       2,730,368
Everest Re Group, Ltd.                                45,500       2,516,150
Hartford Financial Services Group, Inc.               73,200       3,325,476
MGIC Investment Corp.                                 20,400         842,520
St. Paul Companies, Inc.                             126,200       4,297,110
The Allstate Corp.                                   108,100       3,998,619
Travelers Property Casualty Corp., Class A *          65,099         953,700
Travelers Property Casualty Corp., Class B *           9,302         136,274
UNUMProvident Corp.                                  112,900       1,980,266
                                                                ------------
                                                                  22,232,813
INTERNATIONAL OIL - 0.73%
Royal Dutch Petroleum Company                         42,100       1,853,242
                                                                ------------
INTERNET SOFTWARE - 0.48%
Check Point Software Technologies, Ltd. *             94,100    $  1,220,477
                                                                ------------
MANUFACTURING - 3.49%
Tyco International, Ltd.                             521,300       8,903,804
                                                                ------------
METAL & METAL PRODUCTS - 0.38%
Companhia Vale Do Rio Doce, ADR * (a)                 33,100         956,921
                                                                ------------
PAPER - 0.80%
International Paper Company                           58,200       2,035,254
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
PETROLEUM SERVICES - 3.45%
BP PLC, ADR                                           67,500    $  2,743,875
ChevronTexaco Corp.                                   41,900       2,785,512
ConocoPhillips                                        31,661       1,532,076
Cooper Cameron Corp. *                                17,300         861,886
Nabors Industries, Ltd. *                             25,000         881,750
                                                                ------------
                                                                   8,805,099
PHARMACEUTICALS - 6.11%
Bristol-Myers Squibb Company                         183,700       4,252,655
Merck & Company, Inc.                                114,600       6,487,506
Wyeth                                                129,600       4,847,040
                                                                ------------
                                                                  15,587,201
RAILROADS & EQUIPMENT - 0.46%
Burlington Northern Santa Fe Corp.                    44,900       1,167,849
                                                                ------------
RETAIL GROCERY - 0.64%
The Kroger Company *                                 106,200       1,640,790
                                                                ------------
RETAIL TRADE - 1.82%
Best Buy Company, Inc. *                             184,600       4,458,090
Federated Department Stores, Inc. *                    6,300         181,188
                                                                ------------
                                                                   4,639,278
SANITARY SERVICES - 0.87%
Waste Management, Inc.                                97,300       2,230,116
                                                                ------------
SEMICONDUCTORS - 0.18%
Axcelis Technologies, Inc. * (a)                      82,000         459,938
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.65%
Amdocs, Ltd. *                                       295,900       2,905,738
Scientific-Atlanta, Inc. (a)                         108,600       1,287,996
                                                                ------------
                                                                   4,193,734
TELEPHONE - 2.17%
SBC Communications, Inc.                              99,200       2,689,312
Verizon Communications, Inc.                          73,100       2,832,625
                                                                ------------
                                                                   5,521,937
TRUCKING & FREIGHT - 1.77%
CNF Transportation, Inc.                              65,600       2,180,544
Navistar International Corp. *                        95,800       2,328,898
                                                                ------------
                                                                   4,509,442
TOTAL COMMON STOCK
(Cost: $297,827,919)                                            $247,773,113
                                                                ------------

                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------       -----
SHORT TERM INVESTMENTS - 1.90%
Navigator Securities Lending
  Trust, 1.43%,                                  $   4,849,173  $  4,849,173
                                                                ------------
REPURCHASE AGREEMENTS - 0.90%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002
  at 0.60%, to be repurchased at
  $2,295,077 on 01/02/2003,
  collateralized by $1,500,000
  U.S. Treasury Bonds, 9.875% due
  11/15/2015 (valued at
  $2,345,625.00, including
  interest).                                         2,295,000     2,295,000
                                                                ------------
TOTAL INVESTMENTS (VALUE TRUST)
(Cost: $304,972,092)                                            $254,917,286
                                                                ============

EQUITY INDEX TRUST

                                                      SHARES       VALUE
                                                      ------       -----
COMMON STOCK - 98.53%
ADVERTISING - 0.23%
Omnicom Group, Inc.                                    1,645    $    106,267
The Interpublic Group of Companies, Inc.               3,382          47,619
TMP Worldwide, Inc. *                                    956          10,812
                                                                ------------
                                                                     164,698
AEROSPACE - 1.96%
B.F. Goodrich Company                                  1,003          18,375
Boeing Company                                         7,343         242,246
General Dynamics Corp.                                 1,757         139,453
Honeywell International, Inc.                          7,184         172,416
Lockheed Martin Corp.                                  3,988         230,307
Northrop Grumman Corp.                                 1,592         154,424
Raytheon Company                                       3,552         109,224
Rockwell Collins, Inc.                                 1,602          37,263
Textron, Inc.                                          1,205          51,803
United Technologies Corp.                              4,143         256,617
                                                                ------------
                                                                   1,412,128
AGRICULTURE - 0.06%
Monsanto Company                                       2,295          44,179
                                                                ------------
AIR TRAVEL - 0.15%
Delta Air Lines, Inc.                                  1,061          12,838
Southwest Airlines Company                             6,763          94,006
                                                                ------------
                                                                     106,844
APPAREL & TEXTILES - 0.26%
Cintas Corp.                                           1,490          68,168
Jones Apparel Group, Inc. *                            1,130          40,047
Liz Claiborne, Inc.                                      919          27,248
Reebok International, Ltd. *                             526          15,464
V.F. Corp.                                               954          34,392
                                                                ------------
                                                                     185,319
AUTO PARTS - 0.30%
AutoZone, Inc. *                                         862          60,900
Dana Corp.                                             1,340          15,759
Delphi Automotive Systems Corp.                        4,901          39,453
Eaton Corp.                                              617          48,194
Genuine Parts Company                                  1,529          47,093
Visteon Corp.                                          1,141           7,941
                                                                ------------
                                                                     219,340

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
AUTOMOBILES - 0.52%
Ford Motor Company                                    16,058    $    149,339
General Motors Corp.                                   4,904         180,762
PACCAR, Inc.                                           1,013          46,730
                                                                ------------
                                                                     376,831
BANKING - 6.39%
AmSouth BanCorp                                        3,110          59,712
Bank of America Corp.                                 13,084         910,254
Bank of New York, Inc.                                 6,353         152,218
Bank One Corp.                                        10,183         372,189
BB&T Corp.                                             4,184         154,766
Comerica, Inc.                                         1,529          66,114
Fifth Third Bancorp                                    5,051         295,736
First Tennessee National Corp.                         1,099          39,498
FleetBoston Financial Corp.                            9,181         223,098
Golden West Financial Corp.                            1,340          96,225
Huntington Bancshares, Inc.                            2,062          38,580
KeyCorp                                                3,715          93,395
Marshall & Ilsley Corp.                                1,913          52,378
National City Corp.                                    5,350         146,162
North Fork BanCorp, Inc.                               1,413          47,675
Northern Trust Corp.                                   1,936          67,857
Southtrust Corp.                                       3,033          75,370
SunTrust Banks, Inc.                                   2,480         141,162
Union Planters Corp.                                   1,735          48,823
US Bancorp                                            16,752         355,477
Wachovia Corp.                                        11,892         433,344
Wells Fargo & Company                                 14,790         693,207
Zions BanCorp                                            799          31,440
                                                                ------------
                                                                   4,594,680
BIOTECHNOLOGY - 1.14%
Amgen, Inc. *                                         11,257         544,164
Applera Corp. - Applied Biosystems Group               1,835          32,186
Biogen, Inc. *                                         1,306          52,318
Chiron Corp. *                                         1,647          61,927
Genzyme Corp. *                                        1,879          55,562
MedImmune, Inc. *                                      2,198          59,720
Millipore Corp. *                                        410          13,940
                                                                ------------
                                                                     819,817
BROADCASTING - 1.22%
Clear Channel Communications, Inc. *                   5,359         199,837
Univision Communications, Inc., Class A * (a)          2,006          49,147
Viacom, Inc., Class B *                               15,402         627,786
                                                                ------------
                                                                     876,770
BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc. *                      636          45,245
Masco Corp.                                            4,308          90,683
                                                                ------------
                                                                     135,928
BUSINESS SERVICES - 1.62%
AMR Corp. *                                            1,436           9,478
Automatic Data Processing, Inc.                        5,237         205,552
Cendant Corp. *                                        9,077          95,127
Computer Sciences Corp. *                              1,504          51,813
Concord EFS, Inc. *                                    4,453          70,090
Convergys Corp. *                                      1,524          23,088
Deluxe Corp.                                             542          22,818
Electronic Data Systems Corp.                          4,174          76,927
First Data Corp.                                       6,578         232,927
Fiserv, Inc. *                                         1,675          56,866
Fluor Corp.                                              678          18,984
ITT Industries, Inc.                                     804          48,795
NCR Corp. *                                              875          20,772
Paychex, Inc.                                          3,290          91,791
PerkinElmer, Inc.                                      1,031           8,506
R.R. Donnelley & Sons Company                            957          20,834
Robert Half International, Inc. *                      1,470          23,682
SunGuard Data Systems, Inc. *                          2,480          58,429
Unisys Corp. *                                         2,850          28,215
                                                                ------------
                                                                   1,164,694
CABLE AND TELEVISION - 1.37%
AOL Time Warner, Inc. *                               39,098         512,184
Comcast Corp., Class A *                              20,185         475,749
                                                                ------------
                                                                     987,933
CELLULAR COMMUNICATIONS - 0.37%
AT&T Wireless Services, Inc. *                        23,700         133,905
Nextel Communications, Inc., Class A *                 8,424          97,297
Sprint Corp. (PCS Group), Series 1 * (a)               8,750          38,325
                                                                ------------
                                                                     269,527
CHEMICALS - 1.46%
Air Products & Chemicals, Inc.,                        1,989          85,030
Ashland, Inc.                                            612          17,460
Dow Chemical Company                                   7,971         236,739
E.I. Du Pont De Nemours & Company                      8,689         368,414
Eastman Chemical Company                                 680          25,004
Engelhard Corp.                                        1,127          25,188
Great Lakes Chemical Corp.                               429          10,244
Hercules, Inc. *                                         895           7,876
PPG Industries, Inc.                                   1,484          74,423
Praxair, Inc.                                          1,415          81,744
Rohm & Haas Company                                    1,938          62,946
Sigma-Aldrich Corp. (a)                                  629          30,632
Waters Corp. *                                         1,133          24,677
                                                                ------------
                                                                   1,050,377
COMMERCIAL SERVICES - 0.08%
Moody's Corp.                                          1,322          54,585
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 6.14%
Apple Computer, Inc. *                                 3,144          45,053
Cisco Systems, Inc. *                                 63,188         827,763
Dell Computer Corp. *                                 22,647         605,581
EMC Corp. *                                           19,251         118,201
Gateway, Inc. *                                        2,664           8,365
Hewlett-Packard Company                               26,686         463,269
Intel Corp.                                           57,947         902,235
International Business Machines Corp.                 14,780       1,145,450
Lexmark International Group, Inc., Class A *           1,101          66,610
Network Appliance, Inc. *                              2,941          29,410
Pitney Bowes, Inc.                                     2,069          67,574
Sun Microsystems, Inc. *                              27,274          84,822
Xerox Corp. * (a)                                      6,441          51,850
                                                                ------------
                                                                   4,416,183
CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                               1,315          37,149
Vulcan Materials Company                                 892          33,450
                                                                ------------
                                                                      70,599
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Caterpillar, Inc.                                      3,011         137,663
                                                                ------------
CONTAINERS & GLASS - 0.15%
Ball Corp.                                               488          24,981
Bemis Company, Inc.                                      466          23,127
Pactiv Corp. *                                         1,371          29,970

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
CONTAINERS & GLASS - CONTINUED
Sealed Air Corp. *                                       729    $     27,192
                                                                ------------
                                                                     105,270
COSMETICS & TOILETRIES - 2.61%
Alberto Culver Company, Class B (a)                      509          25,654
Avon Products, Inc.                                    2,057         110,811
Colgate-Palmolive Company                              4,706         246,735
International Flavors & Fragrances, Inc.                 814          28,571
Kimberly-Clark Corp.                                   4,497         213,473
The Gillette Company                                   9,225         280,071
The Procter & Gamble Company                          11,358         976,106
                                                                ------------
                                                                   1,881,421
CRUDE PETROLEUM & NATURAL GAS - 0.37%
Apache Corp.                                           1,260          71,807
Burlington Resources, Inc.                             1,761          75,107
Occidental Petroleum Corp.                             3,300          93,885
Sunoco, Inc.                                             685          22,728
                                                                ------------
                                                                     263,527
DOMESTIC OIL - 0.58%
Amerada Hess Corp.                                       782          43,049
Anadarko Petroleum Corp.                               2,177         104,278
Devon Energy Corp.                                     1,372          62,975
EOG Resources, Inc.                                    1,012          40,399
Kerr-McGee Corp.                                         881          39,028
Marathon Oil Corp.                                     2,735          58,228
Unocal Corp.                                           2,258          69,050
                                                                ------------
                                                                     417,007
DRUGS & HEALTH CARE - 0.52%
Cardinal Health, Inc.                                  3,870         229,065
Humana, Inc. *                                         1,459          14,590
Quintiles Transnational Corp. *                          972          11,761
Stryker Corp.                                          1,731         116,185
                                                                ------------
                                                                     371,601
EDUCATIONAL SERVICES - 0.09%
Apollo Group, Inc., Class A *                          1,527          67,188
                                                                ------------
ELECTRICAL EQUIPMENT - 3.47%
American Power Conversion Corp. *                      1,669          25,285
Cooper Industries, Ltd., Class A                         791          28,832
Emerson Electric Company                               3,687         187,484
General Electric Company                              87,021       2,118,961
Johnson Controls, Inc.                                   776          62,212
Molex, Inc.                                            1,686          38,846
Power-One, Inc. *                                        718           4,071
Symbol Technologies, Inc.                              1,996          16,407
Tektronix, Inc. *                                        785          14,279
                                                                ------------
                                                                   2,496,377
ELECTRIC UTILITIES - 2.07%
Allegheny Energy, Inc. *                               1,124           8,497
Ameren Corp.                                           1,342          55,787
American Electric Power, Inc.                          2,971          81,197
CenterPoint Energy, Inc.                               2,595          22,058
Cinergy Corp.                                          1,474          49,703
CMS Energy Corp.                                       1,306          12,329
Consolidated Edison, Inc.                              1,867          79,945
Constellation Energy Group, Inc.                       1,444          40,172
Dominion Resources, Inc.                               2,687         147,516
DTE Energy Company                                     1,463          67,883
Duke Energy Corp.                                      7,805         152,510
Edison International *                                 2,831          33,547
Exelon Corp.                                           2,824         149,023
FirstEnergy Corp.                                      2,607          85,953
FPL Group, Inc.                                        1,596          95,968
PG&E Corp. *                                           3,555          49,415
Pinnacle West Capital Corp.                              798          27,204
PPL Corp.                                              1,441          49,974
Public Service Enterprise Group, Inc.                  1,951          62,627
TECO Energy, Inc. (a)                                  1,538          23,793
The AES Corp. *                                        4,674          14,115
The Southern Company                                   6,234         176,983
                                                                ------------
                                                                   1,486,199
ELECTRONICS - 0.28%
Agilent Technologies, Inc. *                           4,085          73,367
Jabil Circuit, Inc. *                                  1,727          30,948
Mirant Corp. *                                         3,124           5,904
Rockwell International Corp.                           1,622          33,592
Sanmina-SCI Corp. *                                    4,697          21,089
Solectron Corp. *                                      7,254          25,752
Thomas & Betts Corp. *                                   489           8,264
                                                                ------------
                                                                     198,916
ENERGY - 0.45%
Calpine Corp. * (a)                                    3,137          10,227
Entergy Corp.                                          1,941          88,490
Progress Energy, Inc.                                  2,071          89,778
Sempra Energy                                          1,796          42,475
TXU Corp.                                              2,830          52,865
Xcel Energy, Inc. (a)                                  3,499          38,489
                                                                ------------
                                                                     322,324
FINANCIAL SERVICES - 8.81%
Ambac Financial Group, Inc.                              926          52,078
American Express Company,                             11,490         406,171
Bear Stearns Companies, Inc.                             842          50,015
Capital One Financial Corp. (a)                        1,942          57,716
Charles Schwab Corp.                                  11,759         127,585
Charter One Financial, Inc.                            1,978          56,828
Citigroup, Inc.                                       44,914       1,580,524
Countrywide Financial Corp.                            1,106          57,125
Equifax, Inc.                                          1,247          28,856
Federal Home Loan Mortgage Corp.                       6,083         359,201
Federal National Mortgage Association                  8,700         559,671
Franklin Resources, Inc.                               2,275          77,532
H & R Block, Inc.                                      1,581          63,556
Household International, Inc.                          4,146         115,300
J.P. Morgan Chase & Company                           17,464         419,136
John Hancock Financial Services, Inc.                  2,522          70,364
Lehman Brothers Holdings, Inc.                         2,078         110,737
MBIA, Inc.                                             1,270          55,702
MBNA Corp.                                            11,172         212,491
Mellon Financial Corp.                                 3,771          98,461
Merrill Lynch & Company, Inc.                          7,561         286,940
Morgan Stanley Dean Witter & Company                   9,495         379,040
PNC Financial Services Group                           2,485         104,122
Providian Financial Corp. *                            2,567          16,660
Regions Financial Corp.                                1,934          64,518
SLM Corp.                                              1,342         139,380
State Street Corp. (b)                                 2,838         110,682
Stilwell Financial, Inc.                               1,926          25,173
Synovus Financial Corp.                                2,627          50,964
T. Rowe Price Group, Inc. (c)                          1,075          29,326
The Goldman Sachs Group, Inc.                          4,176         284,386
Washington Mutual, Inc.                                8,274         285,701
                                                                ------------
                                                                   6,335,941

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
FOOD & BEVERAGES - 4.38%
Anheuser-Busch Companies, Inc.                         7,477    $    361,887
Archer-Daniels-Midland Company                         5,663          70,221
Campbell Soup Company                                  3,588          84,210
Coca-Cola Enterprises, Inc.                            3,932          85,403
ConAgra Foods, Inc.                                    4,695         117,422
Del Monte Foods Company *                                 16             123
General Mills, Inc.                                    3,217         151,038
H.J. Heinz Company                                     3,070         100,911
Hershey Foods Corp.                                    1,189          80,186
Kellogg Company                                        3,568         122,275
Pepsi Bottling Group, Inc.                             2,453          63,042
PepsiCo, Inc.                                         15,101         637,564
Sara Lee Corp.                                         6,819         153,496
Starbucks Corp. *                                      3,396          69,211
The Coca-Cola Company                                 21,675         949,799
William Wrigley Jr. Company                            1,968         108,004
                                                                ------------
                                                                   3,154,792
FOREST PRODUCTS - 0.14%
Louisiana Pacific Corp. *                                856           6,899
Weyerhaeuser Company                                   1,918          94,385
                                                                ------------
                                                                     101,284
FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                  1,708          38,328
                                                                ------------
GAS & PIPELINE UTILITIES - 0.29%
Dynegy, Inc., Class A *                                3,161           3,730
El Paso Corp.                                          5,270          36,679
KeySpan Corp.                                          1,242          43,768
Kinder Morgan, Inc.                                    1,066          45,060
Nicor, Inc.                                              391          13,306
NiSource, Inc.                                         2,137          42,740
Peoples Energy Corp.                                     300          11,595
Williams Companies, Inc.                               4,519          12,201
                                                                ------------
                                                                     209,079
HEALTHCARE PRODUCTS - 4.30%
Abbott Laboratories                                   13,664         546,560
Bausch & Lomb, Inc. (a)                                  464          16,704
Baxter International, Inc.                             5,191         145,348
Becton Dickinson & Company                             2,247          68,960
Biomet, Inc.                                           2,273          65,144
Boston Scientific Corp. *                              3,567         151,669
Guidant Corp. *                                        2,676          82,555
Johnson & Johnson                                     25,974       1,395,063
Medtronic, Inc.                                       10,668         486,461
St. Jude Medical, Inc. *                               1,554          61,725
Zimmer Holdings, Inc. *                                1,706          70,833
                                                                ------------
                                                                   3,091,022
HEALTHCARE SERVICES - 0.96%
HCA-The Healthcare Company                             4,489         186,293
HEALTHSOUTH Corp. *                                    3,413          14,335
IMS Health, Inc.                                       2,464          39,424
Manor Care, Inc. *                                       805          14,981
McKesson Corp.                                         2,550          68,927
Quest Diagnostics, Inc. *                                856          48,706
UnitedHealth Group, Inc.                               2,662         222,277
Wellpoint Health Networks, Inc., Class A *             1,301          92,579
                                                                ------------
                                                                     687,522
HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp.                                            1,625          72,248
                                                                ------------
HOMEBUILDERS - 0.06%
Centex Corp.                                             527          26,455
KB HOME                                                  434          18,597
                                                                ------------
                                                                      45,052
HOTELS & RESTAURANTS - 0.68%
Darden Restaurants, Inc.                               1,497          30,614
Harrah's Entertainment, Inc. *                           978          38,729
Hilton Hotels Corp.                                    3,293          41,854
Marriott International, Inc., Class A                  2,080          68,370
McDonalds Corp.                                       11,104         178,552
Starwood Hotels & Resorts Worldwide, Inc.              1,752          41,592
Wendy's International, Inc.                            1,002          27,124
Yum! Brands, Inc. *                                    2,587          62,657
                                                                ------------
                                                                     489,492
HOUSEHOLD APPLIANCES - 0.15%
Black & Decker Corp.                                     691          29,637
Maytag Corp.                                             675          19,238
The Stanley Works                                        761          26,315
Whirlpool Corp.                                          600          31,332
                                                                ------------
                                                                     106,522
HOUSEHOLD PRODUCTS - 0.30%
Fortune Brands, Inc.                                   1,308          60,835
Newell Rubbermaid, Inc.                                2,339          70,942
The Clorox Company                                     1,924          79,365
Tupperware Corp.                                         526           7,932
                                                                ------------
                                                                     219,074
INDUSTRIAL MACHINERY - 0.51%
Crane Company                                            507          10,104
Cummins, Inc. (a)                                        339           9,536
Deere & Company                                        2,086          95,643
Dover Corp.                                            1,774          51,730
Ingersoll-Rand Company, Inc., Class A                  1,484          63,901
Pall Corp.                                             1,060          17,681
Parker-Hannifin Corp.                                  1,035          47,745
Thermo Electron Corp. *                                1,436          28,892
W.W. Grainger, Inc.                                      803          41,395
                                                                ------------
                                                                     366,627
INSURANCE - 4.83%
ACE, Ltd.                                              2,299          67,453
Aetna, Inc.                                            1,318          54,196
AFLAC, Inc.                                            4,511         135,871
American International Group, Inc.                    22,810       1,319,558
Anthem, Inc. *                                         1,237          77,807
Aon Corp.                                              2,713          51,249
Chubb Corp.                                            1,495          78,039
CIGNA Corp.                                            1,222          50,249
Cincinnati Financial Corp.                             1,410          52,945
Hartford Financial Services Group, Inc.                2,232         101,400
Jefferson-Pilot Corp.                                  1,254          47,790
Lincoln National Corp.                                 1,551          48,981
Marsh & McLennan Companies, Inc.                       4,695         216,956
MetLife, Inc.                                          6,122         165,539
MGIC Investment Corp.                                    881          36,385
Principal Financial Group, Inc.                        2,945          88,733
Progressive Corp.                                      1,903          94,446
Prudential Financial, Inc.                             4,951         157,145
SAFECO Corp.                                           1,211          41,985
St. Paul Companies, Inc.                               1,983          67,521
The Allstate Corp.                                     6,141         227,156
Torchmark, Inc.                                        1,036          37,845
Travelers Property Casualty Corp., Class A *               8             117
Travelers Property Casualty Corp., Class B *           8,772         128,510
UNUMProvident Corp.                                    2,120          37,185

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES        VALUE
                                                      ------        -----
INSURANCE - CONTINUED
XL Capital, Ltd., Class A                              1,188    $     91,773
                                                                ------------
                                                                   3,476,834
INTERNET CONTENT - 0.12%
Yahoo!, Inc. *                                         5,169          84,513
                                                                ------------
INTERNET RETAIL - 0.25%
eBay, Inc. * (a)                                       2,700         183,114
                                                                ------------
LEISURE TIME - 0.69%
Brunswick Corp.                                          814          16,166
Carnival Corp., Class A                                5,133         128,068
International Game Technology *                          758          57,547
The Walt Disney Company                               17,857         291,248
                                                                ------------
                                                                     493,029
LIQUOR - 0.08%
Adolph Coors Company, Class B                            317          19,416
Brown Forman Corp., Class B                              597          39,020
                                                                ------------
                                                                      58,436
MANUFACTURING - 1.38%
3M Company                                             3,412         420,700
Danaher Corp.                                          1,334          87,644
Illinois Tool Works, Inc.                              2,682         173,954
Snap-on, Inc.                                            508          14,280
Tyco International, Ltd.                              17,459         298,200
                                                                ------------
                                                                     994,778
MEDICAL-HOSPITALS - 0.19%
C.R. Bard, Inc.                                          451          26,158
Health Management Associates, Inc., Class A            2,090          37,411
Tenet Healthcare Corp. *                               4,273          70,077
                                                                ------------
                                                                     133,646
METAL & METAL PRODUCTS - 0.23%
Alcoa, Inc.                                            7,391         168,367
                                                                ------------
MINING - 0.21%
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                                  1,273          21,361
Newmont Mining Corp.                                   3,513         101,982
Phelps Dodge Corp. *                                     798          25,257
                                                                ------------
                                                                     148,600
NEWSPAPERS - 0.11%
Dow Jones & Company, Inc.                                726          31,385
Knight-Ridder, Inc.                                      721          45,603
                                                                ------------
                                                                      76,988
OFFICE FURNISHINGS & SUPPLIES - 0.24%
Avery Dennison Corp.                                     961          58,698
Office Depot, Inc. *                                   2,703          39,896
Staples, Inc. *                                        4,119          75,378
                                                                ------------
                                                                     173,972
PAPER - 0.41%
Boise Cascade Corp.                                      503          12,686
Georgia-Pacific Corp.                                  2,200          35,552
International Paper Company                            4,203         146,979
MeadWestvaco Corp.                                     1,758          43,440
Plum Creek Timber Company, Inc.                        1,629          38,444
Temple-Inland, Inc.                                      466          20,882
                                                                ------------
                                                                     297,983
PETROLEUM SERVICES - 4.94%
Baker Hughes, Inc.                                     2,936          94,510
BJ Services Company *                                  1,372          44,329
ChevronTexaco Corp.                                    9,337         620,724
ConocoPhillips                                         5,918         286,372
Exxon Mobil Corp.                                     58,834       2,055,660
Halliburton Company                                    3,823          71,528
McDermott International, Inc. *                          579           2,536
Nabors Industries, Ltd. *                              1,268          44,722
Noble Corp. *                                          1,172          41,196
Rowan Companies, Inc.                                    798          18,115
Schlumberger, Ltd.                                     5,076         213,649
Transocean, Inc.                                       2,799          64,937
                                                                ------------
                                                                   3,558,278
PHARMACEUTICALS - 7.36%
Allergan, Inc.                                         1,133          65,283
AmerisourceBergen Corp.                                  927          50,345
Bristol-Myers Squibb Company                          16,944         392,254
Eli Lilly & Company                                    9,824         623,824
Forest Laboratories, Inc. *                            1,582         155,384
King Pharmaceuticals, Inc. *                           2,112          36,305
Merck & Company, Inc.                                 19,636       1,111,594
Pfizer, Inc.                                          53,889       1,647,387
Pharmacia Corp.                                       11,307         472,633
Schering-Plough Corp.                                 12,829         284,804
Watson Pharmaceuticals, Inc. *                           913          25,810
Wyeth                                                 11,595         433,653
                                                                ------------
                                                                   5,299,276
PHOTOGRAPHY - 0.12%
Eastman Kodak Company                                  2,552          89,422
                                                                ------------
PUBLISHING - 0.67%
American Greetings Corp., Class A * (a)                  580           9,164
Gannett Company, Inc.                                  2,337         167,797
McGraw-Hill Companies, Inc.                            1,694         102,385
Meredith Corp.                                           440          18,089
The New York Times Company, Class A                    1,325          60,592
Tribune Company                                        2,666         121,196
                                                                ------------
                                                                     479,223
RAILROADS & EQUIPMENT - 0.47%
Burlington Northern Santa Fe Corp.                     3,303          85,911
CSX Corp.                                              1,868          52,883
Norfolk Southern Corp.                                 3,402          68,006
Union Pacific Corp.                                    2,214         132,552
                                                                ------------
                                                                     339,352
REAL ESTATE - 0.32%
Equity Office Properties Trust, REIT                   3,605          90,053
Equity Residential Properties Trust, REIT              2,373          58,328
Pulte Homes, Inc.                                        539          25,802
Simon Property Group, Inc., REIT                       1,640          55,875
                                                                ------------
                                                                     230,058
RETAIL GROCERY - 0.66%
Albertsons, Inc.                                       3,317          73,836
Safeway, Inc. *                                        3,861          90,193
SUPERVALU, Inc.                                        1,159          19,135
Sysco Corp.                                            5,741         171,024
The Kroger Company *                                   6,766         104,535
Winn-Dixie Stores, Inc. (a)                            1,267          19,360
                                                                ------------
                                                                     478,083
RETAIL TRADE - 6.16%
Bed Bath & Beyond, Inc. *                              2,559          88,362
Best Buy Company, Inc. *                               2,815          67,982
Big Lots, Inc. *                                       1,043          13,799
Circuit City Stores-Circuit City Group                 1,755          13,022
Costco Wholesale Corp. *                               3,986         111,847

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES        VALUE
                                                      ------        -----
RETAIL TRADE - CONTINUED
CVS Corp.                                              3,438    $     85,847
Dillard's, Inc., Class A                                 777          12,323
Dollar General Corp.                                   2,920          34,894
Family Dollar Stores, Inc.                             1,513          47,221
Federated Department Stores, Inc. *                    1,719          49,439
Home Depot, Inc.                                      20,341         487,370
J. C. Penney, Inc.                                     2,347          54,005
Kohl's Corp. *                                         2,948         164,941
Lowe's Companies, Inc.                                 6,824         255,900
May Department Stores Company                          2,524          58,002
Nordstrom, Inc.                                        1,187          22,517
RadioShack Corp.                                       1,440          26,986
Sears, Roebuck & Company                               2,772          66,389
Target Corp.                                           7,943         238,290
The Gap, Inc.                                          7,730         119,970
The Limited, Inc.                                      4,573          63,702
The TJX Companies, Inc.                                4,618          90,143
Tiffany & Company                                      1,274          30,461
Wal-Mart Stores, Inc.                                 38,593       1,949,332
Walgreen Company                                       8,963         261,630
                                                                ------------
                                                                   4,414,374
SANITARY SERVICES - 0.27%
Allied Waste Industries, Inc. *                        1,664          16,640
Ecolab, Inc.                                           1,134          56,133
Waste Management, Inc.                                 5,331         122,187
                                                                ------------
                                                                     194,960
SEMICONDUCTORS - 1.50%
Advanced Micro Devices, Inc. *                         2,989          19,309
Altera Corp. *                                         3,360          41,429
Analog Devices, Inc. *                                 3,205          76,503
Applied Materials, Inc. *                             14,424         187,945
Applied Micro Circuits Corp. *                         2,491           9,192
Broadcom Corp., Class A * (a)                          2,421          36,460
KLA-Tencor Corp. *                                     1,655          58,537
Linear Technology Corp.                                2,736          70,370
LSI Logic Corp. *                                      3,157          18,216
Maxim Integrated Products, Inc.                        2,808          92,776
Micron Technology, Inc. *                              5,308          51,700
National Semiconductor Corp. *                         1,594          23,926
Novellus Systems, Inc. *                               1,305          36,644
NVIDIA Corp. * (a)                                     1,298          14,940
PMC-Sierra, Inc. *                                     1,372           7,628
QLogic Corp. *                                           821          28,333
Teradyne, Inc. *                                       1,548          20,139
Texas Instruments, Inc.                               15,150         227,402
Xilinx, Inc. *                                         2,956          60,894
                                                                ------------
                                                                   1,082,343
SOFTWARE - 4.81%
Adobe Systems, Inc.                                    2,070          51,338
Autodesk, Inc.                                           986          14,100
BMC Software, Inc. *                                   2,065          35,332
Citrix Systems, Inc. *                                 1,453          17,901
Computer Associates International, Inc.                5,020          67,770
Compuware Corp. *                                      3,305          15,864
Electronic Arts, Inc. *                                1,237          61,566
Intuit, Inc. *                                         1,795          84,221
Mercury Interactive Corp. *                              733          21,733
Microsoft Corp. *                                     46,755       2,417,234
Novell, Inc. *                                         3,118          10,414
Oracle Corp. *                                        46,844         505,915
Parametric Technology Corp. *                          2,295           5,783
PeopleSoft, Inc. *                                     2,742          50,179
Rational Software Corp. *                              1,649          17,133
Siebel Systems, Inc. *                                 4,252          31,805
VERITAS Software Corp. *                               3,606          56,326
                                                                ------------
                                                                   3,464,614
STEEL - 0.08%
Allegheny Technologies, Inc.                             779           4,853
Nucor Corp.                                              684          28,249
United States Steel Corp.                                862          11,310
Worthington Industries, Inc.                             706          10,759
                                                                ------------
                                                                      55,171
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.92%
ADC Telecommunications, Inc. *                         6,900          14,421
Andrew Corp. * (a)                                       804           8,265
Avaya, Inc. * (a)                                      3,447           8,445
CIENA Corp. *                                          3,843          19,753
Citizens Communications Company * (a)                  2,477          26,132
Comverse Technology, Inc. *                            1,665          16,683
Corning, Inc. * (a)                                    9,954          32,948
JDS Uniphase Corp. *                                  12,412          30,658
Lucent Technologies, Inc. * (a)                       30,076          37,896
Motorola, Inc.                                        20,136         174,177
QUALCOMM, Inc. *                                       6,868         249,927
Scientific-Atlanta, Inc.                               1,340          15,892
Tellabs, Inc. *                                        3,615          26,281
                                                                ------------
                                                                     661,478
TELEPHONE - 3.72%
Alltel Corp.                                           2,718         138,618
AT&T Corp.                                             6,739         175,950
BellSouth Corp.                                       16,252         420,439
CenturyTel, Inc.                                       1,248          36,666
Qwest Communications International, Inc. *            14,841          74,205
SBC Communications, Inc.                              29,035         787,139
Sprint Corp. (FON Group)                               7,825         113,306
Verizon Communications, Inc.                          23,921         926,939
                                                                ------------
                                                                   2,673,262
TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                             681          10,447
Goodyear Tire &  Rubber Company (a)                    1,436           9,779
                                                                ------------
                                                                      20,226
TOBACCO - 1.13%
Philip Morris Companies, Inc.                         18,089         733,147
R.J. Reynolds Tobacco Holdings, Inc.                     777          32,719
UST, Inc.                                              1,478          49,410
                                                                ------------
                                                                     815,276
TOYS, AMUSEMENTS & SPORTING GOODS - 0.27%
Hasbro, Inc.                                           1,506          17,394
Mattel, Inc.                                           3,828          73,306
NIKE, Inc., Class B                                    2,322         103,260
Toys R Us, Inc. *                                      1,871          18,710
                                                                ------------
                                                                     212,670
TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                  2,647         122,291
                                                                ------------
TRAVEL SERVICES - 0.03%
Sabre Holdings, Inc. *                                 1,247          22,583
                                                                ------------
TRUCKING & FREIGHT - 1.09%
Fedex Corp.                                            2,609         141,460
Navistar International Corp. *                           520          12,641
Ryder Systems, Inc.                                      531          11,916
United Parcel Service, Inc., Class B                   9,763         615,850
                                                                ------------
                                                                     781,867
TOTAL COMMON STOCK
(Cost: $96,444,397)                                             $ 70,899,975
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                   ---------       -----
SHORT TERM INVESTMENTS - 1.47%
Navigator Securities Lending
  Trust, 1.43%                                   $     860,044  $    860,044
United States Treasury Bills
  1.185% due 03/27/2003 ****                           100,000        99,731
  1.17% due 01/30/2003 ****                            100,000        99,905
                                                                ------------
                                                                $  1,059,680
TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $97,504,077)                                             $ 71,959,655
                                                                ============

TACTICAL ALLOCATION TRUST

                                                      SHARES         VALUE
                                                      ------         -----
COMMON STOCK - 98.52%
ADVERTISING - 0.22%
Omnicom Group, Inc.                                    1,400    $     90,440
The Interpublic Group of Companies, Inc.               3,000          42,240
TMP Worldwide, Inc. *                                    900          10,179
                                                                ------------
                                                                     142,859
AEROSPACE - 1.99%
B.F. Goodrich Company                                  1,000          18,320
Boeing Company                                         6,500         214,435
General Dynamics Corp.                                 1,600         126,992
Honeywell International, Inc.                          6,400         153,600
Lockheed Martin Corp.                                  3,500         202,125
Northrop Grumman Corp.                                 1,400         135,800
Raytheon Company                                       3,200          98,400
Rockwell Collins, Inc.                                 1,500          34,890
Textron, Inc.                                          1,100          47,289
United Technologies Corp.                              3,700         229,178
                                                                ------------
                                                                   1,261,029
AGRICULTURE - 0.06%
Monsanto Company                                       2,100          40,425
                                                                ------------
AIR TRAVEL - 0.15%
Delta Air Lines, Inc.                                  1,200          14,520
Southwest Airlines Company                             6,000          83,400
                                                                ------------
                                                                      97,920
APPAREL & TEXTILES - 0.27%
Cintas Corp.                                           1,300          59,475
Jones Apparel Group, Inc. *                            1,000          35,440
Liz Claiborne, Inc.                                      900          26,685
Reebok International, Ltd. *                             500          14,700
V.F. Corp.                                               900          32,445
                                                                ------------
                                                                     168,745
AUTO PARTS - 0.32%
AutoZone, Inc. *                                         800          56,520
Dana Corp.                                             1,400          16,464
Delphi Automotive Systems Corp.                        4,700          37,835
Eaton Corp.                                              600          46,866
Genuine Parts Company                                  1,500          46,200
                                                                ------------
                                                                     203,885
AUTOMOBILES - 0.53%
Ford Motor Company                                    14,400         133,920
General Motors Corp.                                   4,400         162,184
PACCAR, Inc.                                             900          41,517
                                                                ------------
                                                                     337,621
BANKING - 6.38%
AmSouth BanCorp                                        2,800          53,760
Bank of America Corp.                                 11,500         800,055
Bank of New York, Inc.                                 5,600         134,176
Bank One Corp.                                         8,900         325,295
BB&T Corp.                                             3,700         136,863
Comerica, Inc.                                         1,400          60,536
Fifth Third Bancorp                                    4,400         257,620
First Tennessee National Corp.                         1,000          35,940
FleetBoston Financial Corp.                            8,100         196,830
Golden West Financial Corp.                            1,200          86,172
Huntington Bancshares, Inc.                            1,900          35,549
KeyCorp                                                3,300          82,962
Marshall & Ilsley Corp.                                1,700          46,546
National City Corp.                                    4,700         128,404
North Fork BanCorp, Inc.                               1,300          43,862
Northern Trust Corp.                                   1,700          59,585
Southtrust Corp.                                       2,700          67,095
SunTrust Banks, Inc.                                   2,200         125,224
Union Planters Corp.                                   1,600          45,024
US Bancorp                                            14,700         311,934
Wachovia Corp.                                        10,400         378,976
Wells Fargo & Company                                 13,000         609,310
Zions BanCorp                                            800          31,479
                                                                ------------
                                                                   4,053,197
BIOTECHNOLOGY - 1.15%
Amgen, Inc. *                                          9,900         478,566
Applera Corp. - Applied Biosystems Group               1,700          29,818
Biogen, Inc. *                                         1,200          48,072
Chiron Corp. * (a)                                     1,500          56,400
Genzyme Corp. *                                        1,700          50,269
MedImmune, Inc. *                                      2,000          54,340
Millipore Corp. *                                        400          13,600
                                                                ------------
                                                                     731,065
BROADCASTING - 1.22%
Clear Channel Communications, Inc. *                   4,700         175,263
Univision Communications, Inc., Class A * (a)          1,800          44,100
Viacom, Inc., Class B *                               13,600         554,336
                                                                ------------
                                                                     773,699
BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc. *                      600          42,684
Masco Corp.                                            3,800          79,990
                                                                ------------
                                                                     122,674
BUSINESS SERVICES - 1.61%
Automatic Data Processing, Inc.                        4,600         180,550
Cendant Corp. *                                        8,100          84,888
Computer Sciences Corp. *                              1,300          44,785
Concord EFS, Inc. *                                    3,900          61,386
Convergys Corp. *                                      1,400          21,210
Deluxe Corp.                                             500          21,050
Electronic Data Systems Corp.                          3,700          68,191
First Data Corp.                                       5,800         205,378
Fiserv, Inc. *                                         1,500          50,925
Fluor Corp.                                              700          19,600
ITT Industries, Inc.                                     700          42,483
NCR Corp. *                                              800          18,992
Paychex, Inc.                                          2,900          80,910
R.R. Donnelley & Sons Company                          1,000          21,770
Robert Half International, Inc. *                      1,500          24,165
SunGuard Data Systems, Inc. *                          2,200          51,832

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
BUSINESS SERVICES - CONTINUED
Unisys Corp. *                                         2,600    $     25,740
                                                                ------------
                                                                   1,023,855
CABLE AND TELEVISION - 1.37%
AOL Time Warner, Inc. *                               34,500         451,950
Comcast Corp., Class A *                              17,800         419,546
                                                                ------------
                                                                     871,496
CELLULAR COMMUNICATIONS - 0.38%
AT&T Wireless Services, Inc. *                        21,000         118,650
Nextel Communications, Inc., Class A *                 7,400          85,470
Sprint Corp. (PCS Group), Series 1 * (a)               7,800          34,164
                                                                ------------
                                                                     238,284
CHEMICALS - 1.44%
Air Products & Chemicals, Inc.,                        1,800          76,950
Dow Chemical Company                                   7,100         210,870
E.I. Du Pont De Nemours & Company                      7,700         326,480
Eastman Chemical Company                                 700          25,739
Engelhard Corp.                                        1,100          24,585
PPG Industries, Inc.                                   1,300          65,195
Praxair, Inc.                                          1,300          75,101
Rohm & Haas Company                                    1,800          58,464
Sigma-Aldrich Corp. (a)                                  600          29,220
Waters Corp. *                                         1,000          21,780
                                                                ------------
                                                                     914,384
COMMERCIAL SERVICES - 0.08%
Moody's Corp.                                          1,200          49,548
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 6.13%
Apple Computer, Inc. *                                 2,800          40,124
Cisco Systems, Inc. *                                 55,600         728,360
Dell Computer Corp. *                                 19,900         532,126
EMC Corp. *                                           17,000         104,380
Gateway, Inc. *                                        3,000           9,420
Hewlett-Packard Company                               23,500         407,960
Intel Corp.                                           51,000         794,070
International Business Machines Corp.                 13,000       1,007,500
Lexmark International Group, Inc., Class A *           1,000          60,500
Network Appliance, Inc. *                              2,600          26,000
Pitney Bowes, Inc.                                     1,800          58,788
Sun Microsystems, Inc. *                              24,200          75,262
Xerox Corp. * (a)                                      5,700          45,885
                                                                ------------
                                                                   3,890,375
CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                               1,200          33,900
Vulcan Materials Company                                 800          30,000
                                                                ------------
                                                                      63,900
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Caterpillar, Inc.                                      2,700         123,444
                                                                ------------
CONTAINERS & GLASS - 0.17%
Ball Corp.                                               500          25,595
Bemis Company, Inc.                                      500          24,815
Pactiv Corp. *                                         1,300          28,418
Sealed Air Corp. *                                       700          26,110
                                                                ------------
                                                                     104,938
COSMETICS & TOILETRIES - 2.62%
Alberto Culver Company, Class B (a)                      500          25,200
Avon Products, Inc.                                    1,800          96,966
Colgate-Palmolive Company                              4,100         214,963
International Flavors & Fragrances, Inc.                 800          28,080
Kimberly-Clark Corp.                                   4,000         189,880
The Gillette Company                                   8,100         245,916
The Procter & Gamble Company                          10,000         859,400
                                                                ------------
                                                                   1,660,405
CRUDE PETROLEUM & NATURAL GAS - 0.38%
Apache Corp.                                           1,100          62,689
Burlington Resources, Inc.                             1,600          68,240
Occidental Petroleum Corp.                             3,000          85,350
Sunoco, Inc.                                             700          23,226
                                                                ------------
                                                                     239,505
DOMESTIC OIL - 0.59%
Amerada Hess Corp.                                       700          38,535
Anadarko Petroleum Corp.                               1,900          91,010
Devon Energy Corp.                                     1,200          55,080
EOG Resources, Inc.                                      900          35,928
Kerr-McGee Corp.                                         800          35,440
Marathon Oil Corp.                                     2,600          55,354
Unocal Corp.                                           2,100          64,218
                                                                ------------
                                                                     375,565
DRUGS & HEALTH CARE - 0.50%
Cardinal Health, Inc.                                  3,400         201,246
Humana, Inc. *                                         1,400          14,000
Stryker Corp.                                          1,500         100,680
                                                                ------------
                                                                     315,926
EDUCATIONAL SERVICES - 0.10%
Apollo Group, Inc., Class A * (a)                      1,400          61,600
                                                                ------------
ELECTRICAL EQUIPMENT - 3.47%
American Power Conversion Corp. *                      1,600          24,240
Cooper Industries, Ltd., Class A                         800          29,160
Emerson Electric Company                               3,300         167,805
General Electric Company                              76,600       1,865,210
Johnson Controls, Inc.                                   700          56,119
Molex, Inc.                                            1,500          34,560
Symbol Technologies, Inc.                              1,900          15,618
Tektronix, Inc. *                                        700          12,733
                                                                ------------
                                                                   2,205,445
ELECTRIC UTILITIES - 2.08%
Ameren Corp.                                           1,200          49,884
American Electric Power, Inc.                          2,700          73,791
CenterPoint Energy, Inc.                               2,700          22,950
Cinergy Corp.                                          1,300          43,836
Consolidated Edison, Inc.                              1,700          72,794
Constellation Energy Group, Inc.                       1,300          36,166
Dominion Resources, Inc.                               2,400         131,760
DTE Energy Company                                     1,300          60,320
Duke Energy Corp.                                      6,900         134,826
Edison International *                                 2,700          31,995
Exelon Corp.                                           2,500         131,925
FirstEnergy Corp.                                      2,300          75,831
FPL Group, Inc.                                        1,400          84,182
PG&E Corp. *                                           3,200          44,480
Pinnacle West Capital Corp.                              800          27,272
PPL Corp.                                              1,300          45,084
Progress Energy, Inc., CVO                               200              90
Public Service Enterprise Group, Inc.                  1,800          57,780
TECO Energy, Inc. (a)                                  1,500          23,205
The AES Corp. *                                        4,600          13,892
The Southern Company                                   5,500         156,145
                                                                ------------
                                                                   1,318,208
ELECTRONICS - 0.26%
Agilent Technologies, Inc. *                           3,600          64,656
Jabil Circuit, Inc. *                                  1,600          28,672

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
ELECTRONICS - CONTINUED
Rockwell International Corp.                           1,500    $     31,065
Sanmina-SCI Corp. *                                    4,300          19,307
Solectron Corp. *                                      6,600          23,430
                                                                ------------
                                                                     167,130
ENERGY - 0.45%
Calpine Corp. * (a)                                    3,300          10,758
Entergy Corp.                                          1,700          77,503
Progress Energy, Inc.                                  1,800          78,030
Sempra Energy                                          1,600          37,840
TXU Corp.                                              2,600          48,568
Xcel Energy, Inc. (a)                                  3,200          35,200
                                                                ------------
                                                                     287,899
FINANCIAL SERVICES - 8.81%
Ambac Financial Group, Inc.                              800          44,992
American Express Company,                             10,100         357,035
Bear Stearns Companies, Inc.                             800          47,520
Capital One Financial Corp. (a)                        1,700          50,524
Charles Schwab Corp.                                  10,400         112,840
Charter One Financial, Inc.                            1,800          51,714
Citigroup, Inc.                                       39,500       1,390,005
Countrywide Financial Corp.                            1,000          51,650
Equifax, Inc.                                          1,100          25,454
Federal Home Loan Mortgage Corp.                       5,400         318,870
Federal National Mortgage Association                  7,700         495,341
Franklin Resources, Inc.                               2,000          68,160
H & R Block, Inc.                                      1,400          56,280
Household International, Inc.                          3,700         102,897
J.P. Morgan Chase & Company                           15,400         369,600
John Hancock Financial Services, Inc.                  2,200          61,380
Lehman Brothers Holdings, Inc.                         1,800          95,922
MBIA, Inc.                                             1,100          48,246
MBNA Corp.                                             9,800         186,396
Mellon Financial Corp.                                 3,400          88,774
Merrill Lynch & Company, Inc.                          6,700         254,265
Morgan Stanley Dean Witter & Company                   8,300         331,336
PNC Financial Services Group                           2,200          92,180
Providian Financial Corp. *                            2,300          14,927
Regions Financial Corp.                                1,700          56,712
SLM Corp.                                              1,200         124,632
State Street Corp. (a) (b)                             2,500          97,500
Stilwell Financial, Inc.                               1,800          23,526
Synovus Financial Corp.                                2,400          46,560
T. Rowe Price Group, Inc. (c)                          1,000          27,280
The Goldman Sachs Group, Inc.                          3,700         251,970
Washington Mutual, Inc.                                7,200         248,616
                                                                ------------
                                                                   5,593,104
FOOD & BEVERAGES - 4.38%
Anheuser-Busch Companies, Inc.                         6,600         319,440
Archer-Daniels-Midland Company                         5,100          63,240
Campbell Soup Company                                  3,200          75,104
Coca-Cola Enterprises, Inc.                            3,500          76,020
ConAgra Foods, Inc.                                    4,200         105,042
General Mills, Inc.                                    2,800         131,460
H.J. Heinz Company                                     2,700          88,749
Hershey Foods Corp.                                    1,100          74,184
Kellogg Company                                        3,200         109,664
Pepsi Bottling Group, Inc.                             2,200          56,540
PepsiCo, Inc.                                         13,300         561,526
Sara Lee Corp.                                         6,000         135,060
Starbucks Corp. *                                      3,000          61,140
The Coca-Cola Company                                 19,000         832,580
William Wrigley Jr. Company                            1,700          93,296
                                                                ------------
                                                                   2,783,045
FOREST PRODUCTS - 0.13%
Weyerhaeuser Company                                   1,700          83,657
                                                                ------------
FURNITURE & FIXTURES - 0.06%
Leggett & Platt, Inc.                                  1,600          35,904
                                                                ------------
GAS & PIPELINE UTILITIES - 0.27%
El Paso Corp.                                          4,900          34,104
KeySpan Corp.                                          1,100          38,764
Kinder Morgan, Inc.                                    1,000          42,270
NiSource, Inc.                                         2,000          40,000
Williams Companies, Inc.                               5,000          13,500
                                                                ------------
                                                                     168,638
HEALTHCARE PRODUCTS - 4.28%
Abbott Laboratories,                                  12,000         480,000
Bausch & Lomb, Inc. (a)                                  400          14,400
Baxter International, Inc.                             4,600         128,800
Becton Dickinson & Company                             2,000          61,380
Biomet, Inc.                                           2,000          57,320
Boston Scientific Corp. *                              3,100         131,812
Guidant Corp. *                                        2,400          74,040
Johnson & Johnson                                     22,800       1,224,588
Medtronic, Inc.                                        9,400         428,640
St. Jude Medical, Inc. *                               1,400          55,608
Zimmer Holdings, Inc. *                                1,500          62,280
                                                                ------------
                                                                   2,718,868
HEALTHCARE SERVICES - 0.95%
HCA-The Healthcare Company                             3,900         161,850
HEALTHSOUTH Corp. *                                    3,400          14,280
IMS Health, Inc.                                       2,200          35,200
Manor Care, Inc. *                                       800          14,888
McKesson Corp.                                         2,300          62,169
Quest Diagnostics, Inc. *                                800          45,520
UnitedHealth Group, Inc.                               2,300         192,050
Wellpoint Health Networks, Inc., Class A *             1,100          78,276
                                                                ------------
                                                                     604,233
HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp.                                            1,500          66,690
                                                                ------------
HOMEBUILDERS - 0.07%
Centex Corp.                                             500          25,100
KB HOME                                                  400          17,140
                                                                ------------
                                                                      42,240
HOTELS & RESTAURANTS - 0.69%
Darden Restaurants, Inc.                               1,300          26,585
Harrah's Entertainment, Inc. *                           900          35,640
Hilton Hotels Corp.                                    3,000          38,130
Marriott International, Inc., Class A                  1,900          62,453
McDonalds Corp.                                        9,800         157,584
Starwood Hotels & Resorts Worldwide, Inc.              1,600          37,984
Wendy's International, Inc.                              900          24,363
Yum! Brands, Inc. *                                    2,300          55,706
                                                                ------------
                                                                     438,445
HOUSEHOLD APPLIANCES - 0.17%
Black & Decker Corp.                                     700          30,023
Maytag Corp.                                             600          17,100
The Stanley Works                                        800          27,664
Whirlpool Corp.                                          600          31,332
                                                                ------------
                                                                     106,119
HOUSEHOLD PRODUCTS - 0.30%
Fortune Brands, Inc.                                   1,200          55,812
Newell Rubbermaid, Inc.                                2,100          63,693

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
HOUSEHOLD PRODUCTS - CONTINUED
The Clorox Company                                     1,700    $     70,125
                                                                ------------
                                                                     189,630
INDUSTRIAL MACHINERY - 0.48%
Deere & Company                                        1,900          87,115
Dover Corp.                                            1,600          46,656
Ingersoll-Rand Company, Inc., Class A                  1,400          60,284
Parker-Hannifin Corp.                                  1,000          46,130
Thermo Electron Corp. *                                1,300          26,156
W.W. Grainger, Inc.                                      800          41,240
                                                                ------------
                                                                     307,581
INSURANCE - 4.84%
ACE, Ltd.                                              2,000          58,680
Aetna, Inc.                                            1,200          49,344
AFLAC, Inc.                                            3,900         117,468
American International Group, Inc.                    20,000       1,157,000
Anthem, Inc. *                                         1,100          69,190
Aon Corp.                                              2,400          45,336
Chubb Corp.                                            1,300          67,860
CIGNA Corp.                                            1,100          45,232
Cincinnati Financial Corp.                             1,300          48,815
Hartford Financial Services Group, Inc.                2,000          90,860
Jefferson-Pilot Corp.                                  1,100          41,921
Lincoln National Corp.                                 1,400          44,212
Marsh & McLennan Companies, Inc.                       4,100         189,461
MetLife, Inc.                                          5,400         146,016
MGIC Investment Corp.                                    800          33,040
Principal Financial Group, Inc.                        2,600          78,338
Progressive Corp.                                      1,700          84,371
Prudential Financial, Inc.                             4,400         139,656
SAFECO Corp.                                           1,100          38,137
St. Paul Companies, Inc.                               1,800          61,290
The Allstate Corp.                                     5,400         199,746
Torchmark, Inc.                                          900          32,877
Travelers Property Casualty Corp., Class B *           7,700         112,805
UNUMProvident Corp.                                    1,900          33,326
XL Capital, Ltd., Class A                              1,100          84,975
                                                                ------------
                                                                   3,069,956
INTERNET CONTENT - 0.12%
Yahoo!, Inc. *                                         4,500          73,575
                                                                ------------
INTERNET RETAIL - 0.26%
eBay, Inc. *                                           2,400         162,768
                                                                ------------
LEISURE TIME - 0.70%
Brunswick Corp.                                          800          15,888
Carnival Corp., Class A                                4,600         114,770
International Game Technology *                          700          53,144
The Walt Disney Company                               15,800         257,698
                                                                ------------
                                                                     441,500
LIQUOR - 0.06%
Brown Forman Corp., Class B                              600          39,216
                                                                ------------
MANUFACTURING - 1.37%
3M Company                                             3,000         369,900
Danaher Corp.                                          1,200          78,840
Illinois Tool Works, Inc.                              2,400         155,664
Tyco International, Ltd.                              15,400         263,032
                                                                ------------
                                                                     867,436
MEDICAL-HOSPITALS - 0.19%
C.R. Bard, Inc.                                          400          23,200
Health Management Associates, Inc., Class A            1,900          34,010
Tenet Healthcare Corp. *                               3,800          62,320
                                                                ------------
                                                                     119,530
METAL & METAL PRODUCTS - 0.24%
Alcoa, Inc.                                            6,600         150,348
                                                                ------------
MINING - 0.21%
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                                  1,200          20,136
Newmont Mining Corp.                                   3,100          89,993
Phelps Dodge Corp. *                                     800          25,320
                                                                ------------
                                                                     135,449
NEWSPAPERS - 0.12%
Dow Jones & Company, Inc. (a)                            700          30,261
Knight-Ridder, Inc.                                      700          44,275
                                                                ------------
                                                                      74,536
OFFICE FURNISHINGS & SUPPLIES - 0.25%
Avery Dennison Corp.                                     900          54,972
Office Depot, Inc. *                                   2,400          35,424
Staples, Inc. *                                        3,600          65,880
                                                                ------------
                                                                     156,276
PAPER - 0.42%
Georgia-Pacific Corp.                                  2,000          32,320
International Paper Company                            3,800         132,886
MeadWestvaco Corp.                                     1,600          39,536
Plum Creek Timber Company, Inc.                        1,600          37,760
Temple-Inland, Inc.                                      500          22,405
                                                                ------------
                                                                     264,907
PETROLEUM SERVICES - 4.92%
Baker Hughes, Inc.                                     2,700          86,913
BJ Services Company *                                  1,300          42,003
ChevronTexaco Corp.                                    8,200         545,136
ConocoPhillips                                         5,200         251,628
Exxon Mobil Corp.                                     51,700       1,806,398
Halliburton Company                                    3,400          63,614
Nabors Industries, Ltd. *                              1,200          42,324
Noble Corp. *                                          1,100          38,665
Schlumberger, Ltd.                                     4,500         189,405
Transocean, Inc.                                       2,600          60,320
                                                                ------------
                                                                   3,126,406
PHARMACEUTICALS - 7.35%
Allergan, Inc.                                         1,000          57,620
AmerisourceBergen Corp.                                  800          43,448
Bristol-Myers Squibb Company                          14,900         344,935
Eli Lilly & Company                                    8,600         546,100
Forest Laboratories, Inc. *                            1,400         137,508
King Pharmaceuticals, Inc. *                           1,900          32,661
Merck & Company, Inc.                                 17,300         979,353
Pfizer, Inc.                                          47,400       1,449,018
Pharmacia Corp.                                       10,000         418,000
Schering-Plough Corp.                                 11,300         250,860
Watson Pharmaceuticals, Inc. *                           900          25,443
Wyeth                                                 10,200         381,480
                                                                ------------
                                                                   4,666,426
PHOTOGRAPHY - 0.13%
Eastman Kodak Company                                  2,300          80,592
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
PUBLISHING - 0.64%
Gannett Company, Inc.                                  2,100    $    150,780
McGraw-Hill Companies, Inc.                            1,500          90,660
The New York Times Company, Class A                    1,200          54,876
Tribune Company                                        2,400         109,104
                                                                ------------
                                                                     405,420
RAILROADS & EQUIPMENT - 0.47%
Burlington Northern Santa Fe Corp.                     2,900          75,429
CSX Corp.                                              1,700          48,127
Norfolk Southern Corp.                                 3,000          59,970
Union Pacific Corp.                                    1,900         113,753
                                                                ------------
                                                                     297,279
REAL ESTATE - 0.33%
Equity Office Properties Trust, REIT                   3,300          82,434
Equity Residential Properties Trust, REIT              2,200          54,076
Pulte Homes, Inc.                                        500          23,935
Simon Property Group, Inc., REIT                       1,500          51,105
                                                                ------------
                                                                     211,550
RETAIL GROCERY - 0.66%
Albertsons, Inc.                                       2,900          64,554
Safeway, Inc. *                                        3,400          79,424
SUPERVALU, Inc.                                        1,100          18,161
Sysco Corp.                                            5,000         148,950
The Kroger Company *                                   6,000          92,700
Winn-Dixie Stores, Inc. (a)                            1,200          18,336
                                                                ------------
                                                                     422,125
RETAIL TRADE - 6.16%
Bed Bath & Beyond, Inc. *                              2,300          79,419
Best Buy Company, Inc. *                               2,500          60,375
Big Lots, Inc. *                                       1,000          13,230
Circuit City Stores-Circuit City Group                 1,700          12,614
Costco Wholesale Corp. *                               3,500          98,210
CVS Corp.                                              3,000          74,910
Dollar General Corp. (a)                               2,600          31,070
Family Dollar Stores, Inc.                             1,400          43,694
Federated Department Stores, Inc. *                    1,600          46,016
Home Depot, Inc.                                      17,900         428,884
J. C. Penney, Inc. (a)                                 2,100          48,321
Kohl's Corp. *                                         2,600         145,470
Lowe's Companies, Inc.                                 6,000         225,000
May Department Stores Company                          2,300          52,854
Nordstrom, Inc.                                        1,100          20,867
RadioShack Corp.                                       1,300          24,362
Sears, Roebuck & Company                               2,500          59,875
Target Corp.                                           7,000         210,000
The Gap, Inc.                                          6,800         105,536
The Limited, Inc.                                      4,100          57,113
The TJX Companies, Inc.                                4,100          80,032
Tiffany & Company                                      1,100          26,301
Toys R Us, Inc. *                                      1,700          17,000
Wal-Mart Stores, Inc.                                 34,000       1,717,340
Walgreen Company                                       7,900         230,601
                                                                ------------
                                                                   3,909,094
SANITARY SERVICES - 0.27%
Allied Waste Industries, Inc. *                        1,600          16,000
Ecolab, Inc.                                           1,000          49,500
Waste Management, Inc.                                 4,700         107,724
                                                                ------------
                                                                     173,224
SEMICONDUCTORS - 1.51%
Advanced Micro Devices, Inc. * (a)                     2,800          18,088
Altera Corp. *                                         3,000          36,990
Analog Devices, Inc. *                                 2,800          66,836
Applied Materials, Inc. *                             12,700         165,481
Applied Micro Circuits Corp. *                         2,600           9,594
Broadcom Corp., Class A * (a)                          2,200          33,132
KLA-Tencor Corp. *                                     1,500          53,055
Linear Technology Corp.                                2,400          61,728
LSI Logic Corp. *                                      3,100          17,887
Maxim Integrated Products, Inc.                        2,500          82,600
Micron Technology, Inc. *                              4,800          46,752
National Semiconductor Corp. *                         1,500          22,515
Novellus Systems, Inc. *                               1,200          33,696
NVIDIA Corp. * (a)                                     1,200          13,812
QLogic Corp. *                                           700          24,157
Teradyne, Inc. * (a)                                   1,500          19,515
Texas Instruments, Inc.                               13,400         201,134
Xilinx, Inc. *                                         2,600          53,560
                                                                ------------
                                                                     960,532

SOFTWARE - 4.81%
Adobe Systems, Inc.                                    1,800          44,642
Autodesk, Inc.                                           900          12,870
BMC Software, Inc. *                                   1,800          30,798
Citrix Systems, Inc. *                                 1,400          17,248
Computer Associates International, Inc.                4,500          60,750
Compuware Corp. *                                      3,100          14,880
Electronic Arts, Inc. *                                1,100          54,747
Intuit, Inc. *                                         1,600          75,072
Mercury Interactive Corp. * (a)                          700          20,755
Microsoft Corp. *                                     41,200       2,130,040
Novell, Inc. *                                         3,100          10,354
Oracle Corp. *                                        41,200         444,960
PeopleSoft, Inc. *                                     2,400          43,920
Rational Software Corp. *                              1,600          16,624
Siebel Systems, Inc. *                                 3,800          28,424
VERITAS Software Corp. *                               3,200          49,984
                                                                ------------
                                                                   3,056,068
STEEL - 0.06%
Nucor Corp.                                              600          24,780
United States Steel Corp.                              1,000          13,120
                                                                ------------
                                                                      37,900

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.92%
ADC Telecommunications, Inc. *                         6,600          13,794
Avaya, Inc. *                                          3,100           7,595
CIENA Corp. *                                          3,500          17,990
Citizens Communications Company * (a)                  2,300          24,265
Comverse Technology, Inc. *                            1,500          15,030
Corning, Inc. * (a)                                    9,000          29,790
JDS Uniphase Corp. *                                  11,200          27,664
Lucent Technologies, Inc. * (a)                       26,800          33,768
Motorola, Inc.                                        17,800         153,970
QUALCOMM, Inc. *                                       6,100         221,979
Scientific-Atlanta, Inc.                               1,300          15,418
Tellabs, Inc. *                                        3,300          23,991
                                                                ------------
                                                                     585,254
TELEPHONE - 3.71%
Alltel Corp.                                           2,400         122,400
AT&T Corp.                                             6,000         156,660
BellSouth Corp.                                       14,300         369,941
CenturyTel, Inc.                                       1,100          32,318
Qwest Communications International, Inc. *            13,200          66,000
SBC Communications, Inc.                              25,600         694,016
Sprint Corp. (FON Group)                               6,900          99,912
Verizon Communications, Inc.                          21,000         813,750
                                                                ------------
                                                                   2,354,997

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES       VALUE
                                                      ------       -----
TIRES & Rubber - 0.02%
Goodyear Tire & Rubber Company (a)                     1,800    $     12,258
                                                                ------------
TOBACCO - 1.14%
Philip Morris Companies, Inc.                         15,900         644,427
R.J. Reynolds Tobacco Holdings, Inc.                     800          33,688
UST, Inc.                                              1,300          43,459
                                                                ------------
                                                                     721,574
TOYS, AMUSEMENTS & Sporting Goods - 0.28%
Hasbro, Inc.                                           1,500          17,325
Mattel, Inc.                                           3,500          67,025
NIKE, Inc., Class B                                    2,100          93,387
                                                                ------------
                                                                     177,737
TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                  2,300         106,260
                                                                ------------
TRAVEL SERVICES - 0.03%
Sabre Holdings, Inc. *                                 1,200          21,732
                                                                ------------
TRUCKING & FREIGHT - 1.07%
Fedex Corp.                                            2,300         124,706
Navistar International Corp. *                           600          14,586
United Parcel Service, Inc., Clas B                    8,600         542,488
                                                                ------------
                                                                     681,780

TOTAL COMMON STOCK
(Cost: $82,838,128)                                             $ 62,546,885
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 1.19%
Navigator Securities Lending
  Trust, 1.43%                                   $     758,277  $    758,277
                                                                ------------
REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 0.60%, to be
  repurchased at $182,006 on
  01/02/2003, collateralized
  by $130,000 U.S. Treasury
  Bonds 8.50% due 02/15/2020
  (valued at $192,684
  including interest).                           $     182,000  $    182,000
                                                                ------------
TOTAL INVESTMENTS (TACTICAL ALLOCATION
TRUST) (Cost: $83,778,405)                                      $ 63,487,162
                                                                ============

FUNDAMENTAL VALUE TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 84.83%
BANKING - 10.89%
Bank One Corp.                                       275,300    $ 10,062,215
Golden West Financial Corp.                          141,100      10,132,391
Lloyds TSB Group PLC, ADR (a)                        121,400       3,470,826
Wells Fargo & Company                                296,800      13,911,016
                                                                ------------
                                                                  37,576,448

BUILDING MATERIALS & Construction - 0.58%
American Standard Companies, Inc. *                   28,200       2,006,148
                                                                ------------
BUSINESS SERVICES - 1.23%
Dun & Bradstreet Corp. *                              89,400       3,083,406
WPP Group PLC, ADR (a)                                30,500       1,155,340
                                                                ------------
                                                                   4,238,746
COMMERCIAL SERVICES - 1.07%
Moody's Corp.                                         89,400       3,691,326
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 1.75%
Lexmark International Group, Inc., Class A *          99,900       6,043,950
                                                                ------------
CONSTRUCTION MATERIALS - 1.43%
Martin Marietta Materials, Inc.                       72,300       2,216,718
Vulcan Materials Company                              72,100       2,703,750
                                                                ------------
                                                                   4,920,468
CONTAINERS & GLASS - 2.59%
Sealed Air Corp. * (a)                               239,900       8,948,270
                                                                ------------
DOMESTIC OIL - 3.11%
Devon Energy Corp.                                   144,900       6,650,910
EOG Resources, Inc.                                  101,900       4,067,848
                                                                ------------
                                                                  10,718,758
FINANCIAL SERVICES - 16.39%
American Express Company                             701,500      24,798,025
Citigroup, Inc.                                      375,700      13,220,883
Household International, Inc.                        435,400      12,108,474
Morgan Stanley Dean Witter & Company                 124,700       4,978,024
Providian Financial Corp. * (a)                       22,800         147,972
Stilwell Financial, Inc.                             101,100       1,321,377
                                                                ------------
                                                                  56,574,755
FOOD & BEVERAGES - 3.46%
Diageo PLC Sponsored ADR                             124,500       5,453,100
Hershey Foods Corp.                                   50,700       3,419,208
Kraft Foods, Inc., Class A                            78,400       3,052,112
                                                                ------------
                                                                  11,924,420
HOLDINGS COMPANIES/CONGLOMERATES - 4.08%
Berkshire Hathaway, Inc., Class A *                      126       9,166,500
Loews Corp.                                          110,200       4,899,492
                                                                ------------
                                                                  14,065,992
HOTELS & RESTAURANTS - 0.77%
Marriott International, Inc., Class A                 80,600       2,649,322
                                                                ------------
INDUSTRIAL MACHINERY - 1.06%
Dover Corp.                                          125,400       3,656,664
                                                                ------------
INSURANCE - 10.14%
American International Group, Inc.                   283,500      16,400,475
Aon Corp.                                            164,100       3,099,849
Chubb Corp.                                           23,800       1,242,360
Markel Corp. *                                         1,400         287,700
Principal Financial Group, Inc.                       50,100       1,509,513
Progressive Corp.                                    112,000       5,558,560
Sun Life Financial Services Canada, Inc.              31,300         533,665
Transatlantic Holdings, Inc.                          90,150       6,013,005
Travelers Property Casualty Corp., Class A *           7,807         114,373
Travelers Property Casualty Corp., Class B *          16,039         234,971
                                                                ------------
                                                                  34,994,471

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
MANUFACTURING - 3.51%
Tyco International, Ltd.                             709,056    $ 12,110,676
                                                                ------------
PETROLEUM SERVICES - 2.26%
ConocoPhillips                                       161,163       7,798,678
                                                                ------------
PHARMACEUTICALS - 2.78%
Eli Lilly & Company                                   66,300       4,210,050
Merck & Company, Inc.                                 29,800       1,686,978
Pfizer, Inc.                                          63,800       1,950,366
Pharmacia Corp.                                       41,700       1,743,060
                                                                ------------
                                                                   9,590,454
PUBLISHING - 0.83%
Gannett Company, Inc.                                 40,100       2,879,180
                                                                ------------
REAL ESTATE - 2.06%
Avalon Bay Communities, Inc., REIT                     5,800         227,012
CenterPoint Properties Corp., REIT                   120,500       6,886,575
                                                                ------------
                                                                   7,113,587
RETAIL GROCERY - 1.34%
Albertsons, Inc.                                      40,300         897,078
Safeway, Inc. *                                      160,200       3,742,272
                                                                ------------
                                                                   4,639,350
RETAIL TRADE - 3.88%
Costco Wholesale Corp. *                             377,500      10,592,650
J. C. Penney, Inc.                                    36,800         846,768
RadioShack Corp.                                     104,700       1,962,078
                                                                ------------
                                                                  13,401,496
SEMICONDUCTORS - 0.16%
Agere Systems, Inc., Class A *                       376,800         542,592
                                                                ------------
SOFTWARE - 1.63%
BMC Software, Inc. *                                 106,500       1,822,215
Microsoft Corp. *                                     73,300       3,789,610
                                                                ------------
                                                                   5,611,825
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.12%
Tellabs, Inc. *                                       56,200         408,574
                                                                ------------
TOBACCO - 5.72%
Philip Morris Companies, Inc.                        486,900      19,734,057
                                                                ------------
TRUCKING & FREIGHT - 1.99%
United Parcel Service, Inc., Class B                 108,800       6,863,104
                                                                ------------
TOTAL COMMON STOCK
(Cost: $319,933,686)                                            $292,703,311
                                                                ------------


                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 15.17%
Federal Home Loan Bank
  Consolidated Discount Notes,
  0.75% due 01/02/2003                           $   1,260,000  $  1,259,974
  1.25% due 01/02/2003                              12,923,000    12,922,551
Navigator Securities Lending
  Trust, 1.43%                                      10,469,001    10,469,001
Student Loan Marketing
  Association
  1.22% due 01/03/2003                              11,711,000    11,710,206
UBS Finance, Inc.
  1.20% due 01/02/2003                              16,000,000    15,999,467
                                                                ------------
                                                                $ 52,361,199

TOTAL INVESTMENTS (FUNDAMENTAL VALUE
  TRUST) (Cost: $372,294,885)                                   $345,064,510
                                                                ============

GROWTH & INCOME TRUST

                                                     SHARES        VALUE
                                                     ------        -----
COMMON STOCK - 97.22%
ADVERTISING - 0.78%
Omnicom Group, Inc. (a)                              179,700    $ 11,608,620
                                                                ------------
AEROSPACE - 2.49%
Boeing Company                                       476,700      15,726,333
Lockheed Martin Corp.                                149,500       8,633,625
Northrop Grumman Corp. (a)                           130,100      12,619,700
                                                                ------------
                                                                  36,979,658

BANKING - 6.25%
Bank of America Corp.                                468,600      32,600,502
Bank One Corp.                                       601,900      21,999,445
KeyCorp                                              455,500      11,451,270
Wachovia Corp.                                       737,400      26,870,856
                                                                ------------
                                                                  92,922,073

BIOTECHNOLOGY - 1.94%
Amgen, Inc.                                          364,500      17,619,930
Genzyme Corp.                                        382,300      11,304,611
                                                                ------------
                                                                  28,924,541

BUILDING MATERIALS & CONSTRUCTION - 0.66%
Masco Corp.                                          467,700       9,845,085
                                                                ------------
BUSINESS SERVICES - 2.25%
Accenture, Ltd., Class A (a)                         936,000      16,838,640
Automatic Data Processing, Inc.                      425,100      16,685,175
                                                                ------------
                                                                  33,523,815

CABLE AND TELEVISION - 3.40%
AOL Time Warner, Inc.                              2,217,600      29,050,560
Comcast Corp.-Special Class A                        954,200      21,555,378
                                                                ------------
                                                                  50,605,938

CHEMICALS - 1.26%
Dow Chemical Company                                 632,300      18,779,310
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 7.69%
Cisco Systems, Inc.                                2,004,800      26,262,880
Hewlett-Packard Company                            1,584,025      27,498,674
Intel Corp.                                        1,760,800      27,415,656
International Business Machines Corp.                429,200      33,263,000
                                                                ------------
                                                                 114,440,210

CONSTRUCTION & MINING EQUIPMENT - 0.96%
Caterpillar, Inc.                                    313,400      14,328,648
                                                                ------------
COSMETICS & TOILETRIES - 3.35%
Kimberly-Clark Corp.                                 421,300      19,999,111
The Gillette Company                                 661,700      20,089,212
The Procter & Gamble Company                         112,700       9,685,438
                                                                ------------
                                                                  49,773,761

ELECTRICAL EQUIPMENT - 2.90%
General Electric Company                           1,773,100      43,174,985
                                                                ------------
ELECTRIC UTILITIES - 1.79%
Exelon Corp.                                         340,687      17,978,053

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
ELECTRIC UTILITIES - CONTINUED
FPL Group, Inc.                                      142,800    $    8,586,564
                                                                --------------
                                                                    26,564,617

FINANCIAL SERVICES - 7.07%
Citigroup, Inc.                                    1,385,365        48,750,994
Federal National Mortgage Association                189,800        12,209,834
Household International, Inc.                        182,400         5,072,544
Merrill Lynch & Company, Inc.                        514,700        19,532,865
State Street Corp. (b)                               143,800         5,608,200
The Goldman Sachs Group, Inc.                        204,900        13,953,690
                                                                --------------
                                                                   105,128,127
FOOD & BEVERAGES - 3.32%
General Mills, Inc.                                  449,400        21,099,330
PepsiCo, Inc.                                        671,600        28,354,952
                                                                --------------
                                                                    49,454,282
HEALTHCARE PRODUCTS - 3.48%
Abbott Laboratories,                                 683,600        27,344,000
Baxter International, Inc.                           313,100         8,766,800
Guidant Corp.                                        259,800         8,014,830
Johnson & Johnson                                    143,100         7,685,901
                                                                --------------
                                                                    51,811,531
HEALTHCARE SERVICES - 0.98%
HCA-The Healthcare Company                           349,600        14,508,400
                                                                --------------
HOTELS & RESTAURANTS - 0.84%
McDonalds Corp.                                      778,600        12,519,888
                                                                --------------
INSURANCE - 6.15%
American International Group, Inc.                   783,975        45,352,954
Hartford Financial Services Group, Inc.              258,000        11,720,940
Marsh & McLennan Companies, Inc.                     418,800        19,352,748
Travelers Property Casualty Corp., Class B         1,025,200        15,019,180
                                                                --------------
                                                                    91,445,822
MANUFACTURING - 0.64%
3M Company                                            77,700         9,580,410
                                                                --------------
METAL & METAL PRODUCTS - 1.30%
Alcoa, Inc.                                          851,200        19,390,336
                                                                --------------
PAPER - 1.28%
International Paper Company                          544,300        19,034,171
                                                                --------------
PETROLEUM SERVICES - 7.15%
ChevronTexaco Corp.                                  366,600        24,371,568
ConocoPhillips                                       312,600        15,126,714
Exxon Mobil Corp.                                  1,389,400        48,545,636
Schlumberger, Ltd.                                   436,600        18,376,494
                                                                --------------
                                                                   106,420,412
PHARMACEUTICALS - 10.23%
Eli Lilly & Company                                  373,900        23,742,650
Merck & Company, Inc.                                266,500        15,086,565
Pfizer, Inc.                                       1,323,375        40,455,574
Pharmacia Corp.                                      453,419        18,952,914
Schering-Plough Corp.                              1,062,000        23,576,400
Wyeth                                                813,900        30,439,860
                                                                --------------
                                                                   152,253,963
PUBLISHING - 1.14%
Gannett Company, Inc.                                235,600        16,916,080
                                                                --------------
RETAIL GROCERY - 1.13%
Safeway, Inc.                                        718,400        16,781,824
                                                                --------------
RETAIL TRADE - 4.69%
Costco Wholesale Corp.                               316,100         8,869,766
CVS Corp.                                            778,800        19,446,636
Home Depot, Inc.                                     859,600        20,596,016
Wal-Mart Stores, Inc.                                412,600        20,840,426
                                                                --------------
                                                                    69,752,844
SANITARY SERVICES - 0.83%
Waste Management, Inc.                               540,400        12,385,968
                                                                --------------
SEMICONDUCTORS - 0.75%
Texas Instruments, Inc.                              742,800        11,149,428
                                                                --------------
SOFTWARE - 5.80%
Microsoft Corp.                                    1,335,600        69,050,520
Oracle Corp.                                       1,599,300        17,272,440
                                                                --------------
                                                                    86,322,960
TELEPHONE - 2.81%
SBC Communications, Inc.                             956,200        25,922,582
Verizon Communications, Inc.                         408,798        15,840,923
                                                                --------------
                                                                    41,763,505
TOYS, AMUSEMENTS & SPORTING GOODS - 1.08%
NIKE, Inc., Class B                                  360,800        16,044,776
                                                                --------------
TRUCKING & FREIGHT - 0.83%
Fedex Corp.                                          227,600        12,340,472
                                                                --------------
TOTAL COMMON STOCK
(Cost: $1,617,440,347)                                          $1,446,476,460
                                                                --------------

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 0.93%
Navigator Securities Lending
  Trust, 1.43%                                   $  13,875,352  $   13,875,352
                                                                --------------
REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with Dillon Read, dated
  12/31/2002 at 1.10%, to be repurchased at
  $27,495,680 on 01/02/2003, collateralized by
  $19,666,000 U.S. Treasury Bond, 14.00% due
  11/15/2011 (valued at $28,389,056,
  including interest).                           $  27,494,000  $   27,494,000
                                                                --------------
TOTAL INVESTMENTS (GROWTH & INCOME
TRUST)  (Cost: $1,658,809,699)                                  $1,487,845,812
                                                                ==============

U.S. LARGE CAP VALUE TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 88.90%
ADVERTISING - 0.66%
The Interpublic Group of Companies, Inc.              71,200    $  1,002,496
TMP Worldwide, Inc. *                                187,800       2,124,018
                                                                ------------
                                                                   3,126,514

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
AEROSPACE - 1.24%
United Technologies Corp.                             94,200    $  5,834,748
                                                                ------------
AUTO SERVICES - 0.33%
AutoNation, Inc. *                                   125,000       1,570,000
                                                                ------------
BANKING - 2.92%
Bank of America Corp.                                 15,800       1,099,206
Bank One Corp.                                       303,200      11,081,960
Golden West Financial Corp.                            4,500         323,145
Wells Fargo & Company                                 26,800       1,256,116
                                                                ------------
                                                                  13,760,427
BIOTECHNOLOGY - 1.10%
Applera Corp. - Applied Biosystems Group             295,300       5,179,562
                                                                ------------
BROADCASTING - 0.80%
Entercom Communications Corp. *                        7,700         361,284
Liberty Media Corp., Series A *                      349,884       3,127,963
Radio One, Inc., Class D * (a)                        20,700         298,701
                                                                ------------
                                                                   3,787,948
BUILDING MATERIALS & CONSTRUCTION - 0.67%
American Standard Companies, Inc. *                   44,500       3,165,730
                                                                ------------
BUSINESS SERVICES - 1.92%
Cadence Design Systems, Inc. *                        84,200         992,718
Concord EFS, Inc. *                                  196,300       3,089,762
Fluor Corp.                                          102,800       2,878,400
Robert Half International, Inc. *                    129,300       2,083,023
                                                                ------------
                                                                   9,043,903
CABLE AND TELEVISION - 3.40%
AOL Time Warner, Inc. *                              435,200       5,701,120
Cablevision Systems New York
  Group, Class A * (a)                               412,547       6,906,037
Comcast Corp., Class A *                               6,200         146,134
Cox Communications, Inc., Class A *                  114,600       3,254,640
                                                                ------------
                                                                  16,007,931
CELLULAR COMMUNICATIONS - 1.14%
Sprint Corp. (PCS Group), Series 1 * (a)           1,224,700       5,364,186
                                                                ------------
CHEMICALS - 1.70%
Air Products & Chemicals, Inc.,                      106,300       4,544,325
E.I. Du Pont De Nemours & Company                     53,100       2,251,440
NOVA Chemicals Corp.                                  65,500       1,198,650
                                                                ------------
                                                                   7,994,415
COMPUTERS & BUSINESS EQUIPMENT - 2.54%
Cisco Systems, Inc. *                                502,800       6,586,680
Hewlett-Packard Company                               67,930       1,179,265
Intel Corp.                                           91,400       1,423,098
International Business Machines Corp.                 32,100       2,487,750
Seagate Technology *                                  27,400         294,002
                                                                ------------
                                                                  11,970,795
COSMETICS & TOILETRIES - 0.35%
Estee Lauder Companies, Inc., Class A                 63,000       1,663,200
                                                                ------------
DOMESTIC OIL - 1.28%
Unocal Corp.                                         197,500    $  6,039,550
                                                                ------------
ELECTRICAL EQUIPMENT - 2.57%
Emerson Electric Company                              61,100       3,106,935
General Electric Company                             370,300       9,016,805
                                                                ------------
                                                                  12,123,740
ELECTRIC UTILITIES - 1.16%
Duke Energy Corp.                                     67,000       1,309,180
Pinnacle West Capital Corp.                           52,500       1,789,725
The AES Corp. *                                      789,100       2,383,082
                                                                ------------
                                                                   5,481,987
ELECTRONICS - 1.28%
Agilent Technologies, Inc. *                         299,204       5,373,704
Polycom, Inc. * (a)                                   67,700         644,504
                                                                ------------
                                                                   6,018,208
FINANCIAL SERVICES - 8.98%
Americredit Corp. * (a)                               92,300         714,402
Citigroup, Inc.                                       32,756       1,152,683
Federal National Mortgage Association                 45,000       2,894,850
IndyMac Bancorp, Inc. *                              102,000       1,885,980
J.P. Morgan Chase & Company                          346,300       8,311,200
Lehman Brothers Holdings, Inc.                        24,000       1,278,960
SLM Corp.                                            115,400      11,985,444
The Goldman Sachs Group, Inc.                         27,000       1,838,700
Washington Mutual, Inc.                              354,800      12,251,244
                                                                ------------
                                                                  42,313,463
FOOD & BEVERAGES - 1.97%
Anheuser-Busch Companies, Inc.                        44,400       2,148,960
Campbell Soup Company                                153,000       3,590,910
Del Monte Foods Company *                             15,184         116,917
H.J. Heinz Company                                    34,000       1,117,580
PepsiCo, Inc.                                         54,800       2,313,656
                                                                ------------
                                                                   9,288,023
GAS & PIPELINE UTILITIES - 1.55%
El Paso Corp.                                        259,400       1,805,424
Kinder Morgan, Inc. *                                 94,415       2,982,570
NiSource, Inc. (a)                                    67,600       1,352,000
Williams Companies, Inc.                             429,200       1,158,840
                                                                ------------
                                                                   7,298,834
HEALTHCARE PRODUCTS - 2.06%
Becton Dickinson & Company                           105,600       3,240,864
Guidant Corp. *                                       98,849       3,049,492
Medtronic, Inc.                                       75,100       3,424,560
                                                                ------------
                                                                   9,714,916
HEALTHCARE SERVICES - 0.33%
Lincare Holdings, Inc. *                              49,500       1,565,190
                                                                ------------
HOLDINGS COMPANIES/CONGLOMERATES - 1.19%
Berkshire Hathaway, Inc., Class A *                       77       5,601,750
                                                                ------------
HOTELS & RESTAURANTS - 0.34%
McDonalds Corp.                                       14,000         225,120
Starwood Hotels & Resorts Worldwide, Inc.             56,900       1,350,806
                                                                ------------
                                                                   1,575,926
INDUSTRIAL MACHINERY - 0.43%
Ingersoll-Rand Company, Inc., Class A                 46,800       2,015,208
                                                                ------------
INSURANCE - 3.04%
American International Group, Inc.                    27,187       1,572,768
Hartford Financial Services Group, Inc.               42,900       1,948,947

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
INSURANCE - CONTINUED
PartnerRe, Ltd.                                       68,000    $  3,523,760
The PMI Group, Inc.                                   96,700       2,904,868
XL Capital, Ltd., Class A                             56,800       4,387,800
                                                                ------------
                                                                  14,338,143
INTERNATIONAL OIL - 2.20%
Royal Dutch Petroleum Company                        129,500       5,700,590
Shell Transport & Trading Company PLC, ADR (a)        32,600       1,268,792
Weatherford International, Ltd. *                     85,000       3,394,050
                                                                ------------
                                                                  10,363,432
INTERNET CONTENT - 0.19%
The Thomson Corp.                                     33,800         903,474
                                                                ------------
INTERNET RETAIL - 1.23%
eBay, Inc. * (a)                                      85,600       5,805,392
                                                                ------------
INTERNET SOFTWARE - 0.68%
Macromedia, Inc. *                                    66,300         706,095
VeriSign, Inc. *                                     309,900       2,485,398
                                                                ------------
                                                                   3,191,493
LEISURE TIME - 2.31%
Carnival Corp., Class A                              128,300       3,201,085
The Walt Disney Company                              122,700       2,001,237
USA Interactive * (a)                                223,700       5,127,204
Vivendi Universal, ADR (a)                            33,500         538,345
                                                                ------------
                                                                  10,867,871
MANUFACTURING - 0.90%
Illinois Tool Works, Inc.                             41,300       2,678,718
Siemens AG, ADR (a)                                   37,500       1,579,875
                                                                ------------
                                                                   4,258,593
NEWSPAPERS - 0.19%
Knight-Ridder, Inc.                                   14,100         891,825
                                                                ------------
PETROLEUM SERVICES - 4.54%
Baker Hughes, Inc.                                   253,000       8,144,070
BJ Services Company *                                 59,600       1,925,676
Exxon Mobil Corp.                                    217,000       7,581,980
Schlumberger, Ltd.                                    57,900       2,437,011
Transocean, Inc.                                      57,100       1,324,720
                                                                ------------
                                                                  21,413,457
PHARMACEUTICALS - 11.94%
Allergan, Inc.                                       194,300      11,195,566
AstraZeneca PLC, ADR                                 401,100      14,074,599
Eli Lilly & Company                                   43,700       2,774,950
Forest Laboratories, Inc. *                          120,300      11,815,866
Pfizer, Inc.                                         535,800      16,379,406
                                                                ------------
                                                                  56,240,387
RETAIL TRADE - 2.88%
Lowe's Companies, Inc.                               193,500       7,256,250
RadioShack Corp.                                      69,500       1,302,430
Wal-Mart Stores, Inc.                                 51,400       2,596,214
Williams-Sonoma, Inc. *                               88,400       2,400,060
                                                                ------------
                                                                  13,554,954
SEMICONDUCTORS - 8.03%
Altera Corp. *                                       349,000       4,303,170
Applied Materials, Inc. *                            833,100      10,855,293
Applied Micro Circuits Corp. *                       267,900         988,551
ASML Holding NV *                                     87,100         728,156
Broadcom Corp., Class A * (a)                         78,300       1,179,198
Credence Systems Corp. *                              72,300         674,559
KLA-Tencor Corp. * (a)                               199,800       7,066,926
Lam Research Corp. *                                  72,000         777,600
Linear Technology Corp.                               79,100       2,034,452
Novellus Systems, Inc. *                              34,200         960,336
PMC-Sierra, Inc. *                                   216,100       1,201,516
Teradyne, Inc. *                                     278,600       3,624,586
Xilinx, Inc. *                                       166,600       3,431,960
                                                                ------------
                                                                  37,826,303
SOFTWARE - 2.51%
Checkfree Corp. * (a)                                201,000       3,216,201
Microsoft Corp. *                                    129,300       6,684,810
VERITAS Software Corp. *                             122,900       1,919,698
                                                                ------------
                                                                  11,820,709
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.65%
Amdocs, Ltd. *                                       105,000       1,031,100
QUALCOMM, Inc. *                                     185,700       6,757,623
                                                                ------------
                                                                   7,788,723
TELEPHONE - 3.35%
AT&T Corp.                                           133,340       3,481,507
Sprint Corp. (FON Group)                             849,700      12,303,656
                                                                ------------
                                                                  15,785,163
TOBACCO - 0.73%
Philip Morris Companies, Inc.                         85,200       3,453,156
                                                                ------------
TRAVEL SERVICES - 0.34%
Sabre Holdings, Inc. *                                87,000       1,575,570
                                                                ------------
TRUCKING & FREIGHT - 0.28%
Navistar International Corp. *                        54,100       1,315,171
                                                                ------------
TOTAL COMMON STOCK
(Cost: $510,611,609)                                            $418,899,970
                                                                ------------
PREFERRED STOCK - 0.40%

FINANCIAL SERVICES - 0.40%
Ford Motor Company Capital Trust II                   45,600       1,862,760
                                                                ------------
TOTAL PREFERRED STOCK
(Cost: $2,347,777)                                              $  1,862,760
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
CONVERTIBLE BONDS - 1.04%
INTERNET RETAIL - 0.70%
Amazon.com, Inc.,
  4.75% due 02/01/2009                           $  4,524,000   $  3,319,485
                                                                ------------
MINING - 0.34%
Freeport-McMoRan Copper &
  Gold, Inc., 8.25% due
  01/31/2006                                        1,132,000      1,606,025
                                                                ------------
TOTAL CONVERTIBLE BONDS
(Cost: $4,213,072)                                              $  4,925,510
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
SHORT TERM INVESTMENTS - 6.24%
Navigator Securities Lending Trust,
  1.43%                                          $ 29,407,169   $ 29,407,169
                                                                ------------
REPURCHASE AGREEMENTS - 3.42%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60%, to be repurchased at
  $16,127,538 on 01/02/2003,
  collateralized by $10,520,000 U.S.
  Treasury Bonds, 9.875% due
  11/15/2015 (valued at $16,450,650,
  including interest).                           $ 16,127,000   $ 16,127,000
                                                                ------------
TOTAL INVESTMENTS (U.S. LARGE CAP
  VALUE TRUST) (Cost: $562,706,627)                             $471,222,409
                                                                ============

EQUITY-INCOME TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 93.09%
AEROSPACE - 3.72%
Honeywell International, Inc.                        771,100    $ 18,506,400
Lockheed Martin Corp.                                116,000       6,699,000
Raytheon Company                                     208,500       6,411,375
Rockwell Collins, Inc.                               463,700      10,785,662
                                                                ------------
                                                                  42,402,437
AUTO PARTS - 1.22%
Eaton Corp.                                           79,000       6,170,690
Genuine Parts Company                                252,050       7,763,140
                                                                ------------
                                                                  13,933,830
AUTOMOBILES - 0.31%
Ford Motor Company                                   385,100       3,581,430
                                                                ------------
BANKING - 5.58%
Bank of America Corp.                                164,500      11,444,265
Bank One Corp.                                       455,500      16,648,525
FleetBoston Financial Corp.                          528,160      12,834,288
Mercantile Bankshares Corp.                          187,450       7,233,695
National City Corp.                                  224,600       6,136,072
Northern Trust Corp.                                  55,200       1,934,760
Wells Fargo & Company                                159,400       7,471,078
                                                                ------------
                                                                  63,702,683

BUSINESS SERVICES - 0.89%
Dun & Bradstreet Corp. *                             148,750       5,130,388
R.R. Donnelley & Sons Company                        230,900       5,026,693
                                                                ------------
                                                                  10,157,081

CABLE AND TELEVISION - 2.05%
AOL Time Warner, Inc. *                              993,000      13,008,300
Comcast Corp., Class A *                             438,617      10,338,203
                                                                ------------
                                                                  23,346,503
CHEMICALS - 3.28%
Dow Chemical Company                                 388,400      11,535,480
E.I. Du Pont De Nemours & Company                    328,800      13,941,120
Great Lakes Chemical Corp.                           296,000       7,068,480
Hercules, Inc. *                                     548,600       4,827,680
                                                                ------------
                                                                  37,372,760
COMMERCIAL SERVICES - 0.44%
Moody's Corp.                                        121,100       5,000,219
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 1.75%
Cisco Systems, Inc. *                                332,600       4,357,060
Hewlett-Packard Company                              772,611      13,412,527
Xerox Corp. * (a)                                    268,300       2,159,815
                                                                ------------
                                                                  19,929,402
COSMETICS & TOILETRIES - 2.61%
International Flavors & Fragrances, Inc.             253,400       8,894,340
Kimberly-Clark Corp.                                 223,500      10,609,545
The Gillette Company                                 337,900      10,258,644
                                                                ------------
                                                                  29,762,529
DOMESTIC OIL - 2.46%
Amerada Hess Corp.                                   221,700      12,204,585
Marathon Oil Corp.                                   215,400       4,585,866
Unocal Corp.                                         369,900      11,311,542
                                                                ------------
                                                                  28,101,993
ELECTRICAL EQUIPMENT - 4.00%
Cooper Industries, Ltd., Class A                     400,100      14,583,645
Emerson Electric Company                             111,700       5,679,945
General Electric Company                             719,300      17,514,955
Hubbell, Inc., Class B                               223,400       7,850,276
                                                                ------------
                                                                  45,628,821
ELECTRIC UTILITIES - 2.95%
Constellation Energy Group, Inc.                     452,500      12,588,550
Duke Energy Corp.                                    471,600       9,215,064
Exelon Corp.                                         108,725       5,737,418
FirstEnergy Corp.                                    186,675       6,154,675
                                                                ------------
                                                                  33,695,707

ELECTRONICS - 0.60%
Rockwell International Corp.                         332,500       6,886,075
                                                                ------------
ENERGY - 0.64%
TXU Corp.                                            392,300       7,328,164
                                                                ------------
FINANCIAL SERVICES - 4.50%
American Express Company,                            361,800      12,789,630
Citigroup, Inc.                                      256,264       9,017,930
Federal National Mortgage Association                150,200       9,662,366
J.P. Morgan Chase & Company                          349,600       8,390,400
Mellon Financial Corp.                               439,200      11,467,512
                                                                ------------
                                                                  51,327,838

FOOD & BEVERAGES - 2.74%
Campbell Soup Company                                389,000       9,129,830
General Mills, Inc.                                  199,100       9,347,745
Hershey Foods Corp.                                   83,600       5,637,984
Kellogg Company                                      111,400       3,817,678
McCormick & Company, Inc.                            143,300       3,324,560
                                                                ------------
                                                                  31,257,797

GAS & PIPELINE UTILITIES - 1.17%
El Paso Corp.                                        493,300       3,433,368
NiSource, Inc.                                       493,200       9,864,000
                                                                ------------
                                                                  13,297,368

HEALTHCARE PRODUCTS - 1.56%
Abbott Laboratories,                                 171,400       6,856,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
HEALTH CARE PRODUCTS - CONTINUED
Baxter International, Inc.                           164,400  $    4,603,200
Becton Dickinson & Company                           208,300       6,392,727
                                                              --------------
                                                                  17,851,927
HOTELS & RESTAURANTS - 2.26%
Hilton Hotels Corp.                                  593,400       7,542,114
McDonalds Corp.                                      502,800       8,085,024
Starwood Hotels & Resorts Worldwide, Inc.            427,671      10,152,910
                                                              --------------
                                                                  25,780,048
HOUSEHOLD APPLIANCES - 0.41%
Black & Decker Corp.                                 108,500       4,653,565
                                                              --------------
HOUSEHOLD PRODUCTS - 1.61%
Fortune Brands, Inc.                                 221,500      10,301,965
The Clorox Company                                   196,100       8,089,125
                                                              --------------
                                                                  18,391,090

INDUSTRIAL MACHINERY - 0.75%
Pall Corp.                                           511,100       8,525,148
                                                              --------------
INSURANCE - 6.24%
American International Group, Inc.                   152,661       8,831,439
Aon Corp.                                            204,900       3,870,561
Chubb Corp.                                          184,800       9,646,560
CIGNA Corp.                                          220,400       9,062,848
Lincoln National Corp.                               177,500       5,605,450
Prudential Financial, Inc.                           103,700       3,291,438
SAFECO Corp.                                         425,400      14,748,618
St. Paul Companies, Inc.                             194,248       6,614,144
UNUMProvident Corp.                                  540,200       9,475,108
                                                              --------------
                                                                  71,146,166

INTERNATIONAL OIL - 1.37%
Royal Dutch Petroleum Company                        355,600      15,653,512
                                                              --------------
LEISURE TIME - 1.10%
The Walt Disney Company                              769,600      12,552,176
                                                              --------------
LIQUOR - 0.87%
Brown Forman Corp., Class B                          151,000       9,869,360
                                                              --------------
MANUFACTURING - 1.06%
3M Company                                            61,400       7,570,620
Tyco International, Ltd.                             262,400       4,481,792
                                                              --------------
                                                                  12,052,412
NEWSPAPERS - 2.48%
Dow Jones & Company, Inc. (a)                        333,000      14,395,590
Knight-Ridder, Inc.                                  220,600      13,952,950
                                                              --------------
                                                                  28,348,540
PAPER - 1.60%
International Paper Company                          444,155      15,532,100
MeadWestvaco Corp.                                   112,300       2,774,933
                                                              --------------
                                                                  18,307,033

PETROLEUM SERVICES - 5.68%
Baker Hughes, Inc.                                   117,600       3,785,544
BP PLC, ADR                                          313,060      12,725,889
ChevronTexaco Corp.                                  331,767      22,055,870
Exxon Mobil Corp.                                    749,590      26,190,675
                                                              --------------
                                                                  64,757,978

PHARMACEUTICALS - 6.70%
Bristol-Myers Squibb Company                         727,900      16,850,885
Merck & Company, Inc.                                527,300      29,850,453
Schering-Plough Corp.                                686,400      15,238,080
Wyeth                                                388,100      14,514,940
                                                              --------------
                                                                  76,454,358
PHOTOGRAPHY - 1.07%
Eastman Kodak Company (a)                            349,600      12,249,984
                                                              --------------
PUBLISHING - 0.45%
Readers Digest Association, Inc., Class A            341,700       5,159,670
                                                              --------------
RAILROADS & EQUIPMENT - 2.33%
Norfolk Southern Corp.                               446,900       8,933,531
Union Pacific Corp.                                  294,500      17,631,715
                                                              --------------

                                                              --------------
                                                                  26,565,246

REAL ESTATE - 0.83%
Rouse Company, REIT                                   23,300         738,610
Simon Property Group, Inc., REIT                     255,500       8,704,885
                                                              --------------
                                                                   9,443,495

RETAIL TRADE - 1.94%
Home Depot, Inc.                                     279,700       6,701,612
J. C. Penney, Inc.                                   113,600       2,613,936
May Department Stores Company                        311,350       7,154,823
Toys R Us, Inc. *                                    570,300       5,703,000
                                                              --------------
                                                                  22,173,371

SANITARY SERVICES - 1.04%
Waste Management, Inc.                               518,932      11,893,921
                                                              --------------
SEMICONDUCTORS - 0.54%
Agere Systems, Inc., Class A *                       742,505       1,069,207
Agere Systems, Inc., Class B *                       255,382         357,535
Texas Instruments, Inc.                              316,700       4,753,667
                                                              --------------
                                                                   6,180,409

SOFTWARE - 0.67%
Microsoft Corp. *                                    147,300       7,615,410
                                                              --------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.64%
Lucent Technologies, Inc. * (a)                    1,142,500       1,439,550
Motorola, Inc.                                       673,500       5,825,775
                                                              --------------
                                                                   7,265,325

TELEPHONE - 7.00%
Alltel Corp.                                         254,300      12,969,300
AT&T Corp.                                           271,170       7,080,249
Qwest Communications International, Inc. * (a)     2,212,100      11,060,500
SBC Communications, Inc.                             555,964      15,072,184
Sprint Corp. (FON Group)                             612,700       8,871,896
Verizon Communications, Inc.                         639,236      24,770,395
                                                              --------------
                                                                  79,824,524

TOBACCO - 1.43%
Philip Morris Companies, Inc.                        138,400       5,609,352
UST, Inc.                                            319,700      10,687,571
                                                              --------------
                                                                  16,296,923

TOYS, AMUSEMENTS & SPORTING GOODS - 0.55%
Hasbro, Inc.                                         542,300       6,263,565
                                                              --------------
TOTAL COMMON STOCK
(Cost: $1,215,192,247)                                        $1,061,987,793
                                                              --------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES        VALUE
                                                      ------        -----
PREFERRED STOCK - 0.55%

FINANCIAL SERVICES - 0.23%
Ford Motor Company Capital Trust II                   63,500    $  2,593,975
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT & Services - 0.32%
Lucent Technologies Inc. (a)                           6,660       3,280,050
Lucent Technologies, Inc. *                            6,900         339,825
                                                                ------------
                                                                   3,619,875

TOTAL PREFERRED STOCK
(Cost: $8,807,010)                                              $  6,213,850
                                                                ------------

                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
SHORT TERM INVESTMENTS - 5.71%
Navigator Securities Lending Trust,
  1.43%                                          $37,959,754  $   37,959,754
T. Rowe Price Reserve Investment Fund,
  1.54% (c)                                       27,143,216      27,143,216
                                                              --------------
                                                              $   65,102,970

REPURCHASE AGREEMENTS - 0.65%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60% to be repurchased at
  $7,421,247 on 01/02/2003,
  collateralized by $4,845,000 U.S.
  Treasury Bonds, 9.875% due
  11/15/2015 (valued at $7,576,369,
  including interest).                           $ 7,421,000  $    7,421,000
                                                              --------------
TOTAL INVESTMENTS (EQUITY-INCOME
TRUST) (Cost: $1,296,523,227)                                 $1,140,725,613
                                                              --------------

INCOME & VALUE TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 60.14%
ADVERTISING - 0.39%
The Interpublic Group of Companies, Inc.              51,800    $    729,344
TMP Worldwide, Inc. * (a)                            122,800       1,388,868
                                                                ------------
                                                                   2,118,212

AEROSPACE - 0.87%
United Technologies Corp.                             75,300       4,664,082
                                                                ------------
AUTO SERVICES - 0.19%
AutoNation, Inc. * (a)                                83,200       1,044,992
                                                                ------------
BANKING - 1.70%
Bank of America Corp.                                 13,100         911,367
Bank One Corp.                                       191,400       6,995,670
Golden West Financial Corp.                            3,500         251,335
Wells Fargo & Company                                 21,000         984,270
                                                                ------------
                                                                   9,142,642

BIOTECHNOLOGY - 0.77%
Applera Corp. - Applied Biosystems Group             234,400       4,111,376
                                                                ------------
BROADCASTING - 0.62%
Entercom Communications Corp. *                        5,500         258,060
Fox Entertainment Group, Inc., Class A *              15,900         412,287
Liberty Media Corp., Series A *                      274,840       2,457,070
Radio One, Inc., Class D * (a)                        14,500         209,235
                                                                ------------
                                                                   3,336,652

BUILDING MATERIALS & CONSTRUCTION - 0.45%
American Standard Companies, Inc. *                   33,800       2,404,532
                                                                ------------
BUSINESS SERVICES - 1.27%
Cadence Design Systems, Inc. *                        49,100         578,889
Concord EFS, Inc. *                                  150,600       2,370,444
Fluor Corp.                                           81,900       2,293,200
Robert Half International, Inc. *                     98,500       1,586,835
                                                                ------------
                                                                   6,829,368

CABLE AND TELEVISION - 2.31%
AOL Time Warner, Inc. *                              342,500       4,486,750
Cablevision Systems New York
  Group, Class A * (a)                               317,248       5,310,731
Comcast Corp., Class A *                               4,500         106,065
Cox Communications, Inc., Class A * (a)               88,400       2,510,560
                                                                ------------
                                                                  12,414,106

CELLULAR COMMUNICATIONS - 0.77%
Nextel International, Inc. *                             576             959
Sprint Corp. (PCS Group), Series 1 * (a)             946,700       4,146,546
                                                                ------------
                                                                   4,147,505

CHEMICALS - 1.14%
Air Products & Chemicals, Inc.,                       82,800       3,539,700
E.I. Du Pont De Nemours & Company                     40,800       1,729,920
NOVA Chemicals Corp.                                  47,100         861,930
                                                                ------------
                                                                   6,131,550

COMPUTERS & BUSINESS EQUIPMENT - 1.74%
Cisco Systems, Inc. *                                407,700       5,340,870
Hewlett-Packard Company                               53,519         929,090
Intel Corp.                                           61,600         959,112
International Business Machines Corp.                 24,600       1,906,500
Seagate Technology *                                  21,600         231,768
                                                                ------------
                                                                   9,367,340

COSMETICS & TOILETRIES - 0.22%
Estee Lauder Companies, Inc., Class A (a)             45,500       1,201,200
                                                                ------------
DOMESTIC OIL - 0.94%
Unocal Corp.                                         165,500       5,060,990
                                                                ------------
ELECTRICAL EQUIPMENT - 1.77%
Emerson Electric Company                              49,200       2,501,820
General Electric Company                             263,100       6,406,485
Sony Corp., ADR                                       14,100         582,471
                                                                ------------
                                                                   9,490,776

ELECTRIC UTILITIES - 0.72%
Duke Energy Corp.                                     53,600       1,047,344
Pinnacle West Capital Corp.                           35,000       1,193,150

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
ELECTRIC UTILITIES - CONTINUED
The AES Corp. *                                      534,500    $  1,614,190
                                                                ------------
                                                                   3,854,684

ELECTRONICS - 0.85%
Agilent Technologies, Inc. *                         229,826       4,127,675
Polycom, Inc. * (a)                                   45,600         434,112
                                                                ------------
                                                                   4,561,787

FINANCIAL SERVICES - 6.53%
Americredit Corp. * (a)                               82,700         640,098
Citigroup, Inc.                                       28,222         993,132
Federal National Mortgage Association                 34,400       2,212,952
IndyMac Bancorp, Inc. * (a)                          236,300       4,369,187
J.P. Morgan Chase & Company                          226,100       5,426,400
Lehman Brothers Holdings, Inc.                        18,400         980,536
SLM Corp.                                             91,700       9,523,962
The Goldman Sachs Group, Inc.                         20,700       1,409,670
Washington Mutual, Inc.                              274,800       9,488,844
                                                                ------------
                                                                  35,044,781

FOOD & BEVERAGES - 1.37%
Anheuser-Busch Companies, Inc.                        35,200       1,703,680
Campbell Soup Company                                115,599       2,713,108
Del Monte Foods Company *                             12,504          96,281
H.J. Heinz Company                                    28,000         920,360
PepsiCo, Inc.                                         45,100       1,904,122
                                                                ------------
                                                                   7,337,551

GAS & PIPELINE UTILITIES - 1.01%
El Paso Corp.                                        177,000       1,231,920
Kinder Morgan, Inc.                                       61           2,578
Kinder Morgan, Inc. * (a)                             72,467       2,289,233
NiSource, Inc.                                        53,200       1,064,000
Williams Companies, Inc.                             308,200         832,140
                                                                ------------
                                                                   5,419,871

HEALTHCARE PRODUCTS - 1.42%
Becton Dickinson & Company                            81,254       2,493,685
Guidant Corp. *                                       78,563       2,423,669
Medtronic, Inc.                                       58,800       2,681,280
                                                                ------------
                                                                   7,598,634

HEALTHCARE SERVICES - 0.20%
Lincare Holdings, Inc. *                              34,500       1,090,890
                                                                ------------
HOLDINGS COMPANIES/CONGLOMERATES - 0.83%
Berkshire Hathaway, Inc., Class A *                       61       4,437,750
                                                                ------------
HOTELS & RESTAURANTS - 0.19%
McDonalds Corp.                                        9,500         152,760
Starwood Hotels & Resorts Worldwide, Inc.             37,300         885,502
                                                                ------------
                                                                   1,038,262

INDUSTRIAL MACHINERY - 0.30%
Ingersoll-Rand Company, Inc., Class A                 37,500       1,614,750
                                                                ------------
INSURANCE - 1.94%
American International Group, Inc.                    23,875       1,381,169
Hartford Financial Services Group, Inc.               33,000       1,499,190
PartnerRe, Ltd. (a)                                   31,500       1,632,330
The PMI Group, Inc.                                   73,700       2,213,948
XL Capital, Ltd., Class A                             47,500       3,669,375
                                                                ------------
                                                                  10,396,012

INTERNATIONAL OIL - 1.43%
Royal Dutch Petroleum Company                         99,100       4,362,382
Shell Transport & Trading Company PLC,
  ADR (a)                                             16,500         642,180
Weatherford International, Ltd. *                     66,900       2,671,317
                                                                ------------
                                                                   7,675,879

INTERNET CONTENT - 0.11%
The Thomson Corp.                                     23,000         614,790
                                                                ------------
INTERNET RETAIL - 0.83%
eBay, Inc. * (a)                                      65,600       4,448,992
                                                                ------------
INTERNET SOFTWARE - 0.43%
Macromedia, Inc. *                                    58,400         621,960
VeriSign, Inc. *                                     210,500       1,688,210
                                                                ------------
                                                                   2,310,170

LEISURE TIME - 1.61%
Carnival Corp., Class A                               98,400       2,455,080
The Walt Disney Company                              113,100       1,844,661
USA Interactive * (a)                                173,400       3,974,328
Vivendi Universal, ADR                                24,400         392,108
                                                                ------------
                                                                   8,666,177

MANUFACTURING - 0.63%
Illinois Tool Works, Inc.                             33,100       2,146,866
Siemens AG, ADR (a)                                   28,900       1,217,557
                                                                ------------
                                                                   3,364,423

PETROLEUM SERVICES - 3.06%
Baker Hughes, Inc.                                   194,700       6,267,393
BJ Services Company *                                 42,400       1,369,944
Exxon Mobil Corp.                                    171,100       5,978,234
Schlumberger, Ltd.                                    43,500       1,830,915
Transocean, Inc.                                      42,200         979,040
                                                                ------------
                                                                  16,425,526

PHARMACEUTICALS - 8.10%
Allergan, Inc.                                       148,500       8,556,570
AstraZeneca PLC, ADR                                 307,800      10,800,702
Eli Lilly & Company                                   35,100       2,228,850
Forest Laboratories, Inc. *                           95,700       9,399,654
Pfizer, Inc.                                         409,000      12,503,130
                                                                ------------
                                                                  43,488,906

RETAIL TRADE - 1.89%
Lowe's Companies, Inc.                               152,300       5,711,250
RadioShack Corp.                                      49,300         923,882
Wal-Mart Stores, Inc.                                 33,400       1,687,034
Williams-Sonoma, Inc. *                               68,200       1,851,630
                                                                ------------
                                                                  10,173,796

SEMICONDUCTORS - 5.38%
Altera Corp. *                                       269,800       3,326,634
Applied Materials, Inc. *                            637,800       8,310,534
Applied Micro Circuits Corp. *                       211,200         779,328
ASML Holding NV *                                     73,100         611,116
Broadcom Corp., Class A * (a)                         52,900         796,674
Credence Systems Corp. *                              38,500         359,205
KLA-Tencor Corp. * (a)                               158,600       5,609,682
Lam Research Corp. *                                  39,000         421,200
Linear Technology Corp.                               60,600       1,558,632
Novellus Systems, Inc. *                              30,600         859,248
PMC-Sierra, Inc. *                                   170,500         947,980
Teradyne, Inc. *                                     198,700       2,585,087
Xilinx, Inc. *                                       131,700       2,713,020
                                                                ------------
                                                                  28,878,340

SOFTWARE - 1.72%
Checkfree Corp. * (a)                                153,600       2,457,754
Microsoft Corp. *                                    102,900       5,319,930

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
SOFTWARE - CONTINUED
VERITAS Software Corp. *                              94,000    $  1,468,280
                                                                ------------
                                                                   9,245,964

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.11%
Amdocs, Ltd. *                                        68,900        676,598
QUALCOMM, Inc. *                                     144,600       5,261,994
                                                                ------------
                                                                   5,938,592

TELEPHONE - 2.30%
AT&T Corp.                                           109,340       2,854,867
Sprint Corp. (FON Group)                             655,100       9,485,848
                                                                ------------
                                                                  12,340,715

TOBACCO - 0.51%
Philip Morris Companies, Inc.                         67,600       2,739,828
                                                                ------------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Hasbro, Inc.                                          43,400         501,270
                                                                ------------
TRAVEL SERVICES - 0.22%
Sabre Holdings, Inc. *                                65,100       1,178,961
                                                                ------------
TRUCKING & FREIGHT - 0.21%
Navistar International Corp. *                        45,400       1,103,674
                                                                ------------
TOTAL COMMON STOCK
(Cost: $390,239,620)                                            $322,956,298
                                                                ------------
PREFERRED STOCK - 0.09%
FINANCIAL SERVICES - 0.09%
Equity Securities Trust I, Series CVC, Class A        23,800         477,190
                                                                ------------
TOTAL PREFERRED STOCK
(Cost: $862,731)                                                $    477,190
                                                                ------------

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     ------         -----
U.S. TREASURY OBLIGATIONS - 6.13%
U.S. TREASURY BONDS - 1.57%
5.25% due 02/15/2029                              $ 2,755,000    $  2,878,867
7.25% due 05/15/2016 (a)                              910,000       1,165,227
7.875% due 02/15/2021 (a)                           2,450,000       3,361,572
8.00% due 11/15/2021 (a)                              380,000         529,476
6.50% due 11/15/2026 (a)                              420,000         511,236
                                                                 ------------
                                                                    8,446,378

U.S. TREASURY NOTES - 4.56%
5.25% due 08/15/2003                                  250,000         256,211
3.25% due 05/31/2004 (a)                           10,500,000      10,779,730
2.125% due 10/31/2004 (a)                             400,000         404,406
3.50% due 11/15/2006 (a)                            1,160,000       1,207,125
5.25% due 05/15/2004 (a)                            1,595,000       1,680,045
5.625% due 05/15/2008 (a)                           4,890,000       5,547,857
5.75% due 08/15/2010 (a)                            2,300,000       2,644,462
6.25% due 02/15/2007 (a)                              400,000         458,922
6.75% due 05/15/2005 (a)                            1,315,000       1,466,071
                                                                 ------------
                                                                   24,444,829

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $31,576,099)                                              $ 32,891,207
                                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.97%
FEDERAL HOME LOAN BANK - 0.19%
5.25% due 02/13/2004                              $ 1,000,000       1,042,392
                                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.13%
5.00% TBA **                                        1,300,000       1,294,313
5.50% TBA **                                        1,550,000       1,583,843
5.50% due 07/15/2006 (a)                            1,170,000       1,286,139
6.00% due 08/01/2016 - 02/01/2017                   1,797,101       1,881,536
                                                                 ------------
                                                                    6,045,831

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.08%
5.125% due 02/13/2004 (a)                           1,500,000       1,562,817
6.00% due 12/15/2005 - 04/01/2032                   8,339,834       8,788,323
6.00% TBA **                                        5,750,000       5,942,268
6.25% due 05/15/2029                                1,750,000       1,946,387
6.50% due 06/01/2014 - 07/01/2032                   6,968,789       7,280,748
7.00% due 09/01/2031 - 06/01/2032                   3,713,026       3,905,496
7.50% due 01/25/2028 - 10/01/2031                   2,731,366       2,911,425
FRN 7.50% due 05/01/2031                              298,438         316,957
                                                                 ------------
                                                                   32,654,421

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.57%
6.00% TBA **                                        2,470,000       2,568,800
6.50% due 05/15/2029 - 04/15/2032                   3,876,296       4,073,164
7.00% due 04/15/2029                                1,149,922       1,220,051
8.00% due 06/15/2027 - 01/15/2029                     501,515         544,412
                                                                 ------------
                                                                    8,406,427

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $46,237,100)                                              $ 48,149,071
                                                                 ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.08%
GOVERNMENT OF MEXICO - 0.08%
8.625% due 03/12/2008                                 145,000         166,605
9.875% due 02/01/2010                                 195,000         238,319
                                                                 ------------
                                                                      404,924

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $368,324)                                                 $    404,924
                                                                 ------------
CORPORATE BONDS - 7.92%
AEROSPACE - 0.14%
Raytheon Company,
  6.00% due 12/15/2010                                125,000         130,982
  8.30% due 03/01/2010                                350,000         416,025
Systems 2001 Asset Trust, Series 2001,
  Class B, 7.156% due 12/15/2011                      196,078         209,172
                                                                 ------------
                                                                      756,179

AMUSEMENT & THEME PARKS - 0.18%
Six Flags, Inc.,
  8.875% due 02/01/2010                             1,000,000         940,000
                                                                 ------------
AUTO PARTS - 0.09%
ArvinMeritor, Inc.,
  6.625% due 06/15/2007                               275,000         274,828
  8.75% due 03/01/2012                                 50,000          52,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
AUTO PARTS - CONTINUED
TRW Inc.,
  7.75% due 06/01/2029                           $   140,000    $    165,131
                                                                ------------
                                                                     492,709
AUTO SERVICES - 0.04%
Hertz Corp.,
  7.625% due 08/15/2007                              200,000         199,937
                                                                ------------
BANKING - 0.18%
ABN AMRO (NA) Holding,
  FRN 6.523% due 12/29/2049                           80,000          82,027
Bank of America Corp.,
  5.125% due 11/15/2014                              150,000         152,558
  7.125% due 09/15/2006                              125,000         142,565
Barclays Bank PLC, ADR,
  FRN 6.86% due 09/29/2049                            70,000          71,715
BNP Paribas Capital Trust, FRN
  9.003% due 12/29/2049                              175,000         213,802
Wells Fargo Bank N A,
  6.45% due 02/01/2011                               250,000         280,648
                                                                ------------
                                                                     943,315

BROADCASTING - 0.51%
Chancellor Media Corp.,
  8.00% due 11/01/2008                               400,000         436,500
Clear Channel Communications, Inc.,
  6.00% due 11/01/2006                               500,000         531,710
  7.65% due 09/15/2010                               125,000         141,607
  7.875% due 06/15/2005                              190,000         208,015
Cox Radio, Inc.,
  6.375% due 05/15/2005                            1,000,000       1,024,489
Young Broadcasting, Inc.,
  10.00% due 03/01/2011                              221,000         220,448
  Series B, 8.75% due 06/15/2007                     170,000         165,750
                                                                ------------
                                                                   2,728,519

CABLE AND TELEVISION - 0.53%
Cox Communications Inc.,
  Class A, 7.75% due 11/01/2010                       40,000          45,558
  7.125% due 10/01/2012                              120,000         133,288
TCI Communications, Inc.,
  6.875% due 02/15/2006                              320,000         338,239
Univision Communications, Inc.,
  7.85% due 07/15/2011                             1,495,000       1,695,584
Viacom, Inc.,
  5.625% due 05/01/2007                              180,000         196,483
  7.70% due 07/30/2010                               370,000         439,577
                                                                ------------
                                                                   2,848,729
CELLULAR COMMUNICATIONS - 0.72%
AT&T Wireless Services, Inc.,
  7.35% due 03/01/2006                               675,000         695,250
Cingular Wireless LLC,
  7.125% due 12/15/2031                              125,000         132,744
Crown Castle International Corp.,
  Step up to 10.375% on 05/15/2004,
  due 05/15/2011                                     700,000         455,000
Nextel Communications, Inc.,
  12.00% due 11/01/2008                            1,250,000       1,231,250
Nextel Partners, Inc.,
  11.00% due 03/15/2010                              250,000         212,500
Verizon Wireless Capital LLC,
  5.375% due 12/15/2006                              250,000         261,172
Vodafone Group PLC,
  3.95% due 01/30/2008                                30,000          30,186
  6.25% due 11/30/2032                               180,000         179,792
Voicestream Wireless Corp.,
  10.375% due 11/15/2009                             632,000         663,600
                                                                ------------
                                                                   3,861,494
COMMERCIAL SERVICES - 0.04%
Cendant Corp.,
  6.875% due 08/15/2006                              200,000         207,532
                                                                ------------
COSMETICS & TOILETRIES - 0.02%
Estee Lauder Companies, Inc.,
  6.00% due 01/15/2012                                80,000          87,417
                                                                ------------
CRUDE PETROLEUM & NATURAL GAS - 0.04%
ConocoPhillips,
  5.90% due 10/15/2032                               100,000          99,432
Southern California Gas Company,
  4.80% due 10/01/2012                               120,000         120,850
                                                                ------------
                                                                     220,282
DIVERSIFIED FINANCIAL SERVICES - 0.20%
Citigroup, Inc.,
  5.625% due 08/27/2012                              180,000         189,267
Fuji (Mizuho) JGB Investment, LLC,
  FRN 9.87% due 12/31/2049                           100,000          88,748
General Electric Capital Corp., Series MTNA,
  4.25% due 01/15/2008                               270,000         276,900
  4.625% due 09/15/2009                              120,000         122,937
  6.00% due 06/15/2012                               110,000         118,764
John Deere Capital Corp., Series
  MTND, 3.125% due 12/15/2005                        260,000         262,974
                                                                ------------
                                                                   1,059,590

DOMESTIC OIL - 0.11%
Devon Financing Corp. ULC,
  6.875% due 09/30/2011                              500,000         556,928
Pemex Project Funding Master
  Trust, 8.50% due 02/15/2008                         51,000          56,865
                                                                ------------
                                                                     613,793

ELECTRIC UTILITIES - 0.35%
Alabama Power Company,
  4.70% due 12/01/2010                               140,000         141,444
CILCORP, Inc.,
  8.70% due 10/15/2009                               280,000         314,486
  9.375% due 10/15/2029                               25,000          30,755
Constellation Energy Group, Inc.,
  6.125% due 09/01/2009                              350,000         357,900
Dominion Resources, Inc.,
  5.125% due 12/15/2009                               90,000          91,182
  5.70% due 09/17/2012                               575,000         596,365
Duke Energy Corp.,
  6.45% due 10/15/2032                               260,000         252,671

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
ELECTRIC UTILITIES - CONTINUED
Florida Power & Light Company,
  4.85% due 02/01/2013                           $   110,000    $    112,369
                                                                ------------
                                                                   1,897,172
ELECTRONICS - 0.27%
Koninklijke Philips Electronics NV,
  7.20% due 06/01/2026                               750,000         824,755
Solectron Corp.,
  9.625% due 02/15/2009                              625,000         609,375
                                                                ------------
                                                                   1,434,130

ENERGY - 0.14%
MidAmerican Energy Holdings Company,
  5.875% due 10/01/2012                               80,000          81,099
Oncor Electric,
  7.00% due 05/01/2032                               125,000         124,983
Peco Energy Company,
  4.75% due 10/01/2012                                60,000          60,332
  5.95% due 11/01/2011                                80,000          87,276
Progress Energy, Inc.,
  5.85% due 10/30/2008                               400,000         423,477
                                                                ------------
                                                                     777,167

FINANCIAL SERVICES - 1.42%
AIG SunAmerica Global Financing
  VII, 5.85% due 08/01/2008                          250,000         277,250
American General Finance Corp.,
  Series A, 4.50% due 11/15/2007                     140,000         144,136
Associates Corp. of North America,
  5.75% due 11/01/2003                               375,000         388,139
Corporacion Andina De Fomento,
  6.875% due 03/15/2012                              170,000         178,219
Credit Suisse First Boston USA, Inc.,
  4.625% due 01/15/2008                              210,000         212,927
  6.50% due 01/15/2012                               125,000         133,595
Ford Motor Credit Company,
  5.80% due 01/12/2009                               750,000         695,621
  7.375% due 02/01/2011                               55,000          53,481
  FRN 3.71375% due 10/25/2004                        150,000         143,938
Gemstone Investors, Ltd., 7.71%
  due 10/31/2004                                     700,000         538,070
General Motors Acceptance Corp.,
  5.85% due 01/14/2009                                40,000          38,432
  6.125% due 09/15/2006                              225,000         228,628
  6.875% due 09/15/2011 - 08/28/2012               1,080,000       1,076,120
  8.00% due 11/01/2031                               275,000         276,497
  FRN 1.63% due 04/05/2004                           150,000         146,367
Household Finance Corp.,
  6.40% due 06/17/2008                               825,000         879,729
  8.00% due 05/09/2005                               100,000         108,002
J.P. Morgan Chase & Company,
  5.35% due 03/01/2007                               480,000         507,744
Nationwide Life Global Funding I,
  5.35% due 02/15/2007                               110,000         115,283
PDVSA Finance, Ltd.,
  6.45% due 02/15/2004                                87,500          82,285
SLM Corp., Series MTNA,
  5.375% due 01/15/2013                              190,000         195,954
USA Education, Inc.,
  5.625% due 04/10/2007                              215,000         233,831
USAA Capital Corp., Series MTNB,
  4.00% due 12/10/2007                               200,000         204,468
Washington Mutual Bank FA,
  5.50% due 01/15/2013                                80,000          81,560
Washington Mutual, Inc.,
  5.625% due 01/15/2007                              500,000         535,072
  7.50% due 08/15/2006                               150,000         168,669
                                                                ------------
                                                                   7,644,017
FOOD & BEVERAGES - 0.28%
ConAgra Foods, Inc.,
  7.875% due 09/15/2010                              125,000         151,165
Delhaize America, Inc.,
  8.125% due 04/15/2011                              450,000         435,374
Kellogg Company, Series B,
  6.60% due 04/01/2011                               150,000         168,937
Kraft Foods, Inc.,
  5.25% due 06/01/2007                               180,000         194,421
Kroger Company,
  7.50% due 04/01/2031                               100,000         111,859
Nabisco, Inc.,
  7.55% due 06/15/2015                               375,000         465,547
                                                                ------------
                                                                   1,527,303

GAS & PIPELINE UTILITIES - 0.03%
Limestone Electron Trust,  8.625%
  due 03/15/2003                                     150,000         141,750
                                                                ------------
HEALTHCARE SERVICES - 0.17%
Aetna, Inc.,
  7.375% due 03/01/2006                              495,000         536,732
Humana, Inc.,
  7.25% due 08/01/2006                               360,000         386,603
                                                                ------------
                                                                     923,335

HOTELS & RESTAURANTS - 0.08%
Boyd Gaming Corp.,
  9.25% due 08/01/2009                               250,000         271,875
MGM Mirage, Inc.,
  8.50% due 09/15/2010                               135,000         149,175
                                                                ------------
                                                                     421,050

INSURANCE - 0.19%
Lincoln National Corp.,
  6.20% due 12/15/2011                               140,000         149,300
Monumental Global Funding,  5.20%
  due 01/30/2007                                     625,000         654,789
Prudential Financial,
  6.375% due 07/23/2006                              225,000         241,153
                                                                ------------
                                                                   1,045,242

INTERNATIONAL OIL - 0.12%
Petronas Capital, Ltd.,
  7.00% due 05/22/2012                               115,000         125,232
Pogo Producing Company, Series B,
  10.375% due 02/15/2009                             300,000         325,125
Suncor Energy, Inc.,
  7.15% due 02/01/2032                               180,000         205,895
                                                                ------------
                                                                     656,252

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
LEISURE TIME - 0.04%
AOL Time Warner, Inc.,
  6.15% due 05/01/2007                           $   160,000    $    166,212
  7.70% due 05/01/2032                                40,000          41,629
                                                                ------------
                                                                     207,841

MANUFACTURING - 0.02%
Tyco International Group SA,
  5.875% due 11/01/2004                              130,000         126,100
                                                                ------------
MEDICAL-HOSPITALS - 0.11%
HCA, Inc.,
  6.95% due 05/01/2012                               225,000         237,109
  7.125% due 06/01/2006                              250,000         264,934
Tenet Healthcare Corp.,
  5.00% due 07/01/2007                                70,000          63,350
                                                                ------------
                                                                     565,393
METAL & METAL PRODUCTS - 0.07%
Inco, Ltd.,
  7.20% due 09/15/2032                               400,000         395,599
                                                                ------------
PAPER - 0.04%
International Paper Company,
  6.75% due 09/01/2011                               180,000         200,288
                                                                ------------
PUBLISHING - 0.39%
Belo (A.H.) Corp.,
  7.125% due 06/01/2007                              220,000         240,252
Time Warner, Inc.,
  7.57% due 02/01/2024                               750,000         752,451
  8.18% due 08/15/2007                             1,000,000       1,097,739
                                                                ------------
                                                                   2,090,442

RAILROADS & EQUIPMENT - 0.02%
Union Pacific Railroad Company,
  Series 2002-1, 6.061% due
  01/17/2023                                          75,000          80,454
                                                                ------------
REAL ESTATE - 0.19%
EOP Operating LP,
  6.75% due 02/15/2012                               180,000         193,419
  7.75% due 11/15/2007                               250,000         283,541
Kimco Realty Corp., REIT,
  6.00% due 11/30/2012                               120,000         122,685
Rouse Company,
  7.20% due 09/15/2012                               140,000         144,223
Socgen Real Estate Company LLC,
  FRN 7.64% due 12/29/2049                           260,000         285,949
                                                                ------------
                                                                   1,029,817

RETAIL TRADE - 0.13%
J.C. Penney Co., Inc.,
  7.95% due 04/01/2017                               300,000         270,000
Staples, Inc.,
  7.375% due 10/01/2012                              385,000         422,663
Toys R Us, Inc.,
  7.625% due 08/01/2011                               10,000           9,904
                                                                ------------
                                                                     702,567

SANITARY SERVICES - 0.06%
Waste Management, Inc.,
  6.375% due 11/15/2012                               40,000          41,162
  6.50% due 11/15/2008                               180,000         194,771
WMX Technologies, Inc.,
  7.00% due 10/15/2006                                70,000          74,533
                                                                ------------
                                                                     310,466

SEMICONDUCTORS - 0.07%
Analog Devices, Inc.,
  4.75% due 10/01/2005                               400,000         397,500
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.40%
American Tower Corp.,
  9.375% due 02/01/2009                              875,000         682,500
Deutsche Telekom International Finance BV,
  8.00% due 06/15/2010                               260,000         299,451
  9.25% due 06/01/2032                                70,000          88,798
Dobson Communications Corp.,
  10.875% due 07/01/2010                             600,000         507,000
France Telecom SA,
  7.75% due 03/01/2011                                90,000         104,064
Koninklijke (Royal) KPN NV,
  8.00% due 10/01/2010                               260,000         304,480
Telstra Corp. Ltd.,
  6.375% due 04/01/2012                              125,000         138,299
                                                                ------------
                                                                   2,124,592

TELEPHONE - 0.50%
AT&T Corp.,
  FRN 8.00% due 11/15/2031                           125,000         137,779
Liberty Media Corp.,
  7.875% due 07/15/2009                              700,000         759,160
SBC Communications, Inc.,
  5.875% due 08/15/2012                              125,000         134,980
Sprint Capital Corp.,
  6.00% due 01/15/2007                               225,000         212,625
  8.375% due 03/15/2012                              875,000         870,625
  8.75% due 03/15/2032                               625,000         593,750
                                                                ------------
                                                                   2,708,919

TOBACCO - 0.03%
R. J. Reynolds Tobacco Holdings,
  Inc., 6.50% due 06/01/2007                         180,000         187,798
                                                                ------------
TOTAL CORPORATE BONDS
(Cost: $41,346,437)                                             $ 42,554,690
                                                                ------------
PREFERRED STOCKS - 0.30%
FINANCIAL SERVICES - 0.30%
Ford Motor Company Capital Trust II                   39,400       1,609,490
                                                                ------------
TOTAL PREFERRED STOCKS
(Cost: $2,020,967)                                              $  1,609,490
                                                                ------------
CONVERTIBLE BONDS -  0.72%
INTERNET RETAIL - 0.51%
Amazon.com, Inc.,
  4.75% due 02/01/2009                             3,741,000    $  2,744,958
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                    ------         -----
MINING - 0.21%
Freeport-McMoRan Copper & Gold,
  Inc., 8.25% due 01/31/2006                     $   809,000    $  1,147,769
                                                                ------------
TOTAL CONVERTIBLE BONDS
(Cost: $3,507,434)                                              $  3,892,727
                                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.27%
Chase Commercial Mortgage Securities
  Corp., Series 2000-2, Class C, FRN
  7.93% due 07/15/2032                               250,000         296,901
CS First Boston Mortgage Securities
  Corp., Series 2001-CF2, Class A2,
  FRN 5.935% due 02/15/2034                          875,000         948,403
DLJ Mortgage Acceptance Corp., Series
  1995-CF2, Class A1B, FRN 6.85% due
  12/17/2027                                         128,652         129,938
FHLMC Structured Pass Through
  Securities, T-41, Class 3A, 7.50%
  due 07/25/2032                                     670,265         726,609
First Investors Auto Owner Trust,
  Series 2002-A, Class A, FRN
  3.46% due 12/15/2008                                65,691          66,554
First Union National Bank Commercial
  Mortgage Trust, Series 2002- C1, Class
  A1, 5.585 due 02/12/2034                           598,538         641,702
GMAC Commercial Mortgage Security, Inc.,
  Series 1997-C1, Class A3, FRN 6.869%
  due 07/15/2029                                     375,000         424,416
Merrill Lynch Mortgage Investors,
  Inc., Series 1995-C2, Class A1,
  FRN 6.8013% due 06/15/2021                         369,343         378,317
  Series 1997-C1, Class A3,
  7.12% due 06/18/2029                               375,000         421,387
Residential Funding Mortgage Securities II,
  Series 2000-HI5, Class AI4,
  FRN 6.94% due 12/25/2014                           500,000         509,092
  Series 2001 HS2, Class A4,
  6.43% due 04/25/2016                               750,000         779,951
Salomon Brothers Commercial Mortgage
  Securities, Class A3, Series 2001-C1,
  6.428% due 12/18/2035                              750,000         841,743
Structured Asset Securities Corp.,
  Series 1998-RF2, Class A, FRN
  8.52% due 07/15/2027                               622,555         673,561
                                                                ------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost: $6,445,110)                                              $  6,838,574
                                                                ------------
ASSET BACKED SECURITIES - 0.80%
ACLC Business Loan Receivables
  Trust, Series 2002-1A, Class A1,
  FRN 5.408% due 12/15/2022                          217,850         224,433
California Infrastructure Development, Series
  1997-1, Class A7, FRN 6.42% due
  09/25/2008                                         500,000         544,282
Government Lease Trust, Series
  1999-GSA1, Class A2,  6.18% due
  05/18/2005                                       2,000,000       2,111,797
GRCT Consumer Loan Trust, Series
  2001-1A, Class 2BRV, FRN
  6.251% due 02/15/2020                              500,000         523,594
Onyx Acceptance Auto Trust, Series
  2002-C, Class A4, 4.07% due
  04/15/2009                                         300,000         311,805
Sears Credit Account Master Trust,
  Series 1998-2, Class A, 5.25% due
  10/16/2008                                         458,333         473,667
Vanderbilt Acquisition Loan Trust,
  Class A3, Series 2002-1, 5.70%
  due 09/07/2023                                     125,000         129,626
                                                                ------------
TOTAL ASSET BACKED SECURITIES
(Cost: $4,124,323)                                              $  4,319,204
                                                                ------------
SHORT TERM INVESTMENTS - 10.26%
Navigator Securities Lending Trust,
  1.48%                                          $55,099,366    $ 55,099,366
                                                                ------------
REPURCHASE AGREEMENTS - 3.32% ***
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60%, to be repurchased at
  $17,832,594 on 01/02/2003,
  collateralized by $11,635,000 U.S.
  Treasury Bonds, 9.875% due
  11/15/2015 (valued at $18,194,231,
  including interest).                           $17,832,000    $ 17,832,000
                                                                ------------
TOTAL INVESTMENTS (INCOME & VALUE
TRUST) (Cost: $599,659,511)                                     $537,024,741
                                                                ============

BALANCED TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 53.72%
AEROSPACE - 2.18%
General Dynamics Corp.                                11,400    $    904,818
Lockheed Martin Corp.                                 22,450       1,296,487
Raytheon Company                                      30,200         928,650
                                                                ------------
                                                                   3,129,955

AUTOMOBILES - 0.91%
General Motors Corp.                                  35,500       1,308,530
                                                                ------------
BANKING - 2.16%
Bank of America Corp.                                 21,300    $  1,481,841
Wells Fargo & Company                                 34,550       1,619,358
                                                                ------------
                                                                   3,101,199

BIOTECHNOLOGY - 0.99%
Amgen, Inc. *                                         29,300       1,416,362
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
BROADCASTING - 0.58%
Clear Channel Communications, Inc. *                  22,500    $    839,025
                                                                ------------
BUILDING MATERIALS & CONSTRUCTION - 0.94%
Masco Corp.                                           64,400       1,355,620
                                                                ------------
BUSINESS SERVICES - 0.82%
First Data Corp.                                      33,200       1,175,612
                                                                ------------
CABLE AND TELEVISION - 0.91%
AOL Time Warner, Inc. *                               99,900       1,308,690
                                                                ------------
CELLULAR COMMUNICATIONS - 0.50%
Vodafone Group PLC, ADR                               39,500         715,740
                                                                ------------
COMPUTERS & BUSINESS EQUIPMENT - 2.24%
Cisco Systems, Inc. *                                133,250       1,745,575
Hewlett-Packard Company                               51,074         886,645
Intel Corp.                                           37,350         581,539
                                                                ------------
                                                                   3,213,759

COSMETICS & TOILETRIES - 0.57%
Kimberly-Clark Corp.                                  17,300         821,231
                                                                ------------
CRUDE PETROLEUM & NATURAL GAS - 0.77%
Occidental Petroleum Corp.                            39,150       1,113,818
                                                                ------------
DOMESTIC OIL - 0.60%
Marathon Oil Corp.                                    40,350         859,052
                                                                ------------
DRUGS & HEALTH CARE - 0.76%
Cardinal Health, Inc.                                 18,450       1,092,056
                                                                ------------
ELECTRICAL EQUIPMENT - 0.91%
General Electric Company                              53,450       1,301,508
                                                                ------------
ELECTRIC UTILITIES - 0.73%
Dominion Resources, Inc.                              19,200       1,054,080
                                                                ------------
FINANCIAL SERVICES - 5.78%
American Express Company                              32,200       1,138,270
Citigroup, Inc.                                       56,500       1,988,235
Federal National Mortgage Association                 23,700       1,524,621
MBNA Corp.                                            57,300       1,089,846
Merrill Lynch & Company, Inc.                         29,400       1,115,730
Washington Mutual, Inc.                               41,700       1,439,901
                                                                ------------
                                                                   8,296,603

FOOD & BEVERAGES - 2.64%
ConAgra Foods, Inc.                                   38,600         965,386
General Mills, Inc.                                   25,500       1,197,225
PepsiCo, Inc.                                         38,500       1,625,470
                                                                ------------
                                                                   3,788,081

GAS & PIPELINE UTILITIES - 0.11%
El Paso Corp.                                         22,700         157,992
                                                                ------------
HEALTHCARE PRODUCTS - 2.31%
Abbott Laboratories                                   37,400       1,496,000
Johnson & Johnson                                     34,050       1,828,825
                                                                ------------
                                                                   3,324,825

HEALTHCARE SERVICES - 2.35%
HCA-The Healthcare Company                            31,300       1,298,950
McKesson Corp.                                        38,300       1,035,249
UnitedHealth Group, Inc.                              12,550       1,047,925
                                                                ------------
                                                                   3,382,124

HOTELS & RESTAURANTS - 0.57%
Marriott International, Inc., Class A                 24,950         820,107
                                                                ------------
HOUSEHOLD PRODUCTS - 0.69%
Newell Rubbermaid, Inc.                               32,500         985,725
                                                                ------------
INSURANCE - 3.94%
Aetna, Inc.                                           19,300         793,616
American International Group, Inc.                    31,250       1,807,812
CIGNA Corp.                                           14,350         590,072
Marsh & McLennan Companies, Inc.                      30,650       1,416,337
MetLife, Inc.                                         38,700       1,046,448
                                                                ------------
                                                                   5,654,285

LEISURE TIME - 0.41%
Carnival Corp., Class A                               23,500         586,325
                                                                ------------
MANUFACTURING - 0.71%
Tyco International, Ltd.                              59,600       1,017,968
                                                                ------------
OFFICE FURNISHINGS & SUPPLIES - 0.86%
Staples, Inc. *                                       67,500       1,235,250
                                                                ------------
PETROLEUM SERVICES - 1.40%
Halliburton Company                                   50,450         943,919
Transocean, Inc.                                      45,850       1,063,720
                                                                ------------
                                                                   2,007,639

PHARMACEUTICALS - 1.87%
Pharmacia Corp.                                       41,200       1,722,160
Wyeth                                                 25,750         963,050
                                                                ------------
                                                                   2,685,210

PUBLISHING - 1.58%
Gannett Company, Inc.                                 15,000       1,077,000
McGraw-Hill Companies, Inc.                           19,650       1,187,646
                                                                ------------
                                                                   2,264,646

RAILROADS & EQUIPMENT - 0.79%
Union Pacific Corp.                                   18,950       1,134,537
                                                                ------------
RETAIL TRADE - 4.68%
CVS Corp.                                             38,600         963,842
Federated Department Stores, Inc. *                   21,650         622,654
Home Depot, Inc.                                      45,150       1,081,794
Kohl's Corp. *                                        14,050         786,097
Lowe's Companies, Inc.                                17,100         641,250
Target Corp.                                          25,050         751,500
The Limited, Inc.                                     41,200         573,916
Wal-Mart Stores, Inc.                                 25,700       1,298,107
                                                                ------------
                                                                   6,719,160

SEMICONDUCTORS - 0.64%
Applied Materials, Inc. *                             30,100         392,203
Micron Technology, Inc. *                             54,900         534,726
                                                                ------------
                                                                     926,929

SOFTWARE - 2.75%
BEA Systems, Inc. *                                   58,050         665,833
Microsoft Corp. *                                     26,800       1,385,560
Oracle Corp. *                                       102,550       1,107,540
VERITAS Software Corp. *                              50,800         793,496
                                                                ------------
                                                                   3,952,429

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.59%
Lucent Technologies, Inc. * (a)                      102,650         129,339
Motorola, Inc.                                        82,800         716,220
                                                                ------------
                                                                     845,559

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
TELEPHONE - 0.69%
Alltel Corp.                                          19,450    $    991,950
                                                                ------------
TOBACCO - 1.36%
Philip Morris Companies, Inc.                         48,050       1,947,467
                                                                ------------
TRANSPORTATION - 0.43%
Harley-Davidson, Inc.                                 13,550         626,010
                                                                ------------
TOTAL COMMON STOCK
(Cost: $92,220,133)                                             $ 77,157,058
                                                                ------------

                                                    PRINCIPAL
                                                     AMOUNT         VALUE
                                                     ------         -----
U.S. TREASURY OBLIGATIONS - 6.86%
U.S. TREASURY BONDS - 1.90%
5.375% due 02/15/2031                             $ 2,500,000    $  2,725,390
                                                                 ------------
U.S. TREASURY NOTES - 4.96%
3.00% due 11/30/2003                                1,400,000       1,422,477
4.75% due 01/31/2003                                3,300,000       3,309,279
5.75% due 11/15/2005                                  700,000         773,801
7.25% due 05/15/2004                                1,500,000       1,620,468
                                                                 ------------
                                                                    7,126,025

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $9,767,779)                                               $  9,851,415
                                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.70%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.79%
6.25% due 07/15/2032                                1,000,000       1,132,826
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.52%
4.75% due 03/15/2004                                2,500,000       2,600,008
5.50% due 02/15/2006 - 11/01/2016                   3,241,577       3,420,920
6.00% due 10/01/2013 - 11/01/2032                   5,886,988       6,128,037
6.50% due 11/01/2028 - 01/01/2032                   5,683,373       5,924,158
6.625% due 11/15/2030                               1,250,000       1,466,448
7.00% due 12/01/2029                                2,618,223       2,756,252
                                                                 ------------
                                                                   22,295,823

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.39%
6.00% due 11/15/2032                                1,098,774       1,145,482
6.50% due 12/15/2028                                  569,414         598,655
7.00% due 02/15/2028                                2,088,054       2,217,320
7.50% due 12/15/2030                                  851,085         908,126
                                                                 ------------
                                                                    4,869,583

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $26,869,484)                                              $ 28,298,232
                                                                 ------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.54%
GOVERNMENT OF CANADA - 1.54%
5.50% due 10/01/2008                                2,000,000       2,211,170
                                                                 ------------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $1,977,802)                                               $  2,211,170
                                                                 ------------
CORPORATE BONDS - 7.34%
BROADCASTING - 0.75%
TCI Communciations, Inc.,
  8.65% due 09/15/2004                              1,000,000       1,073,645
                                                                 ------------
CABLE AND TELEVISION - 0.75%
Cox Communications, Inc. (a),
  6.75% due 03/15/2011                              1,000,000       1,075,983
                                                                 ------------
CELLULAR COMMUNICATIONS - 0.68%
Telus Corp.,
  7.50% due 06/01/2007                              1,000,000         970,000
                                                                 ------------
DRUGS & HEALTH CARE - 0.77%
Merck & Company, Inc.,
  6.40% due 03/01/2028                              1,000,000       1,108,599
                                                                 ------------
FINANCIAL SERVICES - 2.27%
Citigroup, Inc.,
  7.25% due 10/01/2010                              1,000,000       1,162,627
General Electric Capital Corp.,
  5.45% due 01/15/2013                              1,000,000       1,038,736
Household Finance Corp.,
  6.50% due 01/24/2006                              1,000,000       1,064,922
                                                                 ------------
                                                                    3,266,285

PETROLEUM SERVICES - 0.70%
Conocophillips,
  4.75% due 10/15/2012                              1,000,000       1,005,363
                                                                 ------------
TELEPHONE - 1.42%
New York Telephone Company,
  5.875% due 09/01/2003                             2,000,000       2,046,778
                                                                 ------------
TOTAL CORPORATE BONDS
(Cost: $10,183,492)                                              $ 10,546,653
                                                                 ------------
SHORT TERM INVESTMENTS - 3.36%
Navigator Securities Lending Trust,
  1.43%                                           $ 1,325,300    $  1,325,300
Federal Home Loan Bank Discount
  Note, 1.425% due 02/07/2003                       3,500,000       3,494,874
                                                                 ------------
                                                                 $  4,820,174

REPURCHASE AGREEMENTS - 7.48%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  1.00%, to be repurchased at
  $10,744,597 on 01/02/2003,
  collateralized by $7,810,000 U.S.
  Treasury Bonds 7.625% due
  02/15/2025 (valued at $10,962,881
  including interest).                            $10,744,000    $ 10,744,000
                                                                 ------------
TOTAL INVESTMENTS (BALANCED TRUST)
(Cost: $156,582,864)                                             $143,628,702
                                                                 ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

HIGH YIELD TRUST

                                                                      SHARES        VALUE
                                                                      ------        -----
COMMON STOCK - 0.16%
INTERNET CONTENT - 0.04%
Globix Corp. *                                                        83,945      $  167,890
                                                                                  ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.11%
Maxcom Telecomunicaciones SA                                         170,850           1,709
Maxcom Telecomunicaciones SA                                          10,531             105
Maxcom Telecomunicaciones SA                                         220,347           2,203
Motient Corp. *                                                      163,059         489,177
Song Networks Holdings AB, ADR *                                      29,128           1,011
Viatel Holding (Bermuda), Ltd. *                                       4,525           2,308
                                                                                  ----------
                                                                                     496,513
TELEPHONE - 0.01%
Ventelo *                                            EUR              35,092          31,649
                                                                                  ----------

TOTAL COMMON STOCK
(Cost: $5,215,721)                                                                $  696,052
                                                                                  ----------

PREFERRED STOCK - 2.27%
BROADCASTING - 0.39%
Paxson Communications Corp. JR
  CRT PIK *                                                               27         103,275
Paxson Communications Corp. JR
  EXEC PIK *                                                             304       1,588,400
                                                                                  ----------
                                                                                   1,691,675
CELLULAR COMMUNICATIONS - 0.45%
Dobson Communications Corp. *                                          4,024       1,941,580
                                                                                  ----------

ELECTRONICS - 0.52%
TNP Enterprises, Inc., Series D *                                     34,340       2,240,685
                                                                                  ----------

PUBLISHING - 0.13%
PRIMEDIA, Inc., Series D * (a)                                         5,215         337,671
PRIMEDIA, Inc., Series F                                               3,795         238,136
                                                                                  ----------
                                                                                     575,807
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.78%
Broadwing Communications, Inc., Series B                               4,405         401,956
Intermedia Communications, Inc, Series B *                               970          46,075
McLeodUSA, Inc., Class A *                                            16,663          68,319
NEXTEL Communications, Inc., Series D (a)                             30,280       2,884,113
                                                                                  ----------
                                                                                   3,400,463
TELEPHONE - 0.00%
XO Communications, Inc. *                                             23,875             239
XO Communications, Inc., Series B * (a)                                2,181             218
                                                                                  ----------
                                                                                         457
TOTAL PREFERRED STOCK
(Cost: $21,057,827)                                                               $9,850,667
                                                                                  ----------

WARRANTS - 0.02%
BROADCASTING - 0.00%
Paxson Communications Corp.,
  (Expiration date 06/30/2003; strike price
  $16.00) *                                                              832           2,496
XM Satellite Radio, Inc.,
  (Expiration date 03/15/2010; strike price
  $49.50) *                                                            1,295           1,295
                                                                                  ----------
                                                                                       3,791
ELECTRONICS - 0.01%
TNP Enterprises, Inc. (Expiration date
  04/01/2011; strike price $0.01) *                                    1,975          49,869
                                                                                  ----------

STEEL - 0.00%
Republic Technologies International LLC,
  Class D (Expiration date 07/15/2009;
  strike price $.01) *                                                 1,315              13
                                                                                  ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.01%
Maxcom Telecomunicaciones SA de CV,
  (Expiration date 04/01/2007; strike
  price $0.01) *                                                       1,675             167
McLeodUSA, Inc. , (Expiration date 04/16/2007;
  strike price $ 1.354) *                                             36,926          12,001
                                                                                  ----------
                                                                                      12,168

TELEPHONE - 0.00%
Occidente y Caribe Celular SA,
  (Expiration date 03/15/2004; strike
  price $1.00) *                                                      15,400             154
                                                                                  ----------

TOTAL WARRANTS
(Cost: $224,646)                                                                  $   65,995
                                                                                  ----------

                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                  ------            -----
U.S. TREASURY OBLIGATIONS - 0.47%
U.S. TREASURY NOTES - 0.47%
6.50% due 10/15/2006                                           $   1,775,000      $2,038,754
                                                                                  ----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,774,102)                                                                $2,038,754
                                                                                  ----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.68%
FEDERAL REPUBLIC OF BRAZIL - 0.51%
FRN 8.00% due 04/15/2014 (a)                                    $  2,191,910       1,457,620
11.00% due 01/11/2012                                              1,100,000         731,500
                                                                                  ----------
                                                                                   2,189,120
REPUBLIC OF COLOMBIA - 0.44%
9.75% due 04/23/2009 (a)                                           1,250,000       1,287,500
10.75% due 01/15/2013                                                615,000         636,525
                                                                                  ----------
                                                                                   1,924,025
GOVERNMENT OF MEXICO - 0.73%
8.375% due 01/14/2011                                              2,810,000       3,175,300
                                                                                  ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,232,880)                                                                $7,288,445
                                                                                  ----------

CORPORATE BONDS - 77.51%
ADVERTISING - 0.51%
RH Donnelley Finance Corp.,
  8.875% due 12/15/2010                                              625,000         668,750
  Series I, 10.875% due 12/15/2012                                 1,425,000       1,553,250
                                                                                  ----------
                                                                                   2,222,000
AIR TRAVEL - 0.43%
Air Canada,
  10.25% due 03/15/2011                                            3,340,000       1,870,400
                                                                                  ----------

AMUSEMENT & THEME PARKS - 0.51%
Six Flags, Inc.,
  8.875% due 02/01/2010                                            2,360,000       2,218,400
                                                                                  ----------

AUTO PARTS - 3.40%
ArvinMeritor, Inc.,
  8.75% due 03/01/2012                                               865,000         912,575
Collins & Aikman Products,
  10.75% due 12/31/2011                                            2,235,000       2,128,838
  11.50% due 04/15/2006 (a)                                        1,095,000         919,800

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                                 ------         -----
AUTO PARTS - CONTINUED
Dana Corp.,
  9.00% due 08/15/2011 (a)                            EUR      2,845,000       2,745,425
Dura Operating Corp., Series B,
  8.625% due 04/15/2012 (a)                                $   2,120,000       2,130,600
Eagle-Picher Industries, Inc.,
  9.375% due 03/01/2008                                        2,140,000       1,508,700
Lear Corp., Series B,
  8.11% due 05/15/2009                                         2,515,000       2,659,612
Metaldyne Corp.,
  11.00% due 06/15/2012                                        2,100,000       1,722,000
                                                                              ----------
                                                                              14,727,550
AUTO SERVICES - 0.51%
AutoNation, Inc.,
  9.00% due 08/01/2008                                         2,165,000       2,186,650
                                                                              ----------

BROADCASTING - 4.40%
British Sky Broadcasting Group, PLC,
  6.875% due 02/23/2009                                          812,000         830,270
  8.20% due 07/15/2009                                         4,295,000       4,638,600
Callahan Nordrhein Westfalen,
  14.00% due 07/15/2010 (a) @                                  4,800,000         180,000
Corus Entertainment, Inc.,
  8.75% due 03/01/2012                                           250,000         264,688
News America Holdings, Inc.,
  7.75% due 01/20/2024 (a)                                       985,000         985,962
Nextmedia Operating, Inc.,
  10.75% due 07/01/2011                                        2,560,000       2,691,200
Pegasus Communications Corp., Series B,
  9.75% due 12/01/2006                                           395,000         209,350
  12.50% due 08/01/2007                                          180,000          95,400
Quebecor Media, Inc.,
  11.125% due 07/15/2011                                       1,405,000       1,294,357
  zero coupon, step up to
  13.75% on 07/15/2006 due                                       625,000         353,906
  07/15/2011
Salem Communications Holding
  Corp., 9.00% due 07/01/2011                                  2,620,000       2,747,725
Telewest Communications PLC,
  zero coupon, step up to 9.875%                      GBP      3,345,000       1,022,918
  on 04/15/2004 due 04/15/2009
  9.875% due 02/01/2010 (a)                                $     650,000         117,000
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                                        4,030,000       3,642,112
                                                                              ----------
                                                                              19,073,488
BUILDING MATERIALS & CONSTRUCTION - 0.24%
Brand Services, Inc.,
  12.00% due 10/15/2012                                        1,005,000       1,055,250
                                                                              ----------

BUSINESS SERVICES - 1.03%
Encompass Services Corp.,
  10.50% due 05/01/2009                                        1,300,000          26,000
Interep National Radio Sales, Inc., Series
  B, Class A, 10.00% due 07/01/2008                            2,030,000       1,583,400
Iron Mountain, Inc.,
  7.75% due 01/15/2015                                           760,000         760,000
Solectron Corp.,
  zero coupon due 11/20/2020                                   4,075,000       2,068,062
                                                                              ----------
                                                                               4,437,462
CABLE AND TELEVISION - 1.27%
AOL Time Warner, Inc.,
  6.875% due 05/01/2012                                        3,773,000       3,984,680
Charter Communications Holdings,
  LLC, 10.25% due 01/15/2010                                   1,810,000         805,450
Charter Capital, zero coupon, step up to
  11.75% on 05/16/2006 due 05/15/2011                            775,000         193,750
  zero coupon, step up to 13.50%
  on 01/15/2006 due 01/15/2011                                 1,900,000         494,000
                                                                              ----------
                                                                               5,477,880
CELLULAR COMMUNICATIONS - 0.62%
American Cellular Corp.,
  9.50% due 10/15/2009                                         3,530,000         670,700
Dobson/Sygnet Communications,
  12.25% due 12/15/2008 (a)                                      775,000         592,875
Triton PCS, Inc.,
  8.75% due 11/15/2011 (a)                                     1,760,000       1,425,600
                                                                               ---------
                                                                               2,689,175
CHEMICALS - 5.65%
Acetex Corp.,
  10.875% due 08/01/2009                                       1,215,000       1,287,900
Avecia Group PLC,
  11.00% due 07/01/2009 (a)                                    1,460,000       1,138,800
Equistar Chemicals LP,
  10.125% due 09/01/2008 FMC Corp.                             3,000,000       2,730,000
  10.25% due 11/01/2009                                        1,150,000       1,242,000
Huntsman ICI Chemicals,
  10.125% due 07/01/2009                             EUR       1,200,000         968,369
  10.125% due 07/01/2009 (a)                               $   4,365,000       3,622,950
ISP Chemco, Inc., Series B
  10.25% due 07/01/2011 (a)                                    1,235,000       1,278,225
  10.625% due 12/15/2009                                       3,195,000       2,779,650
Lyondell Chemical Company,
  9.50% due 12/15/2008                                         1,395,000       1,297,350
Lyondell Chemical Company,
  Series A, 9.625% due 05/01/2007                              1,410,000       1,353,600
Messer Grieshiem Holding AG,
  10.375% due 06/01/2011                             EUR       2,840,000       3,185,001
Millennium America, Inc.,
  7.00% due 11/15/2006                                     $   1,910,000       1,845,537
  9.25% due 06/15/2008 (a)                                     1,695,000       1,767,038
                                                                              ----------
                                                                              24,496,420
COMPUTERS & BUSINESS EQUIPMENT - 1.01%
International Game Technology,
  8.375% due 05/15/2009                                        3,945,000       4,378,950
                                                                              ----------

CONSTRUCTION MATERIALS - 0.28%
Nortek Holdings, Inc., Series
  B, 9.25% due 03/15/2007                                        530,000         544,575
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007                                  2,845,000         654,350
                                                                              ----------
                                                                               1,198,925
CONSTRUCTION & MINING EQUIPMENT - 1.05%
Case Corp., Series B,
  6.25% due 12/01/2003                                           825,000         800,250
Technical Olympic SA,
  9.00% due 07/01/2010                                         2,460,000       2,386,200
Technical Olympic USA, Inc.,
  10.375% due 07/01/2012                                       1,435,000       1,356,075
                                                                              ----------
                                                                               4,542,525
CONTAINERS & GLASS - 3.07%
Norampac, Inc.,
  9.50% due 02/01/2008                                         3,810,000       4,000,500
Owens Brockway Glass
  Container,  8.75% due 11/15/2012                               575,000         583,625
Owens-Illinois, Inc., Series
  2008, 7.35% due 05/15/2008                                   1,025,000         950,688

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                                ------          -----
CONTAINERS & GLASS - CONTINUED
Owens-Illinois, Inc., Series
  2010, 7.50% due 05/15/2010 (a)                           $    3,910,000    $ 3,597,200
Pliant Corp.,
  13.00% due 06/01/2010                                        2,020,000       1,850,262
Riverwood International Corp.,
  10.625% due 08/01/2007                                         500,000         517,500
  10.875% due 04/01/2008 (a)                                   1,780,000       1,788,900
                                                                             -----------
                                                                              13,288,675
CRUDE PETROLEUM & NATURAL GAS - 0.84%
Chesapeake Energy Corp.,
  8.125% due 04/01/2011                                        3,525,000       3,630,750
                                                                             -----------

DOMESTIC OIL - 1.42%
Hanover Equipment Test,
  8.50% due 09/01/2008 (a)                                     1,330,000       1,296,750
  8.75% due 09/01/2011                                         2,010,000       1,939,650
Magnum Hunter Resources, Inc.,
  9.60% due 03/15/2012                                         1,170,000       1,243,125
Stone Energy Corp.,
  8.25% due 12/15/2011                                         1,060,000       1,102,400
Westport Resources Corp.,
  8.25% due 11/01/2011                                           535,000         561,750
                                                                               ---------
                                                                               6,143,675
DRUGS & HEALTH CARE - 1.31%
Columbia/HCA Healthcare Corp.,
  6.91% due 06/15/2005                                         2,825,000       2,968,386
  7.69% due 06/15/2025                                         1,000,000         989,398
Omnicare, Inc., Series B,
  8.125% due 03/15/2011 (a)                                    1,585,000       1,695,950
                                                                             -----------
                                                                               5,653,734
ELECTRICAL EQUIPMENT - 0.88%
BRL Universal Equipment,
  8.875% due 02/15/2008                                        3,660,000       3,806,400
                                                                             -----------

ELECTRIC UTILITIES - 1.07%
Calpine Corp.,
  8.50% due 02/15/2011 (a)                                     2,360,000       1,026,600
Monongahela Power Company,
  5.00% due 10/01/2006                                         2,160,000       2,085,610
PSEG Energy Holdings, Inc.,
  8.625% due 02/15/2008                                        1,800,000       1,503,000
                                                                             -----------
                                                                               4,615,210
ELECTRONICS - 0.85%
Flextronics International, Ltd.,
  8.75% due 10/15/2007 (a)                                       180,000         184,950
  9.875% due 07/01/2010 (a)                                    1,805,000       1,944,888
Muzak LLC/Muzak Finance Corp.,
  9.875% due 03/15/2009 (a)                                    1,885,000       1,536,275
                                                                             -----------
                                                                               3,666,113

ENERGY - 0.17%
Dynegy Holdings, Inc.,
  6.875% due 04/01/2011                                        2,165,000         736,100
                                                                             -----------

FINANCIAL SERVICES - 3.29%
Case Credit Corp.,
  6.125% due 02/15/2003                                          960,000         953,794
Ford Motor Credit Company,
  7.25% due 10/25/2011                                         2,770,000       2,691,543
Istar Financial, Inc.,
  8.75% due 08/15/2008                                         2,195,000       2,335,980
MDP Acquisitions PLC,                                EUR
  10.125% due 10/01/2012                                       2,675,000       2,927,300
Pemex Project Funding Master
  Trust, 9.125% due 10/13/2010                                 1,400,000       1,603,000
PTC International Finance II
  SA, 11.25% due 12/01/2009                          EUR       1,740,000       1,934,221
Ucar Finance, Inc.,
  10.25% due 02/15/2012                                    $   2,280,000       1,812,600
                                                                             -----------
                                                                              14,258,438
FOOD & BEVERAGES - 1.71%
Michael Foods, Inc., Series
  B, 11.75% due 04/01/2011                                     1,475,000       1,652,000
Smithfield Foods, Inc. ,
  7.625% due 02/15/2008 (a)                                    4,230,000       4,124,250
  8.00% due 10/15/2009 (a)                                     1,610,000       1,642,200
                                                                             -----------
                                                                               7,418,450
FOREST PRODUCTS - 1.12%
Tembec Industries, Inc.,
  7.75% due 03/15/2012                                         1,270,000       1,231,900
  8.50% due 02/01/2011                                         3,610,000       3,637,075
                                                                             -----------
                                                                               4,868,975
GAS & PIPELINE UTILITIES - 0.40%
El Paso Energy Partners LP,
  10.625% due 12/01/2012(a)                                    1,705,000       1,722,050
                                                                             -----------

HEALTHCARE PRODUCTS - 0.86%
Fresenius Medical Care Capital Trust
  I, 7.875% due 02/01/2008                                     2,130,000       2,098,050
  Trust IV, 7.875% due 06/15/2011                              1,680,000       1,629,600
                                                                             -----------
                                                                               3,727,650

HEALTHCARE SERVICES - 0.88%
Health Net, Inc.,
  8.375% due 04/15/2011                                        2,000,000       2,305,976
HEALTHSOUTH Corp.,
  7.625% due 06/01/2012                                          925,000         763,125
Manor Care, Inc.,
  8.00% due 03/01/2008                                           715,000         754,325
                                                                             -----------
                                                                               3,823,426
HOMEBUILDERS - 1.90%
Schuler Homes, Inc.,
  9.375% due 07/15/2009                                        3,250,000       3,315,000
  10.50% due 07/15/2011 (a)                                      150,000         153,750
Toll Brothers, Inc. ,
  8.25% due 02/01/2011(a)                                      4,730,000       4,753,650
                                                                             -----------
                                                                               8,222,400
HOTELS & RESTAURANTS - 6.61%
Hilton Hotels Corp.,
  7.95% due 04/15/2007                                         2,910,000       3,023,164
HMH Properties, Inc.,
  Series A, 7.875% due 08/01/2005                              3,685,000       3,629,725
  Series B, 7.875% due 08/01/2008                              1,420,000       1,377,400
  Series C, 8.45% due 12/01/2008                                 950,000         938,125
Park Place Entertainment Corp.,
  7.875% due 12/15/2005                                        1,525,000       1,551,688
Park Place Entertainment Corp.,
  8.50% due 11/15/2006                                           725,000         770,799
  9.375% due 02/15/2007                                        2,175,000       2,321,812
Prime Hospitality Corp.,
  Series B, 8.375% due 05/01/2012                              4,015,000       3,894,550
Starwood Hotels & Resorts Worldwide, Inc.,
  7.375% due 05/01/2007                                        1,010,000         992,325
  7.875% due 05/01/2012                                        3,635,000       3,598,650
Station Casinos, Inc.,
  8.375% due 02/15/2008                                        1,365,000       1,450,313
  8.875% due 12/01/2008(a)                                     2,985,000       3,104,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               PRINCIPAL
                                                                AMOUNT          VALUE
                                                                ------          -----
HOTELS & RESTAURANTS - CONTINUED
Venetian Casino Resort LLC,
  11.00% due 06/15/2010                                    $   1,915,000     $ 2,001,175
                                                                             -----------
                                                                              28,654,126
INDUSTRIAL MACHINERY - 1.58%
Flowserve Corp. (a),
  12.25% due 08/15/2010                                        1,944,000       2,118,960
NMHG Holding Company,
  10.00% due 05/15/2009                                        1,425,000       1,425,000
The Manitowoc Company, Inc.,
  10.375% due 05/15/2011                             EUR       2,085,000       2,284,933
  10.50% due 08/01/2012                                          995,000       1,032,312
                                                                             -----------
                                                                               6,861,205
INDUSTRIALS - 1.46%
Fisher Scientific
  International, Inc.,
  7.125% due 12/15/2005                                    $   1,085,000       1,101,275
  9.00% due 02/01/2008                                           880,000         917,400
  9.00% due 02/01/2008                                           370,000         385,725
Louisiana Pacific Corp.,
  8.875% due 08/15/2010                                          265,000         284,279
  10.875% due 11/15/2008(a),                                   3,375,000       3,628,125
                                                                             -----------
                                                                               6,316,804
INSURANCE - 1.43%
Aetna, Inc.,
  7.875% due 03/01/2011                                        3,145,000       3,533,797
Anthem Insurance Companies, Inc.,
  9.125% due 04/01/2010                                        2,210,000       2,652,663
                                                                             -----------
                                                                               6,186,460
INTERNATIONAL OIL - 0.88%
Vintage Petroleum, Inc.,
  7.875% due 05/15/2011                                        1,290,000       1,257,750
  8.625% due 02/01/2009                                          790,000         797,900
  9.75% due 06/30/2009                                         1,695,000       1,762,800
                                                                             -----------
                                                                               3,818,450
INTERNET CONTENT - 0.15%
Globix Corp.,
  11.00% due 05/01/2008                                          719,995         518,396
PSINet, Inc.,
  Series B, 10.00% due 02/15/2005                              3,320,000          99,600
  11.00% due 08/01/2009                                        1,300,000          39,000
                                                                             -----------
                                                                                 656,996
LEISURE TIME - 2.98%
Alliance Atlantis Communicatons,
  Inc., 13.00% due 12/15/2009                                  3,320,000       3,618,800
Harrahs Operating, Inc.,
  7.875% due 12/15/2005                                        1,455,000       1,542,300
  8.00% due 02/01/2011                                         2,940,000       3,390,852
Horseshoe Gaming LLC, Series
  B, 8.625% due 05/15/2009                                     4,100,000       4,356,250
                                                                             -----------
                                                                              12,908,202
MANUFACTURING - 1.34%
Foamex L P Capital Corp.,
  10.75% due 04/01/2009                                        2,530,000       1,771,000
Tekni Plex, Inc.,
  12.75% due 06/15/2010                                        1,225,000       1,145,375
  Series B,12.75% due 06/15/2010                                 891,000         833,085
Tyco International Group SA,
  6.75% due 02/15/2011 (a)                                     2,175,000       2,055,375
                                                                             -----------
                                                                               5,804,835
MEDICAL-HOSPITALS - 1.60%
HCA-The Healthcare Company,
  8.75% due 09/01/2010 (a)                                     3,440,000       3,959,086
Tenet Healthcare Corp.,
  6.50% due 06/01/2012 (a)                                     3,300,000       2,986,500
                                                                             -----------
                                                                               6,945,586
METAL & METAL PRODUCTS - 2.00%
Glencore Nickel Property, Ltd.,
  9.00% due 12/01/2014 @                                         630,000         148,050
Intermet Corp.,
  9.75% due 06/15/2009                                         3,035,000       2,731,500
Phelps Dodge Corp.,
  8.75% due 06/01/2011                                         1,525,000       1,577,812
Trimas Corp.,
  9.875% due 06/15/2012                                        4,260,000       4,217,400
                                                                             -----------
                                                                               8,674,762
MINING - 0.27%
Murrin Murrin Holdings Property,
  9.375% due 08/31/2007                                        4,845,000       1,162,800
                                                                             -----------

PAPER - 1.56%
Abitibi-Consolidated, Inc.,
  8.55% due 08/01/2010                                         1,425,000       1,581,562
  8.85% due 08/01/2030                                           660,000         709,738
Indah Kiat Finance Mauritius, Ltd.,
  10.00% due 07/01/2007                                        1,850,000         471,750
Pacifica Papers, Inc.,
  10.00% due 03/15/2009                                        3,795,000       4,013,213
                                                                             -----------
                                                                               6,776,263
PETROLEUM SERVICES - 1.69%
Husky Oil, Ltd.,
  FRN 8.90% due 08/15/2028                                     4,200,000       4,639,202
Tesoro Petroleum Corp. (a),
  9.625% due 04/01/2012                                        4,135,000       2,687,750
                                                                             -----------
                                                                               7,326,952
PHARMACEUTICALS - 1.26%
AmerisourceBergen Corp.,
  7.25% due 11/15/2012                                         1,320,000       1,353,000
  8.125% due 09/01/2008                                        3,865,000       4,116,225
                                                                             -----------
                                                                               5,469,225
PUBLISHING - 1.69%
Hollinger Participation Trust,                                 1,826,289       1,716,712
  FRN 12.125% due 11/15/2010
Mail-Well I Corp.,
  9.625% due 03/15/2012                                        3,425,000       3,048,250
PRIMEDIA, Inc.,
  8.875% due 05/15/2011                                        2,825,000       2,556,625
                                                                             -----------
                                                                               7,321,587
REAL ESTATE - 0.61%
CB Richard Ellis Services,
  Inc., 11.25% due 06/15/2011 (a)                              2,875,000       2,645,000
                                                                             -----------

RETAIL TRADE - 0.75%
Gap, Inc.,
  FRN 10.55% due 12/15/2008 (a)                                1,215,000       1,324,350
J. C. Penny, Inc.,
  6.875% due 10/15/2015                                          350,000         297,500
  7.60% due 04/01/2007 (a)                                       385,000         389,813
  9.00% due 08/01/2012                                         1,195,000       1,218,900
                                                                             -----------
                                                                               3,230,563
SANITARY SERVICES - 3.25%
Allied Waste North America,
  Inc., Series B, 8.875% due 04/01/2008                        5,500,000       5,582,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                             -----------    ------------
SANITARY SERVICES - CONTINUED
Johnsondiversey Inc.,
  9.625% due 05/15/2012                              EUR         535,000    $    577,605
  9.625% due 05/15/2012                                        1,625,000       1,710,313
USA Waste Services, Inc.,
  7.125% due 10/01/2007 - 12/15/2017                        $  2,675,000       2,878,742
Waste Management, Inc.,
  6.875% due 05/15/2009                                        1,280,000       1,344,009
  7.375% due 08/01/2010                                        1,010,000       1,105,082
  7.65% due 03/15/2011                                           805,000         882,775
                                                                            ------------
                                                                              14,081,026
SEMICONDUCTORS - 0.43%
Fairchild Semiconductor Corp.,
  10.375% due 10/01/2007 (a)                                     870,000         913,500
  10.50% due 02/01/2009                                          890,000         961,200
                                                                            ------------
                                                                               1,874,700
SOFTWARE - 0.04%
Exodus Communications, Inc.,
  11.625% due 07/15/2010 @                                     3,900,000         175,500
                                                                            ------------

STEEL - 0.91%
National Steel Corp., Series
  D, 9.875% due 03/01/2009                                     5,450,000       2,118,687
Oregon Steel Mills Inc.,
  10.00% due 07/15/2009                                        1,750,000       1,776,250
Republic Technologies International
  LLC/RTI Capital Corp.,
  13.75% due 07/15/2009                                        1,315,000          52,600
                                                                            ------------
                                                                               3,947,537
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.18%
Centennial Cellular Operating Company,
  LLC, 10.75% due                                              1,305,000         704,700
  12/15/2008 (a)
EchoStar DBS Corp.,
  9.375% due 02/01/2009                                        4,465,000       4,721,737
Global Crossing Holdings, Ltd.,
  8.70% due 08/01/2007 @                                       4,315,000         129,450
  9.625% due 05/15/2008 @                                        940,000          28,200
Maxcom Telecomunicaciones SA,
  zero coupon, step up to 10.00%
  on 03/01/2006 due 03/01/2007                                 1,065,903         319,771
Metromedia Fiber Network,
  Inc., 10.00% due 12/15/2009 @                                3,600,000          45,000
NEXTEL Communications, Inc.,
  10.65% due 09/15/2007 (a)                                    4,975,000       4,751,125
RCN Corp., Series B,
  zero coupon, step up to 9.80%                                1,325,000         245,125
  on 02/15/2003 due 02/15/2008
  11.125% due 10/15/2007                                       5,919,000       1,302,180
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                                       2,675,000       1,023,187
  FRN 11.70% due 05/15/2009                                    1,550,000         170,500
Song Networks N.V.-USD,
  13.00% due 05/15/2009                                        1,200,000         168,000
Tele1 Europe Bv,
  12.375% due 02/01/2008                             EUR       1,100,000         162,077
                                                                            ------------
                                                                              13,771,052
TELEPHONE - 1.16%
Focal Communications Corp.,
  Series B, 11.875% due 01/15/2010 (a)                      $  2,535,000          50,700
  Series B, zero coupon, step up to 12.125%
  on 02/15/2003 due 02/15/2008                                   351,000           7,020
Primus Telecommunications Group,
  Inc., 11.25% due 01/15/2009                                  1,070,000         631,300
  Series B, 9.875% due 05/15/2008                                940,000         554,600
Rhythms Netconnections, Inc.,
  Series B, zero coupon, step up
  to 13.50% on 05/15/2003 due 05/15/2008                       5,010,000             501
  Series B, 14.00% due 02/15/2010                              2,405,000             241
SBA Communications Corp.
  10.25% due 02/01/2009 (a)                                    1,275,000         688,500
  zero coupon, step up to
  12.00% on 03/01/2004 due 03/01/2008                          2,330,000       1,234,900
WorldCom, Inc.,
  8.25% due 05/15/2031                                         7,945,000       1,867,075
XO Communications, Inc.,
  zero coupon, step up to
  9.45% on 02/15/2003 due 04/15/2008                           2,200,000           2,750
  10.75% due 11/15/2008                                        2,250,000           2,812
  zero coupon, step up to 12.25% on
  06/01/2004 due 06/01/2009 (a)                                  750,000             937
                                                                            ------------
                                                                               5,041,336
TOTAL CORPORATE BONDS
(Cost: $388,210,170)                                                        $335,808,088
                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.66%
CA FM Lease Trust,
  8.50% due 07/15/2017                                         2,626,874       2,866,419
                                                                            ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $2,789,049)                                                          $  2,866,419
                                                                            ------------

SHORT TERM INVESTMENTS - 12.94%
Navigator Securities Lending Trust,
  1.43%                                                     $ 55,045,484    $ 55,045,484
U.S. Treasury Bills,
  1.185% due 03/27/2003 ****                                     500,000         498,647
  1.19% due 01/16/2003 ****                                      500,000         499,784
                                                                            ------------
                                                                            $ 56,043,915
REPURCHASE AGREEMENTS - 4.29%
Repurchase Agreement with State
  State Street Corp., dated 12/31/2002 at
  0.60%, to be repurchased at
  $18,588,620 on 01/02/2003,
  collateralized by $12,125,000
  U.S. Treasury Bonds, 9.875%
  due 11/15/2015 (valued at
  $18,960,469, including interest).                         $ 18,588,000    $ 18,588,000
                                                                            ------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $501,136,310)                                                        $433,246,335
                                                                            ============

STRATEGIC BOND TRUST

                                                                 SHARES           VALUE
                                                                 ------           -----
COMMON STOCK - 0.05%
BUSINESS SERVICES - 0.01%
Indesco International Inc. *                                      25,862         $37,500
                                                                                  ------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Axiohm Transaction Solutions *                                     8,111              81
                                                                                  ------

FINANCIAL SERVICES - 0.01%
Contifinancial Corp. Liquidating Trust * (a)                   1,451,719          58,069
                                                                                  ------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                 SHARES          VALUE
                                                                 ------          ------
FOOD & BEVERAGES - 0.03%
Imperial Sugar Company *                                          35,045      $  152,796
                                                                              ----------

TRUCKING & FREIGHT - 0.00%
Terex Corp. * (a)                                                  2,521          28,084
                                                                              ----------

TOTAL COMMON STOCK
(Cost: $2,251,496)                                                            $  276,530
                                                                              ----------

PREFERRED STOCK - 0.04%
BROADCASTING - 0.04%
CSC Holdings, Inc., Series H                                       2,000         190,500
CSC Holdings, Inc., Series M                                         500          46,625
                                                                              ----------
                                                                                 237,125
ELECTRIC UTILITIES - 0.00%
TCR Holdings, Class B *                                            3,003               3
TCR Holdings, Class C *                                            1,652               2
TCR Holdings, Class D *                                            4,355               4
TCR Holdings, Class E *                                            9,009               9
                                                                              ----------
                                                                                      18
TOTAL PREFERRED STOCK
(Cost: $246,446)                                                              $  237,143
                                                                              ----------

WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corp., (Expiration date
  04/15/2004; strike price $18.797) *                              1,000               0
                                                                              ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Leap Wireless International, Inc., (Expiration
  date 04/15/2010; strike price $96.80) *                            370             139
                                                                              ----------

GOVERNMENT OF MEXICO - 0.00%
Mexico Value Rec Wrt B Tech *                                  1,000,000           3,500
Mexico Value Rec Wrt C Tech *                                  1,000,000             800
Mexico Value Rec Wrt D Tech *                                  1,000,000             800
Mexico, Value Recov Rights *                                   1,000,000               0
                                                                              ----------
                                                                                   5,100
REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela, (Expiration date
  04/15/2020; strike price $26.00) *                              10,000             100
                                                                              ----------

TOTAL WARRANTS
(Cost: $0)                                                                    $    5,339
                                                                              ----------

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                                ------          -----
U.S. TREASURY OBLIGATIONS - 10.89%
U.S. TREASURY BONDS - 3.68%
5.25% due 11/15/2028 - 02/15/2029 ***                        $ 8,250,000     $ 8,618,583
5.50% due 08/15/2028 ***                                       3,500,000       3,781,642
6.125% due 08/15/2029 ***                                      2,000,000       2,347,968
6.25% due 05/15/2030 ***                                       4,500,000       5,385,060
                                                                             -----------
                                                                              20,133,253
U.S. TREASURY NOTES - 7.21%
4.375% due 05/15/2007 (a)                                      9,000,000       9,664,452
4.875% due 02/15/2012 (a) ***                                 23,000,000      24,975,654
5.875% due 11/15/2004 ***                                      4,500,000       4,860,175
                                                                             -----------
                                                                              39,500,281
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $54,873,500)                                                          $59,633,534
                                                                             -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.38%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.11%
REMIC, IO 7.595% due 07/15/2006                                   97,088             447
8.00% due 05/01/2010                                             129,686         139,505
8.50% due 05/01/2008                                             118,723         127,392
10.00% due 05/15/2020                                            326,961         335,245
                                                                             -----------
                                                                                 602,589

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.13%
5.50% TBA **                                                  35,000,000      35,689,080
6.00% TBA **                                                  12,000,000      12,401,256
6.50% due 10/01/2032                                          14,233,391      14,826,584
7.00% TBA **                                                  14,000,000      14,721,868
FRN 7.39028% due 01/17/2013 ***                                6,899,111       7,399,476
7.50% due 07/01/2030 - 02/01/2031                              1,285,732       1,365,178
8.00% TBA  **                                                  1,000,000       1,074,688
8.80% due 01/25/2019                                             506,132         572,249
REMIC, 10.40% due 04/25/2019                                     178,050         201,594
FRN 13.00% due 11/15/2015                                         69,543          82,401
                                                                             -----------
                                                                              88,334,374
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.14%
7.50% due 04/15/2022 - 02/15/2028                                728,634         779,169
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $87,611,269)                                                          $89,716,132
                                                                             -----------

FOREIGN GOVERNMENT OBLIGATIONS - 12.58%
GOVERNMENT OF ALGERIA - 0.11%
FRN 2.625% due 03/04/2010                                        693,137         623,824
                                                                             -----------

REPUBLIC OF ARGENTINA - 0.22%
FRN 2.3125% due 03/31/2023                                     2,000,000         983,092
FRN 6.00% due 03/31/2023                                         500,000         230,650
                                                                             -----------
                                                                               1,213,742
FEDERAL REPUBLIC OF BRAZIL - 3.09%
FRN 8.00% due 04/15/2014                                      12,314,100       8,188,876
9.375% due 04/07/2008                                            225,000         157,500
11.25% due 07/26/2007                                          1,025,000         784,125
11.50% due 03/12/2008                                          3,410,000       2,591,600
12.00% due 04/15/2010                                          5,825,000       4,237,688
12.25% due 03/06/2030                                          1,250,000         868,750
14.50% due 10/15/2009                                            100,000          83,000
                                                                             -----------
                                                                              16,911,539
NATIONAL REPUBLIC OF BULGARIA - 0.54%
FRN 2.6875% due 07/28/2011                                     1,673,250       1,551,939
FRN, 2.6875% due 07/28/2012                                    1,476,191       1,391,310
                                                                             -----------
                                                                               2,943,249
REPUBLIC OF COLOMBIA - 0.73%
8.375% due 02/15/2027                                             65,000          51,094
10.00% due 01/23/2012                                          1,400,000       1,414,000
10.75% due 01/15/2013                                          1,000,000       1,035,000
11.75% due 02/25/2020                                          1,375,000       1,471,250
                                                                             -----------
                                                                               3,971,344
REPUBLIC OF ECUADOR - 0.49%
6.00%, step up to 10.00% on
  08/15/2006, due 08/15/2030                                   6,675,000       2,696,573
                                                                             -----------

REPUBLIC OF ITALY - 0.38%
5.804% due 10/25/2032                                          2,000,000       2,080,006
                                                                             -----------

GOVERNMENT OF JAMAICA - 0.06%
12.75% due 09/01/2007                                            300,000         336,000
                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                               ---------         -----
GOVERNMENT OF MEXICO - 2.27%
8.30% due 08/15/2031                                         $ 7,200,000     $ 7,596,000
8.375% due 01/14/2011                                          4,285,000       4,842,050
                                                                             -----------
                                                                              12,438,050
GOVERNMENT OF MOROCCO - 0.22%
FRN 2.5625% due 01/01/2009                                     1,327,818       1,201,675
                                                                             -----------

REPUBLIC OF PANAMA - 0.38%
9.625% due 02/08/2011                                            300,000         327,750
9.375% due 01/16/2023                                          1,100,000       1,133,000
FRN 2.75% due 07/17/2016                                         801,801         641,842
                                                                             -----------
                                                                               2,102,592
REPUBLIC OF PERU - 0.27%
FRN, 4.00% due 03/07/2017                                        475,000         337,265
FRN 4.50% due 03/07/2017                                       1,445,500       1,123,755
                                                                             -----------
                                                                               1,461,020
REPUBLIC OF PHILLIPINES - 0.55%
8.375% due 03/12/2009                                          1,500,000       1,503,750
9.875% due 01/15/2019                                          1,490,000       1,475,100
                                                                               ---------
                                                                               2,978,850
GOVERNMENT OF RUSSIA - 2.28%
5.00%, step up to 7.50% on
  03/31/2007 due 03/31/2030                                   15,825,500      12,502,145
8.25% due 03/31/2010                                               3,000           3,172
                                                                             -----------
                                                                              12,505,317
REPUBLIC OF TURKEY - 0.82%
11.50% due 01/23/2012                                            225,000         231,750
11.875% due 01/15/2030                                         3,400,000       3,570,000
12.375% due 06/15/2009                                           650,000         708,923
                                                                             -----------
                                                                               4,510,673
REPUBLIC OF URUGUAY - 0.17%
7.25% due 05/04/2009                                             600,000         274,500
7.625% due 01/20/2012                                            725,000         362,500
7.875% due 07/15/2027                                            175,000          84,000
7.875% due 03/25/2009                                            425,000         229,500
                                                                             -----------
                                                                                 950,500
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $65,306,565)                                                          $68,924,954
                                                                             -----------

CORPORATE BONDS - 29.55%
ADVERTISING - 0.15%
RH Donnelley Finance Corp.,
  Series I,  10.875% due 12/15/2012                          $   750,000     $   817,500
                                                                             -----------

AEROSPACE - 0.33%
Alliant Techsystems Inc.,
  8.50% due 05/15/2011                                           800,000         864,000
Sequa Corp.,
  9.00% due 08/01/2009                                           975,000         936,000
Stellex Industries, Inc.,
  9.50% due 11/01/2007                                         1,000,000             100
                                                                             -----------
                                                                               1,800,100
AGRICULTURE - 0.25%
Hines Horticulture, Series B,
  FRN 12.75% due 10/15/2005                                      839,000         880,950
Terra Industries,
  10.50% due 06/15/2005                                          525,000         477,750
                                                                             -----------
                                                                               1,358,700
AIR TRAVEL - 0.38%
US Airways, Series 2000-3, Class G,
  7.89% due 09/01/2020                                         1,994,425       2,085,750
                                                                             -----------
APPAREL & TEXTILES - 0.43%
Levi Strauss & Company,
  6.80% due 11/01/2003                                           150,000         147,750
  7.00% due 11/01/2006                                           275,000         239,250
  11.625% due 01/15/2008 (a)                                     400,000         391,000
  12.25% due 12/15/2012                                          300,000         294,000
Tropical Sportswear International Corp.,
  Series A, 11.00% due 06/15/2008                              1,250,000       1,262,500
                                                                             -----------
                                                                               2,334,500
AUTO PARTS - 0.43%
Advance Stores Inc.,
  10.25% due 04/15/2008                                          700,000         742,000
  Series B, 10.25% due 04/15/2008                                 75,000          79,500
ArvinMeritor, Inc.,
  8.75% due 03/01/2012                                           300,000         316,500
Breed Technologies, Inc.,
  9.25% due 04/15/2008 @                                       1,000,000               0
CSK Auto Inc.,
  12.00% due 06/15/2006                                        1,000,000       1,070,000
Meritor Automotive Inc.,
  6.80% due 02/15/2009                                           175,000         173,039
                                                                             -----------
                                                                               2,381,039
AUTOMOBILES - 0.38%
Ford Motor Company,
  7.45% due 07/16/2031                                           650,000         565,415
Goodyear Tire & Rubber Company,
  8.125% due 03/15/2003 (a)                                    1,500,000       1,500,832
                                                                             -----------
                                                                               2,066,247
BANKING - 1.15%
Bank America Corp.,
  FRN 2.1075% due 10/22/2004                                   1,700,000       1,706,378
Capital One Financial Corp.,
  7.25% due 05/01/2006 (a)                                     1,250,000       1,199,765
Sovereign Bancorp, Inc.,
  10.50% due 11/15/2006                                        1,000,000       1,112,500
Standard Chartered Bank,
  8.00% due 05/30/2031                                         2,000,000       2,302,692
                                                                             -----------
                                                                               6,321,335
BROADCASTING - 1.43%
Charter Communications Holdings,
  9.625% due 11/15/2009 (a)                                      350,000         155,750
  zero coupon, step up to 9.92%
  on 04/01/2004, due 04/01/2011                                1,535,000         537,250
  10.00% due 05/15/2011                                          550,000         244,750
  10.75% due 10/01/2009                                        1,425,000         644,813
  11.125% due 01/15/2011                                       1,025,000         463,813
  zero coupon, step up to 11.75%
  on 05/15/2006 due 05/15/2011                                   125,000          31,250
CSC Holdings,
  8.125% due 08/15/2009                                          100,000          96,125
  9.875% due 02/15/2013 (a)                                    1,225,000       1,195,906
  9.875% due 04/01/2023                                          550,000         490,187
  10.50% due 05/15/2016 (a)                                    1,000,000         991,250
Lin Television Corp.,
  8.00% due 01/15/2008                                         1,300,000       1,376,375
Nextmedia Operating, Inc.,
  10.75% due 07/01/2011                                          425,000         446,781
Radio One, Inc.,
  8.875% due 07/01/2011                                          575,000         615,250
Viacom, Inc.,
  6.625% due 05/15/2011 (a)                                      500,000         565,122
                                                                             -----------
                                                                               7,854,622

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                                ------           -----
BUILDING MATERIALS & CONSTRUCTION - 0.29%
Brand Services, Inc.,
  12.00% due 10/15/2012                                       $  300,000      $  315,000
Nortek, Inc.,
  Series B, 8.875% due 08/01/2008                                575,000         587,938
  9.125% due 09/01/2007                                          650,000         666,250
                                                                              ----------
                                                                               1,569,188
BUSINESS SERVICES - 1.09%
Cendant Corp.,
  7.75% due 12/01/2003                                         2,100,000       2,153,199
General Electric Capital Corp. Medium
  Term Note, 6.80% due 11/01/2005                              2,000,000       2,224,982
Iron Mountain Inc.,
  8.25% due 07/01/2011                                            50,000          51,500
  8.625% due 04/01/2013                                        1,100,000       1,149,500
Sitel Corp.,
  9.25% due 03/15/2006                                           450,000         414,000
                                                                              ----------
                                                                               5,993,181
CABLE AND TELEVISION - 0.36%
Cox Communications Inc., Class A,
  7.75% due 11/01/2010                                         1,000,000       1,138,955
Mediacom Broadband LLC,
  11.00% due 07/15/2013                                          625,000         634,375
Mediacom LLC/Mediacom Capital
  Corp., 9.50% due 01/15/2013                                    225,000         202,500
                                                                              ----------
                                                                               1,975,830
CELLULAR COMMUNICATIONS - 0.63%
American Cellular Corp.,
  9.50% due 10/15/2009                                           325,000          61,750
Crown Castle International Corp.,
  9.00% due 05/15/2011                                           400,000         320,000
  10.75% due 08/01/2011 (a)                                      790,000         691,250
Nextel Communications, Inc.,
  9.75% due 10/31/2007                                           750,000         693,750
  zero coupon, step up to 9.95% on
  02/15/2003 due 02/15/2008                                    1,000,000         915,000
Rogers Communications, Inc.,
  8.875% due 07/15/2007                                          800,000         764,000
                                                                              ----------
                                                                               3,445,750
CHEMICALS - 1.44%
Acetex Corp.,
  10.875% due 08/01/2009                                         750,000         795,000
Airgas, Inc.,
  7.75% due 09/15/2006                                           625,000         648,751
Borden Chemcials & Plastics
  Operating, 9.50% due 05/01/2005                                525,000           5,250
FMC Corp.
  Medium Term Note,  7.00% due 05/15/2008                        500,000         460,452
  10.25% due 11/01/2009                                          700,000         756,000
Huntsman International LLC,
  9.875% due 03/01/2009                                          550,000         550,000
ISP Chemco, Inc., Series B,
  10.25% due 07/01/2011                                          875,000         905,625
Methanex Corp.,
  8.75% due 08/15/2012                                           700,000         742,000
Millennium America, Inc.,
  9.25% due 06/15/2008 (a)                                       475,000         495,187
Noveon, Inc., Series B,
  11.00% due 02/28/2011                                        1,000,000       1,097,500
OM Group Inc.,
  9.25% due 12/15/2011                                           750,000         405,000
United Industries Corp., Series B,
  9.875% due 04/01/2009                                        1,000,000       1,015,000
                                                                              ----------
                                                                               7,875,765
COAL - 0.25%
Luscar Coal Ltd.,
  9.75% due 10/15/2011                                           225,000         241,031
P&L Coal Holdings Corp.,
  Series B, 9.625% due 05/15/2008 (a)                          1,075,000       1,135,469
                                                                              ----------
                                                                               1,376,500
COMPUTERS & BUSINESS EQUIPMENT - 0.62%
Seagate Tech,
  8.00% due 05/15/2009                                           475,000         491,625
Unisys Corp.,
  7.875% due 04/01/2008 (a)                                    1,300,000       1,326,000
  8.125% due 06/01/2006                                           50,000          52,125
Xerox Capital Europe PLC,
  5.875% due 05/15/2004                                        1,000,000         955,000
Xerox Corp.,
  5.50% due 11/15/2003 (a)                                       600,000         585,000
                                                                              ----------
                                                                               3,409,750
CONTAINERS & GLASS - 0.76%
Berry Plastics Corp.,
  10.75% due 07/15/2012                                        1,000,000       1,065,000
Graphic Packaging Corp.,
  8.625% due 02/15/2012                                          925,000         973,562
Plastipak Holdings, Inc.,
  10.75% due 09/01/2011                                          750,000         788,438
  10.75% due 09/01/2011                                          400,000         420,500
Pliant Corp.,
  13.00% due 06/01/2010                                          275,000         251,625
Riverwood International
  Corp., 10.625% due 08/01/2007                                  625,000         646,875
                                                                              ----------
                                                                               4,146,000
COSMETICS & TOILETRIES - 0.07%
Playtex Products, Inc.,
  9.375% due 06/01/2011                                          350,000         386,750
                                                                              ----------

DOMESTIC OIL - 1.02%
Devon Financing Corp. ULC,
  6.875% due 09/30/2011                                        1,200,000       1,336,628
Magnum Hunter Resources,
  Inc., 9.60% due 03/15/2012                                   1,150,000       1,221,875
Pioneer Natural Resources Company,
  6.50% due 01/15/2008                                           375,000         385,260
  9.625% due 04/01/2010                                          350,000         416,378
Pride International, Inc.,
  10.00% due 06/01/2009                                          150,000         162,000
Stone Energy Corp.,
  8.25% due 12/15/2011                                           750,000         780,000
Westport Resources Corp. New,
  8.25% due 11/01/2011                                           625,000         656,250
  8.25% due 11/01/2011                                           575,000         603,750
                                                                              ----------
                                                                               5,562,141
DRUGS & HEALTH CARE - 0.43%
Aaipharma Inc.,
  11.00% due 04/01/2010                                          500,000         500,000
Columbia/HCA Healthcare
  Corp., 6.91% due 06/15/2005                                    750,000         788,067
Iasis Healthcare Corp.,
  13.00% due 10/15/2009                                        1,000,000       1,065,000
                                                                              ----------
                                                                               2,353,067
ELECTRICAL EQUIPMENT - 0.31%
BRL Universal Equipment,
  8.875% due 02/15/2008                                          500,000         520,000
Dominion Fiber Ventures LLC,
  7.05% due 03/15/2005                                           900,000         877,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                                ------           -----
ELECTRICAL EQUIPMENT - CONTINUED
Fedders North America, Inc.,
  9.375% due 08/15/2007                                       $  275,000      $  209,000
Sanmina Corp.,
  zero coupon due 09/12/2020                                     175,000          71,313
                                                                              ----------
                                                                               1,677,813
ELECTRIC UTILITIES - 0.28%
Calpine Canada Energy Finance
  LLC, 8.50% due 05/01/2008                                      800,000         348,000
Calpine Corp.,
  8.75% due 07/15/2007                                           750,000         326,250
CMS Energy Corp.,
  7.00% due 01/15/2005                                            75,000          65,250
  9.875% due 10/15/2007                                          825,000         783,750
                                                                              ----------
                                                                               1,523,250
ELECTRONICS - 0.38%
L 3 Communications Corp.,
  7.625% due 06/15/2012                                        1,175,000       1,210,250
Motors & Gears, Inc., Series D,
  10.75% due 11/15/2006                                        1,000,000         862,500
                                                                              ----------
                                                                               2,072,750
FINANCIAL SERVICES - 1.93%
Delta Funding NIM Trust,
  12.50% due 11/26/2030                                          700,061         700,061
Ford Motor Credit Company,
  7.25% due 10/25/2011                                           625,000         607,298
  7.875% due 06/15/2010                                        1,000,000       1,006,264
General Motors Acceptance
  Corp., 6.875% due 09/15/2011                                 1,000,000         997,260
Household Finance Corp.,
  8.00% due 07/15/2010                                         1,500,000       1,694,531
International Lease Finance
  Corp., 6.375% due 03/15/2009                                 1,250,000       1,335,356
Morgan Stanley Dean Witter,
  6.60% due 04/01/2012                                           850,000         942,069
Washington Mutual Finance Corp.,
  6.875% due 05/15/2011                                        1,900,000       2,120,535
Yell Finance BV,
  10.75% due 08/01/2011 (a)                                      775,000         852,500
  zero coupon, step up to 13.50%
  on 08/01/2006 due 08/01/2011                                   425,000         299,625
                                                                              ----------
                                                                              10,555,499
FOOD & BEVERAGES - 0.60%
Constellation Brands Inc.,
  8.125% due 01/15/2012                                          475,000         491,625
  8.50% due 03/01/2009                                           650,000         680,875
Delaware Monte Corp.,
  8.625% due 12/15/2012                                        1,175,000       1,198,500
Premier International Foods
  PLC, 12.00% due 09/01/2009                                     875,000         936,250
                                                                              ----------
                                                                               3,307,250
FOREST PRODUCTS - 0.18%
Tembec Industries, Inc.,
  8.625% due 06/30/2009                                        1,000,000       1,007,500
                                                                              ----------

GAS & PIPELINE UTILITIES - 0.31%
Western Gas Resources, Inc.,
  10.00% due 06/15/2009                                          745,000         797,150
Williams Companies, Series A,
  FRN 6.75% due 01/15/2006 (a)                                 1,250,000         875,000
                                                                              ----------
                                                                               1,672,150
HEALTHCARE PRODUCTS - 0.41%
Advanced Medical Optics,
  Inc., 9.25% due 07/15/2010                                   1,000,000       1,030,000
Conmed Corp.,
  9.00% due 03/15/2008                                           800,000         832,000
Icon Health & Fitness,
  11.25% due 04/01/2012                                          450,000         391,500
                                                                              ----------
                                                                               2,253,500
HEALTHCARE SERVICES - 0.76%
AdvancePCS,
  8.50% due 04/01/2008                                           900,000         936,000
Extendicare Health Services
  Inc., 9.50% due 07/01/2010                                     425,000         412,250
Insight Health Services Corp.,
  9.875% due 11/01/2011                                          975,000         936,000
Tenet Healthcare Corp.,
  6.875% due 11/15/2031                                          725,000         619,875
Triad Hospitals, Inc.,
  11.00% due 05/15/2009                                           50,000          55,250
  Service B, 8.75% due 05/01/2009                              1,125,000       1,205,156
                                                                              ----------
                                                                               4,164,531
HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
Nebco Evans Holding Company,
  12.38% due 07/15/2007                                        1,500,000             150
                                                                              ----------

HOTELS & RESTAURANTS - 2.04%
Ameristar Casinos Inc.,
  10.75% due 02/15/2009                                          650,000         711,750
Capstar Hotel Company,
  8.75% due 08/15/2007                                           450,000         301,500
Coast Hotels & Casinos, Inc.,
  9.50% due 04/01/2009                                           790,000         845,300
Felcor Lodging LP
  8.50% due 06/01/2011                                           375,000         369,375
Felcor Lodging LP
  9.50% due 09/15/2008 (a)                                       750,000         765,000
Hilton Hotels Corp.,
  7.625% due 12/01/2012                                          650,000         656,404
HMH Properties Inc., Series B,
  7.875% due 08/01/2008                                          500,000         485,000
  Series C, 8.45% due 12/01/2008                                 350,000         345,625
Host Marriot L P,
  8.375% due 02/15/2006 (a)                                      100,000          99,000
John Q Hammons Hotels L P,
  8.875% due 05/15/2012                                          500,000         502,500
Meristar Hospitality Operating,
  9.125% due 01/15/2011                                          350,000         304,500
MGM Grand, Inc.,
  9.75% due 06/01/2007                                           760,000         839,800
MGM Mirage, Inc.,
  8.375% due 02/01/2011 (a)                                      175,000         188,563
Park Place Entertainment Corp.,
  9.375% due 02/15/2007                                        1,275,000       1,361,062
Prime Hospitality Corp.,
  Series B, 8.375% due 05/01/2012                                700,000         679,000
Starwood Hotels & Resorts Worldwide,
  Inc., 7.875% due 05/01/2012                                    950,000         940,500
Station Casinos, Inc.,
  8.375% due 02/15/2008                                          525,000         557,812
  8.875% due 12/01/2008                                          250,000         260,000
Sun International Hotels
  Ltd., 8.875% due 08/15/2011                                    250,000         255,000
Turning Stone Casino Resort,
  9.125% due 12/15/2010                                          250,000         255,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                                ------          -----
HOTELS & RESTAURANTS - CONTINUED
Venetian Casino Resort LLC,
  11.00% due 06/15/2010                                       $  425,000     $   444,125
                                                                             -----------
                                                                              11,167,441
HOUSEHOLD APPLIANCES - 0.09%
Flooring America, Inc. Series
  B, 9.25% due 10/15/2007                                        369,000              37
Windmere Durable Holdings, Inc.,
  10.00% due 07/31/2008                                          500,000         497,500
                                                                             -----------
                                                                                 497,537
HOUSEHOLD PRODUCTS - 0.30%
Holmes Prods Corp.,
  9.875% due 11/15/2007                                          725,000         482,125
Sealy Mattress Company,
  Series B, 9.875% due 12/15/2007                                900,000         864,000
  Series B, 10.875% due 2/15/2007 (a)                            300,000         291,000
                                                                             -----------
                                                                               1,637,125
INDUSTRIAL MACHINERY - 0.44%
Flowserve Corp.,
  12.25% due 08/15/2010                                        1,275,000       1,389,750
NMHG Holding Company,
  10.00% due 05/15/2009                                        1,000,000       1,000,000
                                                                             -----------
                                                                               2,389,750
INTERNATIONAL OIL - 0.33%
Pogo Producing Company,
  8.25% due 04/15/2011                                         1,100,000       1,160,500
Vintage Petroleum, Inc.,
  9.75% due 06/30/2009                                           625,000         650,000
                                                                             -----------
                                                                               1,810,500
INVESTMENT COMPANIES - 0.17%
Goldman Sachs Group, Inc.,
  6.60% due 01/15/2012                                           850,000         939,246
                                                                             -----------

LEISURE TIME - 1.23%
Agrosy Gaming Company,
  10.75% due 06/01/2009                                          650,000         715,000
AOL Time Warner, Inc.,
  7.625% due 04/15/2031                                          500,000         513,892
Harrahs Operating, Inc.,
  7.50% due 01/15/2009                                           100,000         111,771
  7.875% due 12/15/2005                                          575,000         609,500
  8.00% due 02/01/2011                                           275,000         317,171
Horseshoe Gaming LLC, Series
  B, 8.625% due 05/15/2009                                     1,875,000       1,992,188
Mohegan Tribal Gaming,
  8.375% due 07/01/2011                                        1,000,000       1,051,250
Park Place Entertainment
  Corp., 8.875% due 09/15/2008                                   250,000         265,645
Time Warner Inc.,
  6.625% due 05/15/2029                                        1,265,000       1,163,071
                                                                             -----------
                                                                               6,739,488
MEDICAL-HOSPITALS - 0.20%
HCA, Inc.,
  7.875% due 02/01/2011                                           75,000          82,229
Vanguard Health Systems,
  Inc., 9.75% due 08/01/2011                                     625,000         596,875
Vicar Operating Inc.,
  9.875% due 12/01/2009                                          375,000         405,000
                                                                             -----------
                                                                               1,084,104

MINING - 0.15%
Compass Minerals Group Inc.,
  10.00% due 08/15/2011                                          750,000         821,250
                                                                             -----------

PAPER - 0.70%
Abitibi-Consolidated, Inc.,
  8.85% due 08/01/2030 (a)                                       700,000         752,753
Georgia Pacific Corp.,
  9.625% due 03/15/2022 (a)                                      200,000         179,000
Jefferson Smurfit Corp.,
  8.25% due 10/01/2012                                         1,125,000       1,147,500
Nexfor Inc,
  7.25% due 07/01/2012                                         1,100,000       1,154,070
Riverwood International Corp.,
  10.625% due 08/01/2007                                         575,000         595,125
                                                                             -----------
                                                                               3,828,448
PETROLEUM SERVICES - 0.40%
Costilla Energy, Inc.,
  10.25% due 10/01/2006 @                                        750,000               0
Grey Wolf, Inc., Series C,
  8.875% due 07/01/2007                                        1,150,000       1,167,250
Pride Petroleum Services, Inc.,
  9.375% due 05/01/2007 (a)                                      625,000         653,125
Tesoro Petroleum Corp.,
  9.625% due 04/01/2012                                           25,000          16,250
United Refining Company,
  Series B, 10.75% due 06/15/2007                                500,000         380,000
                                                                             -----------
                                                                               2,216,625
PLASTICS - 0.04%
Applied Extrusion Technologies,
  Inc., 10.75% due 07/01/2011                                    325,000         209,625
Key Plastics Inc., Series B,
  10.25% due 03/15/2007                                          500,000              50
                                                                             -----------
                                                                                 209,675

POLLUTION CONTROL - 0.01%
Safety-Kleen Services, Inc.,
  9.25% due 06/01/2008                                         1,000,000          40,000
                                                                             -----------

PUBLISHING - 0.47%
Dex Media East LLC,
  9.875% due 11/15/2009                                          175,000         187,250
  12.125% due 11/15/2012                                         500,000         553,750
Hollinger International,
  9.25% due 02/01/2006                                           410,000         422,812
  9.25% due 03/15/2007                                           375,000         392,344
Mail-Well I Corp.,
  8.75% due 12/15/2008 (a)                                       250,000         162,500
  9.625% due 03/15/2012                                          175,000         155,750
World Color Press, Inc.,
  8.375% due 11/15/2008                                          650,000         676,605
                                                                             -----------
                                                                               2,551,011
REAL ESTATE - 0.11%
Radnor Holdings Corp.,
  10.00% due 12/01/2003                                          725,000         616,250
                                                                             -----------

RETAIL GROCERY - 0.27%
Fleming Companies, Inc.,
  10.125% due 04/01/2008 (a)                                     325,000         279,500
Safeway, Inc.,
  7.25% due 02/01/2031                                         1,000,000       1,131,496
Vlasic Food International, Inc.,
  Series B, 10.25% due 07/01/2009                                375,000          64,219
                                                                             -----------
                                                                               1,475,215

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                               ------           -----
RETAIL TRADE - 1.76%
Cole National Group Inc.,
  8.625% due 08/15/2007                                       $  275,000    $    259,875
  8.875% due 05/15/2012                                          700,000         658,000
Finlay Enterprises, Inc.,
  9.00% due 05/01/2008                                           450,000         396,000
Finlay Fine Jewelry Corp.,
  8.375% due 05/01/2008                                          825,000         775,500
Gap Inc.,
  6.90% due 09/15/2007                                            25,000          24,375
  FRN 10.55% due 12/15/2008 (a)                                  990,000       1,079,100
Guitar Center Management Company, Inc.,
  11.00% due 07/01/2006                                          750,000         757,500
Home Interiors Gifts, Inc.,
  10.125% due 06/01/2008                                       1,125,000       1,046,250
Petco Animal Supplies Inc.,
  10.75% due 11/01/2011                                          450,000         495,562
Petro Stopping Centers L P,
  10.50% due 02/01/2007                                          750,000         697,500
R. H. Donnelley, Inc.,
  9.125% due 06/01/2008                                          400,000         400,000
Rite Aid Corp.,
  7.125% due 01/15/2007 (a)                                       50,000          41,250
  11.25% due 07/01/2008                                        1,275,000       1,179,375
Saks, Inc.,
  8.25% due 11/15/2008 (a)                                       125,000         124,375
  9.875% due 10/01/2011                                          500,000         522,500
Sears Roebuck Acceptance Corp.,
  7.00% due 06/01/2032                                         1,000,000         838,293
Winsloew Furniture Inc.,
  12.75% due 08/15/2007                                          455,000         368,550
                                                                            ------------
                                                                               9,664,005
SANITARY SERVICES - 0.27%
Allied Waste North America Inc.,
  7.875% due 01/01/2009                                          175,000         172,375
  Series B, 8.875% due 04/01/2008                                325,000         329,875
  9.25% due 09/01/2012                                           125,000         128,125
  10.00% due 08/01/2009                                          875,000         868,438
                                                                            ------------
                                                                               1,498,813
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.27%
American Tower Corp.,
  9.375% due 02/01/2009 (a)                                    1,425,000       1,111,500
EchoStar DBS Corp.,
  9.125% due 01/15/2009                                          650,000         684,125
  9.375% due 02/01/2009                                          725,000         766,687
  10.375% due 10/01/2007                                         875,000         947,188
Global Crossing Holdings, Ltd.,
  9.125% due 11/15/2006 @                                        420,000          12,600
  9.625% due 05/15/2008 @                                        655,000          19,650
Insight Midwest LP/ Insight Capital, Inc.,
  9.75% due 10/01/2009                                            50,000          47,500
  10.50% due 11/01/2010                                          625,000         607,813
International Cabletel Inc., Series B,
  11.50% due 02/01/2006                                          217,000          20,615
Motorola Inc.,
  8.00% due 11/01/2011 (a)                                     1,125,000       1,164,375
Nextel Communications, Inc.,
  9.375% due 11/15/2009 (a)                                    1,000,000         905,000
NTL Communications Corp., Series B,
  zero coupon, step up to 12.375%
  on 04/01/2003 due 10/01/2008 @                                 115,000           8,625
NTL, Inc.,
  Series B, zero coupon, step up to 9.75%
  on 04/01/2003 due 04/01/2008 @                               1,225,000          98,000
  Series B,10.00% due 02/15/2007 (a) @                           600,000          57,000
  Series A, 12.75% due 04/15/2005 @                               65,000           5,850
Spectrasite Holdings, Inc.,
  10.75% due 03/15/2010 (a)                                      225,000          83,250
  zero coupon, step up to 12.00%
  on 07/15/2003 due 07/15/2008                                   275,000          88,000
  Series B, zero coupon, step up to
  12.875% on 03/15/2005 due 03/15/2010                           175,000          45,500
Telewest Communications PLC,
  zero coupon, step up to 11.375%
  on 02/01/2005 due 02/01/2010 (a)                               825,000         103,125
United Pan-Europe Communications
  Series B, 10.875% due 08/01/2009 @                              75,000           5,625
  Series B, 11.25% due 02/01/2010 @                              750,000          56,250
  Series B, 11.50% due 02/01/2010 @                              500,000          37,500
  Series B, zero coupon, step up to 13.75%
  on 02/05/2005 due 02/01/2010 @                                 385,000          23,100
  Series B, zero coupon, step up
  to 13.375% on 11/01/2004 due 11/01/2009@                       700,000          42,000
                                                                            ------------
                                                                               6,940,878

TELEPHONE - 1.97%
AT& T Corp.,
  6.50% due 03/15/2013                                           525,000         526,642
  FRN 8.00% due 11/15/2031                                       550,000         606,228
AT&T Wireless Services, Inc.,
  7.875% due 03/01/2011                                           50,000          50,250
  8.75% due 03/01/2031                                         4,100,000       4,018,000
Qwest Corp.,
  8.875% due 03/15/2012                                        1,700,000       1,649,000
Sprint Capital Corp.,
  6.875% due 11/15/2028                                          800,000         644,000
  8.375% due 03/15/2012                                        2,000,000       1,990,000
  8.75% due 03/15/2032                                         1,400,000       1,330,000
                                                                            ------------
                                                                              10,814,120

TRANSPORTATION - 0.14%
Holt Group, Inc.,
  9.75% due 01/15/2006                                         1,000,000          31,250
Teekay Shipping Corp.,
  8.32% due 02/01/2008                                           725,000         744,031
                                                                            ------------
                                                                                 775,281

TRUCKING & FREIGHT - 0.14%
Terex Corp.,
  10.375% due 04/01/2011 (a)                                     800,000         752,000
                                                                            ------------

TOTAL CORPORATE BONDS
(Cost: $171,463,333)                                                        $161,816,870
                                                                            ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.83%
Commercial Mortgage Asset Trust,
  Series 1999-C1, FRN 7.35% due
  01/17/2032                                                   1,325,000       1,536,338
Contimortgage Home Equity Loan Trust,
  Series 1999-3, Class B,
  7.00% due 12/25/2029                                         3,600,000       3,414,519
DLJ Commercial Mortgage Corp.,
  Series 1998-CF2, Class S, FRN
  zero coupon due 11/12/2031                                  39,007,436       1,566,866
  Series 1998-CG1, Class S, FRN
  0.69% due 06/10/2031                                        42,091,512       1,334,541

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                               ------           -----
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
DLJ Mortgage Acceptance Corp.,
  Series 1997, FRN 1.3635% due
  10/15/2030                                                 $89,000,000   $   2,091,010
First Boston Mortgage Securities
  Corp. Strip, Series D, Class I-O,
  IO, 10.965% due 05/25/2017                                     216,564          49,582
First Union Residential Securitization Trust,
  Series 1998-A, Class B2, REMIC 7.00%
  due 08/25/2028                                               1,036,166       1,064,590
G Force Cdo 2002 1, Ltd.,
  FRN 2.32% due 06/25/2037                                     2,500,000       2,479,700
GE Capital Mortgage Services Inc.,
  Series 1998-14, Class B1, 6.75%
  due 10/25/2028                                               3,621,401       3,728,531
GMAC Commercial Mortgage
  Security, Inc., FRN 4.17%
  due 01/11/2014                                               1,796,143       1,778,182
Green Tree Financial Corp.,
  Series 1997-6, Class A8, FRN 7.07% due
  01/15/2029 ***                                               7,033,499       6,695,453
LB Commercial Conduit Mortgage
  Trust, Series 1999-C1, Class A2,
  6.78% due 06/15/2031                                         4,930,000       5,612,625
Marylebone Road Cbo 2, Ltd.,
  FRN 2.85% due 09/25/2011                                     2,000,000       1,220,000
Merit Securities Corp.,
  FRN 2.92% due 09/28/2032                                     2,525,000       2,256,719
Structured Asset Security Corp.,
  FRN 2.62% due 08/25/2032                                     2,700,000       2,555,154
                                                                           -------------
                                                                              37,383,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $37,162,925)                                                        $  37,383,810
                                                                           -------------

ASSET BACKED SECURITIES - 2.52%
Airplane Pass Through Trust,
  Series 1, Class D, 10.875%
  due 03/15/2019                                               1,481,550          29,631
Bayview Financial Acquisition
  Trust, Series 2001-CA, Class M3,
  FRN 2.67% due 08/25/2036                                     3,000,000       3,060,703
Bayview Financial Revolving
  Asset Trust, Series 2000D,
  FRN 2.62% due 11/25/2030                                     2,500,000       2,515,235
Countrywide Mortgage Backed
  Securities Inc., Series
  1994-J, Class B1, FRN 7.75%
  due 06/25/2024 ***                                           2,653,254       2,696,396
Mid State Trust VI, Class A,
  7.34% due 07/01/2035 ***                                     5,122,821       5,488,157
                                                                           -------------
                                                                              13,790,122

TOTAL ASSET BACKED SECURITIES
(Cost: $14,848,961)                                                        $  13,790,122
                                                                           -------------

SHORT TERM INVESTMENTS - 19.23%
Daimler Chrysler NA America
  Holding Corp., 1.96% due
  01/14/2003                                                   9,000,000       8,993,630
Excelon Corp.
  1.95% due 01/14/2003                                         9,000,000       8,993,662
Four Winds Fund Group Corp.
  2.00% due 01/14/2003                                         9,000,000       8,993,500
Galleon Capital Corp.
  1.27% due 01/02/2003                                         5,000,000       4,999,824
General Motors Acceptance
  Corp., 1.95% due 01/14/2003                                  9,000,000       8,993,662
Mermaid Funding Corp.
  1.92% due 01/14/2003                                         9,000,000       8,993,760
Mica Funding LLC
  1.40% due 01/14/2003                                         3,590,000       3,588,185
Navigator Securities Lending
  Trust, 1.43%                                                42,476,749      42,476,749
Nieuw Amsterdam Receivables
  1.40% due 01/14/2003                                         8,000,000       7,995,956
NTL Inc.
  11.00% due 01/10/2003                                        1,300,000       1,300,000
                                                                           -------------
                                                                           $ 105,328,927

REPURCHASE AGREEMENTS - 1.93%

Repurchase Agreement with State
  Street Corp., dated
  12/31/2002 at 1.05% to be
  repurchase at $10,545,615 on
  01/02/2003, collateralized by
  $8,325,000 U.S. Treasury
  Bonds, 7.25% due 5/15/2016
  (valued at $10,760,063,                                    $10,545,000   $  10,545,000
  including interest). ***
TOTAL INVESTMENTS (STRATEGIC BOND
Trust)  (Cost: $549,638,423)                                               $ 547,658,361
                                                                           =============

GLOBAL BOND TRUST

                                                               SHARES         VALUE
                                                               ------         -----
PREFERRED STOCK - 1.07%
UNITED STATES - 1.07%
DG Funding Trust *, ***                                           300      $ 3,090,000
Pinto Totta International Finance,
  Series A, Variable 7.77%  ***                                   251          253,510
                                                                           -----------
                                                                             3,343,510
TOTAL PREFERRED STOCK
(Cost: $3,411,850)                                                         $ 3,343,510
                                                                           -----------

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                               ------           -----
U.S. TREASURY OBLIGATIONS - 18.63%
U.S. TREASURY BONDS - 12.80%
3.875% due 04/15/2029 ***                                    $   110,273     $   134,843
6.25% due 08/15/2023 (a) ***                                  16,700,000      19,619,895
7.25% due 05/15/2016 (a) ***                                     200,000         256,094
7.50% due 11/15/2016 ***                                       5,900,000       7,715,630
8.125% due 08/15/2019 ***                                      8,800,000      12,257,441
                                                                             -----------
                                                                              39,983,903

U.S. TREASURY NOTES - 5.42%
3.375% due 01/15/2007 (a) ***, ****                           10,183,651      11,028,579
3.625% due 01/15/2008 ***                                      5,161,660       5,663,311
3.875% due 01/15/2009 ***                                        220,862         246,158
                                                                             -----------
                                                                              16,938,048
U.S. TREASURY STRIPS - 0.41%
zero coupon due 08/15/2020 (a) ***                             3,200,000       1,283,920
                                                                             -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $56,081,332)                                                          $58,205,871
                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            PRINCIPAL
                                                             AMOUNT            VALUE
                                                             ------            -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.94%
TENNESSEE VALLEY AUTHORITY GLOBAL  - 0.55%
4.875% due 12/15/2016 ***                                  $   1,600,000    $  1,720,954
                                                                            ------------

FEDERAL HOME LOAN BANK - 0.49%
4.375% due 08/15/2007 ***                                      1,500,000       1,527,402
                                                                            ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.00%
3.875% due 04/11/2005 - 06/27/2005 ***                         1,200,000       1,209,928
4.75% due 01/15/2013 ***                                       1,040,000       1,111,097
5.125% due 01/15/2012 ***                                        300,000         331,489
FRN 5.625% due 07/15/2028 ***                                    461,180         474,677
                                                                            ------------
                                                                               3,127,191

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.88%
FRN 1.82% due 09/25/2032 ***                                     947,178         946,098
3.81% due 04/30/2004 ***                                       1,000,000       1,007,867
4.25% due 10/25/2004 ***                                       1,000,000       1,009,186
5.50%  TBA **                                                 15,000,000      15,327,820
7.00% due 07/01/2003 ***                                          79,924          81,164
                                                                            ------------
                                                                              18,372,135

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.02%
FRN 4.25% due 06/20/2030 ***                                     727,023         744,514
FRN 5.00% due 04/20/2030 - 05/20/2030 ***                        358,986         368,845
FRN 5.25% due 01/20/2030 ***                                     467,668         478,473
FRN 5.375% due 02/20/2024 - 03/20/2028 ***                       317,358         325,630
6.00% TBA **                                                   8,000,000       8,320,000
6.50% TBA **                                                   1,500,000       1,573,125
FRN 6.625% due 11/20/2023 - 10/20/2026 ***                       726,091         749,633
                                                                            ------------
                                                                              12,560,220

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $36,496,505)                                                          $37,307,902
                                                                            ------------

FOREIGN GOVERNMENT OBLIGATIONS - 38.18%
AUSTRALIA - 1.18%
6.50% due 06/14/2005 ***                             AUD       6,300,000    $  3,690,152
                                                                            ------------

AUSTRIA - 0.44%
5.50% due 01/15/2010 ***                             EUR       1,200,000       1,374,216
                                                                            ------------

BELGUIM - 0.36%
6.25% due 03/28/2007 ***                                         100,000         116,720
7.50% due 07/29/2008 ***                                         800,000         998,110
                                                                            ------------
                                                                               1,114,830

BRAZIL - 0.26%
FRN 2.5625%  due 04/15/2006 ***                            $     224,000         179,760
FRN 8.00% due 04/15/2014 ***                                     369,423         245,666
11.50% due 03/12/2008 ***                                        500,000         380,000
                                                                            ------------
                                                                                 805,426
CANADA - 0.88%
5.50% due 06/01/2009 - 06/01/2010 ***                CAD       4,100,000       2,749,858
                                                                            ------------

FRANCE - 1.94%
4.00% due 04/25/2009 ***                             EUR         140,000         147,391
5.50% due 04/25/2010 ***                                       5,190,000       5,921,712
                                                                            ------------
                                                                               6,069,103

GERMANY - 25.85%
4.50% due 08/18/2006 ***                                       5,000,000       5,472,114
4.75% due 07/04/2008 ***                                       2,800,000       3,103,144
5.25% due 01/04/2008 - 07/04/2010 ***                         11,400,000      12,912,721
5.25% due 01/04/2011 ***                                       1,500,000       1,698,579
5.625% due 01/04/2028                                          1,500,000       1,745,298
6.00% due 01/05/2006                                           2,100,000       2,384,837
6.25% due 04/26/2006 - 01/04/2030 ***                          6,450,000       7,912,464
6.50% due 10/14/2005 ***                                      29,900,000      34,237,742
6.50% due 07/04/2027 ***                                       8,760,000      11,313,307
                                                                            ------------
                                                                              80,780,206
ITALY - 0.93%
4.25% due 11/01/2009 ***                                         140,000         149,020
4.75% due 07/01/2005 ***                                       1,050,000       1,147,933
5.50% due 11/01/2010 ***                                         360,000         412,718
7.75% due 11/01/2006 ***                             EUR       1,000,000       1,206,004
                                                                            ------------
                                                                               2,915,675

JAPAN - 2.18%
1.50% due 12/20/2011 ***                             JPY     774,000,000       6,791,726
                                                                            ------------

MEXICO - 0.41%
4.00% due 03/11/2004 ***                                      34,000,000         290,729
6.25% due 12/31/2019 ***                                   $     250,000         246,875
8.30% due 08/15/2031 ***                                         400,000         422,000
10.375% due 01/29/2003 ***                           DEM         590,000         317,420
                                                                            ------------
                                                                               1,277,024

NETHERLANDS - 0.11%
6.00% due 01/15/2006 ***                             EUR         300,000         341,509
                                                                            ------------

PERU - 0.32%
9.125% due 02/21/2012 ***                                  $     240,000         234,960
FRN 4.50% due 03/07/2017 ***                                     980,000         761,868
                                                                            ------------
                                                                                 996,828
SPAIN - 1.05%
5.15% due 07/30/2009 ***                             EUR       2,910,000       3,281,369
                                                                            ------------

UNITED KINGDOM - 2.27%
8.00% due 06/10/2003 ***                             GBP         100,000         163,847
7.25% due 12/07/2007 ***                                       3,800,000       6,938,715
                                                                            ------------
                                                                               7,102,562
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $112,251,120)                                                        $119,290,484
                                                                            ------------

CORPORATE BONDS - 12.11%
CAYMAN ISLANDS - 0.10%
Redwood Capital II Ltd.,
  FRN 4.38% due 01/01/2004 ***                             $     300,000         298,518
                                                                            ------------

DENMARK - 0.26%
Nykredit,
  6.00% due 10/01/2029 ***                           DKK       4,709,171         680,037
Unikredit Realred,
  6.00% due 07/01/2029 ***                                       932,850         134,750
                                                                            ------------
                                                                                 814,787

FRANCE - 0.56%
Axa, SA,
  3.75% due 01/01/2017 ***                           EUR         231,700         239,861
Compagnie Financiere de CIC
  et de l'Union Europeene,
  FRN 3.23% due 10/29/2049 ***                             $     800,000         794,000
France Telecom SA,
  FRN 4.16% due 03/14/2003 ***                                   700,000         700,284
                                                                            ------------
                                                                               1,734,145
GERMANY - 0.29%
Landesbank Baden Wurttemberg,
  5.50% due 04/02/2007 ***                           EUR         200,000         225,554
Landesbank Rheinland Pfalz,
  4.75% due 04/04/2008 ***                                       330,000         362,855
Westdt Landesbank,
  4.75% due 09/28/2007 ***                                       300,000         329,554
                                                                            ------------
                                                                                 917,963

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                            PRINCIPAL
                                                             AMOUNT          VALUE
                                                             ------          -----
ITALY - 1.16%
Findomestic,
  FRN 3.24% due 12/20/2008 ***                            $  2,100,000     $ 2,155,140
First Italian Auto Trans Class A,
  FRN 3.577% due 07/01/2008 ***                              1,420,000       1,476,808
                                                                           -----------
                                                                             3,631,948

NETHERLANDS - 0.07%
Deutsche Telekom International
  Finance BV, 7.75% due 06/15/2005 ***                    $    200,000         218,681
                                                                           -----------

SPAIN - 0.28%
Hipotebansa V Hipotecaria, Series A,
  FRN 3.4577% due 01/18/2018 ***                     EUR       840,922         881,566
                                                                           -----------

SWEDEN - 0.29%
Swedbank ForeningsSparbanken,
  FRN 2.01125% due 12/11/2011 ***                         $    900,000         899,685
                                                                           -----------

UNITED KINGDOM - 1.38%
Bank Nederlandse Gemeenten,
  7.375% due 08/06/2007 ***                          GBP     1,000,000       1,801,513
British Telecom PLC,
  FRN 2.705% due 12/15/2003 ***                           $  1,400,000       1,408,768
Lloyds TSB Bank PLC,
  FRN 5.625% due 07/15/2049 ***                      EUR     1,020,000       1,108,075
                                                                           -----------
                                                                             4,318,356
UNITED STATES - 7.72%
AIG SunAmerica Global Financing IV,
  5.85% due 02/01/2006 ***                                $   3,000,000       3,253,983
AOL Time Warner Inc.
  5.625% due 05/01/2005 (a) ***                                600,000         613,552
AT&T Corp.,
  FRN 5.092% due 11/21/2003 ***                      EUR     1,400,000       1,454,085
CIT Group, Inc.,
  FRN 1.84% due 04/07/2003 ***                            $    200,000         200,000
Conoco Inc.,
  FRN 2.625% due 04/15/2003 ***                                300,000         300,515
Ford Motor Credit Company,
  FRN 1.70% due 06/20/2003 ***                                 600,000         595,928
  FRN 3.2275% due 10/25/2004 ***                               700,000         671,711
  5.75% due 02/23/2004 (a) ***                                 250,000         253,942
General Electric Capital Corp.,
  5.45% due 01/15/2013 ***                                     200,000         207,747
General Motors Acceptance Corp.,
  6.875% due 08/28/2012 (a) ***                                200,000         197,150
  Medium Term Note,
  FRN 1.71875% due 07/21/2004 ***                            1,000,000         968,158
J. P. Morgan & Company, Inc., Series A,
  Medium Term Note,
  FRN 7.184% due 02/15/2012 ***                                360,000         362,700
KFW International Finance, Inc.,
  5.75% due 01/15/2008 ***                                   5,500,000       6,149,825
Morgan Stanley Dean Witter,
  FRN 1.61375% due 04/22/2004 ***                              500,000         499,670
National Rural Utilities Cooperative,
  FRN 2.3525% due 04/26/2004 ***                             1,500,000       1,504,850
  Medium Term Note,
  FRN 1.50895% due 07/17/2003 ***                              400,000         398,921
Premium Asset Trust, Series 2000-10,
  FRN 1.755% due 11/27/2004                                  1,000,000       1,003,333
Protective Life Fund Trust,
  FRN 2.19% due 01/17/2003 ***                                 500,000         500,154
Restructured Asset Securities,
  Series 2000-5 MM,
  FRN 1.67505% due 03/03/2003 ***                            1,700,000       1,701,613
Small Business Administration
  Participation Certificate,                                   757,663         836,700
  6.64% due 02/01/2011 ***
Small Business Administration,
  FRN 7.22% due 11/01/2020 ***                                 453,218         520,512
Verizon Global Funding Corp.,
  7.375% due 09/01/2012 (a) ***                                700,000         805,378
Walt Disney Company,
  3.90% due 09/15/2003 ***                                   1,100,000       1,113,046
                                                                           -----------
                                                                            24,113,473

TOTAL CORPORATE BONDS
(Cost: $34,873,486)                                                        $37,829,122
                                                                           -----------

CONVERTIBLE BONDS - 0.17%
GREECE - 0.17%
Hellenic Finance SCA,
  2.00% due 07/15/2003 ***                           EUR       500,000         545,324
                                                                           -----------

TOTAL CONVERTIBLE BONDS
(Cost: $525,900)                                                           $   545,324
                                                                           -----------

MUNICIPAL BONDS - 0.38%
CALIFORNIA  - 0.26%
California State Revenue Anticipated Notes,
  2.50% due 06/20/2003 ***                                     200,000         200,632
  FRN 1.34% due 06/20/2003 ***                                 600,000         597,900
                                                                           -----------
                                                                               798,532

ILLINOIS - 0.06%
Chicago Illinois Board Of Education,
  5.00% due 12/01/2031 ***                                     100,000         100,568
Chicago Illinois Water Revenue,
  5.00% due 11/01/2026 ***                                     100,000         101,061
                                                                           -----------
                                                                               201,629
KENTUCKY - 0.03%
Louisville & Jefferson Kentucky Sewer,
  Series A, 5.00% due 05/15/2036 ***                           100,000         101,132
                                                                           -----------

MARYLAND - 0.03%
Maryland State Health & Higher Education,
  Series B, 5.00% due 07/01/2041 ***                           100,000         100,337
                                                                           -----------

TOTAL MUNICIPAL BONDS
(Cost: $1,173,725)                                                         $ 1,201,630
                                                                           -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.03%
GERMANY - 0.56%
Bauhaus Securities Ltd., Series 1, Class
  A2, FRN 3.587% due 10/30/2052 ***                  EUR     1,652,020       1,736,804
                                                                           -----------

IRELAND - 0.28%
Emerald Mortgages PLC. Series 2, Class
  A, FRN 3.207% due 06/30/2028 ***                             828,486         869,050
                                                                           -----------
JAPAN - 0.05%
SHL Corp., Ltd.,
  Series 1999-1A, Class A2,
  FRN 0.75626% due 12/25/2024 ***                    JPY    17,925,700         150,941
                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                                ------           -----
NETHERLANDS - 0.50%
Delphinus BV, Series 2001-II, Class A1,
  FRN 3.344% due  11/28/2031 ***                      EUR        1,000,000       1,049,748
  Series 2002-I, Class A1,
  FRN 3.50% due 04/25/2092 ***                                     500,000         524,088
                                                                              ------------
                                                                                 1,573,836
UNITED KINGDOM - 0.82%
Haus, Ltd.,
  Series 2000-1A, Class A2,
  FRN 3.22% due 12/10/2037 ***                              $    1,802,232    $  1,807,017
Ocwen Mortgage Loans,
  FRN 3.497% due 12/15/2031 ***                       EUR          154,385         162,308
RMAC, Series 1999-NS2, Class A,
  FRN 4.5763% due 09/12/2041 ***                      GBP          149,013         239,836
  Series 2000-NS1, Class AX,
  1.00% due 09/12/2003                                           3,200,000         347,652
                                                                              ------------
                                                                                 2,556,813
UNITED STATES - 2.82%
ABN AMRO Mortgage Corp., Series 2001-
  8, Class 3A1, 6.50% due  01/25/2032 ***                   $      319,576         325,088
Countrywide Home Loans,
  FRN 5.00425% due 09/19/2032 ***                                  729,214         738,367
Credit Suisse First Boston
  Mortgage Securities Corp.,                                       374,048         383,029
   1.00% due 05/25/2032 ***
Crusade Global Trust, Series 1999-1,
  Class A2, FRN 1.73% due 02/15/2030 ***                         1,558,017       1,561,912
First Alliance Mortgage Loan,
  Series 1997-4, Class A3,
  FRN 1.65% due 12/20/2027 ***                                     211,313         211,381
GMAC Commercial Mortgage Securities, Inc.
  Series 1999-C, Class A, FRN 2.15%
  due 07/20/2003 ***                                               296,210         296,210
  Class B, FRN 2.27732%
  due 09/09/2015 ***                                               700,000         630,000
Government Lease Trust,
  Series 1999-C1A, Class B1,
  4.00% due 05/18/2011 ***                                         500,000         470,623
GS Mortgage Securities Corp. II,
  6.526% due 08/15/2018 ***                                        200,000         222,961
Homeside Mortgage Securities,
  Series 2001-1, Class A,
  FRN 2.03% due 01/20/2027 ***                                     238,500         238,500
Merrill Lynch Credit Corp.
  Mortgage Investors, Inc., Series 1999-A,
  Class A, FRN 1.80% due 03/15/2025 ***                            346,789         346,399
Residential Funding Mortgage Securities I Inc.,
  FRN 6.25% due 02/25/2032 ***                                      21,229          21,195
  FRN 5.6665% due 09/25/2032 ***                                   474,115         487,799
Salomon Brothers Mortgage Securities
  Series 1999-LB1, Class A,
  FRN 1.72% due 06/25/2029 ***                                     163,601         162,454
  VII, Series 1999-AQB, Class A1,                                   80,860          80,715
  FRN 1.84% due 11/15/2029 ***
Sequoia Mortgage Trust,
  Series 8, Class 2A,
  FRN 1.72% due 08/20/2032 ***                                   1,160,381       1,160,381
Torrens Trust, Series 2000-1GA, Class A,
  FRN 1.68% due 07/15/2031 ***                                     280,488         283,118
Washington Mutual Mortgage Securities Corp.,
  Series 2002-S5, Class A1, FRN 5.23% due
  10/25/2032 ***                                                 1,071,226       1,103,176
  FRN 6.01% due 04/25/2031 ***                                      89,950          91,164
                                                                              ------------
                                                                                 8,814,472
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $14,774,925)                                                           $ 15,701,916
                                                                              ------------
ASSET BACKED SECURITIES - 2.12%
UNITED STATES - 2.12%
Amresco Residential Securities,
  Series 1999-1, Class A,
  FRN 1.89% due 06/25/2029 ***                              $      471,674    $    471,966
Core, Inc.,
  Series 1999-1A, Class A3B,
  FRN 1.605% due 03/17/2009 ***                                    278,804         277,976
Credit Suisse First Boston
  Mortgage Securities Corp.,
  FRN 1.68% due 12/15/2030 ***                                     286,566         286,730
  FRN 2.0265% due 08/25/2033 ***                                   885,591         885,591
  FRN 2.17% due 03/25/2032                                         374,836         370,736
Home Equity Asset Trust,
  Series 2002-1, Class A4,
  FRN 1.72% due 11/25/2032                                         455,451         454,025
Irwin Home Equity,
  Series 2002-1, Class 2A1,
  FRN 1.71% due 06/25/2029 ***                                     431,727         430,371
Providian Gateway Master Trust,
  Series 2000-C, Class A,
  FRN 1.64% due 03/15/2007 ***                                   1,700,000       1,699,907
Residential Asset Securities Corp.,
  Series 2002-KS4, Class AIIB,
  FRN 1.67% due 07/25/2032 ***                                   1,764,802       1,756,236
                                                                 ---------    ------------
TOTAL ASSET BACKED SECURITIES
(Cost: $6,648,753)                                                            $  6,633,538
                                                                              ------------
SUPRANATIONAL OBLIGATIONS - 1.25%
BELGIUM(EUROCLEAR) - 0.57%
European Investment Bank,
  FRN 1.82% due 04/15/2008 ***                                   1,813,375       1,775,077
                                                                              ------------

SWEDEN - 0.68%
Eurofima,
  4.75% due 07/07/2004 ***                            SEK       18,500,000       2,133,223
                                                                              ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $3,595,973)                                                            $  3,908,300
                                                                              ------------
SHORT TERM INVESTMENTS - 8.46%
Federal National Mortgage Association Discount Notes
  zero coupon due 02/12/2003 ***, ****                             635,000         634,118
Glaxosmithkline Finance PLC
  1.32% due 02/24/2003 ***                                       2,500,000       2,495,050
Navigator Securities Lending Trust, 1.43%                       19,128,875      19,128,875
U. S.  Treasury Bills,
  1.135% due 02/13/2003 ***, ****                                2,935,000       2,931,061
  1.205% due 02/20/2003 ***, ****                                1,250,000       1,248,060
                                                                              ------------
                                                                              $ 26,437,164
REPURCHASE AGREEMENTS - 0.66% ***
Repurchase Agreement with State Street
  Corp., dated 12/31/2002 at 0.60%, to
  be repurchased at $2,067,069 on
  01/02/2003,collateralized by
  $1,500,000 U.S. Treasury Bonds,
  7.88% due 02/15/2021 (valued at
  $2,115,234, including interest).                          $    2,067,000    $  2,067,000
                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

PUT OPTIONS - 0.00%
 NUMBER OF                      EXPIRATION MONTH/
 CONTRACTS                        STRIKE PRICE         VALUE
 ---------                        ------------         -----
    27      Euribor Futures      January 2003/
                                   EUR 94.00       $        354
    52      Federal Republic
            of Germany Bonds     January 2003/                5
            5 Years                EUR 98.00
30,000,000  Federal Republic     January 2003/
            of Germany Bonds       EUR 98.50                 32
    42      U.S. Treasury        February 2003/
              Notes                 $102.00                 656
            10 Years Futures
              ***
    174     Eurodollar Futures    March 2003/
                                    $97.50                1,088
 8,000,000  Federal Republic      March 2003/
            of Germany Bonds       EUR 96.50                  8
 8,000,000  Federal Republic      March 2003/
            of Germany Bonds      EUR 107.00                 84
 5,000,000  Federal Republic      March 2003/
            of Germany Bonds       EUR 93.25                  5
 2,500,000  Federal Republic      March 2003/
            of Germany Bonds       EUR 95.00                  3
 2,800,000  Federal Republic      March 2003/
            of Germany Bonds       EUR 93.00                  3
    111     Federal Republic
            of Germany Bonds      March 2003/               233
            10 Years               EUR 98.00
    242     Federal Republic
            of Germany Bonds      March 2003/               685
            10 Years               EUR 99.00
    13      Government of Japan   April 2003
            Bonds Futures         YEN 121.00                153

 2,300,000  Federal Republic      April 2003/
            of Germany Bonds       EUR 98.00                  2
 1,700,000  Federal Republic      April 2003/
            of Germany Bonds       EUR 98.50                  2
 2,100,000  Federal Republic      April 2003/
            of Germany Bonds       EUR 97.00                  2
                                                   ------------
                                                          3,315
CALL OPTIONS - 0.00%
    64      U.S. Treasury Notes   February 2003/
            5 Years Futures        $123.00                1,000
                                                   ------------
TOTAL OPTIONS
(Cost: $15,766)                                    $      4,315
                                                   ------------
TOTAL INVESTMENTS (GLOBAL BOND
TRUST)  (Cost: $298,353,499)                       $312,476,076
                                                   ============

TOTAL RETURN TRUST

                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                     ------         -----
U.S. TREASURY OBLIGATIONS - 5.31%
U.S. TREASURY BONDS - 3.54%
3.875% due 04/15/2029 (a)                        $ 4,852,012   $  5,933,099
5.50% due 08/15/2028                               3,000,000      3,241,407
7.25% due 05/15/2016 (a) ***                       2,600,000      3,329,219
7.50% due 11/15/2016 (a) ***                      10,300,000     13,469,660
8.75% due 05/15/2017 ***                          15,000,000     21,686,715
8.875% due 08/15/2017 (a) ***                      6,400,000      9,353,747
                                                               ------------
                                                                 57,013,847
U.S. TREASURY NOTES - 0.67%
3.00% due 07/15/2012 (a)                           1,209,876      1,285,682
3.375% due 01/15/2012                              2,858,604      3,124,812
3.875% due 01/15/2009                              4,753,091      5,297,467
4.25% due 01/15/2010                                 969,732      1,105,949
                                                               ------------
                                                                 10,813,910
U.S. TREASURY STRIPS - 1.10%
zero coupon due 11/15/2016 ***                       700,000        354,750
zero coupon due 02/15/2017 -
  05/15/2017 (a)                                  44,500,000     17,258,831
                                                               ------------
                                                                 17,613,581
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $84,523,243)                                            $ 85,441,338
                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.63%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.38%
3.875% due 06/27/2005 ***                          5,923,000      5,981,596
4.25% due 05/16/2005 ***                           5,800,000      5,853,749
FRN 5.625% due 07/15/2028                          5,441,919      5,601,183
6.00% due 03/01/2016 -
  09/15/2032                                       2,820,966      2,934,694
FRN 6.05% due 01/01/2029                           3,134,316      3,254,485
6.25% due 07/15/2032 (a) ***                       1,500,000      1,699,239
7.50% due 12/20/2029                               6,257,230      6,698,810
FRN 7.50% due 08/15/2030                           5,952,988      6,313,166
                                                               ------------
                                                                 38,336,922
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.37%
FRN 3.515% due 10/01/2040                          3,601,714      3,660,437
3.70% due 08/27/2004 ***                          12,500,000     12,544,750
3.75% due 05/12/2004 ***                           1,500,000      1,512,729
4.14% due 04/04/2005 ***                           9,600,000      9,669,600
FRN 4.481% due 05/01/2036                         15,781,097     16,191,794
FRN 5.463% due 07/01/2009                          2,670,139      2,727,482
5.50% due 11/01/2016 -
  12/01/2017 ***                                  43,671,522     45,342,255
5.50% TBA **                                      43,000,000     44,545,334
6.00% due 03/01/2016 ***                          42,637,735     43,957,558
FRN 6.00% due 11/01/2016 -
  06/01/2017 ***                                   5,483,903      5,738,542
6.00% TBA **                                     144,900,000    151,420,500
6.50% due 05/01/2032 - 07/01/2032 ***             37,216,041     38,767,063
                                                               ------------
                                                                376,078,044
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.88%
FRN 4.50% due 05/20/2030 - 02/20/2032 ***         13,747,499     14,062,981
FRN 5.375% due 05/20/2023 -                        3,864,543      3,972,391
  02/20/2024
FRN 5.75% due 09/20/2021                             453,735        467,636
FRN 6.00% due 10/20/2029 - 11/20/2029 ***          6,463,558      6,623,489
6.50% due 01/15/2029 - 08/15/2032 ***             25,108,889     26,376,206
7.00% due 03/15/2029 - 01/15/2032 ***             10,396,152     11,021,429
                                                               ------------
                                                                 62,524,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $471,047,259)                                           $476,939,098
                                                               ------------
FOREIGN GOVERNMENT OBLIGATIONS - 8.16%
FEDERAL REPUBLIC OF BRAZIL - 0.62%
FRN 2.5625% due 04/15/2006 ***                     2,486,400      1,995,336
FRN 2.625% due 04/15/2009 ***                        152,941         78,956
FRN 8.00% due 04/15/2014 ***                       1,108,269        736,999
11.00% due 01/11/2012 - 08/17/2040 ***            10,300,000      6,611,500
11.50% due 03/12/2008 ***                            800,000        608,000
                                                               ------------
                                                                 10,030,791

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
GOVERNMENT OF FRANCE - 1.65%
5.00% due 01/12/2003 ***                      EUR  25,314,000     26,565,362
                                                                ------------

FEDERAL REPUBLIC OF GERMANY - 2.27%
4.25% due 03/14/2003 ***                           25,314,000     26,621,907
4.75% due 07/04/2028 ***                            1,500,000      1,547,094
5.625% due 01/04/2028 ***                           2,400,000      2,792,477
6.25% due 01/04/2030 ***                            2,200,000      2,781,025
6.50% due 07/04/2027 ***                            2,200,000      2,841,242
                                                                ------------
                                                                  36,583,745

REPUBLIC OF ITALY - 1.65%
4.50% due 01/15/2003 ***                      EUR  25,314,000     26,594,563
                                                                ------------

GOVERNMENT OF MEXICO - 1.12%
6.25% due 12/31/2019 ***                            2,800,000      2,768,500
8.00% due 09/24/2022 ***                            1,800,000      1,863,000
8.30% due 08/15/2031 ***                           12,300,000     12,976,500
9.875% due 02/01/2010 ***                             200,000        244,430
11.375% due 09/15/2016 ***                            100,000        134,000
                                                                ------------
                                                                  17,986,430
REPUBLIC OF PANAMA - 0.14%
8.25% due 04/22/2008 ***                              700,000        726,250
9.375% due 07/23/2012 ***                           1,400,000      1,511,160
                                                                ------------
                                                                   2,237,410
REPUBLIC OF PERU - 0.64%
9.125% due 02/21/2012 ***                          10,600,000     10,377,400
                                                                ------------

REPUBLIC OF POLAND - 0.03%
FRN 4.50% due 10/27/2024 ***                          500,000        456,250
                                                                -------------

REPUBLIC OF SOUTH AFRICA - 0.04%
9.125% due 05/19/2009 ***                             500,000        596,250
                                                                -------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $128,605,873)                                            $131,428,201
                                                                ------------

CORPORATE BONDS - 15.33%
AEROSPACE - 0.09%
Raytheon Company,
  5.50% due 11/15/2012 (a) ***                      1,500,000      1,521,546
                                                                ------------

AIR TRAVEL - 0.02%
American Airlines Pass Through Trust,
  6.978% due 04/01/2011 ***                           428,312        413,708
                                                                ------------

AUTOMOBILES - 0.26%
DaimlerChrysler North America Holding,
  FRN 2.20688% due 08/01/2003 ***                   3,200,000      3,197,453
Ford Motor Company,
  7.45% due 07/16/2031 ***                          1,100,000        956,856
                                                                ------------
                                                                   4,154,309
BANKING - 0.54%
Bank One Corp.,
  5.90% due 11/15/2011 ***                            700,000        758,863
Royal Bank of Scotland PLC,
  FRN 7.648% due 08/31/2049 ***                     5,000,000      5,787,105
Wachovia Corp.,
  4.95% due 11/01/2006 ***                          2,000,000      2,134,134
                                                                ------------
                                                                   8,680,102
BROADCASTING - 0.32%
Clear Channel Communications, Inc.,
  7.25% due 09/15/2003 (a) ***                      5,000,000      5,100,905
                                                                ------------
CABLE AND TELEVISION - 0.05%
Comcast Cable Communications,
  6.75% due 01/30/2011 (a) ***                       $800,000        832,388
                                                                ------------

CELLULAR COMMUNICATIONS - 0.02%
Vodafone Group PLC,
  6.25% due 11/30/2032 ***                            300,000        299,654
                                                                ------------

CHEMICALS - 0.05%
Lyondell Chemical Company,
  9.50% due 12/15/2008 ***                            900,000        837,000
                                                                ------------

DIVERSIFIED FINANCIAL SERVICES - 0.23%
General Electric Capital Corp., Series A
  Medium Term Note,
  6.00% due 06/15/2012 ***                          3,400,000      3,670,895
                                                                ------------

DOMESTIC OIL - 0.43%
Amerada Hess Corp.,
  6.65% due 08/15/2011 (a) ***                      3,000,000      3,276,831
Kerr Mcgee Corp.,
  FRN 2.15% due 06/28/2004 ***                        900,000        900,240
Pemex Project Funding Master Trust,
  7.375% due 12/15/2014 ***                           600,000        615,000
  FRN 2.89% due 01/07/2005 ***                      2,100,000      2,100,825
                                                                ------------
                                                                   6,892,896

ELECTRIC UTILITIES - 2.25%
Dominion Resources Inc.,
  7.60% due 07/15/2003 ***                         10,600,000     10,846,641
Entergy Louisiana, Inc.,
  8.50% due 06/01/2003 ***                          3,000,000      3,068,817
Gulf States Utilities Company,
  8.25% due 04/01/2004 ***                          6,850,000      7,262,404
LG&E Capital Corp.,
  6.205% due 05/01/2004 ***                         6,000,000      6,247,434
Oncor Electric Delivery Company,
  6.375% due 01/15/2015 ***                         6,180,000      6,306,801
Pacific Gas & Electric Company,
  FRN 7.583% due 10/31/2049 ***                       300,000        286,500
Progress Energy, Inc.,
  7.75% due 03/01/2031 ***                          1,000,000      1,136,531
PSEG Power LLC,
  7.75% due 04/15/2011 ***                          1,000,000      1,060,769
                                                                ------------
                                                                  36,215,897
ENERGY - 0.63%
El Paso Energy Corp.,
  Medium Term Note,
  7.75% due 01/15/2032 ***                         16,500,000     10,230,000
                                                                ------------

FINANCIAL SERVICES - 3.25%
Atlas Reinsurance PLC, Class A,
  FRN 3.765% due 01/07/2005 ***                     1,000,000      1,006,590
Bear Stearns Companies, Inc.
  Medium Term Note Bank,
  FRN 1.695% due 12/01/2003 ***                     1,900,000      1,901,163
CIT Group Inc. (a),
  5.50% due 02/15/2004 ***                          1,460,000      1,492,973
Credit Suisse First Boston USA, Inc.,
  4.625% due 01/15/2008 ***                         1,500,000      1,520,910
Gemstone Investors, Ltd.,
  7.71% due 10/31/2004 ***                          1,300,000        999,272
General Electric Capital Corp.,
  5.45% due 01/15/2013 ***                          3,000,000      3,116,208

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
FINANCIAL SERVICES - CONTINUED
General Motors Acceptance Corp.,
  FRN 1.505% due 08/18/2003 ***                      $ 4,500,000   $  4,454,329
  FRN 1.63% due 04/05/2004 ***                         2,000,000      1,951,552
  FRN 2.095% due 05/10/2004 ***                        1,600,000      1,564,941
  FRN 2.105% due 05/17/2004 ***                        3,000,000      2,940,363
  FRN 2.10625% due 08/04/2003 ***                      1,800,000      1,784,306
  FRN 2.19% due 07/21/2004 ***                         4,700,000      4,550,342
  FRN 2.56% due 01/20/2004 ***                         2,700,000      2,661,082
Household Finance Corp.,
  Medium Term Note Bank Ent,
  FRN 1.77% due 05/28/2004 ***                         2,000,000      1,977,058
  6.125% due 02/27/2003 ***                            2,000,000      2,010,500
J P Morgan Chase & Company,
  5.75% due 01/02/2013 (a) ***                         1,100,000      1,113,916
Morgan Stanley Dean Witter,
  6.60% due 04/01/2012 ***                             5,000,000      5,541,585
  6.75% due 04/15/2011 (a) ***                           400,000        444,508
  FRN 7.22% due 09/15/2011 ***                         2,336,000      2,613,961
National Rural Utilities Cooperative,
  FRN 2.83% due 04/26/2004 ***                         1,000,000      1,003,233
Pemex Finance, Ltd.,
  5.72% due 11/15/2003 ***                             2,500,000      2,541,300
Premium Asset Trust, Series 2000-10 Trust,
  FRN 1.755% due 11/27/2004 ***                          500,000        501,666
Small Business Administration Participation
  Certificate, Series 2000-10B,
  7.449% due 08/01/2010 ***                              895,925      1,023,316
Trinom Ltd., Class A 2,
  FRN 5.41% due 12/18/2004 ***                         1,000,000      1,007,250
Verizon Global Funding Corp.,
  5.75% due 04/01/2003 ***                             2,500,000      2,521,250
                                                                   ------------
                                                                     52,243,574
GAS & PIPELINE UTILITIES - 0.81%
K N Energy, Inc.,
  6.45% due 03/01/2003 ***                            11,991,000     12,046,506
Kinder Morgan Energy Partners,
  7.125% due 03/15/2012 ***                              800,000        897,021
Williams Companies Inc.,
  7.625% due 07/15/2019 ***                              200,000        126,000
                                                                   ------------
                                                                     13,069,527
INDUSTRIALS - 0.10%
Weyerhaeuser Company,
  7.375% due 03/15/2032 ***                            1,500,000      1,626,792
                                                                   ------------

LEISURE TIME - 1.90%
AOL Time Warner, Inc., ,
  7.70% due 05/01/2032 (a) ***                        20,000,000     20,814,660
Walt Disney Company,
  4.50% due 09/15/2004 ***                             9,600,000      9,841,949
                                                                   ------------
                                                                     30,656,609
RETAIL GROCERY - 0.13%
Kroger Company ,
  6.20% due 06/15/2012 (a) ***                         1,900,000      2,028,581
                                                                   ------------

SANITARY SERVICES - 0.45%
Waste Management, Inc.,
  6.375% due 11/15/2012 ***                            3,000,000      3,087,147
  6.50% due 05/15/2004 ***                             4,000,000      4,124,812
                                                                   ------------
                                                                      7,211,959

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.35%
Qwest Corp.,
  7.125% due 11/15/2043 ***                            2,111,000      1,541,030
  7.25% due 09/15/2025 ***                             2,700,000      2,133,000
US West Communications, Inc.,
  7.20% due 11/01/2004 ***                             2,000,000      1,900,000
                                                                   ------------
                                                                      5,574,030
TELEPHONE - 3.20%
AT&T Corp.,
  7.30% due 11/15/2011 ***                             6,900,000      7,541,741
British Telecom PLC,
  FRN 8.375% due 12/15/2010 ***                          700,000        839,229
Deutsche Telekom International Finance BV,
  1.00% due 06/15/2030 ***                             1,000,000      1,155,151
France Telecom SA,
  FRN 4.16% due 03/14/2003 ***                        12,800,000     12,805,197
  FRN 9.00% due 03/01/2031 ***                         1,000,000      1,217,334
Qwest Capital Funding, Inc.,
  7.25% due 02/15/2011 ***                               113,000         72,320
Sprint Capital Corp.,
  6.00% due 01/15/2007 (a) ***                           100,000         94,500
  6.125% due 11/15/2008 ***                            1,600,000      1,456,000
  6.90% due 05/01/2019 ***                             1,100,000        902,000
  7.625% due 01/30/2011 ***                           10,900,000     10,355,000
  8.375% due 03/15/2012 ***                            1,800,000      1,791,000
  8.75% due 03/15/2032 ***                             5,400,000      5,130,000
Verizon Pennsylvania, Series A,
  5.65% due 11/15/2011 ***                             6,900,000      7,234,464
Verizon Florida Inc., Series F,
  6.125% due 01/15/2013 ***                              800,000        857,491
                                                                   ------------
                                                                     51,451,427

TOBACCO - 0.25%
Philip Morris Companies, Inc.,
  7.75% due 01/15/2027 ***                             3,600,000      3,960,968
                                                                   ------------

TOTAL CORPORATE BONDS
(Cost: $249,305,999)                                               $246,672,767
                                                                   ------------

MUNICIPAL BONDS - 1.46%
CALIFORNIA - 0.63%
California State Revenue Anticipated Notes,
  FRN 1.375% due 06/20/2003 ***                        5,500,000      5,480,750
  2.50% due 06/20/2003 ***                             4,700,000      4,714,852
                                                                   ------------
                                                                     10,195,602

NEW YORK  - 0.06%
New York State Environmental Facilities Corp.,
  FRN 8.99% due 06/15/2023 ***                           850,000        919,453
                                                                   ------------

NORTH CAROLINA  - 0.19%
North Carolina State,
  FRN 8.77% due 03/01/2018 ***                         1,400,000      1,766,828
North Carolina State Educations
  Assistance Authority Revenue,
  FRN 1.58563% due 06/01/2009 ***                      1,237,728      1,240,216
                                                                   ------------
                                                                      3,007,044

WISCONSIN  - 0.58%
Badger Tobacco Asset Securitization Corp.,
  6.00% due 06/01/2017 ***                             2,900,000      2,885,993
Wisconsin State Clean Water
  Revenue, FRN 8.93% due 06/01/2023 ***                5,910,000      6,535,692
                                                                   ------------
                                                                      9,421,685
TOTAL MUNICIPAL BONDS
(Cost: $22,471,913)                                                $ 23,543,784
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.87%
ABN AMRO Mortgage Corp.,
  Series 1999-4, Class IA4,
  6.50% due 06/25/2029 ***                           $ 5,000,000   $  5,229,523
  FRN 6.75% due 11/25/2028 ***                        11,500,000     11,827,177
Aurora Loan Services,
  Series 2000-2 Class 2A1,
  FRN 2.12% due 05/25/2030 ***                         1,469,709      1,475,404
Bank of America Mortgage Securities,
  FRN 5.809% due 10/20/2032 ***                        5,859,092      5,907,251
Bear Stearns Arm Trust,
  FRN 5.381% due 01/25/2033 ***                       13,800,000     14,077,072
  Series 2002-9, Class 2A,
  FRN 5.43118% due 10/25/2032***                       1,336,633      1,366,069
  Series 2001-10 Class VIA,
  FRN 6.07005% due 02/25/2032 ***                        556,253        559,071
  Series 2001-10 Class VA,
  FRN 6.14345% due 02/25/2032 ***                      1,020,596      1,038,625
  Series 2001-9 Class IA,
  FRN 6.21299% due 01/25/2032 ***                        920,137        927,648
  Series 2001-8, Class VIA,
  FRN 6.62014% due 11/25/2031 ***                      1,550,091      1,579,396
Cendant Mortgage Corp., Series
  1999-A, Class A2,
  FRN 2.070% due 08/25/2030 ***                        1,392,235      1,395,716
Countrywide Home Loans,
  FRN 5.53066% due 05/19/2032 ***                      5,476,456      5,561,032
Credit Suisse First Boston Mortgage,
  Series 2001-3 Class 1A1,
  6.75% due 08/21/2031 ***                               888,769        914,046
E-Trade Bank Arm Trust,
  Series 2001-1 Class A1,
  FRN 7.04466% due 09/25/2031 ***                      1,934,993      1,954,589
GE Capital Mortgage Services, Inc.,
  REMIC, 1998-6, Class 1A6,
  6.75% due 03/25/2028 ***                             3,350,000      3,430,525
GMAC Commercial Mortgage Security, Inc.,
  Series 99 C2, Class A,
  FRN 6.57% due 09/15/2033 ***                         3,493,125      3,805,089
GSR Mortgage Loan Trust,
  FRN 5.358% due 01/25/2032 ***                        8,664,922      8,978,261
Indymac Arm Trust, Series 2001-H2
  Class A2, FRN 6.4569% due 01/25/2032 ***               721,193        734,189
Morgan Stanley Dean Witter Capital I,
  2001-SGMA, Class A,
  FRN 1.72% due 07/11/2011 ***                         3,425,792      3,409,757
Norwest Asset Securities Corp.,
  Series 1999-25 Class A4,
  FRN 6.50% due 10/25/2029 ***                         5,786,139      5,998,129
Residential Funding Mortgage Securities I Inc.,
  FRN 5.6665% due 09/25/2032 ***                       3,160,769      3,251,992
  Series 1998-S6, Class A6,
  6.75% due 03/25/2028 ***                             4,335,000      4,439,453
Salomon Brothers Mortgage Securities
  VII Inc., Series 1999-NC4 Class A,
  FRN 1.82% due 09/25/2029 ***                           995,782        995,289
  Series 2000-BOA1 Class A,
  FRN 7.60718% due 12/25/2030 ***                         34,330         34,469
Small Business Administration
  Participation Certificate,
  Series 2001-P10B Class 1,
  FRN 6.344% due 08/01/2011 ***                        6,262,907      6,814,231
Structured Asset Securities Corp.,
  Series 2001-15A, Class 2A1,
  1.00% due 10/25/2031 ***                               975,894      1,005,648
  FRN 6.23925% due 02/25/2032 ***                      1,528,478      1,545,617
  Series 2001-21A, Class 1A1,
  FRN 6.25% due 01/25/2032 ***                         2,350,806      2,422,426
Structured Product Asset Certificate Trust,
  FRN 3.056% due 06/20/2004                            6,525,000      6,447,516
Washington Mutual Mortgage
  Securities Corp.,
  Series 2002-S5, Class A1, FRN 5.10075%
  due 10/25/2032 ***                                   8,926,886      9,193,134
  5.50% due 09/25/2032 - 01/31/2033                   34,499,132     35,462,769
  Pass Through Certificates,
  FRN 6.50% due 12/25/2031 ***                         2,539,392      2,557,197
Wells Fargo Mortgage Backed Securities
  Series 2002-E, Class 2A1,
  FRN 5.20678% due 09/25/2032 ***                      2,092,268      2,124,127
  Series 2001-34 Trust, Class 2A,
  FRN 6.15385% due 01/25/2032 ***                      2,085,834      2,096,974
  Series 2001-2 Class A,
  7.00% due 02/25/2016 ***                               316,172        322,932
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $156,127,361)                                               $158,882,343
                                                                   ------------

ASSET BACKED SECURITIES - 2.96%
Ameriquest Mortgage Securities, Inc.,
  Series 2000-2, Class A,
  FRN 1.72% due 07/15/2030 ***                           475,782        476,221
  Series 2000-1, Class A,
  FRN 1.74% due 05/15/2030 ***                           903,170        903,825
Bayview Financial Acquisition Trust,
  Series 2001-BA Class A,
  FRN 1.70% due 07/25/2031 ***                         1,207,213      1,201,931
  Series 2001-AA Class A,
  FRN 1.82% due 04/25/2031 ***                           645,070        686,394
Brazos Student Finance Corp., Series
  1998-A, Class A2,
  FRN 2.66381% due 06/01/2023 ***                      4,141,002      4,153,446
Conseco Finance Securitizations,
  Series 2001-4 Class A1,
  FRN 3.22% due 09/01/2023 ***                         5,177,842      5,197,355
Credit Suisse First Boston Mortgage
  Securities Corp.,
  FRN 1.68% due 12/15/2030 ***                         2,553,043      2,554,500
  FRN 2.0265% due 08/25/2033 ***                       9,347,907      9,347,907
EMC Mortgage Loan Trust,
  Series 2001-A Class A,
  FRN 1.79% due 05/25/2040 ***                        10,494,812     10,469,981
FHA 220 NP Reilly 60,
  7.43% due 12/01/2023                                 5,118,308      5,353,750
FHA Virginia Reperforming,
  6.50% due 01/30/2043                                 2,900,000      3,064,031
Green Tree Financial Corp.,
  Series 1999-5, Class A3,
  FRN 6.97% due 04/01/2031 ***                         3,242,022      3,293,488
Irwin Low Balance Home Loan
  Trust, Series 2000 Class A, FRN
  1.795% due 06/25/2021 ***                              862,550        861,885
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $47,215,074)                                                $ 47,564,714
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
                                                                ---------           -----
SHORT TERM INVESTMENTS - 27.02%
ABN AMRO Mortgage Corp.,
  1.31% due 03/18/2003 ***                                   $    24,500,000    $  24,432,244
  1.325% due 03/27/2003 ***                                        6,000,000        5,981,229
American Telephone & Telegraph
  Company,
  FRN 3.5725% due 01/18/2003 ***                                   6,500,000        6,500,000
BP America, Inc.
  1.32% due 03/05/2003 ***                                           900,000          897,921
CDC Commercial
  1.32% due 03/06/2003 ***                                         7,600,000        7,582,165
Danske Corp.,
  1.31% due 03/18/2003 ***                                        11,000,000       10,969,579
  1.32% due 02/19/2003 ***                                         4,800,000        4,791,376
  1.325% due 02/24/2003 ***                                       23,300,000       23,253,691
Eksportfinans ASA
  1.31% due 03/10/2003 ***                                         4,700,000        4,688,370
Federal Home Loan Bank
  Consolidated Discount Notes,
  1.28% due 03/14/2003 ***                                         7,300,000        7,281,312
  zero coupon due 05/22/2003 ***                                  27,000,000       26,876,097
Federal National Mortgage Association
  Discount Notes, zero coupon due
  05/14/2003 - 05/28/2003 ***                                    129,300,000      128,688,971
  zero coupon due 02/12/2003 ***, ****                             5,455,000        5,447,423
Glaxosmithkline Finance PLC
  1.32% due 02/14/2003 ***                                        13,500,000       13,478,220
HBOS Treasury Services PLC,
   1.33% due 02/11/2003 ***                                       11,000,000       10,983,338
   1.34% due 02/25/2003 ***                                       10,000,000        9,979,604
Lloyds Bank PLC
  1.305% due 03/19/2003 ***                                       34,000,000       33,905,098
Navigator Securities Lending Trust, 1.43%                         43,888,531       43,888,531
Pfizer, Inc.
  1.31% due 02/04/2003 ***                                         5,400,000        5,393,319
Royal Bank of Scotland PLC
  1.31% due 02/27/2003 ***                                        13,100,000       13,072,829
UBS Finance, Inc.,
  1.315% due 03/12/2003 ***                                       14,800,000       14,762,157
  1.325% due 03/19/2003 ***                                       25,000,000       24,929,150
U. S. Treasury Bills,
  1.135% due 02/13/2003 ***, ****                                  6,540,000        6,531,223
  1.205% due 02/20/2003 ***,  ****                                   500,000          499,224
                                                                                -------------
                                                                                $ 434,813,071
REPURCHASE AGREEMENTS - 0.26% ***
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60%, to be repurchased at
  $4,120,137 on 01/02/2003,
  collateralized by $3,180,000 U.S.
  Treasury Bonds, 7.50% due
  11/15/2016 (valued at $4,208,526,
  including interest).                                       $     4,120,000    $   4,120,000
                                                                                -------------

PUT OPTIONS - 0.00%

NUMBER OF                                                    EXPIRATION MONTH/
CONTRACTS                                                      STRIKE PRICE         VALUE
---------                                                      ------------         -----
  152                           Eurodollar Futures             March 2003/
                                                                  $95.75        $        1,900
TOTAL OPTIONS
(Cost: $1,520)                                                                  $        1,900
                                                                                --------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
(Cost: $1,598,231,313)                                                          $1,609,407,216
                                                                                ==============

INVESTMENT QUALITY BOND TRUST

                                                     SHARES           VALUE
                                                     ------           -----
COMMON STOCK - 0.00%
CHEMICALS - 0.00%
Pioneer Companies, Inc.                                777          $     971
                                                                    ---------
TOTAL COMMON STOCK
(Cost: $0)                                                          $     971
                                                                    ---------

PREFERRED STOCK - 0.03%
HEALTHCARE SERVICES - 0.00%
Mediq, Inc.                                            303                 30
                                                                    ---------

MINING - 0.01%
Fairfield Manufacturing, Inc.                          317             48,343
                                                                    ---------

PUBLISHING - 0.02%
Primedia, Inc., Series H                             1,525             94,169
                                                                    ---------

STEEL - 0.00%
Weirton Steel Corp., Series C@                       2,700              2,700
                                                                    ---------

TOTAL PREFERRED STOCK
(Cost: $573,992)                                                    $ 145,242
                                                                    ---------

WARRANT - 0.00%
COMPUTERS & Business Equipment - 0.00%
Decisionone Corp., Class A,
   (Expiration date 04/18/2007;
   strike price $14.29 *                               137                  0
   Class B, (Expiration date
   04/18/2007; strike price                            236                  0
   $28.57) *
   Class C, (Expiration date
   04/18/2007; strike price $40.00) *                  140                  0
                                                                    ---------
                                                                            0
HOUSEHOLD PRODUCTS - 0.00%
Mattress Discounters Holding
Corp.,
  (Expiration date 07/15/2007; strike
  price $.01) *                                        150                112
                                                                    ---------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
KMC Telecom Holdings, Inc.,
   (Expiration date 04/15/2008;
   strike price $ .01) *                               425                  4
McLeodUSA, Inc., (Expiration
   date 04/16/2007; strike price $ 1.354) *          7,054              2,293
                                                                    ---------
                                                                        2,297
TOTAL WARRANTS
(Cost: $2,357)                                                      $   2,409
                                                                    ---------

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
                                                              ---------         -----
U.S. TREASURY OBLIGATIONS - 12.55%
U.S. TREASURY BONDS - 9.27%
6.25% due 08/15/2023 (a)                                      $   200,000    $   234,969
7.25% due 08/15/2022                                            4,000,000      5,205,780
7.50% due 11/15/2016 (a)                                        7,170,000      9,376,453
7.875% due 02/15/2021 (a)                                     $ 5,700,000      7,820,799
8.125% due 08/15/2019 *** - 08/15/2021 (a)                     22,250,000     31,217,512
8.75% due 05/15/2017 (a)                                        1,000,000      1,445,781
                                                                              ----------
                                                                              55,301,294

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         -----
U.S. TREASURY NOTES - 3.28%
3.50% due 01/15/2011 (a)                                       8,853,345        9,717,927
3.625% due 01/15/2008 (a)                                      8,976,800        9,849,237
                                                                             ------------
                                                                               19,567,164

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $70,370,943)                                                          $ 74,868,458
                                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.34%
FEDERAL HOME LOAN BANK - 0.57%
5.80% due 09/02/2008 (a)                                       3,000,000        3,377,559
                                                                             ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.86%
6.00% due 02/01/2003                                           3,420,407        3,589,318
6.00% TBA **                                                   3,310,000        3,444,469
6.30% due 03/15/2023                                             382,328          405,465
6.50% due 04/01/2029 - 08/01/2032                              2,753,506        2,869,607
7.50% due 06/01/2010 - 05/01/2028                                712,351          761,298
                                                                             ------------
                                                                               11,070,157

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.49%
FRN 5.636% due 12/01/2011                                      1,755,154        1,894,153
5.77% due 03/01/2009                                           2,768,438        3,021,921
6.00% due 02/01/2028 - 11/01/2028                              3,926,414        4,075,380
6.00% TBA **                                                   5,810,000        6,004,275
FRN 6.00% due 01/01/2016 - 12/01/2017                          9,999,997       10,466,396
6.085% due 10/01/2011                                          1,295,541        1,440,300
FRN 6.009% due 11/01/2011                                      2,966,763        3,280,134
FRN 6.048% due 03/01/2012                                      1,216,398        1,347,213
6.18% due 07/01/2008                                             345,825          382,781
6.27% due 11/01/2007                                           1,044,383        1,156,577
6.28% due 04/01/2011                                           1,000,000        1,107,920
6.30% due 01/01/2008                                             297,188          329,814
6.34% due 01/01/2008                                             269,914          299,764
6.43% due 01/01/2008                                             301,843          336,574
FRN 6.44% due 02/01/2011                                       3,639,538        4,049,558
6.447% due 01/01/2008                                          1,424,570        1,589,479
6.46% due 06/01/2009                                           1,444,849        1,629,474
FRN 6.50% due 07/01/2016 - 08/01/2017                          9,000,897        9,506,332
6.50% due 08/01/2016 - 12/01/2099**                            6,870,031        7,244,060
6.625% due 11/15/2030 (a)                                      2,000,000        2,346,316
6.812% due 10/01/2007                                            201,066          222,442
7.00% due 06/01/2029                                             136,940          144,160
7.04% due 03/01/2007                                             638,273          718,529
                                                                             ------------
                                                                               62,593,552

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.30%
6.00% due 08/15/2008 - 12/15/2013                              2,025,039        2,150,539
FRN 6.50% due 06/15/2028 - 10/15/2028                          1,484,379        1,560,359
6.50% due 07/15/2008 - 07/15/2032                              4,603,692        4,836,084
FRN 7.00% due 01/15/2028 - 11/15/2031                          7,719,362        8,196,737
7.00% due 04/15/2023 - 03/15/2029                              8,892,087        9,458,102
7.50% due 06/15/2022 - 10/15/2099                              4,841,158        5,188,986
8.00% due 07/15/2030 - 10/15/2030                                233,619          252,708
                                                                             ------------
                                                                               31,643,515

HOUSING & URBAN DEVELOPMENT - 0.12%
7.498% due 08/01/2011                                            600,000          729,378
                                                                             ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $105,962,163)                                                         $109,414,161
                                                                             ------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.02%

GOVERNMENT OF CANADA - 0.38%
8.625% due 01/19/2005                                         $2,000,000     $  2,252,330
                                                                             ------------

REPUBLIC OF CHILE - 0.29%
6.95% due 07/01/2012                                           1,587,784        1,760,297
                                                                             ------------

GOVERNMENT OF RUSSIA - 0.16%
5.00%, step up to 7.50 % on
   03/31/2007 due 03/31/2030                                   1,200,000          948,000
                                                                             ------------

REPUBLIC OF SOUTH AFRICA - 0.09%
7.375% due 04/25/2012                                            510,000          552,075
                                                                             ------------

REPUBLIC OF TRINIDAD & TOBAGO - 0.10%
9.75% due 07/01/2020                                             500,000          590,000
                                                                             ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,572,816)                                                           $  6,102,702
                                                                             ------------

CORPORATE BONDS - 42.92%
ADVERTISING - 0.06%
Lamar Media Corp.,
   7.25% due 01/01/2013                                           40,000           40,650
RH Donnelley Finance Corp. I,
   10.875% due 12/15/2012                                        295,000          321,550
                                                                             ------------
                                                                                  362,200
AEROSPACE - 0.06%
Northrop Grumman Corp.,
   7.875% due 03/01/2026                                         115,000          137,056
   8.875% due 04/01/2008                                         200,000          191,000
   9.00% due 08/01/2009                                           30,000           28,800
                                                                             ------------
                                                                                  356,856
AGRICULTURE - 0.09%
Monsanto Company,
   7.375% due 08/15/2012                                         500,000          539,046
                                                                             ------------

AIR TRAVEL - 1.32%
Air Canada,
   10.25% due 03/15/2011                                         395,000          221,200
American Airlines, Inc.,
   7.377% due 05/23/2019                                       1,133,861          785,371
Argo-Tech Corp.,
   8.625% due 10/01/2007                                         310,000          213,900
   9.375% due 11/15/2006                                         155,000           32,162
   10.75% due 08/01/2005                                         110,000           22,825
Continental Airlines,
   6.648% due 03/15/2019                                         842,537          736,096
   Series 1997-4, Class 4A,
   6.90% due 01/02/2018                                        1,132,118          991,245
Delta Air Lines Inc., Class G,
   6.718% due 07/02/2024                                       1,500,000        1,584,375
   7.90% due 12/15/2009 (a)                                      605,000          417,450
   Series 2000 1 Class B,
   7.92% due 11/18/2010                                          565,000          471,137
Northwest Airlines Corp.,
   8.875% due 06/01/2006 (a)                                      95,000           61,750
   Class G, FRN 8.072% due                                       796,595          854,029
   04/01/2021
   9.875% due 03/15/2007                                         125,000           80,000
US Airways, Inc., Series 2001
   1G, 7.076% due 09/20/2022                                   1,339,979        1,383,695
                                                                             ------------
                                                                                7,855,235

     The accompanying notes are an integral part of the financial satements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         -----
ALUMINUM - 0.27%
Alcan Aluminum, Ltd.,
  6.45% due 03/15/2011                                        $  440,000      $  491,499
Alcoa, Inc.,
  6.75% due 01/15/2028                                           800,000         889,463
Century Aluminum Company,
  11.75% due 04/15/2008                                          215,000         208,550
                                                                              ----------
                                                                               1,589,512

APPAREL & TEXTILES - 0.10%
Levi Strauss & Company,
  7.00% due 11/01/2006                                           180,000         156,600
  11.625% due 01/15/2008(a)                                      410,000         400,775
Westpoint Stevens, Inc.
  7.875% due 06/15/2008(a)                                       225,000          65,250
                                                                              ----------
                                                                                 622,625

AUTO PARTS - 0.63%
Accuride Corp.
  9.25% due 02/01/2008(a)                                        525,000         315,000
CSK Auto Inc.,
  12.00% due 06/15/2006                                          365,000         390,550
Dana Corp.,
  7.00% due 03/01/2029                                           300,000         211,500
  9.00% due 08/15/2011(a)                                        775,000         747,875
  10.125% due 03/15/2010                                          20,000          20,250
Dura Operating Corp., Series B,
  8.625% due 04/15/2012(a)                                        75,000          75,375
  Series D, 9.00% due 05/01/2009(a)                              155,000         141,050
LDM Technologies, Inc., Series B
  10.75% due 01/15/2007                                          215,000         161,250
Lear Corp., Series B,
  8.11% due 05/15/2009                                           625,000         660,938
Visteon Corp.,
  7.95% due 08/01/2005                                         1,000,000       1,060,101
                                                                              ----------
                                                                               3,783,889

AUTO SERVICES - 0.03%
United Rentals North America Inc.
  10.75% due 04/15/2008(a)                                       150,000         149,250
                                                                              ----------

AUTOMOBILES - 0.17%
Chrysler Corp.,
  7.45% due 02/01/2097                                         1,000,000       1,038,921
                                                                              ----------

BANKING - 4.39%
Bank New York, Inc.,
  6.625% due 06/15/2003                                        1,000,000       1,022,465
Bank of America Corp.,
  7.40% due 01/15/2011                                         1,500,000       1,766,947
Bayerische Landesbank Girozentrale,
  5.65% due 02/01/2009                                           200,000         216,996
Chase Manhattan Corp.
  7.00% due 11/15/2009(a)                                      1,000,000       1,108,341
Citicorp,
   6.375% due 11/15/2008                                         600,000         671,403
   7.125% due 06/01/2003                                       1,000,000       1,021,985
Credit National,
  7.00% due 11/14/2005                                         1,300,000       1,397,760
First Financial Caribbean Corp.,
  7.84% due 10/10/2006                                           810,000         885,648
First Massachusetts Bank NA,
  7.625% due 06/15/2011                                        1,000,000       1,162,061
First Republic Bank of San Francisco,
  7.75% due 09/15/2012                                           825,000         834,591
First Union National Bank,
   6.919% due 12/15/2036                                         500,000         566,075
   7.80% due 08/18/2010                                        1,500,000       1,810,878
Frost National Bank,
  6.875% due 08/01/2011                                        1,000,000       1,085,790
Landesbank Baden Wurttemberg,
  6.35% due 04/01/2012                                           700,000         777,631
National City Corp.,
  6.875% due 05/15/2019                                        1,000,000       1,087,621
NBD Bancorp,
  8.25% due 11/01/2024                                         2,000,000       2,529,456
People Bank Bridgeport Connecticut,
  9.875% due 11/15/2010                                        1,000,000       1,109,495
Popular North America, Inc.,
  6.625% due 01/15/2004                                        1,350,000       1,407,391
Regions Financial Corp.,
  7.00% due 03/01/2011                                            95,000         108,865
Republic New York Corp.,
  9.50% due 04/15/2014                                         1,000,000       1,344,611
Royal Bank Scotland Group PLC,
  6.40% due 04/01/2009                                         2,750,000       3,051,221
Wells Fargo Bank NA,
  7.55% due 06/21/2010                                         1,000,000       1,190,034
                                                                              ----------
                                                                              26,157,265

BROADCASTING - 1.55%
Adelphia Communications Corp.,
  10.25% due 06/15/2011@                                          50,000          19,250
Canwest Media Inc
  10.625% due 05/15/2011(a)                                      345,000         368,287
CBS, Inc.,
  7.125% due 11/01/2023                                          250,000         275,560
Century Communications Corp.,
  zero coupon due 01/15/2008                                     720,000         104,400
Charter Communications Holdings,
   8.625% due 04/01/2009                                         225,000         100,125
   zero coupon, step up to 9.92%
   on 04/01/2002 due 04/01/2011                                  410,000         143,500
   zero coupon, step up to 13.50% on
   01/15/2006 due 01/15/2006                                     855,000         222,300
Classic Cable, Inc.,
  10.50% due 03/01/2010                                          430,000          51,600
Clear Channel Communications, Inc.,
  7.65% due 09/15/2010                                           675,000         764,675
Comcast Cable Communications,
  8.50% due 05/01/2027                                         1,400,000       1,459,356
Corus Entertainment, Inc.,
  8.75% due 03/01/2012                                           260,000         275,275
CSC Holdings, Inc.
  Series B, 7.625% due 04/01/2011                                645,000         605,494
  9.875% due 02/15/2013 (a)                                      100,000          97,625
Entravision Communications Corp.,
  8.125% due 03/15/2009                                           65,000          67,600
Liberty Media Group,
  7.75% due 07/15/2009                                           700,000         756,475
Lin Holdings Corp.,
  zero coupon, step up to 10.00%
  On 03/08/2003 due 03/01/2008                                   540,000         551,475
Quebecor Media, Inc.,
  11.125% due 07/15/2011                                         280,000         257,950
  zero coupon, step up to 13.75% on
   07/15/2006 due 07/15/2011                                     585,000         331,256
USA Networks, Inc.,
  6.75% due 11/15/2005                                         1,570,000       1,644,128

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         -----
BROADCASTING - CONTINUED
Viacom, Inc.,
   7.75% due 06/01/2005                                       $1,035,000      $1,159,565
   7.875% due 07/30/2030                                         165,000         205,397
                                                                              ----------
                                                                               9,461,293

BUILDING MATERIALS & CONSTRUCTION - 0.40%
American Standard, Inc.,
  7.625% due 02/15/2010                                           70,000          74,200
Lowe's Companies, Inc.,
   6.50% due 03/15/2029                                        1,100,000       1,176,611
   7.50% due 12/15/2005                                          350,000         399,120
Masco Corp.,
  5.75% due 10/15/2008                                           700,000         763,556
                                                                              ----------
                                                                               2,413,487

BUSINESS SERVICES - 0.53%
American Color Graphics, Inc.,
  12.75% due 08/01/2005                                          300,000         295,500
EOP Operating LP,
  6.50% due 01/15/2004                                           795,000         821,226
Federal Express Corp., Series 1998
  1A, 6.72% due 01/15/2022                                     1,012,379       1,117,535
Iron Mountain, Inc.,
  8.25% due 07/01/2011                                           410,000         422,300
MDP Acquisitions PLC,
  9.625% due 10/01/2012                                           85,000          88,400
Packaging Corp. of America, Series
  B, 9.625% due 04/01/2009                                       105,000         112,612
Pierce Leahy Corp.,
  8.125% due 05/15/2008                                           70,000          71,575
True Temper Sports, Inc.,
  10.875% due 12/01/2008                                         205,000         211,150
                                                                              ----------
                                                                               3,140,298

CABLE AND TELEVISION - 0.37%
Cox Communications, Inc.,
  7.125% due 10/01/2012                                          615,000         683,102
Mediacom Broadband LLC,
  11.00% due 07/15/2013                                          150,000         152,250
Mediacom LLC/Mediacom Capital Corp.,
   7.875% due 02/15/2011                                          55,000          45,925
   9.50% due 01/15/2013                                          205,000         184,500
TCI Communications Inc.,
  8.75% due 08/01/2015                                           800,000         920,794
                                                                              ----------
                                                                               1,986,571

CELLULAR COMMUNICATIONS - 0.76%
AT&T Wireless Services, Inc.,
  8.125% due 05/01/2012                                          420,000         422,100
Cingular Wireless LLC,
  7.125% due 12/15/2031                                        1,000,000       1,061,954
Crown Castle International Corp.
    zero coupon, step up to 10.375%
    on 05/15/2004 due 5/15/2011(a)                                20,000          13,000
Nextel Communications, Inc.,
  9.50% due 02/01/2011                                         1,010,000         909,000
Nextel Partners, Inc.,
  zero coupon, step up to 14.00%                                 200,000         150,000
  on 02/01/2004 due 02/01/2009
Rogers Cantel, Inc.,
   9.375% due 06/01/2008                                         175,000         164,500
   9.75% due 06/01/2016                                           50,000          45,125
Rogers Communications, Inc.,
  8.875% due 07/15/2007                                          235,000         224,425
Rogers Wireless Inc.,
  9.625% due 05/01/2011                                          580,000         548,100

CELLULAR COMMUNICATIONS - CONTINUED
Vodafone Group PLC,
  7.75% due 02/15/2010                                           825,000         972,993
                                                                              ----------
                                                                               4,511,197

CHEMICALS - 0.63%
Airgas, Inc.,
  9.125% due 10/01/2011                                           30,000          32,400
Arco Chemical Company,
  9.80% due 02/01/2020                                           120,000          94,800
Dow Chemical Company,
  6.00% due 10/01/2012                                           400,000         408,802
  5.75% due 12/15/2008(a)                                        400,000         417,396
ICI Wilmington, Inc.,
  6.95% due 09/15/2004                                           720,000         754,965
IMC Global, Inc.,
  7.625% due 11/01/2005                                          295,000         283,200
  Series B, 10.875% due 06/01/2008                                70,000          75,950
  Series B, 11.25% due  06/01/2011                               245,000         263,375
Lyondell Chemical Company, Series A,
  9.625% due 05/01/2007                                          190,000         182,400
  Series B, 9.875% due 05/01/2007                                370,000         355,200
Methanex Corp.,
  8.75% due 08/15/2012                                            45,000          47,700
Noveon, Inc., Series B,
  11.00% due 02/28/2011                                           20,000          21,950
Olin Corp.,
  9.125% due 12/15/2011                                          600,000         681,485
PCI Chemicals Canada Company
  10.00% due 12/31/2008(a)                                        12,022           8,415
Pioneer Companies, Inc.,
  FRN 4.90% due 12/31/2006                                         4,007           2,770
Texas Petrochemicals Corp.,
  Series B, 11.125% due 07/01/2006                               250,000         155,000
                                                                              ----------
                                                                               3,785,808

COMPUTERS & BUSINESS EQUIPMENT - 0.16%
Hewlett Packard Company
  6.50% due 07/01/2012(a)                                        700,000         776,866
Xerox Capital Europe PLC,
  5.875% due 05/15/2004                                          200,000         191,000
                                                                              ----------
                                                                                 967,866

CONSTRUCTION & MINING EQUIPMENT - 0.03%
Webb Delaware Corp.,
  10.25% due 02/15/2010                                          150,000         163,500
                                                                              ----------

CONTAINERS & GLASS - 0.32%
Bway Corp.,
  10.00% due 10/15/2010                                          100,000         103,750
Graphic Packaging Corp.,
  8.625% due 02/15/2012                                           30,000          31,575
Owens-Illinois, Inc.
  Series 2005 , 7.15% due 05/15/2005(a)                           95,000          91,319
  Series 2008, 7.35% due 05/15/2008                               40,000          37,100
  Series 2010 , 7.50% due 05/15/2010(a)                          400,000         368,000
  7.85% due 05/15/2004(a)                                        195,000         192,562
Sealed Air Corp.,
  8.75% due 07/01/2008                                           450,000         494,463
Stone Container Corp.,
  8.375% due 07/01/2012                                          100,000         102,500
  9.25% due 02/01/2008                                           185,000         195,637
  9.75% due 02/01/2011                                           270,000         288,900
                                                                              ----------
                                                                               1,905,806

COSMETICS & TOILETRIES - 0.09%
Playtex Products, Inc.,
  9.375% due 06/01/2011                                          200,000         221,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         -----
COSMETICS & TOLLETRIES - CONTINUED
Revlon Consumer Products Corp.,
  12.00% due 12/01/2005                                       $  345,000      $  332,925
                                                                              ----------
                                                                                 553,925

CRUDE PETROLEUM & NATURAL GAS - 0.14%
KN Energy, Inc.,
  6.65% due 03/01/2005                                           795,000         844,756
                                                                              ----------

DOMESTIC OIL - 0.76%
Clark Refining & Marketing, Inc.,
  8.375% due 11/15/2007                                          480,000         458,400
  8.625% due 08/15/2008                                           10,000           9,550
Devon Financing Corp. ULC,
  6.875% due 09/30/2011                                        1,150,000       1,280,936
Forest Oil Corp.,
  8.00% due 06/15/2008 - 12/15/2011                              175,000         184,625
Motiva Enterprises LLC,
  5.20% due 09/15/2012                                         1,100,000       1,098,166
Pioneer Natural Resources Company,
  9.625% due 04/01/2010                                          265,000         315,257
Plains Exploration & Production Company,
  8.75% due 07/01/2012                                           320,000         332,800
Pride International, Inc.,
  10.00% due 06/01/2009                                          255,000         275,400
Valero Energy Corp.,
  8.75% due 06/15/2030                                           465,000         533,992
Westport Resources Corp.,
  8.25% due 11/01/2011                                            40,000          42,000
                                                                              ----------
                                                                               4,531,126

DRUGS & HEALTH CARE - 1.12%
Allegiance Corp.,
  7.00% due 10/15/2026                                         4,000,000       4,592,972
Beckman Instruments, Inc.,
   7.10% due 03/04/2003                                          240,000         241,423
   7.45% due 03/04/2008                                        1,065,000       1,195,977
Bio Rad Labs, Inc.,
  11.625% due 02/15/2007                                          71,000          78,633
Omnicare, Inc., Series B,
  8.125% due 03/15/2011                                           35,000          37,450
Physician Sales & Service Inc., 8.50%
  due 10/01/2007                                                 275,000         283,937
Universal Hospital Services, Inc.
  10.25% due 03/01/2008(a)                                       280,000         265,300
                                                                              ----------
                                                                               6,695,692

ELECTRICAL EQUIPMENT - 0.08%
Energy Corp. of America, Inc. Series A,
  9.50% due 05/15/2007                                           475,000         294,500
Wesco Distribution, Inc.
  9.125% due 06/01/2008(a)                                       260,000         208,000
                                                                              ----------
                                                                                 502,500

ELECTRIC UTILITIES - 3.64%
AES Corp.
  8.875% due 02/15/2011(a)                                       465,000         269,700
Alabama Power Company,
  5.875% due 12/01/2022                                          470,000         483,715
American Electric Power Inc., Series A,
  6.125% due 05/15/2006                                        2,000,000       1,969,596
Arizona Public Service Company,
  6.375% due 10/15/2011                                        1,000,000       1,054,763
Avista Corp.,
  9.75% due 06/01/2008                                           320,000         316,000
Baltimore Gas & Electric Company,
  6.125% due 07/01/2003                                        1,000,000       1,018,477
Calpine Corp.
  8.625% due 08/15/2010(a)                                       240,000         102,000
Carolina Power &  Light Company,
  6.50% due 07/15/2012                                         1,450,000       1,585,253
Cinergy Corp.,
  6.125% due 04/15/2004                                        2,000,000       2,046,170
CMS Energy Corp.,
  8.50% due 04/15/2011(a)                                        245,000         213,150
  8.90% due 07/15/2008                                           435,000         387,150
Commonwealth Edison Company,
  6.15% due 03/15/2012                                           315,000         348,494
Duke Energy Company,
  5.375% due 01/01/2009                                        1,000,000       1,020,015
Florida Power & Light Company,
  5.85% due 02/01/2033                                           230,000         235,584
Illinois Power Corp.,
  11.50% due 12/15/2010                                          135,000         130,275
L-3 Communications Corp.,
   Series B, 8.00% due                                           160,000         166,000
08/01/2008
  8.50% due 05/15/2008                                            60,000          62,250
Northern States Power Company,
  6.375% due 04/01/2003                                        1,000,000       1,005,853
NSTAR,
  8.00% due 02/15/2010                                         2,000,000       2,426,128
Old Dominion Electric Coop.,
  6.25% due 06/01/2011                                         1,045,000       1,155,557
Oncor Electric Delivery Company,
  6.375% due   05/01/2012                                        615,000         633,427
Pacificorp Secured, Medium Term Note
  Bank, 6.375% due 05/15/2008                                  1,000,000       1,100,807
PSEG Power LLC,
  6.95% due 06/01/2012                                         1,330,000       1,350,395
  8.625% due 04/15/2031(a)                                       590,000         635,288
Tennessee Gas Pipeline Company,
  7.50% due 04/01/2017                                           900,000         751,500
Western Resources, Inc.,
   6.875% due 08/01/2004                                         105,000          95,550
   7.125% due 08/01/2009                                         335,000         264,650
   9.75% due 05/01/2007                                          150,000         136,500
Wisconsin Electric Power Company,
  6.50% due 06/01/2028                                           700,000         746,239
                                                                              ----------
                                                                              21,710,486

ELECTRONICS - 0.08%
Sanmina-SCI Corp.,
  10.375% due 01/15/2010                                         190,000         191,900
Solectron Corp.
  9.625% due 02/15/20099(a)                                      270,000         263,250
                                                                              ----------
                                                                                 455,150

ENERGY - 0.00%
Costilla Energy, Inc.
  10.25% due 10/01/2006 @(a)                                     225,000               0
                                                                              ----------

FINANCIAL SERVICES - 8.24%
American Financial Group, Inc.,
  7.125% due 04/15/2009                                          340,000         323,913
Amerus Capital I,
  8.85% due 02/01/2027                                           750,000         669,542
Associates Corp. of North
  America,
   5.75% due 11/01/2003                                          610,000         631,372
   8.55% due 07/15/2009                                          600,000         710,882
BanPonce Financial Corp.,
  6.80% due 12/21/2005                                           260,000         285,713

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         -----
FINANCIAL SERVICES - CONTINUED
Beneficial Corp.,
  8.40% due 05/15/2008                                        $  350,000      $  397,506
Cigna Corp.,
  7.875% due 05/15/2027                                          350,000         345,655
  8.25% due 01/01/2007                                           410,000         443,156
CIT Group, Inc.,
  6.50% due 02/07/2006                                         1,000,000       1,053,117
Commercial Credit Group, Inc.,
  7.375% due 04/15/2005                                        1,000,000       1,098,127
Credit Suisse First Boston USA, Inc.,
  6.125% due 11/15/2011                                        1,300,000       1,356,406
Dime Capital Trust, Class A,
  9.33% due 05/06/2027                                         1,350,000       1,534,831
Equitable Companies, Inc.,
  7.00% due 04/01/2028                                         1,000,000       1,056,333
Erac USA Finance Company,
  8.00% due 01/15/2011                                         2,100,000       2,414,675
Ford Motor Credit Company,
  7.375% due 10/28/2009                                        3,700,000       3,666,189
General Electric Capital Corp.,
  6.125% due 02/22/2011                                          500,000         541,513
  Medium Term Note, 6.75%
  due 03/15/2032                                               1,000,000       1,105,590
  Series A, 8.88% due                                            600,000         620,021
  06/18/2003
General Motors Acceptance Corp.,
  6.875% due 09/15/2011                                        1,000,000         997,260
Goldman Sachs Group Inc.,
  6.875% due 01/15/2011                                          800,000         892,992
H.F. Ahmanson & Company,
  7.875% due 09/01/2004                                          525,000         564,904
Hartford Financial Services Group,
  Inc., 7.90% due 06/15/2010                                     200,000         227,371
Household Finance Corp.,
  6.375% due 10/15/2011 - 11/27/2012                           1,815,000       1,905,707
  7.00% due 05/15/2012                                           985,000       1,078,860
International Lease Finance Corp.,
  5.75% due 10/15/2006                                           700,000         733,912
  6.00% due 06/15/2003                                           300,000         305,614
John Deere Capital Corp.,
  7.00% due 03/15/2012                                           400,000         463,770
Manufacturers & Traders Trust
  Company, 8.00% due 10/01/2010                                1,250,000       1,499,500
Marsh & McLennan Companies, Inc.,
  7.125% due 06/15/2009                                        1,145,000       1,308,380
MBIA Inc.,
  7.00% due 12/15/2025                                           500,000         526,545
Morgan Stanley Dean Witter,
  6.60% due 04/01/2012                                         1,000,000       1,108,317
  6.75% due 04/15/2011                                           790,000         877,903
Nationwide Financial Services, Inc.
  6.25% due 11/15/2011(a)                                        710,000         740,448
PDVSA Finance, Ltd.,
  8.50% due 11/16/2012                                         1,000,000         790,000
Pemex Finance, Ltd.,
  8.875% due 11/15/2010                                          650,000         765,622
Pemex Project Funding Master
  Trust,                                                       1,000,000       1,055,000
  8.625% due 02/01/2022
  9.125% due 10/13/2010                                        1,000,000       1,145,000
Private Export Funding Corp., Series WW,
  6.62% due 10/01/2005                                         2,000,000       2,235,416
  Series YY, 7.03% due                                           500,000         523,543
  10/31/2003
Southern Company Capital Trust I,
  8.19% due 02/01/2037                                         1,000,000       1,092,614
Sun Canada Financial Company,
  6.625% due 12/15/2007                                          650,000         708,048
  7.25% due 12/15/2015                                         1,700,000       1,889,786
Sunamerica, Inc.,
  8.125% due 04/28/2023                                        1,000,000       1,272,404
TIAA Global Markets,
  4.125% due 11/15/2007                                          740,000         765,439
Toyota Motor Credit Corp.,
  5.625% due 11/13/2003                                        1,600,000       1,653,067
Ucar Finance, Inc.,
  10.25% due 02/15/2012                                          130,000         103,350
United States Bancorp Oregon,
  7.50% due 06/01/2026                                         2,774,000       3,274,590
United States West Capital Funding, Inc.,
  6.25% due 07/15/2005                                           470,000         357,200
Western Financial Bank,
  9.625% due 05/15/2012                                           35,000          33,950
                                                                              ----------
                                                                              49,151,053

FOOD & BEVERAGES - 0.47%
Delhaize America, Inc.,
  8.125% due 04/15/2011                                          250,000         241,875
Great Atlantic & Pacific Tea Company, Inc.,
  9.125% due 12/15/2011                                          175,000         127,750
Nash Finch Company, Series
  2008, 8.50% due 05/01/2008                                     125,000          85,000
Tyson Foods, Inc.,
  8.25% due 10/01/2011                                         2,000,000       2,364,630
                                                                              ----------
                                                                               2,819,255

GAS & PIPELINE UTILITIES - 1.04%
El Paso Corp.,
  7.00% due 05/15/2011                                         1,350,000         918,000
Kinder Morgan Energy Partners,
  7.125% due 03/15/2012                                          800,000         897,021
Northern Border Partners, L.P.,
  7.10% due 03/15/2011                                         1,000,000       1,055,033
Schlumberger Technology Corp.,
  6.50% due 04/15/2012                                         1,500,000       1,685,358
Sonat, Inc.,
  6.875% due 06/01/2005                                        2,000,000       1,480,000
Williams Companies, Inc.
  7.125% due 09/01/2011(a)                                       235,000         153,925
                                                                              ----------
                                                                               6,189,337

HEALTHCARE PRODUCTS - 0.25%
Advanced Medical Optics, Inc.,
  9.25% due 07/15/2010                                           105,000         108,150
Bristol-Myers Squibb Company,
  5.75% due 10/01/2011                                           800,000         851,884
Conmed Corp.,
  9.00% due 03/15/2008                                           275,000         286,000
Icon Health & Fitness,
  11.25% due 04/01/2012                                          230,000         200,100
Sybron Dental Specialties Inc.,
  8.125% due 06/15/2012                                           50,000          50,500
                                                                              ----------
                                                                               1,496,634

HEALTHCARE SERVICES - 0.34%
Health Net, Inc.,
  8.375% due 04/15/2011                                          775,000         893,565
Healthsouth Corp.,
  7.375% due 10/01/2006(a)                                       360,000         311,400
  8.50% due 02/01/2008                                            70,000          60,200
NDCHealth Corp.,
  10.50% due 12/01/2012                                          290,000         290,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         ------
HEALTHCARE SERVICES - CONTINUED
Radiologix, Inc.
  10.50% due 12/15/2008(a)                                    $  375,000      $  292,500
Triad Hospitals, Inc.,
  Series B, 8.75% due 05/01/2009                                  55,000          58,919
  11.00% due 05/15/2009                                          125,000         138,125
                                                                              ----------
                                                                               2,044,709

HOMEBUILDERS - 0.54%
Beazer Homes USA, Inc.,
  8.625% due 05/15/2011                                          300,000         309,000
Centex Corp.,
  7.875% due 02/01/2011                                        1,000,000       1,126,662
KB Home,
  9.50% due 02/15/2011                                           370,000         392,200
Pulte Corp.,
  8.125% due 03/01/2011                                          930,000       1,041,107
Standard Pacific Corp.,
   8.00% due 02/15/2008                                           50,000          49,750
   8.50% due 06/15/2007 - 04/01/2009                             160,000         161,600
   9.50% due 09/15/2010(a)                                       145,000         151,888
                                                                              ----------
                                                                               3,232,207

HOTELS & RESTAURANTS - 0.39%
Host Marriott L P,
   9.25% due 10/01/2007                                           35,000          35,350
Host Marriott L P,
   9.50% due 01/15/2007                                          425,000         431,375
Mandalay Resort Group,
  9.25% due 12/01/2005                                           245,000         256,025
  9.375% due 02/15/2010                                          115,000         123,625
  10.25% due 08/01/2007(a)                                       135,000         148,163
MGM Mirage, Inc.,
  8.50% due 09/15/2010                                            50,000          55,250
  8.375% due 02/01/2011(a)                                       495,000         533,362
Riviera Holdings Corp.,
  11.00% due 06/15/2010                                          300,000         270,000
Station Casinos, Inc.,
  8.875% due 12/01/2008                                          435,000         452,400
                                                                              ----------
                                                                               2,305,550

HOUSEHOLD PRODUCTS - 0.44%
Alaris Medical, Inc.,
  zero coupon, step up to 11.125%
  on 08/01/2003 due 08/01/2008                                   700,000         644,000
  9.75% due 12/01/2006(a)                                        150,000         150,000
Procter & Gamble, Series A,
  9.36% due 01/01/2021                                         1,000,000       1,374,880
Resolution Performance Products
  Inc., 13.50% due 11/15/2010                                    175,000         184,625
Sealy Mattress Company, Series B
  10.875% due 12/15/2007(a)                                      260,000         252,200
                                                                              ----------
                                                                               2,605,705

INDUSTRIAL MACHINERY - 0.04%
Case Corp.,
  7.25% due 08/01/2005                                           205,000         174,250
Cummins Inc.,
  9.50% due 12/01/2010                                            35,000          37,275
NMHG Holding Company,
  10.00% due 05/15/2009                                           45,000          45,000
                                                                              ----------
                                                                                 256,525

INDUSTRIALS - 0.46%
Fisher Scientific
  International, Inc.,
9.00% due 02/01/2008                                             150,000         156,375
Frontiervision Holdings LP,
  zero coupon, step up to 11.78%
  on 03/17/2003 due 09/15/2007@                                  125,000          70,000
Hexcel Corp.,
  9.75% due 01/15/2009                                            70,000          59,150
Midamerican Funding LLC,
  6.75% due 03/01/2011                                         1,000,000       1,096,527
Norsk Hydro ASA,
  7.15% due 11/15/2025                                           300,000         343,893
Praxair, Inc.,
  6.50% due 03/01/2008                                           605,000         681,964
Roller Bearing Company of America, Inc.,
  Series B, 9.625% due 06/15/2007                                 25,000          23,531
SCG Holding Corp., Series B,
  12.00% due 08/01/2009                                          733,000         322,520
                                                                              ----------
                                                                               2,753,960

INSURANCE - 3.96%
AAG Holding Company, Inc.,
  6.875% due 06/01/2008                                        1,710,000       1,569,351
Amerus Group Company,
  6.95% due 06/15/2005                                           715,000         729,358
Anthem Insurance Companies, Inc.,
  9.125% due 04/01/2010                                          700,000         840,210
Equitable Life Assurance Society,
  7.70% due 12/01/2015                                           680,000         764,714
Everest Reinsurance Holdings, Inc.,
  8.75% due 03/15/2010                                         1,800,000       2,067,768
Fairfax Financial Holdings Ltd.,
  6.875% due 04/15/2008                                          210,000         154,579
  7.375% due 03/15/2006 (a)                                      135,000         111,547
Fidelity National Financial Inc.,
  7.30% due 08/15/2011                                         1,000,000       1,060,070
Florida Windstorm Underwriting
  Association, Series 1999,
  7.125% due 02/25/2019                                        3,720,000       4,244,022
Jackson National Life Insurance Company,
  8.15% due 03/15/2027                                         1,500,000       1,701,831
Liberty Mutual Insurance Company,
  7.697% due 10/15/2097                                        1,870,000       1,406,571
  8.20% due 05/04/2007                                           550,000         574,526
Lumbermans Mutual Casualty
  Company, Series 2026,
  9.15% due 07/01/2026                                           675,000         308,351
Mony Group Inc.,
  7.45% due 12/15/2005                                           900,000         937,336
Nationwide Mutual Insurance Company,
  8.25% due 12/01/2031                                         1,000,000       1,051,349
Ohio National Life Insurance Company,
  8.50% due 05/15/2026                                        1,150,000       1,257,066
Provident Companies, Inc.,
  7.00% due 07/15/2018                                           500,000         443,442
  7.25% due 03/15/2028                                           500,000         417,979
Reinsurance Group of America, Inc.,
  6.75% due 12/15/2011                                         1,000,000       1,079,581
Safeco Corp.,
  7.25% due 09/01/2012                                           270,000         299,862
The St. Paul Companies, Inc.,
  5.75% due 03/15/2007                                           575,000         603,607
W.R. Berkley Capital Trust,
  8.197% due 12/15/2045                                          400,000         361,609
XL Capital Finance PLC,
  6.50% due 01/15/2012                                           765,000         828,337
Zurich Reinsurance Centre Holdings, Inc.,
  7.125% due 10/15/2023                                        1,000,000         821,878

                                                                              ----------
                                                                              23,634,944

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT             VALUE
                                                              ---------           -----
INTERNATIONAL OIL - 0.10%
Tosco Trust 2000, Inc.,
  8.58% due 03/01/2010                                        $ 500,000         $ 603,065
                                                                                ---------

INVESTMENT COMPANIES - 0.45%
Canadian Oil Sands,
  7.90% due 09/01/2021                                        1,000,000         1,030,711
John Hancock Global Funding,
  7.90% due 07/02/2010                                        1,400,000         1,642,339
                                                                                ---------
                                                                                2,673,050

LEISURE TIME - 0.30%
AOL Time Warner, Inc.,
  7.625% due 04/15/2031                                         210,000           215,835
  7.70% due 05/01/2032                                        1,500,000         1,561,099
                                                                                ---------
                                                                                1,776,934

MANUFACTURING - 0.18%
Tyco International Group SA,
  5.80% due 08/01/2006                                           40,000            37,800
  6.125% due 01/15/2009(a)                                      160,000           149,600
  6.375% due 02/15/2006 - 10/15/2011(a)                         720,000           676,000
  6.75% due 02/15/2011                                          230,000           217,350
                                                                                ---------
                                                                                1,080,750

MEDICAL-HOSPITALS - 0.07%
Beverly Enterprises, Inc. , 9.625%
  due 04/15/2009(a)                                             495,000           415,800
                                                                                ---------

MINING - 0.11%
Corporacion Nacional Del Cobre de
  Chile - CODELCO, 6.375% due 11/30/2012                        615,000           644,617
                                                                                ---------

NEWSPAPERS - 0.72%
News America Holdings, Inc.,
  8.50% due 02/15/2005                                        1,000,000         1,081,288
  9.25% due 02/01/2013                                        2,645,000         3,189,256
                                                                                ---------
                                                                                4,270,544

OFFICE FURNISHINGS & SUPPLIES - 0.04%
Xerox Corp.,
  9.75% due 01/15/2009(a)                                       250,000           240,000
                                                                                ---------

PAPER - 1.24%
Abitibi Consolidated Inc.,
  7.875% due 08/01/2009                                         700,000           742,657
Boise Cascade Office Products
  Company, 7.05% due 05/15/2005                               2,700,000         2,772,316
Buckeye Technologies, Inc.,
  8.50% due 12/15/2005                                          120,000           108,600
Caraustar Industries Inc., 9.875%
  due 04/01/2011(a)                                             230,000           236,900
Georgia Pacific Corp.
  9.50% due 12/01/2011                                          545,000           534,100
Longview Fibre Company,
  10.00% due 01/15/2009                                          90,000            94,500
Mead Corp.,
  7.35% due 03/01/2017                                          400,000           460,241
Norske Skogindustrier,
  7.625% due 10/15/2011                                         800,000           879,221
Pacifica Papers, Inc.,
  10.00% due 03/15/2009                                         300,000           317,250
Paperboard Industries International, Inc.,
  8.375% due 09/15/2007                                          35,000            33,950
Temple-Inland, Inc.,
  7.875% due 05/01/2012                                         800,000           885,709
Willamette Industries Inc.,
  7.00% due 02/01/2018                                          300,000           314,115
                                                                                ---------
                                                                                7,379,559

PETROLEUM SERVICES - 0.11%
Giant Industries, Inc.,
  11.00% due 05/15/2012                                         215,000           144,050
Murphy Oil Corp.,
  7.05% due 05/01/2029                                          200,000           218,039
Tesero Petroleum Corp., Series B,
  9.00% due 07/01/2008                                          250,000           165,000
  9.625% due 11/01/2008 (a)                                     155,000           105,400
                                                                                ---------
                                                                                  632,489

PHARMACEUTICALS - 0.19%
AmerisourceBergen Corp.,
  8.125% due 09/01/2008                                          20,000            21,300
Wyeth,
  7.90% due 02/15/2005                                        1,000,000         1,105,924
                                                                                ---------
                                                                                1,127,224

PUBLISHING - 0.51%
E.W. Scripps Company,
  6.625% due 10/15/2007                                         500,000           565,075
Mail-Well I Corp.,
  9.625% due 03/15/2012                                         265,000           235,850
PRIMEDIA, Inc.,
  8.875% due 05/15/2011                                         290,000           262,450
Scholastic Corp.,
  5.75% due 01/15/2007                                          355,000           378,833
  7.00% due 12/15/2003                                          530,000           551,064
Time Warner, Inc.,
  7.25% due 10/15/2017                                        1,025,000         1,064,897
                                                                                ---------
                                                                                3,058,169

RAILROADS & Equipment - 0.27%
Canadian National Railway
  Company FRN 7.375% due                                        500,000           606,438
  10/15/2031 (a)
Kansas City Southern Railway,
  9.50% due 10/01/2008                                          465,000           512,081
Southern Railway Company,
  8.75% due 10/15/2003                                          470,000           494,159
                                                                                ---------
                                                                                1,612,678

REAL ESTATE - 0.76%
Healthcare Realty Trust, Inc.
  8.125% due 05/01/2011                                       1,500,000         1,615,295
Liberty Property LP
  7.25% due 03/15/2011 (a)                                    1,500,000         1,642,087
Regency Centers LP
  7.95% due 01/15/2011                                          700,000           808,010
Spieker Properties LP,
  7.25% due 05/01/2009                                          450,000           489,186
                                                                                ---------
                                                                                4,554,578

RETAIL GROCERY - 0.06%
Pathmark Stores Inc.
  8.75% due 02/01/2012 (a)                                      150,000           138,000
Winn-Dixie Stores Inc.
  8.875% due 04/01/2008 (a)                                     200,000           204,500
                                                                                ---------
                                                                                  342,500

RETAIL TRADE - 0.30%
Gap, Inc.
  FRN 8.80% due 12/15/2008 (a)                                  225,000           245,250
J. C. Penny, Inc.
  7.375% due 08/15/2008 (a)                                     270,000           270,000
  7.60% due 04/01/2007 (a)                                       50,000            50,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT             VALUE
                                                              ---------           ------
RETAIL TRADE - CONTINUED
Rite Aid Corp.,
  7.125% due 01/15/2007 (a)                                   $ 615,000         $ 507,375
  11.25% due 07/01/2008                                         150,000           138,750
Target Corp.,
  6.35% due 01/15/2011                                          500,000           555,323
                                                                                ---------
                                                                                1,767,323

SANITARY SERVICES - 0.13%
Allied Waste North America, Inc.,
  8.50% due 12/01/2008                                          750,000           753,750
Johnsondiversey Inc.,
  9.625% due 05/15/2012                                          35,000            36,838
                                                                                ---------
                                                                                  790,588

SEMICONDUCTORS - 0.23%
Amkor Technology, Inc.
   9.25% due 02/15/2008 (a)                                     600,000           507,000
   10.50% due 05/01/2009 (a)                                    330,000           254,100
Chippac International Company Ltd., Series B,
  12.75% due 08/01/2009                                         590,000           619,500
                                                                                ---------
                                                                                1,380,600

STEEL - 0.20%
Alaska Steel Corp.,
  7.875% due 02/15/2009                                         485,000           489,850
National Steel Corp., Series D,
  9.875% due 03/01/2009@                                        180,000            69,975
Oregon Steel Mills Inc.,
   10.00% due 07/15/2009                                         85,000            86,275
Steel Dynamics, Inc.,
  9.50% due 03/15/2009                                           35,000            36,663
United States Steel LLC,
  10.75% due 08/01/2008                                         500,000           492,500
Weirton Steel Corp.,@
  FRN 0.50% due 04/01/2008                                      165,000            16,500
                                                                                ---------
                                                                                1,191,763

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.90%
American Tower Corp.,
  9.375% due 02/01/2009                                          70,000            54,600
Avaya Inc.
  11.125% due 04/01/2009 (a)                                    460,000           416,300
Crown Castle International Corp.
  10.625% due 11/15/2007 (a)                                    320,000           288,000
Deutsche Telekom International Finance BV
  1.00% due 06/15/2005                                          500,000           546,703
EchoStar DBS Corp.,
  9.375% due 02/01/2009                                         525,000           555,188
France Telecom SA,
  FRN 7.75% due 03/01/2011                                    1,050,000         1,214,083
Frontiervision LP/Capital, Series B,
  11.875% due 09/15/2007@                                        90,000            50,400
GCI, Inc.,
  9.75% due 08/01/2007                                          685,000           548,000
Insight Midwest LP/Insight
  Capital, Inc.,
   9.75% due 10/01/2009 (a)                                     250,000           237,500
   10.50% due 11/01/2010                                        440,000           427,900
Nortel Networks, Ltd.
  6.125% due 02/15/2006 (a)                                     440,000           294,800
Singapore Telecommunications, Ltd.,
  7.375% due 12/01/2031                                         310,000           339,091
Tele-Communications, Inc.,
  9.65% due 10/01/2003                                          107,000           110,015
Time Warner Telecom, Inc.,
  10.125% due 02/01/2011                                         55,000            29,700
United Pan-Europe Communications NV,
  11.25% due 02/01/2010@                                      $ 100,000      $      7,500
    Series B, 11.50% due 02/01/2010                             120,000             9,000
United States West Communications, Inc.,
  6.875% due 09/15/2033                                         300,000           231,000
                                                                             ------------
                                                                                5,359,780

TELEPHONE - 1.94%
Alltel Corp.,
  7.875% due 07/01/2032                                       1,300,000         1,595,216
Ameritech Capital Funding Corp.,
  6.45% due 01/15/2018                                        1,100,000         1,191,932
AT&T Corp.,
  FRN 8.00% due 11/15/2031                                      625,000           688,896
AT&T Wireless Services, Inc.,
  7.875% due 03/01/2011                                         700,000           703,500
  8.75% due 03/01/2031                                          500,000           490,000
Bellsouth Savings, ESOT,
  9.19% due 07/01/2003                                          172,762           178,701
British Telecommunications PLC,
  1.00% due 12/15/2030                                        1,100,000         1,402,390
Compania De Telecomunicaciones
  8.375% due 01/01/2006 (a)                                   1,000,000         1,078,741
GTE California, Inc., Series G,
  5.50% due 01/15/2009                                        1,000,000         1,063,461
GTE Corp.,
  8.75% due 11/01/2021                                        1,000,000         1,237,352
Lucent Technologies, Inc.
  7.25% due 07/15/2006 (a)                                      315,000           177,975
Qwest Capital Funding, Inc.,
  7.25% due 02/15/2011                                          185,000           118,400
  7.90% due 08/15/2010                                          275,000           178,750
Sprint Capital Corp.,
  6.875% due 11/15/2028                                       1,500,000         1,207,500
Telecommunications Techniques
  Company, 9.75% due 05/15/2008                                 290,000            43,500
World Common, Inc.,
  7.55% due 04/01/2004                                          795,000           186,825
                                                                             ------------
                                                                               11,543,139

TIRES & RUBBER - 0.07%
Goodyear Tire & Rubber Company,
  7.857% due 08/15/2011                                         420,000           314,529
  8.50% due 03/15/2007                                          105,000            89,220
                                                                             ------------
                                                                                  403,749

TOYS, AMUSEMENTS & SPORTING GOODS - 0.02%
Hasbro, Inc.
  6.15% due 07/15/2008 (a)                                      100,000            96,000
  8.50% due 03/15/2006 (a)                                       49,000            49,980
                                                                             ------------
                                                                                  145,980

TRANSPORTATION - 0.07%
K & F Industry, Inc. Series B,
  9.25% due 10/15/2007                                          125,000           129,375
Navistar International Corp., 8.00%
  due 02/01/2008 (a)                                            360,000           291,600
  Series B, 9.375% due 06/01/2006                                20,000            19,200
                                                                                ---------
                                                                                  440,175

TOTAL CORPORATE BONDS
(Cost: $246,332,818)                                                         $256,009,193
                                                                             ------------

MUNICIPAL BONDS - 2.16%
ALABAMA - 0.17%
Huntsville Alabama Solid Waste Disposal,
  5.95% due 10/01/2003                                        1,000,000         1,032,650
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                              ---------          -----
ARIZONA - 0.19%
Phoenix Arizona Civic Improvement Corp.,
  6.30% due 07/01/2008                                        $ 1,010,000     $ 1,143,199
                                                                              -----------

CALIFORNIA - 0.65%
Los Angeles County California Pension,
  Series A, 8.49% due 06/30/2004                                  500,000         548,640
  8.62% due 06/30/2006                                          1,500,000       1,782,570
Southern California Public Power Authority
  Series B, 6.93% due 05/15/2017                                1,300,000       1,550,484
                                                                              -----------
                                                                                3,881,694

FLORIDA - 0.21%
Miami Beach Florida Redevelopment
  Agency Tax, 8.95% due 12/01/2022                              1,000,000       1,247,730
                                                                              -----------

MARYLAND - 0.06%
Maryland State Transportation Authority, Ltd.,
  5.84% due 07/01/2011                                            300,000         330,585
                                                                              -----------

MICHIGAN - 0.25%
Detroit Michigan Downtown Development
  Authority, 6.20% due 07/01/2008                               1,335,000       1,504,465
                                                                              -----------

PENNSYLVANIA - 0.54%
Philidelphia Pennsylvania Authority, Series A,
  5.59% due 04/15/2005                                          2,000,000       2,137,580
Pittsburgh Pennsylvania Urban Redevelopment
  Authority, 8.55% due 09/01/2004                               1,000,000       1,109,300
                                                                              -----------
                                                                                3,246,880

SOUTH CAROLINA - 0.09%
South Carolina Public Service Authority,
  Series B, 6.97% due 01/01/2005                                  475,000         518,804
                                                                              -----------

TOTAL MUNICIPAL BONDS
(Cost: $12,067,378)                                                           $12,906,007
                                                                              -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.44%
Asset Securitization Corp., Series 1997,
  Class A 1B, 6.66% due 02/14/2043                              2,610,000       2,837,353
Banc of America Commercial Mortgage Inc.,
  Class A, 6.186% due 06/11/2035                                3,000,000       3,329,715
Chase Commercial Mortgage Securities Corp.,
  Series 1998 2 Class A2,
  6.39% due 11/18/2030                                          2,500,000       2,801,777
  6.56% due 05/18/2030                                          3,000,000       3,371,628
First Union-Lehman Brothers Commercial
  Mortgage, Series 97 Class A2,
  FRN 6.60% due 11/18/2029                                      1,107,153       1,174,047
LB-UBS Commercial Mortgage Trust,
  Class A, 5.642% due 12/15/2025                                2,916,008       3,127,923
  Class A, 6.462% due 03/15/2031                                1,500,000       1,688,287
Morgan Stanley Capital I, Inc.,
  Class A, 6.39% due 10/15/2035                                 2,000,000       2,245,141
  Series 2001, Class A4, 6.39% due 07/15/2033                     840,000         944,130
  Class A, 6.54% due 07/15/2030                                 1,500,000       1,693,896
Nomura Asset Securities Corp., Series
  1998 D6 Class A 1B,
  6.59% due 03/15/2030                                          2,850,000       3,234,947
                                                                              -----------
                                                                               26,448,844

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $24,222,941)                                                           $26,448,844
                                                                              -----------
ASSET BACKED SECURITIES - 1.13%
AESOP Funding II LLC, Series 1998-1,
  Class A, 6.14% due 05/20/2006                                   600,000         646,605
Chase Manhattan Auto Owner Trust, Class A,
  FRN 4.21% due 01/15/2009                                      2,000,000       2,096,600
Massachusetts RRB Special Purpose Trust,
  6.53% due 06/01/2015                                            920,917       1,023,428
MBNA Credit Card Master Note
  Trust, Series 2001-A1, Class A,
  5.75% due 10/15/2008                                          2,000,000       2,187,089
Onyx Acceptance Auto Trust, Series
  2001-B, Class A4,
  5.49% due 11/15/2007                                            465,000         490,153
Peco Energy Transition Trust, Series 2001 A,
  FRN 6.52% due 12/31/2010                                        250,000         285,824
                                                                             ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $6,336,639)                                                           $  6,729,699
                                                                             ------------

SHORT TERM INVESTMENTS - 14.59%
Navigator Securities Lending Trust, 1.43%                     $87,020,508    $ 87,020,508
                                                                             ------------

REPURCHASE AGREEMENTS - 2.82%
Repurchase Agreement with Dillon Read,
  dated 12/31/2002 at 1.10%, to be
  repurchased at $16,832,029 on 01/02/2003,
  collateralized by $14,477,000 U.S.
  Treasury Bond, 10.00% due 05/15/2010 (valued at
  $17,368,866, including interest).                           $16,831,000    $ 16,831,000
                                                                             ------------

TOTAL INVESTMENTS (INVESTMENT QUALITY
BOND TRUST)  (Cost: $575,293,555)                                            $596,479,194
                                                                             ============

DIVERSIFIED BOND TRUST

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                              ---------          -----
U.S. TREASURY OBLIGATIONS - 24.08%
U.S. TREASURY BONDS - 5.57%
5.25% due 02/15/2029 (a)                                      $10,060,000    $ 10,512,308
5.375% due 02/15/2031 (a)                                       1,580,000       1,722,446
6.50% due 11/15/2026                                              920,000       1,119,849
7.25% due 05/15/2016                                            2,220,000       2,842,641
7.875% due 02/15/2021 (a)                                       2,750,000       3,773,193
8.00% due 11/15/2021 (a)                                          930,000       1,295,824
8.875% due 08/15/2017 (a)                                       1,000,000       1,461,523
                                                                             ------------
                                                                               22,727,784
U.S. TREASURY NOTES - 18.51%
2.125% due 10/31/2004                                           2,400,000       2,426,438
3.25% due 05/31/2004 (a)                                       29,500,000      30,285,909
3.50% due 11/15/2006                                            2,900,000       3,017,812
5.25% due 05/15/2004                                            3,840,000       4,044,749
5.625% due 02/15/2006 (a)                                       9,165,000      10,148,808
5.75% due 08/15/2010 (a)                                       11,275,000      12,963,612
6.25% due 02/15/2007                                            7,975,000       9,149,757
6.75% due 05/15/2005                                            3,087,000       3,441,644
                                                                              -----------
                                                                               75,478,729
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $93,689,070)                                                          $ 98,206,513
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         ------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.23%
FEDERAL HOME LOAN BANK - 0.77%
5.25% due 02/13/2004                                          $  3,000,000   $  3,127,176
                                                                             ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.12%
5.00% TBA **                                                       600,000        597,375
5.50% due 07/15/2006                                               540,000        593,603
5.50% TBA**                                                      1,600,000      1,647,687
6.00% due 08/01/2016 - 05/01/2017                                5,530,731      5,790,035
                                                                             ------------
                                                                                8,628,700

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.46%
5.125% due 02/13/2004 (a)                                        1,500,000      1,562,817
5.50% due 09/01/2017                                             4,662,350      4,840,727
6.00% TBA **                                                     5,000,000      5,167,190
6.00% due 12/15/2005 - 04/01/2032                               21,527,739     22,852,187
6.25% due 05/15/2029 (a)                                         3,000,000      3,336,663
FRN 6.50% due 06/01/2031                                         8,405,030      8,755,473
6.50% due 06/01/2014 - 07/01/2032                               20,642,286     21,550,676
7.00% due 09/01/2031 - 10/25/2041                               14,597,962     15,365,582
7.50% due 10/01/2010 - 08/01/2031                                6,198,678      6,604,975
FRN 7.50% due 05/01/2031                                         1,492,190      1,584,785
                                                                             ------------
                                                                               91,621,075

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.88%
6.00% TBA**                                                      3,575,000      3,718,000
6.50% due 05/15/2029 - 04/15/2032                                9,146,283      9,611,000
7.00% due 04/15/2029                                             1,087,199      1,153,503
8.00% due 10/15/2026 - 04/15/2030                                1,225,148      1,332,525
                                                                             ------------
                                                                               15,815,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $113,680,450)                                                         $119,191,979
                                                                             ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.28%
GOVERNMENT OF MEXICO - 0.28%
7.50% due 01/14/2012                                               175,000   $    187,469
8.375% due 01/14/2011                                              275,000        310,750
8.625% due 03/12/2008                                              195,000        224,055
9.875% due 02/01/2010                                              295,000        360,534
11.375% due 09/15/2016                                              60,000         80,400
                                                                             ------------
                                                                                1,163,208

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,064,472)                                                           $  1,163,208
                                                                             ------------

CORPORATE BONDS - 24.79%
AEROSPACE - 0.48%
Raytheon Company,
  6.00% due 12/15/2010                                             250,000        261,963
  8.30% due 03/01/2010                                           1,040,000      1,236,189
Systems 2001 Asset Trust, Series 2001,
  Class B,  7.156% due 12/15/2011                                  411,764        439,262
                                                                             ------------
                                                                                1,937,414

AMUSEMENT & THEME PARKS - 0.40%
Six Flags, Inc.,
  8.875% due 02/01/2010                                          1,750,000      1,645,000
                                                                             ------------

AUTO PARTS - 0.32%
ArvinMeritor, Inc.,
  6.625% due 06/15/2007                                            825,000        824,485
  8.75% due 03/01/2012                                             100,000        105,500
TRW Inc.,
  7.75% due 06/01/2029                                             320,000        377,441
                                                                             ------------
                                                                                1,307,426
BANKING - 0.56%
ABN AMRO (NA) Holding,
  FRN 6.523% due 12/29/2049                                        180,000        184,561
Bank of America Corp.,
  5.125% due 11/15/2014                                            340,000        345,797
  7.125% due 09/15/2006                                            375,000        427,696
Barclays Bank PLC, ADR,
  FRN 6.86% due 09/29/2049                                         160,000        163,920
BNP Paribas Capital Trust,
  FRN 9.003% due 12/29/2049                                        415,000        507,017
Wells Fargo & Company,
  5.00% due 11/15/2014                                             390,000        393,926
Wells Fargo Bank N A,
  6.45% due 02/01/2011                                             250,000        280,648
                                                                             ------------
                                                                                2,303,565

BROADCASTING - 1.15%
Chancellor Media Corp.,
  8.00% due 11/01/2008                                             750,000        818,437
Clear Channel Communications, Inc.,
  6.00% due 11/01/2006                                           1,000,000      1,063,421
  7.65% due 09/15/2010                                             750,000        849,639
  7.875% due 06/15/2005                                            300,000        328,445
Cox Radio, Inc.,
  6.375% due 05/15/2005                                          1,000,000      1,024,489
Young Broadcasting, Inc.,
  Series B, 8.75% due
  06/15/2007                                                       170,000        165,750
  10.00% due 03/01/2011                                            441,000        439,898
                                                                             ------------
                                                                                4,690,079

CABLE AND TELEVISION - 1.89%
CBS Corp.,
  7.15% due 05/20/2005                                           1,250,000      1,365,809
Cox Communications, Inc.,
  7.125% due 10/01/2012                                            410,000        455,401
TCI Communications, Inc.,
  6.875% due 02/15/2006                                            760,000        803,318
Univision Communications, Inc.,
  7.85% due 07/15/2011                                           2,820,000      3,198,359
Viacom, Inc.,
  5.625% due 05/01/2007                                            650,000        709,521
  7.70% due 07/30/2010                                           1,000,000      1,188,045
                                                                             ------------
                                                                                7,720,453

CELLULAR COMMUNICATIONS - 2.16%
AT&T Wireless Services, Inc.,
  7.35% due 03/01/2006                                           1,455,000      1,498,650
Cingular Wireless LLC,
  7.125% due 12/15/2031                                            375,000        398,233
Crown Castle International Corp., zero
  coupon, step up to 10.375% on
  05/15/2004 due 05/15/2011                                      1,500,000        975,000
Nextel Communications, Inc.,
  12.00% due 11/01/2008                                          2,000,000      1,970,000
Nextel Partners, Inc.,
  11.00% due 03/15/2010                                          1,125,000        956,250
Verizon Wireless Capital LLC,
  5.375% due 12/15/2006                                          1,125,000      1,175,272
Vodafone Group PLC,
  3.95% due 01/30/2008                                             290,000        291,795
  6.25% due 11/30/2032                                             150,000        149,827
Voicestream Wireless Corp.,
  10.375% due 11/15/2009                                         1,333,000      1,399,650
                                                                             ------------
                                                                                8,814,677

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         ------
COMMERCIAL SERVICES - 0.15%
Cendant Corp.,
  6.875% due 08/15/2006                                       $ 600,000      $  622,597
                                                                             ----------

CONTAINERS & GLASS - 0.26%
Stone Container Corp.,
  9.75% due 02/01/2011                                        1,000,000       1,070,000
                                                                             ----------

COSMETICS & TOILETRIES - 0.05%
Estee Lauder Companies, Inc.,
  6.00% due 01/15/2012                                          170,000         185,761
                                                                             ----------

CRUDE PETROLEUM & NATURAL GAS - 0.14%
ConocoPhillips,
  5.90% due 10/15/2032                                          270,000         268,467
Southern California Gas Company,
  4.80% due 10/01/2012                                          310,000         312,194
                                                                             ----------
                                                                                580,661

DIVERSIFIED FINANCIAL SERVICES - 0.59%
Citigroup, Inc.,
  5.625% due 08/27/2012                                         150,000         157,723
Fuji (Mizuho) JGB Investment, LLC,
  FRN 9.87% due 12/31/2049                                      200,000         177,495
General Electric Capital Corp., Series MTNA,
  4.25% due 01/15/2008                                          570,000         584,566
  4.625% due 09/15/2009                                         630,000         645,420
  6.00% due 06/15/2012                                          250,000         269,919
John Deere Capital Corp., Series
  MTND, 3.125% due 12/15/2005                                   550,000         556,292
                                                                             ----------
                                                                              2,391,415

DOMESTIC OIL - 0.27%
Devon Financing Corp. ULC,
  6.875% due 09/30/2011                                         900,000       1,002,471
Pemex Project Funding Master
  Trust, 8.50% due 02/15/2008                                   102,000         113,730
                                                                             ----------
                                                                              1,116,201

ELECTRIC UTILITIES - 1.10%
Alabama Power Company,
  4.70% due 12/01/2010                                          340,000         343,508
CILCORP, Inc.,
  8.70% due 10/15/2009                                          545,000         612,125
  9.375% due 10/15/2029                                          50,000          61,509
Constellation Energy Group, Inc.,
  6.125% due 09/01/2009                                       1,100,000       1,124,828
Dominion Resources, Inc.,
  5.125% due 12/15/2009                                         190,000         192,495
  5.70% due 09/17/2012                                        1,475,000       1,529,805
Duke Energy Corp.,
  6.45% due 10/15/2032                                          380,000         369,289
Florida Power & Light Company,
  4.85% due 02/01/2013                                          240,000         245,169
                                                                             ----------
                                                                              4,478,728

ELECTRONICS - 0.47%
Koninklijke Philips Electronics NV,
  7.20% due 06/01/2026                                          750,000         824,755
Solectron Corp.,
  9.625% due 02/15/2009                                       1,100,000       1,072,500
                                                                             ----------
                                                                              1,897,255

ENERGY - 0.46%
MidAmerican Energy Holdings Company,
  5.875% due 10/01/2012                                         200,000         202,746
Oncor Electric,
  7.00% due 05/01/2032                                          250,000         249,965
Peco Energy Company,
  4.75% due 10/01/2012                                          150,000         150,830
  5.95% due 11/01/2011                                          210,000         229,101
Progress Energy, Inc.,
  5.85% due 10/30/2008                                        1,000,000       1,058,693
                                                                             ----------
                                                                              1,891,335

FINANCIAL SERVICES - 5.06%
AIG SunAmerica Global Financing
  VII, 5.85% due 08/01/2008                                     250,000         277,250
American General Finance Corp.,
  Series A, 4.50% due 11/15/2007                                340,000         350,044
Associates Corp. of North America,
  5.75% due 11/01/2003                                        2,000,000       2,070,074
Corporacion Andina De Fomento,
  6.875% due 03/15/2012                                         375,000         393,131
Credit Suisse First Boston USA, Inc.,
  4.625% due 01/15/2008                                         450,000         456,273
  6.50% due 01/15/2012                                          500,000         534,379
Ford Motor Credit Company,
  5.80% due 01/12/2009                                        2,000,000       1,854,988
  7.375% due 02/01/2011                                         110,000         106,963
Gemstone Investors, Ltd.,
  7.71% due 10/31/2004                                        1,300,000         999,272
General Motors Acceptance
  Corp.,
  5.85% due 01/14/2009                                          160,000         153,727
  6.125% due 09/15/2006                                         200,000         203,225
  6.875% due 09/15/2011 - 08/28/2012                          2,110,000       2,102,952
  8.00% due 11/01/2031                                          800,000         804,356
Household Finance Corp.,
  5.75% due 01/30/2007                                          750,000         784,961
  6.40% due 06/17/2008                                        4,225,000       4,505,278
  8.00% due 05/09/2005                                          600,000         648,013
J.P. Morgan Chase & Company,
  5.35% due 03/01/2007                                        1,240,000       1,311,672
Nationwide Life Global Funding I,
  5.35% due 02/15/2007                                          180,000         188,645
PDVSA Finance, Ltd.,
  6.45% due 02/15/2004                                          206,250         193,958
SLM Corp., Series MTNA,
  5.375% due 01/15/2013                                         410,000         422,849
USA Education, Inc.,
  5.625% due 04/10/2007                                         435,000         473,100
USAA Capital Corp., Series MTNB,
  4.00% due 12/10/2007                                          410,000         419,159
Washington Mutual Bank FA,
  5.50% due 01/15/2013                                          200,000         203,900
Washington Mutual, Inc.,
  5.625% due 01/15/2007                                         750,000         802,607
  7.50% due 08/15/2006                                          350,000         393,562
                                                                             ----------
                                                                             20,654,338

FOOD & BEVERAGES - 1.02%
ConAgra Foods, Inc.,
  7.875% due 09/15/2010                                         375,000         453,495
Delhaize America, Inc.,
  8.125% due 04/15/2011                                         900,000         870,749
Kellogg Company, Series B,
  6.60% due 04/01/2011                                          490,000         551,860
Kraft Foods, Inc.,
  5.25% due 06/01/2007                                          150,000         162,018
Kroger Company,
  7.50% due 04/01/2031                                          240,000         268,461

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              PRINCIPAL
                                                               AMOUNT           VALUE
                                                              ---------         ------
FOOD & BEVERAGES - CONTINUED
Nabisco, Inc.,
  7.55% due 06/15/2015                                       $1,500,000      $ 1,862,187
                                                                             -----------
                                                                               4,168,770

GAS & PIPELINE UTILITIES - 0.17%
Equitable Resources, Inc.,
    5.15% due 11/15/2012                                        200,000          200,639
Limestone Electron Trust,
    8.625% due 03/15/2003                                       500,000          472,500
                                                                             -----------
                                                                                 673,139

HEALTHCARE SERVICES - 0.48%
Aetna, Inc.,
  7.375% due 03/01/2006                                         810,000          878,288
Humana, Inc.,
  7.25% due 08/01/2006                                        1,000,000        1,073,898
                                                                             -----------
                                                                               1,952,186

HOMEBUILDERS - 0.06%
Toll Brothers, Inc.,
  6.875% due 11/15/2012                                         250,000          257,459
                                                                             -----------

HOTELS & RESTAURANTS - 0.46%
Boyd Gaming Corp.,
  9.25% due 08/01/2009                                        1,000,000        1,087,500
Harrahs Operating Company, Inc.,
  7.125% due 06/01/2007                                         420,000          463,038
MGM Mirage, Inc.,
  8.50% due 09/15/2010                                          305,000          337,025
                                                                             -----------
                                                                               1,887,563

INSURANCE - 0.71%
Hartford Financial Services Group,
  Inc., 4.70% due   09/01/2007                                  200,000          201,177
Lincoln National Corp.,
  6.20% due 12/15/2011                                          380,000          405,243
Monumental Global Funding,
   5.20% due 01/30/2007                                       1,125,000        1,178,621
Prudential Financial,
  6.375% due 07/23/2006                                       1,050,000        1,125,380
                                                                             -----------
                                                                               2,910,421

INTERNATIONAL OIL - 0.32%
Petronas Capital, Ltd.,
  7.00% due 05/22/2012                                          280,000          304,912
Pogo Producing Company, Series B,
  10.375% due 02/15/2009                                        750,000          812,813
Suncor Energy, Inc.,
  7.15% due 02/01/2032                                          150,000          171,579
                                                                             -----------
                                                                               1,289,304

LEISURE TIME - 0.10%
AOL Time Warner, Inc.,
  6.15% due 05/01/2007                                          320,000          332,424
  7.70% due 05/01/2032                                           80,000           83,259
                                                                             -----------
                                                                                 415,683

MANUFACTURING - 0.07%
Tyco International Group SA,
  5.875% due 11/01/2004                                         280,000          271,600
                                                                             -----------

MEDICAL-HOSPITALS - 0.36% HCA, Inc.,
  6.95% due 05/01/2012                                          600,000          632,290
  7.125% due 06/01/2006                                         660,000          699,426
Tenet Healthcare Corp.,
  5.00% due 07/01/2007                                          140,000          126,700
                                                                             -----------
                                                                               1,458,416
METAL & METAL PRODUCTS - 0.22%
Inco, Ltd.,
  7.20% due 09/15/2032                                             900,000        890,097
                                                                             ------------

PAPER - 0.09%
International Paper Company,
  5.85% due 10/30/2012                                             200,000        209,409
  6.75% due 09/01/2011                                             150,000        166,906
                                                                             ------------
                                                                                  376,315

PUBLISHING - 0.75%
Belo (A.H.) Corp.,
  7.125% due 06/01/2007                                            198,000        216,227
Time Warner, Inc.,
   7.57% due 02/01/2024                                          1,750,000      1,755,719
   8.18% due 08/15/2007                                          1,000,000      1,097,739
                                                                             ------------
                                                                                3,069,685

RAILROADS & EQUIPMENT - 0.05%
Union Pacific Railroad Company, Series
  2002-1, 6.061% due 01/17/2023                                    175,000        187,726
                                                                             ------------

REAL ESTATE - 0.43%
EOP Operating LP,
  6.75% due 02/15/2012                                             150,000        161,182
  7.75% due 11/15/2007                                             375,000        425,312
Kimco Realty Corp., REIT,
  6.00% due 11/30/2012                                             290,000        296,488
Rouse Company,
  7.20% due 09/15/2012                                             320,000        329,653
Socgen Real Estate Company LLC,
  FRN 7.64% due 12/29/2049                                         490,000        538,905
                                                                             ------------
                                                                                1,751,540

RETAIL TRADE - 0.40%
J.C. Penney Co., Inc.,
  7.95% due 04/01/2017                                             550,000        495,000
Staples, Inc.,
  7.375% due 10/01/2012                                          1,020,000      1,119,784
Toys R Us, Inc.,
  7.625% due 08/01/2011                                             15,000         14,855
                                                                             ------------
                                                                                1,629,639

SANITARY SERVICES - 0.27%
Waste Management, Inc.,
  6.375% due 11/15/2012                                             95,000         97,760
  6.50% due 11/15/2008                                             150,000        162,309
  7.75% due 05/15/2032                                             625,000        671,502
WMX Technologies, Inc.,
  7.00% due 10/15/2006                                             170,000        181,008
                                                                             ------------
                                                                                1,112,579

SEMICONDUCTORS - 0.18%
Analog Devices, Inc.,
  4.75% due 10/01/2005                                             750,000        745,313
                                                                             ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.35%
American Tower Corp.,
  9.375% due 02/01/2009                                          1,525,000      1,189,500
Deutsche Telekom International Finance BV,
  1.00% due 06/15/2010                                             855,000        984,733
  9.25% due 06/01/2032                                             300,000        380,562
Dobson Communications Corp.,
  10.875% due 07/01/2010                                         1,100,000        929,500
France Telecom SA,
  FRN 7.75% due 03/01/2011                                         200,000        231,254
Koninklijke (Royal)  KPN NV,
  8.00% due 10/01/2010                                              40,000         46,843

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                ---------        -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
PCCW-HKTC Capital, Ltd.,
  7.75% due 11/15/2011                                        $    850,000   $    913,142

Telstra Corp. Ltd.,
  6.375% due 04/01/2012                                            750,000        829,796
                                                                             ------------
                                                                                5,505,330
TELEPHONE - 1.75% AT&T Corp.,
  FRN 8.00% due 11/15/2031                                         750,000        826,675
Liberty Media Corp.,
  7.875% due 07/15/2009                                          1,375,000      1,491,208
SBC Communications, Inc.,
  5.875% due 08/15/2012                                            625,000        674,899
Sprint Capital Corp.,
  6.00% due 01/15/2007                                           1,400,000      1,323,000
  8.375% due 03/15/2012                                          2,100,000      2,089,500
  8.75% due 03/15/2032                                             750,000        712,500
                                                                             ------------
                                                                                7,117,782
TOBACCO - 0.04%
R. J. Reynolds Tobacco Holdings,
   Inc., 6.50% due 06/01/2007                                      150,000        156,499
                                                                             ------------
TOTAL CORPORATE BONDS
(Cost: $97,721,303)                                                          $101,133,951
                                                                             ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.36%
Chase Commercial Mortgage Securities
  Corp., Series 2000-2, Class C, FRN
  7.93% due 07/15/2032                                           1,500,000      1,781,403
CS First Boston Mortgage
  Securities Corp., Series
  2001-CF2, Class A2, FRN
  5.935% due 02/15/2034                                          3,175,000      3,441,349
DLJ Mortgage Acceptance Corp.,
  Series 1995-CF2, Class A1B, FRN
  6.85% due 12/17/2027                                             128,652        129,938
FHLMC Structured Pass Through
  Securities, T-41, Class 3A,
  7.50% due 07/25/2032                                           1,117,109      1,211,016
First Investors Auto Owner
  Trust, Series 2002-A, Class
  A, FRN 3.46% due 12/15/2008                                       65,691         66,553
First Union National Bank Commercial
  Mortgage Trust, Series 2002- C1,
  Class A1,  5.585 due 02/12/2034                                1,053,426      1,129,395
GMAC Commercial Mortgage Security,
  Inc., Series 1997-C1, Class A3,
  FRN 6.869% due 07/15/2029                                        375,000        424,416
Merrill Lynch Mortgage
  Investors, Inc., Series
  1995-C2, Class A1, FRN
  6.8013% due 06/15/2021                                           369,343        378,317
  Series 1997-C1, Class A3,
  7.12% due 06/18/2029                                             375,000        421,387
Residential Funding Mortgage Securities II,
  Series 2001 HS2, Class A4, 6.43% due
  04/25/2016                                                     1,000,000      1,039,935
  Series 2000-HI5, Class AI4,
  FRN 6.94% due 12/25/2014                                         500,000        509,091
Salomon Brothers Commercial Mortgage Securities,
  Class A3, Series 2001-C1, 6.428% due 12/18/2035                1,250,000      1,402,906
Structured Asset Securities Corp.,
  Series 1998-RF2, Class A,
  FRN 8.52% due 07/15/2027                                       1,634,206      1,768,097
                                                                             ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $12,928,443)                                                          $ 13,703,803
                                                                             ------------

                                                                PRINCIPAL
                                                                 AMOUNT         VALUE
                                                                ---------       -----
ASSET BACKED SECURITIES - 1.94%
ACLC Business Loan
  Receivables Trust, Series
  2002-1A, Class A1, FRN
  5.408% due 12/15/2022                                       $    435,700   $    448,866
California Infrastructure
  Development, Series 1997-1,
  Class A7, FRN 6.42% due 09/25/2008                             1,250,000      1,360,706
Government Lease Trust, Series 1999-GSA1,
Class A2, 6.18% due 05/18/2005                                   2,000,000      2,111,797
GRCT Consumer Loan Trust,
  Series 2001-1A, Class 2BRV, FRN 6.251%
  due 02/15/2020 Onyx Acceptance Auto Trust,                       500,000        523,594
  Series 2002-C, Class A4,
  4.07% due 04/15/2009                                             750,000        779,511
Sears Credit Account Master
  Trust, Series 1998-2, Class A, 5.25% due
  10/16/2008 Vanderbilt Acquisition Loan                         1,833,333      1,894,667
  Trust, Class A3, Series
  2002-1, 5.70% due 09/07/2023                                     750,000        777,755
                                                                             ------------
TOTAL ASSET BACKED SECURITIES
(Cost: $7,556,801)                                                           $  7,896,896
                                                                             ------------
SHORT TERM INVESTMENTS - 10.24%
Navigator Securities Lending Trust, 1.43%                     $ 41,743,573   $ 41,743,573
                                                                             ------------
REPURCHASE AGREEMENTS - 6.08%***
Repurchase Agreement with State
  Street Corp., dated 12/31/2002
  at 0.60%, to be repurchased at
  $24,794,826 on 01/02/2003,
  collateralized by $16,175,000
  U.S. Treasury Bonds, 9.875% due
  11/15/2015 (valued at
  $25,293,656, including interest)                            $ 24,794,000   $ 24,794,000
                                                                             ------------
TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
  (Cost: $393,178,112)                                                       $407,833,923
                                                                             ============

U.S. GOVERNMENT SECURITIES TRUST

                                                                PRINCIPAL
                                                                  AMOUNT             VALUE
                                                                ---------            -----
U.S. TREASURY OBLIGATIONS - 10.77%
U.S. TREASURY BONDS - 0.39%
5.25% due 11/15/2028***                                       $  2,000,000      $   2,088,984
6.625% due 02/15/2027****                                          500,000            617,696
6.375% due 08/15/2027***                                         2,100,000          2,524,101
                                                                                -------------
                                                                                    5,230,781
U.S. TREASURY NOTES - 10.38%
2.75% due 09/30/2003                                            18,000,000         18,205,308
3.25% due 08/15/2007                                            15,000,000         15,371,490
4.375% due 05/15/2007 - 08/15/2012                              49,500,000         52,868,936
4.625% due 05/15/2006                                            2,000,000          2,157,032
5.75% due 11/15/2005***                                         14,000,000         15,476,020
5.875% due 11/15/2004***                                        16,000,000         17,280,624
6.50% due 02/15/2010                                             6,500,000          7,769,528
6.75% due 05/15/2005***                                         10,500,000         11,706,271
                                                                                -------------
                                                                                  140,835,209

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002-CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $138,425,273)                                                            $  146,065,990
                                                                                --------------

                                                                  PRINCIPAL
                                                                   AMOUNT            VALUE
                                                                  ---------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.21%
FEDERAL HOME LOAN BANK - 0.69%
5.80% due 09/02/2008                                          $    8,350,000    $    9,400,873
                                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION  - 11.04
6.00% TBA**                                                       56,800,000        58,717,000
6.00% TBA**                                                       30,000,000        31,359,360
6.00% due 10/01/2010                                               7,169,951         7,450,298
6.50% TBA**                                                       15,000,000        15,618,750
6.50% due 07/01/2006                                               1,026,282         1,090,342
7.00% TBA**                                                       14,000,000        14,713,132
7.00% due 12/01/2004 - 07/01/2011                                  6,851,623         7,302,628
7.50% due 05/01/2007                                                 660,682           699,633
8.00% due 09/01/2031                                               8,738,042         9,367,367
8.25% due 07/01/2006                                                  19,542            20,424
9.00% due 10/01/2017 - 11/01/2020                                  1,622,140         1,774,711
9.50% due 08/01/2020                                                 428,656           467,570
10.00% due 05/01/2005                                                 22,755            23,796
10.50% due 06/01/2020                                                837,798           967,098
11.75% due 10/01/2009 - 12/01/2013                                    41,793            48,117
12.00% due 07/01/2020                                                136,002           157,756
                                                                                --------------
                                                                                   149,777,982
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.59%
5.50% TBA**                                                       17,000,000        17,610,946
6.00% TBA**                                                      118,000,000       121,945,684
6.00% TBA**                                                       20,000,000        20,900,000
6.00% due 12/01/2028                                               4,304,032         4,469,358
FRN 6.527% due 05/25/2030                                          9,500,000        10,543,823
6.50% TBA**                                                      149,000,000       155,099,762
6.50% due 12/01/2003 -06/01/2029***                               10,658,205        11,127,044
7.00% TBA**                                                       80,000,000        84,124,960
7.00% due 07/01/2022 - 01/01/2030***                              11,233,560        11,837,593
REMIC FRN 7.24564% due 12/28/2028                                  2,834,959         3,017,746
FRN 7.39028% due 01/17/2013                                        2,069,733         2,219,843
7.50% due 09/01/2029 - 02/01/2031                                  6,296,852         6,688,077
8.00% TBA**                                                        6,000,000         6,448,128
8.00% due 08/01/2004                                               1,973,361         2,127,704
8.25% due 09/01/2008                                                  53,215            56,882
8.50% due 02/01/2009 - 08/01/2019                                  3,193,133         3,441,834
8.75% due 08/01/2009 - 10/01/2011                                    559,281           600,345
9.00% due 05/01/2021                                                 161,108           179,643
10.00% due 04/01/2016 - 09/01/2020                                 2,162,774         2,464,402
11.50% due 09/01/2013 - 09/01/2019                                   414,137           481,459
11.75% due 12/01/2015                                                 52,487            61,635
12.00% due 01/01/2013 - 04/01/2016                                 1,178,671         1,372,639
12.50% due 01/01/2013 - 09/20/2015                                   682,140           796,395
13.50% due 11/01/2014                                                211,760           252,942
FRN 13.00% due 11/15/2015                                            465,624           551,713
FRN 13.596% due 04/25/2009                                           885,807           947,717
                                                                                --------------
                                                                                   469,368,274
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.89%
7.50% due 02/15/2007 - 12/15/2027                                  5,668,160         6,061,732
8.00% due 10/15/2005                                                   2,235             2,348
8.50% due 06/15/2025                                               3,096,084         3,402,917
FRN 9.00% due 12/20/2019                                           2,253,770         2,495,317
9.50% due 09/15/2020                                                  48,655            54,772
11.00% due 09/15/2015                                                  6,650             7,744
                                                                                --------------
                                                                                    12,024,830
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $621,845,880)                                                            $  640,571,959
                                                                                --------------

                                                                 PRINCIPAL
                                                                  AMOUNT            VALUE
                                                                 ---------          -----
SHORT TERM INVESTMENTS - 9.33%
Daimlerchrysler
  1.96% due 01/14/2003                                        $   25,000,000   $   24,982,305
Excelon Corp.
  1.95% due 01/14/2003                                            25,000,000       24,982,396
Four Winds Funding Corp.
  2.00% due 01/14/2003                                            25,000,000       24,981,944
General Motors Acceptance
  Corp., 1.95% due 01/14/2003                                     25,000,000       24,982,396
Mermaid Funding Corp.
  1.92% due 01/14/2003                                            25,000,000       24,982,667
Mica Funding LLC
  1.40% due 01/14/2003                                             1,652,000        1,651,165
                                                                               --------------
                                                                               $  126,562,873

REPURCHASE AGREEMENTS - 32.69%
Repurchase Agreement with
  Greenwich Capital, dated
  12/31/2002 at 1.10%, to be
  repurchased at $148,009,044 on
  01/02/2003, collateralized by
  $150,646,000 U.S. Treasury
  Notes, 1.75% due 12/31/2004
  (valued at $151,022,615,
  including interest)***                                         148,000,000      148,000,000
Repurchase Agreement with UBS,
  dated 12/31/2002 at 1.10% to be
  repurchased at $147,008,983 on
  01/02/2003, collateralized by
  $97,603,000 U.S. Treasury Notes,
  4.25% due 5/31/2003 (valued at
  $99,067,045, including interest)
  and $50,000,000 U.S. Treasury
  Notes, 3.00% due 11/30/2003
  (valued at $50,875,000,
  including interest).***                                        147,000,000      147,000,000
Repurchase Agreement with State
  Street Corp., dated 12/31/2002
  at 1.05%, to be repurchased at
  $148,540,664 on 01/02/2003,
  collateralized by $59,170,000
  U.S. Treasury Bonds, 9.25% due
  2/15/2016 (valued at $90,308,213,
  including interest) and $47,360,000
  U.S. Treasury Bonds, 7.25% due
  5/15/2016 (valued at $61,212,800,
  including interest).***                                        148,532,000      148,532,000
                                                                               --------------
                                                                               $  443,532,000

TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)
(Cost: $1,330,366,026)                                                         $1,356,732,822
                                                                               ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

MONEY MARKET TRUST

                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                      ---------                -----
U.S. TREASURY OBLIGATIONS - 16.78%
U.S. TREASURY BILLS - 16.78%
1.18% due 05/01/2003                                 $ 25,000,000          $   24,901,667
1.225% due 05/15/2003                                  20,000,000              19,908,805
1.23% due 04/10/2003                                   38,000,000              37,871,465
1.35% due 03/06/2003                                    7,200,000               7,182,720
1.56% due 01/23/2003 - 02/06/2003                      50,000,000              49,934,133
1.57% due 01/16/2003                                   20,000,000              19,986,917
1.58% due 03/13/2003                                   30,000,000              29,906,517
1.595% due 03/13/2003                                  30,000,000              29,905,629
1.61% due 03/06/2003                                   20,000,000              19,942,755
1.64% due 01/16/2003                                   32,800,000              32,777,587
                                                                           --------------
                                                                              272,318,195

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $272,318,195)                                                          272,318,195
                                                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.65%
FEDERAL HOME LOAN BANK - 22.83%
1.21% due 02/12/2003                                   62,100,000              62,012,336
1.23% due 02/05/2003 - 02/19/2003                      39,395,000              39,332,723
1.235% due 02/12/2003                                  30,000,000              29,956,775
1.24% due 02/05/2003                                   10,000,000               9,987,944
1.25% due 03/05/2003                                   25,000,000              24,945,313
1.26% due 03/07/2003                                   25,000,000              24,943,125
1.27% due 02/19/2003                                   16,603,000              16,574,300
1.64% due 03/07/2003                                   20,000,000              19,940,778
1.645% due 01/24/2003                                  23,900,000              23,874,882
1.655% due 01/24/2003                                  26,249,000              26,221,245
1.42% due 02/07/2003                                   50,000,000              49,927,028
1.425% due 02/07/2003                                  43,100,000              43,036,876
                                                                           --------------
                                                                              370,753,325

FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.17%
1.23% due 01/17/2003 - 04/03/2003                     142,386,000             142,068,267
1.26% due 02/13/2003                                   40,000,000              39,939,800
1.27% due 03/31/2003                                   30,000,000              29,905,808
1.273% due 03/20/2003                                  50,000,000              49,862,146
1.275% due 03/20/2003                                  25,000,000              24,930,938
1.43% due 01/30/2003                                   25,000,000              24,971,201
1.46% due 01/02/2003                                   39,400,000              39,398,402
1.65% due 01/16/2003                                   15,600,000              15,589,275
1.69% due 01/16/2003                                   17,000,000              16,988,029
1.27% due 03/20/2003                                   25,000,000              24,931,208
                                                                           --------------
                                                                              408,585,074

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.65%
1.235% due 03/07/2003                                  50,000,000              49,888,507
1.25% due 03/07/2003                                   45,000,000              44,898,438
1.27% due 02/05/2003                                   25,000,000              24,969,132
1.28% due 04/01/2003                                   40,000,000              39,872,000
1.58% due 01/22/2003                                   31,000,000              30,971,428
1.65% due 01/29/2003 - 03/19/2003                      75,000,000              74,791,458
1.67% due 03/05/2003                                   25,000,000              24,926,938
1.695% due 01/08/2003                                  12,422,000              12,417,906
                                                                           --------------
                                                                              302,735,807

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $1,082,074,206)                                                      1,082,074,206
                                                                           --------------

FOREIGN GOVERNMENT OBLIGATIONS - 3.08%
GOVERNMENT OF CANADA - 3.08%
1.30% due 01/09/2003                                   50,000,000              49,985,556
                                                                           --------------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $49,985,556)                                                            49,985,556
                                                                           --------------

COMMERCIAL PAPER - 13.02%
AGRICULTURE - 2.15%
Cargill, Inc.,
  1.30% due 01/10/2003                                 35,000,000              34,988,625
                                                                           --------------

BANKING - 2.96%
Bank Of Nova Scotia,
  1.30% due 01/07/2003                                  8,000,000               7,998,267
Wells Fargo & Company,
  1.28% due 01/09/2003                                 40,000,000              39,988,622
                                                                           --------------
                                                                               47,986,889

FINANCIAL SERVICES - 4.62%
State Street Boston Corp.,
  1.25% due 01/21/2003 (b)                             30,000,000              29,979,167
UBS Finance, Inc.,
  1.30% due 01/16/2003                                 45,000,000              44,975,625
                                                                           --------------
                                                                               74,954,792

FOOD & BEVERAGES - 2.37%
The Coca-Cola Company,
  1.28% due 01/06/2003                                 38,500,000              38,493,155
                                                                           --------------

PLASTICS - 0.92%
Bemis Company, Inc.,
  1.32% due 01/14/2003                                 15,000,000              14,992,850
                                                                           --------------

TOTAL COMMERCIAL PAPER
(Cost: $211,416,311)                                                       $  211,416,311
                                                                           --------------

                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                      ---------                -----
REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 1.00%, to be
  repurchased at $7,690,427
  on 01/02/2003, collateralized by
  $5,590,000 U.S. Treasury
  Bonds 7.625% due 02/15/2025
  (valued at $7,846,672
  including interest).                                 $7,690,000         $     7,690,000
                                                                          ---------------

TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,623,484,268)                                                    $ 1,623,484,268
                                                                          ===============

SMALL CAP INDEX TRUST

                                                           SHARES                 VALUE
                                                           ------                 -----
COMMON STOCK - 75.93%
ADVERTISING - 0.16%
Avenue A., Inc. *                                           3,291                $  9,544
DoubleClick, Inc. *                                        11,592                  65,611
Grey Global Group, Inc.                                        76                  46,443
                                                                                 --------
                                                                                  121,598

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES                VALUE
                                                            ------                -----
AEROSPACE - 0.70%
AAR Corp. *                                                 3,875                $ 19,956
Aeroflex, Inc. *                                            5,788                  39,937
BE Aerospace, Inc. *                                        5,206                  18,950
Curtiss Wright Corp.                                          971                  61,969
DRS Technologies, Inc. *                                    1,534                  48,060
EDO Corp.                                                   1,399                  29,071
Esterline Technologies Corp. *                              1,923                  33,980
GenCorp, Inc.                                               2,995                  23,720
Heico Corp.                                                 1,606                  17,040
Integral Systems, Inc. *                                      930                  18,647
Moog, Inc., Class A *                                       1,521                  47,212
Orbital Sciences Corp., Class A * (a)                       4,755                  20,066
Teledyne Technologies, Inc. *                               3,240                  50,803
United Defense Industries, Inc. *                           1,997                  46,530
Viasat, Inc. * (a)                                          2,224                  25,665
Woodward Governor Company                                     814                  35,409
                                                                                 --------
                                                                                  537,015

AGRICULTURE - 0.12%
Cadiz, Inc. * (a)                                           3,146                   1,731
Delta & Pine Land Company                                   3,642                  74,333
Tejon Ranch Company *                                         653                  19,394
                                                                                 --------
                                                                                   95,458

AIR TRAVEL - 0.31%
Airtran Holdings, Inc. *                                    6,968                  27,175
Alaska Air Group, Inc. *                                    2,278                  49,318
Atlantic Coast Airlines Holdings,
 Inc. *                                                     4,260                  51,248
Atlas Air, Inc. *                                           3,791                   5,724
Aviall Inc. * (a)                                           2,440                  19,642
ExpressJet Holdings, Inc. *                                 3,251                  33,323
Frontier Airlines, Inc. *                                   3,880                  26,229
Mesa Air Group, Inc. *                                      3,542                  14,416
UAL Corp. * (a)                                             6,704                   9,587
                                                                                 --------
                                                                                  236,662

APPAREL & TEXTILES - 1.07%
Angelica Corp.                                                950                  19,617
Brown Shoe, Inc.                                            1,802                  42,942
Finish Line, Inc. *                                         1,892                  19,961
G & K Services, Class A                                     1,905                  67,439
Interface, Inc., Class A                                    4,688                  14,392
K-Swiss, Inc., Class A                                      1,248                  27,094
Kellwood Company                                            2,569                  66,794
Maxwell Shoe, Inc. *                                        1,701                  19,766
Movado Group, Inc.                                          1,045                  19,656
Nautica Enterprises, Inc. *                                 2,586                  28,730
Oakley, Inc. *                                              2,621                  26,918
Oneida, Ltd.                                                1,509                  16,644
Oshkosh B'Gosh, Inc., Class A                               1,222                  34,277
Oxford Industries, Inc.                                       904                  23,188
Phillips Van Heusen Corp.                                   2,393                  27,663
Quiksilver, Inc. *                                          1,859                  49,561
Russell Corp.                                               2,439                  40,829
Skechers United States of America,
 Inc., Class A *                                            1,529                  12,981
Stage Stores, Inc. *                                        2,146                  45,152
Stride Rite Corp.                                           4,274                  30,645
The Gymboree Corp. *                                        2,350                  37,271
Unifi, Inc. *                                               5,324                  27,951
Vans, Inc. *                                                2,994                  17,006
Wellman, Inc.                                               3,292                  44,409
Wolverine World Wide, Inc.                                  4,281                  64,686
                                                                                 --------
                                                                                  825,572

AUTO PARTS - 0.54%
Collins & Aikman Corp. *                                    2,385                  10,613
CSK Auto Corp. * (a)                                        2,721                  29,931
Federal Signal Corp.                                        4,503                  87,448
Insurance Auto Auctions, Inc. *                             1,310                  21,733
Keystone Automotive Industries, Inc. *                      1,304                  19,586
Modine Manufacturing Company                                2,755                  48,709
Raytech Corp. *                                             4,222                  24,065
Sports Resorts International,
 Inc. * (a)                                                 3,161                  18,555
Strattec Security Corp. *                                     342                  16,396
Superior Industries International,                          2,083                  86,153
 Inc.
TBC Corp. *                                                 1,930                  23,179
Tower Automotive, Inc. *                                    6,766                  30,447
                                                                                 --------
                                                                                  416,815

AUTO SERVICES - 0.09%
Dollar Thrifty Automotive Group,
 Inc. * (a)                                                 2,441                  51,627
Lithia Motors, Inc., Class A *                              1,168                  18,326
                                                                                 --------
                                                                                   69,953

AUTOMOBILES - 0.36%
Dura Automotive Systems, Inc. *                             1,600                  16,064
Monaco Coach Corp. *                                        2,488                  41,176
Monro Muffler Brake, Inc. *                                   584                   9,870
Oshkosh Truck Corp., Class B                                1,434                  88,191
Spartan Motors, Inc.                                        1,039                  11,824
Tenneco Automotive, Inc. *                                  3,651                  14,750
Thor Industries, Inc. (a)                                   1,490                  51,301
United Auto Group, Inc. * (a)                               1,566                  19,528
Wabash National Corp. * (a)                                 2,856                  23,933
                                                                                 --------
                                                                                  276,637

BANKING - 7.82%
1St Source Corp.                                            1,498                  25,092
ABC Bancorp                                                 1,767                  22,883
Alabama National BanCorp                                      913                  39,716
Allegiant Bancorp, Inc.                                     1,110                  20,234
American Financial Holdings, Inc.                           2,089                  62,419
American National Bankshares, Inc. (a)                        576                  14,976
Anchor BanCorp Wisconsin, Inc.                              1,834                  38,056
Arrow Financial Corp.                                         640                  19,693
Banc Corp.                                                  2,494                  19,353
Bancfirst Corp.                                               225                  10,575
Bank Granite Corp.                                          1,366                  23,905
Bank Mutual Corp.                                             995                  23,014
Bank Of The Ozarks, Inc.                                      666                  15,611
Bankatlantic Bancorp, Inc., Class A                         3,691                  34,880
BankUnited Financial Corp., Class A *                       2,010                  32,522
Banner Corp.                                                1,126                  21,236
Bay View Capital Corp. *                                    7,040                  40,480
Berkshire Hill Bancorp, Inc.                                  886                  20,865
Boston Private Financial Holdings, Inc.                     1,690                  33,563
Bostonfed Bancorp Inc.                                        462                  12,335
Brookline Bancorp, Inc.                                     5,194                  61,809
Bryn Mawr Bank Corp.                                          464                  16,996
Bsb Bancorp Inc.                                            1,133                  23,759
Camden National Corp.                                       1,006                  24,345
Capital City Bank Group, Inc.                                 685                  26,845
Capitol Bancorp, Ltd.                                       1,014                  23,525
Cascade Bancorp                                             1,575                  21,767
Cathay Bancorp, Inc.                                        1,491                  56,643
CB Bancshares, Inc.                                           415                  17,646
CCBT Financial Companies, Inc.                              1,020                  26,194
Central Coast Bancorp * (a)                                   922                  18,219
Century Bancorp, Inc.                                         562                  14,904
CFS Bancorp, Inc.                                           1,614                  23,080
Chemical Financial Corp.                                    2,255                  72,498
Chittenden Corp.                                            2,754                  70,172

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                 VALUE
                                                           ------                 -----
BANKING - CONTINUED
Citizens First Bancorp, Inc.                                  963                $ 20,280
City Holding Company                                        1,477                  41,725
CityBank                                                      775                  19,181
Coastal Bancorp, Inc.                                         557                  18,019
Coastal Financial Corp.                                     1,409                  19,219
CoBiz, Inc.                                                   845                  12,548
Columbia Bancorp                                              949                  20,906
Columbia Banking System, Inc. *                             1,614                  20,353
Commercial Federal Corp.                                    4,195                  97,953
Commonwealth Bancorp, Inc.                                    635                  29,445
Community Banks, Inc.                                         669                  18,531
Community First Bankshares, Inc.                            3,771                  99,781
Community Trust Bancorp, Inc.                               1,410                  35,447
Connecticut Bancshares, Inc.                                  893                  34,336
Corus Bankshares, Inc.                                        765                  33,400
CPB, Inc.                                                   1,252                  34,367
CVB Financial Corp.                                         2,608                  66,321
Digital Insight Corp. *                                     3,210                  27,895
Dime Community Bancorp, Inc.                                2,269                  43,451
East West Bancorp, Inc.                                     2,135                  77,031
F & M Bancorp                                                 987                  31,584
Farmers Capital Bank Corp.                                    715                  23,774
Fidelity Bankshares, Inc.                                   1,458                  26,098
Financial Institutions, Inc.                                  655                  19,231
First Bancorp                                                 835                  19,631
First Bancorp Puerto Rico                                   3,064                  69,246
First Busey Corp.                                             607                  13,997
First Citizens Bancshares, Inc.                               470                  45,402
First Commonwealth Financial Corp.                          5,715                  65,722
First Community Bancorp                                       829                  27,300
First Community Bancshares, Inc.                              843                  25,931
First Defiance Financial Corp.                              1,095                  20,696
First Essex Bancorp, Inc.                                     721                  24,081
First Federal Capital Corp.                                 1,615                  31,184
First Financial BanCorp                                     3,531                  57,877
First Financial Bankshares, Inc.                            1,144                  43,472
First Financial Corp.                                         674                  32,777
First Indiana Corp.                                         1,185                  21,946
First Merchants Corp.                                       1,280                  29,171
First National Corp.                                          914                  21,936
First Niagara Financial Group, Inc. (a)                       866                  22,620
First Oak Brook Bancshares, Inc., Class A                     506                  15,899
First of Long Island Corp.                                    474                  17,301
First Place Financial Corp.                                 1,371                  22,800
First Sentinel Bancorp, Inc.                                2,535                  36,479
First South Bancorp, Inc. (a)                                 427                  15,193
Firstfed America Bancorp, Inc.                                760                  18,886
Flagstar Bancorp, Inc. (a)                                  1,285                  27,756
FNB Corp. (a)                                                 812                  19,269
Frontier Financial Corp.                                    1,337                  34,200
GBC Bancorp                                                   759                  14,694
German American Bancorp                                     1,225                  19,049
Glacier Bancorp, Inc.                                       1,619                  38,161
Gold Banc Corp., Inc. (a)                                   3,388                  33,612
Granite State Bankshares, Inc.                                497                  21,714
Great Southern Bancorp, Inc. (a)                              549                  20,176
Hancock Holding Company                                     1,196                  53,401
Hanmi Financial Corp. * *                                     881                  14,774
Harleysville National Corp.                                 1,736                  46,386
Hudson River Bancorp, Inc.                                  1,432                  35,442
Humboldt Bancorp                                            1,448                  15,204
Iberiabank Corp.                                              576                  23,132
Independent Bank Corp. - MA                                 1,093                  24,920
Independent Bank Corp. - MI                                 1,085                  32,832
Integra Bank Corp.                                          1,757                  31,310
Interchange Financial Services Corp.                        1,272                  20,479
Irwin Financial Corp. (a)                                   1,534                  25,311
Lakeland Bancorp, Inc. (a)                                  1,294                  23,124
Lakeland Financial Corp.                                      682                  15,993
Local Financial Corp. *                                     1,753                  25,681
LSB Bancshares, Inc.                                        1,324                  21,449
Macatawa Bank Corp.                                         1,073                  21,299
MAF Bancorp, Inc.                                           1,646                  55,849
Main Street Banks, Inc. (a)                                   943                  18,106
MainSource Financial Group, Inc.                              838                  20,119
MassBank Corp.                                                550                  15,565
MB Financial, Inc.                                          1,049                  36,495
Merchants Bancshares, Inc.                                    618                  13,930
Mid-State Bancshares                                        2,209                  36,276
Midwest Banc Holdings, Inc.                                   910                  17,245
Nara Bancorp Inc.                                             566                  11,756
National Penn Bancshares, Inc.                              1,677                  44,520
NBC Capital Corp.                                             680                  17,136
Net.B@nk, Inc. *                                            4,771                  46,183
Northwest Bancorp, Inc.                                       829                  12,261
Old Second Bancorp, Inc.                                      703                  26,011
Omega Financial Corp.                                         778                  27,891
Oriental Financial Group, Inc.                                969                  23,818
Pacific Capital Bancorp                                     3,356                  85,410
Pacific Northwest Bancorp                                   1,550                  38,750
Pacific Union Bank *                                        1,538                  17,702
Parkvale Financial Corp.                                      860                  19,823
Peapack Gladstone Financial, Corp. (a)                        621                  21,269
Pennrock Financial Services, Corp.                            775                  21,506
Peoples Bancorp, Inc. (a)                                     749                  19,174
Peoples Holding Company                                       582                  23,717
PFF Bancorp, Inc.                                           1,125                  35,156
Port Financial Corp.                                          460                  20,525
PrivateBankcorp, Inc. (a)                                     366                  13,853
Prosperity Bancshares, Inc.                                 1,426                  27,094
Provident Bankshares Corp.                                  2,189                  50,590
Quaker City Bancorp, Inc. *                                   376                  12,382
R & G Financial Corp., Class B                              1,450                  33,713
Republic Bancorp, Inc.                                      5,410                  63,676
Republic Bancorp, Inc., Class A                               918                  10,346
Republic Bancshares, Inc. *                                   810                  15,917
Riggs National Corp.                                        1,623                  25,140
Royal Bancshares Pennsylvania, Inc., Class A                  696                  14,894
S & T Bancorp, Inc.                                         2,378                  59,571
S Y Bancorp, Inc. (a)                                         529                  19,626
Sandy Spring Bancorp, Inc.                                  1,401                  44,132
Seacoast Banking Corp. *                                      993                  18,708
Second Bancorp, Inc.                                          674                  17,861
Simmons 1St National Corp., Class A                           742                  27,194
South Financial Group, Inc. (a)                             3,990                  82,433
Southwest BanCorp of Texas, Inc. *                          2,799                  80,639
Southwest Bancorp, Inc.                                       740                  19,233
St. Francis Capital Corp.                                     767                  17,963
State Bancorp, Inc.                                           983                  17,694
Staten Islands Bancorp, Inc.                                5,159                 103,902
Sterling Bancorp                                            1,196                  31,479
Sterling Bancshares, Inc.                                   3,701                  45,226
Sterling Financial Corp.                                    1,711                  40,465
Sterling Financial Corp. *                                  1,101                  20,721
Suffolk Bancorp                                               988                  31,241
Summit Bankshares, Inc.                                     1,036                  20,202
Sun Bancorp, Inc. (a)                                         714                  13,053
Superior Financial Corp. *                                    875                  16,075

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
BANKING - CONTINUED
Susquehanna Bancshares, Inc.                                3,700              $   77,112
Texas Regional Bancshares, Inc., Class A                    2,070                  73,570
The Trust Company of New Jersey                             1,714                  47,702
Tompkins Trustco, Inc.                                        676                  29,812
Trico Bancshares                                              648                  15,941
Troy Financial Corp. (a)                                      690                  18,616
TrustCo Bank Corp.                                          7,018                  75,654
U.S.B. Holding Company, Inc.                                1,204                  21,311
UCBH Holdings, Inc.                                         1,576                  66,901
Umpqua Holdings Corp. (a)                                   3,922                  71,576
Union Bankshares Corp.                                        776                  21,146
United Bankshares, Inc.                                     3,342                  97,122
United Community Banks, Inc.                                1,676                  40,844
United National Bancorp                                     1,648                  37,986
Unizan Financial Corp.                                      2,083                  41,139
Virginia Financial Group, Inc. (a)                            741                  22,082
W Holding Company, Inc.                                     4,211                  69,103
Warwick Community Bancorp                                     492                  13,938
Washington Trust Bancorp, Inc.                              1,338                  26,131
Waypoint Financial Corp.                                    3,125                  55,625
Wesbanco, Inc. (a)                                          1,938                  45,330
West Coast Bancorp                                          1,597                  24,195
Wintrust Financial Corp. (a)                                1,480                  46,354
Yardville National Bancorp                                    705                  12,154
                                                                               ----------
                                                                                6,032,161

BIOTECHNOLOGY - 1.25%
Acacia Research Corp. * (a)                                 1,174                   4,273
Adolor Corp. * (a)                                          3,093                  42,436
Applera Corp. - Celera Genomics Group *                     6,935                  66,229
Arena Pharmaceuticals, Inc. *                               2,499                  16,269
Biosite, Inc. * (a)                                         1,175                  39,974
CIMA Laboratories, Inc. * (a)                               1,539                  37,230
Covance, Inc. *                                             5,943                 146,138
Exelixis, Inc. * (a)                                        4,682                  37,456
Integra Lifesciences Holdings, Inc. *                       2,069                  36,518
Intermune, Inc. * (a)                                       2,548                  64,999
Kosan Biosciences, Inc. *                                   2,372                  14,398
Lexicon Genetics, Inc. *                                    3,250                  15,373
Medicines Company * (a)                                     2,473                  39,617
Myriad Genetics, Inc. * (a)                                 2,333                  34,062
Neose Technologies, Inc. * (a)                              1,162                  10,307
Neurocrine Biosciences, Inc. *                              2,698                 123,191
Sangstat Medical Corp. *                                    2,590                  29,267
Serologicals Corp. *                                        2,455                  27,005
Tanox, Inc. * (a)                                           2,597                  23,503
Telik, Inc. *                                               3,196                  37,265
Transkaryotic Therapies, Inc. * (a)                         2,931                  29,017
Trimeris, Inc. * (a)                                        1,413                  60,886
Tularik, Inc. * (a)                                         4,255                  31,742
                                                                               ----------
                                                                                  967,155

BROADCASTING - 0.35%
Acacia Research Corp. * (a)                                 2,104                   5,071
Crown Media Holdings, Inc., Class A *                       2,960                   6,690
Gray Television, Inc., Class A (a)                          1,328                  15,737
LodgeNet Entertainment Corp. *                              1,613                  17,227
Mediacom Communications Corp., Class A *                    5,740                  50,569
Paxson Communications Corp. *                               3,477                   7,163
Regent Communications, Inc. *                               2,392                  14,137
Saga Communications, Inc., Class A *                        1,471                  27,949
Salem Communications Corp., Class A *                         914                  22,822
Sinclair Broadcast Group, Inc., Class A *                   2,724                  31,680
Sirius Satellite Radio, Inc. * (a)                          5,586                   3,575
Spanish Broadcasting Systems, Inc., Class A *               3,673                  26,445
XM Satellite Radio Holdings, Inc., Class A * (a)            6,662                  17,921
Young Broadcasting, Inc., Class A *                         1,747                  23,008
                                                                               ----------
                                                                                  269,994

BUILDING MATERIALS & CONSTRUCTION - 0.80%
Apogee Enterprises, Inc.                                    3,356                  30,040
Butler Manufacturing Company                                  729                  14,106
Dycom Industries, Inc. *                                    4,981                  65,998
ElkCorp                                                     2,074                  35,880
EMCOR Group, Inc. *                                         1,412                  74,850
Griffon Corp. *                                             2,597                  35,371
Haemonetics Corp. *                                         1,924                  41,289
Hughes Supply, Inc.                                         2,375                  64,885
Lennox International, Inc.                                  3,993                  50,112
LSI Industries, Inc.                                        1,793                  24,833
NCI Building Systems, Inc. *                                1,733                  37,814
Nortek Holdings, Inc. *                                       708                  32,391
Standard-Pacific Corp.                                      2,955                  73,136
Trex Company, Inc. *                                          578                  20,404
U.S. Concrete, Inc. *                                       2,601                  14,228
                                                                               ----------
                                                                                  615,337

BUSINESS SERVICES - 4.16%
ABM Industries, Inc.                                        3,903                  60,496
Administaff, Inc. * (a)                                     2,418                  14,508
Advanced Marketing Services, Inc.                           1,632                  23,990
ADVO, Inc. *                                                1,748                  57,387
American Management Systems, Inc. *                         4,039                  48,428
Answerthink Consulting Group *                              5,373                  13,432
Anteon International Corp. *                                1,641                  39,384
Arbitron, Inc. *                                            2,962                  99,227
Banta Corp.                                                 2,350                  73,484
Black Box Corp.                                             2,042                  91,482
Bowne & Company, Inc.                                       3,448                  41,204
Bright Horizons Family Solutions, Inc. *                    1,089                  30,623
Central Parking Corp.                                       1,899                  35,815
Charles River Associates, Inc. *                            1,196                  16,935
Coinstar, Inc. *                                            2,307                  52,254
Compucom Systems, Inc. *                                    2,960                  16,606
Compucredit Corp. * (a)                                     1,850                  13,080
Computer Horizons Corp. *                                   5,173                  16,916
Cornell Corrections, Inc. *                                 1,745                  15,705
Corporate Executive Board Company *                         3,465                 110,603
Costar Group, Inc. *                                        1,584                  29,225
Digimarc Corp. * *                                          1,046                  11,862
eFunds Corp. *                                              5,016                  45,696
Electro Rent Corp. *                                        1,569                  19,018
Ennis Business Forms Inc.                                   1,851                  21,509
Entrust Technologies, Inc. *                                4,862                  16,336
FactSet Research Systems, Inc.                              1,977                  55,890
Fidelity National Infomation Solutions, Inc. * (a)          1,454                  25,081
First Consulting Group *                                    2,110                  12,154
Forrester Research, Inc. *                                  1,657                  25,799
FTI Consulting, Inc. * (a)                                  2,093                  84,034
Gartner Group, Inc., Class A * (a)                          8,228                  75,698
GSI Commerce, Inc. * (a)                                    2,672                   9,753
Healthcare Services Group Inc. *                            1,131                  14,748
Heidrick & Struggles International, Inc. * (a)              1,677                  24,602
Hooper Holmes, Inc.                                         5,044                  30,970
Information Holdings, Inc. *                                1,243                  19,291
Information Resources, Inc. *                               3,678                   5,885
Insight Enterprises, Inc. *                                 4,435                  36,855
ITT Educational Services, Inc. *                            4,120                  97,026
Kelly Services, Inc., Class A                               1,689                  41,735
Kendle International, Inc. *                                1,431                  12,594
Korn/Ferry International * (a)                              4,131                  30,900

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                 VALUE
                                                           ------                 -----
BUSINESS SERVICES - CONTINUED
Kroll, Inc. *                                               2,618              $   49,951
Kronos, Inc. *                                              1,971                  72,907
Labor Ready, Inc. *                                         4,126                  26,489
Learning Tree International, Inc. * (a)                     1,249                  17,111
Legato Systems, Inc. *                                      8,802                  44,274
Lightbridge, Inc. *                                         3,367                  20,707
MAXIMUS, Inc. * (a)                                         1,716                  44,788
McGrath Rentcorp                                              972                  22,589
MedQuist, Inc. *                                              852                  17,262
Memberworks, Inc. *                                           824                  14,816
MPS Group, Inc. *                                           9,083                  50,320
Navigant Consulting Company *                               5,316                  31,364
New England Business Service, Inc.                            984                  24,010
On Assignment, Inc. *                                       2,211                  18,838
Paxar Corp. *                                               3,147                  46,418
Penton Media, Inc. *                                        1,839                   1,251
Pre-Paid Legal Services, Inc. * (a)                         1,271                  33,300
PRG-Shultz International, Inc. * (a)                        3,885                  34,576
Probusiness Services, Inc. *                                2,396                  23,960
Quest Software, Inc. * (a)                                  3,617                  37,291
R.H. Donnelley Corp. *                                      2,574                  75,444
Rent-Way, Inc. *                                            3,383                  11,841
Resource America, Inc.                                      1,600                  14,418
Resources Connection, Inc. *                                2,038                  47,302
Right Management Consultants, Inc. *                        1,416                  18,762
Rollins, Inc.                                               1,501                  38,200
Sapient Corp. *                                             8,769                  17,976
Scansource, Inc. * (a)                                        436                  21,495
Seachange International, Inc. *                             3,023                  18,591
Sonicwall, Inc. *                                           5,327                  19,337
Sothebys Holdings, Inc., Class A *                          4,965                  44,685
SOURCECORP, Inc. *                                          1,809                  33,629
Spherion Corp. *                                            6,443                  43,168
SRA International, Inc., Class A *                            458                  12,407
StarTek, Inc. *                                             1,082                  29,863
Surmodics, Inc. * (a)                                       1,294                  37,112
Systems & Computer Technology Corp. *                       2,989                  25,705
Teletech Holdings, Inc. *                                   3,959                  28,742
TETRA Technologies, Inc. *                                  5,162                  62,976
The InterCept Group, Inc. * (a)                             1,620                  27,428
Tier Technologies Inc., Class B *                           1,485                  23,760
URS Corp. *                                                 2,262                  32,188
Vastera, Inc. * (a)                                         3,943                  22,282
Volt Information Sciences, Inc. *                             777                  13,287
Wallace Computer Series, Inc.                               3,636                  78,210
Water Pik Technology, Inc. *                                1,643                  12,076
Watson Wyatt & Company Holdings, Class A *                  2,083                  45,305
Websense, Inc. *                                            2,179                  46,546
Wind River Systems, Inc. *                                  6,677                  27,376
Wireless Facilities, Inc. *                                 2,203                  13,240
Zomax Optical Media, Inc. *                                 3,987                  16,945
                                                                               ----------
                                                                                3,210,738

CABLE AND TELEVISION - 0.08%
Insight Communications Company, Inc., Class A *             4,141                  51,266
TiVo, Inc. * (a)                                            1,963                  10,266
                                                                               ----------
                                                                                   61,532

CELLULAR COMMUNICATIONS - 0.10%
AirGate PCS, Inc. * (a)                                     1,715                   1,063
Alamosa Holdings, Inc. *                                    4,938                   2,568
Nextel Partners, Inc., Class A *                            6,612                  40,135
UbiquiTel, Inc. *                                           5,974                   2,390
US Unwired, Inc., Class A *                                 6,705                   3,285
Western Wireless Corp., Class A * (a)                       5,617                  29,770
                                                                               ----------
                                                                                   79,211

CHEMICALS - 2.25%
A. Schulman, Inc.                                           3,007                  55,960
Airgas, Inc. *                                              5,325                  91,856
Albany Molecular Research, Inc. *                           2,260                  33,428
AmCol International Corp.                                   2,977                  17,267
Arch Chemicals, Inc.                                        2,056                  37,522
Cabot Microelectronics Corp. * (a)                          2,176                 102,707
Calgon Carbon Corp.                                         4,629                  22,867
Cambrex Corp.                                               2,158                  65,193
Crompton Corp.                                             11,560                  68,782
Cytec Industries, Inc. *                                    3,691                 100,690
Dionex Corp. *                                              1,729                  51,369
Ferro Corp.                                                 3,013                  73,608
FMC Corp. *                                                 2,837                  77,507
Georgia Gulf Corp.                                          2,552                  59,053
Great Lakes Chemical Corp.                                  3,488                  83,293
H.B. Fuller Company                                         2,731                  70,678
MacDermid, Inc.                                             2,488                  56,851
Martek Biosciences Corp. * (a)                              2,135                  53,717
Material Sciences Corp. *                                   1,064                  13,768
Millennium Chemicals, Inc.                                  5,985                  56,977
Minerals Technologies, Inc.                                 2,026                  87,422
Octel Corp.                                                 1,026                  16,211
Olin Corp.                                                  4,786                  74,422
Omnova Solutions, Inc. *                                    5,318                  21,432
Penford Corp.                                               1,338                  18,852
Polyone Corp.                                               7,773                  30,470
Quaker Chemical Corp.                                         755                  17,516
Solutia, Inc.                                              10,657                  38,685
Stepan Chemical Company                                       793                  19,825
Techne Corp. * (a)                                          3,901                 111,444
TETRA Technologies, Inc. *                                  1,372                  29,320
Valhi, Inc.                                                 1,758                  14,591
W. R. Grace & Company *                                     8,127                  15,929
WD-40 Company                                               1,669                  44,095
                                                                               ----------
                                                                                1,733,307

COAL - 0.21%
Arch Coal, Inc.                                             4,529                  97,781
Massey Energy Corp.                                         6,247                  60,721
                                                                               ----------
                                                                                  158,502

COLLEGES & UNIVERSITIES - 0.18%
Corinthian Colleges, Inc. *                                 3,616                 136,902
                                                                               ----------

COMPUTERS & BUSINESS EQUIPMENT - 2.46%
Advanced Digital Information Corp. *                        6,799                  45,621
Aether Systems, Inc. * (a),                                 5,696                  21,417
Allen Telecom, Inc. * (a)                                   2,547                  24,120
Applied Films Corp. * (a)                                   1,023                  20,450
Benchmark Electronics, Inc. * (a)                           2,295                  65,775
CACI International, Inc., Class A *                         2,723                  97,048
Cognizant Technology Solutions Corp., Class A * (a)           836                  60,384
Computer Network Technology Corp. * (a)                     2,534                  17,991
Concurrent Computer Corp. *                                 7,578                  21,825
Cray, Inc. * (a)                                            5,065                  38,849
Datastream Systems, Inc. *                                  2,471                  15,814
Drexler Technology Corp. * (a)                              1,015                  12,789
Echelon Corp. * (a)                                         2,605                  29,202
EMS Technologies, Inc. *                                    1,195                  18,655
Enterasys Networks, Inc. *                                 12,026                  18,761
Extreme Networks, Inc. *                                   10,593                  34,639
Falconstor Software, Inc. * (a)                             4,389                  17,029
FileNET Corp. *                                             3,559                  43,420
FSI International, Inc. *                                   3,506                  15,777
Helix Technology Corp.                                      2,936                  32,883

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                 VALUE
                                                           ------                 -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Hutchinson Technology, Inc. *                               2,449              $   50,694
Infocus Corp. *                                             3,972                  24,468
Intergraph Corp. *                                          4,479                  79,547
Interland, Inc. *                                          11,717                  15,232
Iomega Corp. *                                              5,393                  42,335
Maxtor Corp. *                                             19,799                 100,183
Mercury Computer Systems, Inc. *                            2,133                  65,099
Metro One Telecomm, Inc. *                                  2,121                  13,680
Micros Systems, Inc. *                                      1,810                  40,580
Microtune, Inc. *                                           4,347                  13,606
MTS Systems Corp.                                           2,452                  24,569
NetScreen Technologies, Inc. * (a)                          1,224                  20,612
Nuance Communications, Inc. *                               3,577                   8,871
Overland Storage, Inc. *                                    1,211                  17,658
Packeteer, Inc. *                                           2,105                  14,440
Palm, Inc. * (a)                                            2,970                  46,629
PEC Solutions, Inc. * (a)                                     826                  24,697
Pinnacle Systems, Inc. *                                    5,922                  80,598
Plexus Corp. *                                              4,292                  37,684
QRS Corp. *                                                 1,695                  11,187
Quantum Corp. *                                            12,907                  34,462
Radiant Systems, Inc. *                                     1,908                  18,374
RadiSys Corp. *                                             1,745                  13,925
Rainbow Technologies, Inc. *                                2,585                  18,534
Redback Networks, Inc. * (a)                               10,065                   8,455
Riverstone Networks, Inc. *                                12,334                  26,148
Sandisk Corp. * (a)                                         5,824                 118,227
SCM Microsystems, Inc. *                                    2,391                  10,162
Silicon Storage Technology, Inc. *                          7,641                  30,870
Spectralink Corp. *                                         1,927                  13,836
Standard Microsystems Corp. *                               1,535                  29,887
TALX Corp.                                                  1,466                  18,941
Turnstone Systems, Inc. *                                   4,855                  13,109
Universal Display Corp. * (a)                               1,903                  15,015
Virage Logic Corp. * (a)                                    1,335                  13,390
Western Digital Corp. *                                    19,052                 121,742
Witness Systems, Inc. *                                     1,446                   4,974
                                                                               ----------
                                                                                1,894,869

CONSTRUCTION MATERIALS - 0.87%
Ameron International Corp.                                    283                  15,608
Applied Industrial Technologies, Inc.                       1,789                  33,812
Centex Construction Products, Inc.                            562                  19,754
Clarcor, Inc.                                               2,415                  77,932
Comfort Systems USA, Inc. *                                 5,298                  17,748
Florida Rock Industries, Inc.                               1,765                  67,158
Granite Construction, Inc.                                  3,223                  49,957
Insituform Technologies, Inc., Class A *                    2,281                  38,891
JLG Industries, Inc.                                        4,454                  33,539
Regal Beloit Corp.                                          2,238                  46,327
Roper Industries, Inc.                                      2,787                 102,004
Simpson Manufacturing, Inc. *                               1,318                  43,362
Standex International Corp.                                 1,191                  28,393
Trinity Industries, Inc. (a)                                3,525                  66,834
USG Corp. * (a)                                             3,542                  29,930
                                                                               ----------
                                                                                  671,249

CONSTRUCTION & MINING EQUIPMENT - 0.25%
Astec Industries, Inc. *                                    2,172                  21,568
Carbo Ceramics, Inc.                                          950                  32,015
CDI Corp. *                                                 1,102                  29,732
Dril-Quip, Inc. *                                             612                  10,343
Kaman Corp., Class A                                        2,512                  27,632
Parker Drilling Company *                                   9,869                  21,909
RPC, Inc.                                                   1,324                  15,358
W H Energy Services, Inc. *                                 2,177                  31,763
                                                                               ----------
                                                                                  190,320

CONTAINERS & GLASS - 0.39%
Crown Cork & Seal, Inc. *                                  15,437                 122,724
Earthshell Corp. * (a)                                      5,397                   3,130
Greif Brothers Corp., Class A                               1,245                  29,631
Jarden Corp. *                                              1,040                  24,825
Longview Fibre Company *                                    5,056                  36,555
Mobile Mini, Inc. * (a)                                     1,505                  23,584
Silgan Holdings, Inc. *                                       943                  23,273
West Pharmaceutical Services, Inc.                          1,523                  37,161
                                                                               ----------
                                                                                  300,883

COSMETICS & TOILETRIES - 0.14%
Chattem, Inc. *                                             1,114                  22,893
Del Labs, Inc. *                                               21                     422
Elizabeth Arden, Inc. * (a)                                 1,219                  18,041
Natures Sunshine Products, Inc.                             1,486                  14,429
Nu Skin Enterprises, Inc., Class A                          4,599                  55,050
                                                                               ----------
                                                                                  110,835

CRUDE PETROLEUM & NATURAL GAS - 0.50%
Cabot Oil & Gas Corp., Class A                              2,789                  69,111
Evergreen Resources, Inc. *                                 1,829                  82,031
Harvest Natural Resources, Inc. *                           3,061                  19,743
Hydril Company *                                            1,271                  29,958
Key Energy Services, Inc. *                                10,845                  97,280
Nuevo Energy Company *                                      1,973                  21,900
Patina Oil & Gas Corp.                                      2,170                  68,681
                                                                               ----------
                                                                                  388,704

DOMESTIC OIL - 1.51%
3Tec Energy Corp. *                                         1,787                  25,358
Berry Petroleum Company, Class A                            1,233                  21,023
Chesapeake Energy Corp.                                    14,208                 109,970
Comstock Resources, Inc. *                                  2,453                  22,788
Denbury Resources, Inc. *                                   2,154                  24,340
Encore Aquisition Company *                                   698                  12,857
Energy Partners, Ltd. *                                     2,364                  25,295
EnergySouth, Inc.                                             730                  20,586
Frontier Oil Corp.                                          2,739                  47,166
Grey Wolf, Inc. *                                          15,959                  63,676
Holly Corp.                                                   990                  21,631
Houston Exploration Company *                                 889                  27,203
Magnum Hunter Resources, Inc. *                             4,467                  26,579
Maverick Tube Corp. *                                       3,632                  47,325
Oil States International, Inc. *                            1,516                  19,556
Petroquest Energy, Inc. *                                   3,303                  13,707
Plains Exploration + Production Company *                   2,635                  25,691
Plains Resources, Inc. *                                    2,635                  31,225
Prima Energy Corp. *                                        1,121                  25,066
Quicksilver Resources, Inc. *                               1,039                  23,305
Range Resources Corp. *                                     5,977                  32,276
Remington Oil Gas Corp. *                                   1,817                  29,817
Spinnaker Exploration Company *                             2,360                  52,038
St. Mary Land & Exploration Company                         2,556                  63,900
Stone Energy Corp. *                                        1,903                  63,484
Swift Energy Company *                                      2,593                  25,074
Syntroleum Corp. *                                          1,825                   3,157
Tom Brown, Inc. *                                           3,266                  81,977
Unit Corp. *                                                3,912                  72,568
Vintage Petroleum, Inc.                                     4,886                  51,547
Westport Resources Corp. *                                  1,599                  33,259
World Fuel Services Corp.                                     917                  18,799
                                                                               ----------
                                                                                1,162,243

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                 VALUE
                                                           ------                 -----
DRUGS & HEALTH CARE - 5.19%
Advanced Tissue Sciences, Inc. *                            4,749              $      195
Aksys, Ltd. * (a)                                           2,734                  14,490
Alkermes, Inc. * (a)                                        5,743                  36,009
ALPHARMA, Inc., Class A (a)                                 2,765                  32,931
American Healthways, Inc. * (a)                             1,190                  20,825
AmeriPath, Inc. *                                           3,059                  65,768
Amsurg Corp. * (a)                                          1,955                  39,941
Antigenics, Inc. * (a)                                      2,421                  24,791
Arqule, Inc. *                                              2,385                   7,274
Arrow International, Inc.                                     931                  37,864
Atherogenics, Inc. *                                        2,965                  21,971
Atrix Labatories, Inc. * (a)                                2,258                  34,635
Avigen, Inc. * (a)                                          2,604                  14,869
Beverly Enterprises, Inc. *                                10,688                  30,461
Bio Technology General Corp. *                              6,014                  19,251
Bio-Rad Laboratories, Inc., Class A *                       1,692                  65,480
Biomarin Pharmaceutical, Inc. *                             3,768                  26,564
Bradley Pharmaceuticals Inc., Class A *                       918                  11,962
Cardia Science Inc. * (a)                                   7,443                  16,449
Cardiodynamics International Corp. * (a)                    4,412                  13,545
Cell Genesys, Inc. * (a)                                    3,495                  38,973
Cell Therapeutics, Inc. * (a)                               3,315                  24,100
Cepheid, Inc * (a)                                          3,151                  16,064
Cerus Corp. * (a)                                           1,508                  32,422
Chemed Corp.                                                1,012                  35,774
Cobalt Corp. *                                              1,298                  17,912
Columbia Laboratories, Inc. * (a)                           4,056                  13,628
Conmed Corp. *                                              2,595                  50,836
Cooper Company, Inc. (a)                                    4,084                 102,182
Corixa Corp. * (a)                                          4,515                  28,851
Curagen Corp. * (a)                                         5,186                  24,115
Curative Health Services, Inc. * (a)                          958                  16,526
CV Therapeutics, Inc. *                                     2,769                  50,451
Cyberonics, Inc. *                                          2,174                  40,002
D & K Wholesale Drug, Inc. (a)                              1,229                  12,586
Datascope Corp.                                             1,314                  32,589
Decode Genetics, Inc. * (a)                                 4,448                   8,229
Diversa Corp. *                                             2,638                  23,874
Duane Reade, Inc. *                                         2,100                  35,700
Endo Pharmaceutical Holdings, Inc. *                        2,065                  15,898
Enzo Biochem, Inc. *                                        2,319                  32,466
Enzon, Inc. * (a)                                           4,130                  69,054
Eon Labs, Inc. *                                            1,161                  21,955
Exact Sciences Corp. * (a)                                  1,320                  14,296
Gene Logic, Inc. *                                          2,978                  18,732
Genesis Health Ventures, Inc. *                             2,815                  43,492
Genta, Inc. * (a)                                           4,209                  32,367
Gentiva Health Services, Inc.                               2,544                  22,413
Genzyme Corp.-Biosurgery Division *                         4,975                  12,686
Geron Corp. * (a)                                           4,095                  14,742
Hanger Orthopedic Group, Inc *                              1,875                  24,656
Hologic, Inc. * (a)                                         2,085                  25,458
IDEXX Laboratories, Inc. *                                  3,150                 103,477
IDX Systems Corp. * (a)                                     1,428                  24,319
IGEN International, Inc. * (a)                              1,660                  71,131
ILEX Oncology, Inc. *                                       3,236                  22,846
Illumina, Inc. *                                            3,096                  10,434
ImClone Systems, Inc. * (a)                                 5,202                  55,250
Immucor Corp. *                                               919                  18,610
Immunogen, Inc. * (a)                                       4,668                  14,471
Immunomedics, Inc. *                                        4,560                  21,067
Impax Laboratories, Inc. *                                  2,917                  11,697
Inhale Therapeutic Systems, Inc. * (a)                      5,602                  45,264
Interpore International, Inc. *                             2,657                  17,005
Intuitive Surgical, Inc. * (a)                              3,114                  19,182
Invacare Corp.                                              2,616                  87,113
K-V Pharmaceutical Company, Class A *                       2,169                  50,321
Kensey Nash Corp. * (a)                                       954                  17,430
Landauer, Inc.                                                811                  28,182
Lifeline Systems, Inc. *                                      544                  12,202
Louisiana Jolla Pharmaceutical Company *                    4,439                  28,853
Luminex Corp. * (a)                                         1,972                   8,105
Magellan Health Services, Inc. *                            2,294                     367
Maxygen, Inc. *                                             3,237                  24,666
Medarex, Inc. *                                             7,290                  28,795
Mentor Corp.                                                1,894                  72,919
Meridian Medical Technologies, Inc. *                         427                  18,959
Merit Medical Systems, Inc. *                               1,356                  27,012
MGI Pharma, Inc. * (a)                                      2,826                  20,488
Mim Corp. * (a)                                             2,306                  13,375
Molecular Devices Corp. *                                   1,648                  27,143
NaPro BioTherapeutics, Inc. * (a)                           2,133                   1,450
NBTY, Inc. *                                                4,153                  73,010
NDCHealth Corp.                                             3,148                  62,645
NeoPharm, Inc. * (a)                                        1,196                  12,127
Ocular Sciences, Inc. *                                     1,752                  27,191
Onyx Pharmaceuticals, Inc. *                                1,591                   9,244
Orasure Technologies, Inc. * (a)                            2,396                  13,058
OrthoLogic Corp. *                                          4,606                  16,628
Owens & Minor, Inc. (a)                                     3,296                  54,120
Pacificare Health Systems, Inc. * (a)                       3,300                  92,730
Parexel International Corp. *                               2,455                  26,980
Penwest Pharmaceuticals Company * (a)                       1,556                  16,494
Perrigo Company *                                           6,077                  73,836
Pharmaceutical Resources, Inc. *                            1,728                  51,494
Pharmacopeia, Inc. *                                        2,732                  24,369
Polymedica Corp. * (a)                                        839                  25,875
PracticeWorks, Inc. * (a)                                   1,737                  13,722
Praecis Pharmaceuticals, Inc. *                             6,854                  22,275
Prime Hospitality Corp. *                                   4,505                  36,716
Prime Medical Services, Inc. *                              1,425                  12,355
Protein Design Labs, Inc. *                                 9,174                  77,979
Rehabcare Group, Inc. * (a)                                 1,580                  30,146
Respironics, Inc. *                                         3,251                  98,931
RLI Corp.                                                   1,124                  31,360
Scios, Inc. * (a)                                           4,442                 144,720
Sepracor, Inc. * (a)                                        7,011                  67,796
Sequenom, Inc. * (a)                                        4,199                   7,558
Sola International, Inc. *                                  2,362                  30,706
SonoSight, Inc. *                                           1,643                  21,474
Sunrise Assisted Living, Inc. * (a)                         1,811                  45,076
Supergen, Inc. * (a)                                        3,190                  11,580
Sybron Dental Specialties, Inc. *                           4,004                  59,459
Syncor International Corp. *                                1,840                  51,023
Theragenics Corp. *                                         3,629                  14,625
United Surgical Partners International, Inc * (a)           1,619                  25,290
US Oncology, Inc. *                                         6,733                  58,375
US Physical Therapy, Inc. *                                 1,434                  15,989
Ventana Medical Systems, Inc. * (a)                         1,469                  33,860
Versicor, Inc. * (a)                                        2,183                  23,555
VISX, Inc. *                                                4,857                  46,530
Vital Signs, Inc.                                             526                  15,717
VitalWorks, Inc. *                                          5,160                  19,866
Vivus, Inc. * (a)                                           3,917                  14,610
                                                                               ----------
                                                                                4,001,531

EDUCATIONAL SERVICES - 0.17%
Princeton Review, Inc. *                                    1,795                   8,885
Renaissance Learning, Inc. * (a)                            1,088                  20,563

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
EDUCATIONAL SERVICES - CONTINUED
Strayer Education, Inc.                                       827              $   47,553
Sylvan Learning Systems, Inc. *                             3,352                  54,973
                                                                               ----------
                                                                                  131,974

ELECTRICAL EQUIPMENT - 1.51%
A.O. Smith Corp.                                            1,628                  43,972
AMETEK, Inc.                                                3,126                 120,320
Anaren Microwave, Inc. * (a)                                2,662                  23,426
Anixter International, Inc. *                               2,994                  69,610
Artesyn Technologies, Inc. *                                3,191                  12,253
Artisan Components, Inc. *                                  1,330                  20,522
Audiovox Corp., Class A *                                   1,699                  17,569
Baldor Electric Company                                     2,985                  58,954
Bei Technologies Inc.                                       1,198                  13,406
Belden, Inc.                                                2,198                  33,454
C & D Technologies, Inc.                                    2,474                  43,716
C-COR.net Corp. *                                           3,854                  12,795
Cable Design Technologies Corp. *                           4,914                  28,993
Cohu, Inc.                                                  2,033                  29,885
Dupont Photomasks, Inc. *                                   1,281                  29,783
Electro Scientific Industries, Inc. *                       2,821                  56,420
Encore Wire Corp. *                                         1,634                  14,788
Excel Technology, Inc. *                                      933                  16,691
General Cable Corp.                                         4,713                  17,909
Genlyte Group, Inc. *                                       1,059                  32,998
Lecroy Corp. *                                              1,300                  14,430
Littelfuse, Inc. *                                          2,166                  36,519
Magnetek, Inc. *                                            1,970                   8,747
Methode Electronics, Inc., Class A                          3,563                  39,086
Penn Engineering & Manufacturing Corp.                      1,476                  15,719
Plug Power, Inc. * (a)                                      2,352                  10,560
Powell Industries, Inc. *                                     571                   9,752
Power-One, Inc. *                                           5,111                  28,979
Rayovac Corp. *                                             3,191                  42,536
SPS Technologies, Inc. *                                    1,166                  27,693
Thomas Industries, Inc.                                     1,344                  35,025
Universal Electronics, Inc. *                               1,799                  17,522
Vicor Corp. *                                               1,863                  15,372
W.H. Brady Company, Class A                                 1,879                  62,665
Watsco, Inc.                                                1,784                  29,222
Wilson Greatbatch Technologies, Inc. *                      1,996                  58,283
Woodhead Industries, Inc.                                   1,310                  14,803
                                                                               ----------
                                                                                1,164,377

ELECTRIC UTILITIES - 1.41%
Avista Corp.                                                4,770                  55,141
Black Hills Corp.                                           2,639                  69,986
Central Vermont Public Service Corp.                        1,493                  27,292
CH Energy Group, Inc.                                       1,503                  70,085
Cleco Corp.                                                 3,979                  55,706
Connecticut Water Service, Inc.                               897                  22,632
DQE, Inc.                                                   6,449                  98,283
El Paso Electric Company *                                  4,558                  50,138
Empire District Electric Company                            2,382                  43,352
GrafTech International, Ltd. *                              6,483                  38,639
MGE Energy, Inc.                                            1,350                  36,141
Otter Tail Power Company                                    2,552                  68,649
PNM Resources, Inc.                                         3,458                  82,369
Quanta Services, Inc. *                                     3,403                  11,910
Sierra Pacific Resources * (a)                             10,808                  70,252
Uil Holding Corp. (a)                                       1,225                  42,716
Unisource Energy Corp.                                      2,933                  50,712
Unitil Corp.                                                  981                  24,329
Westar Energy, Inc.                                         5,670                  56,133
WPS Resources Corp. (a)                                     3,000                 116,460
                                                                               ----------
                                                                                1,090,925

ELECTRONICS - 1.97%
Anadigics, Inc. * (a)                                       3,545                   9,146
Analogic Corp.                                                657                  33,039
AstroPower, Inc. * (a)                                      2,254                  18,009
Bell Microproducts, Inc. *                                  1,907                  10,565
Checkpoint Systems, Inc. * (a)                              3,595                  37,172
CTS Corp.                                                   3,376                  26,164
Cubic Corp.                                                 1,633                  30,096
Daktronics, Inc. *                                          1,756                  23,495
DDI Corp. *                                                 2,845                     626
DSP Group, Inc. *                                           2,766                  43,758
Electronics For Imaging, Inc. *                             5,231                  85,061
Engineered Support Systems, Inc.                            1,293                  47,401
FEI Company *                                               2,366                  36,176
FLIR Systems, Inc. *                                        1,542                  75,250
Foundry Networks, Inc. *                                    8,588                  60,460
Franklin Electric, Inc.                                       632                  30,342
Herley Industries, Inc. * (a)                               1,203                  20,942
Identix, Inc. * (a)                                         8,937                  46,026
II-VI, Inc. *                                               1,448                  23,255
Intermagnetics General Corp. *                              1,527                  29,990
Intermediate Telephone, Inc.                                1,778                  37,178
In Vision Technologies, Inc. *                              1,063                  28,021
Itron, Inc. *                                               2,104                  40,334
Lexar Media, Inc. *                                         3,862                  24,215
Lufkin Industries, Inc.                                       585                  13,718
Mentor Graphics Corp. *                                     6,585                  51,758
Merix Corp. * (a)                                           1,207                  10,139
Nu Horizons Electronics Corp. * *                           1,715                   9,913
Osi Systems, Inc. * (a)                                       591                  10,035
Park Electrochemical Corp.                                  1,829                  35,117
Photon Dynamics, Inc. * (a)                                 1,728                  39,398
Pixelworks, Inc. * (a)                                      3,337                  19,355
Planar Systems Inc. *                                       1,331                  27,459
Research Frontiers, Inc. * (a)                              1,474                  12,293
Rogers Corp. *                                              1,520                  33,820
SBS Technologies, Inc. *                                    1,502                  13,758
Sequa Corp., Class A *                                        696                  27,221
Silicon Graphics, Inc. *                                   15,047                  17,003
Stoneridge, Inc. *                                          1,325                  15,767
Supertex, Inc. *                                            1,226                  18,255
Sycamore Networks, Inc. *                                  17,024                  49,199
Technitrol, Inc.                                            3,861                  62,317
Thomas & Betts Corp. *                                      4,325                  73,092
Trimble Navigation, Ltd. *                                  2,630                  32,849
United Industrial Corp.                                       964                  15,424
Varian, Inc. *                                              2,974                  85,324
X-Rite, Inc.                                                2,706                  18,915
Zygo Corp. *                                                1,705                  11,918
                                                                               ----------
                                                                                1,520,768

ENERGY - 0.20%
Energen Corp.                                               3,068                  89,279
Fuelcell Energy, Inc. * (a)                                 3,342                  21,897
Headwaters, Inc. *                                          2,942                  45,630
                                                                               ----------
                                                                                  156,806

FEDERAL AGRICULTURE MTG. CORP. - 0.03%
Federal Agricultural Mortgage Corp., Class C * (a)            801                  24,543
                                                                               ----------

FINANCIAL SERVICES - 2.11%
Actrade Financial Technologies, Ltd. * (a)                    722                      72
Advanta Corp., Class B                                      2,677                  25,137
Amcore Financial, Inc.                                      2,213                  48,022
Ameritrade Holding Corp. *                                  9,688                  54,834
BKF Capital Group, Inc. *                                     725                  12,796

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
FINANCIAL SERVICES - CONTINUED
Cash America International, Inc.                            2,267              $   21,582
Charter Municipal Mortgage Acceptance Company, SBI          3,659                  63,557
Clark/Bardes, Inc. *                                        1,560                  30,030
Community Bank Systems, Inc.                                  926                  29,030
Correctional Properties Trust                               1,103                  23,935
Delphi Financial Group, Inc.                                1,226                  46,539
DVI, Inc. *                                                 1,454                  10,978
Financial Federal Corp. *                                   1,414                  35,534
First Charter Corp.                                         3,131                  56,358
First Financial Holdings, Inc.                              1,290                  31,940
First Republic Bank *                                       1,168                  23,348
First Street Bancorporation                                   685                  16,988
Firstfed Financial Corp. *                                  1,594                  46,146
Flushing Financial Corp.                                    1,127                  18,458
Friedman, Billings, Ramsey Group, Inc. * (a)                1,961                  18,355
Harbor Florida Bancshares, Inc.                             2,124                  47,832
Hawthorne Financial Corp. *                                   764                  21,805
Idine Rewards Network, Inc. * (a)                           1,847                  19,615
Impac Mortgage Holdings, Inc.                               3,779                  43,458
International Bancshares Corp.                              2,181                  86,040
Investors Real Estate Trust, SBI                            3,384                  33,772
ITLA Capital Corp. *                                          574                  19,074
Jeffries Group, Inc.                                        1,779                  74,665
Jones Lang Lasalle, Inc. *                                  3,098                  47,647
Keystone Property Trust Corp., REIT                         1,682                  28,544
Knight Trading Group, Inc. *                                8,495                  40,691
Metris Companies, Inc.                                      3,091                   7,635
National Health Realty, Inc., REIT                          1,726                  25,200
NBT Bancorp, Inc.                                           2,869                  48,974
NCO Group, Inc. *                                           2,134                  34,037
New Century Financial Corp. (a)                             1,677                  42,579
Oceanfirst Financial Corp.                                  1,082                  24,291
Ocwen Financial Corp. *                                     4,051                  11,343
PennFed Financial Services, Inc.                              505                  13,711
Saxon Capital, Inc. *                                       2,556                  31,976
Seacoast Financial Services Corp.                           2,166                  43,344
SWS Group, Inc. (a)                                         1,492                  20,232
Thornburg Mortgage Asset Corp. (a)                          3,999                  80,380
Triad Guaranty, Inc. *                                        715                  26,355
UMB Financial Corp.                                         1,265                  48,400
United Community Financial Corp.                            2,999                  25,941
Westcorp, Inc.                                              1,228                  25,788
WFS Financial, Inc. *                                         594                  12,421
WSFS Financial Corp.                                          738                  24,332
                                                                               ----------
                                                                                1,623,721

FOOD & BEVERAGES - 1.51%
Alico, Inc.                                                   540                  14,364
American Italian Pasta Company, Class A * (a)               1,548                  55,697
Bob Evans Farms, Inc.                                       3,202                  74,767
Boston Beer Company, Inc. * *                               1,198                  17,131
Chiquita Brands International, Inc. *                       3,732                  49,486
Corn Products International, Inc.                           3,279                  98,796
Del Monte Foods Company *                                   2,715                  20,906
Farmer Brothers Company                                        76                  23,484
Fisher Communications, Inc. *                                 445                  23,460
Fleming Companies, Inc. (a)                                 5,111                  33,579
Flowers Foods, Inc.                                         2,331                  45,478
Hain Celestial Group, Inc. *                                2,330                  35,416
Horizon Organic Holding Corp. *                             1,076                  17,420
International Multifoods Corp. *                            1,671                  35,409
Interstate Bakeries Corp.                                   4,151                  63,303
J & J Snack Foods Corp. *                                     621                  22,176
Lance, Inc.                                                 2,787                  32,995
Monterey Pasta Company *                                    1,979                   7,421
Peets Coffee & Tea, Inc. *                                  1,267                  17,903
Pilgrims Pride Corp. (a)                                    1,667                  13,669
Ralcorp Holdings, Inc. *                                    2,810                  70,643
Riviana Foods, Inc.                                           697                  18,834
Robert Mondavi Corp., Class A *                               960                  29,760
Sensient Technologies Corp.                                 4,200                  94,374
Tasty Baking Company                                        1,588                  13,816
The J.M. Smucker Company                                    4,242                 168,874
The Steak & Shake Company *                                 2,823                  28,230
Triarc Companies, Inc., Class A *                           1,349                  35,398
                                                                               ----------
                                                                                1,162,789

FOREST PRODUCTS - 0.25%
Caraustar Industries, Inc. *                                3,059                  28,999
Deltic Timber Corp.                                         1,180                  31,506
Louisiana Pacific Corp. *                                   9,976                  80,407
Pope & Talbot, Inc.                                         1,911                  27,251
Universal Fast Products, Inc.                               1,317                  28,080
                                                                               ----------
                                                                                  196,243

FUNERAL SERVICES - 0.23%
Alderwoods Group, Inc. *                                    5,517                  26,090
Service Corp. International *                              29,138                  96,738
Stewart Enterprises, Inc., Class A *                        9,517                  53,019
                                                                               ----------
                                                                                  175,847

FURNITURE & FIXTURES - 0.11%
American Woodmark Corp.                                       460                  21,850
Kimball International, Inc., Class B                        3,390                  48,307
Stanley Furniture Company, Inc. *                             727                  16,903
                                                                               ----------
                                                                                   87,060

GAS & PIPELINE UTILITIES - 1.71%
AGL Resources, Inc.                                         5,005                 121,621
American States Water Company                               1,539                  35,628
Atmos Energy Corp.                                          3,831                  89,339
California Water Service Group                              1,484                  35,096
Cascade Natural Gas Corp.                                   1,188                  23,760
Global Industries, Ltd. *                                   6,817                  28,427
Middlesex Water Company                                       974                  20,425
New Jersey Resources Corp.                                  2,500                  78,975
Northwest Natural Gas Company                               2,367                  64,051
Northwestern Corp. (a)                                      4,237                  21,524
Nui Corp.                                                   1,496                  25,821
ONEOK, Inc.                                                 5,234                 100,493
Piedmont Natural Gas, Inc.                                  2,599                  91,875
Semco Energy, Inc.                                          2,688                  16,397
SJW Corp.                                                     178                  13,893
South Jersey Industries, Inc.                               1,115                  36,817
Southern Union Company *                                    4,174                  68,871
Southwest Gas Corp.                                         3,248                  76,165
Southwest Water Company (a)                                 1,451                  19,227
Southwestern Energy Company *                               2,877                  32,942
The Laclede Group, Inc.                                     1,697                  41,067
UGI Corp.                                                   2,517                  94,111
Western Gas Resources, Inc.                                 1,888                  69,573
WGL Holdings, Inc.                                          4,635                 110,869
                                                                               ----------
                                                                                1,316,967

GOLD - 0.04%
Royal Gold, Inc. (a)                                        1,168                  29,108
                                                                               ----------

HEALTHCARE PRODUCTS - 0.63%
Advanced Neuromodulation Systems, Inc. * (a)                  883                  30,993
Align Technology, Inc. * (a)                                4,739                  13,085
American Medical Systems Holdings, Inc. *                   2,063                  33,441

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
HEALTHCARE PRODUCTS - CONTINUED
Arthrocare Corp. * (a)                                      2,428              $   23,916
Coherent, Inc. *                                            2,925                  58,354
Conceptus, Inc. * (a)                                       1,833                  21,959
EPIX Medical, Inc. *                                        1,409                  10,187
Esperion Therapeutics, Inc. *                               3,899                  27,714
INAMED Corp. *                                              1,171                  36,067
Inverness Medical Innovations, Inc. * (a)                     955                  12,558
Priority Healthcare Corp., Class B *                        2,543                  58,998
Therasense, Inc. * (a)                                      2,286                  19,088
Thoratec Labs Corp. *                                       5,332                  40,683
Viasys Healthcare, Inc. *                                   2,631                  39,176
Wright Medical Group, Inc. * (a)                            1,815                  31,688
Zoll Medical Corp. *                                          854                  30,462
                                                                               ----------
                                                                                  488,369

HEALTHCARE SERVICES - 0.70%
Apria Healthcare Group, Inc. *                              3,971                  88,315
CorVel Corp. *                                                710                  25,383
Cross Country, Inc. * (a)                                   3,171                  44,235
DIANON Systems, Inc. *                                        761                  36,307
Eclipsys Corp. *                                            4,017                  21,491
IMPATH, Inc. * (a)                                          1,734                  34,195
Kindred Healthcare, Inc. *                                  1,412                  25,629
Medical Staffing Network Holdings, Inc. * (a)                 667                  10,672
National Healthcare Corp. *                                   903                  15,803
Odyssey Healthcare, Inc. *                                  1,099                  38,135
Pediatrix Medical Group, Inc. *                             2,155                  86,329
Radiologix Inc. *                                           2,052                   4,740
Select Medical Corp. *                                      1,731                  23,351
Sierra Health Services, Inc. *                              2,812                  33,772
The Advisory Board Company *                                  539                  16,116
Unilab Corp. *                                              1,885                  34,496
                                                                               ----------
                                                                                  538,969

HOLDINGS COMPANIES/CONGLOMERATES - 0.07%
Horace Mann Educators Corp.                                 3,433                  52,628
                                                                               ----------

HOMEBUILDERS - 0.40%
Beazer Homes USA, Inc. *                                    1,132                  68,599
Champion Enterprises, Inc. * (a)                            4,914                  14,005
Hovnanian Enterprises, Inc., Class A * (a)                  1,283                  40,671
M.D.C. Holdings, Inc.                                       1,860                  71,164
Meritage Corp. *                                              711                  23,925
Palm Harbor Homes, Inc. * (a)                               1,865                  32,582
Schottenstein Homes, Inc.                                   1,071                  29,774
Walter Industries, Inc.                                     2,580                  27,941
                                                                               ----------
                                                                                  308,661

HOTELS & RESTAURANTS - 1.65%
AFC Enterprises, Inc. *                                     1,262                  26,515
Alliance Gaming Corp. *                                     4,041                  68,818
Ameristar Casinos, Inc. * (a)                                 984                  13,874
Argosy Gaming Corp. *                                       2,400                  45,432
Aztar Corp. *                                               3,237                  46,224
Boca Resorts, Inc., Class A *                               2,760                  29,532
Boyd Gaming Corp. * (a)                                     2,831                  39,776
Buca, Inc. * (a)                                            1,986                  16,524
California Pizza Kitchen, Inc. *                            1,301                  32,785
Champps Entertainment, Inc. * (a)                           1,352                  12,858
Choice Hotels, Inc. *                                       1,989                  45,150
CKE Restaurants, Inc. *                                     5,897                  25,357
Dover Downs Gaming & Entertainment, Inc.                    1,048                   9,526
Hollywood Casino Corp. *                                    1,226                  15,055
IHOP Corp. *                                                1,908                  45,792
Jack In the Box, Inc. *                                     3,304                  57,126
La Quinta Corp. *                                          14,504                  63,818
Landry's Restaurants, Inc.                                  2,100                  44,604
Lone Star Steakhouse & Saloon, Inc.                         1,749                  33,826
Luby's Cafeterias, Inc. *                                   4,129                  12,015
Magna Entertainment Corp., Class A * (a)                    4,752                  29,462
Marcus Corp.                                                2,122                  30,132
Mtr Gaming Group, Inc. *                                    2,421                  19,271
O'Charley's, Inc. *                                         1,700                  34,901
P.F. Chang's China Bistro, Inc. * (a)                       1,618                  58,733
Panera Bread Company, Class A * (a)                         2,083                  72,509
Papa Johns International, Inc. * (a)                        1,296                  36,133
RARE Hospitality International, Inc. *                      1,921                  53,058
RFS Hotel Investors, Inc., REIT                             3,133                  34,024
Ryan's Family Steak Houses, Inc. *                          4,387                  49,793
Shuffle Master, Inc. * (a)                                  1,731                  33,080
Sonic Corp. *                                               3,599                  73,744
Station Casinos, Inc. * (a)                                 3,318                  58,729
Wyndham International, Inc., Class A *                     13,599                   3,128
                                                                               ----------
                                                                                1,271,304

HOUSEHOLD APPLIANCES - 0.28%
Bassett Furniture Industries, Inc.                          1,391                  19,919
Foamex International, Inc. *                                4,621                  14,602
Libbey, Inc.                                                1,678                  43,628
LS Starrett Company                                         1,129                  18,741
Mission West Properties, Inc.                               2,324                  23,008
National Presto Industries, Inc.                              547                  16,071
The Toro Company                                            1,208                  77,191
Vialta, Inc. *                                                 19                       6
Westpoint Stevens, Inc. * (a)                               3,195                   1,885
                                                                               ----------
                                                                                  215,051

HOUSEHOLD PRODUCTS - 0.42%
Bel Fuse, Inc., Class B                                     1,027                  20,694
Blyth Industries, Inc.                                      3,096                  82,849
Boyds Collection, Ltd. *                                    2,350                  15,628
Central Garden & Pet Company *                              1,381                  25,562
Department 56, Inc. *                                       1,386                  17,879
Graphic Packaging Intl Corp. *                              2,633                  14,850
Martha Stewart Living Omnimedia, Inc., Class A *            1,025                  10,117
Playtex Products, Inc. *                                    2,817                  27,832
Topps, Inc. *                                               3,633                  31,607
Tupperware Corp.                                            4,901                  73,907
                                                                               ----------
                                                                                  320,925

INDUSTRIAL MACHINERY - 1.61%
Alamo Group, Inc.                                             986                  12,079
Albany International Corp., Class A                         2,512                  51,898
Briggs & Stratton Corp.                                     2,047                  86,936
Cascade Corp.                                               1,018                  16,237
Circor International, Inc.                                  1,049                  16,679
Cognex Corp. *                                              3,376                  62,220
Energy Conversion Devices, Inc. *                           1,664                  16,309
Gardner Denver, Inc. *                                      1,585                  32,176
Gorman Rupp Company                                           936                  21,996
IDEX Corp.                                                  2,594                  84,824
Kadant, Inc. *                                              1,641                  24,615
Kaydon Corp.                                                2,767                  58,688
Kennametal, Inc.                                            3,222                 111,095
Lindsay Manufacturing Company                               1,050                  22,470
Manitowoc, Inc.                                             2,354                  60,027
Milacron, Inc.                                              1,687                  10,038
Mueller Industry, Inc. *                                    2,792                  76,082
NACCO Industries, Inc., Class A                               611                  26,743
NN, Inc.                                                    1,725                  17,233
Osmonics, Inc. *                                              883                  14,958
Presstek, Inc. * (a)                                        3,525                  16,250
Quixote Corp.                                                 607                  10,962

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
INDUSTRIAL MACHINERY - CONTINUED
Roanoke Electric Steel Corp.                                1,363              $   12,949
Robbins & Myers, Inc.                                       1,111                  20,442
Semitool, Inc. *                                            2,192                  13,612
Stewart & Stevenson Services, Inc.                          2,895                  40,935
SureBeam Corp., Class A * (a)                               6,559                  26,498
Tecumseh Products Company, Class A                          1,316                  58,075
Tennant Company                                               937                  30,546
Tredegar Industries, Inc.                                   2,797                  41,955
Triumph Group, Inc. *                                       1,475                  47,112
U.S. Industries, Inc. *                                     8,060                  21,198
UNOVA, Inc. *                                               4,572                  27,432
Valmont Industries, Inc.                                    1,221                  23,687
Watts Industries, Inc., Class A                             1,650                  25,971
                                                                               ----------
                                                                                1,240,927

INDUSTRIALS - 0.05%
Brooks-Pri Automation, Inc. *                               3,609                  41,359
                                                                               ----------

INSURANCE - 1.61%
Alfa Corp.                                                  3,517                  42,243
American Physicians Capital Inc. *                            996                  18,735
AMERIGROUP Corp. *                                            902                  27,340
Argonaut Group, Inc. (a)                                    2,364                  34,869
Baldwin & Lyons, Inc., Class B                                602                  14,177
CenturyBusiness Services, Inc. *                            8,326                  22,064
Citizens, Inc. Class A *                                    2,224                  16,680
CNA Surety Corp. *                                          2,170                  17,035
Commerce Group, Inc.                                        2,287                  85,740
Crawford & Company, Class B (a)                             3,367                  16,835
FBL Financial Group, Inc., Class A                          1,343                  26,148
Financial Industries Corp.                                  1,515                  21,574
Fremont General Corp. (a)                                   6,814                  30,595
Harleysville Group, Inc.                                    2,769                  73,185
Hilb, Rogal and Hamilton Company                            3,041                 124,377
Landamerica Financial Group, Inc.                           1,704                  60,407
Liberty Corp.                                               1,533                  59,480
Midland Company                                               754                  14,326
National Western Life Insurance Company, Class A *            187                  17,952
Navigators Group, Inc. *                                      412                   9,455
Odyssey Re Holdings Corp.                                   1,412                  24,992
Ohio Casualty Corp. *                                       5,080                  65,786
Philadelphia Consolidated Holding Corp. *                   1,588                  56,215
PMA Capital Corp., Class A (a)                              2,756                  39,493
Presidential Life Corp.                                     2,354                  23,375
Proassurance Corp. *                                        2,296                  48,216
Selective Insurance Group, Inc.                             2,549                  64,184
State Auto Financial Corp.                                  1,276                  19,778
Stewart Information Services Corp. *                        1,594                  34,096
UICI *                                                      3,997                  62,153
United Fire & Casualty Company                                780                  26,091
Universal American Financial Corp. *                        2,509                  14,600
Vesta Insurance Group, Inc.                                 3,708                  10,197
Zenith National Insurance Corp.                               899                  21,144
                                                                               ----------
                                                                                1,243,537

INTERNET CONTENT - 0.40%
Alloy, Inc. * (a)                                           3,509                  38,424
CNET Networks, Inc. *                                      12,481                  33,824
Harris Interactive, Inc. *                                  5,052                  14,903
Looksmart, Ltd. * (a)                                       8,351                  20,711
NetFlix, Inc. * (a)                                         1,132                  12,463
Overture Service, Inc. *                                    4,933                 134,720
ProQuest Company *                                          1,679                  32,908
Safeguard Scientifics, Inc. *                              12,544                  17,060
                                                                               ----------
                                                                                  305,013

INTERNET RETAIL - 0.10%
1-800-Flowers.com, Inc. *                                   1,255                   7,844
Freemarkets, Inc. * (a)                                     4,179                  26,908
Priceline.com, Inc. * (a)                                  11,866                  18,986
Stamps.com, Inc. *                                          4,933                  23,037
                                                                               ----------
                                                                                   76,775

INTERNET SERVICE PROVIDER - 0.23%
Earthlink, Inc. * (a)                                      13,083                  71,302
eSPEED, Inc., Class A *                                     2,264                  38,354
Register.com, Inc. *                                        4,026                  18,117
TriZetto Group, Inc. *                                      3,184                  19,550
United Online, Inc. *                                       2,105                  33,556
                                                                               ----------
                                                                                  180,879

INTERNET SOFTWARE - 0.97%
Agile Software Corp. *                                      3,889                  30,101
Akamai Technologies, Inc. * (a)                            10,694                  18,501
Ariba, Inc. * (a)                                          26,497                  65,713
Digital River, Inc. *                                       2,670                  31,907
E.piphany, Inc. *                                           6,943                  28,952
eResearch Technology, Inc. * (a)                              850                  14,238
F5 Networks, Inc. * (a)                                     2,099                  22,543
Inktomi Corp. *                                             7,729                  12,366
Internet Security Systems, Inc. *                           3,819                  70,002
Interwoven, Inc. *                                         10,276                  26,718
Keynote Systems, Inc. *                                     2,773                  21,408
Liberate Technologies, Inc. *                               9,622                  13,759
Openwave Systems, Inc. *                                   17,306                  34,612
PC-Tel, Inc. *                                              2,993                  20,293
Quovadx, Inc. *                                             4,396                  10,638
Raindance Communications, Inc. *                            5,636                  18,204
Retek, Inc. *                                               6,360                  17,299
RSA Security, Inc. *                                        4,683                  28,051
S1 Corp. *                                                  7,439                  33,178
Sonicblue, Inc. * (a)                                       5,912                   2,660
TIBCO Software, Inc. *                                      8,299                  51,288
ValueClick, Inc. * (a)                                      7,984                  22,275
Verity, Inc. *                                              2,062                  27,612
Vignette Corp. *                                           17,380                  21,325
Vitria Technology, Inc. *                                   5,000                   3,750
Watchguard Technologies, Inc. *                             3,200                  20,419
WebEx Communications, Inc. * (a)                            2,494                  37,410
WebMethods, Inc. * (a)                                      4,748                  39,029
                                                                               ----------
                                                                                  744,251

INVESTMENT COMPANIES - 0.19%
American Capital Strategies, Ltd. (a)                       3,769                  81,373
Gabelli Asset Management, Inc., Class A * (a)                 622                  18,685
Gladstone Capital Corp.                                     1,186                  19,533
MCG Capital Corp. (a)                                       2,344                  25,175
                                                                               ----------
                                                                                  144,766

LEISURE TIME - 1.07%
4Kids Entertainment, Inc. * (a)                               971                  21,440
Action Performance Companies, Inc. (a)                      1,631                  30,989
AMC Entertainment, Inc. *                                   2,889                  25,568
Arctic Cat, Inc.                                            1,666                  26,656
Bally Total Fitness Holding Corp. * (a)                     3,405                  24,141
Churchill Downs, Inc. (a)                                     618                  23,595
Concord Camera Corp. *                                      3,177                  17,251
Gaylord Entertainment Company *                             2,111                  43,486
Handleman Company *                                         2,686                  30,889
Hollywood Entertainment Corp. *                             5,191                  78,384
Isle of Capri Casinos, Inc. *                               1,326                  17,556
K2, Inc. *                                                  1,880                  17,672
Marvel Enterprises, Inc. * (a)                              1,614                  14,494
Movie Gallery, Inc. *                                       1,622                  21,086
Multimedia Games, Inc. * (a)                                1,074                  29,492

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                 VALUE
                                                           ------                 -----
LEISURE TIME - CONTINUED
Navigant International Inc. *                               1,518                $ 18,717
Parkervision, Inc. * (a)                                    1,444                  11,783
Penn National Gaming, Inc. *                                3,081                  48,865
Pinnacle Entertainment, Inc. *                              2,625                  18,191
Racing Champions Ertl Corp. *                                 783                  10,688
Scientific Games Corp., Class A *                           5,270                  38,260
SCP Pool Corp. * (a)                                        1,769                  51,655
Speedway Motorsports, Inc.                                  1,418                  36,556
Sturm Ruger & Company, Inc.                                 1,977                  18,920
The Nautilus Group, Inc. * (a)                              2,584                  34,522
THQ, Inc. * (a)                                             3,845                  50,946
Vail Resorts, Inc. * (a)                                    1,093                  16,581
West Marine, Inc. *                                         1,227                  16,798
WMS Industries, Inc. *                                      2,219                  33,241
                                                                                 --------
                                                                                  828,422

LIFE SCIENCES - 0.08%
Incyte Pharmacuticals, Inc. *                               7,345                  33,493
Symyx Technologies, Inc. *                                  2,335                  29,398
                                                                                 --------
                                                                                   62,891

MANUFACTURING - 0.81%
Aaon, Inc. *                                                1,089                  20,070
Actuant Corp., Class A *                                      866                  40,226
Acuity Brands, Inc.                                         4,259                  57,667
Armor Holdings, Inc. *                                      2,295                  31,602
Barnes Group, Inc.                                          1,180                  24,013
Carlisle Companies, Inc.                                    2,886                 119,423
CoorsTek, Inc. *                                              951                  24,298
Cuno, Inc. *                                                1,385                  45,871
Esco Technologies, Inc. *                                   1,084                  40,108
Hexcel Corp. *                                              2,561                   7,683
Joy Global, Inc. *                                          4,748                  53,462
Lydall, Inc. *                                              1,478                  16,775
Mathews International Corp., Class A                        2,610                  58,284
Mine Safety Appliances Company                                892                  28,767
Nordson Corp.                                               2,284                  56,712
                                                                                 --------
                                                                                  624,961

MEDICAL-HOSPITALS - 0.42%
Centene Corp. *                                               414                  13,906
ICU Medical, Inc. *                                           996                  37,151
Per-Se Technologies, Inc. *                                 3,307                  29,661
Possis Medical, Inc. *                                      1,675                  30,150
Province Healthcare Company * (a)                           4,534                  44,116
PSS World Medical, Inc. *                                   7,466                  51,067
ResMed, Inc. *                                              2,993                  91,496
VCA Antech, Inc. *                                          1,803                  27,045
                                                                                 --------
                                                                                  324,592

METAL & METAL PRODUCTS - 0.14%
Commercial Metals Company                                   2,197                  35,679
Lawson Products, Inc. *                                       474                  14,685
Quanex Corp.                                                1,637                  54,839
                                                                                 --------
                                                                                  105,203

MINING - 0.42%
Brush Wellman, Inc. *                                       2,262                  12,441
Century Aluminum Company                                    1,393                  10,322
Cleveland-Cliffs, Inc. *                                      908                  18,024
Hecla Mining Company * (a)                                  8,898                  45,024
Lincoln Electric Holding, Inc.                              2,998                  69,404
Oregon Steel Mills, Inc. *                                  3,649                  14,669
Penn Virginia Corp.                                           803                  29,189
RTI International Metals, Inc. *                            2,452                  24,765
Southern Peru Copper Corp.                                  1,588                  22,867
Stillwater Mining Company *                                 4,578                  24,492
USEC, Inc.                                                  8,245                  49,635
                                                                                 --------
                                                                                  320,832

MOBILE HOMES - 0.16%
Coachmen Industries, Inc.                                   1,741                  27,508
Fleetwood Enterprises, Inc. * (a)                           3,265                  25,630
Skyline Corp.                                                 711                  20,975
Winnebago Industries, Inc. (a)                              1,161                  45,546
                                                                                 --------
                                                                                  119,659

NEWSPAPERS - 0.06%
Journal Register Company *                                  2,751                  48,913
                                                                                 --------

OFFICE FURNISHINGS & SUPPLIES - 0.29%
Global Imaging Systems, Inc. *                              1,013                  18,619
Imagistics International, Inc. *                            1,440                  28,800
Office Max, Inc. *                                         11,870                  59,350
The Standard Register Company                               1,877                  33,786
United Stationers, Inc. *                                   2,854                  82,198
                                                                                 --------
                                                                                  222,753

PAPER - 0.27%
Buckeye Technologies, Inc. *                                2,711                  16,673
Caseys General Stores, Inc.                                 3,662                  44,713
Chesapeake Corp.                                            1,589                  28,364
Potlatch Corp.                                              2,691                  64,261
Rock-Tenn Company, Class A                                    953                  12,846
Wausau-Mosinee Paper Corp.                                  3,656                  41,020
                                                                                 --------
                                                                                  207,877

PETROLEUM SERVICES - 0.71%
Atwood Oceanics, Inc. *                                       827                  24,893
Cal Dive International, Inc. *                              3,518                  82,673
Gulfmark Offshore, Inc. *                                   1,469                  21,668
Hanover Compressor Company * (a)                            4,972                  45,643
Horizon Offshore, Inc. *                                    1,429                   7,116
Input/Output, Inc. *                                        5,572                  23,681
Lone Star Technologies, Inc. *                              3,148                  46,874
Newpark Resources, Inc. * (a)                               7,904                  34,382
Oceaneering International, Inc. *                           2,278                  56,358
SEACOR SMIT, Inc. *                                         1,685                  74,983
Superior Energy Services, Inc. *                            4,747                  38,925
Tesoro Petroleum Corp. *                                    7,224                  32,652
Universal Compression Holdings, Inc. *                      1,639                  31,354
Veritas DGC, Inc. * (a)                                     3,828                  30,241
                                                                                 --------
                                                                                  551,443

PHARMACEUTICALS - 0.93%
aaiPharma, Inc. * (a)                                       1,350                  18,927
Abgenix, Inc. *,                                            7,853                  57,877
Alexion Pharmaceuticals, Inc. * (a)                         1,942                  27,421
Allos Therapeutics, Inc. * (a)                              2,527                  19,003
American Pharmaceutical Partners, Inc. *                      981                  17,462
Amylin Pharmaceuticals, Inc. *                              6,048                  97,615
Array BioPharma, Inc. *                                     1,833                  10,173
Bentley Pharmaceuticals, Inc. *                             1,287                  10,360
Connetics Corp. *                                           2,797                  33,620
Cubist Pharmaceuticals, Inc. * (a)                          2,712                  22,320
First Horizon Pharmaceutical Corp. *                        2,335                  17,461
Guilford Pharmaceuticals, Inc. *                            3,383                  13,464
Isis Pharmaceuticals, Inc. * (a)                            4,672                  30,789
Ligand Pharmaceuticals, Inc., Class B * (a)                 4,978                  26,732
Nabi Biopharmaceuticals *                                   3,987                  24,719
Noven Pharmaceuticals, Inc. *                               2,065                  19,060
NPS Pharmaceuticals, Inc. * (a)                             2,828                  71,181
OSI Pharmaceuticals, Inc. *                                 3,696                  60,614
Pozen, Inc. *                                               3,276                  16,871
Regeneron Pharmaceuticals, Inc. * (a)                       3,445                  63,767

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
PHARMACEUTICALS - CONTINUED
Salix Pharmaceuticals, Ltd. *                               2,117              $   14,798
Triangle Pharmaceuticals, Inc. * (a)                        3,415                  20,285
United Therapeutics Corp. * (a)                             1,587                  26,503
                                                                               ----------
                                                                                  721,022

PHOTOGRAPHY - 0.02%
CPI Corp.                                                   1,139                  16,504
                                                                               ----------

PLASTICS - 0.04%
Spartech Corp.                                              1,434                  29,583
                                                                               ----------

POLLUTION CONTROL - 0.14%
Stericycle, Inc. *                                          3,291                 106,559
                                                                               ----------

PUBLISHING - 0.32%
Consolidated Graphics, Inc. *                               1,096                  24,386
Courier Corp.                                                 357                  16,365
Hollinger International, Inc., Class A                      5,201                  52,842
John H. Harland Company                                     2,890                  63,956
Mail-Well Holdings, Inc. *                                  5,410                  13,525
Playboy Enterprises, Inc., Class B * (a)                    1,449                  14,678
PRIMEDIA, Inc. *                                           13,844                  28,519
Pulitzer, Inc.                                                798                  35,870
                                                                               ----------
                                                                                  250,141

RAILROADS & EQUIPMENT - 0.34%
Florida East Coast Indiana, Inc.                            2,246                  52,107
Genesee & Wyoming, Inc. *                                   1,327                  27,004
J.B. Hunt Transport Services, Inc. *                        2,215                  64,900
Kansas City Southern *                                      5,963                  71,556
Wabtec Corp.                                                3,314                  46,529
                                                                               ----------
                                                                                  262,096

REAL ESTATE - 5.36%
Aaron Rents, Inc., Class B                                  1,280                  28,006
Acadia Realty Trust, REIT                                   2,799                  20,769
Alexander's, Inc., REIT *                                     279                  18,009
Alexandria Real Estate Equities, Inc., REIT                 1,733                  73,826
Amli Residential Properties Trust, REIT *                   1,370                  29,154
Anthracite Capital, Inc., REIT (a)                          3,860                  42,074
Anworth Mortgage Asset Corp., REIT                          1,983                  24,926
Apex Mortgage Capital, Inc.                                 3,256                  21,294
Associated Estates Realty Corp., REIT                       3,834                  25,880
Avatar Holdings, Inc. *                                       521                  11,983
Bedford Property Investments, Inc.                          1,414                  36,326
Boykin Lodging Company, REIT                                2,650                  24,725
Brandywine Realty Trust, REIT                               2,713                  59,171
Capital Automotive, REIT                                    2,061                  48,846
Capstead Mortage Corp., REIT                                1,175                  28,964
CBL & Associates Properties, Inc., RIETS                    1,675                  67,084
Chateau Communities, Inc., REIT                             2,273                  52,279
Chelsea Property Group, Inc., REIT                          2,495                  83,108
Colonial Properties Trust SBI                               1,191                  40,423
Commercial Net Lease Realty, REIT                           3,374                  51,723
Cornerstone Realty Income Trust, Inc., REIT                 5,232                  41,647
Corporate Office Properties Trust, REIT                     1,897                  26,615
Corrections Corp. of America *                              2,719                  46,631
Crown American Realty Trust, REIT                           3,397                  31,252
EastGroup Properties, Inc., REIT                            1,528                  38,964
Entertainment Properties Trust, REIT                        1,388                  32,646
Equity Inns, Inc., REIT                                     4,932                  29,691
Essex Property Trust, REIT                                  1,350                  68,648
FBR Asset Investment Corp.,                                 1,646                  55,799
Federal Realty Investment Trust, REIT                       3,390                  95,327
Felcor Lodging Trust, Inc., REIT                            4,765                  54,512
Gables Residential Trust, REIT                              2,422                  60,380
Getty Realty Corp., REIT                                    1,475                  27,951
Glenborough Realty Trust, Inc., REIT                        1,561                  27,817
Glimcher Realty Trust                                       2,917                  51,777
Great Lakes REIT, Inc., REIT                                1,489                  24,792
Health Care REIT, Inc.                                      3,444                  93,160
Healthcare Realty Trust                                     3,778                 110,506
Heritage Property Investment Trust, Inc., REIT              1,801                  44,971
Home Properties of New York, Inc., REIT                     2,380                  81,991
HRPT Properties Trust, REIT                                12,662                 104,335
Innkeepers USA Trust, REIT                                  2,806                  21,494
Insignia Financial Group, Inc. *                            2,536                  18,386
IRT Property Company                                        3,032                  35,990
JDN Realty Corp.                                            3,714                  40,668
Kilroy Realty Corp., REIT                                   2,482                  57,210
Koger Equity, Inc.                                          1,942                  30,295
Kramont Realty Trust, REIT                                  2,226                  32,611
LaSalle Hotel Properties, REIT                              1,865                  26,110
Lexington Corporate Property Trust, REIT                    2,354                  37,429
LNR Property Corp.                                          2,122                  75,119
LTC Properties, Inc., REIT                                  2,827                  18,997
Manufactured Home Communities, Inc.                         1,352                  40,060
MeriStar Hospitality Corp., REIT                            4,717                  31,132
MFA Mortgage Investments, Inc., REIT                        4,241                  35,624
Mid-America Apartment Communities, Inc.                     1,479                  36,162
Mid-Atlantic Realty Trust, SBI                              1,868                  32,503
National Health Investments, Inc., REIT                     2,104                  33,832
Nationwide Health Properties, Inc., REIT                    4,543                  67,827
Novastar Financial, Inc. (a)                                  854                  26,500
Pan Pacific Retail Properties, Inc., REIT                   3,048                 111,343
Parkway Properties, Inc.                                      730                  25,608
Pennsylvania Real Estate Investment SBI                     1,230                  31,980
Post Properties, Inc., REIT                                 3,132                  74,855
Prentiss Properties Trust, REIT                             2,801                  79,212
PS Business Parks, Inc., REIT                                 965                  30,687
RAIT Investment Trust, REIT                                 1,293                  27,929
Ramco Gershenson Properties Trust, REIT                     1,079                  21,310
Realty Income Corp., REIT                                   2,972                 104,020
Redwood Trust, Inc., REIT                                     946                  26,204
Saul Centers, Inc.                                          1,072                  25,514
Senior Housing Properties Trust, SBI                        4,766                  50,567
Shurgard Storage Centers, Inc., Class A                     3,092                  96,903
Sizeler Property Investors, Inc., REIT                      2,605                  24,200
SL Green Realty Corp., REIT                                 2,357                  74,481
Sovran Self Storage, Inc.                                   1,239                  35,138
Summit Properties, Inc.                                     2,285                  40,673
Sun Communities, Inc., REIT                                 1,383                  50,576
Tanger Factory Outlet Centers, Inc., REIT                     646                  20,026
Taubman Centers, Inc., REIT                                 3,073                  49,875
The Macerich Company, REIT                                  2,889                  88,837
The Mills Corp., REIT                                       1,983                  58,181
Town & Country Trust SBI                                    1,752                  36,967
Trammell Crow Company *                                     3,382                  30,438
United States Restaurant Properties, Inc.                   2,450                  34,496
Universal Health Realty Income Trust                        1,115                  29,269
Urstadt Biddle Properties, Inc.                             2,525                  27,977
Ventas, Inc., REIT                                          5,809                  66,513
Washington REIT, REIT                                       3,367                  85,858
Wellsford Real Properties, Inc. *                             943                  14,862
Winston Hotels, Inc., REIT                                  3,381                  26,372
                                                                               ----------
                                                                                4,136,802

RETAIL GROCERY - 0.30%
7 Eleven, Inc. *                                            2,568                  19,260
Ingles Markets, Inc.                                        1,921                  22,608
Pathmark Stores, Inc. *                                     3,932                  19,935

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
RETAIL GROCERY - CONTINUED
Ruddick Corp.                                               3,105              $   42,507
The Great Atlantic & Pacific Tea Company, Inc. * (a)        2,611                  21,045
United Natural Foods, Inc. *                                1,799                  45,605
Weis Markets, Inc.                                          1,091                  33,876
Wild Oats Markets, Inc. *                                   2,592                  26,749
                                                                               ----------
                                                                                  231,585

RETAIL TRADE - 2.81%
A C Moore Arts & Crafts, Inc. *                             1,337                  16,993
Aeropostale, Inc. * (a)                                     1,128                  11,923
AnnTaylor Stores Corp. *                                    4,207                  85,907
Blair Corp.                                                   965                  22,504
Bombay Company, Inc. *                                      4,362                  21,810
Brookstone, Inc. *                                            795                  11,496
Buckle, Inc. *                                                787                  14,166
Building Materials Holding Corp.                            1,073                  15,344
Burlington Coat Factory Warehouse Corp.                     1,781                  31,969
Cato Corp., Class A                                         1,378                  29,751
Charming Shoppes, Inc. *                                   11,911                  49,788
Childrens Place Retail Stores, Inc. * (a)                   1,205                  12,821
Christopher & Banks Corp. *                                 2,383                  49,447
Claire's Stores, Inc.                                       4,178                  92,208
Cole National Corp. Class A *                               1,101                  12,551
Cost Plus, Inc. * (a)                                       1,816                  52,065
Daisytek International Corp. *                              2,169                  17,200
Delias Corp. *                                              3,290                   1,480
Electronics Boutique Holdings Corp. * (a)                     968                  15,304
Factory 2-U Stores, Inc. *                                  3,307                  11,280
Footstar, Inc. * (a)                                        2,730                  19,001
Fossil, Inc. *                                              2,036                  41,412
Fred's, Inc., Class A                                       2,191                  56,309
Friedmans, Inc., Class A                                    1,682                  14,600
Galyan's Trading, Inc. * (a)                                1,138                  11,380
Gart Sports Company *                                         519                  10,043
Genesco, Inc. *                                             2,029                  37,800
Group 1 Automotive, Inc. *                                  2,003                  47,832
Guitar Center, Inc. * (a)                                   1,352                  22,389
Hancock Fabrics, Inc.                                       1,871                  28,533
Haverty Furniture Companies, Inc.                           1,724                  23,964
Hibbett Sporting Goods, Inc. *                                805                  19,256
Hot Topic, Inc. * (a)                                       3,154                  72,163
Intertan, Inc. *                                            2,988                  21,364
J. Jill Group, Inc. *                                       1,884                  26,338
Jo Ann Stores, Inc. * (a)                                   1,314                  30,183
Kenneth Cole Productions, Inc., Class A *                     693                  14,068
Linens'n Things, Inc. *                                     3,673                  83,010
Longs Drug Stores Corp.                                     2,955                  61,287
Pacific Sunwear of California, Inc. *                       4,535                  80,215
Payless ShoeSource, Inc. *                                  2,160                 111,175
Pep Boys-Manny, Moe & Jack                                  4,740                  54,984
Pricesmart, Inc. *                                            576                  13,380
Regis Corp.                                                 4,104                 106,663
Restoration Hardware, Inc. * (a)                            1,680                   8,417
School Specialty, Inc. *                                    1,487                  29,710
Sharper Image Corp. * (a)                                     916                  15,966
Shoe Carnival, Incorporated *                               1,098                  15,384
Shopko Stores, Inc. * (a)                                   2,990                  37,225
Stein Mart, Inc. *                                          2,501                  15,256
Steven Madden, Ltd. *                                       1,180                  21,323
The Dress Barn, Inc. *                                      2,781                  36,987
The Mens Wearhouse, Inc. * (a)                              3,179                  54,520
The Sports Authority, Inc. *                                3,129                  21,903
The Wet Seal, Inc., Class A *                               2,561                  27,559
The Yankee Candle, Inc. *                                   2,852                  45,632
Too, Inc. *                                                 3,380                  79,498
Tractor Supply Company *                                    1,372                  51,587
Tuesday Morning Corp. *                                     1,069                  18,280
Tweeter Home Entertainment Group, Inc. *                    1,880                  11,017
Ultimate Electronics, Inc. * (a)                            1,187                  12,048
Unifirst Corp.                                                868                  17,534
Urban Outfitters, Inc. *                                      773                  18,220
Valuevision International, Inc., Class A *                  1,856                  27,803
Whitehall Jewellers, Inc. *                                 1,373                  13,043
Wilsons Leather Experts, Inc. *                             1,499                   7,495
                                                                               ----------
                                                                                2,169,763

SANITARY SERVICES - 0.21%
Casella Waste Systems, Inc., Class A *                      1,762                  15,664
Ionics, Inc. * (a)                                          1,892                  43,138
Waste Connections, Inc. * (a)                               2,635                 101,737
                                                                               ----------
                                                                                  160,539

SEMICONDUCTORS - 2.22%
Actel Corp. *,                                              2,039                  33,073
Advanced Energy Industries, Inc. * (a)                      1,619                  20,594
Alliance Semiconductor Corp. *                              3,451                  13,562
American Superconductor Corp. * (a)                         3,412                  10,270
Asyst Technologies, Inc. * (a)                              4,149                  30,495
ATMI, Inc. * (a)                                            2,689                  49,800
Axcelis Technologies, Inc. *                                9,578                  53,723
Caliper Technologies Corp. * (a)                            3,669                  11,007
ChipPac, Inc., Class A *                                    5,783                  20,530
Cirrus Logic, Inc. *                                        7,645                  22,018
Credence Systems Corp. *                                    5,889                  54,944
Cree, Inc. * (a)                                            7,114                 116,314
ESS Technology, Inc. *                                      2,892                  18,191
Exar Corp. *                                                3,918                  48,583
Genesis Microchip, Inc. * (a)                               2,968                  38,732
GlobespanVirata, Inc. *                                    11,729                  51,725
Integrated Silicon Solution, Inc. *                         2,853                  12,439
Intergrated Electrical Services, Inc. *                     3,755                  14,457
Kopin Corp. *                                               7,710                  30,223
Kulicke & Soffa Industries, Inc. *                          5,025                  28,743
Lattice Semiconductor Corp. *                               8,519                  74,712
LTX Corp. *                                                 4,919                  29,662
MEMC Electronic Materials, Inc. *                           5,580                  42,241
Microsemi Corp. *                                           2,736                  16,662
MIPS Technologies, Inc., Class A *                          4,205                  12,741
Monolithic System Technology, Inc. * (a)                    1,929                  23,302
Mykrolis Corp. *                                            3,952                  28,850
Novellus Systems, Inc. *                                      607                  17,045
Oak Technology, Inc. *                                      5,812                  15,402
Omnivision Technologies, Inc. * (a)                         1,806                  24,507
ParthusCeva, Inc. *                                           795                   4,699
Pericom Semiconductor Corp. *                               2,204                  18,315
Phoenix Technology, Ltd. *                                  3,360                  19,387
Photronics, Inc. *                                          2,980                  40,826
Pioneer Standard Electronics, Inc. (a)                      3,435                  31,533
Power Integrations, Inc. *                                  2,418                  41,106
Rambus, Inc. * (a)                                          8,282                  55,572
Rudolph Technologies, Inc. * (a)                              886                  16,976
Silicon Image, Inc. *                                       5,299                  31,794
Silicon Laboratories, Inc. * (a)                            2,641                  50,390
Siliconix, Inc. *                                             552                  12,917
Sipex Corp. *                                               3,013                  11,148
Skyworks Solutions, Inc. * (a)                             13,134                 113,215
Therma-Wave, Inc. *                                         1,925                   2,021
Three-Five Systems, Inc. * (a)                              2,836                  18,292
Triquint Semiconductor, Inc. *                             13,461                  57,075

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
SEMICONDUCTORS - CONTINUED
Ultratech Stepper, Inc. *                                   2,687              $   26,437
Varian Semiconductor Equipment, Inc. *                      2,918                  69,335
Veeco Instruments, Inc. * (a)                               2,749                  31,778
Vitesse Semiconductor Corp. *                              19,869                  43,414
White Electronic Designs Corp. *                            1,804                  13,801
Zoran Corp. * (a)                                           2,777                  39,072
                                                                               ----------
                                                                                1,713,650

SOFTWARE - 2.66%
Actuate Corp. *                                             4,671                   8,268
ANSYS, Inc. *                                               1,310                  26,462
Ascential Software Corp. *                                 25,327                  60,785
AsiaInfo Holdings, Inc. * (a)                               2,975                  18,861
Aspen Technology, Inc. * (a)                                4,198                  11,880
Avid Technology, Inc. *                                     2,645                  60,703
Avocent Corp. *                                             4,167                  92,591
BARRA, Inc. *                                               1,499                  45,465
Borland Software Corp. *                                    6,080                  74,784
Carreker Corp. * (a)                                        2,469                  11,185
CCC Information Services Group, Inc. *                      1,352                  23,998
CIBER, Inc. *                                               6,423                  33,078
Concord Communications, Inc. *                              1,655                  14,878
Dendrite International, Inc. *                              3,524                  26,324
Documentum, Inc. *                                          4,097                  64,159
Entegris, Inc. *                                            4,520                  46,556
Epiq Systems, Inc. * (a)                                      936                  14,340
Exult, Inc. *                                               5,384                  17,121
HPL Technologies, Inc. * (a)                                  689                      14
Hyperion Solutions Corp. *                                  3,291                  84,480
I Many, Inc. * (a)                                          5,359                   7,610
Imation Corp. *                                             3,426                 120,184
Informatica Corp. *                                         6,061                  34,911
InfoUSA, Inc. *                                             3,444                  17,117
Intertrust Technologies Corp. *                             7,897                  33,404
JDA Software Group, Inc. *                                  2,545                  24,585
Keane, Inc. *                                               5,376                  48,330
Macrovision Corp. *                                         3,994                  64,064
Magma Design Automation, Inc. * (a)                         1,898                  18,183
Manhattan Associates, Inc. *                                1,863                  44,079
Mantech International Corp. *                                 866                  16,515
Manugistics Group, Inc. *                                   5,613                  13,471
MAPICS, Inc. *                                              1,594                  11,078
Mapinfo Corp. *                                             1,500                   8,325
Matrixone, Inc. *                                           4,517                  19,423
McDATA Corp., Class A *                                     6,504                  46,178
MCSI, Inc. * (a)                                            2,654                  12,607
Micromuse, Inc. *                                           7,261                  27,737
Midway Games, Inc. * (a)                                    2,729                  11,380
MRO Software, Inc. *                                        1,949                  23,671
MSC Software Corp. * (a)                                    3,017                  23,291
Netegrity, Inc. *                                           4,251                  13,828
NetIQ Corp. * (a)                                           3,830                  47,300
Novadigm, Inc. *                                            1,796                   4,185
Novell, Inc. *                                             35,471                 118,473
Numerical Technologies, Inc. *                              2,764                   9,563
NYFIX, Inc. * (a)                                           2,985                  13,433
Opnet Technologies Inc. *                                   1,170                   9,455
Parametric Technology Corp. *                              25,747                  64,882
PDF Solutions, Inc. * (a)                                   1,351                   9,362
Plato Learning, Inc. *                                      2,215                  13,157
Pomeroy Computer Resources, Inc. *                          1,265                  14,800
Progress Software Corp. *                                   3,267                  42,308
Red Hat, Inc. *                                            10,997                  64,992
Roxio, Inc. *                                               2,122                  10,122
Scansoft, Inc. * (a)                                        5,635                  29,302
Secure Computing Corp. * (a)                                2,993                  19,185
Seebeyond Technology Corp. *                                5,560                  13,511
Serena Software, Inc. *                                     1,878                  29,654
Speechworks International, Inc. *                           3,103                   8,626
SPSS, Inc. *                                                1,221                  17,082
Take-Two Interactive Software, Inc. *                       3,661                  85,997
Transaction Systems Architects, Inc., Class A *             3,434                  22,321
Tyler Technologies, Inc. *                                  4,133                  17,235
Viewpoint Corp. * (a)                                       3,615                   6,760
                                                                               ----------
                                                                                2,047,608

STEEL - 0.44%
Carpenter Technology Corp.                                  2,194                  27,315
Gibraltor Steel Corp.                                         799                  15,213
Intermet Corp.                                              3,160                  13,272
Northwest Pipe Company *                                      836                  14,463
NS Group, Inc. *                                            2,550                  16,626
Reliance Steel & Aluminum Company                           2,360                  49,183
Ryerson Tull, Inc.                                          2,622                  15,994
Steel Dynamics, Inc. *                                      3,203                  38,532
Texas Industries, Inc.                                      2,008                  48,794
Worthington Industries, Inc.                                6,478                  98,725
                                                                               ----------
                                                                                  338,117

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.35%
ADTRAN, Inc. *                                              2,097                  68,991
American Tower Corp., Class A * (a)                        15,990                  56,445
Arris Group, Inc. *                                         6,408                  22,877
Aspect Communications, Inc. *                               6,447                  18,309
Boston Communications Group, Inc. *                         1,195                  15,188
Brightpoint, Inc. *                                             0                       0
Commonwealth Telephone Enterprises, Inc., (CTE) *           1,115                  39,962
Commscope, Inc. *                                           4,918                  38,852
Crown Castle International Corp. *                         20,453                  76,699
CT Communications, Inc.                                     1,791                  20,238
General Communication, Inc. *                               4,529                  30,390
Golden Telecom, Inc. *                                      1,350                  17,077
Harmonic, Inc. *                                            7,444                  17,121
Infonet Services Corp., Class B *                           5,514                  10,918
InterDigital Communication Corp. * (a)                      5,288                  76,993
Intrado, Inc. *                                             1,735                  17,003
J2 Global Communications, Inc. * (a)                          508                   9,672
MRV Communications, Inc. *                                  8,863                   9,483
New Focus, Inc. *                                           7,218                  27,717
Newport Corp. *                                             3,660                  45,970
Paradyne Networks Corp. *                                   2,252                   2,883
Plantronics, Inc. * (a)                                     3,746                  56,677
Powerwave Technologies, Inc. *                              6,679                  36,067
Price Communications Corp. *                                4,839                  66,923
Proxim Corp., Class A *                                     9,933                   8,642
PTEK Holdings, Inc. *                                       4,860                  21,384
REMEC, Inc. *                                               4,992                  19,369
Shenandoah Telecommunications Company                         479                  23,433
Sonus Networks, Inc. *                                     13,389                  13,389
Stratex Networks, Inc. *                                    9,419                  20,816
SureWest Communications (a)                                 1,396                  51,931
Tekelec *                                                   4,749                  49,627
Terayon Communication Systems, Inc. * (a)                   8,516                  17,458
Time Warner Telecom, Inc., Class A * (a)                    5,021                  10,594
Tollgrade Communications, Inc. * (a)                        1,443                  16,926
Touch America Holdings, Inc. *                              8,168                   3,186
                                                                               ----------
                                                                                1,039,210

TELEPHONE - 0.19%
Broadwing, Inc. *                                          19,961                  70,263
Dobson Communications Corp., Class A *                      1,677                   3,706

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
TELEPHONE - CONTINUED
Hickory Tech Corp.                                          1,782             $    16,982
North Pittsburgh Systems, Inc.                              1,787                  24,359
RMH Teleservices, Inc. * (a)                                1,613                  16,936
TALK America Holdings, Inc. * (a)                           2,528                  14,157
                                                                              -----------
                                                                                  146,403

TIRES & RUBBER - 0.07%
Bandag, Inc.                                                  958                  37,056
Myers Indiana, Inc.                                         1,712                  18,318
                                                                              -----------
                                                                                   55,374

TOBACCO - 0.24%
Dimon, Inc.                                                 3,714                  22,284
Schweitzer Mauduit International, Inc.                      1,216                  29,792
Standard Commercial Corp.                                     981                  17,756
Universal Corp.                                             2,362                  87,300
Vector Group, Ltd. (a)                                      2,233                  25,947
                                                                              -----------
                                                                                  183,079

TOYS, AMUSEMENTS & SPORTING GOODS - 0.09%
Jakks Pacific, Inc. *                                       2,629                  35,413
Russ Berrie & Company, Inc.                                   948                  32,023
                                                                              -----------
                                                                                   67,436

TRANSPORTATION - 0.48%
Airborne, Inc.                                              4,729                  70,131
Alexander & Baldwin, Inc.                                   3,876                  99,962
Heartland Express, Inc. *                                   3,050                  69,878
Offshore Logistics, Inc. *                                  1,788                  39,193
Overseas Shipholding Group, Inc.                            2,684                  48,044
RailAmerica, Inc. * (a)                                     2,916                  20,908
SCS Transportation, Inc. *                                  1,896                  18,789
                                                                              -----------
                                                                                  366,905

TRAVEL SERVICES - 0.03%
Pegasus Systems, Inc. *                                     2,605                  26,128
                                                                              -----------

TRUCKING & FREIGHT - 0.84%
Arkansas Best Corp. *                                       2,138                  55,547
Covenant Transport, Inc. *                                    603                  11,433
EGL, Inc. *                                                 3,646                  51,956
Forward Air Corp. *                                         1,106                  21,467
Kirby Corp. *                                               1,753                  48,015
Knight Transportation, Inc. *                               2,419                  50,799
Landstar Systems, Inc. *                                    1,522                  88,824
Midwest Express Holdings, Inc. *                            1,866                   9,983
Roadway Express, Inc.                                       1,086                  39,976
Terex Corp. *                                               4,059                  45,217
U.S. Freightways Corp.                                      2,548                  73,255
Werner Enterprises, Inc.                                    3,678                  79,187
Yellow Corp. *                                              2,807                  70,711
                                                                              -----------
                                                                                  646,370

TOTAL COMMON STOCK
(Cost: $67,535,158)                                                           $58,552,145
                                                                              -----------

                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                      ---------                -----
SHORT TERM INVESTMENTS - 24.01%
Federal Home Loan Bank Consolidated
  Discount Note, 1.65% due 01/24/2003                  $3,600,000            $  3,597,383
Navigator Securities Lending Trust, 1.43%               8,621,958               8,621,958
State Street Boston Corp.
  1.20% due 01/02/2003 (b)                              5,400,000               5,399,820
U.S. Treasury Bills,
  1.13% due 03/06/2003 ****                               400,000                 399,195
  1.13% due 01/23/2003                                    100,000                  99,933
  1.17% due 01/30/2003 ****                               400,000                 399,620
                                                                             ------------
                                                                             $ 18,517,909

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  1.00%, to be repurchased at
  $42,002 on 01/02/2003,
  collateralized by $35,000 U.S.
  Treasury Bonds, 7.625% due
  02/15/2025 (valued at $49,129
  including interest).                                     42,000                  42,000
                                                                             ------------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $86,095,067)                                                          $ 77,112,054
                                                                             ============

INTERNATIONAL INDEX TRUST

                                                           SHARES                 VALUE
                                                           ------                 -----
COMMON STOCK - 84.40%
AUSTRALIA - 3.81%
Alumina, Ltd.                                               9,881                $ 27,247
Amcor, Ltd.                                                 7,749                  37,023
AMP Diversified Property Trust                                569                     836
AMP, Ltd.                                                  10,687                  67,238
Ansell, Ltd. *                                              2,243                   9,467
Aristocrat Leisure, Ltd. (a)                                2,388                   6,289
Austrailia Gas Light Company, Ltd.                          4,258                  25,256
Australia & New Zealand Bank Group                         14,611                 142,658
Australian Stock Exchange, Ltd. (a)                           957                   6,145
BHP Billiton, Ltd.                                         36,226                 206,920
BHP Steel, Ltd. *                                           6,601                  11,998
Boral, Ltd.                                                 5,824                  14,257
Brambles Industries, Ltd. (a)                               9,477                  25,066
BRL Hardy, Ltd. (a)                                         1,352                   5,364
BT Office Trust *                                           6,720                   5,672
Coca-Cola Amatil, Ltd.                                      3,564                  10,570
Cochlear, Ltd.                                                563                  12,350
Coles Myer, Ltd.                                           10,404                  36,886
Commonwealth Bank of Australia                             12,265                 186,357
Commonwealth Property Office Fund                           8,742                   5,756
Computershare, Ltd.                                         3,053                   3,178
CSL, Ltd. (a)                                               1,512                  18,379
CSR, Ltd.                                                   9,889                  35,171
David Jones, Ltd. (a)                                       2,251                   1,368
Deutsche Office Trust                                       6,793                   4,549
Fosters Brewing Group                                      20,341                  51,511
Futuris Corp., Ltd.                                         8,604                   6,343
Gandel Retail Trust *                                      13,880                  10,701
General Property Trust                                     16,557                  27,673
Goodman Fielder, Ltd.                                      13,066                  13,088
Harvey Norman Holding, Ltd.                                 5,707                   8,447
Iluka Resources, Ltd. *                                     3,202                   8,289
James Hardie Industries NV                                  4,049                  15,563
John Fairfax Holdings, Ltd.                                 8,671                  15,712
Leighton Holdings                                           1,493                   8,545
Lend Lease Corp.                                            4,246                  23,225
M.I.M Holdings, Ltd.                                       17,863                  15,179
Macquarie Bank, Ltd.                                        1,939                  25,752
Macquarie Infrastructure Group                             19,095                  34,386
Mayne Nickless, Ltd.                                        7,433                  13,636
Mirvac Group (a)                                            5,763                  13,427
National Australia Bank, Ltd.                              15,100                 269,796
Newcrest Mining, Ltd.                                       2,619                  10,612
News Corp., Ltd.                                           14,019                  90,568
NRMA Insurance Group, Ltd.                                 15,927                  24,558
OneSteel, Ltd.                                              2,567                   2,600
Orica, Ltd.                                                 3,066                  18,117

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
AUSTRALIA - CONTINUED
Origin Energy, Ltd.                                         6,909              $   14,425
PaperlinkX, Ltd.                                            3,400                   9,739
Patrick Corp., Ltd.                                         1,366                  10,070
Publishing & Broadcasting, Ltd. (a)                         1,113                   5,418
QBE Insurance Group, Ltd. (a)                               5,889                  27,009
Rio Tinto, Ltd.                                             3,051                  58,290
Santos, Ltd.                                                4,408                  14,933
Sonic Healthcare, Ltd.                                      1,404                   5,167
Sons Of Gwalia, Ltd.                                          670                     977
Southcorp, Ltd. (a)                                         6,901                  17,864
Stockland Trust Group                                       8,471                  22,977
Suncorp-Metway, Ltd.                                        5,485                  34,416
Tab, Ltd.                                                   3,241                   5,526
TABCORP Holdings, Ltd.                                      3,954                  23,697
Telstra Corp.                                              20,232                  50,210
Transurban Group *                                          5,224                  11,818
Wesfarmers, Ltd.                                            3,770                  56,434
Westfield Holdings, Ltd.                                    3,692                  27,945
Westfield Trust                                            19,693                  38,455
Westpac Banking Corp., Ltd.                                17,321                 134,027
WMC Resorces, Ltd. *                                        9,881                  23,465
Woodside Petroleum, Ltd.                                    4,899                  34,131
Woolworths, Ltd.                                           10,340                  66,335
                                                                               ----------
                                                                                2,307,056

AUSTRIA - 0.12%
Axis Vermoegensverwal Tungs *                                  14                       0
Bohler Uddeholm AG                                             43                   1,990
Erste Bank AG                                                 241                  16,213
Flughafen Wien AG                                             119                   3,993
Mayr-Melnhof Karton AG *                                       68                   5,027
Oesterreichische Elektrizitaets AG, Class A                    30                   2,553
OMV AG                                                        129                  12,660
RHI AG *                                                       94                     725
Telekom Austria AG *                                        1,730                  17,508
VA Technologie AG                                              71                   1,154
Voest- Alpine Ag                                              184                   4,467
Wienerberger Baustoffindustrie AG                             458                   8,141
                                                                               ----------
                                                                                   74,431

BELGIUM - 0.88%
Agfa Gevaert NV                                             1,076                  23,978
Barco NV                                                       70                   3,667
Bekaert SA                                                    127                   5,747
Colruyt SA                                                    110                   6,056
Compagnie Maritime Belge SA                                    42                   2,260
Delhaize-Le Lion SA                                           706                  13,120
Dexia                                                       6,319                  78,394
Electrabel SA                                                 305                  74,046
Fortis                                                      9,386                 165,364
Goupe Bruxelles Lam                                           622                  25,446
Interbrew                                                   1,447                  34,143
KBC Bancassurance Holding NV                                  831                  26,484
Omega Pharma SA                                               134                   3,839
SA D'Ieteren Trading NV *                                      31                   4,194
Solvay SA                                                     383                  26,389
UCB SA                                                        955                  30,045
Union Miniere SA *                                            145                   6,254
                                                                               ----------
                                                                                  529,426

DENMARK - 0.64%
AS Dampskibsselskabet Svendborg                                 2                  20,327
AS Det Ostasiatiske Kompagni *                                113                   2,616
Bang & Olufsen AS - B Series                                  100                   2,019
Carlsberg AS, B Shares (a)                                    200                   8,794
Coloplast A/S, Class B (a)                                    125                   9,087
D/S 1912 (a)                                                    3                  21,047
Danisco AS                                                    550                  18,672
Danske Bank A/S                                             5,300                  87,533
DSV, De Sammernsluttede Vognmaend, Series B                   200                   4,856
FLS Industries AS, B Shares *                                 200                   1,595
GN Store Nord AS *                                          1,823                   5,327
Group 4 Falck                                                 600                  12,662
H. Lundbeck AS                                                638                  16,931
ISS International AS *                                        400                  14,398
Kobenhavn Lufthavne                                            70                   5,039
NEG Micon A/S *                                               200                   3,374
NKT Holding                                                   100                   1,045
Novo Nordisk AS                                             2,577                  74,391
Novozymes AS, B Shares                                        726                  15,167
Tele Danmark AS                                             1,350                  32,777
Topdanmark AS *                                               200                   5,788
Vestas Wind Systems A/S                                     1,068                  10,629
William Demant Holdings *                                     500                  10,764
                                                                               ----------
                                                                                  384,838

FINLAND - 1.69%
Amer Group, Ltd.                                              100                   3,660
Asko Oyj *                                                    200                   4,086
Fortum Corp.                                                2,800                  18,352
Instrumentarium Corp.                                         400                  16,016
KCI Konecranes International                                  200                   4,885
Kesko Oyj                                                     500                   6,345
Kone Corp.                                                    300                   9,001
Metra Oyj, B Shares *                                         600                   7,563
Metso Oyj                                                   1,300                  14,042
Nokia AB Oyj                                               46,055                 731,713
Orion, Series B                                               300                   6,701
Outokumpu Oyj                                               1,100                   9,575
Pohjola Group PLC                                             200                   3,119
Rautaruukki Oyj                                               800                   2,886
Sampo Oyj, A Shares                                         2,700                  20,528
Stora Enso Oyj                                              6,759                  71,236
TietoEnator Oyj                                               681                   9,284
UPM-Kymmene Oyj                                             2,500                  80,225
                                                                               ----------
                                                                                1,019,217

FRANCE - 7.86%
Accor SA                                                    1,868                  56,536
Air France                                                    657                   6,366
Alcatel SA (a)                                             10,571                  46,339
Alstom *                                                    2,424                  12,075
Altran Technologies (a)                                       522                   2,502
Atos Origin SA *                                              160                   3,893
Autoroutes du Sud de la France *                              651                  15,723
Aventis SA                                                  6,564                 356,574
AXA                                                        13,412                 179,893
BNP Paribas SA                                              7,785                 317,013
Bouygues SA (a)                                             1,681                  46,927
Business Objects SA *                                         512                   7,533
Cap Gemini SA (a)                                           1,062                  24,257
Carrefour (a)                                               5,187                 230,802
Casino Guich Perrachon SA (a)                                 253                  18,771
Club Mediterranee SA * (a)                                    101                   2,426
Compagnie De Sanit Gobain                                   3,008                  88,199
Dassault Systemes SA (a)                                      508                  10,942
Essilor International                                         886                  36,469
European Aeronautic Defence & Space Company                 2,687                  27,756
France Telecom, ADS * (a)                                   4,152                  72,628
Groupe Danone                                               1,228                 165,096
Imerys SA                                                      47                   5,934

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
FRANCE - CONTINUED
L'Air Liquide SA                                            1,000              $  131,821
L'Air Liquide SA *                                            580                  76,456
L'Oreal SA                                                  3,313                 252,063
Lafarge SA                                                    494                  37,197
Lafarge SA (a)                                                789                  59,409
Lagardere S.C.A.                                            1,282                  52,043
LVMH Moet Hennessy                                          2,157                  88,559
Michelin (CGDE)-B                                           1,349                  46,487
Pechiney SA, Class A                                          729                  25,565
Pernod-Ricard SA *                                            441                  42,687
Peugoet SA (a)                                              1,535                  62,555
Pinault-Printemps-Redoute (a)                                 678                  49,842
Publicis Groupe SA                                            930                  19,701
Renault Regie Nationale SA                                  1,540                  72,320
Sagem SA                                                      128                   8,658
Sanofi-Synthelabo SA (a)                                    3,892                 237,750
Schneider Electric SA *                                     1,973                  93,295
Societe BIC SA                                                286                   9,853
Societe Generale                                            2,888                 168,090
Societe Generale d'Enterprises SA *                           662                  37,281
Societe Television Francaise 1 (a)                          1,293                  34,523
Sodexho Alliance                                              960                  22,149
STMicroelectronics NV                                       5,601                 109,722
Suez SA (a)                                                 7,839                 135,971
Technip-Coflexop SA                                           207                  14,805
Thales SA * (a)                                               612                  16,193
Thomson Multimedia *                                        1,694                  28,886
TotalFinaElf SA, B Shares                                   6,180                 882,059
Unibail SA                                                    458                  32,565
Valeo                                                         720                  22,576
Vivendi Universal SA (a)                                    8,853                 142,883
Zodiac SA                                                     330                   6,710
                                                                               ----------
                                                                                4,755,328

GERMANY - 4.86%
Adidas-Salomon AG                                             400                  34,523
Aixtron AG (a)                                                607                   2,896
Allianz AG Holding                                          1,817                 172,732
Altana AG                                                     677                  30,884
BASF AG                                                     5,025                 190,131
Bayer AG                                                    6,755                 144,867
Bayerische Hypo-Und Vereinsbank AG                          3,455                  55,146
Beiersdorf AG (a)                                             313                  34,827
Boss Hugo AG (a)                                              500                   5,259
Buderus AG                                                    400                   9,229
Continental AG *                                            1,035                  16,173
DaimlerChrysler AG                                          8,216                 252,883
Deutsche Bank AG NPV                                        5,412                 249,157
Deutsche Boerse AG                                            564                  22,570
Deutsche Lufthansa AG *                                     1,690                  15,561
Deutsche Post AG                                            3,691                  38,708
Deutsche Telekom AG *                                      20,283                 260,567
Douglas Holding AG (a)                                        200                   3,530
Epcos AG *                                                    400                   4,140
Fresenius Medical Care AG                                      89                   2,674
Fresenius Medical Care AG (a)                                 396                  16,387
Gehe AG (a)                                                   223                   8,676
Heidelberg Zement (a)                                         252                   9,382
Henkel Kgaa                                                   586                  37,210
Infineon Technologies AG *                                  3,543                  25,972
Karstadt Quelle AG                                            360                   6,229
Linde AG                                                      800                  29,364
MAN AG                                                        965                  13,308
Merck & Company, Inc.                                         365                   9,722
Metro AG                                                    1,298                  30,968
MLP AG (a)                                                    400                   3,943
Munchener Ruckversicherungs-Gesellschaft AG                 1,030                 123,138
Porsche AG (a)                                                 82                  34,053
ProSieben Sat.1 Media AG                                      384                   2,618
RWE AG                                                      3,586                  92,888
SAP AG                                                      1,983                 157,049
Schering AG                                                 1,749                  76,027
Siemens AG NPV (a)                                          7,771                 330,052
Thyssen Krupp AG                                            3,484                  38,912
Tui AG * (a)                                                1,300                  22,031
VEBA AG                                                     5,682                 229,112
Volkswagen AG                                               2,193                  79,895
WCM Beteilgungs & Grundbesitz AG *                          1,700                   4,457
Wella AG                                                      179                  10,700
                                                                               ----------
                                                                                2,938,550

GREECE - 0.30%
Alpha Bank                                                  1,500                  18,122
Attica Enterprises Holding SA                                 700                   1,821
Bank of Piraeus                                             1,600                  10,135
Coca Cola Hell Bot                                          1,000                  13,864
Commercial Bank of Greece                                     700                  10,615
EFG Eurobank Ergas                                          1,710                  20,085
Folli-Follie SA                                               300                   5,084
Greek Organization of Footbal Prognostics                     500                   5,264
Hellenic Petroleum SA                                       1,200                   6,947
Hellenic Technodomiki SA                                      200                   1,237
Interamerican SA                                              300                   1,258
Intracom                                                      500                   2,244
National Bank Of Greece                                     1,400                  19,791
Ote Hellenic Telecom                                        3,300                  36,268
Panafon Hellenic Telecom SA *                               1,500                   8,557
Public Power Corp.                                            400                   5,529
Techniki Olympiaki SA *                                     1,400                   4,816
Titan Cement Company                                          200                   7,668
Viohalco                                                    1,130                   4,503
                                                                               ----------
                                                                                  183,808

HONG KONG - 1.36%
ASM Pacific Technology, Ltd.                                2,000                   3,949
Bank of East Asia                                          12,800                  21,912
BOC Hong Kong Holdings, Ltd. * (a)                         24,000                  24,620
Cathay Pacific Airways, Ltd.                               10,000                  13,656
Cheung Kong Holdings, Ltd. (a)                             15,000                  97,614
Cheung Kong Infrastructure Holdings, Ltd.                   4,000                   6,847
CLP Holdings, Ltd.                                         17,400                  70,059
Esprit Holdings, Ltd.                                       6,000                  10,079
Giordano International, Ltd.                               20,000                   7,822
Hang Lung Properties, Ltd. (a)                             10,000                   9,681
Hang Seng Bank, Ltd.                                        7,000                  74,501
Henderson Land Development                                  6,000                  18,042
Hong Kong & China Gas Company, Ltd.                        37,490                  48,313
Hong Kong Electric Holdings, Ltd.                          14,000                  53,048
Hong Kong Exchange & Clearing, Ltd.                        12,000                  15,080
Hutchison Whampoa, Ltd. *                                  19,800                 123,900
Hysan Development Company, Ltd. *                           6,000                   4,424
Johnson Electronic Holdings, Ltd.                          11,500                  12,682
Li & Fung, Ltd.                                            14,000                  13,284
MTR Corp.                                                  12,500                  13,224
New World Development Company (a)                          12,000                   5,963
Pacific Century CyberWorks, Ltd. * (a)                     79,920                  12,605
Shangri-La Asia, Ltd.                                      12,000                   7,925
Sino Land Company, Ltd. (a)                                 8,000                   2,565
South China Morning Post, Ltd.                             10,000                   4,167

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES                VALUE
                                                           ------                -----
HONG KONG - CONTINUED
Sun Hung Kai Properties, Ltd.                              13,000              $   76,848
Swire Pacific, Ltd., Class A                                9,500                  36,363
Television Broadcast, Ltd.                                  3,000                   9,463
Wharf Holdings                                             12,000                  22,697
                                                                               ----------
                                                                                  821,333

IRELAND - 0.67%
Allied Irish Banks                                          6,070                  83,262
Allied Irish Banks PLC                                      2,605                  35,132
Bank of Ireland                                             3,388                  34,784
Bank of Ireland                                             6,345                  64,876
CRH PLC - London                                            3,888                  48,112
CRH PLC                                                       927                  11,423
DCC PLC - GBP                                                 400                   4,120
DCC PLC                                                       627                   6,444
Eircom PLC                                                 10,400                  14,178
Elan Corp. *                                                3,127                   6,723
Greencore Group PLC                                         1,300                   3,476
Independent News & Media                                    4,779                   7,192
Independent News & Media PLC                                  520                     845
Irish Life & Permanent PLC                                  2,386                  25,773
Jefferson Smurfit Group PLC - EUR                          37,656                  13,853
Kerry Group                                                   590                   7,889
Kerry Group PLC                                               800                  10,526
Ryanair Holdings PLC *                                      2,600                  18,226
Ryanair Holdings PLC *                                        534                   3,780
Waterford Wedgewood                                           700                     360
Waterford Wedgewood PLC                                     8,769                   4,234
                                                                               ----------
                                                                                  405,208

ITALY - 3.32%
Acea SPA (a)                                                1,153                   5,103
Alitalia Linee * (a)                                       24,620                   6,248
Alleanza Assicuraz (a)                                      4,770                  36,117
Assicurazioni Generali SPA (a)                              9,922                 203,942
Autogrill SPA * (a)                                         1,005                   7,820
Autostrade SPA (a)                                          7,938                  78,917
Banca Fideuram SPA (a)                                      2,806                  13,183
Banca Monte dei Paschi Siena SPA                            6,840                  16,104
Banca Naz Del Lavoro * (a)                                 17,775                  19,666
Banca Popolare di Milano * (a)                              4,533                  16,495
Benetton Group SPA (a)                                        321                   2,861
Bulgari SPA (a)                                             1,750                   8,295
Cap Italia SPA * (a)                                        9,539                  12,184
e.Biscom *                                                      9                     258
Enel SPA (a)                                               20,451                 106,377
Eni SPA (a)                                                27,222                 432,498
Fineco Group SPA * (a)                                     12,250                   5,717
Fiat SPA                                                      680                   2,981
Fiat SPA (a)                                                2,346                  19,067
Fiat SPA (a)                                                  849                   3,873
Gruppo Editoriale L'Espresso SPA (a)                        1,900                   6,197
IntesaBci SPA (a)                                          32,288                  68,059
IntesaBci SPA - Non convertible                             9,735                  16,028
Italcementi SPA (a)                                           589                   5,930
Italgas SPA (a)                                             2,036                  27,672
La Rinascente SPA (a)                                       1,824                   8,455
Luxottica Group SPA (a)                                     1,394                  18,376
Mediaset SPA (a)                                            5,553                  42,278
Mediobanca SPA (a)                                          4,287                  35,247
Mediolanum SPA (a)                                          1,517                   7,811
Mondadori (Arnold) Editore SPA (a)                          1,400                   8,662
Parmalat Finanziaria SPA (a)                                3,292                   7,837
Pirelli SPA (a)                                            11,000                  10,151
RAS SPA (a)                                                 3,663                  44,560
San Paolo-IMI SPA (a)                                       8,536                  55,500
Seat Pagine Gialle SPA * (a)                               52,531                  35,753
Snam Rete Gas SPA (a)                                       8,461                  28,837
Snia SPA *                                                  3,000                     129
Snia SPA * (a)                                              3,000                   5,710
Telecom Italia Mobile SPA (a)                              36,543                 166,703
Telecom Italia SPA (a)                                     22,898                 173,615
Telecom Italia SPA-RNC * (a)                               20,045                 101,112
Tiscali SPA * (a)                                           1,161                   5,211
UniCredito Italiano SPA (a)                                33,304                 133,068
                                                                               ----------
                                                                                2,010,607

JAPAN - 17.92%
Acom Company                                                  720                  23,644
Aderans Company, Ltd.                                         400                   8,926
Advantest Corp.                                               700                  31,357
Aeon Credit Service Company, Ltd. * (a)                       200                   7,258
Aiful Corp.                                                   450                  16,900
Ajinomoto Company, Inc.                                     6,000                  62,597
All Nippon Airways Company, Ltd. *                          4,000                   7,376
Alps Electric Company                                       1,000                  11,031
Amada Company, Ltd.                                         2,000                   5,456
Anritsu Corp. *                                             1,000                   3,823
Aoyama Trading Company                                        400                   5,625
Ariake Japan Company, Ltd. (a)                                200                   5,658
Asahi Breweries, Ltd. (a)                                   4,000                  26,204
Asahi Glass Company                                         8,000                  48,973
Asahi Kasei Corp.                                          12,000                  29,707
ASATSU-DK, Inc.                                               300                   5,317
Ashikaga Bank, Ltd. *                                       9,000                  10,382
Autobacs Seven Company                                        200                   4,084
Avex, Inc.                                                    100                   1,210
Banyu Pharmaceutical Company, Ltd.                          1,500                  14,070
Bellsystem24, Inc.                                             50                   9,755
Benesse Corp.                                                 600                   6,719
Bridgestone Corp. (a)                                       6,000                  74,267
Canon, Inc.                                                 8,000                 301,111
Capcom Company, Ltd. (a)                                      300                   4,514
Casio Computer Company, Ltd.                                2,000                  11,132
Central Japan Railway Company                                   9                  56,004
Chichibu Onoda Cement *                                     8,000                  10,104
Chubu Electric Power Company, Inc. (a)                      6,000                 107,107
Chugai Pharmaceutical Company, Ltd.                         2,600                  24,739
Citizen Watch Company (a)                                   3,000                  13,363
Coca-Cola West Japan Company, Ltd. (a)                        400                   5,978
Credit Saison Company, Ltd.                                 1,300                  22,167
CSK Corp.                                                     600                  12,580
Dai Nippon Printing Company, Ltd.                           6,000                  66,335
Daicel Chemical Industries, Ltd.                            2,000                   5,642
Daiei, Inc. * (a)                                           2,000                   2,172
Daifuku Company                                             1,000                   2,998
Daiichi Pharmaceutical Company, Ltd.                        2,300                  32,982
Daikin Industries, Ltd.                                     2,000                  31,660
Daimaru, Inc.                                               2,000                   5,962
Dainippon Ink & Chemicals, Inc.                             6,000                   9,599
Dainippon Screen Manufacturing Company, Ltd. *              1,000                   3,486
Daito Trust Construction Company                              800                  17,683
Daiwa House Industry Company, Ltd.                          4,000                  22,499
Daiwa Securities Group, Inc.                               11,000                  48,813
Denki Kagaku Kogyo Kabushiki Kaisha                         3,000                   6,543
Denso Corp. (a)                                             4,400                  72,135
Dowa Mining Company, Ltd.                                   2,000                   8,420
East Japan Railway                                             31                 153,747

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
JAPAN - CONTINUED
Ebara Corp.                                                  2,000      $  6,181
Eisai Company                                                2,200        49,368
Familymart Company, Ltd.                                       600        11,746
Fanuc, Ltd.                                                  1,000        44,207
Fast Retailing Company                                         600        21,118
Fuji Electric Company, Ltd.                                  5,000         8,715
Fuji Machine Manufacturers Company, Ltd.                       300         2,829
Fuji Photo Film Company, Ltd.                                4,000       130,347
Fuji S Ware ABC                                                400         6,315
Fuji Television Network, Inc.                                    2         8,050
Fujikura, Ltd.                                               4,000         9,498
Fujisawa Pharmaceutical Company, Ltd.                        2,000        45,722
Fujitsu Support & Services, Inc.                               200         2,324
Fujitsu, Ltd. *                                             15,000        42,817
Furukawa Electric Company, Ltd.                              4,000         8,387
Gunma Bank (a)                                               4,000        17,380
Gunze, Ltd.                                                  2,000         7,359
Hankyu Department Stores                                     1,000         4,825
Hino Motors, Ltd. (a)                                        2,000         6,854
Hirose Electric Company, Ltd.                                  300        22,886
Hitachi Cable, Ltd.                                          1,000         2,492
Hitachi Software Engineering Company, Ltd. (a)                 200         4,547
Hitachi Zosen Corp. * (a)                                    6,000         1,263
Hitachi, Ltd.                                               27,000       103,444
Hokuriku Bank * (a)                                          4,000         5,389
Honda Motor Company                                          6,100       225,488
House Food Corp.                                               400         3,776
Hoya Corp.                                                   1,000        69,973
Isetan Company, Ltd.                                         1,400         9,596
Ishihara Sangyo *                                            2,000         2,055
Ishikawajima Harima Heavy Industries Company, Ltd.           9,000         8,185
Ito-Yokado Company, Ltd. (a)                                 3,000        88,414
Itochu Corp.                                                14,000        30,296
Itochu Techno-Science Corp. (a)                                300         6,353
ITOEN, Ltd.                                                    200         6,770
Japan Airlines System Corp. * (a)                            8,000        17,043
Japan Tobacco, Inc.                                              7        46,800
JFE Holdings, Inc *                                          4,650        56,422
JGC Corp.                                                    2,000        11,182
JSR Corp.                                                    2,000        20,074
Jusco Company *                                              2,200        52,055
Kajima Corp. (a)                                             7,000        15,620
Kaken Pharmaceutical Company, Ltd.                           1,000         4,151
Kamigumi Company                                             2,000         9,599
Kanebo * (a)                                                 3,000         2,855
Kaneka Corp.                                                 2,000        10,694
Kansai Electric Power Company                                6,600        99,645
Kao Corp.                                                    6,000       131,610
Katokichi Company                                              300         4,496
Kawasaki Heavy Industries, Ltd. *                           13,000        10,290
Kawasaki Kisen                                               3,000         5,153
Keihin Electric Express Railway Company, Ltd. (a)            4,000        18,188
Keio Electric Railway Company, Ltd.                          5,000        26,482
Keyence Corp.                                                  300        52,164
Kikkoman Corp.                                               2,000        13,860
Kinden Corp.                                                 1,000         3,688
Kinki Nippon Railway *                                      14,000        30,179
Kirin Brewery Company, Ltd. (a)                              7,000        44,502
Kokuyo Company, Ltd.                                         1,000         8,311
Komatsu                                                     10,000        32,587
Komori Corp.                                                 1,000        10,163
Konami Company *                                               900        20,765
Konica Corp. (a)                                             2,000        14,500
Koyo Seiko Company                                           1,000         4,438
Kubota Corp.                                                10,000        27,114
Kuraray Company                                              4,000        24,789
Kurita Water Industries, Ltd.                                1,000        10,062
Kyocera Corp.                                                1,600        93,095
Kyowa Exeo Corp.                                             1,000         3,158
Kyowa Hakko Kogyo (a)                                        3,000        12,428
Kyushu Electric Power                                        3,500        51,162
Lawson, Inc. (a)                                               700        16,858
Mabuchi Motor Company, Ltd. (a)                                300        27,585
Makita Corp.                                                 1,000         7,242
Marubeni Corp. (a)                                          11,000        10,096
Marui Company, Ltd.                                          3,000        29,353
Matsushita Electric Industrial Company, Ltd.                22,000       216,740
Matsushita Electric Works, Ltd.                              4,000        24,722
Meiji Milk Product                                           2,000         6,298
Meiji Seika Kaisha, Ltd.                                     3,000         8,816
Meitec Corp.                                                   400         9,768
Millea Holdings, Inc.                                           14       100,674
Minebea Company                                              3,000        10,433
Mitsubishi Chemical Corp.                                   16,000        31,930
Mitsubishi Corp.                                            10,000        61,047
Mitsubishi Electric Corp. *                                 17,000        39,222
Mitsubishi Estate Company, Ltd. (a)                          9,000        68,508
Mitsubishi Gas Chemical Company, Inc.                        3,000         4,168
Mitsubishi Heavy Industries, Ltd.                           28,000        68,373
Mitsubishi Logistc Corp.                                     1,000         4,875
Mitsubishi Materials Corp. *                                 8,000         8,757
Mitsubishi Paper Company *                                   2,000         2,425
Mitsubishi Rayon Company, Ltd.                               4,000         9,128
Mitsubishi Tokyo Finance                                        34       184,658
Mitsui & Company, Ltd.                                      12,000        55,978
Mitsui Chemicals, Inc. (a)                                   5,000        22,272
Mitsui Engineering & Shipbuilding Company, Ltd. * (a)        5,000         3,621
Mitsui Fudosan Company                                       7,000        45,386
Mitsui Marine & Fire Insurance Company, Ltd. (a)            12,000        55,170
Mitsui Mining & Smelting Company, Ltd.                       6,000        13,843
Mitsui O.S.K. Lines, Ltd.                                    8,000        16,571
Mitsui Trust Holdings, Inc. (a)                              5,000         8,126
Mitsukoshi, Ltd. (a)                                         3,000         6,239
Mitsumi Electric Company, Ltd. (a)                             500         4,551
Mizuho Holdings, Inc. *                                         56        52,341
Mori Seiki Company                                             300         1,526
Murata Manufacturing Company, Ltd.                           2,200        86,140
Namco, Ltd.                                                    300         5,022
NEC Corp. *                                                 14,000        52,341
Net One Systems Company, Ltd.                                    1         4,252
NGK Insulators, Ltd.                                         3,000        16,369
NGK Spark Plug Company                                       2,000        12,934
Nichirei Corp.                                               2,000         5,608
Nidec Corp. (a)                                                300        18,693
Nikko Cordial Corp.                                         12,000        40,418
Nikon Corp. * (a)                                            2,000        15,022
Nintendo Company, Ltd.                                         900        84,043
Nippon COMSYS Corp.                                          1,000         3,385
Nippon Express Company                                       7,000        27,408
Nippon Kayaku Company, Ltd.                                  1,000         3,713
Nippon Meat Packer                                           2,000        19,956
Nippon Mining Holdings, Inc.                                 4,000         5,355
Nippon Mitsubishi Oil Corp.                                 13,000        58,892
Nippon Sanso Corp.                                           2,000         6,063
Nippon Sheet Glass                                           3,000         5,381

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
JAPAN - CONTINUED
Nippon Shokubai Company, Ltd.                                1,000      $  4,202
Nippon Steel Corp. *                                        48,000        56,181
Nippon System Development Company, Ltd.                        200         2,341
Nippon Telegraph & Telephone Corp.                              52       188,717
Nippon Unipac Holding                                            9        39,028
Nippon Yusen KK                                              8,000        26,945
Nishimatsu Construction Company, Ltd. (a)                    2,000         5,877
Nissan Chemical Industries, Ltd.                             1,000         3,739
Nissan Motor Company                                        21,700       169,200
Nisshin Flour Mill                                           2,000        13,304
Nisshinbo Industries, Inc.                                   1,000         3,469
Nissin Food Products                                           800        17,851
Nitto Denko Corp.                                            1,300        36,999
Nomura Securities Company, Ltd.                             17,000       190,957
Noritake Company                                             1,000         2,846
NSK, Ltd. (a)                                                4,000        10,307
NTN Corp.                                                    5,000        17,262
NTT Data Corp.                                                  13        35,904
NTT DoCoMo, Inc.                                               170       313,489
Obayashi Corp.                                               6,000        13,338
Oji Paper Company                                            7,000        30,061
Oki Electric Industry Company, Ltd. *                        4,000         6,467
Okumura Corp.                                                2,000         6,450
Olympus Optical Company                                      2,000        32,570
Omron Corp.                                                  2,000        29,471
Onward Kashiyama Company, Ltd.                               1,000         7,831
Oracle Corp. (a)                                               300         7,263
Oriental Land Company, Ltd.                                    400        24,217
Orix Corp.                                                     800        51,533
Osaka Gas Company                                           19,000        46,876
Paris Miki, Inc. (a)                                           300         4,221
Pioneer Electronic Corp.                                     1,300        24,356
Promise Company, Ltd.                                          700        24,933
Q.P. Corp.                                                   1,000         7,915
Resona Holdings, Inc. * (a)                                 37,000        20,251
Ricoh Company, Ltd.                                          6,000        98,366
Rohm Company                                                 1,000       127,231
Saizeriya Company, Ltd.                                        260         3,849
Sanden Corp.                                                 1,000         3,267
Sankyo Company                                               3,400        42,629
Sanrio Company *                                               400         1,987
Sanyo Electric Company                                      14,000        36,426
Sapporo Breweries                                            2,000         3,301
Secom Company, Ltd.                                          2,000        68,542
SEGA Enterprises * (a)                                         900         8,867
Seino Transportation                                         1,000         5,852
Seiyu, Ltd. * (a)                                            2,000         5,844
Sekisui Chemical Company, Ltd.                               5,000        12,925
Sekisui House, Ltd. (a)                                      5,000        35,365
Seven Eleven Japan Company, Ltd.                             4,000       121,927
Sharp Corp.                                                  9,000        85,408
Shimachu Company, Ltd.                                         600        12,125
Shimamura Company                                              200        12,732
Shimano, Inc. (a)                                              800        12,125
Shimizu Corp.                                                5,000        12,504
Shin-Etsu Chemical Company, Ltd.                             3,500       114,643
Shionogi & Company                                           3,000        42,388
Shiseido Company                                             3,000        38,978
Shizuoka Bank                                                6,000        38,649
Showa Denko KK *                                             9,000        11,443
Showa Shell Sekiyu (a)                                       1,000         6,938
Skylark Company (a)                                            700         9,278
SMC Corp.                                                      500        46,901
Snow Brand Milk *                                            1,000         1,448
SOFTBANK Corp. * (a)                                         1,700        19,396
Sony Corp.                                                   8,500       355,002
Stanley Electric                                             1,000        11,157
Sumitomo Bakelite Company, Ltd.                              1,000         4,126
Sumitomo Chemical Company, Ltd.                             10,000        39,491
Sumitomo Corp.                                               7,000        30,061
Sumitomo Electric Industries, Ltd.                           5,000        32,376
Sumitomo Forestry                                            1,000         5,524
Sumitomo Heavy Industries, Ltd. * (a)                        3,000         1,667
Sumitomo Metal Industry *                                   34,000        12,311
Sumitomo Metal Mining                                        6,000        25,008
Sumitomo Mitsui Banking Corp. *                                 34       106,214
Sumitomo Osaka Cement Company, Ltd.                          2,000         2,627
Sumitomo Realty & Development Company, Ltd. (a)              3,000        12,201
Sumitomo Trust & Banking Company                             8,000        32,401
Suruga Bank                                                  2,000         7,865
Suzuken Company, Ltd.                                          300         7,225
Taisei Corp. (a)                                             7,000        11,140
Taisho Pharm Company                                         1,000        14,694
Taiyo Yuden Company                                          1,000        10,593
Takara Shuzo Company                                         2,000         8,707
Takashimaya Company                                          2,000         7,831
Takeda Chemical Industries, Ltd.                             7,700       321,590
Takefuji Corp.                                                 740        42,683
Takuma Company                                               1,000         5,389
TDK Corp.                                                    1,100        44,274
Teijin, Ltd.                                                 8,000        19,131
Teikoku Oil Company (a)                                      2,000         7,982
Terumo Corp.                                                 1,600        22,122
The 77th Bank, Ltd.                                          3,000        12,277
The Bank of Fukuoka, Ltd. (a)                                5,000        20,040
The Bank of Yokohama, Ltd.                                   9,000        35,542
The Chiba Bank, Ltd.                                         5,000        15,914
The Joyo Bank, Ltd.  (a)                                     7,000        19,451
THK Company, Ltd. (a)                                          800         8,804
TIS, Inc. (a)                                                  400         5,901
Tobu Railway Company                                         7,000        18,567
Toda Corp.                                                   2,000         3,351
Toho Company                                                 1,200        11,509
Tohoku Electric Power *                                      4,000        58,841
Tokyo Broadcasting Company                                     400         5,025
Tokyo Electric Power Company                                11,000       208,867
Tokyo Electron, Ltd.                                         1,400        63,304
Tokyo Gas Company                                           25,000        78,309
Tokyo Style Company, Ltd.                                    1,000         8,471
Tokyu Corp.                                                  9,000        31,677
TonenGeneral Sekiyu K.K. (a)                                 3,000        19,704
Toppan Printing Company                                      6,000        45,116
Toray Industries, Inc.                                      12,000        25,463
Toshiba Corp. *                                             27,000        84,574
Tosoh Corp.                                                  5,000        12,041
Tostem Corp.                                                 2,000        30,313
Toto, Ltd.                                                   3,000        11,090
Toyo Seikan Kaisha                                           1,000        11,915
Toyobo Company                                               4,000         5,221
Toyoda Gosei (a)                                               600        11,266
Toyota Industries Corp. (a)                                  1,300        19,539
Toyota Motor Corp.                                          22,700       609,742
Trans Cosmos, Inc.                                             100         1,021
Trend Micro, Inc. * (a)                                      1,000        17,093
UBE Industries                                               5,000         5,010
UFJ Holdings (a)                                                33        33,345
UNI Charm Corp.                                                400        15,864

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES      VALUE
                                                            ------      -----
JAPAN - CONTINUED
Union Tool Company                                             100   $     2,535
UNY Company, Ltd.                                            2,000        19,552
Ushio, Inc.                                                  1,000        10,946
Wacoal Corp.                                                 1,000         7,705
West Japan Railway                                              10        35,450
World Company                                                  300         5,760
Yakult Honsha Company                                        1,000        11,384
Yamada Denki Company (a)                                     1,000        21,093
Yamaha Corp. (a)                                             1,500        13,856
Yamaha Motor Company, Ltd.                                   1,000         8,252
Yamanouchi Pharmaceutical Company, Ltd.                      3,200        92,691
Yamato Transport Company, Ltd. (a)                           4,000        52,206
Yamazaki Baking Company                                      1,000         5,600
Yasuda Fire & Marine Insurance *                             7,000        40,847
Yokogawa Electric Corp.                                      2,000        12,412
                                                                     -----------
                                                                      10,835,955

LUXEMBOURG - 0.07%
Arcelor * (a)                                                3,426        42,108
                                                                     -----------

NETHERLANDS - 4.68%
ABN AMRO Holdings NV                                        13,642       222,893
Aegon NV                                                    12,352       158,810
Akzo Nobel NV, ADS                                           2,807        88,988
ASML Holding NV *                                            4,382        36,579
Buhrmann NV                                                  1,143         4,987
Elsevier NV *                                                6,128        74,868
Getronics NV *                                               1,907         1,160
Hagemeyer NV                                                   849         6,143
Heineken NV                                                  1,932        75,371
IHC Caland NV                                                  255        13,451
ING Groep NV                                                16,180       273,863
Koninklijke (Royal) Philips Electronics NV                  12,724       222,839
Koninklijke Ahold NV                                         6,334        80,374
Koninllijke Luchtvaart Maatschappij NV                         261         2,513
KPN NV *                                                    17,149       111,502
Numico Kon NV                                                1,491        18,763
Oce-Van Der Grinten                                            972        10,703
Qiagen NV * (a)                                              1,803         9,170
Royal Dutch Petroleum Company                               20,602       906,343
Royal Vendex KBB NV *                                          933        10,127
TNT Post Group NV *                                          3,195        51,767
Unilever NV-CVA                                              5,539       340,102
Vedior NV                                                      992         5,659
VNU NV                                                       2,100        54,726
Wolters Kluwer                                               2,624        45,680
                                                                     -----------
                                                                       2,827,381

NEW ZEALAND - 0.16%
Auckland International Airport, Ltd. (a)                     1,707         4,961
Carter Holt Harvey (a)                                       9,831         9,009
Contact Energy (a)                                           3,264         6,786
Fisher & Paykel (a)                                            350         1,732
Fisher & Paykel Appliances Holdings, Ltd. (a)                  365         1,921
Fletcher Building (a)                                        5,215         9,148
Fletcher Challenge Forests * (a)                               966           501
Independent Newspapers, Ltd. (a)                             3,217         5,138
Sky City Entertainment Group, Ltd. * (a)                     1,668         7,066
Telecom Corp. of New Zealand, Ltd.                          18,241        43,270
The Warehouse Group, Ltd. (a)                                1,694         6,493
                                                                     -----------
                                                                          96,025

NORWAY - 0.41%
Bergesen d.y. ASA, A Shares (a)                                400         7,614
Den Norske Bank ASA                                          3,700        17,393
Frontline, Ltd.                                                400         3,490
Gjensidige NOR ASA                                             450        14,730
Kvaerner ASA, Series A *                                     4,600         2,454
Merkantildata ASA *                                          3,000         2,250
Nera ASA *                                                     700           757
Norsk Hydro AS                                               1,480        66,265
Norske Skogindustrier ASA                                    1,050        14,838
Orkla SA                                                     1,850        31,478
Schibsted ASA                                                  400         4,153
Smedvig                                                        200           810
Smedvig ASA, A shares                                          700         3,331
Statoil ASA                                                  4,000        33,742
Storebrand ASA *                                             1,600         5,999
Tandberg ASA * (a)                                           1,400         8,075
Telenor AS                                                   4,900        18,724
Tomra Systems ASA                                            1,600        10,405
                                                                     -----------
                                                                         246,508

PORTUGAL - 0.30%
Banco Comercial Portugues SA                                14,640        35,005
Banco Espirito Santo SA                                      1,002        13,135
BPI-SGPS SA                                                  3,350         7,659
Brisa Auto Estrada                                           2,769        15,332
Cimpor-Cimentos de Portugual SA                                508         8,524
Elec De Portugal                                            15,912        26,532
Jeronimo Martins SGPS *                                        541         3,943
Portugal Telecom                                             9,046        62,137
PT Multimedia.com, SGPS, SA                                    786         8,259
Sonae, S.G.P.S. SA *                                         8,402         3,524
                                                                     -----------
                                                                         184,050

SINGAPORE - 0.71%
CapitaLand, Ltd.                                             8,000         5,119
Chartered Semiconductor Manufacturing, Ltd. * (a)            7,000         2,865
City Developments, Ltd.                                      5,000        11,991
Creative Technology, Ltd. (a)                                  450         3,191
Cycle & Carriage, Ltd.                                       1,000         1,960
Datacraft Asia, Ltd. *                                       4,000         2,620
DBS Group Holdings, Ltd.                                    11,000        69,755
Fraser & Neave, Ltd.                                         1,800         8,094
Guocoland, Ltd. * (a)                                        2,000           819
Haw Par Corp., Ltd.                                          1,490         2,800
Hotel Properties, Ltd.                                       3,000         1,608
Keppel Corp., Ltd.                                           6,000        12,798
Keppel Land, Ltd.                                            7,000         3,914
NatSteel, Ltd. (a)                                           1,000         1,188
Neptune Orient Lines, Ltd. *                                 7,000         3,713
OverSeas Union Enterprises, Ltd.                             1,000         3,372
Overseas-Chinese Banking Corp., Ltd.                         9,000        50,068
Parkway Holdings, Ltd.                                       6,000         2,612
SembCorp Industries, Ltd.                                    9,000         4,073
SembCorp Logistics, Ltd.                                     5,000         4,525
SembCorp Marine, Ltd.                                        9,000         4,695
Singapore Airlines, Ltd.                                     5,000        29,401
Singapore Exchange, Ltd.                                     8,000         5,673
Singapore Land, Ltd.                                         3,000         5,465
Singapore Press Holdings, Ltd.                               3,000        31,476
Singapore Technologies Engineering, Ltd.                    11,000        10,463
Singapore Telecommunications, Ltd.                          58,000        41,461
United Overseas Bank                                        12,000        81,630
United Overseas Land, Ltd.                                   3,000         2,784
Venture Corp., Ltd.                                          2,000        16,026
Wing Tai Holdings                                            4,000         1,199
                                                                     -----------
                                                                         427,358

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           SHARES        VALUE
                                                           ------        -----
SPAIN - 2.78%
Acciona SA                                                     293    $   12,060
Acerinox SA                                                    473        17,356
Acesa Infraestructuras Sa * (a)                              1,597           921
ACS, Actividades de Construccion y Servicios SA (a)            362        11,636
Aguas De Barcelona (a)                                         341         3,433
Altadis SA, Series A                                         2,919        66,549
Amadeus Global Travel Distribution SA, Series A              2,413         9,945
Autopistas Concesionaria Espanola SA *                       1,597        18,088
Banco Bilbao Vizcaya SA                                     29,389       281,081
Banco Santander Central, Hispano SA                         41,362       283,681
Corporacion Mapfre SA                                        1,026         8,317
Endesa SA (a)                                                8,668       101,355
Fomento de Construcciones SA (a)                               578        12,972
Gas Natural SDG SA                                           2,293        43,452
Grupo Dragados SA                                            1,344        22,833
Grupo Ferrovial SA                                             620        15,702
Iberdrola SA (a)                                             7,402       103,629
Iberia Lineas Aereas de Espana SA                            4,051         5,948
Inditex                                                      2,016        47,590
Metrovacesa SA (a)                                             352         7,457
NH Hoteles S.A. *                                            1,118         9,602
Promotora de Informaciones SA                                  585         3,810
Repsol-YPF SA (a)                                            8,815       116,478
Sol Melia SA (a)                                             1,043         4,124
Telefonica Publicidad e Informacion SA (a)                   1,168         3,711
Telefonica SA                                               44,893       401,586
TelePizza SA * (a)                                           1,211           952
Terra Networks SA * (a)                                      3,575        15,034
Union Electrica Fenosa SA                                    2,249        29,599
Vallehermoso SA                                              1,386        14,390
Zeltia SA (a)                                                1,128         6,412
                                                                      ----------
                                                                       1,679,703

SWEDEN - 1.63%
Assa Abloy AB                                                2,800        32,045
Atlas Copco AB-A Shares                                      1,100        21,509
Atlas Copco AB-B Shares                                        700        12,440
Drott AB                                                     1,100        12,273
Electrolux AB, Series B                                      3,100        49,028
Eniro AB                                                     1,400         8,857
Gambro AB, B Shares                                          1,600         8,907
Hennes & Mauritz AB, Series B *                              4,725        91,304
Hoganas AB, B Shares                                           300         5,694
Holmen AB                                                      400         9,731
Incentive AB, Series A *                                     1,400         7,810
L.M. Ericsson Telefonaktiebolaget, Series B *              148,700       104,333
Modern Time Group AB, B Shares *                               350         2,838
Netcom Systems AB *                                            900        23,861
Nobel Biocare AB                                               150         9,748
Nordea AB                                                   21,500        94,962
OM AB                                                          750         3,589
Sandvik AB                                                   2,100        46,981
Sapa AB * (a)                                                  200         3,681
SAS AB *                                                     1,200         6,819
Securitas AB, Series B                                       2,800        33,494
Skandia Foersaekrings AB                                     7,600        20,281
Skandinaviska Enskilda Baken, Series A                       4,400        36,692
Skanska AB                                                   3,800        22,291
SKF AB-A Shares                                                100         2,594
SKF AB-B Shares                                                800        20,796
SSAB Svenskt Stal AB, Series A                                 400         4,739
SSAB Svenskt Stal AB, Series B                                 200         2,243
Svenska Cellulosa                                            1,700        57,488
Svenska Handelsbanken AB, A Shares                           5,200        69,381
Svenska Handelsbanken AB, B Shares                             400         5,107
Swedish Match AB                                             3,500        27,576
Telia AB (a)                                                17,900        67,532
Trelleborg AB                                                  600         4,865
Volvo AB, A Shares                                           1,100        17,207
Volvo AB, B Shares                                           2,000        32,666
WM Data AB, B shares                                         2,000         1,748
                                                                      ----------
                                                                         983,110

SWITZERLAND - 6.86%
ABB, Ltd. *                                                  8,537    $   24,257
Adecco SA                                                    1,309        51,296
Ciba Specialty Chemicals Holding, Inc.                         630        43,910
Clariant AG                                                  1,531        24,463
Compagnie Financiere Richemont AG *                          4,842        90,321
Credit Suisse Group                                         11,405       247,379
Forbo Holdings AG                                               10         2,979
Georg Fischer AG                                                20         2,024
Givaudan AG                                                     61        27,344
Holcim, Ltd.                                                   283        51,358
Kudelski SA * (a)                                              280         3,796
Kuoni Reisen Holding *                                           5           944
Logitech International SA * (a)                                419        12,496
Lonza Group AG                                                 436        26,480
Nestle SA                                                    3,823       809,876
Novartis AG                                                 26,533       967,819
Phonak Holding AG                                              332         3,120
PubliGroupe SA *                                                30         4,772
Roche Holding AG                                             6,771       471,684
Roche Holdings AG (a)                                          482        60,986
Schindler Holding AG                                            45         8,768
Serono SA                                                       70        37,503
Societe Generale de Surveillance Holding SA                     41        12,332
Sulzer AG *                                                     20         2,719
Sulzer Medica AG *                                             117        20,387
Swatch Group AG                                                747        12,638
Swatch Group AG, B shares                                      318        26,441
Swiss Reinsurance Company                                    3,067       201,126
Swisscom AG                                                    264        76,446
Syngenta AG                                                  1,008        58,340
Synthes-Stratec, Inc.                                           45        27,590
Tecan Group AG                                                  79         2,599
UBS AG                                                      12,167       591,152
Unaxis Holding AG                                              100         6,688
Valora Holding AG                                               46         8,813
Zurich Financial Services AG                                 1,392       129,830
                                                                      ----------
                                                                       4,150,676

UNITED KINGDOM - 23.36%
3i Group PLC                                                 5,546        49,541
Aegis Group PLC                                             13,367        16,835
Aggreko PLC                                                  3,035         7,205
AMEC PLC                                                     2,360         5,441
Amvescap                                                     6,293        40,312
ARM Holdings PLC *                                           9,350         7,223
Associated British Ports Holdings PLC                        3,613        23,231
AstraZeneca Group PLC                                       16,676       595,848
AWG PL *                                                   885,144         1,282
AWG PLC *                                                    1,773        12,371
BAA PLC                                                     10,564        85,694
BAE Systems PLC                                             30,035        59,943
Barclays PLC                                                63,965       396,364
Barratt Developments                                         2,168        13,644
Bass PLC *                                                   8,590        69,404
BBA Group PLC                                                3,760        11,181
BG Group PLC                                                34,067       146,947

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES      VALUE
                                                            ------      -----
UNITED KINGDOM - CONTINUED
BHP Billiton PLC                                            23,030   $   122,969
BICC PLC *                                                   4,029         9,370
BOC Group PLC *                                              4,744        67,803
Boots Company                                                8,252        77,830
BP PLC                                                     217,303     1,493,429
BPB PLC                                                      5,430        21,499
Brambles Industries, Ltd.                                    7,071        17,299
British Airways *                                            5,454   $    11,851
British American Tobacco Australasia, Ltd.                  15,776       157,554
British Land Company PLC                                     5,298        38,543
British Sky Broadcasting Group PLC *                        11,767       121,020
BT Group PLC                                                83,491       262,039
Bunzl PLC                                                    4,105        25,107
Cable & Wireless PLC                                        24,136        17,384
Cadbury Schweppes PLC                                       19,645       122,364
Canary Wharf Group PLC *                                     4,742        17,974
Capita Group                                                 7,171        28,566
Caradon PLC *                                                2,012         3,552
Carlton Communciations PLC                                   6,036        13,042
Celltech Group PLC *                                         2,681        14,887
Centrica PLC                                                41,321       113,725
CGU PLC *                                                   21,507       153,347
Chubb Corp.                                                  6,921         9,775
Close Brothers Group PLC                                     1,520        13,602
Compass Group PLC                                           21,718       115,352
Corus Group *                                               27,736        12,165
Daily Mail and General Trust                                 2,733        25,579
De Lousiana Rue PLC                                          1,732         8,112
Diageo PLC                                                  30,580       332,225
Dixons Group                                                18,693        43,625
E D & F Manitoba Group *                                     2,571        36,704
Electrocomponents PLC                                        3,996        18,459
EMI Group PLC                                                7,470        16,712
FirstGroup PLC                                               4,187        15,870
FKI PLC                                                      5,052         7,155
George Wimpey PLC                                            3,512        15,036
GKN PLC                                                      6,777        21,897
GlaxoSmithKline PLC                                         58,557     1,123,430
Granada Compass PLC                                         28,607        36,719
Great Portland Estates PLC                                   2,666         9,526
Great University Stores                                      9,414        87,426
Hammerson PLC                                                2,998        22,824
Hanson PLC                                                   6,766        30,056
Hanson PLC                                                     387         1,742
Hays PLC                                                    14,706        21,953
HBOS PLC                                                    36,600       385,845
Hilton Group PLC                                            14,483        38,928
HSBC Holdings PLC                                           91,685     1,013,047
IMI PLC                                                      3,259        13,769
Imperial Chemical Industries PLC                            12,044        44,585
Imperial Tobacco                                             7,029       119,354
International Power PLC *                                    9,989        15,394
Invensys PLC                                                37,344        31,705
J. Sainsbury PLC                                            14,613        65,561
Johnson Matthey PLC                                          1,958        25,211
Kidde PLC                                                    5,279         6,011
Kingfisher PLC                                              24,882        89,106
Land Securities Group PLC                                    4,324        54,632
Legal & General Group PLC                                   62,686        96,857
Lloyds TSB Group PLC                                        53,921       387,065
Logica PLC                                                   7,628        18,416
Marks & Spencer Group, PLC                                  22,176       112,431
Misys PLC                                                    5,858        16,594
National Grid Group PLC                                     30,034       220,671
Next Group                                                   2,849        33,772
Nycomed Amersham PLC *                                       6,764        60,530
Ocean Group *                                                2,959        32,766
P & O Princess Cruises PLC                                   6,783        47,053
Pearson PLC                                                  7,605        70,320
Pilkington PLC                                              11,203        10,458
Provident Financial PLC                                      2,576        24,628
Prudential Corp.                                            19,067       134,722
Rank Group PLC                                               5,919        25,388
Reckitt & Colman                                             5,334       103,450
Reed Elsevier PLC                                           12,311       105,413
Rentokil Initial PLC                                        18,572        65,762
Reuters Group PLC                                           14,335        40,953
Rexam PLC                                                    4,082        27,857
Rio Tinto, Ltd.                                             10,295       205,466
RMC Group PLC                                                2,528        14,933
Rolls Royce                                                 15,792        27,196
Royal & Sun Alliance                                        15,542        30,205
Royal Bank of Scotland Group                                26,583       636,646
SABMiller PLC                                                7,217        51,284
Safeway                                                     10,405        35,713
Schroders PLC                                                1,036         8,521
Scottish & Newcastle PLC                                     7,723        57,614
Scottish Hydro                                               8,540        93,467
Scottish Power                                              18,194       106,152
Securicor Group PLC                                          4,375         5,968
Serco Group PLC                                              4,450        10,968
Severn Trent PLC                                             3,295        36,805
Shell Transport & Trading Company PLC                       93,858       617,854
Signet Group PLC                                            17,078        18,691
Slough Estates PLC                                           4,230        23,080
Smith & Nephew PLC                                           9,065        55,515
Smiths Industries PLC                                        5,368        60,090
SSL International PLC                                        1,739         7,172
Stagecoach Holdings PLC                                      7,461         3,542
Tate & Lyle PLC                                              3,723        18,875
Taylor Woodrow PLC                                           5,265        14,363
Tesco PLC                                                   67,453       210,617
The Peninsular & Oriental Steam Navigation Company           6,613        17,509
The Berkeley Group PLC                                       1,243        11,924
The Sage Group PLC                                          13,012        27,854
Unilever PLC                                                26,693       253,908
United Business Media PLC                                    3,241        15,127
United Utilities PLC                                         5,314        53,370
Vodafone Group PLC                                         659,492     1,202,095
Whitbread & Company PLC                                      2,856        24,868
Wolseley PLC                                                 5,522        46,349
WPP Group PLC                                               10,975        83,817
Yorkshire Water PLC *                                        3,456        23,585
                                                                     -----------
                                                                      14,128,961

UNITED STATES - 0.01%
Gen-Probe, Inc. * (a)                                          172         4,093
                                                                     -----------

TOTAL COMMON STOCK
(Cost: $73,393,274)                                                  $51,035,729
                                                                     -----------

PREFERRED STOCK - 0.22%
AUSTRALIA - 0.16%
News Corp., Ltd. -  Limited Voting Shares                   18,219   $    97,914
                                                                      ----------

GERMANY - 0.06%
RWE AG                                                         300         6,528

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
GERMANY - CONTINUED
Volkswagen AG - Non Voting Preferred (a)                       960      $ 25,169
                                                                        --------
                                                                          31,697
NEW ZEALAND - 0.00%
Fletcher Challenge * (a)                                     1,940           995
                                                                        --------

TOTAL PREFERRED STOCK
(Cost: $207,758)                                                        $130,606
                                                                        --------

RIGHTS - 0.00%
UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares *                              2,263             0
                                                                        --------

TOTAL RIGHTS
(Cost: $0)                                                              $      0
                                                                        --------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          ------        -----
SHORT TERM INVESTMENTS - 15.34%
Federal Home Loan Bank Consolidated
  Discount Note, 1.65% due 01/24/2003                      700,000   $   699,491
Navigator Securities Lending Trust, 1.43%                4,680,864     4,680,864
State Street Boston Corp. 1.20% due 01/02/2003 (b)       2,900,000     2,899,904
U.S. Treasury Bills,
  1.17% due 01/30/2003****                                 500,000       499,529
  1.20% due 03/06/2003****                                 500,000       498,933
                                                                     -----------
                                                                     $ 9,278,721

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
  Corp. dated 12/31/2002 at 1.00%, to
  be repurchased at $25,001 on
  01/02/2003, collateralized by $20,000
  U.S. Treasury Bonds, 7.625% due
  02/15/2025 (valued at $28,074
  including interest).                                   $  25,000   $    25,000
                                                                     -----------

TOTAL INVESTMENTS (INTERNATIONAL INDEX
TRUST) (Cost: $82,904,753)                                           $60,470,056
                                                                     ===========

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                           11.05%
Banking                                                       8.86%
Drugs & Healthcare                                            7.28%
Petroleum Services                                            4.46%
Insurance                                                     3.90%

MID CAP INDEX TRUST

                                                            SHARES       VALUE
                                                            ------       -----
COMMON STOCK - 86.91%
AEROSPACE - 0.16%
Precision Castparts Corp.                                    7,091    $  171,957
                                                                      ----------

AIR TRAVEL - 0.07%
Alaska Air Group, Inc. * (a)                                 3,617        78,308
                                                                      ----------

APPAREL & TEXTILES - 1.02%
Coach, Inc. *                                               12,049       396,653
Mohawk Industries, Inc. *                                    9,003       512,721
Timberland Company, Class A *                                5,002       178,121
Unifi, Inc. *                                                7,065        37,091
                                                                      ----------
                                                                       1,124,586

AUTO PARTS - 1.20%
Arvinmeritor, Inc.                                           9,216    $  153,631
BorgWarner, Inc.                                             3,647       183,882
Federal Signal Corp.                                         6,456       125,376
Gentex Corp. * (a)                                          10,321       326,556
Lear Corp. *                                                 8,915       296,691
Modine Manufacturing Company                                 4,573        80,851
Superior Industries International, Inc.                      3,754       155,265
                                                                      ----------
                                                                       1,322,252

AUTO SERVICES - 0.24%
Copart, Inc. *                                              12,508       148,094
United Rentals, Inc. * (a)                                  10,372       111,603
                                                                      ----------
                                                                         259,697

BANKING - 8.00%
Associated Banc-Corp                                        10,116       343,337
Astoria Financial Corp.                                     11,815       320,777
Bank of Hawaii Corp.                                         8,798       267,371
Banknorth Group, Inc.                                       20,056       453,266
City National Corp.                                          6,770       297,812
Colonial Bancgroup, Inc.                                    16,764       199,995
Commerce Bancorp, Inc. (a)                                   9,158       395,534
First Virginia Banks, Inc.                                   9,730       362,248
FirstMerit Corp.                                            11,455       248,115
Greater Bay Bancorp (a)                                      6,978       120,650
Greenpoint Financial Corp.                                  13,247       598,500
Hibernia Corp., Class A                                     21,375       411,683
Independence Community Bank Corp.                            7,756       196,847
Investors Financial Services Corp.                           8,764       240,046
M&T Bank Corp.                                              12,469       989,415
Mercantile Bankshares Corp.                                  9,337       360,315
National Commerce Financial Corp.                           27,846       664,127
New York Community Bancorp, Inc.                            14,553       420,291
Provident Financial Group, Inc. (a)                          6,608       172,006
Roslyn Bancorp, Inc.                                        11,258       202,982
Silicon Valley Bancshares *                                  5,833       106,452
Sovereign Bancorp, Inc.                                     35,443       497,974
TCF Financial Corp.                                         10,051       439,128
Westamerica BanCorp                                          4,547       182,698
Wilmington Trust Corp.                                       8,894       281,762
                                                                      ----------
                                                                       8,773,331

BIOTECHNOLOGY - 1.31%
Charles River Laboratories
  International, Inc. *                                      6,123       235,613
Covance, Inc. *                                              8,121       199,695
IDEC Pharmaceuticals Corp. *                                20,759       688,576
Millennium Pharmaceuticals, Inc. *                          39,021       309,827
                                                                      ----------
                                                                       1,433,711

BROADCASTING - 1.49%
Belo Corp., Series A                                        15,278       325,727
Emmis Communications Corp., Class A  *                       7,215       150,288
Entercom Communications Corp. *                              6,758       317,085
Hispanic Broadcasting Corp. *                               14,760       303,318
Westwood One, Inc. *                                        14,396       537,835
                                                                      ----------
                                                                       1,634,253

BUILDING MATERIALS & CONSTRUCTION - 0.69%
Dycom Industries, Inc. *                                     6,491        86,006
Harsco Corp.                                                 5,493       175,172
Jacobs Engineering Group, Inc. *                             7,381       262,764
RPM, Inc.                                                   15,580       238,062
                                                                      ----------
                                                                         762,004

BUSINESS SERVICES - 6.03%
Acxiom Corp. * (a)                                          12,106       186,190
Affiliated Computer Services, Inc.,
  Class A *,                                                17,931       944,067
Banta Corp.                                                  3,437       107,475

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
BUSINESS SERVICES - CONTINUED
BISYS Group, Inc. *                                         16,315    $  259,409
Cadence Design Systems, Inc. *                              36,474       430,029
Catalina Marketing Corp. *                                   7,380       136,530
Ceridian Corp. *                                            20,131       290,289
Certegy, Inc. *                                              8,967       220,140
ChoicePoint, Inc. *                                         11,507       454,411
CSG Systems International, Inc. *                            6,992        95,441
DST Systems, Inc. *                                         16,219       576,585
Dun & Bradstreet Corp. *                                    10,086       347,866
Gartner Group, Inc., Class B *                              11,221       106,038
Harte-Hanks, Inc.                                           12,354       230,649
Kelly Services, Inc., Class A                                4,818       119,053
Korn/Ferry International * (a)                               4,969        37,168
Legato Systems, Inc. * (a)                                  15,733        79,137
Manpower, Inc.                                              10,408       332,015
MPS Group, Inc. *                                           13,976        77,427
Reynolds & Reynolds Company, Class A                         9,428       240,131
Rollins, Inc.                                                4,091       104,116
SEI Investment Company                                      14,386       391,012
Sothebys Holdings, Inc., Class A *                           8,381        75,429
Sykes Enterprises, Inc. *                                    5,308        17,410
The Titan Corp. *                                           10,582       110,053
Valassis Communications, Inc. *                              7,131       209,865
Viad Corp.                                                  11,953       267,150
Wallace Computer Series, Inc.                                5,674       122,048
Wind River Systems, Inc. *                                  11,038        45,256
                                                                      ----------
                                                                       6,612,389

CELLULAR COMMUNICATIONS - 0.49%
RF Micro Devices, Inc. *                                    22,946       168,194
Telephone & Data Systems, Inc.                               7,956       374,091
                                                                      ----------
                                                                         542,285

CHEMICALS - 2.39%
A. Schulman, Inc.                                            4,014        74,701
Airgas, Inc. *                                               9,699       167,308
Albemarle Corp.                                              5,655       160,885
Cabot Corp.                                                  8,327       220,999
Cabot Microelectronics Corp. * (a)                           3,301       155,807
Crompton Corp.                                              15,403        91,648
Cytec Industries, Inc. *                                     5,315       144,993
Ferro Corp. (a)                                              5,478       133,828
FMC Corp. *                                                  4,753       129,852
H.B. Fuller Company                                          3,839        99,353
IMC Global, Inc.                                            15,579       166,228
Lubrizol Corp.                                               6,973       212,676
Lyondell Chemical Company                                   21,665       273,846
Minerals Technologies, Inc. (a)                              2,730       117,799
Olin Corp. (a)                                               7,764       120,730
Solutia, Inc.                                               14,588        52,954
Valspar Corp.                                                6,795       300,203
                                                                      ----------
                                                                       2,623,810

COAL - 0.33%
Arch Coal, Inc.                                              7,099       153,268
Peabody Energy Corp.                                         7,093       207,328
                                                                      ----------
                                                                         360,596

COMPUTERS & BUSINESS EQUIPMENT - 2.04%
3Com Corp. *                                                49,859       230,847
Diebold, Inc.                                                9,778       403,049
GTECH Holdings Corp. *                                       7,740       215,636
Henry, Jack & Associates, Inc.                              11,872       142,939
Infocus Corp. * (a)                                          5,161        31,792
National Instruments Corp. *                                 6,919       224,798
Plexus Corp. *                                               5,834        51,222
Quantum Corp. *                                             21,674        57,870
Sandisk Corp. * (a)                                          9,357       189,947
Storage Technology Corp. *                                  14,448       309,476
Sybase, Inc. *                                              12,744       170,770
Tech Data Corp. *                                            7,655       206,379
                                                                      ----------
                                                                       2,234,725

CONSTRUCTION MATERIALS - 0.37%
Granite Construction, Inc.                                   5,614        87,017
Martin Marietta Materials, Inc.                              6,619       202,938
Trinity Industries, Inc. (a)                                 6,211       117,761
                                                                      ----------
                                                                         407,716

CONSTRUCTION & MINING EQUIPMENT - 0.22%
National Oilwell, Inc. *                                    10,989       240,000
                                                                      ----------

CONTAINERS & GLASS - 0.56%
Longview Fibre Company *                                     7,113        51,427
Packaging Corp. of America *                                14,163       258,333
Sonoco Products Company                                     13,095       300,268
                                                                      ----------
                                                                         610,028

CRUDE PETROLEUM & NATURAL GAS - 1.92%
FMC Technologies, Inc. *                                     8,874       181,296
Helmerich & Payne, Inc.                                      6,780       189,230
Ocean Energy, Inc.                                          23,914       477,562
Patterson-UTI Energy, Inc. *                                10,746       324,207
Pioneer Natural Resources Company *                         15,872       400,768
Valero Energy Corp.                                         14,454       533,931
                                                                      ----------
                                                                       2,106,994

DOMESTIC OIL - 1.30%
Forest Oil Corp. *                                           6,369       176,103
Murphy Oil Corp.                                            12,432       532,711
Noble Energy, Inc.                                           7,771       291,801
XTO Energy, Inc.                                            17,187       424,519
                                                                      ----------
                                                                       1,425,134

DRUGS & HEALTH CARE - 2.63%
Apogent Technologies, Inc. *                                14,501       301,621
Beckman Coulter, Inc.                                        8,444       249,267
Edwards Lifesciences Corp. *                                 8,148       207,530
Health Net, Inc. *                                          16,801       443,546
Henry Schein, Inc. *                                         5,969       268,605
Hillenbrand Industries, Inc.                                 8,369       404,306
Ivax Corp. *                                                26,389       320,099
Lifepoint Hospitals, Inc. * (a)                              5,361       160,460
Pacificare Health Systems, Inc. * (a)                        4,860       136,566
Perrigo Company *                                            9,512       115,571
Protein Design Labs, Inc. *                                 12,064       102,544
Sepracor, Inc. * (a)                                        11,402       110,257
VISX, Inc. *                                                 7,004        67,098
                                                                      ----------
                                                                       2,887,470

EDUCATIONAL SERVICES - 0.62%
Career Education Corp. *                                     6,247       249,880
DeVry, Inc. * (a)                                            9,479       157,446
Education Management Corp. *                                 4,786       179,954
Sylvan Learning Systems, Inc. * (a)                          5,485        89,954
                                                                      ----------
                                                                         677,234

ELECTRICAL EQUIPMENT - 0.73%
AMETEK, Inc.                                                 4,480       172,435
Energizer Holdings, Inc. *                                  12,305       343,310
Hubbell, Inc., Class B                                       8,016       281,682
                                                                      ----------
                                                                         797,427

ELECTRIC UTILITIES - 3.72%
Allete, Inc.                                                11,592       262,907

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
ELECTRIC UTILITIES - CONTINUED
Alliant Corp.                                               12,416    $  205,485
Black Hills Corp.                                            3,644        96,639
Cleco Corp.                                                  6,375        89,250
DPL, Inc.                                                   17,146       263,020
DQE, Inc.                                                   10,068       153,436
GrafTech International, Ltd. *                               7,918        47,191
Great Plains Energy, Inc.                                    9,264       211,960
Hawaiian Electric Industries, Inc.                           4,971       218,625
IDACORP, Inc.                                                5,127       127,303
Northeast Utilities                                         18,408       279,249
NSTAR                                                        7,196       319,431
OGE Energy Corp.                                            10,624       186,982
Pepco Holdings, Inc.                                        22,201       430,477
PNM Resources, Inc.                                          5,305       126,365
Puget Energy, Inc.                                          12,581       277,411
Quanta Services, Inc. *                                      9,129        31,952
Sierra Pacific Resources * (a)                              13,834        89,921
Westar Energy, Inc.                                          9,661        95,644
Wisconsin Energy Corp.                                      15,680       395,136
WPS Resources Corp. (a)                                      4,332       168,168
                                                                      ----------
                                                                       4,076,552

ELECTRONICS - 1.78%
Arrow Electronics, Inc. *                                   13,541       173,189
Avnet, Inc. *                                               16,189       175,327
FEI Company *                                                4,448        68,010
Kemet Corp. *                                               11,671       102,005
L-3 Communications Holdings, Inc. * (a)                     12,814       575,477
Mentor Graphics Corp. *                                      9,043        71,078
Polycom, Inc. *                                             13,484       128,368
Sequa Corp., Class A *                                       1,437        56,201
Teleflex, Inc.                                               5,335       228,818
Varian, Inc. *                                               4,596       131,859
Vishay Intertechnology, Inc. *                              21,662       242,181
                                                                      ----------
                                                                       1,952,513

ENERGY - 0.62%
Energy East Corp.                                           19,648       434,024
MDU Resources Group, Inc.                                    9,724       250,977
                                                                      ----------
                                                                         685,001

FINANCIAL SERVICES - 3.54%
A.G. Edwards, Inc.                                          10,688       352,277
Americredit Corp. * (a)                                     20,726       160,419
Arthur J. Gallagher & Company                               11,938       350,739
Compass Bancshares, Inc.                                    17,394       543,910
E TRADE Group, Inc. *                                       49,031       238,291
Eaton Vance Corp.                                            9,411       265,861
IndyMac Bancorp, Inc. *                                      7,515       138,952
Investment Technology Group, Inc. *                          6,498       145,295
LaBranche & Company, Inc. * (a)                              8,074       215,091
Legg Mason, Inc.                                             8,788       426,570
Leucadia National Corp.                                      7,514       280,347
Metris Companies, Inc. (a)                                   7,606        18,787
Neuberger Berman, Inc. (a)                                   9,464       316,949
Waddell & Reed Financial, Inc., Class A                     10,882       214,049
Webster Financial Corp.                                      6,214       216,247
                                                                      ----------
                                                                       3,883,784

FOOD & BEVERAGES - 3.78%
Bob Evans Farms, Inc.                                        4,795       111,963
Constellation Brands, Inc., Class A *                       12,250       290,448
Dean Foods Company *                                        12,382       459,372
Dole Food, Inc.                                              7,621       248,292
Dreyers Grand Ice Cream, Inc. (a)                            4,740       336,350
Hormel Foods Corp.                                          18,810       438,837
Interstate Bakeries Corp.                                    5,990        91,348
McCormick & Company, Inc.                                   18,984       440,429
PepsiAmericas, Inc.                                         20,415       274,174
Sensient Technologies Corp.                                  6,436       144,617
Smithfield Foods, Inc. *                                    14,835       294,326
The J.M. Smucker Company                                     6,725       267,722
Tootsie Roll Industries, Inc.                                6,994       214,576
Tyson Foods, Inc., Class A                                  47,857       536,956
                                                                      ----------
                                                                       4,149,410

FOREST PRODUCTS - 0.15%
Rayonier, Inc.                                               3,754       169,869
                                                                      ----------

FURNITURE & FIXTURES - 0.17%
Furniture Brands International, Inc. *                       7,633       182,047
                                                                      ----------

GAS & PIPELINE UTILITIES - 2.58%
AGL Resources, Inc.                                          7,643       185,725
American Water Works Company, Inc. (a)                      13,580       617,618
Aquila, Inc. *                                              25,270        44,728
Equitable Resources, Inc.                                    8,483       297,244
National Fuel Gas Company (a)                               10,865       225,231
ONEOK, Inc.                                                  8,199       157,421
Questar Corp.                                               11,112       309,136
SCANA Corp.                                                 15,028       465,267
Vectren Corp.                                                9,200       211,600
Western Gas Resources, Inc. (a)                              4,481       165,125
WGL Holdings, Inc.                                           6,577       157,322
                                                                      ----------
                                                                       2,836,417

HEALTHCARE PRODUCTS - 2.03%
Cytyc Corp. *                                               15,710       160,242
DENTSPLY International, Inc.                                10,629       395,399
Mylan Laboratories, Inc.                                    16,614       579,828
Patterson Dental Company *                                   9,254       404,770
STERIS Corp. *                                               9,415       228,314
Varian Medical Systems, Inc. *                               9,221       457,362
                                                                      ----------
                                                                       2,225,915

HEALTHCARE SERVICES - 2.34%
Apria Healthcare Group, Inc. *                               7,447       165,621
Express Scripts, Inc., Class A * (a)                        10,572       507,879
First Health Group Corp. *                                  13,764       335,153
Lincare Holdings, Inc. *                                    14,344       453,557
Omnicare, Inc.                                              12,791       304,810
Oxford Health Plans, Inc. *                                 11,867       432,552
Universal Health Services, Inc., Class B *                   8,215       370,497
                                                                      ----------
                                                                       2,570,069

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%
Horace Mann Educators Corp.                                  5,549        85,066
                                                                      ----------

HOMEBUILDERS - 0.93%
Clayton Homes, Inc. (a)                                     18,438       224,575
D.R. Horton, Inc.                                           19,877       344,866
Lennar Corp. (a)                                             8,803       454,235
                                                                      ----------
                                                                       1,023,676

HOTELS & RESTAURANTS - 2.16%
Brinker International, Inc. *                               13,212       426,087
CBRL Group, Inc.                                             6,749       203,347
Extended Stay America, Inc. *                               12,719       187,605
Krispy Kreme Doughnuts, Inc. * (a)                           7,523       254,052
Mandalay Resort Group *                                      9,332       285,653
Outback Steakhouse, Inc.                                    10,283       354,146
Papa Johns International, Inc. * (a)                         2,561        71,401
Park Place Entertainment Corp. *                            40,767       342,443

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES       VALUE
                                                            ------       -----
HOTELS & RESTAURANTS - CONTINUED
The Cheesecake Factory, Inc. *                               6,874    $  248,495
                                                                      ----------
                                                                       2,373,229

HOUSEHOLD PRODUCTS - 0.54%
Blyth Industries, Inc.                                       6,285       168,186
Church & Dwight, Inc.                                        5,411       164,657
Dial Corp.                                                  12,900       262,773
                                                                      ----------
                                                                         595,616

INDUSTRIAL MACHINERY - 1.30%
AGCO Corp. *                                                10,176       224,890
Albany International Corp., Class A                          4,387        90,635
Donaldson Company, Inc.                                      5,952       214,272
Flowserve Corp. *                                            7,476       110,570
Grant Prideco, Inc. *                                       16,748       194,947
Kaydon Corp.                                                 4,135        87,703
Kennametal, Inc.                                             4,755       163,952
Pentair, Inc.                                                6,673       230,552
Tecumseh Products Company, Class A                           2,504       110,502
                                                                      ----------
                                                                       1,428,023

INDUSTRIALS - 0.35%
Fastenal Company (a)                                        10,295       384,930
                                                                      ----------

INSURANCE - 3.68%
Allmerica Financial Corp. (a)                                7,272        73,447
American Financial Group, Inc.                               9,364       216,028
Amerus Group Company (a)                                     5,316       150,283
Brown & Brown, Inc.                                          9,391       303,517
Everest Re Group, Ltd.                                       6,899       381,515
Fidelity National Financial, Inc.                           12,968       425,739
HCC Insurance Holdings, Inc.                                 8,450       207,870
Mony Group, Inc.                                             6,381       152,761
Ohio Casualty Corp. * (a)                                    8,224       106,501
Old Republic International Corp.                            16,357       457,996
Protective Life Corp.                                        9,315       256,349
Radian Group, Inc.                                          12,681       471,099
Stancorp Financial Group, Inc.                               3,989       194,863
The PMI Group, Inc.                                         12,246       367,870
Unitrin, Inc.                                                9,174       268,064
                                                                      ----------
                                                                       4,033,902

INTERNATIONAL OIL - 0.64%
Weatherford International, Ltd. *                           17,653       704,884
                                                                      ----------

INTERNET CONTENT - 0.20%
Overture Service, Inc. * (a)                                 7,926       216,459
                                                                      ----------

INTERNET SOFTWARE - 1.29%
Internet Security Systems, Inc. *                            6,716       123,104
Macromedia, Inc. *                                           8,179        87,106
Networks Associates, Inc. *                                 21,223       341,478
Retek, Inc. *                                                6,913        18,804
RSA Security, Inc. *                                         7,915        47,411
Symantec Corp. *                                            19,627       795,090
                                                                      ----------
                                                                       1,412,993

LEISURE TIME - 0.44%
Callaway Golf Company                                       10,296       136,422
International Speedway Corp., Class A                        7,213       268,973
Six Flags, Inc. *                                           12,657        72,271
                                                                      ----------
                                                                         477,666

LIFE SCIENCES - 0.04%
Incyte Pharmacuticals, Inc. *                                9,440        43,046
                                                                      ----------

MANUFACTURING - 0.93%
Carlisle Companies, Inc.                                     4,147       171,603
Lancaster Colony Corp.                                       4,953       193,563
Nordson Corp.                                                4,545       112,853
SPX Corp. *                                                 10,920       408,954
York International Corp.                                     5,339       136,518
                                                                      ----------
                                                                       1,023,491

MEDICAL-HOSPITALS - 0.28%
Triad Hospitals, Inc. *                                     10,137       302,387
                                                                      ----------

NEWSPAPERS - 1.05%
Lee Enterprises, Inc.                                        6,008       201,388
Washington Post Company, Class B                             1,290       952,020
                                                                      ----------
                                                                       1,153,408

OFFICE FURNISHINGS & SUPPLIES - 0.38%
HON Industries, Inc.                                         7,995       226,098
Miller Herman, Inc.                                         10,147       186,705
                                                                      ----------
                                                                         412,803

PAPER - 0.51%
Bowater, Inc.                                                7,491       314,247
P.H. Glatfelter Company                                      5,929        78,026
Potlatch Corp.                                               3,854        92,033
Wausau-Mosinee Paper Corp.                                   7,022        78,787
                                                                      ----------
                                                                         563,093

PETROLEUM SERVICES - 2.05%
Cooper Cameron Corp. *                                       7,374       367,373
ENSCO International, Inc.                                   20,206       595,067
Hanover Compressor Company * (a)                             9,008        82,693
Pride International, Inc. *                                 18,228       271,597
Smith International, Inc. *                                 13,776       449,373
Tidewater, Inc.                                              8,213       255,424
Varco International, Inc. *                                 13,139       228,619
                                                                      ----------
                                                                       2,250,146

PHARMACEUTICALS - 1.92%
AdvancePCS *                                                12,134       269,496
Barr Laboratories, Inc. * (a)                                5,949       387,221
Gilead Sciences, Inc. *                                     26,683       907,222
ICN Pharmaceuticals, Inc. (a)                               11,341       123,730
SICOR, Inc. *                                               15,879       251,682
Vertex Pharmaceuticals, Inc. *                              10,354       164,111
                                                                      ----------
                                                                       2,103,462

POLLUTION CONTROL - 0.42%
Republic Services, Inc., Class A *                          22,228       466,343
                                                                      ----------

PUBLISHING - 0.53%
Media General, Inc., Class A                                 3,148       188,723
Readers Digest Association, Inc., Class A                   13,266       200,316
Scholastic Corp. *                                           5,307       190,787
                                                                      ----------
                                                                         579,826

RAILROADS & EQUIPMENT - 0.28%
GATX Corp. (a)                                               6,633       151,365
J.B. Hunt Transport Services, Inc. *                         5,324       155,993
                                                                      ----------
                                                                         307,358

REAL ESTATE - 0.80%
Hospitality Properties Trust, SBI                            8,489       298,813
Liberty Property Trust, REIT (a)                            10,353       330,675
New Plan Excel Realty Trust, Inc.                           13,142       250,880
                                                                      ----------
                                                                         880,368

RETAIL GROCERY - 0.45%
Ruddick Corp.                                                6,308        86,356
Whole Foods Market, Inc. *                                   7,798       411,189
                                                                      ----------
                                                                         497,545

RETAIL TRADE - 4.43%
99 Cents Only Stores *                                       9,510       255,439

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES      VALUE
                                                            ------      -----
RETAIL TRADE - CONTINUED
Abercrombie & Fitch Company, Class A *                      13,244   $   270,972
American Eagle Outfitters, Inc. * (a)                        9,736       134,162
Barnes & Noble, Inc. *                                       9,147       165,286
BJ's Wholesale Club, Inc. *                                  9,507       173,978
Borders Group, Inc. *                                       10,733       172,801
CarMax, Inc. * (a)                                          13,978       249,927
CDW Computer Centers, Inc. *                                11,387       499,320
Claire's Stores, Inc.                                        6,621       146,126
Dollar Tree Stores, Inc. *                                  15,490       380,589
Longs Drug Stores Corp.                                      5,199       107,827
Michael's Stores, Inc. *                                     9,102       284,893
Payless ShoeSource, Inc. *                                   3,073       158,167
PETsMART, Inc. *                                            18,707       320,451
Pier 1 Imports, Inc.                                        12,565       237,855
Ross Stores, Inc.                                           10,555       447,427
Saks, Inc. *                                                19,405       227,815
The Neiman Marcus Group, Inc., Class A *                     6,507       197,748
Williams-Sonoma, Inc. *                                     15,736       427,232
                                                                     -----------
                                                                       4,858,015

SEMICONDUCTORS - 2.32%
Atmel Corp. *                                               63,133       140,787
Cirrus Logic, Inc. *                                        10,949        31,533
Credence Systems Corp. *                                     8,276        77,215
Cree, Inc. * (a)                                             9,873       161,423
Cypress Semiconductor Corp. *                               16,766        95,901
Fairchild Semiconductor Corp., Class A *                    15,859       169,850
Integrated Device Technology, Inc. *                        13,982       117,029
International Rectifier Corp. *                              8,660       159,864
Intersil Corp., Class A *                                   18,557       258,685
Lam Research Corp. *                                        17,002       183,622
Lattice Semiconductor Corp. *                               15,220       133,479
LTX Corp. *                                                  6,955        41,939
Micrel, Inc. * (a)                                          12,486       112,124
Microchip Technology, Inc.                                  27,554       673,695
Semtech Corp. *                                              9,979       108,971
Triquint Semiconductor, Inc. *                              18,016        76,388
                                                                     -----------
                                                                       2,542,505

SOFTWARE - 1.41%
Activision, Inc. *                                           9,105       132,842
Advent Software, Inc. * (a)                                  4,509        61,458
Ascential Software Corp. * (a)                              32,573        78,175
Avocent Corp. *                                              6,114       135,853
Checkfree Corp. * (a)                                       10,677       170,843
Imation Corp. *                                              4,787       167,928
Keane, Inc. *                                                9,611        86,403
Macrovision Corp. *                                          6,525       104,661
McDATA Corp., Class A * (a)                                 15,371       109,134
Synopsys, Inc. *                                            10,263       473,637
Transaction Systems Architects, Inc.,
  Class A *                                                  4,648        30,212
                                                                     -----------
                                                                       1,551,146

STEEL - 0.14%
Alaska Steel Holding Corp. *                                14,609       116,872
Carpenter Technology Corp.                                   3,155        39,280
                                                                     -----------
                                                                         156,152

TELECOMMUNICATIONS EQUIPMENT & SERVICES  - 0.88%
ADTRAN, Inc. *                                               5,053       166,244
Advanced Fibre Communications, Inc. *                       11,396       190,085
Commscope, Inc. *                                            8,107        64,045
Harris Corp.                                                 8,993       236,516
Newport Corp. *                                              5,241        65,827
Plantronics, Inc. * (a)                                      6,027        91,189
Powerwave Technologies, Inc. *                               9,143        49,372
Price Communications Corp. *                                 7,396       102,287
                                                                     -----------
                                                                         965,565

TELEPHONE - 0.09%
Broadwing, Inc. *                                           29,649       104,364
                                                                     -----------

TIRES & RUBBER - 0.09%
Bandag, Inc. (a)                                             2,598       100,491
                                                                     -----------

TOBACCO - 0.12%
Universal Corp.                                              3,513       129,841
                                                                     -----------

TRANSPORTATION - 0.62%
Airborne, Inc.                                               6,560        97,285
Alexander & Baldwin, Inc.                                    5,583       143,985
C. H. Robinson Worldwide, Inc. (a)                          11,459       357,521
Overseas Shipholding Group, Inc.                             4,678        83,736
                                                                     -----------
                                                                         682,527

TRUCKING & FREIGHT - 1.04%
CNF Transportation, Inc.                                     6,679       222,010
EGL, Inc. *                                                  6,430        91,628
Expeditores International of Washington, Inc. (a)           14,120       461,018
Pittston Brink's Group                                       7,353       135,883
Swift Transportation, Inc. *                                11,390       228,005
                                                                     -----------
                                                                       1,138,544

TOTAL COMMON STOCK
(Cost: $113,764,705)                                                 $95,366,354
                                                                     -----------

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        ------         -----
SHORT TERM INVESTMENTS - 13.03%
Federal Home Loan Bank Consolidated
  Discount Note, 1.65% due 01/24/2003                  $1,000,000   $    999,273
Navigator Securities Lending Trust, 1.43%               9,695,538      9,695,538
State Street Boston Corp. 1.20% due
  01/02/2003 (b)                                        3,100,000      3,099,897
U.S. Treasury Bills 1.17% due 01/30/2003                  500,000        499,541
                                                                    ------------
                                                                    $ 14,294,249

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State StreetCorp.,
  dated 12/31/2002 at 1.00%,to be repurchased
  at $63,004 on 01/02/2003, collateralized by
  $50,000 U.S. Treasury Bonds 7.625% due
  02/15/2025 (valued at $70,185 including interest).   $   63,000   $     63,000
                                                                    ------------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $128,121,954)                                                $109,723,603
                                                                    ============

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

TOTAL STOCK MARKET INDEX TRUST

                                                     SHARES         VALUE
                                                     ------         -----
COMMON STOCK - 90.64%
ADVERTISING - 0.21%
Avenue A., Inc. *                                      200      $        580
DoubleClick, Inc. *                                    687             3,888
Grey Global Group, Inc.                                  8             4,889
Lamar Advertising Company, Class A *                   553            18,609
Omnicom Group, Inc.                                  1,119            72,287
The Interpublic Group of Companies, Inc.             2,675            37,664
TMP Worldwide, Inc. *                                  564             6,379
Ventiv Health, Inc. *                                  100               199
                                                                ------------
                                                                     144,495
AEROSPACE - 1.46%
AAR Corp. *                                            100               515
Aeroflex, Inc. *                                       250             1,725
Alliant Techsystems, Inc. *                            240            14,964
B.F. Goodrich Company                                  573            10,497
BE Aerospace, Inc. *                                   100               364
Boeing Company                                       5,052           166,665
Curtiss Wright Corp.                                    99             6,318
DRS Technologies, Inc. *                               176             5,514
EDO Corp.                                              318             6,608
Esterline Technologies Corp. *                         100             1,767
GenCorp, Inc.                                          218             1,726
General Dynamics Corp.                               1,207            95,800
Heico Corp., Class A                                   295             2,440
Honeywell International, Inc.                        4,928           118,272
Ladish, Inc. *                                         203             1,636
Lockheed Martin Corp.                                2,736           158,004
Moog, Inc., Class A *                                  215             6,674
Northrop Grumman Corp.                                 655            63,535
Orbital Sciences Corp., Class A * (a)                  198               836
Precision Castparts Corp.                              235             5,699
Raytheon Company                                     2,392            73,554
Rockwell Collins, Inc.                               1,204            28,005
Teledyne Technologies, Inc. *                          100             1,568
Textron, Inc.                                          860            36,971
United Defense Industries, Inc. *                        8               186
United Technologies Corp.                            2,805           173,742
Verdian Corp. *                                        158             3,372
Viasat, Inc. * (a)                                     116             1,339
Woodward Governor Company                               45             1,957
                                                                ------------
                                                                     990,253
AGRICULTURE - 0.09%
Bunge, Ltd.                                            667            16,048
Cadiz, Inc. * (a)                                      219               120
Delta & Pine Land Company                              368             7,511
Fresh Del Monte Produce, Inc.                          290             5,484
Lesco, Inc. *                                          100             1,393
Monsanto Company                                     1,516            29,183
Tejon Ranch Company *                                   70             2,079
                                                                ------------
                                                                      61,818
AIR TRAVEL - 0.16%
Airtran Holdings, Inc. *                               290             1,131
Alaska Air Group, Inc. *                               100             2,165
America West Holding Corp., Class B *                  100               180
Atlantic Coast Airlines Holdings, Inc. *               200             2,406
Atlas Air, Inc. *                                      149               225
Continental Airlines, Inc., Class B * (a)              497             3,603
Delta Air Lines, Inc.                                  629             7,611
ExpressJet Holdings, Inc. *                            291             2,983
Frontier Airlines, Inc. *                              150             1,014
JetBlue Airways Corp. * (a)                            221             5,954
Mesa Air Group, Inc. *                                 100               407
Mesaba Holdings, Inc. *                                100               612
Northwest Airlines Corp., Class A * (a)                430             3,156
SkyWest, Inc.                                          521             6,810
Southwest Airlines Company                           4,836            67,220
U.S. Airways Group, Inc. * (a)                         331                81
UAL Corp. * (a)                                        242               346
                                                                ------------
                                                                     105,904
APPAREL & TEXTILES - 0.39%
Angelica Corp.                                         100             2,065
Brown Shoe, Inc.                                       100             2,383
Cintas Corp.                                           985            45,064
Coach, Inc. *                                          666            21,925
Columbia Sportswear Company *                          307            13,637
Cone Mills Corp. (a)                                   200               344
FAB Industries, Inc.                                   143             1,165
G & K Services, Class A                                100             3,540
Goodys Family Clothing, Inc. *                         215               955
Guess, Inc. * (a)                                      162               679
Interface, Inc., Class A                               200               614
Jones Apparel Group, Inc. *                            827            29,309
K-Swiss, Inc., Class A                                  66             1,433
Kellwood Company                                       100             2,600
Liz Claiborne, Inc.                                    656            19,450
Mohawk Industries, Inc. *                              444            25,286
Movado Group, Inc.                                     328             6,170
Nautica Enterprises, Inc. *                            100             1,111
Oakley, Inc. *                                         291             2,989
Oneida, Ltd.                                           100             1,103
Oshkosh B'Gosh, Inc., Class A                          100             2,805
Oxford Industries, Inc.                                100             2,565
Phillips Van Heusen Corp.                              100             1,156
Polo Ralph Lauren Corp., Class A *                     375             8,160
Quiksilver, Inc. *                                     100             2,666
Reebok International, Ltd. *                           366            10,760
Russell Corp.                                          100             1,674
Stage Stores, Inc. *                                   275             5,786
Stride Rite Corp.                                      200             1,434
Superior Uniform Group, Inc.                           161             1,995
The Gymboree Corp. *                                    96             1,522
Timberland Company, Class A *                          200             7,122
Unifi, Inc. *                                          200             1,050
V.F. Corp.                                             672            24,226
Vans, Inc. *                                           100               568
Wellco Enterprises, Inc.                               126             1,424
Wellman, Inc.                                          100             1,349
Weyco Group, Inc.                                       73             2,505
Wolverine World Wide, Inc.                             159             2,402
                                                                ------------
                                                                     262,991
AUTO PARTS - 0.37%
Advance Auto Parts, Inc. *                             242            11,834
Aftermarket Technology Corp. *                         150             2,175
American Axle & Manufacturing Holdings, Inc. *         170             3,981
Arvinmeritor, Inc.                                     607            10,119
AutoZone, Inc. *                                       619            43,732
BorgWarner, Inc.                                       100             5,042
Collins & Aikman Corp. *                               206               917
CSK Auto Corp. * (a)                                   150             1,650
Dana Corp.                                             975            11,466
Delphi Automotive Systems Corp.                      3,361            27,056
Eaton Corp.                                            445            34,759
Exide Corp. * (a)                                      159                44
Federal Mogul Corp. * (a)                              299                66
Federal Signal Corp.                                   188             3,651
Gentex Corp. *                                         446            14,111
Genuine Parts Company                                  928            28,582

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
AUTO PARTS - CONTINUED
Insurance Auto Auctions, Inc. *                        100      $      1,659
Lear Corp. *                                           436            14,510
Magna International, Inc., Class A                      45             2,527
Modine Manufacturing Company                           439             7,761
Raytech Corp. *                                        868             4,948
Sauer, Inc.                                            275             2,172
Sports Resorts International, Inc. * (a)               302             1,773
Standard Motor Products, Inc., Class A                 100             1,300
Superior Industries International, Inc.                100             4,136
TBC Corp. *                                            177             2,126
Tower Automotive, Inc. *                               622             2,799
Visteon Corp.                                          760             5,290
Vulcan International Corp.                              42             1,470
                                                                ------------
                                                                     251,656
AUTO SERVICES - 0.06%
AutoNation, Inc. *                                   1,903            23,902
Copart, Inc. *                                         580             6,867
Dollar Thrifty Automotive Group, Inc. *                100             2,115
Midas, Inc. *                                          100               643
Miller Industries, Inc. *                               40               136
Sonic Automatic, Inc. *                                100             1,487
United Rentals, Inc. *                                 481             5,176
                                                                ------------
                                                                      40,326
AUTOMOBILES - 0.43%
Dura Automotive Systems, Inc. *                        100             1,004
Ford Motor Company                                  10,949           101,826
General Motors Corp.                                 3,322           122,449
Marine Products Corp.                                  102             1,005
Monaco Coach Corp. *                                   150             2,482
Monro Muffler Brake, Inc. *                            100             1,690
O'Reilly Automotive, Inc. *                            393             9,939
Oshkosh Truck Corp., Class B                           100             6,150
PACCAR, Inc.                                           646            29,800
Spartan Motors, Inc.                                   200             2,276
Tenneco Automotive, Inc. *                             219               885
Thor Industries, Inc. (a)                              122             4,200
United Auto Group, Inc. * (a)                          308             3,841
Wabash National Corp. * (a)                            100               838
                                                                ------------
                                                                     288,385
BANKING - 6.51%
1St Source Corp.                                       110             1,843
ABC Bancorp                                            138             1,787
Alabama National BanCorp                               100             4,350
Ameriana Bancorp                                       621             7,129
American National Bankshares, Inc. (a)                 100             2,600
Americanwest BanCorp *                                 121             1,891
AmSouth BanCorp                                      2,177            41,798
Anchor BanCorp Wisconsin, Inc.                          27               560
Associated Banc-Corp                                   453            15,375
Astoria Financial Corp.                                460            12,489
Banc Corp.                                             174             1,350
Bancorpsouth, Inc.                                     616            11,963
BancTrust Financial Group, Inc.                        675             7,425
Bank Mutual Corp.                                      255             5,898
Bank of America Corp.                                9,079           631,626
Bank of Hawaii Corp.                                   456            13,858
Bank of New York, Inc.                               4,378           104,897
Bank One Corp.                                       7,062           258,116
Bankatlantic Bancorp, Inc., Class A                    685             6,473
Banknorth Group, Inc.                                  858            19,391
BankUnited Financial Corp., Class A *                  394             6,375
Banner Corp.                                           110             2,075
Bay View Capital Corp. *                               887             5,100
BB&T Corp.                                           2,837           104,941
Berkshire Hill Bancorp, Inc.                           260             6,123
BOK Financial Corp. *                                  375            12,146
Boston Private Financial Holdings, Inc.                100             1,986
Brookline Bancorp, Inc.                                 80               952
Camco Financial Corp.                                  135             1,918
Camden National Corp.                                  100             2,420
Capital City Bank Group, Inc.                          170             6,662
Capitol Bancorp, Ltd.                                  100             2,320
Capitol Federal Financial (a)                          419            12,067
Cathay Bancorp, Inc.                                    45             1,710
Cavalry BanCorp, Inc. (a)                              229             3,050
Center Bancorp, Inc.                                   110             2,596
Charter Financial Corp.                                 56             1,741
Chemical Financial Corp.                                70             2,251
Chester Valley Bancorp, Inc.                           115             2,606
Chittenden Corp.                                       125             3,185
Citizens Banking Corp.                                 313             7,756
Citizens First Bancorp, Inc.                           309             6,507
City Holding Company                                   100             2,825
City National Corp.                                    257            11,305
CNB Florida Bancshares, Inc.                           394             6,272
Coastal Financial Corp.                                150             2,046
CoBiz, Inc.                                            150             2,228
Colonial Bancgroup, Inc.                               783             9,341
Columbia Bancorp                                       100             2,203
Comerica, Inc.                                         952            41,164
Commerce Bancorp, Inc. (a)                             346            14,944
Commerce Bancshares, Inc.                              406            15,952
Commercial Bankshares, Inc.                            121             4,187
Commercial Federal Corp.                               200             4,670
Commonwealth Bancorp, Inc.                             134             6,214
Community First Bankshares, Inc.                       325             8,599
Connecticut Bancshares, Inc.                            22               846
Corus Bankshares, Inc.                                  85             3,711
Covest Bancshares, Inc,                                227             6,361
CPB, Inc.                                              226             6,204
Cullen Frost Bankers, Inc.                             231             7,554
CVB Financial Corp.                                    137             3,484
Digital Insight Corp. *                                365             3,172
Dime Community Bancorp, Inc.                           225             4,309
Doral Financial Corp.                                  320             9,152
East West Bancorp, Inc.                                100             3,608
EFC Bancorp, Inc.                                      211             3,851
ESB Financial Corp.                                    166             2,150
F & M Bancorp                                          100             3,200
F.M.S. Corp.                                            95             1,263
FNB Corp. - NC                                         310             5,999
FNB Corp. - PA                                         202             5,561
FNB Corp. - VA                                         235             5,577
FFLC Bancorp, Inc.                                      67             1,981
Fidelity Bankshares, Inc.                              241             4,314
Fifth Third Bancorp                                  3,503           205,101
Financial Institutions, Inc.                           100             2,936
First Bancorp                                          224             5,266
First Bancorp Puerto Rico                              379             8,565
First Bell Bancorp, Inc.                               103             2,190
First Citizens Bancshares, Inc.                         49             4,733
First Commonwealth Financial Corp.                     200             2,300
First Defiance Financial Corp.                         100             1,890
First Federal Financial Corp.                          100             2,448
First Financial BanCorp                                105             1,721
First Financial Bankshares, Inc.                        20               760
First M+F Corporation                                  228             6,327

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
BANKING - CONTINUED
First Midwest Bancorp, Inc.                            377      $     10,070
First Niagara Financial Group, Inc. (a)                100             2,612
First Oak Brook Bancshares, Inc., Class A              100             3,142
First Place Financial Corp.                            103             1,713
First Securityfed Financial, Inc.                      100             2,429
First Sentinel Bancorp, Inc.                           200             2,878
First Tennessee National Corp.                         662            23,792
First United Corp.                                     100             1,642
First Virginia Banks, Inc.                             316            11,765
Firstfed America Bancorp, Inc.                         173             4,299
FirstMerit Corp.                                       548            11,870
Flag Financial Corp.                                   273             3,099
Flagstar Bancorp, Inc.                                 326             7,042
FleetBoston Financial Corp.                          6,407           155,690
FNB Financial Services Corp.                           200             3,426
Foothill Independent Bancorp                           211             4,003
Franklin Financial Corp. (a)                           269             6,168
Frontier Financial Corp.                                23               588
Georgia Financial, Inc.                                100             2,370
Glacier Bancorp, Inc.                                  110             2,593
Gold Banc Corporation, Inc.                            200             1,984
Golden West Financial Corp.                            851            61,110
Granite State Bankshares, Inc.                         100             4,369
Greater Bay Bancorp (a)                                408             7,054
Greater Community Bancorp                              384             6,144
Greenpoint Financial Corp.                             577            26,069
Guaranty Federal Bancshares, Inc.                      100             1,552
Hancock Holding Company                                140             6,251
Harleysville National Corp.                            305             8,150
Heritage Financial Corp. (a)                           100             1,781
HF Financial Corp.                                     100             1,430
Hibernia Corp., Class A                                825            15,889
HMN Financial Inc.                                     356             5,991
Home Federal Bancorp                                   100             2,415
Horizon Financial Corp.                                287             3,507
Hudson City Bancorp, Inc.                            1,150            21,424
Hudson River Bancorp, Inc.                             252             6,237
Hudson United Bancorp                                  194             6,033
Huntington Bancshares, Inc.                          1,390            26,007
Iberiabank Corp.                                       100             4,016
Independence Community Bank Corp.                      445            11,294
Independent Bank Corp. - MA                            100             2,280
Independent Bank Corp. - MI                            115             3,480
Integra Bank Corp.                                     100             1,782
Investors Financial Services Corp.                     474            12,983
Irwin Financial Corp. (a)                              100             1,650
KeyCorp                                              2,495            62,724
Klamath First Bancorp, Inc.                            139             2,232
Lakeland Financial Corp.                               100             2,345
Liberty Bancorp., Inc.                                 235             6,213
Lincoln Bancorp                                        100             1,662
M&T Bank Corp.                                         485            38,485
MAF Bancorp, Inc.                                      173             5,870
Main Street Banks, Inc. (a)                             20               384
MainSource Financial Group, Inc.                       116             2,773
Marshall & Ilsley Corp.                              1,263            34,581
MB Financial, Inc.                                     100             3,479
Mercantile Bankshares Corp.                            355            13,699
Merchants Bancshares, Inc.                             150             3,381
Mid-State Bancshares                                    30               493
Mutualfirst Financial, Inc.                            319             6,303
National City Corp.                                  3,590            98,079
National Commerce Financial Corp.                    1,358            32,388
National Penn Bancshares, Inc.                         113             3,011
Net.B@nk, Inc. *                                       441             4,269
New York Community Bancorp, Inc.                       680            19,638
Newmil Bancorp Inc.                                    322             6,424
North Fork BanCorp, Inc.                               855            28,848
Northern States Financial Corp.                        227             6,297
Northern Trust Corp.                                 1,278            44,794
Northwest Bancorp, Inc.                                200             2,958
Oak Hill Financial, Inc.                               100             2,155
Old National Bancorp                                   464            11,275
PAB Bankshares, Inc. *                                 797             6,456
Pacific Capital Bancorp                                133             3,385
Pamrapo Bancorp, Inc.                                  359             6,100
Park National Corp.                                     56             5,533
Patriot Bank Corp.                                     100             1,537
Peapack Gladstone Financial, Corp.                     175             5,994
People's Bank Corp.                                    358             9,000
Popular, Inc.                                          808            27,310
Progress Financial Corp. (a)                           174             2,018
Prosperity Bancshares, Inc.                            200             3,800
Provident Bancorp, Inc. (a)                            100             3,105
Provident Bankshares Corp.                             105             2,427
Provident Financial Group, Inc. (a)                    405            10,542
Quaker City Bancorp, Inc. *                            125             4,116
R & G Financial Corp., Class B                         276             6,417
Republic Bancorp, Inc.                                 266             3,131
Republic Bancshares, Inc. *                            100             1,965
Riggs National Corp.                                   100             1,549
Roslyn Bancorp, Inc.                                   580            10,457
Royal Bancshares Pennsylvania, Inc., Class A           111             2,375
S & T Bancorp, Inc.                                    100             2,505
Sandy Spring Bancorp, Inc.                             203             6,395
Santander Bancorp                                      481             6,253
Savannah Bancorp, Inc.                                 110             2,307
Shore Bancshares, Inc. (a)                             273             6,402
Silicon Valley Bancshares *                            200             3,650
Sky Financial Group, Inc.                              487             9,696
SNB Bancshares, Inc.                                   100             2,400
South Financial Group, Inc. (a)                        387             7,995
Southtrust Corp.                                     1,974            49,054
Southwest BanCorp of Texas, Inc. *                     339             9,767
Sovereign Bancorp, Inc.                              1,357            19,066
State Bancorp, Inc.                                    118             2,124
Staten Islands Bancorp, Inc.                           266             5,357
Sterling Bancorp                                        20               526
Sterling Bancshares, Inc.                              200             2,444
Sterling Financial Corp.                               116             2,743
Summit Bankshares, Inc.                                100             1,950
SunTrust Banks, Inc.                                 1,679            95,569
Susquehanna Bancshares, Inc.                           100             2,084
TCF Financial Corp.                                    437            19,093
Texas Regional Bancshares, Inc., Class A               182             6,468
The Trust Company of New Jersey                         40             1,113
Trico Bancshares                                       100             2,460
Troy Financial Corp. (a)                               105             2,833
TrustCo Bank Corp.                                     264             2,846
Trustmark Corp.                                        444            10,536
U.S.B. Holding Company, Inc.                           110             1,947
UCBH Holdings, Inc.                                     26             1,104
Umpqua Holdings Corp.                                   66             1,205
Union Bankshares Corp.                                 100             2,725
Union Planters Corp.                                 1,060            29,828
UnionBanCal Corp.                                      870            34,165
United Bankshares, Inc.                                350            10,171
United Community Banks, Inc.                           248             6,044

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
BANKING - CONTINUED
United National Bancorp                                213      $      4,910
Unizan Financial Corp.                                 328             6,478
US Bancorp                                          11,610           246,364
Valley National Bancorp                                562            14,820
Virginia Commerce Bancorp, Inc. *                       83             1,963
W Holding Company, Inc.                                366             6,006
Wachovia Corp.                                       8,251           300,666
Wainwright Bank & Trust Company                        125             1,096
Warren Bancorp, Inc.                                   200             3,154
Warwick Community Bancorp                               76             2,153
Washington Federal, Inc.                               304             7,554
Washington Trust Bancorp, Inc.                         100             1,953
Waypoint Financial Corp.                               308             5,482
Webfiancial Corp. *                                    134               363
Wells Fargo & Company                               10,266           481,167
Wesbanco, Inc.                                         100             2,339
West Bank Corp.                                        538             7,371
West Coast Bancorp                                     110             1,667
West Essex Bancorp, Inc.                               110             3,828
Westamerica BanCorp                                    275            11,049
Whitney Holding Corp.                                  150             5,000
Willow Grove Bancorp, Inc.                             243             3,378
Wilmington Trust Corp.                                 400            12,672
Wintrust Financial Corp. (a)                           103             3,226
WVS Financial Corp.                                     78             1,242
Yardville National Bancorp                             100             1,724
Zions BanCorp                                          512            20,147
                                                                ------------
                                                                   4,408,436

BIOTECHNOLOGY - 1.17%
Acacia Research Corp. * (a)                             61               222
Adolor Corp. * (a)                                     245             3,361
Affymetrix, Inc. *                                     427             9,774
Amgen, Inc. *                                        7,683           371,396
Applera Corp. - Applied Biosystems Group             1,383            24,258
Applera Corp. - Celera Genomics Group *                377             3,600
Arena Pharmaceuticals, Inc. *                          250             1,628
Biogen, Inc. *                                         897            35,934
Biosite, Inc. * (a)                                    125             4,253
Cephalon, Inc. * (a)                                   380            18,494
Charles River Laboratories International, Inc. *       235             9,043
Chiron Corp. *                                       1,220            45,872
CIMA Laboratories, Inc. *                              100             2,419
Covance, Inc. *                                        434            10,672
CTI Molecular Imaging, Inc. * (a)                      200             4,932
Exelixis, Inc. * (a)                                   390             3,120
Genentech, Inc. *                                    1,298            43,042
Genzyme Corp. *                                      1,230            36,371
Human Genome Sciences, Inc. *                          651             5,735
IDEC Pharmaceuticals Corp. *                           930            30,848
Integra Lifesciences Holdings, Inc. *                  241             4,254
Intermune, Inc. * (a)                                  241             6,148
Invitrogen Corp. *                                     298             9,324
Lexicon Genetics, Inc. *                               450             2,129
Medicines Company *                                    283             4,534
MedImmune, Inc. *                                    1,540            41,842
Millennium Pharmaceuticals, Inc. *                   1,743            13,839
Millipore Corp. *                                      402            13,668
Myriad Genetics, Inc. * (a)                            170             2,482
Neose Technologies, Inc. * (a)                         120             1,064
Neurocrine Biosciences, Inc. * (a)                     238            10,867
Sangstat Medical Corp. *                               100             1,130
Serologicals Corp. *                                   230             2,530
Tanox, Inc. * (a)                                      367             3,321
Telik, Inc. *                                           91             1,061
Titan Pharmaceuticals, Inc. * (a)                      100               143
Transkaryotic Therapies, Inc. *                        264             2,614
Trimeris, Inc. * (a)                                   116             4,998
Tularik, Inc. * (a)                                    302             2,253
                                                                ------------
                                                                     793,175

BROADCASTING - 1.45%
Acacia Research Corp. * (a)                            110               265
Acme Communications, Inc. *                            100               797
ACTV, Inc. *                                           243               170
Belo Corp., Series A                                   773            16,480
Clear Channel Communications, Inc. *                 3,796           141,553
Cox Radio, Inc., Class A *                             230             5,246
Crown Media Holdings, Inc., Class A * (a)              871             1,968
Cumulus Media, Inc., Class A *                         542             8,060
EchoStar Communications Corp., Class A *             1,484            33,034
Emmis Communications Corp., Class A *                  271             5,645
Entercom Communications Corp. *                        224            10,510
Entravision Communications Corp., Class A *            298             2,974
Fox Entertainment Group, Inc., Class A *             2,031            52,664
Gray Television, Inc., Class A                         630             7,466
Gray Television, Inc., Class B                         100               975
Hearst Argyle Television, Inc. *                       583            14,056
Hispanic Broadcasting Corp. *                          624            12,823
Liberty Media Corp., Series A *                     14,828           132,562
LodgeNet Entertainment Corp. *                         331             3,535
Mediacom Communications Corp., Class A *               476             4,194
New Frontier Media, Inc. *                             100               100
On Command Corp. *                                     100                68
Paxson Communications Corp. *                          880             1,813
Pegasus Communications Corp., Class A * (a)            381               499
Radio One, Inc., Class A *                             567             8,290
Radio Unica Corp. *                                    100                30
Regent Communications, Inc. *                          100               591
Saga Communications, Inc., Class A *                   125             2,375
Salem Communications Corp., Class A *                  251             6,267
Sinclair Broadcast Group, Inc., Class A *              200             2,326
Sirius Satellite Radio, Inc. * (a)                     273               175
Spanish Broadcasting Systems, Inc., Class A *          100               720
UnitedGlobalCom, Inc., Class A *                       514             1,234
Univision Communications, Inc., Class A * (a)        1,468            35,966
Viacom, Inc., Class B * (a)                         10,682           435,398
Westwood One, Inc. *                                   729            27,235
XM Satellite Radio Holdings, Inc., Class A * (a)       481             1,294
Young Broadcasting, Inc., Class A *                     58               764
                                                                ------------
                                                                     980,122

BUILDING MATERIALS & CONSTRUCTION - 0.25%
American Standard Companies, Inc. *                    461            32,796
Apogee Enterprises, Inc.                               200             1,790
Armstrong Holdings, Inc. * (a)                         100                37
Dycom Industries, Inc. *                               578             7,659
ElkCorp                                                100             1,730
EMCOR Group, Inc. *                                    127             6,732
Griffon Corp. *                                        225             3,065
Haemonetics Corp. *                                    100             2,146
Harsco Corp.                                           325            10,364
Hughes Supply, Inc.                                    100             2,732
Jacobs Engineering Group, Inc. *                       264             9,398
Lennox International, Inc.                             677             8,496
Masco Corp.                                          2,999            63,129
NCI Building Systems, Inc. *                           100             2,182
Owens-Corning Corp. * (a)                              200                84
RPM, Inc.                                              872            13,324

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
BUILDING MATERIALS & CONSTRUCTION - CONTINUED
Standard-Pacific Corp.                                 100      $      2,475
Trex Company, Inc. *                                    59             2,083
U.S. Concrete, Inc. *                                  152               831
WCI Commmunities, Inc. *                                96               979
                                                                ------------
                                                                     172,032

BUSINESS SERVICES - 2.18%
ABM Industries, Inc.                                   200             3,100
Acxiom Corp. *                                         380             5,844
Administaff, Inc. * (a)                                223             1,338
Advanced Marketing Services, Inc.                      150             2,205
ADVO, Inc. *                                           100             3,283
Affiliated Computer Services, Inc., Class A *          814            42,857
Amerco * (a)                                           100               442
American Management Systems, Inc. *                    162             1,942
AMR Corp. *                                          1,600            10,560
Analysts International Corp. *                         151               299
Answerthink Consulting Group *                         166               415
Anteon International Corp. *                           351             8,424
APAC Customer Services, Inc. *                         296               693
Aramark Corp., Class B *                               277             6,510
Arbitron, Inc. *                                       145             4,858
Automatic Data Processing, Inc.                      3,716           145,853
Banta Corp.                                            100             3,127
BearingPoint, Inc. *                                 1,031             7,114
BISYS Group, Inc. *                                    656            10,430
Black Box Corp.                                        100             4,480
Bowne & Company, Inc.                                  158             1,888
Braun Consulting, Inc. * (a)                           100                91
Bright Horizons Family Solutions, Inc. *               100             2,812
Cadence Design Systems, Inc. *                       1,652            19,477
Catalina Marketing Corp. *                             300             5,550
Cendant Corp. *                                      6,595            69,116
Central Parking Corp.                                  374             7,054
Ceridian Corp. *                                       727            10,483
Certegy, Inc. *                                        531            13,036
ChoicePoint, Inc. *                                    461            18,205
Coinstar, Inc. *                                       100             2,265
Comdisco Holding Company, Inc. *                       829                68
Compucredit Corp. * (a)                                170             1,202
Computer Horizons Corp. *                              157               513
Computer Sciences Corp. *                            1,081            37,240
Computer Task Group, Inc. *                            165               576
Concord EFS, Inc. *                                  3,292            51,816
Convergys Corp. *                                      948            14,362
Corporate Executive Board Company *                    349            11,140
Costar Group, Inc. *                                   100             1,845
CSG Systems International, Inc. *                      244             3,331
Deluxe Corp.                                           371            15,619
DiamondCluster International, Inc., Class A *          100               314
DST Systems, Inc. *                                    649            23,072
Dun & Bradstreet Corp. *                               443            15,279
Edgewater Technology, Inc. *                           100               472
eFunds Corp. *                                         188             1,713
Electro Rent Corp. *                                   100             1,212
Electronic Data Systems Corp.                        3,001            55,308
Entrust Technologies, Inc. *                           426             1,431
FactSet Research Systems, Inc.                         140             3,958
Fidelity National Information Solutions, Inc. * (a)    345             5,951
First Consulting Group *                               100               576
First Data Corp.                                     4,540           160,761
Fiserv, Inc. *                                       1,240            42,098
Fluor Corp.                                            428            11,984
Forrester Research, Inc. *                             100             1,557
Franklin Covey Company *                               100               116
FTI Consulting, Inc. * (a)                              78             3,132
Gartner Group, Inc., Class B *                         359             3,393
Getty Images, Inc. *                                   335            10,234
Global Payments, Inc.                                  354            11,332
GSI Commerce, Inc. * (a)                               414             1,511
Harte-Hanks, Inc.                                      746            13,928
Heidrick & Struggles International, Inc. *             100             1,467
Hewitt Associates, Inc. *                              194             6,148
Hollywood Media Corp. * (a)                            100               100
Hooper Holmes, Inc.                                    619             3,801
ICT Group, Inc. *                                      299             3,465
Information Holdings, Inc. *                           100             1,552
Information Resources, Inc. *                          187               299
Insight Enterprises, Inc. *                            461             3,831
Intelidata Technologies Corp. *                        259               233
Intelligroup, Inc. *                                   100                99
Intervoice, Inc. *                                     100               216
Iron Mountain, Inc. *                                  624            20,598
ITT Educational Services, Inc. *                       200             4,710
ITT Industries, Inc.                                   520            31,559
Kelly Services, Inc., Class A                          359             8,871
Kforce.com, Inc. *                                     100               422
Korn/Ferry International * (a)                         100               748
Kroll, Inc. *                                          313             5,972
Kronos, Inc. *                                         220             8,138
Labor Ready, Inc. *                                    100               642
Learning Tree International, Inc. * (a)                100             1,370
Legato Systems, Inc. *                                 439             2,208
Lightbridge, Inc. *                                    159               978
Management Network Group, Inc. *                       100               150
Manpower, Inc.                                         543            17,322
MAXIMUS, Inc. * (a)                                    100             2,610
McGrath Rentcorp                                       100             2,324
MedQuist, Inc. *                                       155             3,140
MPS Group, Inc. *                                    1,135             6,288
National Processing, Inc. *                            417             6,693
Navigant Consulting Company *                          100               590
NCR Corp. *                                            608            14,434
New England Business Service, Inc.                     100             2,440
Niku Corp. *                                            20                80
On Assignment, Inc. *                                  100               852
Paxar Corp. *                                          221             3,260
Paychex, Inc.                                        2,158            60,208
PDI, Inc. *                                            100             1,079
Pegasystems, Inc. *                                    173               884
PerkinElmer, Inc.                                      773             6,377
Pre-Paid Legal Services, Inc. * (a)                    100             2,620
PRG-Shultz International, Inc. *                       689             6,132
Probusiness Services, Inc. *                           100             1,000
Protection One, Inc. * (a)                             500             1,000
Quest Software, Inc. * (a)                             477             4,918
R.H. Donnelley Corp. *                                 100             2,931
R.R. Donnelley & Sons Company                          755            16,436
Rent-Way, Inc. *                                       100               350
Resource America, Inc.                                 100               901
Resources Connection, Inc. *                           197             4,572
Reynolds & Reynolds Company, Class A                   356             9,067
Robert Half International, Inc. *                    1,119            18,027
Rollins, Inc.                                          100             2,545
Sapient Corp. *                                        512             1,050
Scansource, Inc. * (a)                                  97             4,782
Seachange International, Inc. *                        100               615
SEI Investment Company                                 639            17,368

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
BUSINESS SERVICES - CONTINUED
Service Master Company                               1,868      $     20,735
SITEL Corp. *                                          407               488
Sonicwall, Inc. * (a)                                  273               991
Sothebys Holdings, Inc., Class A *                     520             4,680
Source Information Management Company *                100               423
SOURCECORP, Inc. *                                     137             2,547
Spherion Corp. *                                       200             1,340
SRA International, Inc., Class A *                     224             6,068
StarTek, Inc. *                                         33               911
SunGuard Data Systems, Inc. *                        1,873            44,128
Superior Consultant, Inc. *                            100               264
Surmodics, Inc. * (a)                                   96             2,753
Sykes Enterprises, Inc. *                              100               328
Syntel, Inc. *                                         204             4,286
Systems & Computer Technology Corp. *                  152             1,307
Tanning Technology Corp. *                             100                76
Teletech Holdings, Inc. *                              788             5,721
TETRA Technologies, Inc. *                             692             8,442
The InterCept Group, Inc. *                            100             1,693
The Titan Corp. *                                      340             3,536
Total Systems Services, Inc. (a)                     1,529            20,642
Track Data Corp. *                                     300               150
TRC Companies, Inc. * (a)                              297             3,900
Unisys Corp. *                                       2,295            22,721
URS Corp. *                                            100             1,423
Valassis Communications, Inc. *                        452            13,302
Vastera, Inc. * (a)                                    376             2,125
Viad Corp.                                             633            14,148
Virco Manufacturing Company                            162             1,652
Volt Information Sciences, Inc. *                       69             1,180
Wackenhut Corrections Corp. *                          100             1,111
Wallace Computer Series, Inc.                          408             8,776
Waste Holdings Inc. *                                   79               573
Water Pik Technology, Inc. *                           125               919
Watson Wyatt & Company Holdings, Class A *             340             7,395
Websense, Inc. *                                        85             1,816
West Corp. *                                           518             8,599
Whitman Education Group, Inc. *                         96               733
Wind River Systems, Inc. *                             479             1,964
Wireless Facilities, Inc. *                            249             1,496
Workflow Management, Inc. *                            100               213
                                                                ------------
                                                                   1,476,822

CABLE AND TELEVISION - 1.20%
AOL Time Warner, Inc. *                             26,935           352,848
Cablevision Systems New York
  Group, Class A * (a)                               1,354            22,666
Charter Communications, Inc., Class A * (a)          1,554             1,834
Comcast Corp., Class A *                            13,801           325,290
Cox Communications, Inc., Class A  *                 3,508            99,627
Insight Communications Company, Inc., Class A *        319             3,949
Lin Tv Corp. *                                         276             6,721
McLeodUSA, Inc. * (a)                                  168               141
TiVo, Inc. * (a)                                       100               523
                                                                ------------
                                                                     813,599

CELLULAR COMMUNICATIONS - 0.32%
AirGate PCS, Inc. * (a)                                122                76
Alamosa Holdings, Inc. *                               857               446
AT&T Wireless Services, Inc. *                      16,484            93,134
Leap Wireless International, Inc. * (a)                294                44
Nextel Communications, Inc., Class A *               5,558            64,195
Nextel Partners, Inc., Class A *                     1,067             6,477
RF Micro Devices, Inc. * (a)                           965             7,073
Sprint Corp. (PCS Group), Series 1 * (a)             5,715            25,032
Telephone & Data Systems, Inc.                         328            15,422
UbiquiTel, Inc. *                                      849               340
Western Wireless Corp., Class A * (a)                  335             1,775
                                                                ------------
                                                                     214,014

CHEMICALS - 1.36%
A. Schulman, Inc.                                      198             3,685
Aceto Corp.                                            185             2,954
Air Products & Chemicals, Inc.,                      1,429            61,090
Airgas, Inc. *                                         296             5,106
Albany Molecular Research, Inc. *                      312             4,615
Albemarle Corp.                                        180             5,121
AmCol International Corp.                              273             1,583
Arch Chemicals, Inc.                                   100             1,825
Ashland, Inc.                                          458            13,067
Cabot Corp.                                            283             7,511
Cabot Microelectronics Corp. * (a)                     236            11,139
Calgon Carbon Corp.                                    277             1,368
Cambrex Corp.                                          100             3,021
Crompton Corp.                                       1,047             6,230
Cytec Industries, Inc. *                               159             4,338
Dionex Corp. *                                         100             2,971
Dow Chemical Company                                 5,629           167,181
E.I. Du Pont De Nemours & Company                    6,033           255,799
Eastman Chemical Company                               464            17,061
Engelhard Corp.                                        693            15,489
Ethyl Corp. *                                           60               389
Ferro Corp.                                            181             4,422
FMC Corp. *                                            174             4,754
Georgia Gulf Corp.                                     100             2,314
Great Lakes Chemical Corp.                             194             4,633
H.B. Fuller Company                                    202             5,228
Hawkins, Inc.                                          718             6,455
Hercules, Inc. *                                       596             5,245
IMC Global, Inc.                                       685             7,309
Lubrizol Corp.                                         321             9,790
Lyondell Chemical Company                              884            11,174
MacDermid, Inc.                                        369             8,432
Martek Biosciences Corp. * (a)                         100             2,516
Material Sciences Corp. * (a)                          151             1,954
Millennium Chemicals, Inc.                             747             7,111
Minerals Technologies, Inc.                            100             4,315
Mississippi Chemical Corp. *                           230                74
Nl Industries, Inc.                                    198             3,366
Olin Corp.                                             399             6,204
OM Group, Inc. *                                       201             1,383
Omnova Solutions, Inc. *                               307             1,237
Penford Corp.                                          100             1,409
Polyone Corp.                                          970             3,802
PPG Industries, Inc.                                   961            48,194
Praxair, Inc.                                          990            57,192
Quaker Chemical Corp.                                  100             2,320
Rohm & Haas Company                                  1,291            41,932
Scotts Company, Class A *                              125             6,130
Sigma-Aldrich Corp. (a)                                465            22,645
Solutia, Inc.                                          426             1,546
Techne Corp. *                                         200             5,714
TETRA Technologies, Inc. *                             100             2,137
Valence Technology, Inc. * (a)                         170               226
Valhi, Inc.                                            506             4,200
Valspar Corp.                                          296            13,077
W. R. Grace & Company *                              1,083             2,123
Waters Corp. *                                         902            19,646
WD-40 Company                                          100             2,642

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
CHEMICALS - CONTINUED
Zoltek Companies, Inc. *                               126      $        277
                                                                ------------
                                                                     924,671

COAL - 0.04%
Arch Coal, Inc.                                        477            10,298
Massey Energy Corp.                                    315             3,062
Peabody Energy Corp.                                   435            12,715
                                                                ------------
                                                                      26,075

COLLEGES & UNIVERSITIES - 0.01%
Corinthian Colleges, Inc. *                            238             9,011
                                                                ------------

COMMERCIAL SERVICES - 0.06%
Moody's Corp.                                          978            40,382
                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 4.94%
3Com Corp. *                                         2,011             9,311
ADE Corp. *                                            100               597
Advanced Digital Information Corp. *                   327             2,194
Aether Systems, Inc. *,                                213               801
Allen Telecom, Inc. * (a)                              159             1,506
Apple Computer, Inc. *                               2,072            29,692
Avanex Corp. *                                         275               288
Avici Systems, Inc. *                                  104               372
Benchmark Electronics, Inc. * (a)                      100             2,866
Brocade Communications Systems, Inc. *               1,359             5,626
CACI International, Inc., Class A *                    238             8,482
Cisco Systems, Inc. *                               44,162           578,522
Cognizant Technology Solutions
  Corp., Class A * (a)                                  35             2,528
Communication Intelligence Corp. *                     300               105
Computer Network Technology Corp. * (a)                100               710
Concurrent Computer Corp. *                            642             1,849
Cray, Inc. *                                           880             6,750
Crossroads Systems, Inc. *                             100                93
Datastream Systems, Inc. *                             100               640
Dell Computer Corp. *                               15,640           418,214
Diebold, Inc.                                          403            16,612
Echelon Corp. * (a)                                    160             1,794
eLoyalty Corp. * (a)                                    23                95
EMC Corp. *                                         13,457            82,626
Enterasys Networks, Inc. *                           1,207             1,883
Extreme Networks, Inc. *                               746             2,439
Falconstor Software, Inc. * (a)                        100               388
FileNET Corp. *                                        477             5,819
FSI International, Inc. *                              169               761
Gateway, Inc. *                                      1,817             5,705
Gerber Scientific, Inc. *                              171               694
GTECH Holdings Corp. *                                 424            11,813
Handspring, Inc. * (a)                                 546               519
Helix Technology Corp.                                 100             1,120
Henry, Jack & Associates, Inc.                         930            11,197
Hewlett-Packard Company                             18,389           319,233
Hutchinson Technology, Inc. *                          100             2,070
Hypercom Corp. *                                       183               683
Infocus Corp. *                                        151               930
Ingram Micro, Inc., Class A *                        1,237            15,277
Intel Corp.                                         40,291           627,331
Intergraph Corp. *                                     200             3,552
Interland, Inc. *                                      414               538
International Business Machines Corp.               10,225           792,438
Iomega Corp. *                                         215             1,688
Ixia *                                                 237               865
Lexmark International Group, Inc., Class A *           826            49,973
Maxtor Corp. *                                       1,484             7,509
Mechanical Technology, Inc. *                          199               332
Mercury Computer Systems, Inc. *                       100             3,052
Metro One Telecomm, Inc. *                             141               909
Micros Systems, Inc. *                                 277             6,210
Microtune, Inc. *                                      317               992
MTS Systems Corp.                                      169             1,693
National Instruments Corp. *                           421            13,678
Netro Corp. *                                          237               647
Network Appliance, Inc. *                            1,927            19,270
New Horizons Worldwide, Inc. *                         100               395
Nuance Communications, Inc. *                          111               275
Oplink Communications, Inc. *                          670               529
Packeteer, Inc. *                                      100               686
Palm, Inc. * (a)                                       222             3,485
PEC Solutions, Inc. * (a)                              256             7,654
Perot Systems Corp., Class A *                         767             8,222
Pinnacle Systems, Inc. *                               631             8,588
Pitney Bowes, Inc.                                   1,424            46,508
Plexus Corp. *                                         200             1,756
Quantum Corp. *                                        618             1,650
Radiant Systems, Inc. *                                100               963
RadiSys Corp. *                                        405             3,232
Read Rite Corp. *                                      683               239
Redback Networks, Inc. * (a)                           666               559
Riverstone Networks, Inc. *                            595             1,261
Robotic Vision Systems, Inc. *                         218                52
Sandisk Corp. * (a)                                    342             6,943
Silicon Storage Technology, Inc. *                     360             1,454
Socket Communications, Inc. *                          179               129
Spectralink Corp. *                                    100               718
Spectrasite Holdings, Inc. *                           638                38
Standard Microsystems Corp. *                          100             1,947
Storage Technology Corp. *                             733            15,701
Sun Microsystems, Inc. *                            20,942            65,130
Sybase, Inc. *                                         894            11,980
Synaptics, Inc. *                                      423             3,215
TALX Corp.                                             306             3,954
Tech Data Corp. *                                      407            10,973
Tellium, Inc. *                                        470               301
Transmeta Corp. *                                      733               858
Turnstone Systems, Inc. *                              200               540
Universal Access Global Holdings, Inc. *               430                82
Universal Display Corp. * (a)                          100               789
VA Linux Systems, Inc. * (a)                           215               196
Virage Logic Corp. *                                   107             1,073
Visual Networks, Inc. * (a)                            100               145
Wave Systems Corp. * (a)                               236               314
Western Digital Corp. *                              1,806            11,540
Witness Systems, Inc. *                                100               344
WJ Communication, Inc. *                               256               245
Xerox Corp. * (a)                                    4,435            35,702
Xybernaut Corp. *                                      224               117
                                                                ------------
                                                                   3,343,963

CONSTRUCTION MATERIALS - 0.19%
Applied Industrial Technologies, Inc.                  100             1,890
Centex Construction Products, Inc.                     100             3,515
Clarcor, Inc.                                          148             4,776
Columbus McKinnon Corp. *                              100               382
Comfort Systems USA, Inc. *                            260               871
Florida Rock Industries, Inc.                          150             5,708
Forest City Enterprises, Inc.                          192             6,403
Granite Construction, Inc.                             150             2,325

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
CONSTRUCTION MATERIALS - CONTINUED
Insituform Technologies, Inc., Class A * (a)           100      $      1,705
JLG Industries, Inc.                                   171             1,288
Lafarge Corp.                                          428            14,060
Martin Marietta Materials, Inc.                        278             8,523
Noland Company                                         100             3,028
Regal Beloit Corp.                                     100             2,070
Roper Industries, Inc.                                 137             5,014
Shaw Group, Inc. * (a)                                 166             2,731
Sherwin-Williams Company                               807            22,798
Simpson Manufacturing, Inc. *                          176             5,790
Standex International Corp.                            259             6,175
Trinity Industries, Inc. (a)                           346             6,560
USG Corp. * (a)                                        100               845
Vulcan Materials Company                               557            20,887
                                                                ------------
                                                                     127,344

CONSTRUCTION & MINING EQUIPMENT - 0.20%
Astec Industries, Inc. *                               100               993
Buckeye Partners, LP                                   193             7,411
Carbo Ceramics, Inc.                                   150             5,055
Caterpillar, Inc.                                    2,046            93,543
CDI Corp. *                                            100             2,698
Dril-Quip, Inc. *                                      100             1,690
Gulf Islands Fabrication, Inc. *                       100             1,625
Kaman Corp., Class A                                   100             1,100
National Oilwell, Inc. *                               628            13,715
Parker Drilling Company *                              498             1,106
RPC, Inc.                                              238             2,761
W H Energy Services, Inc. *                            123             1,795
Williams Industies, Inc. *                             175               595
                                                                ------------
                                                                     134,087

CONTAINERS & GLASS - 0.23%
Ball Corp.                                             306            15,664
Bemis Company, Inc.                                    259            12,854
Crown Cork & Seal, Inc. *                            1,185             9,421
Earthshell Corp. * (a)                                 511               297
Greif Brothers Corp., Class A                          241             5,736
Interpool, Inc.                                        100             1,606
Longview Fibre Company *                               200             1,446
Mobile Mini, Inc. * (a)                                202             3,165
Owens-Illinois, Inc. *                               1,050            15,309
Packaging Corp. of America *                           413             7,533
Pactiv Corp. *                                       1,056            23,084
Sealed Air Corp. *                                     537            20,030
Silgan Holdings, Inc. *                                100             2,468
Smurfit-Stone Container Corp. *                      1,298            19,978
Sonoco Products Company                                641            14,698
West Pharmaceutical Services, Inc.                     100             2,440
                                                                ------------
                                                                     155,729

COSMETICS & TOILETRIES - 1.98%
Alberto Culver Company, Class B (a)                    374            18,850
Avon Products, Inc.                                  1,430            77,034
Colgate-Palmolive Company                            3,294           172,704
Estee Lauder Companies, Inc., Class A                  679            17,926
Helen Troy, Ltd. *                                     233             2,712
Intermediate Parfums, Inc.                             225             1,741
International Flavors & Fragrances, Inc.               621            21,797
Kimberly-Clark Corp.                                 3,140           149,056
Nu Skin Enterprises, Inc., Class A                     179             2,143
Revlon, Inc., Class A * (a)                            175               535
The Gillette Company                                 6,427           195,124
The Procter & Gamble Company                         7,908           679,614
                                                                ------------
                                                                   1,339,236

CRUDE PETROLEUM & NATURAL GAS - 0.46%
Apache Corp.                                           867            49,410
Burlington Resources, Inc.                           1,206            51,436
Cabot Oil & Gas Corp., Class A                         338             8,376
Evergreen Resources, Inc. *                            100             4,485
FMC Technologies, Inc. *                               299             6,109
Helmerich & Payne, Inc.                                193             5,387
Key Energy Services, Inc. *                          1,016             9,114
Nuevo Energy Company *                                 100             1,110
Occidental Petroleum Corp.                           2,229            63,415
Ocean Energy, Inc.                                   1,152            23,005
Patina Oil & Gas Corp.                                 125             3,956
Patterson-UTI Energy, Inc. *                           593            17,891
Pioneer Natural Resources Company *                    825            20,831
Sunoco, Inc.                                           416            13,803
TEPPCO Partners, LP                                    326             9,046
Valero Energy Corp.                                    580            21,425
                                                                ------------
                                                                     308,799
DOMESTIC OIL - 0.76%
Amerada Hess Corp.                                     540            29,727
Anadarko Petroleum Corp.                             1,440            68,976
Chesapeake Energy Corp.                                943             7,299
Cimarex Energy Company *                               202             3,616
Denbury Resources, Inc. *                              262             2,961
Devon Energy Corp.                                     970            44,523
Encore Aquisition Company *                            348             6,410
Energy Partners, Ltd. *                                377             4,034
EnergySouth, Inc.                                      100             2,820
Enterprise Products Partners LP                      1,021            19,807

EOG Resources, Inc.                                    692            27,625
Forest Oil Corp. *                                     371            10,258
Frontier Oil Corp.                                     100             1,722
Giant Industries, Inc. *                               100               295
Grey Wolf, Inc. *                                    2,309             9,213
Holly Corp.                                            200             4,370
Houston Exploration Company *                          100      $      3,060
Kerr-McGee Corp.                                       531            23,523
Magnum Hunter Resources, Inc. *                        806             4,796
Marathon Oil Corp.                                   1,912            40,706
Maverick Tube Corp. *                                  547             7,127
McMoran Exploration Company * (a)                      100               510
Murphy Oil Corp.                                       592            25,367
Noble Energy, Inc.                                     348            13,067
Oil States International, Inc. *                       522             6,734
Plains Exploration + Production Company *              100               975
Plains Resources, Inc. *                               100             1,185
Pogo Producing Company                                 438            16,316
Prima Energy Corp. *                                   257             5,747
Quicksilver Resources, Inc. *                          108             2,422
Range Resources Corp. *                              1,098             5,929
Remington Oil Gas Corp. *                              200             3,282
Seven Seas Petroleum, Inc. *                           274                 8
Spinnaker Exploration Company *                        357             7,872
St. Mary Land & Exploration Company (a)                252             6,300
Stone Energy Corp. *                                   139             4,637
Swift Energy Company *                                 100               967
Syntroleum Corp. *                                     168               291
Tom Brown, Inc. *                                      152             3,815
Unit Corp. *                                           429             7,958
Unocal Corp.                                         1,390            42,506
Vintage Petroleum, Inc.                                566             5,971
Westport Resources Corp. *                             320             6,656
Williams Clayton Energy, Inc. *                        100             1,214
Wiser Oil Company *                                    136               468

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
DOMESTIC OIL - CONTINUED
World Fuel Services Corp.                               58      $      1,189
XTO Energy, Inc.                                       794            19,612
                                                                ------------
                                                                     513,866

DRUGS & HEALTH CARE - 1.20%
1 800 Contacts * (a)                                   256             7,058
Abiomed, Inc. * (a)                                    362             1,318
Aclara Biosciences, Inc. *                             100               210
Advanced Tissue Sciences, Inc. * (a)                   321                13
Alaris Med, Inc. *                                   1,070             6,527
Alkermes, Inc. * (a)                                   519             3,254
Alliance Imaging, Inc. *                               179               949
ALPHARMA, Inc., Class A                                146             1,739
American Healthcorp, Inc. * (a)                        269             4,707
AmeriPath, Inc. *                                      213             4,579
Amsurg Corp. *                                         180             3,677
Andrx Corp. *                                          363             5,325
Antigenics, Inc. * (a)                                 684             7,004
Aphton Corp. * (a)                                     100               389
Apogent Technologies, Inc. *                           597            12,418
Aradigm Corp. * (a)                                    100               162
Ariad Pharmaceuticals, Inc. *                          100               240
Arqule, Inc. *                                         246               750
Arrow International, Inc.                              100             4,067
Atrix Labatories, Inc. * (a)                           276             4,234
Avant Immunotherapeutics, Inc. *                       304               345
Axonyx, Inc. *                                         100                87
Beckman Coulter, Inc.                                  297             8,767
Beverly Enterprises, Inc. *                            400             1,140
Bio Technology General Corp. *                         200               640
Bio-Rad Laboratories, Inc., Class A *                  216             8,359
Biomarin Pharmaceutical, Inc. * (a)                    956             6,740
Biopure Corp., Class A * (a)                           100               372
Britesmile, Inc. * (a)                                 421               139
Cardinal Health, Inc.                                2,774           164,193
Cardiodynamics International Corp. *                   263               807
Caremark Rx, Inc. *                                  1,488            24,180
Cell Genesys, Inc. * (a)                               376             4,193
Cell Pathways, Inc. * (a)                              100                41
Cell Therapeutics, Inc. * (a)                          142             1,032
Cerus Corp. *                                           98             2,107
Chromavision Medical Systems, Inc. * (a)               164               218
Closure Medical Corp. *                                100             1,048
Cobalt Corp. *                                         100             1,380
Columbia Laboratories, Inc. *                          156               524
Conmed Corp. *                                         150             2,939
Cooper Company, Inc (a).                               210             5,254
Corixa Corp. * (a)                                     200             1,278
Corvas International, Inc. *                           100               155
Coventry Health Care, Inc. *                           268             7,780
Cryolife, Inc. * (a)                                   150             1,025
Curagen Corp. * (a)                                    271             1,260
Curis, Inc. *                                          145               149
CV Therapeutics, Inc. * (a)                            100             1,822
Cyberonics, Inc. *                                     100             1,840
Cygnus, Inc. * (a)                                     100                66
Datascope Corp.                                        124             3,075
Daxor Corp. *                                          100             1,480
Diametrics Medical, Inc. *                             221               365
Digene Corp. *                                         147             1,685
Diversa Corp. *                                        669             6,054
Drugstore.com, Inc. *                                  200               480
Duane Reade, Inc. *                                    100             1,700
Durect Corp. *                                         435               879
eBenX, Inc. *                                          100               476
Edwards Lifesciences Corp. *                           270             6,877
Embrex, Inc. * (a)                                     100             1,113
Emisphere Technologies, Inc. * (a)                     100               348
Endo Pharmaceutical Holdings, Inc. *                   922             7,098
Endocare, Inc. * (a)                                   100               344
Enzo Biochem, Inc. * (a)                               110             1,540
Enzon, Inc. * (a)                                      198             3,311
Eon Labs, Inc. *                                       203             3,839
Gen-Probe, Inc. *                                      271             6,450
Gene Logic, Inc. *                                     100               629
Genelabs Technologies, Inc. *                          200               340
Genencor International, Inc. * (a)                     343             3,355
Genesis Health Ventures, Inc. *                        401             6,195
Genome Therapeutics Corp. * (a)                        100               155
Genta, Inc. * (a)                                      242             1,861
Gentiva Health Services, Inc.                          754             6,643
Geron Corp. * (a)                                      100               360
GTC Biotherapeutics, Inc. *                            100               118
Health Net, Inc. *                                     819            21,622
Hemispherx Biopharma, Inc. *  (a)                      186               396
Henry Schein, Inc. *                                   274            12,330
Hillenbrand Industries, Inc.                           393            18,986
Humana, Inc. *                                         979             9,790
I-STAT Corp. * (a)                                     100               400
ICOS Corp. * (a)                                       516            12,080
IDEXX Laboratories, Inc. *                             281             9,231
IDX Systems Corp. * (a)                                100             1,703
IGEN International, Inc. * (a)                         100             4,285
ILEX Oncology, Inc. *                                  100               706
Illumina, Inc. *                                       401             1,351
ImClone Systems, Inc. * (a)                            444             4,716
Immunogen, Inc. * (a)                                  158               490
Immunomedics, Inc. *                                   215               993
Impax Laboratories, Inc. *                             384             1,540
Inhale Therapeutic Systems, Inc. * (a)                 200             1,616
International Specialty Products, Inc. *               304             3,104
Intrabiotics Pharmaceuticals, Inc. *                   100                29
Intuitive Surgical, Inc. * (a)                         372             2,292
Invacare Corp.                                         233             7,759
Ivax Corp. *                                           990            12,009
K-V Pharmaceutical Company, Class A *                  232             5,382
Kos Pharmaceuticals, Inc. * (a)                        100             1,900
Kyphon, Inc. *                                         729             6,226
Labone, Inc. *                                         100             1,772
Landauer, Inc.                                         100             3,475
Lifepoint Hospitals, Inc. *                            338            10,117
Luminex Corp. * (a)                                    195               801
Magellan Health Services, Inc. *                       366                59
Maxygen, Inc. *                                        457             3,482
Medarex, Inc. *                                        386             1,525
Mentor Corp.                                           100             3,850
MGI Pharma, Inc. * (a)                                 100               725
Mid-Atlantic Medical Services, Inc. *                  200             6,480
Molecular Devices Corp. *                              103             1,696
Nanogen, Inc. *                                        100               155
NaPro BioTherapeutics, Inc. *                          587               399
NBTY, Inc. *                                           620            10,900
NDCHealth Corp.                                        257             5,114
NeoPharm, Inc. * (a)                                   350             3,549
NeoRx Corp. * (a)                                      100                43
Neurogen Corp. *                                       100               363
Northfield Laboratories, Inc. * (a)                    100               344
Novoste Corp. *                                        166             1,199

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
DRUGS & HEALTH CARE - CONTINUED
Ocular Sciences, Inc. *                                100      $      1,552
Omega Healthcare Investors, REIT *                     200               748
Orasure Technologies, Inc. * (a)                       438             2,387
Orthodontic Centers America, Inc.  * (a)               353             3,851
Osteotech, Inc. *                                      100               644
Owens & Minor, Inc.                                    165             2,709
Pacificare Health Systems, Inc. * (a)                  315             8,851
Parexel International Corp. *                          100             1,099
Peregrine Pharmaceuticals, Inc. *                      300               234
Perrigo Company *                                      301             3,657
Pharmaceutical Resources, Inc. *                       150             4,470
Pharmacopeia, Inc. *                                   100               892
Pharmacyclics, Inc. *                                  178               635
Pharmos Corp. * (a)                                    320               336
Polymedica Corp. * (a)                                 116             3,577
PracticeWorks, Inc. * (a)                               98               774
Praecis Pharmaceuticals, Inc. *                        373             1,212
Prime Hospitality Corp. *                              200             1,630
Protein Design Labs, Inc. *                            572             4,862
Quidel Corp. *                                         234               812
Quintiles Transnational Corp. *                        592             7,163
Rehabcare Group, Inc. * (a)                            113             2,156
Renal Care Group, Inc. *                               326            10,315
Resources Care, Inc. *                                 100               363
Respironics, Inc. *                                    302             9,190
Ribozyme Pharmaceuticals, Inc. *                       100                24
RLI Corp.                                              246             6,863
SciClone Pharmaceuticals, Inc. * (a)                   171               544
Scios, Inc. * (a)                                      389            12,674
Sepracor, Inc. * (a)                                   436             4,216
Sequenom, Inc. *                                       100               180
Sola International, Inc. *                             379             4,927
STAAR Surgical Company *                               100               367
Stryker Corp.                                        1,174            78,799
Sunrise Assisted Living, Inc. * (a)                    100             2,489
Supergen, Inc. * (a)                                   100               363
Sybron Dental Specialties, Inc. *                      356             5,287
Syncor International Corp. *                           183             5,075
Targeted Genetics Corp. *                              226                90
Texas Biotechnology Corp. *                            207               290
Theragenics Corp. *                                    160               645
Twinlab Corp. *                                        188                19
United Surgical Partners International, Inc * (a)      293             4,577
US Oncology, Inc. *                                    375             3,251
Valentis, Inc. *                                       170                37
Vasomedical, Inc. *                                    310               291
Vaxgen, Inc. * (a)                                     100             1,931
Ventana Medical Systems, Inc. *                        168             3,872
Versicor, Inc. * (a)                                   124             1,338
Vical, Inc. *                                          100               347
VISX, Inc. *                                           253             2,424
Vital Signs, Inc.                                      100             2,988
VitalWorks, Inc. *                                     100               385
Vivus, Inc. * (a)                                      185               690
Young Innovations, Inc. *                              150             3,491
Zevex International, Inc. *                             75               143
Zila, Inc. * (a)                                       295               271
Zonagen, Inc. * (a)                                    110               108
Zymogenetics, Inc. *                                   647             6,405
                                                                ------------
                                                                     811,774

EDUCATIONAL SERVICES - 0.13%
Apollo Group, Inc., Class A *                        1,068            46,992
Career Education Corp. *                               254            10,160
DeVry, Inc. *                                          377             6,262
Edison Schools, Inc., Class A * (a)                    263               426
Education Management Corp. *                           235             8,836
Leapfrog Enterprises, Inc. * (a)                       233             5,860
Renaissance Learning, Inc. * (a)                       153             2,892
Strayer Education, Inc.                                100             5,750
Sylvan Learning Systems, Inc. *                        200             3,280
                                                                ------------
                                                                      90,458

ELECTRICAL EQUIPMENT - 2.73%
A.O. Smith Corp.                                       100             2,701
Active Power, Inc. * (a)                               215               383
American Power Conversion Corp. *                    1,317            19,953
AMETEK, Inc.                                           154             5,927
Anaren Microwave, Inc. * (a)                           110               968
Anixter International, Inc. *                          156             3,627
Artesyn Technologies, Inc. *                           159               611
Audiovox Corp., Class A *                              100             1,034
AVX Corp.                                              946             9,271
Baldor Electric Company                                417             8,236
Belden, Inc.                                           100             1,522
C & D Technologies, Inc.                               329             5,813
C-COR.net Corp. *                                      100               332
Cable Design Technologies Corp. *                      490             2,891
Capstone Turbine Corp. *                               328               295
Catalytica Energy Systems, Inc. * (a)                  332               916
Cohu, Inc.                                             100             1,470
Cooper Industries, Ltd., Class A                       557            20,303
Dupont Photomasks, Inc. *                               85             1,976
Electro Scientific Industries, Inc. * (a)              100             2,000
Emerson Electric Company                             2,548           129,566
Energizer Holdings, Inc. *                             441            12,304
General Cable Corp.                                    174               661
General Electric Company                            60,158         1,464,847
Genlyte Group, Inc. *                                  100             3,116
Hubbell, Inc., Class B                                 435            15,286
Johnson Controls, Inc.                                 509            40,807
Littelfuse, Inc. *                                     100             1,686
Magnetek, Inc. *                                       100               444
Methode Electronics, Inc., Class A                     100             1,097
Molex, Inc.                                          1,297            29,883
NCT Group, Inc. *                                    1,000                45
Plug Power, Inc. * (a)                                 193               867
Powell Industries, Inc. *                              100             1,708
Power-One, Inc. *                                      300             1,701
Rayovac Corp. *                                        421             5,612
SLI, Inc. *                                          2,964                 3
SPS Technologies, Inc. *                               122             2,897
Symbol Technologies, Inc.                            1,956            16,078
Tektronix, Inc. *                                      690            12,551
Thomas Industries, Inc.                                100             2,606
Twin Disc, Inc.                                        100             1,238
Universal Electronics, Inc. *                          100               974
Vicor Corp. *                                          262             2,162
W.H. Brady Company, Class A                            100             3,335
Waters Instruments, Inc.                               147               661
Watsco, Inc.                                           164             2,686
Wesco International, Inc. *                            164               900
Wilson Greatbatch Technologies, Inc. *                  91             2,657
Woodhead Industries, Inc.                               76               859
                                                                ------------
                                                                   1,849,466

ELECTRIC UTILITIES - 1.85%
Allegheny Energy, Inc. *                               598             4,521
Allete, Inc.                                           542            12,293

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
ELECTRIC UTILITIES - CONTINUED
Alliant Corp.                                          776      $     12,843
Ameren Corp.                                           846            35,168
American Electric Power, Inc.                        2,062            56,354
Avista Corp.                                           374             4,323
Baycorp Holdings, Ltd. *                               117             1,725
Black Hills Corp.                                      318             8,433
CenterPoint Energy, Inc.                             1,708            14,518
Central Vermont Public Service Corp.                   200             3,656
CH Energy Group, Inc.                                  100             4,663
Cinergy Corp.                                          947            31,933
Cleco Corp.                                            200             2,800
CMS Energy Corp. (a)                                   902             8,515
Connecticut Water Service, Inc.                          9               227
Consol Energy, Inc. (a)                                383             6,618
Consolidated Edison, Inc.                            1,244            53,268
Constellation Energy Group, Inc.                     1,029            28,627
Dominion Resources, Inc.                             1,786            98,051
DPL, Inc.                                              813            12,471
DQE, Inc.                                              522             7,955
DTE Energy Company                                     849            39,394
Duke Energy Corp.                                    5,369           104,910
Edison International *                               2,118            25,098
El Paso Electric Company *                             703             7,733
Empire District Electric Company                       100             1,820
Exelon Corp.                                         1,929           101,793
FirstEnergy Corp.                                    1,857            61,225
Florida Public Utilities Company                       205             3,044
FPL Group, Inc.                                      1,068            64,219
GrafTech International, Ltd. *                         682             4,065
Great Plains Energy, Inc.                              489            11,188
Green Mountain Power Corp.                             200             4,194
Hawaiian Electric Industries, Inc.                     244            10,731
IDACORP, Inc.                                          236             5,860
MGE Energy, Inc.                                       100             2,677
Northeast Utilities                                    853            12,940
NSTAR                                                  255            11,319
OGE Energy Corp.                                       522             9,187
Otter Tail Power Company                               100             2,690
Pepco Holdings, Inc.                                   828            16,055
PG&E Corp. *                                         2,344            32,582
Pinnacle West Capital Corp.                            476            16,227
PNM Resources, Inc.                                    380             9,052
PPL Corp.                                              920            31,906
Public Service Enterprise Group, Inc.                1,263            40,542
Puget Energy, Inc.                                     391             8,622
Quanta Services, Inc. *                                551             1,929
Reliant Resources, Inc. *                            1,559             4,989
Sierra Pacific Resources * (a)                         614             3,991
TECO Energy, Inc. (a)                                1,088            16,831
The AES Corp. *                                      2,791             8,429
The Southern Company                                 4,287           121,708
Uil Holding Corp.                                      142             4,952
Unisource Energy Corp.                                 457             7,902
Unitil Corp.                                           244             6,051
Westar Energy, Inc.                                    276             2,732
Wisconsin Energy Corp.                                 661            16,657
WPS Resources Corp. (a)                                262            10,171
                                                                ------------
                                                                   1,254,377

ELECTRONICS - 0.68%
Adaptec, Inc. *,                                       813             4,593
Agilent Technologies, Inc. *                         3,035            54,509
Amphenol Corp., Class A *                              222             8,436
Anadigics, Inc. * (a)                                  100               258
Analogic Corp.                                          42             2,112
Arrow Electronics, Inc. *                              503             6,433
AstroPower, Inc. * (a)                                 258             2,061
Avnet, Inc. *                                          757             8,198
Checkpoint Systems, Inc. * (a)                         174             1,799
CTS Corp.                                              100               775
Cubic Corp.                                            336             6,193
DDI Corp. *                                            405                89
DSP Group, Inc. *                                      100             1,582
Electronics For Imaging, Inc. *                        416             6,765
Engineered Support Systems, Inc.                        52             1,906
FEI Company *                                          260             3,975
Fisher Scientific International, Inc. *                258             7,761
FLIR Systems, Inc. *                                   184             8,979
Foundry Networks, Inc. *                               784             5,519
Franklin Electric, Inc.                                134             6,433
General Motors Corp., Class H *                      5,687            60,851
Glenayre Technologies, Inc. *                          322               367
Harman International Industries, Inc.                  236            14,042
Identix, Inc. *                                        353             1,818
Intermagnetics General Corp. * (a)                     165             3,241
Intermediate Telephone, Inc.                           100             2,091
InVision Technologies, Inc. *                          182             4,798
Itron, Inc. *                                          207             3,968
Jabil Circuit, Inc. *                                1,072            19,210
Keithley Instruments, Inc.                              94             1,175
Kemet Corp. *                                          484             4,230
L-3 Communications Holdings, Inc. * (a)                498            22,365
Lexar Media, Inc. *                                    912             5,718
Lufkin Industries, Inc.                                100             2,345
Mentor Graphics Corp. *                                259             2,036
Mirant Corp. *                                       2,339             4,421
Park Electrochemical Corp.                             268             5,146
Pemstar, Inc. * (a)                                    467             1,055
Photon Dynamics, Inc. *                                252             5,746
Pixelworks, Inc. *                                     199             1,154
Polycom, Inc. *                                        581             5,531
Rockwell International Corp.                         1,014            21,000
Rogers Corp. *                                         228             5,073
Sanmina-SCI Corp. *                                  4,429            19,886
Sequa Corp., Class A *                                 114             4,459
Silicon Graphics, Inc. *                               818               924
Solectron Corp. *                                    5,070            17,999
Somera Communications, Inc. * (a)                      275               743
Stoneridge, Inc. *                                     181             2,154
Sycamore Networks, Inc. *                            2,459             7,107
Technitrol, Inc.                                       234             3,777
Technology Solutions Company *                         326               355
Teleflex, Inc.                                         303            12,996
Thomas & Betts Corp. *                                 431             7,284
Trimble Navigation, Ltd. *                             100             1,249
United Industrial Corp.                                184             2,944
Varian, Inc. *                                         145             4,160
Verisity, Ltd. *                                       376             7,167
Vicon Industries, Inc. *                               256               922
Video Display Corp. *                                  101               653
Viisage Technology, Inc. *                              94               418
Vishay Intertechnology, Inc. *                         861             9,626
Vixel Corp. *                                          100               200
Wells-Gardner Electronics Corp. * (a)                  215               355
Wireless Telecom Group, Inc.                           221               424
X-Rite, Inc.                                           162             1,132
Xata Corp. * (a)                                       126               466
Xeta Corp. *                                            91               286

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
ELECTRONICS - CONTINUED
Zebra Technologies Corp., Class A *                    259      $     14,841

Zygo Corp. *                                            73               510
                                                                ------------
                                                                     458,794

ENERGY - 0.39%
Calpine Corp. * (a)                                  3,571            11,641
Energen Corp.                                          100             2,910
Energy East Corp.                                      890            19,660
Entergy Corp.                                        1,245            56,760
Fuelcell Energy, Inc. * (a)                            164             1,074
Headwaters, Inc. *                                     477             7,398
MDU Resources Group, Inc.                              489            12,621
Progress Energy, Inc.                                1,373            59,520
Sempra Energy                                        1,255            29,681
TXU Corp.                                            1,997            37,304
Xcel Energy, Inc. (a)                                2,587            28,457
                                                                ------------
                                                                     267,026

FINANCIAL SERVICES - 7.19%
A.G. Edwards, Inc.                                     499            16,447
Ace Cash Express, Inc. *                               100               917
Advanta Corp., Class A                                 518             4,652
Aegis Realty, Inc.                                     928            10,598
Alliance Capital Management Holding, LP (a)            400            12,400
Ambac Financial Group, Inc.                            637            35,825
Amcore Financial, Inc.                                 100             2,170
American Express Company,                            8,006           283,012
American Insured Mortgage, Ltd., LP, Series 88       1,452             5,953
American Insured Mortgage, Series 86, LP             2,071             6,399
American Residential Investment Trust *                100               398
Americredit Corp. * (a)                              1,430            11,068
Ameritrade Holding Corp. *                           1,818            10,290
Annaly Mortgage Management, Inc., REIT                 423             7,952
Arthur J. Gallagher & Company                          494            14,514
Bear Stearns Companies, Inc.                           545            32,373
Blackrock, Inc., Class A *                              56             2,206
BNP Residential Properties, Inc.                       876             8,891
BP Prudhoe Bay Royalty Trust (a)                       100             1,476
Capital One Financial Corp. (a)                      1,392            41,370
Cash America International, Inc.                       154             1,466
Charles Schwab Corp.                                 8,280            89,838
Charter Municipal Mortgage
  Acceptance Company, SBI                              336             5,836
Charter One Financial, Inc.                          1,228            35,281
CIT Group, Inc.                                      1,191            23,344
Citigroup, Inc.                                     30,576         1,075,970
Citizens South Banking Corp.                           306             3,121
Clark/Bardes, Inc. *                                    64             1,232
Compass Bancshares, Inc.                               630            19,700
Correctional Properties Trust                          200             4,340
Countrywide Financial Corp.                            687            35,484
Credit Acceptance Corp. *                              200             1,276
Cross Timbers Realty Trust                             100             1,950
Delphi Financial Group, Inc.                           100             3,796
Downey Financial Corp.                                 105             4,095
DVI, Inc. *                                            100               755
E TRADE Group, Inc. *                                2,097            10,191
Eaton Vance Corp.                                      456            12,882
Equifax, Inc.                                          890            20,595
Equity One, Inc.                                       242             3,231
Euronet Worldwide, Inc. * (a)                          430             3,229
Federal Agricultural Mortgage Corp., Class A *         214             4,323
Federal Home Loan Mortgage Corp.                     4,177           246,652
Federal National Mortgage Association                5,996           385,723
Federated Investors, Inc., Class B                     615            15,603
Fidelity Bancorp, Inc.                                  75             2,250
Financial Federal Corp. *                              100             2,513
First Charter Corp.                                    150             2,700
First Street Bancorporation                            100             2,480
Firstfed Financial Corp. *                             177             5,124
Franklin Resources, Inc.                             1,625            55,380
Fulton Financial Corp.                                 445             7,859
H & R Block, Inc.                                    1,058            42,532
Harbor Florida Bancshares, Inc.                         27               608
Household International, Inc.                        2,803            77,951
Hugoton Royalty Trust SBI                              200             2,564
Humphrey Hospitality Trust *                           300               588
Impac Mortgage Holdings, Inc.                          400             4,600
IndyMac Bancorp, Inc. *                                283             5,233
Interactive Data Corp. *                               447             6,146
International Bancshares Corp.                         167             6,588
Inveresk Research Group Inc. *                         317             6,841
Investment Technology Group, Inc. *                    313             6,999
Investors Real Estate Trust, SBI                       367             3,663
Istar Financial, Inc.                                  653      $     18,317
ITLA Capital Corp. *                                   100             3,323
J.P. Morgan Chase & Company                         11,973           287,352
Jameson Inns, Inc.                                     300               678
Jeffries Group, Inc.                                    96             4,029
John Hancock Financial Services, Inc.                1,639            45,728
Jones Lang Lasalle, Inc. *                             100             1,538
Keystone Property Trust Corp., REIT                    100             1,697
Knight Trading Group, Inc. *                           595             2,850
LaBranche & Company, Inc. * (a)                        494            13,160
Legg Mason, Inc.                                       334            16,212
Lehman Brothers Holdings, Inc.                       1,483            79,029
Leucadia National Corp.                                370            13,805
Liberte Investors, Inc.                                280             1,207
Malan Realty Investments, Inc. *                       765             3,098
MBIA, Inc.                                             857            37,588
MBNA Corp.                                           7,663           145,750
Mellon Financial Corp.                               2,586            67,521
Merrill Lynch & Company, Inc.                        5,234           198,630
Metris Companies, Inc. (a)                             386               953
Morgan Stanley Dean Witter & Company                 6,623           264,390
National Health Realty, Inc., REIT                     300             4,380
NBT Bancorp, Inc.                                      120             2,048
NCO Group, Inc. *                                      100             1,595
Neuberger Berman, Inc.                                 349            11,688
New Century Equity Holdings *                          200                52
New Century Financial Corp. (a)                         56             1,422
Ocwen Financial Corp. *                                200               560
Philips International Realty Corp.                   3,179             4,800
PMC Capital, Inc.                                      159               669
PNC Financial Services Group                         1,690            70,811
Providian Financial Corp. *                          1,500             9,735
Regions Financial Corp.                              1,185            39,532
Roberts Realty Investments, Inc. *                     215             1,290
Saxon Capital, Inc. *                                  469             5,867
Seacoast Financial Services Corp.                        4                80
Siebert Financial Corp. *                              100               218
SLM Corp.                                              939            97,525
SoundView Technology Group, Inc. *                     497               746
State Financial Services Corp., Class A                 92             1,540
State Street Corp. (b)                               1,936            75,504
Stilwell Financial, Inc.                             1,470            19,213
Student Loan Corp.                                     139            13,594
Switchboard, Inc. *                                    164               490
SWS Group, Inc.                                        297             4,027

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
FINANCIAL SERVICES - CONTINUED
Synovus Financial Corp.                              1,681      $     32,611
T. Rowe Price Group, Inc. (c)                          891            24,307
Tarragon Realty Investments, Inc. *                    121             1,851
The Goldman Sachs Group, Inc.                        2,888           196,673
The John Nuveen Company, Class A                       492            12,472
Thornburg Mortgage Asset Corp. (a)                     100             2,010
Triad Guaranty, Inc. *                                 100             3,686
UMB Financial Corp.                                    176             6,734
United Community Financial Corp.                       200             1,730
Waddell & Reed Financial, Inc., Class A                705            13,867
Washington Mutual, Inc.                              5,760           198,893
Webster Financial Corp.                                256             8,909
Wesco Financial Corp.                                   41            12,708
Westcorp, Inc.                                         403             8,463
Westwood Holdings Group, Inc.                           74               992
WFS Financial, Inc. *                                  404             8,448
Willis Lease Finance Corp. *                            76               384
World Acceptance Corp. *                               183             1,393
Ziegler Companies, Inc.                                100             1,440
                                                                ------------
                                                                   4,873,255

FOOD & BEVERAGES - 3.74%
Alico, Inc.                                            100             2,660
American Italian Pasta Company, Class A * (a)          100             3,598
Anheuser-Busch Companies, Inc.                       5,259           254,536
Archer-Daniels-Midland Company                       3,761            46,636
Aurora Foods, Inc. * (a)                               373               291
Bob Evans Farms, Inc.                                  130             3,036
Bridgford Foods Corp.                                  160             1,794
Campbell Soup Company                                2,580            60,553
Chalone Wine Group, Ltd. *                             731             6,023
Chiquita Brands International, Inc. *                  201             2,665
Coca-Cola Bottling Company                              40             2,580
Coca-Cola Enterprises, Inc.                          2,704            58,731
ConAgra Foods, Inc.                                  3,162            79,082
Constellation Brands, Inc., Class A *                  425            10,077
Corn Products International, Inc.                      269             8,105
Dean Foods Company *                                   469            17,400
Del Monte Foods Company *                            1,116             8,593
Dole Food, Inc.                                        414            13,488
Dreyers Grand Ice Cream, Inc.                          189            13,411
Farmer Brothers Company                                 21             6,489
Fisher Communications, Inc. *                          113             5,957
Fleming Companies, Inc. (a)                            157             1,031
Flowers Foods, Inc.                                     90             1,756
General Mills, Inc.                                  2,180           102,351
H.J. Heinz Company                                   2,052            67,449
Hain Celestial Group, Inc. *                           354             5,381
Hershey Foods Corp.                                    797            53,750
Hines Horticulture, Inc. *                             235               682
Hormel Foods Corp.                                     850            19,831
International Multifoods Corp. *                       100             2,119
Interstate Bakeries Corp.                              200             3,050
J & J Snack Foods Corp. *                              172             6,142
Kellogg Company                                      2,501            85,709
Kraft Foods, Inc., Class A                           1,660            64,624
Lance, Inc.                                            176             2,084
Maui Land & Pineapple, Inc. *                          100             1,584
McCormick & Company, Inc.                              722            16,750
National Beverage Corp. *                              167             2,555
Pepsi Bottling Group, Inc.                           1,661            42,688
PepsiAmericas, Inc.                                    803            10,784
PepsiCo, Inc.                                       10,724           452,767
Performance Food Group Company *                       232             7,878
Pilgrims Pride Corp.                                   184             1,509
Ralcorp Holdings, Inc. *                               167             4,198
Sanderson Farms, Inc.                                  100             2,091
Sara Lee Corp.                                       4,733           106,540
Seabord Corp.                                           25             6,000
Sensient Technologies Corp.                            163             3,663
Smithfield Foods, Inc. *                               644            12,777
Starbucks Corp. *                                    2,276            46,385
Tasty Baking Company                                   100               870
The Coca-Cola Company                               15,051           659,535
The J.M. Smucker Company                               319            12,699
The Steak & Shake Company *                            204             2,040
Tootsie Roll Industries, Inc.                          371            11,382
Triarc Companies, Inc., Class A *                      100             2,624
Tyson Foods, Inc., Class A                           2,384            26,748
Vita Food Products, Inc. *                             281             1,138
Weider Nutrition International, Inc., Class A *        208               302
William Wrigley Jr. Company                          1,353            74,253
Yocream International, Inc. *                          175             1,337
                                                                ------------
                                                                   2,532,761

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. *                           100               948
Louisiana Pacific Corp. *                              755             6,085
Pope & Talbot, Inc.                                    100             1,426
Rayonier, Inc.                                         100             4,525
Universal Fast Products, Inc.                          100             2,132
Weyerhaeuser Company                                 1,352            66,532
Wickes, Inc. *                                         113                66
                                                                ------------
                                                                      81,714

FUNERAL SERVICES - 0.02%
Service Corp. International *                        2,545             8,449
Stewart Enterprises, Inc., Class A *                   424             2,362
                                                                ------------
                                                                      10,811

FURNITURE & FIXTURES - 0.09%
Advanced Lighting Technologies, Inc. *                 100                33
American Woodmark Corp.                                116             5,510
Chromcraft Revington, Inc. *                           100             1,305
Ethan Allen Interiors, Inc.                            139             4,778
Furniture Brands International, Inc. *                 220             5,247
Kimball International, Inc., Class B                   241             3,434
La-Z-Boy, Inc.                                         506            12,134
Leggett & Platt, Inc.                                1,080            24,235
Steelcase, Inc.                                        100             1,096
                                                                ------------
                                                                      57,772

GAS & PIPELINE UTILITIES - 0.52%
AGL Resources, Inc.                                    416            10,109
American States Water Company                          259             5,996
American Water Works Company, Inc.                     552            25,105
Aquila, Inc. *                                         942             1,667
Atmos Energy Corp.                                      96             2,239
California Water Service Group                         100             2,365
Cascade Natural Gas Corp.                              100             2,000
Chesapeake Utilities Corp.                             100             1,830
Delta Natural Gas, Inc.                                127             2,729
Dynegy, Inc., Class A *                              1,939             2,288
El Paso Corp.                                        3,607            25,105
Equitable Resources, Inc.                              398            13,946
Global Industries, Ltd. *                            1,691             7,051
Inergy L P                                             214             5,992
KeySpan Corp.                                          735            25,901
Kinder Morgan, Inc.                                    737            31,153
Kinder Morgan, Inc. *                                  192             6,065

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
GAS & PIPELINE UTILITIES - CONTINUED
Middlesex Water Company                                296      $      6,207
National Fuel Gas Company                              398             8,251
New Jersey Resources Corp.                              34             1,074
Nicor, Inc.                                            178             6,057
NiSource, Inc.                                       1,341            26,820
Northwest Natural Gas Company                           54             1,461
Northwestern Corp. (a)                                 100               508
ONEOK, Inc.                                            200             3,840
Peoples Energy Corp.                                   100             3,865
Philadelphia Suburban Corp.                            538            11,083
Piedmont Natural Gas, Inc.                             100             3,535
Questar Corp.                                          584            16,247
RGC Resources, Inc.                                    395             7,268
SCANA Corp.                                            576            17,833
Semco Energy, Inc.                                     100               610
SJW Corp.                                               78             6,088
Southern Union Company *                               212             3,498
Southwest Gas Corp.                                    100             2,345
Southwest Water Company (a)                            138             1,823
Southwestern Energy Company *                          100             1,145
TC Pipelines, LP                                       100             2,605
The Laclede Group, Inc.                                 24               581
Transmontaigne, Inc. *                                 190               882
UGI Corp.                                              100             3,739
Ultra Petroleum Corp. *                                825             8,167
Valero, LP                                              26             1,032
Vectren Corp.                                          309             7,107
Western Gas Resources, Inc.                            263             9,692
WGL Holdings, Inc.                                     360             8,611
Williams Companies, Inc.                             3,100             8,370
Williams Energy Partners, LP (a)                        27               876
                                                                ------------
                                                                     352,761

GOLD - 0.02%
Meridian Gold, Inc. * (a)                              662            11,671
                                                                ------------

HEALTHCARE PRODUCTS - 3.41%
Abbott Laboratories,                                 9,439           377,560
Advanced Medical Optics, Inc. *                        173             2,071
Advanced Neuromodulation Systems, Inc. * (a)           198             6,950
Align Technology, Inc. *                               850             2,347
American Medical Systems Holdings, Inc. *              304             4,928
Arthrocare Corp. * (a)                                 197             1,940
Bausch & Lomb, Inc. (a)                                400            14,400
Baxter International, Inc.                           3,645           102,060
Becton Dickinson & Company                           1,514            46,465
Biomet, Inc.                                         1,648            47,232
Boston Scientific Corp. *                            2,436           103,579
Bruker Daltonics, Inc. * (a)                           527             2,561
Coherent, Inc. *                                       100             1,995
Cytyc Corp. *                                          600             6,120
DENTSPLY International, Inc.                           546            20,311
Diagnostic Products Corp.                              200             7,724
EPIX Medical, Inc. *                                   100               723
Guidant Corp. *                                      1,811            55,869
INAMED Corp. *                                         100             3,080
Inverness Medical Innovations, Inc. * (a)               43               565
Johnson & Johnson                                   18,017           967,693
LCA-Vision, Inc. *                                      68               155
Medtronic, Inc.                                      7,333           334,385
Mylan Laboratories, Inc.                               825            28,792
Patterson Dental Company *                             461            20,164
Priority Healthcare Corp., Class B *                   200             4,640
St. Jude Medical, Inc. *                             1,161            46,115
STERIS Corp. *                                         551            13,362
Therasense, Inc. * (a)                                 299             2,497
Thoratec Labs Corp. *                                  278             2,121
Varian Medical Systems, Inc. *                         451            22,370
Viasys Healthcare, Inc. *                              135             2,010
Wright Medical Group, Inc. *                           429             7,490
XOMA, Ltd. *                                           282             1,193
Zimmer Holdings, Inc. *                              1,125            46,710
Zoll Medical Corp. *                                     8               285
                                                                ------------
                                                                   2,308,462

HEALTHCARE SERVICES - 1.05%
Accredo Health, Inc. *                                 147             5,182
AMN Healthcare Services, Inc. * (a)                    270             4,566
Apria Healthcare Group, Inc. *                         344             7,651
Cerner Corp. * (a)                                     294             9,190
CorVel Corp. *                                          26               929
Cross Country, Inc. *                                  254             3,543
DIANON Systems, Inc. *                                 140             6,679
Eclipsys Corp. *                                       180               963
Express Scripts, Inc., Class A *                       500            24,020
First Health Group Corp. *                             474            11,542
HCA-The Healthcare Company                           3,120           129,480
HEALTHSOUTH Corp. *                                  1,991             8,362
IMPATH, Inc. * (a)                                     114             2,248
IMS Health, Inc.                                     1,822            29,152
Kindred Healthcare, Inc. *                             143             2,596
Laboratory Corp. of America Holdings *               1,046            24,309
Lincare Holdings, Inc. *                               676            21,375
Manor Care, Inc. *                                     610            11,352
McKesson Corp.                                       1,871            50,573
Medical Staffing Network Holdings, Inc. *              451             7,216
Odyssey Healthcare, Inc. *                             194             6,732
Omnicare, Inc.                                         664            15,823
Oxford Health Plans, Inc. *                            567            20,667
Pediatrix Medical Group, Inc. *                        166             6,650
Quest Diagnostics, Inc. *                              569            32,376
Select Medical Corp. *                                 261             3,521
Specialty Laboratories, Inc. *                         144             1,391
The Advisory Board Company *                            52             1,555
Unilab Corp. *                                         212             3,880
UnitedHealth Group, Inc.                             1,824           152,304
Universal Health Services, Inc., Class B *             377            17,003
Weight Watchers International, Inc. *                  628            28,869
Wellpoint Health Networks, Inc., Class A *             858            61,055
                                                                ------------
                                                                     712,754

HOLDINGS COMPANIES/CONGLOMERATES - 1.04%
Berkshire Hathaway, Inc., Class A *                      9           654,750
Horace Mann Educators Corp.                            336             5,151
Loews Corp.                                          1,079            47,972
                                                                ------------
                                                                     707,873

HOMEBUILDERS - 0.19%
Beazer Homes USA, Inc. *                                77             4,666
Centex Corp.                                           347            17,419
Champion Enterprises, Inc. * (a)                       200               570
Clayton Homes, Inc. (a)                                870            10,597
D.R. Horton, Inc.                                      739            12,822
Hovnanian Enterprises, Inc., Class A *                 100             3,170
KB HOME                                                318            13,626
Lennar Corp.                                           406            20,950
M.D.C. Holdings, Inc.                                  121             4,629
Meritage Corp. *                                       197             6,629
NVR, Inc. *                                             35            11,392
Oakwood Homes Corp. *                                   60                26

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
HOMEBUILDERS - CONTINUED
Palm Harbor Homes, Inc. * (a)                          100      $      1,747
Ryland Group, Inc.                                     200             6,670
Toll Brothers, Inc. *                                  548            11,070
Walter Industries, Inc.                                200             2,166
                                                                ------------
                                                                     128,149

HOTELS & RESTAURANTS - 0.88%
AFC Enterprises, Inc. *                                252             5,295
Alliance Gaming Corp. *                                177             3,014
Ameristar Casinos, Inc. * (a)                          306             4,315
Angelo & Maxie's, Inc.                                  33               112
Applebees International, Inc.                          225             5,218
Argosy Gaming Corp. *                                  100             1,893
Aztar Corp. *                                          161             2,299
Boca Resorts, Inc., Class A *                          190             2,033
Boyd Gaming Corp. *                                    495             6,955
Brinker International, Inc. *                          678            21,865
Buca, Inc. * (a)                                       100               832
California Pizza Kitchen, Inc. *                        90             2,268
CBRL Group, Inc.                                       439            13,227
CEC Entertainment, Inc. *                              100             3,070
Choice Hotels, Inc. *                                  216             4,903
CKE Restaurants, Inc. *                                248             1,066
Darden Restaurants, Inc.                               904            18,487
Dover Downs Gaming & Entertainment, Inc.               140             1,273
Extended Stay America, Inc. *                          427             6,298
Frischs Restaurants, Inc.                              100             2,075
Harrah's Entertainment, Inc. *                         567            22,453
Hilton Hotels Corp.                                  2,081            26,450
Hollywood Casino Corp. *                               499             6,128
IHOP Corp. *                                           100             2,400
Jack In the Box, Inc. *                                311             5,377
Krispy Kreme Doughnuts, Inc.  * (a)                    284             9,591
La Quinta Corp. *                                    2,061             9,068
Landry's Restaurants, Inc.                             100             2,124
Lone Star Steakhouse & Saloon, Inc.                    100             1,934
Mandalay Resort Group *                                317             9,703
Marcus Corp.                                           100             1,420
Marriott International, Inc., Class A                1,514            49,765
McDonalds Corp.                                      7,685           123,575
MGM Mirage *                                           969            31,948
Mtr Gaming Group, Inc. *                               473             3,765
O'Charley's, Inc. *                                    100             2,053
Outback Steakhouse, Inc.                               410            14,120
P.F. Chang's China Bistro, Inc. * (a)                  103             3,739
Panera Bread Company, Class A * (a)                    200             6,962
Papa Johns International, Inc. * (a)                   100             2,788
Park Place Entertainment Corp. *                     1,389            11,668
RARE Hospitality International, Inc. *                  82             2,265
Ruby Tuesday, Inc.                                     200             3,458
Ryan's Family Steak Houses, Inc. *                     150             1,703
Shuffle Master, Inc. * (a)                             225             4,300
Sonic Corp. *                                          225             4,610
Starwood Hotels & Resorts Worldwide, Inc.            1,157            27,467
Station Casinos, Inc. *                                222             3,929
The Cheesecake Factory, Inc. *                         405            14,641
Wendy's International, Inc.                            751            20,330
Westcoast Hospitality Corp. *                          784             4,390
Worldwide Restaurant Concepts, Inc. *                  300               795
Wyndham International, Inc., Class A *                 600               138
Wynn Resorts, Ltd. * (a)                               456             5,978
Yum! Brands, Inc. *                                  1,936            46,890
                                                                ------------
                                                                     594,423

HOUSEHOLD APPLIANCES - 0.20%
American Real Estate Partners, LP *                    520             4,779
Bassett Furniture Industries, Inc.                     100             1,432
Black & Decker Corp.                                   538            23,075
Consolidated Tomoka Land Company                       100             1,925
Drew Industries, Inc. *                                168             2,696
Eastern Company                                        100             1,102
Flexsteel Industries, Inc.                              88             1,471
International Aluminum Corp.                           439             7,590
Libbey, Inc.                                           201             5,226
Lifetime Hoan Corp.                                    885             4,222
Maytag Corp.                                           589            16,787
Mission West Properties, Inc.                          717             7,098
National Presto Industries, Inc.                       198             5,817
Technical Olympic Usa, Inc. *                          445             6,591
The Stanley Works                                      511            17,670
The Toro Company                                        26             1,661
Transtechnology Corp. *                                100             1,048
Vialta, Inc. *                                           2                 1
Westpoint Stevens, Inc. * (a)                          174               103
Whirlpool Corp.                                        461            24,073
Wilshire Oil Company *                                 244               857
                                                                ------------
                                                                     135,224

HOUSEHOLD PRODUCTS - 0.28%
Applica, Inc. *                                        100               500
Blyth Industries, Inc.                                 400            10,704
Boyds Collection, Ltd. *                               200             1,330
Church & Dwight, Inc.                                  159             4,838
Department 56, Inc. *                                  100             1,290
Dial Corp.                                             494            10,063
Fortune Brands, Inc.                                   951            44,231
Graphic Packaging Intl Corp. *                         310             1,748
Martha Stewart Living Omnimedia, Inc., Class A *       100               987
Newell Rubbermaid, Inc.                              1,601            48,558
Playtex Products, Inc. *                               282             2,786
The Clorox Company                                   1,335            55,069
Topps, Inc. *                                          200             1,740
Tupperware Corp.                                       569             8,581
                                                                ------------
                                                                     192,425

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0. 00%
Scope Industries (a)                                    29             2,537
                                                                ------------

INDUSTRIAL MACHINERY - 0.58%
AGCO Corp. *                                           585            12,929
Alamo Group, Inc.                                      100             1,225
Albany International Corp., Class A                    163             3,368
Ampco-Pittsburgh Corp.                                 100             1,216
AptarGroup, Inc.                                       149             4,655
Briggs & Stratton Corp.                                100             4,247
Cascade Corp.                                          100             1,595
Circor International, Inc.                             100             1,590
Cognex Corp. *                                         339             6,248
Crane Company                                          256             5,102
Cummins, Inc. (a)                                      321             9,030
Deere & Company                                      1,353            62,035
Donaldson Company, Inc.                                181             6,516
Dover Corp.                                          1,217            35,488
Energy Conversion Devices, Inc. *                      333             3,264
EnPro Industries, Inc. *                               114               456
Flow International Corp. *                             100               255
Flowserve Corp. *                                      381             5,635
Foster Wheeler, Ltd. * (a)                             200               232
Gardner Denver, Inc. *                                 100             2,030
Graco, Inc.                                            225             6,446

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
INDUSTRIAL MACHINERY - CONTINUED
Grant Prideco, Inc. *                                  643      $      7,485
Hardinge Brothers, Inc.                                100               825
IDEX Corp. (a)                                         299             9,777
Ingersoll-Rand Company, Inc., Class A                1,041            44,825
Kadant, Inc. *                                         135             2,025
Kaydon Corp.                                           100      $      2,121
Kennametal, Inc.                                       128             4,413
Lindsay Manufacturing Company                          100             2,140
Manitowoc, Inc.                                        100             2,550
Metropolitan Pro Corp.                                 443             6,415
Milacron, Inc.                                         100               595
Mueller Industry, Inc. *                               132             3,597
NN, Inc.                                               161             1,608
Osmonics, Inc. *                                       173             2,931
Pall Corp.                                             927            15,462
Parker-Hannifin Corp.                                  654            30,169
Pentair, Inc.                                          328            11,332
Presstek, Inc. *                                       168               774
Quixote Corp.                                          100             1,806
Roanoke Electric Steel Corp.                           100               950
Semitool, Inc. *                                       151               938
Stewart & Stevenson Services, Inc.                     100             1,414
SureBeam Corp., Class A * (a)                          237               957
Tecumseh Products Company, Class A                     113             4,987
Thermo Electron Corp. *                                925            18,611
Titan International, Inc.                              273               366
Tredegar Industries, Inc.                              156             2,340
Triumph Group, Inc. *                                  110             3,513
U.S. Industries, Inc. *                                200               526
UNOVA, Inc. *                                          296             1,776
Valmont Industries, Inc.                               155             3,007
W.W. Grainger, Inc.                                    560            28,868
Watts Industries, Inc., Class A                        161             2,534
Westerbeke Corp. *                                     313               588
WSI Industries, Inc. *                                 220               286
                                                                ------------
                                                                     396,073

INDUSTRIALS - 0.03%
Brooks-Pri Automation, Inc. *                          207             2,372
Fastenal Company (a)                                   548            20,490
                                                                ------------
                                                                      22,862

INSURANCE - 4.08%
21St Century Insurance Group                           844            10,567
Aetna, Inc.                                            860            35,363
AFLAC, Inc.                                          3,043            91,655
Alfa Corp.                                             670             8,047
Allcity Insurance Company                              100                25
Alleghany Corp. *                                       41             7,277
Allmerica Financial Corp.                              354             3,575
American Financial Group, Inc.                         411             9,482
American Independence, Corp. *                         100               272
American International Group, Inc.                  15,787           913,278
American National Insurance Company                    167            13,697
AMERIGROUP Corp. *                                      78             2,364
Amerus Group Company                                   297             8,396
Anthem, Inc. *                                         827            52,018
Aon Corp.                                            1,919            36,250
Arch Cap Group, Ltd. *                                 279             8,696
Argonaut Group, Inc. (a)                               100             1,475
Baldwin & Lyons, Inc., Class B                         100             2,355
Brown & Brown, Inc.                                    356            11,506
CenturyBusiness Services, Inc. *                       514             1,362
Chubb Corp.                                          1,025            53,505
CIGNA Corp.                                            940            38,653
Cincinnati Financial Corp.                           1,025            38,489
CNA Financial Corp. *                                1,246            31,898
CNA Surety Corp. *                                     207             1,625
Commerce Group, Inc. (a)                               238             8,923
Conseco, Inc. *                                      1,787                70
Crawford & Company, Class B (a)                        256             1,280
Donegal Group, Inc., Class B                            33               371
EMC Insurance Group, Inc.                              100             1,787
Erie Indemnity Company, Class A                        406            14,722
FBL Financial Group, Inc., Class A                     100             1,947
Fidelity National Financial, Inc.                      623            20,453
First American Financial Corp.                         499            11,078
Fremont General Corp. (a)                              293             1,316
Great American Financial Resources, Inc.               173             2,976
Harleysville Group, Inc.                               100             2,643
Hartford Financial Services Group, Inc.              1,471            66,827
HCC Insurance Holdings, Inc.                           481            11,833
Hilb, Rogal and Hamilton Company                        98             4,008
Independence Holding Company                           110             2,362
Jefferson-Pilot Corp.                                  879            33,499
Kansas City Life Insurance Company                     129             4,889
Landamerica Financial Group, Inc.                      100             3,545
Liberty Corp. (a)                                      100             3,880
Lincoln National Corp.                               1,105            34,896
Markel Corp. *                                          69            14,179
Marsh & McLennan Companies, Inc.                     3,195           147,641
MEEMIC Holdings, Inc. *                                100             2,894
Mercury General Corp.                                  398            14,957
MetLife, Inc.                                        4,289           115,975
MGIC Investment Corp.                                  556            22,963
Midland Company                                        228             4,332
Mony Group, Inc. (a)                                   448            10,725
Nationwide Financial Services, Inc., Class A           310             8,881
Navigators Group, Inc. *                               100             2,295
Odyssey Re Holdings Corp.                              292             5,168
Ohio Casualty Corp. *                                  671             8,689
Old Republic International Corp.                       659            18,452
Philadelphia Consolidated Holding Corp. *              100             3,540
Phoenix Companies, Inc. (a)                            832             6,323
PICO Holdings, Inc. *                                  100             1,343
PMA Capital Corp., Class A                             369             5,288
Presidential Life Corp.                                100               993
Principal Financial Group, Inc.                      2,077            62,580
Proassurance Corp. *                                   100             2,100
Progressive Corp.                                    1,355            67,249
Protective Life Corp.                                  381            10,485
Prudential Financial, Inc.                           3,486           110,646
Radian Group, Inc.                                     653            24,259
Reinsurance Group of America, Inc.                     238             6,445
SAFECO Corp.                                           742            25,725
Selective Insurance Group, Inc.                        100             2,518
St. Paul Companies, Inc.                             1,391            47,364
Stancorp Financial Group, Inc.                         116             5,667
State Auto Financial Corp.                             209             3,239
Stewart Information Services Corp. *                   100             2,139
The Allstate Corp.                                   4,180           154,618
The MIIX Group, Inc. (a)                               100               179
The PMI Group, Inc.                                    532            15,981
Torchmark, Inc.                                        613            22,393
Transatlantic Holdings, Inc.                           288            19,210
Travelers Property Casualty Corp., Class B *         5,841            85,571
UICI *                                                 200             3,110
United Fire & Casualty Company                         189             6,322
United States I Holdings Corp. *                       614             7,214

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
INSURANCE - CONTINUED
Unitrin, Inc.                                          432      $     12,623
Universal American Financial Corp. *                   348             2,025
UNUMProvident Corp.                                  1,479            25,942
Vesta Insurance Group, Inc.                            102               280
W.R. Berkley Corp.                                     342            13,547
White Mountains Insurance Group, Ltd. (a)               41            13,243
Zenith National Insurance Corp.                         86             2,023
                                                                ------------
                                                                   2,764,470

INTERNATIONAL OIL - 0.05%
Trico Marine Services, Inc. *                          100               333
Weatherford International, Ltd. *                      845            33,741
                                                                ------------
                                                                      34,074

INTERNET CONTENT - 0.14%
Alloy, Inc. * (a)                                      386             4,227
Ask Jeeves, Inc. * (a)                                 100               256
CMGI, Inc. * (a)                                     1,511             1,482
CNET Networks, Inc. *                                1,020             2,764
Critical Path, Inc. *                                  200               102
DigitalThink, Inc. *                                   100               175
Extensity, Inc. *                                      100               174
I2 Technologies, Inc. *                              2,213             2,545
InfoSpace, Inc. *                                      160             1,352
Internet Capital Group, Inc. * (a)                   1,698               611
ITXC Corp. *                                           204               473
iVillage, Inc. *                                       164               154
Jupitermedia Corp. *                                   100               249
Looksmart, Ltd. *                                      200               496
Multex.com, Inc. *                                     100               420
Netratings, Inc. *                                     465             3,348
Overture Service, Inc. *                               498            13,601
ProQuest Company *                                     100             1,960
Safeguard Scientifics, Inc. *                          514               699
SportsLine.com, Inc. * (a)                             157               157
Yahoo!, Inc. *                                       3,663            59,890
                                                                ------------
                                                                      95,135

INTERNET RETAIL - 0.28%
1-800-Flowers.com, Inc. *                              433             2,706
Amazon.com, Inc. * (a)                               2,336            44,127
eBay, Inc. *                                         1,844           125,060
Freemarkets, Inc. *                                    399             2,569
Priceline.com, Inc. *                                2,269             3,630
Sciquest.com, Inc. *                                   100                45
Stamps.com, Inc. *                                     246             1,149
Ticketmaster, Class B *                                603            12,796
                                                                ------------
                                                                     192,082

INTERNET SERVICE PROVIDER - 0.03%
Blue Coat Systems, Inc. * (a)                           48               189
Commerce One, Inc. *                                   291               800
Digitas, Inc. *                                        288               996
Divine Inc., Class A *                                  44                62
Earthlink, Inc. *                                      872             4,752
eSPEED, Inc., Class A *                                276             4,676
High Speed Access Corp. *                              200               260
HomeStore.com, Inc. *                                  647               550
Internap Network Services Corp. *                      669               248
Neoforma, Inc. * (a)                                    20               239
Rare Medium Group, Inc. *                               10                 2
Register.com, Inc. *                                   100               450
TriZetto Group, Inc. *                                 163             1,001
United Online, Inc. * (a)                              460             7,333
VIA NET. WORKS, Inc. *                                 276               188
Worldgate Communications, Inc. *                       100                42
                                                                ------------
                                                                      21,788

INTERNET SOFTWARE - 0.22%
Agile Software Corp. *                                 331             2,562
Akamai Technologies, Inc. * (a)                        454               785
Ariba, Inc. * (a)                                    3,065             7,601
Art Technology Group, Inc. *                           293               363
Blue Martini Software, Inc. *                           77               223
BroadVision, Inc. * (a)                                134               457
Caldera International, Inc. *                           60                87
Centillium Communications, Inc. *                      220               497
Chordiant Software, Inc. *                             262               377
Click Commerce, Inc. *                                  91               184
Covad Communications Group, Inc. *                     400               376
Cybersource Corp. *                                    200               490
Digital Impact, Inc. *                                 100               190
Digital River, Inc. *                                  100             1,195
E.piphany, Inc. *                                      350             1,460
Elcom International, Inc. *                            198                44
F5 Networks, Inc. *                                    100             1,074
GRIC Communications, Inc. *                            100               244
Imanage, Inc. *                                        100               320
Inktomi Corp. *                                        534               854
Internet Security Systems, Inc. *                      279             5,114
Interwoven, Inc. *                                     454             1,180
Intraware, Inc. * (a)                                  100               110
Juniper Networks, Inc. *                             2,670            18,156
Keynote Systems, Inc. *                                100               772
Liberate Technologies, Inc. *  (a)                     552               789
Liquid Audio, Inc. *                                   100               246
Macromedia, Inc. *                                     323             3,440
Marimba, Inc. *                                        100               163
Net Perceptions, Inc. *                                100               138
Networks Associates, Inc. *                            858            13,805
Openwave Systems, Inc. *                               948             1,896
PC-Tel, Inc. *                                         100               678
Persistence Software, Inc. *                           100                48
Portal Software, Inc. *                                742               600
Quovadx, Inc. *                                        106               257
RealNetworks, Inc. *                                 1,215             4,629
Retek, Inc. *                                          224               609
RSA Security, Inc. *                                   295             1,767
S1 Corp. *                                             233             1,039
Sonicblue, Inc. * (a)                                  406               183
Stellent, Inc. *                                       100               444
Symantec Corp. *                                       942            38,161
TIBCO Software, Inc. *                               1,355             8,374
Tumbleweed Communications Corp. *                      100               155
ValueClick, Inc. *                                     172               480
VeriSign, Inc. *                                     1,410            11,308
Verity, Inc. *                                         397             5,316
Vignette Corp. *                                     1,301             1,596
Vitria Technology, Inc. *                              590               443
Watchguard Technologies, Inc. * (a)                    100               638
WebEx Communications, Inc. * (a)                       153             2,295
WebMethods, Inc. *                                     216             1,776
                                                                ------------
                                                                     145,988

INVESTMENT COMPANIES - 0.06%
Affiliated Managers Group, Inc. *,                     100             5,030
Allied Capital Corp. (a)                               528            11,526
American Capital Strategies, Ltd. (a)                  394             8,506
Atlanta/Sosnoff Capital Corp. * (a)                    100             1,210
Gabelli Asset Management, Inc., Class A * (a)          100             3,004

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
INVESTMENT COMPANIES - CONTINUED
MCG Capital Corp. (a)                                  375      $      4,028
Medallion Financial Corp.                              100               390
Raymond James Financial, Inc.                          283             8,371
Stifel Financial Corp.                                 100             1,114
                                                                ------------
                                                                      43,179
LEISURE TIME - 0.84%
Action Performance Companies, Inc. (a)                 100             1,900
Ambassadors International, Inc. *                      100               899
Arctic Cat, Inc.                                       155             2,480
Bally Total Fitness Holding Corp. * (a)                100               709
Blockbuster, Inc., Class A                             100             1,225
Brunswick Corp.                                        523            10,387
Callaway Golf Company                                  681             9,023
Carnival Corp., Class A                              3,508            87,525
Cedar Fair, LP (a)                                     136             3,210
Championship Auto Racing Team, Inc. *                  100               370
Churchill Downs, Inc. (a)                               37             1,413
Concord Camera Corp. *                                 100               543
Dover Motorsports, Inc.                                200               930
Gaylord Entertainment Company *                        403             8,302
Gemstar TV Guide International, Inc. *               2,641             8,583
Handleman Company *                                    100             1,150
Hollywood Entertainment Corp. *                        521             7,867
International Game Technology *                        549            41,680
International Speedway Corp., Class A                  388            14,468
Isle of Capri Casinos, Inc. *                          160             2,118
Marval Enterprises, Inc. *                             200             1,796
Metro-Goldwyn-Mayer, Inc. *                          1,849            24,037
Movie Gallery, Inc. *                                   77             1,001
Multimedia Games, Inc. * (a)                           207             5,684
Penn National Gaming, Inc. *                           200             3,172
Pinnacle Entertainment, Inc. *                         100               693
Polaris Industries, Inc.                               100             5,860
Regal Entertainment Group, Class A                     235             5,034
Royal Caribbean Cruises, Ltd.                        1,136            18,971
Scientific Games Corp., Class A *                    1,036             7,521
SCP Pool Corp. *                                       250             7,300
Six Flags, Inc. *                                      454             2,592
Speedway Motorsports, Inc. (a)                         327             8,430
Sturm Ruger & Company, Inc.                             73               699
The Nautilus Group, Inc. * (a)                         177             2,365
The Walt Disney Company                             12,363           201,641
THQ, Inc. * (a)                                        150             1,987
USA Interactive *                                    2,482            56,887
Vail Resorts, Inc. *                                   100             1,517
West Marine, Inc. *                                    109             1,492
WMS Industries, Inc. * (a)                             474             7,101
                                                                ------------
                                                                     570,562

LIFE SCIENCES - 0.01%
Incyte Pharmacuticals, Inc. *                          607             2,768
Symyx Technologies, Inc. *                             100             1,259
                                                                ------------
                                                                       4,027

LIQUOR - 0.06%
Adolph Coors Company, Class B                          137             8,391
Brown Forman Corp., Class B                            383            25,033
Todhunter International, Inc. * *                      580             5,713
                                                                ------------
                                                                      39,137

MANUFACTURING - 0.87%
3M Company                                           2,360           290,988
A.T. Cross Company, Class A *                          200             1,070
Aaon, Inc. *                                           348             6,414
Actuant Corp., Class A *                               162             7,525
Acuity Brands, Inc.                                    542             7,339
Armor Holdings, Inc. *                                 445             6,128
Barnes Group, Inc.                                     161             3,276
Blout International, Inc. * (a)                        271             1,032
Carlisle Companies, Inc.                               133             5,503
CoorsTek, Inc. *                                       210             5,365
Cuno, Inc. *                                           100             3,312
Danaher Corp.                                          884            58,079
Esco Technologies, Inc. *                              100             3,700
Fedders Corp.                                          220               623
Hexcel Corp. *                                         200               600
Illinois Tool Works, Inc.                            1,847           119,796
Joy Global, Inc. *                                     416             4,684
Lancaster Colony Corp.                                 149             5,823
Mathews International Corp., Class A                   285             6,364
Mine Safety Appliances Company                         188             6,063
Nordson Corp.                                          196             4,867
Snap-on, Inc.                                          408            11,469
SPX Corp. *                                            438            16,403
Stratos Lightwave, Inc. *                               53               233
TTM Technologies, Inc. *                               772             2,555
York International Corp.                               286             7,313
                                                                ------------
                                                                     586,524

MEDICAL-HOSPITALS - 0.23%
C.R. Bard, Inc.                                        249            14,442
Centene Corp. *                                        191             6,416
Community Health Systems, Inc. *                       608            12,519
Cytogen Corp. *                                         39               127
Davita, Inc. *                                         292             7,204
Deltagen, Inc. *                                       697               335
Health Management Associates, Inc., Class A          1,456            26,062
ICU Medical, Inc. *                                     30             1,119
Indevus Pharmaceuticals, Inc. *                        835             1,786
Novavax, Inc. *                                        531             1,381
Per-Se Technologies, Inc. *                            605             5,426
Possis Medical, Inc. *                                 371             6,678
Province Healthcare Company * (a)                      225             2,189
PSS World Medical, Inc. *                              354             2,421
Psychemedics Corp.                                     343             3,200
ResMed, Inc. *                                         133             4,066
Tenet Healthcare Corp. *                             2,894            47,462
Triad Hospitals, Inc. *                                429            12,797
VCA Antech, Inc. *                                      99             1,485
                                                                ------------
                                                                     157,115

METAL & METAL PRODUCTS - 0.20%
Alcoa, Inc.                                          5,187           118,160
Amcast Industrial Corp. *                              100               170
Commercial Metals Company                              328             5,327
Quanex Corp.                                           100             3,350
Timken Company                                         516             9,855
Wolverine Tube, Inc. *                                 100               571
                                                                ------------
                                                                     137,433

MINING - 0.19%
A.M. Castle Company * (a)                              100               455
Alliance Resource Partners, LP (a)                     100             2,422
Brush Wellman, Inc. *                                  100               550
Century Aluminum Company                               100               741
Freeport-McMoRan Copper & Gold,
  Inc., Class B * (a)                                  843            14,146
Glamis Gold, Ltd. * (a)                                604             6,849
Hecla Mining Company * (a)                           1,309             6,624
Lincoln Electric Holding, Inc.                         160             3,704
Newmont Mining Corp.                                 2,346            68,104

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
MINING - CONTINUED
Phelps Dodge Corp. *                                   532      $     16,838
Rouge Industries, Inc., Class A *                      317               323
RTI International Metals, Inc. *                       154             1,555
Shiloh Industries, Inc. *                              163               367
Stillwater Mining Company *                            156               835
Synalloy Corp. *                                       161               676
Titanium Metals Corp. * (a)                            591             1,129
USEC, Inc.                                             647             3,895
Webco Industries, Inc. *                               198               653
Westmoreland Coal Company *                             54               635
                                                                ------------
                                                                     130,501
MOBILE HOMES - 0.01%
Coachmen Industries, Inc.                              100             1,580
Fleetwood Enterprises, Inc. * (a)                      100               785
Winnebago Industries, Inc. (a)                         100             3,923
                                                                ------------
                                                                       6,288

NEWSPAPERS - 0.21%
Dow Jones & Company, Inc. (a)                          489            21,139
E.W. Scripps Company, Class A                          483            37,167
Journal Register Company *                             163             2,898
Knight-Ridder, Inc.                                    510            32,258
Lee Enterprises, Inc.                                  303            10,157
Washington Post Company, Class B                        54            39,852
                                                                ------------
                                                                     143,471

OFFICE FURNISHINGS & SUPPLIES - 0.26%
Avery Dennison Corp.                                   683            41,718
Falcon Products, Inc. *                                100               405
Global Imaging Systems, Inc. *                          48               882
HON Industries, Inc.                                   412            11,651
Ikon Office Solutions, Inc.                          1,219             8,716
Imagistics International, Inc. *                       100             2,000
Miller Herman, Inc.                                    414             7,618
Office Depot, Inc. *                                 1,924            28,398
Office Max, Inc. *                                   1,587             7,935
Staples, Inc. *                                      3,014            55,156
The Standard Register Company                          100             1,800
United Stationers, Inc. *                              273             7,863
                                                                ------------
                                                                     174,142

PAPER - 0.35%
Boise Cascade Corp.                                    406            10,239
Bowater, Inc.                                          287            12,040
Buckeye Technologies, Inc. *                           100               615
Caseys General Stores, Inc.                            200             2,442
Chesapeake Corp.                                       100             1,785
FiberMark, Inc. *                                      100               758
Georgia-Pacific Corp.                                1,696            27,407
International Paper Company                          2,939           102,777
MeadWestvaco Corp.                                   1,104            27,280
P.H. Glatfelter Company                                100             1,316
Plum Creek Timber Company, Inc.                        964            22,750
Potlatch Corp.                                         351             8,382
Rock-Tenn Company, Class A                             161             2,170
Temple-Inland, Inc.                                    265            11,875
US Timberlands Company *                             1,008             2,782
Wausau-Mosinee Paper Corp.                             200             2,244
                                                                ------------
                                                                     236,862

PETROLEUM SERVICES - 3.91%
Atwood Oceanics, Inc. *                                156             4,696
Baker Hughes, Inc.                                   2,018            64,959
BJ Services Company *                                  860            27,787
Cal Dive International, Inc. *                         187             4,395
ChevronTexaco Corp.                                  6,465           429,793
ConocoPhillips                                       3,975           192,350
Cooper Cameron Corp. *                                 229            11,409
Dawson Geophysical Company *                           176             1,021
Diamond Offshore Drilling, Inc.                        684            14,945
ENSCO International, Inc.                              727            21,410
Exxon Mobil Corp.                                   40,861         1,427,683
GlobalSantaFe Corp.                                  1,487            36,164
Halliburton Company                                  2,755            51,546
Hanover Compressor Company * (a)                       358             3,286
Input/Output, Inc. *                                   272             1,156
Lone Star Technologies, Inc. *                         496             7,385
McDermott International, Inc. *                        369             1,616
Nabors Industries, Ltd. *                              928            32,731
Newfield Exploration Company *                         307            11,067
Newpark Resources, Inc. *                              391             1,701
Noble Corp. *                                          794            27,909
Oceaneering International, Inc. *                      100             2,474
Premcor, Inc. *                                        250             5,558
Pride International, Inc. *                            743            11,071
Rowan Companies, Inc.                                  425             9,647
Schlumberger, Ltd.                                   3,419           143,906
SEACOR SMIT, Inc. *                                    142             6,319
Smith International, Inc. *                            576            18,789
Superior Energy Services, Inc. *                       316             2,591
Tesoro Petroleum Corp. *                               620             2,802
Tidewater, Inc.                                        366            11,383
Transocean, Inc.                                     2,013            46,702
Universal Compression Holdings, Inc. *                 113             2,162
Varco International, Inc. *                            392             6,821
Veritas DGC, Inc. *                                    289             2,283
                                                                ------------
                                                                   2,647,517

PHARMACEUTICALS - 5.69%
aaiPharma, Inc. * (a)                                  130             1,823
Abgenix, Inc. *,                                       433             3,191
AdvancePCS *                                           603            13,393
Alexion Pharmaceuticals, Inc. *                        185             2,612
Allergan, Inc.                                         781            45,001
AmerisourceBergen Corp.                                607            32,966
Amylin Pharmaceuticals, Inc. *                         627            10,120
Array BioPharma, Inc. *                                466             2,586
Barr Laboratories, Inc. * (a)                          231            15,036
Biocryst Pharmaceuticals, Inc. *                       100                96
Bristol-Myers Squibb Company                        11,688           270,577
Celgene Corp. * (a)                                    415             8,910
Connetics Corp. *                                      152             1,827
Cubist Pharmaceuticals, Inc. *                         242             1,992
Eli Lilly & Company                                  6,785           430,847
First Horizon Pharmaceutical Corp. *                   252             1,884
Forest Laboratories, Inc. *                          1,107           108,729
Gilead Sciences, Inc. *                              1,253            42,602
Glycogenesys, Inc. * (a)                               100                46
Guilford Pharmaceuticals, Inc. *                       100               398
ICN Pharmaceuticals, Inc.                              448             4,888
Isis Pharmaceuticals, Inc. * (a)                       201             1,325
King Pharmaceuticals, Inc. *                         1,683            28,931
Ligand Pharmaceuticals, Inc., Class B * (a)            200             1,074
Medicis Pharmaceutical Corp., Class A *                197             9,785
Merck & Company, Inc.                               13,595           769,613
Nabi Biopharmaceuticals *                              221             1,370
Noven Pharmaceuticals, Inc. *                          100               923
NPS Pharmaceuticals, Inc. * (a)                        242             6,091
OSI Pharmaceuticals, Inc. *                            150             2,460
Pfizer, Inc.                                        37,405         1,143,471

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
PHARMACEUTICALS - CONTINUED
Pharmaceutical Product Development, Inc. *             410      $     12,001
Pharmacia Corp.                                      7,779           325,162
Regeneron Pharmaceuticals, Inc. * (a)                  161             2,980
Salix Pharmaceuticals, Ltd. *                          417             2,915
Schering-Plough Corp.                                9,032           200,510
SICOR, Inc. *                                          864            13,694
Triangle Pharmaceuticals, Inc. *                       190             1,129
United Therapeutics Corp. * (a)                        100             1,670
Vertex Pharmaceuticals, Inc. *                         440             6,974
ViroPharma, Inc. * (a)                                 100               146
Watson Pharmaceuticals, Inc. *                         769            21,740
Women First Healthcare, Inc.  * (a)                    119               543
Wyeth                                                7,992           298,901
                                                                ------------
                                                                   3,852,932

PHOTOGRAPHY - 0.09%
Eastman Kodak Company                                1,724            60,409
                                                                ------------

PLASTICS - 0.00%
Spartech Corp.                                         100             2,063
                                                                ------------

POLLUTION CONTROL - 0.03%
Republic Services, Inc., Class A *                     807            16,931
Stericycle, Inc. *                                     200             6,476
                                                                ------------
                                                                      23,407

PUBLISHING - 0.58%
American Greetings Corp., Class A * (a)                529             8,358
Consolidated Graphics, Inc. *                          272             6,052
Gannett Company, Inc.                                1,595           114,521
Hollinger International, Inc., Class A                 568             5,771
John H. Harland Company                                100             2,213
John Wiley & Son, Class A                              461            11,069
Mail-Well Holdings, Inc. *                             258               645
Mcclatchy Company, Class A                             238            13,502
McGraw-Hill Companies, Inc.                          1,127            68,116
Media General, Inc., Class A                           100             5,995
Meredith Corp.                                         272            11,182
Playboy Enterprises, Inc., Class B * (a)               100             1,013
PRIMEDIA, Inc. * (a)                                 1,120             2,307
Pulitzer, Inc.                                          98             4,405
Readers Digest Association, Inc., Class A              516             7,791
Scholastic Corp. *                                     182             6,543
The New York Times Company, Class A                    853            39,008
Tribune Company                                      1,884            85,647
Value Line, Inc.                                        21               912
                                                                ------------
                                                                     395,050

RAILROADS & EQUIPMENT - 0.40%
Burlington Northern Santa Fe Corp.                   2,324            60,447
CSX Corp.                                            1,226            34,708
Florida East Coast Indiana, Inc. (a)                   247             5,730
GATX Corp.                                             270             6,161
J.B. Hunt Transport Services, Inc. *                   365            10,695
Kansas City Southern *                                 660             7,920
Norfolk Southern Corp.                               2,453            49,036
PAM Transportation Services, Inc. *                    100             2,521
Union Pacific Corp.                                  1,483            88,787
Wabtec Corp.                                           200             2,808
                                                                ------------
                                                                     268,813

REAL ESTATE - 1.38%
Aaron Rents, Inc., Class A                             151             3,428
Acadia Realty Trust, REIT                              347             2,575
Alexander's, Inc., REIT *                               21             1,356
Alexandria Real Estate Equities, Inc., REIT            168             7,157
AMB Property Corp., REIT                               517            14,145
American Land Lease, Inc., REIT                        641             9,032
Anthracite Capital, Inc., REIT (a)                     567             6,180
Apartment Investment &
 Management Company, REIT, Class A                     465            17,428
Archstone-Smith Trust, REIT                          1,109            26,106
Arden Realty, Inc., REIT                               328             7,265
Associated Estates Realty Corp., REIT                1,058             7,141
Atlantic Realty Trust, REIT                            316             3,081
Avalon Bay Communities, Inc., REIT                     351            13,738
Avatar Holdings, Inc. *                                100             2,300
Banyan Strategic Realty Trust, REIT                    300                84
Boston Properties, Inc., REIT                          470            17,324
Boykin Lodging Company, REIT                           100               933
Brandywine Realty Trust, REIT                          341             7,437
BRE Properties, Inc., Class A, REIT                    111             3,463
BRT Realty Trust, REIT (a)                             404             5,353
Burnham Pacific Properties, Inc., REIT                 289               220
California Coastal Communities, Inc. *                 200             1,106
Camden Property Trust, REIT                            287             9,471
Capital Automotive, REIT                               100             2,370
Capstead Mortage Corp., REIT                            75             1,849
CarrAmerica Realty Corp., REIT                         352             8,818
Catellus Development Corp. *                           408             8,099
CBL & Associates Properties, Inc., REIT                 51             2,043
Center Trust, Inc., REIT                               200             1,560
CenterPoint Properties Corp., REIT                      97             5,544
Chateau Communities, Inc., REIT                        100             2,300
Chelsea Property Group, Inc., REIT                     270             8,994
Colonial Properties Trust SBI                          181             6,143
Commercial Net Lease Realty, REIT                       91             1,395
Cornerstone Realty Income Trust, Inc., REIT            200             1,592
Corporate Office Properties Trust, REIT                200             2,806
Corrections Corp. of America *                         423             7,254
Cousins Properties, Inc., REIT                         411            10,152
Crescent Real Estate Equities Company, REIT            638            10,616
Crown American Realty Trust, REIT                      400             3,680
Developers Diversified Realty, REIT                    210             4,618
Duke-Weeks Realty Investments, Inc., REIT              853            21,709
EastGroup Properties, Inc., REIT                       100             2,550
Entertainment Properties Trust, REIT                   100             2,352
Equity Inns, Inc., REIT                                300             1,806
Equity Office Properties Trust, REIT                 2,497            62,375
Equity Residential Properties Trust, REIT            1,533            37,681
Essex Property Trust, REIT                              76             3,865
FBR Asset Investment Corp.                             174             5,899
Federal Realty Investment Trust, REIT                  163             4,584
Felcor Lodging Trust, Inc., REIT                       444             5,079
First Industrial Realty Trust, Inc., REIT              100             2,800
First Union Real Estate
 Equity & Mortgage Investments                         600             1,068
Gables Residential Trust, REIT                         232             5,784
General Growth Properties, Inc., REIT                  267            13,884
Getty Realty Corp., REIT                               100             1,895
Glenborough Realty Trust, Inc., REIT                   348             6,201
Glimcher Realty Trust                                  339             6,017
Golf Trust America, Inc. *                           1,197             1,616
Health Care Property Investors, Inc., REIT             246             9,422
Health Care REIT, Inc.                                  30               811
Healthcare Realty Trust                                210             6,142
Heritage Property Investment Trust, Inc., REIT         124             3,096
Highwoods Properties, Inc.                             273             6,033
Home Properties of New York, Inc., REIT                186             6,408
Hospitality Properties Trust, SBI                      282             9,926

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES        VALUE
                                                     ------        -----
REAL ESTATE - CONTINUED
Host Marriott Corp., REIT *                          1,413      $     12,505
HRPT Properties Trust, REIT                            400             3,296
Innkeepers USA Trust, REIT                             200             1,532
Insignia Financial Group, Inc. *                       100               725
IRT Property Company                                   200             2,374
JDN Realty Corp.                                       200             2,190
Kilroy Realty Corp., REIT                              100             2,305
Kimco Realty Corp., REIT                               519            15,902
Koger Equity, Inc.                                     100             1,560
Kramont Realty Trust, REIT                             400             5,860
LaSalle Hotel Properties, REIT                         100             1,400
Lexington Corporate Property Trust, REIT               200             3,180
Liberty Property Trust, REIT (a)                       392            12,520
LNR Property Corp.                                     100             3,540
LTC Properties, Inc., REIT                             200             1,344
Mack-California Realty Corp., REIT                     283             8,575
Manufactured Home Communities, Inc.                    206             6,104
MeriStar Hospitality Corp., REIT                       614             4,052
MFA Mortgage Investments, Inc., REIT                   200             1,680
Mid-Atlantic Realty Trust, SBI                         200             3,480
National Health Investments, Inc., REIT                100             1,608
Nationwide Health Properties, Inc., REIT               200             2,986
New Plan Excel Realty Trust, Inc.                      564            10,767
Newcastle Investment Corp.                             416             6,644
Newhall Land & Farming Company, ADR                    100             2,875
Pan Pacific Retail Properties, Inc., REIT              124             4,530
Parkway Properties, Inc.                               175             6,139
Post Properties, Inc., REIT                            100             2,390
Prentiss Properties Trust, REIT                        100             2,828
Price Legacy Corp., REIT *                             253               708
Prime Group Realty Trust, REIT *                       100               461
Prologis Trust, REIT                                 1,065            26,785
PS Business Parks, Inc., REIT                          154             4,897
Public Storage, Inc., REIT                             638            20,614
Pulte Homes, Inc.                                      394            18,861
Ramco Gershenson Properties Trust, REIT                200             3,950
Realty Income Corp., REIT                              127             4,445
Reckson Associates Realty Corp., REIT                  396             8,336
Redwood Trust, Inc., REIT                              100             2,770
Regency Centers Corp., REIT                            311            10,076
Rouse Company, REIT                                    449            14,233
Saul Centers, Inc.                                     100             2,380
Senior Housing Properties Trust, SBI                   200             2,122
Shurgard Storage Centers, Inc., Class A                174             5,453
Simon Property Group, Inc., REIT                     1,074            36,591
Sizeler Property Investors, Inc., REIT               1,055             9,801
SL Green Realty Corp., REIT                            100             3,160
Sovran Self Storage, Inc.                              100             2,836
Stratus Properties, Inc. *                             100               920
Summit Properties, Inc.                                337             5,999
Sun Communities, Inc., REIT                            100             3,657
Tanger Factory Outlet Centers, Inc., REIT              100             3,100
Taubman Centers, Inc., REIT                            582             9,446
The Macerich Company, REIT                             269             8,272
The Mills Corp., REIT                                  100             2,934
The St. Joe Company                                    452            13,560
Trammell Crow Company *                                184             1,656
Transcontinental Realty Investors, Inc., REIT *        100             1,764
Trizec Properties, Inc., REIT                        1,020             9,578
United Dominion Realty Trust, Inc., REIT               679            11,108
United States Restaurant Properties, Inc.              436             6,139
Urstadt Biddle Properties, Inc.                        564             6,249
Ventas, Inc., REIT                                     300             3,435
Vornado Operating Company *                            149                73
Vornado Realty Trust, REIT                             674            25,073
W. P. Carey & Company LLC                              250             6,187
Washington REIT, REIT                                  100             2,550
Weingarten Realty Investors, REIT                      276            10,173
Wellsford Real Properties, Inc. *                      408             6,430
Winston Hotels, Inc., REIT                             200             1,560
                                                                ------------
                                                                     938,392

RETAIL GROCERY - 0.57%
7 Eleven, Inc. *                                       439             3,292
Albertsons, Inc.                                     2,341            52,111
Arden Group, Inc. * *                                  104             6,294
Fresh Brands, Inc.                                     113             1,865
Ingles Markets, Inc.                                   102             1,200
Nash-Finch Company                                     100               773
Pathmark Stores, Inc. *                                213             1,080
Ruddick Corp.                                          519             7,105
Safeway, Inc. *                                      2,575            60,152
Smart & Final, Inc. *                                  100               520
SUPERVALU, Inc.                                        742            12,250
Sysco Corp.                                          3,967           118,177
The Great Atlantic & Pacific
  Tea Company, Inc. * (a)                              369             2,974
The Kroger Company *                                 4,785            73,928
United Natural Foods, Inc. *                           100             2,535
Weis Markets, Inc.                                     100             3,105
Whole Foods Market, Inc. *                             353            18,614
Wild Oats Markets, Inc. *                              100             1,032
Willamette Valley Vineyard, Inc. *                     498               747
Winn-Dixie Stores, Inc. (a)                          1,085            16,579
                                                                ------------
                                                                     384,333

RETAIL TRADE - 5.22%
99 Cents Only Stores *                                 470            12,624
Abercrombie & Fitch Company, Class A *                 534            10,926
Aeropostale, Inc. *                                    500             5,285
American Eagle Outfitters, Inc. *                      336             4,630
AnnTaylor Stores Corp. *                               403             8,229
Barnes & Noble, Inc. *                                 495             8,945
Barnesandnoble.com, Inc., Class A * (a)                249               286
Bebe Stores, Inc. * (a)                                100             1,340
Bed Bath & Beyond, Inc. *                            1,825            63,017
Best Buy Company, Inc. *                             1,896            45,788
Big Lots, Inc. *                                       967            12,793
BJ's Wholesale Club, Inc. *                            351             6,423
Borders Group, Inc. *                                  531             8,549
Buckle, Inc. *                                         100             1,800
Burlington Coat Factory Warehouse Corp.                185             3,321
CarMax, Inc. *                                         701            12,534
Cato Corp., Class A                                    100             2,159
CDW Computer Centers, Inc. *                           530            23,240
Charlotte Russe Holding, Inc. *                        100             1,061
Charming Shoppes, Inc. *                               388             1,622
Chico's FAS, Inc. * (a)                                450             8,509
Childrens Place Retail Stores, Inc. *                  100             1,064
Christopher & Banks Corp. *                             96             1,992
Circuit City Stores-Circuit City Group               1,147             8,511
Claire's Stores, Inc.                                  429             9,468
Cost Plus, Inc. *                                      100             2,867
Costco Wholesale Corp. *                             2,857            80,167
CVS Corp.                                            2,272            56,732
Daisytek International Corp. *                         100               793
Dillard's, Inc., Class A                               443             7,026
Dollar General Corp.                                 2,000            23,900
Dollar Tree Stores, Inc. *                             740            18,182

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
RETAIL TRADE - CONTINUED
Electronics Boutique Holdings Corp. *                  100      $      1,581
Family Dollar Stores, Inc.                           1,076            33,582
Federated Department Stores, Inc. *                  1,308            37,618
Foot Locker, Inc.                                      960            10,080
Footstar, Inc. * (a)                                   100               696
Fossil, Inc. * (a)                                     208             4,231
Fred's, Inc., Class A                                  187             4,806
GameStop Corp. *                                       362             3,548
Genesco, Inc. *                                        100             1,863
Group 1 Automotive, Inc. *                             100             2,388
Guitar Center, Inc. * (a)                              100             1,656
Hanover Direct, Inc. *                                 700               133
Haverty Furniture Companies, Inc.                      100             1,390
Home Depot, Inc.                                    14,187           339,921
Hot Topic, Inc. * (a)                                  250             5,720
J. C. Penney, Inc.                                   1,652            38,013
Jo Ann Stores, Inc. * (a)                              245             5,628
Kenneth Cole Productions, Inc., Class A *              160             3,248
Kmart Corp. * (a)                                    2,390               478
Kohl's Corp. *                                       1,989           111,285
Linens'n Things, Inc. *                                403             9,108
Longs Drug Stores Corp.                                134             2,779
Lowe's Companies, Inc.                               4,764           178,650
May Department Stores Company                        1,894            43,524
Michael's Stores, Inc. *                               470            14,711
MSC Industrial Direct Company, Inc., Class A *         165             2,929
Nordstrom, Inc.                                        864            16,390
Pacific Sunwear of California, Inc. *                  485             8,571
Pantry, Inc. *                                         100               401
Payless ShoeSource, Inc. *                             100             5,147
PC Connection, Inc. *                                  418             2,119
Pep Boys-Manny, Moe & Jack                             200             2,320
Petco Animal Supplies Inc. *                           258             6,047
PETsMART, Inc. *                                       718            12,299
Pier 1 Imports, Inc.                                   735            13,914
RadioShack Corp.                                       979            18,346
Regis Corp.                                            388            10,084
Rent-A-Center, Inc. *                                  243            12,138
Rite Aid Corp. * (a)                                 2,536             6,213
Ross Stores, Inc.                                      486            20,602
Saks, Inc. *                                           834             9,791
School Specialty, Inc. * (a)                           100             1,998
Sears, Roebuck & Company                             1,832            43,876
Shopko Stores, Inc. *                                  100             1,245
Stein Mart, Inc. *                                     200             1,220
Summit America Television, Inc. *                      100               267
Systemax, Inc. *                                       201               312
Talbots, Inc.                                          473            13,022
Target Corp.                                         5,468           164,040
The Dress Barn, Inc. *                                 200             2,660
The Gap, Inc.                                        5,348            83,001
The Limited, Inc.                                    3,184            44,353
The Mens Wearhouse, Inc. *                             161             2,761
The Neiman Marcus Group, Inc., Class A *               405            12,308
The TJX Companies, Inc.                              3,280            64,026
The Wet Seal, Inc., Class A *                          225             2,421
The Yankee Candle, Inc. *                              531             8,496
Tiffany & Company                                      828            19,797
Too, Inc. *                                            343             8,067
Toys R Us, Inc. *                                    1,554            15,540
Tractor Supply Company *                               151             5,678
Transport World Entertainment Corp.  * (a)             200               726
Tuesday Morning Corp. *                                160             2,736
Tweeter Home Entertainment Group, Inc. *               100               586
Urban Outfitters, Inc. *                               100             2,357
Value City Department Stores, Inc. *                   100               183
Valuevision International, Inc., Class A *             347             5,198
Wal-Mart Stores, Inc.                               26,886         1,358,012
Walgreen Company                                     6,254           182,554
Whitehall Jewellers, Inc. *                             74               703
Williams-Sonoma, Inc. *                                686            18,625
Wilsons Leather Experts, Inc. *                         98               490
Zale Corp. *                                           260             8,294
                                                                ------------
                                                                   3,533,283

SANITARY SERVICES - 0.21%
Allied Waste Industries, Inc. *                      1,249            12,490
Ecolab, Inc.                                           719            35,591
IMCO Recycling, Inc. *                                 100               813
Ionics, Inc. * (a)                                     100             2,280
Waste Connections, Inc. * (a)                          100             3,861
Waste Management, Inc.                               3,720            85,262
                                                                ------------
                                                                     140,297

SEMICONDUCTORS - 1.51%
Actel Corp. *,                                         100             1,622
Advanced Energy Industries, Inc. * (a)                 135             1,717
Advanced Micro Devices, Inc. * (a)                   2,077            13,417
Agere Systems, Inc., Class A *                      11,852            17,067
Alliance Semiconductor Corp. *                         161               633
Altera Corp. *                                       2,296            28,310
American Superconductor Corp. * (a)                    100               301
Amkor Technology, Inc. *                               932             4,436
Analog Devices, Inc. *                               2,282            54,471
Applied Materials, Inc. *                            9,979           130,026
Applied Micro Circuits Corp. *                       1,707             6,299
Asyst Technologies, Inc. *                             100               735
Atmel Corp. *                                        2,504             5,584
ATMI, Inc. * (a)                                       414             7,667
Axcelis Technologies, Inc. *                           864             4,846
AXT, Inc. *,                                           100               180
Broadcom Corp., Class A * (a)                        1,595            24,021
Caliper Technologies Corp. * (a)                       100               300
ChipPac, Inc., Class A *                               511             1,814
Cirrus Logic, Inc. *                                   385             1,109
Conexant Systems, Inc. *                             1,530             2,463
Credence Systems Corp. *                               541             5,048
Cree, Inc. * (a)                                       375             6,131
Cymer, Inc. * (a)                                      214             6,902
Cypress Semiconductor Corp. *                          781             4,467
Electroglas, Inc. * (a)                                100               154
Emcore Corp. *                                         133               291
Emulex Corp. *                                         515             9,553
ESS Technology, Inc. *                                 184             1,157
Exar Corp. *                                           200             2,480
Fairchild Semiconductor Corp., Class A *             1,060            11,353
Genus, Inc. * (a)                                      150               344
GlobespanVirata, Inc. *                              1,117             4,926
Integrated Circuit Systems, Inc. *                     326             5,950
Integrated Device Technology, Inc. *                   695             5,817
Integrated Silicon Solution, Inc. *                    100               436
Intergrated Electrical Services, Inc. *                200               770
International Rectifier Corp. *                        596            11,002
Intersil Corp., Class A *                              728            10,148
JNI Corp. *                                            100               277
KLA-Tencor Corp. *                                   1,059            37,457
Kopin Corp. *                                          255             1,000
Kulicke & Soffa Industries, Inc. * (a)                 200             1,144
Lam Research Corp. *                                   845             9,126

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
SEMICONDUCTORS - CONTINUED
Lattice Semiconductor Corp. *                          671      $      5,885
Linear Technology Corp.                              1,801            46,322
LSI Logic Corp. *                                    2,296            13,248
LTX Corp. *                                            199             1,200
Mattson Technology, Inc. * (a)                         100               286
Maxim Integrated Products, Inc.                      2,019            66,708
MEMC Electronic Materials, Inc.                      1,141             8,637
Micrel, Inc. *                                         575             5,164
Microchip Technology, Inc.                           1,222            29,878
Micron Technology, Inc. *                            3,471            33,808
Microsemi Corp. *                                      184             1,121
MIPS Technologies, Inc., Class A *                     170               515
MKS Instruments, Inc. *                                163             2,678
Monolithic System Technology, Inc. *                   344             4,156
Multilink Technology Corp. * (a)                        40               108
Mykrolis Corp. *                                       144             1,051
National Semiconductor Corp. *                       1,347            20,218
Novellus Systems, Inc. *                               904            25,384
NVIDIA Corp. * (a)                                   1,259            14,491
Oak Technology, Inc. *                                 200               530
Omnivision Technologies, Inc. *                        364             4,939
ON Semiconductor Corp. *                             1,978             2,710
ParthusCeva, Inc. *                                     33               195
Pericom Semiconductor Corp. *                          417             3,465
Phoenix Technology, Ltd. *                             100               577
Photronics, Inc. *                                     100             1,370
Pioneer Standard Electronics, Inc. (a)                 161             1,478
PLX Technology, Inc. *                                 100               391
Power Integrations, Inc. *                             100             1,700
QLogic Corp. *                                         502            17,324
Quicklogic Corp. *                                     100               106
Rambus, Inc. * (a)                                     400             2,684
Rudolph Technologies, Inc. * (a)                       147             2,817
Semtech Corp. *                                        494             5,394
Silicon Image, Inc. * (a)                              272             1,632
Silicon Laboratories, Inc. * (a)                       210             4,007
Siliconix, Inc. *                                      135             3,159
Sipex Corp. *                                          100               370
Skyworks Solutions, Inc. * (a)                         734             6,327
Teradyne, Inc. *                                     1,474            19,177
Texas Instruments, Inc.                             10,329           155,038
Therma-Wave, Inc. *                                    100               105
Three-Five Systems, Inc. * (a)                         301             1,941
TranSwitch Corp. *                                     510               351
Triquint Semiconductor, Inc. *                         644             2,731
Ultratech Stepper, Inc. *                              100               984
Varian Semiconductor Equipment, Inc. *                 385             9,148
Veeco Instruments, Inc. *                              100             1,156
Vitesse Semiconductor Corp. *                        1,320             2,884
White Electronic Designs Corp. *                       171             1,308
Xicor, Inc. *                                          100               373
Xilinx, Inc. *                                       1,977            40,726
Zoran Corp. *                                           96             1,351
                                                                ------------
                                                                   1,022,257

SHIPBUILDING - 0.01%
Maritrans, Inc.                                        200             2,700
Todd Shipyards Corp. *                                 100             1,305
                                                                ------------
                                                                       4,005

SOFTWARE - 4.04%
@Road, Inc. * (a)                                      924             3,816
Acclaim Entertainment, Inc. * (a)                    1,609             1,062
Activision, Inc. *                                     345             5,034
Actuate Corp. *                                        200               354
Adobe Systems, Inc.                                  1,618            40,128
Advent Software, Inc. * (a)                            131             1,786
Allscripts Heathcare Solution, Inc. * (a)              100               239
America Online Latin America, Inc., Class A * (a)      733               271
ANSYS, Inc. *                                          100             2,020
Applied Digital Solutions, Inc. *                      200                82
Artisoft, Inc. *                                       100                41
Ascential Software Corp. *                           1,538             3,691
Aspen Technology, Inc. * (a)                           100               283
Autodesk, Inc.                                         816            11,669
Avid Technology, Inc. *                                100             2,295
Avocent Corp. *                                        209             4,644
Aware, Inc. *                                          100               218
BARRA, Inc. *                                          136             4,125
BEA Systems, Inc. *                                  2,814            32,277
Bindview Development Corp. *                           200               288
BMC Software, Inc. *                                 1,503            25,716
Borland Software Corp. *                               366             4,502
Brio Technology, Inc. * (a)                            100               155
Bsquare Corp. *                                        100               126
Caminus Corp. *                                        100               234
Captaris, Inc. *                                       100               240
Carreker Corp. *                                       100               453
CCC Information Services Group, Inc. *                 100             1,775
Checkfree Corp. * (a)                                  491             7,856
CIBER, Inc. *                                        1,209             6,226
Citrix Systems, Inc. *                               1,122            13,823
Computer Associates International, Inc.              3,643            49,180
Compuware Corp. *                                    2,025             9,720
Concord Communications, Inc. *                         345             3,102
Covansys Corp. *                                       100               376
Datatec Systems, Inc. *                                100               144
Dendrite International, Inc. *                         100               747
Digital Generation Systems, Inc. *                     410               439
Documentum, Inc. *                                     200             3,132
Electronic Arts, Inc. *                                884            43,997
Embarcadero Tech, Inc. *                               327             1,952
Entegris, Inc. *                                       715             7,364
Epicor Software Corp. *                                200               250
Epresence, Inc. *                                      154               299
Exult, Inc. * (a)                                      481             1,530
Fair Issac & Company, Inc.                             260            11,102
FairMarket, Inc. *                                     100               164
HPL Technologies, Inc. * (a)                           443                 9
Hyperion Solutions Corp. *                             146             3,748
Igate Capital Corp. *                                  239               626
Imation Corp. *                                        317            11,120
Industries International, Inc. *                       191               313
Infogrames, Inc. *                                     357               632
Informatica Corp. *                                    372             2,143
InfoUSA, Inc. *                                        317             1,575
Intertrust Technologies Corp. *                        434             1,836
Intuit, Inc. *                                       1,353            63,483
J.D. Edwards & Company *                               558             6,294
JDA Software Group, Inc. *                             100               966
Kana Software, Inc. * (a)                               51               100
Keane, Inc. *                                          337             3,030
Lightspan, Inc. *                                      272               286
Macrovision Corp. *                                    290             4,652
Magma Design Automation, Inc. *   (a)                  349             3,343
Manhattan Associates, Inc. *                           360             8,518
Manugistics Group, Inc. *                              291               698
Matrixone, Inc. *                                      197               847
McDATA Corp., Class A *                                743             5,275

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
SOFTWARE - CONTINUED
MCSI, Inc. * (a)                                        27      $        128
Mercator Software, Inc. * (a)                          100                97
Mercury Interactive Corp. *                            472            13,995
Metasolv, Inc. *                                       100               137
Micromuse, Inc. *                                      317             1,211
Microsoft Corp. *                                   32,698         1,690,487
MicroStrategy, Inc. * (a)                               10               151
Midway Games, Inc. * (a)                               100               417
MRO Software, Inc. *                                   100             1,215
MSC Software Corp. *                                   100               772
Netegrity, Inc. *                                      150               488
NetIQ Corp. *                                          435             5,372
Netscout Systems, Inc. *                               100               435
NIC, Inc. *                                            292               420
NMS Communications Corp. * (a)                         280               538
Novell, Inc. *                                       3,861            12,896
Numerical Technologies, Inc. *                         210               727
NYFIX, Inc. * (a)                                      100               450
Onyx Software Corp. *                                  173               268
Oracle Corp. *                                      32,710           353,268
Parametric Technology Corp. *                        1,700             4,284
PDF Solutions, Inc. *                                  426             2,952
PeopleSoft, Inc. *                                   2,034            37,222
Peregrine Systems, Inc. *                            1,130                92
Pfsweb, Inc. *                                         181                76
Pixar, Inc. * (a)                                      362            19,182
Pomeroy Computer Resources, Inc. *                     100             1,170
Progress Software Corp. *                              436             5,646
Puma Technology, Inc. * (a)                            184               131
Rational Software Corp. *                            1,172            12,177
Red Hat, Inc. * (a)                                  1,585             9,367
Roxio, Inc. *                                           61               291
Saba Software, Inc. * (a)                              397               421
Sanchez Computer Associates, Inc. *                    100               288
Scansoft, Inc. * (a)                                 1,214             6,313
Secure Computing Corp. * (a)                           100               641
Seebeyond Technology Corp. *                           312               758
Selectica, Inc. *                                      166               448
Serena Software, Inc. *                                168             2,653
Siebel Systems, Inc. *                               2,636            19,717
SkillSoft PLC *                                        374             1,029
Speechworks International, Inc. *                      266               739
SPSS, Inc. *                                            13               182
Storagenetworks, Inc. *                                124               144
Synavant, Inc. *                                        84                78
Synopsys, Inc. *                                       466            21,506
Take-Two Interactive Software, Inc. *                  366             8,597
TR Systems, Inc. *                                     100                55
Transaction Systems Architects, Inc., Class A *        100               650
Tyler Technologies, Inc. *                             200               834
Ulticom, Inc. *                                        326             2,442
Verint Systems, Inc. *                                 356             7,184
VERITAS Software Corp. *                             2,651            41,409
Viewpoint Corp. * (a)                                  184               344
Virage, Inc. *                                         119                83
WebMD Corp. * (a)                                    1,690            14,449
Wire One Technologies, Inc. * (a)                      166               463
Worldport Communications, Inc. *                       212               102
Xanser Corp. *                                         200               316
                                                                ------------
                                                                   2,736,328

STEEL - 0.10%
Alaska Steel Holding Corp. *                           814             6,512
Allegheny Technologies, Inc.                           504             3,140
Bethleham Steel Corp. *                                612                67
Carpenter Technology Corp.                             100             1,245
Gibraltor Steel Corp.                                  100             1,904
Intermet Corp.                                         100               420
NS Group, Inc. *                                       100               652
Nucor Corp.                                            481            19,865
Reliance Steel & Aluminum Company                      382             7,961
Ryerson Tull, Inc.                                     100               610
Steel Dynamics, Inc. *                                 193             2,322
Texas Industries, Inc.                                 100             2,430
United States Steel Corp.                              566             7,426
WHX Corp. * (a)                                         33                81
Worthington Industries, Inc.                           679            10,348
                                                                ------------
                                                                      64,983

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.91%
ADC Telecommunications, Inc. *                       4,286             8,958
ADTRAN, Inc. *                                         364            11,976
Advanced Fibre Communications, Inc. *                  514             8,574
Airnet Commerce Corp. *                                166                86
Alaska Communications Systems, Inc. *                  169               311
Allegiance Telecom, Inc. * (a)                         469               314
American Tower Corp., Class A * (a)                  1,094             3,862
Andrew Corp. *                                         493             5,068
Arris Group, Inc. *                                    637             2,274
Aspect Communications, Inc. *                          192               545
AT&T Latin America Corp. *                             241                51
Avaya, Inc. * (a)                                    2,615             6,407
Brightpoint, Inc. *                                     40               316
Carrier Access Corp. *                                 100                40
CellStar Corp. *                                        40               228
Choice One Communications, Inc. *                      161                26
CIENA Corp. *                                        3,286            16,890
Citizens Communications Company *                    1,825            19,254
Commonwealth Telephone
 Enterprises, Inc., (CTE) *                            100             3,584
Commscope, Inc. *                                      387             3,057
Comverse Technology, Inc. *                          1,438            14,409
Copper Mountain Networks, Inc. * (a)                    21                89
Corning, Inc. * (a)                                  7,591            25,126
Corvis Corp. *                                       1,625             1,154
Cosine Communications, Inc. *                           94               568
Crown Castle International Corp. *                   1,579             5,921
CT Communications, Inc.                                100             1,130
Digital Lightwave, Inc. *                              130               160
Ditech Communications Corp. * (a)                      100               218
Finisar Corp. * (a)                                    971               922
General Communication, Inc. *                          272             1,825
Harmonic, Inc. *                                       248               570
Harris Corp.                                           482            12,677
Ibasis, Inc. *                                         178                59
IDT Corp. *                                            100             1,729
Inet Technologies, Inc. *                              227             1,385
Infonet Services Corp., Class B *                    1,616             3,200
Inrange Technologies Corp. Class B * (a)               351               825
InterDigital Communication Corp.  * (a)                454             6,610
Intrado, Inc. *                                        335             3,283
JDS Uniphase Corp. *                                 8,406            20,763
Latitude Communications, Inc. *                        100               153
Level 3 Communications, Inc. * (a)                   2,792            13,681
Loral Space & Communications, Ltd.  * (a)            2,419             1,040
Lucent Technologies, Inc. *                         20,196            25,447
Mastec, Inc. *                                         150               442
MCK Communications, Inc. * (a)                         100               109

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES         VALUE
                                                    ------         -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES
- CONTINUED
Motorola, Inc.                                      14,182      $    122,674
MRV Communications, Inc. *                             660               706
Net2Phone, Inc. * (a)                                  100               405
Network Equipment Technologies, Inc. *                 194               760
New Focus, Inc. *                                      338             1,298
Newport Corp. *                                        154             1,934
Next Level Communications, Inc., Class A *             361               292
Pac-West Telecomm, Inc. *                              182                91
PanAmSat Corp. *                                       819            11,990
Paradyne Networks Corp. *                              100               128
Plantronics, Inc. * (a)                                293             4,433
Powerwave Technologies, Inc. *                         300             1,620
Price Communications Corp. *                           644             8,906
Proxim Corp., Class A *                              1,125               979
PTEK Holdings, Inc. *                                  200               880
QUALCOMM, Inc. *                                     4,726           171,979
RCN Corp. * (a)                                        401               213
REMEC, Inc. *                                          150               582
Savvis Communications Corp. *                          300               120
SBA Communications Corp. * (a)                         231                95
Scientific-Atlanta, Inc.                               858            10,176
Sonus Networks, Inc. *                               1,192             1,192
Stratex Networks, Inc. *                               295               652
Sunrise Telecom, Inc. *                                411               727
SureWest Communications (a)                            129             4,799
Symmetricom, Inc. *                                    150               633
Tekelec *                                              264             2,759
Tellabs, Inc. *                                      3,074            22,348
Terayon Communication Systems, Inc. * (a)              306               627
Time Warner Telecom, Inc., Class A  * (a)              181               382
TippingPoint Technologies, Inc. *                       14               133
Tollgrade Communications, Inc. * (a)                   226             2,651
Touch America Holdings, Inc. *                         543               212
Triton PCS Holdings, Inc., Class A *                   248               975
Tut Systems, Inc. * (a)                                153               193
UTStarcom, Inc. *                                      200             3,966
Westell Technologies, Inc., Class A * (a)              100               120
                                                                ------------
                                                                     617,946

TELEPHONE - 2.78%
Alltel Corp.                                         1,846            94,146
AT&T Corp.                                           4,639           121,124
Atlantic Tele-Network Inc.                             429             6,649
BellSouth Corp.                                     11,302           292,383
Broadwing, Inc. *                                    1,296             4,562
Centennial Communications Corp., Class A * (a)         403             1,052
CenturyTel, Inc.                                       882            25,913
D&E Communications, Inc.                                95               794
Dobson Communications Corp., Class A *                 177               391
Hickory Tech Corp.                                     100               953
North Pittsburgh Systems, Inc.                         100             1,363
Qwest Communications International, Inc. *          10,607            53,035
SBC Communications, Inc.                            20,090           544,640
Sprint Corp. (FON Group)                             5,511            79,799
TALK America Holdings, Inc. * (a)                       66               370
U.S. Cellular Corp. * (a)                              516            12,910
Verizon Communications, Inc.                        16,500           639,375
Warwick Valley Telephone Company                        25             1,738
Z Telephone Technologies, Inc. * (a)                   100                81
                                                                ------------
                                                                   1,881,278

TIRES & RUBBER - 0.03%
Bandag, Inc.                                           100             3,868
Cooper Tire & Rubber Company                           563             8,636
Goodyear Tire &  Rubber Company (a)                  1,065             7,253
Myers Indiana, Inc.                                    151             1,616
                                                                ------------
                                                                      21,373

TOBACCO - 0.85%
Dimon, Inc.                                            729             4,374
Philip Morris Companies, Inc.                       12,703           514,853
R.J. Reynolds Tobacco Holdings, Inc.                   524            22,066
Universal Corp.                                        100             3,696
UST, Inc.                                              926            30,956
Vector Group, Ltd. (a)                                 115             1,336
                                                                ------------
                                                                     577,281

TOYS, AMUSEMENTS & SPORTING GOODS - 0.20%
Hasbro, Inc.                                           974            11,249
Jakks Pacific, Inc. *                                  100             1,347
Mattel, Inc.                                         2,627            50,307
NIKE, Inc., Class B                                  1,608            71,508
Russ Berrie & Company, Inc.                            100             3,378
                                                                ------------
                                                                     137,789

TRANSPORTATION - 0.21%
Airborne, Inc.                                         563             8,349
Alexander & Baldwin, Inc.                              313             8,072
C. H. Robinson Worldwide, Inc.                         409            12,761
General Maritime Corp. * (a)                           545             4,060
Harley-Davidson, Inc.                                1,852            85,563
Heartland Express, Inc. *                              471            10,791
Offshore Logistics, Inc. *                             100             2,192
Overseas Shipholding Group, Inc.                       279             4,994
Pacer International, Inc. *                            527             7,009
RailAmerica, Inc. * (a)                                100               717
SCS Transportation, Inc. *                              50               496
                                                                ------------
                                                                     145,004

TRAVEL SERVICES - 0.05%
Ambassadors Group, Inc. *                              100             1,294
Expedia, Inc., Class A *                               121             8,099
Hotels.com, Class A * (a)                              100             5,463
Pegasus Systems, Inc. *                                100             1,003
Sabre Holdings, Inc. *                                 836            15,140
                                                                ------------
                                                                      30,999

TRUCKING & FREIGHT - 0.96%
Arkansas Best Corp. *                                  100             2,598
CNF Transportation, Inc.                               399            13,263
EGL, Inc. *                                            200             2,850
Expeditores International of Washington, Inc.          697            22,757
Fedex Corp.                                          1,760            95,427
First Aviation Services, Inc. *                        297             1,322
Forward Air Corp. *                                    100             1,941
Kirby Corp. *                                          100             2,739
Knight Transportation, Inc. *                          225             4,725
Landstar Systems, Inc. *                               150             8,754
Navistar International Corp. *                         370             8,995
OMI Corp. *                                            296             1,217
Pittston Brink's Group                                 381             7,041
Plains All American Pipeline, LP (a)                   361             8,808
Roadway Express, Inc.                                  100             3,681
Ryder Systems, Inc.                                    447            10,031
Swift Transportation, Inc. *                           526            10,529
Terex Corp. *                                          624             6,951
U.S. Freightways Corp.                                 100             2,875
United Parcel Service, Inc., Class B                 6,731           424,592
Werner Enterprises, Inc.                               280             6,028
Yellow Corp. *                                         100             2,519
                                                                ------------
                                                                     649,643

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

TOTAL COMMON STOCK
(Cost: $89,765,507)                                             $ 61,398,773
                                                                ------------

WARRANTS - 0.00%

                                                    SHARES         VALUE
                                                    ------         -----
BANKING - 0.00%
Dime Bancorp, Inc. *, (Expiration date
 11/22/2005; strike price $0)                          300      $         36
                                                                ------------
TOTAL WARRANTS
(Cost: $105)                                                    $         36
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
SHORT TERM INVESTMENTS - 9.35%
Federal Home Loan Bank
 Consolidated Discount Note,
 1.65% due 01/24/2003                            $   500,000    $    499,471
Navigator Securities Lending
  Trust, 1.43%                                     1,634,645       1,634,645
State Street Boston Corp.
  1.20% due 01/02/2003 (b)                         3,700,000       3,699,877
U.S. Treasury Bills,
   1.17% due 01/30/2003 ****                         300,000         299,715
   1.17% due 01/30/2003 ****                         100,000          99,881
   1.20% due 02/27/2003 ****                         100,000          99,810
                                                                ------------
                                                                $  6,333,399

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                 ----------        -----
REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 1.00%, to be
  repurchased at $9,001 on
  01/02/2003, collateralized
  by $10,000 U.S. Treasury
  Bonds 7.625% due 02/15/2025
  (valued at $14,037
  including interest).                           $    9,000     $      9,000
                                                                ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET
INDEX TRUST) (Cost: $96,108,011)                                $ 67,741,208
                                                                ============

500 INDEX TRUST

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCK - 93.90%
ADVERTISING - 0.22%
Omnicom Group, Inc.                                 16,262      $  1,050,525
The Interpublic Group of Companies, Inc.            33,776           475,566
TMP Worldwide, Inc. *                                9,401           106,326
                                                                ------------
                                                                   1,632,417

AEROSPACE - 1.87%
B.F. Goodrich Company                                9,862           180,672
Boeing Company                                      72,654         2,396,855
General Dynamics Corp.                              17,445         1,384,610
Honeywell International, Inc.                       71,018         1,704,432
Lockheed Martin Corp.                               39,464         2,279,046
Northrop Grumman Corp. (a)                          15,742         1,526,974
Raytheon Company                                    35,103         1,079,417
Rockwell Collins, Inc.                              15,604           362,949
Textron, Inc.                                       11,988           515,364
United Technologies Corp.                           40,981         2,538,363
                                                                ------------
                                                                  13,968,682

AGRICULTURE - 0.06%
Monsanto Company                                    23,072           444,136
                                                                ------------

AIR TRAVEL - 0.14%
Delta Air Lines, Inc.                               10,478           126,784
Southwest Airlines Company (a)                      67,157           933,482
                                                                ------------
                                                                   1,060,266

APPAREL & TEXTILES - 0.25%
Cintas Corp.                                        14,892           681,309
Jones Apparel Group, Inc. *                         11,090           393,030
Liz Claiborne, Inc.                                  9,190           272,483
Reebok International, Ltd. *                         5,008           147,235
V.F. Corp.                                           9,423           339,699
                                                                ------------
                                                                   1,833,756

AUTO PARTS - 0.29%
AutoZone, Inc. *                                     8,507           601,020
Dana Corp.                                          12,630           148,529
Delphi Automotive Systems Corp.                     48,351           389,226
Eaton Corp.                                          6,214           485,375
Genuine Parts Company                               15,399           474,289
Visteon Corp.                                       11,090            77,186
                                                                ------------
                                                                   2,175,625

AUTOMOBILES - 0.50%
Ford Motor Company                                 159,003         1,478,728
General Motors Corp.                                48,508         1,788,005
PACCAR, Inc. (a)                                     9,973           460,054
                                                                ------------
                                                                   3,726,787

BANKING - 6.08%
AmSouth BanCorp                                     30,947           594,182
Bank of America Corp.                              129,630         9,018,359
Bank of New York, Inc.                              62,959         1,508,498
Bank One Corp.                                     100,898         3,687,822
BB&T Corp.                                          41,439         1,532,829
Comerica, Inc.                                      15,035           650,113
Fifth Third Bancorp                                 50,021         2,928,730
First Tennessee National Corp.                      10,868           390,596
FleetBoston Financial Corp.                         90,914         2,209,210
Golden West Financial Corp.                         13,195           947,533
Huntington Bancshares, Inc.                         20,328           380,337
KeyCorp                                             36,546           918,766
Marshall & Ilsley Corp.                             18,855           516,250
National City Corp.                                 53,000         1,447,960
North Fork BanCorp, Inc.                            13,919           469,627
Northern Trust Corp.                                19,034           667,142
Southtrust Corp.                                    30,277           752,383
SunTrust Banks, Inc.                                24,495         1,394,255
Union Planters Corp.                                17,263           485,781
US Bancorp                                         165,831         3,518,934
Wachovia Corp.                                     117,829         4,293,689
Wells Fargo & Company                              146,435         6,863,408
Zions BanCorp                                        7,923           311,762
                                                                ------------
                                                                  45,488,166

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES          VALUE
                                                   ------          -----
BIOTECHNOLOGY - 1.09%
Amgen, Inc. *                                      111,379      $  5,384,061
Applera Corp. - Applied Biosystems Group            18,352           321,894
Biogen, Inc. *                                      12,769           511,526
Chiron Corp. * (a)                                  16,251           611,038
Genzyme Corp. *                                     18,802           555,975
MedImmune, Inc. *                                   21,981           597,224
Millipore Corp. *                                    4,243           144,262
                                                                ------------
                                                                   8,125,980

BROADCASTING - 1.16%
Clear Channel Communications, Inc. *                53,043         1,977,973
Univision Communications, Inc., Class A * (a)       19,740           483,630
Viacom, Inc., Class B * (a)                        152,498         6,215,819
                                                                ------------
                                                                   8,677,422

BUILDING MATERIALS & CONSTRUCTION - 0.18%
American Standard Companies, Inc. *                  6,386           454,300
Masco Corp.                                         42,491           894,436
                                                                ------------
                                                                   1,348,736

BUSINESS SERVICES - 1.54%
AMR Corp. * (a)                                     13,140      $     86,724
Automatic Data Processing, Inc.                     51,795         2,032,954
Cendant Corp. *                                     90,490           948,335
Computer Sciences Corp. *                           15,079           519,472
Concord EFS, Inc. *                                 43,786           689,192
Convergys Corp. *                                   15,007           227,356
Deluxe Corp.                                         5,318           223,888
Electronic Data Systems Corp.                       41,025           756,091
First Data Corp.                                    65,032         2,302,783
Fiserv, Inc. *                                      16,459           558,783
Fluor Corp.                                          6,809           190,652
ITT Industries, Inc.                                 8,059           489,101
NCR Corp. *                                          8,491           201,576
Paychex, Inc.                                       32,655           911,074
PerkinElmer, Inc.                                   10,474            86,410
R.R. Donnelley & Sons Company                        9,725           211,713
Robert Half International, Inc. *                   15,284           246,225
SunGuard Data Systems, Inc. *                       24,726           582,545
Unisys Corp. *                                      27,905           276,259
                                                                ------------
                                                                  11,541,133

CABLE AND TELEVISION - 1.31%
AOL Time Warner, Inc. *                            387,080         5,070,748
Comcast Corp., Class A * (a)                       199,905         4,711,761
                                                                ------------
                                                                   9,782,509

CELLULAR COMMUNICATIONS - 0.36%
AT&T Wireless Services, Inc. *                     234,663         1,325,846
Nextel Communications, Inc., Class A *              83,413           963,420
Sprint Corp. (PCS Group), Series 1 * (a)            85,426           374,166
                                                                ------------
                                                                   2,663,432

CHEMICALS - 1.39%
Air Products & Chemicals, Inc.,                     19,799           846,407
Ashland, Inc.                                        6,058           172,835
Dow Chemical Company                                78,859         2,342,112
E.I. Du Pont De Nemours & Company                   86,016         3,647,079
Eastman Chemical Company                             6,703           246,469
Engelhard Corp.                                     11,026           246,431
Great Lakes Chemical Corp.                           4,265           101,848
Hercules, Inc. *                                     9,232            81,242
PPG Industries, Inc.                                14,728           738,609
Praxair, Inc.                                       14,031           810,571
Rohm & Haas Company                                 19,352           628,553
Sigma-Aldrich Corp. (a)                              6,230           303,401
Waters Corp. *                                      11,297           246,049
                                                                ------------
                                                                  10,411,606

COMMERCIAL SERVICES - 0.07%
Moody's Corp.                                       13,244           546,845
                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 5.85%
Apple Computer, Inc. *                              31,641           453,416
Cisco Systems, Inc. *                              625,540         8,194,574
Dell Computer Corp. *                              224,189         5,994,814
EMC Corp. *                                        190,242         1,168,086
Gateway, Inc. *                                     27,543            86,485
Hewlett-Packard Company                            264,182         4,586,200
Intel Corp.                                        573,544         8,930,080
International Business Machines Corp.              146,330        11,340,575
Lexmark International Group, Inc., Class A *        11,029           667,254
Network Appliance, Inc. * (a)                       28,878           288,780
Pitney Bowes, Inc.                                  20,520           670,183
Sun Microsystems, Inc. *                           269,460           838,021
Xerox Corp. * (a)                                   64,010           515,280
                                                                ------------
                                                                  43,733,748

CONSTRUCTION MATERIALS - 0.09%
Sherwin-Williams Company                            13,104           370,188
Vulcan Materials Company (a)                         8,784           329,400
                                                                ------------
                                                                     699,588

CONSTRUCTION & MINING EQUIPMENT - 0.18%
Caterpillar, Inc.                                   29,754         1,360,353
                                                                ------------

CONTAINERS & GLASS - 0.14%
Ball Corp.                                           4,808           246,121
Bemis Company, Inc.                                  4,485           222,591
Pactiv Corp. *                                      13,539           295,962
Sealed Air Corp. *                                   7,113           265,315
                                                                ------------
                                                                   1,029,989

COSMETICS & TOILETRIES - 2.49%
Alberto Culver Company, Class B (a)                  4,968           250,387
Avon Products, Inc.                                 20,491         1,103,850
Colgate-Palmolive Company                           46,564         2,441,351
International Flavors & Fragrances, Inc.             8,058           282,836
Kimberly-Clark Corp.                                44,432         2,109,187
The Gillette Company                                91,326         2,772,657
The Procter & Gamble Company                       112,516         9,669,625
                                                                ------------
                                                                  18,629,893

CRUDE PETROLEUM & NATURAL GAS - 0.35%
Apache Corp.                                        12,573           716,535
Burlington Resources, Inc.                          17,570           749,361
Occidental Petroleum Corp.                          32,741           931,482
Sunoco, Inc.                                         6,463           214,442
                                                                ------------
                                                                   2,611,820

DOMESTIC OIL - 0.55%
Amerada Hess Corp.                                   7,650           421,133
Anadarko Petroleum Corp.                            21,585         1,033,921

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES          VALUE
                                                   ------          -----
DOMESTIC OIL - CONTINUED
Devon Energy Corp.                                  13,683      $    628,050
EOG Resources, Inc.                                 10,000           399,200
Kerr-McGee Corp.                                     8,650           383,195
Marathon Oil Corp.                                  27,234           579,812
Unocal Corp.                                        22,180           678,264
                                                                ------------
                                                                   4,123,575

DRUGS & HEALTH CARE - 0.49%
Cardinal Health, Inc.                               38,278         2,265,675
Humana, Inc. *                                      14,346           143,460
Quintiles Transnational Corp. *                     10,155           122,876
Stryker Corp.                                       17,103         1,147,953
                                                                ------------
                                                                   3,679,964

EDUCATIONAL SERVICES - 0.09%
Apollo Group, Inc., Class A *                       15,209           669,196
                                                                ------------

ELECTRICAL EQUIPMENT - 3.31%
American Power Conversion Corp. *                   16,614           251,702
Cooper Industries, Ltd., Class A                     7,956           289,996
Emerson Electric Company                            36,420         1,851,957
General Electric Company                           861,772        20,984,148
Johnson Controls, Inc.                               7,782           623,883
Molex, Inc.                                         16,660           383,847
Power-One, Inc. * (a)                                6,705            38,017
Symbol Technologies, Inc.                           19,418           159,616
Tektronix, Inc. *                                    7,800           141,882
                                                                ------------
                                                                  24,725,048

ELECTRIC UTILITIES - 1.97%
Allegheny Energy, Inc. *                            10,937            82,684
Ameren Corp.                                        13,229           549,930
American Electric Power, Inc.                       29,616           809,405
CenterPoint Energy, Inc. (a)                        26,227           222,929
Cinergy Corp.                                       14,705           495,853
CMS Energy Corp. (a)                                11,981           113,101
Consolidated Edison, Inc.                           18,545           794,097
Constellation Energy Group, Inc.                    14,160           393,931
Dominion Resources, Inc. (a)                        26,542         1,457,156
DTE Energy Company                                  14,584           676,698
Duke Energy Corp.                                   77,015         1,504,873
Edison International *                              28,945           342,998
Exelon Corp.                                        27,881         1,471,280
FirstEnergy Corp.                                   25,932           854,978
FPL Group, Inc.                                     15,732           945,965
PG&E Corp. *                                        34,966           486,027
Pinnacle West Capital Corp.                          7,751           264,232
PPL Corp.                                           14,163           491,173
Public Service Enterprise Group, Inc.               19,161           615,068
TECO Energy, Inc. (a)                               15,125           233,984
The AES Corp. *                                     49,369           149,094
The Southern Company                                61,742         1,752,855
                                                                ------------
                                                                  14,708,311

ELECTRONICS - 0.27%
Agilent Technologies, Inc. *                        40,653           730,128
Jabil Circuit, Inc. *                               17,538           314,281
Mirant Corp. * (a)                                  34,152            64,547
Rockwell International Corp.                        15,996           331,277
Sanmina-SCI Corp. *                                 47,772           214,496
Solectron Corp. * (a)                               69,788           247,748
Thomas & Betts Corp. *                               4,937            83,435
                                                                ------------
                                                                   1,985,912

ENERGY - 0.43%
Calpine Corp. * (a)                                 31,762           103,544
Entergy Corp.                                       19,165           873,732
Progress Energy, Inc.                               20,445           886,291
Sempra Energy                                       17,601           416,264
TXU Corp.                                           27,866           520,537
Xcel Energy, Inc. (a)                               34,886           383,746
                                                                ------------
                                                                   3,184,114

FINANCIAL SERVICES - 8.39%
Ambac Financial Group, Inc.                          9,086           510,997
American Express Company,                          113,873         4,025,411
Bear Stearns Companies, Inc.                         8,282           491,951
Capital One Financial Corp. (a)                     19,382           576,033
Charles Schwab Corp.                               116,190         1,260,662
Charter One Financial, Inc.                         19,505           560,379
Citigroup, Inc.                                    444,783        15,651,914
Countrywide Financial Corp.                         10,901           563,037
Equifax, Inc.                                       12,308           284,807
Federal Home Loan Mortgage Corp.                    60,249         3,557,703
Federal National Mortgage Association               86,174         5,543,573
Franklin Resources, Inc.                            22,389           763,017
H & R Block, Inc.                                   15,715           631,743
Household International, Inc.                       40,987         1,139,848
J.P. Morgan Chase & Company                        172,934         4,150,416
John Hancock Financial Services, Inc.               25,169           702,215
Lehman Brothers Holdings, Inc.                      20,529         1,093,990
MBIA, Inc.                                          12,603           552,768
MBNA Corp.                                         110,586         2,103,346
Mellon Financial Corp.                              37,177           970,691
Merrill Lynch & Company, Inc.                       74,826         2,839,647
Morgan Stanley Dean Witter & Company                93,960         3,750,883
PNC Financial Services Group                        24,666         1,033,505
Providian Financial Corp. *                         25,379           164,710
Regions Financial Corp.                             19,060           635,842
SLM Corp.                                           13,275         1,378,741
State Street Corp. (b)                              28,169         1,098,591
Stilwell Financial, Inc.                            19,884           259,884
Synovus Financial Corp. (a)                         26,054           505,448
T. Rowe Price Group, Inc. (c)                       10,729           292,687
The Goldman Sachs Group, Inc.                       41,322         2,814,028
Washington Mutual, Inc.                             82,029         2,832,461
                                                                ------------
                                                                  62,740,928

FOOD & BEVERAGES - 4.19%
Anheuser-Busch Companies, Inc.                      74,115         3,587,166
Archer-Daniels-Midland Company                      55,568           689,043
Campbell Soup Company (a)                           35,743           838,888
Coca-Cola Enterprises, Inc.                         38,890           844,691
ConAgra Foods, Inc.                                 46,534         1,163,815
Del Monte Foods Company *                           13,579           104,558
General Mills, Inc.                                 31,830         1,494,419
H.J. Heinz Company                                  30,407           999,478
Hershey Foods Corp.                                 11,873           800,715
Kellogg Company                                     35,440         1,214,529
Pepsi Bottling Group, Inc.                          24,138           620,347
PepsiCo, Inc.                                      149,561         6,314,465
Sara Lee Corp.                                      67,797         1,526,111
Starbucks Corp. *                                   33,723           687,275
The Coca-Cola Company                              214,722         9,409,118

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES          VALUE
                                                   ------          -----
FOOD & BEVERAGES - CONTINUED
William Wrigley Jr. Company                         19,539      $  1,072,300
                                                                ------------
                                                                  31,366,918

FOREST PRODUCTS - 0.13%
Louisiana Pacific Corp. *                            8,891            71,662
Weyerhaeuser Company                                19,044           937,155
                                                                ------------
                                                                   1,008,817

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                               16,696           374,658
                                                                ------------

GAS & PIPELINE UTILITIES - 0.28%
Dynegy, Inc., Class A *                             30,692            36,216
El Paso Corp.                                       51,735           360,076
KeySpan Corp.                                       12,430           438,033
Kinder Morgan, Inc.                                 10,547           445,822
Nicor, Inc.                                          3,778           128,565
NiSource, Inc.                                      21,485           429,700
Peoples Energy Corp. (a)                             3,129           120,936
Williams Companies, Inc.                            43,806           118,276
                                                                ------------
                                                                   2,077,624

HEALTHCARE PRODUCTS - 4.09%
Abbott Laboratories,                               135,267         5,410,680
Bausch & Lomb, Inc. (a)                              4,559           164,124
Baxter International, Inc.                          51,473         1,441,244
Becton Dickinson & Company                          22,193           681,103
Biomet, Inc.                                        22,379           641,382
Boston Scientific Corp. *                           35,261         1,499,298
Guidant Corp. *                                     26,629           821,505
Johnson & Johnson                                  257,201        13,814,266
Medtronic, Inc.                                    105,572         4,814,083
St. Jude Medical, Inc. *                            15,448           613,595
Zimmer Holdings, Inc. *                             16,972           704,677
                                                                ------------
                                                                  30,605,957

HEALTHCARE SERVICES - 0.91%
HCA-The Healthcare Company (a)                      44,388         1,842,102
HEALTHSOUTH Corp. *                                 33,382           140,204
IMS Health, Inc.                                    24,636           394,176
Manor Care, Inc. *                                   8,675           161,442
McKesson Corp.                                      25,148           679,750
Quest Diagnostics, Inc. *                            8,532           485,471
UnitedHealth Group, Inc.                            26,334         2,198,889
Wellpoint Health Networks, Inc., Class A *          12,793           910,350
                                                                ------------
                                                                   6,812,384

HOLDINGS COMPANIES/CONGLOMERATES - 0.10%
Loews Corp.                                         16,161           718,518
                                                                ------------

HOMEBUILDERS - 0.06%
Centex Corp.                                         5,306           266,361
KB HOME                                              4,062           174,057
                                                                ------------
                                                                     440,418

HOTELS & RESTAURANTS - 0.65%
Darden Restaurants, Inc. (a)                        14,692           300,451
Harrah's Entertainment, Inc. *                       9,851           390,100
Hilton Hotels Corp.                                 33,133           421,120
Marriott International, Inc., Class A               20,433           671,633
McDonalds Corp.                                    109,859         1,766,533
Starwood Hotels & Resorts Worldwide, Inc.           17,075           405,360
Wendy's International, Inc.                         10,252           277,522
Yum! Brands, Inc. *                                 25,460           616,641
                                                                ------------
                                                                   4,849,360

HOUSEHOLD APPLIANCES - 0.14%
Black & Decker Corp. (a)                             6,935           297,442
Maytag Corp.                                         6,740           192,090
The Stanley Works                                    7,666           265,090
Whirlpool Corp.                                      6,030           314,887
                                                                ------------
                                                                   1,069,509

HOUSEHOLD PRODUCTS - 0.29%
Fortune Brands, Inc.                                12,903           600,118
Newell Rubbermaid, Inc.                             23,320           707,296
The Clorox Company                                  18,995           783,544
Tupperware Corp. (a)                                 4,943            74,540
                                                                ------------
                                                                   2,165,498

INDUSTRIAL MACHINERY - 0.49%
Crane Company                                        5,066           100,965
Cummins, Inc. (a)                                    3,505            98,596
Deere & Company                                     20,695           948,866
Dover Corp.                                         17,440           508,551
Ingersoll-Rand Company, Inc., Class A               14,805           637,503
Pall Corp.                                          10,380           173,138
Parker-Hannifin Corp. (a)                           10,139           467,712
Thermo Electron Corp. *                             13,924           280,151
W.W. Grainger, Inc.                                  8,094           417,246
                                                                ------------
                                                                   3,632,728

INSURANCE - 4.60%
ACE, Ltd.                                           22,902           671,945
Aetna, Inc.                                         13,030           535,794
AFLAC, Inc.                                         44,784         1,348,894
American International Group, Inc.                 225,871        13,066,637
Anthem, Inc. *                                      12,349           776,752
Aon Corp.                                           26,803           506,309
Chubb Corp.                                         14,910           778,302
CIGNA Corp.                                         12,074           496,483
Cincinnati Financial Corp.                          13,901           521,983
Hartford Financial Services Group, Inc.             22,069         1,002,595
Jefferson-Pilot Corp.                               12,381           471,840
Lincoln National Corp.                              15,318           483,743
Marsh & McLennan Companies, Inc.                    46,477         2,147,702
MetLife, Inc.                                       60,826         1,644,735
MGIC Investment Corp. (a)                            8,651           357,286
Principal Financial Group, Inc.                     29,067           875,789
Progressive Corp.                                   18,797           932,895
Prudential Financial, Inc.                          49,010         1,555,577
SAFECO Corp.                                        12,005           416,213
St. Paul Companies, Inc.                            19,583           666,801
The Allstate Corp.                                  60,759         2,247,475
Torchmark, Inc.                                     10,068           367,784
Travelers Property Casualty Corp., Class B *        86,802         1,271,649
UNUMProvident Corp.                                 20,876           366,165
XL Capital, Ltd., Class A                           11,801           911,627
                                                                ------------
                                                                  34,422,975

INTERNET CONTENT - 0.11%
Yahoo!, Inc. * (a)                                  51,526           842,450
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES          VALUE
                                                   ------          -----
INTERNET RETAIL - 0.24%
eBay, Inc. *                                        26,705      $  1,811,133
                                                                ------------

LEISURE TIME - 0.65%
Brunswick Corp.                                      7,753           153,974
Carnival Corp., Class A (a)                         50,764         1,266,562
International Game Technology *                      7,469           567,046
The Walt Disney Company                            176,873         2,884,799
                                                                ------------
                                                                   4,872,381

LIQUOR - 0.08%
Adolph Coors Company, Class B                        3,127           191,529
Brown Forman Corp., Class B                          5,870           383,663
                                                                ------------
                                                                     575,192

MANUFACTURING - 1.32%
3M Company                                          33,770         4,163,841
Danaher Corp.                                       13,184           866,189
Illinois Tool Works, Inc.                           26,484         1,717,752
Snap-on, Inc.                                        4,920           138,301
Tyco International, Ltd.                           172,735         2,950,314
                                                                ------------
                                                                   9,836,397

MEDICAL-HOSPITALS - 0.18%
C.R. Bard, Inc.                                      4,469           259,202
Health Management Associates, Inc., Class A         20,796           372,248
Tenet Healthcare Corp. *                            42,677           699,903
                                                                ------------
                                                                   1,331,353

METAL & METAL PRODUCTS - 0.22%
Alcoa, Inc.                                         73,143         1,666,198
                                                                ------------

MINING - 0.19%
Freeport-McMoRan Copper & Gold, Inc.,
  Class B * (a)                                     12,235           205,304
Newmont Mining Corp.                                34,876         1,012,450
Phelps Dodge Corp. *                                 7,534           238,451
                                                                ------------
                                                                   1,456,205

NEWSPAPERS - 0.10%
Dow Jones & Company, Inc.                            7,196           311,083
Knight-Ridder, Inc.                                  7,143           451,795
                                                                ------------
                                                                     762,878

OFFICE FURNISHINGS & SUPPLIES - 0.23%
Avery Dennison Corp.                                 9,444           576,839
Office Depot, Inc. *                                26,622           392,941
Staples, Inc. *                                     40,842           747,409
                                                                ------------
                                                                   1,717,189

PAPER - 0.39%
Boise Cascade Corp.                                  4,937           124,511
Georgia-Pacific Corp.                               21,626           349,476
International Paper Company                         41,709         1,458,564
MeadWestvaco Corp.                                  17,208           425,210
Plum Creek Timber Company, Inc.                     15,957           376,585
Temple-Inland, Inc. (a)                              4,613           206,708
                                                                ------------
                                                                   2,941,054

PETROLEUM SERVICES - 4.71%
Baker Hughes, Inc.                                  28,900           930,291
BJ Services Company *                               13,442           434,311
ChevronTexaco Corp.                                 92,488         6,148,602
ConocoPhillips                                      58,470         2,829,363
Exxon Mobil Corp.                                  582,614        20,356,533
Halliburton Company (a)                             38,242           715,508
McDermott International, Inc. *                      5,245            22,973
Nabors Industries, Ltd. *                           12,637           445,707
Noble Corp. *                                       11,812           415,192
Rowan Companies, Inc.                                7,954           180,556
Schlumberger, Ltd.                                  50,040         2,106,184
Transocean, Inc.                                    27,962           648,718
                                                                ------------
                                                                  35,233,938

PHARMACEUTICALS - 7.02%
Allergan, Inc.                                      11,107           639,985
AmerisourceBergen Corp.                              9,281           504,051
Bristol-Myers Squibb Company                       167,738         3,883,135
Eli Lilly & Company                                 97,270         6,176,645
Forest Laboratories, Inc. *                         15,649         1,537,045
King Pharmaceuticals, Inc. *                        21,204           364,497
Merck & Company, Inc.                              194,442        11,007,362
Pfizer, Inc.                                       533,580        16,311,540
Pharmacia Corp.                                    111,927         4,678,549
Schering-Plough Corp.                              126,961         2,818,534
Watson Pharmaceuticals, Inc. *                       9,052           255,900
Wyeth                                              114,781         4,292,809
                                                                ------------
                                                                  52,470,052

PHOTOGRAPHY - 0.12%
Eastman Kodak Company                               25,348           888,194
                                                                ------------

PUBLISHING - 0.63%
American Greetings Corp., Class A * (a)              5,414            85,541
Gannett Company, Inc.                               23,121         1,660,088
McGraw-Hill Companies, Inc.                         16,872         1,019,744
Meredith Corp.                                       4,263           175,252
The New York Times Company, Class A                 13,027           595,725
Tribune Company                                     26,347         1,197,734
                                                                ------------
                                                                   4,734,084

RAILROADS & EQUIPMENT - 0.45%
Burlington Northern Santa Fe Corp.                  32,832           853,960
CSX Corp.                                           18,611           526,877
Norfolk Southern Corp.                              33,939           678,441
Union Pacific Corp.                                 21,880         1,309,956
                                                                ------------
                                                                   3,369,234

REAL ESTATE - 0.30%
Equity Office Properties Trust, REIT                35,757           893,210
Equity Residential Properties Trust, REIT           23,568           579,301
Pulte Homes, Inc.                                    5,284           252,945
Simon Property Group, Inc., REIT                    16,310           555,682
                                                                ------------
                                                                   2,281,138

RETAIL GROCERY - 0.63%
Albertsons, Inc. (a)                                32,775           729,571
Safeway, Inc. *                                     38,142           890,997
SUPERVALU, Inc.                                     11,325           186,976
Sysco Corp.                                         56,877         1,694,366
The Kroger Company *                                66,860         1,032,987

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES          VALUE
                                                   ------          -----
RETAIL GROCERY - CONTINUED
Winn-Dixie Stores, Inc. (a)                         11,945      $    182,520
                                                                ------------
                                                                   4,717,417

RETAIL TRADE - 5.87%
Bed Bath & Beyond, Inc. *                           25,497           880,411
Best Buy Company, Inc. *                            27,610           666,782
Big Lots, Inc. *                                    10,094           133,544
Circuit City Stores-Circuit City Group              18,222           135,207
Costco Wholesale Corp. *                            39,406         1,105,732
CVS Corp.                                           34,106           851,627
Dillard's, Inc., Class A                             7,119           112,907
Dollar General Corp. (a)                            28,566           341,364
Family Dollar Stores, Inc.                          14,898           464,967
Federated Department Stores, Inc. *                 17,290           497,260
Home Depot, Inc.                                   201,694         4,832,588
J. C. Penney, Inc.                                  23,374           537,836
Kohl's Corp. *                                      29,159         1,631,446
Lowe's Companies, Inc.                              67,552         2,533,200
May Department Stores Company                       25,190           578,866
Nordstrom, Inc.                                     11,425           216,732
RadioShack Corp. (a)                                14,784           277,052
Sears, Roebuck & Company                            27,575           660,421
Target Corp.                                        78,604         2,358,120
The Gap, Inc.                                       76,513         1,187,482
The Limited, Inc.                                   45,629           635,612
The TJX Companies, Inc.                             45,449           887,165
Tiffany & Company                                   12,411           296,747
Toys R Us, Inc. * (a)                               17,912           179,120
Wal-Mart Stores, Inc.                              382,230        19,306,437
Walgreen Company                                    88,724         2,589,854
                                                                ------------
                                                                  43,898,479

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                     16,746           167,460
Ecolab, Inc.                                        11,323           560,489
Waste Management, Inc.                              52,923         1,212,995
                                                                ------------
                                                                   1,940,944

SEMICONDUCTORS - 1.44%
Advanced Micro Devices, Inc. *                      29,662           191,616
Altera Corp. *                                      32,726           403,512
Analog Devices, Inc. *                              31,845           760,140
Applied Materials, Inc. *                          142,476         1,856,462
Applied Micro Circuits Corp. *                      25,382            93,660
Broadcom Corp., Class A * (a)                       24,111           363,112
KLA-Tencor Corp. * (a)                              16,221           573,737
Linear Technology Corp.                             27,153           698,375
LSI Logic Corp. *                                   32,084           185,125
Maxim Integrated Products, Inc.                     27,696           915,076
Micron Technology, Inc. *                           53,030           516,512
National Semiconductor Corp. * (a)                  16,073           241,256
Novellus Systems, Inc. *                            12,966           364,085
NVIDIA Corp. * (a)                                  13,063           150,355
PMC-Sierra, Inc. * (a)                              14,042            78,073
QLogic Corp. *                                       8,270           285,398
Teradyne, Inc. *                                    15,882           206,625
Texas Instruments, Inc.                            149,752         2,247,777
Xilinx, Inc. *                                      29,463           606,938
                                                                ------------
                                                                  10,737,834

SOFTWARE - 4.59%
Adobe Systems, Inc.                                 20,366           505,097
Autodesk, Inc.                                       9,851           140,869
BMC Software, Inc. *                                20,740           354,861
Citrix Systems, Inc. * (a)                          14,730           181,474
Computer Associates International, Inc.             49,574           669,249
Compuware Corp. *                                   31,640           151,872
Electronic Arts, Inc. * (a)                         12,195           606,945
Intuit, Inc. *                                      17,728           831,798
Mercury Interactive Corp. *                          7,300           216,445
Microsoft Corp. *                                  462,953        23,934,670
Novell, Inc. *                                      30,805           102,889
Oracle Corp. *                                     463,711         5,008,079
Parametric Technology Corp. *                       22,364            56,357
PeopleSoft, Inc. *                                  27,498           503,214
Rational Software Corp. *                           16,339           169,762
Siebel Systems, Inc. *                              42,208           315,716
VERITAS Software Corp. * (a)                        35,997           562,273
                                                                ------------
                                                                  34,311,570

STEEL - 0.07%
Allegheny Technologies, Inc.                         6,777            42,221
Nucor Corp.                                          6,747           278,651
United States Steel Corp.                            8,552           112,202
Worthington Industries, Inc.                         7,260           110,642
                                                                ------------
                                                                     543,716

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.87%
ADC Telecommunications, Inc. *                      67,178           140,402
Andrew Corp. * (a)                                   8,260            84,913
Avaya, Inc. * (a)                                   30,504            74,735
CIENA Corp. * (a)                                   36,454           187,374
Citizens Communications Company *                   25,288           266,788
Comverse Technology, Inc. *                         15,776           158,075
Corning, Inc. * (a)                                 98,698           326,690
JDS Uniphase Corp. *                               122,261           301,985
Lucent Technologies, Inc. * (a)                    294,079           370,540
Motorola, Inc.                                     199,148         1,722,630
QUALCOMM, Inc. *                                    67,939         2,472,300
Scientific-Atlanta, Inc. (a)                        13,282           157,524
Tellabs, Inc. * (a)                                 36,769           267,311
                                                                ------------
                                                                   6,531,267

TELEPHONE - 3.54%
Alltel Corp.                                        26,917         1,372,767
AT&T Corp.                                          66,748         1,742,790
BellSouth Corp.                                    161,052         4,166,415
CenturyTel, Inc. (a)                                12,235           359,465
Qwest Communications International, Inc. * (a)     147,064           735,320
SBC Communications, Inc.                           287,501         7,794,152
Sprint Corp. (FON Group)                            77,648         1,124,343
Verizon Communications, Inc.                       236,908         9,180,185
                                                                ------------
                                                                  26,475,437

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                         6,366            97,655
Goodyear Tire &  Rubber Company (a)                 15,114           102,926
                                                                ------------
                                                                     200,581

TOBACCO - 1.08%
Philip Morris Companies, Inc.                      179,084         7,258,275
R.J. Reynolds Tobacco Holdings, Inc.                 7,528           317,004
UST, Inc.                                           14,838           496,034
                                                                ------------
                                                                   8,071,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES          VALUE
                                                    ------          -----
TOYS, AMUSEMENTS & SPORTING GOODS - 0.2 6%
Hasbro, Inc.                                        14,688      $    169,646
Mattel, Inc.                                        38,151           730,592
NIKE, Inc., Class B                                 22,980         1,021,921
                                                                ------------
                                                                   1,922,159
TRANSPORTATION - 0.16%
Harley-Davidson, Inc.                               26,197         1,210,301
                                                                ------------

TRAVEL SERVICES - 0.03%
Sabre Holdings, Inc. *                              12,520           226,737
                                                                ------------

TRUCKING & FREIGHT - 1.04%
Fedex Corp.                                         25,785         1,398,063
Navistar International Corp. *                       5,325           129,451
Ryder Systems, Inc.                                  5,425           121,737
United Parcel Service, Inc., Class B                96,646         6,096,429
                                                                ------------
                                                                   7,745,680
TOTAL COMMON STOCK
(Cost: $992,453,262)                                            $702,177,806
                                                                ------------

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                 ---------         -----
SHORT TERM INVESTMENTS - 6.09%
Federal Home Loan Bank
 Consolidated Discount Note,
  1.27% due 03/07/2003                          $  5,000,000    $  4,988,535
Navigator Securities Lending
 Trust, 1.43%                                     24,435,693      24,435,693
State Street Boston Corp.
 1.20% due 01/02/2003 (b)                         14,000,000      13,999,533
U.S. Treasury Bills
 1.17% due 01/30/2003 ****                         2,100,000       2,098,021
                                                                ------------
                                                                $ 45,521,782
REPURCHASE AGREEMENTS - 0.01%

Repurchase Agreement with
  State Street Corp., dated
  12/31/2002 at 1.00%, to be
  repurchased at $55,003 on
  01/02/2003, collateralized
  by $40,000 U.S. Treasury
  Bonds, 7.625% due
  02/15/2025 (valued at
  $56,148 including interest).                  $     55,000    $     55,000
                                                                ------------
TOTAL INVESTMENTS (500 INDEX TRUST)
(Cost: $1,038,030,044)                                          $747,754,588
                                                                ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                  SHARES           VALUE
                                                  ------           -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I                   562,196      $  5,576,985
Aggressive Growth Trust Series II                   81,981      $    813,247
Cap Growth Trust Series I                          500,178         5,576,985
Cap Growth Trust Series II                          73,002           813,247
Blue Chip Growth Trust Series I                  1,395,409        16,730,954
Blue Chip Growth Trust Series II                   203,651         2,439,740
Capital Appreciation Trust Series I              2,095,485        13,012,964
Capital Appreciation Trust Series II               306,061         1,897,576
Emerging Small Company Trust Series I              403,034         7,435,979
Emerging Small Company Trust Series II              58,803         1,084,329
Equity-Income Trust Series I                       589,222         7,435,979
Equity-Income Trust Series II                       85,990         1,084,329
Fundamental Value Trust Series I                 1,325,149        13,012,964
Fundamental Value Trust Series II                  193,236         1,897,576
International Equity Select Trust Series I         875,233         9,294,974
International Equity Select Trust Series II        127,628         1,355,411
International Stock Trust Series I               2,236,758        16,730,954
International Stock Trust Series II                326,169         2,439,740
International Value Trust Series I               1,945,460        16,730,954
International Value Trust Series II                283,691         2,439,740
Mid Cap Stock Trust Series I                     1,337,406        11,153,969
Mid Cap Stock Trust Series II                      195,023         1,626,494
Mid Cap Value Trust Series I                       950,083        11,153,969
Mid Cap Value Trust Series II                      138,543         1,626,494
Overseas Trust Series I                          2,500,890        16,730,953
Overseas Trust Series II                           364,685         2,439,740
Small Company Value Trust Series I               1,008,757        13,012,964
Small Company Value Trust Series II                147,213         1,897,576
Small Mid Cap Trust Series I                       754,922         7,435,979
Small Mid Cap Trust Series II                      110,084         1,084,329
Stategic Growth Trust Series I                     937,702         7,435,979
Stategic Growth Trust Series II                    136,738         1,084,329
U.S. Large Cap Value Trust Series I                790,221         7,435,979
U.S. Large Cap Value Trust Series II               115,232         1,084,329
                                                                ------------

TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
1000 TRUST) (Cost: $231,560,089)                                $213,007,710
                                                                ============

LIFESTYLE GROWTH 820 TRUST

                                                  SHARES           VALUE
                                                  ------           -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I                 1,543,343      $ 15,309,965
Aggressive Growth Trust Series II                  243,871         2,419,196
All Cap Growth Trust Series I                    2,746,182        30,619,931
All Cap Growth Trust Series II                     434,326         4,838,391
Blue Chip Growth Trust Series I                  4,469,131        53,584,879
Blue Chip Growth Trust Series II                   706,777         8,467,185
Capital Appreciation Trust Series I              7,396,119        45,929,896
Capital Appreciation Trust Series II             1,170,579         7,257,587
Emerging Small Company Trust Series I              829,808        15,309,965
Emerging Small Company Trust Series II             131,193         2,419,196
Equity-Income Trust Series I                     2,426,302        30,619,931
Equity-Income Trust Series II                      383,695         4,838,391
Fundamental Value Trust Series I                 4,677,179        45,929,896
Fundamental Value Trust Series II                  739,062         7,257,587
High Grade Bond Trust Series I                   1,667,752        22,964,948
High Grade Bond Trust Series II                    263,529         3,628,793
High Yield Trust Series I                        5,416,261        46,038,221
High Yield Trust Series II                         856,858         7,274,724
International Equity Select Trust Series I       2,162,424        22,964,948
International Equity Select Trust Series II        341,694         3,628,793
International Stock Trust Series I               6,140,360        45,929,896
International Stock Trust Series II                970,266         7,257,587
International Value Trust Series I               5,340,686        45,929,896
International Value Trust Series II                843,905         7,257,587
Mid Cap Stock Trust Series I                     4,589,318        38,274,913

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES           VALUE
                                                  ------           -----
INVESTMENT COMPANIES -  CONTINUED
MANUFACTURERS INVESTMENT TRUST
Mid Cap Stock Trust Series II                      725,179      $  6,047,989
Mid Cap Value Trust Series I                     2,608,171        30,619,931
Mid Cap Value Trust Series II                      412,129         4,838,391
Overseas Trust Series I                          6,865,455        45,929,896
Overseas Trust Series II                         1,084,841         7,257,587
Quantitative Equity Trust Series I               1,853,507        22,964,948
Quantitative Equity Trust Series II                293,117         3,628,793
Small Company Value Trust Series I               1,780,229        22,964,948
Small Company Value Trust Series II                281,520         3,628,793
Small Mid Cap Trust Series I                     3,108,622        30,619,931
Small Mid Cap Trust Series II                      491,207         4,838,391
Stategic Growth Trust Series I                   2,895,958        22,964,948
Stategic Growth Trust Series II                    457,603         3,628,793
Strategic Bond Trust Series I                    4,217,621        45,929,896
Strategic Bond Trust Series II                     667,058         7,257,587
Total Return Trust Series I                      2,652,454        38,274,913
Total Return Trust Series II                       419,417         6,047,989
U.S. Large Cap Value Trust Series I              4,880,967        45,929,896
U.S. Large Cap Value Trust Series II               771,263         7,257,587
                                                                ------------

TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
TRUST) (Cost: $932,137,352)                                     $886,583,509
                                                                ============

LIFESTYLE BALANCED 640 TRUST

                                                  SHARES          VALUE
                                                  ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Cap Growth Trust Series I                        2,313,188    $   25,792,051
All Cap Growth Trust Series II                     442,399         4,928,322
Blue Chip Growth Trust Series I                  4,302,260        51,584,102
Blue Chip Growth Trust Series II                   822,758         9,856,645
Equity-Income Trust Series I                     4,087,488        51,584,102
Equity-Income Trust Series II                      781,653         9,856,645
Fundamental Value Trust Series I                 3,501,976        34,389,401
Fundamental Value Trust Series II                  669,154         6,571,097
Growth & Income Trust Series I                   1,482,302        25,792,051
Growth & Income Trust Series II                    283,400         4,928,322
High Grade Bond Trust Series I                   1,873,061        25,792,051
High Grade Bond Trust Series II                    357,903         4,928,322
High Yield Trust Series I                        8,110,708        68,941,016
High Yield Trust Series II                       1,551,617        13,173,226
International Equity Select Trust Series I       1,619,087        17,194,701
International Equity Select Trust Series II        309,374         3,285,548
International Stock Trust Series I               4,597,514        34,389,401
International Stock Trust Series II                878,489         6,571,097
International Value Trust Series I               3,998,768        34,389,401
International Value Trust Series II                764,081         6,571,097
Mid Cap Stock Trust Series I                     3,092,572        25,792,051
Mid Cap Stock Trust Series II                      590,926         4,928,322
Mid Cap Value Trust Series I                     2,196,938        25,792,051
Mid Cap Value Trust Series II                      419,789         4,928,322
Overseas Trust Series I                          5,140,419        34,389,401
Overseas Trust Series II                           982,227         6,571,097
Real Estate Securities Trust Series II             745,264        11,499,419
Real Estate Securities Trust Series I            3,897,762        60,181,452
Small Mid Cap Trust Series I                     2,618,482        25,792,051
Small Mid Cap Trust Series II                      500,337         4,928,322
Stategic Growth Trust Series I                   3,252,465        25,792,051
Stategic Growth Trust Series II                    621,478         4,928,322
Strategic Bond Trust Series I                    6,315,776        68,778,802
Strategic Bond Trust Series II                   1,207,922        13,142,193
Total Return Trust Series I                     10,128,548       146,154,954
Total Return Trust Series II                     1,936,696        27,927,160
U.S. Government Securities Trust Series I        2,418,383        34,389,401
U.S. Government Securities Trust Series II         462,428         6,571,097
U.S. Large Cap Value Trust Series I              4,568,199        42,986,751
U.S. Large Cap Value Trust Series II               872,887         8,213,871
                                                                ------------

TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST) (Cost: $1,034,593,395)                             $1,024,205,688
                                                              ==============

LIFESTYLE MODERATE 460 TRUST

                                                  SHARES           VALUE
                                                  ------           -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
All Cap Growth Trust Series I                      875,944      $  9,766,776
All Cap Growth Trust Series II                     199,930         2,227,224
Trust Blue Chip Growth Trust Series I            1,629,154        19,533,552
Blue Chip Growth Trust Series II                   371,824         4,454,447
Equity-Income Trust Series I                     1,031,883        13,022,368
Equity-Income Trust Series II                      235,498         2,969,631
Fundamental Value Trust Series I                   663,053         6,511,184
Fundamental Value Trust Series II                  151,203         1,484,816
High Grade Bond Trust Series I                   1,182,132        16,277,960
High Grade Bond Trust Series II                    269,574         3,712,039
High Yield Trust Series I                        3,071,313        26,106,162
High Yield Trust Series II                         701,212         5,953,287
International Stock Trust Series I               1,305,719         9,766,776
International Stock Trust Series II                297,757         2,227,223
International Value Trust Series I               1,514,229        13,022,368
International Value Trust Series II                345,306         2,969,631
Investment Quality Bond Trust Series I           1,320,191        16,277,960
Investment Quality Bond Trust Series II            301,302         3,712,039
Mid Cap Value Trust Series I                       831,923         9,766,776
Mid Cap Value Trust Series II                      189,712         2,227,223
Overseas Trust Series I                          1,459,907         9,766,776
Overseas Trust Series II                           332,918         2,227,223
Real Estate Securities Trust Series II             336,802         5,196,855
Real Estate Securities Trust Series I            1,475,981        22,789,144
Stategic Growth Trust Series I                   1,231,624         9,766,776
Stategic Growth Trust Series Series II             280,860         2,227,224
Strategic Bond Trust Series I                    2,092,667        22,789,144
Strategic Bond Trust Series II                     477,652         5,196,855
Total Return Trust Series I                      4,512,255        65,111,840
Total Return Trust Series II                     1,029,692        14,848,157
U.S. Government Securities Trust Series I        3,434,169        48,833,880
U.S. Government Securities Trust Series II         783,682        11,136,117
U.S. Large Cap Value Trust Series I                691,943         6,511,184
U.S. Large Cap Value Trust Series II               157,791         1,484,816
                                                                ------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE
460 TRUST) (Cost: $400,701,864)                                 $399,875,433
                                                                ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

LIFESTYLE CONSERVATIVE 280 TRUST

                                                  SHARES           VALUE
                                                  ------           -----
INVESTMENT COMPANIES - 100.00%
MANUFACUTRERS INVESTMENT TRUST
Diversified Bond Trust Series I                  1,380,837      $ 15,037,315
Diversified Bond Trust Series II                   263,016         2,861,612
Equity-Income Trust Series I                       794,364        10,024,877
Equity-Income Trust Series II                      151,288         1,907,741
Fundamental Value Trust Series I                 1,531,295        15,037,316
Fundamental Value Trust Series II                  291,407         2,861,612
High Grade Bond Trust Series I                     910,029        12,531,096
High Grade Bond Trust Series II                    173,179         2,384,677
High Yield Trust Series I                        2,364,358        20,097,041
High Yield Trust Series II                         450,470         3,824,492
International Stock Trust Series I               1,675,280        12,531,096
International Stock Trust Series II                318,807         2,384,677
Investment Quality Bond Trust Series I           2,439,143        30,074,631
Investment Quality Bond Trust Series II            464,547         5,723,224
Money Market Trust Series I                      1,253,110        12,531,096
Money Market Trust Series II                       238,468         2,384,677
Real Estate Securities Trust Series II             154,548         2,384,677
Real Estate Securities Trust Series I              811,599        12,531,096
Strategic Bond Trust Series I                    1,150,698        12,531,096
Strategic Bond Trust Series II                     219,180         2,384,677
Total Return Trust Series I                      3,473,623        50,124,385
Total Return Trust Series II                       661,491         9,538,707
U.S. Government Securities Trust Series I        3,348,675        47,618,166
U.S. Government Securities Trust Series II         637,704         9,061,772
                                                                ------------
TOTAL INVESTMENTS (LIFESTYLE
CONSERVATIVE 280 TRUST) (Cost: $293,678,555)                    $298,371,756
                                                                ============

SMALL-MID CAP TRUST

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCK - 75.28%
APPAREL & TEXTILES - 2.94%
Cintas Corp. (a)                                   60,650       $  2,774,738
                                                                ------------

AUTO SERVICES - 2.08%
Copart, Inc. * (a)                                 165,785         1,962,894
                                                                ------------

BANKING - 5.17%
National Commerce Financial Corp. (a)              124,570         2,970,994
Washington Federal, Inc.                            76,680         1,905,498
                                                                ------------
                                                                   4,876,492
BUSINESS SERVICES - 5.45%
Catalina Marketing Corp. * (a)                     102,535         1,896,897
Certegy, Inc. * (a)                                 91,105         2,236,628
CSG Systems International, Inc. *                   74,265         1,013,717
                                                                ------------
                                                                   5,147,242
CHEMICALS - 3.82%
Valspar Corp. (a)                                   81,585         3,604,425
                                                                ------------

COMPUTERS & BUSINESS EQUIPMENT - 2.10%
Henry, Jack & Associates, Inc. (a)                 164,875         1,985,095
                                                                ------------

CONTAINERS & GLASS - 3.56%
Bemis Company, Inc. (a)                             67,730         3,361,440
                                                                ------------

DOMESTIC OIL - 3.03%
Devon Energy Corp. (a)                              62,235         2,856,587
                                                                ------------

ELECTRONICS - 5.91%
Teleflex, Inc.                                      58,920         2,527,079
Zebra Technologies Corp., Class A * (a)             53,260         3,051,799
                                                                ------------
                                                                   5,578,878
FINANCIAL SERVICES - 4.63%
Eaton Vance Corp. (a)                               86,940         2,456,055
Equifax, Inc. (a)                                   82,945         1,919,347
                                                                ------------
                                                                   4,375,402
FOOD & BEVERAGES - 1.34%
Tootsie Roll Industries, Inc. (a)                   41,274         1,266,286
                                                                ------------

HEALTHCARE PRODUCTS - 2.10%
Diagnostic Products Corp.                           51,440         1,986,613
                                                                ------------

HEALTHCARE SERVICES - 6.49%
First Health Group Corp. * (a)                     114,685         2,792,580
IMS Health, Inc.                                   208,475         3,335,600
                                                                ------------
                                                                   6,128,180

INDUSTRIAL MACHINERY - 1.96%
Donaldson Company, Inc. (a)                         51,400         1,850,400
                                                                ------------

INSURANCE - 6.87%
Brown & Brown, Inc.                                 63,500         2,052,320
Cincinnati Financial Corp.                          59,940         2,250,747
Reinsurance Group of America, Inc. (a)              80,645         2,183,867
                                                                ------------
                                                                   6,486,934

PHARMACEUTICALS - 3.08%
King Pharmaceuticals, Inc. *                       168,950         2,904,251
                                                                ------------

RETAIL TRADE - 5.54%
Regis Corp.                                         88,050         2,288,420
Rent-A-Center, Inc. * (a)                           58,850         2,939,557
                                                                ------------
                                                                   5,227,977

SEMICONDUCTORS - 2.57%
Maxim Integrated Products, Inc. (a)                 73,390         2,424,806
                                                                ------------

SOFTWARE - 3.11%
Fair Issac & Company, Inc. (a)                      68,832         2,939,126
                                                                ------------

TRANSPORTATION - 3.53%
C. H. Robinson Worldwide, Inc. (a)                 106,790         3,331,848
                                                                ------------

TOTAL COMMON STOCK
(Cost: $74,553,890)                                             $ 71,069,614
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
SHORT TERM INVESTMENTS - 24.38%
Cargill, Inc.
  1.20% due 01/02/2003                          $    700,000    $    699,976
Navigator Securities Lending Trust,
  1.43%                                           19,318,624      19,318,624
UBS Americas, Inc.
  1.20% due 01/02/2003                             3,000,000       2,999,900
                                                                ------------
                                                                $ 23,018,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
REPURCHASE AGREEMENTS - 0.34%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002
  at 0.60%, to be repurchased at
  $318,011 on 01/02/2003,
  collateralized by $265,000 U.S.
  Treasury Bonds, 6.50% due
  11/15/2026 (valued at $326,613,
  including interest).                          $  318,000      $    318,000
                                                                ------------

TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(Cost: $97,890,391)                                             $ 94,406,114
                                                                ============

INTERNATIONAL EQUITY SELECT TRUST

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCK - 82.72%
DENMARK - 1.88%
Danske Bank A/S                                     75,300      $  1,243,635
                                                                ------------

FINLAND - 2.48%
Nokia AB Oyj                                       103,000         1,636,443
                                                                ------------

FRANCE - 11.66%
Aventis SA                                          34,000         1,846,969
AXA                                                123,000         1,649,783
Societe Generale                                    32,500         1,891,592
TotalFinaElf SA, B Shares                           16,200         2,312,194
                                                                ------------
                                                                   7,700,538

GERMANY - 0.20%
Deutsche Bank AG NPV                                 1,300            59,849
Siemens AG NPV (a)                                   1,700            72,203
                                                                ------------
                                                                     132,052

IRELAND - 2.80%
Allied Irish Banks PLC                             137,000         1,847,620
                                                                ------------

ITALY - 5.68%
Eni SPA (a)                                        168,600         2,678,683
San Paolo-IMI SPA (a)                              165,200         1,074,120
                                                                ------------
                                                                   3,752,803

JAPAN - 5.53%
Canon, Inc. (a)                                     47,200         1,776,558
Kao Corp.                                           85,500         1,875,442
                                                                ------------
                                                                   3,652,000

NETHERLANDS - 8.51%
ABN AMRO Holdings NV                               108,300         1,769,486
Heineken NV                                         52,000         2,028,604
Royal Dutch Petroleum Company (a)                   41,500         1,825,707
                                                                ------------
                                                                   5,623,797

SPAIN - 2.78%
Endesa SA (a)                                      157,000         1,835,801
                                                                ------------

SWITZERLAND - 11.89%
Compagnie Financiere Richemont AG *                 33,000           615,574
Nestle SA                                           12,000         2,542,115
Novartis AG                                         65,100         2,374,590
UBS AG                                              47,700         2,317,576
                                                                ------------
                                                                   7,849,855

UNITED KINGDOM - 29.31%
AstraZeneca Group PLC                               49,000         1,750,814
Barclays PLC                                       371,500         2,302,028
BP PLC                                             283,800         1,950,434
Cadbury Schweppes PLC                              370,400         2,307,134
Diageo PLC                                         228,500         2,482,453
GlaxoSmithKline PLC                                129,000         2,474,896
HSBC Holdings PLC                                  209,000         2,309,286
Tesco PLC                                          391,500         1,222,431
Unilever PLC                                       269,100         2,559,718
                                                                ------------
                                                                  19,359,194
TOTAL COMMON STOCK
(Cost: $55,426,713)                                             $ 54,633,738
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
SHORT TERM INVESTMENTS - 11.27%
Navigator Securities Lending Trust, 1.43%       $ 7,440,954     $  7,440,954
                                                                ------------

REPURCHASE AGREEMENTS - 6.01%
Repurchase Agreement with State
 Street Corp. dated 12/31/2002 at
 0.60%, to be repurchased at
 $3,969,132 on 01/02/2003,
 collateralized by $2,665,000
 U.S. Treasury Bonds, 8.875% due
 02/15/2019 (valued at
 $4,051,173, including interest)                $ 3,969,000     $  3,969,000
                                                                ------------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY
SELECT TRUST) (Cost: $66,836,667)                               $ 66,043,692
                                                                ============

The Trust had the following five top industry concentrations at December 31, 2002 (as a percentage of total value of investments):

Financial Services                                    14.09%
Food & Beverages                                      11.27%
Drugs & Health Care                                    9.99%
Banking                                                8.34%
Liquor                                                 6.83%

HIGH GRADE BOND TRUST

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
U.S. TREASURY OBLIGATIONS - 25.42%
U.S. TREASURY BONDS - 17.74%
5.25% due 11/15/2028 (a)                        $  6,614,000    $  6,908,270
6.00% due 02/15/2026                               7,199,000       8,249,888
7.50% due 11/15/2016                               4,042,000       5,285,861
                                                                ------------
                                                                  20,444,019

U.S. TREASURY NOTES - 7.68%
2.25% due 07/31/2004 (a)                           8,732,000       8,846,608
                                                                ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $28,802,243)                                             $ 29,290,627
                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.92%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.28%
2.875% due 09/15/2005 (a)                          9,362,000       9,541,170
                                                                ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.64%
2.875% due 10/15/2005 (a)                             54,000          55,026
FRN 5.095% due 12/01/2011                            101,883         106,428
5.25% due 04/15/2007                              13,982,000      15,307,298
5.50% due 12/01/2031 - 12/01/2032                 12,974,733      13,255,844

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------        -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
CONTINUED
6.375% due 06/15/2009                           $ 4,690,000     $  5,426,832
                                                                ------------
                                                                  34,151,429
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $43,090,800)                                             $ 43,692,598
                                                                ------------

ASSET BACKED SECURITIES - 15.14%
AGRICULTURE - 0.27%
CNH Equipment Trust, Series
  2001-B, Class A4, 4.45% due 04/15/2007            294,000          305,122
                                                                ------------

AUTO SERVICES - 6.30%
Capital Auto Receivables Asset
  Trust, Series 2002-3, Class A3,
  3.58% due 10/16/2006                            2,767,000        2,855,681
Carmax Auto Owner Trust, Series
  2002-2, Class A4, 3.34% due
  02/15/2008                                      1,144,000        1,165,986
Ford Credit Auto Owner Trust, Series
  2002-A, Class A4A, FRN 4.36% due
  09/15/2006                                      1,723,000        1,804,502
National City Auto Receivables Trust,
  Series 2002-A, Class A4, 4.83% due
  08/15/2009                                      1,042,000        1,102,062
Onyx Acceptance Auto Trust, Series
  2002-A, Class A4, 4.60% due 10/15/2008             94,000           99,322
  Series 2002-D, Class A4,
  3.10% due 07/15/2009                              233,000          235,925
                                                                ------------
                                                                   7,263,478
ELECTRIC UTILITIES - 0.34%
CPL Transition Funding LLC, Series
  2002-1, Class A5, 6.25% due 01/15/2017            354,000          390,935
                                                                ------------

ENERGY - 5.66%
Comed Transitional Funding Trust,
  Series 1998-1, Class A6, 5.63% due
  06/25/2009                                        166,000          181,159
Detroit Edison Securitization
  Funding LLC, Series 2001-1, Class
  A3, 5.875% due 03/01/2010                         816,000          900,929
  Series 2001-1, Class A6,
  6.62% due 03/01/2016                            2,367,000        2,699,743
PSE & G Transition Funding LLC,
  Series 2001-1, Class A8, 6.89% due
  12/15/2017                                      2,350,000        2,743,238
                                                                ------------
                                                                   6,525,069
FINANCIAL SERVICES - 2.57%
WFS Financial 2002 1 Owner Trust,
  Series 2002-1, Class A4A, 4.87% due
  09/20/2009                                      2,808,000        2,964,195
                                                                ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $17,187,175)                                             $ 17,448,799
                                                                ------------

SHORT TERM INVESTMENTS - 20.47%
Navigator Securities Lending Trust, 1.43%        23,591,444     $ 23,591,444
                                                                ------------

REPURCHASE AGREEMENTS - 1.05%
Repurchase Agreement with State
  Street Corp., dated 12/31/2002 at
  0.60%, to be repurchased at
  $1,206,040 on 01/02/2003,
  collateralized by $1,115,000 U.S.
  Treasury Notes, 4.875% due
  02/15/2012 (valued at $1,233,469,
  including interest)                             1,206,000     $  1,206,000
                                                                ------------

TOTAL INVESTMENTS (HIGH GRADE BOND
Trust) (Cost: $113,877,662)                                     $115,229,468
                                                                ============

Key to Currency Abbreviations
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Key to Security Abbreviations and Legend
ADR   - American Depositary Receipts
ADS   - American Depositary Shares
ESOP  - Employee Stock Ownership Plan
EWCO  - European Written Call Option
FRN   - Floating Rate Note (Rate effective as of
        December 31, 2002).
GDR   - Global Depositary Receipts
GTD   - Guaranteed
IO    - Interest Only (Carries notional principal amount)
OTC   - Over The Counter
PCL   - Public Company Limited
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
SPDR  - Standard & Poor's Depositary Receipts
TBA   - To Be Announced
@     - Non-Income producing, issuer is in bankruptcy
        and is in default of interest payments.
*     - Non-Income producing
**    - Purchased on a forward commitment (Note 2)
***   - At December 31, 2002 a portion of this security
        was pledged to cover forward commitments purchased.
**** - At December 31, 2002 a portion of this security was pledged to cover margin requirements for open futures contracts.
(a) - At December 31, 2002 all or a portion of this security was out on loan.
(b)   - Investment in an affiliate of the Trust's custodian bank.
(c)   - Investment in an affiliate of the Trust's subadviser.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers sixty-seven separate investment portfolios, sixty three of which are described here as follows: The Internet Technologies Trust ("Internet Technologies"), the Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Telecommunications Trust ("Telecommunications"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Health Sciences Trust ("Health Sciences"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Growth Trust ("Mid Cap Growth"), the Mid Cap Opportunities Trust ("Mid Cap Opportunities"), the Mid Cap Stock Trust ("Mid Cap Stock"), the All Cap Growth Trust ("All Cap Growth"), the Financial Services Trust ("Financial Services"), the Overseas Trust ("Overseas"), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Capital Appreciation Trust ("Capital Appreciation"), the Strategic Opportunities Trust ("Strategic Opportunities"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Global Equity Trust ("Global Equity"), the Strategic Growth Trust ("Strategic Growth"), the All Cap Core Trust ("All Cap Core", formerly, "Growth"), the Large Cap Growth Trust ("Large Cap Growth"), the All Cap Value Trust ("All Cap Value"), the Capital Opportunities Trust ("Capital Opportunities"), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Company Value Trust ("Small Company Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Tactical Allocation Trust ("Tactical Allocation"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond"), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460"), the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"), the Small-Mid Cap Trust ("Small-Mid Cap"), the International Equity Select Trust ("International Equity Select") and the High Grade Bond Trust ("High Grade Bond"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Real Estate Securities, Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company of New York ("Manulife New York"). Manulife USA and Manulife New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". Manulife New York is a wholly owned subsidiary of Manulife USA.

At December 31, 2002, of the Trust portfolios noted above, Manulife USA owned seed money shares of 960,000 and 3,747,546 in Telecommunications and International Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 5) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and Manulife New York (See Note
6).

The Trust offers two classes of shares, Series I shares and effective January 28, 2002, Series II shares for all portfolios with the exception of Equity Index, Small-Mid Cap, International Equity Select and High Grade Bond. Effective November 25, 2002, Series II shares were offered for Small-Mid Cap, International Equity Select and High Grade Bond. Series I and Series II shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note 6). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

Effective November 25, 2002, Small-Mid Cap, International Equity Select and High Grade Bond became eligible for investment by each of the Lifestyle Trusts.

CHANGE IN PORTFOLIO NAME. Effective November 25, 2002, the name of Growth was changed to All Cap Core.

CHANGE IN SUBADVISERS. Effective November 25, 2002, Janus Capital Management
LLC resigned as subadviser to Dynamic Growth, T. Rowe Price International, Inc. resigned as subadviser to International Stock, SSgA Funds Management, Inc. resigned as subadviser to All Cap Core and Cohen & Steers Capital Management, Inc. resigned as subadviser to Real Estate Securities. The Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve Deutsche Asset Management, Inc. as subadviser to Dynamic Growth, International Stock, All Cap Core and Real Estate Securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios, except securities held by the Lifestyle Trusts, are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Underlying Portfolio shares held by the Lifestyle Trusts are valued at their net asset value. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at December 31, 2002:

                                                  SALE OF FUTURES CONTRACTS                       PURCHASE OF FUTURE CONTRACTS
                                                  -------------------------                       ----------------------------
                                                   NUMBER                                    NUMBER
                                   EXPIRATION      OF OPEN      NOTIONAL      UNREALIZED     OF OPEN       NOTIONAL    UNREALIZED
                                      DATE        CONTRACTS      AMOUNT       GAIN/(LOSS)    CONTRACTS     AMOUNT     GAIN/(LOSS)
                                   ----------     ---------  ------------    ------------    ---------   -----------  -----------
ALL CAP CORE  (FORMERLY, GROWTH)
Russell 2000 Index                  Mar-2003                                                    66       $12,645,600   $ (248,621)
S&P 500 Index                       Mar-2003                                                     8         1,757,800      (29,248)
                                                                                                                       ----------

                                                                                                                       $ (277,869)
                                                                                                                       ==========

EQUITY INDEX:
S&P 500 Index                       Mar-2003                                                    10       $ 2,197,250   $  (36,264)
                                                                                                                       ==========

HIGH YIELD TRUST:
U.S. 5 yr Treasury                  Mar-2003        (497)    $(55,089,177)   $ (1,196,073)
U.S. 10 yr Treasury                 Mar-2003        (213)     (23,772,312)       (732,673)
                                                                             ------------
                                                                             $ (1,928,746)
                                                                             ============

GLOBAL BOND:

10 yr German Euro - BUND            Mar-2003                                                   107       $12,740,420   $  311,498
5 yr German Euro - BOBL             Mar-2003                                                   294        34,263,341      648,472
Japan 10 yr. Govt. Bond             Mar-2003                                                    13        15,550,522       62,395
U.S. 10 yr Treasury                 Mar-2003                                                    51         5,867,391       16,844
Euribor Written Put Options
(Strike price of $96.25)            Mar-2003                                                    44               577         (258)
Eurodollar                          Jun-2003                                                    26         6,411,275       92,950
Eurodollar                          Sep-2003                                                   148        36,435,750      343,961
                                                                                                                       ----------

                                                                                                                       $1,475,862
                                                                                                                       ==========

                                                  SALE OF FUTURES CONTRACTS                       PURCHASE OF FUTURE CONTRACTS
                                                  -------------------------                       ----------------------------
                                                    NUMBER                                    NUMBER
                                   EXPIRATION      OF OPEN      NOTIONAL      UNREALIZED     OF OPEN     NOTIONAL       UNREALIZED
                                      DATE        CONTRACTS      AMOUNT       GAIN/(LOSS)    CONTRACTS    AMOUNT        GAIN/(LOSS)
                                   ----------     ---------  ------------   ------------     ---------  -----------     -----------
GLOBAL BOND, CONTINUED

U.S. 5 yr Treasury                  Mar-2003        (403)    $(45,639,750)   $   (993,008)
Euribor Written Put Options
(Strike price of $96.00)            Mar-2003         (71)            (931)         12,099
                                                                             ------------

                                                                             $   (980,909)
                                                                             ============

TOTAL RETURN:
Eurodollar                          Jun-2003                                                   118       $28,676,075   $  421,250
 Euribor                            Jun-2003                                                    60        14,407,657       95,249
Eurodollar                          Sep-2003                                                    21         4,983,825      186,113
Euribor                             Sep-2003                                                   198        49,161,204       81,929
10 yr German Euro - BUND            Mar-2003                                                   288        31,914,697      737,365
5 yr German Euro - BOBL             Mar-2003                                                 1,580       171,649,763    3,323,830
Euribor                             Mar-2003                                                   208        49,840,432      590,185
U.S. 10 yr Treasury                 Mar-2003                                                    50         5,594,016      158,328
U.S. 5 yr Treasury                  Mar-2003                                                   431        46,752,906    1,815,406
Euribor Written Put Options
(Strike price of $95.50)            Mar-2003                                                 1,193            14,559            -
Euribor Written Put Options
(Strike price of $95.75)            Mar-2003                                                 1,900            23,390            -
Euribor Written Put Options
(Strike price of $95.875)           Mar-2003                                                   700             8,635            -
Euribor Written Put Options
(Strike price of $95.625)           Mar-2003                                                 1,425            17,415            -
Euribor Written Put Options
(Strike price of $96.25)            Mar-2003                                                   308             3,812            -
                                                                                                                       $7,409,655
                                                                                                                       ===========
5 yr German Euro - BOBL Written     Mar-2003           (105)   $  (36,203)   $   (106,370)
Call Options (Strike price of
$110.00)
5 yr German Euro - BOBL Written
Put Options (Strike price of
$108.00)                            Mar-2003           (105)      (21,459)         21,383
Euribor Written Put Options
(Strike price of $97.00)            Mar-2003         (3,684)   (1,318,138)      1,313,509
Euribor Written Put Options
(Strike price of $96.75)            Mar-2003           (165)      (26,342)         25,955
Euribor Written Put Options
(Strike price of $96.75)            Jun-2003         (1,564)     (600,249)        578,200
Euribor Written Put Options
(Strike price of $96.50)            Dec-2003            (73)      (57,042)         50,521
                                                                             ------------
                                                                             $  1,883,198
                                                                             ============

U.S. GOVERNMENT SECURITIES:

U.S. 5 yr Treasury                  Mar-2003                                                   100       $11,325,000   $  294,713
                                                                                                                       ----------

SMALL CAP INDEX:

Russell 2000 Index                  Mar-2003                                                    52        10,153,107   $ (189,914)
                                                                                                                       ==========
INTERNATIONAL INDEX:
Hang Seng Index                     Jan-2003                                                     2       $   119,086   $   (6,813)
Australian Dollar                   Mar-2003                                                     5           277,400         (380)
Share Price Index 200               Mar-2003                                                     6           253,660        1,851
British Pound                       Mar-2003                                                    13         1,301,788       27,672
Eurodollar                          Mar-2003                                                    16         2,094,200       79,329
Japanese Yen                        Mar-2003                                                     9           950,288       32,909
MSCI Pan Euro Index                 Mar-2003                                                   229         3,477,404      120,754)
Topix Index                         Mar-2003                                                    15         1,054,017      (12,378)
                                                                                                                       ----------

                                                                                                                       $    1,436
                                                                                                                       ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS-CONTINUED

                                                 SALE OF FUTURES CONTRACTS                       PURCHASE OF FUTURE CONTRACTS
                                                  -------------------------                       ----------------------------
                                                    NUMBER                                    NUMBER
                                   EXPIRATION      OF OPEN      NOTIONAL      UNREALIZED     OF OPEN     NOTIONAL       UNREALIZED
                                      DATE        CONTRACTS      AMOUNT       GAIN/(LOSS)    CONTRACTS    AMOUNT        GAIN/(LOSS)
                                   ----------     ---------  ------------   ------------     ---------  -----------     -----------
MID CAP INDEX:
S&P Midcap 400 Index                Mar-2003                                                    22       $ 4,728,900   $  (31,532)
                                                                                                                       ==========

TOTAL STOCK MARKET INDEX:

S&P 500 Index                       Mar-2003                                                    18       $ 3,955,050   $  (62,026)
S&P Midcap 400 Index                Mar-2003                                                     2           429,900       (3,839)
Russell 2000 Index                  Mar-2003                                                     2           383,200   $   (7,714)
                                                                                                                       ----------
                                                                                                                       $  (73,579)
                                                                                                                       ==========
500 INDEX:
S&P 500 Index                       Mar-2003                                                   101       $22,192,225   $ (338,106)
                                                                                                                       ==========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2002, the value of securities loaned and cash collateral was as follows:

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                  MARKET VALUE      VALUE OF
                                                  OF SECURITIES      CASH
                                                     LOANED         COLLATERAL
                                                  -------------    ----------
Internet Technologies                              $ 7,370,101     $ 7,681,301*
Pacific Rim Emerging Markets                        10,235,446      10,797,720
Telecommunications                                   2,816,730       2,949,218
Science & Technology                                19,169,322      20,097,895
Health Sciences                                     12,197,815      12,896,261
Aggressive Growth                                   43,533,931      45,641,187
Emerging Small Company                              50,772,316      53,693,017
Small Company Blend                                 23,796,636      25,439,460**
Dynamic Growth                                       6,045,009       6,257,128
Mid Cap Growth                                       1,440,981       1,495,926
Mid Cap Opportunities                                1,363,137       1,421,077
Mid Cap Stock                                       24,026,058      24,997,068
All Cap Growth                                      21,429,853      22,034,101
Financial Services                                   3,435,899       3,607,570
Overseas                                            48,046,239      50,573,509
International Stock                                 19,365,909      20,376,502
International Value                                 45,257,245      48,003,295
Capital Appreciation                                 2,666,135       2,725,000
Strategic Opportunities                             66,502,450      71,859,238
Quantitative Mid Cap                                 4,940,729       5,088,000
Global Equity                                       32,736,354      34,418,503
Strategic Growth                                       842,743         876,191
All Cap Core (formerly Growth)                      12,651,996      13,140,656
Large Cap Growth                                    18,060,772      18,808,238
All Cap Value                                        5,915,376       6,698,100
Capital Opportunities                                  330,955         406,080
Quantitative Equity                                  4,329,216       4,732,524
Blue Chip Growth                                    48,995,784      50,868,215
Utilities                                              913,831         960,546
Real Estate Securities                               7,106,650       7,342,500
Small Company Value                                 34,190,640      35,733,345
Mid Cap Value                                       10,773,564      11,321,962
Value                                                4,596,121       4,849,173
Equity Index                                           787,721         860,044
Tactical Allocation                                    714,725         758,277
Fundamental Value                                   10,008,320      10,469,001
Growth & Income                                     13,476,970      13,875,352
U.S. Large Cap Value                                27,598,409      29,407,169
Equity-Income                                       34,025,158      37,959,754
Income and Value                                    52,974,350      55,099,366
Balanced                                             1,225,150       1,325,300
High Yield                                          53,710,877      55,045,484
Strategic Bond                                      40,681,986      42,476,749
Global Bond                                         18,740,015      19,128,875
Total Return                                        42,959,806      43,888,531
Investment Quality Bond                             85,224,694      87,020,508
Diversified Bond                                    40,902,155      41,743,573
Small Cap Index                                      8,059,907       8,621,958
International Index                                  4,437,204       4,680,864
Mid Cap Index                                        9,269,938       9,695,538
Total Stock Market Index                             1,509,984       1,634,137***
500 Index                                           23,102,656      24,435,693
Small-Mid Cap                                       18,638,825      19,318,624
International Equity Select                          7,075,522       7,440,954
High Grade Bond                                     23,115,749      23,591,444

* Comprised of $7,678,509 and $2,792 of cash collateral and securities collateral, respectively.
** Comprised of $25,373,996 and $60,788 of cash collateral and securities collateral, respectively.
*** Comprised of $1,634,645 and $492 of cash collateral and securities collateral, respectively

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non cash dividends are recorded at the fair market value of the securities received. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at December 31, 2002:


                            TELECOMMUNICATIONS       HEALTH SCIENCES                 GLOBAL BOND                  TOTAL RETURN
                            ------------------       ---------------                 -----------                  ------------
                          NUMBER OF    PREMIUMS   NUMBER OF       PREMIUMS      NUMBER OF     PREMIUMS       NUMBER OF     PREMIUMS
                          CONTRACTS    RECEIVED   CONTRACTS       RECEIVED      CONTRACTS     RECEIVED       CONTRACTS     RECEIVED
                          ---------   ---------   ---------       --------      ---------     --------       ---------     --------
Options outstanding
12/31/2001                   56       $ 8,372          -               -       14,500,138   $  747,289     33,204,024   $ 4,170,584
Options written             255        35,541      16,907      $ 3,362,480     48,485,646    1,226,526    171,805,350     5,192,363
Options closed & expired   (311)      (43,913)    (14,001)      (2,852,595)   (29,310,580)    (972,090)   (23,007,879)   (5,168,176)
                          -----       -------     -------      -----------    -----------   ----------    -----------    ----------
Options outstanding at                             2,906       $   509,885     33,675,204   $1,001,725    182,001,495   $ 4,194,771
12/31/2002
                          =====       =======     =======      ===========    ===========   ==========    ===========   ===========

WRITTEN OPTIONS OUTSTANDING AT DECEMBER 31, 2002:

                                                                                       NUMBER OF
 PORTFOLIO                        DESCRIPTION                              TYPE        CONTRACTS      EXPIRATION DATE       VALUE
 ---------                        -----------                              ----       ---------       ---------------      ------
HEALTH SCIENCES
                  Unitedhealth Group Inc (Strike price of $85.00)          Put          28               Jan-2003        $  (8,400)
                  Abbott Labs (Strike price of $45.00)                     Call        165               Jan-2003           (1,650)
                  Amerisourcebergen Corp (Strike price of $80.00)          Put          20               Jan-2003          (50,800)
                  Amgen (Strike price of $45.00)                           Call        139               Jan-2003          (61,160)
                  Boston Scientific Corp (Strike price of $45.00)          Call         55               Jan-2003           (3,575)
                  Cephalon Inc (Strike price of $60.00)                    Call         57               Jan-2003             (285)
                  Gilead Sciences, Inc (Strike price of $40.00)            Call         55               Jan-2003             (275)
                  Idec Pharmaceuticals Corp (Strike price of $40.00)       Call         33               Jan-2003             (165)
                  Idec Pharmaceuticals Corp (Strike price of $45.00)       Call         73               Jan-2003             (730)
                  Johnson & Johnson (Strike price of $65.00)               Call         49               Jan-2003             (245)
                  Lilly Eli & Co (Strike price of $70.00)                  Call         47               Jan-2003             (235)
                  Medimmune (Strike price of $35.00)                       Call        106               Jan-2003             (530)
                  Neurocrin (Strike price of $50.00)                       Call         57               Jan-2003           (1,710)
                  St Jude (Strike price of $37.50)                         Call        107               Jan-2003          (26,215)
                  Tenet Healthcare Corp (Strike price of $22.50)           Call        110               Jan-2003             (550)
                  Tenet Healthcare Corp (Strike price of $55.00)           Put          50               Jan-2003         (192,000)
                  Trimeris Inc (Strike price of $50.00)                    Call         54               Jan-2003             (270)
                  Unitedhealth Group Inc (Strike price of $90.00)          Call         83               Jan-2003           (1,660)
                  Wyeth (Strike price of $40.00)                           Call        113               Jan-2003             (565)
                  Tenet Healthcare Corp (Strike price of $50.00)           Put           8               Feb-2003          (26,720)
                  Allergen Inc (Strike price of $55.00)                    Put          21               Feb-2003           (4,410)
                  Gilead Sciences Inc (Strike price of $45.00)             Call         27               Feb-2003             (135)
                  Neurocrine Biosciences Inc (Strike price of $55.00)      Call        143               Feb-2003           (7,865)
                  Unitedhealth Group Inc (Strike price of $90.00)          Call         56               Feb-2003           (8,960)
                  Waters Corp (Strike price of $25.00)                     Call        119               Feb-2003           (7,140)
                  Wellpoint (Strike price of $75.00)                       Call         58               Feb-2003          (13,630)
                  Genentech (Strike price of $40.00)                       Call        104               Mar-2003           (6,760)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS CONTINUED
WRITTEN OPTIONS OUTSTANDING AT DECEMBER 31, 2002, CONTINUED

                                                                                      NUMBER OF
 PORTFOLIO                       DESCRIPTION                             TYPE         CONTRACTS        EXPIRATION DATE      VALUE
 ---------                       -----------                             ----         ---------        ---------------      -----
HEALTH SCIENCES, CONTINUED
                  Allergen (Strike price of $70.00)                       Call            84             Apr-2003       $    (7,140)
                  Idec Pharmaceuticals Corp (Strike price of $40.00)      Call            78             Apr-2003           (14,430)
                  Lilly Eli & Co (Strike price of $75.00)                 Call            26             Apr-2003            (1,430)
                  Patterson (Strike price of $50.00)                      Call            56             Apr-2003            (6,440)
                  Trimeris Inc (Strike price of $60.00)                   Call            37             Apr-2003            (1,480)
                  Trimeris Inc (Strike price of $55.00)                   Call           132             Apr-2003           (13,200)
                  Wyeth (Strike price of $40.00)                          Call           350             Apr-2003           (56,000)
                  Forest Labs Inc (Strike price of $110.00)               Call            28             May-2003           (12,320)
                  Forest Labs Inc (Strike price of $115.00)               Call            28             May-2003            (7,560)
                  Forest Labs Inc  (Strike price of $90.00)               Put             28             May-2003           (15,680)
                  Gilead Sciences, Inc (Strike price of $45.00)           Call            99             May-2003            (8,415)
                  HCA Inc. (Strike price of $40.00)                       Put             23             May-2003            (7,590)
                                                                                                                        -----------
                                                                                                                        $  (578,325)
                                                                                                                        ===========
GLOBAL BOND
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $114.00)                                                Call            34             Feb-2003       $   (75,969)
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $117.00)                                                Call            83             Feb-2003           (54,469)
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $108.00)                                                Put             83             Feb-2003            (6,484)
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $118.00)                                                Call             4             Feb-2003            (1,750)
                  Swap Option 3 Month LIBOR (Strike price of $3.50)       Call     7,405,000             Mar-2003            (9,278)
                  Interest Rate Swap (Strike price of $4.00)              Call     5,300,000             Oct-2003           (82,373)
                  Interest Rate Swap (Strike price of $6.00)              Put      2,800,000             Oct-2003           (22,918)
                  Interest Rate Swap (Strike price of $6.00)              Put      2,500,000             Oct-2003           (20,463)
                  Interest Rate Swap (Strike price of $5.65)              Call     3,900,000             Nov-2003          (368,277)
                  Interest Rate Swap (Strike price of $6.00)              Put      4,900,000             Sep-2005          (138,028)
                  Swap Option 3 Month LIBOR (Strike price of $4.00)       Call     4,900,000             Sep-2005           (81,477)
                       Interest Rate Swap (Strike price of $4.38)         Call     1,000,000             Dec-2006           (18,431)
                  OTC % U.S. Dollar Forward Delta/Neutral (Strike
                  price TBD)
                  Straddle vs. Japanese Yen, implied volatility
                  parameter of 18.50%                                  Call & Put    970,000             Dec-2012               192
                                                                                                                        -----------
                                                                                                                        $  (879,725)
                                                                                                                        ===========
TOTAL RETURN
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $117.00)                                                Call           686             Feb-2003       $  (450,188)
                  U.S. Treasury Notes 10 Yr Futures (Strike price of
                  $109.00)                                                Put            219             Feb-2003           (23,953)
                   Interest Rate Swap (Strike price of $3.25)             Call     2,100,000             May-2003           (23,560)
                  Interest Rate Swap (Strike price of $3.25)              Call     1,000,000             May-2003           (11,219)
                  Interest Rate Swap (Strike price of $3.25)              Call     1,000,000             May-2003           (11,219)
                  Eurodollar Futures (Strike price of $98.75)             Call           392             Jun-2003          (127,400)
                  Eurodollar Futures (Strike price of $97.50)             Put            198             Jun-2003            (4,950)
                  Interest Rate Swap (Strike price of $4.00)              Call    19,000,000             Jun-2003          (249,451)
                  Interest Rate Swap (Strike price of $4.00)              Call    37,000,000             Jul-2003          (521,367)
                  Interest Rate Swap (Strike price of $4.00)              Call    19,400,000             Aug-2003          (278,700)
                  Interest Rate Swap (Strike price of $3.50)              Call     1,100,000             Dec-2003           (17,643)
                  Interest Rate Swap (Strike price of $3.50)              Call    36,600,000             Dec-2003          (586,661)
                  Interest Rate Swap (Strike price of $5.97)              Call    13,200,000             Oct-2004        (1,204,975)
                  Interest Rate Swap (Strike price of $5.97)              Put     13,200,000             Oct-2004          (232,848)
                  Swap Option 3 Month LIBOR (Strike price of $6.00)       Put      3,400,000             Oct-2004           (60,557)
                  Swap Option 3 Month LIBOR (Strike price of $6.00)       Call     3,400,000             Oct-2004          (312,416)
                  Interest Rate Swap (Strike price of $6.00)              Call    20,000,000             Jun-2005        (1,628,260)
                  Interest Rate Swap (Strike price of $6.70)              Put     11,600,000             Jun-2005          (197,363)

                                                                                                                        -----------
                                                                                                                        $(5,942,730)
                                                                                                                        ===========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS-CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS CONTINUED

The following is a summary of open interest rate swap contracts outstanding in Global Bond and Total Return at December 31, 2002:

                                                                                                                      UNREALIZED
                                     TERMINATION      EFFECTIVE                                                       APPRECIATION
NOTIONAL AMOUNT      COUNTERPARTY       DATE            DATE           PAYMENT          RECEIPT       FREQUENCY       (DEPRECIATION)
---------------      ------------    ----------       ---------        -------          -------       ---------       --------------
GLOBAL BOND
  10,400,000 USD     Morgan Stanley   2/14/2008      2/14/2003    3 Month LIBOR    Fixed 3.25% @    semi-annually    $    38,374
  15,400,000 USD      Goldman Sachs  12/18/2003      9/18/2003    3 Month LIBOR      Fixed 2.50%        quarterly         34,804
   4,400,000 EUR      Goldman Sachs   3/19/2004      9/19/2003  6 Month Euribor      Fixed 4.50%         annually         42,507
  21,500,000 EUR      Merrill Lynch   3/19/2004      9/18/2003      Fixed 4.50%    6 Month LIBOR         annually        207,703
   7,200,000 USD        UBS Warburg   6/18/2005      6/18/2003    3 Month LIBOR      Fixed 4.00%    semi-annually        236,052
  53,000,000 HKD      Goldman Sachs    2/8/2006       2/8/2001     Fixed 5.753%    3 Month HIBOR        quarterly       (616,294)
   6,800,000 USD      Goldman Sachs    2/8/2006       2/8/2001    3 Month LIBOR      Fixed 5.67%    semi-annually        656,152
     800,000 GBP      Merrill Lynch    8/6/2003       8/6/1999    6 Month LIBOR     Fixed 6.949%    semi-annually         22,695
   1,700,000 GBP     Morgan Stanley   3/15/2008      3/15/2003    6 Month LIBOR      Fixed 5.50%    semi-annually        112,305
   9,800,000 USD        UBS Warburg   6/18/2010      6/18/2003      Fixed 5.00%    3 Month LIBOR    semi-annually       (618,929)
 310,000,000 JPY      Goldman Sachs   9/21/2011      3/21/2002      Fixed 1.30%    6 Month LIBOR    semi-annually       (126,018)
  12,300,000 EUR           Citibank   6/18/2012      6/17/2002      Fixed 5.00%  6 Month Euribor         annually       (671,187)
     200,000 EUR      Goldman Sachs   6/17/2012      6/17/2002      Fixed 5.00%  6 Month Euribor         annually        (10,914)
  11,400,000 AUD     Morgan Stanley  11/15/2012     11/15/2007    6 Month ABB *      Fixed 6.01%    semi-annually        (75,816)
   9,000,000 AUD     Morgan Stanley  11/15/2012     11/15/2007    6 Month ABB *      Fixed 6.05%    semi-annually        (66,693)
   9,800,000 CAD     Morgan Stanley  11/15/2012     11/15/2007   3 Month CBA **      Fixed 6.26%    semi-annually         36,974
   7,400,000 CAD     Morgan Stanley  11/15/2012     11/15/2007   3 Month CBA **      Fixed 6.30%    semi-annually         34,482
                    Bank of America
   3,200,000 USD               N.A.   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR    semi-annually       (144,950)

   7,200,000 USD        UBS Warburg   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR    semi-annually       (326,138)
   2,000,000 GBP      Goldman Sachs   3/15/2016      9/17/2001      Fixed 5.50%    6 Month LIBOR    semi-annually       (354,427)
     500,000 GBP      Goldman Sachs   3/15/2016      3/15/2011      Fixed 5.50%    6 Month LIBOR    semi-annually         (7,922)
  12,670,000 GBP     Morgan Stanley   3/15/2016      3/15/2011      Fixed 5.50%    6 Month LIBOR    semi-annually       (200,742)
   1,400,000 GBP        UBS Warburg   3/15/2017      3/15/2012      Fixed 5.00%    6 Month LIBOR    semi-annually          9,599
   2,100,000 EUR        UBS Warburg   3/15/2017      3/15/2012  6 Month Euribor      Fixed 6.00%         annually         19,114
  11,200,000 USD      Merrill Lynch   6/18/2023      6/18/2003      Fixed 6.00%    3 Month LIBOR    semi-annually     (1,175,742)
     400,000 EUR        UBS Warburg   3/15/2032      3/15/2017  6 Month Euribor      Fixed 6.00%         annually         14,203
     200,000 GBP        UBS Warburg   3/15/2032      3/15/2017      Fixed 5.00%    6 Month LIBOR    semi-annually         (4,621)
   3,900,000 EUR     Morgan Stanley  12/15/2031      6/17/2002      Fixed 5.50%  6 Month Euribor         annually       (384,412)
                                                                                                                     -----------
                                                                                                                     $(3,319,841)
                                                                                                                     ===========
TOTAL RETURN
   1,500,000,000
             JPY      Goldman Sachs   9/12/2007      9/12/2002     Fixed 0.324%    6 Month LIBOR     semi-annually      ($11,356)
 707,500,000 JPY      Goldman Sachs   6/18/2007      6/18/2003      Fixed 0.39%    6 Month LIBOR     semi-annually       (18,986)
   7,600,000 USD        UBS Warburg   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR     semi-annually      (344,257)
  12,800,000 USD      Goldman Sachs   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR     semi-annually      (579,802)
  11,100,000 USD          JP Morgan   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR     semi-annually      (502,797)
   4,800,000 USD      Merrill Lynch   6/18/2023      6/18/2003      Fixed 6.00%    3 Month LIBOR     semi-annually      (503,890)
   8,700,000 USD    Lehman Brothers   6/18/2013      6/18/2003      Fixed 5.00%    3 Month LIBOR     semi-annually      (394,084)
 285,000,000 JPY     Morgan Stanley   1/11/2011       1/9/2001     Fixed 1.805%    6 Month LIBOR     semi-annually      (218,991)
   1,000,000 EUR          JP Morgan   3/15/2017      3/15/2012  6 Month Euribor      Fixed 6.00%          annually         9,101
   7,100,000 EUR      Goldman Sachs   3/15/2017      3/15/2012  6 Month Euribor      Fixed 6.00%          annually        64,622
   2,700,000 EUR        UBS Warburg   3/15/2032      3/15/2017  6 Month Euribor      Fixed 6.00%          annually        95,668
   1,200,000 GBP        UBS Warburg   3/15/2017      3/15/2012    6 Month LIBOR      Fixed 5.00%     semi-annually         8,228
     600,000 GBP          JP Morgan   3/15/2017      3/15/2012      Fixed 5.00%    6 Month LIBOR     semi-annually         4,114
   3,200,000 GBP      Goldman Sachs   3/15/2017      3/15/2012      Fixed 5.00%    6 Month LIBOR     semi-annually        21,941
   1,700,000 GBP        UBS Warburg   3/15/2032      3/15/2017      Fixed 5.00%    6 Month LIBOR     semi-annually       (39,277)
   3,300,000 EUR          JP Morgan   3/15/2032      3/15/2017  6 Month Euribor      Fixed 6.00%          annually       116,927
   1,800,000 GBP          JP Morgan   3/15/2032      3/15/2017    6 Month LIBOR      Fixed 5.00%     semi-annually       (41,495)
                                                                                                                     -----------
                                                                                                                     $(2,334,334)
                                                                                                                     ===========

@   Fixed 3.25% adjusted by a specified spread
*   Australian Banker's Bills
**  Canadian Banker's Acceptance

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 2002:


                                                PURCHASES                                    SALES
                                     ---------------------------------       --------------------------------------
PORTFOLIO                            U.S. Government     Other Issues        U.S. Government          Other Issues
---------                            ---------------     ------------        ----------------        --------------
Internet Technologies                            -      $   18,255,134                      -        $   13,450,272
Pacific Rim Emerging Markets                     -          17,169,609                      -            16,550,261
Telecommunications                               -          25,102,312                      -            17,761,466
Science & Technology                             -         278,129,579                      -           331,946,743
International Small Cap                          -         620,360,678                      -           646,975,001
Health Sciences                                  -          85,476,134                      -            36,843,474
Aggressive Growth                                -         267,260,735                      -           265,255,053
Emerging Small Company                           -         157,176,892                      -           115,701,051
Small Company Blend                              -          92,143,124                      -            73,957,643
Dynamic Growth                                   -         152,136,478                      -           172,292,474
Mid Cap Growth                                   -          52,491,763                      -            30,416,610
Mid Cap Opportunities                            -          45,787,227                      -            41,962,808
Mid Cap Stock                                    -         300,118,718                      -           202,012,026
All Cap Growth                                   -         398,386,187                      -           412,084,255
Financial Services                               -          42,401,518                      -            12,476,999
Overseas                                         -         300,784,901                      -           285,502,720
International Stock                              -         297,371,766                      -           202,012,026
International Value                              -         186,601,833                      -            62,559,499
Capital Appreciation                             -         140,327,262                      -            40,367,244
Strategic Opportunities                          -       1,725,742,539                      -         1,893,694,242
Quantitative Mid Cap                             -         248,853,766                      -           240,654,622
Global Equity                                    -         405,600,067                      -           481,103,411
Strategic Growth                                 -         199,220,721                      -            97,346,832
All Cap Core (formerly, Growth)                  -         584,598,384                      -           724,600,208
Large Cap Growth                                 -         443,877,063                      -           401,453,286
All Cap Value                                    -          39,936,435                      -             9,876,462
Capital Opportunities                            -          60,931,653                      -            38,992,858
Quantitative Equity                              -         516,917,124                      -           587,066,169
Blue Chip Growth                                 -         527,754,267                      -           617,218,939
Utilities                           $    2,487,399          29,425,286         $    2,130,041            16,189,190
Real Estate Securities                           -         345,270,249                      -           206,942,566
Small Company Value                              -         233,795,384                      -            58,912,130
Mid Cap Value                                    -         311,246,765                      -            42,174,175
Value                                            -         167,528,871                      -           184,478,666
Equity Index                                     -           3,406,438                      -            11,042,340
Tactical Allocation                              -          22,402,191                      -            13,139,388
Fundamental Value                                -         251,890,271                      -            30,905,427
Growth & Income                                  -         766,057,397                      -         1,096,773,716
U.S. Large Cap Value                             -         278,305,053                      -           208,017,691
Equity-Income                                    -         349,951,590                      -           196,353,914
Income and Value                        97,814,590         226,558,546            116,431,279           183,386,822
Balanced                                71,131,611         156,948,722             81,402,650           159,604,902
High Yield                                       -         277,606,452                      -           169,773,150
Strategic Bond                          52,879,520         271,061,898            124,250,700           148,585,898
Global Bond                            504,677,000         470,956,960            422,154,119           467,723,568
Total Return                         3,523,236,262         853,132,622          3,151,216,382           702,058,688
Investment Quality Bond                160,941,320         126,500,110            121,820,076            74,505,867
Diversified Bond                       207,036,028         110,738,264            190,875,215            67,186,652
U.S. Government Securities             112,182,641                   -            151,181,332                     -
Small Cap Index                                  -          62,417,974                      -            30,758,781
International Index                              -          18,152,367                      -             3,717,879
Mid Cap Index                                    -          77,235,134                      -            16,995,660
Total Stock Market Index                         -          11,093,665                      -             2,329,517

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                PURCHASES                                     SALES
                                    ----------------------------------         ------------------------------------
PORTFOLIO                            U.S. Government      Other Issues         U.S. Government        Other Issues
---------                            ---------------      ------------         ---------------        -------------
500 Index                                        -      $  180,010,204                       -        $  43,946,550
Lifestyle Aggressive 1000                        -         253,961,611                       -          180,561,082
Lifestyle Growth 820                             -       1,265,086,267                       -          948,300,315
Lifestyle Balanced 640                           -       1,391,432,288                       -          995,369,297
Lifestyle Moderate 460                           -         536,848,431                       -          360,291,762
Lifestyle Conservative 280                       -         284,674,335                       -          158,963,416
Small-Mid Cap                                    -          72,446,722                       -              628,236
International Equity Select                      -          53,204,948                       -              451,775
High Grade Bond                     $  115,676,996          18,278,269           $  46,072,223            2,135,338

At December 31, 2002, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED       TAX BASIS         TAX BASIS
                                                                    APPRECIATION      UNREALIZED        UNREALIZED
PORTFOLIO                                     TAX BASIS COST       (DEPRECIATION)    APPRECIATION      DEPRECIATION
---------                                     --------------       --------------    ------------      ------------
Internet Technologies                         $   60,340,459      ($  24,072,672)    $  1,728,164      $ 25,800,836
Pacific Rim Emerging Markets                      78,172,592         (17,409,557)       3,851,361        21,260,918
Telecommunications                                18,501,212          (1,686,820)         210,736        18,501,212
Science & Technology                             641,981,596        (248,302,346)       6,774,278       255,076,624
International Small Cap                          102,281,636          (4,003,607)       3,749,159         7,752,766
Health Sciences                                  104,895,245         (12,397,271)       3,656,106        16,053,377
Aggressive Growth                                315,607,178         (26,118,117)      11,728,325        37,846,442
Emerging Small Company                           431,643,996         (66,600,926)      34,254,033       100,854,959
Small Company Blend                              189,156,853         (41,364,739)       8,445,275        49,810,014
Dynamic Growth                                    75,301,563          (1,078,532)       2,053,573         3,132,105
Mid Cap Growth                                    46,381,407          (4,103,498)       1,794,724         5,898,222
Mid Cap Opportunities                             27,265,694          (3,586,152)         540,563         4,126,715
Mid Cap Stock                                    256,723,960         (11,456,704)       6,011,644        17,468,348
All Cap Growth                                   580,878,581         (74,253,086)      18,822,118        93,075,204
Financial Services                                61,477,410          (8,795,228)         565,576         9,360,804
Overseas                                         462,686,439         (87,673,654)       4,640,246        92,313,900
International Stock                              315,847,843         (16,187,888)       4,778,573        20,966,461
International Value                              375,346,881         (47,547,775)       9,387,911        56,935,686
Capital Appreciation                             140,074,607         (14,683,940)         399,021        15,082,961
Strategic Opportunities                          617,528,623         (36,885,557)      13,378,578        50,264,135
Quantitative Mid Cap                              85,556,767              61,482        4,219,826         4,158,344
Global Equity                                    435,957,331         (46,982,215)      11,137,809        58,120,024
Strategic Growth                                 184,727,891         (21,312,456)       2,267,572        23,580,028
All Cap Core (formerly, Growth)                  285,446,859         (26,205,520)       4,626,702        30,832,222
Large Cap Growth                                 491,296,387         (72,196,006)       8,240,761        80,436,767
All Cap Value                                     56,354,712         (10,178,533)         424,169        10,602,702
Capital Opportunities                             44,935,885          (3,869,115)       1,027,310         4,896,425
Quantitative Equity                              317,481,412         (58,239,488)       3,964,256        62,203,744
Blue Chip Growth                               1,438,730,578        (233,146,443)      63,687,802       296,834,245
Utilities                                         29,862,862          (1,811,504)         884,249         2,695,753
Real Estate Securities                           357,650,099           1,440,900       12,749,330        11,308,430
Small Company Value                              417,841,115         (25,456,679)      22,073,165        47,529,844
Mid Cap Value                                    371,548,898         (18,387,239)      10,416,437        28,803,676
Value                                            307,578,554         (52,661,268)       9,615,310        62,276,578
Equity Index                                      97,998,601         (26,038,946)       4,492,591        30,531,537
Tactical Allocation                               91,489,245         (28,002,083)       1,494,375        29,496,458
Fundamental Value                                372,403,644         (27,339,134)       3,162,117        30,501,251
Growth & Income                                1,668,750,403        (180,904,591)     115,586,604       296,491,195
U.S. Large Cap Value                             565,921,208         (94,698,799)      23,736,369       118,435,168

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                   TAX BASIS NET
                                                                     UNREALIZED        TAX BASIS         TAX BASIS
                                                                    APPRECIATION      UNREALIZED        UNREALIZED
              PORTFOLIO                       TAX BASIS COST       (DEPRECIATION)    APPRECIATION      DEPRECIATION
              ---------                       --------------       --------------    ------------      ------------
Equity-Income                                 $1,297,676,318      ($ 156,950,705)    $ 55,448,388      $212,399,093
Income & Value                                   603,770,195         (66,745,454)      28,848,750        95,594,204
Balanced                                         158,288,243         (14,659,541)       3,131,235        17,790,776
High Yield                                       501,893,653         (68,647,318)      15,411,205        84,058,523
Strategic Bond                                   549,982,700          (2,324,339)      18,440,059        20,764,398
Global Bond                                      299,057,364          13,418,712       14,593,821         1,175,109
Total Return                                   1,598,300,414          11,106,802       23,222,988        12,116,186
Investment Quality Bond                          575,296,908          21,182,286       30,091,174         8,908,888
Diversified Bond                                 393,457,748          14,376,175       16,424,788         2,048,613
U.S. Government Securities                     1,330,379,151          26,353,671       26,411,704            58,033
Small Cap Index                                   87,147,870         (10,035,816)       3,574,254        13,610,070
International Index                               82,931,111         (22,461,055)       1,574,111        24,035,166
Mid Cap Index                                    128,143,562         (18,419,959)       4,925,944        23,345,903
Total Stock Market Index                          96,085,486         (28,344,278)       3,873,337        32,217,615
500 Index                                      1,039,804,791        (292,050,203)      29,172,324       321,222,527
Lifestyle Aggressive 1000                        259,367,949         (46,360,239)          77,958        46,438,197
Lifestyle Growth 820                           1,009,137,861        (122,554,352)       3,705,010       126,259,362
Lifestyle Balanced 640                         1,107,159,301         (82,953,613)      13,221,969        96,175,582
Lifestyle Moderate 460                           413,497,827         (13,622,394)       5,613,345        19,235,739
Lifestyle Conservative 280                       298,561,177            (189,421)       7,918,542         8,107,963
Small-Mid Cap                                     97,890,391          (3,484,277)         333,887         3,818,164
International Equity Select                       66,836,667            (792,975)       1,044,797         1,837,772
High Grade Bond                                  113,884,848           1,344,620        1,351,806             7,186

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Effective January 1, 2002, the Trust reduced its advisory fees and in certain portfolios implemented advisory fee breakpoints in conjunction with the adoption of Distribution Plans (see Note 6). Advisory fees charged to each Portfolio were as follows:

                                                                       BETWEEN
                                                      BETWEEN        $200 MILLION       BETWEEN
                                        FIRST     $50 MILLION AND      AND $500      $500 MILLION    EXCESS OVER
           PORTFOLIO                 $50 MILLION   $200 MILLION         MILLION      AND $1 BILLION  $1 BILLION
--------------------------------    ------------  ---------------    ------------    --------------  -----------
Internet Technologies...........       1.000%         1.000%             1.000%           1.000%        0.950%
Pacific Rim Emerging Markets....       0.700%         0.700%             0.700%           0.600%        0.600%
Science & Technology............       0.950%         0.950%             0.950%           0.900%        0.900%
International Small Cap.........       0.950%         0.950%             0.850%           0.750%        0.750%
Health Sciences.................       0.950%         0.950%             0.950%           0.900%        0.900%
Aggressive Growth...............       0.850%         0.850%             0.850%           0.800%        0.800%
Emerging Small Company..........       0.900%         0.900%             0.900%           0.870%        0.850%
Small Company Blend.............       0.900%         0.900%             0.900%           0.900%        0.900%
Dynamic Growth..................       0.850%         0.850%             0.850%           0.800%        0.800%
Mid Cap Stock...................       0.775%         0.775%             0.750%           0.725%        0.725%
All Cap Growth..................       0.800%         0.800%             0.800%           0.750%        0.750%
Overseas........................       0.800%         0.800%             0.800%           0.800%        0.800%
International Stock.............       0.850%         0.850%             0.850%           0.800%        0.800%
International Value.............       0.850%         0.850%             0.750%           0.700%        0.700%
Strategic Opportunities.........       0.700%         0.700%             0.700%           0.700%        0.700%
Quantitative Mid Cap............       0.650%         0.650%             0.550%           0.550%        0.550%
All Cap Core (formerly Growth) .       0.700%         0.700%             0.700%           0.650%        0.650%
All Cap Value ..................       0.800%         0.800%             0.800%           0.750%        0.750%
Quantitative Equity.............       0.600%         0.600%             0.600%           0.550%        0.500%
Blue Chip Growth................       0.725%         0.725%             0.725%           0.725%        0.700%
Real Estate Securities *........       0.600%         0.600%             0.600%           0.600%        0.600%
Small Company Value.............       0.900%         0.900%             0.900%           0.900%        0.900%
Mid Cap Value...................       0.800%         0.800%             0.750%           0.725%        0.725%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS-CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                                      BETWEEN
                                                      BETWEEN      $200 MILLION       BETWEEN
                                        FIRST     $50 MILLION AND    AND $500       $500 MILLION     EXCESS OVER
           PORTFOLIO                 $50 MILLION   $200 MILLION      MILLION      AND $1 BILLION     $1 BILLION
--------------------------------    ------------  --------------   ------------   --------------     -----------
Value...........................       0.650%         0.650%          0.625%           0.550%            0.550%
Equity Index....................       0.250%         0.250%          0.250%           0.250%            0.250%
Tactical Allocation.............       0.750%         0.750%          0.750%           0.700%            0.700%
Growth & Income.................       0.600%         0.600%          0.600%           0.550%            0.500%
U.S. Large Cap Value............       0.725%         0.725%          0.725%           0.725%            0.700%
Equity-Income...................       0.725%         0.725%          0.725%           0.725%            0.700%
Income & Value..................       0.650%         0.650%          0.650%           0.650%            0.650%
Balanced........................       0.600%         0.550%          0.500%           0.500%            0.500%
High Yield......................       0.625%         0.625%          0.625%           0.550%            0.550%
Strategic Bond..................       0.625%         0.625%          0.625%           0.550%            0.550%
Global Bond ....................       0.600%         0.600%          0.600%           0.600%            0.600%
Total Return....................       0.600%         0.600%          0.600%           0.600%            0.600%
Investment Quality Bond ........       0.500%         0.500%          0.500%           0.450%            0.450%
Diversified Bond................       0.600%         0.600%          0.600%           0.600%            0.600%
U.S. Government Securities .....       0.550%         0.550%          0.550%           0.450%            0.450%
Money Market....................       0.350%         0.350%          0.350%           0.350%            0.350%
Small Cap Index.................       0.375%         0.375%          0.375%           0.375%            0.375%
International Index ............       0.400%         0.400%          0.400%           0.400%            0.400%
Mid Cap Index ..................       0.375%         0.375%          0.375%           0.375%            0.375%
Total Stock Market Index........       0.375%         0.375%          0.375%           0.375%            0.375%
500 Index ......................       0.375%         0.375%          0.375%           0.375%            0.375%

                                                                     BETWEEN
                                                    BETWEEN        $250 MILLION      BETWEEN
                                      FIRST      $50 MILLION AND     AND $500      500 MILLION       EXCESS OVER
           PORTFOLIO               $50 MILLION   $250 MILLION        MILLION       AND $1 BILLION    $1 BILLION
-----------------------------      -----------   ---------------   ------------    --------------    -----------
Telecommunications...........         0.950%         0.925%           0.875%            0.800%          0.800%
Mid Cap Growth...............         0.850%         0.825%           0.800%            0.775%          0.775%
Mid Cap Opportunities........         0.850%         0.850%           0.800%            0.800%          0.800%
Financial Services ..........         0.800%         0.750%           0.750%            0.700%          0.700%
Fundamental Value............         0.800%         0.750%           0.750%            0.700%          0.700%
International Equity Select..         0.900%         0.900%           0.850%            0.800%          0.800%

                                                                      BETWEEN
                                                     BETWEEN        $600 MILLION        BETWEEN
                                      FIRST      $300 MILLION AND     AND $900       $900 MILLION     EXCESS OVER
           PORTFOLIO               $300 MILLION   $600 MILLION         MILLION      AND $1.5 BILLION  $1.5 BILLION
-----------------------------      ------------  ---------------    ------------    ----------------  ------------
Strategic Growth ............       0.750%            0.725%            0.700%            0.675%         0.600%
Capital Opportunities .......       0.750%            0.725%            0.700%            0.675%         0.600%
Utilities ...................       0.750%            0.725%            0.700%            0.675%         0.600%

                                                                       BETWEEN
                                                    BETWEEN         $100 MILLION
                                      FIRST      $50 MILLION AND      AND $250      EXCESS OVER
      PORTFOLIO                    $50 MILLION    $100 MILLION         MILLION      $250 MILLION
-----------------------------      ------------  ---------------    ------------    ------------
High Grade Bond .............         0.600%         0.550%             0.500%          0.450%

                                   FIRST $300     EXCESS OVER
       PORTFOLIO                     MILLION      $300 MILLION
-----------------------------      ----------     ------------
Capital Appreciation.........         0.750%          0.700%

                                     FIRST        EXCESS OVER
        PORTFOLIO                  $1 BILLION     $1 BILLION
-----------------------------      ----------     -----------
Global Equity................        0.750%         0.700%

                                   ALL ASSET
    PORTFOLIO                        LEVELS
-----------------------------      ---------
Large Cap Growth.............        0.875%
Small-Mid Cap................        0.950%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                        FIRST      EXCESS OVER
          PORTFOLIO                 $100 MILLION   $100 MILLION
---------------------------------   ------------   ------------
Lifestyle Aggressive 1000........      0.075%         0.050%
Lifestyle Growth 820.............      0.075%         0.050%
Lifestyle Balanced 640...........      0.075%         0.050%
Lifestyle Moderate 460...........      0.075%         0.050%
Lifestyle Conservative 280.......      0.075%         0.050%

* For the period November 25, 2002 to December 31, 2002. Prior to November 25, 2002, advisory fees for Real Estate Securities were 0.650% on assets up to $200 million and 0.600% on assets greater than $200 million.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap and High Grade Bond, 0.15% of the average daily net assets of Equity Index and International Equity Select, 0.50% of the average daily net assets of Internet Technologies, Telecommunications, Science & Technology, Health Sciences, Aggressive Growth, Emerging Small Company, Small Company Blend, Dynamic Growth, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Stock, All Cap Growth, Financial Services, Capital Appreciation, Strategic Opportunities, Quantitative Mid Cap, Strategic Growth, Growth, Large Cap Growth, All Cap Value, Capital Opportunities, Quantitative Equity, Blue Chip Growth, Utilities, Real Estate Securities, Small Company Value, Mid Cap Value, Value, Tactical Allocation, Fundamental Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond.

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes the expenses of the Underlying Portfolios, taxes, portfolio brokerage, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business).

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, International Stock, Blue Chip Growth, Small Company Value and Equity-Income. Advisory fees waived for the year ended December 31, 2002, were $95,138, $14,077, $48,888, $267,728, $8,504,
$228,641 for Science & Technology, Health Sciences, International Stock, Blue Chip Growth, Small Company Value and Equity-Income, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2002 was $2,934,088, of which $170,039 remains payable to the Adviser at December 31, 2002.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $55,000. Total expense incurred for the year ended December 31, 2002 was $363,887 of which $92,001 remains payable at December 31, 2002.

8. COMMITMENTS. At December 31, 2002, Pacific Rim Emerging Markets, International Small Cap, Health Sciences, Overseas, International Stock, International Value, Global Equity, Strategic Growth, Large Cap Growth, Capital Opportunities, Utilities, High Yield, Strategic Bond, Global Bond, Total Return, and International Index had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at December 31, 2002 were as follows:

                                                                                                          NET UNREALIZED
                                    CONTRACTS TO                             SETTLEMENT                    APPRECIATION/
                                      DELIVER           IN EXCHANGE FOR         DATE        VALUE         (DEPRECIATION)
                                    ------------        ---------------      ----------   ----------      --------------
PACIFIC RIM EMERGING MARKETS
      SALES
      Hong Kong Dollar                 2,026,237            $ 259,797        01/03/2003     $259,822           $   (25)
                                                                                                               -------
                                                                                                               $   (25)
                                                                                                               =======
INTERNATIONAL SMALL CAP
      PURCHASES
      Canadian Dollar                 $  341,891              536,292          1/2/2003     $339,489           $(2,402)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS-CONTINUED

COMMITMENTS, CONTINUED

                                                                                                      NET UNREALIZED
                                     CONTRACTS TO                     SETTLEMENT                       APPRECIATION/
                                       DELIVER      IN EXCHANGE FOR      DATE            VALUE        (DEPRECIATION)
                                     ------------   ---------------  -----------      ----------      --------------
INTERNATIONAL SMALL CAP, CONTINUED
    PURCHASES
    Hong Kong Dollar                  $  111,755           871,520      1/2/2003       $  111,754          $     (1)
    Canadian Dollar                      132,055           208,184      1/3/2003          131,787              (268)
                                      ----------                                       ----------          ========
                                      $  585,701                                       $  583,030          $(2,671)
                                                                                                           ========

    SALES
    Euro                                 400,633       $   417,876      1/2/2003       $  420,143          $ (2,267)
    British Pound                        177,109           283,816      1/2/2003          285,056            (1,240)
    Malaysian Ringgit                     29,876             7,857      1/2/2003            7,862                (5)
    Euro                                 935,592           978,247      1/3/2003          981,157            (2,910)
    British Pound                        434,396           696,686      1/3/2003          699,161            (2,475)
    Hong Kong Dollar                   1,484,019           190,269      1/3/2003          190,295               (26)
    Malaysian Ringgit                     34,852             9,165      1/3/2003            9,172                (7)
    Swiss Franc                          650,817           468,348      1/6/2003          470,549            (2,201)
    British Pound                         90,710           145,872      1/6/2003          145,999              (127)
    Japanese Yen                       6,592,321            54,865      1/6/2003           55,511              (646)
    Norwegian Krone                    3,530,512           507,768      1/6/2003          509,093            (1,325)
    Euro                                 348,773           365,214      1/7/2003          365,757              (543)
    Japanese Yen                       6,077,014            50,663      1/7/2003           51,171              (508)
    Swedish Krona                      5,188,014           592,714      1/7/2003          596,735            (4,021)
    Japanese Yen                         858,080             7,244      1/8/2003            7,225                19
                                                       -----------                     ----------          --------
                                                       $ 4,776,604                     $4,794,886          $(18,282)
                                                                                                           --------
                                                                                                           $(20,953)
                                                                                                           ========

INTERNATIONAL STOCK
    CROSS CURRENCY

                                                                                                  NET UNREALIZED
                                    RECEIVABLE                          SETTLEMENT                APPRECIATION/
PAYABLE CURRENCY      VALUE          CURRENCY    IN EXCHANGE FOR           DATE         VALUE     (DEPRECIATION)
----------------      -----          --------    ---------------        ----------      -----     --------------
Bitish Pound         290,801           Euro        $ 468,452             1/3/2003     $ 468,043       $  409
                                                                                                      ------

                                                                                                 NET UNREALIZED
                                                                   SETTLEMENT                     APPRECIATION/
                CONTRACTS TO DELIVER           IN EXCHANGE FOR       DATE             VALUE      (DEPRECIATION)
                --------------------           ---------------     ----------         -----      --------------
PURCHASES
Euro                 $   268,099                      255,430        1/2/2003     $  267,869         $ (230)
                                                                                                     -------
                                                                                                     $ (230)
                                                                                                     =======
SALES
Euro                     276,664                  $   290,083        1/3/2003     $  290,138         $  $55)
Japanese Yen          93,308,663                      782,462        1/7/2003        785,691          (3,229)
                                                  -----------        --------     ----------         -------
                                                  $ 1,072,545                     $1,075,829         $(3,284)
                                                                                                     -------
                                                                                                     $(3,514)
                                                                                                     =======
INTERNATIONAL VALUE
   PURCHASES

   British Pound     $     6,030                        3,749        1/3/2003     $    6,035         $     5
                                                                                                     -------
                                                                                                     $     5
                                                                                                     =======

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                      NET UNREALIZED
                          CONTRACTS TO                                 SETTLEMENT                      APPRECIATION/
                             DELIVER                IN EXCHANGE FOR        DATE           VALUE       (DEPRECIATION)
                        -----------------           ---------------    ----------         -----       --------------
GLOBAL EQUITY
      PURCHASES
      Australian
      Dollar            $      7,401,632                13,370,000       3/19/2003    $  7,468,726      $   67,094
      Norwegian Krone          3,789,365                28,000,000       3/19/2003       3,994,447         205,082
                        ----------------                                              ------------      ----------
                        $     11,190,997                                              $ 11,463,173      $  272,176
                                                                                                        ==========
      SALES
      Japanese Yen           919,000,000            $    7,409,199       3/19/2003    $  7,761,329      $ (352,130)
                                                                                                        ----------
                                                                                                        $  (79,954)
                                                                                                        ==========
STRATEGIC GROWTH
      PURCHASES
      Euro              $         48,302                    46,061        1/6/2003    $     48,304      $        2
                                                                                                        ----------
                                                                                                        $        2
                                                                                                        ==========
CAPITAL OPPORTUNITIES
      PURCHASES
      Euro              $          5,904                     5,630        1/6/2003    $      5,904               -
                                                                                                        ----------
                                                                                                                 -
                                                                                                        ==========
UTILITIES
      PURCHASES
      Euro              $         16,503                    16,078        1/2/2003    $     16,861      $      358
      Euro                        26,970                    25,739        1/6/2003          26,993              23
      British Pound               30,230                    18,849        1/3/2003          30,338             108
                        ----------------                                              ------------      ----------
                        $         73,703                                              $     74,192      $      489
                                                                                                        ==========

      SALES
      Canadian Dollar              9,674            $        6,133        1/3/2003    $      6,124      $        9
                                                                                                        ----------
                                                                                                        $      498
                                                                                                        ==========
HIGH YIELD
      SALES
      Euro Currency            2,675,000            $    2,594,750       1/24/2003       $2,802,289     $ (207,539)
      Euro Currency            1,545,000                 1,498,356       1/24/2003        1,618,518       (120,162)
      Euro Currency            1,545,000                 1,500,195       1/24/2003        1,618,519       (118,324)
      Euro Currency            3,010,000                 2,919,700       1/24/2003        3,153,230       (233,530)
      Euro Currency            2,875,000                 2,788,750       1/24/2003        3,011,806       (223,056)
      British Pound              565,000                   873,151       1/21/2003          907,961        (34,810)
                                                    --------------                    -------------     -----------
                                                    $   12,174,902                    $  13,112,323     $ (937,421)
                                                                                                        -----------
                                                                                                        $ (937,421)
                                                                                                        ===========
GLOBAL BOND
      PURCHASES
      Japanese Yen      $        610,000                72,383,210        1/9/2003    $     609,492     $     (508)
      Canadian Dollar          3,181,662                 5,094,000        1/9/2003        3,223,491         41,829
      Japanese Yen             2,796,544               338,473,000        1/9/2003        2,851,081         54,537
      Euro                     6,205,733                 6,084,000       1/14/2003        6,376,329        170,596
      British Pound            6,750,016                 4,256,000       1/17/2003        6,841,450         91,434
      Hong Kong Dollar           616,169                 4,810,000       1/17/2003          616,748            579
      Japanese Yen            47,934,651             5,946,840,000        2/5/2003       50,143,118      2,208,467
      Danish Krone             1,096,415                 8,099,000       3/12/2003        1,139,656         43,241
                        ----------------                                              -------------     ----------
                        $     69,191,190                                              $  71,801,365     $2,610,175

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                           NET UNREALIZED
                               CONTRACTS TO                                 SETTLEMENT                      APPRECIATION/
                                  DELIVER              IN EXCHANGE FOR        DATE           VALUE         (DEPRECIATION)
                               ------------            ---------------      ----------       -----         --------------
GLOBAL BOND, CONTINUED
       SALES
       Canadian Dollar           3,094,000              $   1,949,050        1/9/2003     $ 1,957,888       $     (8,838)
       Australian Dollar         2,700,500                  1,513,347       1/21/2003       1,516,584             (3,237)
       Australian Dollar         2,700,500                  1,508,972       2/21/2003       1,512,451             (3,479)
       Swedish Krona             4,571,000                    503,697       3/12/2003         523,198            (19,501)
                                                        -------------                     -----------       ------------
                                                        $   5,475,066                       5,510,121       $    (35,055)
                                                                                                            ------------
                                                                                                            $  2,575,120
                                                                                                            ============
TOTAL RETURN
       SALES
       Euro                     13,232,000              $  13,152,993       2/10/2003     $13,852,632       $   (699,639)
                                                                                                            ============

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than the United States Government.

10. LINE OF CREDIT. All Portfolios with the exception of US Government, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2002, there were no borrowings on the line of credit.

11. FEDERAL INCOME TAX INFORMATION. Because federal income tax regulations may differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies and excise tax regulations.

The tax character of distributions paid (with the exception of Money Market) during 2002 was as follows:

                                                           LONG TERM       TAX RETURN
            PORTFOLIO                ORDINARY INCOME     CAPITAL GAINS     OF CAPITAL    TOTAL DISTRIBUTIONS
            ---------                ---------------     -------------     ----------    -------------------
Pacific Rim Emerging Markets           $    67,949                 --              --        $    67,949
Health Sciences                            155,128                 --              --            155,128
Small Company Blend                        330,218                 --              --            330,218
Financial Services                             777                 --              --                777
Overseas                                 2,262,088                 --              --          2,262,088
International Stock                      1,144,916                 --              --          1,144,916
International Value                      1,856,047                 --              --          1,856,047
Global Equity                            6,111,578                 --              --          6,111,578
Large Cap Growth                         1,467,443                 --              --          1,467,443
All Cap Value                                  845                 --              --                845
Quantitative Equity                      1,077,631                 --              --          1,077,631
Utilities                                    1,033                 --              --              1,033
Real Estate Securities                   8,237,956                 --              --          8,237,956
Small Company Value                        897,097        $ 1,228,154              --          2,125,251
Value                                    2,730,137          4,307,635              --          7,037,772
Equity Index                             1,019,444                 --              --          1,019,444
Tactical Allocation                          1,617                 --              --              1,617
Fundamental Value                          152,780                 --              --            152,780
Growth & Income                         12,307,222         74,936,045              --         87,243,267
U.S. Large Cap Value                     1,472,309                 --              --          1,472,309
Equity-Income                           18,021,008         29,751,648              --         47,772,656

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                                           LONG TERM      TAX RETURN
            PORTFOLIO                ORDINARY INCOME     CAPITAL GAINS    OF CAPITAL      TOTAL DISTRIBUTIONS
            ---------                ---------------     -------------    ----------      -------------------
Income & Value                         $10,545,302                 --             --        $    10,545,302
Balanced                                 3,966,825                 --             --              3,966,825
High Yield                              29,238,979                 --             --             29,238,979
Strategic Bond                          22,248,254                 --             --             22,248,254
Total Return                            42,172,422        $ 2,532,874             --             44,705,296
Investment Quality Bond                 22,928,748                 --             --             22,928,748
Diversified Bond                        13,630,432                 --             --             13,630,432
U.S. Government Securities              23,900,322                 --             --             23,900,322
Small Cap Index                            603,721                 --             --                603,721
International Index                        781,194                 --             --                781,194
Mid Cap Index                              517,015                 --             --                517,015
Total Stock Market Index                   651,863                 --             --                651,863
500 Index                                   16,495                 --             --                 16,495
Lifestyle Aggressive 1000                  696,647                 --     $  811,986              1,508,633
Lifestyle Growth 820                    11,870,382                 --      4,635,393             16,505,775
Lifestyle Balanced 640                  24,874,616                 --      3,150,408             28,025,024
Lifestyle Moderate 460                   9,644,174                 --        420,635             10,064,809
Lifestyle Conservative 280               6,521,724                 --        285,303              6,807,027
Small-Mid Cap                                    4                 --             --                      4
High Grade Bond                            538,391             11,551             --                549,942

The tax character of distributions paid (with the exception of Money Market) during 2001 was as follows:

                                                           LONG TERM      TAX RETURN
            PORTFOLIO                ORDINARY INCOME     CAPITAL GAINS    OF CAPITAL      TOTAL DISTRIBUTIONS
            ---------                ---------------     -------------    ----------      -------------------
Pacific Rim Emerging Markets          $    273,042                 --             --      $         273,042
Science & Technology                            --       $ 49,029,735             --             49,029,735
Emerging Small Company                          --         18,772,975             --             18,772,975
Small Company Blend                        542,014                 --             --                542,014
Dynamic Growth                             231,237                 --             --                231,237
All Cap Growth                                  --         42,761,463             --             42,761,463
Financial Services                           6,678                 --             --                  6,678
Overseas                                18,807,315         20,465,625             --             39,272,940
International Stock                        537,526         12,045,532             --             12,583,058
International Value                      4,589,456                 --             --              4,589,456
Strategic Opportunities                188,530,064                 --             --            188,530,064
Global Equity                           25,014,348         78,780,951             --            103,795,299
Large Cap Growth                         1,595,308         19,079,750             --             20,675,058
All Cap Value                                3,613                 --             --                  3,613
Quantitative Equity                     58,043,829         22,252,930             --             80,296,759
Blue Chip Growth                                --        132,653,982             --            132,653,982
Utilities                                   87,620                 --             --                 87,620
Real Estate Securities                   8,304,834                 --             --              8,304,834
Small Company Value                        247,360                 --             --                247,360
Mid Cap Value                              177,922                 --             --                177,922
Value                                    2,980,758          5,141,047             --              8,121,805
Equity Index                             1,097,501          1,646,150             --              2,743,651
Tactical Allocation                        485,383                 --             --                485,383
Growth & Income                         10,407,561        130,574,062             --            140,981,623
U.S. Large Cap Value                     3,634,077          1,477,297             --              5,111,374
Equity-Income                           22,588,258         87,618,922             --            110,207,180
Income & Value                          21,016,381          5,023,868             --             26,040,249
Balanced                                 4,067,476                 --             --              4,067,476
High Yield                              26,393,060                 --             --             26,393,060
Strategic Bond                          25,014,970                 --             --             25,014,970
Total Return                            19,174,896                 --             --             19,174,896
Investment Quality Bond                 19,361,929                 --             --             19,361,929

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                                           LONG TERM      TAX RETURN
            PORTFOLIO                ORDINARY INCOME     CAPITAL GAINS    OF CAPITAL      TOTAL DISTRIBUTIONS
            ---------                ---------------     -------------    ----------      -------------------
Diversified Bond                       $13,274,035                 --             --         $  13,274,035
U.S. Government Securities              20,935,256                 --             --            20,935,256
Small Cap Index                            769,668                 --             --               769,668
International Index                        577,137                 --             --               577,137
Mid Cap Index                              367,723                 --             --               367,723
Total Stock Market Index                   589,908                 --             --               589,908
500 Index                                5,897,069                 --             --             5,897,069
Lifestyle Aggressive 1000                4,720,964       $  3,038,622    $ 4,845,784            12,605,370
Lifestyle Growth 820                    29,133,077          6,661,537     14,380,851            50,175,465
Lifestyle Balanced 640                  29,141,207         17,159,293             --            46,300,500
Lifestyle Moderate 460                   8,302,883                 --      2,754,320            11,057,203
Lifestyle Conservative 280               5,778,575            309,634             --             6,088,209
Small-Mid Cap                                  140                 --             --                   140
High Grade Bond                            105,569                 --             --               105,569

The tax-basis components of distributable earnings at December 31, 2002 was as follows:

                                UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                  ORDINARY        REALIZED       APPRECIATION      CAPITAL LOSS
         PORTFOLIO                 INCOME          GAIN         (DEPRECIATION)    CARRYFORWARDS
         ---------                 ------          ----         --------------    -------------
Internet Technologies                     --              --    $ (24,072,672)   $   (56,030,601)
Pacific Rim Emerging Markets    $     92,280              --      (17,402,362)       (11,769,972)
Telecommunications                        --              --       (2,066,642)       (12,360,185)
Science & Technology                      --              --     (248,302,337)      (875,654,767)
International Small Cap                   --              --       (3,961,089)      (133,803,414)
Health Sciences                           --              --      (12,465,592)        (6,794,857)
Aggressive Growth                         --              --      (26,118,117)      (152,104,021)
Emerging Small Company                    --              --      (66,604,831)       (71,283,820)
Small Company Blend                       --              --      (41,364,739)       (37,230,780)
Dynamic Growth                            --              --       (1,078,532)      (164,060,790)
Mid Cap Growth                            --              --       (4,103,498)       (12,783,091)
Mid Cap Opportunities                     --              --       (3,586,152)       (10,171,549)
Mid Cap Stock                             --              --      (11,456,704)       (49,850,582)
All Cap Growth                            --              --      (74,252,858)      (258,508,635)
Financial Services                   121,346              --       (8,794,595)          (303,690)
Overseas                           1,832,814              --      (87,665,828)      (152,515,342)
International Stock                1,637,973              --      (16,162,736)      (115,497,910)
International Value                3,129,097              --      (47,536,214)       (29,181,115)
Capital Appreciation                      --              --      (14,683,940)       (14,574,002)
Strategic Opportunities                   --              --      (36,885,557)      (682,378,702)
Quantitative Mid Cap                      --              --           61,482        (44,938,263)
Global Equity                      3,373,458              --      (46,985,170)      (109,015,109)
Strategic Growth                          --              --      (21,312,256)       (19,434,948)
All Cap core (formerly,
Growth)                                   --              --      (26,205,520)      (343,918,618)
Large Cap Growth                   1,206,747              --      (72,195,158)      (201,457,469)
All Cap Value                         46,123              --      (10,178,533)          (948,146)
Capital Opportunities                 14,868              --       (3,869,114)       (10,176,866)
Quantitative Equity                1,699,756              --      (58,239,488)       206,872,106
Blue Chip Growth                     658,231              --     (233,146,443)      (154,894,874)
Utilities                            435,175              --       (1,811,956)        (7,593,399)
Real Estate Securities            11,173,118              --        1,413,684        (16,222,192)
Small Company Value                1,733,142      $  474,277      (25,456,679)                --
Mid Cap Value                      1,631,327              --      (18,387,239)        (3,997,013)
Value                              3,123,000              --      (52,661,268)       (25,115,167)
Equity Index                       1,083,167              --      (26,038,930)        (4,506,236)
Tactical Allocation                  312,601              --      (28,002,083)        (4,894,175)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                UNDISTRIBUTED    UNDISTRIBUTED       UNREALIZED
                                  ORDINARY         REALIZED         APPRECIATION      CAPITAL LOSS
          PORTFOLIO                INCOME            GAIN          (DEPRECIATION)    CARRYFORWARDS
          ---------                ------            ----          --------------    -------------
Fundamental Value               $  1,160,779               --      $ (27,339,134)    $  (5,266,158)
Growth & Income                   15,127,333               --       (180,904,591)      (80,781,003)
U.S. Large Cap Value               2,176,684               --        (94,705,564)      (52,894,958)
Equity-Income                     19,682,259     $ 23,262,726       (157,486,731)               --
Income & Value                    10,193,021               --        (66,947,754)      (30,534,476)
Balanced                           3,594,017               --        (14,754,088)      (58,067,154)
High Yield                        27,672,782               --        (68,725,618)      (87,175,437)
Strategic Bond                    24,018,282               --         (4,075,230)      (32,049,913)
Global Bond                        8,686,002               --          9,502,289        (1,784,848)
Total Return                      75,199,549       14,433,806         10,955,129                --
Investment Quality Bond           27,043,098               --         20,082,157       (18,534,139)
Diversified Bond                  17,790,707               --         13,834,467        (6,136,063)
U.S. Government Securities        29,140,408               --         25,401,190        (7,475,621)
Small Cap Index                           --               --        (10,036,774)      (10,785,268)
International Index                   13,069               --        (22,583,748)       (5,819,299)
Mid Cap Index                             --               --        (18,419,659)       (1,371,754)
Total Stock Market Index                  --               --        (28,347,496)       (3,291,715)
500 Index                          7,726,669               --       (292,050,203)      (37,236,426)
Lifestyle Aggressive 1000                 --               --        (46,360,238)      (35,629,218)
Lifestyle Growth 820                      --               --       (122,554,352)     (125,525,838)
Lifestyle Balanced 640                    --               --        (82,953,613)     (101,593,273)
Lifestyle Moderate 460                    --               --        (13,622,394)      (21,274,269)
Lifestyle Conservative 280                --               --           (189,421)       (1,251,134)
Small-Mid Cap                             --               --         (3,580,960)          (60,303)
International Equity Select               --               --         (1,031,238)         (200,609)
High Grade Bond                       44,076               --          1,345,685               --

12. CAPITAL LOSS CARRYFORWARDS. At December 31, 2002, capital loss carryforwards available to offset future realized gains were approximately:

                                                                           EXPIRATION YEAR
                                      -------------------------------------------------------------------------------------------
PORTFOLIO                                 2004           2006            2007            2008             2009           2010
-----------------------------------   -----------    -----------     ------------    ------------     ------------   ------------
Internet Technologies Trust                    --             --               --    $  1,220,000     $ 33,483,000   $ 21,328,000
Pacific Rim Emerging Markets Trust             --     $  599,000               --              --        7,852,000      3,319,000
Telecommunications Trust                       --             --               --              --        1,997,000     10,363,000
Science and Technology Trust                   --             --               --              --      661,244,000    214,411,000
International Small Cap Trust                  --             --               --      49,523,000       67,800,000     16,480,000
Health Sciences Trust                          --             --               --              --               --      6,795,000
Aggressive Growth Trust                        --        572,000               --       4,331,000       93,743,000     53,458,000
Emerging Small Company Trust                   --             --               --              --       24,979,000     46,305,000
Small Company Blend Trust                      --             --               --              --       19,321,000     17,910,000
Dynamic Growth Trust                           --             --               --      12,535,000      103,381,000     48,145,000
Mid Cap Growth Trust                           --             --               --              --        1,402,000     11,381,000
Mid Cap Opportunities Trust                    --             --               --              --        2,317,000      7,855,000
Mid Cap Stock Trust                            --             --     $  1,875,000       5,859,000       20,715,000     21,402,000
All Cap Growth Trust                           --             --               --              --      178,151,000     80,358,000
Financial Services Trust                       --             --               --              --          135,000        169,000
Overseas Trust                                 --             --               --              --       88,227,000     64,288,000
International Stock Trust                      --             --               --              --       19,465,000     96,033,000
International Value Trust                      --             --               --              --        8,907,000     20,274,000
Capital Appreciation Trust                     --             --               --              --        3,270,000     11,304,000
Strategic Opportunities Trust                  --             --               --              --      342,084,000    340,295,000
Quantitative Mid Cap Trust                     --             --               --              --       23,605,000     21,333,000
Global Equity Trust                            --             --               --              --       38,418,000     70,597,000

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

CAPITAL LOSS CARRYFORWARDS, CONTINUED

                                                                           EXPIRATION YEAR
                                      -------------------------------------------------------------------------------------------
PORTFOLIO                                 2004           2006            2007            2008             2009           2010
-----------------------------------   -----------    -----------     ------------    ------------     ------------   ------------
Strategic Growth Trust                         --             --               --              --     $  3,862,000   $ 15,573,000
All Cap Core (formerly, Growth
Trust)                                         --             --               --    $ 17,455,000      189,385,000    137,079,000
Large Cap Growth Trust                         --             --               --              --       86,225,000    115,233,000
All Cap Value Trust                            --             --               --              --          277,000        671,000
Capital Opportunities Trust                    --             --               --              --        1,225,000      8,952,000
Quantitative Equity Trust                      --             --               --              --      128,938,000     77,934,000
Blue Chip Growth Trust                         --             --               --              --       65,883,000     89,012,000
Utilities Trust                                --             --               --              --          694,000      6,899,000
Real Estate Securities Trust                   --             --     $ 14,161,000       2,061,000               --             --
Mid Cap Value Trust                            --             --               --              --          471,000      3,526,000
Value Trust                                    --             --               --              --               --     25,115,000
Equity Index Trust                             --             --               --              --          424,000      4,082,000
Tactical Allocation Trust                      --             --               --              --               --      4,894,000
Fundamental Value Trust                        --             --               --              --          265,000      5,001,000
Growth & Income Trust                          --             --               --              --               --     80,781,000
U.S. Large Cap Value Trust                     --             --               --              --        2,397,000     50,498,000
Income and Value Trust                         --             --               --              --        2,211,000     28,323,000
Balanced Trust                                 --             --               --       5,432,000       35,067,000     17,568,000
High Yield Trust                               --             --        2,607,000       5,017,000        6,052,000     73,499,000
Strategic Bond Trust                           --    $10,173,000       11,638,000       3,587,000        1,478,000      5,174,000
Global Bond Trust                              --             --        1,785,000              --               --             --
Investment Quality Bond Trust          $  213,000         95,000        2,131,000       6,096,000        2,482,000      7,517,000
Diversified Bond Trust                         --             --               --         171,000               --      5,965,000
U.S. Government Securities Trust               --             --               --       7,476,000               --             --
Small Cap Index Trust                          --             --               --       2,210,000        3,267,000      5,308,000
International Index Trust                      --             --               --         130,000          884,000      4,805,000
Mid Cap Index Trust                            --             --               --              --          327,000      1,045,000
Total Stock Market Index Trust                 --             --               --              --          547,000      2,745,000
500 Index Trust                                --             --               --         374,000        5,746,000     31,116,000
Lifestyle Aggressive 1000 Trust                --             --               --              --        6,453,000     29,176,000
Lifestyle Growth 820 Trust                     --             --               --              --       15,153,000    110,373,000
Lifestyle Balanced 640 Trust                   --             --               --              --               --    101,593,000
Lifestyle Moderate 460 Trust                   --             --               --              --        3,656,000     17,618,000
Lifestyle Conservative 280 Trust               --             --               --              --               --      1,251,000
Small-Mid Cap Trust                            --             --               --              --           60,000             --
International Equity Select                    --             --               --              --           16,000        185,000

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION (UNAUDITED). The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                       POSITION WITH                 PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                   DURING PAST FIVE YEARS
---------------------                    ---------                   ----------------------
Don B. Allen                              Trustee       Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                                       of Business Administration, University of Rochester.
Boston, MA  02108                      (since 1985)
Age: 74

Charles L. Bardelis                       Trustee       President and Executive Officer, Island Commuter
73 Tremont Street                                       Corp. (Marine Transport).
Boston, MA  02108                      (since 1988)
Age: 61

Samuel Hoar                               Trustee       Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                                       JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA  02108                      (since 1989)     Arbitrator, Regional Director of Professional
Age: 75                                                 Services, J.A.M.S./Endispute, Inc., June 1994
                                                        to August 1999.

F. David Rolwing                          Trustee       Former Chairman, President and CEO, Montgomery
73 Tremont Street                                       Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA  02108                      (since 1997*)    1999).
Age: 68

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                                       POSITION WITH                  PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                    DURING PAST FIVE YEARS
---------------------                    ---------                    ----------------------
John D. DesPrez III #                     Trustee       President, The Manufacturers Life Insurance Company
73 Tremont Street                                       (U.S.A.), January 1999 to date; Senior Vice
Boston, MA  02108                      (since 2000)     President, US Annuities, Manulife Financial,
Age: 46                                                 September 1996 to December, 1998; President, The
                                                        Manufacturers Life Insurance Company of North
                                                        America, September 1996 to December, 1998; Vice
                                                        President, Mutual Funds, Manulife Financial, January
                                                        1995 to September 1996.

John D. Richardson #                  Chairman of the   Retired; Former Senior Executive Vice President,
200 Bloor Street East                    Board of       U.S. Operations, Manulife Financial, January 1999
Toronto, Ontario, Canada                 Trustees       to March 2002 (Retired, March 2002); Executive Vice
M4W 1E5                                                 President and General Manager, U.S. Operations,
Age: 64                                (since 1997)     Manulife Financial, January 1995 to January 1999.
                                                        Director of Manulife Financial Corporation, a
                                                        publicly traded company and the ultimate parent
                                                        of the adviser.

John R. Ostler*                          Treasurer      Vice President and Chief Financial Officer, U.S.
200 Bloor Street East                                   Operations, The Manufacturers Life Insurance
Toronto, Ontario, Canada               (since 2000)     Company, October 1, 2000 to present; Vice President
M4W 1E5                                                 and Corporate Actuary, The Manufacturers Life
Age: 50                                                 Insurance Company, March 1998 to September 2000;
                                                        Vice President & CFO U.S. Individual
                                                        Insurance, The Manufacturers Life Insurance
                                                        Company, 1992 to March 1998; Vice President,
                                                        U.S. Insurance Products, The Manufacturers
                                                        Life Insurance Company, 1990 - 1992;
                                                        Assistant Vice President & Pricing Actuary,
                                                        U.S. Insurance, The Manufacturers Life
                                                        Insurance Company, 1988-1990.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST, CONTINUED

                                       POSITION WITH                 PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    THE TRUST                   DURING PAST FIVE YEARS
---------------------                  -------------                 ----------------------
James D. Gallagher*                      President      Executive Vice President, The Manufacturers Life
73 Tremont Street                                       Insurance Company (U.S.A.), January 1996 to
Boston, MA  02108                      (since 2001)     present; President, The Manufacturers Life
Age: 48                                                 Insurance Company of New York, August 1999 to
                                                        present; Vice President, Secretary and General
                                                        Counsel, The Manufacturers Life Insurance Company
                                                        of North America, June 1994 to date.

Andrew Corselli                          Secretary      Assistant Vice President and Senior Counsel,
73 Tremont Street                                       U.S. Operations Law Department, Manulife
Boston, MA 02108                        (since 2002)    Financial, March 2001 to date; The
Age: 56                                                 Prudential Insurance Company of America,
                                                        Assistant General Counsel & Chief of
                                                        Litigation, June 1988 to June, 2000

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

[MANULIFE LETTERHEAD]

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III_Samuel Hoar
F. David Rolwing

OFFICERS
James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Andrew Corselli, Secretary

INVESTMENT ADVISER
Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE VARIABLE ANNUITIES
The Manufacturers Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

ISSUER OF VENTURE VARIABLE ANNUITIES AND VENTURE VARIABLE LIFE INSURANCE
PRODUCTS
The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE ANNUITIES
Manulife Financial Securities LLC
Boston, Massachusetts

PRINCIPAL UNDERWRITER OF VENTURE
VARIABLE ANNUITIES AND VENTURE
VARIABLE LIFE INSURANCE PRODUCTS
Manulife Financial Securities LLC
Toronto, Ontario, Canada

PROMOTIONAL AGENT OF
VENTURE ANNUITIES
Manulife Wood Logan
Stamford, Connecticut

Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.

[MANULIFE LETTERHEAD]